UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N‑CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811‑23325

SIX CIRCLES TRUST
On behalf of the following series:
Six Circles U.S. Unconstrained Equity Fund
Six Circles International Unconstrained Equity Fund
Six Circles Tax Aware Ultra Short Duration Fund
Six Circles Ultra Short Duration Fund
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund
Six Circles Managed Equity Portfolio International Unconstrained Fund
Six Circles Global Bond Fund
Six Circles Tax Aware Bond Fund
Six Circles Credit Opportunities Fund
Six Circles Multi-Strategy Fund
(Exact name of registrant as specified in charter)

383 Madison Avenue, New York, NY 10179
(Address of principal executive offices) (Zip Code)

The Corporation Trust Company
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 464‑2070
Date of fiscal year end: December 31
Date of reporting period: June 30, 2025

Form N‑CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e‑1 under the Investment Company Act of 1940 (17 CFR 270.30e‑1). The Commission may use the information provided on Form N‑CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N‑CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in FormN‑CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

Semi-Annual Shareholder Report June 30, 2025

Six Circles Ultra Short Duration Fund (CUSDX)

This semi-annual shareholder report contains important information about the Six Circles Ultra Short Duration Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1‑212‑464‑2070.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Six Circles Ultra Short Duration Fund	$10	0.19%
* This charge is annualized.

Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to:

Fund’s net assets (in thousands)	$719,924

Total number of portfolio holdings	590

Portfolio turnover rate as of the end of the reporting period	41.66%

Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Asset Type1)		Top Ten Holdings2)

Corporate Bonds	51.1%	Canadian Treasury Bill, (Canada), Zero Coupon, 07/16/2025	1.9%

Short-Term Investments	18.4	U.S. Treasury Bills, 4.01%, 03/19/2026	1.7

Asset-Backed Securities	17.3	Japan Treasury Discount Bill, (Japan), Series 1299, Zero Coupon, 07/14/2025	1.5

Collateralized Mortgage Obligations	7.1	Japan Treasury Discount Bill, (Japan), Series 1303, Zero Coupon, 08/04/2025	1.5

Commercial Mortgage-Backed Securities	3.0	U.S. Treasury Notes, 1.63%, 02/15/2026	1.4

U.S. Treasury Obligations	1.5	Southern California Edison Co., Series E, 3.70%, 08/01/2025	1.1

Mortgage-Backed Security	0.6	Japan Treasury Discount Bill, (Japan), Series 1279, Zero Coupon, 07/10/2025	1.0

Foreign Government Security	0.3	T‑Mobile USA, Inc., 2.25%, 02/15/2026	0.9

Certificates of Deposit	0.3	GLP Capital LP / GLP Financing II, Inc., 5.38%, 04/15/2026	0.8

		HCA, Inc., 3.13%, 03/15/2027	0.8

		Total % of Portfolio	12.6%
1) Presented percentages may not sum to 100% due to rounding to the nearest percent.
2) Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Availability of Additional Information
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.
The Six Circles Funds are specifically designed to be completion portfolios within an overall discretionary portfolio. This Fund and other Six Circles Funds are not intended to be standalone investments.

Semi-Annual Shareholder Report	1	Six Circles Ultra Short Duration Fund (CUSDX)

Semi-Annual Shareholder Report June 30, 2025

Six Circles Tax Aware Ultra Short Duration Fund (CUTAX)

This semi-annual shareholder report contains important information about the Six Circles Tax Aware Ultra Short Duration Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1‑212‑464‑2070.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Six Circles Tax Aware Ultra Short Duration Fund	$7	0.14%
* This charge is annualized.

Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to:

Fund’s net assets (in thousands)	$954,730

Total number of portfolio holdings	450

Portfolio turnover rate as of the end of the reporting period	23.70%

Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Asset Type1)		Top Ten Holdings2)

Municipal Bonds	66.2%	Orlando Utilities Commission, Series 1, Rev., VRDO, 2.50%, 07/07/2025	2.6%

Corporate Bonds	12.3	New York City Transitional Finance Authority, Rev., 5.00%, 11/01/2027	2.3

Asset-Backed Securities	7.9	Health & Educational Facilities Authority of the State of Missouri, Series F, Rev., VRDO, 3.90%, 07/01/2025	1.8

Collateralized Mortgage Obligations	5.8	Louisiana State Citizens Property Insurance Corp., Series A, Rev., 5.00%, 06/01/2026	1.7

Short-Term Investments	5.4	Triborough Bridge & Tunnel Authority, Subordinated Bond, Series A, Rev., BAN, 5.00%, 02/01/2028	1.7

Foreign Government Securities	0.6	City of Rochester MN, Series A, Rev., VRDO, 1.75%, 07/07/2025	1.5

Mortgage-Backed Security	0.5	State of Ohio, Rev., VRDO, 1.70%, 07/07/2025	1.5

Commercial Mortgage-Backed Securities	0.4	Metropolitan Water Reclamation District of Greater Chicago, Series C, GO, 5.00%, 12/01/2027	1.4

Certificates of Deposit	0.3	Chelan County Public Utility District No. 1, Series B, Rev., VRDO, 1.75%, 07/07/2025	1.4

U.S. Government Agency Security	0.2	New York State Housing Finance Agency, Rev., VRDO, LOC: TD Bank NA, 2.00%, 07/07/2025	1.2

U.S. Treasury Obligation	0.2	Total % of Portfolio	17.1%
1) Presented percentages may not sum to 100% due to rounding to the nearest percent.
2) Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Availability of Additional Information
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.
The Six Circles Funds are specifically designed to be completion portfolios within an overall discretionary portfolio. This Fund and other Six Circles Funds are not intended to be standalone investments.

Semi-Annual Shareholder Report	1	Six Circles Tax Aware Ultra Short Duration Fund (CUTAX)

Semi-Annual Shareholder Report June 30, 2025

Six Circles U.S. Unconstrained Equity Fund (CUSUX)

This semi-annual shareholder report contains important information about the Six Circles U.S. Unconstrained Equity Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1‑212‑464‑2070.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Six Circles U.S. Unconstrained Equity Fund	$3	0.05%
* This charge is annualized.

Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to:

Fund’s net assets (in thousands)	$28,045,926

Total number of portfolio holdings	374

Portfolio turnover rate as of the end of the reporting period	33.35%

Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Sector Allocation1)	Top Ten Holdings2)

	Microsoft Corp.	8.4%
	NVIDIA Corp.	6.6
	Amazon.com, Inc.	6.5
	Walmart, Inc.	4.5
	Apple, Inc.	4.1
	Wells Fargo & Co.	3.0
	Meta Platforms, Inc., Class A	2.8
	Booking Holdings, Inc.	2.6
	Danaher Corp.	2.1
	Boston Scientific Corp.	2.1
	Total % of Portfolio	42.7%

1) Presented percentages may not sum to 100% due to rounding to the nearest percent.
2) Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Availability of Additional Information
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.
The Six Circles Funds are specifically designed to be completion portfolios within an overall discretionary portfolio. This Fund and other Six Circles Funds are not intended to be standalone investments.

Semi-Annual Shareholder Report	1	Six Circles U.S. Unconstrained Equity Fund (CUSUX)

Semi-Annual Shareholder Report June 30, 2025

Six Circles International Unconstrained Equity Fund (CIUEX)

This semi-annual shareholder report contains important information about the Six Circles International Unconstrained Equity Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1‑212‑464‑2070.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Six Circles International Unconstrained Equity Fund	$4	0.08%
* This charge is annualized.

Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to:

Fund’s net assets (in thousands)	$17,172,647

Total number of portfolio holdings	716

Portfolio turnover rate as of the end of the reporting period	16.53%

Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Sector Allocation1)	Top Ten Holdings2)

	Nestle SA	5.6%
	SAP SE	4.7
	Novo Nordisk A/S, Class B	3.5
	ASML Holding NV	3.1
	Taiwan Semiconductor Manufacturing Co. Ltd.	2.2
	L’Oreal SA	2.2
	HSBC Holdings plc	2.1
	Rolls-Royce Holdings plc	1.9
	Siemens AG	1.9
	Deutsche Telekom AG	1.8
	Total % of Portfolio	29.0%

1) Presented percentages may not sum to 100% due to rounding to the nearest percent.
2) Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Availability of Additional Information
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.
The Six Circles Funds are specifically designed to be completion portfolios within an overall discretionary portfolio. This Fund and other Six Circles Funds are not intended to be standalone investments.

Semi-Annual Shareholder Report	1	Six Circles International Unconstrained Equity Fund (CIUEX)

Semi-Annual Shareholder Report June 30, 2025

Six Circles Global Bond Fund (CGLBX)

This semi-annual shareholder report contains important information about the Six Circles Global Bond Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1‑212‑464‑2070.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Six Circles Global Bond Fund	$6	0.12%
* This charge is annualized.

Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to:

Fund’s net assets (in thousands)	$14,555,077

Total number of portfolio holdings	6,893

Portfolio turnover rate as of the end of the reporting period	88.19%

Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Asset Type1)		Top Ten Holdings2)

Foreign Government Securities	62.6%	FNMA or FHLMC, Single Family, 30 years, TBA, 6.00%, 08/01/2055	1.0%

Corporate Bonds	14.3	U.S. Treasury Bills, 4.25%, 07/03/2025	0.8

Mortgage-Backed Securities	13.2	China Government Bond, (China), 2.67%, 05/25/2033	0.6

U.S. Treasury Obligations	11.0	FNMA or FHLMC, Single Family, 30 years, TBA, 2.00%, 07/01/2055	0.6

Short-Term Investments	2.0	U.S. Treasury Notes, 4.25%, 11/15/2034	0.6

Collateralized Mortgage Obligations	1.8	U.S. Treasury Notes, 4.63%, 02/15/2035	0.6

Commercial Mortgage-Backed Securities	0.4	China Government Bond, (China), 2.40%, 07/15/2028	0.6

Asset-Backed Securities	0.4	U.S. Treasury Notes, 4.38%, 05/15/2034	0.6

U.S. Government Agency Securities	0.1	China Government Bond, (China), 2.52%, 08/25/2033	0.6

Municipal Bonds	0.1	U.S. Treasury Notes, 3.88%, 08/15/2034	0.5

Purchased Option contract	0.0	Total % of Portfolio	6.5%

Short Positions	-1.6
1) Presented percentages may not sum to 100% due to rounding to the nearest percent.
2) Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Availability of Additional Information
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.
The Six Circles Funds are specifically designed to be completion portfolios within an overall discretionary portfolio. This Fund and other Six Circles Funds are not intended to be standalone investments.

Semi-Annual Shareholder Report	1	Six Circles Global Bond Fund (CGLBX)

Semi-Annual Shareholder Report June 30, 2025

Six Circles Tax Aware Bond Fund (CBTAX)

This semi-annual shareholder report contains important information about the Six Circles Tax Aware Bond Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1‑212‑464‑2070.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Six Circles Tax Aware Bond Fund	$6	0.12%
* This charge is annualized.

Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to:

Fund’s net assets (in thousands)	$12,822,414

Total number of portfolio holdings	4,187

Portfolio turnover rate as of the end of the reporting period	8.87%

Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Asset Type1)		Top Ten Holdings2)

Municipal Bonds	97.9%	New York City Transitional Finance Authority, Subordinated Future Tax, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.87%, 07/07/2025	0.3%
Short-Term Investments	2.7	Southeast Energy Authority, A Cooperative District, Series F, Rev., 5.25%, 11/01/2055	0.3

		City of Rochester, Mayo Clinic, Rev., VRDO, 1.95%, 07/07/2025	0.3

		Cobb County Kennestone Hospital Authority, Revenue Anticipation Certificates, Rev., VRDO, LOC: Bank of America NA, 1.95%, 07/07/2025	0.3

		Central Plains Energy Project, Series A1, Rev., 5.00%, 08/01/2055	0.3

		California Community Choice Financing Authority, Sustainable Bonds Clean Energy, Rev., 5.00%, 01/01/2056	0.3

		Colorado Health Facilities Authority, Rev., 5.00%, 05/15/2054	0.3

		County of Franklin, OhioHealth Corp., Series D, Rev., VRDO, 1.95%, 07/07/2025	0.2

		Southern California Public Power Authority, Rev., 5.00%, 04/01/2055	0.2

		New York Liberty Development Corp., World Trade Center Project, Series 1, Rev., 5.00%, 11/15/2044	0.2

		Total % of Portfolio	2.7%
1) Presented percentages may not sum to 100% due to rounding to the nearest percent.
2) Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Availability of Additional Information
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.
The Six Circles Funds are specifically designed to be completion portfolios within an overall discretionary portfolio. This Fund and other Six Circles Funds are not intended to be standalone investments.

Semi-Annual Shareholder Report	1	Six Circles Tax Aware Bond Fund (CBTAX)

Semi-Annual Shareholder Report June 30, 2025

Six Circles Credit Opportunities Fund (CRDOX)

This semi-annual shareholder report contains important information about the Six Circles Credit Opportunities Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1‑212‑464‑2070.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Six Circles Credit Opportunities Fund	$12	0.24%
* This charge is annualized.

Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to:

Fund’s net assets (in thousands)	$8,662,204

Total number of portfolio holdings	3,065

Portfolio turnover rate as of the end of the reporting period	28.94%

Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Asset Type1)		Top Ten Holdings2)

Corporate Bonds	80.2%	1261229 BC Ltd., (Canada), 10.00%, 04/15/2032	0.4%

Foreign Government Securities	8.2	HUB International Ltd., 7.38%, 01/31/2032	0.4

Loan Assignments	4.5	Venture Global LNG, Inc., (CMT Index 5 Year + 5.44%), 9.00%, 09/30/2029	0.4

Asset-Backed Securities	1.3	Mauser Packaging Solutions Holding Co., 7.88%, 04/15/2027	0.4

Short-Term Investments	2.8	AthenaHealth Group, Inc., 6.50%, 02/15/2030	0.4

U.S. Treasury Obligations	1.1	UKG, Inc., 6.88%, 02/01/2031	0.3

Commercial Mortgage-Backed Securities	0.4	Cloud Software Group, Inc., 9.00%, 09/30/2029	0.3

Convertible Bonds	0.2	Allied Universal Holdco LLC, 7.88%, 02/15/2031	0.3

Common Stocks	0.1	HUB International Ltd., 7.25%, 06/15/2030	0.3

Collateralized Mortgage Obligations	0.1	TransDigm, Inc., 6.38%, 05/31/2033	0.3

Preferred Stocks	0.1	Total % of Portfolio	3.5%
Warrant	0.0
1) Presented percentages may not sum to 100% due to rounding to the nearest percent.
2) Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Availability of Additional Information
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.
The Six Circles Funds are specifically designed to be completion portfolios within an overall discretionary portfolio. This Fund and other Six Circles Funds are not intended to be standalone investments.

Semi-Annual Shareholder Report	1	Six Circles Credit Opportunities Fund (CRDOX)

Semi-Annual Shareholder Report June 30, 2025

Six Circles Multi-Strategy Fund (CALTX)

This semi-annual shareholder report contains important information about the Six Circles Multi-Strategy Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1‑212‑464‑2070.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Six Circles Multi-Strategy Fund	$33	0.67%
* This charge is annualized.

Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to:

Fund’s net assets (in thousands)	$971,964

Total number of portfolio holdings	750

Portfolio turnover rate as of the end of the reporting period	327.87%

Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Asset Type1)		Top Ten Holdings2)

Mortgage-Backed Securities	36.3%	U.S. Treasury Bills, 4.23%, 08/14/2025	10.8%

Short-Term Investments	30.0	FNMA or FHLMC, Single Family, 30 years, TBA, 6.50%, 08/01/2055	7.1

Collateralized Mortgage Obligations	26.2	FNMA or FHLMC, Single Family, 30 years, TBA, 6.00%, 08/01/2055	4.0

Loan Assignments	19.5	BlackRock Global Equity Market Neutral Fund	3.5

Asset-Backed Securities	8.6	U.S. Treasury Bills, 4.24%, 08/05/2025	2.4

Open End Fund	4.4	FNMA REMICS, Series 2024‑100, Class FB, (United States 30 Day Average SOFR + 1.35%), 5.66%, 01/25/2055	2.1

Corporate Bonds	2.2	FNMA or FHLMC, Single Family, 30 years, TBA, 5.50%, 08/01/2055	2.0

Commercial Mortgage-Backed Security	0.1	U.S. Treasury Bills, 4.07%, 09/25/2025	2.0

Preferred Stock	0.0	U.S. Treasury Bills, 4.13%, 10/09/2025	1.7

Purchased Option contracts	0.0	FNMA or FHLMC, Single Family, 30 years, TBA, 4.50%, 08/01/2055	1.7

Short Positions	-5.2	Total % of Portfolio	37.3%
1) Presented percentages may not sum to 100% due to rounding to the nearest percent.
2) Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Availability of Additional Information
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.
The Six Circles Funds are specifically designed to be completion portfolios within an overall discretionary portfolio. This Fund and other Six Circles Funds are not intended to be standalone investments.

Semi-Annual Shareholder Report	1	Six Circles Multi-Strategy Fund (CALTX)

Semi-Annual Shareholder Report June 30, 2025

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund (CMEUX)

This semi-annual shareholder report contains important information about the Six Circles Managed Equity Portfolio U.S. Unconstrained Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1‑212‑464‑2070.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	$3	0.06%
* This charge is annualized.

Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to:

Fund’s net assets (in thousands)	$22,663,428

Total number of portfolio holdings	706

Portfolio turnover rate as of the end of the reporting period	12.88%

Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Sector Allocation1)	Top Ten Holdings2)

	Microsoft Corp.	8.2%
	NVIDIA Corp.	7.7
	Apple, Inc.	5.5
	Amazon.com, Inc.	5.5
	Meta Platforms, Inc., Class A	3.3
	Walmart, Inc.	2.5
	Broadcom, Inc.	2.4
	Alphabet, Inc., Class A	2.1
	Alphabet, Inc., Class C	1.8
	Booking Holdings, Inc.	1.5
	Total % of Portfolio	40.5%

1) Presented percentages may not sum to 100% due to rounding to the nearest percent.
2) Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Availability of Additional Information
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.
The Six Circles Funds are specifically designed to be completion portfolios within an overall discretionary portfolio. This Fund and other Six Circles Funds are not intended to be standalone investments.

Semi-Annual Shareholder Report	1	Six Circles Managed Equity Portfolio U.S. Unconstrained Fund (CMEUX)

Semi-Annual Shareholder Report June 30, 2025

Six Circles Managed Equity Portfolio International Unconstrained Fund (CMIUX)

This semi-annual shareholder report contains important information about the Six Circles Managed Equity Portfolio International Unconstrained Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1‑212‑464‑2070.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Six Circles Managed Equity Portfolio International Unconstrained Fund	$5	0.09%
* This charge is annualized.

Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to:

Fund’s net assets (in thousands)	$9,148,861

Total number of portfolio holdings	1,296

Portfolio turnover rate as of the end of the reporting period	27.24%

Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Sector Allocation1)	Top Ten Holdings2)

	Nestle SA	4.8%

	SAP SE	3.8
	Novo Nordisk A/S, Class B	3.2
	ASML Holding NV	2.8
	L’Oreal SA	2.7
	Deutsche Telekom AG	2.0
	Siemens AG	1.9
	Taiwan Semiconductor Manufacturing Co. Ltd.	1.8
	Rolls-Royce Holdings plc	1.6
	HSBC Holdings plc	1.6
	Total % of Portfolio	26.2%

1) Presented percentages may not sum to 100% due to rounding to the nearest percent.
2) Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Availability of Additional Information
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.
The Six Circles Funds are specifically designed to be completion portfolios within an overall discretionary portfolio. This Fund and other Six Circles Funds are not intended to be standalone investments.

Semi-Annual Shareholder Report	1	Six Circles Managed Equity Portfolio International Unconstrained Fund (CMIUX)

Item 2. Code of Ethics.

Not applicable for the reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for the reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for the reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for the reporting period.

Item 6. Investments.

(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included in the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Semi-Annual Report

SIX CIRCLES® FUNDS

June 30, 2025

Six Circles Ultra Short Duration Fund

Six Circles Tax Aware Ultra Short Duration Fund

Six Circles U.S. Unconstrained Equity Fund

Six Circles International Unconstrained Equity Fund

Six Circles Global Bond Fund

Six Circles Tax Aware Bond Fund

Six Circles Credit Opportunities Fund

Six Circles Multi-Strategy Fund

*	The Schedule of Portfolio Investments, Financial Statements and Financial Highlights have been consolidated for the Six Circles Multi-Strategy Fund.

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

For more complete information about the Funds, including the Funds’ objectives, risks, charges and expenses, call your J.P. Morgan representative or call 1-212-464-2070 or go to www.sixcirclesfunds.com for a prospectus. Read the prospectus carefully. The Six Circles Funds are specifically designed to be completion portfolios within an overall discretionary portfolio. The Six Circles Funds are not intended to be standalone investments.

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Asset-Backed Securities — 17.3%
Credit Card ABS — 2.6%
American Express Credit Account Master Trust,
Series 2023-2, Class A, 4.80%, 05/15/2030		900	919
Series 2024-2, Class A, 5.24%, 04/15/2031		1,990	2,070
Series 2025-1, Class A, 4.56%, 12/15/2029		2,210	2,237
BA Credit Card Trust, Series 2022-A2, Class A2, 5.00%, 04/15/2028		1,485	1,488
Capital One Multi-Asset Execution Trust, Series 2022-A3, Class A, 4.95%, 10/15/2027		535	536
CARDS II Trust, (Canada), Series 2023-2A, Class A, (United States SOFR + 0.85%), 5.19%, 07/15/2028 (e) (aa)		1,100	1,100
Citibank Credit Card Issuance Trust,
Series 2018-A5, Class A5, (CME Term SOFR 1 Month + 0.72%), 5.04%, 08/07/2027 (aa)		900	900
Series 2023-A1, Class A1, 5.23%, 12/08/2027		1,600	1,605
Compartment BL Consumer Credit 2024, (Luxembourg),
Series 2024-1, Class A, Reg. S, (EURIBOR 1 Month + 0.63%), 2.50%, 09/25/2041 (aa)	EUR	321	378
Series 2024-1, Class B, Reg. S, (EURIBOR 1 Month + 0.90%), 2.77%, 09/25/2041 (aa)	EUR	292	345
Golden Credit Card Trust, Series 2021-1A, Class A, 1.14%, 08/15/2028 (e)		1,500	1,448
Golden Credit Card Trust, (Canada), Series 2022-1A, Class A, 1.97%, 01/15/2029 (e)		1,000	965
Master Credit Card Trust II, (Canada), Series 2023-1A, Class A, 4.70%, 06/21/2027 (e)		600	600
Newday Funding Master Issuer plc - Series, (United Kingdom), Series 2025-1X, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.85%), 0.00%, 04/15/2033 (aa)	GBP	599	824
NewDay Funding, (United Kingdom), Series 2024-1X, Class A, Reg. S, (SONIA Interest Rate Benchmark + 1.18%), 5.40%, 03/15/2032 (aa)	GBP	534	738
Synchrony Card Funding LLC, Series 2023-A1, Class A, 5.54%, 07/15/2029		1,000	1,011
Trillium Credit Card Trust II, (Canada), Series 2023-3A, Class A, (United States SOFR + 0.85%), 5.23%, 08/26/2028 (e) (aa)		1,700	1,701

Total Credit Card ABS			18,865

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Automobile ABS — 11.0%
Auto ABS Spanish Loans FT, (Spain), Series 2024-1, Class A, Reg. S, (EURIBOR 1 Month + 0.85%), 2.78%, 09/28/2038 (aa)	EUR	722	852
AutoFlorence Srl, (Italy),
Series 2, Class A, Reg. S, (EURIBOR 1 Month + 0.70%), 2.60%, 12/24/2044 (aa)	EUR	181	213
Series 2, Class B, Reg. S, (EURIBOR 1 Month + 0.75%), 2.65%, 12/24/2044 (aa)	EUR	37	44
Series 3, Class A, Reg. S, (EURIBOR 1 Month + 0.95%), 2.82%, 12/25/2046 (aa)	EUR	623	737
Series 3, Class B, Reg. S, (EURIBOR 1 Month + 2.35%), 4.22%, 12/25/2046 (aa)	EUR	62	74
Autonoria Spain 2022 FT, (Spain),
Series 2022-SP, Class A, Reg. S, (EURIBOR 1 Month + 0.84%), 2.73%, 01/25/2040 (aa)	EUR	369	437
Series 2022-SP, Class B, Reg. S, (EURIBOR 1 Month + 2.00%), 3.89%, 01/26/2040 (aa)	EUR	46	55
Autonoria Spain 2023 FT, (Spain),
Series 2023-SP, Class A, Reg. S, (EURIBOR 1 Month + 0.70%), 2.59%, 09/30/2041 (aa)	EUR	474	559
Series 2023-SP, Class B, Reg. S, (EURIBOR 1 Month + 1.15%), 3.04%, 09/30/2041 (aa)	EUR	68	80
Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class A, 5.36%, 06/20/2030 (e)		1,500	1,539
Bank of America Auto Trust, Series 2023-2A, Class A2, 5.85%, 08/17/2026 (e)		21	21
Bavarian Sky UK 5 plc, (United Kingdom), Series -UK5, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.62%), 4.84%, 04/20/2031 (aa)	GBP	267	367
BofA Auto Trust, Series 2025-1A, Class A2A, 4.52%, 11/22/2027 (e)		1,000	1,001
Capital One Prime Auto Receivables Trust, Series 2023-2, Class A3, 5.82%, 06/15/2028		1,000	1,012
Cardiff Auto Receivables Securitisation plc, (United Kingdom), Series 2024-1, Class B, Reg. S, (SONIA Interest Rate Benchmark + 1.40%), 5.62%, 08/20/2031 (aa)	GBP	264	363
Carmax Auto Owner Trust,
Series 2023-3, Class A3, 5.28%, 05/15/2028		976	982
Series 2025-1, Class A3, 4.84%, 01/15/2030		500	507
Series 2025-2, Class A2A, 4.59%, 07/17/2028		2,000	2,006
CarMax Auto Owner Trust,
Series 2023-4, Class A2A, 6.08%, 12/15/2026		102	102

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	1

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Asset-Backed Securities — continued
Automobile ABS — continued
Series 2023-4, Class A3, 6.00%, 07/17/2028		1,600	1,623
Series 2024-1, Class A2A, 5.30%, 03/15/2027		473	474
Series 2024-1, Class A3, 4.92%, 10/16/2028		474	477
Series 2024-2, Class A2A, 5.65%, 05/17/2027		363	364
Cars Alliance Auto Leases France, (France),
Series 2023-1FRV, Class A, Reg. S, (EURIBOR 1 Month + 0.65%), 2.55%, 10/21/2038 (aa)	EUR	564	665
Series 2023-1FRV, Class B, Reg. S, (EURIBOR 1 Month + 1.30%), 3.20%, 10/21/2038 (aa)	EUR	400	473
Carvana Auto Receivables Trust,
Series 2023-P1, Class A4, 5.94%, 01/10/2029 (e)		1,000	1,019
Series 2023-P5, Class A2, 5.77%, 04/12/2027 (e)		35	35
Series 2024-P1, Class A3, 5.05%, 04/10/2029 (e)		900	905
Series 2024-P3, Class A2, 4.61%, 11/10/2027		449	449
Series 2024-P4, Class A3, 4.64%, 01/10/2030		400	402
Citizen Irish Auto Receivables Trust 2023 DAC, (Ireland),
Series 2023-1, Class A, Reg. S, (EURIBOR 1 Month + 0.77%), 2.74%, 12/15/2032 (aa)	EUR	212	250
Series 2023-1, Class B, Reg. S, (EURIBOR 1 Month + 1.40%), 3.37%, 12/15/2032 (aa)	EUR	121	143
Citizens Auto Receivables Trust, Series 2023-1, Class A3, 5.84%, 01/18/2028 (e)		1,412	1,421
E-Carat DE, (Luxembourg), Series 2024-1, Class A, Reg. S, (EURIBOR 1 Month + 0.45%), 2.32%, 11/25/2035 (aa)	EUR	800	941
Enterprise Fleet Financing LLC, Series 2023-1, Class A2, 5.51%, 01/22/2029 (e)		250	250
FCT Autonoria DE 2023, (France), Series 2023-DE, Class B, Reg. S, (EURIBOR 1 Month + 1.15%), 3.04%, 01/26/2043 (aa)	EUR	136	160
Finance Ireland Auto Receivables No. 2 DAC, (Ireland), Series 2, Class A, Reg. S, (EURIBOR 1 Month + 0.68%), 2.57%, 11/14/2034 (aa)	EUR	929	1,095
Ford Auto Securitization Trust II, (Canada), Series 2024-BA, Class A2, 3.72%, 11/15/2028 (e)	CAD	2,000	1,478
Ford Credit Auto Lease Trust, Series 2024-B, Class A2B, (United States 30 Day Average SOFR + 0.40%), 4.70%, 02/15/2027 (aa)		584	584

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Automobile ABS — continued
Ford Credit Auto Owner Trust,
Series 2022-D, Class A3, 5.27%, 05/17/2027		44	44
Series 2024-1, Class A, SUB, 4.87%, 08/15/2036 (e)		789	804
Series 2024-C, Class A2A, 4.32%, 08/15/2027		1,265	1,264
Series 2024-C, Class A3, 4.07%, 07/15/2029		829	828
Ford Credit Auto Owner Trust / Ford Credit, Series 2025-1, Class A, SUB, 4.86%, 08/15/2037 (e)		960	979
Ford Credit Floorplan Master Owner Trust A, Series 2023-1, Class A2, (United States 30 Day Average SOFR + 1.25%), 5.55%, 05/15/2028 (e) (aa)		1,290	1,298
Gm Financial Automobile Leasing Trust, Series 2025-2, Class A2A, 4.55%, 07/20/2027		800	802
GM Financial Automobile Leasing Trust,
Series 2024-3, Class A2A, 4.29%, 01/20/2027		1,516	1,514
Series 2025-1, Class A2A, 4.54%, 05/20/2027		2,000	2,003
GM Financial Consumer Automobile Receivables Trust,
Series 2023-2, Class A3, 4.47%, 02/16/2028		305	305
Series 2023-4, Class A2A, 5.89%, 11/16/2026		44	44
Series 2023-4, Class A3, 5.78%, 08/16/2028		1,000	1,011
Series 2024-1, Class A3, 4.85%, 12/18/2028		940	945
Series 2024-4, Class A2A, 4.53%, 10/18/2027		767	767
Series 2024-4, Class A3, 4.40%, 08/16/2029		2,554	2,561
GMF Floorplan Owner Revolving Trust,
Series 2023-1, Class A1, 5.34%, 06/15/2028 (e)		1,000	1,009
Series 2024-4A, Class A1, 4.73%, 11/15/2029 (e)		945	956
Golden Bar Securitisation Srl, (Italy), Series 2023-2, Class B, Reg. S, (EURIBOR 3 Month + 2.90%), 4.94%, 09/22/2043 (aa)	EUR	259	311
Harley-Davidson Motorcycle Trust,
Series 2024-A, Class A2, 5.65%, 02/16/2027		259	259
Series 2024-B, Class A2, 4.62%, 08/16/2027		1,037	1,037
Series 2025-A, Class A2A, 4.71%, 07/17/2028		500	502
Hertz Vehicle Financing III LLC, Series 2023-1A, Class A, 5.49%, 06/25/2027 (e)		1,700	1,709

SEE NOTES TO FINANCIAL STATEMENTS.

2	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Asset-Backed Securities — continued
Automobile ABS — continued
Hill FL 2024-1BV, (Netherlands), Series 2024-1FL, Class B, Reg. S, (EURIBOR 1 Month + 1.10%), 3.01%, 02/18/2032 (aa)	EUR	173	205
Hill FL 2024-2 BV, (Netherlands), Series 2024-2FL, Class A, Reg. S, (EURIBOR 1 Month + 0.72%), 2.63%, 10/18/2032 (aa)	EUR	600	707
Honda Auto Receivables Owner Trust, Series 2024-1, Class A2, 5.36%, 09/15/2026		455	455
Hyundai Auto Lease Securitization Trust,
Series 2024-A, Class A2A, 5.15%, 06/15/2026 (e)		388	388
Series 2025-B, Class A2A, 4.58%, 09/15/2027 (e)		1,100	1,104
Hyundai Auto Receivables Trust,
Series 2023-A, Class A3, 4.58%, 04/15/2027		260	260
Series 2024-A, Class A3, 4.99%, 02/15/2029		3,197	3,226
Series 2024-B, Class A3, 4.84%, 03/15/2029		1,787	1,805
Series 2024-C, Class A3, 4.41%, 05/15/2029		1,921	1,930
Koromo Italy Srl, (Italy), Series 1, Class A, Reg. S, (EURIBOR 1 Month + 0.80%), 2.73%, 02/26/2035 (aa)	EUR	104	123
LT Autorahoitus V DAC, (Ireland), Series 5, Class B, Reg. S, (EURIBOR 1 Month + 0.90%), 2.81%, 05/18/2035 (aa)	EUR	400	471
LT Rahoitus 2025-1 DAC, (Ireland), Series 6, Class A, Reg. S, (EURIBOR 1 Month + 0.54%), 2.45%, 07/18/2036 (aa)	EUR	531	625
MBarc Credit Canada, Inc., (Canada), Series 2024-AA, Class A2, 5.30%, 10/15/2026 (e)	CAD	169	125
Mercedes-Benz Auto Lease Trust, Series 2024-B, Class A2A, 4.57%, 12/15/2026		563	563
Mercedes-Benz Auto Receivables Trust,
Series 2023-1, Class A3, 4.51%, 11/15/2027		503	503
Series 2023-2, Class A2, 5.92%, 11/16/2026		4	4
Metro Finance Trust, (Australia), Series 2024-1, Class A, Reg. S, (BBSW ASX Australian 1 Month + 1.25%), 4.97%, 09/17/2030 (aa)	AUD	375	247
Nissan Auto Lease Trust,
Series 2024-B, Class A3, 4.92%, 11/15/2027		500	506
Series 2025-A, Class A2B, (United States 30 Day Average SOFR + 0.45%), 4.75%, 11/15/2027 (aa)		1,000	1,001

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Automobile ABS — continued
OneMain Direct Auto Receivables Trust, Series 2022-1A, Class A2, (United States 30 Day Average SOFR + 1.60%), 5.90%, 03/14/2029 (e) (aa)		281	282
Oscar US Funding XVII LLC, Series 2024-2A, Class A2, 4.63%, 12/10/2027 (e)		829	828
Panorama Auto Trust, (Australia), Series 2025-1, Class A, Reg. S, (BBSW ASX Australian 1 Month + 0.97%), 4.71%, 03/15/2033 (aa)	AUD	488	321
Pony SA, (Luxembourg),
Series 2024-1, Class A, Reg. S, (EURIBOR 1 Month + 0.52%), 2.41%, 01/14/2033 (aa)	EUR	704	829
Series 2024-1, Class B, Reg. S, (EURIBOR 1 Month + 0.85%), 2.74%, 01/14/2033 (aa)	EUR	100	118
Porsche Financial Auto Securitization Trust, Series 2024-1A, Class A3, 4.44%, 01/22/2030 (e)		2,049	2,058
Red & Black Auto Germany UG, (Germany),
Series 8, Class B, Reg. S, (EURIBOR 1 Month + 0.75%), 2.64%, 09/15/2030 (aa)	EUR	49	57
Series 10, Class B, Reg. S, (EURIBOR 1 Month + 1.20%), 3.09%, 09/15/2032 (aa)	EUR	79	94
Red & Black Auto Italy Srl, (Italy),
Series 2, Class A1, Reg. S, (EURIBOR 1 Month + 1.00%), 2.93%, 07/28/2034 (aa)	EUR	402	476
Series 2, Class B, Reg. S, (EURIBOR 1 Month + 1.80%), 3.73%, 07/28/2034 (aa)	EUR	84	100
RevoCar UG, (Germany), Series 2024-1, Class A, Reg. S, (EURIBOR 1 Month + 0.56%), 2.44%, 02/21/2037 (aa)	EUR	439	517
SBNA Auto Lease Trust,
Series 2024-B, Class A3, 5.56%, 11/22/2027 (e)		1,000	1,008
Series 2024-C, Class A3, 4.56%, 02/22/2028 (e)		900	902
SFS Auto Receivables Securitization Trust,
Series 2024-2A, Class A3, 5.33%, 11/20/2029 (e)		1,000	1,012
Series 2025-2A, Class A3, 4.44%, 12/20/2030 (e)		885	892
Tesla Auto Lease Trust, Series 2024-A, Class A2A, 5.37%, 06/22/2026 (e)		163	163
Toyota Auto Loan Extended Note Trust, Series 2025-1A, Class A, 4.65%, 05/25/2038 (e)		1,596	1,617
Toyota Auto Receivables Owner Trust,
Series 2022-C, Class A3, 3.76%, 04/15/2027		323	322
Series 2023-A, Class A3, 4.63%, 09/15/2027		125	126

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	3

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Asset-Backed Securities — continued
Automobile ABS — continued
Series 2024-A, Class A3, 4.83%, 10/16/2028		4,109	4,131
Toyota Lease Owner Trust, Series 2025-A, Class A2A, 4.58%, 07/20/2027 (e)		2,000	2,005
Volkswagen Auto Loan Enhanced Trust,
Series 2023-2, Class A2A, 5.72%, 03/22/2027		357	358
Series 2023-2, Class A2B, (United States 30 Day Average SOFR + 0.63%), 4.93%, 03/22/2027 (aa)		978	978
World Omni Auto Receivables Trust, Series 2024-B, Class A2A, 5.48%, 09/15/2027		174	174

Total Automobile ABS			78,727

Other ABS — 2.4%
Asimi Funding plc, (United Kingdom), Series 2024-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 1.00%), 5.22%, 09/16/2031 (aa)	GBP	75	102
Battalion CLO 18 Ltd., (Cayman Islands), Series 2020-18A, Class AR, (CME Term SOFR 3 Month + 1.46%), 5.72%, 10/15/2036 (e) (aa)		1,000	1,000
Benefit Street Partners CLO VIII Ltd., (Cayman Islands), Series 2015-8A, Class A1AR, (CME Term SOFR 3 Month + 1.36%), 5.63%, 01/20/2031 (e) (aa)		226	226
Brignole Co., (Italy), Series 2024, Class A, Reg. S, (EURIBOR 1 Month + 0.78%), 2.65%, 02/24/2042 (aa)	EUR	402	474
CNH Equipment Trust,
Series 2023-B, Class A2, 5.90%, 02/16/2027		51	51
Series 2024-A, Class A3, 4.77%, 06/15/2029		479	482
Series 2024-C, Class A3, 4.03%, 01/15/2030		275	274
Dell Equipment Finance Trust, Series 2024-2, Class A2, 4.69%, 08/22/2030 (e)		1,500	1,501
DLLAA LLC, Series 2025-1A, Class A2, 4.70%, 10/20/2027 (e)		1,000	1,002
Dryden 49 Senior Loan Fund, (Cayman Islands), Series 2017-49A, Class AR, (CME Term SOFR 3 Month + 1.21%), 5.48%, 07/18/2030 (e) (aa)		560	560
GreenSky Home Improvement Issuer Trust, Series 2025-1A, Class A2, 5.12%, 03/25/2060 (e)		453	454
Kubota Credit Owner Trust,
Series 2025-1A, Class A2, 4.61%, 12/15/2027 (e)		296	297
Series 2025-1A, Class A3, 4.67%, 06/15/2029 (e)		599	607

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Other ABS — continued
Madison Park Funding XXXIII Ltd., (Cayman Islands), Series 2019-33A, Class AR, (CME Term SOFR 3 Month + 1.29%), 5.55%, 10/15/2032 (e) (aa)		250	250
OneMain Financial Issuance Trust, Series 2023-2A, Class A2, (United States 30 Day Average SOFR + 1.50%), 5.80%, 09/15/2036 (e) (aa)		1,452	1,477
PEAC Solutions Receivables LLC, Series 2025-1A, Class A2, 4.94%, 10/20/2028 (e)		1,000	1,003
Rockford Tower CLO 2017-3 Ltd., (Cayman Islands), Series 2017-3A, Class A, (CME Term SOFR 3 Month + 1.45%), 5.72%, 10/20/2030 (e) (aa)		66	66
SC Germany SA Compartment Consumer, (Germany), Series 2025-1, Class B, Reg. S, (EURIBOR 1 Month + 0.95%), 2.86%, 12/14/2038 (aa)	EUR	200	236
SC Germany SA Compartment Consumer, (Luxembourg), Series 2020-1, Class C, Reg. S, (EURIBOR 1 Month + 1.75%), 3.64%, 11/14/2034 (aa)	EUR	73	86
TAGUS - Sociedade de Titularizacao de Creditos SA / Viriato Finance No. 1, (Portugal), Series 1, Class B, Reg. S, (EURIBOR 1 Month + 0.95%), 2.88%, 10/28/2040 (aa)	EUR	167	196
TCI-Symphony CLO 2016-1 Ltd., (Cayman Islands), Series 2016-1A, Class AR2, (CME Term SOFR 3 Month + 1.28%), 5.52%, 10/13/2032 (e) (aa)		157	157
Tesla Sustainable Energy Trust, Series 2024-1A, Class A2, 5.08%, 06/21/2050 (e)		483	485
Verizon Master Trust,
Series 2024-1, Class A1A, 5.00%, 12/20/2028		1,700	1,703
Series 2024-1, Class A1B, (United States 30 Day Average SOFR + 0.65%), 4.95%, 12/20/2028 (aa)		1,578	1,580
Series 2024-6, Class A1B, (United States 30 Day Average SOFR + 0.67%), 4.97%, 08/20/2030 (aa)		1,000	1,005
Series 2025-1, Class A, 4.71%, 01/21/2031		1,500	1,523
VOYA CLO 2017-2, (Cayman Islands), Series 2017-2A, Class A1R, (CME Term SOFR 3 Month + 1.24%), 5.50%, 06/07/2030 (e) (aa)		34	34
Youni Italy Srl, (Italy), Series 2024-1, Class A, Reg. S, (EURIBOR 1 Month + 0.88%), 2.77%, 04/25/2034 (aa)	EUR	373	440

Total Other ABS			17,271

SEE NOTES TO FINANCIAL STATEMENTS.

4	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Student Loan ABS — 1.3%
ELFI Graduate Loan Program LLC, Series 2021-A, Class A, 1.53%, 12/26/2046 (e)	544	484
Navient Private Education Loan Trust,
Series 2016-AA, Class A2A, 3.91%, 12/15/2045 (e)	555	552
Series 2018-BX, Class A2B, Reg. S, (CME Term SOFR 1 Month + 0.83%), 5.15%, 12/15/2059 (aa)	117	117
Series 2020-A, Class A2B, (CME Term SOFR 1 Month + 1.01%), 5.33%, 11/15/2068 (e) (aa)	1,011	1,008
Navient Private Education Refi Loan Trust,
Series 2019-D, Class A2B, (CME Term SOFR 1 Month + 1.16%), 5.48%, 12/15/2059 (e) (aa)	191	190
Series 2019-GA, Class A, 2.40%, 10/15/2068 (e)	84	81
Series 2020-IA, Class A1B, (CME Term SOFR 1 Month + 1.11%), 5.43%, 04/15/2069 (e) (aa)	117	116
Series 2021-DA, Class A, (Prime Rate + -1.99%), 5.51%, 04/15/2060 (e) (aa)	256	252
Navient Student Loan Trust, Series 2019-BA, Class A2B, (CME Term SOFR 1 Month + 1.09%), 5.41%, 12/15/2059 (e) (aa)	117	117
Nelnet Student Loan Trust,
Series 2019-2A, Class A, (United States 30 Day Average SOFR + 1.01%), 5.32%, 06/27/2067 (e) (aa)	453	453
Series 2021-CA, Class AFL, (CME Term SOFR 1 Month + 0.85%), 5.17%, 04/20/2062 (e) (aa)	561	558
Prodigy Finance DAC, (Ireland), Series 2021-1A, Class A, (CME Term SOFR 1 Month + 1.36%), 5.68%, 07/25/2051 (e) (aa)	35	35
SMB Private Education Loan Trust,
Series 2017-A, Class A2B, (CME Term SOFR 1 Month + 1.01%), 5.33%, 09/15/2034 (e) (aa)	69	69
Series 2020-A, Class A2B, (CME Term SOFR 1 Month + 0.94%), 5.26%, 09/15/2037 (e) (aa)	288	288
Series 2020-PTA, Class A2A, 1.60%, 09/15/2054 (e)	236	222
Series 2021-A, Class A2A1, (CME Term SOFR 1 Month + 0.84%), 5.16%, 01/15/2053 (e) (aa)	1,296	1,289
Series 2021-A, Class APL, (CME Term SOFR 1 Month + 0.84%), 5.16%, 01/15/2053 (e) (aa)	142	141
Series 2021-D, Class A1B, (CME Term SOFR 1 Month + 0.71%), 5.03%, 03/17/2053 (e) (aa)	120	119

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Student Loan ABS — continued
Series 2022-B, Class A1B, (United States 30 Day Average SOFR + 1.45%), 5.75%, 02/16/2055 (e) (aa)		1,132	1,140
Series 2022-C, Class A1B, (United States 30 Day Average SOFR + 1.85%), 6.15%, 05/16/2050 (e) (aa)		168	169
Series 2022-D, Class A1B, (United States 30 Day Average SOFR + 1.80%), 6.10%, 10/15/2058 (e) (aa)		1,756	1,787
Series 2023-A, Class A1A, 5.38%, 01/15/2053 (e)		129	131
Towd Point Asset Trust, Series 2021-SL1, Class A2, (CME Term SOFR 1 Month + 0.81%), 5.13%, 11/20/2061 (e) (aa)		70	69

Total Student Loan ABS			9,387

Home Equity ABS — 0.0% (g)
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-WCW2, Class M2, (CME Term SOFR 1 Month + 0.91%), 5.23%, 07/25/2035 (aa)		8	8

Total Asset-Backed Securities (Cost $122,350)			124,258

Certificates of Deposit — 0.3%
Financial — 0.3%
Banks — 0.3%
Mizuho Bank Ltd., (Japan), (BBSW ASX Australian 3 Month + 0.85%), 4.56%, 09/14/2026 (aa)	AUD	500	330
MUFG Bank Ltd., (Japan), (BBSW ASX Australian 3 Month + 0.87%), 4.68%, 02/17/2026 (aa)	AUD	800	528
Sumitomo Mitsui Banking Corp., (Japan), (BBSW ASX Australian 3 Month + 1.10%), 4.93%, 11/07/2025 (aa)	AUD	2,400	1,584

Total Financial			2,442

Total Certificates of Deposit (Cost $2,409)			2,442

Collateralized Mortgage Obligations — 7.1%
WL Collateral CMO — 1.6%
Atlas Funding plc, (United Kingdom), Series 2024-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.85%), 5.07%, 09/20/2061 (aa)	GBP	478	658
Avon Finance, (United Kingdom), Series 4A, Class A, (SONIA Interest Rate Benchmark + 0.90%), 5.14%, 12/28/2049 (e) (aa)	GBP	563	774
Braccan Mortgage Funding plc, (United Kingdom), Series 2024-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.84%), 5.08%, 02/15/2067 (aa)	GBP	748	1,030

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	5

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Collateralized Mortgage Obligations — continued
WL Collateral CMO — continued
Cheshire plc, (United Kingdom), Series 2020-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.90%), 5.14%, 08/20/2045 (aa)	GBP	254	349
Citadel plc, (United Kingdom), Series 2024-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 1.02%), 5.24%, 04/28/2060 (aa)	GBP	815	1,121
CSMC Trust, Series 2021-RPL4, Class A1, 4.12%, 12/27/2060 (e) (z)		242	241
Dutch Property Finance BV, (Netherlands), Series 2022-1, Class A, Reg. S, (EURIBOR 3 Month + 0.75%), 2.91%, 10/28/2059 (aa)	EUR	597	705
Economic Master Issuer plc, (United Kingdom), Series 2023-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.56%), 4.78%, 06/25/2074 (aa)	GBP	213	293
FIRSTMAC MORTGAGE FUNDING TRUST NO. 4, (Australia), Series 2024-4, Class A1, Reg. S, (BBSW ASX Australian 1 Month + 1.08%), 4.80%, 02/18/2056 (aa)	AUD	390	257
GS Mortgage-Backed Securities Corp. Trust, Series 2021-RPL1, Class A1, 1.75%, 12/25/2060 (e) (z)		217	204
Holmes Master Issuer plc, (United Kingdom), Series 2023-1X, Class A1, Reg. S, (SONIA Interest Rate Benchmark + 0.58%), 4.90%, 10/15/2072 (aa)	GBP	666	916
Legacy Mortgage Asset Trust, Series 2021-GS3, Class A1, SUB, 5.75%, 07/25/2061 (e)		939	936
MFA Trust, Series 2021-RPL1, Class A1, 1.13%, 07/25/2060 (e) (z)		247	225
New Residential Mortgage Loan Trust,
Series 2018-3A, Class A1, 4.50%, 05/25/2058 (e) (z)		79	77
Series 2019-NQM5, Class A1, 2.71%, 11/25/2059 (e) (z)		214	203
Series 2021-NQ2R, Class A1, 0.94%, 10/25/2058 (e) (z)		266	254
Progress Trust, (Australia), Series 2020-1, Class A, (BBSW ASX Australian 1 Month + 1.00%), 4.69%, 01/21/2051 (aa)	AUD	288	190
SAPPHIRE XXXII SERIES TRUST, (Australia), Series 2025-1, Class A1L, Reg. S, (BBSW ASX Australian 1 Month + 1.10%), 4.84%, 06/14/2066 (aa)	AUD	1,050	688
Silverstone Master Issuer plc, (United Kingdom), Series 2023-1, Class 2A, Reg. S, (SONIA Interest Rate Benchmark + 0.50%), 4.80%, 01/21/2070 (aa)	GBP	635	872

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

WL Collateral CMO — continued
Starwood Mortgage Residential Trust,
Series 2020-3, Class A1, 1.49%, 04/25/2065 (e) (z)		103	99
Series 2020-INV1, Class A1, 1.03%, 11/25/2055 (e) (z)		56	53
Series 2021-2, Class A1, 0.94%, 05/25/2065 (e) (z)		146	137
Towd Point Mortgage Funding 2024 — Granite 6 plc, (United Kingdom), Series 2024-GR6A, Class A1, (SONIA Interest Rate Benchmark + 0.93%), 5.22%, 07/20/2053 (e) (aa)	GBP	773	1,062
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (CME Term SOFR 1 Month + 1.11%), 5.43%, 05/25/2058 (e) (aa)		152	156
Triton Bond Trust in respect of Series 1, (Australia), Series 2021-2, Class A1AU, (BBSW ASX Australian 1 Month + 0.70%), 4.46%, 02/09/2053 (aa)	AUD	234	154

Total WL Collateral CMO			11,654

Agency Collateral CMO — 5.5%
FHLMC REMICS,
Series 5426, Class BF, (United States 30 Day Average SOFR + 0.90%), 5.25%, 04/15/2049 (aa)		388	389
Series 5480, Class FG, (United States 30 Day Average SOFR + 1.15%), 5.46%, 12/25/2054 (aa)		665	664
Series 5493, Class FK, (United States 30 Day Average SOFR + 1.15%), 5.46%, 01/25/2055 (aa)		642	640
Series 5499, Class FH, (United States 30 Day Average SOFR + 1.20%), 5.51%, 02/25/2055 (aa)		355	356
Series 5508, Class DF, (United States 30 Day Average SOFR + 1.00%), 5.31%, 02/25/2055 (aa)		748	750
Series 5508, Class FC, (United States 30 Day Average SOFR + 1.00%), 5.31%, 02/25/2055 (aa)		748	748
Series 5517, Class FE, (United States 30 Day Average SOFR + 0.95%), 5.26%, 03/25/2055 (aa)		1,863	1,841
Series 5517, Class MF, (United States 30 Day Average SOFR + 0.95%), 5.26%, 03/25/2055 (aa)		742	743
Series 5528, Class FA, (United States 30 Day Average SOFR + 0.87%), 5.18%, 04/25/2055 (aa)		1,451	1,448
Series 5532, Class FA, (United States 30 Day Average SOFR + 0.95%), 5.26%, 04/25/2055 (aa)		1,527	1,523

SEE NOTES TO FINANCIAL STATEMENTS.

6	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Agency Collateral CMO — continued
Series 5534, Class FM, (United States 30 Day Average SOFR + 0.93%), 5.24%, 05/25/2055 (aa)	1,365	1,363
Series 5546, Class FB, (United States 30 Day Average SOFR + 1.00%), 5.31%, 06/25/2055 (aa)	1,375	1,379
Series 5548, Class AF, (United States 30 Day Average SOFR + 1.00%), 5.31%, 06/25/2055 (aa)	1,490	1,494
Series 5549, Class CF, (United States 30 Day Average SOFR + 1.00%), 5.31%, 10/25/2052 (aa)	988	964
Series 5549, Class FA, (United States 30 Day Average SOFR + 1.25%), 5.56%, 06/25/2055 (aa)	1,389	1,394
Series 5560, Class FB, (United States 30 Day Average SOFR + 1.00%), 5.31%, 06/25/2055 (aa)	600	589
FNMA REMICS,
Series 2016-3, Class FB, (United States 30 Day Average SOFR + 0.46%), 4.77%, 02/25/2046 (aa)	684	680
Series 2018-82, Class W, 6.61%, 11/25/2058 (z)	183	188
Series 2020-29, Class FC, (United States 30 Day Average SOFR + 0.91%), 5.26%, 05/25/2050 (aa)	1,003	999
Series 2022-8, Class D, 2.00%, 08/25/2038	922	861
Series 2024-38, Class FA, (United States 30 Day Average SOFR + 0.80%), 5.15%, 01/25/2051 (aa)	764	763
Series 2024-95, Class KF, (United States 30 Day Average SOFR + 1.10%), 5.41%, 12/25/2054 (aa)	368	368
Series 2024-100, Class FA, (United States 30 Day Average SOFR + 1.10%), 5.41%, 06/25/2054 (aa)	687	686
Series 2024-101, Class FB, (United States 30 Day Average SOFR + 1.10%), 5.41%, 01/25/2055 (aa)	770	769
Series 2024-103, Class FC, (United States 30 Day Average SOFR + 1.15%), 5.46%, 01/25/2055 (aa)	937	936
Series 2024-104, Class FA, (United States 30 Day Average SOFR + 1.05%), 5.36%, 01/25/2055 (aa)	937	935
Series 2025-1, Class FD, (United States 30 Day Average SOFR + 1.20%), 5.51%, 02/25/2055 (aa)	360	360
Series 2025-6, Class FA, (United States 30 Day Average SOFR + 1.25%), 5.56%, 02/25/2055 (aa)	451	453

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Agency Collateral CMO — continued
Series 2025-16, Class FN, (United States 30 Day Average SOFR + 0.95%), 5.26%, 01/25/2055 (aa)	760	760
Series 2025-18, Class FA, (United States 30 Day Average SOFR + 0.95%), 5.26%, 11/25/2053 (aa)	744	745
Series 2025-18, Class FM, (United States 30 Day Average SOFR + 0.90%), 5.21%, 09/25/2054 (aa)	3,786	3,772
GNMA,
Series 2015-H04, Class FA, (CME Term SOFR 1 Month + 0.76%), 5.10%, 12/20/2064 (aa)	610	610
Series 2017-H02, Class FH, (CME Term SOFR 1 Year + 1.22%), 5.45%, 01/20/2067 (aa)	643	650
Series 2018-H18, Class FC, (CME Term SOFR 1 Month + 0.46%), 4.80%, 08/20/2065 (aa)	176	176
Series 2019-54, Class KF, (CME Term SOFR 1 Month + 0.53%), 4.86%, 05/20/2044 (aa)	234	229
Series 2021-H09, Class FG, (United States 30 Day Average SOFR + 1.50%), 5.80%, 06/20/2071 (aa)	1,322	1,349
Series 2022-5, Class FA, (United States 30 Day Average SOFR + 0.30%), 3.50%, 01/20/2052 (aa)	765	675
Series 2022-H01, Class FA, (United States 30 Day Average SOFR + 0.35%), 4.65%, 01/20/2072 (aa)	681	667
Series 2023-H02, Class FA, (United States 30 Day Average SOFR + 0.90%), 5.20%, 01/20/2073 (aa)	487	487
Series 2023-H12, Class FA, (United States 30 Day Average SOFR + 1.00%), 5.30%, 05/20/2073 (aa)	1,613	1,628
Series 2023-H26, Class DF, (United States 30 Day Average SOFR + 0.30%), 4.60%, 09/20/2073 (aa)	731	727
Series 2023-H27, Class FD, (United States 30 Day Average SOFR + 1.10%), 5.40%, 11/20/2073 (aa)	484	491
Series 2024-13, Class FA, (United States 30 Day Average SOFR + 0.95%), 5.25%, 01/20/2054 (aa)	140	140
Series 2024-H01, Class FB, (United States 30 Day Average SOFR + 0.90%), 5.20%, 01/20/2074 (aa)	965	967
Series 2024-H02, Class FH, (United States 30 Day Average SOFR + 0.93%), 5.23%, 01/20/2074 (aa)	937	942

Total Agency Collateral CMO		39,298

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	7

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Agency Collateral PAC CMO — 0.0% (g)
GNMA,
Series 2017-121, Class PE, 3.00%, 07/20/2046	83	82
Series 2025-89, Class PF, (United States 30 Day Average SOFR + 0.95%), 5.25%, 05/20/2055 (aa)	299	299

Total Collateralized Mortgage Obligations (Cost $51,061)		51,333

Commercial Mortgage-Backed Securities — 3.0%
Commercial MBS — 3.0%
ARES Trust, Series 2025-IND3, Class A, (CME Term SOFR 1 Month + 1.50%), 5.81%, 04/15/2042 (e) (aa)	405	406
BAY Mortgage Trust, Series 2025-LIVN, Class A, (CME Term SOFR 1 Month + 1.80%), 6.11%, 05/15/2035 (e) (aa)	514	514
BBCMS Mortgage Trust, Series 2024-5C31, Class A3, 5.61%, 12/15/2057	500	518
BDS LLC, Series 2022-FL12, Class A, (CME Term SOFR 1 Month + 2.14%), 6.45%, 08/19/2038 (e) (aa)	331	332
BMO Mortgage Trust, Series 2024-5C8, Class A3, 5.63%, 12/15/2057 (z)	500	519
BMP, Series 2024-MF23, Class A, (CME Term SOFR 1 Month + 1.37%), 5.68%, 06/15/2041 (e) (aa)	690	691
BWAY Mortgage Trust, Series 2021-1450, Class A, (CME Term SOFR 1 Month + 1.36%), 5.68%, 09/15/2036 (e) (aa)	500	482
BX Commercial Mortgage Trust,
Series 2022-CSMO, Class A, (CME Term SOFR 1 Month + 2.11%), 6.43%, 06/15/2027 (e) (aa)	800	805
Series 2024-BRBK, Class A, (CME Term SOFR 1 Month + 2.88%), 7.19%, 10/15/2041 (e) (aa)	241	243
Series 2024-MF, Class A, (CME Term SOFR 1 Month + 1.44%), 5.75%, 02/15/2039 (e) (aa)	947	949
Series 2024-XL4, Class A, (CME Term SOFR 1 Month + 1.44%), 5.75%, 02/15/2039 (e) (aa)	867	868
Series 2024-XL5, Class A, (CME Term SOFR 1 Month + 1.39%), 5.70%, 03/15/2041 (e) (aa)	342	342
BX Trust,
Series 2024-CNYN, Class A, (CME Term SOFR 1 Month + 1.44%), 5.75%, 04/15/2041 (e) (aa)	129	129
Series 2024-PAT, Class A, (CME Term SOFR 1 Month + 2.09%), 6.40%, 03/15/2041 (e) (aa)	270	270

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Commercial MBS — continued
Series 2024-VLT4, Class A, (CME Term SOFR 1 Month + 1.49%), 5.80%, 07/15/2029 (e) (aa)	400	400
CEDR Commercial Mortgage Trust, Series 2022-SNAI, Class A, (CME Term SOFR 1 Month + 0.99%), 5.30%, 02/15/2039 (e) (aa)	530	516
CENT Trust, Series 2023-CITY, Class A, (CME Term SOFR 1 Month + 2.62%), 6.93%, 09/15/2038 (e) (aa)	410	411
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class ASB, 3.09%, 05/10/2058	66	66
Citigroup Commercial Mortgage Trust, Series 2021-KEYS, Class A, (CME Term SOFR 1 Month + 1.29%), 5.61%, 10/15/2036 (e) (aa)	900	895
COMM Mortgage Trust, Series 2024-WCL1, Class A, (CME Term SOFR 1 Month + 1.84%), 6.15%, 06/15/2041 (e) (aa)	420	420
CONE Trust, Series 2024-DFW1, Class A, (CME Term SOFR 1 Month + 1.64%), 5.95%, 08/15/2041 (e) (aa)	220	219
CSMC, Series 2021-BHAR, Class A, (CME Term SOFR 1 Month + 1.26%), 5.58%, 11/15/2038 (e) (aa)	699	696
ELM Trust,
Series 2024-ELM, Class A10, 5.99%, 06/10/2039 (e) (z)	800	808
Series 2024-ELM, Class A15, 5.99%, 06/10/2039 (e) (z)	800	806
ILPT Commercial Mortgage Trust, Series 2022-LPF2, Class A, (CME Term SOFR 1 Month + 2.25%), 6.56%, 10/15/2039 (e) (aa)	480	479
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (CME Term SOFR 1 Month + 1.35%), 5.66%, 03/15/2042 (e) (aa)	624	621
INV Mortgage Trust, Series 2024-IND, Class A, (CME Term SOFR 1 Month + 1.74%), 6.05%, 11/15/2041 (e) (aa)	190	190
LUX, Series 2023-LION, Class A, (CME Term SOFR 1 Month + 2.69%), 7.00%, 08/15/2040 (e) (aa)	185	186
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13%, 09/10/2039 (e)	255	241
MF1X, Series 2021-W10, Class A, (CME Term SOFR 1 Month + 1.07%), 5.38%, 12/15/2034 (e) (aa)	1,130	1,127
Morgan Stanley Capital I Trust, Series 2019-PLND, Class A, (CME Term SOFR 1 Month + 1.11%), 5.43%, 05/15/2036 (e) (aa)	700	431
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class A, (CME Term SOFR 1 Month + 1.40%), 5.72%, 03/15/2039 (e) (aa)	1,100	1,099

SEE NOTES TO FINANCIAL STATEMENTS.

8	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Commercial Mortgage-Backed Securities — continued
Commercial MBS — continued
PRM5 Trust, Series 2025-PRM5, Class A, 4.62%, 03/10/2033 (e) (z)		504	502
SCG Commercial Mortgage Trust, Series 2025-DLFN, Class A, (CME Term SOFR 1 Month + 1.20%), 5.51%, 03/15/2035 (e) (aa)		285	283
SMRT, Series 2022-MINI, Class A, (CME Term SOFR 1 Month + 1.00%), 5.31%, 01/15/2039 (e) (aa)		350	349
SREIT Trust, Series 2021-IND, Class A, (CME Term SOFR 1 Month + 0.81%), 5.13%, 10/15/2038 (e) (aa)		900	897
Taurus 2025-2 UK DAC, (Ireland), Series 2025-UK2X, Class A, Reg. S, (SONIA Interest Rate Benchmark + 1.50%), 5.74%, 02/18/2035 (aa)	GBP	309	427
Thunder Logistics DAC, (Ireland), Series 2024-1X, Class A, Reg. S, (EURIBOR 3 Month + 1.50%), 3.63%, 11/17/2036 (aa)	EUR	302	355
UK Logistics DAC, (Ireland), Series 2024-1X, Class A, Reg. S, (SONIA Interest Rate Benchmark + 1.65%), 5.89%, 05/17/2034 (aa)	GBP	202	278
Vita Scientia DAC, (Ireland), Series 2022-1X, Class A, Reg. S, (EURIBOR 3 Month + 1.30%), 3.35%, 02/27/2033 (aa)	EUR	1,000	1,173
WEST Trust, Series 2025-ROSE, Class A, 5.45%, 04/10/2035 (e) (z)		438	443

Total Commercial MBS			21,386

Total Commercial Mortgage-Backed Securities (Cost $21,463)			21,386

Corporate Bonds — 51.1%
Basic Materials — 1.4%
Mining — 1.4%
Glencore Funding LLC, 1.63%, 09/01/2025 (e)		4,700	4,676
1.63%, 04/27/2026 (e)		2,900	2,835
3.88%, 10/27/2027 (e)		747	737
6.13%, 10/06/2028 (e)		1,935	2,024

Total Basic Materials			10,272

Communications — 5.5%
Internet — 0.1%
Uber Technologies, Inc., 4.50%, 08/15/2029 (e)		400	397

Media — 1.1%
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.20%, 03/15/2028		1,285	1,273
6.15%, 11/10/2026		3,935	4,010
Comcast Corp., 3.15%, 03/01/2026		1,402	1,391
5.35%, 11/15/2027		865	888

			7,562

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Telecommunications — 4.3%
AT&T, Inc., 1.70%, 03/25/2026		1,610	1,578
2.30%, 06/01/2027		3,045	2,935
2.95%, 07/15/2026		1,410	1,389
KT Corp., (South Korea), 4.38%, 01/03/2029 (e) (w)		1,500	1,500
NTT Finance Corp., (Japan), 1.16%, 04/03/2026 (e)		3,585	3,497
5.10%, 07/02/2027 (e)		1,100	1,115
Ooredoo International Finance Ltd., (Bermuda), 5.00%, 10/19/2025 (e)		900	901
Optus Finance Pty Ltd., (Australia), Reg. S, 1.60%, 07/01/2025	AUD	1,000	658
Rogers Communications, Inc., (Canada), 3.20%, 03/15/2027		2,210	2,167
Sprint LLC, 7.63%, 03/01/2026		4,000	4,038
T-Mobile USA, Inc.,
1.50%, 02/15/2026		540	529
2.25%, 02/15/2026		6,270	6,173
3.75%, 04/15/2027		3,415	3,379
Verizon Communications, Inc., 3.00%, 03/22/2027		1,370	1,342

			31,201

Total Communications			39,160

Consumer Cyclical — 3.2%
Apparel — 0.1%
Burberry Group plc, (United Kingdom), Reg. S, 1.13%, 09/21/2025	GBP	800	1,089

Auto Manufacturers — 3.0%
BMW US Capital LLC,
(SOFR Compounded Index + 0.80%), 5.17%, 08/13/2026 (e) (aa)		1,900	1,907
(SOFR Compounded Index + 0.78%), 5.19%, 03/19/2027 (e) (aa)		200	200
(SOFR Compounded Index + 0.92%), 5.33%, 03/21/2028 (e) (aa)		200	200
Ford Motor Credit Co. LLC, 2.70%, 08/10/2026		1,150	1,119
3.38%, 11/13/2025		2,245	2,230
4.13%, 08/04/2025		200	200
(United States SOFR + 2.95%), 7.34%, 03/06/2026 (aa)		300	303
Hyundai Capital America,
(United States SOFR + 1.15%), 5.51%, 08/04/2025 (e) (aa)		1,100	1,101
Reg. S, (United States SOFR + 1.50%), 5.85%, 01/08/2027 (aa)		900	905
Mercedes-Benz Finance North America LLC, 4.88%, 07/31/2026 (e)		1,120	1,125
4.90%, 01/09/2026 (e)		2,080	2,084
(United States SOFR + 0.63%), 4.98%, 07/31/2026 (e) (aa)		1,400	1,400
Nissan Motor Acceptance Co. LLC, 1.85%, 09/16/2026 (e)		900	858

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	9

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Auto Manufacturers — continued
Nissan Motor Co. Ltd., (Japan), 3.52%, 09/17/2025 (e)	600	596
Toyota Motor Credit Corp., 4.80%, 01/05/2026	3,265	3,273
(United States SOFR + 0.65%), 5.05%, 09/11/2025 (aa)	1,000	1,001
Volkswagen Group of America Finance LLC, 4.90%, 08/14/2026 (e)	600	601
(United States SOFR + 0.83%), 5.24%, 03/20/2026 (e) (aa)	500	500
(United States SOFR + 0.93%), 5.33%, 09/12/2025 (e) (aa)	1,000	1,001
(United States SOFR + 1.06%), 5.43%, 08/14/2026 (e) (aa)	480	482
5.80%, 09/12/2025 (e)	221	221

		21,307

Lodging — 0.1%
Las Vegas Sands Corp., 5.90%, 06/01/2027	650	664

Total Consumer Cyclical		23,060

Consumer Non-cyclical — 5.6%
Agriculture — 2.1%
Altria Group, Inc., 4.88%, 02/04/2028	1,200	1,216
BAT Capital Corp., 3.22%, 09/06/2026	3,525	3,476
3.56%, 08/15/2027	1,065	1,048
4.70%, 04/02/2027	2,750	2,763
BAT International Finance plc, (United Kingdom), 1.67%, 03/25/2026 (e)	2,700	2,644
Imperial Brands Finance plc, (United Kingdom), 3.50%, 07/26/2026 (e)	800	790
4.50%, 06/30/2028 (e) (w)	200	200
Philip Morris International, Inc., 4.38%, 11/01/2027	870	874
5.13%, 11/17/2027	1,985	2,024

		15,035

Biotechnology — 0.3%
Amgen, Inc., 2.20%, 02/21/2027	1,640	1,587
Illumina, Inc., 5.80%, 12/12/2025	300	301

		1,888

Commercial Services — 0.3%
Global Payments, Inc., 1.20%, 03/01/2026	2,500	2,441

Food — 0.3%
Mars, Inc., 4.45%, 03/01/2027 (e)	2,040	2,047

Healthcare — Services — 2.3%
Elevance Health, Inc., 1.50%, 03/15/2026	1,875	1,835
HCA, Inc., 3.13%, 03/15/2027	5,750	5,630
(United States SOFR + 0.87%), 5.26%, 03/01/2028 (aa)	700	704
5.38%, 09/01/2026	2,000	2,010
5.88%, 02/15/2026	4,030	4,034

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Healthcare — Services — continued
Humana, Inc., 1.35%, 02/03/2027	900	861
Roche Holdings, Inc., 2.63%, 05/15/2026 (e)	1,866	1,841

		16,915

Pharmaceuticals — 0.3%
Bayer US Finance II LLC, 4.25%, 12/15/2025 (e)	2,200	2,194

Total Consumer Non-cyclical		40,520

Energy — 3.8%
Oil & Gas — 1.7%
BP Capital Markets America, Inc., 3.02%, 01/16/2027	955	939
Canadian Natural Resources Ltd., (Canada), 3.85%, 06/01/2027	1,300	1,287
Diamondback Energy, Inc., 5.20%, 04/18/2027	4,855	4,920
EQT Corp., 3.90%, 10/01/2027	1,340	1,322
5.70%, 04/01/2028	1,325	1,362
6.50%, 07/01/2027 (e)	1,590	1,626
Occidental Petroleum Corp., 5.00%, 08/01/2027	830	837

		12,293

Pipelines — 2.1%
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/2027	2,850	2,876
Enbridge, Inc., (Canada), 5.25%, 04/05/2027	1,295	1,314
ONEOK, Inc., 2.20%, 09/15/2025	300	298
5.55%, 11/01/2026	2,220	2,251
Sabine Pass Liquefaction LLC, 5.00%, 03/15/2027	3,345	3,365
5.88%, 06/30/2026	2,915	2,931
Targa Resources Corp., 5.20%, 07/01/2027	1,990	2,016

		15,051

Total Energy		27,344

Financial — 20.7%
Banks — 17.4%
ABN AMRO Bank NV, (Netherlands),
(SOFR Compounded Index + 1.00%), 5.39%, 12/03/2028 (e) (aa)	300	300
(CMT Index 1 Year + 1.55%), 6.58%, 10/13/2026 (e) (aa)	1,900	1,910
Banco Santander SA, (Spain), (United States SOFR + 1.12%), 5.47%, 07/15/2028 (aa)	1,000	1,003
Bank of America Corp.,
(CME Term SOFR 3 Month + 1.77%), 3.71%, 04/24/2028 (aa)	1,105	1,092
(United States SOFR + 1.75%), 4.83%, 07/22/2026 (aa)	4,000	4,000
(United States SOFR + 2.04%), 4.95%, 07/22/2028 (aa)	1,445	1,461

SEE NOTES TO FINANCIAL STATEMENTS.

10	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Banks — continued
(United States SOFR + 1.29%), 5.08%, 01/20/2027 (aa)		3,785	3,796
(United States SOFR + 1.34%), 5.93%, 09/15/2027 (aa)		4,360	4,436
(United States SOFR + 1.99%), 6.20%, 11/10/2028 (aa)		1,290	1,342
Bank of Montreal, (Canada), (SOFR Compounded Index + 0.88%), 5.27%, 09/10/2027 (aa)		300	301
Bank of Queensland Ltd., (Australia), (BBSW ASX Australian 3 Month + 1.10%), 4.99%, 10/29/2025 (aa)	AUD	700	462
Banque Federative du Credit Mutuel SA, (France), 5.90%, 07/13/2026 (e)		1,300	1,320
Barclays plc, (United Kingdom),
(CMT Index 1 Year + 2.30%), 5.30%, 08/09/2026 (aa)		4,205	4,206
(United States SOFR + 1.88%), 6.28%, 09/13/2027 (aa)		500	508
(CMT Index 1 Year + 3.05%), 7.33%, 11/02/2026 (aa)		1,100	1,109
BPCE SA, (France),
(United States SOFR + 1.52%), 1.65%, 10/06/2026 (e) (aa)		1,000	992
Reg. S, (BBSW ASX Australian 3 Month + 1.35%), 4.95%, 09/29/2025 (aa)	AUD	600	396
(United States SOFR + 0.96%), 5.37%, 09/25/2025 (e) (aa)		2,140	2,143
Canadian Imperial Bank of Commerce, (Canada), 4.88%, 01/14/2030 (e)		1,000	1,032
(United States SOFR + 0.72%), 5.06%, 01/13/2028 (aa)		1,000	999
Citibank NA, 4.58%, 05/29/2027		2,100	2,111
4.93%, 08/06/2026		625	629
(SOFR Compounded Index + 1.06%), 5.45%, 12/04/2026 (aa)		800	806
Citigroup, Inc.,
(CME Term SOFR 3 Month + 1.41%), 3.52%, 10/27/2028 (aa)		1,670	1,635
(CME Term SOFR 3 Month + 1.65%), 3.67%, 07/24/2028 (aa)		1,250	1,231
(United States SOFR + 1.14%), 4.64%, 05/07/2028 (aa)		3,070	3,078
Cooperatieve Rabobank UA, (Netherlands), (CMT Index 1 Year + 0.73%), 1.98%, 12/15/2027 (e) (aa)		2,100	2,025
Credit Agricole SA, (France),
(United States SOFR + 0.87%), 5.27%, 03/11/2027 (e) (aa)		1,400	1,402
Reg. S, (United States SOFR + 0.87%), 5.27%, 03/11/2027 (aa)		500	501

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
DBS Group Holdings Ltd., (Singapore), (United States SOFR + 0.60%), 5.00%, 03/21/2028 (e) (aa)		700	701
Deutsche Bank AG, (Germany),
(United States SOFR + 1.87%), 2.13%, 11/24/2026 (f) (aa)		500	495
(United States SOFR + 1.22%), 5.59%, 11/16/2027 (aa)		500	500
(United States SOFR + 2.52%), 7.15%, 07/13/2027 (aa)		1,100	1,128
DNB Bank ASA, (Norway),
(CMT Index 1 Year + 0.85%), 1.13%, 09/16/2026 (e) (aa)		1,400	1,390
(SOFR Compounded Index + 1.95%), 5.90%, 10/09/2026 (e) (aa)		600	602
Goldman Sachs Bank USA,
(United States SOFR + 0.75%), 5.12%, 05/21/2027 (aa)		2,000	2,006
(United States SOFR + 0.78%), 5.28%, 03/18/2027 (aa)		2,110	2,122
(United States SOFR + 0.75%), 5.41%, 05/21/2027 (aa)		1,030	1,038
Goldman Sachs Group, Inc. (The),
(United States SOFR + 0.79%), 1.09%, 12/09/2026 (aa)		2,525	2,486
(United States SOFR + 0.91%), 1.95%, 10/21/2027 (aa)		2,325	2,251
(United States SOFR + 1.11%), 2.64%, 02/24/2028 (aa)		985	956
(United States SOFR + 1.85%), 3.62%, 03/15/2028 (aa)		2,040	2,012
(United States SOFR + 1.32%), 4.94%, 04/23/2028 (aa)		4,835	4,872
HSBC Holdings plc, (United Kingdom),
(CME Term SOFR 3 Month + 1.61%), 4.29%, 09/12/2026 (aa)		800	799
(United States SOFR + 1.57%), 5.89%, 08/14/2027 (aa)		2,990	3,032
ING Bank Australia Ltd., (Australia), (BBSW ASX Australian 3 Month + 0.98%), 4.70%, 12/08/2025 (aa)	AUD	700	462
ING Groep NV, (Netherlands),
(CMT Index 1 Year + 1.10%), 1.40%, 07/01/2026 (e) (aa)		200	200
(SOFR Compounded Index + 1.01%), 5.42%, 04/01/2027 (aa)		500	501
Intesa Sanpaolo SpA, (Italy), 7.00%, 11/21/2025 (e)		1,000	1,008
Lloyds Banking Group plc, (United Kingdom), (SOFR Compounded Index + 1.56%), 5.92%, 08/07/2027 (aa)		800	806
Morgan Stanley,
(United States SOFR + 1.38%), 4.99%, 04/12/2029 (aa)		345	350

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	11

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Banks — continued
(United States SOFR + 1.01%), 5.65%, 04/13/2028 (aa)		2,165	2,213
(United States SOFR + 2.24%), 6.30%, 10/18/2028 (aa)		1,265	1,317
Morgan Stanley Bank NA,
(United States SOFR + 0.68%), 4.45%, 10/15/2027 (aa)		1,010	1,011
(United States SOFR + 1.08%), 4.95%, 01/14/2028 (aa)		4,825	4,863
(United States SOFR + 0.93%), 4.97%, 07/14/2028 (aa)		1,095	1,108
(United States SOFR + 0.69%), 5.03%, 10/15/2027 (aa)		2,500	2,501
(United States SOFR + 0.87%), 5.50%, 05/26/2028 (aa)		1,090	1,113
5.88%, 10/30/2026		1,465	1,496
National Australia Bank Ltd., (Australia), 4.75%, 12/10/2025		1,450	1,452
National Bank of Canada, (Canada),
(SOFR Compounded Index + 0.90%), 5.31%, 03/25/2027 (aa)		1,000	1,001
(SOFR Compounded Index + 1.03%), 5.37%, 07/02/2027 (aa)		900	902
NatWest Markets plc, (United Kingdom),
(United States SOFR + 0.90%), 5.27%, 05/17/2027 (e) (aa)		1,000	1,004
5.42%, 05/17/2027 (e)		700	715
Nordea Bank Abp, (Finland), (United States SOFR + 0.74%), 5.15%, 03/19/2027 (e) (aa)		1,200	1,206
PNC Bank NA, (United States SOFR + 0.50%), 4.78%, 01/15/2027 (aa)		2,000	2,003
Royal Bank of Canada, (Canada),
(SOFR Compounded Index + 0.82%), 5.23%, 03/27/2028 (aa)		2,000	2,006
(SOFR Compounded Index + 1.08%), 5.43%, 07/20/2026 (aa)		2,000	2,018
Santander Holdings USA, Inc., (United States SOFR + 1.23%), 6.12%, 05/31/2027 (aa)		765	774
Santander UK Group Holdings plc, (United Kingdom), (United States SOFR + 2.75%), 6.83%, 11/21/2026 (aa)		1,000	1,008
Shinhan Bank Co. Ltd., (South Korea), Reg. S, (BBSW ASX Australian 3 Month + 1.95%), 5.75%, 11/16/2025 (aa)	AUD	3,000	1,986
Standard Chartered plc, (United Kingdom), (CMT Index 1 Year + 1.00%), 1.46%, 01/14/2027 (e) (aa)		400	393
Sumitomo Mitsui Financial Group, Inc., (Japan), (United States SOFR + 1.30%), 5.64%, 07/13/2026 (aa)		400	404
Sumitomo Mitsui Trust Bank Ltd., (Japan),
(United States SOFR + 1.15%), 5.55%, 09/14/2026 (e) (aa)		300	302

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
Reg. S, (United States SOFR + 1.15%), 5.55%, 09/14/2026 (aa)		1,300	1,310
Svenska Handelsbanken AB, (Sweden), (BBSW ASX Australian 3 Month + 0.45%), 4.16%, 03/04/2026 (aa)	AUD	500	329
Swedbank AB, (Sweden), 6.14%, 09/12/2026 (e)		2,400	2,451
Synchrony Bank, 5.63%, 08/23/2027		1,460	1,489
UBS AG, (Switzerland),
Reg. S, (BBSW ASX Australian 3 Month + 0.50%), 4.21%, 02/26/2026 (aa)	AUD	900	592
Reg. S, (BBSW ASX Australian 3 Month + 0.87%), 4.74%, 07/30/2025 (aa)	AUD	2,100	1,383
UBS Group AG, (Switzerland), (CMT Index 1 Year + 1.60%), 6.33%, 12/22/2027 (e) (aa)		1,435	1,473
United Overseas Bank Ltd., (Singapore), (SOFR Compounded Index + 0.58%), 4.92%, 04/02/2028 (e) (aa)		900	901
Wells Fargo & Co.,
(United States SOFR + 0.78%), 5.13%, 01/24/2028 (aa)		1,000	1,001
(United States SOFR + 1.07%), 5.71%, 04/22/2028 (aa)		2,170	2,217
Series W, (United States SOFR + 0.78%), 4.90%, 01/24/2028 (aa)		3,225	3,248

			125,133

Diversified Financial Services — 1.0%
Aircastle Ltd., (Bermuda), 4.25%, 06/15/2026		1,000	995
5.25%, 08/11/2025 (e)		800	800
American Express Co., (SOFR Compounded Index + 0.97%), 5.33%, 07/28/2027 (aa)		1,000	1,004
Aviation Capital Group LLC, 4.88%, 10/01/2025 (e)		1,200	1,199
Capital One Financial Corp., (United States SOFR + 0.86%), 1.88%, 11/02/2027 (aa)		2,115	2,043
Nomura Holdings, Inc., (Japan), 5.71%, 01/09/2026		1,200	1,206

			7,247

Insurance — 1.5%
Arthur J Gallagher & Co., 4.60%, 12/15/2027		885	891
Athene Global Funding, 4.95%, 01/07/2027 (e)		2,000	2,013
F&G Global Funding, 1.75%, 06/30/2026 (e)		1,900	1,847
MassMutual Global Funding II, 5.10%, 04/09/2027 (e)		835	849
New York Life Global Funding, 5.45%, 09/18/2026 (e)		3,790	3,846
Protective Life Global Funding, 4.34%, 09/13/2027 (e)		1,320	1,320

			10,766

SEE NOTES TO FINANCIAL STATEMENTS.

12	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
REITS — 0.8%
GLP Capital LP / GLP Financing II, Inc., 5.38%, 04/15/2026	6,025	6,026

Total Financial		149,172

Industrial — 2.7%
Aerospace/Defense — 1.7%
BAE Systems plc, (United Kingdom), 5.00%, 03/26/2027 (e)	4,020	4,064
L3Harris Technologies, Inc., 4.40%, 06/15/2028	425	426
5.40%, 01/15/2027	1,995	2,028
Northrop Grumman Corp., 3.25%, 01/15/2028	745	727
RTX Corp., 2.65%, 11/01/2026	2,000	1,960
3.13%, 05/04/2027	1,055	1,034
5.75%, 11/08/2026	1,580	1,609

		11,848

Engineering & Construction — 0.2%
Sydney Airport Finance Co. Pty Ltd, (Australia), Reg. S, 3.63%, 04/28/2026	1,700	1,687

Machinery — Construction & Mining — 0.2%
Caterpillar Financial Services Corp., 3.60%, 08/12/2027	1,475	1,460

Miscellaneous Manufacturers — 0.1%
Dyno Nobel Ltd., (Australia), Reg. S, 4.30%, 03/18/2026	AUD 700	461

Packaging & Containers — 0.1%
Berry Global, Inc., 4.88%, 07/15/2026 (e)	838	837

Transportation — 0.4%
CSX Corp., 2.60%, 11/01/2026	680	665
Norfolk Southern Corp., 2.90%, 06/15/2026	1,255	1,238
United Parcel Service, Inc., 3.05%, 11/15/2027	1,180	1,154

		3,057

Total Industrial		19,350

Technology — 3.0%
Computers — 0.4%
Dell International LLC / EMC Corp., 4.90%, 10/01/2026	1,600	1,607
6.02%, 06/15/2026	1,000	1,009

		2,616

Semiconductors — 1.0%
Broadcom, Inc., 3.15%, 11/15/2025	3,375	3,357
3.46%, 09/15/2026	1,740	1,724
5.05%, 07/12/2027	1,165	1,181
NXP BV / NXP Funding LLC / NXP USA, Inc., (Multinational), 4.40%, 06/01/2027	1,060	1,062

		7,324

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Software — 1.6%
Oracle Corp., 1.65%, 03/25/2026	2,690	2,635
2.65%, 07/15/2026	3,490	3,427
2.80%, 04/01/2027	1,470	1,433
3.25%, 11/15/2027	1,100	1,075
Synopsys, Inc., 4.55%, 04/01/2027	1,300	1,306
VMware LLC, 1.40%, 08/15/2026	1,990	1,925

		11,801

Total Technology		21,741

Utilities — 5.2%
Electric — 5.2%
DTE Electric Co., 4.25%, 05/14/2027	130	130
Duke Energy Corp., 0.90%, 09/15/2025	4,475	4,439
2.65%, 09/01/2026	2,489	2,442
5.00%, 12/08/2027	1,200	1,221
Edison International, 4.13%, 03/15/2028	1,280	1,235
4.70%, 08/15/2025	200	200
FirstEnergy Corp., Series B, 3.90%, 07/15/2027	2,310	2,284
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028 (e)	296	302
Jersey Central Power & Light Co., 4.30%, 01/15/2026 (e)	300	300
National Rural Utilities Cooperative Finance Corp., 4.75%, 02/07/2028	1,195	1,210
NextEra Energy Capital Holdings, Inc., 3.55%, 05/01/2027	1,545	1,523
4.85%, 02/04/2028	865	877
5.75%, 09/01/2025	4,980	4,987
Pacific Gas and Electric Co., 2.95%, 03/01/2026	1,500	1,480
3.15%, 01/01/2026	1,000	991
3.45%, 07/01/2025	1,400	1,400
Southern California Edison Co., 4.40%, 09/06/2026	1,195	1,193
4.90%, 06/01/2026	800	800
Series 20C, 1.20%, 02/01/2026	1,000	975
Series E, 3.70%, 08/01/2025	7,905	7,895
Southern Co. (The), 5.11%, 08/01/2027	1,105	1,121

Total Utilities		37,005

Total Corporate Bonds (Cost $365,924)		367,624

Foreign Government Security — 0.3%
Sovereign — 0.3%
Saudi Government International Bond, (Saudi Arabia), 5.13%, 01/13/2028 (e) (Cost $1,952)	2,000	2,031

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	13

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Security — 0.6%
UMBS Collateral — 0.6%
FNMA or FHLMC, Single Family, 30 years, TBA, 5.50%, 08/01/2055 (w) (Cost $4,376)	4,400	4,396

U.S. Treasury Obligations — 1.5%
Sovereign — 1.5%
U.S. Treasury Inflation Indexed Note, 2.13%, 04/15/2029 (ii)	1,307	1,342
U.S. Treasury Note, 1.63%, 02/15/2026	10,000	9,843

Total Sovereign		11,185

Total U.S. Treasury Obligations (Cost $11,148)		11,185

Short-Term Investments — 18.4%
Certificates of Deposit — 5.5%
Bayerische Landesbank, (Germany), 4.36%, 03/12/2026 (n)	4,500	4,498
4.66%, 08/28/2025 (n)	4,000	4,000
BNP Paribas SA, (France), 4.27%, 03/10/2026 (n)	3,125	3,121
Landesbank Hessen-Thueringen Girozentrale, 4.39%, 03/12/2026 (n)	4,000	4,000
Mizuho Bank Ltd., 4.40%, 03/13/2026 (n)	4,000	3,998
Natixis SA, (France), 4.27%, 03/10/2026 (n)	4,000	3,996
4.46%, 01/26/2026 (n)	5,000	5,000
Raiffeisen-Boerenleen Bank B.A., (Netherlands), 4.63%, 10/20/2025 (n)	4,500	4,500
Standard Chartered Bank, 4.66%, 01/15/2026 (n)	2,395	2,397
Toronto-Dominion Bank (The), 4.54%, 10/07/2025 (n)	4,000	4,000

Total Certificates of Deposit		39,510

Commercial Papers — 3.4%
Abbvie, Inc., 4.67%, 07/07/2025 (e) (n)	300	300
Alimentation Couche-Tard, Inc., (Canada), 4.66%, 07/29/2025 (e) (n)	800	797
4.66%, 07/30/2025 (e) (n)	1,300	1,295
Amrize Finance US LLC, 4.69%, 07/15/2025 (e) (n)	300	300
4.69%, 07/16/2025 (e) (n)	1,800	1,796
BofA Securities, Inc., 4.44%, 02/25/2026 (e) (n)	2,000	1,943
5.15%, 07/25/2025 (e) (n)	3,000	2,991
Canadian Imperial Bank of Commerce, 4.55%, 02/12/2026 (e) (n)	2,500	2,435
CBRE Services, Inc., 4.66%, 07/24/2025 (e) (n)	900	897
4.70%, 07/10/2025 (e) (n)	900	899
HCA, Inc., 4.98%, 08/14/2025 (e) (n)	1,000	994
HSBC USA, Inc., 5.48%, 07/25/2025 (e) (n)	2,500	2,492
NextEra Energy Capital Holdings, Inc., 4.63%, 07/28/2025 (e) (n)	900	897
4.63%, 07/29/2025 (e) (n)	900	896

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)			VALUE($)

Commercial Papers — continued
RTX Corp., 4.65%, 07/16/2025 (e) (n)		1,600		1,597
Standard Chartered Bank, 4.60%, 02/11/2026 (e) (n)		4,000		3,894

Total Commercial Papers				24,423

Corporate Bond — 0.1%
Pacific Gas and Electric Co., (SOFR Compounded Index + 0.95%), 5.34%, 09/04/2025 (n) (aa)		300		300

Foreign Government Securities — 5.9%
Canadian Treasury Bill, (Canada), 2.69%, 07/16/2025 (n)	CAD	20,000		14,670

Japan Treasury Discount Bills, (Japan),
Series 1279, 0.39%, 07/10/2025 (n)	JPY	1,000,000		6,943
Series 1299, 0.41%, 07/14/2025 (n)	JPY	1,500,000		10,415
Series 1303, 0.43%, 08/04/2025 (n)	JPY	1,500,000		10,412

Total Foreign Government Securities				42,440

Time Deposits — 0.3%
Australia & New Zealand Banking Group Ltd., 2.61%, 07/01/2025	AUD	148		97
3.68%, 07/01/2025		100		100
Brown Brothers Harriman, 2.00%, 07/01/2025	NZD	—	(h)	—	(h)
Citibank NA, 0.86%, 07/01/2025	EUR	449		529
3.17%, 07/01/2025	GBP	276		379
Royal Bank of Canada, 1.55%, 07/02/2025	CAD	140		103
3.68%, 07/01/2025		150		150
Sumitomo Mitsui Banking Corp., 0.12%, 07/01/2025	JPY	77		—	(h)
3.68%, 07/01/2025		965		965

Total Time Deposits				2,323

U.S. Treasury Obligations — 3.2%
U.S. Treasury Bills, 4.01%, 03/19/2026 (n)		13,000		12,631
4.07%, 02/19/2026 (n)		5,750		5,604
4.27%, 09/04/2025 (n)		5,000		4,962

Total U.S. Treasury Obligations				23,197

Total Short-Term Investments (Cost $132,307)				132,193

Total Investments — 99.6% (Cost — $712,990)				716,848

Other Assets in Excess of Liabilities — 0.4%				3,076

NET ASSETS — 100.0%				$719,924

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

14	SIX CIRCLES TRUST	JUNE 30, 2025

Futures contracts outstanding as of June 30, 2025:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
Long Contracts
Australia 10-Year Bond	17	09/2025	AUD	1,272	10
Long Gilt	23	09/2025	GBP	2,886	51
SOFR 3 Month	64	09/2025	USD	15,309	(2)
SOFR 3 Month	239	06/2026	USD	57,557	162
U.S. Treasury 5 Year Note	1,029	09/2025	USD	110,930	1,231

					1,452

Short Contracts
Canadian Government 10 Year Bond	(6)	09/2025	CAD	(532)	(5)
U.S. Treasury 2 Year Note	(544)	09/2025	USD	(112,686)	(479)
U.S. Treasury 5 Year Note	(189)	09/2025	USD	(20,364)	(236)
U.S. Treasury 10 Year Note	(88)	09/2025	USD	(9,727)	(140)
U.S. Treasury Ultra Bond	(68)	09/2025	USD	(7,820)	(281)
U.S. Ultra Treasury 10 Year Note	(15)	09/2025	USD	(1,670)	(44)

					(1,185)

Total unrealized appreciation (depreciation)					267

Forward foreign currency exchange contracts outstanding as of June 30, 2025:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
AUD	1,143	USD	740	Bank of America, NA	07/02/2025	12
CAD	10	USD	7	Standard Chartered Bank	07/02/2025	—	(h)
GBP	2,561	USD	3,485	Barclays Bank plc	07/02/2025	31
USD	10,551	JPY	1,500,000	UBS AG London	07/14/2025	120
USD	10,582	JPY	1,498,599	BNP Paribas	08/04/2025	134
USD	10	JPY	1,401	BNP Paribas	08/04/2025	—	(h)

Total unrealized appreciation						297

USD	10,086	AUD	15,650	Barclays Bank plc	07/02/2025	(214)
USD	1,710	CAD	2,355	Bank of America, NA	07/02/2025	(20)
USD	3,458	GBP	2,561	Barclays Bank plc	07/02/2025	(58)
USD	6,927	JPY	1,000,000	UBS AG London	07/10/2025	(24)
USD	14,691	CAD	20,000	BNP Paribas	07/16/2025	(8)
USD	3,486	GBP	2,561	Barclays Bank plc	08/04/2025	(31)
USD	1,510	AUD	2,328	UBS AG London	09/17/2025	(24)
USD	15,690	EUR	13,442	BNP Paribas	09/17/2025	(226)
USD	7,699	GBP	5,688	UBS AG London	09/17/2025	(113)

Total unrealized depreciation						(718)

Net unrealized appreciation (depreciation)						(421)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	15

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Interest Rate Swap contracts outstanding as of June 30, 2025:
FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS)($)	UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
SONIA Interest Rate Benchmark	3.50% annually	Pay	03/19/2030	GBP	2,050	(58)	34	(24)
United States SOFR	3.86% annually	Receive	02/28/2029	USD	5,200	—	(74)	(74)
United States SOFR	3.62% annually	Receive	11/30/2029	USD	75,102	25	(790)	(765)

Total						(33)	(830)	(863)

(a)	Value of floating rate index as of June 30, 2025 was as follows:

FLOATING RATE INDEX
SONIA Interest Rate Benchmark	4.22%
United States SOFR	4.45%

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025

ASX	— Australian Stock Exchange
BBSW	— Bank Bill Swap Rate
CLO	— Collateralized Loan Obligations
CMT	— Constant Maturity Treasury
EURIBOR	— Euro Interbank Offered Rate
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
Reg. S

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.

REMICS	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
SONIA	— Sterling Overnight Interbank Average Rate
SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of June 30, 2025.
TBA	— To Be Announced
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)	— Security is exempt from registration under Rule 144A or Section 4 (a) (2) of the Securities Act of 1933, as amended.
(g)	— Amounts round to less than 0.05%
(h)	— Amount rounds to less than 500 shares/principal or $500.
(n)	— The rate shown is the effective yield as of June 30, 2025.
(w)	— All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(z)

—  Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of June 30, 2025.

(aa)	— Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of June 30, 2025.
(ii)	— Approximately $206 of these investments are restricted as collateral for foreign currency exchange contracts to Barclays Bank PLC.
AUD	— Australian Dollar
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NZD	— New Zealand Dollar
USD	— United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

16	SIX CIRCLES TRUST	JUNE 30, 2025

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Asset-Backed Securities — 7.9%
Automobile ABS — 5.4%
Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class A, 5.36%, 06/20/2030 (e)		2,000	2,052
Bank of America Auto Trust, Series 2023-2A, Class A2, 5.85%, 08/17/2026 (e)		31	31
BofA Auto Trust,
Series 2024-1A, Class A3, 5.35%, 11/15/2028 (e)		1,500	1,514
Series 2025-1A, Class A2A, 4.52%, 11/22/2027 (e)		1,200	1,201
Capital One Prime Auto Receivables Trust, Series 2023-2, Class A3, 5.82%, 06/15/2028		1,100	1,114
Carmax Auto Owner Trust,
Series 2023-3, Class A3, 5.28%, 05/15/2028		976	982
Series 2025-1, Class A3, 4.84%, 01/15/2030		500	507
Series 2025-2, Class A2A, 4.59%, 07/17/2028		2,500	2,508
CarMax Auto Owner Trust,
Series 2023-4, Class A2A, 6.08%, 12/15/2026		102	102
Series 2023-4, Class A3, 6.00%, 07/17/2028		2,400	2,435
Series 2024-1, Class A2A, 5.30%, 03/15/2027		544	545
Series 2024-2, Class A2A, 5.65%, 05/17/2027		443	444
Carvana Auto Receivables Trust,
Series 2023-P1, Class A4, 5.94%, 01/10/2029 (e)		1,000	1,018
Series 2024-P1, Class A3, 5.05%, 04/10/2029 (e)		1,000	1,006
Series 2024-P3, Class A2, 4.61%, 11/10/2027		449	449
Series 2024-P4, Class A3, 4.64%, 01/10/2030		500	503
Citizens Auto Receivables Trust, Series 2023-1, Class A3, 5.84%, 01/18/2028 (e)		1,561	1,571
Enterprise Fleet Financing LLC, Series 2024-4, Class A2, 4.69%, 07/20/2027 (e)		300	300
Ford Auto Securitization Trust II, (Canada), Series 2024-BA, Class A2, 3.72%, 11/15/2028 (e)	CA	D 2,300	1,699
Ford Credit Auto Lease Trust, Series 2024-B, Class A2B, (United States 30 Day Average SOFR + 0.40%), 4.70%, 02/15/2027 (aa)		584	584
Ford Credit Auto Owner Trust,
Series 2024-B, Class A2A, 5.40%, 04/15/2027		836	838
Series 2024-C, Class A2A, 4.32%, 08/15/2027		1,687	1,685
Gm Financial Automobile Leasing Trust, Series 2025-2, Class A2A, 4.55%, 07/20/2027		1,000	1,002

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Automobile ABS — continued
GM Financial Automobile Leasing Trust,
Series 2023-3, Class A3, 5.38%, 11/20/2026		1,584	1,587
Series 2024-3, Class A2A, 4.29%, 01/20/2027		1,357	1,355
Series 2025-1, Class A2A, 4.54%, 05/20/2027		2,300	2,303
GM Financial Consumer Automobile Receivables Trust,
Series 2023-4, Class A2A, 5.89%, 11/16/2026		44	44
Series 2023-4, Class A3, 5.78%, 08/16/2028		1,200	1,214
Series 2024-4, Class A2A, 4.53%, 10/18/2027		767	767
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1, 5.34%, 06/15/2028 (e)		1,100	1,110
Harley-Davidson Motorcycle Trust,
Series 2024-A, Class A2, 5.65%, 02/16/2027		259	259
Series 2024-B, Class A2, 4.62%, 08/16/2027		1,383	1,383
Series 2025-A, Class A2A, 4.71%, 07/17/2028		600	602
Hertz Vehicle Financing III LLC, Series 2023-1A, Class A, 5.49%, 06/25/2027 (e)		2,000	2,010
Hyundai Auto Lease Securitization Trust, Series 2025-B, Class A2A, 4.58%, 09/15/2027 (e)		1,400	1,405
Hyundai Auto Receivables Trust, Series 2023-B, Class A3, 5.48%, 04/17/2028		1,126	1,133
MBarc Credit Canada, Inc., (Canada), Series 2024-AA, Class A2, 5.30%, 10/15/2026 (e)	CA	D 271	199
Mercedes-Benz Auto Lease Trust, Series 2024-B, Class A2A, 4.57%, 12/15/2026		620	620
Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class A3, 4.51%, 11/15/2027		603	603
Nissan Auto Lease Trust,
Series 2024-B, Class A3, 4.92%, 11/15/2027		600	606
Series 2025-A, Class A2B, (United States 30 Day Average SOFR + 0.45%), 4.75%, 11/15/2027 (aa)		1,200	1,202
Oscar US Funding XV LLC, (Japan), Series 2023-1A, Class A3, 5.81%, 12/10/2027 (e)		1,000	1,006
Oscar US Funding XVII LLC, Series 2024-2A, Class A2, 4.63%, 12/10/2027 (e)		829	828
SBNA Auto Lease Trust,
Series 2024-B, Class A3, 5.56%, 11/22/2027 (e)		1,000	1,008
Series 2024-C, Class A3, 4.56%, 02/22/2028 (e)		900	902

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	17

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Automobile ABS — continued
SFS Auto Receivables Securitization Trust, Series 2024-2A, Class A3, 5.33%, 11/20/2029 (e)	1,200	1,215
Tesla Auto Lease Trust, Series 2024-A, Class A2A, 5.37%, 06/22/2026 (e)	196	196
Toyota Auto Receivables Owner Trust,
Series 2022-C, Class A3, 3.76%, 04/15/2027	404	403
Series 2023-A, Class A3, 4.63%, 09/15/2027	125	126
Toyota Lease Owner Trust, Series 2025-A, Class A2A, 4.58%, 07/20/2027 (e)	2,600	2,606
Volkswagen Auto Loan Enhanced Trust, Series 2023-2, Class A2A, 5.72%, 03/22/2027	547	549
World Omni Auto Receivables Trust, Series 2024-B, Class A2A, 5.48%, 09/15/2027	208	209

Total Automobile ABS		51,540

Other ABS — 0.9%
CNH Equipment Trust, Series 2023-B, Class A2, 5.90%, 02/16/2027	59	59
Dell Equipment Finance Trust, Series 2024-2, Class A2, 4.69%, 08/22/2030 (e)	2,000	2,002
DLLAA LLC, Series 2025-1A, Class A2, 4.70%, 10/20/2027 (e)	1,200	1,202
GreenSky Home Improvement Issuer Trust, Series 2025-1A, Class A2, 5.12%, 03/25/2060 (e)	453	454
PEAC Solutions Receivables LLC, Series 2025-1A, Class A2, 4.94%, 10/20/2028 (e)	1,000	1,003
Tesla Sustainable Energy Trust, Series 2024-1A, Class A2, 5.08%, 06/21/2050 (e)	580	582
Verizon Master Trust,
Series 2024-1, Class A1A, 5.00%, 12/20/2028	2,000	2,004
Series 2024-6, Class A1B, (United States 30 Day Average SOFR + 0.67%), 4.97%, 08/20/2030 (aa)	1,100	1,105

Total Other ABS		8,411

Credit Card ABS — 1.3%
CARDS II Trust, (Canada), Series 2023-2A, Class A, (United States SOFR + 0.85%), 5.19%, 07/15/2028 (e) (aa)	1,500	1,500
Citibank Credit Card Issuance Trust,
Series 2017-A6, Class A6, (CME Term SOFR 1 Month + 0.88%), 5.20%, 05/14/2029 (aa)	2,000	2,019
Series 2018-A5, Class A5, (CME Term SOFR 1 Month + 0.72%), 5.04%, 08/07/2027 (aa)	1,000	1,000
Series 2023-A1, Class A1, 5.23%, 12/08/2027	2,300	2,307
Golden Credit Card Trust, Series 2021-1A, Class A, 1.14%, 08/15/2028 (e)	1,600	1,544

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Credit Card ABS — continued
Golden Credit Card Trust, (Canada), Series 2022-1A, Class A, 1.97%, 01/15/2029 (e)		1,000	966
Master Credit Card Trust II, (Canada), Series 2023-1A, Class A, 4.70%, 06/21/2027 (e)		600	600
Synchrony Card Funding LLC, Series 2023-A1, Class A, 5.54%, 07/15/2029		1,000	1,011
Trillium Credit Card Trust II, (Canada), Series 2023-3A, Class A, (United States SOFR + 0.85%), 5.23%, 08/26/2028 (e) (aa)		2,000	2,002

Total Credit Card ABS			12,949

Student Loan ABS — 0.3%
ELFI Graduate Loan Program LLC, Series 2021-A, Class A, 1.53%, 12/26/2046 (e)		594	528
Navient Private Education Loan Trust,
Series 2018-BX, Class A2B, Reg. S, (CME Term SOFR 1 Month + 0.83%), 5.15%, 12/15/2059 (aa)		195	195
Series 2020-A, Class A2B, (CME Term SOFR 1 Month + 1.01%), 5.33%, 11/15/2068 (e) (aa)		578	576
Nelnet Student Loan Trust, Series 2019-2A, Class A, Reg. S, (United States 30 Day Average SOFR + 1.01%), 5.32%, 06/27/2067 (e) (aa)		514	513
SMB Private Education Loan Trust,
Series 2020-PTA, Class A2A, 1.60%, 09/15/2054 (e)		270	254
Series 2022-C, Class A1B, (United States 30 Day Average SOFR + 1.85%), 6.15%, 05/16/2050 (e) (aa)		224	226
Series 2023-A, Class A1A, 5.38%, 01/15/2053 (e)		129	130
Towd Point Asset Trust, Series 2021-SL1, Class A2, (CME Term SOFR 1 Month + 0.81%), 5.13%, 11/20/2061 (e) (aa)		70	69

Total Student Loan ABS			2,491

Home Equity ABS — 0.0% (g)
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-WCW2, Class M2, (CME Term SOFR 1 Month + 0.91%), 5.23%, 07/25/2035 (aa)		10	10

Total Asset-Backed Securities (Cost $75,234)			75,401

Certificates of Deposit — 0.3%
Financial — 0.3%
Banks — 0.3%
Mizuho Bank Ltd., (Japan), (BBSW ASX Australian 3 Month + 0.85%), 4.56%, 09/14/2026 (aa)	AUD	600	397
MUFG Bank Ltd., (Japan), (BBSW ASX Australian 3 Month + 0.87%), 4.68%, 02/17/2026 (aa)	AU	D 1,700	1,122

SEE NOTES TO FINANCIAL STATEMENTS.

18	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Certificates of Deposit — continued
Banks — continued
Sumitomo Mitsui Banking Corp., (Japan), (BBSW ASX Australian 3 Month + 1.10%), 4.93%, 11/07/2025 (aa)	AUD	2,400	1,584

Total Financial			3,103

Total Certificates of Deposit (Cost $3,039)			3,103

Collateralized Mortgage Obligations — 5.8%
WL Collateral CMO — 0.6%
Avon Finance, (United Kingdom), Series 4A, Class A, (SONIA Interest Rate Benchmark + 0.90%), 5.14%, 12/28/2049 (e) (aa)	GBP	844	1,161
Cheshire plc, (United Kingdom), Series 2020-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.90%), 5.14%, 08/20/2045 (aa)	GBP	254	349
CSMC Trust, Series 2021-RPL4, Class A1, 4.12%, 12/27/2060 (e) (z)		242	241
GS Mortgage-Backed Securities Corp. Trust, Series 2021-RPL1, Class A1, 1.75%, 12/25/2060 (e) (z)		174	163
Legacy Mortgage Asset Trust, Series 2021-GS3, Class A1, SUB, 5.75%, 07/25/2061 (e)		1,002	999
MFA Trust, Series 2021-RPL1, Class A1, 1.13%, 07/25/2060 (e) (z)		289	262
New Residential Mortgage Loan Trust,
Series 2018-3A, Class A1, 4.50%, 05/25/2058 (e) (z)		79	77
Series 2019-NQM5, Class A1, 2.71%, 11/25/2059 (e) (z)		192	182
Series 2021-NQ2R, Class A1, 0.94%, 10/25/2058 (e) (z)		283	269
Progress Trust, (Australia), Series 2020-1, Class A, (BBSW ASX Australian 1 Month + 1.00%), 4.69%, 01/21/2051 (aa)	AUD	360	237
Starwood Mortgage Residential Trust,
Series 2020-3, Class A1, 1.49%, 04/25/2065 (e) (z)		123	119
Series 2021-2, Class A1, 0.94%, 05/25/2065 (e) (z)		165	154
Towd Point Mortgage Funding 2024—Granite 6 plc, (United Kingdom), Series 2024-GR6A, Class A1, (SONIA Interest Rate Benchmark + 0.93%), 5.22%, 07/20/2053 (e) (aa)	GBP	850	1,169
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (CME Term SOFR 1 Month + 1.11%), 5.43%, 05/25/2058 (e) (aa)		152	156
Triton Bond Trust in respect of Series 1, (Australia), Series 2021-2, Class A1AU, (BBSW ASX Australian 1 Month + 0.70%), 4.46%, 02/09/2053 (aa)	AUD	281	185

Total WL Collateral CMO			5,723

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Agency Collateral CMO — 5.1%
FHLMC REMICS,
Series 5426, Class BF, (United States 30 Day Average SOFR + 0.90%), 5.25%, 04/15/2049 (aa)	388	389
Series 5480, Class FG, (United States 30 Day Average SOFR + 1.15%), 5.46%, 12/25/2054 (aa)	748	746
Series 5493, Class FK, (United States 30 Day Average SOFR + 1.15%), 5.46%, 01/25/2055 (aa)	733	731
Series 5499, Class FH, (United States 30 Day Average SOFR + 1.20%), 5.51%, 02/25/2055 (aa)	444	445
Series 5508, Class DF, (United States 30 Day Average SOFR + 1.00%), 5.31%, 02/25/2055 (aa)	842	843
Series 5508, Class FC, (United States 30 Day Average SOFR + 1.00%), 5.31%, 02/25/2055 (aa)	841	842
Series 5516, Class FB, (United States 30 Day Average SOFR + 0.90%), 5.21%, 03/25/2055 (aa)	1,730	1,724
Series 5517, Class FE, (United States 30 Day Average SOFR + 0.95%), 5.26%, 03/25/2055 (aa)	2,142	2,117
Series 5517, Class MF, (United States 30 Day Average SOFR + 0.95%), 5.26%, 03/25/2055 (aa)	834	835
Series 5528, Class FA, (United States 30 Day Average SOFR + 0.87%), 5.18%, 04/25/2055 (aa)	1,838	1,835
Series 5532, Class FA, (United States 30 Day Average SOFR + 0.95%), 5.26%, 04/25/2055 (aa)	2,004	1,999
Series 5534, Class FM, (United States 30 Day Average SOFR + 0.93%), 5.24%, 05/25/2055 (aa)	1,852	1,850
Series 5546, Class FB, (United States 30 Day Average SOFR + 1.00%), 5.31%, 06/25/2055 (aa)	1,866	1,872
Series 5549, Class CF, (United States 30 Day Average SOFR + 1.00%), 5.31%, 10/25/2052 (aa)	1,383	1,350
Series 5549, Class FA, (United States 30 Day Average SOFR + 1.25%), 5.56%, 06/25/2055 (aa)	1,884	1,892
Series 5560, Class FB, (United States 30 Day Average SOFR + 1.00%), 5.31%, 06/25/2055 (aa)	1,000	982
FNMA REMICS,
Series 2018-82, Class W, 6.61%, 11/25/2058 (z)	183	188
Series 2020-29, Class FC, (United States 30 Day Average SOFR + 0.91%), 5.26%, 05/25/2050 (aa)	1,117	1,113

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	19

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Agency Collateral CMO — continued
Series 2022-8, Class D, 2.00%, 08/25/2038	973	909
Series 2024-38, Class FA, (United States 30 Day Average SOFR + 0.80%), 5.15%, 01/25/2051 (aa)	764	764
Series 2024-95, Class KF, (United States 30 Day Average SOFR + 1.10%), 5.41%, 12/25/2054 (aa)	460	460
Series 2024-100, Class FA, (United States 30 Day Average SOFR + 1.10%), 5.41%, 06/25/2054 (aa)	773	772
Series 2024-101, Class FB, (United States 30 Day Average SOFR + 1.10%), 5.41%, 01/25/2055 (aa)	866	865
Series 2024-103, Class FC, (United States 30 Day Average SOFR + 1.15%), 5.46%, 01/25/2055 (aa)	1,031	1,030
Series 2024-104, Class FA, (United States 30 Day Average SOFR + 1.05%), 5.36%, 01/25/2055 (aa)	1,031	1,028
Series 2025-1, Class FD, (United States 30 Day Average SOFR + 1.20%), 5.51%, 02/25/2055 (aa)	360	360
Series 2025-6, Class FA, (United States 30 Day Average SOFR + 1.25%), 5.56%, 02/25/2055 (aa)	541	543
Series 2025-16, Class FN, (United States 30 Day Average SOFR + 0.95%), 5.26%, 01/25/2055 (aa)	950	950
Series 2025-18, Class FA, (United States 30 Day Average SOFR + 0.95%), 5.26%, 11/25/2053 (aa)	837	838
Series 2025-18, Class FM, (United States 30 Day Average SOFR + 0.90%), 5.21%, 09/25/2054 (aa)	6,153	6,129
Series 2025-35, Class FB, (United States 30 Day Average SOFR + 1.00%), 5.31%, 05/25/2055 (aa)	1,545	1,543
Series 2025-35, Class FM, (United States 30 Day Average SOFR + 1.05%), 5.36%, 05/25/2055 (aa)	297	299
GNMA,
Series 2015-H04, Class FA, (CME Term SOFR 1 Month + 0.76%), 5.10%, 12/20/2064 (aa)	610	610
Series 2017-H02, Class FH, (CME Term SOFR 1 Year + 1.22%), 5.45%, 01/20/2067 (aa)	643	650
Series 2018-H18, Class FC, (CME Term SOFR 1 Month + 0.46%), 4.80%, 08/20/2065 (aa)	176	175
Series 2019-54, Class KF, (CME Term SOFR 1 Month + 0.53%), 4.86%, 05/20/2044 (aa)	275	269
Series 2021-H09, Class FG, (United States 30 Day Average SOFR + 1.50%), 5.80%, 06/20/2071 (aa)	1,405	1,434

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Agency Collateral CMO — continued
Series 2022-5, Class FA, (United States 30 Day Average SOFR + 0.30%), 3.50%, 01/20/2052 (aa)	765	675
Series 2022-H01, Class FA, (United States 30 Day Average SOFR + 0.35%), 4.65%, 01/20/2072 (aa)	778	762
Series 2023-H02, Class FA, (United States 30 Day Average SOFR + 0.90%), 5.20%, 01/20/2073 (aa)	390	390
Series 2023-H12, Class FA, (United States 30 Day Average SOFR + 1.00%), 5.30%, 05/20/2073 (aa)	1,898	1,916
Series 2023-H26, Class DF, (United States 30 Day Average SOFR + 0.30%), 4.60%, 09/20/2073 (aa)	1,032	1,026
Series 2023-H27, Class FD, (United States 30 Day Average SOFR + 1.10%), 5.40%, 11/20/2073 (aa)	484	491
Series 2024-13, Class FA, (United States 30 Day Average SOFR + 0.95%), 5.25%, 01/20/2054 (aa)	210	210
Series 2024-H01, Class FB, (United States 30 Day Average SOFR + 0.90%), 5.20%, 01/20/2074 (aa)	965	967
Series 2024-H02, Class FH, (United States 30 Day Average SOFR + 0.93%), 5.23%, 01/20/2074 (aa)	1,125	1,130

Total Agency Collateral CMO		48,948

Agency Collateral PAC CMO — 0.1%
GNMA,
Series 2017-121, Class PE, 3.00%, 07/20/2046	99	97
Series 2025-89, Class PF, (United States 30 Day Average SOFR + 0.95%), 5.25%, 05/20/2055 (aa)	499	498

Total Agency Collateral PAC CMO		595

Total Collateralized Mortgage Obligations (Cost $55,455)		55,266

Commercial Mortgage-Backed Securities — 0.4%
Commercial MBS — 0.4%
AREIT Trust, (Cayman Islands), Series 2022-CRE6, Class A, (United States 30 Day Average SOFR + 1.25%), 5.55%, 01/20/2037 (e) (aa)	477	476
BDS LLC, Series 2022-FL12, Class A, (CME Term SOFR 1 Month + 2.14%), 6.45%, 08/19/2038 (e) (aa)	426	426
BWAY Mortgage Trust, Series 2021-1450, Class A, (CME Term SOFR 1 Month + 1.36%), 5.68%, 09/15/2036 (e) (aa)	500	482
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class ASB, 3.09%, 05/10/2058	55	55
Citigroup Commercial Mortgage Trust, Series 2021-KEYS, Class A, (CME Term SOFR 1 Month + 1.29%), 5.61%, 10/15/2036 (e) (aa)	900	895

SEE NOTES TO FINANCIAL STATEMENTS.

20	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Commercial Mortgage-Backed Securities — continued
Commercial MBS — continued
MF1X, Series 2021-W10, Class A, (CME Term SOFR 1 Month + 1.07%), 5.38%, 12/15/2034 (e) (aa)		900	897
Morgan Stanley Capital I Trust, Series 2019-PLND, Class A, (CME Term SOFR 1 Month + 1.11%), 5.43%, 05/15/2036 (e) (aa)		700	431
SREIT Trust, Series 2021-IND, Class A, (CME Term SOFR 1 Month + 0.81%), 5.13%, 10/15/2038 (e) (aa)		100	100

Total Commercial MBS			3,762

Total Commercial Mortgage-Backed Securities (Cost $4,060)			3,762

Corporate Bonds — 12.3%
Communications — 0.4%
Internet — 0.1%
Uber Technologies, Inc.,
4.50%, 08/15/2029 (e)		500	496
7.50%, 09/15/2027 (e)		500	505

			1,001

Telecommunications — 0.3%
KT Corp., (South Korea), 4.38%, 01/03/2029 (e) (w)		1,300	1,300
Ooredoo International Finance Ltd., (Bermuda), 5.00%, 10/19/2025 (e)		1,100	1,101
Optus Finance Pty Ltd., (Australia), Reg. S, 1.60%, 07/01/2025	AUD	1,000	658

			3,059

Total Communications			4,060

Consumer Cyclical — 1.5%
Apparel — 0.1%
Burberry Group plc, (United Kingdom), Reg. S, 1.13%, 09/21/2025	GBP	900	1,225

Auto Manufacturers — 1.4%
BMW US Capital LLC,
(SOFR Compounded Index + 0.80%), 5.17%, 08/13/2026 (e) (aa)		2,200	2,209
(SOFR Compounded Index + 0.78%), 5.19%, 03/19/2027 (e) (aa)		200	200
(SOFR Compounded Index + 0.92%), 5.33%, 03/21/2028 (e) (aa)		300	299
Ford Motor Credit Co. LLC,
4.13%, 08/04/2025		300	299
(United States SOFR + 2.95%), 7.34%, 03/06/2026 (aa)		300	303
Hyundai Capital America,
(United States SOFR + 1.04%)5.41%, 06/24/2027 (e) (aa)		300	300
(United States SOFR + 1.15%), 5.51%, 08/04/2025 (e) (aa)		200	200
Reg. S, (United States SOFR + 1.50%), 5.85%, 01/08/2027 (aa)		2,235	2,248

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Auto Manufacturers — continued
Mercedes-Benz Finance North America LLC, (United States SOFR + 0.63%), 4.98%, 07/31/2026 (e) (aa)	1,800	1,801
Nissan Motor Acceptance Co. LLC, 1.85%, 09/16/2026 (e)	1,000	954
Nissan Motor Co. Ltd., (Japan), 3.52%, 09/17/2025 (e)	700	695
Volkswagen Group of America Finance LLC, 4.90%, 08/14/2026 (e)	1,000	1,002
(United States SOFR + 0.83%), 5.24%, 03/20/2026 (e) (aa)	600	600
(United States SOFR + 0.93%), 5.33%, 09/12/2025 (e) (aa)	1,500	1,501
(United States SOFR + 1.06%), 5.43%, 08/14/2026 (e) (aa)	200	201

		12,812

Total Consumer Cyclical		14,037

Consumer Non-cyclical — 0.8%
Agriculture — 0.2%
BAT International Finance plc, (United Kingdom), 1.67%, 03/25/2026	1,900	1,860
Imperial Brands Finance plc, (United Kingdom), 4.50%, 06/30/2028 (e) (w)	200	200

		2,060

Biotechnology — 0.0% (g)
Illumina, Inc., 5.80%, 12/12/2025	400	402

Healthcare — Services — 0.3%
HCA, Inc., 5.88%, 02/15/2026	2,700	2,703

Pharmaceuticals — 0.3%
Bayer US Finance II LLC, 4.25%, 12/15/2025 (e)	2,500	2,493

Total Consumer Non-cyclical		7,658

Energy — 0.1%
Pipelines — 0.1%
ONEOK, Inc.,
2.20%, 09/15/2025	400	398
5.85%, 01/15/2026	700	703

Total Energy		1,101

Financial — 8.0%
Banks — 6.7%
ABN AMRO Bank NV, (Netherlands),
(SOFR Compounded Index + 1.00%), 5.39%, 12/03/2028 (e) (aa)	300	300
(SOFR Compounded Index + 1.78%), 6.18%, 09/18/2027 (e) (aa)	100	101
(CMT Index 1 Year + 1.55%), 6.58%, 10/13/2026 (e) (aa)	2,200	2,211
Banco Santander SA, (Spain), (United States SOFR + 1.12%), 5.47%, 07/15/2028 (aa)	400	401
Bank of America Corp., (United States SOFR + 1.01%), 1.20%, 10/24/2026 (aa)	1,000	990

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	21

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Banks — continued
Bank of Montreal, (Canada), (SOFR Compounded Index + 0.88%), 5.27%, 09/10/2027 (aa)		400	401
Bank of Queensland Ltd., (Australia), (BBSW ASX Australian 3 Month + 1.10%), 4.99%, 10/29/2025 (aa)	AUD	1,000	660
Banque Federative du Credit Mutuel SA, (France),
(SOFR Compounded Index + 1.07%), 5.44%, 02/16/2028 (e) (aa)		1,000	1,005
5.90%, 07/13/2026 (e)		1,500	1,522
Barclays plc, (United Kingdom),
4.38%, 01/12/2026		700	699
(United States SOFR + 1.88%), 6.28%, 09/13/2027 (aa)		300	304
(CMT Index 1 Year + 3.05%), 7.33%, 11/02/2026 (aa)		1,157	1,167
BPCE SA, (France),
(United States SOFR + 1.52%), 1.65%, 10/06/2026 (e) (aa)		300	298
Reg. S, (BBSW ASX Australian 3 Month + 1.35%), 4.95%, 09/29/2025 (aa)	AUD	700	462
(United States SOFR + 2.10%), 5.98%, 01/18/2027 (e) (aa)		2,000	2,013
Canadian Imperial Bank of Commerce, (Canada), 4.88%, 01/14/2030 (e)		1,100	1,135
(United States SOFR + 0.72%), 5.06%, 01/13/2028 (aa)		1,600	1,599
Citibank NA, (SOFR Compounded Index + 1.06%), 5.45%, 12/04/2026 (aa)		1,200	1,209
Cooperatieve Rabobank UA, (Netherlands),
(CMT Index 1 Year + 0.73%), 1.98%, 12/15/2027 (e) (aa)		2,400	2,315
(SOFR Compounded Index + 0.90%), 5.24%, 10/05/2026 (aa)		250	251
Credit Agricole SA, (France),
(United States SOFR + 0.87%), 5.27%, 03/11/2027 (e) (aa)		1,700	1,703
Reg. S, (United States SOFR + 0.87%), 5.27%, 03/11/2027 (aa)		500	501
DBS Group Holdings Ltd., (Singapore), (United States SOFR + 0.60%), 5.00%, 03/21/2028 (e) (aa)		900	902
Deutsche Bank AG, (Germany),
(United States SOFR + 1.87%), 2.13%, 11/24/2026 (f) (aa)		1,736	1,719
(United States SOFR + 1.22%), 5.59%, 11/16/2027 (aa)		700	700
(United States SOFR + 2.52%), 7.15%, 07/13/2027 (aa)		1,200	1,230
DNB Bank ASA, (Norway), (SOFR Compounded Index + 1.95%), 5.90%, 10/09/2026 (e) (aa)		700	703

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
Goldman Sachs Bank USA, (United States SOFR + 0.75%), 5.12%, 05/21/2027 (aa)		702	704
Goldman Sachs Group, Inc. (The),
(United States SOFR + 0.79%), 1.09%, 12/09/2026 (aa)		1,700	1,674
(United States SOFR + 0.79%), 5.18%, 12/09/2026 (aa)		400	400
HSBC Holdings plc, (United Kingdom),
(CME Term SOFR 3 Month + 1.61%), 4.29%, 09/12/2026 (aa)		900	899
(United States SOFR + 1.57%), 5.89%, 08/14/2027 (aa)		1,000	1,014
(United States SOFR + 3.03%), 7.34%, 11/03/2026 (aa)		1,000	1,009
ING Bank Australia Ltd., (Australia), (BBSW ASX Australian 3 Month + 0.98%), 4.70%, 12/08/2025 (aa)	AU	D 900	594
ING Groep NV, (Netherlands),
(CMT Index 1 Year + 1.10%), 1.40%, 07/01/2026 (e) (aa)		300	300
(SOFR Compounded Index + 1.01%), 5.42%, 04/01/2027 (aa)		500	501
Intesa Sanpaolo SpA, (Italy), 7.00%, 11/21/2025 (e)		2,800	2,822
Lloyds Banking Group plc, (United Kingdom), (SOFR Compounded Index + 1.56%), 5.92%, 08/07/2027 (aa)		1,100	1,108
Morgan Stanley Bank NA, (United States SOFR + 0.69%), 5.03%, 10/15/2027 (aa)		2,800	2,801
National Bank of Canada, (Canada),
(SOFR Compounded Index + 0.90%), 5.31%, 03/25/2027 (aa)		1,300	1,301
(SOFR Compounded Index + 1.03%), 5.37%, 07/02/2027 (aa)		1,100	1,103
NatWest Markets plc, (United Kingdom), (United States SOFR + 0.90%), 5.27%, 05/17/2027 (e) (aa)		1,300	1,306
Nordea Bank Abp, (Finland), (United States SOFR + 0.74%), 5.15%, 03/19/2027 (e) (aa)		1,200	1,206
Oversea-Chinese Banking Corp. Ltd., (Singapore), (BBSW ASX Australian 3 Month + 0.78%), 4.59%, 05/18/2026 (aa)	AUD	1,000	660
PNC Bank NA, (United States SOFR + 0.50%), 4.78%, 01/15/2027 (aa)		2,300	2,304
Royal Bank of Canada, (Canada),
(SOFR Compounded Index + 0.79%), 5.14%, 07/23/2027 (aa)		300	301
(SOFR Compounded Index + 0.82%), 5.23%, 03/27/2028 (aa)		2,500	2,507
Santander UK Group Holdings plc, (United Kingdom), (United States SOFR + 2.75%), 6.83%, 11/21/2026 (aa)		800	807

SEE NOTES TO FINANCIAL STATEMENTS.

22	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Banks — continued
Shinhan Bank Co. Ltd., (South Korea), Reg. S, (BBSW ASX Australian 3 Month + 1.95%), 5.75%, 11/16/2025 (aa)	AU	D 3,500	2,316
Sumitomo Mitsui Financial Group, Inc., (Japan), (United States SOFR + 1.30%), 5.64%, 07/13/2026 (aa)		700	707
Sumitomo Mitsui Trust Bank Ltd., (Japan),
(United States SOFR + 1.15%), 5.55%, 09/14/2026 (e) (aa)		200	202
Reg. S, (United States SOFR + 1.15%), 5.55%, 09/14/2026 (aa)		1,600	1,612
Svenska Handelsbanken AB, (Sweden), (BBSW ASX Australian 3 Month + 0.45%), 4.16%, 03/04/2026 (aa)	AUD	600	395
Swedbank AB, (Sweden), 6.14%, 09/12/2026 (e)		2,900	2,961
UBS AG, (Switzerland),
Reg. S, (BBSW ASX Australian 3 Month + 0.50%), 4.21%, 02/26/2026 (aa)	AUD	1,300	856
Reg. S, (BBSW ASX Australian 3 Month + 0.87%), 4.74%, 07/30/2025 (aa)	AUD	2,200	1,448
United Overseas Bank Ltd., (Singapore), (SOFR Compounded Index + 0.58%), 4.92%, 04/02/2028 (e) (aa)		1,200	1,202
Wells Fargo & Co., (United States SOFR + 0.78%), 5.13%, 01/24/2028 (aa)		500	500

			64,021

Diversified Financial Services — 0.8%
Aircastle Ltd., (Bermuda),
4.25%, 06/15/2026		1,200	1,195
5.25%, 08/11/2025 (e)		979	979
American Express Co., (SOFR Compounded Index + 0.97%), 5.33%, 07/28/2027 (aa)		1,200	1,204
Aviation Capital Group LLC, 4.88%, 10/01/2025 (e)		1,400	1,399
Nomura Holdings, Inc., (Japan),
1.85%, 07/16/2025		2,300	2,297
(United States SOFR + 1.25%), 5.59%, 07/02/2027 (aa)		500	504

			7,578

Insurance — 0.5%
Athene Global Funding,
(SOFR Compounded Index + 0.83%), 5.17%, 01/07/2027 (e) (aa)		300	301
(SOFR Compounded Index + 1.03%), 5.41%, 08/27/2026 (e) (aa)		985	989
Reg. S, (SOFR Compounded Index + 1.03%), 5.41%, 08/27/2026 (aa)		600	602
F&G Global Funding, 1.75%, 06/30/2026 (e)		2,500	2,430

			4,322

Total Financial			75,921

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Industrial — 0.4%
Aerospace/Defense — 0.0% (g)
Rolls-Royce plc, (United Kingdom), 3.63%, 10/14/2025 (e)		500	497

Engineering & Construction — 0.2%
Sydney Airport Finance Co. Pty Ltd., (Australia), Reg. S, 3.63%, 04/28/2026		2,100	2,084

Miscellaneous Manufacturers — 0.1%
Dyno Nobel Ltd., (Australia), Reg. S, 4.30%, 03/18/2026	AU	D 800	526

Packaging & Containers — 0.1%
Berry Global, Inc., 4.88%, 07/15/2026 (e)		977	976

Total Industrial			4,083

Technology — 0.1%
Computers — 0.1%
Dell International LLC / EMC Corp., 6.02%, 06/15/2026		1,200	1,212

Utilities — 1.0%
Electric — 1.0%
Algonquin Power & Utilities Corp., (Canada), SUB, 5.37%, 06/15/2026		1,000	1,006
Edison International, 4.70%, 08/15/2025		200	200
Electricite de France SA, (France), 3.63%, 10/13/2025 (e)		1,000	996
Evergy Kansas Central, Inc., 4.70%, 03/13/2028		600	607
Jersey Central Power & Light Co., 4.30%, 01/15/2026 (e)		400	399
Pacific Gas and Electric Co.,
2.95%, 03/01/2026		1,100	1,085
3.15%, 01/01/2026		1,350	1,337
3.45%, 07/01/2025		1,600	1,600
Southern California Edison Co.,
4.90%, 06/01/2026		1,100	1,101
Series 20C, 1.20%, 02/01/2026		1,300	1,267

Total Utilities			9,598

Total Corporate Bonds (Cost $117,526)			117,670

Foreign Government Securities — 0.6%
Banks — 0.3%
Korea Development Bank (The), (South Korea), (United States SOFR + 0.76%), 5.12%, 02/03/2030 (aa)		3,000	3,011

Sovereign — 0.3%
Saudi Government International Bond, (Saudi Arabia), 5.13%, 01/13/2028 (e)		2,300	2,336

Total Foreign Government Securities (Cost $5,255)			5,347

Mortgage-Backed Security — 0.5%
UMBS Collateral — 0.5%
FNMA or FHLMC, Single Family, 30 years, TBA, 5.50%, 08/01/2055 (w)
(Cost $4,966)		5,000	4,995

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	23

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — 66.2% (t)
Alabama — 0.1%
County of Jefferson Sewer Revenue, Warrants, Rev., 5.00%, 10/01/2026	1,250	1,280

Alaska — 0.2%
State of Alaska,
Series B, GO, 5.00%, 08/01/2026	690	707
Series B, GO, 5.00%, 08/01/2027	750	786

		1,493

Arizona — 1.2%
Arizona Board of Regents, Series A, Rev., VRDO, 2.00%, 07/07/2025 (z)	11,595	11,595

California — 1.3%
California Pollution Control Financing Authority, Republic Services, Inc., Rev., AMT, 3.70%, 07/01/2043 (e) (z)	4,000	3,998
Los Angeles Department of Water & Power, Series A, Rev., 5.00%, 07/01/2027	8,415	8,713

		12,711

Colorado — 1.1%
City & County of Denver Airport System Revenue, Series D, Rev., AMT, 5.25%, 11/15/2027	1,500	1,569
Colorado Health Facilities Authority, Intermountain Healthcare, Series D, Rev., VRDO, 3.85%, 07/01/2025 (z)	8,500	8,500

		10,069

Connecticut — 1.4%
Connecticut Housing Finance Authority, Series B3, Rev., VRDO, 1.92%, 07/07/2025 (z)	5,585	5,585
Connecticut State Health & Educational Facilities Authority, Yale University, Series A, Rev., VRDO, 3.00%, 07/01/2025 (z)	6,500	6,500
State of Connecticut Special Tax Revenue, Series D, Rev., 5.00%, 11/01/2025	1,250	1,259

		13,344

District of Columbia — 2.6%
District of Columbia,
Rev., VRDO, LOC: Wells Fargo Bank NA, 1.95%, 07/07/2025 (z)	2,325	2,325
Series A, GO, 5.00%, 08/01/2027	5,000	5,244
Metropolitan Washington Airports Authority Aviation Revenue,
Rev., AMT, 5.00%, 10/01/2025	9,425	9,466
Series A, Rev., AMT, 5.00%, 10/01/2025	1,665	1,672
Series A, Rev., AMT, 5.00%, 10/01/2026	2,805	2,873
Series B, Rev., 5.00%, 10/01/2025	1,030	1,035
Washington Metropolitan Area Transit Authority Dedicated Revenue, Sustainability Financed Bond,
Rev., 5.00%, 07/15/2025	1,250	1,251
Rev., 5.00%, 07/15/2026	1,250	1,280

		25,146

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Florida — 6.5%
City of Jacksonville, Series B, Rev., 5.00%, 10/01/2025	1,250	1,256
City of Jacksonville FL, Series A, Rev., 5.00%, 10/01/2025	1,500	1,507
County of Miami-Dade Seaport Department, Senior Bonds, Series A, Rev., AMT, 5.00%, 10/01/2025	1,500	1,506
Highlands County Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group, Series A, Rev., 1.94%, 11/15/2037 (z)	2,800	2,800
Hillsborough County Industrial Development Authority, Baycare Health System, Rev., VRDO, LIQ: Royal Bank of Canada, 3.85%, 07/01/2025 (z)	7,500	7,500
Lee County Florida Airport Revenue, Series A, Rev., AMT, 5.00%, 10/01/2025	1,000	1,003
Mid-Bay Bridge Authority, First Senior Lien, Rev., 5.00%, 10/01/2027 (w)	3,000	3,126
Orlando Utilities Commission, Series 1, Rev., VRDO, 2.50%, 07/07/2025 (z)	25,060	25,060
Sarasota County School Board, Master Lease Program, COP, 5.00%, 07/01/2026	1,250	1,278
State of Florida Lottery Revenue, Series A, Rev., 5.00%, 07/01/2027	4,895	5,117
State of Florida Lottery Revenue, Lottery, Series A, Rev., 5.00%, 07/01/2025	2,000	2,000
The School Board of Miami-Dade County, Series A, COP, 5.00%, 05/01/2026	10,000	10,163

		62,316

Georgia — 0.8%
Municipal Electric Authority of Georgia, General Resolution Project, Rev., 5.00%, 01/01/2026	625	631
Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project,
Rev., 5.00%, 07/01/2025	550	550
Municipal Electric Authority of Georgia, Project One Subordinated,
Rev., 5.00%, 01/01/2026	4,000	4,039
Rev., 5.00%, 01/01/2027	1,000	1,032
Private Colleges & Universities Authority, Emory University, Series B, Rev., 5.00%, 09/01/2025 (p)	1,020	1,023

		7,275

Guam — 0.1%
Guam Government Waterworks Authority,
Series A, Rev., 5.00%, 07/01/2025	350	350
Series A, Rev., 5.00%, 07/01/2026	350	355

		705

Idaho — 0.5%
Idaho Health Facilities Authority, St. Luke’s Health System Project, Series C, Rev., LOC: U.S. Bank NA, 3.65%, 03/01/2048 (z)	4,500	4,500

SEE NOTES TO FINANCIAL STATEMENTS.

24	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — (continued)
Illinois — 4.1%
Chicago Midway International Airport, Senior, Series C, Rev., AMT, 5.00%, 01/01/2026	3,000	3,027
Chicago O’Hare International Airport, Senior Lien O’Hare International, Rev., AMT, 5.00%, 01/01/2026	3,500	3,530
Chicago Transit Authority Sales Tax Receipts Fund, Series A, Rev., 5.00%, 12/01/2027	2,250	2,364
City of Chicago, Wastewater Transmission Revenue, Second Lien, Series B, Rev., 5.00%, 01/01/2026	1,300	1,313
Illinois Finance Authority, Rev., VRDO, LOC: Northern Trust Co., 2.00%, 07/07/2025 (z)	1,770	1,770
Metropolitan Water Reclamation District of Greater Chicago,
Series C, GO, 5.00%, 12/01/2027	12,940	13,615
Series D, GO, 5.00%, 12/01/2027	8,310	8,744
State of Illinois,
Series A, GO, 5.00%, 10/01/2025	2,465	2,474
Series D, GO, 5.00%, 07/01/2025	2,600	2,600

		39,437

Indiana — 2.8%
Indiana Finance Authority, Health Systems, Sisters of St. Francis, Series I, Rev., VRDO, LOC: Barclays Bank plc, 3.90%, 07/01/2025 (z)	8,000	8,000
Indiana Finance Authority, Stadium Project,
Series A, Rev., 5.00%, 02/01/2027	7,400	7,646
Series A, Rev., 5.00%, 02/01/2028	2,350	2,474
Indianapolis Local Public Improvement Bond Bank, Series A, Rev., 5.00%, 06/01/2026	1,800	1,835
Indianapolis Local Public Improvement Bond Bank, Indianapolis Airport Authority, Rev., AMT, 5.00%, 01/01/2028	6,230	6,489

		26,444

Louisiana — 1.8%
Louisiana State Citizens Property Insurance Corp., Series A, Rev., 5.00%, 06/01/2026	16,000	16,305
State of Louisiana, Series C, GO, 5.00%, 12/01/2026	1,340	1,385

		17,690

Maryland — 0.2%
County of Baltimore, Consolidated Public Improvement, Series A, GO, 5.00%, 07/01/2027	2,000	2,096

Massachusetts — 1.0%
Massachusetts Development Finance Agency, Partners Healthcare System, Inc., Series K1, Rev., VRDO, 1.50%, 07/07/2025 (z)	5,700	5,700
Massachusetts Educational Financing Authority, Senior Issue M, Series B, Rev., AMT, 5.00%, 07/01/2026	4,000	4,066

		9,766

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Michigan — 0.8%
Michigan State Building Authority, Facilities Program, Series II, Rev., 5.00%, 10/15/2025	5,500	5,537
Wayne County Airport Authority, Junior Lien, Series B, Rev., AMT, 5.00%, 12/01/2027	1,810	1,878

		7,415

Minnesota — 1.9%
City of Rochester MN,
Series A, Rev., VRDO, 1.75%, 07/07/2025 (z)	14,500	14,500
Series B, Rev., VRDO, 1.75%, 07/07/2025 (z)	3,900	3,900

		18,400

Mississippi — 0.1%
Mississippi Development Bank, Desoto County Highway Project, Series A, Rev., 5.00%, 01/01/2027	1,000	1,032

Missouri — 2.8%
City of Kansas City, Series A, GO, 5.00%, 02/01/2026	900	910
Curators of the University of Missouri (The), Rev., 5.00%, 11/01/2026	7,000	7,212
Health & Educational Facilities Authority of the State of Missouri, Series F, Rev., VRDO, 3.90%, 07/01/2025 (z)	16,600	16,600
Missouri Joint Municipal Electric Utility Commission, Plum Point Project, Rev., 5.00%, 01/01/2027	1,530	1,579

		26,301

Nebraska — 0.2%
Public Power Generation Agency, Whelan Energy Center Unit, Rev., 5.00%, 01/01/2027	2,000	2,067

New Hampshire — 0.2%
New Hampshire Health and Education Facilities Authority Act, Rev., VRDO, LOC: TD Bank NA, 1.75%, 07/07/2025 (z)	1,575	1,575

New Jersey — 2.1%
Casino Reinvestment Development Authority, Inc.,
Series A, Rev., 5.00%, 11/01/2026	1,000	1,026
Series A, Rev., 5.00%, 11/01/2027	1,400	1,464
Series B, Rev., 5.00%, 11/01/2026	500	513
Series B, Rev., 5.00%, 11/01/2027	520	544
New Jersey Economic Development Authority, Rev., 5.00%, 03/01/2026	500	506
New Jersey Educational Facilities Authority, Series A, Rev., 5.00%, 08/01/2027	2,000	2,089
New Jersey Educational Facilities Authority, Montclair State University,
Rev., 5.00%, 07/01/2025	1,690	1,690
Rev., 5.00%, 07/01/2026	1,000	1,022
New Jersey Higher Education Student Assistance Authority, Senior, Series A, Rev., AMT, 5.00%, 12/01/2025	575	579
State of New Jersey, GO, 5.00%, 06/01/2027	9,950	10,402

		19,835

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	25

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — (continued)
New Mexico — 0.2%
University of New Mexico (The), Rev., VRDO, 2.10%, 07/07/2025 (z)	1,835	1,835

New York — 11.0%
City of New York NY, Series B, GO, VRDO, 3.90%, 07/01/2025 (z)	3,500	3,500
City of New York, Fiscal Year 2018, Series B5, GO, VRDO, 3.90%, 07/01/2025 (z)	10,000	10,000
New York City Municipal Water Finance Authority, Second General Resolution,
Rev., VRDO, 3.60%, 07/01/2025 (z)	4,325	4,325
Rev., VRDO, 3.75%, 07/01/2025 (z)	5,225	5,225
Rev., VRDO, 3.90%, 07/01/2025 (z)	10,000	10,000
New York City Transitional Finance Authority, Rev., 5.00%, 11/01/2027	20,850	21,997
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinated, Series E1, Rev., 5.00%, 11/01/2025	7,000	7,049
New York State Housing Finance Agency, Rev., VRDO, LOC: TD Bank NA, 2.00%, 07/07/2025 (z)	11,620	11,620
Port Authority of New York & New Jersey, Series 242, Rev., AMT, 5.00%, 12/01/2025	5,000	5,032
Triborough Bridge & Tunnel Authority, Rev., BAN, 5.00%, 03/15/2027	10,000	10,371
Triborough Bridge & Tunnel Authority, Subordinated Bond, Series A, Rev., BAN, 5.00%, 02/01/2028	14,820	15,694

		104,813

North Carolina — 1.2%
City of Raleigh NC, Rev., 5.00%, 10/01/2026	7,250	7,465
Cumberland County Industrial Facilities and Pollution Control Financing Authority, Project Aero, Rev., AMT, 3.75%, 12/01/2027 (z)	4,000	4,002

		11,467

Ohio — 5.1%
County of Franklin, Facilities, OhioHealth Corp., Series D, Rev., VRDO, LOC: Northern Trust Co., 1.75%, 07/07/2025 (z)	1,400	1,400
County of Hamilton, TriHealth, Inc. Obligated Group, Rev., VRDO, 3.90%, 07/01/2025 (z)	9,620	9,620
Ohio Higher Educational Facility Commission, Hospital, Cleveland Clinic Health System Obligated Group, Series B3, Rev., VRDO, 3.60%, 07/01/2025 (z)	4,500	4,500
Ohio State University (The), Multiyear Debt Issuance,
Rev., VRDO, 1.70%, 07/07/2025 (z)	6,000	6,000
Rev., VRDO, 1.75%, 07/07/2025 (z)	11,600	11,600
State of Ohio, Rev., VRDO, 1.70%, 07/07/2025 (z)	14,000	14,000
State of Ohio, Mental Health Facilities Improvement, Rev., 5.00%, 02/01/2026	1,500	1,518

		48,638

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Oklahoma — 0.4%
Oklahoma Municipal Power Authority, Power Supply System, Series A, Rev., 5.00%, 01/01/2026	3,500	3,535

Oregon — 0.4%
Oregon State Lottery, Series A, Rev., 5.00%, 04/01/2028	3,750	3,987

Pennsylvania — 4.4%
City of Philadelphia, Series C, GO, 5.00%, 08/01/2027	3,250	3,396
City of Philadelphia Airport Revenue, Series B, Rev., AMT, 5.00%, 07/01/2026	2,500	2,547
City of Philadelphia Airport Revenue, Private Activity, Rev., AMT, 5.00%, 07/01/2026	9,755	9,936
City of Philadelphia Water & Wastewater Revenue, Series B, Rev., 5.00%, 09/01/2026	2,550	2,614
Commonwealth of Pennsylvania,
GO, 5.00%, 09/15/2026	2,000	2,056
Series A, GO, 5.00%, 08/15/2027	10,000	10,483
Northampton County General Purpose Authority, St. Luke’s University Health Network,
Rev., 5.00%, 08/15/2025	5,565	5,575
Rev., 5.00%, 08/15/2026	5,000	5,107

		41,714

Texas — 1.8%
City of Houston TX Combined Utility System Revenue, Rev., VRDO, (SIFMA Municipal Swap Index + 0.01%), 2.35%, 07/07/2025 (aa)	6,000	6,000
City of San Antonio, Tax Notes, GO, 5.00%, 02/01/2026	1,035	1,048
Clifton Higher Education Finance Corp., International Leadership of Texas, Rev., PSF-GTD, 5.00%, 02/15/2028	1,150	1,207
Clifton Higher Education Finance Corp., International Leadership of Texas, Inc.,
Rev., PSF-GTD, 5.00%, 08/15/2025	1,385	1,388
Rev., PSF-GTD, 5.00%, 08/15/2026	1,000	1,023
Harris County Hospital District, GO, 5.00%, 02/15/2028	1,700	1,795
Lower Colorado River Authority, LCRA Transmission Services, Rev., 5.00%, 05/15/2026	1,000	1,018
Mission Economic Development Corp., Series B, Rev., AMT, 3.95%, 07/01/2040 (z)	2,500	2,500
North Texas Tollway Authority, First Tier Bonds, Series A, Rev., 5.00%, 01/01/2027	1,000	1,036

		17,015

Utah — 0.6%
State of Utah, GO, 5.00%, 07/01/2026	5,000	5,118
University of Utah, Green Bonds, Series A, Rev., 5.00%, 08/01/2025	925	926

		6,044

SEE NOTES TO FINANCIAL STATEMENTS.

26	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — (continued)
Virginia — 1.5%
Norfolk Economic Development Authority, Sentara Healthcare Obligated Group,
Series A, Rev., VRDO, 2.00%, 07/07/2025 (z)	5,800	5,800
Series B, Rev., VRDO, 2.00%, 07/07/2025 (z)	8,135	8,135
Winchester Economic Development Authority, Valley Health System, Series A, Rev., 5.00%, 01/01/2027	800	825

		14,760

Washington — 5.2%
Central Puget Sound Regional Transit Authority, Green Bonds, Series S1, Rev., 5.00%, 11/01/2025	5,000	5,036
Chelan County Public Utility District No. 1, Series B, Rev., VRDO, 1.75%, 07/07/2025 (z)	13,160	13,160
Port of Seattle WA, GO, 5.00%, 06/01/2027	7,300	7,630
Port of Seattle, Intermediate Lien,
Rev., AMT, 5.00%, 08/01/2025	1,735	1,737
Series B, Rev., AMT, 5.00%, 07/01/2027	7,000	7,234
Port of Seattle, Private Activity, Rev., AMT, 5.00%, 09/01/2025	6,885	6,902
State of Washington, Series R-2023B, GO, 5.00%, 07/01/2027	8,000	8,385

		50,084

Wisconsin — 0.6%
Public Finance Authority,
Rev., 5.00%, 11/15/2026	275	281
Rev., 5.00%, 11/15/2027	285	296
State of Wisconsin, Series 2024-2, GO, 5.00%, 05/01/2027	5,000	5,218

		5,795

Total Municipal Bonds (Cost $631,107)		632,179

U.S. Government Agency Security — 0.2%
Sovereign — 0.2%
FHLMC, 4.88%, 09/27/2029
(Cost $2,292)	2,300	2,299

U.S. Treasury Obligation — 0.2%
Sovereign — 0.2%
U.S. Treasury Inflation Indexed Notes, 2.13%, 04/15/2029 (ii)
(Cost $1,412)	1,411	1,448

Short-Term Investments — 5.4%
Commercial Papers — 1.7%
Abbvie, Inc., 4.67%, 07/07/2025 (e) (n)	2,800	2,797
Air Lease Corp.,
4.85%, 07/08/2025 (e) (n)	1,200	1,199
4.85%, 07/15/2025 (e) (n)	1,600	1,597
Alimentation Couche-Tard, Inc.,
4.69%, 07/02/2025 (e) (n)	1,900	1,899
Amrize Finance US LLC,
4.69%, 07/15/2025 (e) (n)	300	299

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Commercial Papers — (continued)
4.69%, 07/16/2025 (e) (n)		2,100	2,096
Bacardi-Martini BV, 4.92%, 07/03/2025 (e) (n)		300	300
CBRE Services, Inc.,
4.66%, 07/24/2025 (e) (n)		1,600	1,595
4.70%, 07/10/2025 (e) (n)		900	899
Jones Lang LaSalle Finance BV, 4.74%, 07/09/2025 (e) (n)		500	499
NextEra Energy Capital Holdings, Inc.,
4.63%, 07/28/2025 (e) (n)		1,400	1,395
4.63%, 07/29/2025 (e) (n)		1,400	1,395

Total Commercial Papers			15,970

Corporate Bond — 0.1%
Pacific Gas and Electric Co., (SOFR Compounded Index + 0.95%), 5.34%, 09/04/2025 (n) (aa)		1,200	1,200

Municipal Bonds — 1.8% (t)
IPS Multi-School Building Corp., Sustainable Bond First Mortgage, Rev., 5.00%, 07/15/2025		1,050	1,051
Public Finance Authority, Rev., 5.00%, 11/15/2025		365	367
South Carolina Public Service Authority, Series B, Rev., 5.00%, 12/01/2025		7,500	7,558
The Monmouth County Improvement Authority, Governmental Pooled Loan Project Notes, Rev., CNTY GTD, 4.00%, 03/13/2026 (n)		8,000	8,053

Total Municipal Bonds			17,029

Time Deposits — 1.8%
Australia & New Zealand Banking Group Ltd., 2.61%, 07/01/2025	AU	D 126	83
3.68%, 07/01/2025		16,789	16,789
Citibank NA,
0.86%, 07/01/2025	EUR	109	129
3.17%, 07/01/2025	GBP	198	271
3.68%, 07/01/2025		30	30
Royal Bank of Canada,
1.55%, 07/02/2025	CAD	218	161
3.68%, 07/01/2025		107	107
Sumitomo Mitsui Banking Corp., 0.12%, 07/01/2025	JPY	1,006	7

Total Time Deposits			17,577

Total Short-Term Investments (Cost $51,799)			51,776

Total Investments — 99.8% (Cost — $952,145)			953,246

Other Assets in Excess of Liabilities — 0.2%			1,484

NET ASSETS — 100.0%			$954,730

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	27

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of June 30, 2025:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
Long Contracts
Australia 10-Year Bond	22	09/2025	AUD	1,646	14
Long Gilt	37	09/2025	GBP	4,643	82
SOFR 3 Month	68	09/2025	USD	16,266	(2)
SOFR 3 Month	262	06/2026	USD	63,096	177
U.S. Treasury 5 Year Note	1,343	09/2025	USD	144,781	1,606

					1,877

Short Contracts
Canadian Government 10 Year Bond	(7)	09/2025	CAD	(621)	(6)
U.S. Treasury 2 Year Note	(62)	09/2025	USD	(12,847)	(51)
U.S. Treasury 10 Year Note	(101)	09/2025	USD	(11,164)	(160)
U.S. Treasury Ultra Bond	(92)	09/2025	USD	(10,679)	(281)
U.S. Ultra Treasury 10 Year Note	(30)	09/2025	USD	(3,341)	(87)

					(585)

Total unrealized appreciation (depreciation)					1,292

Forward foreign currency exchange contracts outstanding as of June 30, 2025:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
AUD	1,253	USD	811	Bank of America, NA	07/02/2025	13
EUR	145	USD	168	Deutsche Bank AG	07/02/2025	3
GBP	3,087	USD	4,200	Barclays Bank plc	07/02/2025	37

Total unrealized appreciation						53

USD	12,668	AUD	19,657	Barclays Bank plc	07/02/2025	(269)
USD	2,029	CAD	2,795	Bank of America, NA	07/02/2025	(24)
USD	165	EUR	145	Bank of America, NA	07/02/2025	(6)
USD	4,167	GBP	3,087	Barclays Bank plc	07/02/2025	(69)
USD	168	EUR	145	Deutsche Bank AG	08/04/2025	(3)
USD	4,200	GBP	3,087	Barclays Bank plc	08/04/2025	(37)

Total unrealized depreciation						(408)

Net unrealized appreciation (depreciation)						(355)

Centrally Cleared Interest Rate Swap contracts outstanding as of June 30, 2025:
FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS)($)	UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
SONIA Interest Rate Benchmark	3.50% annually	Pay	03/19/2030	GBP	2,420	(69)	40	(29)
United States SOFR	3.86% annually	Receive	02/28/2029	USD	6,000	—	(85)	(85)
United States SOFR	3.62% annually	Receive	11/30/2029	USD	97,397	39	(1,031)	(992)

Total						(30)	(1,076)	(1,106)

(a)	Value of floating rate index as of June 30, 2025 was as follows:

FLOATING RATE INDEX
SONIA Interest Rate Benchmark	4.22%
United States SOFR	4.45%

SEE NOTES TO FINANCIAL STATEMENTS.

28	SIX CIRCLES TRUST	JUNE 30, 2025

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025

ASX	— Australian Stock Exchange
AMT	— Alternative Minimum Tax
BAN	— Bond Anticipation Note
BBSW	— Bank Bill Swap Rate
CMT	— Constant Maturity Treasury
CNTY	— County
COP	— Certificate of Participation
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
PSF	— Permanent School Fund
Reg. S

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.

REMICS	— Real Estate Mortgage Investment Conduit
Rev.	— Revenue
SIFMA	— Securities Industry and Financial Markets Association
SOFR	— Secured Overnight Financing Rate
SONIA	— Sterling Overnight Interbank Average Rate
SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of June 30, 2025.
TBA	— To Be Announced
VRDO	— Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of June 30, 2025.

(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)	— Security is exempt from registration under Rule 144A or Section 4 (a) (2) of the Securities Act of 1933, as amended.
(g)	— Amount rounds to less than 0.05%.
(n)	— The rate shown is the effective yield as of June 30, 2025.
(p)	— Security is prerefunded or escrowed to maturity.
(t)	— The date shown represents the earliest of the next put date, next demand date or final maturity date.
(w)	— All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(z)

—  Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of June 30, 2025.

(aa)	— Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of June 30, 2025.
(ii)	— Approximately $256 of these investments are restricted as collateral for forwards to Barclays Bank plc.
AUD	— Australian Dollar
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
USD	— United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	29

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — 99.6%
Communications — 19.8%
Advertising — 0.2%
Trade Desk, Inc. (The), Class A (a)	653	46,980

Internet — 17.3%
Alphabet, Inc., Class A	2,826	498,082
Alphabet, Inc., Class C	2,397	425,232
Amazon.com, Inc. (a)	8,291	1,818,938
Booking Holdings, Inc.	127	736,050
CDW Corp.	49	8,693
DoorDash, Inc., Class A (a)	203	50,074
eBay, Inc.	405	30,120
F5, Inc. (a)	21	6,262
Gen Digital, Inc.	231	6,800
GoDaddy, Inc., Class A (a)	46	8,232
MercadoLibre, Inc., (Uruguay) (a)	40	103,521
Meta Platforms, Inc., Class A	1,061	783,372
Netflix, Inc. (a)	183	245,448
Palo Alto Networks, Inc. (a)	292	59,689
Pinterest, Inc., Class A (a)	288	10,316
Reddit, Inc., Class A (a)	34	5,054
Robinhood Markets, Inc., Class A (a)	389	36,418
Snap, Inc., Class A (a)	524	4,554
VeriSign, Inc.	27	7,887

		4,844,742

Media — 0.0% (g)
FactSet Research Systems, Inc.	13	5,655

Telecommunications — 2.3%
Arista Networks, Inc. (a)	395	40,368
Cisco Systems, Inc.	6,572	455,977
Corning, Inc.	299	15,736
Juniper Networks, Inc.	123	4,908
Motorola Solutions, Inc.	62	25,900
T-Mobile US, Inc.	507	120,770

		663,659

Total Communications		5,561,036

Consumer Cyclical — 7.8%
Auto Manufacturers — 0.8%
Tesla, Inc. (a)	696	220,979

Auto Parts & Equipment — 0.0% (g)
Titan International, Inc. (a)	211	2,162

Home Builders — 2.5%
DR Horton, Inc.	1,841	237,285
Lennar Corp., Class A	1,546	170,977
NVR, Inc. (a)	19	143,777
PulteGroup, Inc.	1,334	140,720

		692,759

Retail — 4.5%
Walmart, Inc.	12,930	1,264,273

Total Consumer Cyclical		2,180,173

Consumer Non-cyclical — 16.5%
Agriculture — 0.4%
Philip Morris International, Inc.	613	111,722

SECURITY DESCRIPTION	SHARES	VALUE($)

Beverages — 1.2%
Brown-Forman Corp., Class B	34	906
Coca-Cola Co. (The)	4,006	283,396
Constellation Brands, Inc., Class A	30	4,890
Keurig Dr Pepper, Inc.	238	7,876
Molson Coors Beverage Co., Class B	33	1,579
Monster Beverage Corp. (a)	135	8,450
PepsiCo., Inc.	253	33,466

		340,563

Biotechnology — 0.7%
Alnylam Pharmaceuticals, Inc. (a)	47	15,439
Amgen, Inc.	196	54,638
Biogen, Inc. (a)	53	6,691
BioMarin Pharmaceutical, Inc. (a)	70	3,836
Gilead Sciences, Inc.	454	50,306
Illumina, Inc. (a)	40	3,830
Incyte Corp. (a)	60	4,077
Regeneron Pharmaceuticals, Inc.	39	20,437
United Therapeutics Corp. (a)	16	4,462
Vertex Pharmaceuticals, Inc. (a)	94	41,657

		205,373

Commercial Services — 0.7%
Block, Inc., Class A (a)	253	17,206
Cadiz, Inc. (a)	19	56
Corpay, Inc. (a)	23	7,679
Global Payments, Inc.	100	7,987
Moody’s Corp.	62	31,015
PayPal Holdings, Inc. (a)	453	33,663
S&P Global, Inc.	134	70,853
Toast, Inc., Class A (a)	278	12,320

		180,779

Cosmetics/Personal Care — 0.4%
Procter & Gamble Co. (The)	715	113,842

Healthcare — Products — 5.3%
Abbott Laboratories	846	115,062
Agilent Technologies, Inc.	72	8,535
Avantor, Inc. (a)	173	2,326
Boston Scientific Corp. (a)	5,525	593,454
Danaher Corp.	3,044	601,277
Natera, Inc. (a)	47	7,897
Revvity, Inc.	30	2,948
Stryker Corp.	300	118,730
Thermo Fisher Scientific, Inc.	96	38,826
Waters Corp. (a)	15	5,268
West Pharmaceutical Services, Inc.	18	4,012

		1,498,335

Healthcare — Services — 1.7%
IQVIA Holdings, Inc. (a)	45	7,048
UnitedHealth Group, Inc.	1,461	455,933

		462,981

SEE NOTES TO FINANCIAL STATEMENTS.

30	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Pharmaceuticals — 6.1%
AbbVie, Inc.	644	119,511
Bristol-Myers Squibb Co.	1,528	70,724
CVS Health Corp.	6,704	462,411
Eli Lilly & Co.	591	460,355
Johnson & Johnson	1,806	275,921
Merck & Co., Inc.	1,885	149,229
Neurocrine Biosciences, Inc. (a)	36	4,526
Pfizer, Inc.	4,268	103,463
Viatris, Inc.	878	7,843
Zoetis, Inc., Class A	334	52,125

		1,706,108

Total Consumer Non-cyclical		4,619,703

Energy — 3.2%
Coal — 0.0% (g)
Hallador Energy Co. (a)	7	116

Energy — Alternate Sources — 0.0% (g)
Enphase Energy, Inc. (a)	4	144
First Solar, Inc. (a)	42	6,980
Montauk Renewables, Inc. (a)	17	38
XPLR Infrastructure LP	22	181

		7,343

Oil & Gas — 2.4%
Chevron Corp.	904	129,505
ConocoPhillips	689	61,833
Coterra Energy, Inc.	416	10,570
Devon Energy Corp.	336	10,690
Diamondback Energy, Inc.	104	14,315
EOG Resources, Inc.	301	35,956
EQT Corp.	309	18,041
Expand Energy Corp.	114	13,348
Exxon Mobil Corp.	2,357	254,134
Hess Corp.	160	22,188
Marathon Petroleum Corp.	170	28,205
Occidental Petroleum Corp.	384	16,128
Phillips 66	222	26,493
Texas Pacific Land Corp.	11	11,248
Valero Energy Corp.	171	23,039

		675,693

Oil & Gas Services — 0.2%
Baker Hughes Co., Class A	540	20,695
Halliburton Co.	470	9,575
Schlumberger NV	741	25,052

		55,322

Pipelines — 0.6%
Cheniere Energy, Inc.	121	29,574
Kinder Morgan, Inc.	1,090	32,046
ONEOK, Inc.	340	27,790
Targa Resources Corp.	119	20,645
Williams Cos., Inc. (The)	665	41,789

		151,844

Total Energy		890,318

SECURITY DESCRIPTION	SHARES	VALUE($)

Financial — 16.6%
Banks — 6.6%
Bank of America Corp.	7,270	344,004
Bank of New York Mellon Corp. (The)	368	33,506
Citigroup, Inc.	1,091	92,863
Citizens Financial Group, Inc.	378	16,932
Fifth Third Bancorp	578	23,777
First Citizens BancShares, Inc., Class A	8	16,121
Goldman Sachs Group, Inc. (The)	133	93,948
Huntington Bancshares, Inc.	1,102	18,473
KeyCorp.	4,140	72,124
M&T Bank Corp.	109	21,225
Morgan Stanley	529	74,483
Northern Trust Corp.	94	11,977
PNC Financial Services Group, Inc. (The)	383	71,430
Regions Financial Corp.	740	17,397
State Street Corp.	189	20,053
Truist Financial Corp.	718	30,852
US Bancorp	1,527	69,116
Wells Fargo & Co.	10,317	826,572

		1,854,853

Diversified Financial Services — 5.5%
American Express Co.	243	77,600
Ameriprise Financial, Inc.	40	21,197
Apollo Global Management, Inc.	1,883	267,162
Ares Management Corp., Class A	73	12,602
Blackrock, Inc.	63	65,691
Capital One Financial Corp.	1,947	414,340
Cboe Global Markets, Inc.	37	8,519
Charles Schwab Corp. (The)	691	63,018
CME Group, Inc., Class A	140	38,657
Coinbase Global, Inc., Class A (a)	83	29,048
Interactive Brokers Group, Inc., Class A	150	8,338
Intercontinental Exchange, Inc.	251	46,059
LPL Financial Holdings, Inc.	31	11,555
Mastercard, Inc., Class A	326	183,354
Nasdaq, Inc.	177	15,865
Raymond James Financial, Inc.	95	14,541
Synchrony Financial	259	17,258
T Rowe Price Group, Inc.	95	9,179
Tradeweb Markets, Inc., Class A	39	5,650
Visa, Inc., Class A	687	244,083

		1,553,716

Insurance — 2.7%
Aflac, Inc.	281	29,662
Allstate Corp. (The)	120	24,145
American Financial Group, Inc.	20	2,587
American International Group, Inc.	325	27,799
Aon plc, (United Kingdom), Class A	73	26,087
Arch Capital Group Ltd., (Bermuda)	154	13,984
Arthur J Gallagher & Co.	96	30,664
Berkshire Hathaway, Inc., Class B (a)	533	258,897
Brown & Brown, Inc.	105	11,640

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	31

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Insurance — continued
Chubb Ltd., (Switzerland)	175	50,618
Cincinnati Financial Corp.	59	8,821
Equitable Holdings, Inc.	104	5,852
Erie Indemnity Co., Class A	8	2,695
Everest Group Ltd., (Bermuda)	16	5,452
Fidelity National Financial, Inc.	107	5,972
Hartford Insurance Group, Inc. (The)	174	22,092
Loews Corp.	96	8,757
Markel Group, Inc. (a)	5	10,055
Marsh & McLennan Cos., Inc.	186	40,644
MetLife, Inc.	330	26,541
Principal Financial Group, Inc.	100	7,948
Progressive Corp. (The)	242	64,576
Prudential Financial, Inc.	203	21,799
Travelers Cos., Inc. (The)	94	25,275
Willis Towers Watson plc, (United Kingdom)	37	11,201
WR Berkley Corp.	118	8,694

		752,457

Private Equity — 0.3%
Blackstone, Inc.	295	44,179
Carlyle Group, Inc. (The)	73	3,760
KKR & Co., Inc.	262	34,824

		82,763

REITS — 1.5%
American Tower Corp.	1,871	413,627
Annaly Capital Management, Inc.	185	3,480

		417,107

Total Financial		4,660,896

Industrial — 5.4%
Aerospace/Defense — 0.8%
Boeing Co. (The) (a)	156	32,790
General Dynamics Corp.	52	15,249
General Electric Co.	221	56,968
Howmet Aerospace, Inc.	84	15,595
L3Harris Technologies, Inc.	39	9,733
Lockheed Martin Corp.	43	20,044
Northrop Grumman Corp.	28	14,039
RTX Corp.	277	40,488
TransDigm Group, Inc.	12	17,726

		222,632

Electronics — 2.1%
Amphenol Corp., Class A	447	44,153
Honeywell International, Inc.	2,221	517,330
Jabil, Inc.	40	8,654
Keysight Technologies, Inc. (a)	64	10,451
Mettler-Toledo International, Inc. (a)	5	6,211
TE Connectivity plc, (Ireland)	110	18,573
Trimble, Inc. (a)	91	6,892

		612,264

SECURITY DESCRIPTION	SHARES	VALUE($)

Engineering & Construction — 0.0% (g)
Star Group LP	7	81

Environmental Control — 0.0% (g)
Pure Cycle Corp. (a)	5	52

Machinery — Diversified — 2.4%
AGCO Corp.	266	27,467
Alamo Group, Inc.	43	9,405
CNH Industrial NV, (United Kingdom)	3,669	47,553
Deere & Co.	1,083	550,655
Lindsay Corp.	46	6,573
Toro Co. (The)	419	29,632

		671,285

Miscellaneous Manufacturers — 0.1%
Axon Enterprise, Inc. (a)	15	12,709
Teledyne Technologies, Inc. (a)	17	8,853
Textron, Inc.	37	3,008

		24,570

Shipbuilding — 0.0% (g)
Huntington Ingalls Industries, Inc.	8	1,974

Total Industrial		1,532,858

Technology — 29.1%
Computers — 5.3%
Accenture plc, (Ireland), Class A	202	60,523
Apple, Inc.	5,542	1,137,068
Cognizant Technology Solutions Corp., Class A	160	12,484
Crowdstrike Holdings, Inc., Class A (a)	109	55,641
Dell Technologies, Inc., Class C	119	14,530
EPAM Systems, Inc. (a)	2	275
Fortinet, Inc. (a)	287	30,394
Gartner, Inc. (a)	25	10,044
Hewlett Packard Enterprise Co.	485	9,914
HP, Inc.	348	8,507
International Business Machines Corp.	300	88,431
NetApp, Inc.	76	8,107
Okta, Inc., Class A (a)	49	4,907
Pure Storage, Inc., Class A (a)	106	6,093
Seagate Technology Holdings plc	78	11,278
Super Micro Computer, Inc. (a)	186	9,124
Western Digital Corp.	128	8,168
Zscaler, Inc. (a)	41	12,979

		1,488,467

Office/Business Equipment — 0.0% (g)
Zebra Technologies Corp., Class A (a)	19	5,822

Semiconductors — 11.0%
Advanced Micro Devices, Inc. (a)	670	95,080
Analog Devices, Inc.	205	48,687
Applied Materials, Inc.	335	61,341
Broadcom, Inc.	1,849	509,666
Entegris, Inc.	58	4,699
Intel Corp.	1,798	40,270

SEE NOTES TO FINANCIAL STATEMENTS.

32	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Semiconductors — continued
KLA Corp.	55	49,090
Lam Research Corp.	529	51,530
Marvell Technology, Inc.	1,230	95,218
Microchip Technology, Inc.	222	15,610
Micron Technology, Inc.	461	56,795
Monolithic Power Systems, Inc.	20	14,440
NVIDIA Corp.	11,604	1,833,357
NXP Semiconductors NV, (Netherlands)	105	22,860
ON Semiconductor Corp. (a)	174	9,123
QUALCOMM, Inc.	456	72,643
Skyworks Solutions, Inc.	4	329
Teradyne, Inc.	67	5,995
Texas Instruments, Inc.	375	77,916

		3,064,649

Software — 12.8%
Adobe, Inc. (a)	188	72,651
Akamai Technologies, Inc. (a)	47	3,779
ANSYS, Inc. (a)	39	13,573
AppLovin Corp., Class A (a)	291	101,874
Atlassian Corp., (Australia), Class A (a)	68	13,761
Autodesk, Inc. (a)	94	29,070
Bentley Systems, Inc., Class B	66	3,571
Cadence Design Systems, Inc. (a)	121	37,230
Cloudflare, Inc., Class A (a)	91	17,898
Datadog, Inc., Class A (a)	119	15,944
DocuSign, Inc., Class A (a)	84	6,523
Dynatrace, Inc. (a)	124	6,829
Fair Isaac Corp. (a)	11	19,673
Fidelity National Information Services, Inc.	221	18,017
Fiserv, Inc. (a)	248	42,792
HubSpot, Inc. (a)	20	11,316
Intuit, Inc.	123	97,012
Jack Henry & Associates, Inc.	23	4,214
Microsoft Corp.	4,753	2,364,075
MicroStrategy, Inc., Class A (a)	102	41,336
MongoDB, Inc., Class A (a)	24	5,047
MSCI, Inc., Class A	29	16,472
Nutanix, Inc., Class A (a)	106	8,065
Oracle Corp.	739	161,671
Palantir Technologies, Inc., Class A (a)	943	128,605
PTC, Inc. (a)	53	9,166
Roper Technologies, Inc.	47	26,859
Salesforce, Inc.	423	115,453
Samsara, Inc., Class A (a)	118	4,680
ServiceNow, Inc. (a)	91	93,769
Snowflake, Inc., Class A (a)	94	21,024
Synopsys, Inc. (a)	68	35,023
Twilio, Inc., Class A (a)	43	5,360
Tyler Technologies, Inc. (a)	19	11,213
Workday, Inc., Class A (a)	95	22,697
Zoom Communications, Inc., Class A (a)	103	8,062

		3,594,304

Total Technology		8,153,242

SECURITY DESCRIPTION	SHARES	VALUE($)

Utilities — 1.2%
Electric — 1.1%
AES Corp. (The)	174	1,828
ALLETE, Inc.	14	896
Alliant Energy Corp.	63	3,790
Ameren Corp.	66	6,324
American Electric Power Co., Inc.	130	13,493
Avista Corp.	19	732
Black Hills Corp.	18	996
CenterPoint Energy, Inc.	159	5,833
Clearway Energy, Inc., Class A	8	247
Clearway Energy, Inc., Class C	20	649
CMS Energy Corp.	73	5,048
Consolidated Edison, Inc.	88	8,810
Constellation Energy Corp.	76	24,628
Dominion Energy, Inc.	208	11,729
DTE Energy Co.	51	6,695
Duke Energy Corp.	189	22,327
Edison International	94	4,845
Entergy Corp.	106	8,771
Evergy, Inc.	56	3,870
Eversource Energy	89	5,685
Exelon Corp.	246	10,679
FirstEnergy Corp.	134	5,377
Genie Energy Ltd., Class B	3	81
Hawaiian Electric Industries, Inc. (a)	43	456
IDACORP, Inc., Class Rights	13	1,519
MGE Energy, Inc.	9	778
NextEra Energy, Inc.	501	34,801
Northwestern Energy Group, Inc.	15	764
NRG Energy, Inc.	50	7,954
OGE Energy Corp.	49	2,186
Oklo, Inc., Class A (a)	15	847
Ormat Technologies, Inc.	14	1,186
Otter Tail Corp.	9	707
PG&E Corp.	535	7,460
Pinnacle West Capital Corp.	29	2,612
PNM Resources, Inc.	23	1,270
Portland General Electric Co.	27	1,086
PPL Corp.	180	6,094
Public Service Enterprise Group, Inc.	121	10,223
Sempra	159	12,029
Southern Co. (The)	267	24,527
Talen Energy Corp. (a)	9	2,570
Unitil Corp.	4	199
Vistra Corp.	83	16,057
WEC Energy Group, Inc.	78	8,106
Xcel Energy, Inc.	140	9,561

		306,325

Gas — 0.1%
Atmos Energy Corp.	39	5,961
Chesapeake Utilities Corp.	6	669
MDU Resources Group, Inc.	47	784
National Fuel Gas Co.	21	1,773
New Jersey Resources Corp.	25	1,103
NiSource, Inc.	115	4,622

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	33

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Gas — continued
Northwest Natural Holding Co.	10	399
ONE Gas, Inc.	15	1,053
RGC Resources, Inc.	2	41
Southwest Gas Holdings, Inc.	14	1,031
Spire, Inc.	14	1,046
UGI Corp.	52	1,906

		20,388

Water — 0.0% (g)
American States Water Co.	9	706
American Water Works Co., Inc.	47	6,605
Artesian Resources Corp., Class A	2	75
California Water Service Group	15	661
Consolidated Water Co. Ltd., (Cayman Islands)	4	106
Essential Utilities, Inc.	64	2,359
H2O America	8	410
Middlesex Water Co.	4	228
York Water Co. (The)	3	107

		11,257

Total Utilities		337,970

Total Common Stocks (Cost $19,086,315)		27,936,196

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Short-Term Investments — 0.3%
Time Deposits — 0.3%
Australia & New Zealand Banking Group Ltd., 3.68%, 07/01/2025	1,965		1,965
Brown Brothers Harriman, 3.68%, 07/01/2025	—	(h)	—	(h)
Citibank NA, 3.68%, 07/01/2025	59,166		59,166
Royal Bank of Canada, 3.68%, 07/01/2025	2,619		2,619
Skandinaviska Enskilda Banken AB, 3.68%, 07/01/2025	28,978		28,978
Sumitomo Mitsui Banking Corp., 3.68%, 07/01/2025	2,098		2,098
Sumitomo Mitsui Trust Bank Ltd., 3.68%, 07/01/2025	2,743		2,743

Total Short-Term Investments (Cost $97,569)			97,569

Total Investments — 99.9% (Cost — $19,183,884)			28,033,765

Other Assets in Excess of Liabilities — 0.1%			12,161

NET ASSETS — 100.0%			$28,045,926

Percentages indicated are based on net assets.

Futures contracts outstanding as of June 30, 2025:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)

Long Contracts

CME Micro E-mini Russell 2000 Index	26	09/2025	USD	280	5

E-mini Consumer Discretionary Select Sector Index	4	09/2025	USD	868	19

E-mini Consumer Staples Select Sector Index	2	09/2025	USD	164	1

E-mini Energy Select Sector Index	17	09/2025	USD	1,564	(41)

E-mini Financial Select Sector Index	49	09/2025	USD	7,703	277

E-mini Health Care Select Sector Index	25	09/2025	USD	3,454	(24)

E-mini Industrial Select Sector Index	23	09/2025	USD	3,415	37

E-mini Russell 1000 Growth Index	7	09/2025	USD	1,454	57

E-mini Russell 1000 Value Index	3	09/2025	USD	282	6

E-mini Russell 2000 Index	1	09/2025	USD	106	4

E-mini Technology Select Sector Index	44	09/2025	USD	10,856	486

E-mini Utilities Select Sector Index	8	09/2025	USD	662	2

Micro E-mini NASDAQ 100 Index	56	09/2025	USD	2,465	99

Micro E-mini S&P 500 Index	15	09/2025	USD	454	15

NASDAQ 100 E-mini Index	11	09/2025	USD	4,851	185

S&P 500 E-mini Index	118	09/2025	USD	35,786	1,111

S&P Mid 400 E-mini Index	4	09/2025	USD	1,223	27

Total unrealized appreciation (depreciation)					2,266

SEE NOTES TO FINANCIAL STATEMENTS.

34	SIX CIRCLES TRUST	JUNE 30, 2025

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025

REIT	— Real Estate Investment Trust
(a)	— Non-income producing security.
(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than 500 shares or principal/ $500.
USD	— United States Dollar

Summary of Investments by Industry, June 30, 2025

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Internet	17.3%

Software	12.8%

Semiconductors	11.0%

Banks	6.6%

Pharmaceuticals	6.1%

Diversified Financial Services	5.5%

Healthcare — Products	5.3%

Computers	5.3%

Retail	4.5%

Insurance	2.7%

Home Builders	2.5%

Oil & Gas	2.4%

Machinery — Diversified	2.4%

Telecommunications	2.3%

Electronics	2.1%

Healthcare — Services	1.7%

REITS	1.5%

Beverages	1.2%

Electric	1.1%

Others (Each less than 1.0%)	5.4%

Short-Term Investments	0.3%

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	35

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE($)
Common Stocks — 98.4%
Austria — 0.3%
Erste Group Bank AG	412		35,094
OMV AG	141		7,673
Verbund AG	46		3,503

			46,270

Belgium — 0.6%
Ageas SA	199		13,477
Anheuser-Busch InBev SA	161		11,069
D’ieteren Group	3		736
Elia Group SA, Class B	33		3,827
Groupe Bruxelles Lambert NV	111		9,515
KBC Group NV	307		31,711
Lotus Bakeries NV	—	(h)	626
Sofina SA	20		6,768
Syensqo SA	46		3,562
UCB SA	90		17,744

			99,035

Canada — 1.8%
Agnico Eagle Mines Ltd.	67		7,958
Alamos Gold, Inc., Class A	56		1,491
Alimentation Couche-Tard, Inc.	101		5,004
AltaGas Ltd.	40		1,149
ARC Resources Ltd.	78		1,634
Bank of Montreal	96		10,649
Bank of Nova Scotia (The)	165		9,141
Barrick Mining Corp.	228		4,752
BCE, Inc.	9		210
Brookfield Corp.	181		11,194
CAE, Inc. (a)	40		1,182
Cameco Corp.	58		4,291
Canadian Imperial Bank of Commerce	125		8,856
Canadian National Railway Co.	71		7,388
Canadian Natural Resources Ltd.	279		8,757
Canadian Pacific Kansas City Ltd.	123		9,808
Canadian Tire Corp. Ltd., Class A	7		931
Canadian Utilities Ltd., Class A	18		485
CCL Industries, Inc., Class B	20		1,142
Celestica, Inc. (a)	15		2,402
Cenovus Energy, Inc.	182		2,477
CGI, Inc., Class A	27		2,798
Constellation Software, Inc.	3		9,798
Descartes Systems Group, Inc. (The) (a)	11		1,155
Dollarama, Inc.	37		5,181
Element Fleet Management Corp.	54		1,343
Emera, Inc.	39		1,805
Empire Co. Ltd., Class A	17		700
Enbridge, Inc.	289		13,115
Fairfax Financial Holdings Ltd.	3		4,735
First Quantum Minerals Ltd. (a)	94		1,678
FirstService Corp.	5		953
Fortis, Inc.	66		3,174
Franco-Nevada Corp.	26		4,196
George Weston Ltd.	8		1,559

SECURITY DESCRIPTION	SHARES	VALUE($)

Canada — continued
GFL Environmental, Inc.	28	1,415
Gildan Activewear, Inc., Class A	19	941
Great-West Lifeco, Inc.	37	1,414
Hydro One Ltd. (e)	44	1,584
iA Financial Corp., Inc.	12	1,360
IGM Financial, Inc.	11	342
Imperial Oil Ltd.	24	1,876
Intact Financial Corp.	24	5,504
Ivanhoe Mines Ltd., Class A (a)	99	744
Keyera Corp.	30	992
Kinross Gold Corp.	164	2,558
Loblaw Cos. Ltd.	20	3,294
Lundin Gold, Inc.	14	751
Lundin Mining Corp., Class Common S	92	965
Magna International, Inc.	36	1,377
Manulife Financial Corp.	229	7,312
Metro, Inc.	28	2,173
National Bank of Canada	52	5,359
Nutrien Ltd.	65	3,778
Open Text Corp.	34	1,006
Pan American Silver Corp.	48	1,368
Pembina Pipeline Corp., Class Common S	77	2,903
Power Corp. of Canada	74	2,888
Quebecor, Inc., Class B	21	629
Restaurant Brands International, Inc.	41	2,733
Rogers Communications, Inc., Class B	48	1,426
Royal Bank of Canada	188	24,751
Saputo, Inc.	33	684
Shopify, Inc., Class A (a)	162	18,642
Stantec, Inc.	15	1,639
Sun Life Financial, Inc.	76	5,059
Suncor Energy, Inc.	164	6,150
TC Energy Corp.	138	6,734
Teck Resources Ltd., Class B	63	2,528
TELUS Corp.	67	1,073
TFI International, Inc.	11	949
Thomson Reuters Corp.	21	4,204
TMX Group Ltd.	37	1,571
Toromont Industries Ltd.	11	965
Toronto-Dominion Bank (The)	232	17,100
Tourmaline Oil Corp.	47	2,277
West Fraser Timber Co. Ltd.	7	517
Wheaton Precious Metals Corp.	60	5,415
Whitecap Resources, Inc., Class Common S	164	1,101
WSP Global, Inc.	17	3,531

		314,673

Chile — 0.0% (g)
Antofagasta plc	366	9,102

China — 0.0% (g)
Silergy Corp.	103	1,255

SEE NOTES TO FINANCIAL STATEMENTS.

36	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Denmark — 4.6%
AP Moller—Maersk A/S, Class A	3	5,350
AP Moller—Maersk A/S, Class B	4	7,195
Carlsberg A/S, Class B	16	2,203
Coloplast A/S, Class B	21	1,963
Danske Bank A/S	924	37,732
Demant A/S (a)	13	564
DSV A/S	192	46,062
Genmab A/S (a)	136	28,317
Novo Nordisk A/S, Class B	8,620	597,328
Novonesis (Novozymes) B, Class B	222	15,914
Orsted A/S (a) (e)	112	4,841
Pandora A/S	104	18,376
ROCKWOOL A/S, Class B	88	4,122
Tryg A/S	455	11,754
Vestas Wind Systems A/S	948	14,241

		795,962

Finland — 1.0%
Elisa OYJ	108	6,024
Fortum OYJ	300	5,620
Kesko OYJ, Class B	45	1,100
Kone OYJ, Class B	319	21,026
Metso OYJ	584	7,562
Neste OYJ	72	980
Nokia OYJ	869	4,509
Nordea Bank Abp	4,211	62,486
Orion OYJ, Class B	77	5,819
Sampo OYJ, Class A	3,243	34,906
Stora Enso OYJ, Class R	365	3,968
UPM-Kymmene OYJ	336	9,169
Wartsila OYJ Abp	471	11,127

		174,296

France — 12.6%
Accor SA	32	1,672
Aeroports de Paris SA	32	4,044
Air Liquide SA	364	75,038
Airbus SE	559	116,888
Alstom SA (a)	326	7,605
Amundi SA (e)	84	6,784
Arkema SA	36	2,632
AXA SA	2,375	116,631
BioMerieux	7	923
BNP Paribas SA	1,364	122,360
Bollore SE	540	3,393
Bouygues SA	178	8,070
Bureau Veritas SA	298	10,159
Capgemini SE	27	4,550
Carrefour SA	88	1,242
Cie de Saint-Gobain SA, Class A	422	49,617
Cie Generale des Etablissements Michelin SCA	109	4,065
Covivio SA REIT	10	616
Credit Agricole SA	1,416	26,785

SECURITY DESCRIPTION	SHARES	VALUE($)

France — continued
Danone SA	105	8,621
Dassault Aviation SA	18	6,488
Dassault Systemes SE	110	3,970
Edenred SE	325	10,094
Eiffage SA	65	9,102
Engie SA	1,220	28,677
EssilorLuxottica SA	48	13,317
Eurazeo SE	54	3,826
FDJ UNITED (e)	18	703
Gecina SA REIT	8	827
Getlink SE	283	5,459
Hermes International SCA	40	109,215
Ipsen SA	27	3,239
Kering SA	95	20,635
Klepierre SA REIT	35	1,389
Legrand SA	247	33,067
L’Oreal SA	882	377,772
LVMH Moet Hennessy Louis Vuitton SE	350	183,145
Orange SA	8,404	127,981
Pernod Ricard SA	33	3,297
Publicis Groupe SA	174	19,678
Renault SA	131	6,039
Rexel SA	210	6,480
Safran SA	339	110,405
Sanofi SA	792	76,674
Sartorius Stedim Biotech	5	1,132
Schneider Electric SE	514	138,064
Societe Generale SA	965	55,224
Sodexo SA	14	887
Teleperformance SE	50	4,895
Thales SA	87	25,728
TotalEnergies SE	1,962	119,914
Unibail-Rodamco-Westfield REIT	20	1,904
Veolia Environnement SA	421	15,028
Vinci SA	465	68,626

		2,164,576

Germany — 17.1%
adidas AG	217	50,767
Allianz SE (Registered)	518	210,057
BASF SE	561	27,766
Bayer AG (Registered)	701	21,108
Bayerische Motoren Werke AG	196	17,434
Beiersdorf AG	364	45,735
Brenntag SE	199	13,172
Commerzbank AG	1,191	37,517
Continental AG	18	1,556
Covestro AG (a)	114	8,096
CTS Eventim AG & Co. KGaA	48	5,909
Daimler Truck Holding AG	768	36,460
Delivery Hero SE, Class A (a) (e)	31	831
Deutsche Bank AG	2,481	73,538
Deutsche Boerse AG	252	82,446
Deutsche Lufthansa AG (Registered)	968	8,222

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	37

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Germany — continued
Deutsche Post AG	1,552	71,907
Deutsche Telekom AG	8,568	313,610
E.ON SE	1,499	27,619
Evonik Industries AG	161	3,325
Fresenius Medical Care AG	36	2,059
Fresenius SE & Co. KGaA	69	3,452
GEA Group AG	237	16,611
Hannover Rueck SE	81	25,576
Heidelberg Materials AG	84	19,772
Henkel AG & Co. KGaA	17	1,204
Infineon Technologies AG	213	9,079
Knorr-Bremse AG	117	11,360
LEG Immobilien SE	12	1,036
Mercedes-Benz Group AG	491	28,623
Merck KGaA	92	11,959
MTU Aero Engines AG	87	38,682
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	179	116,419
Nemetschek SE	143	20,802
Rational AG	8	6,924
Rheinmetall AG	72	153,194
RWE AG	422	17,641
SAP SE	2,595	793,589
Scout24 SE (e)	57	7,871
Siemens AG	1,230	315,877
Siemens Energy AG (a)	2,121	247,948
Siemens Healthineers AG (e)	55	3,065
Symrise AG, Class A	84	8,757
Talanx AG	87	11,255
Vonovia SE	121	4,280
Zalando SE (a) (e)	36	1,188

		2,935,298

Hong Kong — 0.3%
Prudential plc	4,275	53,509

Ireland — 1.0%
AerCap Holdings NV	173	20,210
AIB Group plc	2,806	23,159
Bank of Ireland Group plc	1,330	18,947
DCC plc	122	7,923
Experian plc	1,137	58,635
Kerry Group plc, Class A	27	3,031
Kingspan Group plc	146	12,442
Ryanair Holdings plc	803	22,776

		167,123

Italy — 3.5%
Banca Mediolanum SpA	304	5,233
Banco BPM SpA	1,515	17,681
BPER Banca SPA	1,328	12,054
Davide Campari-Milano NV	98	661
DiaSorin SpA	4	420
Enel SpA	5,432	51,552

SECURITY DESCRIPTION	SHARES	VALUE($)

Italy — continued
Eni SpA	2,114	34,153
Ferrari NV	86	42,025
FinecoBank Banca Fineco SpA	823	18,253
Generali	1,157	41,168
Infrastrutture Wireless Italiane SpA (e)	215	2,632
Intesa Sanpaolo SpA	20,279	116,815
Leonardo SpA	380	21,467
Mediobanca Banca di Credito Finanziario SpA	671	15,623
Moncler SpA	297	16,954
Nexi SpA (e)	655	3,914
Poste Italiane SpA (e)	612	13,152
Prysmian SpA	264	18,692
Recordati Industria Chimica e Farmaceutica SpA	82	5,158
Snam SpA	1,346	8,149
Telecom Italia SpA (a)	8,154	4,029
Terna—Rete Elettrica Nazionale	942	9,680
UniCredit SpA	1,879	126,045
Unipol Assicurazioni SpA	482	9,547

		595,057

Japan — 5.0%
Advantest Corp.	161	11,928
Aeon Co. Ltd.	156	4,779
AGC, Inc.	41	1,206
Aisin Corp.	110	1,410
Ajinomoto Co., Inc.	190	5,162
ANA Holdings, Inc.	33	654
Asahi Group Holdings Ltd.	305	4,073
Asahi Kasei Corp.	257	1,827
Asics Corp.	140	3,560
Astellas Pharma, Inc.	382	3,736
Bandai Namco Holdings, Inc.	125	4,491
Bridgestone Corp.	120	4,923
Canon, Inc.	197	5,711
Capcom Co. Ltd.	73	2,496
Central Japan Railway Co.	163	3,642
Chiba Bank Ltd. (The)	117	1,078
Chubu Electric Power Co., Inc.	134	1,659
Chugai Pharmaceutical Co. Ltd.	142	7,394
Concordia Financial Group Ltd.	219	1,424
Dai Nippon Printing Co. Ltd.	81	1,236
Daifuku Co. Ltd.	69	1,762
Dai-ichi Life Holdings, Inc.	737	5,600
Daiichi Sankyo Co. Ltd.	361	8,359
Daikin Industries Ltd.	56	6,527
Daito Trust Construction Co. Ltd.	12	1,340
Daiwa House Industry Co. Ltd.	118	4,062
Daiwa Securities Group, Inc.	279	1,978
Denso Corp.	399	5,385
Dentsu Group, Inc.	43	944
Disco Corp.	19	5,747
East Japan Railway Co.	190	4,083

SEE NOTES TO FINANCIAL STATEMENTS.

38	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Eisai Co. Ltd.	55	1,588
ENEOS Holdings, Inc.	576	2,853
FANUC Corp.	199	5,413
Fast Retailing Co. Ltd.	40	13,749
Fuji Electric Co. Ltd.	29	1,322
FUJIFILM Holdings Corp.	236	5,113
Fujikura Ltd.	52	2,751
Fujitsu Ltd.	369	8,961
Hankyu Hanshin Holdings, Inc.	48	1,305
Hikari Tsushin, Inc.	4	1,092
Hitachi Ltd.	963	27,986
Honda Motor Co. Ltd.	888	8,559
Hoshizaki Corp.	23	782
Hoya Corp.	73	8,634
Hulic Co. Ltd.	96	963
Idemitsu Kosan Co. Ltd.	172	1,043
IHI Corp.	31	3,353
Inpex Corp.	186	2,612
Isuzu Motors Ltd.	113	1,425
ITOCHU Corp.	250	13,081
Japan Airlines Co. Ltd.	31	628
Japan Exchange Group, Inc.	209	2,120
Japan Post Bank Co. Ltd.	377	4,063
Japan Post Holdings Co. Ltd.	377	3,488
Japan Post Insurance Co. Ltd.	40	897
Japan Tobacco, Inc.	252	7,412
JFE Holdings, Inc.	120	1,394
Kajima Corp.	89	2,329
Kansai Electric Power Co., Inc. (The)	200	2,370
KAO Corp.	98	4,400
Kawasaki Kisen Kaisha Ltd.	74	1,047
KDDI Corp.	645	11,077
Keyence Corp.	41	16,353
Kikkoman Corp.	144	1,339
Kirin Holdings Co. Ltd.	162	2,263
Kobe Bussan Co. Ltd.	31	972
Komatsu Ltd.	191	6,285
Konami Group Corp.	21	3,352
Kubota Corp.	206	2,326
Kyocera Corp.	271	3,251
Kyowa Kirin Co. Ltd.	50	859
Lasertec Corp.	17	2,266
LY Corp.	603	2,221
M3, Inc.	94	1,287
Makita Corp.	50	1,534
Marubeni Corp.	297	5,981
MatsukiyoCocokara & Co.	71	1,450
MEIJI Holdings Co. Ltd.	51	1,119
MINEBEA MITSUMI, Inc.	76	1,110
Mitsubishi Chemical Group Corp.	289	1,517
Mitsubishi Corp.	719	14,363
Mitsubishi Electric Corp.	399	8,580
Mitsubishi Estate Co. Ltd.	223	4,182
Mitsubishi HC Capital, Inc.	184	1,356

SECURITY DESCRIPTION	SHARES	VALUE($)

Japan — continued
Mitsubishi Heavy Industries Ltd.	674	16,861
Mitsubishi UFJ Financial Group, Inc.	2,410	32,860
Mitsui & Co. Ltd.	519	10,581
Mitsui Fudosan Co. Ltd.	555	5,372
Mitsui OSK Lines Ltd.	73	2,425
Mizuho Financial Group, Inc.	502	13,935
MonotaRO Co. Ltd.	52	1,018
MS&AD Insurance Group Holdings, Inc.	271	6,065
Murata Manufacturing Co. Ltd.	349	5,161
NEC Corp.	258	7,513
Nexon Co. Ltd.	69	1,394
NIDEC Corp.,	176	3,420
Nintendo Co. Ltd.	232	22,289
Nippon Building Fund, Inc. REIT	2	1,476
Nippon Paint Holdings Co. Ltd.	197	1,586
Nippon Sanso Holdings Corp.	37	1,393
Nippon Steel Corp.	204	3,858
Nippon Telegraph & Telephone Corp.	6,262	6,694
Nippon Yusen KK	92	3,320
Nissan Motor Co. Ltd. (a)	468	1,133
Nissin Foods Holdings Co. Ltd.	41	850
Nitori Holdings Co. Ltd.	17	1,617
Nitto Denko Corp.	149	2,877
Nomura Holdings, Inc.	634	4,176
Nomura Research Institute Ltd.	80	3,188
NTT Data Group Corp.	59	1,633
Obayashi Corp.	136	2,064
Obic Co. Ltd.	68	2,636
Olympus Corp.	241	2,857
Omron Corp.	37	992
Ono Pharmaceutical Co. Ltd.	77	833
Oracle Corp. Japan	8	954
Oriental Land Co. Ltd.	226	5,207
ORIX Corp.	244	5,495
Osaka Gas Co. Ltd.	77	1,970
Otsuka Corp.	48	980
Otsuka Holdings Co. Ltd.	93	4,591
Pan Pacific International Holdings Corp.	79	2,731
Panasonic Holdings Corp.	492	5,261
Rakuten Group, Inc. (a)	318	1,752
Recruit Holdings Co. Ltd.	296	17,401
Renesas Electronics Corp.	355	4,392
Resona Holdings, Inc.	437	4,031
Ricoh Co. Ltd.	110	1,042
Sanrio Co. Ltd.	38	1,823
SBI Holdings, Inc.	58	2,011
SCREEN Holdings Co. Ltd.	17	1,390
SCSK Corp.	33	1,003
Secom Co. Ltd.	89	3,183
Sekisui Chemical Co. Ltd.	80	1,449
Sekisui House Ltd.	126	2,769
Seven & i Holdings Co. Ltd.	464	7,470
SG Holdings Co. Ltd.	69	765
Shimadzu Corp.	49	1,211

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	39

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Shimano, Inc.	16	2,320
Shin-Etsu Chemical Co. Ltd.	379	12,505
Shionogi & Co. Ltd.	160	2,873
Shiseido Co. Ltd.	85	1,520
SMC Corp.	12	4,264
SoftBank Corp.	6,007	9,304
SoftBank Group Corp.	201	14,599
Sompo Holdings, Inc.	188	5,665
Sony Group Corp.	1,293	33,616
Subaru Corp.	122	2,112
Sumitomo Corp.	230	5,930
Sumitomo Electric Industries Ltd.	151	3,231
Sumitomo Metal Mining Co. Ltd.	52	1,277
Sumitomo Mitsui Financial Group, Inc.	776	19,535
Sumitomo Mitsui Trust Group, Inc.	135	3,591
Sumitomo Realty & Development Co. Ltd.	64	2,487
Suntory Beverage & Food Ltd.	29	915
Suzuki Motor Corp.	331	3,995
Sysmex Corp.	107	1,864
T&D Holdings, Inc.	102	2,248
Taisei Corp.	33	1,916
Takeda Pharmaceutical Co. Ltd.	334	10,312
TDK Corp.	410	4,785
Terumo Corp.	281	5,157
TIS, Inc.	45	1,501
Toho Co. Ltd.	24	1,404
Tokio Marine Holdings, Inc.	386	16,372
Tokyo Electron Ltd.	94	18,040
Tokyo Gas Co. Ltd.	70	2,322
Tokyo Metro Co. Ltd.	61	713
Tokyu Corp.	105	1,250
TOPPAN Holdings, Inc.	51	1,388
Toray Industries, Inc.	289	1,979
Toyota Industries Corp.	34	3,837
Toyota Motor Corp.	1,992	34,315
Toyota Tsusho Corp.	135	3,051
Trend Micro, Inc./Japan	27	1,861
Unicharm Corp.	233	1,685
West Japan Railway Co.	94	2,158
Yakult Honsha Co. Ltd.	53	1,002
Yamaha Motor Co. Ltd.	195	1,458
Yokogawa Electric Corp.	49	1,301
Zensho Holdings Co. Ltd.	20	1,204
ZOZO, Inc.	85	921

		860,693

Luxembourg — 0.1%
ArcelorMittal SA	294	9,350
CVC Capital Partners plc (e)	282	5,792
Eurofins Scientific SE	19	1,380
Tenaris SA	67	1,250

		17,772

SECURITY DESCRIPTION	SHARES	VALUE($)

Netherlands — 6.0%
ABN AMRO Bank NV, CVA GDR (e)	616	16,809
Adyen NV (a) (e)	34	62,018
Aegon Ltd.	1,767	12,805
Akzo Nobel NV	107	7,534
Argenx SE (a)	10	5,513
ASM International NV	79	50,814
ASML Holding NV	666	533,498
ASR Nederland NV	198	13,147
BE Semiconductor Industries NV	137	20,516
Euronext NV (e)	105	18,036
EXOR NV	117	11,854
Ferrovial SE	480	25,599
Heineken Holding NV	21	1,575
Heineken NV	47	4,089
IMCD NV	56	7,481
ING Groep NV	4,218	92,454
JDE Peet’s NV	29	820
Koninklijke Ahold Delhaize NV	149	6,206
Koninklijke KPN NV	2,958	14,428
Koninklijke Philips NV	136	3,257
NN Group NV	362	24,082
Prosus NV (a)	213	11,964
QIAGEN NV (a)	35	1,696
Randstad NV	101	4,687
Stellantis NV	1,372	13,747
Universal Music Group NV	837	27,155
Wolters Kluwer NV	224	37,476

		1,029,260

Norway — 0.6%
Aker BP ASA	51	1,308
DNB Bank ASA	1,199	33,157
Equinor ASA	805	20,317
Gjensidige Forsikring ASA	266	6,739
Kongsberg Gruppen ASA	413	16,011
Mowi ASA	75	1,456
Norsk Hydro ASA	886	5,075
Orkla ASA	113	1,229
Salmar ASA	11	487
Telenor ASA	469	7,305
Yara International ASA	104	3,844

		96,928

Poland — 0.0% (g)
InPost SA (a)	208	3,466

Portugal — 0.1%
EDP SA	2,095	9,103
Galp Energia SGPS SA	403	7,371
Jeronimo Martins SGPS SA	46	1,170

		17,644

Spain — 3.2%
Acciona SA	16	2,925
ACS Actividades de Construccion y Servicios SA	165	11,498

SEE NOTES TO FINANCIAL STATEMENTS.

40	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Spain — continued
Aena SME SA (e)	716	19,122
Amadeus IT Group SA	74	6,222
Banco Bilbao Vizcaya Argentaria SA	7,725	118,954
Banco de Sabadell SA	7,251	23,083
Banco Santander SA	20,309	168,179
Bankinter SA	907	11,846
CaixaBank SA	5,290	45,835
Cellnex Telecom SA (e)	377	14,661
EDP Renovaveis SA	214	2,399
Endesa SA	213	6,733
Grifols SA (a)	47	571
Iberdrola SA	3,872	74,489
Industria de Diseno Textil SA	178	9,281
Redeia Corp. SA	259	5,532
Repsol SA	1,112	16,259
Telefonica SA	2,806	14,770

		552,359

Sweden — 3.5%
AddTech AB, Class B	246	8,376
Alfa Laval AB	271	11,415
Assa Abloy AB, Class B	940	29,386
Atlas Copco AB, Class A	2,517	40,694
Atlas Copco AB, Class B	1,475	21,000
Beijer Ref AB, Class B	364	5,743
Boliden AB (a)	179	5,592
Epiroc AB, Class A	613	13,338
Epiroc AB, Class B	374	7,171
EQT AB	500	16,772
Essity AB, Class B	98	2,725
Evolution AB (e)	24	1,918
Fastighets AB Balder, Class B (a)	116	867
H & M Hennes & Mauritz AB, Class B	93	1,304
Hexagon AB, Class B	339	3,416
Holmen AB, Class B	49	1,936
Industrivarden AB, Class A	158	5,736
Industrivarden AB, Class C	210	7,594
Indutrade AB	258	7,042
Investment AB Latour, Class B	140	3,687
Investor AB, Class B	2,320	68,762
L E Lundbergforetagen AB, Class B	101	5,033
Lifco AB, Class B	221	8,938
Nibe Industrier AB, Class B	1,428	6,099
Saab AB, Class B	301	16,812
Sagax AB, Class B	36	815
Sandvik AB	1,001	22,992
Securitas AB, Class B	462	6,915
Skandinaviska Enskilda Banken AB, Class A	2,126	37,054
Skanska AB, Class B	320	7,463
SKF AB, Class B	321	7,378
Spotify Technology SA (a)	117	89,619
Svenska Cellulosa AB SCA, Class B	381	4,960
Svenska Handelsbanken AB, Class A	1,950	26,108

SECURITY DESCRIPTION	SHARES		VALUE($)

Sweden — continued
Swedbank AB, Class A	1,136		30,093
Swedish Orphan Biovitrum AB (a)	32		974
Tele2 AB, Class B	417		6,082
Telefonaktiebolaget LM Ericsson, Class B	453		3,873
Telia Co. AB	1,793		6,450
Trelleborg AB, Class B	190		7,064
Volvo AB, Class B	1,492		41,984

			601,180

Switzerland — 14.3%
ABB Ltd. (Registered)	1,486		89,069
Alcon AG	81		7,217
Avolta AG	14		770
Baloise Holding AG (Registered)	55		13,039
Banque Cantonale Vaudoise (Registered)	40		4,664
Barry Callebaut AG (Registered)	10		11,194
BKW AG	14		3,084
Chocoladefabriken Lindt & Spruengli AG	3		46,095
Chocoladefabriken Lindt & Spruengli AG (Registered)	—	(h)	51,685
Cie Financiere Richemont SA, Class A (Registered)	684		129,388
Coca-Cola HBC AG (a)	1,026		53,604
DSM-Firmenich AG	117		12,445
EMS-Chemie Holding AG (Registered)	4		3,321
Galderma Group AG	85		12,329
Geberit AG (Registered)	31		24,698
Givaudan SA (Registered)	6		28,147
Glencore plc (a)	9,507		37,046
Helvetia Holding AG (Registered)	50		11,667
Holcim AG (a)	332		24,657
Julius Baer Group Ltd.	275		18,630
Kuehne + Nagel International AG (Registered)	45		9,817
Logitech International SA (Registered)	25		2,243
Lonza Group AG (Registered)	12		8,416
Nestle SA (Registered)	9,575		952,027
Novartis AG (Registered)	1,356		164,552
Partners Group Holding AG	30		39,781
Roche Holding AG	524		171,490
Sandoz Group AG	298		16,333
Schindler Holding AG	37		13,891
Schindler Holding AG (Registered)	23		8,246
SGS SA	151		15,332
SIG Group AG (a)	192		3,550
Sika AG (Registered)	96		26,078
Sonova Holding AG (Registered)	8		2,457
STMicroelectronics NV	110		3,384
Straumann Holding AG (Registered)	18		2,379
Swatch Group AG (The)	37		5,994
Swiss Life Holding AG (Registered)	38		38,927
Swiss Prime Site AG (Registered)	13		1,937
Swiss Re AG	404		69,928

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	41

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Switzerland — continued
Swisscom AG (Registered)	20	13,967
Temenos AG (Registered)	9	640
UBS Group AG (Registered)	4,408	149,675
VAT Group AG (e)	25	10,698
Zurich Insurance Group AG	196	137,235

		2,451,726

Taiwan — 2.5%
Alchip Technologies Ltd.	23	2,471
ASE Technology Holding Co. Ltd.	1,025	5,142
eMemory Technology, Inc.	19	1,538
Global Unichip Corp.	27	1,208
Globalwafers Co. Ltd.	81	836
Jentech Precision Industrial Co. Ltd.	27	1,397
MediaTek, Inc.	470	20,139
Novatek Microelectronics Corp.	179	3,338
Realtek Semiconductor Corp.	151	2,933
Taiwan Semiconductor Manufacturing Co. Ltd.	10,494	383,759
United Microelectronics Corp.	3,499	5,278
Vanguard International Semiconductor Corp.	324	1,116

		429,155

United Arab Emirates — 0.0%
NMC Health plc (a) (bb)	116	—

United Kingdom — 20.2%
3i Group plc	1,595	90,257
Admiral Group plc	428	19,218
Anglo American plc	1,038	30,589
Ashtead Group plc	535	34,300
Associated British Foods plc	151	4,265
AstraZeneca plc	1,568	218,241
Auto Trader Group plc (e)	933	10,566
Aviva plc	4,380	37,235
BAE Systems plc	8,760	227,339
Barclays plc	23,432	108,275
Barratt Redrow plc	636	3,982
BP plc	20,154	100,414
British American Tobacco plc	913	43,428
BT Group plc, Class A	6,338	16,877
Bunzl plc	408	12,991
Centrica plc	2,300	5,103
Coca-Cola Europacific Partners plc	37	3,470
Compass Group plc	783	26,510
Croda International plc	123	4,949
Diageo plc	10,469	263,991
Entain plc	279	3,455
GSK plc	4,163	79,371
Haleon plc	9,127	46,908
Halma plc	174	7,662
Hikma Pharmaceuticals plc	169	4,609
HSBC Holdings plc	28,957	350,264
Imperial Brands plc	361	14,251

SECURITY DESCRIPTION	SHARES	VALUE($)

United Kingdom — continued
Informa plc	1,400	15,494
InterContinental Hotels Group plc	69	7,851
International Consolidated Airlines Group SA	1,173	5,527
Intertek Group plc	199	12,991
J Sainsbury plc	807	3,213
JD Sports Fashion plc	1,209	1,474
Kingfisher plc	823	3,285
Land Securities Group plc REIT	324	2,811
Legal & General Group plc	9,599	33,587
Lloyds Banking Group plc	98,548	103,626
London Stock Exchange Group plc	781	114,205
M&G plc	3,759	13,289
Marks & Spencer Group plc	951	4,627
Melrose Industries plc	3,717	27,072
Mondi plc	410	6,697
National Grid plc	2,258	33,144
NatWest Group plc	13,235	92,952
Next plc	54	9,168
Pearson plc	277	4,074
Phoenix Group Holdings plc	1,152	10,427
Reckitt Benckiser Group plc	314	21,419
RELX plc	2,288	123,981
Rentokil Initial plc	3,111	15,008
Rio Tinto plc	1,046	60,906
Rolls-Royce Holdings plc	24,652	326,707
Sage Group plc (The)	451	7,747
Schroders plc	1,202	5,977
Segro plc REIT	589	5,511
Severn Trent plc	125	4,701
Shell plc	7,532	262,791
Smith & Nephew plc	385	5,902
Smiths Group plc	418	12,884
Spirax Group plc	91	7,410
SSE plc	510	12,836
Standard Chartered plc	3,308	54,735
Tesco plc	3,102	17,105
Unilever plc	3,101	189,263
United Utilities Group plc	312	4,895
Vodafone Group plc	21,100	22,587
Whitbread plc	81	3,160
Wise plc, Class A (a)	1,091	15,588
WPP plc	1,145	8,059

		3,463,206

United States — 0.1%
Amrize Ltd. (a)	333	16,589
Brookfield Asset Management Ltd., Class A	55	3,017
Brookfield Renewable Corp.	18	601
RB Global, Inc.	25	2,610

		22,817

Total Common Stocks (Cost $12,181,347)		16,902,362

SEE NOTES TO FINANCIAL STATEMENTS.

42	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	SHARES			VALUE($)
Preferred Stocks — 0.2%
Germany — 0.2%
Bayerische Motoren Werke AG		40		3,300
Dr Ing hc F Porsche AG (e)		78		3,831
Henkel AG & Co. KGaA		28		2,192
Porsche Automobil Holding SE		104		4,126
Sartorius AG		4		1,068
Volkswagen AG		140		14,829

Total Preferred Stocks (Cost $29,393)				29,346

	PRINCIPAL AMOUNT($)
Short-Term Investments — 0.7%
Time Deposits — 0.7%
Australia & New Zealand Banking Group Ltd., 3.68%, 07/01/2025		510		510
BNP Paribas SA, 0.67%, 07/01/2025	DKK	17,242		2,722
Brown Brothers Harriman & Co.,
0.67%, 07/01/2025	DKK	6,109		964
0.80%, 07/01/2025	SEK	—	(h)	—	(h)
0.86%, 07/01/2025	EUR	—	(h)	—	(h)
1.55%, 07/02/2025	CAD	—	(h)	—	(h)
2.94%, 07/01/2025	NOK	14,555		1,444
3.68%, 07/01/2025		—	(h)	—	(h)
Citibank NA,
0.86%, 07/01/2025	EUR	30,177		35,547

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Time Deposits — continued
3.17%, 07/01/2025	GBP	12,236	16,795
3.68%, 07/01/2025		21,041	21,041
Royal Bank of Canada,
1.55%, 07/02/2025	CAD	699	513
3.68%, 07/01/2025		1,120	1,120
Skandinaviska Enskilda Banken AB,
(0.31%), 07/01/2025	CHF	4,712	5,939
0.80%, 07/01/2025	SEK	21,578	2,281
3.68%, 07/01/2025		2,039	2,039
Sumitomo Mitsui Banking Corp.,
0.12%, 07/01/2025	JPY	1,441,603	10,011
3.68%, 07/01/2025		1,702	1,702
Sumitomo Mitsui Trust Bank Ltd., 3.68%, 07/01/2025		12,620	12,620

Total Short-Term Investments (Cost $115,248)			115,248

Total Investments — 99.3% (Cost—$12,325,988)			17,046,956

Other Assets in Excess of Liabilities — 0.7%			125,691

NET ASSETS — 100.0%			$17,172,647

Percentages indicated are based on net assets.

Futures contracts outstanding as of June 30, 2025:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
Long Contracts
Euro STOXX 50 Index	635	09/2025	EUR	39,713	133
FTSE 100 Index	238	09/2025	GBP	28,950	(236)
Mini-DAX	1	09/2025	EUR	138	4
OMX Copenhagen 25 Index	100	07/2025	DKK	2,833	(137)
S&P Toronto Stock Exchange 60 Index	5	09/2025	CAD	1,164	11
SGX FTSE Taiwan Index	18	07/2025	USD	1,272	41
STOXX Europe 600 Index	209	09/2025	EUR	6,694	(14)
TOPIX Index	61	09/2025	JPY	11,826	269

Total unrealized appreciation (depreciation)					71

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	43

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of June 30, 2025:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
USD	39	NOK	393	UBS AG London	07/01/2025	— (h)

Total unrealized appreciation						— (h)

USD	12,069	CHF	9,645	Bank of America, NA	07/01/2025	(86)
USD	2,795	DKK	17,789	Bank of America, NA	07/01/2025	(13)
USD	4,872	EUR	4,155	UBS AG London	07/01/2025	(23)
GBP	12,654	USD	17,407	Bank of America, NA	07/01/2025	(38)
USD	540	SEK	5,119	Citibank, NA	07/01/2025	(1)
USD	5,772	CHF	4,610	UBS AG London	07/02/2025	(39)

Total unrealized depreciation						(200)

Net unrealized appreciation (depreciation)						(200)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025

CVA	— Dutch Certification
GDR	— Global Depositary Receipt
OYJ	— Public Limited Company
REIT	— Real Estate Investment Trust
(a)	— Non-income producing security.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than 500 shares or principal/ $500.
(bb)	— Security has been valued using significant unobservable inputs.
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
SEK	— Swedish Krona
USD	— United States Dollar

Summary of Investments by Industry, June 30, 2025

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Banks	14.4%

Pharmaceuticals	8.5%

Insurance	6.8%

Food	6.7%

Semiconductors	6.4%

Aerospace/Defense	6.3%

Software	5.0%

Cosmetics/Personal Care	3.9%

Oil & Gas	3.6%

Telecommunications	3.6%

Commercial Services	2.6%

Miscellaneous Manufacturers	2.2%

Apparel	2.2%

Machinery — Construction & Mining	2.1%

Beverages	2.1%

Electric	1.8%

Diversified Financial Services	1.7%

Auto Manufacturers	1.5%

Chemicals	1.4%

Retail	1.4%

Transportation	1.2%

Building Materials	1.2%

Electrical Components & Equipment	1.1%

Mining	1.1%

Engineering & Construction	1.1%

Others (Each less than 1.0%)	9.4%

Short-Term Investments	0.7%

SEE NOTES TO FINANCIAL STATEMENTS.

44	SIX CIRCLES TRUST	JUNE 30, 2025

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — 105.9%
Asset-Backed Securities — 0.4%
Other ABS — 0.3%
AGL CLO 14 Ltd., (Cayman Islands), Series 2021-14A, Class AR, (CME Term SOFR 3 Month + 1.13%), 5.40%, 12/02/2034 (e) (aa)		2,100	2,098
Anchorage Capital CLO 28 Ltd., (Cayman Islands), Series 2024-28A, Class A, (CME Term SOFR 3 Month + 1.70%), 5.97%, 04/20/2037 (e) (aa)		2,000	2,003
Apex Credit CLO 2024-I Ltd., (Bermuda), Series 2024-1A, Class A1, (CME Term SOFR 3 Month + 1.80%), 6.07%, 04/20/2036 (e) (aa)		1,000	1,003
ARES L CLO Ltd., (Cayman Islands), Series 2018-50A, Class AR, (CME Term SOFR 3 Month + 1.31%), 5.57%, 01/15/2032 (e) (aa)		1,102	1,102
Avant Loans Funding Trust, Series 2025-REV1, Class B, 5.42%, 05/15/2034 (e)		250	252
Bain Capital Credit CLO 2022-2 Ltd., (Jersey, Channel Islands), Series 2022-2A, Class A1R, (CME Term SOFR 3 Month + 1.15%), 0.00%, 04/22/2035 (e) (w) (aa)		3,000	3,000
BlueMountain CLO 2016-3 Ltd., (Cayman Islands), Series 2016-3A, Class A1R2, (CME Term SOFR 3 Month + 1.20%), 5.53%, 11/15/2030 (e) (aa)		478	477
Cedar Funding VI CLO Ltd., (Cayman Islands), Series 2016-6A, Class ARR, (CME Term SOFR 3 Month + 1.31%), 5.58%, 04/20/2034 (e) (aa)		1,000	1,002
CIFC Funding Ltd., (Cayman Islands), Series 2017-4A, Class A1R, (CME Term SOFR 3 Month + 1.21%), 5.49%, 10/24/2030 (e) (aa)		986	985
Crestline Denali CLO XV Ltd., (Cayman Islands), Series 2017-1A, Class AR, (CME Term SOFR 3 Month + 1.29%), 5.56%, 04/20/2030 (e) (aa)		99	99
Diameter Capital CLO 6 Ltd., (Cayman Islands), Series 2024-6A, Class A1, (CME Term SOFR 3 Month + 1.61%), 5.87%, 04/15/2037 (e) (aa)		2,700	2,707
Dryden 27 R Euro CLO 2017 DAC, (Ireland), Series 2017-27A, Class AR, (EURIBOR 3 Month + 0.66%), 2.94%, 04/15/2033 (e) (aa)	EU	R 5,734	6,740
Flatiron CLO 19 Ltd., (Cayman Islands), Series 2019-1A, Class AR2, (CME Term SOFR 3 Month + 1.18%), 5.51%, 11/16/2034 (e) (aa)		916	917

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Other ABS — continued
Generate CLO 3 Ltd., (Cayman Islands), Series 3A, Class A2R, (CME Term SOFR 3 Month + 1.83%), 6.10%, 10/20/2036 (e) (aa)	2,400	2,435
ICG US CLO 2020-1 Ltd., (Cayman Islands), Series 2020-1A, Class ARR, (CME Term SOFR 3 Month + 1.10%), 5.37%, 01/20/2035 (e) (aa)	2,065	2,065
KKR CLO 28 Ltd., (Cayman Islands), Series 28A, Class AR, (CME Term SOFR 3 Month + 1.44%), 5.70%, 02/09/2035 (e) (aa)	1,100	1,100
Mountain View CLO 2017-2 LLC, (Cayman Islands), Series 2017-2A, Class AR, (CME Term SOFR 3 Month + 1.30%), 5.56%, 01/16/2031 (e) (aa)	62	63
Octagon Investment Partners 39 Ltd., (Cayman Islands), Series 2018-3A, Class AR, (CME Term SOFR 3 Month + 1.15%), 5.42%, 10/20/2030 (e) (aa)	1,412	1,412
Palmer Square CLO 2015-1 Ltd., (Cayman Islands), Series 2015-1A, Class A1A5, (CME Term SOFR 3 Month + 1.05%), 5.37%, 05/21/2034 (e) (aa)	8,000	7,976
Palmer Square CLO 2022-1 Ltd., (Cayman Islands), Series 2022-1A, Class A, (CME Term SOFR 3 Month + 1.32%), 5.59%, 04/20/2035 (e) (aa)	600	601
Pikes Peak CLO 6, (Cayman Islands), Series 2020-6A, Class ARR, (CME Term SOFR 3 Month + 0.94%), 5.26%, 05/18/2034 (e) (aa)	2,500	2,496
Regatta XIX Funding Ltd., (Cayman Islands), Series 2022-1A, Class A1, (CME Term SOFR 3 Month + 1.32%), 5.59%, 04/20/2035 (e) (aa)	1,000	1,001
Sound Point CLO XXIII, (Cayman Islands), Series 2019-2A, Class AR, (CME Term SOFR 3 Month + 1.43%), 5.69%, 07/15/2034 (e) (aa)	500	500
Sycamore Tree CLO 2023-2 Ltd., (Cayman Islands), Series 2023-2A, Class AR, (CME Term SOFR 3 Month + 1.68%), 5.95%, 01/20/2037 (e) (aa)	1,600	1,618
Symphony CLO XXIV Ltd., (Cayman Islands), Series 2020-24A, Class AR, (CME Term SOFR 3 Month + 1.20%), 5.48%, 01/23/2032 (e) (aa)	798	798
TCW CLO 2024-1 Ltd., (Cayman Islands), Series 2024-1A, Class A1, (CME Term SOFR 3 Month + 1.60%), 5.86%, 01/16/2037 (e) (aa)	700	701
Venture 33 CLO Ltd., (Cayman Islands), Series 2018-33A, Class A1LR, (CME Term SOFR 3 Month + 1.32%), 5.58%, 07/15/2031 (e) (aa)	294	294

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	45

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Asset-Backed Securities — continued
Other ABS — continued
Voya CLO 2017-1 Ltd., (Cayman Islands), Series 2017-1A, Class A1R, (CME Term SOFR 3 Month + 1.21%), 5.49%, 04/17/2030 (e) (aa)	542	542
Wellfleet CLO, (Cayman Islands), (CME Term SOFR 3 Month + 1.18%), 5.52%, 04/20/2034 (e) (w) (aa) (bb)	1,400	1,400

Total Other ABS		47,387

Automobile ABS — 0.1%
Credit Acceptance Auto Loan Trust,
Series 2023-3A, Class C, 7.62%, 12/15/2033 (e)	2,750	2,852
Series 2023-5A, Class C, 7.30%, 04/17/2034 (e)	2,250	2,337
Drive Auto Receivables Trust,
Series 2024-2, Class C, 4.67%, 05/17/2032	770	771
Series 2024-2, Class D, 4.94%, 05/17/2032	2,500	2,503
Exeter Automobile Receivables Trust, Series 2024-3A, Class C, 5.70%, 07/16/2029	1,046	1,058
GM Financial Consumer Automobile Receivables Trust,
Series 2023-1, Class A3, 4.66%, 02/16/2028	1,187	1,189
Series 2023-1, Class A4, 4.59%, 07/17/2028	230	231
Series 2024-2, Class A3, 5.10%, 03/16/2029	1,175	1,185
Series 2024-2, Class B, 5.28%, 10/16/2029	850	866
Santander Drive Auto Receivables Trust, Series 2024-5, Class D, 5.14%, 02/17/2032	2,950	2,975
Westlake Automobile Receivables Trust, Series 2023-4A, Class C, 6.64%, 11/15/2028 (e)	325	332

Total Automobile ABS		16,299

Total Asset-Backed Securities (Cost $63,726)		63,686

Collateralized Mortgage Obligations —1.8%
WL Collateral CMO — 0.2%
Citigroup Mortgage Loan Trust,
Series 2021-INV1, Class A3A, 2.50%, 05/25/2051 (e) (z)	5,228	4,260
Series 2021-INV3, Class A11, (United States 30 Day Average SOFR + 0.85%), 5.00%, 05/25/2051 (e) (aa)	374	347
GS Mortgage-Backed Securities Trust, Series 2021-GR2, Class A2, 2.50%, 02/25/2052 (e) (z)	960	783
IMS Ecuadorian Mortgage Trust, Series 2021-1, Class GA, 3.40%, 08/18/2043 (e)	1,348	1,316

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

WL Collateral CMO — continued
MFA Trust, Series 2020-NQM2, Class A1, 1.38%, 04/25/2065 (e) (z)	1,390	1,348
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-6, Class A6, (United States 30 Day Average SOFR + 0.85%), 5.00%, 09/25/2051 (e) (aa)	1,630	1,511
OBX Trust, Series 2021-INV2, Class A11, (United States 30 Day Average SOFR + 0.90%), 5.00%, 10/25/2051 (e) (aa)	392	365
PMT Loan Trust,
Series 2021-INV1, Class A11, (United States 30 Day Average SOFR + 0.90%), 5.00%, 07/25/2051 (e) (aa)	7,712	7,177
Series 2021-INV1, Class A3, 2.50%, 07/25/2051 (e) (z)	3,665	2,995
PRET Trust, Series 2024-RPL1, Class A1, 3.90%, 10/25/2063 (e) (z)	821	791
PRPM, Series 2024-NQM3, Class A1, SUB, 5.23%, 08/25/2069 (e)	3,762	3,753
PRPM Trust, Series 2024-NQM2, Class A1, SUB, 6.33%, 06/25/2069 (e)	809	823

Total WL Collateral CMO		25,469

Agency Collateral CMO — 1.6%
FHLMC REMICS,
Series 3404, Class SA, IF, IO, (5.89% — United States 30 Day Average SOFR), 1.58%, 01/15/2038 (aa)	833	70
Series 3680, Class SA, IF, IO, (4.89% —United States 30 Day Average SOFR), 0.58%, 06/15/2040 (aa)	1,859	117
Series 4023, Class S, IF, IO, (6.14% —United States 30 Day Average SOFR), 1.83%, 03/15/2042 (aa)	840	90
Series 4165, Class TI, IO, 3.00%, 12/15/2042	348	18
Series 4368, Class CZ, SUB, 3.75%, 11/15/2041	2,225	2,152
Series 4479, Class AI, IO, 3.50%, 09/15/2025	109	—	(h)
Series 4598, Class IK, IO, 3.50%, 03/15/2046	503	82
Series 4710, Class EI, IO, 3.50%, 11/15/2031	1,986	109
Series 4751, Class EF, (United States 30 Day Average SOFR + 0.36%), 4.67%, 05/15/2041 (aa)	1,963	1,929
Series 4764, Class WF, (United States 30 Day Average SOFR + 0.41%), 4.72%, 02/15/2048 (aa)	3,994	3,846
Series 4790, Class F, (United States 30 Day Average SOFR + 0.30%), 4.61%, 10/15/2043 (aa)	1,467	1,437
Series 4825, Class SE, IF, IO, (6.09%—United States 30 Day Average SOFR), 1.78%, 09/15/2048 (aa)	3,340	460

SEE NOTES TO FINANCIAL STATEMENTS.

46	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Collateralized Mortgage Obligations — continued
Agency Collateral CMO — continued
Series 4830, Class IL, IO, 4.50%, 04/15/2048	1,442	345
Series 4888, Class IB, IO, 4.00%, 03/15/2047	270	43
Series 4930, Class IP, IO, 3.50%, 09/25/2048	4,266	512
Series 4990, Class MI, IO, 4.00%, 07/25/2050	3,509	775
Series 5003, Class AS, IF, IO, (5.99% —United States 30 Day Average SOFR), 1.68%, 08/25/2050 (aa)	6,330	909
Series 5016, Class PI, IO, 3.00%, 09/25/2050	9,340	1,618
Series 5023, Class BI, IO, 2.00%, 10/25/2050	19,030	2,495
Series 5034, Class MI, IO, 2.00%, 11/25/2050	1,780	240
Series 5034, Class YI, IO, 4.00%, 11/25/2050	2,258	438
Series 5038, Class MI, IO, 4.00%, 11/25/2050	920	194
Series 5047, Class CI, IO, 2.00%, 12/25/2050	1,558	178
Series 5062, Class EI, IO, 2.00%, 01/25/2051	3,344	397
Series 5069, Class DI, IO, 3.50%, 02/25/2041	1,036	144
Series 5069, Class LI, IO, 2.50%, 02/25/2051	13,036	1,843
Series 5071, Class IN, IO, 4.00%, 08/25/2050	4,711	997
Series 5081, Class EI, IO, 2.50%, 03/25/2051	17,664	2,413
Series 5087, Class IL, IO, 3.00%, 03/25/2051	1,737	288
Series 5124, Class LI, IO, 4.50%, 07/25/2051	9,107	2,221
Series 5157, Class IA, IO, 3.00%, 10/25/2051	42,992	6,675
Series 5202, Class UI, IO, 3.50%, 01/25/2052	3,505	581
Series 5227, Class EI, IO, 4.00%, 04/25/2050	3,421	300
Series 5229, Class KI, IO, 4.50%, 08/25/2049	719	117
Series 5383, Class AF, (United States 30 Day Average SOFR + 1.00%), 5.35%, 08/15/2048 (aa)	715	720
FHLMC STRIPs,
Series 365, Class C2, IO, 4.00%, 06/15/2049	3,216	713
Series 399, Class C29, IO, 2.00%, 06/25/2052	8,904	1,120

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Agency Collateral CMO — continued
FNMA Interest STRIP,
Series 399, Class C30, IO, 2.00%, 06/25/2051	69,478	8,613
Series 379, Class S56, IF, IO, (7.79% —United States 30 Day Average SOFR), 3.48%, 05/25/2037 (aa)	292	42
Series 405, Class 1, PO, Zero Coupon, 10/25/2040	242	191
Series 406, Class 23, IO, 6.00%, 11/25/2040 (z)	108	23
Series 413, Class C32, IO, 4.00%, 11/25/2039	1,158	177
Series 429, Class 161, IO, 2.00%, 03/25/2051	2,606	273
Series 429, Class 162, IO, 2.00%, 03/25/2051	2,024	212
Series 429, Class 163, IO, 2.00%, 02/25/2051	477	50
Series 429, Class 164, IO, 2.00%, 03/25/2051	894	95
FNMA REMICS,
Series 2007-30, Class JS, IF, IO, (6.33% — United States 30 Day Average SOFR), 2.02%, 04/25/2037 (aa)	1,169	136
Series 2012-35, Class SP, IF, IO, (6.39% —United States 30 Day Average SOFR), 2.08%, 04/25/2042 (aa)	1,744	217
Series 2012-53, Class IO, IO, 3.50%, 05/25/2027	132	2
Series 2012-135, Class SB, IF, IO, (5.99% — United States 30 Day Average SOFR), 1.68%, 12/25/2042 (aa)	773	89
Series 2013-30, Class CA, 1.50%, 04/25/2043	1,091	913
Series 2013-109, Class BO, PO, Zero Coupon, 07/25/2043	411	232
Series 2014-47, Class FB, (United States 30 Day Average SOFR + 0.46%), 4.81%, 08/25/2054 (aa)	1,913	1,872
Series 2016-26, Class SY, IF, (6.77% —United States 30 Day Average SOFR), 0.00%, 11/25/2042 (aa)	514	327
Series 2016-40, Class EF, (United States 30 Day Average SOFR + 0.56%), 4.91%, 07/25/2046 (aa)	454	451
Series 2016-63, Class AS, IF, IO, (5.89% — United States 30 Day Average SOFR), 1.58%, 09/25/2046 (aa)	1,208	146
Series 2016-68, Class WI, IO, 2.03%, 10/25/2046 (z)	2,924	217
Series 2016-71, Class NI, IO, 3.50%, 04/25/2046	620	73

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	47

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Collateralized Mortgage Obligations — continued
Agency Collateral CMO — continued
Series 2017-97, Class BF, (United States 30 Day Average SOFR + 0.41%), 4.72%, 12/25/2047 (aa)	3,834	3,731
Series 2018-67, Class HF, (United States 30 Day Average SOFR + 0.41%), 4.72%, 09/25/2048 (aa)	2,085	2,016
Series 2018-67, Class SH, IF, IO, (6.09% — United States 30 Day Average SOFR), 1.78%, 09/25/2048 (aa)	2,606	323
Series 2019-47, Class SI, IO, 1.87%, 08/25/2049 (z)	8,778	885
Series 2019-48, Class IB, IO, 0.66%, 06/25/2039 (z)	17,126	308
Series 2019-53, Class IA, IO, 2.04%, 09/25/2049 (z)	18,039	1,555
Series 2019-68, Class US, IF, IO, (5.89% — United States 30 Day Average SOFR), 1.58%, 11/25/2049 (aa)	5,748	745
Series 2019-78, Class DI, IO, 4.50%, 11/25/2049	484	89
Series 2020-29, Class SA, IO, 1.80%, 05/25/2050 (z)	3,792	225
Series 2020-33, Class IO, IO, 1.71%, 05/25/2050 (z)	9,153	546
Series 2020-42, Class CI, IO, 3.00%, 06/25/2050	11,131	1,644
Series 2020-60, Class BI, IO, 3.50%, 09/25/2050	9,933	1,754
Series 2020-68, Class CI, IO, 3.00%, 10/25/2050	7,476	1,335
Series 2020-74, Class PI, IO, 2.00%, 12/25/2049	8,856	1,069
Series 2020-89, Class IG, IO, 3.00%, 12/25/2050	1,305	232
Series 2020-89, Class IM, IO, 2.00%, 12/25/2050	8,919	1,162
Series 2020-89, Class LI, IO, 3.00%, 12/25/2050	10,117	1,729
Series 2021-3, Class TI, IO, 2.50%, 02/25/2051	2,365	396
Series 2021-8, Class WI, IO, 2.32%, 03/25/2051 (z)	10,000	761
Series 2021-8, Class YF, (United States 30 Day Average SOFR + 0.20%), 4.55%, 03/25/2061 (aa)	6,328	6,338
Series 2021-36, Class YI, IO, 2.26%, 06/25/2061 (z)	11,409	861
Series 2022-52, Class IH, IO, 3.00%, 03/25/2051	9,258	1,618
Series 2024-10, Class AF, (United States 30 Day Average SOFR + 0.90%), 5.25%, 12/25/2050 (aa)	1,968	1,971

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Agency Collateral CMO — continued
Series 2024-38, Class FA, (United States 30 Day Average SOFR + 0.80%), 5.15%, 01/25/2051 (aa)	4,963	4,963
GNMA,
Series 2015-H03, Class FA, (CME Term SOFR 1 Month + 0.61%), 4.95%, 12/20/2064 (aa)	15	15
Series 2015-H33, Class FA, (CME Term SOFR 1 Month + 0.77%), 5.11%, 12/20/2065 (aa)	4,853	4,855
Series 2017-H03, Class HA, 3.00%, 01/20/2067	2,324	2,289
Series 2018-H01, Class FA, (CME Term SOFR 1 Year + 0.87%), 5.10%, 01/20/2068 (aa)	2,131	2,146
Series 2019-65, Class ID, IO, 4.00%, 02/20/2049	1,013	126
Series 2019-H02, Class JA, 3.50%, 12/20/2068	1,669	1,594
Series 2019-H06, Class PT, 3.50%, 01/20/2069 (z)	1,546	1,496
Series 2019-H08, Class FE, (CME Term SOFR 1 Month + 0.76%), 5.10%, 01/20/2069 (aa)	4,662	4,634
Series 2019-H15, Class GA, 2.25%, 08/20/2069	109	106
Series 2019-H16, Class FD, (CME Term SOFR 1 Month + 0.91%), 5.25%, 10/20/2069 (aa)	2,048	2,051
Series 2020-142, Class LI, IO, 2.50%, 09/20/2050	9,210	1,283
Series 2020-142, Class MT, IF, IO, (6.04% — CME Term SOFR 1 Month), 0.05%, 07/20/2047 (aa)	10,880	20
Series 2020-142, Class TN, IF, IO, (6.09% — CME Term SOFR 1 Month), 0.10%, 09/20/2047 (aa)	14,454	57
Series 2020-176, Class FW, (CME Term SOFR 1 Month + 0.41%), 4.00%, 11/20/2050 (aa)	2,350	2,119
Series 2020-H12, Class F, (CME Term SOFR 1 Month + 0.61%), 4.95%, 07/20/2070 (aa)	1,359	1,345
Series 2020-H13, Class FA, (CME Term SOFR 1 Month + 0.56%), 4.90%, 07/20/2070 (aa)	8,414	8,309
Series 2020-H14, Class FH, (CME Term SOFR 1 Month + 1.36%), 5.70%, 08/20/2070 (aa)	6,722	6,830
Series 2020-H15, Class FH, (CME Term SOFR 1 Month + 1.16%), 5.50%, 07/20/2070 (aa)	2,486	2,511
Series 2020-H15, Class FK, (CME Term SOFR 1 Month + 1.36%), 5.70%, 04/20/2070 (aa)	4,475	4,544

SEE NOTES TO FINANCIAL STATEMENTS.

48	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Collateralized Mortgage Obligations — continued
Agency Collateral CMO — continued
Series 2020-H16, Class FN, (CME Term SOFR 1 Month + 1.36%), 5.70%, 09/20/2070 (aa)	1,653	1,680
Series 2021-23, Class GI, IO, 2.00%, 02/20/2051	10,204	1,199
Series 2021-44, Class TF, (United States 30 Day Average SOFR + 0.30%), 4.00%, 03/20/2051 (aa)	2,225	1,999
Series 2021-122, Class IT, IO, 2.50%, 07/20/2051	10,273	1,630
Series 2021-206, Class IG, IO, 2.50%, 09/20/2051	8,508	800
Series 2021-223, Class QI, IO, 2.50%, 10/20/2051	9,137	906
Series 2021-H03, Class ML, 6.58%, 01/20/2071 (z)	4,900	4,973
Series 2021-H05, Class FJ, (United States 30 Day Average SOFR + 0.75%), 5.05%, 03/20/2071 (aa)	243	242
Series 2021-H12, Class DF, (United States 30 Day Average SOFR + 1.50%), 5.80%, 08/20/2071 (aa)	1,970	2,011
Series 2021-H14, Class HF, (United States 30 Day Average SOFR + 1.50%), 5.80%, 09/20/2071 (aa)	7,619	7,773
Series 2021-H15, Class HB, 1.25%, 09/20/2065	110	100
Series 2021-H16, Class F, (United States 30 Day Average SOFR + 1.50%), 5.80%, 09/20/2071 (aa)	9,838	10,047
Series 2022-H09, Class FA, (United States 30 Day Average SOFR + 0.67%), 4.97%, 04/20/2072 (aa)	775	767
Series 2023-H02, Class FA, (United States 30 Day Average SOFR + 0.90%), 5.20%, 01/20/2073 (aa)	2,803	2,805
Series 2023-H02, Class FL, (United States 30 Day Average SOFR + 0.90%), 5.20%, 01/20/2073 (aa)	8,179	8,222
Series 2023-H02, Class JF, (United States 30 Day Average SOFR + 0.90%), 5.20%, 01/20/2073 (aa)	6,499	6,529
Series 2023-H03, Class FA, (United States 30 Day Average SOFR + 0.87%), 5.17%, 02/20/2073 (aa)	11,452	11,489
Series 2023-H09, Class FA, (United States 30 Day Average SOFR + 0.80%), 5.10%, 04/20/2073 (aa)	1,797	1,802
Series 2023-H11, Class FC, (United States 30 Day Average SOFR + 1.10%), 5.40%, 05/20/2073 (aa)	8,352	8,471
Series 2023-H11, Class FD, (United States 30 Day Average SOFR + 1.15%), 5.45%, 05/20/2073 (aa)	1,440	1,453

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Agency Collateral CMO — continued
Series 2023-H15, Class FB, (United States 30 Day Average SOFR + 1.00%), 5.30%, 03/20/2073 (aa)	1,997	2,004
Series 2023-H27, Class FD, (United States 30 Day Average SOFR + 1.10%), 5.40%, 11/20/2073 (aa)	4,840	4,908
Series 2024-H01, Class FB, (United States 30 Day Average SOFR + 0.90%), 5.20%, 01/20/2074 (aa)	2,894	2,901
Series 2024-H02, Class FH, (United States 30 Day Average SOFR + 0.93%), 5.23%, 01/20/2074 (aa)	5,155	5,178
Series 2024-H02, Class FJ, (United States 30 Day Average SOFR + 1.00%), 5.30%, 12/20/2073 (aa)	3,841	3,851
Series 2024-H07, Class FC, (United States 30 Day Average SOFR + 0.65%), 4.95%, 02/20/2074 (aa)	2,173	2,169
Series 2024-H11, Class FD, (United States 30 Day Average SOFR + 0.90%), 5.20%, 07/20/2074 (aa)	3,039	3,046
Series 2025-79, Class NA, 3.50%, 11/20/2049	3,341	3,211

Total Agency Collateral CMO		235,689

Agency Collateral Supp CMO — 0.0% (g)
FNMA REMICS, Series 2014-34, Class US, IF, (8.37% — United States 30 Day Average SOFR), 0.00%, 06/25/2044 (aa)	67	59

Agency Collateral PAC CMO — 0.0% (g)
FHLMC REMICS,
Series 4056, Class GS, IF, IO, (6.54% — United States 30 Day Average SOFR), 2.23%, 12/15/2041 (aa)	297	26
Series 4134, Class PI, IO, 3.00%, 11/15/2042	382	39
Series 4147, Class JI, IO, 3.50%, 12/15/2032	3,161	230
Series 4881, Class IK, IO, 4.00%, 05/15/2049	1,440	279
Series 5013, Class IQ, IO, 3.50%, 09/25/2050	4,234	710
Series 5045, Class DI, IO, 2.50%, 11/25/2050	2,475	346
Series 5056, Class PI, IO, 2.50%, 12/25/2050	7,343	994
Series 5065, Class IG, IO, 3.00%, 01/25/2051	2,924	479
Series 5109, Class IE, IO, 2.50%, 05/25/2051	902	117
Series 5210, Class AI, IO, 3.50%, 01/25/2042	3,436	402
FNMA REMICS,
Series 2018-77, Class PF, (United States 30 Day Average SOFR + 0.41%), 4.72%, 10/25/2048 (aa)	1,689	1,634

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	49

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Collateralized Mortgage Obligations — continued
Agency Collateral PAC CMO — continued
Series 2020-86, Class PI, IO, 2.50%, 12/25/2050	2,873	399
Series 2020-99, Class IQ, IO, 3.00%, 01/25/2051	830	145
Series 2021-47, Class PI, IO, 2.50%, 07/25/2051	580	70

Total Agency Collateral PAC CMO		5,870

Total Collateralized Mortgage Obligations (Cost $281,556)		267,087

Commercial Mortgage-Backed Securities — 0.4%
Commercial MBS — 0.4%
AREIT LLC, (Bermuda), Series 2023-CRE8, Class A, (CME Term SOFR 1 Month + 2.11%), 6.43%, 08/17/2041 (e) (aa)	1,665	1,670
BANK,
Series 2017-BNK7, Class AS, 3.75%, 09/15/2060	750	728
Series 2018-BN13, Class A5, 4.22%, 08/15/2061 (z)	500	494
Series 2018-BN15, Class A4, 4.41%, 11/15/2061 (z)	1,235	1,231
Barclays Commercial Mortgage Trust,
Series 2019-C5, Class A4, 3.06%, 11/15/2052	1,000	940
Series 2019-C5, Class ASB, 2.99%, 11/15/2052	422	412
BBCMS Mortgage Trust,
Series 2020-C6, Class ASB, 2.60%, 02/15/2053	552	532
Series 2020-C7, Class A5, 2.04%, 04/15/2053	210	186
BCP Trust, Series 2021-330N, Class A, (CME Term SOFR 1 Month + 0.91%), 5.23%, 06/15/2038 (e) (aa)	2,800	2,519
Benchmark Mortgage Trust,
Series 2020-B16, Class AM, 2.94%, 02/15/2053 (z)	350	315
Series 2020-B17, Class A5, 2.29%, 03/15/2053	500	443
Series 2020-B20, Class A5, 2.03%, 10/15/2053	750	647
BMO Mortgage Trust, Series 2023-C5, Class A5, 5.77%, 06/15/2056	832	868
BWAY Mortgage Trust, Series 2021-1450, Class A, (CME Term SOFR 1 Month + 1.36%), 5.68%, 09/15/2036 (e) (aa)	4,600	4,435
BX Commercial Mortgage Trust, Series 2021-21M, Class A, (CME Term SOFR 1 Month + 0.84%), 5.16%, 10/15/2036 (e) (aa)	893	892
CD Mortgage Trust, Series 2017-CD5, Class AAB, 3.22%, 08/15/2050	395	391
CGMS Commercial Mortgage Trust, Series 2017-B1, Class A4, 3.46%, 08/15/2050	1,100	1,077

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Commercial MBS — continued
Citigroup Commercial Mortgage Trust,
Series 2015-GC33, Class AS, 4.11%, 09/10/2058	500	496
Series 2019-GC41, Class AS, 3.02%, 08/10/2056	250	228
COMM Mortgage Trust, Series 2016-CR28, Class ASB, 3.53%, 02/10/2049	28	28
CSAIL Commercial Mortgage Trust, Series 2016-C7, Class ASB, 3.31%, 11/15/2049	1	2
CSMC, Series 2020-FACT, Class A, (CME Term SOFR 1 Month + 1.96%), 6.28%, 10/15/2037 (e) (aa)	2,100	2,086
FHLMC Multifamily Structured Pass Through Certificates,
Series K057, Class A2, 2.57%, 07/25/2026	808	794
Series K063, Class A2, 3.43%, 01/25/2027 (z)	1,000	988
Series K071, Class A2, 3.29%, 11/25/2027	500	491
Series K073, Class A2, 3.35%, 01/25/2028	1,000	983
Series K075, Class A2, 3.65%, 02/25/2028 (z)	500	495
Series K094, Class A2, 2.90%, 06/25/2029	112	107
Series K103, Class A2, 2.65%, 11/25/2029	500	471
Series K108, Class A2, 1.52%, 03/25/2030	304	271
Series K117, Class A2, 1.41%, 08/25/2030	1,500	1,311
Series K118, Class A2, 1.49%, 09/25/2030	500	438
Series K737, Class A2, 2.53%, 10/25/2026	650	637
Series K755, Class A2, 5.20%, 02/25/2031	2,000	2,089
Series KJ50, Class A2, 4.23%, 10/25/2034 (z)	5,900	5,802
Series K-152, Class A2, 3.78%, 11/25/2032 (z)	2,500	2,400
Series K-161, Class A2, 4.90%, 10/25/2033 (z)	1,500	1,540
FNMA-ACES,
Series 2015-M10, Class A2, 3.09%, 04/25/2027 (z)	363	356
Series 2016-M5, Class A2, 2.47%, 04/25/2026	400	393
Series 2017-M11, Class A2, 2.98%, 08/25/2029	851	813
Series 2017-M12, Class A2, 3.16%, 06/25/2027 (z)	82	80

SEE NOTES TO FINANCIAL STATEMENTS.

50	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Commercial Mortgage-Backed Securities — continued
Commercial MBS — continued
Series 2017-M13, Class A2, 3.03%, 09/25/2027 (z)		450	439
Series 2018-M8, Class A2, 3.41%, 06/25/2028 (z)		898	880
Series 2020-M46, Class A2, 1.32%, 05/25/2030		979	868
GS Mortgage Securities Trust, Series 2019-GSA1, Class A4, 3.05%, 11/10/2052		250	236
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C29, Class A4, 3.33%, 05/15/2049		500	493
Series 2016-C31, Class A5, 3.10%, 11/15/2049		500	487
Series 2016-C32, Class A4, 3.72%, 12/15/2049		1,000	987
Multifamily Housing Mortgage Loan Trust 2025-Q034, Series Q034, Class APT2, 2.86%, 07/25/2054 (z)		5,700	5,494
UBS Commercial Mortgage Trust,
Series 2018-C11, Class AS, 4.49%, 06/15/2051 (z)		1,463	1,424
Series 2018-C11, Class ASB, 4.12%, 06/15/2051		395	392
Series 2018-C12, Class A5, 4.30%, 08/15/2051		1,380	1,365
Wells Fargo Commercial Mortgage Trust,
Series 2017-C39, Class A5, 3.42%, 09/15/2050		1,000	970
Series 2017-C40, Class A4, 3.58%, 10/15/2050		550	539
Series 2018-C44, Class A5, 4.21%, 05/15/2051		1,000	987
Series 2021-C60, Class A4, 2.34%, 08/15/2054		550	481
Total Commercial MBS			57,121

Total Commercial Mortgage-Backed Securities (Cost $60,120)			57,121

Corporate Bonds —14.3%
Basic Materials — 0.3%
Chemicals — 0.2%
Air Products and Chemicals, Inc.,
2.05%, 05/15/2030		85	77
2.80%, 05/15/2050		5	3
3.25%, 06/16/2032	EUR	5,800	6,785
4.00%, 03/03/2035	EUR	900	1,094
Argentum Netherlands BV for Givaudan SA, (Netherlands), Reg. S, 2.00%, 09/17/2030	EUR	1,000	1,121
CF Industries, Inc., 4.50%, 12/01/2026 (e)		1,800	1,801
Dow Chemical Co. (The),
5.25%, 11/15/2041		600	549
6.90%, 05/15/2053		95	102

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Chemicals — continued
DuPont de Nemours, Inc.,
4.73%, 11/15/2028		854	867
5.32%, 11/15/2038		24	25
5.42%, 11/15/2048		297	299
Eastman Chemical Co., 5.63%, 02/20/2034		15	15
Ecolab, Inc.,
1.30%, 01/30/2031		26	22
2.13%, 02/01/2032		75	65
2.70%, 12/15/2051		2	1
FMC Corp., 5.65%, 05/18/2033		1,665	1,646
Givaudan Finance Europe BV, (Netherlands), Reg. S, 1.00%, 04/22/2027	EUR	100	115
Huntsman International LLC, 4.50%, 05/01/2029		975	925
LANXESS AG, (Germany), Reg. S, 0.63%, 12/01/2029	EUR	100	105
Linde Finance BV, (Netherlands),
Reg. S, 0.25%, 05/19/2027	EUR	200	227
Reg. S, 0.55%, 05/19/2032	EUR	800	794
Linde plc, (Ireland),
Reg. S, 0.00%, 09/30/2026	EUR	500	573
Reg. S, 1.00%, 09/30/2051	EUR	2,500	1,577
Nutrien Ltd., (Canada),
5.25%, 03/12/2032		1,000	1,019
5.40%, 06/21/2034		820	834
PPG Industries, Inc., 1.20%, 03/15/2026		5	5
RPM International, Inc.,
2.95%, 01/15/2032		50	44
3.75%, 03/15/2027		190	188
4.55%, 03/01/2029		50	50
Sherwin-Williams Co. (The), 4.80%, 09/01/2031		20	20
Syensqo SA, (Belgium), Reg. S, 2.75%, 12/02/2027	EUR	1,000	1,182
Yara International ASA, (Norway), 3.15%, 06/04/2030 (e)		2,000	1,851

			23,981

Forest Products & Paper — 0.0% (g)
Georgia-Pacific LLC, 8.88%, 05/15/2031		10	12

Iron/Steel — 0.0% (g)
Steel Dynamics, Inc., 3.25%, 01/15/2031		2,640	2,463

Mining — 0.1%
Barrick PD Australia Finance Pty Ltd., (Australia), 5.95%, 10/15/2039		920	954
BHP Billiton Finance USA Ltd., (Australia),
4.75%, 02/28/2028		10	10
5.25%, 09/08/2030		9	9
5.30%, 02/21/2035		2,450	2,502
Freeport-McMoRan, Inc.,
4.13%, 03/01/2028		1,500	1,480
5.40%, 11/14/2034		4	4
5.45%, 03/15/2043		30	28

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	51

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Mining — continued
Kinross Gold Corp., (Canada),
4.50%, 07/15/2027		2,500	2,502
6.25%, 07/15/2033		1,070	1,151
Newmont Corp. / Newcrest Finance Pty Ltd, 5.35%, 03/15/2034		550	564
Norsk Hydro ASA, (Norway), Reg. S, 2.00%, 04/11/2029	EUR	800	915
Rio Tinto Finance USA Ltd., (Australia), 2.75%, 11/02/2051		26	16
Rio Tinto Finance USA plc, (United Kingdom),
4.50%, 03/14/2028		115	116
4.88%, 03/14/2030		800	815
5.00%, 03/14/2032		720	733
5.25%, 03/14/2035		190	193
5.75%, 03/14/2055		50	50
Silfin NV, (Belgium), Reg. S, 5.13%, 07/17/2030	EUR	2,500	3,119
Southern Copper Corp.,
5.25%, 11/08/2042		127	118
5.88%, 04/23/2045		60	59
Yamana Gold, Inc., (Canada), 2.63%, 08/15/2031		2,705	2,387

			17,725

Total Basic Materials			44,181

Communications — 0.8%
Advertising — 0.0% (g)
Interpublic Group of Cos., Inc. (The), 3.38%, 03/01/2041		4	3
Omnicom Group, Inc., 5.30%, 11/01/2034		50	50
Publicis Groupe SA, (France), Reg. S, 3.38%, 06/12/2032	EUR	1,400	1,645

			1,698

Internet — 0.2%
Alibaba Group Holding Ltd., (Cayman Islands), 5.25%, 05/26/2035 (e)		175	177
Alphabet, Inc.,
1.90%, 08/15/2040		700	470
2.25%, 08/15/2060		25	13
3.88%, 05/06/2045	EUR	1,400	1,633
5.30%, 05/15/2065		40	39
Booking Holdings, Inc.,
0.50%, 03/08/2028	EUR	4,500	5,033
1.80%, 03/03/2027	EUR	1,500	1,751
3.63%, 11/12/2028	EUR	339	412
4.13%, 05/12/2033	EUR	957	1,175
4.13%, 05/09/2038	EUR	2,000	2,366
4.50%, 11/15/2031	EUR	1,869	2,353
Expedia Group, Inc., 4.63%, 08/01/2027		700	703
Meta Platforms, Inc.,
4.55%, 08/15/2031		95	96
5.55%, 08/15/2064		255	250

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Internet — continued
Netflix, Inc.,
Reg. S, 3.63%, 06/15/2030	EUR	2,601	3,171
5.40%, 08/15/2054		20	19
Prosus NV, (Netherlands),
Reg. S, 1.54%, 08/03/2028	EUR	1,000	1,127
Reg. S, 1.99%, 07/13/2033	EUR	3,637	3,712
Reg. S, 2.09%, 01/19/2030	EUR	1,000	1,116
Uber Technologies, Inc., 5.35%, 09/15/2054		15	14
VeriSign, Inc.,
2.70%, 06/15/2031		49	44
4.75%, 07/15/2027		27	27
5.25%, 06/01/2032		20	20

			25,721

Media — 0.1%
Charter Communications Operating LLC / Charter Communications Operating Capital,
3.50%, 03/01/2042		354	253
3.70%, 04/01/2051		894	596
3.90%, 06/01/2052		480	330
5.13%, 07/01/2049		560	466
Comcast Corp.,
0.25%, 09/14/2029	EUR	3,100	3,292
1.50%, 02/15/2031		90	77
1.88%, 02/20/2036	GBP	575	571
1.95%, 01/15/2031 (jj)		2,875	2,519
2.94%, 11/01/2056		35	21
3.20%, 07/15/2036		5	4
4.25%, 10/15/2030		160	159
5.10%, 06/01/2029		20	21
Cox Communications, Inc.,
5.45%, 09/01/2034 (e)		985	972
5.95%, 09/01/2054 (e)		580	539
Discovery Communications LLC, 4.13%, 05/15/2029		940	808
FactSet Research Systems, Inc.,
2.90%, 03/01/2027		955	930
3.45%, 03/01/2032		47	43
Fox Corp.,
5.48%, 01/25/2039		95	93
5.58%, 01/25/2049		8	8
6.50%, 10/13/2033		390	422
Informa plc, (United Kingdom),
Reg. S, 3.13%, 07/05/2026	GBP	1,100	1,487
Reg. S, 3.63%, 10/23/2034	EUR	1,148	1,333
ITV plc, (United Kingdom), Reg. S, 4.25%, 06/19/2032	EUR	2,188	2,621
Pearson Funding plc, (United Kingdom), Reg. S, 5.38%, 09/12/2034	GBP	1,100	1,494
RAI-Radiotelevisione Italiana SpA, (Italy), Reg. S, 4.38%, 07/10/2029	EUR	100	122

SEE NOTES TO FINANCIAL STATEMENTS.

52	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Media — continued
TDF Infrastructure SASU, (France), Reg. S, 1.75%, 12/01/2029	EUR	2,300	2,544
Time Warner Cable LLC,
4.50%, 09/15/2042		270	215
5.50%, 09/01/2041		800	728

			22,668

Telecommunications — 0.5%
America Movil SAB de CV, (Mexico),
2.13%, 03/10/2028	EUR	1,300	1,509
4.38%, 08/07/2041	GBP	1,500	1,721
4.70%, 07/21/2032		200	199
5.00%, 10/27/2026	GBP	1,200	1,654
AT&T, Inc.,
1.70%, 03/25/2026		62	61
2.05%, 05/19/2032	EUR	200	217
3.50%, 06/01/2041		2,140	1,681
3.65%, 06/01/2051		1,800	1,281
4.25%, 06/01/2043	GBP	200	217
4.30%, 12/15/2042		12	10
5.40%, 02/15/2034		1,280	1,315
7.00%, 04/30/2040	GBP	400	599
Cisco Systems, Inc.,
5.10%, 02/24/2035		71	73
5.50%, 02/24/2055		20	20
Corning, Inc., 5.45%, 11/15/2079		15	14
Deutsche Telekom International Finance BV, (Netherlands), 8.75%, 06/15/2030		50	59
Elisa OYJ, (Finland), Reg. S, 2.88%, 05/14/2030	EUR	1,875	2,192
Emirates Telecommunications Group Co. PJSC, (United Arab Emirates), Reg. S, 0.88%, 05/17/2033	EUR	1,600	1,568
Motorola Solutions, Inc.,
2.75%, 05/24/2031		120	108
5.40%, 04/15/2034		1,180	1,203
NBN Co. Ltd., (Australia),
Reg. S, 4.13%, 03/15/2029	EUR	2,000	2,462
Reg. S, 5.35%, 03/06/2035	AUD	500	335
Nokia OYJ, (Finland), 6.63%, 05/15/2039		50	52
Optus Finance Pty Ltd., (Australia), Reg. S, 1.00%, 06/20/2029	EUR	1,400	1,525
Orange SA, (France),
Reg. S, 3.25%, 01/15/2032	GBP	1,100	1,378
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.65%), 3.88%, 03/24/2032 (x) (aa)	EUR	3,000	3,493
9.00%, 03/01/2031		120	146
OTE plc, (United Kingdom), Reg. S, 0.88%, 09/24/2026	EUR	100	116
Proximus SADP, (Belgium),
Reg. S, 0.75%, 11/17/2036	EUR	200	175
Reg. S, 3.75%, 03/27/2034	EUR	200	239

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Telecommunications — continued
Reg. S, 3.75%, 04/08/2035	EUR	200	235
Reg. S, 4.00%, 03/08/2030	EUR	200	246
Reg. S, 4.13%, 11/17/2033	EUR	300	369
Rogers Communications, Inc., (Canada), 5.30%, 02/15/2034		1,550	1,552
SES SA, (Luxembourg), Reg. S, 3.50%, 01/14/2029	EUR	100	118
Sprint Capital Corp.,
6.88%, 11/15/2028		2,621	2,813
8.75%, 03/15/2032		90	109
Swisscom AG, (Switzerland), Reg. S, 0.13%, 09/15/2032	CHF	430	514
Swisscom Finance BV, (Netherlands), Reg. S, 3.88%, 05/29/2044	EUR	2,875	3,286
Tele2 AB, (Sweden), Reg. S, 3.75%, 11/22/2029	EUR	7,800	9,457
Telefonaktiebolaget LM Ericsson, (Sweden), Reg. S, 1.00%, 05/26/2029	EUR	1,315	1,428
Telefonica Emisiones SA, (Spain), 7.05%, 06/20/2036		166	184
Telekom Finanzmanagement GmbH, (Austria), Reg. S, 1.50%, 12/07/2026	EUR	200	233
Telenor ASA, (Norway), Reg. S, 3.38%, 04/01/2032	EUR	8,575	10,228
Telia Co. AB, (Sweden), Reg. S, 2.13%, 02/20/2034	EUR	700	748
Telstra Group Ltd., (Australia),
Reg. S, 1.00%, 04/23/2030	EUR	1,025	1,108
Reg. S, 3.75%, 05/04/2031	EUR	3,500	4,276
T-Mobile USA, Inc.,
3.30%, 02/15/2051		10	7
3.60%, 11/15/2060		324	216
3.88%, 04/15/2030		3,575	3,472
4.38%, 04/15/2040		12	10
4.50%, 04/15/2050		100	83
5.15%, 04/15/2034		10	10
5.25%, 06/15/2055		200	183
5.50%, 01/15/2055		105	100
Verizon Communications, Inc.,
1.68%, 10/30/2030		8	7
2.10%, 03/22/2028		115	109
2.50%, 04/08/2031	GBP	1,000	1,213
2.55%, 03/21/2031		437	392
2.65%, 11/20/2040		950	670
2.99%, 10/30/2056		130	78
3.88%, 03/01/2052		370	276
4.02%, 12/03/2029		2	2
4.78%, 02/15/2035		20	19

			69,373

Total Communications			119,460

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	53

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Consumer Cyclical — 0.8%
Airlines — 0.0% (g)
Delta Air Lines, Inc. / SkyMiles IP Ltd., (Multinational), 4.75%, 10/20/2028 (e)		1,740	1,744
International Consolidated Airlines Group SA, (Spain), Reg. S, 3.75%, 03/25/2029	EUR	800	964
Southwest Airlines Co., 5.13%, 06/15/2027		1,150	1,160
United Airlines, Inc.,
4.38%, 04/15/2026 (e)		525	522
4.63%, 04/15/2029 (e)		360	349

			4,739

Apparel — 0.0% (g)
LVMH Moet Hennessy Louis Vuitton SE, (France), Reg. S, 1.13%, 02/11/2027	GBP	1,200	1,575
Tapestry, Inc.,
5.10%, 03/11/2030		55	56
5.50%, 03/11/2035		155	155

			1,786

Auto Manufacturers — 0.4%
American Honda Finance Corp.,
1.50%, 10/19/2027	GBP	2,300	2,951
2.85%, 06/27/2028	EUR	2,000	2,359
3.30%, 03/21/2029	EUR	2,700	3,212
3.75%, 10/25/2027	EUR	3,300	3,989
3.95%, 03/19/2032	EUR	2,600	3,122
Cummins, Inc., 5.45%, 02/20/2054		22	21
Ford Motor Co., 3.25%, 02/12/2032		700	591
Ford Motor Credit Co. LLC,
3.62%, 07/27/2028	EUR	2,325	2,741
4.00%, 11/13/2030		545	497
4.45%, 02/14/2030	EUR	1,875	2,242
4.95%, 05/28/2027		3,065	3,045
5.88%, 11/07/2029		1,800	1,805
6.80%, 11/07/2028		200	207
7.35%, 03/06/2030		1,120	1,182
General Motors Co.,
5.20%, 04/01/2045		560	480
6.25%, 10/02/2043		55	54
6.60%, 04/01/2036		520	551
General Motors Financial Co., Inc.,
2.35%, 02/26/2027		10	10
2.70%, 08/20/2027		1,450	1,392
2.70%, 06/10/2031		585	512
5.00%, 04/09/2027		1,120	1,127
5.35%, 01/07/2030		3,200	3,238
Hyundai Capital America,
4.88%, 11/01/2027 (e)		1,815	1,823
4.90%, 06/23/2028 (e)		2,295	2,311
5.00%, 01/07/2028 (e)		1,750	1,763
6.50%, 01/16/2029 (e)		1,085	1,143

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Auto Manufacturers — continued
Mercedes-Benz Group AG, (Germany), Reg. S, 1.13%, 11/06/2031	EUR	15	16
Nissan Motor Co. Ltd., (Japan), 3.52%, 09/17/2025 (e)		3,000	2,981
RCI Banque SA, (France), Reg. S, 1.13%, 01/15/2027	EUR	800	921
Stellantis Finance US, Inc., 2.69%, 09/15/2031 (e)		635	537
Volkswagen Bank GmbH, (Germany), Reg. S, 4.63%, 05/03/2031	EUR	2,500	3,090
Volkswagen Financial Services AG, (Germany), Reg. S, 2.25%, 10/16/2026	EUR	10	12
Volkswagen Financial Services NV, (Netherlands), Reg. S, 1.13%, 07/05/2026	GBP	1,000	1,325
Volkswagen Group of America Finance LLC, 5.30%, 03/22/2027 (e)		1,540	1,554
Volkswagen International Finance NV, (Netherlands),
Reg. S, (EUR Swap Rate 9 Year + 3.96%), 3.88%, 06/17/2029 (x) (aa)	EUR	2,000	2,259
Reg. S, 4.25%, 03/29/2029	EUR	1,500	1,831
Reg. S, (EUR Swap Rate 12 Year + 2.97%), 4.63%, 03/24/2026 (x) (aa)	EUR	25	30
Reg. S, (ICE EURIBOR Swap Rate 8 Year + 3.49%), 5.99%, 11/15/2033 (x) (aa)	EUR	900	1,070
Volkswagen Leasing GmbH, (Germany), Reg. S, 0.38%, 07/20/2026	EUR	1,500	1,730
Volvo Treasury AB, (Sweden), Reg. S, 3.13%, 08/26/2027	EUR	269	321

			60,045

Auto Parts & Equipment — 0.1%
Cie Generale des Etablissements Michelin SCA, (France), Reg. S, 0.63%, 11/02/2040	EUR	300	225
Magna International, Inc., (Canada), 2.45%, 06/15/2030		1,000	905
Robert Bosch GmbH, (Germany), Reg. S, 4.00%, 06/02/2035	EUR	4,500	5,432
Robert Bosch Investment Nederland BV, (Netherlands), Reg. S, 4.00%, 05/28/2037	EUR	2,800	3,311

			9,873

Distribution/Wholesale — 0.0% (g)
LKQ Corp., 5.75%, 06/15/2028		55	57

Entertainment — 0.1%
Smithsonian Institution,
1.51%, 09/01/2026		25	24
1.61%, 09/01/2027		35	33
1.87%, 09/01/2029		1,000	909

SEE NOTES TO FINANCIAL STATEMENTS.

54	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Entertainment — continued
Universal Music Group NV, (Netherlands),
Reg. S, 3.75%, 06/30/2032	EUR	3,700	4,470
Reg. S, 4.00%, 06/13/2031	EUR	1,608	1,974
Warnermedia Holdings, Inc.,
4.30%, 01/17/2030	EUR	2,023	2,354
5.05%, 03/15/2042		865	510
5.14%, 03/15/2052		140	86

			10,360

Food Service — 0.0% (g)
Compass Group plc, (United Kingdom), Reg. S, 2.00%, 07/03/2029	GBP	2,500	3,149

Home Builders — 0.0% (g)
Berkeley Group plc (The), (United Kingdom), Reg. S, 2.50%, 08/11/2031	GBP	172	197
DR Horton, Inc., 5.50%, 10/15/2035		190	193
MDC Holdings, Inc., 6.00%, 01/15/2043		5	5
NVR, Inc., 3.00%, 05/15/2030		112	104
PulteGroup, Inc.,
6.38%, 05/15/2033		24	26
7.88%, 06/15/2032		30	35

			560

Leisure Time — 0.0% (g)
Amadeus IT Group SA, (Spain),
Reg. S, 2.88%, 05/20/2027	EUR	500	592
Reg. S, 3.38%, 03/25/2030	EUR	1,500	1,792

			2,384

Lodging — 0.1%
Hyatt Hotels Corp.,
4.38%, 09/15/2028		10	10
5.25%, 06/30/2029		275	280
5.75%, 03/30/2032		80	82
Las Vegas Sands Corp., 5.63%, 06/15/2028		1,680	1,713
Marriott International, Inc.,
5.00%, 10/15/2027		745	757
5.35%, 03/15/2035		68	69
5.45%, 09/15/2026		87	88
5.50%, 04/15/2037		740	741
Series HH, 2.85%, 04/15/2031		624	566
Whitbread Group plc, (United Kingdom), Reg. S, 2.38%, 05/31/2027	GBP	1,000	1,308

			5,614

Retail — 0.1%
Alimentation Couche-Tard, Inc., (Canada), 5.27%, 02/12/2034 (e)		560	560
AutoNation, Inc., 4.75%, 06/01/2030		1,300	1,292
AutoZone, Inc.,
1.65%, 01/15/2031		2,595	2,223
4.75%, 02/01/2033		650	643
5.20%, 08/01/2033		25	25

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Retail — continued
5.40%, 07/15/2034		30	31
Darden Restaurants, Inc.,
4.35%, 10/15/2027		20	20
4.55%, 10/15/2029		55	55
6.30%, 10/10/2033		20	21
Dick’s Sporting Goods, Inc., 3.15%, 01/15/2032		13	12
Ferguson Enterprises, Inc., 5.00%, 10/03/2034		295	293
Genuine Parts Co., 4.95%, 08/15/2029		910	924
Greene King Finance plc, (United Kingdom), Series A2, 5.32%, 09/15/2031	GBP	23	32
Home Depot, Inc. (The), 4.20%, 04/01/2043		800	682
McDonald’s Corp., 4.60%, 05/26/2045		20	17
O’Reilly Automotive, Inc.,
3.90%, 06/01/2029		2	2
4.20%, 04/01/2030		8	8
4.70%, 06/15/2032		6	6
Walmart, Inc., 4.90%, 04/28/2035		120	121
Wesfarmers Ltd., (Australia),
Reg. S, 0.95%, 10/21/2033	EUR	1,000	970
Reg. S, 3.28%, 06/10/2032	EUR	5,275	6,194

			14,131

Total Consumer Cyclical			112,698

Consumer Non-cyclical — 2.0%
Agriculture — 0.5%
Altria Group, Inc.,
3.13%, 06/15/2031	EUR	7,100	8,233
3.40%, 02/04/2041		75	56
3.70%, 02/04/2051		110	76
3.88%, 09/16/2046		95	70
4.00%, 02/04/2061		60	42
4.88%, 02/04/2028		70	71
5.80%, 02/14/2039		6	6
5.95%, 02/14/2049		6	6
6.20%, 11/01/2028		75	79
6.20%, 02/14/2059		28	28
BAT Capital Corp.,
2.26%, 03/25/2028		101	95
3.56%, 08/15/2027		646	636
4.54%, 08/15/2047		104	84
4.76%, 09/06/2049		5	4
5.83%, 02/20/2031		65	68
6.00%, 02/20/2034		15	16
6.34%, 08/02/2030		35	38
7.08%, 08/02/2043		60	66
7.08%, 08/02/2053		15	17
BAT International Finance plc, (United Kingdom),
Reg. S, 2.25%, 06/26/2028	GBP	860	1,105
Reg. S, 2.25%, 01/16/2030	EUR	4,977	5,668

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	55

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Agriculture — continued
Reg. S, 4.13%, 04/12/2032	EUR	4,300	5,200
4.45%, 03/16/2028		20	20
5.93%, 02/02/2029		1,825	1,915
Reg. S, 6.00%, 11/24/2034	GBP	600	841
British American Tobacco plc, (United Kingdom), Series 5.25, Reg. S, (EUR Swap Rate 5 Year + 3.37%), 3.00%, 09/27/2026 (x) (aa)	EUR	2,000	2,341
Cargill, Inc.,
2.13%, 04/23/2030 (e)		1,500	1,361
4.76%, 11/23/2045 (e)		375	335
Imperial Brands Finance Netherlands BV, (Netherlands),
Reg. S, 1.75%, 03/18/2033	EUR	1,040	1,057
Reg. S, 5.25%, 02/15/2031	EUR	5,738	7,313
Imperial Brands Finance plc, (United Kingdom), 5.50%, 02/01/2030 (e)		2,000	2,061
JBS USA LUX Sarl / JBS USA Food Co. / JBS USA Foods Group, 5.95%, 04/20/2035 (e)		960	995
Louis Dreyfus Co. Finance BV, (Netherlands), Reg. S, 3.50%, 10/22/2031	EUR	1,500	1,749
Philip Morris International, Inc.,
1.45%, 08/01/2039	EUR	3,800	3,194
1.75%, 11/01/2030		244	213
1.88%, 11/06/2037	EUR	1,000	939
3.25%, 06/06/2032	EUR	800	927
3.38%, 08/15/2029		57	55
3.75%, 01/15/2031	EUR	6,850	8,327
4.63%, 11/01/2029 (jj)		4,112	4,150
4.75%, 11/01/2031		75	76
4.88%, 02/13/2029		11	11
4.90%, 11/01/2034		3	3
5.13%, 11/17/2027		75	76
5.13%, 02/15/2030		65	67
5.13%, 02/13/2031		635	652
5.25%, 09/07/2028		33	34
5.25%, 02/13/2034		38	39
5.38%, 02/15/2033		81	84
5.50%, 09/07/2030		5	5
5.63%, 11/17/2029		2	2
5.63%, 09/07/2033		50	52
5.75%, 11/17/2032		5	5
6.38%, 05/16/2038		105	117
Reynolds American, Inc., 5.85%, 08/15/2045		90	87
Scandinavian Tobacco Group A/S, (Denmark), Reg. S, 4.88%, 09/12/2029	EUR	3,696	4,503
Sudzucker International Finance BV, (Netherlands), Reg. S, 5.13%, 10/31/2027	EUR	500	616
Viterra Finance BV, (Netherlands), Reg. S, 1.00%, 09/24/2028	EUR	2,050	2,272

			68,158

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Beverages — 0.1%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.,
4.70%, 02/01/2036 (jj)		1,700	1,659
4.90%, 02/01/2046		1,533	1,406
Anheuser-Busch InBev SA, (Belgium), Reg. S, 2.75%, 03/17/2036	EUR	10	11
Anheuser-Busch InBev Worldwide, Inc., 4.35%, 06/01/2040		5	5
CCEP Finance Ireland DAC, (Ireland), Reg. S, 0.50%, 09/06/2029	EUR	300	323
Coca-Cola Co. (The),
1.38%, 03/15/2031		20	17
2.60%, 06/01/2050		20	12
2.88%, 05/05/2041		15	11
3.00%, 03/05/2051		230	153
3.45%, 03/25/2030		105	102
5.40%, 05/13/2064		550	536
Coca-Cola Europacific Partners plc, (United Kingdom),
Reg. S, 1.13%, 04/12/2029	EUR	1,000	1,107
Reg. S, 3.13%, 06/03/2031	EUR	2,000	2,356
Coca-Cola HBC Finance BV, (Netherlands), Reg. S, 1.63%, 05/14/2031	EUR	893	972
Diageo Finance plc, (United Kingdom),
Reg. S, 1.25%, 03/28/2033	GBP	3,000	3,236
Reg. S, 2.75%, 06/08/2038	GBP	625	648
PepsiCo., Inc.,
0.75%, 10/14/2033	EUR	1,350	1,307
1.40%, 02/25/2031		35	30
4.20%, 07/18/2052		45	37
4.65%, 02/15/2053		3	2

			13,930

Biotechnology — 0.0% (g)
Amgen, Inc.,
3.35%, 02/22/2032		10	9
4.05%, 08/18/2029		39	39
4.40%, 05/01/2045		35	30
5.25%, 03/02/2033		1,505	1,542
5.60%, 03/02/2043		615	611
5.65%, 03/02/2053		450	440
Gilead Sciences, Inc.,
1.65%, 10/01/2030		160	140
4.00%, 09/01/2036		315	287
4.80%, 04/01/2044		265	242
5.10%, 06/15/2035		10	10
Regeneron Pharmaceuticals, Inc., 2.80%, 09/15/2050		75	45

			3,395

Commercial Services — 0.5%
AA Bond Co. Ltd., (Jersey), Reg. S, 6.85%, 07/31/2031	GBP	100	142

SEE NOTES TO FINANCIAL STATEMENTS.

56	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Commercial Services — continued
Abertis Infraestructuras SA, (Spain), Reg. S, 3.38%, 11/27/2026	GBP	4,400	5,915
Automatic Data Processing, Inc.,
1.25%, 09/01/2030		22	19
1.70%, 05/15/2028		2	2
Autoroutes du Sud de la France SA, (France), Reg. S, 1.25%, 01/18/2027	EUR	3,900	4,519
Ayvens SA, (France), Reg. S, 3.88%, 01/24/2028	EUR	1,100	1,334
Bureau Veritas SA, (France), Reg. S, 3.13%, 11/15/2031	EUR	900	1,055
Central Nippon Expressway Co. Ltd., (Japan),
Reg. S, 0.89%, 09/29/2025		1,500	1,487
Reg. S, 0.89%, 12/10/2025		200	197
East Nippon Expressway Co. Ltd., (Japan), Series 66, 0.10%, 12/18/2026	JP	Y 100,000	687
Equifax, Inc.,
3.10%, 05/15/2030		1,800	1,683
5.10%, 12/15/2027		90	92
ERAC USA Finance LLC,
4.50%, 02/15/2045 (e)		400	344
4.60%, 05/01/2028 (e)		1,100	1,113
4.90%, 05/01/2033 (e)		865	865
7.00%, 10/15/2037 (e)		800	918
Experian Finance plc, (United Kingdom), Reg. S, 3.25%, 04/07/2032	GBP	425	533
Global Payments, Inc., 4.88%, 03/17/2031	EUR	2,050	2,535
Holding d’Infrastructures de Transport SASU, (France),
Reg. S, 0.63%, 09/14/2028	EUR	300	330
Reg. S, 2.50%, 05/04/2027	EUR	1,600	1,879
Johns Hopkins University, Series A, 2.81%, 01/01/2060		600	355
Leasys SpA, (Italy), Reg. S, 3.88%, 10/12/2027	EUR	2,300	2,775
Massachusetts Institute of Technology,
3.89%, 07/01/2116		663	460
4.68%, 07/01/2114		50	42
Moody’s Corp., 1.75%, 03/09/2027	EUR	1,125	1,310
President and Fellows of Harvard College, 2.52%, 10/15/2050		10	6
Quanta Services, Inc.,
2.35%, 01/15/2032		60	52
2.90%, 10/01/2030		45	41
3.05%, 10/01/2041		30	21
RELX Capital, Inc.,
4.75%, 03/27/2030		75	76
4.75%, 05/20/2032		610	614
5.25%, 03/27/2035		525	537
RELX Finance BV, (Netherlands),
Reg. S, 0.50%, 03/10/2028	EUR	500	559

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Commercial Services — continued
Reg. S, 0.88%, 03/10/2032	EUR	9,000	9,199
S&P Global, Inc.,
2.30%, 08/15/2060		266	136
2.45%, 03/01/2027		35	34
5.25%, 09/15/2033		35	36
SGS Nederland Holding BV, (Netherlands), Reg. S, 0.13%, 04/21/2027	EUR	2,500	2,829
Transurban Finance Co. Pty Ltd., (Australia),
Reg. S, 1.45%, 05/16/2029	EUR	7,000	7,811
Reg. S, 3.00%, 04/08/2030	EUR	100	118
Reg. S, 4.23%, 04/26/2033	EUR	1,450	1,786
Trustees of Columbia University in the City of New York (The), Series 2024, 4.36%, 10/01/2035		300	288
Trustees of Princeton University (The), 4.20%, 03/01/2052		1,295	1,080
University of Oxford, (United Kingdom), Reg. S, 2.54%, 12/08/2117	GBP	1,500	980
University of Southern California, 4.98%, 10/01/2053		656	605
Verisk Analytics, Inc., 5.50%, 06/15/2045		28	27
Washington University (The),
4.35%, 04/15/2122		255	194
Series 2022, 3.52%, 04/15/2054		900	645
Wellcome Trust Finance plc, (United Kingdom), Reg. S, 4.63%, 07/25/2036	GBP	225	298
Wellcome Trust Ltd. (The), (United Kingdom),
Reg. S, 1.50%, 07/14/2071	GBP	1,500	706
Reg. S, 2.52%, 02/07/2118	GBP	200	129
West Nippon Expressway Co. Ltd., (Japan), Series 29, 0.31%, 02/12/2026	JP	Y 200,000	1,386
Wolters Kluwer NV, (Netherlands),
Reg. S, 0.25%, 03/30/2028	EUR	1,500	1,667
Reg. S, 0.75%, 07/03/2030	EUR	4,475	4,752
Reg. S, 3.25%, 03/18/2029	EUR	2,000	2,403

			69,606

Cosmetics/Personal Care — 0.0% (g)
Colgate-Palmolive Co., 3.70%, 08/01/2047		20	16
Kenvue, Inc., 5.00%, 03/22/2030		36	37
Procter & Gamble Co. (The),
1.88%, 10/30/2038	EUR	325	324
4.55%, 01/29/2034		565	567
4.88%, 05/11/2027	EUR	425	525
Reckitt Benckiser Treasury Services Nederland BV, (Netherlands), Reg. S, 0.75%, 05/19/2030	EUR	200	214

			1,683

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	57

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Food — 0.2%
Conagra Brands, Inc., 5.30%, 11/01/2038		95	91
Danone SA, (France),
Reg. S, 3.44%, 04/07/2033	EUR	6,000	7,145
Reg. S, 3.48%, 05/03/2030	EUR	1,400	1,696
Hershey Co. (The),
4.75%, 02/24/2030		40	41
4.95%, 02/24/2032		40	41
Hormel Foods Corp., 1.70%, 06/03/2028		4	4
ITM Entreprises SASU, (France), Reg. S, 4.13%, 01/29/2030	EUR	4,400	5,256
JBS USA Holding Lux Sarl / JBS USA Food Co. / JBS Lux Co. Sarl, (Luxembourg),
3.00%, 05/15/2032		575	503
5.75%, 04/01/2033		741	762
Kroger Co. (The), 5.65%, 09/15/2064		20	19
Mars, Inc.,
2.38%, 07/16/2040 (e)		1,200	840
5.00%, 03/01/2032 (e)		395	400
5.20%, 03/01/2035 (e)		885	895
5.80%, 05/01/2065 (e)		255	255
METRO AG, (Germany), Reg. S, 4.00%, 03/05/2030	EUR	5,586	6,779
Mondelez International, Inc., 1.50%, 02/04/2031		1,000	853
Nestle Holdings, Inc., 4.00%, 09/24/2048 (e)		750	612
Pilgrim’s Pride Corp.,
3.50%, 03/01/2032		35	31
6.25%, 07/01/2033		115	122
REWE International Finance BV, (Netherlands), Reg. S, 4.88%, 09/13/2030	EUR	2,400	3,028
Sysco Corp.,
3.15%, 12/14/2051		70	45
5.40%, 03/23/2035		130	132
Tesco Corporate Treasury Services plc, (United Kingdom),
Reg. S, 1.88%, 11/02/2028	GBP	1,300	1,648
Reg. S, 2.75%, 04/27/2030	GBP	825	1,034

			32,232

Healthcare — Products — 0.2%
Abbott Laboratories, 4.90%, 11/30/2046		151	143
Agilent Technologies, Inc., 3.05%, 09/22/2026		35	34
Alcon Finance BV, (Netherlands), Reg. S, 2.38%, 05/31/2028	EUR	200	234
American Medical Systems Europe BV, (Netherlands),
1.88%, 03/08/2034	EUR	2,000	2,098
3.50%, 03/08/2032	EUR	2,900	3,485
Boston Scientific Corp., 6.50%, 11/15/2035		15	17

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Healthcare — Products — continued
EssilorLuxottica SA, (France), Reg. S, 2.88%, 03/05/2029	EUR	800	950
GE HealthCare Technologies, Inc., 4.80%, 08/14/2029		32	33
Medtronic Global Holdings SCA, (Luxembourg),
1.75%, 07/02/2049	EUR	600	450
3.00%, 10/15/2028	EUR	3,400	4,052
3.38%, 10/15/2034	EUR	4,200	4,928
Medtronic, Inc., 4.15%, 10/15/2053	EUR	1,020	1,161
STERIS Irish FinCo.UnLtd Co., (Ireland), 2.70%, 03/15/2031		150	135
Stryker Corp.,
1.00%, 12/03/2031	EUR	1,300	1,342
3.38%, 12/11/2028	EUR	2,200	2,652
Thermo Fisher Scientific, Inc., 1.88%, 10/01/2049	EUR	900	685
Zimmer Biomet Holdings, Inc.,
2.60%, 11/24/2031		16	14
5.20%, 09/15/2034		55	55

			22,468

Healthcare — Services — 0.2%
Advocate Health & Hospitals Corp., 3.39%, 10/15/2049		35	25
AHS Hospital Corp., Series 2021, 2.78%, 07/01/2051		750	460
Ascension Health, 3.95%, 11/15/2046		40	32
Cigna Group (The),
2.38%, 03/15/2031		58	52
4.80%, 08/15/2038		135	127
4.80%, 07/15/2046		20	17
4.90%, 12/15/2048		820	717
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114		1,000	838
CommonSpirit Health, 3.91%, 10/01/2050		50	37
Elevance Health, Inc.,
3.60%, 03/15/2051		865	609
5.65%, 06/15/2054		2,405	2,314
Eurofins Scientific SE, (Luxembourg), Reg. S, 4.75%, 09/06/2030	EUR	2,200	2,741
Fresenius Medical Care AG, (Germany), Reg. S, 1.50%, 05/29/2030	EUR	159	174
Hackensack Meridian Health, Inc., Series 2020, 2.68%, 09/01/2041		1,335	930
HCA, Inc.,
3.13%, 03/15/2027		2,560	2,507
3.63%, 03/15/2032		170	157
4.13%, 06/15/2029		50	49
5.13%, 06/15/2039		28	26
5.45%, 09/15/2034		20	20
5.60%, 04/01/2034		13	13
6.00%, 04/01/2054		35	34
6.10%, 04/01/2064		21	21

SEE NOTES TO FINANCIAL STATEMENTS.

58	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Corporate Bonds — continued
Healthcare — Services — continued
Health Care Service Corp. A Mutual Legal Reserve Co,
2.20%, 06/01/2030 (e)	1,400	1,252
5.20%, 06/15/2029 (e)	405	413
5.88%, 06/15/2054 (e)	265	258
Icon Investments Six DAC, (Ireland), 5.85%, 05/08/2029	615	638
IQVIA, Inc., 6.25%, 02/01/2029	1,067	1,115
Kaiser Foundation Hospitals,
4.15%, 05/01/2047	1,200	978
Series 2021, 3.00%, 06/01/2051	50	33
Laboratory Corp. of America Holdings, 4.80%, 10/01/2034	1,085	1,061
Mayo Clinic,
3.77%, 11/15/2043	30	24
Series 2021, 3.20%, 11/15/2061	440	273
Memorial Sloan-Kettering Cancer Center, 4.13%, 07/01/2052	15	12
Methodist Hospital (The), Series 20A, 2.71%, 12/01/2050	1,500	905
MyMichigan Health, Series 2020, 3.41%, 06/01/2050	1,495	1,055
New York and Presbyterian Hospital (The),
2.26%, 08/01/2040	1,090	750
4.02%, 08/01/2045	20	16
OhioHealth Corp.,
2.30%, 11/15/2031	830	726
2.83%, 11/15/2041	370	264
Series 2020, 3.04%, 11/15/2050	535	368
PeaceHealth Obligated Group,
Series 2020, 1.38%, 11/15/2025	700	690
Series 2020, 3.22%, 11/15/2050	745	462
Piedmont Healthcare, Inc.,
Series 2032, 2.04%, 01/01/2032	470	393
Series 2042, 2.72%, 01/01/2042	450	313
Providence St Joseph Health Obligated Group, Series 21A, 2.70%, 10/01/2051	50	28
Roche Holdings, Inc.,
4.99%, 03/08/2034 (e) (jj)	1,950	1,987
5.59%, 11/13/2033 (e)	1,650	1,749
Sentara Health, Series 2021, 2.93%, 11/01/2051	2,365	1,503
Texas Health Resources, 2.33%, 11/15/2050	750	422
Trinity Health Corp., Series 2021, 2.63%, 12/01/2040	230	166
UnitedHealth Group, Inc.,
2.00%, 05/15/2030	160	143
3.70%, 08/15/2049	1,100	804
5.20%, 04/15/2063	1,200	1,071
5.75%, 07/15/2064	925	901
5.95%, 06/15/2055	125	127

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Healthcare — Services — continued
Universal Health Services, Inc.,
2.65%, 10/15/2030		197	176
2.65%, 01/15/2032		78	66
5.05%, 10/15/2034		114	109

			33,151

Household Products/Wares — 0.0% (g)
Henkel AG & Co. KGaA, (Germany), Reg. S, 0.50%, 11/17/2032	EUR	100	98
Kimberly-Clark Corp.,
2.88%, 02/07/2050		25	16
3.10%, 03/26/2030		8	7
3.20%, 04/25/2029		40	39
Reckitt Benckiser Treasury Services plc, (United Kingdom),
Reg. S, 1.75%, 05/19/2032	GBP	2,175	2,487

			2,647

Pharmaceuticals — 0.3%
AbbVie, Inc.,
3.20%, 11/21/2029 (jj)		4,960	4,743
4.05%, 11/21/2039		34	30
4.40%, 11/06/2042		5	4
4.50%, 05/14/2035		255	247
4.88%, 03/15/2030		225	230
4.95%, 03/15/2031		10	10
5.05%, 03/15/2034		10	10
5.35%, 03/15/2044		10	10
5.50%, 03/15/2064		210	204
AstraZeneca Finance LLC, 4.90%, 03/03/2030		110	113
AstraZeneca plc, (United Kingdom),
1.38%, 08/06/2030		105	91
2.13%, 08/06/2050		3	2
4.38%, 11/16/2045		8	7
Bayer Capital Corp. BV, (Netherlands), Reg. S, 2.13%, 12/15/2029	EUR	600	681
Bristol-Myers Squibb Co., 6.40%, 11/15/2063		820	889
Cardinal Health, Inc.,
4.37%, 06/15/2047		15	12
4.50%, 11/15/2044		5	4
5.35%, 11/15/2034		165	168
5.45%, 02/15/2034		23	24
Cencora, Inc.,
2.70%, 03/15/2031		65	59
2.88%, 05/22/2028	EUR	1,900	2,247
3.45%, 12/15/2027		5	5
3.63%, 05/22/2032	EUR	1,900	2,259
4.25%, 03/01/2045		21	17
4.30%, 12/15/2047		2	1
CVS Health Corp.,
5.05%, 03/25/2048		1,200	1,038
5.70%, 06/01/2034		95	98

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	59

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Pharmaceuticals — continued
(CMT Index 5 Year + 2.89%), 7.00%, 03/10/2055 (aa)		215	221
Eli Lilly & Co.,
1.38%, 09/14/2061	EUR	1,118	654
2.50%, 09/15/2060		145	80
4.88%, 02/27/2053		270	248
4.95%, 02/27/2063		100	91
GlaxoSmithKline Capital plc, (United Kingdom),
5.25%, 12/19/2033	GBP	640	916
Reg. S, 5.25%, 04/10/2042	GBP	150	197
Johnson & Johnson,
1.15%, 11/20/2028	EUR	1,000	1,131
1.30%, 09/01/2030		135	118
2.10%, 09/01/2040		2	1
3.35%, 02/26/2037	EUR	2,200	2,569
3.60%, 02/26/2045	EUR	1,800	2,052
3.75%, 03/03/2047		1,605	1,291
McKesson Corp.,
1.63%, 10/30/2026	EUR	2,000	2,336
3.13%, 02/17/2029	GBP	1,925	2,522
5.10%, 07/15/2033		80	82
Merck & Co., Inc.,
2.35%, 06/24/2040		150	106
4.90%, 05/17/2044		265	248
5.15%, 05/17/2063		205	189
Novartis Capital Corp., 2.75%, 08/14/2050		45	29
Novartis Finance SA, (Luxembourg), Reg. S, 0.63%, 09/20/2028	EUR	1,000	1,114
Pfizer Investment Enterprises Pte Ltd., (Singapore),
4.45%, 05/19/2028		55	55
5.34%, 05/19/2063		6	6
Pfizer Netherlands International Finance BV, (Netherlands),
2.88%, 05/19/2029	EUR	2,000	2,374
3.25%, 05/19/2032	EUR	3,200	3,809
4.25%, 05/19/2045	EUR	1,200	1,450
Takeda US Financing, Inc., 5.20%, 07/07/2035 (w)		2,050	2,051
Viatris, Inc., 3.85%, 06/22/2040		2,200	1,626
Zoetis, Inc., 4.70%, 02/01/2043		28	26

			40,795

Total Consumer Non-cyclical			288,065

Energy — 0.7%
Oil & Gas — 0.4%
Aker BP ASA, (Norway),
3.10%, 07/15/2031 (e)		1,885	1,683
3.75%, 01/15/2030 (e)		2,000	1,904
5.60%, 06/13/2028 (e)		795	816
6.00%, 06/13/2033 (e)		910	939

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Oil & Gas — continued
BP Capital Markets BV, (Netherlands), Reg. S, 4.32%, 05/12/2035	EUR	1,500	1,848
BP Capital Markets plc, (United Kingdom),
Reg. S, 1.64%, 06/26/2029	EUR	1,000	1,130
Reg. S, 2.27%, 07/03/2026	GBP	2,000	2,689
Reg. S, (EUR Swap Rate 5 Year + 3.52%), 3.25%, 03/22/2026 (x) (aa)	EUR	1,900	2,240
Reg. S, (EUR Swap Rate 5 Year + 3.78%), 3.63%, 03/22/2029 (x) (aa)	EUR	1,300	1,520
Canadian Natural Resources Ltd., (Canada), 5.40%, 12/15/2034 (e)		2,705	2,689
Cepsa Finance SA, (Spain), Reg. S, 4.13%, 04/11/2031	EUR	400	481
Chevron USA, Inc., 4.48%, 02/26/2028		80	81
CNOOC Petroleum North America ULC, (Canada), 6.40%, 05/15/2037		10	12
ConocoPhillips Co.,
5.00%, 01/15/2035		1,130	1,129
5.55%, 03/15/2054		10	10
5.65%, 01/15/2065		1,200	1,144
5.70%, 09/15/2063		535	512
Continental Resources, Inc., 4.90%, 06/01/2044		5	4
Coterra Energy, Inc., 5.60%, 03/15/2034		17	17
Diamondback Energy, Inc.,
3.13%, 03/24/2031		2,400	2,198
5.15%, 01/30/2030		30	31
5.20%, 04/18/2027		30	30
5.40%, 04/18/2034		10	10
5.75%, 04/18/2054		640	595
6.25%, 03/15/2033		300	319
EOG Resources, Inc.,
4.38%, 04/15/2030		10	10
4.95%, 04/15/2050		23	21
5.65%, 12/01/2054		25	24
5.95%, 07/15/2055 (w)		420	428
EQT Corp.,
4.75%, 01/15/2031 (e)		120	118
6.38%, 04/01/2029 (e)		55	57
Equinor ASA, (Norway),
Reg. S, 1.38%, 05/22/2032	EUR	825	869
1.75%, 01/22/2026		200	197
2.38%, 05/22/2030		30	28
3.25%, 11/18/2049		30	21
3.63%, 04/06/2040		1,800	1,505
3.70%, 04/06/2050		15	11
Reg. S, 6.88%, 03/11/2031	GBP	150	229
Exxon Mobil Corp.,
0.84%, 06/26/2032	EUR	1,050	1,058
1.41%, 06/26/2039	EUR	1,205	1,029
Marathon Petroleum Corp.,
4.50%, 04/01/2048		15	12
5.15%, 03/01/2030		150	153
5.70%, 03/01/2035		35	35

SEE NOTES TO FINANCIAL STATEMENTS.

60	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Oil & Gas — continued
Occidental Petroleum Corp.,
5.38%, 01/01/2032		705	699
6.63%, 09/01/2030		350	370
ORLEN SA, (Poland),
Reg. S, 1.13%, 05/27/2028	EUR	1,300	1,458
Reg. S, 3.63%, 07/02/2032 (w)	EUR	4,200	4,896
Ovintiv, Inc., 5.65%, 05/15/2028		715	735
Pioneer Natural Resources Co., 1.90%, 08/15/2030		1,050	930
Santos Finance Ltd., (Australia), 6.88%, 09/19/2033 (e)		320	349
Saudi Arabian Oil Co., (Saudi Arabia),
4.75%, 06/02/2030 (e)		2,240	2,250
6.38%, 06/02/2055 (e)		1,170	1,170
Shell Finance US, Inc., 4.13%, 05/11/2035		198	187
Shell International Finance BV, (Netherlands),
3.88%, 11/13/2028		2	2
6.38%, 12/15/2038		15	17
TotalEnergies SE, (France), Series NC7, Reg. S, (EUR Swap Rate 5 Year + 1.99%), 1.63%, 10/25/2027 (x) (aa)	EUR	1,700	1,920
Valero Energy Corp., 6.63%, 06/15/2037		65	70
Var Energi ASA, (Norway),
5.00%, 05/18/2027 (e)		1,600	1,610
Reg. S, 5.50%, 05/04/2029	EUR	4,175	5,274
5.88%, 05/22/2030 (e)		2,095	2,145
6.50%, 05/22/2035 (e)		1,640	1,698

			55,616

Pipelines — 0.3%
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/2029		8	8
Cheniere Energy Partners LP, 4.00%, 03/01/2031		139	132
Cheniere Energy, Inc., 5.65%, 04/15/2034		120	123
Colonial Enterprises, Inc., 3.25%, 05/15/2030 (e)		1,330	1,224
Columbia Pipelines Operating Co. LLC,
5.93%, 08/15/2030 (e)		185	195
6.04%, 11/15/2033 (e)		280	294
DCP Midstream Operating LP,
3.25%, 02/15/2032		5	4
5.13%, 05/15/2029		1,500	1,523
Enbridge, Inc., (Canada), 5.95%, 04/05/2054		70	69
Energy Transfer LP,
4.20%, 04/15/2027		5,800	5,776
5.40%, 10/01/2047		95	85
5.55%, 02/15/2028		1,210	1,245
6.05%, 12/01/2026		1,710	1,745
6.20%, 04/01/2055		295	290
6.40%, 12/01/2030		620	668

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Pipelines — continued
6.55%, 12/01/2033		230	250
Series H, (CMT Index 5 Year + 5.69%), 6.50%, 11/15/2026 (x) (aa)		1,490	1,499
Enterprise Products Operating LLC,
4.20%, 01/31/2050		40	32
5.10%, 02/15/2045 (jj)		1,700	1,581
(CME Term SOFR 3 Month + 2.83%), 5.38%, 02/15/2078 (aa)		600	590
5.55%, 02/16/2055		558	539
Series E, (CME Term SOFR 3 Month + 3.29%), 5.25%, 08/16/2077 (aa)		70	69
Erdoel-Lagergesellschaft mbH, (Austria), Reg. S, 2.75%, 03/20/2028	EUR	200	236
Kinder Morgan Energy Partners LP, 4.70%, 11/01/2042		850	739
Kinder Morgan, Inc.,
1.75%, 11/15/2026		40	39
4.80%, 02/01/2033		100	98
5.00%, 02/01/2029		30	31
5.95%, 08/01/2054		45	44
MPLX LP,
2.65%, 08/15/2030		1,506	1,363
4.13%, 03/01/2027		48	48
4.50%, 04/15/2038		30	26
4.70%, 04/15/2048		1,272	1,033
4.90%, 04/15/2058		30	24
4.95%, 03/14/2052		865	717
5.00%, 03/01/2033		780	769
5.40%, 04/01/2035		580	576
5.50%, 06/01/2034		22	22
5.50%, 02/15/2049		60	54
ONEOK, Inc.,
2.20%, 09/15/2025		10	10
3.40%, 09/01/2029		87	83
3.95%, 03/01/2050		15	11
4.45%, 09/01/2049		680	524
5.05%, 04/01/2045		35	29
5.65%, 11/01/2028		301	312
5.85%, 01/15/2026		19	19
6.05%, 09/01/2033		1,100	1,153
6.35%, 01/15/2031		4	4
Plains All American Pipeline LP / PAA Finance Corp., 3.55%, 12/15/2029		90	86
Targa Resources Corp.,
4.20%, 02/01/2033		100	94
4.95%, 04/15/2052		335	279
5.20%, 07/01/2027		965	978
5.50%, 02/15/2035		985	988
6.13%, 03/15/2033		285	300
6.13%, 05/15/2055		60	59
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/2030		505	476

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	61

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Pipelines — continued
Western Midstream Operating LP,
4.05%, 02/01/2030		960	923
4.50%, 03/01/2028		1,200	1,192
4.65%, 07/01/2026		480	479
5.25%, 02/01/2050		7	6
6.15%, 04/01/2033		20	21
Williams Cos., Inc. (The),
3.50%, 11/15/2030		1,900	1,796
4.63%, 06/30/2030		1,360	1,361
5.15%, 03/15/2034		2,015	2,011
5.30%, 08/15/2028		2,350	2,413
5.30%, 08/15/2052		30	27
5.80%, 11/15/2043		5	5
5.80%, 11/15/2054		400	391

			39,790

Total Energy			95,406

Financial — 6.7%
Banks — 4.6%
ABN AMRO Bank NV, (Netherlands),
Reg. S, 0.40%, 09/17/2041	EUR	100	72
Reg. S, 1.25%, 01/10/2033	EUR	100	105
Reg. S, 1.38%, 01/12/2037	EUR	100	97
Reg. S, 1.45%, 04/12/2038	EUR	100	94
(CMT Index 1 Year + 1.55%), 6.58%, 10/13/2026 (e) (aa)		2,100	2,111
Achmea Bank NV, (Netherlands), Reg. S, 2.63%, 10/15/2027	EUR	100	119
AIB Group plc, (Ireland), Reg. S, (EUR Swap Rate 1 Year + 1.30%), 2.25%, 04/04/2028 (aa)	EUR	1,000	1,172
Aktia Bank OYJ, (Finland), Reg. S, 3.00%, 10/22/2029	EUR	100	120
AMCO — Asset Management Co. SpA, (Italy),
Reg. S, 0.75%, 04/20/2028	EUR	363	406
Reg. S, 3.25%, 04/02/2030	EUR	200	238
Reg. S, 4.63%, 02/06/2027	EUR	200	244
ANZ New Zealand Int’l Ltd., (New Zealand), Reg. S, 0.20%, 09/23/2027	EUR	6,000	6,714
Argenta Spaarbank NV, (Belgium), Reg. S, 2.88%, 02/03/2032	EUR	100	118
Arion Banki HF, (Iceland), Reg. S, 0.05%, 10/05/2026	EUR	100	114
Arkea Public Sector SCF SA, (France), Reg. S, 3.11%, 02/28/2029	EUR	100	120
ASB Bank Ltd., (New Zealand),
Reg. S, 0.25%, 09/08/2028	EUR	1,000	1,093
Reg. S, 0.50%, 09/24/2029	EUR	1,000	1,070
Australia & New Zealand Banking Group Ltd., (Australia),
Reg. S, 2.48%, 06/04/2029	EUR	100	118
Reg. S, (EUR Swap Rate 5 Year + 2.15%), 5.10%, 02/03/2033 (aa)	EUR	4,000	4,938

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
Banca Monte dei Paschi di Siena SpA, (Italy), Reg. S, 0.88%, 10/08/2026	EUR	100	116
Banco BPI SA, (Portugal), Reg. S, 3.63%, 07/04/2028	EUR	1,600	1,949
Banco BPM SpA, (Italy),
Reg. S, 3.38%, 01/21/2030	EUR	472	564
Reg. S, 3.38%, 01/24/2030	EUR	100	121
Banco de Sabadell SA, (Spain),
Reg. S, 1.75%, 05/30/2029	EUR	100	114
Reg. S, 3.25%, 06/05/2034	EUR	100	119
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 1.25%), 3.38%, 02/18/2033 (aa)	EUR	2,000	2,338
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 1.60%), 4.25%, 09/13/2030 (aa)	EUR	800	990
Reg. S, (EUR Swap Rate 1 Year + 2.00%), 5.00%, 06/07/2029 (aa)	EUR	700	875
Banco di Desio e della Brianza SpA, (Italy), Reg. S, 4.00%, 03/13/2028	EUR	1,700	2,081
Banco Santander SA, (Spain),
Reg. S, 0.10%, 02/27/2032	EUR	200	197
Reg. S, 1.13%, 10/25/2028	EUR	100	113
Reg. S, 1.63%, 10/22/2030	EUR	100	109
Reg. S, 2.50%, 05/13/2030	EUR	100	117
Reg. S, 3.13%, 05/28/2029	EUR	100	121
Reg. S, 3.25%, 05/27/2032	EUR	3,800	4,470
Reg. S, 5.13%, 01/25/2030	GBP	1,000	1,395
5.29%, 08/18/2027		1,400	1,423
5.44%, 07/15/2031		4,200	4,362
(CMT Index 1 Year + 1.45%), 5.54%, 03/14/2030 (aa)		5,015	5,171
6.03%, 01/17/2035		1,200	1,263
Banco Santander Totta SA, (Portugal),
Reg. S, 1.25%, 09/26/2027	EUR	100	115
Reg. S, 3.38%, 04/19/2028	EUR	1,800	2,177
Bank of America Corp.,
(United States SOFR + 0.96%), 1.73%, 07/22/2027 (aa)		1,415	1,375
(United States SOFR + 1.06%), 2.09%, 06/14/2029 (aa)		1,500	1,405
(United States SOFR + 1.22%), 2.30%, 07/21/2032 (aa)		1,000	871
(CME Term SOFR 3 Month + 1.25%), 2.50%, 02/13/2031 (aa)		3,300	3,014
(United States SOFR + 1.05%), 2.55%, 02/04/2028 (aa)		5	5
(United States SOFR + 1.21%), 2.57%, 10/20/2032 (aa)		2,605	2,295
(United States SOFR + 1.93%), 2.68%, 06/19/2041 (aa)		1,700	1,213
(United States SOFR + 1.32%), 2.69%, 04/22/2032 (aa)		2,150	1,929
(United States SOFR + 1.33%), 2.97%, 02/04/2033 (aa)		140	125

SEE NOTES TO FINANCIAL STATEMENTS.

62	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Banks — continued
(United States SOFR + 1.58%), 3.31%, 04/22/2042 (aa)		10	8
(CME Term SOFR 3 Month + 1.30%), 3.42%, 12/20/2028 (aa)		1,240	1,212
(CME Term SOFR 3 Month + 1.63%), 3.59%, 07/21/2028 (aa)		660	650
(CMT Index 5 Year + 2.00%), 3.85%, 03/08/2037 (aa)		132	121
(CME Term SOFR 3 Month + 1.33%), 3.97%, 03/05/2029 (aa)		120	119
(CME Term SOFR 3 Month + 1.58%), 4.08%, 04/23/2040 (aa)		3	3
(CME Term SOFR 3 Month + 3.41%), 4.08%, 03/20/2051 (aa)		10	8
(United States SOFR + 1.83%), 4.57%, 04/27/2033 (aa)		155	152
(United States SOFR + 1.11%), 4.62%, 05/09/2029 (aa)		95	96
(United States SOFR + 2.04%), 4.95%, 07/22/2028 (aa)		7	7
(United States SOFR + 1.63%), 5.20%, 04/25/2029 (aa)		30	31
(United States SOFR + 1.91%), 5.29%, 04/25/2034 (aa)		1,016	1,036
(United States SOFR + 1.74%), 5.52%, 10/25/2035 (aa)		2,200	2,202
Series N, (United States SOFR + 1.22%), 2.65%, 03/11/2032 (aa)		1,305	1,171
Series N, (United States SOFR + 1.65%), 3.48%, 03/13/2052 (aa)		90	64
Series TT, (CMT Index 5 Year + 3.23%), 6.13%, 04/27/2027 (x) (aa)		40	41
Bank of Montreal, (Canada), Reg. S, 2.75%, 10/13/2026	EUR	100	119
Bank of New York Mellon Corp. (The),
(United States SOFR + 1.35%), 4.41%, 07/24/2026 (aa)		13	13
(United States SOFR + 1.51%), 4.71%, 02/01/2034 (aa)		10	10
(SOFR Compounded Index + 1.80%), 5.80%, 10/25/2028 (aa)		9	9
(United States SOFR + 1.60%), 6.32%, 10/25/2029 (aa)		2	2
Series F, (CME Term SOFR 3 Month + 3.39%), 4.63%, 09/20/2026 (x) (aa)		195	194
Bank of New Zealand, (New Zealand),
Reg. S, 2.55%, 06/29/2027	EUR	100	118
Reg. S, 3.71%, 12/20/2028	EUR	1,150	1,407
Bank of Nova Scotia (The), (Canada),
Reg. S, 0.01%, 01/14/2027	EUR	100	114
Reg. S, 0.38%, 03/26/2030	EUR	100	106
Bank of Queensland Ltd., (Australia),
Reg. S, 1.84%, 06/09/2027	EUR	7,600	8,881

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
Reg. S, 3.30%, 07/30/2029	EUR	1,988	2,401
Bankinter SA, (Spain), Reg. S, (ICE EURIBOR Swap Rate 1 Year + 1.10%), 3.50%, 09/10/2032 (aa)	EUR	2,400	2,865
Banque Federative du Credit Mutuel SA, (France),
Reg. S, 0.63%, 11/03/2028	EUR	1,000	1,097
Reg. S, 0.75%, 01/17/2030	EUR	1,000	1,064
Reg. S, 1.13%, 11/19/2031	EUR	600	605
Reg. S, 1.25%, 05/26/2027	EUR	1,000	1,155
Reg. S, 1.25%, 06/03/2030	EUR	1,000	1,077
Reg. S, 1.38%, 07/16/2028	EUR	3,000	3,406
Reg. S, 1.88%, 11/04/2026	EUR	1,200	1,402
Reg. S, 1.88%, 06/18/2029	EUR	1,000	1,121
Reg. S, 2.50%, 05/25/2028	EUR	1,500	1,751
Reg. S, 2.63%, 11/06/2029	EUR	500	580
Reg. S, 3.00%, 05/07/2030	EUR	2,500	2,941
Reg. S, 3.63%, 09/14/2032	EUR	3,000	3,593
Reg. S, (EUR Swap Rate 5 Year + 2.20%), 3.88%, 06/16/2032 (aa)	EUR	4,400	5,267
Barclays plc, (United Kingdom),
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 0.85%), 0.88%, 01/28/2028 (aa)	EUR	2,000	2,297
(United States SOFR + 1.34%), 4.84%, 09/10/2028 (aa)		1,320	1,330
(United States SOFR + 1.23%), 5.37%, 02/25/2031 (aa)		1,310	1,338
(United States SOFR + 1.59%), 5.79%, 02/25/2036 (aa)		600	613
(United States SOFR + 1.88%), 6.50%, 09/13/2027 (aa)		1,120	1,145
Basellandschaftliche Kantonalbank, (Switzerland),
Reg. S, 0.05%, 01/28/2031		CHF 1,000	1,223
Reg. S, 0.25%, 01/25/2027	CHF	900	1,133
Reg. S, 0.38%, 05/13/2030	CHF	100	125
Bausparkasse Schwaebisch Hall AG, (Germany), Reg. S, 2.00%, 05/17/2034	EUR	100	109
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG, (Austria), Reg. S, 0.10%, 05/12/2031	EUR	100	101
Bayerische Landesbank, (Germany),
Reg. S, 0.05%, 04/30/2031	EUR	50	51
Reg. S, 0.13%, 02/10/2028	EUR	600	663
Reg. S, 0.13%, 11/02/2029	EUR	50	53
Reg. S, (EUR Swap Rate 5 Year + 1.40%), 1.38%, 11/22/2032 (aa)	EUR	100	112
Reg. S, 2.13%, 09/01/2031	EUR	50	57
Reg. S, 2.75%, 05/28/2032	EUR	40	47
Reg. S, 3.00%, 02/18/2030	EUR	300	356
Reg. S, 3.00%, 10/10/2031	EUR	100	119
Reg. S, 3.63%, 08/04/2032	EUR	300	359
Reg. S, 3.75%, 02/07/2029	EUR	600	728
Reg. S, 4.25%, 06/21/2027	EUR	400	488

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	63

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Banks — continued
Belfius Bank SA, (Belgium),
Reg. S, 0.00%, 08/28/2026	EUR	200	230
Reg. S, 0.13%, 02/08/2028	EUR	600	666
Reg. S, (EUR Swap Rate 5 Year + 1.30%), 1.25%, 04/06/2034 (aa)	EUR	100	109
Reg. S, 3.13%, 01/30/2031	EUR	100	118
Reg. S, 3.25%, 10/18/2027	EUR	100	120
Reg. S, 3.38%, 05/28/2030	EUR	300	355
Reg. S, 3.38%, 02/20/2031	EUR	200	236
Reg. S, 3.75%, 01/22/2029	EUR	100	121
Reg. S, 4.13%, 09/12/2029	EUR	100	124
Reg. S, (EUR Swap Rate 5 Year + 2.20%), 4.88%, 06/11/2035 (aa)	EUR	500	616
Reg. S, (EUR Swap Rate 5 Year + 2.45%), 5.25%, 04/19/2033 (aa)	EUR	100	124
Berlin Hyp AG, (Germany),
Reg. S, 0.01%, 07/07/2028	EUR	180	198
Reg. S, 1.75%, 05/10/2032	EUR	50	55
Reg. S, 3.00%, 01/10/2033	EUR	50	60
BNP Paribas SA, (France),
Reg. S, (EURIBOR 3 Month + 0.73%), 0.50%, 02/19/2028 (aa)	EUR	1,000	1,142
Reg. S, (EURIBOR 3 Month + 0.83%), 0.50%, 01/19/2030 (aa)	EUR	300	324
Reg. S, (EUR Swap Rate 5 Year + 1.17%), 0.88%, 08/31/2033 (aa)	EUR	1,000	1,097
Reg. S, (EUR Swap Rate 5 Year + 1.20%), 1.13%, 01/15/2032 (aa)	EUR	1,500	1,722
Reg. S, 1.50%, 05/25/2028	EUR	1,500	1,725
Reg. S, 1.88%, 12/14/2027	GBP	2,000	2,581
Reg. S, 2.25%, 01/11/2027	EUR	500	587
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.60%), 2.50%, 03/31/2032 (aa)	EUR	3,400	3,973
Reg. S, 3.38%, 01/23/2026	GBP	600	818
(United States SOFR + 1.68%), 5.09%, 05/09/2031 (e) (aa)		2,695	2,721
(United States SOFR + 1.92%), 5.91%, 11/19/2035 (e) (aa)		4,300	4,339
BPCE SA, (France),
Reg. S, 0.25%, 01/14/2031	EUR	1,900	1,927
Reg. S, 1.00%, 10/05/2028	EUR	500	560
Reg. S, 4.00%, 11/29/2032	EUR	4,300	5,309
(United States SOFR + 2.87%), 5.75%, 07/19/2033 (e) (aa)		1,700	1,742
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.65%), 5.75%, 06/01/2033 (aa)	EUR	2,900	3,665
(United States SOFR + 2.10%), 5.98%, 01/18/2027 (e) (aa)		675	680
(United States SOFR + 1.96%), 6.03%, 05/28/2036 (e) (aa)		2,835	2,921
BPER Banca SpA, (Italy), Reg. S, 3.75%, 10/22/2028	EUR	100	123

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
Caisse Centrale du Credit Immobilier de France SA, (France), Reg. S, 2.63%, 01/18/2028	EUR	200	238
Caixa Geral de Depositos SA, (Portugal),
Reg. S, (EUR Swap Rate 1 Year + 0.70%), 0.38%, 09/21/2027 (aa)	EUR	500	574
Reg. S, (EUR Swap Rate 1 Year + 2.75%), 5.75%, 10/31/2028 (aa)	EUR	100	126
CaixaBank SA, (Spain),
Reg. S, (EURIBOR 3 Month + 0.90%), 0.50%, 02/09/2029 (aa)	EUR	1,500	1,670
Reg. S, (EURIBOR 3 Month + 1.00%), 0.75%, 05/26/2028 (aa)	EUR	2,100	2,394
Reg. S, 1.25%, 01/11/2027	EUR	200	232
Reg. S, 3.38%, 06/26/2035	EUR	6,500	7,528
(United States SOFR + 2.08%), 6.68%, 09/13/2027 (e) (aa)		500	512
(United States SOFR + 2.77%), 6.84%, 09/13/2034 (e) (aa)		295	324
Caja Rural de Navarra SCC, (Spain),
Reg. S, 0.75%, 02/16/2029	EUR	2,000	2,208
Reg. S, 3.00%, 04/26/2027	EUR	100	119
Cajamar Caja Rural SCC, (Spain),
Reg. S, 3.38%, 02/16/2028	EUR	2,100	2,526
Reg. S, 3.38%, 07/25/2029	EUR	3,500	4,227
Canadian Imperial Bank of Commerce, (Canada), Reg. S, 0.01%, 04/30/2029	EUR	4,000	4,287
Cie de Financement Foncier SA, (France),
Reg. S, 0.38%, 04/09/2027	EUR	100	114
Reg. S, 0.60%, 10/25/2041	EUR	100	76
Reg. S, 1.90%, 06/16/2028	CHF	150	197
Reg. S, 2.38%, 03/15/2030	EUR	100	116
Reg. S, 2.63%, 10/29/2029	EUR	100	118
Reg. S, 3.13%, 04/24/2027	EUR	100	120
Reg. S, 3.13%, 06/06/2030	EUR	100	120
Reg. S, 3.38%, 09/16/2031	EUR	100	121
Reg. S, 3.88%, 04/25/2055	EUR	20	24
Citibank NA, 4.91%, 05/29/2030		250	255
Citigroup, Inc.,
(United States SOFR + 0.77%), 1.46%, 06/09/2027 (aa)		3,100	3,012
(United States SOFR + 1.17%), 2.56%, 05/01/2032 (aa)		1,060	939
(United States SOFR + 2.11%), 2.57%, 06/03/2031 (aa)		3,600	3,264
(United States SOFR + 1.38%), 2.90%, 11/03/2042 (aa)		5	4
(United States SOFR + 1.35%), 3.06%, 01/25/2033 (aa)		445	398
(United States SOFR + 1.94%), 3.79%, 03/17/2033 (aa)		10	9
(EURIBOR 3 Month + 1.58%), 4.11%, 04/29/2036 (aa)	EUR	5,842	7,028

SEE NOTES TO FINANCIAL STATEMENTS.

64	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Banks — continued
(CME Term SOFR 3 Month + 2.10%), 4.28%, 04/24/2048 (aa)		20	17
(United States SOFR + 1.14%), 4.64%, 05/07/2028 (aa)		80	80
(United States SOFR + 1.36%), 5.17%, 02/13/2030 (aa)		1,485	1,515
(United States SOFR + 4.55%), 5.32%, 03/26/2041 (aa)		10	10
(United States SOFR + 1.47%), 5.33%, 03/27/2036 (aa)		1,350	1,361
(United States SOFR + 2.06%), 5.83%, 02/13/2035 (aa)		780	796
(United States SOFR + 1.83%), 6.02%, 01/24/2036 (aa)		3,740	3,838
Citizens Financial Group, Inc., (United States SOFR + 2.01%), 5.84%, 01/23/2030 (aa)		145	150
Clydesdale Bank plc, (United Kingdom),
Reg. S, 2.50%, 06/22/2027	EUR	5,000	5,909
Reg. S, 3.75%, 08/22/2028	EUR	1,800	2,202
Comerica, Inc., (United States SOFR + 2.16%), 5.98%, 01/30/2030 (aa)		708	725
Commerzbank AG, (Germany),
Reg. S, 2.50%, 09/17/2030	EUR	80	94
Reg. S, 2.63%, 09/03/2029	EUR	25	30
Reg. S, 2.75%, 01/11/2027	EUR	200	238
Reg. S, 2.75%, 12/20/2029	EUR	160	190
Reg. S, 2.75%, 01/09/2031	EUR	100	118
Commonwealth Bank of Australia, (Australia),
Reg. S, 2.86%, 02/26/2032	EUR	100	117
Reg. S, 3.77%, 08/31/2027	EUR	100	122
Cooperatieve Rabobank UA, (Netherlands),
Reg. S, 0.01%, 11/27/2040	EUR	100	69
Reg. S, 0.13%, 12/01/2031	EUR	100	100
Reg. S, 0.88%, 02/08/2028	EUR	100	114
Reg. S, (EURIBOR 3 Month + 1.18%), 0.88%, 05/05/2028 (aa)	EUR	700	802
Reg. S, 1.38%, 02/03/2027	EUR	25	29
Reg. S, 3.06%, 02/01/2034	EUR	200	238
Reg. S, (EUR Swap Rate 5 Year + 1.95%), 3.88%, 11/30/2032 (aa)	EUR	2,100	2,516
4.38%, 08/04/2025		250	250
Reg. S, (EURIBOR 3 Month + 1.55%), 4.63%, 01/27/2028 (aa)	EUR	5,700	6,946
Reg. S, 5.25%, 05/23/2041	GBP	50	67
Co-Operative Bank Holdings plc (The), (United Kingdom), Reg. S, (GBP Swap Rate 1 Year + 2.08%), 5.58%, 09/19/2028 (aa)	GBP	2,200	3,057
Credit Agricole Italia SpA, (Italy),
Reg. S, 0.13%, 03/15/2033	EUR	100	94
Reg. S, 3.50%, 01/15/2030	EUR	100	122

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
Reg. S, 3.50%, 03/11/2036	EUR	100	118
Series 15Y, Reg. S, 1.00%, 09/30/2031	EUR	2,100	2,204
Credit Agricole SA, (France),
Reg. S, (UK Gilts 5 Year + 1.50%), 1.87%, 12/09/2031 (aa)	GBP	600	787
(USD Semi-annual Swap Rate 5 Year + 1.64%), 4.00%, 01/10/2033 (e) (aa)		2,700	2,623
(United States SOFR + 1.46%), 5.22%, 05/27/2031 (e) (aa)		580	591
Reg. S, (EUR Swap Rate 5 Year + 2.25%), 5.50%, 08/28/2033 (aa)	EUR	2,600	3,260
Reg. S, (UK Gilts 1 Year + 2.60%), 5.75%, 11/29/2027 (aa)	GBP	3,000	4,171
(United States SOFR + 1.74%), 5.86%, 01/09/2036 (e) (aa)		500	518
Credit Mutuel Arkea SA, (France),
Reg. S, 3.38%, 09/19/2027	EUR	3,000	3,603
Reg. S, 4.25%, 12/01/2032	EUR	3,600	4,472
Crelan SA, (Belgium), Reg. S, 5.75%, 01/26/2028	EUR	900	1,140
Danske Bank A/S, (Denmark),
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 0.88%), 0.75%, 06/09/2029 (aa)	EUR	468	520
Reg. S, 3.13%, 06/06/2031	EUR	100	120
(CMT Index 1 Year + 0.95%), 5.43%, 03/01/2028 (e) (aa)		1,090	1,109
(CMT Index 1 Year + 1.18%), 6.26%, 09/22/2026 (e) (aa)		1,480	1,485
Danske Hypotek AB, (Sweden), Series 2812, Reg. S, 3.50%, 12/20/2028	SEK	2,000	220
DBS Bank Ltd., (Singapore), Reg. S, 2.43%, 01/03/2029 (w)	EUR	100	118
de Volksbank NV, (Netherlands),
Reg. S, 0.38%, 03/03/2028	EUR	2,500	2,791
Reg. S, 1.00%, 03/08/2028	EUR	100	114
Reg. S, 3.63%, 10/21/2031	EUR	100	119
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 1.90%), 4.13%, 11/27/2035 (aa)	EUR	100	118
Reg. S, 4.63%, 11/23/2027	EUR	600	737
Reg. S, 4.88%, 03/07/2030	EUR	600	758
DekaBank Deutsche Girozentrale, (Germany),
Reg. S, 3.13%, 06/19/2030	EUR	200	236
Reg. S, 3.25%, 02/08/2029	EUR	100	121
Reg. S, 3.38%, 07/02/2027	EUR	200	240
Reg. S, 4.13%, 08/03/2028	EUR	100	122
Deutsche Bank AG, (Germany),
Reg. S, 0.13%, 01/21/2030	EUR	75	79
Reg. S, (EURIBOR 3 Month + 2.05%), 1.75%, 11/19/2030 (aa)	EUR	1,500	1,657
(United States SOFR + 1.87%), 2.13%, 11/24/2026 (aa)		2,950	2,920
Reg. S, 2.25%, 09/20/2027	EUR	100	118

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	65

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Banks — continued
(United States SOFR + 1.22%), 2.31%, 11/16/2027 (aa)		200	194
(United States SOFR + 1.32%), 2.55%, 01/07/2028 (aa)		200	194
Reg. S, 3.13%, 10/19/2026	EUR	100	119
(United States SOFR + 2.76%), 3.73%, 01/14/2032 (aa)		2,160	1,978
(United States SOFR + 1.21%), 5.37%, 01/10/2029 (aa)		2,500	2,544
Reg. S, (EUR Swap Rate 5 Year + 6.00%), 5.63%, 05/19/2031 (aa)	EUR	2,500	2,994
Deutsche Kreditbank AG, (Germany),
Reg. S, 1.63%, 05/05/2032	EUR	50	55
Reg. S, 2.88%, 03/21/2036	EUR	50	57
Reg. S, 3.00%, 07/02/2030	EUR	100	120
Deutsche Pfandbriefbank AG, (Germany),
Reg. S, 0.63%, 08/30/2027	EUR	100	114
Reg. S, 2.63%, 05/30/2029	EUR	70	82
DNB Bank ASA, (Norway), Reg. S, (EURIBOR 3 Month + 0.90%), 3.13%, 05/20/2031 (aa)	EUR	4,400	5,179
DNB Boligkreditt A/S, (Norway),
Reg. S, 0.01%, 05/12/2028	EUR	5,000	5,523
2.38%, 06/10/2030	EUR	100	117
Reg. S, 2.63%, 09/27/2029	EUR	100	118
Reg. S, 2.88%, 03/12/2029	EUR	100	120
DZ HYP AG, (Germany),
Reg. S, 0.01%, 10/26/2026	EUR	50	57
Reg. S, 0.01%, 11/12/2027	EUR	40	45
Reg. S, 0.01%, 06/23/2028	EUR	100	110
Reg. S, 0.01%, 10/27/2028	EUR	25	27
Reg. S, 2.63%, 04/30/2031	EUR	20	24
Reg. S, 3.00%, 10/29/2027	EUR	50	60
Reg. S, 3.00%, 05/31/2032	EUR	50	60
Reg. S, 3.00%, 11/30/2032	EUR	100	119
Series 1234, Reg. S, 0.01%, 03/29/2030	EUR	30	31
Series 1279, Reg. S, 3.00%, 05/31/2035 (w)	EUR	120	141
Eika Boligkreditt A/S, (Norway),
Reg. S, 0.01%, 03/12/2027	EUR	100	114
Reg. S, 2.75%, 05/26/2032	EUR	100	117
Equitable Bank, (Canada), Reg. S, 3.50%, 05/28/2027	EUR	100	120
Erste Group Bank AG, (Austria),
Reg. S, 0.01%, 09/11/2029	EUR	100	106
Reg. S, 0.50%, 01/12/2037	EUR	100	86
Eurocaja Rural SCC, (Spain), Reg. S, 0.13%, 09/22/2031	EUR	2,300	2,294
Federation des Caisses Desjardins du Quebec, (Canada), Reg. S, 0.01%, 04/08/2026	EUR	100	116

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
Fifth Third Bancorp,
(SOFR Compounded Index + 2.13%), 4.77%, 07/28/2030 (aa)		11	11
(United States SOFR + 1.49%), 4.90%, 09/06/2030 (aa)		120	122
(United States SOFR + 1.84%), 5.63%, 01/29/2032 (aa)		5	5
(United States SOFR + 2.34%), 6.34%, 07/27/2029 (aa)		1,415	1,490
First Abu Dhabi Bank PJSC, (United Arab Emirates),
Reg. S, 0.13%, 02/16/2026	EUR	1,000	1,158
Reg. S, 0.88%, 12/09/2025	GBP	200	270
First Horizon Corp., (United States SOFR + 1.77%), 5.51%, 03/07/2031 (aa)		1,460	1,481
FNB Corp., (SOFR Compounded Index + 1.93%), 5.72%, 12/11/2030 (aa)		6	6
Goldman Sachs Group, Inc. (The),
Reg. S, 0.25%, 01/26/2028	EUR	1,000	1,114
Reg. S, 0.88%, 05/09/2029	EUR	370	405
Reg. S, 1.00%, 03/18/2033	EUR	609	608
(United States SOFR + 0.80%), 1.43%, 03/09/2027 (aa)		40	39
(United States SOFR + 0.91%), 1.95%, 10/21/2027 (aa)		1,570	1,520
(United States SOFR + 1.09%), 1.99%, 01/27/2032 (aa)		41	36
2.60%, 02/07/2030		1,895	1,751
(United States SOFR + 1.28%), 2.62%, 04/22/2032 (aa)		2,809	2,495
(United States SOFR + 1.26%), 2.65%, 10/21/2032 (aa)		80	71
Reg. S, 3.00%, 02/12/2031	EUR	1,356	1,604
Reg. S, 3.13%, 07/25/2029	GBP	1,500	1,949
(United States SOFR + 1.42%), 5.02%, 10/23/2035 (aa)		5,180	5,115
(United States SOFR + 1.58%), 5.56%, 11/19/2045 (aa)		1,550	1,528
(United States SOFR + 1.08%), 5.80%, 08/10/2026 (aa)		70	70
(United States SOFR + 1.77%), 6.48%, 10/24/2029 (aa)		20	21
6.75%, 10/01/2037		20	22
Hamburg Commercial Bank AG, (Germany), Reg. S, 3.38%, 02/01/2028	EUR	50	60
Hamburger Sparkasse AG, (Germany), Reg. S, 0.75%, 03/30/2027	EUR	100	115
HSBC Holdings plc, (United Kingdom),
(United States SOFR + 1.29%), 1.59%, 05/24/2027 (aa)		200	195
(United States SOFR + 1.29%), 2.21%, 08/17/2029 (aa)		3,130	2,912
(GBP Swap Rate 1 Year + 1.77%), 3.00%, 05/29/2030 (aa)	GBP	225	289

SEE NOTES TO FINANCIAL STATEMENTS.

66	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Banks — continued
(CME Term SOFR 3 Month + 1.87%), 3.97%, 05/22/2030 (aa)		200	195
(United States SOFR + 2.11%), 4.76%, 06/09/2028 (aa)		700	703
(United States SOFR + 1.57%), 5.24%, 05/13/2031 (aa)		1,195	1,216
(United States SOFR + 1.29%), 5.29%, 11/19/2030 (aa)		900	919
(SONIA Interest Rate Benchmark + 2.12%), 6.80%, 09/14/2031 (aa)	GBP	3,200	4,744
(CMT Index 5 Year + 2.64%), 6.95%, 08/27/2031 (x) (aa)		200	201
Reg. S, 7.00%, 04/07/2038	GBP	300	436
Huntington Bancshares, Inc.,
(United States SOFR + 1.28%), 5.27%, 01/15/2031 (aa)		30	31
(SOFR Compounded Index + 1.87%), 5.71%, 02/02/2035 (aa)		2,110	2,157
(United States SOFR + 2.02%), 6.21%, 08/21/2029 (aa)		235	246
HYPO NOE Landesbank fuer Niederoesterreich und Wien AG, (Austria),
Reg. S, 3.00%, 04/16/2032	EUR	100	118
Reg. S, 3.25%, 02/27/2031	EUR	200	236
Hypo Vorarlberg Bank AG, (Austria),
Reg. S, 1.63%, 05/11/2028	EUR	100	115
Reg. S, 2.75%, 05/13/2032	EUR	100	117
Iccrea Banca SpA, (Italy), Reg. S, 3.88%, 01/12/2029	EUR	100	123
ING Bank NV, (Netherlands),
Reg. S, 0.13%, 12/08/2031	EUR	100	100
Reg. S, 0.75%, 02/18/2029	EUR	100	111
Reg. S, 2.50%, 02/21/2030	EUR	100	117
Reg. S, 3.00%, 05/21/2034	EUR	100	118
ING Belgium SA, (Belgium),
Reg. S, 0.01%, 02/20/2030	EUR	100	105
Reg. S, 1.50%, 05/19/2029	EUR	100	113
ING Groep NV, (Netherlands),
Reg. S, (EURIBOR 3 Month + 0.68%), 0.25%, 02/18/2029 (aa)	EUR	4,000	4,402
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.15%), 0.88%, 06/09/2032 (aa)	EUR	1,000	1,134
Reg. S, (SONIA Interest Rate Benchmark + 0.91%), 1.13%, 12/07/2028 (aa)	GBP	1,900	2,409
(United States SOFR + 1.01%), 1.73%, 04/01/2027 (aa)		1,265	1,239
Reg. S, (EURIBOR 3 Month + 1.30%), 3.75%, 09/03/2035 (aa)	EUR	1,700	2,016
Reg. S, (EUR Swap Rate 5 Year + 2.50%), 4.13%, 08/24/2033 (aa)	EUR	2,500	3,011
(United States SOFR + 1.61%), 5.53%, 03/25/2036 (aa)		200	204
(United States SOFR + 1.77%), 5.55%, 03/19/2035 (aa)		200	205

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
ING-DiBa AG, (Germany), Reg. S, 0.01%, 10/07/2028	EUR	200	219
Intesa Sanpaolo SpA, (Italy),
Reg. S, 0.38%, 09/14/2026	EUR	100	115
7.00%, 11/21/2025 (e)		1,060	1,068
7.80%, 11/28/2053 (e)		2,130	2,494
Investec plc, (United Kingdom),
Reg. S, (UK Gilts 1 Year + 1.50%), 1.88%, 07/16/2028 (aa)	GBP	1,500	1,934
Reg. S, (UK Gilts 5 Year + 2.05%), 2.63%, 01/04/2032 (aa)	GBP	1,000	1,320
Investitionsbank Berlin, (Germany),
Series 208, 0.05%, 03/02/2035	EUR	100	89
Series 215, 0.01%, 07/01/2031	EUR	200	201
Series 216, 0.01%, 07/15/2027	EUR	500	564
Series 222, Reg. S, 2.75%, 10/04/2027	EUR	700	835
Series 226, Reg. S, 3.13%, 03/01/2033	EUR	900	1,080
Series 237, Reg. S, 2.25%, 09/28/2029	EUR	100	117
Series 276, 0.01%, 11/22/2029	EUR	200	211
KeyCorp.,
(SOFR Compounded Index + 1.23%), 5.12%, 04/04/2031 (aa)		900	911
(SOFR Compounded Index + 2.42%), 6.40%, 03/06/2035 (aa)		520	555
Kookmin Bank, (South Korea), Reg. S, 0.05%, 10/19/2026	EUR	1,800	2,061
Kreditanstalt fuer Wiederaufbau, (Germany),
Reg. S, 0.00%, 09/30/2026	EUR	2,000	2,301
Reg. S, 0.00%, 03/31/2027	EUR	500	569
Reg. S, 0.00%, 04/30/2027	EUR	1,530	1,739
Reg. S, 0.00%, 12/15/2027	EUR	3,740	4,192
Reg. S, 0.00%, 09/15/2028	EUR	1,325	1,458
Reg. S, 0.00%, 11/09/2028	EUR	1,490	1,632
Reg. S, 0.00%, 06/15/2029	EUR	1,084	1,169
Reg. S, 0.00%, 09/17/2030	EUR	1,108	1,153
Reg. S, 0.00%, 01/10/2031	EUR	3,310	3,404
Reg. S, 0.00%, 09/15/2031	EUR	2,000	2,017
Reg. S, 0.01%, 05/05/2027	EUR	520	591
Reg. S, 0.05%, 09/29/2034	EUR	780	714
Reg. S, 0.13%, 01/09/2032	EUR	1,830	1,840
0.38%, 07/18/2025		150	150
Reg. S, 0.38%, 04/23/2030	EUR	360	386
Reg. S, 0.38%, 05/20/2036	EUR	748	674
Reg. S, 0.50%, 09/28/2026	EUR	2,520	2,917
0.50%, 09/15/2027	EUR	500	570
0.63%, 01/07/2028	EUR	720	819
Reg. S, 0.75%, 01/15/2029	EUR	3,550	3,976
Reg. S, 0.88%, 07/04/2039	EUR	2,380	2,095
Reg. S, 1.13%, 09/15/2032	EUR	900	955
Reg. S, 1.13%, 05/09/2033	EUR	550	575
Reg. S, 1.13%, 03/31/2037	EUR	3,040	2,914
Reg. S, 1.13%, 06/15/2037	EUR	1,000	954

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	67

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Banks — continued
Reg. S, 1.25%, 06/30/2027	EUR	8,160	9,474
Reg. S, 1.38%, 06/07/2032	EUR	1,200	1,302
Reg. S, 1.38%, 07/31/2035	EUR	202	207
Reg. S, 2.00%, 11/15/2029	EUR	500	581
Reg. S, 2.38%, 08/05/2027	EUR	5,040	5,981
Reg. S, 2.38%, 04/11/2028	EUR	3,089	3,665
Reg. S, 2.38%, 10/04/2029	EUR	700	828
Reg. S, 2.50%, 10/15/2031	EUR	2,790	3,278
Reg. S, 2.63%, 04/26/2029	EUR	2,490	2,974
Reg. S, 2.63%, 01/10/2034	EUR	1,500	1,747
Reg. S, 2.75%, 10/01/2027	EUR	750	897
Reg. S, 2.75%, 03/15/2028	EUR	650	779
Reg. S, 2.75%, 05/15/2030	EUR	525	629
Reg. S, 2.75%, 02/20/2031	EUR	1,100	1,314
Reg. S, 2.75%, 02/14/2033	EUR	700	828
Reg. S, 2.75%, 01/17/2035	EUR	1,043	1,219
Reg. S, 2.88%, 12/28/2029	EUR	1,280	1,540
Reg. S, 2.88%, 03/31/2032	EUR	2,100	2,515
Reg. S, 2.88%, 06/07/2033	EUR	500	595
Reg. S, 3.13%, 10/10/2028	EUR	800	971
Reg. S, 3.13%, 06/07/2030	EUR	2,200	2,678
Reg. S, 3.25%, 03/24/2031	EUR	1,510	1,852
4.70%, 06/02/2037	CAD	140	107
Reg. S, 4.88%, 03/15/2037	GBP	825	1,142
5.00%, 03/16/2026		200	201
5.75%, 06/07/2032	GBP	1,300	1,940
La Banque Postale SA, (France),
Reg. S, 0.25%, 07/12/2026	EUR	200	231
Reg. S, 0.75%, 06/23/2031	EUR	300	305
Reg. S, (EUR Swap Rate 5 Year + 1.23%), 0.75%, 08/02/2032 (aa)	EUR	100	113
Reg. S, (EURIBOR 3 Month + 0.78%), 1.00%, 02/09/2028 (aa)	EUR	400	460
Reg. S, 1.38%, 04/24/2029	EUR	200	223
Reg. S, 3.50%, 06/13/2030	EUR	400	482
Reg. S, (EURIBOR 3 Month + 1.30%), 3.50%, 04/01/2031 (aa)	EUR	200	237
Reg. S, 4.00%, 05/03/2028	EUR	400	490
Reg. S, 4.38%, 01/17/2030	EUR	200	249
Reg. S, (EUR Swap Rate 5 Year + 2.85%), 5.50%, 03/05/2034 (aa)	EUR	300	377
Landesbank Baden-Wuerttemberg, (Germany),
Reg. S, 0.25%, 07/21/2028	EUR	200	218
Reg. S, 0.38%, 02/18/2027	EUR	200	228
Reg. S, 0.38%, 02/28/2028	EUR	200	223
Reg. S, 0.38%, 05/07/2029	EUR	300	321
Reg. S, 0.38%, 02/21/2031	EUR	400	404
Reg. S, 2.75%, 03/12/2031	EUR	100	119
Reg. S, 3.00%, 09/26/2031	EUR	60	72
Reg. S, 3.00%, 05/25/2035	EUR	50	59
Reg. S, 3.13%, 11/13/2029	EUR	50	61
Reg. S, 3.25%, 09/27/2027	EUR	50	60

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
3.50%, 03/21/2030	EUR	300	360
Series 809, Reg. S, 0.38%, 07/29/2026	EUR	100	115
Landesbank Hessen-Thueringen Girozentrale, (Germany),
Reg. S, 0.01%, 07/19/2027	EUR	100	113
Reg. S, 0.38%, 06/04/2029	EUR	300	321
Reg. S, 0.63%, 01/12/2027	EUR	100	115
Reg. S, 2.63%, 08/24/2027	EUR	200	236
Reg. S, 2.88%, 02/06/2034	EUR	100	117
Reg. S, 3.00%, 03/05/2032	EUR	400	474
Reg. S, 3.38%, 02/26/2031	EUR	200	238
Reg. S, 4.00%, 02/04/2030	EUR	300	372
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.75%), 4.50%, 09/15/2032 (aa)	EUR	100	120
Landeskreditbank Baden-Wuerttemberg Foerderbank, (Germany),
Reg. S, 0.38%, 02/25/2027	EUR	400	458
Reg. S, 0.75%, 03/16/2032	EUR	200	208
Reg. S, 2.75%, 02/16/2028	EUR	500	597
Series 5614, Reg. S, 0.01%, 01/20/2031	EUR	700	716
Landwirtschaftliche Rentenbank, (Germany),
Reg. S, 0.00%, 09/28/2026	EUR	535	615
Reg. S, 0.00%, 09/22/2027	EUR	300	338
Reg. S, 0.00%, 07/19/2028	EUR	1,500	1,653
Reg. S, 0.00%, 12/13/2028	EUR	720	785
Reg. S, 0.00%, 11/27/2029	EUR	820	870
Reg. S, 0.01%, 11/26/2040	EUR	200	142
Reg. S, 0.05%, 12/18/2029	EUR	2,140	2,274
Reg. S, 0.05%, 01/31/2031	EUR	800	821
Reg. S, 0.10%, 03/08/2027	EUR	1,180	1,346
Reg. S, 0.38%, 02/14/2028	EUR	1,140	1,283
Reg. S, 0.50%, 02/28/2029	EUR	400	441
Reg. S, 0.63%, 02/20/2030	EUR	1,090	1,184
Reg. S, 0.63%, 10/31/2036	EUR	825	746
Reg. S, 2.50%, 05/11/2032	EUR	100	117
Reg. S, 2.75%, 02/16/2032	EUR	1,000	1,186
Reg. S, 2.75%, 01/17/2033	EUR	300	354
Reg. S, 2.88%, 07/09/2031	EUR	300	359
Reg. S, 3.00%, 11/14/2034	EUR	700	833
Reg. S, 3.25%, 09/06/2030	EUR	600	732
LFA Foerderbank Bayern, (Germany),
Series 171, 1.00%, 03/01/2028	EUR	200	228
Series 219, 2.88%, 02/01/2029	EUR	300	359
Series 1174, 0.75%, 01/04/2027	EUR	200	231
Series 1180, 0.75%, 04/01/2031	EUR	400	423
Lloyds Bank plc, (United Kingdom),
Reg. S, 6.00%, 02/08/2029	GBP	100	145
Reg. S, 6.50%, 09/17/2040	GBP	300	449
Lloyds Banking Group plc, (United Kingdom),
(UK Gilts 5 Year + 1.60%), 1.99%, 12/15/2031 (aa)	GBP	1,900	2,509

SEE NOTES TO FINANCIAL STATEMENTS.

68	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Banks — continued
(ICE LIBOR USD 3 Month + 1.21%), 3.57%, 11/07/2028 (aa)		1,050	1,028
(CMT Index 1 Year + 1.48%), 5.99%, 08/07/2027 (aa)		2,150	2,182
Reg. S, (UK Gilts 5 Year + 3.10%), 6.63%, 06/02/2033 (aa)	GBP	2,600	3,697
Luzerner Kantonalbank AG, (Switzerland),
Reg. S, 0.10%, 09/15/2031	CHF	1,050	1,272
Reg. S, 0.35%, 02/05/2027	CHF	500	630
M&T Bank Corp.,
(United States SOFR + 0.93%), 4.83%, 01/16/2029 (aa)		55	55
(United States SOFR + 2.26%), 6.08%, 03/13/2032 (aa)		71	75
(United States SOFR + 2.80%), 7.41%, 10/30/2029 (aa)		105	114
Mediobanca Banca di Credito Finanziario SpA, (Italy), Reg. S, 3.00%, 09/04/2031	EUR	100	118
Mediocredito Centrale—Banca Del Mezzogiorno SpA, (Italy), Reg. S, 3.75%, 09/20/2029	EUR	200	244
Mitsubishi UFJ Financial Group, Inc., (Japan),
(CMT Index 1 Year + 0.75%), 1.54%, 07/20/2027 (aa)		780	757
(CMT Index 1 Year + 1.90%), 5.35%, 09/13/2028 (aa)		3,450	3,525
Mizuho Financial Group, Inc., (Japan),
(CME Term SOFR 3 Month + 1.39%), 3.15%, 07/16/2030 (aa)		930	880
(CMT Index 1 Year + 1.65%), 5.78%, 07/06/2029 (aa)		460	478
Morgan Stanley,
(United States SOFR + 0.86%), 1.51%, 07/20/2027 (aa)		39	38
(United States SOFR + 1.03%), 1.79%, 02/13/2032 (aa)		39	33
(United States SOFR + 1.00%), 2.48%, 01/21/2028 (aa)		2	2
(United States SOFR + 1.20%), 2.51%, 10/20/2032 (aa)		25	22
2.63%, 03/09/2027	GBP	1,425	1,899
(United States SOFR + 1.14%), 2.70%, 01/22/2031 (aa)		1,075	991
(EURIBOR 3 Month + 1.32%), 3.52%, 05/22/2031 (aa)	EUR	3,600	4,310
3.95%, 04/23/2027		17	17
(United States SOFR + 1.10%), 4.65%, 10/18/2030 (aa)		3,335	3,341
(United States SOFR + 1.38%), 4.99%, 04/12/2029 (aa)		30	31
(United States SOFR + 1.45%), 5.17%, 01/16/2030 (aa)		2,275	2,323
(SONIA Interest Rate Benchmark + 1.46%), 5.21%, 10/24/2035 (aa)	GBP	2,200	2,973

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
(United States SOFR + 1.11%), 5.23%, 01/15/2031 (aa)		95	97
(United States SOFR + 1.87%), 5.25%, 04/21/2034 (aa)		190	193
(United States SOFR + 1.56%), 5.32%, 07/19/2035 (aa)		1,470	1,488
(United States SOFR + 1.88%), 5.42%, 07/21/2034 (aa)		990	1,014
(United States SOFR + 1.63%), 5.45%, 07/20/2029 (aa)		510	524
(United States SOFR + 1.71%), 5.52%, 11/19/2055 (aa)		210	205
(United States SOFR + 1.58%), 5.83%, 04/19/2035 (aa)		550	576
(United States SOFR + 2.24%), 6.30%, 10/18/2028 (aa)		110	115
Muenchener Hypothekenbank eG, (Germany),
Reg. S, 0.01%, 11/02/2040	EUR	50	35
Reg. S, 0.13%, 02/01/2029	EUR	50	54
Reg. S, 1.00%, 04/18/2039	EUR	50	44
Reg. S, 2.50%, 07/04/2028	EUR	50	59
Reg. S, 3.00%, 02/01/2034	EUR	50	59
Series 2057, Reg. S, 3.00%, 07/11/2031	EUR	25	30
National Australia Bank Ltd., (Australia),
Reg. S, (UK Gilts 5 Year + 1.40%), 1.70%, 09/15/2031 (aa)	GBP	1,425	1,874
Reg. S, 2.13%, 05/24/2028	EUR	500	584
Reg. S, 2.35%, 08/30/2029	EUR	100	117
Reg. S, 3.15%, 02/05/2031	EUR	1,800	2,161
National Bank of Canada, (Canada), Reg. S, 0.01%, 03/25/2028	EUR	100	111
Nationale-Nederlanden Bank NV (The), (Netherlands), Reg. S, 0.01%, 07/08/2030	EUR	100	103
NatWest Group plc, (United Kingdom),
Reg. S, (EURIBOR 3 Month + 0.89%), 0.67%, 09/14/2029 (aa)	EUR	2,000	2,208
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.60%), 5.76%, 02/28/2034 (aa)	EUR	2,500	3,170
NatWest Markets plc, (United Kingdom), 5.02%, 03/21/2030 (e)		2,300	2,336
NIBC Bank NV, (Netherlands), Reg. S, 0.13%, 04/21/2031	EUR	100	101
Norddeutsche Landesbank-Girozentrale, (Germany),
Reg. S, 0.01%, 09/23/2026	EUR	100	115
Reg. S, 0.25%, 10/28/2026	EUR	20	23
Reg. S, 2.88%, 05/14/2027	EUR	50	59
Reg. S, 3.25%, 02/04/2028	EUR	200	239
Reg. S, 3.63%, 09/11/2029	EUR	300	361
Reg. S, 4.88%, 07/11/2028	EUR	100	126

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	69

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Banks — continued
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.95%), 5.63%, 08/23/2034 (aa)	EUR	100	122
Nordea Hypotek AB, (Sweden),
Series 5537, Reg. S, 1.00%, 06/16/2027	SEK	2,000	207
Series 5538, Reg. S, 3.50%, 09/20/2028	SEK	2,000	219
Series 5540, Reg. S, 3.00%, 11/26/2030	SEK	2,000	216
Nordea Kiinnitysluottopankki OYJ, (Finland),
Reg. S, 2.38%, 04/04/2028	EUR	100	118
Reg. S, 2.50%, 09/14/2032	EUR	100	115
Reg. S, 3.00%, 01/31/2031	EUR	150	180
Novo Banco SA, (Portugal), Reg. S, 2.75%, 02/04/2030	EUR	100	119
NRW Bank, (Germany),
Reg. S, 0.00%, 02/18/2030	EUR	400	420
Reg. S, 0.00%, 09/23/2030	EUR	500	515
Reg. S, 0.00%, 02/03/2031	EUR	300	305
Reg. S, 0.00%, 07/28/2031	EUR	138	138
Reg. S, 0.10%, 07/09/2035	EUR	680	597
Reg. S, 0.38%, 05/16/2029	EUR	750	817
Reg. S, 0.50%, 06/17/2041	EUR	100	75
0.63%, 02/23/2027	EUR	700	806
0.63%, 01/04/2028	EUR	110	125
Reg. S, 0.75%, 06/30/2028	EUR	760	856
1.20%, 03/28/2039	EUR	100	90
1.25%, 05/13/2049	EUR	87	62
Reg. S, 2.50%, 02/13/2032	EUR	300	349
2.75%, 02/21/2029	EUR	500	596
Reg. S, 2.75%, 05/15/2031	EUR	1,502	1,778
Reg. S, 2.88%, 04/05/2033	EUR	600	708
Reg. S, 2.88%, 07/25/2034	EUR	300	351
Reg. S, 2.88%, 09/26/2039	EUR	170	189
Reg. S, 3.00%, 05/31/2030	EUR	173	208
Reg. S, 3.00%, 06/04/2035	EUR	300	354
Series 1W1, 0.13%, 02/04/2030	EUR	300	317
Nykredit Realkredit A/S, (Denmark),
Series 13G, Reg. S, 1.00%, 04/01/2026	DKK	300	47
Series 13H, Reg. S, 1.00%, 07/01/2026	DKK	600	94
Series 13H*, Reg. S, 1.00%, 01/01/2027	DKK	1,600	249
Series 13H, Reg. S, 1.00%, 07/01/2027	DKK	2,900	449
Series 13H, Reg. S, 1.00%, 01/01/2028	DKK	200	31
Series 13H, Reg. S, 1.00%, 07/01/2028	DKK	400	61
Series 13H, Reg. S, 1.00%, 07/01/2029	DKK	650	98
Series SDO, Reg. S, 1.00%, 01/01/2029	DKK	700	106
Oesterreichische Kontrollbank AG, (Austria),
Reg. S, 0.00%, 10/08/2026	EUR	150	172
Reg. S, 1.50%, 07/13/2027	EUR	300	350
Reg. S, 3.13%, 11/15/2028	EUR	200	242
OP Corporate Bank plc, (Finland), Reg. S, 4.13%, 04/18/2027	EUR	3,000	3,640

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
OP Mortgage Bank, (Finland),
Reg. S, 0.63%, 02/15/2029	EUR	100	110
Reg. S, 1.00%, 10/05/2027	EUR	100	115
Reg. S, 3.00%, 07/17/2031	EUR	100	119
Permanent TSB Group Holdings plc, (Ireland),
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 1.60%), 4.25%, 07/10/2030 (aa)	EUR	200	244
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 3.50%), 6.63%, 04/25/2028 (aa)	EUR	300	377
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 3.50%), 6.63%, 06/30/2029 (aa)	EUR	300	389
Pfandbriefbank schweizerischer Hypothekarinstitute AG, (Switzerland),
Reg. S, 0.00%, 02/26/2030	CHF	650	801
Series 676, Reg. S, 0.25%, 04/26/2034	CHF	100	120
Series 678, Reg. S, 0.00%, 08/26/2049	CHF	40	38
Series 683, Reg. S, 0.00%, 02/25/2028	CHF	370	463
Series 684, Reg. S, 0.00%, 05/10/2045	CHF	125	124
Series 689, Reg. S, 0.25%, 10/06/2042	CHF	40	43
Series 697, Reg. S, 0.00%, 05/20/2041	CHF	250	263
Series 706, Reg. S, 0.13%, 08/19/2031	CHF	160	196
Series 723, Reg. S, 2.25%, 07/05/2052	CHF	10	16
Series 741, Reg. S, 1.88%, 06/24/2050	CHF	30	43
Series 742, Reg. S, 1.75%, 07/07/2033	CHF	50	68
Series 743, Reg. S, 1.75%, 07/09/2038	CHF	50	68
Series 745, Reg. S, 1.75%, 12/23/2033	CHF	30	41
Series 748, Reg. S, 1.63%, 03/15/2034	CHF	40	54
Series 751, Reg. S, 1.25%, 05/28/2030	CHF	40	52
Series 755, Reg. S, 1.50%, 07/13/2027	CHF	100	129
Series 764, Reg. S, 0.88%, 03/10/2032	CHF	100	128
Pfandbriefzentrale der schweizerischen Kantonalbanken AG, (Switzerland),
Series 483, Reg. S, 0.00%, 01/27/2027	CHF	270	339
Series 490, Reg. S, 0.50%, 02/20/2032	CHF	150	187
Series 516, Reg. S, 0.13%, 03/23/2032	CHF	50	61
Series 524, Reg. S, 0.00%, 06/21/2028	CHF	50	62
Series 530, Reg. S, 0.00%, 03/18/2033	CHF	370	440
Series 531, Reg. S, 0.00%, 02/15/2036	CHF	365	416
Series 534, Reg. S, 0.00%, 03/13/2028	CHF	200	250
Series 550, Reg. S, 1.10%, 04/18/2028	CHF	130	168
Series 576, Reg. S, 1.85%, 07/19/2038	CHF	50	69
Series 585, Reg. S, 1.50%, 04/02/2031	CHF	100	133
Series 588, Reg. S, 1.45%, 11/03/2032	CHF	50	66
Series 589, Reg. S, 1.50%, 06/23/2036	CHF	30	40
Series 600, Reg. S, 0.90%, 10/26/2035	CHF	40	50
Piraeus Bank SA, (Greece), Reg. S, (ICE EURIBOR Swap Rate 1 Year + 1.15%), 3.00%, 12/03/2028 (aa)	EUR	1,400	1,649
PNC Financial Services Group, Inc. (The), (United States SOFR + 2.28%), 6.88%, 10/20/2034 (aa)		760	850
Raiffeisen Bausparkasse Gesellschaft mbH, (Austria), Reg. S, 3.38%, 07/10/2029	EUR	100	121

SEE NOTES TO FINANCIAL STATEMENTS.

70	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Banks — continued
Raiffeisen Landesbank Vorarlberg mit Revisionsverband eGen, (Austria), Series 9, Reg. S, 3.00%, 01/25/2027	EUR	100	119
Raiffeisenlandesbank Niederoesterreich-Wien AG, (Austria), Reg. S, 3.25%, 01/11/2030	EUR	100	120
Raiffeisenlandesbank Oberoesterreich AG, (Austria), Reg. S, 1.25%, 04/26/2027	EUR	100	116
Raiffeisen-Landesbank Steiermark AG, (Austria), Reg. S, 2.38%, 06/14/2028	EUR	100	117
Raiffeisen-Landesbank Tirol AG, (Austria), Reg. S, 3.00%, 01/24/2028	EUR	100	119
Regions Financial Corp., (United States SOFR + 2.06%), 5.50%, 09/06/2035 (aa)		140	140
Rheinland-Pfalz Bank, (Germany), SUB, 6.88%, 02/23/2028 (e)		2,000	2,118
Royal Bank of Canada, (Canada),
Reg. S, 0.01%, 10/05/2028	EUR	100	109
Reg. S, 0.01%, 01/27/2031	EUR	500	506
Reg. S, 1.50%, 09/15/2027	EUR	100	116
Reg. S, 2.38%, 09/13/2027	EUR	150	177
Reg. S, 2.75%, 02/04/2030	EUR	100	118
(SOFR Compounded Index + 0.81%), 4.72%, 03/27/2028 (aa)		135	136
Santander UK Group Holdings plc, (United Kingdom), (United States SOFR + 2.75%), 6.83%, 11/21/2026 (aa)		2,200	2,218
Santander UK plc, (United Kingdom),
Reg. S, 0.05%, 01/12/2027	EUR	100	114
Reg. S, 1.13%, 03/12/2027	EUR	100	116
Skandinaviska Enskilda Banken AB, (Sweden),
Reg. S, 3.25%, 05/04/2028	EUR	100	121
Series 581, Reg. S, 0.50%, 12/16/2026	SEK	2,000	207
Series 601, Reg. S, 3.00%, 12/06/2027	SEK	4,000	431
Series 604, Reg. S, 3.00%, 12/17/2030	SEK	2,000	215
Slovenska Sporitelna A/S, (Slovakia), Reg. S, 0.13%, 06/12/2026	EUR	100	116
Societe Generale SA, (France),
Reg. S, 1.25%, 06/12/2030	EUR	5,000	5,376
Reg. S, 2.63%, 05/30/2029	EUR	1,000	1,179
Reg. S, 4.00%, 11/16/2027	EUR	3,000	3,662
Reg. S, (EURIBOR 3 Month + 1.73%), 4.13%, 05/14/2036 (aa)	EUR	4,000	4,763
Reg. S, 4.25%, 11/16/2032	EUR	100	126
Reg. S, (EURIBOR 3 Month + 1.90%), 4.88%, 11/21/2031 (aa)	EUR	200	251
(United States SOFR + 1.42%), 5.25%, 05/22/2029 (e) (aa)		2,350	2,379
5.25%, 02/19/2027 (e)		2,000	2,019
Reg. S, (EUR Swap Rate 5 Year + 3.10%), 5.25%, 09/06/2032 (aa)	EUR	200	247

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
(CMT Index 1 Year + 1.50%), 5.52%, 01/19/2028 (e) (aa)		2,230	2,258
Reg. S, 6.25%, 06/22/2033	GBP	2,000	2,926
(CMT Index 1 Year + 2.95%), 7.13%, 01/19/2055 (e) (aa)		250	255
SpareBank 1 Boligkreditt A/S, (Norway),
Reg. S, 0.01%, 09/22/2027	EUR	100	112
Reg. S, 0.13%, 05/12/2031	EUR	100	102
Reg. S, 1.00%, 01/30/2029	EUR	100	112
Sparebank 1 Oestlandet, (Norway), Reg. S, 1.75%, 04/27/2027	EUR	1,000	1,163
SP-Kiinnitysluottopankki OYJ, (Finland), Reg. S, 3.13%, 11/01/2027	EUR	100	120
SR-Boligkreditt A/S, (Norway),
Reg. S, 1.63%, 03/15/2028	EUR	100	116
Reg. S, 2.50%, 06/11/2030	EUR	100	117
Stadshypotek AB, (Sweden),
Reg. S, 0.01%, 11/24/2028	EUR	100	109
Reg. S, 3.63%, 06/20/2028	SEK	2,000	220
Series 1592, Reg. S, 1.00%, 03/01/2027	SEK	2,000	208
Series 1594, Reg. S, 2.00%, 09/01/2028	SEK	3,000	315
Series 1596, Reg. S, 2.50%, 02/01/2030	SEK	2,000	211
Standard Chartered plc, (United Kingdom),
(CMT Index 1 Year + 1.00%), 1.46%, 01/14/2027 (e) (aa)		1,200	1,179
(CMT Index 1 Year + 1.05%), 5.55%, 01/21/2029 (e) (aa)		555	567
Sumitomo Mitsui Banking Corp., (Japan), Reg. S, 0.41%, 11/07/2029	EUR	2,100	2,244
Sumitomo Mitsui Trust Bank Ltd., (Japan), Reg. S, 0.01%, 10/15/2027	EUR	2,000	2,232
Sveriges Sakerstallda Obligationer AB, (Sweden),
Reg. S, 2.63%, 02/25/2030	EUR	100	118
Series 148, Reg. S, 0.25%, 06/09/2027	SEK	2,000	204
Series 151, Reg. S, 1.00%, 06/12/2030	SEK	2,000	197
Swedbank AB, (Sweden),
Reg. S, 1.30%, 02/17/2027	EUR	1,000	1,158
Reg. S, (UK Gilts 1 Year + 1.00%), 1.38%, 12/08/2027 (aa)	GBP	1,500	1,971
Reg. S, (EUR Swap Rate 5 Year + 2.15%), 3.63%, 08/23/2032 (aa)	EUR	2,249	2,688
Toronto-Dominion Bank (The), (Canada),
Reg. S, 2.78%, 09/03/2027	EUR	200	238
Reg. S, 2.86%, 04/15/2031	EUR	2,200	2,601
Reg. S, 3.19%, 02/16/2029	EUR	100	121
Reg. S, 3.77%, 09/08/2026	EUR	100	120
4.69%, 09/15/2027		55	55
Truist Bank, 2.25%, 03/11/2030		250	225

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	71

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Banks — continued
Truist Financial Corp.,
3.88%, 03/19/2029		1,400	1,368
(United States SOFR + 1.62%), 5.44%, 01/24/2030 (aa)		645	664
(United States SOFR + 2.36%), 5.87%, 06/08/2034 (aa)		370	386
(United States SOFR + 2.45%), 7.16%, 10/30/2029 (aa)		620	671
UBS AG, (Switzerland), 5.65%, 09/11/2028		200	208
UBS Group AG, (Switzerland),
(CMT Index 1 Year + 1.10%), 2.75%, 02/11/2033 (e) (aa)		1,000	873
(United States SOFR + 1.73%), 3.09%, 05/14/2032 (e) (aa)		755	685
(ICE LIBOR USD 3 Month + 1.47%), 3.13%, 08/13/2030 (e) (aa)		300	283
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 4.95%), 7.75%, 03/01/2029 (aa)	EUR	4,400	5,838
UBS Switzerland AG, (Switzerland),
Reg. S, 0.00%, 10/31/2030	CHF	25	30
Reg. S, 2.04%, 10/18/2033	CHF	30	41
Reg. S, 2.58%, 09/23/2027	EUR	100	119
Reg. S, 3.30%, 03/05/2029	EUR	100	121
UniCredit Bank Austria AG, (Austria), Reg. S, 3.13%, 09/21/2029	EUR	100	120
UniCredit Bank Czech Republic & Slovakia A/S, (Czech Republic), Reg. S, 3.13%, 10/11/2027	EUR	1,900	2,268
UniCredit Bank GmbH, (Germany),
Reg. S, 0.01%, 09/15/2028	EUR	50	55
Reg. S, 0.13%, 11/22/2029	EUR	100	106
Reg. S, 0.85%, 05/22/2034	EUR	50	49
Reg. S, 0.88%, 01/11/2029	EUR	100	111
Reg. S, 2.63%, 11/22/2030	EUR	120	141
UniCredit SpA, (Italy),
Reg. S, 0.38%, 10/31/2026	EUR	100	115
(CMT Index 1 Year + 2.30%), 2.57%, 09/22/2026 (e) (aa)		3,000	2,984
Reg. S, 3.50%, 07/31/2030	EUR	1,800	2,191
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.80%), 4.18%, 06/24/2037 (aa)	EUR	5,675	6,672
United Overseas Bank Ltd., (Singapore), Reg. S, 0.01%, 12/01/2027	EUR	100	111
US Bancorp,
(CMT Index 5 Year + 2.54%), 3.70%, 01/15/2027 (x) (aa)		2,300	2,212
(United States SOFR + 1.56%), 5.38%, 01/23/2030 (aa)		30	31
(United States SOFR + 1.41%), 5.42%, 02/12/2036 (aa)		60	61
(United States SOFR + 1.43%), 5.73%, 10/21/2026 (aa)		30	30

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
(United States SOFR + 2.26%), 5.84%, 06/12/2034 (aa)		725	762
Vseobecna Uverova Banka A/S, (Slovakia),
Reg. S, 0.50%, 06/26/2029	EUR	1,800	1,944
Reg. S, 3.25%, 03/20/2031	EUR	100	120
Wells Fargo & Co.,
(CME Term SOFR 3 Month + 1.43%), 2.88%, 10/30/2030 (aa)		30	28
(United States SOFR + 2.53%), 3.07%, 04/30/2041 (aa)		2,110	1,594
(United States SOFR + 1.50%), 3.35%, 03/02/2033 (aa)		2,056	1,879
(CME Term SOFR 3 Month + 1.57%), 3.58%, 05/22/2028 (aa)		3	3
(United States SOFR + 2.13%), 4.61%, 04/25/2053 (aa)		650	554
4.75%, 12/07/2046		15	13
(United States SOFR + 1.98%), 4.81%, 07/25/2028 (aa)		925	933
(United States SOFR + 2.02%), 5.39%, 04/24/2034 (aa)		940	962
(United States SOFR + 1.78%), 5.50%, 01/23/2035 (aa)		4	4
(United States SOFR + 1.99%), 5.56%, 07/25/2034 (aa)		2,050	2,116
(United States SOFR + 1.74%), 5.57%, 07/25/2029 (aa)		1,390	1,435
5.61%, 01/15/2044		24	23
(United States SOFR + 1.07%), 5.71%, 04/22/2028 (aa)		1,510	1,543
(United States SOFR + 2.06%), 6.49%, 10/23/2034 (aa)		1,615	1,766
(CMT Index 5 Year + 2.77%), 6.85%, 09/15/2029 (x) (aa)		20	21
Westpac Banking Corp., (Australia),
Reg. S, 0.01%, 09/22/2028	EUR	100	109
Reg. S, 0.88%, 04/17/2027	EUR	1,000	1,147
Reg. S, 1.08%, 04/05/2027	EUR	100	115
2.96%, 11/16/2040		30	22
Westpac Securities NZ Ltd., (New Zealand),
Reg. S, 0.43%, 12/14/2026	EUR	2,500	2,860
Reg. S, 3.75%, 04/20/2028	EUR	100	122
Wirtschafts- und Infrastrukturbank Hessen, (Germany),
0.88%, 06/14/2028	EUR	100	113
1.25%, 09/06/2033	EUR	200	208
2.63%, 01/26/2033	EUR	400	467
2.63%, 02/13/2035	EUR	300	343
2.88%, 02/22/2034	EUR	200	235
Wuestenrot Bausparkasse AG, (Germany), Series 20, Reg. S, 3.38%, 11/28/2028	EUR	100	122
Zuercher Kantonalbank, (Switzerland),
Series 139, Reg. S, 0.02%, 08/16/2027	CHF	1,000	1,252

SEE NOTES TO FINANCIAL STATEMENTS.

72	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Banks — continued
Series 140, Reg. S, 0.05%, 11/23/2026	CHF	500	628
Series 149, Reg. S, 0.00%, 01/21/2033	CHF	500	591
Series 150, Reg. S, 0.10%, 03/31/2031	CHF	240	293

			663,762

Diversified Financial Services — 0.5%
Aareal Bank AG, (Germany),
Reg. S, 2.75%, 10/08/2030	EUR	100	118
Reg. S, 2.88%, 05/10/2028	EUR	100	119
Series 236, Reg. S, 0.01%, 02/01/2028	EUR	100	111
Affordable Housing Finance plc, (United Kingdom),
Reg. S, 2.89%, 08/11/2043	GBP	300	294
Reg. S, 3.80%, 05/20/2042	GBP	300	342
Ally Financial, Inc., (SOFR Compounded Index + 1.73%), 5.54%, 01/17/2031 (aa)		2,480	2,513
American Express Co.,
(United States SOFR + 1.00%), 5.10%, 02/16/2028 (aa)		30	30
(SOFR Compounded Index + 1.32%), 5.44%, 01/30/2036 (aa)		40	41
(United States SOFR + 1.93%), 5.63%, 07/28/2034 (aa)		28	29
Ameriprise Financial, Inc., 5.15%, 05/15/2033		9	9
Apollo Global Management, Inc., 5.80%, 05/21/2054		50	49
Ares Management Corp., 5.60%, 10/11/2054		5	5
Arkea Home Loans SFH SA, (France), Reg. S, 3.25%, 08/01/2033	EUR	100	119
Artesian Finance II plc, (United Kingdom), 6.00%, 09/30/2033	GBP	30	42
Aspire Defence Finance plc, (United Kingdom), Series B, 4.67%, 03/31/2040	GBP	38	49
AXA Home Loan SFH SA, (France), Reg. S, 0.01%, 10/16/2029	EUR	100	105
Bayerische Landesbodenkreditanstalt, (Germany),
Reg. S, 2.38%, 05/07/2030	EUR	400	469
Reg. S, 2.63%, 09/25/2034	EUR	400	459
Reg. S, 2.88%, 02/28/2031	EUR	100	119
Reg. S, 3.25%, 03/15/2035	EUR	100	121
BlackRock Funding, Inc., 5.35%, 01/08/2055		225	220
Blackrock, Inc., 3.75%, 07/18/2035	EUR	1,600	1,923
Blackstone Holdings Finance Co. LLC, Reg. S, 1.50%, 04/10/2029	EUR	167	187
Blue Owl Finance LLC,
3.13%, 06/10/2031		20	17
6.25%, 04/18/2034		130	134

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Diversified Financial Services — continued
BNP Paribas Home Loan SFH SA, (France), Reg. S, 3.00%, 01/31/2030	EUR	100	120
BPCE SFH SA, (France),
Reg. S, 0.01%, 11/08/2026	EUR	100	115
Reg. S, 0.01%, 01/21/2027	EUR	100	114
Reg. S, 0.01%, 01/29/2036	EUR	100	84
Reg. S, 0.63%, 09/22/2027	EUR	100	114
Reg. S, 1.13%, 04/12/2030	EUR	100	110
Reg. S, 1.75%, 05/27/2032	EUR	100	109
Reg. S, 2.63%, 07/24/2030	EUR	100	117
Reg. S, 2.88%, 01/15/2027	EUR	100	119
Reg. S, 3.00%, 02/20/2029	EUR	100	120
Reg. S, 3.00%, 03/24/2032	EUR	100	118
Reg. S, 3.38%, 03/13/2029	EUR	100	121
Caisse de Refinancement de l’Habitat SA, (France),
Reg. S, 0.01%, 02/07/2028	EUR	200	222
Reg. S, 2.63%, 06/20/2030	EUR	100	118
Reg. S, 2.75%, 04/12/2028	EUR	100	119
Reg. S, 2.75%, 09/06/2030	EUR	2,100	2,483
Reg. S, 3.38%, 06/28/2032	EUR	100	121
Cantor Fitzgerald LP,
4.50%, 04/14/2027 (e)		1,740	1,720
7.20%, 12/12/2028 (e)		840	892
Capital One Financial Corp., 1.65%, 06/12/2029	EUR	250	280
(United States SOFR + 2.37%), 5.27%, 05/10/2033 (aa)		80	81
(United States SOFR + 1.56%), 5.46%, 07/26/2030 (aa)		30	31
(United States SOFR + 2.04%), 6.18%, 01/30/2036 (aa)		25	25
(United States SOFR + 2.64%), 6.31%, 06/08/2029 (aa)		72	76
6.70%, 11/29/2032		35	38
(United States SOFR + 2.44%), 7.15%, 10/29/2027 (aa)		2	2
(United States SOFR + 3.07%), 7.62%, 10/30/2031 (aa)		620	700
(SOFR Compounded Index + 3.37%), 7.96%, 11/02/2034 (aa)		140	163
Cboe Global Markets, Inc.,
1.63%, 12/15/2030		29	25
3.00%, 03/16/2032		85	76
CCF SFH SACA, (France),
Reg. S, 0.75%, 03/22/2027	EUR	100	115
Reg. S, 2.50%, 06/28/2028	EUR	1,900	2,239
Reg. S, 3.00%, 04/23/2030	EUR	100	119
Charles Schwab Corp. (The),
Series I, (CMT Index 5 Year + 3.17%), 4.00%, 06/01/2026 (x) (aa)		215	212
Series K, (CMT Index 5 Year + 3.26%), 5.00%, 06/01/2027 (x) (aa)		46	46

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	73

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Diversified Financial Services — continued
Credit Agricole Home Loan SFH SA, (France),
Reg. S, 0.01%, 04/12/2028	EUR	4,200	4,637
Reg. S, 0.01%, 11/03/2031	EUR	100	99
Reg. S, 0.05%, 12/06/2029	EUR	100	106
Reg. S, 0.88%, 08/11/2028	EUR	100	112
Reg. S, 0.88%, 05/06/2034	EUR	100	97
Reg. S, 2.13%, 01/07/2030	EUR	100	115
Reg. S, 2.63%, 02/17/2031	EUR	100	117
Reg. S, 3.25%, 09/28/2026	EUR	100	120
Reg. S, 3.38%, 09/04/2028	EUR	100	121
Credit Agricole Public Sector SCF SA, (France),
Reg. S, 0.88%, 08/02/2027	EUR	100	114
Reg. S, 3.00%, 06/14/2030	EUR	100	120
Credit Mutuel Home Loan SFH SA, (France),
Reg. S, 0.01%, 07/20/2028	EUR	5,000	5,476
Reg. S, 0.88%, 03/04/2032	EUR	100	103
Reg. S, 2.38%, 02/08/2028	EUR	100	118
Reg. S, 2.63%, 06/06/2030	EUR	100	118
Reg. S, 3.00%, 07/23/2029	EUR	100	120
Reg. S, 3.00%, 11/28/2030	EUR	2,100	2,506
Reg. S, 3.25%, 04/20/2029	EUR	100	121
DLR Kredit A/S, (Denmark), Series CCb, Reg. S, 1.00%, 04/01/2028	DKK	700	107
Enact Holdings, Inc., 6.25%, 05/28/2029		114	118
Euronext NV, (Netherlands), Reg. S, 1.50%, 05/17/2041	EUR	2,778	2,412
IG Group Holdings plc, (United Kingdom), Reg. S, 3.13%, 11/18/2028	GBP	2,000	2,562
Intercontinental Exchange, Inc.,
3.00%, 06/15/2050		160	105
3.63%, 09/01/2028		85	83
Jefferies Financial Group, Inc.,
2.63%, 10/15/2031		1,250	1,087
2.75%, 10/15/2032		1,420	1,196
5.88%, 07/21/2028		405	420
Jyske Realkredit A/S, (Denmark), Series CCB, Reg. S, 1.00%, 04/01/2026	DKK	400	63
La Banque Postale Home Loan SFH SA, (France),
Reg. S, 3.00%, 01/31/2031	EUR	100	119
Reg. S, 3.13%, 01/29/2034	EUR	100	118
Lansforsakringar Hypotek AB, (Sweden),
Reg. S, 1.38%, 05/31/2027	EUR	100	116
Series 520, Reg. S, 1.00%, 09/15/2027	SEK	1,000	103
Series 521, Reg. S, 0.50%, 09/20/2028	SEK	2,800	280
London Stock Exchange Group plc, (United Kingdom),
Reg. S, 1.63%, 04/06/2030	GBP	2,000	2,422
Reg. S, 1.75%, 12/06/2027	EUR	800	925
LPL Holdings, Inc.,
5.65%, 03/15/2035		70	70
6.75%, 11/17/2028		430	459

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Diversified Financial Services — continued
Lseg Netherlands BV, (Netherlands), Reg. S, 0.75%, 04/06/2033	EUR	1,000	966
Mastercard, Inc.,
1.00%, 02/22/2029	EUR	7,609	8,477
2.10%, 12/01/2027	EUR	1,825	2,137
3.85%, 03/26/2050		20	16
4.35%, 01/15/2032		255	254
4.55%, 01/15/2035		90	89
Nasdaq, Inc., 5.35%, 06/28/2028		10	10
Nomura Holdings, Inc., (Japan),
2.17%, 07/14/2028		1,500	1,400
2.61%, 07/14/2031		730	644
3.00%, 01/22/2032		320	283
4.90%, 07/01/2030 (w)		1,130	1,134
6.07%, 07/12/2028		1,625	1,696
Nordea Kredit Realkreditaktieselskab, (Denmark),
Reg. S, 1.00%, 10/01/2027 (e)	DKK	200	31
Series Cc2, Reg. S, 1.00%, 04/01/2029 (e)	DKK	300	45
Series CC2, Reg. S, 1.00%, 10/01/2028 (e)	DKK	300	46
Series CC2, 1.00%, 04/01/2030	DKK	800	118
Nuveen LLC, 5.55%, 01/15/2030 (e)		190	198
OSB Group plc, (United Kingdom), Reg. S, (UK Gilts 1 Year + 4.99%), 9.50%, 09/07/2028 (aa)	GBP	3,400	5,048
Private Export Funding Corp., Series PP, 1.40%, 07/15/2028		775	722
Prs Finance plc, (United Kingdom),
Reg. S, 1.50%, 08/24/2034	GBP	200	209
Reg. S, 1.75%, 11/24/2026	GBP	165	219
Reg. S, 2.00%, 01/23/2029	GBP	900	1,148
Radian Group, Inc., 6.20%, 05/15/2029		40	42
Raymond James Financial, Inc., 3.75%, 04/01/2051		16	12
Realkredit Danmark A/S, (Denmark),
Series 10f, Reg. S, 1.00%, 04/01/2026	DKK	500	78
Series 10F, Reg. S, 1.00%, 01/01/2030 (e)	DKK	1,000	149
Series 22S, Reg. S, 0.00%, 10/01/2040 (e)	DKK	37	5
Saltaire Finance plc, (United Kingdom),
Reg. S, 4.81%, 03/14/2053	GBP	100	124
Reg. S, 4.82%, 12/01/2033	GBP	500	693
Societe Generale SFH SA, (France), Reg. S, 1.75%, 05/05/2034	EUR	200	210
Sparebanken Soer Boligkreditt A/S, (Norway), Reg. S, 0.01%, 09/25/2028	EUR	5,000	5,456
Sparebanken Vest Boligkreditt A/S, (Norway),
Reg. S, 2.50%, 09/22/2027	EUR	100	119
Reg. S, 3.00%, 07/31/2029	EUR	100	120

SEE NOTES TO FINANCIAL STATEMENTS.

74	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Diversified Financial Services — continued
Swedbank Hypotek AB, (Sweden),
Reg. S, 1.38%, 05/31/2027	EUR	100	116
Reg. S, 2.50%, 06/25/2030	EUR	100	117
Series 197, Reg. S, 1.00%, 03/17/2027	SEK	700	73
Series 199, Reg. S, 3.00%, 03/28/2029	SEK	2,000	217
Series 200, Reg. S, 3.00%, 12/27/2029	SEK	2,000	216
THFC Funding No. 1 plc, (United Kingdom), Reg. S, 5.13%, 12/21/2035	GBP	1,370	1,843
Visa, Inc.,
2.05%, 04/15/2030		85	77
4.30%, 12/14/2045		65	57
Western Union Co. (The), 1.35%, 03/15/2026		510	497

			81,084

Insurance — 0.5%
AG Insurance SA, (Belgium), Reg. S, (EUR Swap Rate 5 Year + 3.88%), 3.50%, 06/30/2047 (aa)	EUR	3,100	3,684
AIA Group Ltd., (Hong Kong), Reg. S, (EUR Swap Rate 5 Year + 1.10%), 0.88%, 09/09/2033 (aa)	EUR	1,800	1,960
Alleghany Corp.,
3.25%, 08/15/2051		15	10
3.63%, 05/15/2030		5	5
Allianz SE, (Germany), Reg. S, (EURIBOR 3 Month + 3.55%), 4.25%, 07/05/2052 (aa)	EUR	2,300	2,783
American International Group, Inc.,
1.88%, 06/21/2027	EUR	1,000	1,162
4.85%, 05/07/2030		29	29
American National Group, Inc., 5.75%, 10/01/2029		35	36
Aon North America, Inc., 5.45%, 03/01/2034		75	77
Arthur J Gallagher & Co.,
3.05%, 03/09/2052		20	13
3.50%, 05/20/2051		5	3
5.15%, 02/15/2035		770	770
Assurant, Inc.,
2.65%, 01/15/2032		26	22
3.70%, 02/22/2030		30	29
4.90%, 03/27/2028		7	7
Athene Global Funding, 4.95%, 01/07/2027 (e)		70	70
Aviva plc, (United Kingdom), Reg. S, (EURIBOR 3 Month + 3.05%), 4.63%, 08/28/2056 (aa)	EUR	3,975	4,775
Berkshire Hathaway Finance Corp., 2.38%, 06/19/2039	GBP	825	786
Berkshire Hathaway, Inc., 2.15%, 03/15/2028	EUR	1,000	1,170

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Insurance — continued
Brown & Brown, Inc.,
2.38%, 03/15/2031		69	61
4.20%, 03/17/2032		8	7
4.95%, 03/17/2052		30	26
5.65%, 06/11/2034		80	82
6.25%, 06/23/2055		27	28
BUPA Finance plc, (United Kingdom), Reg. S, 5.00%, 10/12/2030	EUR	1,700	2,159
Caisse Nationale de Reassurance Mutuelle Agricole Groupama, (France), Reg. S, 0.75%, 07/07/2028	EUR	4,900	5,410
Chubb INA Holdings LLC,
1.55%, 03/15/2028	EUR	2,000	2,292
5.00%, 03/15/2034		505	515
CNA Financial Corp.,
2.05%, 08/15/2030		2,500	2,203
5.13%, 02/15/2034		60	60
CNP Assurances SACA, (France),
Reg. S, 0.38%, 03/08/2028	EUR	100	111
Reg. S, 1.25%, 01/27/2029	EUR	700	776
Reg. S, (EURIBOR 3 Month + 2.70%), 1.88%, 10/12/2053 (aa)	EUR	300	301
Reg. S, (EURIBOR 3 Month + 3.00%), 2.00%, 07/27/2050 (aa)	EUR	100	109
Reg. S, 2.75%, 02/05/2029	EUR	100	117
Reg. S, (EURIBOR 3 Month + 4.60%), 4.50%, 06/10/2047 (aa)	EUR	200	241
Reg. S, (EURIBOR 3 Month + 3.37%), 4.88%, 07/16/2054 (aa)	EUR	100	124
Reg. S, (EURIBOR 3 Month + 3.45%), 5.25%, 07/18/2053 (aa)	EUR	300	380
Corebridge Financial, Inc.,
3.90%, 04/05/2032		4	4
4.35%, 04/05/2042		155	130
Credit Agricole Assurances SA, (France), Reg. S, (EUR Swap Rate 5 Year + 5.35%), 4.75%, 09/27/2048 (aa)	EUR	1,700	2,094
Enstar Group Ltd., (Bermuda),
3.10%, 09/01/2031		131	117
4.95%, 06/01/2029		30	30
Everest Reinsurance Holdings, Inc.,
3.13%, 10/15/2052		110	68
3.50%, 10/15/2050		745	509
Fairfax Financial Holdings Ltd., (Canada),
3.38%, 03/03/2031		2,010	1,865
4.85%, 04/17/2028		35	35
5.63%, 08/16/2032		475	488
5.75%, 05/20/2035 (e)		500	507
6.00%, 12/07/2033		30	31
6.10%, 03/15/2055		31	31
6.35%, 03/22/2054		60	61
Fidelity National Financial, Inc.,
3.20%, 09/17/2051		20	12

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	75

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Insurance — continued
3.40%, 06/15/2030		10	10
4.50%, 08/15/2028		10	10
First American Financial Corp., 5.45%, 09/30/2034		63	62
Generali, (Italy),
Reg. S, 1.71%, 06/30/2032	EUR	100	105
Reg. S, (EURIBOR 3 Month + 4.50%), 4.60%, 11/21/2025 (x) (aa)	EUR	100	118
Groupe des Assurances du Credit Mutuel SADIR, (France), Reg. S, 3.75%, 04/30/2029	EUR	2,200	2,661
Jackson Financial, Inc., 4.00%, 11/23/2051		5	3
Legal & General Finance plc, (United Kingdom), Reg. S, 5.88%, 04/05/2033	GBP	425	617
Legal & General Group plc, (United Kingdom),
Reg. S, (UK Gilts 5 Year + 5.25%), 4.50%, 11/01/2050 (aa)	GBP	825	1,084
Reg. S, (UK Gilts 5 Year + 4.65%), 5.13%, 11/14/2048 (aa)	GBP	600	823
Liberty Mutual Group, Inc.,
3.95%, 10/15/2050 (e)		875	641
5.50%, 06/15/2052 (e)		450	417
Lincoln Financial Global Funding, 5.30%, 01/13/2030 (e)		890	915
M&G plc, (United Kingdom), Reg. S, (UK Gilts 5 Year + 4.16%), 5.56%, 07/20/2055 (aa)	GBP	825	1,062
Markel Group, Inc.,
3.45%, 05/07/2052		1,000	674
6.00%, 05/16/2054		40	40
Marsh & McLennan Cos., Inc.,
1.98%, 03/21/2030	EUR	1,100	1,235
5.00%, 03/15/2035		1,210	1,210
5.40%, 03/15/2055		920	887
MetLife, Inc., Series G, (CMT Index 5 Year + 2.08%), 6.35%, 03/15/2055 (aa)		80	82
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, (Germany), Reg. S, (EURIBOR 3 Month + 2.60%), 4.25%, 05/26/2044 (aa)	EUR	2,800	3,386
Mutual of Omaha Cos. Global Funding, 4.75%, 10/15/2029 (e)		1,660	1,673
Mutuelle Assurance Des Commercants et Industriels de France et Des Cadres et Sal, (France), Reg. S, 0.63%, 06/21/2027	EUR	1,900	2,144
Old Republic International Corp., 3.85%, 06/11/2051		15	11
Pension Insurance Corp. plc, (United Kingdom), Reg. S, 5.63%, 09/20/2030	GBP	1,121	1,534
Primerica, Inc., 2.80%, 11/19/2031		35	31

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Insurance — continued
Protective Life Global Funding, 4.77%, 12/09/2029 (e) (jj)		2,500	2,530
Prudential Financial, Inc.,
(ICE LIBOR USD 3 Month + 2.67%), 5.70%, 09/15/2048 (aa)		150	152
(CMT Index 5 Year + 2.85%), 6.75%, 03/01/2053 (aa)		40	42
Prudential Funding Asia plc, (United Kingdom), 5.88%, 05/11/2029	GBP	1,500	2,145
Reinsurance Group of America, Inc., 5.75%, 09/15/2034		57	58
RenaissanceRe Holdings Ltd., (Bermuda),
5.75%, 06/05/2033		52	54
5.80%, 04/01/2035		755	776
Sampo OYJ, (Finland), Reg. S, 2.25%, 09/27/2030	EUR	500	579
Sogecap SA, (France), Reg. S, (EUR Swap Rate 5 Year + 4.15%), 4.13%, 02/18/2026 (x) (aa)	EUR	1,700	2,020
Talanx AG, (Germany), Reg. S, 4.00%, 10/25/2029	EUR	2,300	2,837
Travelers Cos., Inc. (The), 5.45%, 05/25/2053		20	20
UNIQA Insurance Group AG, (Austria),
Reg. S, 1.38%, 07/09/2030	EUR	500	551
Reg. S, (EURIBOR 3 Month + 3.35%), 2.38%, 12/09/2041 (aa)	EUR	400	415
Reg. S, (EURIBOR 3 Month + 5.82%), 6.00%, 07/27/2046 (aa)	EUR	500	604
Unum Group,
4.00%, 06/15/2029		1,700	1,668
4.13%, 06/15/2051		1,189	886
5.75%, 08/15/2042		5	5
6.00%, 06/15/2054		470	464
W R Berkley Corp., 4.00%, 05/12/2050		700	532
Willis North America, Inc.,
4.65%, 06/15/2027		30	30
5.35%, 05/15/2033		20	21
5.90%, 03/05/2054		146	145

			76,344

Investment Companies — 0.1%
Ares Capital Corp.,
2.15%, 07/15/2026		6	6
2.88%, 06/15/2028		25	23
5.50%, 09/01/2030		100	100
5.95%, 07/15/2029		55	56
CDP Reti SpA, (Italy),
Reg. S, 3.88%, 09/04/2031	EUR	200	242
Reg. S, 5.88%, 10/25/2027	EUR	500	626
FS KKR Capital Corp., 2.63%, 01/15/2027		35	34
Golub Capital BDC, Inc., 2.50%, 08/24/2026		5	5

SEE NOTES TO FINANCIAL STATEMENTS.

76	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Investment Companies — continued
Investor AB, (Sweden), Reg. S, 0.38%, 10/29/2035	EUR	425	367
JAB Holdings BV, (Netherlands), Reg. S, 5.00%, 06/12/2033	EUR	3,900	4,890
MDGH GMTN RSC Ltd., (United Arab Emirates),
Reg. S, 0.38%, 03/10/2027	EUR	1,000	1,134
Reg. S, 1.00%, 03/10/2034	EUR	600	566
Temasek Financial I Ltd., (Singapore),
Reg. S, 1.50%, 03/01/2028	EUR	4,700	5,409
Reg. S, 3.25%, 02/15/2027	EUR	1,500	1,790

			15,248

Private Equity — 0.0% (g)
3i Group plc, (United Kingdom),
Reg. S, 4.88%, 06/14/2029	EUR	4,925	6,152
Reg. S, 5.75%, 12/03/2032	GBP	350	501
Brookfield Finance, Inc., (Canada), 5.68%, 01/15/2035		70	72
Hercules Capital, Inc., 6.00%, 06/16/2030		80	80
Intermediate Capital Group plc, (United Kingdom), Reg. S, 1.63%, 02/17/2027	EUR	1,000	1,150

			7,955

Real Estate — 0.4%
Affinity Sutton Capital Markets plc, (United Kingdom), Reg. S, 5.98%, 09/17/2038	GBP	1,000	1,411
Akelius Residential Property Financing BV, (Netherlands), Reg. S, 1.00%, 01/17/2028	EUR	500	560
Aroundtown SA, (Luxembourg),
Reg. S, 0.00%, 07/16/2026	EUR	3,800	4,339
Reg. S, (EUR Swap Rate 5 Year + 2.42%), 1.63%, 04/15/2026 (x) (aa)	EUR	3,000	3,335
Reg. S, 4.80%, 07/16/2029	EUR	900	1,105
Blackstone Property Partners Europe Holdings Sarl, (Luxembourg),
Reg. S, 1.63%, 04/20/2030	EUR	1,000	1,076
Reg. S, 1.75%, 03/12/2029	EUR	2,500	2,780
Reg. S, 2.63%, 10/20/2028	GBP	1,075	1,369
Broadgate Financing plc, (United Kingdom), Series A4, Reg. S, 4.82%, 07/05/2033	GBP	50	67
CBRE Services, Inc.,
5.50%, 06/15/2035		110	111
5.95%, 08/15/2034		63	66
Citycon Treasury BV, (Netherlands), Reg. S, 5.00%, 03/11/2030	EUR	3,625	4,373
Clarion Funding plc, (United Kingdom),
Reg. S, 1.25%, 11/13/2032	GBP	1,000	1,053
Reg. S, 1.88%, 09/07/2051	GBP	500	315
Reg. S, 2.63%, 01/18/2029	GBP	200	257
Deutsche Wohnen SE, (Germany),
Reg. S, 0.50%, 04/07/2031	EUR	500	508
Reg. S, 1.50%, 04/30/2030	EUR	900	987

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Real Estate — continued
Heimstaden Bostad AB, (Sweden), Reg. S, 1.13%, 01/21/2026	EUR	1,200	1,397
Heimstaden Bostad Treasury BV, (Netherlands), 1.38%, 03/03/2027	EUR	600	688
Hexagon Housing Association Ltd., (United Kingdom), Reg. S, 3.63%, 04/22/2048	GBP	1,000	934
HOWOGE Wohnungsbaugesellschaft mbH, (Germany),
Reg. S, 0.63%, 11/01/2028	EUR	400	438
Reg. S, 1.13%, 11/01/2033	EUR	100	98
LEG Immobilien SE, (Germany), Reg. S, 0.75%, 06/30/2031	EUR	700	701
Logicor Financing Sarl, (Luxembourg),
Reg. S, 0.88%, 01/14/2031	EUR	500	507
Reg. S, 1.50%, 07/13/2026	EUR	1,000	1,163
Reg. S, 1.63%, 07/15/2027	EUR	3,000	3,447
Reg. S, 1.63%, 01/17/2030	EUR	200	216
Reg. S, 2.00%, 01/17/2034	EUR	100	100
Reg. S, 3.25%, 11/13/2028	EUR	100	118
Reg. S, 4.25%, 07/18/2029	EUR	100	121
London & Quadrant Housing Trust, (United Kingdom),
Reg. S, 2.00%, 10/20/2038	GBP	425	380
Reg. S, 2.13%, 03/31/2032	GBP	1,000	1,133
Reg. S, 2.63%, 02/28/2028	GBP	1,225	1,594
Reg. S, 2.75%, 07/20/2057	GBP	425	310
Reg. S, 3.13%, 02/28/2053	GBP	500	411
Meadowhall Finance plc, (United Kingdom), Series A1, Reg. S, 4.99%, 01/12/2032	GBP	21	28
Notting Hill Genesis, (United Kingdom),
Reg. S, 4.38%, 02/20/2054	GBP	500	520
Reg. S, 5.25%, 07/07/2042	GBP	1,000	1,252
Ontario Teachers’ Cadillac Fairview Properties Trust, (Canada),
2.50%, 10/15/2031 (e)		2,580	2,262
4.13%, 02/01/2029 (e)		2,100	2,067
Optivo Finance plc, (United Kingdom), Reg. S, 5.25%, 03/13/2043	GBP	1,000	1,253
Orbit Capital plc, (United Kingdom), Reg. S, 3.38%, 06/14/2048	GBP	1,325	1,219
P3 Group Sarl, (Luxembourg),
Reg. S, 1.63%, 01/26/2029	EUR	2,300	2,554
Reg. S, 4.00%, 04/19/2032	EUR	100	119
Reg. S, 4.63%, 02/13/2030	EUR	200	245
Registry Finance Pty Ltd., (Australia), Reg. S, 5.47%, 12/19/2031	AUD	200	136
Shurgard Luxembourg Sarl, (Luxembourg), Reg. S, 3.63%, 10/22/2034	EUR	2,100	2,419
Sirius Real Estate Ltd., (Guernsey), Reg. S, 1.75%, 11/24/2028	EUR	1,300	1,450
Telereal Securitisation plc, (United Kingdom), Series B4, 6.16%, 12/10/2031	GBP	36	50

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	77

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Real Estate — continued
Tesco Property Finance 1 plc, (United Kingdom), Reg. S, 7.62%, 07/13/2039	GBP	74	114
Trafford Centre Finance Ltd. (The), (Cayman Islands), Series A2, Reg. S, 6.50%, 07/28/2033	GBP	28	40
Vonovia SE, (Germany),
Reg. S, 0.63%, 07/09/2026	EUR	300	347
Reg. S, 1.00%, 01/28/2041	EUR	1,100	819

			54,362

REITS — 0.5%
Aedifica SA, (Belgium), Reg. S, 0.75%, 09/09/2031	EUR	1,200	1,192
Alexandria Real Estate Equities, Inc.,
1.88%, 02/01/2033		75	60
5.25%, 05/15/2036		295	289
5.50%, 10/01/2035 (jj)		2,120	2,143
5.63%, 05/15/2054		1,240	1,158
Altarea SCA, (France),
Reg. S, 1.75%, 01/16/2030	EUR	400	422
Reg. S, 1.88%, 01/17/2028	EUR	1,100	1,249
American Homes 4 Rent LP,
4.95%, 06/15/2030		830	838
5.25%, 03/15/2035		1,869	1,855
5.50%, 02/01/2034		33	34
American Tower Corp.,
3.80%, 08/15/2029		535	520
5.20%, 02/15/2029		55	56
5.80%, 11/15/2028		26	27
Brixmor Operating Partnership LP,
4.05%, 07/01/2030		1,175	1,139
4.13%, 05/15/2029		940	924
5.20%, 04/01/2032		320	323
Crown Castle, Inc.,
2.10%, 04/01/2031		115	99
4.90%, 09/01/2029		50	50
5.20%, 09/01/2034		10	10
Equinix Europe 2 Financing Corp. LLC,
3.25%, 05/19/2029	EUR	3,600	4,268
3.25%, 03/15/2031	EUR	4,639	5,412
5.50%, 06/15/2034		35	36
Equinix, Inc.,
1.00%, 09/15/2025		50	50
1.00%, 03/15/2033	EUR	800	773
1.45%, 05/15/2026		20	19
2.90%, 11/18/2026		20	19
Extra Space Storage LP,
3.50%, 07/01/2026		13	13
5.35%, 01/15/2035		30	30
5.40%, 02/01/2034		15	15
5.70%, 04/01/2028		40	42
GLP Capital LP / GLP Financing II, Inc.,
3.25%, 01/15/2032		780	687

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

REITS — continued
4.00%, 01/15/2030		800	768
5.30%, 01/15/2029		400	404
5.38%, 04/15/2026		1,500	1,500
5.63%, 09/15/2034		72	72
6.25%, 09/15/2054		10	10
Healthcare Realty Holdings LP, 2.00%, 03/15/2031		80	69
Healthpeak OP LLC, 3.00%, 01/15/2030		1,400	1,312
Host Hotels & Resorts LP,
5.50%, 04/15/2035		75	74
5.70%, 06/15/2032		105	107
5.70%, 07/01/2034		460	462
Series J, 2.90%, 12/15/2031		415	364
Invitation Homes Operating Partnership LP,
2.00%, 08/15/2031		48	41
4.15%, 04/15/2032		1,025	971
4.88%, 02/01/2035		110	107
5.45%, 08/15/2030		10	10
Kimco Realty OP LLC,
2.70%, 10/01/2030		1,900	1,742
4.85%, 03/01/2035		700	685
Klepierre SA, (France), Reg. S, 2.00%, 05/12/2029	EUR	1,000	1,144
Mercialys SA, (France), Reg. S, 2.50%, 02/28/2029	EUR	300	345
Merlin Properties Socimi SA, (Spain), Reg. S, 2.38%, 07/13/2027	EUR	300	352
Mid-America Apartments LP, 4.95%, 03/01/2035		40	40
National Health Investors, Inc., 3.00%, 02/01/2031		50	44
Omega Healthcare Investors, Inc., 3.25%, 04/15/2033		221	191
Praemia Healthcare SACA, (France), Reg. S, 5.50%, 09/19/2028	EUR	3,600	4,532
Prologis LP, 2.25%, 06/30/2029	GBP	1,600	2,015
Rayonier LP, 2.75%, 05/17/2031		9	8
Realty Income Corp.,
1.63%, 12/15/2030	GBP	200	232
1.75%, 07/13/2033	GBP	1,100	1,161
3.10%, 12/15/2029		800	758
4.75%, 02/15/2029		30	30
5.00%, 10/15/2029	GBP	2,300	3,184
5.25%, 09/04/2041	GBP	1,500	1,875
SELP Finance Sarl, (Luxembourg), Reg. S, 3.75%, 08/10/2027	EUR	2,300	2,756
Simon Property Group LP,
1.38%, 01/15/2027		10	10
3.25%, 09/13/2049		2	1
4.25%, 10/01/2044		2	2
4.25%, 11/30/2046		3	2
5.85%, 03/08/2053		10	10
6.65%, 01/15/2054		12	13

SEE NOTES TO FINANCIAL STATEMENTS.

78	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
REITS — continued
Sun Communities Operating LP,
2.30%, 11/01/2028		2,060	1,925
2.70%, 07/15/2031		498	441
4.20%, 04/15/2032		2,250	2,130
UNITE Group plc (The), (United Kingdom), Reg. S, 5.63%, 06/25/2032	GBP	1,150	1,603
Ventas Realty LP, 5.63%, 07/01/2034		90	93
VICI Properties LP,
4.95%, 02/15/2030		2,445	2,459
5.13%, 05/15/2032		28	28
VICI Properties LP / VICI Note Co., Inc., 3.88%, 02/15/2029 (e)		215	208
Welltower OP LLC,
2.75%, 01/15/2031		50	46
2.80%, 06/01/2031		65	59
3.10%, 01/15/2030		2,472	2,340
3.85%, 06/15/2032		40	38
4.25%, 04/15/2028		4	4
4.50%, 12/01/2034	GBP	300	384
4.80%, 11/20/2028	GBP	1,650	2,275
WP Carey, Inc.,
2.25%, 04/01/2033		1,000	816
3.70%, 11/19/2034	EUR	2,000	2,284
4.25%, 07/23/2032	EUR	2,100	2,551

			70,839

Savings & Loans — 0.1%
Nationwide Building Society, (United Kingdom),
Reg. S, 1.38%, 06/29/2032	EUR	1,785	1,898
Reg. S, 3.31%, 05/02/2034	EUR	120	144
Reg. S, 3.63%, 03/15/2028	EUR	100	122
Skipton Building Society, (United Kingdom), Reg. S, 3.25%, 06/18/2029	EUR	1,800	2,169
Yorkshire Building Society, (United Kingdom), Reg. S, 0.01%, 11/16/2028	EUR	5,100	5,543

			9,876

Total Financial			979,470

Government — 0.6%
Multi-National — 0.6%
African Development Bank, (Supranational),
0.50%, 03/21/2029	EUR	3,500	3,850
0.88%, 05/24/2028	EUR	400	453
2.25%, 09/14/2029	EUR	2,000	2,341
Asian Development Bank, (Supranational),
Reg. S, 0.00%, 10/24/2029	EUR	5,000	5,323
Reg. S, 0.03%, 01/31/2030	EUR	3,550	3,745
0.35%, 07/16/2025	EUR	700	824
4.38%, 01/14/2028		25	26
4.50%, 08/25/2028		150	153
6.22%, 08/15/2027		100	104

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Multi-National — continued
Asian Infrastructure Investment Bank (The), (Supranational), 4.50%, 01/16/2030		190	195
Council Of Europe Development Bank, (Supranational),
Reg. S, 0.00%, 01/20/2031	EUR	5,000	5,112
Reg. S, 0.25%, 01/19/2032	EUR	3,000	3,020
Reg. S, 0.63%, 01/30/2029	EUR	1,500	1,665
Dexia SA, (France),
Reg. S, 0.00%, 01/21/2028	EUR	1,300	1,446
Reg. S, 0.01%, 01/22/2027	EUR	500	570
Reg. S, 0.63%, 01/17/2026	EUR	600	701
Reg. S, 1.00%, 10/18/2027	EUR	300	344
Reg. S, 2.75%, 01/18/2029	EUR	700	830
Reg. S, 3.13%, 06/01/2028	EUR	600	721
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial, (Supranational),
4.55%, 03/30/2027	CAD	500	376
5.50%, 06/07/2032	GBP	300	432
European Investment Bank, (Supranational),
Zero Coupon, 05/28/2037 (e)	CAD	150	67
0.05%, 01/16/2030	EUR	7,900	8,382
Reg. S, 0.25%, 06/15/2040	EUR	3,950	2,969
Reg. S, 0.50%, 11/13/2037	EUR	2,000	1,718
0.88%, 09/13/2047	EUR	200	142
Reg. S, 1.00%, 03/14/2031	EUR	10,000	10,833
Reg. S, 1.00%, 04/14/2032	EUR	3,275	3,471
2.75%, 09/13/2030	EUR	230	275
Reg. S, 3.63%, 03/14/2042	EUR	2,025	2,437
3.75%, 11/15/2029		145	145
Reg. S, 3.88%, 06/08/2037	GBP	3,000	3,799
4.38%, 03/19/2027		200	202
4.63%, 02/12/2035		190	195
5.00%, 04/15/2039	GBP	3,500	4,860
Series 1981, 2.63%, 03/15/2035	EUR	40	46
FMS Wertmanagement, (Germany), Reg. S, 0.38%, 04/29/2030	EUR	1,200	1,279
Inter-American Development Bank, (Supranational),
0.88%, 04/20/2026		200	195
2.38%, 08/03/2029	GBP	1,000	1,289
3.63%, 09/17/2031		145	142
6.75%, 07/15/2027		700	734
International Development Association, (Supranational),
Reg. S, 0.00%, 10/19/2026	EUR	1,000	1,147
Reg. S, 0.35%, 04/22/2036	EUR	3,500	3,078
Reg. S, 0.70%, 01/17/2042	EUR	1,000	769
International Finance Corp., (Supranational),
SUB, 1.25%, 03/15/2026		10	10
SUB, 1.50%, 05/15/2026		150	148

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	79

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Multi-National — continued
North American Development Bank, (Supranational), Reg. S, 0.20%, 11/28/2028	CHF	200	248

			80,811

Municipal — 0.0% (g)
Transport for London, (United Kingdom),
Reg. S, 3.88%, 07/23/2042	GBP	140	154
Reg. S, 4.00%, 09/12/2033	GBP	300	383
Reg. S, 4.00%, 04/07/2064	GBP	300	301

			838

Regional (State/Province) — 0.0% (g)
KAF Kaerntner Ausgleichszahlungs-Fonds, (Austria), Reg. S, Zero Coupon, 01/14/2032	EUR	1,560	1,491
UK Municipal Bonds Agency Finance Co. DAC, (Ireland), Reg. S, 1.63%, 08/26/2060	GBP	100	49

			1,540

Total Government			83,189

Industrial — 1.0%
Aerospace/Defense — 0.2%
Airbus SE, (Netherlands), Reg. S, 2.00%, 04/07/2028	EUR	100	117
BAE Systems plc, (United Kingdom), 1.90%, 02/15/2031 (e)		1,350	1,172
Boeing Co. (The),
3.45%, 11/01/2028		10	10
5.71%, 05/01/2040		2,345	2,314
5.81%, 05/01/2050		50	48
6.30%, 05/01/2029		20	21
6.39%, 05/01/2031		30	32
6.53%, 05/01/2034		100	109
7.01%, 05/01/2064		1,310	1,439
GE Capital International Funding Co.Unlimited Co., (Ireland), 4.42%, 11/15/2035		200	192
General Dynamics Corp.,
2.25%, 06/01/2031		36	32
3.75%, 05/15/2028		9	9
4.25%, 04/01/2040		2	2
General Electric Co., 1.50%, 05/17/2029	EUR	2,272	2,572
Hexcel Corp., 4.20%, 02/15/2027		25	25
L3Harris Technologies, Inc., 5.40%, 07/31/2033		1,600	1,644
Lockheed Martin Corp., 4.70%, 12/15/2031		80	81
MTU Aero Engines AG, (Germany), Reg. S, 3.88%, 09/18/2031	EUR	5,785	7,026
Northrop Grumman Corp., 5.25%, 07/15/2035		65	66

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Aerospace/Defense — continued
RTX Corp., 6.40%, 03/15/2054		57	63
Safran SA, (France), Reg. S, 0.75%, 03/17/2031	EUR	5,700	6,005
Thales SA, (France),
Reg. S, 1.00%, 05/15/2028	EUR	1,900	2,152
Reg. S, 4.13%, 10/18/2028	EUR	800	984

			26,115

Building Materials — 0.1%
Carrier Global Corp., 4.13%, 05/29/2028	EUR	1,600	1,960
CRH America Finance, Inc., 5.50%, 01/09/2035		200	205
CRH Finance UK plc, (United Kingdom), Reg. S, 4.13%, 12/02/2029	GBP	1,500	2,019
Eagle Materials, Inc., 2.50%, 07/01/2031		61	54
Heidelberg Materials AG, (Germany), Reg. S, 3.75%, 05/31/2032	EUR	295	357
Holcim Finance Luxembourg SA, (Luxembourg), Reg. S, 0.63%, 01/19/2033	EUR	4,200	4,041
Holcim Sterling Finance Netherlands BV, (Netherlands), Reg. S, 2.25%, 04/04/2034	GBP	1,900	2,037
Johnson Controls International plc / Tyco Fire & Security Finance SCA, (Ireland), 3.13%, 12/11/2033	EUR	1,000	1,143
Kingspan Securities Ireland DAC, (Ireland), Reg. S, 3.50%, 10/31/2031	EUR	3,850	4,552
Lennox International, Inc.,
1.35%, 08/01/2025		2	2
5.50%, 09/15/2028		25	26
Martin Marietta Materials, Inc.,
3.20%, 07/15/2051		16	11
5.15%, 12/01/2034		730	733
5.50%, 12/01/2054		25	24
Owens Corning, 3.95%, 08/15/2029		500	490
Trane Technologies Financing Ltd., (Ireland), 4.50%, 03/21/2049		5	4
Vulcan Materials Co., 3.50%, 06/01/2030		60	57

			17,715

Electrical Components & Equipment — 0.0% (g)
Signify NV, (Netherlands), Reg. S, 2.38%, 05/11/2027	EUR	175	205

Electronics — 0.1%
Amphenol Corp., 5.38%, 11/15/2054		155	152
Assa Abloy AB, (Sweden), Reg. S, 4.13%, 09/13/2035	EUR	250	307
Fortive Corp., 3.70%, 08/15/2029	EUR	2,600	3,152
Honeywell International, Inc.,
1.75%, 09/01/2031		145	124
4.13%, 11/02/2034	EUR	3,700	4,553

SEE NOTES TO FINANCIAL STATEMENTS.

80	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Electronics — continued
4.70%, 02/01/2030		90	91
5.25%, 03/01/2054		73	69
Hubbell, Inc., 2.30%, 03/15/2031		59	52
Jabil, Inc.,
1.70%, 04/15/2026		20	19
5.45%, 02/01/2029		40	41
Keysight Technologies, Inc., 4.95%, 10/15/2034		20	20
Trimble, Inc., 6.10%, 03/15/2033		161	171
Tyco Electronics Group SA, (Luxembourg), 5.00%, 05/09/2035		220	219

			8,970

Engineering & Construction — 0.2%
ABB Finance BV, (Netherlands),
Reg. S, 0.00%, 01/19/2030	EUR	635	662
Reg. S, 3.38%, 01/16/2031	EUR	2,657	3,199
Reg. S, 3.38%, 01/15/2034	EUR	3,100	3,669
Aena SME SA, (Spain), Reg. S, 4.25%, 10/13/2030	EUR	200	249
Aeroports de Paris SA, (France),
Reg. S, 1.00%, 01/05/2029	EUR	500	554
Reg. S, 1.13%, 06/18/2034	EUR	200	193
Reg. S, 1.50%, 07/02/2032	EUR	900	942
Reg. S, 2.13%, 10/02/2026	EUR	100	117
Reg. S, 2.75%, 06/05/2028	EUR	100	119
Reg. S, 2.75%, 04/02/2030	EUR	2,500	2,916
Reg. S, 3.38%, 05/16/2031	EUR	100	120
Reg. S, 3.50%, 03/20/2033	EUR	100	118
Reg. S, 3.75%, 03/20/2036	EUR	200	237
DAA Finance plc, (Ireland), Reg. S, 1.60%, 11/05/2032	EUR	400	420
Heathrow Funding Ltd., (Jersey),
Reg. S, 4.63%, 10/31/2046	GBP	325	365
Reg. S, 6.45%, 12/10/2031	GBP	225	330
Reg. S, 6.75%, 12/03/2026	GBP	150	211
HOCHTIEF AG, (Germany),
Reg. S, 0.63%, 04/26/2029	EUR	125	136
Reg. S, 4.25%, 05/31/2030	EUR	4,501	5,530
Jacobs Engineering Group, Inc., 6.35%, 08/18/2028		950	998
Royal Schiphol Group NV, (Netherlands),
Reg. S, 0.38%, 09/08/2027	EUR	300	339
Reg. S, 0.75%, 04/22/2033	EUR	200	194
Reg. S, 0.88%, 09/08/2032	EUR	400	400
Reg. S, 3.38%, 09/17/2036	EUR	190	218
Vinci SA, (France), Reg. S, 3.38%, 10/17/2032	EUR	1,000	1,192

			23,428

Environmental Control — 0.0% (g)
Orano SA, (France),
Reg. S, 2.75%, 03/08/2028	EUR	200	235

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Environmental Control — continued
Reg. S, 4.00%, 03/12/2031	EUR	200	242
Reg. S, 5.38%, 05/15/2027	EUR	200	246
Republic Services, Inc., 5.00%, 04/01/2034		70	71
Waste Connections, Inc., (Canada),
2.60%, 02/01/2030		200	186
3.20%, 06/01/2032		10	9
4.20%, 01/15/2033		20	20
Waste Management, Inc.,
2.00%, 06/01/2029		4	4
4.63%, 02/15/2033		19	19
4.65%, 03/15/2030		65	66
4.95%, 07/03/2031		130	133
5.35%, 10/15/2054		60	58

			1,289

Hand/Machine Tools — 0.0% (g)
Snap-on, Inc., 3.10%, 05/01/2050		10	7

Machinery—Construction & Mining — 0.1%
Eaton Capital ULC, (Ireland),
Reg. S, 0.58%, 03/08/2030	EUR	2,467	2,627
Reg. S, 3.80%, 05/21/2036	EUR	6,052	7,190

			9,817

Machinery—Diversified — 0.0% (g)
Highland Holdings Sarl, (Luxembourg), 2.88%, 11/19/2027	EUR	2,400	2,845
IDEX Corp., 4.95%, 09/01/2029		660	671
Ingersoll Rand, Inc., 5.40%, 08/14/2028		230	237
Nordson Corp., 5.60%, 09/15/2028		95	98
Regal Rexnord Corp., 6.05%, 02/15/2026		620	624
Weir Group, Inc., 5.35%, 05/06/2030 (e)		600	608
Westinghouse Air Brake Technologies Corp., 5.61%, 03/11/2034		40	41

			5,124

Miscellaneous Manufacturers — 0.1%
3M Co., 1.75%, 05/15/2030	EUR	2,220	2,475
Alfa Laval Treasury International AB, (Sweden), Reg. S, 3.13%, 09/18/2031	EUR	2,050	2,399
Eaton Corp., 4.15%, 11/02/2042		15	13
Illinois Tool Works, Inc.,
3.25%, 05/17/2028	EUR	2,100	2,523
3.38%, 05/17/2032	EUR	4,100	4,871
Parker-Hannifin Corp., 2.90%, 03/01/2030	EUR	3,329	3,893
Pentair Finance Sarl, (Luxembourg), 4.50%, 07/01/2029		2,000	1,997
Siemens Financieringsmaatschappij NV, (Netherlands), Reg. S, 4.00%, 05/27/2045	EUR	1,100	1,287
Teledyne Technologies, Inc., 1.60%, 04/01/2026		20	20

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	81

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Miscellaneous Manufacturers — continued
Textron, Inc.,
2.45%, 03/15/2031		1,000	886
5.50%, 05/15/2035		7	7

			20,371

Packaging & Containers — 0.0% (g)
Amcor Group Finance plc, (United Kingdom), 5.45%, 05/23/2029		13	14
Berry Global, Inc.,
5.50%, 04/15/2028		615	631
5.65%, 01/15/2034		110	113
Packaging Corp. of America, 5.70%, 12/01/2033		6	6

			764

Shipbuilding — 0.0% (g)
Huntington Ingalls Industries, Inc., 5.35%, 01/15/2030		545	560

Transportation — 0.2%
bpost SA, (Belgium), Reg. S, 3.29%, 10/16/2029	EUR	600	715
Brambles Finance plc, (United Kingdom), Reg. S, 4.25%, 03/22/2031	EUR	659	820
Burlington Northern Santa Fe LLC,
4.15%, 04/01/2045		10	9
4.55%, 09/01/2044		160	142
4.95%, 09/15/2041		700	659
5.20%, 04/15/2054		900	853
5.40%, 06/01/2041		20	20
Canadian National Railway Co., (Canada),
2.45%, 05/01/2050		370	218
6.13%, 11/01/2053		400	434
Canadian Pacific Railway Co., (Canada), 3.10%, 12/02/2051		210	138
CSX Corp., 4.90%, 03/15/2055		10	9
Deutsche Bahn Finance GMBH, (Germany),
Reg. S, 0.35%, 09/29/2031	EUR	700	716
Reg. S, 0.38%, 06/23/2029	EUR	200	217
Reg. S, 0.50%, 04/09/2027	EUR	140	160
Reg. S, 0.63%, 09/26/2028	EUR	200	222
Reg. S, 0.63%, 04/15/2036	EUR	350	310
Reg. S, 0.63%, 12/08/2050	EUR	200	116
Reg. S, 0.75%, 07/16/2035	EUR	200	186
Reg. S, 0.88%, 07/11/2031	EUR	200	211
Reg. S, 1.00%, 12/17/2027	EUR	300	343
Reg. S, 1.13%, 12/18/2028	EUR	300	339
Reg. S, 1.13%, 05/29/2051	EUR	412	272
Reg. S, 1.38%, 03/28/2031	EUR	200	219
Reg. S, 1.38%, 04/16/2040	EUR	50	44
Reg. S, 1.50%, 12/08/2032	EUR	200	214
Reg. S, 1.63%, 11/06/2030	EUR	200	224
Reg. S, 1.63%, 08/16/2033	EUR	89	94
Reg. S, 1.88%, 05/24/2030	EUR	300	342

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Transportation — continued
1.99%, 07/08/2030	AUD	200	117
Reg. S, 2.75%, 03/19/2029	EUR	200	239
Reg. S, 3.25%, 05/19/2033	EUR	300	363
Reg. S, 3.38%, 04/24/2034	EUR	500	603
Reg. S, 3.50%, 09/20/2027	EUR	650	786
Reg. S, 3.63%, 12/18/2037	EUR	293	354
Reg. S, 3.75%, 10/29/2025	AUD	1,000	657
Reg. S, 3.88%, 10/13/2042	EUR	100	121
Reg. S, 4.00%, 11/23/2043	EUR	300	366
Series CB, Reg. S, (EUR Swap Rate 5 Year + 1.89%), 1.60%, 07/18/2029 (x) (aa)	EUR	1,500	1,603
East Japan Railway Co., (Japan), Reg. S, 4.50%, 01/25/2036	GBP	2,000	2,576
Ferrovie dello Stato Italiane SpA, (Italy),
Reg. S, 0.38%, 03/25/2028	EUR	300	333
Reg. S, 3.38%, 06/24/2032	EUR	100	118
Reg. S, 4.13%, 05/23/2029	EUR	300	370
Reg. S, 4.50%, 05/23/2033	EUR	200	253
Hamburger Hochbahn AG, (Germany), Reg. S, 0.13%, 02/24/2031	EUR	1,400	1,407
La Poste SA, (France),
Reg. S, 0.00%, 07/18/2029	EUR	200	211
Reg. S, 0.38%, 09/17/2027	EUR	100	113
Reg. S, 0.63%, 10/21/2026	EUR	800	922
Reg. S, 0.63%, 01/18/2036	EUR	200	173
Reg. S, 1.00%, 09/17/2034	EUR	500	475
Reg. S, 1.38%, 04/21/2032	EUR	1,000	1,051
Reg. S, 1.45%, 11/30/2028	EUR	300	339
Reg. S, 2.63%, 09/14/2028	EUR	200	236
Reg. S, 3.13%, 03/14/2033	EUR	200	233
Reg. S, 3.75%, 06/12/2030	EUR	200	244
Reg. S, 4.00%, 06/12/2035	EUR	400	487
Network Rail Infrastructure Finance plc, (United Kingdom),
Reg. S, 4.38%, 12/09/2030	GBP	390	541
4.75%, 11/29/2035	GBP	500	683
Norfolk Southern Corp., 5.95%, 03/15/2064		660	680
OeBB-Infrastruktur AG, (Austria),
2.25%, 05/28/2029	EUR	325	381
3.00%, 10/24/2033	EUR	500	594
Reg. S, 3.38%, 05/18/2032	EUR	400	489
Series 30, Reg. S, 3.50%, 10/19/2026	EUR	280	336
Poste Italiane SpA, (Italy), Reg. S, 0.50%, 12/10/2028	EUR	200	219
TOTE Maritime Alaska LLC, Series 45689, 6.37%, 04/15/2028		1,978	2,029
Transdev Group SA, (France), Reg. S, 3.85%, 05/21/2032	EUR	200	238
United Parcel Service, Inc.,
1.50%, 11/15/2032	EUR	1,125	1,194
5.95%, 05/14/2055		19	19

SEE NOTES TO FINANCIAL STATEMENTS.

82	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Transportation — continued
VR-Yhtymae OYJ, (Finland), Reg. S, 2.38%, 05/30/2029	EUR	100	116

			30,515

Trucking & Leasing — 0.0% (g)
Penske Truck Leasing Co. LP / PTL Finance Corp.,
4.40%, 07/01/2027 (e)		730	729
5.55%, 05/01/2028 (e)		1,135	1,166
5.75%, 05/24/2026 (e)		860	867
6.05%, 08/01/2028 (e)		660	687

			3,449

Total Industrial			148,329

Technology — 0.2%
Computers — 0.0% (g)
Accenture Capital, Inc.,
3.90%, 10/04/2027		130	130
4.25%, 10/04/2031		65	64
4.50%, 10/04/2034		595	579
Amdocs Ltd., (Guernsey), 2.54%, 06/15/2030		62	56
Apple, Inc.,
2.55%, 08/20/2060		5	3
2.85%, 08/05/2061		20	12
3.75%, 09/12/2047		1,000	790
CGI, Inc., (Canada),
1.45%, 09/14/2026		60	58
4.95%, 03/14/2030 (e)		45	45
Fortinet, Inc., 2.20%, 03/15/2031		20	18
IBM International Capital Pte Ltd., (Singapore), 5.25%, 02/05/2044		100	96
International Business Machines Corp.,
1.20%, 02/11/2040	EUR	169	139
1.25%, 02/09/2034	EUR	1,000	986
4.00%, 06/20/2042		82	68
6.50%, 01/15/2028		40	42
Leidos, Inc.,
5.40%, 03/15/2032		10	10
5.50%, 03/15/2035		50	51
Teledyne FLIR LLC, 2.50%, 08/01/2030		80	73

			3,220

Office/Business & Equipment — 0.0% (g)
CDW LLC / CDW Finance Corp.,
2.67%, 12/01/2026		985	960
3.25%, 02/15/2029		68	65
3.28%, 12/01/2028		113	108
3.57%, 12/01/2031		172	158
4.25%, 04/01/2028		12	12
5.10%, 03/01/2030		760	765

			2,068

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Semiconductors — 0.1%
Analog Devices, Inc.,
2.10%, 10/01/2031		45	39
3.45%, 06/15/2027		30	30
Broadcom, Inc.,
3.14%, 11/15/2035 (e) (jj)		3,235	2,730
3.19%, 11/15/2036 (e)		795	659
5.05%, 07/12/2029		1,605	1,644
Foundry JV Holdco LLC, 6.20%, 01/25/2037 (e)		1,640	1,707
Intel Corp.,
4.10%, 05/11/2047		660	495
4.88%, 02/10/2028		30	31
4.90%, 08/05/2052		260	215
5.60%, 02/21/2054		235	216
5.70%, 02/10/2053		140	131
Micron Technology, Inc.,
5.80%, 01/15/2035		86	89
6.05%, 11/01/2035		175	183
NVIDIA Corp.,
2.00%, 06/15/2031		15	13
2.85%, 04/01/2030		40	38
NXP BV / NXP Funding LLC / NXP USA, Inc., (Multinational),
3.40%, 05/01/2030		1,000	947
3.88%, 06/18/2026		590	586
4.30%, 06/18/2029		16	16
Texas Instruments, Inc., 2.70%, 09/15/2051		30	18

			9,787

Software — 0.1%
Adobe, Inc., 2.30%, 02/01/2030		28	26
AppLovin Corp.,
5.38%, 12/01/2031		100	101
5.50%, 12/01/2034		60	61
Atlassian Corp., 5.50%, 05/15/2034		35	36
Broadridge Financial Solutions, Inc., 2.60%, 05/01/2031		165	147
Electronic Arts, Inc., 1.85%, 02/15/2031		17	15
Fidelity National Information Services, Inc.,
2.00%, 05/21/2030	EUR	250	281
3.10%, 03/01/2041		80	59
Fiserv Funding ULC, (Ireland), 2.88%, 06/15/2028	EUR	1,000	1,182
Fiserv, Inc.,
3.00%, 07/01/2031	GBP	1,000	1,238
3.50%, 07/01/2029		170	164
4.40%, 07/01/2049		87	71
5.63%, 08/21/2033		1,060	1,103
Microsoft Corp.,
2.50%, 09/15/2050		10	6
2.53%, 06/01/2050		1,105	684

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	83

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Software — continued
Oracle Corp.,
2.65%, 07/15/2026		30	29
2.95%, 04/01/2030		85	79
3.60%, 04/01/2050		1,685	1,178
3.65%, 03/25/2041		91	72
3.85%, 07/15/2036		280	247
3.85%, 04/01/2060		14	10
3.95%, 03/25/2051		250	185
4.50%, 07/08/2044		10	8
4.70%, 09/27/2034		110	107
5.25%, 02/03/2032		90	92
5.50%, 08/03/2035		40	41
5.50%, 09/27/2064		20	18
6.13%, 08/03/2065		20	20
6.25%, 11/09/2032		70	76
6.90%, 11/09/2052		305	340
Roper Technologies, Inc.,
1.75%, 02/15/2031		77	66
2.95%, 09/15/2029		2	2
4.20%, 09/15/2028		37	37
Sage Group plc (The), (United Kingdom), Reg. S, 1.63%, 02/25/2031	GBP	2,000	2,317
SAP SE, (Germany),
Reg. S, 0.38%, 05/18/2029	EUR	7,000	7,605
Reg. S, 1.38%, 03/13/2030	EUR	200	223
Reg. S, 1.63%, 03/10/2031	EUR	300	332
ServiceNow, Inc., 1.40%, 09/01/2030		5	4
Synopsys, Inc., 5.00%, 04/01/2032		1,106	1,120

			19,382

Total Technology			34,457

Utilities — 1.2%
Electric — 1.0%
A2A SpA, (Italy),
Reg. S, 0.63%, 07/15/2031	EUR	200	203
Reg. S, 1.00%, 07/16/2029	EUR	100	110
Reg. S, 1.00%, 11/02/2033	EUR	200	192
Reg. S, 1.50%, 03/16/2028	EUR	200	231
Reg. S, 1.63%, 10/19/2027	EUR	200	231
Reg. S, 3.63%, 01/30/2035	EUR	300	352
Reg. S, 4.38%, 02/03/2034	EUR	100	124
Reg. S, 4.50%, 09/19/2030	EUR	200	252
ACEA SpA, (Italy),
Reg. S, 0.50%, 04/06/2029	EUR	100	109
Reg. S, 1.75%, 05/23/2028	EUR	130	150
Reg. S, 3.88%, 01/24/2031	EUR	500	611
AEP Texas, Inc.,
4.70%, 05/15/2032		885	872
5.45%, 05/15/2029		510	527
Series I, 2.10%, 07/01/2030		2,600	2,309
AEP Transmission Co. LLC, 5.15%, 04/01/2034		10	10

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Electric — continued
Alabama Power Co.,
3.00%, 03/15/2052		10	6
3.13%, 07/15/2051		7	5
3.75%, 09/01/2027		30	30
Algonquin Power & Utilities Corp., (Canada), SUB, 5.37%, 06/15/2026		475	478
Alliander NV, (Netherlands),
Reg. S, 0.38%, 06/10/2030	EUR	400	417
Reg. S, 0.88%, 06/24/2032	EUR	200	203
Reg. S, 2.63%, 09/09/2027	EUR	600	710
Reg. S, 3.00%, 05/06/2033	EUR	200	232
Reg. S, 3.00%, 10/07/2034	EUR	200	229
Reg. S, 3.25%, 06/13/2028	EUR	600	721
Reg. S, 3.50%, 05/06/2037	EUR	200	235
Alperia SpA, (Italy), Reg. S, 5.70%, 07/05/2028	EUR	100	127
Ameren Illinois Co.,
3.25%, 03/15/2050		1,200	813
5.55%, 07/01/2054		10	10
American Electric Power Co., Inc.,
2.30%, 03/01/2030		5	4
(CMT Index 5 Year + 2.68%), 3.88%, 02/15/2062 (aa)		195	187
5.95%, 11/01/2032		10	11
Amprion GmbH, (Germany),
Reg. S, 0.63%, 09/23/2033	EUR	1,500	1,404
Reg. S, 3.97%, 09/22/2032	EUR	800	973
Appalachian Power Co.,
5.65%, 04/01/2034		10	10
Series BB, 4.50%, 08/01/2032		20	19
Series Z, 3.70%, 05/01/2050		5	4
Arizona Public Service Co.,
2.20%, 12/15/2031		10	9
2.60%, 08/15/2029		14	13
3.35%, 05/15/2050		10	7
5.55%, 08/01/2033		1,375	1,407
Atlantic City Electric Co., 4.00%, 10/15/2028		10	10
Baltimore Gas and Electric Co.,
2.90%, 06/15/2050		10	6
5.40%, 06/01/2053		10	10
5.65%, 06/01/2054		10	10
Berkshire Hathaway Energy Co.,
2.85%, 05/15/2051		50	31
4.25%, 10/15/2050		5	4
5.15%, 11/15/2043		6	5
Black Hills Corp., 2.50%, 06/15/2030		10	9
CenterPoint Energy Houston Electric LLC,
5.30%, 04/01/2053		10	9
Series AD, 2.90%, 07/01/2050		25	16
Series AJ, 4.85%, 10/01/2052		10	9
CenterPoint Energy, Inc.,
2.95%, 03/01/2030		5	5

SEE NOTES TO FINANCIAL STATEMENTS.

84	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Electric — continued
(CMT Index 5 Year + 2.59%), 6.70%, 05/15/2055 (aa)		35	35
Series A, (CMT Index 5 Year + 3.25%), 7.00%, 02/15/2055 (aa)		55	57
CEZ A/S, (Czech Republic), Reg. S, 2.38%, 04/06/2027	EUR	1,425	1,671
Coentreprise de Transport d’Electricite SA, (France),
Reg. S, 1.50%, 07/29/2028	EUR	400	454
Reg. S, 2.13%, 07/29/2032	EUR	200	216
Reg. S, 3.75%, 01/17/2036	EUR	300	353
Commonwealth Edison Co.,
3.00%, 03/01/2050		5	3
4.00%, 03/01/2048		5	4
4.35%, 11/15/2045		980	829
Series 131, 2.75%, 09/01/2051		440	266
Series 132, 3.15%, 03/15/2032		60	55
Connecticut Light and Power Co. (The),
4.95%, 08/15/2034		338	338
Series A, 2.05%, 07/01/2031		905	789
Consolidated Edison Co. of New York, Inc.,
3.20%, 12/01/2051		50	33
3.60%, 06/15/2061		20	14
5.20%, 03/01/2033		10	10
6.15%, 11/15/2052		4	4
Series 20A, 3.35%, 04/01/2030		10	10
Series A, 4.13%, 05/15/2049		275	217
Series C, 4.30%, 12/01/2056		740	584
Consumers Energy Co.,
3.75%, 02/15/2050		5	4
4.20%, 09/01/2052		20	16
4.60%, 05/30/2029		10	10
4.70%, 01/15/2030		69	70
Dominion Energy South Carolina, Inc.,
4.60%, 06/15/2043		1,400	1,243
6.25%, 10/15/2053		505	546
Dominion Energy, Inc.,
Series B, 4.85%, 08/15/2052		25	21
Series C, (CMT Index 5 Year + 3.20%), 4.35%, 01/15/2027 (x) (aa)		70	69
DTE Electric Co.,
2.95%, 03/01/2050		5	3
3.70%, 03/15/2045		1,100	853
Series B, 3.25%, 04/01/2051		20	14
DTE Energy Co.,
2.85%, 10/01/2026		30	30
4.95%, 07/01/2027		560	566
Series C, 3.40%, 06/15/2029		19	18
Duke Energy Carolinas LLC,
3.55%, 03/15/2052		10	7
4.95%, 01/15/2033		10	10
5.35%, 01/15/2053		5	5
5.40%, 01/15/2054		85	82

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Electric — continued
Duke Energy Corp.,
2.45%, 06/01/2030		110	100
3.10%, 06/15/2028	EUR	2,150	2,550
3.50%, 06/15/2051		10	7
3.85%, 06/15/2034	EUR	2,200	2,571
4.50%, 08/15/2032		50	49
5.00%, 08/15/2052		30	26
Duke Energy Florida LLC, 3.00%, 12/15/2051		10	6
Duke Energy Indiana LLC,
5.25%, 03/01/2034		10	10
5.40%, 04/01/2053		25	24
Duke Energy Ohio, Inc.,
4.30%, 02/01/2049		10	8
5.55%, 03/15/2054		20	20
Duke Energy Progress LLC, 4.00%, 04/01/2052		20	15
E.ON International Finance BV, (Netherlands), Reg. S, 5.88%, 10/30/2037	GBP	1,000	1,386
EDP SA, (Portugal), Reg. S, 1.63%, 04/15/2027	EUR	200	233
Electricite de France SA, (France),
Reg. S, 1.00%, 10/13/2026	EUR	600	695
Reg. S, 1.00%, 11/29/2033	EUR	500	477
Reg. S, 1.88%, 10/13/2036	EUR	200	192
Reg. S, 2.00%, 12/09/2049	EUR	1,100	796
Reg. S, 3.25%, 05/07/2032	EUR	300	350
Reg. S, 3.75%, 06/05/2027	EUR	800	964
Reg. S, 3.88%, 01/12/2027	EUR	300	360
Reg. S, 4.00%, 05/07/2037	EUR	300	352
Reg. S, 4.13%, 06/17/2031	EUR	1,200	1,472
Reg. S, 4.25%, 01/25/2032	EUR	400	493
Reg. S, 4.38%, 10/12/2029	EUR	500	622
Reg. S, 4.38%, 06/17/2036	EUR	100	122
Reg. S, 4.50%, 11/12/2040	EUR	100	121
Reg. S, 4.63%, 01/25/2043	EUR	400	466
Reg. S, 4.75%, 10/12/2034	EUR	1,700	2,152
Reg. S, 4.75%, 06/17/2044	EUR	400	470
Reg. S, 5.50%, 03/27/2037	GBP	500	652
Reg. S, 5.63%, 02/21/2033	EUR	200	272
5.88%, 07/18/2031	GBP	465	659
Reg. S, 6.00%, 01/23/2114	GBP	600	711
Reg. S, 6.13%, 06/02/2034	GBP	600	844
Elia Group SA, (Belgium), Reg. S, 3.88%, 06/11/2031	EUR	2,400	2,880
Elia Transmission Belgium SA, (Belgium), Reg. S, 3.63%, 01/18/2033	EUR	5,400	6,487
Emera US Finance LP,
2.64%, 06/15/2031		10	9
4.75%, 06/15/2046		45	37

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	85

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Electric — continued
EnBW Energie Baden-Wuerttemberg AG, (Germany),
Reg. S, (EUR Swap Rate 5 Year + 1.65%), 1.38%, 08/31/2081 (aa)	EUR	100	110
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.73%), 1.63%, 08/05/2079 (aa)	EUR	100	114
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.66%), 5.25%, 01/23/2084 (aa)	EUR	500	622
EnBW International Finance BV, (Netherlands),
Reg. S, 0.13%, 03/01/2028	EUR	182	204
Reg. S, 0.50%, 03/01/2033	EUR	97	93
Reg. S, 1.88%, 10/31/2033	EUR	420	444
Reg. S, 3.00%, 05/20/2029	EUR	200	238
Reg. S, 3.50%, 07/24/2028	EUR	120	146
Reg. S, 3.50%, 07/22/2031	EUR	300	362
Reg. S, 3.75%, 11/20/2035	EUR	300	354
Reg. S, 3.85%, 05/23/2030	EUR	400	492
Reg. S, 4.00%, 01/24/2035	EUR	100	121
Reg. S, 4.00%, 07/22/2036	EUR	300	362
Reg. S, 4.05%, 11/22/2029	EUR	200	247
Reg. S, 4.30%, 05/23/2034	EUR	300	372
Reg. S, 6.13%, 07/07/2039	EUR	40	59
Enel Finance International NV, (Netherlands),
Reg. S, SUB, 0.75%, 06/17/2030	EUR	12,655	13,386
3.50%, 04/06/2028 (e)		1,300	1,268
e-netz Suedhessen AG, (Germany), 6.13%, 04/23/2041	EUR	100	140
Enexis Holding NV, (Netherlands),
Reg. S, 0.38%, 04/14/2033	EUR	400	380
Reg. S, 0.63%, 06/17/2032	EUR	100	100
Reg. S, 0.75%, 07/02/2031	EUR	334	346
Reg. S, 3.25%, 04/09/2033	EUR	200	237
Reg. S, 3.63%, 06/12/2034	EUR	200	241
Reg. S, 3.63%, 04/09/2037	EUR	200	238
Entergy Arkansas LLC,
2.65%, 06/15/2051		76	45
4.20%, 04/01/2049		10	8
Entergy Corp.,
0.90%, 09/15/2025		30	30
(CMT Index 5 Year + 2.67%), 7.13%, 12/01/2054 (aa)		74	76
Entergy Louisiana LLC,
2.35%, 06/15/2032		30	26
3.05%, 06/01/2031		2,073	1,909
Entergy Texas, Inc.,
4.00%, 03/30/2029		15	15
5.00%, 09/15/2052		19	17
5.55%, 09/15/2054		30	28
ESB Finance DAC, (Ireland),
Reg. S, 1.00%, 07/19/2034	EUR	100	96

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Electric — continued
Reg. S, 1.13%, 06/11/2030	EUR	100	108
Reg. S, 1.75%, 02/07/2029	EUR	200	228
Reg. S, 1.88%, 06/14/2031	EUR	224	246
Reg. S, 2.13%, 06/08/2027	EUR	100	117
Reg. S, 3.75%, 01/25/2043	EUR	200	226
Reg. S, 4.00%, 10/03/2028	EUR	400	488
Reg. S, 4.00%, 05/03/2032	EUR	200	245
Reg. S, 4.25%, 03/03/2036	EUR	100	123
Eurogrid GmbH, (Germany),
Reg. S, 3.72%, 04/27/2030	EUR	2,000	2,431
Reg. S, 3.73%, 10/18/2035	EUR	1,400	1,636
Reg. S, 4.06%, 05/28/2037	EUR	1,600	1,906
Evergy Kansas Central, Inc., 3.45%, 04/15/2050		5	3
Evergy Metro, Inc., Series 2020, 2.25%, 06/01/2030		20	18
Evergy, Inc., (CMT Index 5 Year + 2.56%), 6.65%, 06/01/2055 (aa)		50	51
Eversource Energy,
3.38%, 03/01/2032		40	36
4.60%, 07/01/2027		100	101
5.13%, 05/15/2033		25	25
5.95%, 07/15/2034		45	47
EWE AG, (Germany),
Reg. S, 0.25%, 06/08/2028	EUR	200	219
Reg. S, 0.38%, 10/22/2032	EUR	390	369
Exelon Corp., 2.75%, 03/15/2027		20	20
Fingrid OYJ, (Finland), Reg. S, 3.25%, 03/20/2034	EUR	400	467
FirstEnergy Corp., Series C, 3.40%, 03/01/2050		10	7
Florida Power & Light Co.,
2.45%, 02/03/2032		20	18
2.88%, 12/04/2051		35	22
3.95%, 03/01/2048		500	399
5.15%, 06/15/2029		10	10
5.30%, 04/01/2053		10	10
5.80%, 03/15/2065		276	280
FLUVIUS System Operator CV, (Belgium),
Reg. S, 0.25%, 06/14/2028	EUR	200	220
Reg. S, 0.25%, 12/02/2030	EUR	300	304
Reg. S, 0.63%, 11/24/2031	EUR	100	100
Reg. S, 3.50%, 03/12/2035	EUR	200	232
Reg. S, 3.88%, 03/18/2031	EUR	300	366
Reg. S, 3.88%, 05/09/2033	EUR	3,600	4,334
Reg. S, 3.88%, 05/02/2034	EUR	300	360
Reg. S, 4.00%, 07/06/2032	EUR	200	244
Fortum OYJ, (Finland),
Reg. S, 2.13%, 02/27/2029	EUR	200	230
Reg. S, 4.50%, 05/26/2033	EUR	300	376
Georgia Power Co.,
4.70%, 05/15/2032 (jj)		2,350	2,349
5.13%, 05/15/2052		17	16
Series B, 3.70%, 01/30/2050		10	8

SEE NOTES TO FINANCIAL STATEMENTS.

86	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Electric — continued
Hera SpA, (Italy),
Reg. S, 0.25%, 12/03/2030	EUR	160	162
Reg. S, 0.88%, 07/05/2027	EUR	400	457
Reg. S, 1.00%, 04/25/2034	EUR	200	189
Reg. S, 2.50%, 05/25/2029	EUR	200	233
Reg. S, 3.25%, 07/15/2031	EUR	200	236
Reg. S, 4.25%, 04/20/2033	EUR	100	123
Reg. S, 5.20%, 01/29/2028	EUR	200	250
Iberdrola International BV, (Netherlands), Series NC8, Reg. S, (EUR Swap Rate 5 Year + 2.57%), 2.25%, 01/28/2029 (x) (aa)	EUR	2,000	2,237
Ignitis Grupe AB, (Lithuania),
Reg. S, 1.88%, 07/10/2028	EUR	200	226
Reg. S, 2.00%, 05/21/2030	EUR	110	119
Interstate Power and Light Co., 3.50%, 09/30/2049		10	7
ITC Holdings Corp., 4.95%, 09/22/2027 (e)		1,170	1,182
Jersey Central Power & Light Co., 5.10%, 01/15/2035		670	668
Kentucky Utilities Co., 3.30%, 06/01/2050		5	3
MidAmerican Energy Co., 2.70%, 08/01/2052		5	3
Mississippi Power Co., Series B, 3.10%, 07/30/2051		10	7
National Grid Electricity Distribution South West plc, (United Kingdom), Reg. S, 5.88%, 03/25/2027	GBP	20	28
National Grid Electricity Transmission plc, (United Kingdom), Reg. S, 2.00%, 04/17/2040	GBP	425	364
National Grid plc, (United Kingdom), 5.42%, 01/11/2034		10	10
National Rural Utilities Cooperative Finance Corp., 5.80%, 01/15/2033		30	32
Naturgy Finance Iberia SA, (Spain), Reg. S, 1.88%, 10/05/2029	EUR	1,000	1,134
Nevada Power Co., (CMT Index 5 Year + 1.94%), 6.25%, 05/15/2055 (aa)		45	45
NextEra Energy Capital Holdings, Inc.,
2.25%, 06/01/2030		1,180	1,063
2.75%, 11/01/2029		5	5
3.00%, 01/15/2052		205	129
4.63%, 07/15/2027		20	20
5.05%, 03/15/2030		50	51
5.30%, 03/15/2032		50	51
5.75%, 09/01/2025		10	10
5.90%, 03/15/2055		620	623
(CMT Index 5 Year + 2.05%), 6.38%, 08/15/2055 (aa)		125	127
NIE Finance plc, (United Kingdom), Reg. S, 5.88%, 12/01/2032	GBP	200	286

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Electric — continued
Northern Powergrid Yorkshire plc, (United Kingdom),
Reg. S, 5.13%, 05/04/2035	GBP	150	201
Reg. S, 6.13%, 04/01/2050	GBP	1,300	1,792
Northern States Power Co.,
2.25%, 04/01/2031		1,450	1,305
2.60%, 06/01/2051		16	10
5.65%, 06/15/2054 (jj)		1,500	1,510
NRG Energy, Inc.,
2.00%, 12/02/2025 (e)		2,150	2,119
2.45%, 12/02/2027 (e)		2,275	2,158
NSTAR Electric Co., 4.55%, 06/01/2052		470	391
Oglethorpe Power Corp., 5.05%, 10/01/2048		10	9
Oklahoma Gas and Electric Co.,
4.15%, 04/01/2047		900	716
5.60%, 04/01/2053		5	5
Oncor Electric Delivery Co. LLC,
3.10%, 09/15/2049		10	6
3.70%, 05/15/2050		5	4
4.30%, 05/15/2028		20	20
Orsted A/S, (Denmark),
Reg. S, 2.25%, 06/14/2028	EUR	1,000	1,160
Reg. S, 5.75%, 04/09/2040	GBP	425	551
Pacific Gas and Electric Co.,
3.15%, 01/01/2026		65	64
3.50%, 08/01/2050		10	7
3.95%, 12/01/2047		900	636
4.40%, 03/01/2032		24	23
4.50%, 07/01/2040		30	25
4.95%, 07/01/2050		800	645
5.25%, 03/01/2052		10	8
5.90%, 10/01/2054		10	9
6.10%, 01/15/2029		29	30
6.75%, 01/15/2053		10	10
PacifiCorp.,
2.90%, 06/15/2052		720	427
3.30%, 03/15/2051		1,750	1,133
4.13%, 01/15/2049		165	126
4.15%, 02/15/2050		110	84
PECO Energy Co.,
2.80%, 06/15/2050		50	31
3.05%, 03/15/2051		435	285
4.60%, 05/15/2052		270	231
4.90%, 06/15/2033		1,640	1,666
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, (Indonesia), Reg. S, 1.88%, 11/05/2031	EUR	1,000	1,026
Potomac Electric Power Co., 5.50%, 03/15/2054		5	5
PPL Capital Funding, Inc., 4.13%, 04/15/2030		40	39

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	87

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Electric — continued
PPL Electric Utilities Corp.,
4.85%, 02/15/2034		1,015	1,015
5.25%, 05/15/2053		75	72
Public Service Co. of Colorado,
5.25%, 04/01/2053		10	9
5.75%, 05/15/2054		665	656
Series 38, 4.10%, 06/01/2032		20	19
Series 39, 4.50%, 06/01/2052		20	16
Public Service Co. of Oklahoma,
5.20%, 01/15/2035		40	40
5.45%, 01/15/2036		60	60
Public Service Electric and Gas Co.,
1.90%, 08/15/2031		5	4
2.05%, 08/01/2050		10	5
3.00%, 03/01/2051		20	13
3.10%, 03/15/2032		30	28
3.65%, 09/01/2028		10	10
4.65%, 03/15/2033		10	10
4.85%, 08/01/2034		140	140
5.30%, 08/01/2054		6	6
5.45%, 03/01/2054		35	34
Series Q, 5.05%, 03/01/2035		25	25
Puget Energy, Inc.,
2.38%, 06/15/2028		1,030	972
4.22%, 03/15/2032		20	19
Puget Sound Energy, Inc., 5.33%, 06/15/2034		10	10
Redeia Corp. SA, (Spain), Reg. S, 3.38%, 07/09/2032	EUR	4,800	5,677
Resa SA, (Belgium), Reg. S, 3.50%, 05/22/2031	EUR	200	237
RTE Reseau de Transport d’Electricite SADIR, (France),
Reg. S, 0.63%, 07/08/2032	EUR	200	197
Reg. S, 0.75%, 01/12/2034	EUR	300	283
Reg. S, 1.13%, 07/08/2040	EUR	200	162
Reg. S, 1.13%, 09/09/2049	EUR	200	126
Reg. S, 1.50%, 09/27/2030	EUR	300	327
Reg. S, 1.88%, 10/23/2037	EUR	300	288
Reg. S, 2.00%, 04/18/2036	EUR	300	304
Reg. S, 2.13%, 09/27/2038	EUR	100	98
Reg. S, 3.50%, 12/07/2031	EUR	400	481
Reg. S, 3.50%, 04/30/2033	EUR	200	237
Reg. S, 3.50%, 10/02/2036	EUR	100	116
Reg. S, 3.75%, 07/04/2035	EUR	300	357
Reg. S, 3.75%, 04/30/2044	EUR	300	337
San Diego Gas & Electric Co., 4.15%, 05/15/2048		800	621
Sempra, (CMT Index 5 Year + 2.79%), 6.88%, 10/01/2054 (aa)		46	46
Southern California Edison Co.,
3.65%, 02/01/2050		355	235
4.00%, 04/01/2047		355	255

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Electric — continued
4.05%, 03/15/2042		900	676
4.65%, 10/01/2043		500	404
Series 20A, 2.95%, 02/01/2051		875	512
Series C, 4.13%, 03/01/2048		265	192
Southern Co. (The),
5.20%, 06/15/2033		20	20
5.70%, 10/15/2032		10	11
5.70%, 03/15/2034		5	5
Series 21-A, (CMT Index 5 Year + 2.92%), 3.75%, 09/15/2051 (aa)		10	10
Series A, 3.70%, 04/30/2030		15	14
Southwestern Electric Power Co.,
5.30%, 04/01/2033		20	20
Series N, 1.65%, 03/15/2026		10	10
Southwestern Public Service Co.,
3.70%, 08/15/2047		1,000	734
6.00%, 06/01/2054		25	25
Series 8, 3.15%, 05/01/2050		20	13
SP Transmission plc, (United Kingdom), Reg. S, 2.00%, 11/13/2031	GBP	100	116
State Grid Overseas Investment BVI Ltd., (British Virgin Islands), Reg. S, 1.30%, 08/05/2032	EUR	500	532
Stedin Holding NV, (Netherlands),
Reg. S, 0.50%, 11/14/2029	EUR	300	321
Reg. S, 1.38%, 09/19/2028	EUR	200	226
Reg. S, 2.38%, 06/03/2030	EUR	400	462
Reg. S, 3.38%, 02/12/2037	EUR	200	231
Tampa Electric Co., 4.30%, 06/15/2048		10	8
TenneT Holding BV, (Netherlands),
Reg. S, 0.50%, 06/09/2031	EUR	200	205
Reg. S, 0.50%, 11/30/2040	EUR	200	154
Reg. S, 0.88%, 06/03/2030	EUR	120	130
Reg. S, 0.88%, 06/16/2035	EUR	300	279
Reg. S, 1.13%, 06/09/2041	EUR	300	248
Reg. S, 1.25%, 10/24/2033	EUR	200	206
Reg. S, 1.38%, 06/05/2028	EUR	300	343
Reg. S, 1.38%, 06/26/2029	EUR	100	112
Reg. S, 1.50%, 06/03/2039	EUR	200	187
Reg. S, 1.63%, 11/17/2026	EUR	450	525
Reg. S, 1.88%, 06/13/2036	EUR	200	206
Reg. S, 2.00%, 06/05/2034	EUR	100	108
Reg. S, 2.13%, 11/17/2029	EUR	200	230
Reg. S, 2.75%, 05/17/2042	EUR	200	212
Reg. S, 3.88%, 10/28/2028	EUR	200	243
Reg. S, 4.25%, 04/28/2032	EUR	200	250
Reg. S, 4.50%, 10/28/2034	EUR	500	635
Reg. S, 4.75%, 10/28/2042	EUR	300	383
Tucson Electric Power Co.,
1.50%, 08/01/2030		30	26
3.25%, 05/01/2051		10	7
5.20%, 09/15/2034		1,220	1,225

SEE NOTES TO FINANCIAL STATEMENTS.

88	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Electric — continued
Union Electric Co.,
2.15%, 03/15/2032		40	34
3.90%, 04/01/2052		30	23
5.13%, 03/15/2055		30	28
5.20%, 04/01/2034		65	66
Verbund AG, (Austria), Reg. S, 0.90%, 04/01/2041	EUR	300	233
Virginia Electric and Power Co.,
3.30%, 12/01/2049		10	7
5.05%, 08/15/2034		273	274
5.65%, 03/15/2055		10	10
Series B, 3.80%, 09/15/2047		10	7
Series C, 4.63%, 05/15/2052		10	8
WEC Energy Group, Inc., 5.00%, 09/27/2025		30	30
Wisconsin Power and Light Co., 3.00%, 07/01/2029		10	10
Wisconsin Public Service Corp., 3.30%, 09/01/2049		15	10
Xcel Energy, Inc., 1.75%, 03/15/2027		10	10
Zapadoslovenska Energetika A/S, (Slovakia), Reg. S, 1.75%, 03/02/2028	EUR	100	113

			149,174

Gas — 0.1%
APA Infrastructure Ltd., (Australia), Reg. S, 2.00%, 07/15/2030	EUR	1,000	1,112
Atmos Energy Corp.,
1.50%, 01/15/2031		1,600	1,366
2.63%, 09/15/2029		5	5
2.85%, 02/15/2052		5	3
3.38%, 09/15/2049		200	139
5.75%, 10/15/2052		10	10
Boston Gas Co., 5.84%, 01/10/2035 (e)		715	743
Cadent Finance plc, (United Kingdom), Reg. S, 2.63%, 09/22/2038	GBP	1,725	1,657
CenterPoint Energy Resources Corp., 5.25%, 03/01/2028		20	20
Centrica plc, (United Kingdom), Reg. S, 4.25%, 09/12/2044	GBP	1,000	1,079
GAS Networks Ireland, (Ireland), Reg. S, 3.25%, 09/12/2030	EUR	200	238
Italgas SpA, (Italy), Reg. S, 1.00%, 12/11/2031	EUR	1,125	1,151
National Fuel Gas Co., 5.95%, 03/15/2035		130	133
National Gas Transmission plc, (United Kingdom), Reg. S, 1.38%, 02/07/2031	GBP	1,600	1,819
Nederlandse Gasunie NV, (Netherlands),
Reg. S, 0.38%, 10/03/2031	EUR	200	201
Reg. S, 0.75%, 10/13/2036	EUR	100	86
Reg. S, 3.38%, 07/11/2034	EUR	200	235
Reg. S, 3.50%, 04/23/2035	EUR	200	235
Reg. S, 3.88%, 04/29/2044	EUR	200	233

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Gas — continued
NiSource, Inc.,
3.49%, 05/15/2027		10	10
3.60%, 05/01/2030		5	5
4.38%, 05/15/2047		5	4
5.00%, 06/15/2052		10	9
5.40%, 06/30/2033		10	10
(CMT Index 5 Year + 2.53%), 6.38%, 03/31/2055 (aa)		60	60
Piedmont Natural Gas Co., Inc.,
2.50%, 03/15/2031		1,550	1,380
3.35%, 06/01/2050		5	3
5.05%, 05/15/2052		570	503
Southern California Gas Co.,
5.05%, 09/01/2034		865	871
6.00%, 06/15/2055		20	20
Southern Co. Gas Capital Corp.,
5.15%, 09/15/2032 (jj)		2,900	2,941
5.75%, 09/15/2033		10	11
Series 21A, 3.15%, 09/30/2051		5	3
Southern Gas Networks plc, (United Kingdom), 6.38%, 05/15/2040	GBP	825	1,149
Southwest Gas Corp., 4.05%, 03/15/2032		15	14
SPP-Distribucia A/S, (Slovakia), Reg. S, 1.00%, 06/09/2031	EUR	200	201
Vier Gas Transport GmbH, (Germany),
Reg. S, 0.50%, 09/10/2034	EUR	1,200	1,068
Reg. S, 3.38%, 11/11/2031	EUR	2,700	3,184
Wales & West Utilities Finance plc, (United Kingdom), Reg. S, 1.88%, 05/28/2041	GBP	825	668

			22,579

Water — 0.1%
American Water Capital Corp.,
4.15%, 06/01/2049		10	8
4.45%, 06/01/2032		40	39
Essential Utilities, Inc.,
2.40%, 05/01/2031		10	9
5.38%, 01/15/2034		10	10
Northumbrian Water Finance plc, (United Kingdom),
Reg. S, 1.63%, 10/11/2026	GBP	825	1,087
Reg. S, 5.13%, 01/23/2042	GBP	1,000	1,184
Reg. S, 5.63%, 04/29/2033	GBP	425	580
United Utilities Water Finance plc, (United Kingdom), Reg. S, 2.00%, 07/03/2033	GBP	900	970
Wessex Water Services Finance plc, (United Kingdom),
Reg. S, 1.50%, 09/17/2029	GBP	700	830
Reg. S, 5.38%, 03/10/2028	GBP	2,425	3,360

			8,077

Total Utilities			179,830

Total Corporate Bonds (Cost $1,996,589)			2,085,085

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	89

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — 62.6%
Sovereign — 54.5%
Action Logement Services, (France),
Reg. S, 0.38%, 10/05/2031	EUR	500	502
Reg. S, 3.13%, 09/28/2037	EUR	600	668
Reg. S, 3.63%, 05/25/2043	EUR	800	892
Reg. S, 4.13%, 10/03/2038	EUR	100	121
Andorra International Bond, (Andorra),
Reg. S, 1.25%, 02/23/2027	EUR	800	923
Reg. S, 1.25%, 05/06/2031	EUR	1,000	1,055
Australia Government Bond, (Australia),
Series 136, Reg. S, 4.75%, 04/21/2027	AUD	9,420	6,365
Series 138, Reg. S, 3.25%, 04/21/2029	AUD	9,630	6,318
Series 144, Reg. S, 3.75%, 04/21/2037	AUD	4,500	2,818
Series 145, Reg. S, 2.75%, 06/21/2035	AUD	5,340	3,112
Series 147, Reg. S, 3.25%, 06/21/2039	AUD	3,060	1,772
Series 148, Reg. S, 2.75%, 11/21/2027	AUD	12,590	8,194
Series 149, Reg. S, 2.25%, 05/21/2028	AUD	10,630	6,803
Series 150, Reg. S, 3.00%, 03/21/2047	AUD	3,826	1,925
Series 152, Reg. S, 2.75%, 11/21/2028	AUD	6,428	4,157
Series 154, Reg. S, 2.75%, 11/21/2029	AUD	11,105	7,114
Series 155, Reg. S, 2.50%, 05/21/2030	AUD	15,855	9,985
Series 156, Reg. S, 2.75%, 05/21/2041	AUD	4,380	2,306
Series 157, 1.50%, 06/21/2031	AUD	14,300	8,335
Series 158, 1.25%, 05/21/2032	AUD	12,360	6,882
Series 160, Reg. S, 1.00%, 12/21/2030	AUD	9,420	5,416
Series 162, Reg. S, 1.75%, 06/21/2051	AUD	5,590	1,997
Series 163, Reg. S, 1.00%, 11/21/2031	AUD	8,730	4,862
Series 164, Reg. S, 0.50%, 09/21/2026	AUD	10,000	6,365
Series 165, Reg. S, 1.75%, 11/21/2032	AUD	5,800	3,295
Series 166, Reg. S, 3.00%, 11/21/2033	AUD	6,030	3,684
Series 167, Reg. S, 3.75%, 05/21/2034	AUD	9,040	5,812
Series 168, Reg. S, 3.50%, 12/21/2034	AUD	7,660	4,799
Series 169, Reg. S, 4.75%, 06/21/2054	AUD	2,910	1,886
Series 170, Reg. S, 4.25%, 06/21/2034	AUD	2,150	1,435
Series 171, Reg. S, 4.25%, 12/21/2035	AUD	3,580	2,369
Series 172, Reg. S, 4.25%, 03/21/2036	AUD	3,510	2,319
Bermuda Government International Bond,(Bermuda), 2.38%, 08/20/2030 (e)		670	594
Bonos de la Tesoreria de la Republica en pesos, (Chile), Reg. S, 4.70%, 09/01/2030 (e)	CLP	300,000	317
Bpifrance SACA, (France),
Reg. S, 0.00%, 05/25/2028	EUR	600	661
Reg. S, 0.05%, 09/26/2029	EUR	1,100	1,165
Reg. S, 0.13%, 11/25/2028	EUR	300	327
Reg. S, 0.25%, 03/29/2030	EUR	200	211
Reg. S, 0.25%, 06/04/2031	EUR	200	203
Reg. S, 0.63%, 07/22/2031	EUR	900	930
Reg. S, 0.88%, 11/25/2026	EUR	3,300	3,824
Reg. S, 0.88%, 09/26/2028	EUR	200	225
Reg. S, 1.88%, 05/25/2030	EUR	200	227
Reg. S, 2.13%, 11/29/2027	EUR	600	706
Reg. S, 2.75%, 02/25/2029	EUR	500	594

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Sovereign — continued
Reg. S, 2.88%, 11/25/2029	EUR	500	595
Reg. S, 2.88%, 11/25/2031	EUR	700	822
Reg. S, 2.88%, 01/31/2032	EUR	100	117
Reg. S, 3.00%, 09/10/2026	EUR	1,800	2,144
Reg. S, 3.00%, 05/25/2032	EUR	1,000	1,177
Reg. S, 3.25%, 05/25/2035	EUR	300	348
Reg. S, 3.38%, 11/25/2032	EUR	200	240
Reg. S, 3.38%, 05/25/2034	EUR	1,300	1,541
Reg. S, 3.50%, 09/27/2027	EUR	200	242
Bulgaria Government International Bond, (Bulgaria),
Series 7Y, Reg. S, 4.13%, 09/23/2029	EUR	1,000	1,249
Series 12YR, Reg. S, 3.00%, 03/21/2028	EUR	800	958
Series 12Y, Reg. S, 4.63%, 09/23/2034	EUR	1,000	1,300
Series 30Y, Reg. S, 1.38%, 09/23/2050	EUR	1,300	910
Bundesobligation, (Germany),
Series 184, Reg. S, 0.00%, 10/09/2026	EUR	7,870	9,059
Series 185, Reg. S, 0.00%, 04/16/2027	EUR	2,083	2,375
Series 186, Reg. S, 1.30%, 10/15/2027	EUR	8,520	9,916
Series 187, Reg. S, 2.20%, 04/13/2028	EUR	10,230	12,147
Series 188, Reg. S, 2.40%, 10/19/2028	EUR	11,180	13,345
Series 189, Reg. S, 2.10%, 04/12/2029	EUR	16,050	18,946
Series 190, Reg. S, 2.50%, 10/11/2029	EUR	6,880	8,234
Series 191, Reg. S, 2.40%, 04/18/2030	EUR	9,580	11,406
Series G, Reg. S, 1.30%, 10/15/2027	EUR	10,350	12,045
Series G, Reg. S, 2.10%, 04/12/2029	EUR	3,000	3,542
Bundesrepublik Deutschland Bundesanleihe, (Germany),
Reg. S, 2.50%, 08/15/2046	EUR	11,196	12,161
Reg. S, 2.90%, 08/15/2056	EUR	3,910	4,420
Reg. S, 6.50%, 07/04/2027	EUR	16,810	21,605
Series 7Y, Reg. S, 2.10%, 11/15/2029	EUR	10,170	11,973
Series 7Y, Reg. S, 2.40%, 11/15/2030	EUR	5,260	6,253
Series 8Y, Reg. S, 0.00%, 11/15/2027	EUR	7,311	8,244
Series 8Y, Reg. S, 0.00%, 11/15/2028	EUR	6,365	7,024
Series 10Y, Reg. S, 0.00%, 08/15/2026	EUR	5,510	6,361
Series 10Y, Reg. S, 0.00%, 08/15/2029	EUR	8,302	8,997
Series 10Y, Reg. S, 0.00%, 02/15/2030	EUR	9,433	10,090
Series 10Y, Reg. S, 0.00%, 08/15/2030	EUR	7,440	7,859
Series 10Y, Reg. S, 0.00%, 02/15/2031	EUR	4,369	4,552
Series 10Y, Reg. S, 0.00%, 08/15/2031	EUR	9,650	9,918
Series 10Y, Reg. S, 0.00%, 02/15/2032	EUR	10,314	10,436
Series 10Y, Reg. S, 0.25%, 02/15/2027	EUR	3,990	4,584
Series 10Y, Reg. S, 0.25%, 08/15/2028	EUR	9,599	10,736
Series 10Y, Reg. S, 0.25%, 02/15/2029	EUR	4,610	5,104
Series 10Y, Reg. S, 0.50%, 08/15/2027	EUR	3,370	3,860
Series 10Y, Reg. S, 0.50%, 02/15/2028	EUR	11,770	13,381
Series 10Y, Reg. S, 1.70%, 08/15/2032	EUR	8,320	9,384
Series 10Y, Reg. S, 2.20%, 02/15/2034	EUR	7,050	8,102
Series 10Y, Reg. S, 2.30%, 02/15/2033	EUR	11,515	13,454
Series 10Y, Reg. S, 2.50%, 02/15/2035	EUR	2,540	2,968
Series 10Y, Reg. S, 2.60%, 08/15/2033	EUR	8,640	10,276

SEE NOTES TO FINANCIAL STATEMENTS.

90	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Sovereign — continued
Series 10Y, Reg. S, 2.60%, 08/15/2034	EUR	9,080	10,732
Series 15Y, Reg. S, 0.00%, 05/15/2035	EUR	6,109	5,562
Series 15Y, Reg. S, 0.00%, 05/15/2036	EUR	12,190	10,721
Series 16Y, Reg. S, 1.00%, 05/15/2038	EUR	12,002	11,370
Series 17Y, Reg. S, 2.60%, 05/15/2041	EUR	3,800	4,283
Series 30Y, Reg. S, 2.50%, 08/15/2054	EUR	6,975	7,301
Series 30Y, Reg. S, 5.50%, 01/04/2031	EUR	7,190	9,891
Series 30Y, Reg. S, 5.63%, 01/04/2028	EUR	780	1,003
Series 30Y, Reg. S, 6.25%, 01/04/2030	EUR	1,025	1,421
Series 31Y, Reg. S, 0.00%, 08/15/2050	EUR	13,481	7,509
Series 31Y, Reg. S, 0.00%, 08/15/2052	EUR	12,605	6,600
Series 31Y, Reg. S, 1.25%, 08/15/2048	EUR	12,840	10,717
Series 31Y, Reg. S, 1.80%, 08/15/2053	EUR	9,990	8,974
Series 31Y, Reg. S, 4.75%, 07/04/2034	EUR	14,971	20,789
Series 32Y, Reg. S, 2.50%, 07/04/2044	EUR	9,865	10,812
Series 32Y, Reg. S, 3.25%, 07/04/2042	EUR	1,806	2,212
Series 32Y, Reg. S, 4.00%, 01/04/2037	EUR	12,423	16,444
Series 32Y, Reg. S, 4.25%, 07/04/2039	EUR	5,644	7,705
Series 32Y, Reg. S, 4.75%, 07/04/2040	EUR	6,924	9,980
Series G, Reg. S, 0.00%, 08/15/2030	EUR	1,320	1,395
Series G, Reg. S, 0.00%, 08/15/2031	EUR	740	761
Series G, Reg. S, 0.00%, 08/15/2050	EUR	5,902	3,296
Series G, Reg. S, 1.80%, 08/15/2053	EUR	2,318	2,085
Series G, Reg. S, 2.30%, 02/15/2033	EUR	1,850	2,161
Bundesschatzanweisungen, (Germany),
Reg. S, 1.70%, 06/10/2027	EUR	4,710	5,532
Series 2Y, Reg. S, 2.00%, 12/10/2026	EUR	2,620	3,093
Series 2Y, Reg. S, 2.20%, 03/11/2027	EUR	3,270	3,874
Series 2Y, Reg. S, 2.70%, 09/17/2026	EUR	9,250	11,005
Caisse d’Amortissement de la Dette Sociale, (France),
Reg. S, 0.00%, 02/25/2028	EUR	2,200	2,446
Reg. S, 0.00%, 05/25/2029	EUR	500	536
Reg. S, 0.00%, 11/25/2030	EUR	1,400	1,430
Reg. S, 0.00%, 05/25/2031	EUR	1,600	1,607
Reg. S, 0.13%, 09/15/2031	EUR	500	500
Reg. S, 0.45%, 01/19/2032	EUR	2,200	2,229
Reg. S, 0.60%, 11/25/2029	EUR	1,400	1,518
Reg. S, 1.50%, 05/25/2032	EUR	1,500	1,615
Reg. S, 1.75%, 11/25/2027	EUR	800	933
Reg. S, 2.38%, 09/24/2028	EUR	800	944
Reg. S, 2.75%, 09/24/2027	EUR	1,400	1,672
Reg. S, 2.75%, 02/25/2029	EUR	2,400	2,859
Reg. S, 2.75%, 11/25/2032	EUR	1,400	1,625
Reg. S, 2.88%, 05/25/2027	EUR	2,100	2,512
Reg. S, 2.88%, 05/25/2030	EUR	500	597
Reg. S, 3.00%, 05/25/2028	EUR	800	962
Reg. S, 3.00%, 11/25/2031	EUR	2,100	2,498
Reg. S, 3.13%, 03/01/2030	EUR	1,500	1,811
Caisse Francaise de Financement Local SA, (France),
Reg. S, 0.13%, 06/30/2031	EUR	100	100
Reg. S, 1.25%, 05/11/2032	EUR	100	105

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Sovereign — continued
Reg. S, 3.00%, 10/02/2028	EUR	5,000	5,988
Reg. S, 3.00%, 03/19/2036	EUR	100	114
Reg. S, 3.13%, 07/20/2033	EUR	100	118
Reg. S, 3.13%, 11/24/2033	EUR	100	118
Reg. S, 3.13%, 05/17/2039	EUR	100	113
Reg. S, 3.63%, 01/17/2029	EUR	100	122
Canadian Government Bond, (Canada),
1.00%, 06/01/2027	CAD	200	143
1.50%, 06/01/2031	CAD	600	406
1.75%, 12/01/2053	CAD	400	199
2.00%, 06/01/2032	CAD	600	411
2.00%, 12/01/2051	CAD	530	284
3.50%, 03/01/2028	CAD	500	375
3.50%, 09/01/2029	CAD	100	76
3.50%, 12/01/2045	CAD	2,090	1,533
4.00%, 06/01/2041	CAD	150	117
Chile Government International Bond, (Chile),
0.83%, 07/02/2031	EUR	1,050	1,067
1.30%, 07/26/2036	EUR	1,000	907
2.55%, 07/27/2033		200	168
China Government Bond, (China),
1.62%, 08/15/2027	CNY	190,000	26,627
1.85%, 05/15/2027	CNY	65,500	9,217
2.04%, 11/25/2034	CNY	93,700	13,450
2.05%, 04/15/2029	CNY	110,600	15,747
2.11%, 08/25/2034	CNY	40,500	5,845
2.18%, 08/15/2026	CNY	209,500	29,499
2.28%, 03/25/2031	CNY	36,100	5,226
2.35%, 02/25/2034	CNY	153,200	22,489
2.37%, 01/20/2027	CNY	283,000	40,091
2.37%, 01/15/2029	CNY	145,900	20,989
2.39%, 11/15/2026	CNY	268,000	37,911
2.40%, 07/15/2028	CNY	635,000	91,143
2.48%, 04/15/2027	CNY	166,300	23,653
2.48%, 09/25/2028	CNY	193,900	27,936
2.50%, 07/25/2027	CNY	81,700	11,636
2.52%, 08/25/2033	CNY	593,800	88,076
2.54%, 12/25/2030	CNY	122,000	17,888
2.55%, 10/15/2028	CNY	30,700	4,434
2.60%, 09/15/2030	CNY	209,200	30,709
2.60%, 09/01/2032	CNY	307,900	45,805
2.62%, 04/15/2028	CNY	38,000	5,476
2.62%, 06/25/2030	CNY	264,500	38,848
2.65%, 03/25/2074	CNY	68,200	11,427
2.67%, 05/25/2033	CNY	661,800	99,102
2.67%, 11/25/2033	CNY	90,300	13,559
2.68%, 05/21/2030	CNY	525,400	77,299
Reg. S, 2.71%, 06/16/2033	CNH	11,000	1,653
2.75%, 06/15/2029	CNY	87,800	12,841
2.80%, 03/24/2029	CNY	363,600	53,163
Reg. S, 2.82%, 08/12/2032	CNY	10,000	1,504

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	91

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Sovereign — continued
3.12%, 10/25/2052	CNY	175,600	30,509
3.19%, 04/15/2053	CNY	136,000	23,980
3.27%, 03/25/2073	CNY	141,970	27,570
Reg. S, 3.31%, 11/30/2025	CNH	2,000	281
3.32%, 04/15/2052	CNY	281,030	50,247
Reg. S, 3.38%, 07/04/2026	CNH	24,000	3,417
3.39%, 03/16/2050	CNY	17,740	3,170
3.53%, 10/18/2051	CNY	133,600	24,646
Reg. S, 3.60%, 06/27/2028	CNH	26,500	3,933
Reg. S, 3.60%, 05/21/2030	CNH	8,500	1,301
3.72%, 04/12/2051	CNY	87,700	16,647
3.73%, 05/25/2070	CNY	14,670	3,097
3.81%, 09/14/2050	CNY	55,000	10,595
Reg. S, 3.85%, 12/12/2026	CNH	19,000	2,745
Reg. S, 3.90%, 07/04/2036	CNH	13,500	2,261
Reg. S, 4.00%, 11/30/2035	CNH	30,500	5,152
4.00%, 06/24/2069	CNY	5,000	1,103
Reg. S, 4.15%, 12/04/2027	CNH	20,000	2,972
Reg. S, 4.15%, 12/12/2031	CNH	3,000	484
Reg. S, 4.29%, 05/22/2029	CNH	3,000	463
Reg. S, 4.40%, 12/12/2046	CNH	26,000	5,008
Colombia Government International Bond, (Colombia), 9.85%, 06/28/2027	COP	500,000	120
Corp. de Reservas Estrategicas de Productos Petroliferos Cores, (Spain), Reg. S, 1.75%, 11/24/2027	EUR	200	232
Croatia Government International Bond, (Croatia),
Reg. S, 1.13%, 06/19/2029	EUR	300	336
Reg. S, 1.50%, 06/17/2031	EUR	1,290	1,414
Reg. S, 1.75%, 03/04/2041	EUR	500	456
Reg. S, 2.70%, 06/15/2028	EUR	2,850	3,399
Reg. S, 2.88%, 04/22/2032	EUR	1,660	1,962
Reg. S, 3.00%, 03/20/2027	EUR	300	359
Reg. S, 3.25%, 02/11/2037	EUR	560	645
Reg. S, 3.38%, 03/12/2034	EUR	1,960	2,367
Cyprus Government International Bond, (Cyprus),
Reg. S, 0.63%, 01/21/2030	EUR	235	255
Reg. S, 0.95%, 01/20/2032	EUR	300	316
Reg. S, 1.25%, 01/21/2040	EUR	720	612
Reg. S, 2.25%, 04/16/2050	EUR	10	9
Reg. S, 2.75%, 05/03/2049	EUR	230	224
Reg. S, 3.25%, 06/27/2031	EUR	1,069	1,299
Reg. S, 4.13%, 04/13/2033	EUR	360	460
Czech Republic Government Bond, (Czech Republic),
Series 49, Reg. S, 4.20%, 12/04/2036	CZK	5,390	253
Series 53, Reg. S, 4.85%, 11/26/2057	CZK	2,340	110
Series 78, Reg. S, 2.50%, 08/25/2028	CZK	39,010	1,799
Series 94, Reg. S, 0.95%, 05/15/2030	CZK	89,350	3,729
Series 95, Reg. S, 1.00%, 06/26/2026	CZK	500	23

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Sovereign — continued
Series 100, 0.25%, 02/10/2027	CZK	60,340	2,730
Series 103, 2.00%, 10/13/2033	CZK	45,850	1,867
Series 105, 2.75%, 07/23/2029	CZK	29,860	1,373
Series 121, 1.20%, 03/13/2031	CZK	54,460	2,248
Series 125, 1.50%, 04/24/2040	CZK	22,990	738
Series 130, 0.05%, 11/29/2029	CZK	13,030	529
Series 138, 1.75%, 06/23/2032	CZK	42,310	1,751
Series 142, 1.95%, 07/30/2037	CZK	12,960	476
Series 145, 3.50%, 05/30/2035	CZK	47,820	2,146
Series 149, 5.50%, 12/12/2028	CZK	83,830	4,235
Series 150, 5.00%, 09/30/2030	CZK	60,730	3,052
Series 151, 4.90%, 04/14/2034	CZK	51,240	2,573
Series 152, 6.20%, 06/16/2031	CZK	17,600	942
Series 153, 5.75%, 03/29/2029	CZK	18,100	926
Series 154, 4.50%, 11/11/2032	CZK	35,960	1,762
Series 156, 3.00%, 03/03/2033	CZK	13,630	604
Series 157, 3.60%, 06/03/2036	CZK	24,020	1,077
Series 160, 4.25%, 10/24/2034	CZK	23,330	1,112
Denmark Government Bond, (Denmark),
1.75%, 11/15/2025	DKK	3,200	505
Series 10Y, 0.50%, 11/15/2027	DKK	20,078	3,082
Series 10Y, 0.50%, 11/15/2029	DKK	20,004	2,961
Series 10Y, 2.25%, 11/15/2035	DKK	2,890	444
Series 31Y, 4.50%, 11/15/2039	DKK	27,090	5,152
Series 32Y, 0.25%, 11/15/2052	DKK	22,551	1,847
Series G, 0.00%, 11/15/2031	DKK	16,570	2,279
Series G, 2.25%, 11/15/2033	DKK	3,650	572
Series TWIN, 0.00%, 11/15/2031	DKK	14,257	1,957
Series TWIN, 2.25%, 11/15/2033	DKK	23,390	3,657
Estonia Government International Bond, (Estonia),
Reg. S, 3.25%, 01/17/2034	EUR	1,340	1,584
Series 10Y, Reg. S, 0.13%, 06/10/2030	EUR	200	208
Series 10Y, Reg. S, 4.00%, 10/12/2032	EUR	290	363
European Financial Stability Facility, (Luxembourg),
Reg. S, 0.05%, 10/17/2029	EUR	9,000	9,607
Reg. S, 0.05%, 01/18/2052	EUR	1,000	473
Reg. S, 1.20%, 02/17/2045	EUR	2,325	1,845
Reg. S, 1.70%, 02/13/2043	EUR	1,900	1,712
Reg. S, 1.75%, 07/17/2053	EUR	2,050	1,620
Reg. S, 2.00%, 02/28/2056	EUR	2,000	1,646
Reg. S, 2.38%, 06/21/2032	EUR	5,000	5,778
Reg. S, 2.75%, 12/03/2029	EUR	1,020	1,219
Reg. S, 3.38%, 04/03/2037	EUR	3,000	3,608
European Stability Mechanism, (Supranational),
Reg. S, 0.01%, 03/04/2030	EUR	1,900	2,003
Reg. S, 0.75%, 09/05/2028	EUR	2,750	3,099
Reg. S, 0.88%, 07/18/2042	EUR	1,020	815
Reg. S, 1.75%, 10/20/2045	EUR	1,050	935
Reg. S, 1.85%, 12/01/2055	EUR	180	142

SEE NOTES TO FINANCIAL STATEMENTS.

92	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Sovereign — continued
European Union, (Supranational),
Reg. S, 0.00%, 10/04/2028	EUR	1,000	1,097
Reg. S, 0.00%, 04/22/2031	EUR	5,800	5,881
Reg. S, 0.45%, 07/04/2041	EUR	9,800	7,267
Reg. S, 0.70%, 07/06/2051	EUR	5,900	3,504
Reg. S, 0.75%, 04/04/2031	EUR	3,925	4,169
Reg. S, 1.00%, 07/06/2032	EUR	5,800	6,083
Reg. S, 1.13%, 04/04/2036	EUR	1,265	1,217
Reg. S, 1.38%, 10/04/2029	EUR	8,000	9,050
Reg. S, 1.50%, 10/04/2035	EUR	5,000	5,054
Reg. S, 3.38%, 04/04/2032	EUR	1,200	1,469
Reg. S, 3.38%, 10/04/2038	EUR	10,000	11,784
Reg. S, 3.38%, 10/05/2054	EUR	2,300	2,468
Reg. S, 3.75%, 04/04/2042	EUR	5,015	5,985
Series SURE, Reg. S, 0.00%, 10/04/2030	EUR	10,000	10,361
Series SURE, Reg. S, 0.10%, 10/04/2040	EUR	7,675	5,468
Series SURE, Reg. S, 0.20%, 06/04/2036	EUR	9,600	8,271
Series SURE, Reg. S, 0.30%, 11/04/2050	EUR	1,220	655
Series SURE, Reg. S, 0.45%, 05/02/2046	EUR	5,000	3,199
Series SURE, Reg. S, 0.75%, 01/04/2047	EUR	5,000	3,420
Series SURE, Reg. S, 1.13%, 06/04/2037	EUR	5,000	4,667
Export Development Canada, (Canada),
Reg. S, 2.63%, 01/18/2029	EUR	500	594
Reg. S, 2.88%, 01/19/2028	EUR	1,000	1,198
Export-Import Bank of China (The), (China),
Series 1910, 3.86%, 05/20/2029	CNY	97,800	14,772
Series 2007, 3.26%, 02/24/2027	CNY	86,000	12,330
Series 2010, 3.23%, 03/23/2030	CNY	64,400	9,618
Series 2011, 3.74%, 11/16/2030	CNY	10,000	1,541
Series 2110, 3.38%, 07/16/2031	CNY	12,900	1,970
Series 2205, 2.61%, 01/27/2027	CNY	18,000	2,552
Series 2210, 3.18%, 03/11/2032	CNY	163,400	24,863
Series 2211, 2.90%, 08/19/2032	CNY	128,600	19,312
Series 2215, 2.82%, 06/17/2027	CNY	86,000	12,288
Series 2305, 2.87%, 02/06/2028	CNY	158,300	22,808
Series 2310, 3.10%, 02/13/2033	CNY	100,700	15,367
Series 2311, 2.85%, 07/07/2033	CNY	61,800	9,312
Series 2313, 2.50%, 10/13/2026	CNY	56,400	7,964
Series 2315, 2.50%, 08/04/2028	CNY	7,000	1,003
Series 2410, 2.44%, 04/12/2034	CNY	16,000	2,349
Export-Import Bank of Korea, (South Korea), 3.63%, 09/18/2027	EUR	500	605
Finland Government Bond, (Finland),
Series 4Y, Reg. S, 1.38%, 04/15/2027 (e)	EUR	1,760	2,053
Series 5Y, Reg. S, 0.00%, 09/15/2026 (e)	EUR	3,760	4,330
Series 6Y, Reg. S, 2.50%, 04/15/2030 (e)	EUR	1,810	2,143
Series 6Y, Reg. S, 2.88%, 04/15/2029 (e)	EUR	1,160	1,397
Series 10Y, Reg. S, 0.00%, 09/15/2030 (e)	EUR	670	695

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Sovereign — continued
Series 10Y, Reg. S, 0.13%, 09/15/2031 (e)	EUR	2,215	2,244
Series 10Y, Reg. S, 0.50%, 09/15/2027 (e)	EUR	660	753
Series 10Y, Reg. S, 0.50%, 09/15/2028 (e)	EUR	3,874	4,333
Series 10Y, Reg. S, 0.50%, 09/15/2029 (e)	EUR	1,680	1,837
Series 10Y, Reg. S, 1.50%, 09/15/2032 (e)	EUR	2,320	2,516
Series 10Y, Reg. S, 3.00%, 09/15/2033 (e)	EUR	2,520	3,005
Series 10Y, Reg. S, 3.00%, 09/15/2034 (e)	EUR	3,060	3,624
Series 10Y, Reg. S, 3.00%, 09/15/2035 (e)	EUR	1,210	1,422
Series 15Y, Reg. S, 2.75%, 04/15/2038 (e)	EUR	1,780	1,994
Series 16Y, Reg. S, 0.13%, 04/15/2036 (e)	EUR	1,010	867
Series 16Y, Reg. S, 0.75%, 04/15/2031 (e)	EUR	1,321	1,409
Series 16Y, Reg. S, 1.13%, 04/15/2034 (e)	EUR	1,981	2,014
Series 16Y, Reg. S, 2.75%, 07/04/2028 (e)	EUR	960	1,153
Series 20Y, Reg. S, 0.25%, 09/15/2040 (e)	EUR	1,774	1,324
Series 21Y, Reg. S, 0.50%, 04/15/2043 (e)	EUR	1,700	1,231
Series 30Y, Reg. S, 1.38%, 04/15/2047 (e)	EUR	3,237	2,593
Series 30Y, Reg. S, 2.63%, 07/04/2042 (e)	EUR	1,375	1,465
Series 31Y, Reg. S, 0.13%, 04/15/2052 (e)	EUR	800	399
Series 31Y, Reg. S, 2.95%, 04/15/2055	EUR	1,450	1,512
Finnvera OYJ, (Finland),
Reg. S, 0.00%, 09/15/2027	EUR	500	562
Reg. S, 0.38%, 04/09/2029	EUR	300	328
Reg. S, 0.75%, 08/07/2028	EUR	1,300	1,462
Reg. S, 1.13%, 05/17/2032	EUR	500	530
Reg. S, 1.25%, 07/14/2033	EUR	200	209
Reg. S, 2.13%, 03/08/2028	EUR	300	353
Reg. S, 2.88%, 08/30/2029	EUR	500	599
French Republic Government Bond OAT, (France),
Reg. S, 0.00%, 02/25/2027 (e)	EUR	5,895	6,726
Reg. S, 0.00%, 11/25/2029 (e)	EUR	26,745	28,319
Reg. S, 0.00%, 11/25/2030 (e)	EUR	12,960	13,279
Reg. S, 0.00%, 11/25/2031 (e)	EUR	23,194	22,926
Reg. S, 0.00%, 05/25/2032 (e)	EUR	18,660	18,085
Reg. S, 0.25%, 11/25/2026 (e)	EUR	20,346	23,413

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	93

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Sovereign — continued
Reg. S, 0.50%, 05/25/2029 (e)	EUR	20,987	23,004
Reg. S, 0.50%, 05/25/2040 (e)	EUR	14,652	11,081
Reg. S, 0.50%, 06/25/2044 (e)	EUR	7,165	4,753
Reg. S, 0.50%, 05/25/2072 (e)	EUR	4,943	1,596
Reg. S, 0.75%, 02/25/2028 (e)	EUR	15,280	17,365
Reg. S, 0.75%, 05/25/2028 (e)	EUR	18,623	21,065
Reg. S, 0.75%, 11/25/2028 (e)	EUR	14,807	16,574
Reg. S, 0.75%, 05/25/2052 (e)	EUR	12,577	7,037
Reg. S, 0.75%, 05/25/2053 (e)	EUR	12,298	6,710
Reg. S, 1.00%, 05/25/2027 (e)	EUR	14,218	16,444
Reg. S, 1.25%, 05/25/2034 (e)	EUR	18,576	18,698
Reg. S, 1.25%, 05/25/2036 (e)	EUR	14,164	13,481
Reg. S, 1.25%, 05/25/2038 (e)	EUR	11,360	10,245
Reg. S, 1.50%, 05/25/2031 (e)	EUR	16,243	17,905
Reg. S, 1.50%, 05/25/2050 (e)	EUR	8,460	6,151
Reg. S, 1.75%, 06/25/2039 (e)	EUR	11,707	11,079
Reg. S, 1.75%, 05/25/2066 (e)	EUR	6,556	4,180
Reg. S, 2.00%, 11/25/2032 (e)	EUR	14,010	15,489
Reg. S, 2.00%, 05/25/2048 (e)	EUR	8,507	7,214
Reg. S, 2.50%, 09/24/2026 (e)	EUR	3,158	3,746
Reg. S, 2.50%, 09/24/2027 (e)	EUR	17,730	21,088
Reg. S, 2.50%, 05/25/2030 (e)	EUR	23,631	27,802
Reg. S, 2.50%, 05/25/2043 (e)	EUR	8,540	8,428
Reg. S, 2.70%, 02/25/2031 (e)	EUR	3,050	3,596
Reg. S, 2.75%, 10/25/2027 (e)	EUR	23,049	27,566
Reg. S, 2.75%, 02/25/2029 (e)	EUR	23,820	28,455
Reg. S, 2.75%, 02/25/2030 (e)	EUR	17,140	20,399
Reg. S, 3.00%, 05/25/2033 (e)	EUR	20,400	24,010
Reg. S, 3.00%, 11/25/2034 (e)	EUR	15,600	18,071
Reg. S, 3.00%, 06/25/2049 (e)	EUR	3,210	3,266
Reg. S, 3.00%, 05/25/2054 (e)	EUR	11,040	10,760
Reg. S, 3.20%, 05/25/2035 (e)	EUR	8,570	10,037
Reg. S, 3.25%, 05/25/2045 (e)	EUR	11,085	12,097
Reg. S, 3.25%, 05/25/2055 (e)	EUR	7,930	8,071
Reg. S, 3.50%, 11/25/2033 (e)	EUR	17,085	20,757
Reg. S, 3.60%, 05/25/2042 (e)	EUR	3,890	4,508
Reg. S, 3.75%, 05/25/2056 (e)	EUR	2,020	2,250
Reg. S, 4.00%, 10/25/2038 (e)	EUR	6,769	8,371
Reg. S, 4.00%, 04/25/2055 (e)	EUR	6,181	7,261
Reg. S, 4.00%, 04/25/2060 (e)	EUR	6,447	7,494
Reg. S, 4.50%, 04/25/2041 (e)	EUR	10,372	13,436
Reg. S, 4.75%, 04/25/2035 (e)	EUR	10,467	13,886
Reg. S, 5.50%, 04/25/2029 (e)	EUR	4,037	5,293
Reg. S, 5.75%, 10/25/2032 (e)	EUR	1,029	1,437
Hellenic Republic Government Bond, (Greece),
Reg. S, 0.75%, 06/18/2031 (e)	EUR	2,170	2,275
Reg. S, 1.50%, 06/18/2030 (e)	EUR	2,940	3,288
Reg. S, 1.75%, 06/18/2032 (e)	EUR	1,410	1,541
Reg. S, 1.88%, 02/04/2035 (e)	EUR	1,910	1,996
Reg. S, 1.88%, 01/24/2052 (e)	EUR	1,580	1,225
Reg. S, 3.38%, 06/15/2034 (e)	EUR	1,480	1,771
Reg. S, 3.63%, 06/15/2035 (e)	EUR	1,725	2,087

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Sovereign — continued
Reg. S, 3.75%, 01/30/2028	EUR	1,400	1,716
Reg. S, 3.88%, 06/15/2028 (e)	EUR	3,540	4,364
Reg. S, 3.88%, 03/12/2029 (e)	EUR	1,480	1,835
Reg. S, 3.90%, 01/30/2033	EUR	2,030	2,533
Reg. S, 4.00%, 01/30/2037	EUR	2,000	2,484
Reg. S, 4.13%, 06/15/2054 (e)	EUR	700	822
Reg. S, 4.20%, 01/30/2042	EUR	2,590	3,202
Reg. S, 4.25%, 06/15/2033 (e)	EUR	1,050	1,341
Reg. S, 4.38%, 07/18/2038 (e)	EUR	1,100	1,396
HM Treasury UK Sovereign Sukuk plc, (United Kingdom), Reg. S, 0.33%, 07/22/2026	GBP	900	1,191
Hong Kong Government Bond Programme, (Hong Kong),
1.59%, 03/04/2036	HKD	3,100	344
1.97%, 01/17/2029	HKD	2,400	306
2.02%, 03/07/2034	HKD	3,000	356
Hong Kong Government Infrastructure Bond Programme, (Hong Kong), 3.84%, 01/16/2035	HKD	1,000	137
Hong Kong Government International Bond, (Hong Kong),
Reg. S, 2.95%, 06/07/2028	CNH	8,500	1,233
Reg. S, 3.00%, 11/30/2026	CNH	10,000	1,415
Reg. S, 3.30%, 06/07/2033	CNH	16,000	2,438
Housing Australia, (Australia), Reg. S, 1.41%, 06/29/2032	AUD	460	251
Hungary Government Bond, (Hungary),
Series 26/E, 1.50%, 04/22/2026	HUF	739,160	2,105
Series 26/F, 1.50%, 08/26/2026	HUF	623,300	1,746
Series 26/D, 2.75%, 12/22/2026	HUF	80,210	225
Series 27/A, 3.00%, 10/27/2027	HUF	194,780	534
Series 28/B, 4.50%, 03/23/2028	HUF	422,060	1,186
Series 28/A, 6.75%, 10/22/2028	HUF	775,000	2,308
Series 29/A, 2.00%, 05/23/2029	HUF	200,000	502
Series 30/A, 3.00%, 08/21/2030	HUF	297,350	749
Series 31/A, 3.25%, 10/22/2031	HUF	207,050	507
Series 32/G, 4.50%, 05/27/2032	HUF	372,050	965
Series 32/A, 4.75%, 11/24/2032	HUF	954,660	2,496
Series 33/A, 2.25%, 04/20/2033	HUF	194,590	418
Series 34/A, 2.25%, 06/22/2034	HUF	100,520	206
Series 35/A, 7.00%, 10/24/2035	HUF	338,080	993
Series 38/A, 3.00%, 10/27/2038	HUF	318,380	611
Series 41/A, 3.00%, 04/25/2041	HUF	149,290	267
Hungary Government International Bond, (Hungary),
Series 10Y, Reg. S, 0.50%, 11/18/2030	EUR	1,000	1,014
Series 10Y, Reg. S, 1.75%, 10/10/2027	EUR	825	952
Series 12Y, Reg. S, 1.63%, 04/28/2032	EUR	1,000	1,025
Series 15Y, Reg. S, 1.75%, 06/05/2035	EUR	2,000	1,871
Indonesia Government International Bond, (Indonesia),
0.90%, 02/14/2027	EUR	1,600	1,834

SEE NOTES TO FINANCIAL STATEMENTS.

94	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Sovereign — continued
Reg. S, 3.75%, 06/14/2028	EUR	1,000	1,212
Indonesia Treasury Bond, (Indonesia),
Series 100, 6.63%, 02/15/2034	IDR	49,992,000	3,069
Series 101, 6.88%, 04/15/2029	IDR	78,464,000	4,924
Series 102, 6.88%, 07/15/2054	IDR	19,512,000	1,177
Series 103, 6.75%, 07/15/2035	IDR	126,883,000	7,867
Series 104, 6.50%, 07/15/2030	IDR	37,868,000	2,348
Series 106, 7.13%, 08/15/2040	IDR	25,000,000	1,559
Series 107, 7.13%, 08/15/2045	IDR	48,289,000	3,004
Series FR56, 8.38%, 09/15/2026	IDR	3,269,000	207
Series FR65, 6.63%, 05/15/2033	IDR	400,000	25
Series FR67, 8.75%, 02/15/2044	IDR	2,074,000	150
Series FR75, 7.50%, 05/15/2038	IDR	1,300,000	84
Series FR76, 7.38%, 05/15/2048	IDR	26,953,000	1,716
Series FR78, 8.25%, 05/15/2029	IDR	1,000,000	66
Series FR79, 8.38%, 04/15/2039	IDR	13,027,000	905
Series FR80, 7.50%, 06/15/2035	IDR	47,876,000	3,112
Series FR82, 7.00%, 09/15/2030	IDR	38,229,000	2,419
Series FR83, 7.50%, 04/15/2040	IDR	65,817,000	4,250
Series FR86, 5.50%, 04/15/2026	IDR	10,000,000	613
Series FR87, 6.50%, 02/15/2031	IDR	129,043,000	7,959
Series FR89, 6.88%, 08/15/2051	IDR	17,493,000	1,056
Series FR90, 5.13%, 04/15/2027	IDR	100,000,000	6,055
Series FR91, 6.38%, 04/15/2032	IDR	69,446,000	4,236
Series FR95, 6.38%, 08/15/2028	IDR	98,058,000	6,061
Series FR96, 7.00%, 02/15/2033	IDR	89,577,000	5,635
Series FR97, 7.13%, 06/15/2043	IDR	40,858,000	2,543
Series FR98, 7.13%, 06/15/2038	IDR	12,000,000	753
Instituto de Credito Oficial, (Spain),
Reg. S, 2.65%, 01/31/2028	EUR	100	119
Reg. S, 2.70%, 10/31/2030	EUR	400	473
Reg. S, 3.05%, 10/31/2027	EUR	1,000	1,203
Reg. S, 3.05%, 04/30/2031	EUR	400	481
Ireland Government Bond, (Ireland),
Reg. S, 0.00%, 10/18/2031	EUR	2,377	2,389
Reg. S, 0.20%, 05/15/2027	EUR	4,480	5,116
Reg. S, 0.20%, 10/18/2030	EUR	2,571	2,697
Reg. S, 0.35%, 10/18/2032	EUR	1,460	1,458
Reg. S, 0.40%, 05/15/2035	EUR	3,030	2,785
Reg. S, 0.55%, 04/22/2041	EUR	1,035	808
Reg. S, 0.90%, 05/15/2028	EUR	1,812	2,069
Reg. S, 1.10%, 05/15/2029	EUR	2,567	2,902
Reg. S, 1.30%, 05/15/2033	EUR	1,230	1,306
Reg. S, 1.35%, 03/18/2031	EUR	3,315	3,683
Reg. S, 1.50%, 05/15/2050	EUR	3,043	2,453
Reg. S, 1.70%, 05/15/2037	EUR	2,440	2,478
Reg. S, 2.00%, 02/18/2045	EUR	3,485	3,309
Reg. S, 2.40%, 05/15/2030	EUR	2,350	2,777
Reg. S, 2.60%, 10/18/2034	EUR	1,880	2,159
Reg. S, 3.00%, 10/18/2043	EUR	1,270	1,424
Reg. S, 3.15%, 10/18/2055	EUR	920	1,008
Israel Government AID Bond, (Israel), Series 30Y, 5.50%, 09/18/2033		525	562

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Sovereign — continued
Israel Government Bond—Fixed, (Israel),
Series 142, 5.50%, 01/31/2042	ILS	290	99
Series 327, 2.00%, 03/31/2027	ILS	800	231
Series 330, 1.00%, 03/31/2030	ILS	1,200	312
Series 335, 4.00%, 03/30/2035	ILS	330	98
Series 537, 1.50%, 05/31/2037	ILS	305	68
Italy Buoni Poliennali Del Tesoro, (Italy),
Series 2Y, Reg. S, 2.55%, 02/25/2027	EUR	2,860	3,396
Series 3Y, Reg. S, 2.65%, 06/15/2028	EUR	5,800	6,912
Series 3Y, Reg. S, 2.95%, 02/15/2027	EUR	3,600	4,302
Series 3Y, Reg. S, 3.45%, 07/15/2027	EUR	4,600	5,566
Series 3Y, Reg. S, 3.85%, 09/15/2026	EUR	1,800	2,167
Series 5Y, Reg. S, 0.00%, 04/01/2026	EUR	7,770	9,024
Series 5Y, Reg. S, 0.00%, 08/01/2026	EUR	3,447	3,980
Series 5Y, Reg. S, 1.10%, 04/01/2027	EUR	11,610	13,468
Series 5Y, Reg. S, 2.65%, 12/01/2027	EUR	9,680	11,550
Series 5Y, Reg. S, 3.00%, 10/01/2029	EUR	2,545	3,056
Series 5Y, Reg. S, 3.35%, 07/01/2029	EUR	7,570	9,216
Series 5Y, Reg. S, 3.40%, 04/01/2028	EUR	8,170	9,939
Series 5Y, Reg. S, 3.80%, 08/01/2028	EUR	5,890	7,258
Series 5Y, Reg. S, 4.10%, 02/01/2029	EUR	2,195	2,739
Series 7Y, Reg. S, 0.25%, 03/15/2028	EUR	11,660	13,064
Series 7Y, Reg. S, 0.45%, 02/15/2029	EUR	1,360	1,499
Series 7Y, Reg. S, 0.50%, 07/15/2028	EUR	4,074	4,563
Series 7Y, Reg. S, 0.95%, 09/15/2027	EUR	3,660	4,213
Series 7Y, Reg. S, 2.10%, 07/15/2026	EUR	5,850	6,905
Series 7Y, Reg. S, 2.80%, 06/15/2029	EUR	4,820	5,763
Series 7Y, Reg. S, 3.15%, 11/15/2031 (e)	EUR	5,100	6,084
Series 7Y, Reg. S, 3.25%, 07/15/2032 (e)	EUR	2,430	2,899
Series 7Y, Reg. S, 3.45%, 07/15/2031	EUR	6,590	8,011
Series 7Y, Reg. S, 3.50%, 02/15/2031 (e)	EUR	2,910	3,552
Series 7Y, Reg. S, 3.70%, 06/15/2030	EUR	4,010	4,953
Series 7Y, Reg. S, 3.85%, 12/15/2029	EUR	5,780	7,188
Series 7Y, Reg. S, 4.00%, 11/15/2030	EUR	12,140	15,199
Series 8Y, Reg. S, 0.85%, 01/15/2027 (e)	EUR	18,085	20,964
Series 8Y, Reg. S, 4.00%, 10/30/2031 (e)	EUR	2,740	3,443
Series 10Y, Reg. S, 0.60%, 08/01/2031 (e)	EUR	14,464	14,933
Series 10Y, Reg. S, 0.95%, 08/01/2030	EUR	12,390	13,437
Series 10Y, Reg. S, 0.95%, 12/01/2031 (e)	EUR	9,585	10,023
Series 10Y, Reg. S, 0.95%, 06/01/2032	EUR	6,785	6,997
Series 10Y, Reg. S, 1.25%, 12/01/2026	EUR	5,337	6,231
Series 10Y, Reg. S, 1.60%, 06/01/2026	EUR	5,740	6,743
Series 10Y, Reg. S, 1.65%, 12/01/2030 (e)	EUR	6,944	7,747
Series 10Y, Reg. S, 2.00%, 02/01/2028	EUR	7,282	8,560
Series 10Y, Reg. S, 2.05%, 08/01/2027	EUR	3,580	4,220
Series 10Y, Reg. S, 2.20%, 06/01/2027	EUR	4,857	5,747

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	95

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Sovereign — continued
Series 10Y, Reg. S, 2.50%, 12/01/2032	EUR	5,610	6,372
Series 10Y, Reg. S, 2.80%, 12/01/2028	EUR	3,430	4,116
Series 10Y, Reg. S, 3.00%, 08/01/2029	EUR	11,056	13,332
Series 10Y, Reg. S, 3.60%, 10/01/2035	EUR	2,490	2,968
Series 10Y, Reg. S, 3.65%, 08/01/2035 (e)	EUR	5,490	6,585
Series 10Y, Reg. S, 3.85%, 07/01/2034	EUR	9,820	12,069
Series 10Y, Reg. S, 4.20%, 03/01/2034	EUR	6,290	7,945
Series 10Y, Reg. S, 4.35%, 11/01/2033	EUR	6,070	7,754
Series 10Y, Reg. S, 4.40%, 05/01/2033	EUR	6,270	8,042
Series 11Y, Reg. S, 0.90%, 04/01/2031	EUR	22,527	23,909
Series 11Y, Reg. S, 1.35%, 04/01/2030	EUR	3,150	3,517
Series 11Y, Reg. S, 3.85%, 02/01/2035	EUR	6,060	7,418
Series 13Y, Reg. S, 4.00%, 04/30/2035 (e)	EUR	2,190	2,732
Series 13Y, Reg. S, 4.05%, 10/30/2037 (e)	EUR	3,520	4,330
Series 15Y, Reg. S, 2.45%, 09/01/2033 (e)	EUR	4,080	4,571
Series 15Y, Reg. S, 3.85%, 10/01/2040 (e)	EUR	4,770	5,598
Series 15Y, Reg. S, 4.15%, 10/01/2039 (e)	EUR	6,260	7,660
Series 15Y, Reg. S, 4.75%, 09/01/2028 (e)	EUR	16,730	21,211
Series 16Y, Reg. S, 0.95%, 03/01/2037 (e)	EUR	11,714	10,383
Series 16Y, Reg. S, 1.45%, 03/01/2036 (e)	EUR	2,229	2,155
Series 16Y, Reg. S, 3.25%, 03/01/2038 (e)	EUR	3,490	3,940
Series 16Y, Reg. S, 3.35%, 03/01/2035 (e)	EUR	8,010	9,448
Series 16Y, Reg. S, 3.50%, 03/01/2030 (e)	EUR	6,136	7,547
Series 17Y, Reg. S, 1.65%, 03/01/2032 (e)	EUR	10,936	11,903
Series 20Y, Reg. S, 2.25%, 09/01/2036 (e)	EUR	8,984	9,375
Series 20Y, Reg. S, 2.95%, 09/01/2038 (e)	EUR	4,560	4,968
Series 20Y, Reg. S, 4.10%, 04/30/2046 (e)	EUR	2,180	2,600
Series 20Y, Reg. S, 4.45%, 09/01/2043 (e)	EUR	5,420	6,759
Series 21Y, Reg. S, 1.80%, 03/01/2041 (e)	EUR	6,474	5,787
Series 21Y, Reg. S, 3.10%, 03/01/2040 (e)	EUR	5,442	5,914
Series 24Y, Reg. S, 1.50%, 04/30/2045 (e)	EUR	4,831	3,789
Series 30Y, Reg. S, 2.15%, 09/01/2052 (e)	EUR	3,841	3,069

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Sovereign — continued
Series 30Y, Reg. S, 2.45%, 09/01/2050 (e)	EUR	3,942	3,438
Series 30Y, Reg. S, 3.85%, 09/01/2049 (e)	EUR	6,680	7,559
Series 30Y, Reg. S, 4.30%, 10/01/2054 (e)	EUR	4,830	5,707
Series 30Y, Reg. S, 4.50%, 10/01/2053 (e)	EUR	4,795	5,873
Series 30Y, Reg. S, 6.50%, 11/01/2027	EUR	890	1,153
Series 30Y, Reg. S, 7.25%, 11/01/2026	EUR	8,915	11,239
Series 31Y, Reg. S, 1.70%, 09/01/2051 (e)	EUR	6,887	5,062
Series 31Y, Reg. S, 2.70%, 03/01/2047 (e)	EUR	3,900	3,715
Series 31Y, Reg. S, 3.25%, 09/01/2046 (e)	EUR	5,776	6,048
Series 31Y, Reg. S, 3.45%, 03/01/2048 (e)	EUR	6,475	6,927
Series 31Y, Reg. S, 4.00%, 02/01/2037 (e)	EUR	8,430	10,387
Series 31Y, Reg. S, 4.75%, 09/01/2044 (e)	EUR	7,475	9,716
Series 31Y, Reg. S, 5.00%, 08/01/2034 (e)	EUR	7,686	10,282
Series 31Y, Reg. S, 5.00%, 09/01/2040 (e)	EUR	5,940	7,937
Series 31Y, Reg. S, 5.25%, 11/01/2029	EUR	1,777	2,336
Series 31Y, Reg. S, 5.75%, 02/01/2033	EUR	1,260	1,749
Series 31Y, Reg. S, 6.00%, 05/01/2031	EUR	4,453	6,163
Series 32Y, Reg. S, 5.00%, 08/01/2039 (e)	EUR	7,023	9,416
Series 50Y, Reg. S, 2.15%, 03/01/2072 (e)	EUR	3,640	2,578
Series 50Y, Reg. S, 2.80%, 03/01/2067 (e)	EUR	2,745	2,340
Japan Bank for International Cooperation, (Japan),
0.63%, 07/15/2025		250	249
3.13%, 02/15/2028	EUR	1,000	1,202
Japan Expressway Holding and Debt Repayment Agency, (Japan),
Series 37, 2.42%, 06/20/2028	JPY	100,000	724
Series 75, 1.96%, 09/19/2031	JPY	100,000	723
Japan Government Five Year Bond, (Japan),
Series 148, 0.01%, 06/20/2026	JPY	409,750	2,830
Series 149, 0.01%, 09/20/2026	JPY	10,000	69
Series 150, 0.01%, 12/20/2026	JPY	1,477,150	10,163

SEE NOTES TO FINANCIAL STATEMENTS.

96	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Sovereign — continued
Series 151, 0.01%, 03/20/2027	JPY	2,608,000	17,902
Series 152, 0.10%, 03/20/2027	JPY	3,244,700	22,308
Series 153, 0.01%, 06/20/2027	JPY	3,481,550	23,838
Series 154, 0.10%, 09/20/2027	JPY	4,855,000	33,240
Series 155, 0.30%, 12/20/2027	JPY	3,260,550	22,389
Series 156, 0.20%, 12/20/2027	JPY	2,120,000	14,522
Series 157, 0.20%, 03/20/2028	JPY	4,150,000	28,375
Series 158, 0.10%, 03/20/2028	JPY	4,656,250	31,750
Series 159, 0.10%, 06/20/2028	JPY	809,100	5,505
Series 160, 0.20%, 06/20/2028	JPY	1,579,900	10,782
Series 161, 0.30%, 06/20/2028	JPY	1,290,000	8,830
Series 162, 0.30%, 09/20/2028	JPY	600,000	4,098
Series 164, 0.20%, 12/20/2028	JPY	3,606,700	24,496
Series 167, 0.40%, 03/20/2029	JPY	2,435,000	16,617
Series 168, 0.60%, 03/20/2029	JPY	800,000	5,499
Series 170, 0.60%, 06/20/2029	JPY	1,390,400	9,541
Series 171, 0.40%, 06/20/2029	JPY	2,000,000	13,615
Series 172, 0.50%, 06/20/2029	JPY	505,000	3,452
Series 175, 0.90%, 12/20/2029	JPY	2,000,000	13,854
Series 178, 1.00%, 03/20/2030	JPY	620,000	4,309
Japan Government Forty Year Bond, (Japan),
Series 1, 2.40%, 03/20/2048	JPY	100,000	683
Series 3, 2.20%, 03/20/2050	JPY	955,350	6,150
Series 6, 1.90%, 03/20/2053	JPY	650	4
Series 7, 1.70%, 03/20/2054	JPY	127,050	691
Series 8, 1.40%, 03/20/2055	JPY	434,350	2,164
Series 9, 0.40%, 03/20/2056	JPY	2,373,650	8,342
Series 10, 0.90%, 03/20/2057	JPY	174,350	724
Series 11, 0.80%, 03/20/2058	JPY	878,650	3,455
Series 12, 0.50%, 03/20/2059	JPY	235,700	802
Series 13, 0.50%, 03/20/2060	JPY	597,500	1,978
Series 14, 0.70%, 03/20/2061	JPY	650,000	2,282
Series 15, 1.00%, 03/20/2062	JPY	992,950	3,849
Series 16, 1.30%, 03/20/2063	JPY	2,052,350	8,731
Series 17, 2.20%, 03/20/2064	JPY	1,138,950	6,358
Series 18, 3.10%, 03/20/2065	JPY	153,550	1,068
Japan Government Ten Year Bond, (Japan),
Series 1, 0.70%, 12/20/2033	JPY	2,982,750	19,740
Series 2, 1.00%, 03/20/2034	JPY	1,707,350	11,542
Series 343, 0.10%, 06/20/2026	JPY	202,900	1,403
Series 344, 0.10%, 09/20/2026	JPY	131,500	908
Series 345, 0.10%, 12/20/2026	JPY	1,521,950	10,485
Series 346, 0.10%, 03/20/2027	JPY	2,185,600	15,026
Series 347, 0.10%, 06/20/2027	JPY	2,600,000	17,836
Series 348, 0.10%, 09/20/2027	JPY	320,850	2,197
Series 349, 0.10%, 12/20/2027	JPY	852,200	5,823
Series 350, 0.10%, 03/20/2028	JPY	2,453,900	16,735
Series 353, 0.10%, 12/20/2028	JPY	4,700,000	31,805
Series 354, 0.10%, 03/20/2029	JPY	900,000	6,074
Series 356, 0.10%, 09/20/2029	JPY	4,271,150	28,641
Series 357, 0.10%, 12/20/2029	JPY	1,523,300	10,185
Series 358, 0.10%, 03/20/2030	JPY	4,869,700	32,449
Series 359, 0.10%, 06/20/2030	JPY	4,726,650	31,413

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Sovereign — continued
Series 360, 0.10%, 09/20/2030	JPY	53,450	354
Series 361, 0.10%, 12/20/2030	JPY	4,351,300	28,748
Series 362, 0.10%, 03/20/2031	JPY	2,192,950	14,441
Series 363, 0.10%, 06/20/2031	JPY	2,506,200	16,451
Series 364, 0.10%, 09/20/2031	JPY	1,836,550	12,012
Series 365, 0.10%, 12/20/2031	JPY	1,440,250	9,385
Series 366, 0.20%, 03/20/2032	JPY	6,734,750	44,025
Series 367, 0.20%, 06/20/2032	JPY	4,129,800	26,891
Series 368, 0.20%, 09/20/2032	JPY	1,531,000	9,933
Series 369, 0.50%, 12/20/2032	JPY	181,000	1,196
Series 370, 0.50%, 03/20/2033	JPY	5,242,700	34,533
Series 371, 0.40%, 06/20/2033	JPY	1,760,000	11,461
Series 372, 0.80%, 09/20/2033	JPY	1,014,000	6,796
Series 373, 0.60%, 12/20/2033	JPY	2,829,400	18,580
Series 374, 0.80%, 03/20/2034	JPY	3,940,600	26,223
Series 375, 1.10%, 06/20/2034	JPY	4,262,800	28,997
Series 376, 0.90%, 09/20/2034	JPY	2,672,550	17,800
Series 377, 1.20%, 12/20/2034	JPY	5,167,150	35,242
Series 378, 1.40%, 03/20/2035	JPY	2,378,500	16,467
Japan Government Thirty Year Bond, (Japan),
Series 11, 1.70%, 06/20/2033	JPY	100,000	719
Series 21, 2.30%, 12/20/2035	JPY	704,850	5,264
Series 22, 2.50%, 03/20/2036	JPY	116,250	883
Series 24, 2.50%, 09/20/2036	JPY	46,950	356
Series 33, 2.00%, 09/20/2040	JPY	333,000	2,298
Series 34, 2.20%, 03/20/2041	JPY	23,000	162
Series 37, 1.90%, 09/20/2042	JPY	355,250	2,359
Series 40, 1.80%, 09/20/2043	JPY	651,750	4,210
Series 42, 1.70%, 03/20/2044	JPY	1,650,000	10,419
Series 43, 1.70%, 06/20/2044	JPY	620,200	3,902
Series 44, 1.70%, 09/20/2044	JPY	764,000	4,790
Series 47, 1.60%, 06/20/2045	JPY	2,799,700	17,075
Series 49, 1.40%, 12/20/2045	JPY	2,165,000	12,637
Series 54, 0.80%, 03/20/2047	JPY	955,400	4,805
Series 58, 0.80%, 03/20/2048	JPY	565,800	2,779
Series 59, 0.70%, 06/20/2048	JPY	1,100,000	5,237
Series 60, 0.90%, 09/20/2048	JPY	285,800	1,422
Series 61, 0.70%, 12/20/2048	JPY	262,550	1,235
Series 62, 0.50%, 03/20/2049	JPY	1,345,950	5,958
Series 63, 0.40%, 06/20/2049	JPY	1,527,050	6,521
Series 64, 0.40%, 09/20/2049	JPY	702,800	2,978
Series 65, 0.40%, 12/20/2049	JPY	1,608,550	6,765
Series 66, 0.40%, 03/20/2050	JPY	1,915,150	7,981
Series 67, 0.60%, 06/20/2050	JPY	1,931,400	8,457
Series 68, 0.60%, 09/20/2050	JPY	827,900	3,594
Series 69, 0.70%, 12/20/2050	JPY	730,000	3,235
Series 70, 0.70%, 03/20/2051	JPY	70,950	312
Series 71, 0.70%, 06/20/2051	JPY	385,800	1,686
Series 73, 0.70%, 12/20/2051	JPY	8,000	35
Series 74, 1.00%, 03/20/2052	JPY	614,000	2,868
Series 75, 1.30%, 06/20/2052	JPY	56,000	282
Series 76, 1.40%, 09/20/2052	JPY	2,003,000	10,324
Series 77, 1.60%, 12/20/2052	JPY	789,150	4,263

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	97

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Sovereign — continued
Series 78, 1.40%, 03/20/2053	JPY	886,000	4,532
Series 79, 1.20%, 06/20/2053	JPY	750,000	3,622
Series 80, 1.80%, 09/20/2053	JPY	700,050	3,929
Series 81, 1.60%, 12/20/2053	JPY	1,036,600	5,515
Series 82, 1.80%, 03/20/2054	JPY	1,115,650	6,215
Series 83, 2.20%, 06/20/2054	JPY	304,250	1,857
Series 84, 2.10%, 09/20/2054	JPY	1,788,450	10,656
Series 85, 2.30%, 12/20/2054	JPY	962,700	6,002
Series 86, 2.40%, 03/20/2055	JPY	327,050	2,084
Japan Government Twenty Year Bond, (Japan),
Series 105, 2.10%, 09/20/2028	JPY	214,950	1,554
Series 117, 2.10%, 03/20/2030	JPY	1,267,800	9,255
Series 118, 2.00%, 06/20/2030	JPY	2,006,800	14,616
Series 121, 1.90%, 09/20/2030	JPY	2,832,550	20,563
Series 122, 1.80%, 09/20/2030	JPY	924,000	6,676
Series 129, 1.80%, 06/20/2031	JPY	233,450	1,691
Series 131, 1.70%, 09/20/2031	JPY	1,135,600	8,183
Series 140, 1.70%, 09/20/2032	JPY	163,950	1,181
Series 142, 1.80%, 12/20/2032	JPY	1,010,900	7,331
Series 143, 1.60%, 03/20/2033	JPY	1,004,800	7,182
Series 147, 1.60%, 12/20/2033	JPY	2,100,000	14,954
Series 148, 1.50%, 03/20/2034	JPY	450,250	3,174
Series 149, 1.50%, 06/20/2034	JPY	498,700	3,508
Series 151, 1.20%, 12/20/2034	JPY	1,265,700	8,631
Series 153, 1.30%, 06/20/2035	JPY	5,464,050	37,397
Series 157, 0.20%, 06/20/2036	JPY	1,020,000	6,104
Series 160, 0.70%, 03/20/2037	JPY	258,000	1,608
Series 161, 0.60%, 06/20/2037	JPY	2,625,000	16,071
Series 163, 0.60%, 12/20/2037	JPY	754,550	4,563
Series 164, 0.50%, 03/20/2038	JPY	2,237,350	13,273
Series 165, 0.50%, 06/20/2038	JPY	638,000	3,759
Series 167, 0.50%, 12/20/2038	JPY	2,482,750	14,438
Series 168, 0.40%, 03/20/2039	JPY	845,500	4,816
Series 169, 0.30%, 06/20/2039	JPY	2,784,700	15,512
Series 170, 0.30%, 09/20/2039	JPY	1,591,150	8,801
Series 171, 0.30%, 12/20/2039	JPY	1,743,300	9,571
Series 172, 0.40%, 03/20/2040	JPY	2,467,150	13,665
Series 173, 0.40%, 06/20/2040	JPY	3,856,400	21,207
Series 174, 0.40%, 09/20/2040	JPY	2,150,000	11,735
Series 175, 0.50%, 12/20/2040	JPY	220,000	1,212
Series 176, 0.50%, 03/20/2041	JPY	1,173,050	6,418
Series 177, 0.40%, 06/20/2041	JPY	40,000	214
Series 178, 0.50%, 09/20/2041	JPY	410,950	2,218
Series 179, 0.50%, 12/20/2041	JPY	2,734,400	14,657
Series 180, 0.80%, 03/20/2042	JPY	1,190,000	6,686
Series 181, 0.90%, 06/20/2042	JPY	380,000	2,160
Series 182, 1.10%, 09/20/2042	JPY	368,250	2,155
Series 183, 1.40%, 12/20/2042	JPY	288,550	1,767
Series 184, 1.10%, 03/20/2043	JPY	1,628,650	9,441
Series 185, 1.10%, 06/20/2043	JPY	1,072,150	6,181
Series 186, 1.50%, 09/20/2043	JPY	489,850	3,012
Series 187, 1.30%, 12/20/2043	JPY	2,016,000	11,933

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Sovereign — continued
Series 188, 1.60%, 03/20/2044	JPY	2,420,550	15,023
Series 189, 1.90%, 06/20/2044	JPY	546,350	3,553
Series 190, 1.80%, 09/20/2044	JPY	2,372,750	15,132
Series 191, 2.00%, 12/20/2044	JPY	1,287,150	8,461
Series 192, 2.40%, 03/20/2045	JPY	291,850	2,040
Japan Government Two Year Bond, (Japan),
Series 460, 0.30%, 05/01/2026	JPY	1,986,500	13,767
Series 461, 0.40%, 06/01/2026	JPY	345,000	2,393
Series 464, 0.40%, 09/01/2026	JPY	520,200	3,604
Series 467, 0.60%, 12/01/2026	JPY	4,300,000	29,838
Series 471, 0.90%, 04/01/2027	JPY	2,500,000	17,415
Japan Housing Finance Agency, (Japan),
Series 71, 1.75%, 03/19/2026	JPY	200,000	1,399
Series 108, 1.43%, 06/18/2027	JPY	100,000	702
Japan International Cooperation Agency, (Japan), Series 35, 0.08%, 06/19/2026	JPY	200,000	1,380
Japanese Government CPI Linked Bond, (Japan), Series 25, 0.20%, 03/10/2030	JPY	110,912	829
Jersey International Bond, (Jersey), Reg. S, 3.75%, 06/09/2054	GBP	400	395
Kazakhstan Government International Bond, (Kazakhstan),
Reg. S, 0.60%, 09/30/2026	EUR	10,000	11,422
Reg. S, 1.50%, 09/30/2034	EUR	400	404
Kingdom of Belgium Government Bond, (Belgium),
Series 44, Reg. S, 5.00%, 03/28/2035 (e)	EUR	4,760	6,501
Series 60, Reg. S, 4.25%, 03/28/2041 (e)	EUR	5,870	7,467
Series 66, Reg. S, 4.00%, 03/28/2032	EUR	2,602	3,304
Series 71, Reg. S, 3.75%, 06/22/2045	EUR	2,543	3,005
Series 73, Reg. S, 3.00%, 06/22/2034 (e)	EUR	4,538	5,344
Series 75, Reg. S, 1.00%, 06/22/2031 (e)	EUR	3,017	3,241
Series 76, Reg. S, 1.90%, 06/22/2038 (e)	EUR	3,510	3,486
Series 77, Reg. S, 1.00%, 06/22/2026 (e)	EUR	2	2
Series 78, Reg. S, 1.60%, 06/22/2047 (e)	EUR	4,307	3,426
Series 80, Reg. S, 2.15%, 06/22/2066 (e)	EUR	3,041	2,252
Series 81, Reg. S, 0.80%, 06/22/2027 (e)	EUR	7,800	8,982
Series 83, Reg. S, 2.25%, 06/22/2057 (e)	EUR	2,277	1,841

SEE NOTES TO FINANCIAL STATEMENTS.

98	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Sovereign — continued
Series 84, Reg. S, 1.45%, 06/22/2037 (e)	EUR	1,890	1,817
Series 85, Reg. S, 0.80%, 06/22/2028 (e)	EUR	7,892	8,944
Series 86, Reg. S, 1.25%, 04/22/2033 (e)	EUR	2,674	2,807
Series 87, Reg. S, 0.90%, 06/22/2029 (e)	EUR	7,684	8,578
Series 88, Reg. S, 1.70%, 06/22/2050 (e)	EUR	3,696	2,848
Series 89, Reg. S, 0.10%, 06/22/2030 (e)	EUR	4,341	4,556
Series 90, Reg. S, 0.40%, 06/22/2040 (e)	EUR	2,915	2,187
Series 91, Reg. S, 0.00%, 10/22/2027 (e)	EUR	8,976	10,099
Series 92, Reg. S, 0.00%, 10/22/2031 (e)	EUR	3,367	3,362
Series 93, Reg. S, 0.65%, 06/22/2071 (e)	EUR	2,128	793
Series 94, Reg. S, 0.35%, 06/22/2032 (e)	EUR	5,210	5,206
Series 95, Reg. S, 1.40%, 06/22/2053 (e)	EUR	3,485	2,367
Series 96, Reg. S, 2.75%, 04/22/2039 (e)	EUR	3,430	3,729
Series 97, Reg. S, 3.00%, 06/22/2033 (e)	EUR	8,540	10,138
Series 98, Reg. S, 3.30%, 06/22/2054 (e)	EUR	4,400	4,616
Series 99, Reg. S, 3.45%, 06/22/2043 (e)	EUR	379	433
Series 100, Reg. S, 2.85%, 10/22/2034 (e)	EUR	7,560	8,752
Series 101, Reg. S, 3.50%, 06/22/2055 (e)	EUR	1,920	2,078
Series 102, Reg. S, 2.70%, 10/22/2029 (e)	EUR	4,200	5,016
Series 103, Reg. S, 3.10%, 06/22/2035 (e)	EUR	2,270	2,664
Series 104, Reg. S, 3.45%, 06/22/2042 (e)	EUR	1,460	1,675
Kommunalbanken A/S, (Norway),
Reg. S, 0.05%, 10/24/2029	EUR	1,500	1,592
Reg. S, 0.88%, 05/24/2027	EUR	500	574
Korea Housing Finance Corp., (South Korea),
Reg. S, 0.26%, 10/27/2028	EUR	1,900	2,080
Reg. S, 1.96%, 07/19/2026	EUR	1,800	2,115
Reg. S, 3.71%, 04/11/2027	EUR	100	121
Korea Land & Housing Corp., (South Korea), Reg. S, 2.47%, 06/23/2028		1,000	940

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Sovereign — continued
Korea Treasury Bond, (South Korea),
Series 2603, 1.25%, 03/10/2026	KRW	4,145,000	3,049
Series 2612, 1.50%, 12/10/2026	KRW	569,490	417
Series 2612, 3.88%, 12/10/2026	KRW	9,000,000	6,808
Series 2703, 2.63%, 03/10/2027	KRW	27,300,000	20,285
Series 2706, 2.13%, 06/10/2027	KRW	9,300,000	6,851
Series 2706, 3.25%, 06/10/2027	KRW	4,000,000	3,009
Series 2803, 3.25%, 03/10/2028	KRW	110,000	83
Series 2806, 2.63%, 06/10/2028	KRW	13,179,330	9,814
Series 2809, 3.50%, 09/10/2028	KRW	5,800,000	4,427
Series 2903, 3.25%, 03/10/2029	KRW	9,700,000	7,365
Series 2909, 3.00%, 09/10/2029	KRW	10,000,000	7,531
Series 2912, 1.38%, 12/10/2029	KRW	5,000,000	3,512
Series 3006, 1.38%, 06/10/2030	KRW	11,707,090	8,172
Series 3012, 1.50%, 12/10/2030	KRW	4,710,160	3,283
Series 3106, 2.00%, 06/10/2031	KRW	4,491,310	3,203
Series 3112, 2.38%, 12/10/2031	KRW	3,360,920	2,444
Series 3206, 3.38%, 06/10/2032	KRW	8,676,480	6,693
Series 3212, 4.25%, 12/10/2032	KRW	1,100,000	896
Series 3306, 3.25%, 06/10/2033	KRW	6,160,000	4,705
Series 3312, 4.13%, 12/10/2033	KRW	4,024,390	3,274
Series 3406, 3.50%, 06/10/2034	KRW	6,536,490	5,099
Series 3412, 3.00%, 12/10/2034	KRW	5,844,510	4,390
Series 3509, 2.63%, 09/10/2035	KRW	2,028,750	1,475
Series 3709, 2.25%, 09/10/2037	KRW	3,000,000	2,089
Series 3809, 2.38%, 09/10/2038	KRW	1,406,080	989
Series 4009, 1.50%, 09/10/2040	KRW	3,474,140	2,151
Series 4109, 1.88%, 09/10/2041	KRW	2,115,790	1,372
Series 4209, 3.25%, 09/10/2042	KRW	2,355,460	1,841
Series 4212, 3.00%, 12/10/2042	KRW	70,000	53
Series 4309, 3.88%, 09/10/2043	KRW	12,433,490	10,566
Series 4409, 2.88%, 09/10/2044	KRW	8,121,220	6,066
Series 4803, 2.63%, 03/10/2048	KRW	6,000,000	4,320
Series 4903, 2.00%, 03/10/2049	KRW	5,014,620	3,213
Series 5003, 1.50%, 03/10/2050	KRW	11,626,530	6,664
Series 5103, 1.88%, 03/10/2051	KRW	19,720,800	12,238
Series 5203, 2.50%, 03/10/2052	KRW	2,878,260	2,026
Series 5303, 3.25%, 03/10/2053	KRW	4,251,170	3,445
Series 5309, 3.63%, 09/10/2053	KRW	3,979,440	3,453
Series 5403, 3.25%, 03/10/2054	KRW	13,164,020	10,725
Series 5409, 2.75%, 09/10/2054	KRW	4,506,000	3,344
Series 5503, 2.63%, 03/10/2055	KRW	10,726,540	7,779
Series 6609, 1.50%, 09/10/2066	KRW	1,261,010	661
Series 6809, 2.00%, 09/10/2068	KRW	1,200,000	737
Series 7009, 1.63%, 09/10/2070	KRW	250,340	135
Series 7209, 3.50%, 09/10/2072	KRW	1,437,770	1,322
Series 7409, 2.75%, 09/10/2074	KRW	3,600,000	2,751
Latvia Government International Bond, (Latvia),
Reg. S, 0.00%, 03/17/2031	EUR	100	100
Reg. S, 0.25%, 01/23/2030	EUR	1,000	1,053
Reg. S, 1.13%, 05/30/2028	EUR	390	443
Reg. S, 1.38%, 05/16/2036	EUR	610	585
Reg. S, 1.88%, 02/19/2049	EUR	540	442

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	99

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Sovereign — continued
Reg. S, 2.88%, 05/21/2030	EUR	1,260	1,489
Reg. S, 3.50%, 01/17/2028	EUR	650	787
Reg. S, 3.88%, 05/22/2029	EUR	1,020	1,258
LCR Finance plc, (United Kingdom),
Reg. S, 4.50%, 12/07/2028	GBP	400	557
Reg. S, 4.50%, 12/07/2038	GBP	110	144
5.10%, 03/07/2051	GBP	350	458
Lithuania Government International Bond, (Lithuania),
Reg. S, 0.50%, 07/28/2050	EUR	560	297
Reg. S, 0.75%, 05/06/2030	EUR	440	471
Reg. S, 0.95%, 05/26/2027	EUR	500	575
Reg. S, 2.13%, 06/01/2032	EUR	1,010	1,121
Reg. S, 3.50%, 07/03/2031	EUR	1,500	1,823
Reg. S, 3.50%, 02/13/2034	EUR	510	610
Reg. S, 3.63%, 01/28/2040	EUR	880	1,006
Reg. S, 3.88%, 06/14/2033	EUR	800	989
Malaysia Government Bond, (Malaysia),
Series 119, 3.91%, 07/15/2026	MYR	5,600	1,342
Series 120, 4.07%, 06/15/2050	MYR	9,840	2,358
Series 122, 3.58%, 07/15/2032	MYR	14,190	3,405
Series 123, 4.46%, 03/31/2053	MYR	12,980	3,301
Series 124, 4.05%, 04/18/2039	MYR	17,970	4,428
Series 216, 4.74%, 03/15/2046	MYR	3,340	882
Series 219, 3.89%, 08/15/2029	MYR	11,100	2,696
Series 220, 2.63%, 04/15/2031	MYR	45,710	10,425
Series 222, 4.70%, 10/15/2042	MYR	8,700	2,303
Series 223, 3.52%, 04/20/2028	MYR	18,490	4,433
Series 224, 4.18%, 05/16/2044	MYR	4,170	1,042
Series 316, 3.90%, 11/30/2026	MYR	27,500	6,608
Series 318, 4.64%, 11/07/2033	MYR	200	51
Series 322, 4.50%, 04/30/2029	MYR	10,000	2,480
Series 415, 4.25%, 05/31/2035	MYR	5,790	1,457
Series 417, 3.90%, 11/16/2027	MYR	3,500	846
Series 418, 4.89%, 06/08/2038	MYR	8,100	2,152
Series 419, 3.83%, 07/05/2034	MYR	12,000	2,914
Series 518, 4.92%, 07/06/2048	MYR	4,000	1,084
Series 519, 3.76%, 05/22/2040	MYR	7,650	1,821
Malaysia Government Investment Issue, (Malaysia),
Series 119, 4.13%, 07/09/2029	MYR	5,810	1,424
Series 120, 3.42%, 09/30/2027	MYR	3,270	782
Series 121, 3.45%, 07/15/2036	MYR	5,000	1,168
Series 122, 4.19%, 10/07/2032	MYR	2,140	531
Series 124, 4.28%, 03/23/2054	MYR	5,000	1,239
Series 219, 4.47%, 09/15/2039	MYR	8,770	2,253
Series 222, 5.36%, 05/15/2052	MYR	1,020	294
Series 223, 4.29%, 08/14/2043	MYR	12,200	3,082
Series 225, 3.64%, 08/30/2030	MYR	3,080	743
Series 417, 4.90%, 05/08/2047	MYR	271	73
Series 617, 4.72%, 06/15/2033	MYR	505	130
Series 619, 4.12%, 11/30/2034	MYR	16,830	4,178
Metropolitano de Lisboa EPE, (Portugal),
4.80%, 12/07/2027	EUR	1,000	1,248
7.30%, 12/23/2025	EUR	500	602

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Sovereign — continued
Mexican Bonos, (Mexico),
Series M, 7.50%, 06/03/2027	MXN	17,000	895
Series M, 7.75%, 05/29/2031	MXN	12,000	609
Series M, 7.75%, 11/13/2042	MXN	2,000	88
Series M, 8.00%, 11/07/2047	MXN	5,000	221
Series M, 8.50%, 05/31/2029	MXN	1,000	53
Series M, 8.50%, 11/18/2038	MXN	2,000	98
Series M, 10.00%, 11/20/2036	MXN	3,000	168
Mexico Government International Bond, (Mexico),
1.13%, 01/17/2030	EUR	1,200	1,276
1.75%, 04/17/2028	EUR	2,000	2,289
3.00%, 03/06/2045	EUR	825	683
4.49%, 05/25/2032	EUR	4,900	5,845
Reg. S, 5.63%, 03/19/2114	GBP	800	755
5.75%, 10/12/2110		80	63
7.38%, 05/13/2055		200	206
Netherlands Government Bond, (Netherlands),
Reg. S, 0.00%, 01/15/2027 (e)	EUR	6,290	7,202
Reg. S, 0.00%, 01/15/2029 (e)	EUR	4,670	5,109
Reg. S, 0.00%, 07/15/2030 (e)	EUR	3,154	3,312
Reg. S, 0.00%, 07/15/2031 (e)	EUR	4,567	4,656
Reg. S, 0.00%, 01/15/2038 (e)	EUR	4,232	3,439
Reg. S, 0.00%, 01/15/2052 (e)	EUR	6,779	3,524
Reg. S, 0.25%, 07/15/2029 (e)	EUR	5,649	6,165
Reg. S, 0.50%, 07/15/2026 (e)	EUR	3,050	3,543
Reg. S, 0.50%, 07/15/2032 (e)	EUR	3,800	3,896
Reg. S, 0.50%, 01/15/2040 (e)	EUR	4,920	4,088
Reg. S, 0.75%, 07/15/2027 (e)	EUR	8,923	10,273
Reg. S, 0.75%, 07/15/2028 (e)	EUR	5,020	5,693
Reg. S, 2.00%, 01/15/2054 (e)	EUR	6,345	5,812
Reg. S, 2.50%, 01/15/2030 (e)	EUR	5,720	6,810
Reg. S, 2.50%, 01/15/2033 (e)	EUR	5,688	6,670
Reg. S, 2.50%, 07/15/2033 (e)	EUR	2,259	2,637
Reg. S, 2.50%, 07/15/2034 (e)	EUR	4,050	4,687
Reg. S, 2.50%, 07/15/2035 (e)	EUR	2,560	2,938
Reg. S, 2.75%, 01/15/2047 (e)	EUR	6,697	7,416
Reg. S, 3.25%, 01/15/2044 (e)	EUR	3,310	3,976
Reg. S, 3.75%, 01/15/2042 (e)	EUR	5,842	7,475
Reg. S, 4.00%, 01/15/2037 (e)	EUR	3,984	5,196
Reg. S, 5.50%, 01/15/2028 (e)	EUR	1,366	1,749
New Zealand Government Bond, (New Zealand),
Series 427, Reg. S, 4.50%, 04/15/2027	NZD	2,740	1,704
Series 429, 3.00%, 04/20/2029	NZD	5,750	3,419
Series 433, Reg. S, 3.50%, 04/14/2033	NZD	3,060	1,762
Series 528, 0.25%, 05/15/2028	NZD	4,180	2,322
Series 530, 4.50%, 05/15/2030	NZD	3,810	2,386
Series 531, 1.50%, 05/15/2031	NZD	6,250	3,303
Series 532, 2.00%, 05/15/2032	NZD	2,420	1,281
Series 534, 4.25%, 05/15/2034	NZD	1,450	870
Series 535, 4.50%, 05/15/2035	NZD	4,420	2,683
Series 536, 4.25%, 05/15/2036	NZD	4,240	2,498

SEE NOTES TO FINANCIAL STATEMENTS.

100	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Sovereign — continued
Series 541, 1.75%, 05/15/2041	NZD	2,030	803
Series 551, 2.75%, 05/15/2051	NZD	1,480	592
Series 554, 5.00%, 05/15/2054	NZD	1,230	725
Norway Government Bond, (Norway),
Series 478, Reg. S, 1.50%, 02/19/2026 (e)	NOK	1,500	147
Series 479, Reg. S, 1.75%, 02/17/2027 (e)	NOK	17,520	1,690
Series 480, Reg. S, 2.00%, 04/26/2028 (e)	NOK	16,060	1,530
Series 481, Reg. S, 1.75%, 09/06/2029 (e)	NOK	27,410	2,527
Series 482, Reg. S, 1.38%, 08/19/2030 (e)	NOK	7,050	626
Series 483, Reg. S, 1.25%, 09/17/2031 (e)	NOK	18,344	1,575
Series 484, Reg. S, 2.13%, 05/18/2032 (e)	NOK	23,187	2,077
Series 485, Reg. S, 3.50%, 10/06/2042 (e)	NOK	3,780	363
Series 486, Reg. S, 3.00%, 08/15/2033 (e)	NOK	6,100	572
Series 487, Reg. S, 3.63%, 04/13/2034 (e)	NOK	22,100	2,163
Series 488, Reg. S, 3.63%, 05/31/2039 (e)	NOK	13,330	1,300
Series 489, Reg. S, 3.75%, 06/12/2035 (e)	NOK	14,470	1,428
Oriental Republic of Uruguay, (Uruguay), 5.25%, 09/10/2060		40	36
Panama Government International Bond, (Panama), 6.70%, 01/26/2036		100	99
Perusahaan Penerbit SBSN Indonesia, (Indonesia),
6.38%, 03/15/2034	IDR	5,000,000	303
6.88%, 03/15/2036	IDR	5,968,000	372
Peruvian Government International Bond, (Peru),
1.25%, 03/11/2033	EUR	2,000	1,958
Reg. S, 1.95%, 11/17/2036	EUR	1,000	952
2.78%, 01/23/2031		110	99
3.00%, 01/15/2034		60	51
3.23%, 07/28/2121		5	3
3.55%, 03/10/2051		5	4
Reg. S, 6.90%, 08/12/2037	PEN	1,000	286
Philippine Government International Bond, (Philippines), 1.75%, 04/28/2041	EUR	1,000	838
Portugal Obrigacoes do Tesouro OT, (Portugal),
Series 8Y, Reg. S, 0.70%, 10/15/2027 (e)	EUR	2,825	3,242
Series 10Y, Reg. S, 1.65%, 07/16/2032 (e)	EUR	2,780	3,063

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Sovereign — continued
Series 10Y, Reg. S, 1.95%, 06/15/2029 (e)	EUR	2,553	2,984
Series 10Y, Reg. S, 3.00%, 06/15/2035 (e)	EUR	2,340	2,747
Series 10Y, Reg. S, 4.13%, 04/14/2027 (e)	EUR	1,480	1,812
Series 11Y, Reg. S, 0.30%, 10/17/2031 (e)	EUR	2,642	2,711
Series 11Y, Reg. S, 0.48%, 10/18/2030 (e)	EUR	3,832	4,093
Series 11Y, Reg. S, 2.13%, 10/17/2028 (e)	EUR	6,507	7,685
Series 11Y, Reg. S, 2.88%, 07/21/2026 (e)	EUR	4,270	5,081
Series 11Y, Reg. S, 2.88%, 10/20/2034 (e)	EUR	1,570	1,838
Series 15Y, Reg. S, 0.90%, 10/12/2035 (e)	EUR	3,221	3,082
Series 15Y, Reg. S, 2.25%, 04/18/2034 (e)	EUR	4,656	5,214
Series 15Y, Reg. S, 3.50%, 06/18/2038 (e)	EUR	1,990	2,387
Series 15Y, Reg. S, 3.88%, 02/15/2030 (e)	EUR	1,020	1,284
Series 20Y, Reg. S, 1.15%, 04/11/2042 (e)	EUR	3,905	3,222
Series 30Y, Reg. S, 3.63%, 06/12/2054 (e)	EUR	1,010	1,144
Series 30Y, Reg. S, 4.10%, 02/15/2045 (e)	EUR	2,250	2,822
Series 31Y, Reg. S, 1.00%, 04/12/2052 (e)	EUR	1,890	1,208
Series 31Y, Reg. S, 4.10%, 04/15/2037 (e)	EUR	837	1,073
Republic of Austria Government Bond, (Austria),
Reg. S, 0.00%, 10/20/2028 (e)	EUR	990	1,087
Reg. S, 0.00%, 02/20/2030 (e)	EUR	4,488	4,749
Reg. S, 0.00%, 02/20/2031 (e)	EUR	6,234	6,388
Reg. S, 0.00%, 10/20/2040 (e)	EUR	2,200	1,559
Reg. S, 0.25%, 10/20/2036 (e)	EUR	6,030	5,168
Reg. S, 0.50%, 04/20/2027 (e)	EUR	6,550	7,522
Reg. S, 0.50%, 02/20/2029 (e)	EUR	4,699	5,207
Reg. S, 0.70%, 04/20/2071 (e)	EUR	1,971	842
Reg. S, 0.75%, 10/20/2026 (e)	EUR	5,320	6,176
Reg. S, 0.75%, 02/20/2028 (e)	EUR	7,240	8,246
Reg. S, 0.75%, 03/20/2051 (e)	EUR	4,002	2,551
Reg. S, 0.85%, 06/30/2120 (e)	EUR	1,010	387
Reg. S, 0.90%, 02/20/2032 (e)	EUR	1,480	1,560
Reg. S, 1.50%, 02/20/2047 (e)	EUR	3,225	2,662
Reg. S, 1.50%, 11/02/2086 (e)	EUR	1,170	675
Reg. S, 1.85%, 05/23/2049 (e)	EUR	2,790	2,419
Reg. S, 2.10%, 09/20/2117 (e)	EUR	1,656	1,194

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	101

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Sovereign — continued
Reg. S, 2.40%, 05/23/2034 (e)	EUR	2,173	2,463
Reg. S, 2.50%, 10/20/2029 (e)	EUR	740	878
Reg. S, 2.90%, 05/23/2029 (e)	EUR	3,770	4,550
Reg. S, 2.90%, 02/20/2033 (e)	EUR	3,790	4,508
Reg. S, 2.90%, 02/20/2034 (e)	EUR	4,410	5,207
Reg. S, 2.95%, 02/20/2035 (e)	EUR	2,030	2,386
Reg. S, 3.15%, 06/20/2044 (e)	EUR	3,928	4,454
Reg. S, 3.15%, 10/20/2053 (e)	EUR	2,810	3,056
Reg. S, 3.20%, 07/15/2039 (e)	EUR	2,300	2,682
Reg. S, 3.45%, 10/20/2030 (e)	EUR	4,480	5,538
Reg. S, 3.80%, 01/26/2062 (e)	EUR	1,580	1,929
Reg. S, 4.15%, 03/15/2037 (e)	EUR	3,035	3,924
Reg. S, 6.25%, 07/15/2027	EUR	783	1,000
Republic of Austria Government International Bond, (Austria), Series 30Y, Reg. S, 5.38%, 12/01/2034 (e)	CAD	200	162
Republic of Italy Government International Bond, (Italy),
Reg. S, (ICE EURIBOR Swap Rate 30 Year + 0.00%), 4.25%, 06/28/2029 (aa)	EUR	1,000	1,242
5.20%, 07/31/2034	EUR	200	263
Reg. S, 6.00%, 08/04/2028	GBP	1,050	1,497
Series 5Y, 1.25%, 02/17/2026		2,000	1,963
Series 10Y, 2.88%, 10/17/2029		200	188
Series 30Y, 3.88%, 05/06/2051		1,300	890
Republic of Poland Government Bond, (Poland),
Series 127, Zero Coupon, 01/25/2027	PLN	25,650	6,643
Series 428, 2.75%, 04/25/2028	PLN	28,410	7,504
Series 429, 5.75%, 04/25/2029	PLN	4,630	1,330
Series 432, 1.75%, 04/25/2032	PLN	29,453	6,587
Series 447, 4.00%, 04/25/2047	PLN	3,993	883
Series 527, 3.75%, 05/25/2027	PLN	10,290	2,817
Series 726, 2.50%, 07/25/2026	PLN	4,870	1,325
Series 727, 2.50%, 07/25/2027	PLN	8,450	2,251
Series 728, 7.50%, 07/25/2028	PLN	14,080	4,217
Series 729, 4.75%, 07/25/2029	PLN	12,430	3,445
Series 730, 4.50%, 07/25/2030	PLN	13,680	3,723
Series 1026, 0.25%, 10/25/2026	PLN	6,040	1,587
Series 1029, 2.75%, 10/25/2029	PLN	15,653	4,005
Series 1030, 1.25%, 10/25/2030	PLN	30,943	7,137
Series 1033, 6.00%, 10/25/2033	PLN	6,530	1,888
Series 1034, 5.00%, 10/25/2034	PLN	15,180	4,082
Series 1035, 5.00%, 10/25/2035	PLN	4,960	1,322
Republic of Poland Government International Bond, (Poland),
Reg. S, 0.88%, 05/10/2027	EUR	1,900	2,192
Reg. S, 2.00%, 03/08/2049	EUR	53	41
Reg. S, 2.75%, 05/25/2032	EUR	3,000	3,465
Series 30Y, 5.50%, 03/18/2054		50	46
Romania Government Bond, (Romania),
Series 4Y, 7.20%, 05/31/2027	RON	4,070	943
Series 5Y, 3.25%, 06/24/2026	RON	11,015	2,469

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Sovereign — continued
Series 5Y, 4.25%, 04/28/2036	RON	1,215	218
Series 5Y, 6.30%, 04/25/2029	RON	8,160	1,826
Series 6Y, 8.75%, 10/30/2028	RON	5,850	1,412
Series 7Y, 2.50%, 10/25/2027	RON	6,350	1,327
Series 7Y, 8.00%, 04/29/2030	RON	8,510	2,021
Series 8Y, 4.15%, 01/26/2028	RON	1,930	416
Series 8Y, 7.35%, 04/28/2031	RON	7,030	1,624
Series 10YR, 4.15%, 10/24/2030	RON	6,005	1,198
Series 10Y, 6.70%, 02/25/2032	RON	8,530	1,904
Series 10Y, 8.25%, 09/29/2032	RON	8,080	1,955
Series 11Y, 6.75%, 04/25/2035	RON	4,610	1,017
Series 11Y, 7.10%, 07/31/2034	RON	6,060	1,372
Series 15Y, 4.75%, 10/11/2034	RON	5,340	1,020
Series 15Y, 7.90%, 02/24/2038	RON	3,710	901
Romanian Government International Bond, (Romania),
Reg. S, 1.38%, 12/02/2029	EUR	2,000	2,058
Reg. S, 1.75%, 07/13/2030	EUR	1,000	1,012
Reg. S, 2.00%, 04/14/2033	EUR	1,500	1,353
Reg. S, 2.63%, 12/02/2040	EUR	1,000	732
Reg. S, 2.75%, 04/14/2041	EUR	800	587
Reg. S, 2.88%, 04/13/2042	EUR	1,000	731
Reg. S, 3.38%, 02/08/2038	EUR	1,425	1,243
Reg. S, 3.62%, 05/26/2030	EUR	1,875	2,096
Reg. S, 5.00%, 09/27/2026	EUR	1,000	1,211
Reg. S, 6.63%, 09/27/2029	EUR	2,000	2,537
Saudi Government International Bond, (Saudi Arabia),
Reg. S, 2.00%, 07/09/2039	EUR	1,200	1,088
5.75%, 01/16/2054 (e)		2,645	2,524
SFIL SA, (France),
Reg. S, 0.00%, 11/23/2028	EUR	200	217
Reg. S, 0.05%, 06/04/2029	EUR	1,800	1,925
Reg. S, 1.50%, 03/05/2032	EUR	500	535
Reg. S, 2.88%, 01/18/2028	EUR	2,100	2,506
Reg. S, 2.88%, 01/22/2031	EUR	400	472
Reg. S, 3.00%, 09/24/2030	EUR	700	836
Reg. S, 3.00%, 06/23/2032	EUR	300	351
Reg. S, 3.25%, 11/25/2030	EUR	200	241
Reg. S, 3.25%, 10/05/2032	EUR	200	238
Singapore Government Bond, (Singapore),
1.25%, 11/01/2026	SGD	1,370	1,069
1.63%, 07/01/2031	SGD	1,790	1,374
1.88%, 03/01/2050	SGD	1,743	1,262
1.88%, 10/01/2051	SGD	2,370	1,692
2.38%, 07/01/2039	SGD	3,110	2,460
2.50%, 04/01/2030	SGD	3,220	2,610
2.63%, 05/01/2028	SGD	1,960	1,577
2.63%, 08/01/2032	SGD	3,020	2,452
2.75%, 03/01/2035	SGD	2,290	1,879
2.75%, 04/01/2042	SGD	850	707
2.75%, 03/01/2046	SGD	2,970	2,502
2.88%, 09/01/2027	SGD	1,230	990

SEE NOTES TO FINANCIAL STATEMENTS.

102	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Sovereign — continued
2.88%, 08/01/2028	SGD	2,240	1,818
2.88%, 07/01/2029	SGD	2,330	1,903
2.88%, 09/01/2030	SGD	2,215	1,823
3.00%, 04/01/2029	SGD	1,720	1,408
Reg. S, 3.00%, 08/01/2072	SGD	1,290	1,172
Reg. S, 3.25%, 06/01/2054	SGD	600	561
3.38%, 09/01/2033	SGD	3,840	3,280
3.38%, 05/01/2034	SGD	1,650	1,416
3.50%, 03/01/2027	SGD	5,000	4,043
Slovakia Government Bond, (Slovakia),
Series 227, Reg. S, 3.63%, 01/16/2029	EUR	470	577
Series 229, Reg. S, 1.63%, 01/21/2031	EUR	1,200	1,335
Series 231, 0.63%, 05/22/2026	EUR	860	1,000
Series 232, Reg. S, 1.88%, 03/09/2037	EUR	920	906
Series 233, Reg. S, 2.00%, 10/17/2047	EUR	460	374
Series 234, Reg. S, 1.00%, 06/12/2028	EUR	700	793
Series 235, Reg. S, 2.25%, 06/12/2068	EUR	399	284
Series 236, Reg. S, 0.75%, 04/09/2030	EUR	420	455
Series 239, Reg. S, 1.00%, 05/14/2032	EUR	718	744
Series 241, Reg. S, 0.13%, 06/17/2027	EUR	1,362	1,543
Series 242, Reg. S, 0.38%, 04/21/2036	EUR	379	319
Series 243, Reg. S, 1.00%, 10/13/2051	EUR	280	167
Series 244, Reg. S, 4.00%, 10/19/2032	EUR	2,090	2,619
Series 245, Reg. S, 3.75%, 02/23/2035	EUR	2,260	2,731
Series 246, Reg. S, 4.00%, 02/23/2043	EUR	1,490	1,730
Series 247, Reg. S, 3.63%, 06/08/2033	EUR	2,745	3,328
Series 250, Reg. S, 3.75%, 03/06/2034	EUR	1,360	1,653
Series 251, Reg. S, 3.00%, 11/06/2031	EUR	660	784
Series 252, Reg. S, 3.75%, 02/27/2040	EUR	1,060	1,224
Slovenia Government Bond, (Slovenia),
Series RS70, Reg. S, 5.13%, 03/30/2026	EUR	470	565
Series RS74, Reg. S, 1.50%, 03/25/2035	EUR	940	968
Series RS76, Reg. S, 3.13%, 08/07/2045	EUR	290	318
Series RS77, Reg. S, 2.25%, 03/03/2032	EUR	2,470	2,840
Series RS78, Reg. S, 1.75%, 11/03/2040	EUR	612	578
Series RS80, Reg. S, 1.00%, 03/06/2028	EUR	500	575
Series RS81, Reg. S, 1.19%, 03/14/2029	EUR	420	479
Series RS82, Reg. S, 0.28%, 01/14/2030	EUR	586	630
Series RS84, Reg. S, 0.88%, 07/15/2030	EUR	190	209
Series RS85, Reg. S, 0.49%, 10/20/2050	EUR	450	254
Series RS86, Reg. S, 0.00%, 02/12/2031	EUR	800	821
Series RS87, Reg. S, 0.69%, 03/03/2081	EUR	121	43
Series RS91, Reg. S, 3.63%, 03/11/2033	EUR	760	946
Series RS93, Reg. S, 3.00%, 03/10/2034	EUR	1,510	1,783
Series RS95, Reg. S, 3.50%, 04/14/2055	EUR	360	402
Slovenia Government International Bond, (Slovenia), Reg. S, 5.00%, 09/19/2033		1,000	1,012
Societe Des Grands Projets EPIC, (France),
Reg. S, 0.00%, 11/25/2030	EUR	2,200	2,240
Reg. S, 0.30%, 11/25/2031	EUR	1,000	1,001
Reg. S, 0.30%, 09/02/2036	EUR	200	166
Reg. S, 0.70%, 10/15/2060	EUR	300	130
Reg. S, 0.88%, 05/10/2046	EUR	900	612

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Sovereign — continued
Reg. S, 1.00%, 11/26/2051	EUR	200	121
Reg. S, 1.13%, 10/22/2028	EUR	700	793
Reg. S, 1.13%, 05/25/2034	EUR	200	197
Reg. S, 1.70%, 05/25/2050	EUR	300	226
Reg. S, 3.38%, 05/25/2045	EUR	700	766
Reg. S, 3.50%, 05/25/2043	EUR	400	449
Reg. S, 3.50%, 06/25/2049	EUR	800	871
Reg. S, 3.70%, 05/25/2053	EUR	1,300	1,431
Spain Government Bond, (Spain),
0.00%, 01/31/2027	EUR	9,890	11,304
Reg. S, 0.00%, 01/31/2028 (e)	EUR	8,258	9,227
Reg. S, 0.10%, 04/30/2031 (e)	EUR	9,780	9,968
Reg. S, 0.50%, 04/30/2030 (e)	EUR	6,473	6,948
Reg. S, 0.50%, 10/31/2031 (e)	EUR	5,188	5,337
Reg. S, 0.60%, 10/31/2029 (e)	EUR	9,720	10,613
Reg. S, 0.70%, 04/30/2032 (e)	EUR	10,560	10,849
Reg. S, 0.80%, 07/30/2027 (e)	EUR	5,661	6,509
0.80%, 07/30/2029	EUR	8,100	8,965
Reg. S, 0.85%, 07/30/2037 (e)	EUR	6,133	5,409
Reg. S, 1.00%, 07/30/2042 (e)	EUR	4,893	3,814
Reg. S, 1.00%, 10/31/2050 (e)	EUR	7,850	5,020
Reg. S, 1.20%, 10/31/2040 (e)	EUR	8,641	7,297
Reg. S, 1.25%, 10/31/2030 (e)	EUR	11,838	13,045
Reg. S, 1.30%, 10/31/2026 (e)	EUR	3,721	4,348
Reg. S, 1.40%, 04/30/2028 (e)	EUR	11,036	12,754
Reg. S, 1.40%, 07/30/2028 (e)	EUR	13,911	16,018
Reg. S, 1.45%, 10/31/2027 (e)	EUR	9,130	10,618
Reg. S, 1.45%, 04/30/2029 (e)	EUR	13,830	15,789
Reg. S, 1.45%, 10/31/2071 (e)	EUR	3,669	2,001
Reg. S, 1.50%, 04/30/2027 (e)	EUR	5,615	6,564
Reg. S, 1.85%, 07/30/2035 (e)	EUR	10,063	10,515
Reg. S, 1.90%, 10/31/2052 (e)	EUR	7,442	5,806
Reg. S, 1.95%, 07/30/2030 (e)	EUR	11,374	13,052
Reg. S, 2.15%, 10/31/2025 (e)	EUR	2,505	2,952
Reg. S, 2.35%, 07/30/2033 (e)	EUR	6,401	7,223
2.50%, 05/31/2027	EUR	8,130	9,668
Reg. S, 2.55%, 10/31/2032 (e)	EUR	5,710	6,597
2.70%, 01/31/2030	EUR	1,410	1,679
2.80%, 05/31/2026	EUR	9,020	10,701
Reg. S, 2.90%, 10/31/2046 (e)	EUR	6,723	6,888
3.10%, 07/30/2031	EUR	5,455	6,572
Reg. S, 3.15%, 04/30/2033 (e)	EUR	13,420	16,067
Reg. S, 3.15%, 04/30/2035 (e)	EUR	4,600	5,411
Reg. S, 3.20%, 10/31/2035 (e)	EUR	3,960	4,653
Reg. S, 3.25%, 04/30/2034 (e)	EUR	10,700	12,791
Reg. S, 3.45%, 10/31/2034 (e)	EUR	6,670	8,070
Reg. S, 3.45%, 07/30/2043 (e)	EUR	3,623	4,090
Reg. S, 3.45%, 07/30/2066 (e)	EUR	4,740	4,881
3.50%, 05/31/2029	EUR	7,550	9,276
Reg. S, 3.50%, 01/31/2041 (e)	EUR	1,470	1,696
Reg. S, 3.55%, 10/31/2033 (e)	EUR	7,755	9,509
Reg. S, 3.90%, 07/30/2039 (e)	EUR	8,100	9,899
Reg. S, 4.00%, 10/31/2054 (e)	EUR	3,840	4,513
Reg. S, 4.20%, 01/31/2037 (e)	EUR	9,553	12,178

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	103

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Sovereign — continued
Reg. S, 4.70%, 07/30/2041 (e)	EUR	6,884	9,132
Reg. S, 4.90%, 07/30/2040 (e)	EUR	3,809	5,155
Reg. S, 5.15%, 10/31/2028 (e)	EUR	8,886	11,444
Reg. S, 5.15%, 10/31/2044 (e)	EUR	5,191	7,271
5.75%, 07/30/2032	EUR	3,436	4,811
Reg. S, 5.90%, 07/30/2026 (e)	EUR	2,800	3,436
6.00%, 01/31/2029	EUR	2,430	3,230
Series 30Y, Reg. S, 2.70%, 10/31/2048 (e)	EUR	5,761	5,600
State of the Grand-Duchy of Luxembourg, (Luxembourg),
Reg. S, 0.00%, 11/13/2026	EUR	400	459
Reg. S, 0.00%, 04/28/2030	EUR	150	157
Reg. S, 0.00%, 03/24/2031	EUR	103	105
Reg. S, 0.00%, 09/14/2032	EUR	400	387
Reg. S, 1.38%, 05/25/2029	EUR	380	431
Reg. S, 1.75%, 05/25/2042	EUR	710	653
Reg. S, 2.63%, 10/23/2034	EUR	480	553
Reg. S, 2.88%, 03/01/2034	EUR	910	1,076
Reg. S, 3.25%, 03/02/2043	EUR	100	115
States of Guernsey Bond, (Guernsey), Reg. S, 3.38%, 12/12/2046	GBP	200	198
Svensk Exportkredit AB, (Sweden),
Zero Coupon, 05/11/2037		224	126
Reg. S, 2.00%, 06/30/2027	EUR	1,000	1,173
Reg. S, 2.75%, 02/23/2028	EUR	585	695
Sweden Government Bond, (Sweden),
Series 1053, Reg. S, 3.50%, 03/30/2039	SEK	12,460	1,484
Series 1056, Reg. S, 2.25%, 06/01/2032	SEK	9,200	985
Series 1059, Reg. S, 1.00%, 11/12/2026	SEK	31,600	3,308
Series 1060, Reg. S, 0.75%, 05/12/2028 (e)	SEK	64,815	6,671
Series 1061, Reg. S, 0.75%, 11/12/2029 (e)	SEK	46,490	4,693
Series 1062, Reg. S, 0.13%, 05/12/2031 (e)	SEK	14,255	1,355
Series 1063, Reg. S, 0.50%, 11/24/2045	SEK	4,650	335
Series 1064, Reg. S, 1.38%, 06/23/2071 (e)	SEK	570	39
Series 1065, Reg. S, 1.75%, 11/11/2033	SEK	24,580	2,521
Series 1066, Reg. S, 2.25%, 05/11/2035	SEK	18,490	1,957
Sweden Government International Bond, (Sweden), Reg. S, 0.13%, 09/09/2030	SEK	17,590	1,697
Swiss Confederation Government Bond, (Switzerland),
Reg. S, 0.00%, 06/22/2029	CHF	270	340
Reg. S, 0.00%, 06/26/2034	CHF	4,839	5,902

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Sovereign — continued
Reg. S, 0.00%, 07/24/2039	CHF	3,589	4,148
Reg. S, 0.50%, 05/27/2030	CHF	3,140	4,028
Reg. S, 0.50%, 06/27/2032	CHF	2,090	2,681
Reg. S, 0.50%, 06/28/2045	CHF	2,510	3,055
Reg. S, 0.50%, 05/24/2055	CHF	1,172	1,413
Reg. S, 0.50%, 05/30/2058	CHF	1,330	1,621
Reg. S, 0.88%, 05/22/2047	CHF	860	1,130
Reg. S, 1.25%, 06/27/2037	CHF	680	928
Reg. S, 1.50%, 04/30/2042	CHF	1,140	1,632
Reg. S, 2.00%, 06/25/2064	CHF	611	1,146
Reg. S, 2.25%, 06/22/2031	CHF	752	1,064
Reg. S, 4.00%, 04/08/2028	CHF	663	929
Reg. S, 4.00%, 01/06/2049	CHF	460	1,002
Thailand Government Bond, (Thailand),
1.00%, 06/17/2027	THB	40,000	1,221
1.59%, 12/17/2035	THB	81,400	2,500
1.60%, 12/17/2029		THB 123,830	3,836
1.60%, 06/17/2035	THB	24,510	751
1.88%, 06/17/2049	THB	28,730	814
2.00%, 12/17/2031		THB 245,230	7,781
2.00%, 06/17/2042	THB	46,000	1,417
2.05%, 04/17/2028	THB	36,500	1,142
2.13%, 12/17/2026	THB	3,024	94
2.35%, 06/17/2026	THB	70,000	2,174
2.40%, 11/17/2027		THB 162,750	5,121
2.40%, 03/17/2029	THB	37,000	1,178
2.41%, 03/17/2035	THB	72,500	2,387
2.50%, 11/17/2029		THB 114,000	3,666
2.50%, 06/17/2071	THB	4,900	150
2.65%, 06/17/2028		THB 214,700	6,840
2.70%, 06/17/2040	THB	48,200	1,675
2.75%, 06/17/2052	THB	740	25
2.80%, 06/17/2034	THB	120,910	4,085
2.88%, 06/17/2046	THB	28,430	973
2.98%, 06/17/2045	THB	16,630	582
3.14%, 06/17/2047	THB	52,160	1,847
3.15%, 06/17/2050	THB	20,090	718
3.39%, 06/17/2037	THB	93,500	3,407
3.40%, 06/17/2036	THB	4,000	144
3.45%, 06/17/2043	THB	146,630	5,436
3.65%, 06/20/2031	THB	3,480	120
4.00%, 06/17/2055	THB	73,390	3,071
4.00%, 06/17/2066	THB	78,670	3,323
4.00%, 06/17/2072	THB	75,000	3,240
Tyollisyysrahasto, (Finland), 0.01%, 06/16/2027	EUR	200	227
UNEDIC ASSEO, (France),
Reg. S, 0.00%, 03/05/2030	EUR	100	105
Reg. S, 0.00%, 11/19/2030	EUR	1,400	1,429
Reg. S, 0.01%, 05/25/2031	EUR	1,500	1,506
Reg. S, 0.10%, 11/25/2026	EUR	600	688
Reg. S, 0.10%, 05/25/2034	EUR	100	90
Reg. S, 0.25%, 11/25/2029	EUR	2,000	2,135
Reg. S, 0.25%, 07/16/2035	EUR	1,700	1,493

SEE NOTES TO FINANCIAL STATEMENTS.

104	SIX CIRCLES TRUST	JUNE 30, 2025

ECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Sovereign — continued
Reg. S, 0.50%, 03/20/2029	EUR	1,600	1,758
Reg. S, 0.50%, 05/25/2036	EUR	500	435
Reg. S, 0.88%, 05/25/2028	EUR	1,400	1,585
Reg. S, 1.25%, 03/28/2027	EUR	1,000	1,162
Reg. S, 1.25%, 10/21/2027	EUR	200	231
Reg. S, 1.25%, 05/25/2033	EUR	700	723
Reg. S, 1.50%, 04/20/2032	EUR	300	323
Reg. S, 1.75%, 11/25/2032	EUR	800	868
Reg. S, 3.13%, 11/25/2034	EUR	400	468
Reg. S, 3.25%, 05/25/2035	EUR	600	701
Reg. S, 3.38%, 11/25/2033	EUR	900	1,079
United Kingdom Gilt, (United Kingdom),
Reg. S, 0.13%, 01/31/2028	GBP	21,957	27,582
Reg. S, 0.25%, 07/31/2031	GBP	14,206	15,636
Reg. S, 0.38%, 10/22/2026	GBP	14,747	19,408
Reg. S, 0.38%, 10/22/2030	GBP	11,949	13,689
Reg. S, 0.50%, 01/31/2029	GBP	9,330	11,425
Reg. S, 0.50%, 10/22/2061	GBP	20,442	7,297
Reg. S, 0.63%, 07/31/2035	GBP	26,774	25,323
Reg. S, 0.63%, 10/22/2050	GBP	22,366	11,281
Reg. S, 0.88%, 10/22/2029	GBP	16,380	19,931
Reg. S, 0.88%, 07/31/2033	GBP	10,781	11,362
Reg. S, 0.88%, 01/31/2046	GBP	20,599	13,034
Reg. S, 1.00%, 01/31/2032	GBP	11,852	13,389
Reg. S, 1.13%, 01/31/2039	GBP	18,676	16,369
Reg. S, 1.13%, 10/22/2073	GBP	7,687	3,437
Reg. S, 1.25%, 07/22/2027	GBP	13,571	17,733
Reg. S, 1.25%, 10/22/2041	GBP	25,411	20,492
Reg. S, 1.25%, 07/31/2051	GBP	19,576	11,745
Reg. S, 1.50%, 07/22/2026	GBP	11,821	15,852
Reg. S, 1.50%, 07/22/2047	GBP	18,045	12,853
Reg. S, 1.50%, 07/31/2053	GBP	18,357	11,432
Reg. S, 1.63%, 10/22/2028	GBP	10,905	14,023
Reg. S, 1.63%, 10/22/2054	GBP	20,381	12,975
Reg. S, 1.63%, 10/22/2071	GBP	16,300	8,994
Reg. S, 1.75%, 09/07/2037	GBP	22,950	23,005
Reg. S, 1.75%, 01/22/2049	GBP	22,929	16,835
Reg. S, 1.75%, 07/22/2057	GBP	21,494	13,770
Reg. S, 2.50%, 07/22/2065	GBP	14,062	10,699
Reg. S, 3.25%, 01/31/2033	GBP	12,120	15,559
Reg. S, 3.25%, 01/22/2044	GBP	19,150	20,391
Reg. S, 3.50%, 01/22/2045	GBP	22,855	24,988
Reg. S, 3.50%, 07/22/2068	GBP	14,642	14,388
Reg. S, 3.75%, 03/07/2027	GBP	6,950	9,529
Reg. S, 3.75%, 01/29/2038	GBP	23,710	29,517
Reg. S, 3.75%, 07/22/2052	GBP	19,427	20,913
Reg. S, 3.75%, 10/22/2053	GBP	17,466	18,609
Reg. S, 4.00%, 10/22/2031	GBP	8,810	12,020
Reg. S, 4.00%, 01/22/2060	GBP	16,918	18,669
Reg. S, 4.00%, 10/22/2063	GBP	11,625	12,705
Reg. S, 4.13%, 01/29/2027	GBP	10,220	14,090
Reg. S, 4.13%, 07/22/2029	GBP	11,770	16,307
Reg. S, 4.25%, 12/07/2027	GBP	8,680	12,081
Reg. S, 4.25%, 06/07/2032	GBP	11,840	16,393

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Sovereign — continued
Reg. S, 4.25%, 07/31/2034	GBP	10,095	13,671
Reg. S, 4.25%, 03/07/2036	GBP	20,176	26,945
Reg. S, 4.25%, 09/07/2039	GBP	18,807	24,210
Reg. S, 4.25%, 12/07/2040	GBP	20,045	25,492
Reg. S, 4.25%, 12/07/2046	GBP	22,028	26,524
Reg. S, 4.25%, 12/07/2049	GBP	13,893	16,486
Reg. S, 4.25%, 12/07/2055	GBP	17,939	20,882
Reg. S, 4.38%, 03/07/2028	GBP	4,660	6,484
Reg. S, 4.38%, 03/07/2030	GBP	8,800	12,294
Reg. S, 4.38%, 01/31/2040	GBP	16,460	21,351
Reg. S, 4.38%, 07/31/2054	GBP	21,486	25,547
Reg. S, 4.50%, 06/07/2028	GBP	10,970	15,345
Reg. S, 4.50%, 09/07/2034	GBP	12,120	16,774
Reg. S, 4.50%, 03/07/2035	GBP	7,570	10,396
Reg. S, 4.50%, 12/07/2042	GBP	16,125	20,730
Reg. S, 4.63%, 01/31/2034	GBP	10,445	14,592
Reg. S, 4.75%, 12/07/2030	GBP	13,486	19,280
Reg. S, 4.75%, 12/07/2038	GBP	19,433	26,617
Reg. S, 4.75%, 10/22/2043	GBP	20,582	26,997
Reg. S, 5.38%, 01/31/2056	GBP	2,640	3,679
Reg. S, 6.00%, 12/07/2028	GBP	912	1,345
United States Department of Housing and Urban Development, 3.26%, 08/01/2029		25	24
United States International Development Finance Corp.,
3.25%, 10/15/2030		611	597
3.37%, 10/05/2034		76	73
Series 1, 1.11%, 05/15/2029		614	576
Series 2, 0.80%, 05/15/2029		306	285

Total Sovereign			7,931,509

Banks — 5.6%
Agence Francaise de Developpement EPIC, (France),
Reg. S, 0.00%, 10/28/2027	EUR	800	896
Reg. S, 0.01%, 11/25/2028	EUR	900	976
Reg. S, 0.13%, 09/29/2031	EUR	300	297
Reg. S, 0.25%, 07/21/2026	EUR	500	578
Reg. S, 0.25%, 06/29/2029	EUR	1,400	1,504
Reg. S, 0.38%, 05/25/2036	EUR	900	762
Reg. S, 0.50%, 05/25/2030	EUR	1,400	1,483
Reg. S, 0.50%, 05/31/2035	EUR	500	449
Reg. S, 1.00%, 01/31/2028	EUR	1,600	1,824
Reg. S, 1.13%, 03/02/2037	EUR	600	544
Reg. S, 1.38%, 07/05/2032	EUR	100	105
Reg. S, 1.50%, 10/31/2034	EUR	900	908
Reg. S, 1.63%, 05/25/2032	EUR	200	215
Reg. S, 2.75%, 09/30/2030	EUR	100	118
Reg. S, 2.88%, 01/21/2030	EUR	1,300	1,543
Reg. S, 3.00%, 01/17/2034	EUR	500	578
Reg. S, 3.38%, 05/25/2033	EUR	900	1,074
Reg. S, 3.50%, 02/25/2033	EUR	200	241
Reg. S, 3.63%, 01/20/2035	EUR	700	841
Reg. S, 3.75%, 02/15/2027	EUR	800	966

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	105

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Banks — continued
Reg. S, 3.88%, 04/03/2040	EUR	400	476
Agricultural Development Bank of China, (China),
2.83%, 08/11/2029	CNY	10,000	1,460
2.87%, 05/14/2027	CNY	44,200	6,310
2.91%, 02/21/2029	CNY	18,000	2,619
3.48%, 02/04/2028	CNY	10,400	1,519
Reg. S, 3.80%, 10/27/2030	CNH	14,350	2,211
Series 1806, 4.65%, 05/11/2028	CNY	38,100	5,771
Series 1901, 3.75%, 01/25/2029	CNY	88,500	13,248
Series 1906, 3.74%, 07/12/2029	CNY	55,100	8,313
Series 1908, 3.63%, 07/19/2026	CNY	62,700	8,939
Series 2004, 2.96%, 04/17/2030	CNY	108,200	15,985
Series 2010, 3.79%, 10/26/2030	CNY	17,500	2,700
Series 2105, 3.52%, 05/24/2031	CNY	38,600	5,928
Series 2108, 2.99%, 08/11/2026	CNY	112,500	15,948
Series 2110, 3.30%, 11/05/2031	CNY	142,200	21,705
Series 2205, 3.06%, 06/06/2032	CNY	53,100	8,044
Series 2207, 2.50%, 08/24/2027	CNY	40,400	5,748
Series 2210, 2.97%, 10/14/2032	CNY	153,400	23,169
Series 2301, 3.01%, 03/16/2030	CNY	44,900	6,630
Series 2302, 3.10%, 02/27/2033	CNY	101,900	15,552
Series 2303, 2.90%, 03/08/2028	CNY	172,400	24,885
Series 2307, 2.63%, 06/07/2028	CNY	141,700	20,357
Series 2310, 2.83%, 06/16/2033	CNY	70,800	10,640
Series 2313, 2.35%, 09/07/2026	CNY	19,100	2,690
Series 2315, 2.57%, 09/13/2028	CNY	9,000	1,293
Series 2320, 2.85%, 10/20/2033	CNY	31,400	4,740
Series 2403, 2.12%, 03/12/2027	CNY	12,000	1,690
Series 2405, 2.22%, 04/09/2029	CNY	60,600	8,636
Series 2410, 2.47%, 04/02/2034	CNY	45,400	6,681
Series 2420, 2.30%, 07/04/2034	CNY	62,500	9,088
Series 2430, 2.09%, 09/26/2034	CNY	24,500	3,505
Series 2510, 1.66%, 01/09/2035	CNY	21,600	2,980
Bangko Sentral ng Pilipinas International Bond, (Philippines), Series A, 8.60%, 06/15/2027		300	321
Banque et Caisse d’Epargne de l’Etat, (Luxembourg), Reg. S, (EURIBOR 3 Month + 0.80%), 3.25%, 03/19/2031 (aa)	EUR	200	237
BNG Bank NV, (Netherlands),
Zero Coupon, 04/05/2028	CAD	1,000	681
Reg. S, 0.00%, 01/20/2031	EUR	200	204
Reg. S, 0.01%, 10/05/2032	EUR	500	482
Reg. S, 0.10%, 01/15/2030	EUR	1,750	1,854
Reg. S, 0.13%, 04/19/2033	EUR	700	669
Reg. S, 0.13%, 07/09/2035	EUR	680	599
Reg. S, 0.25%, 11/22/2036	EUR	2,070	1,759
Reg. S, 0.63%, 06/19/2027	EUR	1,250	1,432
Reg. S, 0.75%, 01/11/2028	EUR	1,260	1,434
Reg. S, 0.75%, 01/24/2029	EUR	650	725
Reg. S, 0.81%, 06/28/2049	EUR	200	128
Reg. S, 0.88%, 10/17/2035	EUR	1,060	1,005

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
Reg. S, 0.88%, 10/24/2036	EUR	400	368
Reg. S, 1.25%, 03/30/2037	EUR	200	190
Reg. S, 1.50%, 03/29/2038	EUR	190	183
Reg. S, 1.50%, 07/15/2039	EUR	370	346
Reg. S, 1.88%, 07/13/2032	EUR	820	910
Reg. S, 2.50%, 05/21/2030	EUR	600	706
Reg. S, 2.75%, 10/04/2027	EUR	2,910	3,475
Reg. S, 2.75%, 04/05/2029	EUR	300	359
Reg. S, 2.75%, 01/11/2034	EUR	500	582
Reg. S, 2.75%, 08/28/2034	EUR	430	498
Reg. S, 2.88%, 06/11/2031	EUR	800	953
Reg. S, 2.88%, 02/26/2035	EUR	550	640
Reg. S, 3.00%, 02/23/2028	EUR	600	722
Reg. S, 3.00%, 04/23/2030	EUR	500	602
Reg. S, 3.00%, 01/11/2033	EUR	900	1,072
Reg. S, 3.25%, 08/29/2033	EUR	550	665
Reg. S, 3.38%, 04/02/2040	EUR	300	352
Reg. S, 3.50%, 09/27/2038	EUR	100	120
Caisse des Depots et Consignations, (France),
Reg. S, 0.75%, 09/18/2028	EUR	200	224
Reg. S, 3.00%, 11/25/2027	EUR	400	481
Reg. S, 3.00%, 05/25/2028	EUR	400	480
Reg. S, 3.00%, 05/25/2029	EUR	400	480
3.06%, 10/09/2030	EUR	200	236
Reg. S, 3.13%, 05/25/2033	EUR	200	236
Reg. S, 3.13%, 05/25/2035	EUR	400	463
Cassa Depositi e Prestiti SpA, (Italy),
Reg. S, 1.00%, 09/21/2028	EUR	300	336
Reg. S, 2.00%, 04/20/2027	EUR	300	352
Reg. S, 3.38%, 02/11/2032	EUR	500	594
Reg. S, 3.63%, 01/13/2030	EUR	1,000	1,217
Reg. S, 3.88%, 02/13/2029	EUR	300	369
China Development Bank, (China),
Reg. S, 2.95%, 07/19/2027	CNH	15,000	2,133
Reg. S, 3.23%, 11/27/2025	CNH	10,000	1,404
Reg. S, 4.20%, 01/19/2027	CNH	13,000	1,884
Reg. S, 4.30%, 08/02/2032	CNH	7,000	1,132
Reg. S, 4.50%, 11/13/2028	CNH	2,500	380
Series 1605, 3.80%, 01/25/2036	CNY	332,000	55,114
Series 1613, 3.05%, 08/25/2026	CNY	95,100	13,498
Series 1710, 4.04%, 04/10/2027	CNY	244,900	35,641
Series 1715, 4.24%, 08/24/2027	CNY	26,400	3,890
Series 1810, 4.04%, 07/06/2028	CNY	139,200	20,819
Series 1905, 3.48%, 01/08/2029	CNY	328,200	48,698
Series 1910, 3.65%, 05/21/2029	CNY	286,500	42,986
Series 1915, 3.45%, 09/20/2029	CNY	84,400	12,635
Series 2004, 3.43%, 01/14/2027	CNY	59,900	8,596
Series 2005, 3.07%, 03/10/2030	CNY	61,700	9,158
Series 2009, 3.39%, 07/10/2027	CNY	28,000	4,046
Series 2010, 3.09%, 06/18/2030	CNY	73,800	10,998
Series 2015, 3.70%, 10/20/2030	CNY	33,500	5,150
Series 2104, 3.40%, 01/08/2028	CNY	23,500	3,425
Series 2105, 3.66%, 03/01/2031	CNY	64,700	9,981

SEE NOTES TO FINANCIAL STATEMENTS.

106	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Banks — continued
Series 2110, 3.41%, 06/07/2031	CNY	88,000	13,451
Series 2115, 3.12%, 09/13/2031	CNY	6,000	906
Series 2204, 2.99%, 03/01/2029	CNY	4,000	585
Series 2208, 2.69%, 06/16/2027	CNY	21,000	2,994
Series 2209, 2.68%, 09/13/2029	CNY	100,000	14,535
Series 2215, 2.96%, 07/18/2032	CNY	120,600	18,190
Series 2220, 2.77%, 10/24/2032	CNY	242,200	36,166
Series 2305, 3.02%, 03/06/2033	CNY	97,300	14,813
Series 2310, 2.82%, 05/22/2033	CNY	243,000	36,540
Series 2315, 2.69%, 09/11/2033	CNY	172,100	25,690
Series 2401, 2.64%, 01/08/2031	CNY	61,300	8,964
Series 2403, 1.80%, 09/02/2027	CNY	17,000	2,383
Series 2405, 2.63%, 01/08/2034	CNY	33,000	4,915
Development Bank of Japan, Inc., (Japan),
Reg. S, 0.88%, 10/10/2025	EUR	1,000	1,174
4.75%, 11/26/2027	EUR	900	1,120
Series 86, 0.24%, 10/13/2027	JPY	100,000	684
Industrial Bank of Korea, (South Korea), Reg. S, 0.02%, 07/16/2025	CHF	300	378
Investitionsbank des Landes Brandenburg, (Germany),
Reg. S, 0.05%, 09/29/2031	EUR	100	100
Reg. S, 2.50%, 03/19/2031	EUR	200	234
Reg. S, 3.00%, 06/18/2032	EUR	200	240
Reg. S, 3.25%, 03/13/2030	EUR	200	243
Investitionsbank Schleswig-Holstein, (Germany),
Reg. S, 2.75%, 02/19/2035	EUR	300	346
Reg. S, 2.88%, 02/21/2034	EUR	400	469
Reg. S, 3.25%, 03/10/2031	EUR	300	366
Series 11, Reg. S, 0.01%, 10/17/2029	EUR	200	212
Istituto Per Il Credito Sportivo E Culturale SPA, (Italy), Reg. S, 3.50%, 01/29/2030	EUR	200	240
Korea Development Bank (The), (South Korea),
Reg. S, 1.83%, 08/10/2027	SEK	2,000	206
2.63%, 09/08/2027	EUR	1,500	1,775
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV, (Netherlands), Reg. S, 3.00%, 10/25/2027	EUR	400	481
Nederlandse Waterschapsbank NV, (Netherlands),
Reg. S, 0.00%, 09/08/2031	EUR	930	930
Reg. S, 0.00%, 02/16/2037	EUR	1,000	813
Reg. S, 0.05%, 01/28/2030	EUR	374	394
Reg. S, 0.13%, 05/28/2027	EUR	400	454
Reg. S, 0.13%, 09/03/2035	EUR	500	436
Reg. S, 0.25%, 01/19/2032	EUR	600	601
Reg. S, 0.38%, 09/28/2046	EUR	569	349
Reg. S, 0.63%, 01/18/2027	EUR	1,000	1,153
Reg. S, 0.63%, 02/06/2029	EUR	1,500	1,662
Reg. S, 0.75%, 10/04/2041	EUR	200	154

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
Reg. S, 1.00%, 03/01/2028	EUR	300	342
Reg. S, 1.25%, 06/07/2032	EUR	670	713
Reg. S, 1.25%, 05/27/2036	EUR	810	786
Reg. S, 1.50%, 04/27/2038	EUR	940	900
Reg. S, 1.50%, 06/15/2039	EUR	310	288
Reg. S, 2.50%, 09/13/2027	EUR	950	1,128
Reg. S, 2.50%, 05/22/2030	EUR	600	706
Reg. S, 2.63%, 01/10/2034	EUR	600	690
Reg. S, 2.75%, 12/17/2029	EUR	1,100	1,311
Reg. S, 3.00%, 06/05/2031	EUR	400	480
Reg. S, 3.00%, 04/20/2033	EUR	790	939
Saechsische Aufbaubank-Foerderbank, (Germany), Reg. S, 2.75%, 03/20/2031	EUR	200	238

Total Banks			810,538

Regional (State/Province) — 1.9%
Agence France Locale, (France),
Reg. S, 0.00%, 03/20/2031	EUR	300	301
Reg. S, 1.13%, 06/20/2028	EUR	1,000	1,136
Reg. S, 3.00%, 03/20/2030	EUR	600	717
Reg. S, 3.00%, 08/20/2032	EUR	200	235
Reg. S, 3.13%, 03/20/2033	EUR	200	235
Reg. S, 3.13%, 03/20/2034	EUR	700	817
Reg. S, 3.25%, 12/20/2031	EUR	400	481
Reg. S, 3.63%, 06/20/2038	EUR	100	117
Australian Capital Territory, (Australia),
Reg. S, 1.75%, 05/17/2030	AUD	400	238
Reg. S, 4.50%, 10/23/2034	AUD	400	256
Reg. S, 5.25%, 10/24/2033	AUD	500	342
Reg. S, 5.25%, 10/23/2036	AUD	600	400
Autonomous Community of Madrid Spain, (Spain),
Reg. S, 0.16%, 07/30/2028	EUR	400	442
Reg. S, 0.42%, 04/30/2030	EUR	161	171
Reg. S, 0.42%, 04/30/2031	EUR	300	310
Reg. S, 1.57%, 04/30/2029	EUR	200	228
Reg. S, 1.72%, 04/30/2032	EUR	110	120
Reg. S, 1.77%, 04/30/2028	EUR	200	233
Reg. S, 2.08%, 03/12/2030	EUR	400	460
Reg. S, 2.49%, 07/30/2030	EUR	100	117
Reg. S, 2.82%, 10/31/2029	EUR	100	119
Reg. S, 3.14%, 04/30/2035	EUR	390	455
Reg. S, 3.17%, 07/30/2029	EUR	600	726
Reg. S, 3.46%, 04/30/2034	EUR	400	483
Reg. S, 3.60%, 04/30/2033	EUR	400	489
4.30%, 09/15/2026	EUR	500	605
Free and Hanseatic City of Hamburg, (Germany),
Reg. S, 0.01%, 06/30/2028	EUR	380	418
Reg. S, 0.01%, 06/03/2030	EUR	500	521
0.01%, 11/05/2035	EUR	70	60
Reg. S, 0.20%, 09/03/2049	EUR	70	37
Reg. S, 0.25%, 02/18/2041	EUR	394	286
0.40%, 11/23/2051	EUR	350	184

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	107

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Regional (State/Province) — continued
Reg. S, 0.80%, 04/11/2034	EUR	800	790
2.38%, 10/02/2029	EUR	200	235
Reg. S, 2.63%, 01/30/2032	EUR	200	235
2.75%, 03/26/2030	EUR	150	179
2.88%, 04/30/2032	EUR	600	714
Series 15Y, Reg. S, 1.20%, 06/03/2033	EUR	300	313
Free State of Bavaria, (Germany),
Reg. S, 0.01%, 01/20/2032	EUR	200	198
Reg. S, 0.01%, 01/18/2035	EUR	352	315
3.00%, 02/19/2055	EUR	300	320
Series 132, Reg. S, 0.03%, 04/03/2028	EUR	270	300
Series 134, Reg. S, 0.01%, 05/07/2029	EUR	600	646
Free State of Saxony, (Germany),
Reg. S, 0.01%, 11/05/2029	EUR	197	209
Reg. S, 2.50%, 02/17/2032	EUR	500	583
2.75%, 03/12/2030	EUR	100	119
Reg. S, 2.88%, 05/15/2034	EUR	200	235
Series 132, Reg. S, 0.01%, 12/17/2035	EUR	210	181
Series 134, Reg. S, 0.01%, 04/29/2031	EUR	100	102
Series 135, Reg. S, 0.40%, 05/12/2036	EUR	300	266
Gemeinsame Deutsche Bundeslaender HB HH MV RP SL SH, (Germany),
Series 58, Reg. S, 0.00%, 02/19/2027	EUR	220	250
Series 59, Reg. S, 0.01%, 08/26/2030	EUR	1,000	1,034
Series 60, Reg. S, 0.01%, 02/04/2031	EUR	346	353
Series 62, Reg. S, 1.25%, 05/04/2029	EUR	980	1,106
Series 63, Reg. S, 3.00%, 04/26/2030	EUR	200	240
Series 66, Reg. S, 2.63%, 02/27/2030	EUR	400	474
Series #65, Reg. S, 2.50%, 10/24/2031	EUR	550	641
Gemeinsame Deutsche Bundeslaender HB HH RP SL SH, (Germany),
Series 55, Reg. S, 0.75%, 09/25/2028	EUR	400	449
Series 61, Reg. S, 0.01%, 10/08/2027	EUR	500	561
Gemeinsame Deutsche Bundeslaender HB MV RP SL SH, (Germany), Series 64, Reg. S, 2.63%, 02/07/2031	EUR	500	589
Ile-de-France Mobilites, (France),
Reg. S, 0.40%, 05/28/2031	EUR	1,300	1,325
Reg. S, 0.68%, 11/24/2036	EUR	100	86
Reg. S, 1.00%, 05/25/2034	EUR	800	774
Reg. S, 1.28%, 02/14/2042	EUR	100	81
Reg. S, 3.05%, 02/03/2033	EUR	300	351
Reg. S, 3.40%, 05/25/2043	EUR	200	220
Reg. S, 3.45%, 06/25/2049	EUR	500	537
Reg. S, 3.50%, 10/04/2039	EUR	100	114
Reg. S, 3.80%, 05/25/2045	EUR	300	347
Japan Finance Organization for Municipalities, (Japan),
Reg. S, 0.01%, 02/02/2028	EUR	1,000	1,108
Reg. S, 0.05%, 02/12/2027	EUR	500	569
Reg. S, 0.10%, 09/03/2031	EUR	1,000	989
Reg. S, 0.63%, 09/02/2025		1,000	993
Series 2022, 2.32%, 06/18/2027	JPY	20,000	143

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Regional (State/Province) — continued
Kommunekredit, (Denmark),
0.00%, 11/17/2029	EUR	800	849
Reg. S, 2.88%, 01/19/2035	EUR	7,000	8,174
Kommuninvest I Sverige AB, (Sweden),
Reg. S, 0.25%, 11/26/2027	SEK	8,000	810
Reg. S, 3.00%, 06/18/2031	SEK	17,680	1,904
Series 2611, Reg. S, 1.00%, 11/12/2026	SEK	4,000	417
Kuntarahoitus OYJ, (Finland),
Reg. S, 0.00%, 10/14/2030	EUR	500	515
Reg. S, 0.00%, 03/02/2031	EUR	500	509
Reg. S, 0.05%, 09/06/2029	EUR	400	427
Reg. S, 0.05%, 09/10/2035	EUR	300	260
Reg. S, 0.25%, 02/25/2032	EUR	100	100
Reg. S, 0.75%, 09/07/2027	EUR	300	344
Reg. S, 1.25%, 02/23/2033	EUR	600	630
Reg. S, 2.50%, 08/29/2029	EUR	680	804
Reg. S, 2.63%, 12/14/2029	EUR	400	474
Reg. S, 2.63%, 06/14/2032	EUR	100	117
Reg. S, 2.75%, 02/02/2034	EUR	300	348
Reg. S, 2.88%, 01/18/2028	EUR	1,100	1,319
Reg. S, 3.00%, 09/25/2028	EUR	200	241
Reg. S, 3.13%, 07/29/2030	EUR	400	485
Land Baden-Wuerttemberg, (Germany),
Reg. S, 0.01%, 09/02/2030	EUR	400	415
Reg. S, 0.01%, 03/07/2031	EUR	400	407
Reg. S, 0.13%, 11/19/2040	EUR	100	72
Reg. S, 2.63%, 03/12/2030	EUR	300	356
Reg. S, 2.63%, 11/27/2030	EUR	400	473
Reg. S, 2.63%, 02/12/2035	EUR	400	459
Reg. S, 2.75%, 05/16/2029	EUR	900	1,077
Reg. S, 3.00%, 06/27/2033	EUR	1,000	1,194
Reg. S, 3.13%, 01/23/2040	EUR	450	522
Land Berlin, (Germany),
Reg. S, 0.01%, 07/02/2030	EUR	490	509
Reg. S, 0.05%, 08/06/2040	EUR	200	143
Reg. S, 0.10%, 01/18/2030	EUR	635	673
Reg. S, 0.13%, 11/24/2045	EUR	90	54
Reg. S, 0.15%, 02/22/2036	EUR	400	347
Reg. S, 0.63%, 02/05/2029	EUR	800	887
Reg. S, 0.63%, 07/15/2039	EUR	450	371
Reg. S, 0.63%, 01/26/2052	EUR	420	240
Reg. S, 1.25%, 06/01/2028	EUR	500	573
Reg. S, 1.63%, 08/02/2032	EUR	630	689
Reg. S, 2.38%, 06/04/2030	EUR	400	469
Reg. S, 2.63%, 01/24/2031	EUR	1,000	1,181
Reg. S, 2.75%, 01/16/2032	EUR	500	591
Reg. S, 2.88%, 04/05/2029	EUR	730	875
Reg. S, 2.88%, 02/15/2034	EUR	960	1,130
Reg. S, 3.00%, 03/13/2054	EUR	510	528
Series 490, Reg. S, 0.63%, 08/25/2036	EUR	650	584
Series 493, Reg. S, 0.63%, 02/08/2027	EUR	220	253
Series 495, Reg. S, 1.38%, 06/05/2037	EUR	260	251
Series 506, Reg. S, 1.38%, 08/27/2038	EUR	115	108

SEE NOTES TO FINANCIAL STATEMENTS.

108	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Regional (State/Province) — continued
Series 517, Reg. S, 0.01%, 05/18/2027	EUR	700	793
Series 518, Reg. S, 0.13%, 06/04/2035	EUR	600	534
Series 530, Reg. S, 0.10%, 01/18/2041	EUR	80	57
Series 535, Reg. S, 0.13%, 10/20/2031	EUR	490	493
Series 546, 2.75%, 02/14/2033	EUR	1,080	1,266
Series 557, Reg. S, 3.00%, 05/15/2029	EUR	700	843
Land Thueringen, (Germany),
Reg. S, 0.01%, 03/24/2031	EUR	300	305
Reg. S, 0.05%, 05/06/2030	EUR	260	272
Reg. S, 0.13%, 01/13/2051	EUR	100	49
0.50%, 03/02/2029	EUR	600	661
Reg. S, 1.25%, 12/05/2033	EUR	200	207
Reg. S, 2.50%, 09/03/2029	EUR	500	590
Reg. S, 2.88%, 04/02/2032	EUR	600	715
Reg. S, 3.00%, 11/15/2028	EUR	800	964
Ministeries Van de Vlaamse Gemeenschap, (Belgium),
Reg. S, 0.30%, 10/20/2031	EUR	900	903
Reg. S, 1.00%, 01/23/2051	EUR	100	61
Reg. S, 1.38%, 11/21/2033	EUR	500	514
Reg. S, 1.50%, 07/12/2038	EUR	100	92
Reg. S, 1.50%, 04/11/2044	EUR	100	81
Reg. S, 2.75%, 10/22/2029	EUR	2,000	2,374
Reg. S, 3.00%, 10/12/2032	EUR	100	118
Reg. S, 3.13%, 06/22/2034	EUR	2,200	2,577
Reg. S, 3.25%, 06/22/2037	EUR	1,000	1,149
Reg. S, 3.25%, 01/12/2043	EUR	600	652
Reg. S, 3.50%, 06/22/2045	EUR	1,300	1,449
Reg. S, 3.63%, 06/22/2032	EUR	200	245
Reg. S, 4.00%, 09/26/2042	EUR	300	361
Municipal Finance Authority of British Columbia, (Canada), 2.55%, 10/09/2029	CAD	300	216
New South Wales Treasury Corp., (Australia),
1.25%, 11/20/2030	AUD	1,990	1,143
Reg. S, 1.50%, 02/20/2032	AUD	2,450	1,356
Reg. S, 1.75%, 03/20/2034	AUD	5,430	2,822
Reg. S, 2.00%, 03/20/2031	AUD	1,310	773
Reg. S, 2.00%, 03/08/2033	AUD	3,840	2,121
2.25%, 11/20/2040	AUD	960	431
2.25%, 05/07/2041	AUD	400	177
Reg. S, 2.50%, 11/22/2032	AUD	50	29
Reg. S, 3.00%, 03/20/2028	AUD	4,480	2,912
Reg. S, 3.00%, 02/20/2030	AUD	4,590	2,918
Reg. S, 4.25%, 02/20/2036	AUD	2,440	1,514
Reg. S, 4.75%, 02/20/2035	AUD	1,820	1,194
Reg. S, 4.75%, 02/20/2037	AUD	400	256
Reg. S, 5.25%, 02/24/2038	AUD	2,000	1,323
Series 27, Reg. S, 3.00%, 05/20/2027	AUD	1,970	1,288
Series 29, Reg. S, 3.00%, 04/20/2029	AUD	10,000	6,433
Niedersachsen Invest GmbH, (Germany), Reg. S, 0.25%, 07/16/2035	EUR	400	363

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Regional (State/Province) — continued
Northern Territory Treasury Corp., (Australia),
Reg. S, 2.00%, 04/21/2031	AUD	300	174
Reg. S, 2.50%, 05/21/2032	AUD	800	461
Reg. S, 5.25%, 03/21/2034	AUD	800	534
5.75%, 04/21/2037	AUD	600	404
Province of Alberta Canada, (Canada), Reg. S, 1.40%, 02/20/2029	SEK	2,000	201
Province of British Columbia Canada, (Canada),
2.80%, 06/18/2048	CAD	400	223
7.25%, 09/01/2036		300	362
Province of Manitoba Canada, (Canada), 2.05%, 09/05/2052	CAD	100	45
Province of Nova Scotia Canada, (Canada),
3.15%, 12/01/2051	CAD	100	58
3.45%, 06/01/2045	CAD	200	126
Province of Ontario Canada, (Canada),
Reg. S, 0.01%, 11/25/2030	EUR	3,600	3,676
Reg. S, 0.25%, 06/09/2031	EUR	3,000	3,047
Reg. S, 0.38%, 04/08/2027	EUR	1,500	1,713
5.60%, 06/02/2035	CAD	300	252
Province of Quebec Canada, (Canada),
Reg. S, 0.00%, 10/15/2029	EUR	1,000	1,058
Reg. S, 0.50%, 01/25/2032	EUR	3,000	3,037
Reg. S, 0.88%, 05/04/2027	EUR	600	691
Reg. S, 0.88%, 07/05/2028	EUR	1,025	1,157
3.50%, 12/01/2045	CAD	200	128
4.50%, 09/08/2033		610	611
7.30%, 07/22/2026		320	330
Series PD, 7.50%, 09/15/2029		100	113
Province of Saskatchewan Canada, (Canada),
Reg. S, 3.30%, 05/08/2034	EUR	300	356
3.30%, 06/02/2048	CAD	400	245
Queensland Treasury Corp., (Australia),
Reg. S, 1.50%, 08/20/2032 (e)	AUD	2,380	1,288
Reg. S, 1.75%, 08/21/2031 (e)	AUD	2,170	1,241
Reg. S, 1.75%, 07/20/2034 (e)	AUD	2,660	1,357
Reg. S, 2.00%, 08/22/2033 (e)	AUD	6,400	3,463
Reg. S, 2.50%, 03/06/2029 (e)	AUD	570	361
Reg. S, 3.25%, 08/21/2029 (e)	AUD	2,970	1,920
Reg. S, 3.50%, 08/21/2030 (e)	AUD	2,140	1,381
Reg. S, 4.50%, 03/09/2033 (e)	AUD	1,680	1,107
Reg. S, 4.50%, 08/22/2035 (e)	AUD	650	413
Reg. S, 4.75%, 02/02/2034 (e)	AUD	770	509
Reg. S, 5.00%, 07/21/2037 (e)	AUD	2,180	1,407
Reg. S, 5.25%, 07/21/2036 (e)	AUD	1,040	695
Series 26, Reg. S, 3.25%, 07/21/2026 (e)	AUD	2,090	1,374
Series 27, Reg. S, 2.75%, 08/20/2027 (e)	AUD	400	260
Series 28, Reg. S, 3.25%, 07/21/2028 (e)	AUD	830	542

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	109

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Regional (State/Province) — continued
Series 47, Reg. S, 4.20%, 02/20/2047 (e)	AUD	490	266
Region of Ile de France, (France),
Reg. S, 0.00%, 04/20/2028	EUR	200	221
Reg. S, 0.63%, 04/23/2027	EUR	200	229
Reg. S, 2.23%, 07/19/2032	EUR	200	224
Reg. S, 2.90%, 04/30/2031	EUR	100	118
Reg. S, 3.65%, 05/25/2035	EUR	1,000	1,205
Region of Lazio Italy, (Italy), Reg. S, 3.09%, 03/31/2043	EUR	157	173
South Australian Government Financing Authority, (Australia),
Reg. S, 1.75%, 05/24/2032	AUD	670	374
Reg. S, 1.75%, 05/24/2034	AUD	1,000	515
Reg. S, 2.00%, 05/23/2036	AUD	689	338
Reg. S, 2.75%, 05/24/2030	AUD	1,070	670
Reg. S, 4.00%, 05/24/2029	AUD	1,000	666
Reg. S, 4.50%, 05/23/2031	AUD	2,400	1,614
Reg. S, 4.50%, 05/24/2033	AUD	1,600	1,051
Reg. S, 4.75%, 05/24/2038	AUD	400	252
State of Brandenburg, (Germany),
Reg. S, 0.13%, 01/26/2046	EUR	259	152
Reg. S, 0.50%, 11/21/2039	EUR	180	143
Reg. S, 1.13%, 07/04/2033	EUR	200	208
Reg. S, 1.45%, 11/26/2038	EUR	530	497
Reg. S, 2.50%, 01/25/2029	EUR	400	474
2.50%, 12/03/2030	EUR	1,000	1,174
Reg. S, 2.88%, 05/23/2034	EUR	500	588
Reg. S, 3.00%, 02/27/2032	EUR	200	240
3.00%, 07/20/2033	EUR	200	238
3.00%, 05/28/2035	EUR	300	354
State of Bremen, (Germany),
Series 215, Reg. S, 1.20%, 01/30/2034	EUR	40	41
Series 217, Reg. S, 1.00%, 05/27/2039	EUR	200	174
Series 224, Reg. S, 0.40%, 08/20/2049	EUR	30	17
Series 232, Reg. S, 0.55%, 02/04/2050	EUR	30	18
Series 241, Reg. S, 0.13%, 04/29/2030	EUR	100	105
Series 247, Reg. S, 0.15%, 09/14/2040	EUR	310	225
Series 250, Reg. S, 0.01%, 10/06/2028	EUR	640	700
Series 258, Reg. S, 0.50%, 05/06/2041	EUR	138	104
Series 265, Reg. S, 0.15%, 10/24/2031	EUR	200	201
Series 269, Reg. S, 0.45%, 03/15/2029	EUR	300	330
Series 272, Reg. S, 3.00%, 03/02/2033	EUR	1,140	1,360
Series 274, Reg. S, 2.75%, 01/30/2032	EUR	1,310	1,551
Series 276, Reg. S, 2.88%, 07/18/2031	EUR	700	835
Series 277, Reg. S, 2.50%, 11/20/2029	EUR	200	236
Series 278, Reg. S, 2.75%, 01/28/2033	EUR	200	235
State of Hesse, (Germany),
Reg. S, 0.13%, 10/10/2031	EUR	403	406
Reg. S, 1.75%, 07/05/2027	EUR	100	117
2.50%, 10/01/2031	EUR	200	234
Reg. S, 2.63%, 09/10/2027	EUR	760	905
Reg. S, 2.63%, 08/25/2034	EUR	420	483
Reg. S, 2.75%, 01/10/2034	EUR	300	350

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Regional (State/Province) — continued
Reg. S, 2.88%, 03/12/2029	EUR	500	600
Reg. S, 2.90%, 06/18/2035	EUR	100	117
Reg. S, 3.13%, 03/12/2035	EUR	600	717
Reg. S, 3.13%, 03/10/2039	EUR	340	394
Reg. S, 3.25%, 10/05/2028	EUR	980	1,189
Series 1801, Reg. S, 0.63%, 08/02/2028	EUR	230	258
Series 1803, Reg. S, 1.30%, 10/10/2033	EUR	400	418
Series 1905, Reg. S, 0.00%, 09/10/2029	EUR	830	884
Series 2006, Reg. S, 0.01%, 03/11/2030	EUR	990	1,039
Series 2010, Reg. S, 0.00%, 11/08/2030	EUR	500	515
Series 2104, Reg. S, 0.00%, 07/19/2028	EUR	200	220
Series 2301, 2.88%, 01/10/2033	EUR	1,100	1,304
Series 2501, Reg. S, 2.75%, 01/12/2032	EUR	800	947
State of Lower Saxony, (Germany),
Reg. S, 0.00%, 02/11/2027	EUR	1,960	2,235
Reg. S, 0.01%, 02/19/2029	EUR	200	217
Reg. S, 0.01%, 01/10/2031	EUR	779	798
Reg. S, 0.05%, 03/09/2035	EUR	577	515
Reg. S, 0.13%, 01/09/2032	EUR	560	560
Reg. S, 0.38%, 05/14/2029	EUR	1,500	1,637
Reg. S, 1.50%, 10/17/2029	EUR	200	227
Reg. S, 2.50%, 01/09/2030	EUR	300	354
Reg. S, 2.63%, 03/15/2029	EUR	200	238
Reg. S, 2.63%, 03/18/2032	EUR	500	586
Reg. S, 2.75%, 03/25/2030	EUR	300	358
Reg. S, 2.75%, 02/17/2031	EUR	700	832
Reg. S, 2.75%, 08/04/2033	EUR	300	352
Reg. S, 2.75%, 02/24/2034	EUR	200	233
Reg. S, 2.75%, 01/09/2035	EUR	650	753
Series 879, Reg. S, 0.75%, 02/15/2028	EUR	400	454
Series 884, Reg. S, 0.88%, 10/25/2028	EUR	1,320	1,485
Series 889, Reg. S, 0.00%, 07/10/2026	EUR	500	577
Series 898, Reg. S, 0.01%, 08/13/2030	EUR	749	777
Series 901, Reg. S, 0.01%, 11/25/2027	EUR	100	112
Series 908, Reg. S, 0.25%, 04/09/2029	EUR	700	762
Series 909, Reg. S, 0.75%, 03/21/2031	EUR	200	213
Series 917, Reg. S, 2.63%, 01/09/2034	EUR	700	809
State of Mecklenburg-Western Pomerania, (Germany),
2.55%, 01/12/2032	EUR	450	526
Reg. S, 2.95%, 06/05/2034	EUR	100	118
Reg. S, 3.00%, 04/17/2035	EUR	200	237
State of North Rhine-Westphalia Germany, (Germany),
Reg. S, 0.00%, 01/15/2029	EUR	661	718
Reg. S, 0.00%, 11/26/2029	EUR	400	424
Reg. S, 0.13%, 06/04/2031	EUR	2,300	2,343

SEE NOTES TO FINANCIAL STATEMENTS.

110	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Regional (State/Province) — continued
Reg. S, 0.20%, 03/31/2027	EUR	686	783
Reg. S, 0.20%, 04/09/2030	EUR	2,474	2,616
Reg. S, 0.20%, 01/27/2051	EUR	270	136
Reg. S, 0.38%, 09/02/2050	EUR	385	208
Reg. S, 0.50%, 11/25/2039	EUR	110	88
Reg. S, 0.60%, 06/04/2041	EUR	300	231
Reg. S, 0.75%, 08/16/2041	EUR	360	283
Reg. S, 0.80%, 07/30/2049	EUR	100	65
Reg. S, 0.90%, 11/15/2028	EUR	600	675
Reg. S, 0.95%, 03/13/2028	EUR	144	164
Reg. S, 0.95%, 01/10/2121	EUR	945	356
Reg. S, 1.00%, 10/16/2046	EUR	1,360	984
Reg. S, 1.25%, 05/12/2036	EUR	1,400	1,366
Reg. S, 1.38%, 01/15/2120	EUR	1,044	485
Reg. S, 1.45%, 02/16/2043	EUR	100	86
Reg. S, 1.45%, 01/19/2122	EUR	500	248
Reg. S, 1.63%, 10/24/2030	EUR	1,000	1,124
Reg. S, 1.65%, 02/22/2038	EUR	480	474
Reg. S, 1.65%, 05/16/2047	EUR	220	183
Reg. S, 1.75%, 10/26/2057	EUR	172	126
Reg. S, 1.75%, 07/11/2068	EUR	104	71
Reg. S, 1.95%, 09/26/2078	EUR	254	174
Reg. S, 2.00%, 06/15/2032	EUR	450	506
Reg. S, 2.15%, 03/21/2119	EUR	376	261
Reg. S, 2.50%, 10/15/2029	EUR	550	650
Reg. S, 2.65%, 01/15/2030	EUR	700	831
Reg. S, 2.70%, 09/05/2034	EUR	700	810
Reg. S, 2.75%, 01/15/2032	EUR	930	1,101
Reg. S, 2.90%, 06/07/2033	EUR	1,690	1,999
Reg. S, 2.90%, 01/15/2053	EUR	390	398
Reg. S, 3.00%, 01/27/2028	EUR	400	481
Reg. S, 3.00%, 06/06/2029	EUR	800	965
Reg. S, 3.00%, 03/20/2054	EUR	700	728
Reg. S, 3.38%, 10/31/2028	EUR	500	609
Reg. S, 3.40%, 03/07/2073	EUR	2,410	2,581
Series 15YR, Reg. S, 0.00%, 10/12/2035	EUR	1,454	1,254
Series 15YR, Reg. S, 1.10%, 03/13/2034	EUR	240	244
Series 1250, Reg. S, 2.38%, 05/13/2033	EUR	1,050	1,199
Series 1416, Reg. S, 0.63%, 07/21/2031	EUR	1,000	1,046
Series 1439, Reg. S, 1.55%, 06/16/2048	EUR	2,800	2,251
State of Rhineland-Palatinate, (Germany),
Reg. S, 0.01%, 02/25/2028	EUR	500	556
Reg. S, 0.01%, 01/21/2031	EUR	410	419
Reg. S, 0.38%, 01/26/2027	EUR	220	252
Reg. S, 0.38%, 03/10/2051	EUR	200	108
Reg. S, 0.75%, 02/23/2032	EUR	490	510
Reg. S, 2.75%, 02/23/2028	EUR	300	358
Reg. S, 2.75%, 07/25/2031	EUR	400	474
Reg. S, 3.00%, 05/02/2034	EUR	750	890
Series 117, Reg. S, 0.05%, 01/23/2030	EUR	900	951

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Regional (State/Province) — continued
State of Saarland, (Germany),
Reg. S, 0.05%, 11/05/2040	EUR	68	48
2.75%, 01/18/2030	EUR	300	358
2.75%, 04/10/2031	EUR	200	237
Reg. S, 3.00%, 01/19/2035	EUR	375	443
State of Saxony-Anhalt, (Germany),
Reg. S, 0.00%, 03/10/2031	EUR	280	286
0.35%, 02/09/2032	EUR	600	609
Reg. S, 0.50%, 03/24/2051	EUR	123	69
2.45%, 02/13/2030	EUR	700	824
2.75%, 05/19/2032	EUR	200	236
2.85%, 01/29/2035	EUR	500	584
3.15%, 02/06/2054	EUR	150	160
Series 10Y, Reg. S, 0.75%, 01/29/2029	EUR	200	223
Series 32, Reg. S, 2.95%, 06/20/2033	EUR	650	773
State of Schleswig-Holstein Germany, (Germany),
Reg. S, 0.01%, 05/22/2030	EUR	300	313
Reg. S, 0.05%, 07/08/2031	EUR	400	404
Reg. S, 0.13%, 06/12/2029	EUR	431	465
Reg. S, 0.38%, 02/08/2027	EUR	310	355
Reg. S, 0.50%, 03/22/2029	EUR	440	484
Reg. S, 0.63%, 08/31/2028	EUR	140	157
Reg. S, 1.38%, 07/14/2027	EUR	250	290
Reg. S, 2.38%, 09/22/2032	EUR	430	495
Reg. S, 2.75%, 08/02/2032	EUR	200	236
Reg. S, 2.75%, 06/13/2033	EUR	100	117
Reg. S, 2.88%, 06/25/2029	EUR	400	479
Reg. S, 2.88%, 05/30/2034	EUR	500	588
Reg. S, 2.88%, 04/10/2035	EUR	300	351
Reg. S, 3.00%, 08/16/2033	EUR	400	477
Tasmanian Public Finance Corp., (Australia),
Reg. S, 4.00%, 01/20/2034	AUD	1,000	619
4.75%, 01/25/2035	AUD	400	258
Reg. S, 5.25%, 01/23/2036	AUD	600	398
Treasury Corp. of Victoria, (Australia),
1.25%, 11/19/2027	AUD	2,370	1,482
Reg. S, 1.50%, 11/20/2030	AUD	1,400	810
Reg. S, 1.50%, 09/10/2031	AUD	2,500	1,403
Reg. S, 2.00%, 09/17/2035	AUD	4,570	2,292
Reg. S, 2.25%, 09/15/2033	AUD	10,260	5,655
Reg. S, 2.25%, 11/20/2034	AUD	5,150	2,726
2.25%, 11/20/2041	AUD	2,500	1,067
Reg. S, 2.50%, 10/22/2029	AUD	4,200	2,624
Reg. S, 3.00%, 10/20/2028	AUD	3,390	2,190
4.25%, 12/20/2032	AUD	3,210	2,088
Reg. S, 4.75%, 09/15/2036	AUD	1,500	960
Reg. S, 5.25%, 09/15/2038	AUD	1,920	1,259
Reg. S, 5.25%, 09/15/2044	AUD	460	292
5.50%, 11/17/2026	AUD	1,880	1,273
Western Australian Treasury Corp., (Australia),
Reg. S, 1.50%, 10/22/2030	AUD	780	455

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	111

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Regional (State/Province) — continued
Reg. S, 2.25%, 07/23/2041	AUD	50	22
Reg. S, 4.25%, 07/20/2033	AUD	2,000	1,302
Series 27, Reg. S, 3.00%, 10/21/2027	AUD	1,070	699
Series 28, Reg. S, 3.25%, 07/20/2028	AUD	1,000	654
Series 29, Reg. S, 2.75%, 07/24/2029	AUD	2,670	1,699

Total Regional (State/Province)			271,394

Diversified Financial Services — 0.1%
CDP Financial, Inc., (Canada),
Reg. S, 1.13%, 04/06/2027	EUR	2,000	2,314
5.60%, 11/25/2039 (e)		250	257
CPPIB Capital, Inc., (Canada),
Reg. S, 0.05%, 02/24/2031	EUR	1,000	1,015
Reg. S, 0.25%, 04/06/2027	EUR	300	342
Reg. S, 0.75%, 07/15/2049	EUR	600	379
Reg. S, 1.63%, 10/22/2071	GBP	2,000	995
OMERS Finance Trust, (Canada),
Reg. S, 2.60%, 05/14/2029	CAD	500	361
Reg. S, 3.13%, 01/25/2029	EUR	500	601
Ontario Teachers’ Finance Trust, (Canada),
Reg. S, 0.10%, 05/19/2028	EUR	100	111
Reg. S, 0.90%, 05/20/2041	EUR	1,650	1,304
Reg. S, 3.30%, 10/05/2029	EUR	800	970
PSP Capital, Inc., (Canada), 3.25%, 07/02/2034 (e)	EUR	2,600	3,074

Total Diversified Financial Services			11,723

Electric — 0.0% (g)
Hydro-Quebec, (Canada),
6.00%, 02/15/2040	CAD	300	261
Series HH, 8.50%, 12/01/2029		100	117
Series HK, 9.38%, 04/15/2030		500	605
Ontario Electricity Financial Corp., (Canada), Series 40, Zero Coupon, 04/11/2031	CAD	1,500	902

Total Electric			1,885

Multi-National — 0.1%
International Bank for Reconstruction & Development, (Supranational),
Zero Coupon, 07/15/2029		338	284
Zero Coupon, 11/01/2029		165	137
Zero Coupon, 05/01/2030		228	186
Zero Coupon, 10/31/2030		1,500	1,182
Zero Coupon, 03/11/2031		155	121
Reg. S, 0.20%, 01/21/2061	EUR	1,000	383
0.50%, 06/21/2035	EUR	50	46
0.65%, 02/10/2026		750	733
Reg. S, 0.70%, 10/22/2046	EUR	2,000	1,371
1.00%, 12/21/2029	GBP	2,000	2,412
2.14%, 02/04/2041		1,000	668
(SOFR Compounded Index + 0.26%), 2.33%, 05/31/2026 (aa)		1,000	980
2.95%, 01/16/2035	EUR	6,100	7,188
4.00%, 08/27/2026		80	80
4.63%, 08/01/2028		250	256
4.63%, 01/15/2032		185	191
Total Multi-National			16,218

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Transportation — 0.1%
Regie Autonome des Transports Parisiens EPIC, (France),
Reg. S, 0.35%, 06/20/2029	EUR	500	539
Reg. S, 0.40%, 12/19/2036	EUR	867	847
Reg. S, 0.88%, 05/25/2027	EUR	100	115
Reg. S, 1.88%, 05/25/2032	EUR	100	108
Reg. S, 3.25%, 04/11/2033	EUR	100	118
Reg. S, 3.25%, 05/25/2034	EUR	300	351
SNCF Reseau, (France),
Reg. S, 0.75%, 05/25/2036	EUR	300	264
Reg. S, 0.88%, 01/22/2029	EUR	600	667
Reg. S, 1.00%, 11/09/2031	EUR	300	313
Reg. S, 1.13%, 05/19/2027	EUR	700	808
Reg. S, 1.13%, 05/25/2030	EUR	500	545
Reg. S, 1.50%, 05/29/2037	EUR	300	280
Reg. S, 2.00%, 11/12/2026	CHF	300	386
Reg. S, 2.00%, 02/05/2048	EUR	100	80
Reg. S, 2.25%, 12/20/2047	EUR	400	340
Reg. S, 3.13%, 10/25/2028	EUR	1,800	2,159
Reg. S, 4.25%, 10/07/2026	EUR	600	726
4.70%, 06/01/2035	CAD	100	75
Reg. S, 5.00%, 10/10/2033	EUR	2,000	2,650
Reg. S, 5.00%, 03/11/2052	GBP	145	176
Reg. S, 5.25%, 12/07/2028	GBP	300	425
Societe Nationale SNCF SACA, (France),
Reg. S, 0.63%, 04/17/2030	EUR	1,500	1,602
Reg. S, 1.00%, 05/25/2040	EUR	100	80
Reg. S, 1.00%, 01/19/2061	EUR	100	45
Reg. S, 1.50%, 02/02/2029	EUR	800	907
Reg. S, 3.13%, 05/25/2034	EUR	1,000	1,160
Reg. S, 3.38%, 05/25/2033	EUR	1,200	1,433
Reg. S, 3.63%, 04/03/2035	EUR	1,000	1,199
Reg. S, 5.38%, 03/18/2027	GBP	400	558

Total Transportation			18,956

Municipal — 0.2%
Auckland Council, (New Zealand),
Reg. S, 0.13%, 09/26/2029	EUR	1,000	1,060
Reg. S, 0.25%, 11/17/2031	EUR	600	598
Reg. S, 1.00%, 01/19/2027	EUR	300	347
Reg. S, 1.50%, 11/28/2025	CHF	300	380
Autonomous Community of Catalonia, (Spain), 4.22%, 04/26/2035	EUR	100	121
Autonomous Region of the Azores, (Portugal),
Reg. S, 1.10%, 09/27/2036	EUR	200	177
Reg. S, 2.16%, 04/06/2032	EUR	300	328
Basque Government, (Spain),
Reg. S, 0.25%, 04/30/2031	EUR	300	307
Reg. S, 0.45%, 04/30/2032	EUR	400	401
Reg. S, 0.85%, 04/30/2030	EUR	50	55
Reg. S, 1.88%, 07/30/2033	EUR	200	217
Reg. S, 3.25%, 04/30/2035	EUR	300	354
Reg. S, 3.40%, 04/30/2034	EUR	300	361
Reg. S, 3.50%, 04/30/2033	EUR	200	244

SEE NOTES TO FINANCIAL STATEMENTS.

112	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Municipal — continued
Canton of Geneva Switzerland, (Switzerland),
Reg. S, 0.03%, 06/28/2030	CHF	1,250	1,543
Reg. S, 0.40%, 04/28/2036	CHF	300	360
Canton of Zurich, (Switzerland),
Reg. S, 0.00%, 06/23/2028	CHF	800	1,003
Reg. S, 0.00%, 11/10/2033	CHF	700	837
Reg. S, 0.10%, 06/23/2045	CHF	50	52
City of Milan Italy, (Italy), 4.02%, 06/29/2035	EUR	40	46
City of Montreal Canada, (Canada), 1.75%, 09/01/2030	CAD	500	341
City of Ottawa Ontario, (Canada), 4.45%, 06/04/2033	CAD	200	155
City of Quebec Canada, (Canada),
2.10%, 07/06/2031	CAD	300	203
2.65%, 12/20/2027	CAD	565	412
City of Toronto Canada, (Canada),
2.60%, 09/24/2039	CAD	300	179
2.95%, 04/28/2035	CAD	200	135
Communaute Francaise de Belgique, (Belgium),
0.00%, 06/22/2029	EUR	200	212
Reg. S, 0.25%, 01/23/2030	EUR	300	316
Reg. S, 1.63%, 05/03/2032	EUR	200	215
Reg. S, 3.38%, 06/22/2034	EUR	200	236
Reg. S, 3.75%, 06/22/2033	EUR	100	122
Reg. S, 3.80%, 06/22/2040	EUR	400	465
Comunidad Autonoma de Canarias, (Spain), Reg. S, 0.71%, 10/31/2031	EUR	300	307
Emissionskonsortium der gemeinsamen Landesfoerderinstitute, (Germany), Reg. S, 2.50%, 09/28/2029	EUR	300	354
Junta de Andalucia, (Spain),
Reg. S, 0.50%, 04/30/2031	EUR	363	374
Reg. S, 1.38%, 04/30/2029	EUR	30	34
Reg. S, 2.40%, 04/30/2032	EUR	200	227
Reg. S, 3.20%, 04/30/2030	EUR	400	482
Reg. S, 3.25%, 10/31/2033	EUR	200	238
Reg. S, 3.30%, 04/30/2035	EUR	300	352
Reg. S, 3.40%, 04/30/2034	EUR	500	596
Junta de Castilla y Leon, (Spain),
Reg. S, 0.43%, 04/30/2030	EUR	62	66
Reg. S, 2.90%, 04/30/2032	EUR	400	470
New Zealand Local Government Funding Agency Bond, (New Zealand),
Reg. S, 1.50%, 04/20/2029	NZD	2,000	1,114
Reg. S, 2.00%, 04/15/2037	NZD	250	109
Reg. S, 2.88%, 04/01/2030	EUR	1,500	1,789
3.50%, 04/14/2033	NZD	2,100	1,176
Regiao Autonoma Madeira, (Portugal), 0.94%, 05/29/2032	EUR	1,200	1,232
Region Wallonne Belgium, (Belgium),
Reg. S, 0.38%, 10/22/2031	EUR	100	100

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Municipal — continued
Reg. S, 0.50%, 06/22/2037	EUR	100	82
Reg. S, 1.05%, 06/22/2040	EUR	100	79
Reg. S, 1.25%, 05/03/2034	EUR	200	198
Reg. S, 1.38%, 04/06/2032	EUR	400	422
Reg. S, 2.88%, 01/14/2038	EUR	600	646
Reg. S, 3.00%, 12/06/2030	EUR	2,000	2,371
Reg. S, 3.13%, 06/22/2032	EUR	1,300	1,527
Reg. S, 3.25%, 06/22/2033	EUR	400	471
Reg. S, 3.50%, 06/22/2035	EUR	500	588
Reg. S, 3.50%, 03/15/2043	EUR	400	436
Reg. S, 3.75%, 04/22/2039	EUR	400	467
Reg. S, 3.90%, 06/22/2054	EUR	500	550
State of Lower Austria, (Austria),
Reg. S, 0.00%, 11/16/2035	EUR	300	256
3.13%, 10/30/2036	EUR	100	116
Reg. S, 3.63%, 10/04/2033	EUR	300	369
Tokyo Metropolitan Government, (Japan), Reg. S, 0.75%, 07/16/2025		1,000	998
Ville de Paris, (France),
Reg. S, 0.75%, 11/30/2041	EUR	100	73
Reg. S, 1.38%, 11/20/2034	EUR	300	294
Reg. S, 1.63%, 02/02/2033	EUR	200	210
Reg. S, 1.75%, 05/25/2031	EUR	200	221
3.02%, 10/25/2029	EUR	400	472
Reg. S, 3.50%, 02/05/2036	EUR	200	236
Reg. S, 3.50%, 02/02/2044	EUR	100	110
Reg. S, 3.75%, 05/25/2040	EUR	100	117
Reg. S, 3.75%, 06/22/2048	EUR	300	340
3.88%, 12/29/2025	EUR	600	712
Xunta de Galicia, (Spain),
Reg. S, 0.27%, 07/30/2028	EUR	300	332
Reg. S, 1.45%, 04/30/2029	EUR	200	226
Reg. S, 3.30%, 04/30/2031	EUR	300	363

Total Municipal			34,084

Commercial Services — 0.1%
Adif Alta Velocidad, (Spain),
Reg. S, 0.55%, 04/30/2030	EUR	200	211
Reg. S, 0.55%, 10/31/2031	EUR	200	201
Reg. S, 0.95%, 04/30/2027	EUR	400	461
Reg. S, 3.13%, 01/31/2030	EUR	700	835
Reg. S, 3.25%, 05/31/2029	EUR	900	1,081
Reg. S, 3.50%, 07/30/2028	EUR	100	121
Reg. S, 3.50%, 07/30/2029	EUR	200	242
Reg. S, 3.50%, 04/30/2032	EUR	300	360
Reg. S, 3.63%, 04/30/2035	EUR	300	356
Reg. S, 3.65%, 04/30/2034	EUR	100	120
Reg. S, 3.90%, 04/30/2033	EUR	400	491
Autobahnen- und Schnell- strassen-Finanzierungs AG, (Austria),
Reg. S, 0.00%, 07/16/2027	EUR	200	226
Reg. S, 0.10%, 07/09/2029	EUR	700	752
Reg. S, 0.10%, 07/16/2035	EUR	400	350
Reg. S, 0.13%, 06/02/2031	EUR	300	305
Reg. S, 2.13%, 09/13/2028	EUR	200	235

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	113

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Commercial Services — continued
Reg. S, 2.75%, 06/11/2032	EUR	300	353
Reg. S, 2.75%, 06/20/2033	EUR	130	152
Reg. S, 2.75%, 10/02/2034	EUR	200	230
Korea Expressway Corp., (South Korea), Reg. S, 3.10%, 06/08/2026		800	780

Total Commercial Services			7,862

Pipelines — 0.0% (g)
Gestion Securite de Stocks Securite SA, (France),
Reg. S, 0.63%, 10/20/2028	EUR	300	333
Reg. S, 1.50%, 10/25/2027	EUR	1,000	1,158
Reg. S, 3.00%, 11/25/2031	EUR	300	353
Reg. S, 3.38%, 06/29/2030	EUR	1,300	1,576
Reg. S, 3.50%, 11/25/2029	EUR	300	364

Total Pipelines			3,784

Oil & Gas — 0.0% (g)
Korea National Oil Corp., (South Korea), Reg. S, 0.26%, 07/30/2027	CHF	300	377

Total Foreign Government Securities (Cost $8,783,461)			9,108,330

Mortgage-Backed Securities — 13.2%
UMBS Collateral — 9.0%
FHLMC Pool, Single Family, 15 years,
1.50%, 12/01/2035		291	260
1.50%, 03/01/2036		447	398
1.50%, 02/01/2037		654	581
1.50%, 03/01/2037		681	604
2.00%, 12/01/2035		566	520
2.00%, 02/01/2036		3,799	3,491
2.00%, 03/01/2036		323	297
2.00%, 05/01/2036		2,226	2,044
2.00%, 08/01/2036		952	874
2.00%, 10/01/2036		494	453
2.00%, 11/01/2036		2,830	2,596
2.00%, 12/01/2036		283	260
2.00%, 01/01/2037		3,420	3,141
2.00%, 04/01/2037		1,311	1,197
2.00%, 05/01/2037		813	743
2.00%, 06/01/2037		1,572	1,436
2.00%, 07/01/2038		735	671
2.50%, 07/01/2032		1,315	1,263
2.50%, 10/01/2035		6,475	6,067
2.50%, 07/01/2036		994	930
2.50%, 04/01/2037		118	110
2.50%, 05/01/2037		298	278
2.50%, 11/01/2037		1,861	1,737
3.00%, 04/01/2028		15	15
3.00%, 10/01/2028		605	594
3.00%, 04/01/2029		15	15
3.00%, 05/01/2030		3	3
3.00%, 06/01/2030		342	335
3.00%, 11/01/2030		67	65
3.00%, 11/01/2031		17	16

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

UMBS Collateral — continued
3.00%, 11/01/2032	74		72
3.00%, 01/01/2033	35		34
3.00%, 04/01/2037	296		283
3.00%, 07/01/2038	586		559
3.50%, 11/01/2025	22		22
3.50%, 09/01/2033	197		194
3.50%, 02/01/2034	480		472
3.50%, 05/01/2035	429		417
4.00%, 07/01/2025	—	(h)	—	(h)
4.00%, 05/01/2026	2		2
4.00%, 07/01/2029	28		28
4.00%, 11/01/2033	2		2
4.00%, 01/01/2034	11		11
4.00%, 08/01/2037	110		108
4.00%, 02/01/2038	112		110
4.00%, 12/01/2039	1,083		1,060
FHLMC Pool, Single Family, 20 years,
3.00%, 07/01/2042	306		278
3.00%, 08/01/2042	108		98
3.50%, 06/01/2039	207		199
3.50%, 07/01/2039	119		115
3.50%, 08/01/2039	468		449
3.50%, 09/01/2039	292		280
FHLMC Pool, Single Family, 30 years,
1.50%, 02/01/2051	21		16
1.50%, 04/01/2051	39		30
1.50%, 05/01/2051	4,896		3,682
1.50%, 07/01/2051	820		617
2.00%, 09/01/2050	631		504
2.00%, 10/01/2050	3,888		3,104
2.00%, 02/01/2051	3,501		2,793
2.00%, 03/01/2051	2,545		2,039
2.00%, 05/01/2051	10,053		7,998
2.00%, 06/01/2051	1,185		945
2.00%, 07/01/2051	1,218		976
2.00%, 10/01/2051	1,553		1,246
2.00%, 11/01/2051	5,058		4,055
2.00%, 12/01/2051	3,979		3,167
2.00%, 01/01/2052	432		343
2.00%, 02/01/2052	1,949		1,544
2.00%, 03/01/2052	4,199		3,332
2.00%, 04/01/2052	4,779		3,792
2.00%, 08/01/2052	793		630
2.50%, 11/01/2050 (gg)	20,387		17,018
2.50%, 12/01/2050	701		586
2.50%, 02/01/2051	10,994		9,195
2.50%, 04/01/2051	369		307
2.50%, 08/01/2051 (gg)	13,126		11,055
2.50%, 11/01/2051	689		578
2.50%, 02/01/2052	7,535		6,267
2.50%, 03/01/2052	1,530		1,281
2.50%, 04/01/2052	182		152
3.00%, 02/01/2049	1,854		1,651
3.00%, 11/01/2049	1,315		1,166

SEE NOTES TO FINANCIAL STATEMENTS.

114	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Mortgage-Backed Securities — continued
UMBS Collateral — continued
3.00%, 05/01/2050	2,997	2,650
3.00%, 07/01/2050	1,559	1,353
3.00%, 08/01/2050	3,348	2,956
3.00%, 10/01/2050	684	598
3.00%, 12/01/2050	227	198
3.00%, 06/01/2051	2,799	2,428
3.00%, 07/01/2051	5,218	4,597
3.00%, 11/01/2051	1,667	1,450
3.00%, 12/01/2051	3,406	2,948
3.00%, 02/01/2052	893	773
3.00%, 03/01/2052	2,558	2,218
3.00%, 04/01/2052	4,163	3,623
3.00%, 05/01/2052	1,618	1,402
3.00%, 07/01/2052	602	521
3.50%, 03/01/2042	1	1
3.50%, 09/01/2042	1,871	1,756
3.50%, 07/01/2043	2	1
3.50%, 11/01/2047	278	255
3.50%, 02/01/2048	1,452	1,330
3.50%, 03/01/2048	243	224
3.50%, 05/01/2048	3,214	2,941
3.50%, 06/01/2048	3	3
3.50%, 01/01/2049	34	32
3.50%, 02/01/2049	443	410
3.50%, 09/01/2049	1,842	1,683
3.50%, 10/01/2049	1,737	1,585
3.50%, 04/01/2050	2,470	2,271
3.50%, 09/01/2052	1,135	1,023
4.00%, 05/01/2045	3,722	3,548
4.00%, 10/01/2048	2,306	2,181
4.00%, 04/01/2049	1,872	1,768
4.00%, 09/01/2049	1,186	1,120
4.00%, 05/01/2050	863	809
4.00%, 08/01/2050	902	847
4.00%, 09/01/2050	7,792	7,321
4.00%, 04/01/2052	52	49
4.00%, 06/01/2052	840	783
4.00%, 07/01/2052	825	768
4.00%, 08/01/2052	1,528	1,425
4.00%, 09/01/2052	502	467
4.00%, 10/01/2052	499	468
4.00%, 02/01/2053	404	380
4.50%, 12/01/2047	151	147
4.50%, 04/01/2048	228	223
4.50%, 08/01/2048	17	17
4.50%, 09/01/2048	578	562
4.50%, 08/01/2049	1,077	1,048
4.50%, 09/01/2050	752	730
4.50%, 10/01/2050	3,087	2,979
4.50%, 07/01/2052	181	174
4.50%, 08/01/2052	444	426
4.50%, 12/01/2052	1,525	1,476
4.50%, 08/01/2053	90	86
5.00%, 12/01/2049	317	317

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

UMBS Collateral — continued
5.00%, 08/01/2052	220	218
5.00%, 09/01/2052	521	515
5.00%, 10/01/2052	257	254
5.00%, 11/01/2052	212	209
5.00%, 01/01/2053	3,482	3,436
5.00%, 04/01/2053	1,178	1,160
5.00%, 06/01/2053	166	165
5.00%, 04/01/2054	1,216	1,198
5.00%, 05/01/2054	502	493
5.00%, 10/01/2054	4,613	4,541
5.00%, 12/01/2054	1,508	1,491
5.50%, 11/01/2052	678	683
5.50%, 12/01/2052	1,051	1,062
5.50%, 01/01/2053	740	746
5.50%, 02/01/2053	500	506
5.50%, 03/01/2053	460	463
5.50%, 04/01/2053	351	352
5.50%, 05/01/2053	1,740	1,748
5.50%, 06/01/2053	96	97
5.50%, 09/01/2053	4,003	4,008
5.50%, 03/01/2054	2,375	2,381
5.50%, 05/01/2054	3,583	3,604
5.50%, 07/01/2054	322	323
5.50%, 08/01/2054	451	456
5.50%, 09/01/2054	459	464
5.50%, 11/01/2054	3,188	3,212
5.50%, 12/01/2054	1,401	1,414
5.50%, 01/01/2055	924	932
5.50%, 03/01/2055	4,994	5,024
6.00%, 06/01/2053	288	295
6.00%, 08/01/2053	2,502	2,569
6.00%, 09/01/2053	760	776
6.00%, 02/01/2054	424	435
6.00%, 04/01/2054	336	346
6.00%, 05/01/2054	9,451	9,703
6.00%, 07/01/2054	1,074	1,100
6.00%, 08/01/2054	935	955
6.00%, 09/01/2054	2,914	2,997
6.00%, 11/01/2054	1,084	1,110
6.00%, 12/01/2054	872	899
6.00%, 01/01/2055	2,734	2,806
6.00%, 02/01/2055	6,003	6,126
6.00%, 03/01/2055	978	1,009
6.00%, 04/01/2055 (gg)	22,631	23,307
6.00%, 05/01/2055	1,255	1,280
6.00%, 06/01/2055	441	454
6.50%, 09/01/2053	642	664
6.50%, 10/01/2053	421	439
6.50%, 11/01/2053	188	194
6.50%, 12/01/2053	989	1,026
6.50%, 01/01/2054	1,357	1,414
6.50%, 02/01/2054	637	660
6.50%, 05/01/2054	642	670
6.50%, 09/01/2054	1,225	1,281

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	115

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Mortgage-Backed Securities — continued
UMBS Collateral — continued
FNMA or FHLMC, Single Family, 15 years,
TBA, 1.50%, 07/01/2040 (w)	2,241	1,989
TBA, 2.00%, 07/01/2040 (w)	4,525	4,132
TBA, 2.50%, 07/01/2040 (w)	1,950	1,820
TBA, 3.00%, 07/01/2040 (w)	2,650	2,527
TBA, 3.50%, 07/01/2027 (w)	3,450	3,332
TBA, 4.00%, 07/01/2040 (w)	2,300	2,249
TBA, 4.50%, 07/01/2040 (w)	6,800	6,757
TBA, 5.50%, 07/01/2040 (w)	3,000	3,054
FNMA or FHLMC, Single Family, 30 years,
TBA, 1.50%, 07/01/2055 (w)	7,300	5,484
TBA, 2.00%, 07/01/2055 (w)	117,950	93,332
TBA, 2.50%, 07/01/2055 (w)	35,600	29,523
TBA, 3.00%, 05/25/2044 (w)	59,403	51,367
TBA, 3.50%, 07/01/2055 (w)	24,429	22,000
TBA, 4.00%, 07/01/2055 (w)	8,550	7,948
TBA, 4.50%, 07/01/2055 (w)	8,268	7,906
TBA, 4.50%, 08/01/2055 (w)	29,900	28,582
TBA, 5.00%, 07/01/2055 (w)	4,454	4,365
TBA, 5.00%, 08/01/2055 (w)	39,500	38,689
TBA, 5.50%, 07/01/2055 (w)	16,143	16,140
TBA, 5.50%, 08/01/2055 (w)	7,900	7,893
TBA, 6.00%, 07/01/2055 (w)	12,250	12,452
TBA, 6.00%, 08/01/2055 (w)	148,900	151,225
TBA, 6.50%, 07/01/2055 (w)	6,750	6,967
TBA, 6.50%, 08/01/2055 (w)	23,350	24,068
TBA, 7.00%, 08/13/2055 (w)	3,000	3,146
TBA, 7.00%, 09/01/2055 (w)	1,300	1,362
FNMA Pool,
2.00%, 11/01/2027	151	147
3.50%, 09/01/2027	43	43
3.50%, 12/01/2028	29	29
4.80%, 11/01/2032 (w) (bb)	697	704
5.17%, 07/01/2035 (w) (bb)	2,500	2,533
5.18%, 08/01/2030 (bb)	1,351	1,396
5.46%, 05/01/2033 (w) (bb)	1,120	1,151
FNMA Pool, Single Family, 15 years,
1.50%, 10/01/2036	427	380
1.50%, 11/01/2036	378	337
1.50%, 03/01/2037	379	337
1.50%, 05/01/2037	153	136
1.50%, 08/01/2037	422	375
2.00%, 02/01/2028	7	6
2.00%, 09/01/2028	58	57
2.00%, 11/01/2028	57	55
2.00%, 07/01/2032	7	6
2.00%, 12/01/2035	630	579
2.00%, 02/01/2036	4,715	4,323
2.00%, 03/01/2036	349	320
2.00%, 08/01/2036	890	817
2.00%, 10/01/2036	282	258
2.00%, 11/01/2036	1,837	1,688
2.00%, 12/01/2036	953	872
2.00%, 01/01/2037	444	407

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

UMBS Collateral — continued
2.00%, 02/01/2037	777	710
2.00%, 04/01/2037	904	832
2.00%, 05/01/2037	561	512
2.50%, 08/01/2035	182	171
2.50%, 03/01/2036	1,662	1,563
2.50%, 07/01/2036	665	624
2.50%, 08/01/2036	103	96
2.50%, 03/01/2037	192	179
2.50%, 04/01/2037	399	373
2.50%, 05/01/2037	105	98
3.00%, 10/01/2026	20	20
3.00%, 11/01/2026	289	286
3.00%, 12/01/2026	37	37
3.00%, 01/01/2027	405	400
3.00%, 02/01/2027	87	86
3.00%, 04/01/2027	171	169
3.00%, 11/01/2027	12	12
3.00%, 02/01/2028	70	69
3.00%, 10/01/2029	29	28
3.00%, 03/01/2030	21	20
3.00%, 05/01/2030	7	7
3.00%, 07/01/2030	10	10
3.00%, 09/01/2030	343	336
3.00%, 12/01/2030	17	17
3.00%, 04/01/2031	62	61
3.00%, 12/01/2031	152	148
3.00%, 02/01/2032	240	233
3.00%, 03/01/2032	235	228
3.00%, 04/01/2032	1,155	1,122
3.00%, 05/01/2032	346	336
3.00%, 07/01/2032	759	737
3.00%, 08/01/2032	302	293
3.00%, 11/01/2032	607	590
3.00%, 01/01/2033	44	43
3.00%, 07/01/2033	78	75
3.00%, 02/01/2034	882	857
3.00%, 09/01/2034	354	342
3.00%, 12/01/2035	310	299
3.50%, 12/01/2025	12	12
3.50%, 01/01/2026	57	57
3.50%, 07/01/2031	36	35
3.50%, 07/01/2034	208	205
3.50%, 03/01/2035	938	920
3.50%, 05/01/2035	52	51
4.00%, 06/01/2026	11	11
4.00%, 08/01/2026	6	6
4.00%, 08/01/2027	9	9
4.00%, 12/01/2028	11	11
4.00%, 04/01/2033	333	331
4.00%, 10/01/2033	54	54
4.00%, 11/01/2033	5	4
4.00%, 12/01/2033	12	12
4.00%, 03/01/2035	191	190
4.00%, 09/01/2037	147	144

SEE NOTES TO FINANCIAL STATEMENTS.

116	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Mortgage-Backed Securities — continued
UMBS Collateral — continued
4.00%, 11/01/2037	213	209
4.00%, 05/01/2038	97	95
4.00%, 11/01/2038	61	59
4.00%, 12/01/2039	1,893	1,851
FNMA Pool, Single Family, 20 years,
3.00%, 05/01/2042	626	569
3.00%, 06/01/2042	313	283
3.00%, 07/01/2042	1,180	1,073
3.50%, 03/01/2037	357	346
3.50%, 08/01/2038	87	84
3.50%, 04/01/2039	10	10
3.50%, 08/01/2039	133	127
4.50%, 06/01/2039	20	20
4.50%, 07/01/2043	864	845
FNMA Pool, Single Family, 30 years,
1.50%, 11/01/2050	1,202	905
1.50%, 06/01/2051	1,780	1,343
1.50%, 07/01/2051	1,119	843
1.50%, 04/01/2052	846	636
2.00%, 07/01/2050	1,271	1,014
2.00%, 09/01/2050	1,107	887
2.00%, 10/01/2050	845	674
2.00%, 12/01/2050	7,034	5,610
2.00%, 01/01/2051	3,525	2,827
2.00%, 02/01/2051	1,189	947
2.00%, 03/01/2051	1,752	1,408
2.00%, 04/01/2051	3,217	2,580
2.00%, 05/01/2051	1,622	1,296
2.00%, 06/01/2051	5,211	4,166
2.00%, 07/01/2051	2,774	2,209
2.00%, 10/01/2051	16,712	13,295
2.00%, 11/01/2051	6,766	5,387
2.00%, 12/01/2051	17,057	13,556
2.00%, 05/01/2052	3,222	2,555
2.50%, 08/01/2046	4,347	3,717
2.50%, 08/01/2050	15	12
2.50%, 10/01/2050	10,168	8,468
2.50%, 12/01/2050	12,310	10,239
2.50%, 02/01/2051	1,742	1,456
2.50%, 03/01/2051	4,607	3,864
2.50%, 04/01/2051	5,868	4,871
2.50%, 07/01/2051	1,485	1,243
2.50%, 08/01/2051	3,299	2,768
2.50%, 09/01/2051	448	373
2.50%, 10/01/2051	2,865	2,381
2.50%, 11/01/2051	4,575	3,800
2.50%, 12/01/2051	13,297	11,088
2.50%, 01/01/2052	20,884	17,395
2.50%, 02/01/2052	934	785
2.50%, 03/01/2052	8,956	7,503
2.50%, 04/01/2052	4,161	3,487
2.50%, 05/01/2052	795	664
2.50%, 07/01/2052	445	370
3.00%, 08/01/2046	979	869

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

UMBS Collateral — continued
3.00%, 11/01/2046	2,592	2,339
3.00%, 02/01/2047	503	453
3.00%, 04/01/2048	5,142	4,644
3.00%, 01/01/2050	2,451	2,174
3.00%, 03/01/2050	1,292	1,141
3.00%, 06/01/2050	238	208
3.00%, 07/01/2050	10,873	9,483
3.00%, 08/01/2050	2,883	2,526
3.00%, 09/01/2050	267	233
3.00%, 11/01/2050	477	417
3.00%, 12/01/2050	3,398	3,005
3.00%, 01/01/2051	1,469	1,284
3.00%, 05/01/2051 (gg)	9,394	8,172
3.00%, 06/01/2051	5,866	5,106
3.00%, 07/01/2051	1,608	1,404
3.00%, 08/01/2051	1,059	931
3.00%, 10/01/2051	2,729	2,365
3.00%, 11/01/2051	2,319	2,017
3.00%, 12/01/2051	2,293	1,987
3.00%, 02/01/2052	855	744
3.00%, 03/01/2052	444	388
3.00%, 04/01/2052	4,743	4,119
3.00%, 05/01/2052	1,266	1,097
3.50%, 07/01/2042	1	1
3.50%, 09/01/2042	133	125
3.50%, 05/01/2043	4	4
3.50%, 07/01/2043	5,779	5,428
3.50%, 08/01/2043	14,683	13,785
3.50%, 01/01/2044	175	164
3.50%, 10/01/2045	17	15
3.50%, 12/01/2045	1,663	1,544
3.50%, 07/01/2046	3,039	2,811
3.50%, 02/01/2047	3,313	3,107
3.50%, 07/01/2047	735	684
3.50%, 10/01/2047	1,115	1,025
3.50%, 02/01/2048	1,773	1,626
3.50%, 03/01/2048	154	143
3.50%, 03/01/2049	287	264
3.50%, 06/01/2049	3,121	2,864
3.50%, 08/01/2049	1,550	1,423
3.50%, 04/01/2050	146	133
3.50%, 05/01/2050	3,680	3,351
3.50%, 07/01/2050	8,216	7,410
3.50%, 01/01/2051	607	553
3.50%, 03/01/2052 (gg)	10,556	9,667
3.50%, 05/01/2052 (gg)	16,414	14,840
3.50%, 06/01/2052	3,943	3,581
3.50%, 07/01/2052	882	797
3.50%, 05/01/2053	911	821
4.00%, 04/01/2039	957	938
4.00%, 03/01/2042	452	438
4.00%, 04/01/2043	2,918	2,814
4.00%, 04/01/2044	1,375	1,308
4.00%, 02/01/2045	197	190

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	117

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Mortgage-Backed Securities — continued
UMBS Collateral — continued
4.00%, 08/01/2045	2,272	2,168
4.00%, 09/01/2046	109	104
4.00%, 09/01/2047	33	32
4.00%, 10/01/2047	410	388
4.00%, 03/01/2048	63	59
4.00%, 04/01/2048	355	336
4.00%, 06/01/2048	24	23
4.00%, 07/01/2048	3,831	3,633
4.00%, 08/01/2048	103	97
4.00%, 09/01/2048	243	230
4.00%, 03/01/2049	975	923
4.00%, 05/01/2049	4,719	4,515
4.00%, 06/01/2049	957	904
4.00%, 11/01/2049	405	383
4.00%, 05/01/2050	777	730
4.00%, 03/01/2051	2,066	1,950
4.00%, 05/01/2051	203	192
4.00%, 08/01/2051	3,305	3,184
4.00%, 04/01/2052	54	50
4.00%, 05/01/2052	1,684	1,569
4.00%, 06/01/2052	581	541
4.00%, 07/01/2052	432	402
4.00%, 08/01/2052	1,818	1,694
4.00%, 09/01/2052	283	264
4.00%, 07/01/2053	400	376
4.00%, 06/01/2054	1,652	1,537
4.50%, 05/01/2047	2	2
4.50%, 11/01/2047	510	494
4.50%, 01/01/2048	485	472
4.50%, 04/01/2048	23	22
4.50%, 08/01/2048	13	13
4.50%, 09/01/2048	392	381
4.50%, 02/01/2049	4,348	4,200
4.50%, 05/01/2049	384	372
4.50%, 08/01/2049	7	7
4.50%, 01/01/2050	147	143
4.50%, 04/01/2050 (gg)	6,071	5,886
4.50%, 05/01/2052	18	17
4.50%, 06/01/2052	1,216	1,165
4.50%, 07/01/2052 (gg)	8,147	7,807
4.50%, 08/01/2052	326	313
4.50%, 09/01/2052	1,973	1,890
4.50%, 10/01/2052	841	806
4.50%, 11/01/2052	2,868	2,757
4.50%, 12/01/2052	440	422
4.50%, 08/01/2053	255	244
5.00%, 09/01/2049	807	807
5.00%, 10/01/2052	1,520	1,498
5.00%, 11/01/2052	957	945
5.00%, 12/01/2052	484	479
5.00%, 01/01/2053	2,095	2,063
5.00%, 02/01/2053	1,242	1,222
5.00%, 03/01/2053	308	305
5.00%, 04/01/2053	840	827

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

UMBS Collateral — continued
5.00%, 05/01/2053	197	194
5.00%, 06/01/2053	243	241
5.00%, 07/01/2053	1,852	1,821
5.00%, 08/01/2053	1,034	1,016
5.00%, 06/01/2054	947	931
5.00%, 10/01/2054	1,270	1,245
5.00%, 11/01/2054	1,557	1,528
5.00%, 01/01/2055	882	866
5.50%, 09/01/2052	272	276
5.50%, 01/01/2053	383	388
5.50%, 02/01/2053	1,677	1,685
5.50%, 03/01/2053	1,317	1,332
5.50%, 04/01/2053	1,671	1,691
5.50%, 05/01/2053	1,486	1,492
5.50%, 06/01/2053	3,706	3,749
5.50%, 09/01/2053	315	321
5.50%, 03/01/2054 (gg)	7,365	7,367
5.50%, 04/01/2054	667	673
5.50%, 05/01/2054	2,142	2,148
5.50%, 07/01/2054	374	378
5.50%, 08/01/2054	608	615
5.50%, 12/01/2054	583	591
5.50%, 01/01/2055	2,130	2,150
6.00%, 12/01/2052	257	262
6.00%, 01/01/2053	1,846	1,882
6.00%, 07/01/2053	1,097	1,117
6.00%, 08/01/2053	422	435
6.00%, 09/01/2053	1,769	1,816
6.00%, 11/01/2053	2,001	2,053
6.00%, 12/01/2053	682	700
6.00%, 01/01/2054	2,551	2,624
6.00%, 03/01/2054	2,112	2,173
6.00%, 04/01/2054	4,115	4,221
6.00%, 08/01/2054	3,102	3,174
6.00%, 09/01/2054	3,316	3,404
6.00%, 10/01/2054	226	230
6.00%, 11/01/2054	3,398	3,467
6.00%, 02/01/2055	1,064	1,087
6.00%, 03/01/2055	4,435	4,568
6.00%, 04/01/2055	1,861	1,916
6.50%, 10/01/2053	669	698
6.50%, 11/01/2053	1,560	1,612
6.50%, 12/01/2053	1,163	1,217
6.50%, 01/01/2054	1,285	1,338
6.50%, 02/01/2054	718	759
6.50%, 04/01/2054	789	821
6.50%, 07/01/2054	2,399	2,494
6.50%, 08/01/2054	4,260	4,425
6.50%, 11/01/2054	2,728	2,830

Total UMBS Collateral		1,307,228

GNMA II Collateral — 3.1%
GNMA II Pool,
2.50%, 12/20/2049	231	194
3.00%, 06/20/2043	1,611	1,433

SEE NOTES TO FINANCIAL STATEMENTS.

118	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Mortgage-Backed Securities — continued
GNMA II Collateral — continued
3.00%, 01/20/2047	1,043	921
3.00%, 02/20/2047	382	336
3.00%, 06/20/2047	425	375
3.00%, 07/20/2047	999	882
3.00%, 08/20/2047	442	390
3.00%, 09/20/2047	356	314
3.00%, 10/20/2047	375	330
3.00%, 12/20/2047	502	442
3.00%, 01/20/2048	500	441
3.00%, 08/20/2050	562	487
3.50%, 06/20/2048	41	36
3.50%, 07/20/2048	29	26
3.50%, 08/20/2049	84	75
3.50%, 11/20/2049	144	128
3.50%, 07/20/2050	133	119
4.00%, 11/20/2041	18	17
4.00%, 10/20/2050	186	171
4.50%, 08/20/2040	14	14
4.50%, 10/20/2040	35	34
ARM, (CMT Index 1 Year + 1.83%), 5.93%, 07/20/2072 (aa) (gg)	18,516	19,433
ARM, (USD IBOR Consumer Cash Fallbacks 1 Month + 2.21%), 6.65%, 10/20/2071 (aa) (gg)	5,369	5,502
ARM, (USD IBOR Consumer Cash Fallbacks 1 Month + 2.23%), 6.67%, 02/20/2071 (aa)	1,791	1,835
GNMA II Pool, Single Family, 15 years, 2.00%, 12/20/2035	2,271	2,097
GNMA II Pool, Single Family, 30 years,
1.50%, 10/20/2051	267	208
2.00%, 07/20/2050	129	105
2.00%, 08/20/2050	4,216	3,439
2.00%, 09/20/2050	2,496	2,035
2.00%, 11/20/2050	1,471	1,200
2.00%, 12/20/2050	2,442	1,991
2.00%, 01/20/2051	1,034	843
2.00%, 02/20/2051	894	729
2.00%, 10/20/2051	4,814	3,925
2.00%, 12/20/2051	4,752	3,875
2.00%, 01/20/2052	442	360
2.00%, 02/20/2052	2,401	1,958
2.00%, 03/20/2052	1,208	985
2.00%, 04/20/2052	2,820	2,299
2.50%, 01/20/2051	264	225
2.50%, 02/20/2051	3,752	3,195
2.50%, 05/20/2051	5,473	4,660
2.50%, 07/20/2051	7,002	5,960
2.50%, 09/20/2051 (gg)	10,050	8,554
2.50%, 10/20/2051	1,113	929
2.50%, 11/20/2051	3,011	2,563
2.50%, 12/20/2051	3,307	2,815
2.50%, 01/20/2052	387	324
2.50%, 03/20/2052	786	669

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

GNMA II Collateral — continued
2.50%, 04/20/2052	395	336
2.50%, 05/20/2052	704	599
2.50%, 07/20/2052	228	194
2.50%, 08/20/2052	374	320
3.00%, 01/20/2043	371	338
3.00%, 11/20/2043	79	71
3.00%, 03/20/2045	81	73
3.00%, 09/20/2046	1,764	1,583
3.00%, 11/20/2046	1,086	974
3.00%, 10/20/2047	356	318
3.00%, 04/20/2049	27	24
3.00%, 04/20/2050 (gg)	6,418	5,687
3.00%, 07/20/2050	5,453	4,836
3.00%, 08/20/2050	2,947	2,613
3.00%, 03/20/2051	914	810
3.00%, 08/20/2051	540	478
3.00%, 10/20/2051	2,410	2,132
3.00%, 11/20/2051	3,027	2,677
3.00%, 12/20/2051	1,651	1,460
3.00%, 01/20/2052 (gg)	6,941	6,140
3.00%, 02/20/2052	299	265
3.00%, 03/20/2052	1,362	1,197
3.00%, 09/20/2052	770	681
3.00%, 02/20/2053	2,784	2,466
3.50%, 09/20/2045	2,204	2,049
3.50%, 09/20/2047	2,818	2,591
3.50%, 10/20/2047	4,388	3,999
3.50%, 08/20/2048	141	130
3.50%, 11/20/2048	171	157
3.50%, 12/20/2048	5	4
3.50%, 03/20/2049	822	752
3.50%, 06/20/2049	1,709	1,545
3.50%, 07/20/2049	811	743
3.50%, 09/20/2049	1,029	942
3.50%, 10/20/2049	432	395
3.50%, 12/20/2049	340	310
3.50%, 01/20/2050	510	467
3.50%, 04/20/2050	101	92
3.50%, 01/20/2052	3,612	3,293
3.50%, 02/20/2052	2,165	1,975
3.50%, 05/20/2052	642	585
3.50%, 02/20/2053	409	373
3.50%, 12/20/2054	500	455
3.50%, 02/20/2055	34	31
3.50%, 04/20/2055	7,554	6,868
3.50%, 05/20/2055	18,998	17,273
3.50%, 06/20/2055	212	192
4.00%, 07/20/2048	831	783
4.00%, 09/20/2048	1,412	1,331
4.00%, 11/20/2048	25	23
4.00%, 12/20/2048	719	678
4.00%, 05/20/2049	439	412
4.00%, 01/20/2050	779	733
4.00%, 03/20/2050	168	158

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	119

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Mortgage-Backed Securities — continued
GNMA II Collateral — continued
4.00%, 07/20/2052	174	162
4.00%, 09/20/2052	1,574	1,471
4.00%, 12/20/2052	365	342
4.50%, 03/20/2047	411	398
4.50%, 06/20/2047	688	665
4.50%, 07/20/2047	1,229	1,211
4.50%, 10/20/2047	253	245
4.50%, 11/20/2047	695	671
4.50%, 05/20/2048	6,169	5,954
4.50%, 09/20/2048	577	541
4.50%, 11/20/2048	721	696
4.50%, 01/20/2049	1,530	1,495
4.50%, 03/20/2049	384	375
4.50%, 05/20/2049	127	122
4.50%, 10/20/2049	546	530
4.50%, 12/20/2051	1,567	1,528
4.50%, 08/20/2052	1,363	1,316
4.50%, 09/20/2052	410	394
4.50%, 06/20/2053	1,165	1,120
4.50%, 12/20/2053	380	365
4.50%, 10/20/2054	1,901	1,820
4.50%, 11/20/2054	1,432	1,371
5.00%, 12/20/2048	114	113
5.00%, 06/20/2049	263	263
5.00%, 07/20/2052	97	96
5.00%, 09/20/2052	743	734
5.00%, 12/20/2052	1,081	1,068
5.00%, 04/20/2053	1,018	1,006
5.00%, 05/20/2053	1,115	1,099
5.00%, 07/20/2053	1,681	1,655
5.00%, 11/20/2053	569	560
5.00%, 09/20/2054	1,435	1,410
5.00%, 10/20/2054	565	555
5.00%, 11/20/2054	4,993	4,908
5.50%, 12/20/2052	934	943
5.50%, 01/20/2053	113	114
5.50%, 03/20/2053	426	429
5.50%, 04/20/2053	1,391	1,399
5.50%, 05/20/2053	418	421
5.50%, 06/20/2053	970	976
5.50%, 07/20/2053	356	359
5.50%, 09/20/2053	2,974	2,993
5.50%, 08/20/2054	2,193	2,198
5.50%, 11/20/2054	1,373	1,376
5.50%, 12/20/2054	1,663	1,666
TBA, 5.50%, 07/01/2055 (w)	19,389	19,409
6.00%, 09/20/2053	466	475
6.00%, 10/20/2053	716	730
6.00%, 08/20/2054	2,820	2,863
6.50%, 06/20/2054	332	341
6.50%, 07/20/2054	1,436	1,476
6.50%, 08/20/2054	463	476
6.50%, 11/20/2054	304	312
6.50%, 01/20/2055	246	253

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

GNMA II Collateral — continued
6.50%, 02/20/2055	1,111	1,142
6.50%, 03/20/2055	223	230
7.00%, 01/20/2053	860	901
7.00%, 05/20/2054	1,389	1,436
7.00%, 01/20/2055	515	531
7.00%, 02/20/2055	1,290	1,332
7.00%, 04/20/2055	287	296
GNMA, Single Family, 30 years,
TBA, 2.00%, 07/01/2055 (w)	7,600	6,194
TBA, 2.50%, 07/01/2055 (w)	5,725	4,870
TBA, 2.50%, 08/01/2055 (w)	15,500	13,185
TBA, 3.00%, 08/15/2042 (w)	60,000	53,017
TBA, 3.00%, 07/01/2055 (w)	1,962	1,734
TBA, 3.50%, 08/01/2043 (w)	2,220	2,012
TBA, 3.50%, 07/01/2055 (w)	7,000	6,355
TBA, 4.00%, 07/01/2055 (w)	5,460	5,076
TBA, 4.00%, 08/01/2055 (w)	38,200	35,505
TBA, 4.50%, 07/01/2055 (w)	9,650	9,235
TBA, 5.00%, 07/01/2042 (w)	2,280	2,239
TBA, 5.00%, 08/01/2055 (w)	14,500	14,235
TBA, 6.00%, 07/01/2042 (w)	7,800	7,907
TBA, 6.50%, 07/01/2055 (w)	1,830	1,878
TBA, 6.50%, 08/01/2055 (w)	14,920	15,285
TBA, 6.50%, 09/01/2055 (w)	10,000	10,225

Total GNMA II Collateral		445,777

FHLMC Collateral — 0.0% (g)
FHLMC Non Gold Pool, ARM, (USD IBOR Consumer Cash Fallbacks 1 Year + 1.64%), 3.84%, 01/01/2050 (aa)	39	38
FHLMC Pool,
2.22%, 07/01/2036	1,322	1,058
3.05%, 03/01/2032	885	810
3.50%, 02/01/2043	41	38
3.50%, 02/01/2044	67	62
6.00%, 08/01/2035	47	48

Total FHLMC Collateral		2,054

FGLMC Collateral — 0.1%
FHLMC Gold Pool,
3.00%, 10/01/2046	152	132
3.50%, 12/01/2044	380	348
3.50%, 06/01/2045	770	701
3.50%, 05/01/2046	119	109
3.50%, 10/01/2046	160	145
FHLMC Gold Pool, Single Family, 15 years,
3.00%, 10/01/2026	14	14
3.00%, 11/01/2026	76	75
3.00%, 01/01/2027	431	427
3.00%, 05/01/2029	2,198	2,164
3.00%, 02/01/2032	244	237
3.00%, 04/01/2032	1,258	1,222
3.00%, 05/01/2032	855	832
3.00%, 07/01/2032	464	451
3.00%, 10/01/2032	484	471

SEE NOTES TO FINANCIAL STATEMENTS.

120	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Mortgage-Backed Securities — continued
FGLMC Collateral — continued
3.00%, 11/01/2032	857	833
FHLMC Gold Pool, Single Family, 30 years,
3.00%, 03/01/2046	15	13
3.00%, 12/01/2046	25	22
4.00%, 08/01/2040	204	197
4.00%, 10/01/2040	1,860	1,800
4.00%, 11/01/2040	474	458
4.00%, 11/01/2047	1,415	1,345
4.00%, 01/01/2048	30	29

Total FGLMC Collateral		12,025

FNMA Collateral — 1.0%
FNMA Pool,
1.41%, 01/01/2031	5,000	4,283
2.32%, 01/01/2026	2,013	1,986
2.62%, 10/01/2028	374	358
3.00%, 12/01/2042	211	187
3.00%, 06/01/2043	920	801
3.00%, 05/01/2045	277	241
3.00%, 07/01/2045	30	26
3.00%, 11/01/2046	28	24
3.00%, 03/01/2060 (gg)	14,670	12,623
3.01%, 04/01/2032	3,979	3,666
3.02%, 03/01/2028	400	390
3.05%, 10/01/2025 (z) (gg)	2,936	2,926
3.15%, 03/01/2026	3,900	3,859
3.29%, 04/01/2027	2,600	2,562
3.29%, 03/01/2028	1,400	1,372
3.43%, 05/01/2028	500	491
3.44%, 01/01/2037	303	277
3.50%, 08/01/2032	40	39
3.50%, 12/01/2042	123	115
3.50%, 04/01/2043	175	163
3.50%, 11/01/2043	85	79
3.50%, 02/01/2045	212	197
3.50%, 02/01/2048	654	592
3.50%, 09/01/2048	69	63
3.50%, 07/01/2049	272	245
3.59%, 12/01/2025	3,900	3,874
4.00%, 04/01/2041	93	91
4.00%, 08/01/2046	82	78
4.00%, 02/01/2056	1,979	1,845
4.00%, 01/01/2057	1,554	1,448
4.13%, 08/01/2031	2,274	2,237
4.13%, 10/01/2029	10,000	9,984
4.14%, 04/01/2028	520	521
4.25%, 01/01/2033	3,776	3,726
4.30%, 12/01/2029	5,212	5,245
4.39%, 04/01/2033	552	547
4.40%, 01/01/2032	630	629
4.46%, 02/01/2031	1,155	1,162
4.49%, 11/01/2029	7,000	7,081
4.50%, 06/01/2030	100	101

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

FNMA Collateral — continued
4.53%, 11/01/2029	575	583
4.53%, 09/01/2029 (z)	7,700	7,809
4.55%, 05/01/2028	100	101
4.59%, 06/01/2033	1,173	1,178
4.62%, 08/01/2031	199	201
4.64%, 09/01/2028	229	233
4.70%, 08/01/2031	1,700	1,728
4.70%, 05/01/2035	300	301
4.79%, 06/01/2033	1,267	1,278
4.80%, 08/01/2029 (z)	7,585	7,758
4.82%, 09/01/2028	700	716
4.83%, 06/01/2030	3,310	3,397
4.83%, 12/01/2031	1,838	1,875
4.83%, 12/01/2032	3,220	3,289
4.86%, 05/01/2035	700	709
4.87%, 05/01/2035	400	405
4.88%, 06/01/2028	5,168	5,270
4.88%, 09/01/2028	1,101	1,127
4.89%, 05/01/2032	2,000	2,028
4.90%, 10/01/2028	355	362
4.94%, 05/01/2031	1,070	1,097
4.95%, 03/01/2032	498	510
4.97%, 04/01/2030	2,200	2,254
4.98%, 12/01/2034	1,600	1,639
4.99%, 03/01/2031	492	503
5.00%, 06/01/2031	1,600	1,645
5.02%, 06/01/2028	2,300	2,351
5.07%, 03/01/2032	1,386	1,428
5.09%, 02/01/2031	1,729	1,787
5.09%, 01/01/2032	597	618
5.17%, 08/01/2034	737	758
5.24%, 11/01/2031	1,143	1,188
5.24%, 01/01/2034	2,000	2,068
5.27%, 03/01/2031	721	751
5.34%, 01/01/2031	648	679
5.35%, 12/01/2029	1,196	1,245
5.42%, 08/01/2030	3,822	4,001
5.42%, 06/01/2031	598	620
5.44%, 10/01/2031	1,096	1,148
5.54%, 11/01/2029	1,519	1,592
5.57%, 10/01/2028	432	446
5.73%, 12/01/2033	700	755
5.75%, 06/01/2034	1,144	1,238
5.80%, 05/01/2033	995	1,069
FNMA Pool, 30 years, FHA/VA, 3.00%, 01/01/2047	713	650

Total FNMA Collateral		148,522

GNMA Collateral — 0.0% (g)
GNMA I Pool, Single Family, 30 years,
3.00%, 10/15/2049	157	139
3.00%, 03/15/2050	13	11
4.50%, 07/15/2049	2,415	2,344

Total GNMA Collateral		2,494

Total Mortgage-Backed Securities (Cost $1,999,225)		1,918,100

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	121

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Municipal Bonds — 0.1% (t)
Arizona — 0.0% (g)
Salt River Project Agricultural Improvement & Power District, Series A, Rev., 4.84%, 01/01/2041	100	94

California — 0.0% (g)
California State University, Taxable Systemwide, Series E, Rev., 2.90%, 11/01/2051	15	10
Regents of the University of California Medical Center Pooled Revenue, Build America Bonds, Series F, Rev., 6.58%, 05/15/2049	100	107
State of California, Taxable Construction Bond Bidding Group, GO, 1.75%, 11/01/2030	100	88

		205

District of Columbia — 0.0% (g)
District of Columbia, Water & Sewer Authority, Senior Lien, Green Bonds, Series A, Rev., 4.81%, 10/01/2114	890	759

Illinois — 0.0% (g)
State of Illinois, Taxable Pension, GO, 5.10%, 06/01/2033	87	88

Maryland — 0.0% (g)
Maryland Economic Development Corp., Rev., 5.43%, 05/31/2056	1,245	1,185

Michigan — 0.0% (g)
University of Michigan, Rev., 4.45%, 04/01/2122	1,000	784

New York — 0.1%
Port Authority of New York & New Jersey,
Rev., 5.07%, 07/15/2053	2,205	2,071
Series 21, Rev., 3.29%, 08/01/2069	40	25
Port Authority of New York & New Jersey, Taxable Consolidated 160, Rev., 5.65%, 11/01/2040	100	104

		2,200

Oklahoma — 0.0% (g)
Oklahoma Development Finance Authority, Rev., 4.62%, 06/01/2044	10	10

Oregon — 0.0% (g)
Oregon State University, Rev., BAM, 3.42%, 03/01/2060	10	7

Texas — 0.0% (g)
Dallas Fort Worth International Airport, Taxable,
Series A, Rev., 4.09%, 11/01/2051	425	347
Series C, Rev., 3.09%, 11/01/2040	100	80

		427

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Virginia — 0.0% (g)
University of Virginia, Rev., 2.26%, 09/01/2050		1,480	842
University of Virginia, Taxable, Series C, Rev., 4.18%, 09/01/2117		40	30

			872

Total Municipal Bonds (Cost $7,715)			6,631

U.S. Government Agency Securities —0.1%
Sovereign — 0.1%
Federal Agricultural Mortgage Corp.,
2.00%, 10/27/2031		1,000	880
2.15%, 07/23/2040		223	153
Federal Farm Credit Banks Funding Corp.,
1.28%, 06/03/2030		540	473
1.30%, 11/04/2030		5	4
1.30%, 02/03/2031		1,235	1,067
1.43%, 12/11/2030		44	39
1.74%, 06/03/2030		13	12
2.20%, 12/09/2031		1,030	916
2.20%, 01/12/2032		60	52
FHLBs,
1.00%, 03/23/2026		609	595
1.11%, 07/27/2026		833	807
1.25%, 06/15/2027		338	321
1.28%, 12/02/2030		15	13
1.30%, 02/11/2030		10	9
1.50%, 09/11/2029		110	100
1.85%, 06/11/2035		25	19
2.00%, 03/25/2030		38	34
2.04%, 05/04/2035		370	294
2.05%, 03/19/2035		280	223
3.25%, 11/16/2028		25	25
4.00%, 06/09/2028		50	50
FHLMC,
0.38%, 07/21/2025		25	25
1.22%, 08/19/2030		215	187
1.25%, 11/19/2030		10	8
1.38%, 07/15/2030		17	15
1.40%, 06/28/2030		60	53
6.25%, 07/15/2032		7	8
6.75%, 03/15/2031		50	57
FHLMC STRIPs, Zero Coupon, 03/15/2031		542	429
FNMA,
Zero Coupon, 11/15/2030		445	358
0.88%, 08/05/2030		50	43
5.38%, 12/07/2028	GBP	460	653
Resolution Funding Corp. Interest STRIP,
Zero Coupon, 10/15/2027		129	118
Zero Coupon, 07/15/2028		7	6
Zero Coupon, 10/15/2028		485	427
Zero Coupon, 01/15/2030		1,750	1,460
Zero Coupon, 04/15/2030		2,965	2,444

SEE NOTES TO FINANCIAL STATEMENTS.

122	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
U.S. Government Agency Securities — continued
Sovereign — continued
Resolution Funding Corp. Principal STRIP,
Zero Coupon, 01/15/2030		1,050	876
Zero Coupon, 04/15/2030		395	326
Tennessee Valley Authority, 4.63%, 06/07/2043	GBP	200	240

Total Sovereign			13,819

Total U.S. Government Agency Securities (Cost $14,025)			13,819

U.S. Treasury Obligations — 11.0%
Sovereign — 11.0%
U.S. Treasury Bonds,
1.13%, 05/15/2040		2,429	1,512
1.13%, 08/15/2040		2,434	1,499
1.25%, 05/15/2050 (jj)		8,711	4,192
1.38%, 11/15/2040		3,283	2,094
1.38%, 08/15/2050		2,877	1,421
1.63%, 11/15/2050		3,633	1,918
1.75%, 08/15/2041		3,538	2,352
1.88%, 02/15/2041		3,076	2,118
1.88%, 02/15/2051		3,165	1,781
1.88%, 11/15/2051		3,739	2,084
2.00%, 11/15/2041		2,672	1,840
2.00%, 02/15/2050		4,318	2,541
2.00%, 08/15/2051		3,160	1,825
2.25%, 05/15/2041		2,215	1,611
2.25%, 08/15/2046		1,854	1,216
2.25%, 08/15/2049		1,860	1,168
2.25%, 02/15/2052		2,692	1,647
2.38%, 02/15/2042		2,142	1,560
2.38%, 11/15/2049		2,039	1,314
2.38%, 05/15/2051		3,179	2,019
2.50%, 02/15/2045		2,317	1,633
2.50%, 02/15/2046		1,068	741
2.50%, 05/15/2046		1,427	987
2.75%, 08/15/2042		652	499
2.75%, 11/15/2042		952	726
2.75%, 08/15/2047		1,384	988
2.75%, 11/15/2047		2,070	1,474
2.88%, 05/15/2043		1,506	1,162
2.88%, 08/15/2045		2,029	1,519
2.88%, 11/15/2046		594	438
2.88%, 05/15/2049		1,961	1,410
2.88%, 05/15/2052		2,541	1,791
3.00%, 05/15/2042		563	450
3.00%, 11/15/2044		1,029	793
3.00%, 05/15/2045		1,468	1,126
3.00%, 11/15/2045		549	419
3.00%, 02/15/2047		1,250	940
3.00%, 05/15/2047		955	716
3.00%, 02/15/2048		1,591	1,184
3.00%, 08/15/2048		1,881	1,393
3.00%, 02/15/2049 (jj)		4,317	3,185

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Sovereign — continued
3.00%, 08/15/2052	2,422	1,751
3.13%, 11/15/2041	572	470
3.13%, 02/15/2042	606	495
3.13%, 02/15/2043	878	707
3.13%, 08/15/2044	1,852	1,462
3.13%, 05/15/2048	1,691	1,285
3.25%, 05/15/2042	1,898	1,572
3.38%, 08/15/2042	1,656	1,391
3.38%, 05/15/2044	934	769
3.38%, 11/15/2048	1,907	1,511
3.50%, 02/15/2039	335	303
3.63%, 08/15/2043	2,016	1,736
3.63%, 02/15/2044	2,000	1,714
3.63%, 02/15/2053	2,420	1,978
3.63%, 05/15/2053	2,431	1,986
3.75%, 08/15/2041	545	488
3.75%, 11/15/2043	2,461	2,152
3.88%, 08/15/2040	554	510
3.88%, 02/15/2043	1,666	1,493
3.88%, 05/15/2043	1,895	1,694
4.00%, 11/15/2042	1,666	1,522
4.00%, 11/15/2052	2,435	2,133
4.13%, 08/15/2044	1,795	1,647
4.13%, 08/15/2053	2,691	2,408
4.25%, 05/15/2039	497	484
4.25%, 11/15/2040	550	528
4.25%, 02/15/2054	3,149	2,877
4.25%, 08/15/2054	3,049	2,789
4.38%, 02/15/2038	289	289
4.38%, 11/15/2039	572	561
4.38%, 05/15/2040	558	545
4.38%, 05/15/2041	539	522
4.38%, 08/15/2043 (ff)	1,900	1,813
4.50%, 02/15/2036	358	367
4.50%, 05/15/2038	327	331
4.50%, 08/15/2039	531	530
4.50%, 02/15/2044	2,044	1,977
4.50%, 11/15/2054	2,949	2,815
4.63%, 02/15/2040	576	580
4.63%, 05/15/2044	1,795	1,762
4.63%, 11/15/2044	3,264	3,200
4.63%, 05/15/2054	2,949	2,869
4.63%, 02/15/2055	3,560	3,471
4.75%, 02/15/2037	213	222
4.75%, 02/15/2041	583	591
4.75%, 11/15/2043	1,795	1,795
4.75%, 02/15/2045	2,445	2,434
4.75%, 11/15/2053	2,821	2,799
4.75%, 05/15/2055	2,060	2,051
5.00%, 05/15/2037	275	292
5.00%, 05/15/2045	1,780	1,831
5.25%, 11/15/2028	331	346
5.25%, 02/15/2029	548	578

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	123

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
U.S. Treasury Obligations — continued
Sovereign — continued
5.38%, 02/15/2031	347	373
5.50%, 08/15/2028	198	209
6.13%, 11/15/2027	332	351
6.13%, 08/15/2029	172	187
6.25%, 05/15/2030	276	305
6.38%, 08/15/2027	155	164
6.50%, 11/15/2026	182	190
6.63%, 02/15/2027	122	128
6.75%, 08/15/2026	157	162
U.S. Treasury Notes,
0.38%, 07/31/2027	1,911	1,783
0.38%, 09/30/2027	2,588	2,403
0.50%, 04/30/2027	7,386	6,964
0.50%, 05/31/2027	4,336	4,078
0.50%, 06/30/2027	1,558	1,462
0.50%, 08/31/2027	2,010	1,877
0.50%, 10/31/2027	2,349	2,181
0.63%, 07/31/2026	5,484	5,290
0.63%, 03/31/2027	952	902
0.63%, 11/30/2027	2,546	2,367
0.63%, 12/31/2027	2,956	2,740
0.63%, 05/15/2030	3,416	2,939
0.63%, 08/15/2030	4,453	3,797
0.75%, 08/31/2026	2,495	2,405
0.75%, 01/31/2028	2,610	2,421
0.88%, 09/30/2026	2,429	2,340
0.88%, 11/15/2030	4,648	3,985
1.00%, 07/31/2028	3,199	2,949
1.13%, 10/31/2026	2,428	2,341
1.13%, 02/28/2027	585	560
1.13%, 02/29/2028	2,650	2,478
1.13%, 08/31/2028	2,568	2,370
1.13%, 02/15/2031	5,097	4,408
1.25%, 11/30/2026	2,466	2,378
1.25%, 12/31/2026	2,436	2,345
1.25%, 03/31/2028	2,404	2,251
1.25%, 04/30/2028	2,645	2,471
1.25%, 05/31/2028	3,295	3,073
1.25%, 06/30/2028	2,620	2,439
1.25%, 09/30/2028	2,601	2,406
1.25%, 08/15/2031	4,858	4,155
1.38%, 08/31/2026	995	966
1.38%, 10/31/2028	4,448	4,124
1.38%, 12/31/2028	2,394	2,211
1.38%, 11/15/2031	5,942	5,084
1.50%, 08/15/2026	2,293	2,231
1.50%, 01/31/2027	3,259	3,143
1.50%, 11/30/2028	2,459	2,285
1.50%, 02/15/2030	9,525	8,618
1.63%, 09/30/2026	763	742
1.63%, 10/31/2026	980	952
1.63%, 11/30/2026	890	863
1.63%, 08/15/2029	2,364	2,176

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Sovereign — continued
1.63%, 05/15/2031	4,430	3,906
1.75%, 12/31/2026	985	955
1.75%, 01/31/2029	2,265	2,116
1.75%, 11/15/2029	1,456	1,340
1.88%, 07/31/2026	978	957
1.88%, 02/28/2027	2,212	2,144
1.88%, 02/28/2029	2,429	2,276
1.88%, 02/15/2032	4,860	4,269
2.00%, 11/15/2026	2,151	2,097
2.25%, 02/15/2027	1,906	1,859
2.25%, 08/15/2027	1,863	1,807
2.25%, 11/15/2027	1,891	1,829
2.38%, 05/15/2027	2,303	2,246
2.38%, 03/31/2029	2,246	2,139
2.38%, 05/15/2029	2,579	2,453
2.50%, 03/31/2027	2,180	2,133
2.63%, 05/31/2027	2,052	2,009
2.63%, 02/15/2029	5,597	5,389
2.63%, 07/31/2029	2,121	2,031
2.75%, 04/30/2027	2,062	2,025
2.75%, 07/31/2027	1,957	1,918
2.75%, 02/15/2028	4,168	4,068
2.75%, 05/31/2029	2,174	2,096
2.75%, 08/15/2032	71,913	66,343
2.88%, 05/15/2028	2,667	2,608
2.88%, 08/15/2028	2,707	2,640
2.88%, 04/30/2029	2,207	2,139
2.88%, 05/15/2032	5,835	5,444
3.13%, 08/31/2027	1,916	1,892
3.13%, 11/15/2028	5,144	5,047
3.13%, 08/31/2029	1,569	1,531
3.25%, 06/30/2027	2,009	1,991
3.25%, 06/30/2029	1,706	1,675
3.38%, 09/15/2027	2,479	2,462
3.38%, 05/15/2033	71,788	68,435
3.50%, 09/30/2026 (ff)	3,129	3,113
3.50%, 01/31/2028	1,838	1,828
3.50%, 04/30/2028	1,837	1,827
3.50%, 09/30/2029	2,992	2,961
3.50%, 01/31/2030	1,490	1,472
3.50%, 04/30/2030	1,581	1,560
3.50%, 02/15/2033	70,662	68,120
3.63%, 03/31/2028	1,838	1,834
3.63%, 05/31/2028	1,769	1,765
3.63%, 08/31/2029	2,992	2,977
3.63%, 03/31/2030	1,492	1,481
3.63%, 09/30/2031	1,880	1,849
3.75%, 08/31/2026	2,941	2,933
3.75%, 04/30/2027	4,249	4,248
3.75%, 06/30/2027	2,000	2,001
3.75%, 08/15/2027	2,479	2,480
3.75%, 04/15/2028	3,679	3,683
3.75%, 05/15/2028	2,713	2,717

SEE NOTES TO FINANCIAL STATEMENTS.

124	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
U.S. Treasury Obligations — continued
Sovereign — continued
3.75%, 12/31/2028	2,479	2,480
3.75%, 05/31/2030	1,487	1,484
3.75%, 06/30/2030	1,475	1,471
3.75%, 12/31/2030	1,705	1,697
3.75%, 08/31/2031	1,881	1,863
3.88%, 03/31/2027	3,100	3,105
3.88%, 05/31/2027	7,530	7,547
3.88%, 10/15/2027	2,479	2,487
3.88%, 11/30/2027	1,840	1,847
3.88%, 12/31/2027	1,838	1,846
3.88%, 03/15/2028	2,979	2,993
3.88%, 06/15/2028	1,000	1,005
3.88%, 09/30/2029	1,534	1,540
3.88%, 11/30/2029	1,470	1,476
3.88%, 12/31/2029	2,713	2,725
3.88%, 04/30/2030	4,092	4,107
3.88%, 06/30/2030	2,000	2,007
3.88%, 08/15/2033 (jj)	88,104	86,772
3.88%, 08/15/2034	90,078	87,970
4.00%, 01/15/2027	5,462	5,475
4.00%, 12/15/2027	2,479	2,496
4.00%, 02/29/2028	1,838	1,852
4.00%, 06/30/2028	1,838	1,853
4.00%, 01/31/2029	2,607	2,630
4.00%, 07/31/2029	3,182	3,211
4.00%, 10/31/2029	1,892	1,910
4.00%, 02/28/2030	4,471	4,514
4.00%, 03/31/2030	3,442	3,473
4.00%, 05/31/2030	3,538	3,572
4.00%, 07/31/2030	1,482	1,495
4.00%, 01/31/2031	1,820	1,833
4.00%, 04/30/2032	9,431	9,443
4.00%, 06/30/2032	1,400	1,401
4.00%, 02/15/2034	83,996	83,133
4.13%, 06/15/2026	1,710	1,712
4.13%, 10/31/2026	2,949	2,957
4.13%, 01/31/2027	2,949	2,962
4.13%, 02/15/2027	2,282	2,292
4.13%, 02/28/2027	2,949	2,964
4.13%, 09/30/2027	1,888	1,905
4.13%, 10/31/2027	1,838	1,855
4.13%, 11/15/2027	2,479	2,502
4.13%, 07/31/2028	1,913	1,936
4.13%, 03/31/2029	2,864	2,902
4.13%, 10/31/2029	3,632	3,683
4.13%, 11/30/2029	2,992	3,035
4.13%, 08/31/2030	1,539	1,561
4.13%, 03/31/2031	1,832	1,854
4.13%, 07/31/2031	1,879	1,900
4.13%, 10/31/2031	1,881	1,900
4.13%, 11/30/2031 (ee) (ff)	3,391	3,424
4.13%, 02/29/2032	1,994	2,012
4.13%, 03/31/2032	2,081	2,099

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Sovereign — continued
4.13%, 05/31/2032	2,132	2,150
4.13%, 11/15/2032	77,555	78,091
4.25%, 11/30/2026	2,949	2,964
4.25%, 12/31/2026	2,949	2,966
4.25%, 03/15/2027	2,372	2,389
4.25%, 01/15/2028	2,479	2,511
4.25%, 02/15/2028	3,964	4,017
4.25%, 02/28/2029	2,725	2,772
4.25%, 06/30/2029	3,280	3,341
4.25%, 01/31/2030	3,392	3,458
4.25%, 02/28/2031	1,770	1,804
4.25%, 06/30/2031	1,880	1,914
4.25%, 11/15/2034	91,585	91,899
4.25%, 05/15/2035	65,367	65,489
4.38%, 07/31/2026	2,811	2,822
4.38%, 08/15/2026	1,776	1,784
4.38%, 12/15/2026	2,137	2,153
4.38%, 07/15/2027	2,462	2,492
4.38%, 08/31/2028	1,974	2,013
4.38%, 11/30/2028	2,348	2,397
4.38%, 12/31/2029	3,142	3,219
4.38%, 11/30/2030	5,090	5,221
4.38%, 01/31/2032	1,881	1,925
4.38%, 05/15/2034	86,978	88,347
4.50%, 07/15/2026	1,656	1,664
4.50%, 04/15/2027	2,918	2,954
4.50%, 05/15/2027	8,269	8,377
4.50%, 05/31/2029	2,992	3,073
4.50%, 12/31/2031	1,881	1,939
4.50%, 11/15/2033	80,473	82,670
4.63%, 06/30/2026	4,000	4,023
4.63%, 09/15/2026	1,881	1,896
4.63%, 10/15/2026	1,938	1,956
4.63%, 11/15/2026	2,046	2,066
4.63%, 06/15/2027	2,479	2,520
4.63%, 09/30/2028	2,094	2,152
4.63%, 04/30/2029	2,992	3,085
4.63%, 09/30/2030	1,575	1,634
4.63%, 04/30/2031	1,881	1,953
4.63%, 05/31/2031	2,421	2,513
4.63%, 02/15/2035	88,603	91,441
4.88%, 11/30/2025	1,390	1,393
4.88%, 05/31/2026	1,917	1,930
4.88%, 10/31/2028	2,223	2,302
4.88%, 10/31/2030	1,603	1,682
5.00%, 09/30/2025	13	13
U.S. Treasury STRIP Coupon Bonds,
Zero Coupon, 05/15/2026	5,000	4,837
Zero Coupon, 11/15/2026	5,000	4,748
Zero Coupon, 11/15/2028 (ee) (ff) (jj)	12,000	10,571
Zero Coupon, 02/15/2029	1,000	872
Zero Coupon, 11/15/2038 (ee) (jj)	6,250	3,343
Zero Coupon, 11/15/2041	200	90

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	125

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
U.S. Treasury Obligations — continued
Sovereign — continued
Zero Coupon, 05/15/2042		1,055	458
Zero Coupon, 08/15/2045 (ee)		600	219
Zero Coupon, 11/15/2049 (jj)		2,555	757
Zero Coupon, 02/15/2052 (jj)		2,355	630
Zero Coupon, 08/15/2054 (jj)		2,255	557

Total Sovereign			1,601,476

Total U.S. Treasury Obligations (Cost $1,607,603)			1,601,476

Purchased Option Contract — 0.0% (g)
Put Option Contract — 0.0% (g)
FNMA or FHLMC, Single Family, 30 years, Maturity Date 07/07/2025, Strike Price 95.36
Total Purchased Option Contract (Cost $24)		8,000	—	(h)

Short-Term Investments — 2.0%
Repurchase Agreement — 0.1%
BofA Securities, Inc., 4.44%, dated 6/30/2025 due 07/01/2025, repurchase price $20,600 collateralized by U.S. Treasury Security, 4.50%, due 02/15/2044, with a value of $21,819		20,600	20,600

Time Deposits — 0.8%
Australia & New Zealand Banking Group Ltd.,
2.61%, 07/01/2025	AU	D658	433
3.68%, 07/01/2025		948	948
BNP Paribas SA, 0.67%, 07/01/2025	DKK	60	10
Brown Brothers Harriman & Co.,
0.02%, 07/02/2025	HKD	1,015	129
0.46%, 07/01/2025	SGD	550	432
0.67%, 07/01/2025	DKK	50	8
2.00%, 07/01/2025	NZD	796	486
2.94%, 07/01/2025	NOK	1,092	108
Citibank NA,
0.86%, 07/01/2025	EUR	3,961	4,666
3.17%, 07/01/2025	GBP	1,048	1,438
3.68%, 07/01/2025		6,514	6,514
Royal Bank of Canada,
1.55%, 07/02/2025	CAD	323	238
3.68%, 07/01/2025		66,398	66,398
Skandinaviska Enskilda Banken AB,
(0.31%), 07/01/2025	CHF	520	656
0.80%, 07/01/2025	SEK	2,897	306
Sumitomo Mitsui Banking Corp.,
0.12%, 07/01/2025	JPY	1,248,629	8,671
3.68%, 07/01/2025		24,709	24,709
Sumitomo Mitsui Trust Bank Ltd., 3.68%, 07/01/2025		1,711	1,711

Total Time Deposits			117,861

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

U.S. Government Agency Security — 0.0% (g)
Federal Agricultural Mortgage Corp. Discount Note, Zero Coupon, 07/01/2025 (n)	4,305	4,305

U.S. Treasury Obligations — 1.1%
U.S. Treasury Bills,
4.25%, 07/03/2025 (n)	120,113	120,085
4.25%, 08/14/2025 (n) (ii)	398	396
4.26%, 07/10/2025 (n) (ii)	181	181
4.27%, 08/19/2025 (n) (ii)	150	149
4.28%, 08/21/2025 (n) (ii)	706	702
4.30%, 09/11/2025 (n) (ii)	1,031	1,022
4.30%, 09/04/2025 (n) (ii)	26,581	26,376
4.31%, 08/07/2025 (n) (ii)	3,415	3,400

Total U.S. Treasury Obligations		152,311

Total Short-Term Investments (Cost $295,076)		295,077

Total Investments, Before Short Positions — 105.9%

(Cost — $15,109,120)		15,416,412

Liabilities in Excess of Other Assets — (5.9)%		(861,335)

NET ASSETS — 100.0%		$14,555,077

Short Positions — 1.6%
Mortgage-Backed Securities — 1.6%
FNMA or FHLMC, Single Family, 15 years,
TBA, 2.00%, 07/01/2040 (w)	200	183
TBA, 3.00%, 07/01/2040 (w)	4,500	4,290
TBA, 3.50%, 07/01/2027 (w)	100	97
FNMA or FHLMC, Single Family, 30 years,
TBA, 2.50%, 07/01/2055 (w)	23,200	19,240
TBA, 2.50%, 08/01/2055 (w)	23,100	19,163
TBA, 3.00%, 05/25/2044 (w)	53,400	46,176
TBA, 3.00%, 08/01/2055 (w)	53,400	46,167
TBA, 3.50%, 07/01/2055 (w)	18,365	16,539
TBA, 3.50%, 08/01/2055 (w)	51,365	46,249
TBA, 4.00%, 07/01/2055 (w)	16,900	15,710
TBA, 6.00%, 07/01/2055 (w)	4,000	4,066
TBA, 6.50%, 08/01/2055 (w)	19,500	20,099

Total Mortgage-Backed Securities (Cost $234,776)		237,979

Total Securities Sold Short— 1.6% (Proceeds $234,776)		237,979

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

126	SIX CIRCLES TRUST	JUNE 30, 2025

Futures contracts outstanding as of June 30, 2025:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
Long Contracts
Euro Bund	61	09/2025	EUR	9,379	(27)
Euro Buxl	22	09/2025	EUR	3,126	(49)
U.S. Treasury 2 Year Note	125	09/2025	USD	25,898	104
U.S. Treasury 10 Year Note	30	09/2025	USD	3,321	42
U.S. Treasury Long Bond	244	09/2025	USD	27,334	841
U.S. Treasury Ultra Bond	21	09/2025	USD	2,423	79

					990

Short Contracts
Euro BOBL	(454)	09/2025	EUR	(63,160)	225
Euro Bund	(200)	09/2025	EUR	(30,879)	217
Euro Schatz	(90)	09/2025	EUR	(11,385)	15
Long Gilt	(117)	09/2025	GBP	(14,633)	(308)
U.S. Treasury 2 Year Note	(114)	09/2025	USD	(23,613)	(102)
U.S. Treasury 5 Year Note	(255)	09/2025	USD	(27,495)	(300)
U.S. Treasury 10 Year Note	(123)	09/2025	USD	(13,575)	(217)
U.S. Ultra Treasury 10 Year Note	(88)	09/2025	USD	(9,846)	(209)

					(679)

Total unrealized appreciation (depreciation)					311

Forward foreign currency exchange contracts outstanding as of June 30, 2025:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
AUD	299,760	USD	195,734	Royal Bank of Canada	07/02/2025	1,553
CAD	860	USD	627	Morgan Stanley & Co.	07/02/2025	4
CHF	33	USD	41	Morgan Stanley & Co.	07/02/2025	1
CHF	150	USD	183	Morgan Stanley & Co.	07/02/2025	6
CHF	4,214	USD	5,288	Westpac Banking Corp.	07/02/2025	23
CHF	34,320	USD	43,064	Westpac Banking Corp.	07/02/2025	191
CZK	744,543	USD	35,290	Goldman Sachs International	07/02/2025	181
DKK	308	USD	47	Bank of America, NA	07/02/2025	2
DKK	11,377	USD	1,788	Citibank, NA	07/02/2025	8
DKK	139,325	USD	21,900	Citibank, NA	07/02/2025	97
EUR	3,469	USD	3,960	Bank of America, NA	07/02/2025	127
EUR	11,330	USD	13,281	Bank of New York Mellon	07/02/2025	65
EUR	1,884	USD	2,172	Barclays Bank plc	07/02/2025	47
EUR	410	USD	469	Barclays Bank plc	07/02/2025	14
EUR	121,517	USD	142,218	Barclays Bank plc	07/02/2025	923
EUR	382,470	USD	448,140	Citibank, NA	07/02/2025	2,391
EUR	121,517	USD	141,007	Citibank, NA	07/02/2025	2,134
EUR	63,883	USD	74,129	Citibank, NA	07/02/2025	1,122
EUR	99,075	USD	114,937	Deutsche Bank AG	07/02/2025	1,769
EUR	2,903,583	USD	3,400,967	Goldman Sachs International	07/02/2025	19,311
EUR	63,883	USD	74,760	HSBC Bank plc	07/02/2025	492
EUR	19,266	USD	22,292	Morgan Stanley & Co.	07/02/2025	402
EUR	11,335	USD	13,287	Morgan Stanley & Co.	07/02/2025	65
EUR	10	USD	11	Morgan Stanley & Co.	07/02/2025	—	(h)
EUR	382,470	USD	447,838	UBS AG London	07/02/2025	2,693

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	127

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of June 30, 2025:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
GBP	106,757	USD	146,351	Bank of America, NA	07/02/2025	189
GBP	410	USD	552	Bank of America, NA	07/02/2025	11
GBP	537	USD	736	Bank of New York Mellon	07/02/2025	1
GBP	132,275	USD	181,263	BNP Paribas	07/02/2025	304
GBP	2,600	USD	3,501	Citibank, NA	07/02/2025	68
GBP	630	USD	847	Deutsche Bank AG	07/02/2025	18
GBP	494,802	USD	678,166	Goldman Sachs International	07/02/2025	1,024
GBP	11,903	USD	16,193	Goldman Sachs International	07/02/2025	146
GBP	29,898	USD	40,675	Goldman Sachs International	07/02/2025	366
GBP	2,560	USD	3,453	Morgan Stanley & Co.	07/02/2025	61
GBP	7,930	USD	10,696	Morgan Stanley & Co.	07/02/2025	190
GBP	132,271	USD	181,259	Morgan Stanley & Co.	07/02/2025	303
HKD	9,700	USD	1,236	Morgan Stanley & Co.	07/02/2025	—	(h)
USD	1,240	HKD	9,700	UBS AG London	07/02/2025	5
HUF	5,361,077	USD	15,732	Goldman Sachs International	07/02/2025	70
USD	1,601	JPY	229,640	Bank of America, NA	07/02/2025	7
USD	2,032	JPY	289,580	Bank of America, NA	07/02/2025	21
USD	1,587,910	JPY	227,339,946	Deutsche Bank AG	07/02/2025	9,215
USD	57,742	JPY	8,289,772	Goldman Sachs International	07/02/2025	176
JPY	230,101,946	USD	1,595,858	Goldman Sachs International	07/02/2025	2,017
JPY	8,139,372	USD	55,845	Goldman Sachs International	07/02/2025	676
USD	2,053	JPY	295,330	Standard Chartered Bank	07/02/2025	2
USD	2,261	JPY	322,410	UBS AG London	07/02/2025	22
USD	3,278	JPY	467,390	UBS AG London	07/02/2025	32
NOK	155,040	USD	15,365	Goldman Sachs International	07/02/2025	17
NZD	42,602	USD	25,827	Bank of America, NA	07/02/2025	141
PLN	217,045	USD	60,000	Morgan Stanley & Co.	07/02/2025	217
RON	93,685	USD	21,651	Bank of America, NA	07/02/2025	81
SEK	265,245	USD	27,937	Bank of America, NA	07/02/2025	98
SEK	40,758	USD	4,293	Bank of America, NA	07/02/2025	15
SEK	1,188	USD	125	Morgan Stanley & Co.	07/02/2025	1
SGD	47,721	USD	37,448	Standard Chartered Bank	07/02/2025	82
AUD	1,514	USD	967	HSBC Bank plc	07/22/2025	29
SEK	5,028	USD	520	Morgan Stanley & Co.	07/22/2025	13
CHF	53	USD	67	Morgan Stanley & Co.	08/04/2025	—	(h)
CHF	30	USD	38	Morgan Stanley & Co.	08/04/2025	—	(h)
DKK	307	USD	48	Deutsche Bank AG	08/04/2025	—	(h)
EUR	540	USD	635	Morgan Stanley & Co.	08/04/2025	2
EUR	9,530	USD	11,211	Morgan Stanley & Co.	08/04/2025	41
EUR	24,300	USD	28,587	Morgan Stanley & Co.	08/04/2025	105
EUR	75,550	USD	88,879	Morgan Stanley & Co.	08/04/2025	327
GBP	10	USD	14	Morgan Stanley & Co.	08/04/2025	—	(h)
SEK	2,770	USD	291	Morgan Stanley & Co.	08/04/2025	2
USD	4,459	THB	144,560	UBS AG London	08/04/2025	—	(h)
CNH	1,908	USD	267	Bank of America, NA	09/17/2025	1
USD	455	IDR	7,400,000	Goldman Sachs International *	09/17/2025	1
KRW	307,699	USD	226	Citibank, NA *	09/17/2025	3
USD	1,675	MYR	7,030	Morgan Stanley & Co. *	09/17/2025	1
USD	1,769	THB	57,169	HSBC Bank plc	09/17/2025	—	(h)

Total unrealized appreciation						49,722

USD	1,349	AUD	2,080	Bank of America, NA	07/02/2025	(20)
USD	186,732	AUD	290,650	Deutsche Bank AG	07/02/2025	(4,559)
USD	588	AUD	900	Deutsche Bank AG	07/02/2025	(4)

SEE NOTES TO FINANCIAL STATEMENTS.

128	SIX CIRCLES TRUST	JUNE 30, 2025

Forward foreign currency exchange contracts outstanding as of June 30, 2025:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
USD	1,362	AUD	2,090	Deutsche Bank AG	07/02/2025	(13)
USD	1,783	AUD	2,770	Morgan Stanley & Co.	07/02/2025	(40)
USD	828	AUD	1,270	Toronto-Dominion Bank (The)	07/02/2025	(8)
USD	626	CAD	860	Morgan Stanley & Co.	07/02/2025	(6)
USD	195	CHF	160	Bank of America, NA	07/02/2025	(6)
USD	146	CHF	120	Bank of America, NA	07/02/2025	(5)
USD	414	CHF	340	Bank of America, NA	07/02/2025	(15)
USD	9	CHF	7	Bank of New York Mellon	07/02/2025	(—)	(h)
USD	41,355	CHF	33,980	Citibank, NA	07/02/2025	(1,470)
USD	12	CHF	10	Morgan Stanley & Co.	07/02/2025	(—)	(h)
USD	4,991	CHF	4,100	UBS AG London	07/02/2025	(177)
USD	3,600	CNY	25,800	HSBC Bank plc *	07/02/2025	(1)
USD	3,888	CNY	27,900	HSBC Bank plc *	07/02/2025	(6)
USD	1,796	CNY	12,900	HSBC Bank plc *	07/02/2025	(4)
USD	3,706	CNY	26,600	HSBC Bank plc *	07/02/2025	(6)
USD	4,864	CNY	34,900	HSBC Bank plc *	07/02/2025	(7)
CNY	14,148,600	USD	1,974,958	HSBC Bank plc *	07/02/2025	(413)
USD	1,928,108	CNY	13,847,000	HSBC Bank plc *	07/02/2025	(4,346)
USD	9,480	CNY	68,000	Standard Chartered Bank *	07/02/2025	(10)
USD	2,357	CNY	16,900	Standard Chartered Bank *	07/02/2025	(2)
USD	3,569	CNY	25,600	Standard Chartered Bank *	07/02/2025	(3)
USD	2,188	CNY	15,700	Standard Chartered Bank *	07/02/2025	(3)
USD	3,831	CNY	27,500	Standard Chartered Bank *	07/02/2025	(7)
USD	4,530	CNY	32,500	Standard Chartered Bank *	07/02/2025	(5)
USD	1,263	CZK	27,000	Bank of America, NA	07/02/2025	(23)
USD	32,656	CZK	717,543	Morgan Stanley & Co.	07/02/2025	(1,529)
USD	1,636	DKK	10,747	Citibank, NA	07/02/2025	(61)
USD	21,207	DKK	139,325	Citibank, NA	07/02/2025	(791)
USD	48	DKK	308	Deutsche Bank AG	07/02/2025	(—)	(h)
USD	96	DKK	630	Morgan Stanley & Co.	07/02/2025	(3)
USD	703	EUR	600	Bank of America, NA	07/02/2025	(4)
USD	17,289	EUR	15,160	Bank of America, NA	07/02/2025	(568)
USD	6,702	EUR	5,850	Bank of America, NA	07/02/2025	(189)
USD	3,811	EUR	3,250	Bank of America, NA	07/02/2025	(17)
USD	137,168	EUR	120,635	Bank of America, NA	07/02/2025	(4,934)
USD	211,071	EUR	186,010	Bank of America, NA	07/02/2025	(8,040)
USD	571	EUR	492	Bank of America, NA	07/02/2025	(9)
USD	23	EUR	20	Bank of America, NA	07/02/2025	(—)	(h)
USD	239	EUR	210	Bank of America, NA	07/02/2025	(8)
USD	6	EUR	5	Bank of New York Mellon	07/02/2025	(—)	(h)
USD	343	EUR	300	Bank of New York Mellon	07/02/2025	(11)
USD	1,550	EUR	1,362	Barclays Bank plc	07/02/2025	(55)
USD	234	EUR	205	Barclays Bank plc	07/02/2025	(7)
USD	1,865	EUR	1,615	Barclays Bank plc	07/02/2025	(38)
USD	135,956	EUR	120,057	Barclays Bank plc	07/02/2025	(5,465)
USD	70,191	EUR	61,970	Citibank, NA	07/02/2025	(2,807)
USD	136,715	EUR	120,057	Citibank, NA	07/02/2025	(4,706)
USD	5,824	EUR	5,027	Citibank, NA	07/02/2025	(97)
USD	219	EUR	191	Citibank, NA	07/02/2025	(6)
USD	461	EUR	400	Goldman Sachs International	07/02/2025	(10)
USD	23	EUR	20	Goldman Sachs International	07/02/2025	(1)
USD	3,227,382	EUR	2,839,723	Goldman Sachs International	07/02/2025	(117,671)
USD	24,940	EUR	21,974	Goldman Sachs International	07/02/2025	(944)
USD	2,120	EUR	1,810	Goldman Sachs International	07/02/2025	(12)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	129

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of June 30, 2025:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
USD	321	EUR	279	HSBC Bank plc	07/02/2025	(7)
USD	70,572	EUR	61,970	HSBC Bank plc	07/02/2025	(2,425)
USD	7,376	EUR	6,400	Morgan Stanley & Co.	07/02/2025	(163)
USD	1,857	EUR	1,600	Morgan Stanley & Co.	07/02/2025	(28)
USD	1,407	EUR	1,236	Morgan Stanley & Co.	07/02/2025	(48)
USD	1,733	EUR	1,500	Morgan Stanley & Co.	07/02/2025	(34)
USD	2,843	EUR	2,500	Morgan Stanley & Co.	07/02/2025	(101)
USD	11	EUR	10	Morgan Stanley & Co.	07/02/2025	(—)	(h)
USD	211,347	EUR	186,010	Morgan Stanley & Co.	07/02/2025	(7,764)
USD	1,683	EUR	1,460	Morgan Stanley & Co.	07/02/2025	(37)
USD	2,531	EUR	2,180	Morgan Stanley & Co.	07/02/2025	(37)
USD	2,900	EUR	2,520	Morgan Stanley & Co.	07/02/2025	(69)
USD	4,538	EUR	3,990	Morgan Stanley & Co.	07/02/2025	(162)
USD	1,638	EUR	1,440	Morgan Stanley & Co.	07/02/2025	(58)
USD	8,789	EUR	7,660	Morgan Stanley & Co.	07/02/2025	(234)
USD	11	EUR	10	Morgan Stanley & Co.	07/02/2025	(—)	(h)
USD	6	EUR	5	Morgan Stanley & Co.	07/02/2025	(—)	(h)
USD	104	EUR	90	Morgan Stanley & Co.	07/02/2025	(2)
USD	846	EUR	730	Morgan Stanley & Co.	07/02/2025	(13)
USD	3,096	EUR	2,700	UBS AG London	07/02/2025	(85)
USD	211,355	EUR	186,010	UBS AG London	07/02/2025	(7,756)
USD	1,643	EUR	1,440	UBS AG London	07/02/2025	(54)
USD	18,352	EUR	16,070	UBS AG London	07/02/2025	(578)
USD	126	EUR	110	UBS AG London	07/02/2025	(4)
USD	34	EUR	30	UBS AG London	07/02/2025	(1)
USD	920	EUR	800	Westpac Banking Corp.	07/02/2025	(22)
USD	211,386	EUR	186,010	Westpac Banking Corp.	07/02/2025	(7,725)
USD	5,032	EUR	4,400	Westpac Banking Corp.	07/02/2025	(151)
USD	73,714	GBP	54,677	Bank of America, NA	07/02/2025	(1,338)
USD	39,159	GBP	29,013	Bank of America, NA	07/02/2025	(666)
USD	839	GBP	620	Bank of America, NA	07/02/2025	(12)
USD	658,224	GBP	488,232	Bank of America, NA	07/02/2025	(11,948)
USD	16,065	GBP	11,903	Bank of America, NA	07/02/2025	(273)
USD	843	GBP	620	Bank of America, NA	07/02/2025	(8)
USD	830	GBP	620	Bank of America, NA	07/02/2025	(21)
USD	724	GBP	537	Bank of New York Mellon	07/02/2025	(13)
USD	495	GBP	367	Barclays Bank plc	07/02/2025	(9)
USD	185,018	GBP	137,180	BNP Paribas	07/02/2025	(3,282)
USD	2,325	GBP	1,716	BNP Paribas	07/02/2025	(30)
USD	2,221	GBP	1,640	Goldman Sachs International	07/02/2025	(31)
USD	2,056	GBP	1,520	Goldman Sachs International	07/02/2025	(30)
USD	703	GBP	519	HSBC Bank plc	07/02/2025	(8)
USD	73,716	GBP	54,680	Morgan Stanley & Co.	07/02/2025	(1,341)
USD	185,020	GBP	137,180	Morgan Stanley & Co.	07/02/2025	(3,280)
USD	2,127	GBP	1,550	Morgan Stanley & Co.	07/02/2025	(–)(h)
USD	15,022	HUF	5,361,077	Morgan Stanley & Co.	07/02/2025	(781)
USD	4,744	JPY	684,370	Bank of America, NA	07/02/2025	(8)
USD	1,137	JPY	164,650	Bank of America, NA	07/02/2025	(6)
JPY	150,400	USD	1,046	HSBC Bank plc	07/02/2025	(1)
JPY	1,357,070	USD	9,436	Morgan Stanley & Co.	07/02/2025	(12)
USD	5,694	JPY	820,920	Royal Bank of Canada	07/02/2025	(7)
USD	1,378	JPY	200,550	Standard Chartered Bank	07/02/2025	(15)
USD	4,461	JPY	644,230	UBS AG London	07/02/2025	(12)
USD	15,247	NOK	155,040	Goldman Sachs International	07/02/2025	(135)

SEE NOTES TO FINANCIAL STATEMENTS.

130	SIX CIRCLES TRUST	JUNE 30, 2025

Forward foreign currency exchange contracts outstanding as of June 30, 2025:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
USD	25,400	NZD	42,602	UBS AG London	07/02/2025	(568)
USD	56,542	PLN	212,435	Bank of America, NA	07/02/2025	(2,396)
USD	1,230	PLN	4,610	Morgan Stanley & Co.	07/02/2025	(49)
USD	20,912	RON	93,685	Goldman Sachs International	07/02/2025	(819)
USD	4,328	SEK	41,426	Bank of America, NA	07/02/2025	(51)
USD	26,887	SEK	257,365	Bank of America, NA	07/02/2025	(316)
USD	48	SEK	460	Morgan Stanley & Co.	07/02/2025	(1)
USD	822	SEK	7,880	Morgan Stanley & Co.	07/02/2025	(11)
USD	6	SEK	60	Morgan Stanley & Co.	07/02/2025	(—)	(h)
USD	37,039	SGD	47,721	Bank of America, NA	07/02/2025	(492)
THB	2,106,390	USD	64,822	Deutsche Bank AG	07/02/2025	(27)
USD	2,019	THB	65,870	Goldman Sachs International	07/02/2025	(7)
USD	972	THB	31,650	Morgan Stanley & Co.	07/02/2025	(2)
USD	61,509	THB	2,008,870	UBS AG London	07/02/2025	(286)
USD	6,337	AUD	9,961	Citibank, NA	07/22/2025	(222)
USD	222	AUD	347	HSBC Bank plc	07/22/2025	(7)
USD	9,517	CAD	13,137	Citibank, NA	07/22/2025	(141)
USD	1,659	CHF	1,337	Morgan Stanley & Co.	07/22/2025	(31)
USD	996	CZK	21,883	Citibank, NA	07/22/2025	(47)
USD	704	DKK	4,607	HSBC Bank plc	07/22/2025	(25)
USD	450	HUF	163,362	Citibank, NA	07/22/2025	(31)
JPY	143,117	USD	1,013	Barclays Bank plc	07/22/2025	(17)
USD	337	NOK	3,560	HSBC Bank plc	07/22/2025	(16)
USD	820	NZD	1,378	Morgan Stanley & Co.	07/22/2025	(20)
USD	867	PLN	3,307	HSBC Bank plc	07/22/2025	(50)
USD	478	RON	2,103	HSBC Bank plc	07/22/2025	(9)
USD	1,159	SEK	11,254	HSBC Bank plc	07/22/2025	(32)
USD	5,310	CHF	4,214	Westpac Banking Corp.	08/04/2025	(25)
USD	43,243	CHF	34,320	Westpac Banking Corp.	08/04/2025	(207)
USD	1,979,437	CNY	14,148,600	HSBC Bank plc*	08/04/2025	(40)
USD	9,609	CNY	68,700	Standard Chartered Bank*	08/04/2025	(3)
USD	35,325	CZK	744,543	Goldman Sachs International	08/04/2025	(184)
USD	1,793	DKK	11,377	Citibank, NA	08/04/2025	(8)
USD	21,954	DKK	139,325	Citibank, NA	08/04/2025	(102)
USD	4	DKK	27	Morgan Stanley & Co.	08/04/2025	(—)	(h)
USD	13,310	EUR	11,330	Bank of New York Mellon	08/04/2025	(68)
USD	607	EUR	516	Barclays Bank plc	08/04/2025	(2)
USD	142,528	EUR	121,517	Barclays Bank plc	08/04/2025	(953)
USD	583	EUR	499	Barclays Bank plc	08/04/2025	(7)
USD	141,316	EUR	121,517	Citibank, NA	08/04/2025	(2,165)
USD	116	EUR	100	Citibank, NA	08/04/2025	(2)
USD	449,117	EUR	382,470	Citibank, NA	08/04/2025	(2,483)
USD	74,292	EUR	63,883	Citibank, NA	08/04/2025	(1,138)
USD	114,937	EUR	98,858	Deutsche Bank AG	08/04/2025	(1,789)
USD	3,408,385	EUR	2,903,583	Goldman Sachs International	08/04/2025	(20,009)
USD	74,923	EUR	63,883	HSBC Bank plc	08/04/2025	(507)
USD	386	EUR	328	Morgan Stanley & Co.	08/04/2025	(2)
USD	13,316	EUR	11,335	Morgan Stanley & Co.	08/04/2025	(68)
USD	448,816	EUR	382,470	UBS AG London	08/04/2025	(2,784)
USD	146,373	GBP	106,757	Bank of America, NA	08/04/2025	(193)
USD	736	GBP	537	Bank of New York Mellon	08/04/2025	(1)
USD	695	GBP	507	Barclays Bank plc	08/04/2025	(1)
USD	181,289	GBP	132,275	BNP Paribas	08/04/2025	(309)
USD	1,412	GBP	1,030	BNP Paribas	08/04/2025	(2)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	131

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of June 30, 2025:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
USD	16,195	GBP	11,903	Goldman Sachs International	08/04/2025	(146)
USD	40,680	GBP	29,898	Goldman Sachs International	08/04/2025	(367)
USD	678,263	GBP	494,802	Goldman Sachs International	08/04/2025	(1,042)
USD	181,285	GBP	132,271	Morgan Stanley & Co.	08/04/2025	(308)
USD	2,056	GBP	1,500	Morgan Stanley & Co.	08/04/2025	(4)
USD	7	GBP	5	Morgan Stanley & Co.	08/04/2025	(—)	(h)
USD	1,240	HKD	9,700	Morgan Stanley & Co.	08/04/2025	(—)	(h)
USD	15,705	HUF	5,361,077	Goldman Sachs International	08/04/2025	(68)
USD	56,051	JPY	8,139,372	Goldman Sachs International	08/04/2025	(698)
USD	1,601,745	JPY	230,101,946	Goldman Sachs International	08/04/2025	(2,558)
USD	4,871	JPY	701,060	Morgan Stanley & Co.	08/04/2025	(17)
USD	15,367	NOK	155,040	Goldman Sachs International	08/04/2025	(18)
USD	25,855	NZD	42,602	Bank of America, NA	08/04/2025	(143)
USD	59,952	PLN	217,045	Morgan Stanley & Co.	08/04/2025	(213)
USD	1,266	PLN	4,580	Morgan Stanley & Co.	08/04/2025	(3)
USD	21,603	RON	93,685	Bank of America, NA	08/04/2025	(76)
USD	27,997	SEK	265,245	Bank of America, NA	08/04/2025	(104)
USD	4,302	SEK	40,758	Bank of America, NA	08/04/2025	(16)
USD	37,539	SGD	47,721	Standard Chartered Bank	08/04/2025	(91)
USD	64,937	THB	2,106,390	Deutsche Bank AG	08/04/2025	(28)
USD	4,138	AUD	6,310	Morgan Stanley & Co.	08/05/2025	(18)
USD	1,954	AUD	2,980	Morgan Stanley & Co.	08/05/2025	(9)
USD	195,858	AUD	299,760	Royal Bank of Canada	08/05/2025	(1,570)
USD	628	CAD	860	Morgan Stanley & Co.	08/05/2025	(4)
USD	341	CLP	319,372	HSBC Bank plc*	09/17/2025	(2)
USD	49,850	CNH	355,422	HSBC Bank plc	09/17/2025	(116)
USD	528	CNH	3,761	HSBC Bank plc	09/17/2025	(1)
USD	35,168	IDR	573,813,861	Bank of New York Mellon*	09/17/2025	(74)
USD	35,168	IDR	573,813,861	Bank of New York Mellon*	09/17/2025	(74)
USD	919	IDR	14,968,600	Morgan Stanley & Co.*	09/17/2025	(—)	(h)
USD	833	ILS	2,907	Barclays Bank plc	09/17/2025	(32)
USD	3,415	KRW	4,588,400	Bank of America, NA*	09/17/2025	(2)
USD	201,136	KRW	274,248,570	Goldman Sachs International*	09/17/2025	(3,069)
USD	2,153	MXN	41,832	Barclays Bank plc	09/17/2025	(58)
USD	70,708	MYR	298,070	Goldman Sachs International*	09/17/2025	(292)
USD	1,456	MYR	6,136	Goldman Sachs International*	09/17/2025	(6)
USD	213	PEN	778	Morgan Stanley & Co.*	09/17/2025	(6)
USD	1,323	SGD	1,689	Bank of America, NA	09/17/2025	(13)

Total unrealized depreciation						(259,938)

Net unrealized appreciation (depreciation)						(210,216)

*	Non-deliverable forward.

OTC Interest Rate Swaps contracts outstanding as of June 30, 2025:
FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS)($)		UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
Bank Negara Malaysia KLIBOR Interbank Offered Rate Fixing 3 Month	2.44% quarterly	Pay	Morgan Stanley & Co.	11/17/2030	MYR	5,000	(—	)(h)	(47)	(47)

SEE NOTES TO FINANCIAL STATEMENTS.

132	SIX CIRCLES TRUST	JUNE 30, 2025

OTC Interest Rate Swaps contracts outstanding as of June 30, 2025:
FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS)($)		UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
Bank Negara Malaysia KLIBOR Interbank Offered Rate Fixing 3 Month	3.88% quarterly	Pay	Morgan Stanley & Co.	11/23/2030	MYR	1,030	—		8	8
Bank Negara Malaysia KLIBOR Interbank Offered Rate Fixing 3 Month	3.81% quarterly	Pay	Goldman Sachs	05/17/2031	MYR	2,300	—		17	17
CFETS China Fixing Repo Rates 7 Day	2.36% quarterly	Pay	Morgan Stanley & Co.	09/01/2030	CNY	7,000	—		43	43

Total							(—	)(h)	21	21

Centrally Cleared Interest Rate Swap contracts outstanding as of June 30, 2025:
FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS)($)		UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.10% semi-annually	Pay	12/03/2025	JPY	140,000	(—	)(h)	(2)	(2)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.24% annually	Pay	02/02/2026	JPY	120,000	—	(h)	(2)	(2)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	(0.05)% annually	Pay	07/08/2027	JPY	400,000	(32)		(22)	(54)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	(0.05)% annually	Pay	07/08/2028	JPY	975,000	(162)		(34)	(196)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	(0.05)% annually	Receive	07/08/2029	JPY	25,000	6		1	7
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.65% annually	Pay	07/08/2029	JPY	365,000	(—	)(h)	(12)	(12)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	(0.05)% annually	Receive	07/08/2030	JPY	780,000	257		15	272
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.30% semi-annually	Pay	12/03/2030	JPY	143,500	(—	)(h)	(36)	(36)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.05% annually	Pay	07/08/2032	JPY	120,000	(40)		(17)	(57)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.10% annually	Pay	07/08/2033	JPY	245,000	(97)		(34)	(131)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.01% annually	Pay	07/08/2034	JPY	200,000	(95)		(44)	(139)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	1.10% annually	Pay	07/08/2035	JPY	140,000	(26)		24	(2)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.15% annually	Pay	07/08/2037	JPY	135,000	(78)		(50)	(128)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.30% annually	Pay	07/08/2043	JPY	210,000	(225)		(119)	(344)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	1.55% annually	Pay	07/08/2044	JPY	250,000	(2)		(61)	(63)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	1.60% annually	Pay	07/08/2045	JPY	30,000	(5)		(3)	(8)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.45% annually	Pay	07/08/2048	JPY	115,000	(141)		(96)	(237)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.45% annually	Pay	07/08/2054	JPY	255,000	(463)		(217)	(680)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	1.75% annually	Pay	07/08/2054	JPY	195,000	(8)		(100)	(108)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	133

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Interest Rate Swap contracts outstanding as of June 30, 2025:
FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS)($)	UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	1.75% annually	Pay	07/08/2055	JPY	35,000	(25)	4	(21)
BBSW ASX Australian 6 Month	2.50% semi-annually	Pay	12/03/2025	AUD	3,390	269	(283)	(14)
BBSW ASX Australian 6 Month	2.55% semi-annually	Pay	12/03/2026	AUD	770	(27)	20	(7)
BBSW ASX Australian 6 Month	2.60% semi-annually	Pay	12/03/2027	AUD	11,365	(267)	121	(146)
BBSW ASX Australian 6 Month	2.75% semi-annually	Pay	12/03/2030	AUD	1,035	144	(175)	(31)
BBSW ASX Australian 6 Month	2.75% semi-annually	Pay	12/03/2031	AUD	1,270	(82)	33	(49)
BBSW ASX Australian 6 Month	2.80% semi-annually	Pay	12/03/2033	AUD	485	(42)	15	(27)
BBSW ASX Australian 6 Month	2.80% semi-annually	Pay	12/03/2033	AUD	3,695	(326)	121	(205)
BBSW ASX Australian 6 Month	2.85% semi-annually	Pay	12/03/2034	AUD	1,050	(82)	17	(65)
Canadian Overnight Repo Rate Average	3.85% semi-annually	Pay	12/03/2026	CAD	4,285	2	62	64
Canadian Overnight Repo Rate Average	3.65% semi-annually	Pay	12/03/2027	CAD	10,850	133	90	223
Canadian Overnight Repo Rate Average	3.50% semi-annually	Pay	12/03/2029	CAD	4,780	88	48	136
Canadian Overnight Repo Rate Average	3.45% semi-annually	Pay	12/03/2032	CAD	3,490	40	74	114
Canadian Overnight Repo Rate Average	3.50% semi-annually	Pay	12/03/2033	CAD	800	(2)	30	28
Canadian Overnight Repo Rate Average	3.50% semi-annually	Pay	12/03/2034	CAD	4,115	107	37	144
Canadian Overnight Repo Rate Average	3.55% semi-annually	Pay	12/03/2042	CAD	1,895	57	1	58
Canadian Overnight Repo Rate Average	3.40% semi-annually	Pay	12/03/2049	CAD	480	(1)	10	9
Canadian Overnight Repo Rate Average	3.35% semi-annually	Pay	12/03/2051	CAD	220	9	(5)	4
Canadian Overnight Repo Rate Average	3.30% semi-annually	Pay	12/03/2052	CAD	1,510	36	(19)	17
Canadian Overnight Repo Rate Average	3.30% semi-annually	Pay	12/03/2053	CAD	860	23	(12)	11
Canadian Overnight Repo Rate Average	3.25% semi-annually	Pay	12/03/2054	CAD	275	(2)	4	2
Canadian Overnight Repo Rate Average	3.25% semi-annually	Pay	12/03/2055	CAD	310	1	2	3
CFETS China Fixing Repo Rates 7 day	2.81% quarterly	Pay	04/12/2026	CNY	3,590	— (h)	6	6
CFETS China Fixing Repo Rates 7 day	2.40% quarterly	Pay	05/11/2026	CNY	23,000	35	(8)	27
CFETS China Fixing Repo Rates 7 day	2.60% quarterly	Pay	05/11/2028	CNY	91,220	206	215	421
CFETS China Fixing Repo Rates 7 day	2.40% quarterly	Pay	12/06/2028	CNY	5,000	10	12	22
CFETS China Fixing Repo Rates 7 day	2.65% quarterly	Pay	05/10/2029	CNY	134,160	775	76	851
CFETS China Fixing Repo Rates 7 day	1.59% quarterly	Pay	12/02/2029	CNY	18,000	—	12	12
CFETS China Fixing Repo Rates 7 day	1.50% quarterly	Pay	12/12/2029	CNY	22,900	2	— (h)	2
CFETS China Fixing Repo Rates 7 day	1.50% quarterly	Pay	05/11/2030	CNY	34,830	7	(3)	4
Colombia IBR Overnight Nominal Interbank Reference Rate	7.81% quarterly	Pay	05/21/2029	COP	1,000,000	— (h)	(6)	(6)
Colombia IBR Overnight Nominal Interbank Reference Rate	4.44% quarterly	Pay	09/10/2030	COP	2,257,000	— (h)	(101)	(101)
Copenhagen Interbank Offered Rates 6 Month	3.20% annually	Pay	07/10/2034	DKK	1,000	6	3	9
Copenhagen Interbank Offered Rates 6 Month	3.20% annually	Pay	07/10/2035	DKK	270	2	1	3
Czech Interbank Offered Rates 6 Month	3.51% annually	Pay	03/20/2031	CZK	13,830	(12)	7	(5)
Czech Interbank Offered Rates 6 Month	3.55% annually	Pay	09/10/2034	CZK	1,325	(1)	1	— (h)
ESTR Volume Weighted Trimmed Mean Rate	1.20% annually	Pay	05/11/2052	EUR	1,810	(182)	(427)	(609)
GPW Benchmark WIBID/WIBOR PLN 6 Month	4.82% annually	Pay	11/28/2030	PLN	1,000	— (h)	14	14
GPW Benchmark WIBID/WIBOR PLN 6 Month	4.35% annually	Pay	05/11/2031	PLN	1,690	(14)	16	2
GPW Benchmark WIBID/WIBOR PLN 6 Month	4.50% annually	Pay	05/11/2035	PLN	345	(5)	5	— (h)
KRW Certificate of Deposit 3 Month	1.00% quarterly	Pay	09/01/2025	KRW	2,400,000	— (h)	(7)	(7)
KRW Certificate of Deposit 3 Month	3.14% quarterly	Pay	04/19/2028	KRW	860,000	— (h)	13	13
KRW Certificate of Deposit 3 Month	1.07% quarterly	Pay	04/27/2030	KRW	200,000	(8)	(2)	(10)
KRW Certificate of Deposit 3 Month	0.97% quarterly	Pay	08/14/2030	KRW	2,100,000	— (h)	(119)	(119)
KRW Certificate of Deposit 3 Month	0.94% quarterly	Pay	08/19/2030	KRW	5,075,000	(82)	(206)	(288)

SEE NOTES TO FINANCIAL STATEMENTS.

134	SIX CIRCLES TRUST	JUNE 30, 2025

Centrally Cleared Interest Rate Swap contracts outstanding as of June 30, 2025:
FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS)($)		UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
KRW Certificate of Deposit 3 Month	2.82% quarterly	Pay	04/28/2032	KRW	1,245,595	(13)		29	16
KRW Certificate of Deposit 3 Month	3.15% quarterly	Pay	03/10/2033	KRW	1,868,660	(15)		72	57
KRW Certificate of Deposit 3 Month	3.61% quarterly	Pay	11/24/2033	KRW	805,000	—	(h)	47	47
KRW Certificate of Deposit 3 Month	3.15% quarterly	Pay	03/10/2034	KRW	2,961,000	7		88	95
KRW Certificate of Deposit 3 Month	3.20% quarterly	Pay	03/10/2035	KRW	2,076,000	57		20	77
KRW Certificate of Deposit 3 Month	3.10% quarterly	Pay	03/10/2043	KRW	161,125	(3)		12	9
Mexico Interbank TIIE 1 Day	9.10% lunar	Pay	12/06/2034	MXN	4,625	4		13	17
National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index	6.85% annually	Pay	05/06/2031	HUF	60,000	5		1	6
National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index	6.25% annually	Pay	09/10/2034	HUF	10,335	(1)		2	1
Norway Interbank Offered Rate Fixing 6 Month	4.00% annually	Pay	07/10/2032	NOK	1,165	(—	)(h)	4	4
Norway Interbank Offered Rate Fixing 6 Month	3.85% annually	Pay	07/10/2034	NOK	1,300	3		— (h)	3
NZD Bank Bill 3 Month	4.24% semi-annually	Pay	06/30/2032	NZD	500	(7)		15	8
NZFM New Zealand Bank Bill 3 Month FRA	4.40% semi-annually	Pay	05/08/2034	NZD	250	5		— (h)	5
Shekel Overnight Risk Free Rate	3.95% annually	Pay	07/08/2030	ILS	1,505	1		2	3
Singapore Domestic Interbank Overnight Rate Average	2.65% semi-annually	Pay	09/10/2030	SGD	400	—	(h)	16	16
Singapore Domestic Interbank Overnight Rate Average	3.24% semi-annually	Pay	05/03/2034	SGD	300	5		21	26
Singapore Domestic Interbank Overnight Rate Average	2.45% semi-annually	Pay	09/10/2034	SGD	200	(3)		10	7
SONIA Interest Rate Benchmark	0.45% annually	Pay	03/31/2026	GBP	1,250	—	(h)	(60)	(60)
SONIA Interest Rate Benchmark	1.00% annually	Receive	05/08/2026	GBP	1,330	(115)		63	(52)
SONIA Interest Rate Benchmark	1.10% annually	Receive	05/08/2029	GBP	2,010	(309)		51	(258)
SONIA Interest Rate Benchmark	1.10% annually	Receive	05/08/2030	GBP	4,590	1,148		(415)	733
SONIA Interest Rate Benchmark	3.90% annually	Receive	05/08/2031	GBP	1,145	(19)		4	(15)
SONIA Interest Rate Benchmark	3.85% annually	Pay	05/08/2032	GBP	450	(1)		3	2
SONIA Interest Rate Benchmark	1.15% annually	Receive	05/08/2033	GBP	165	(50)		8	(42)
SONIA Interest Rate Benchmark	3.90% annually	Pay	05/08/2035	GBP	615	(11)		5	(6)
SONIA Interest Rate Benchmark	1.20% annually	Pay	05/08/2038	GBP	345	(140)		(2)	(142)
SONIA Interest Rate Benchmark	3.90% annually	Receive	05/08/2039	GBP	1,470	(28)		96	68
SONIA Interest Rate Benchmark	1.25% annually	Pay	05/08/2039	GBP	1,080	(468)		— (h)	(468)
SONIA Interest Rate Benchmark	1.25% annually	Receive	05/08/2043	GBP	895	381		100	481
SONIA Interest Rate Benchmark	1.25% annually	Pay	05/08/2046	GBP	1,865	299		(1,421)	(1,122)
SONIA Interest Rate Benchmark	1.25% annually	Pay	05/08/2048	GBP	1,155	(638)		(99)	(737)
SONIA Interest Rate Benchmark	3.90% annually	Pay	05/08/2054	GBP	820	(8)		(94)	(102)
SONIA Interest Rate Benchmark	1.25% annually	Pay	05/08/2054	GBP	950	(579)		(107)	(686)
SONIA Interest Rate Benchmark	3.90% annually	Pay	05/08/2055	GBP	405	(50)		(1)	(51)
Stockholm Interbank Offered Rates 3 Month	3.15% annually	Pay	07/10/2032	SEK	2,000	11		6	17
Stockholm Interbank Offered Rates 3 Month	3.10% annually	Pay	07/10/2035	SEK	470	2		2	4
Swiss Average Rate ON Intraday Value	2.00% annually	Pay	05/08/2030	CHF	1,700	80		124	204
Swiss Average Rate ON Intraday Value	0.13% annually	Pay	11/05/2031	CHF	260	—	(h)	(3)	(3)
Swiss Average Rate ON Intraday Value	1.91% annually	Pay	03/31/2033	CHF	400	—	(h)	63	63
Swiss Average Rate ON Intraday Value	2.00% annually	Pay	05/08/2034	CHF	440	41		37	78
Swiss Average Rate ON Intraday Value	2.00% annually	Pay	05/08/2035	CHF	105	18		2	20
Thailand Overnight Repo Rate ON	1.15% quarterly	Pay	11/19/2030	THB	31,000	—	(h)	(9)	(9)
Thailand Overnight Repo Rate ON	2.86% quarterly	Pay	04/23/2034	THB	15,000	—	(h)	52	52
Thailand Overnight Repo Rate ON	2.35% quarterly	Pay	09/10/2034	THB	18,540	3		37	40

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	135

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Interest Rate Swap contracts outstanding as of June 30, 2025:
FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS)($)	UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
Thailand Overnight Repo Rate ON	2.17% quarterly	Pay	12/16/2034	THB	7,000	(1)	13	12
United States SOFR	3.50% annually	Receive	06/21/2026	USD	5,500	129	(108)	21
United States SOFR	3.75% annually	Pay	12/18/2026	USD	21,400	142	(188)	(46)
United States SOFR	2.00% annually	Receive	12/21/2027	USD	5,400	448	(197)	251
United States SOFR	1.22% annually	Receive	08/15/2028	USD	5,797	— (h)	551	551
United States SOFR	1.50% semi-annually	Pay	12/15/2028	USD	27,300	(3,606)	1,641	(1,965)
United States SOFR	4.25% annually	Receive	03/20/2029	USD	15,800	(512)	49	(463)
United States SOFR	3.75% annually	Pay	12/18/2029	USD	18,000	256	(68)	188
United States SOFR	3.50% annually	Pay	12/20/2030	USD	14,000	484	(450)	34
United States SOFR	3.75% annually	Receive	06/20/2031	USD	2,500	14	(50)	(36)
United States SOFR	3.75% annually	Receive	06/20/2031	USD	19,200	(121)	400	279
United States SOFR	3.50% annually	Receive	12/20/2033	USD	45,100	2,149	(1,557)	592
United States SOFR	3.75% annually	Receive	06/20/2034	USD	4,800	171	(211)	(40)
United States SOFR	3.75% annually	Pay	12/18/2034	USD	1,000	1	2	3
United States SOFR	3.25% annually	Receive	03/19/2035	USD	11,100	729	(304)	425
United States SOFR	3.25% annually	Receive	06/18/2035	USD	17,200	584	54	638
United States SOFR	3.25% annually	Receive	12/20/2053	USD	4,200	487	27	514
United States SOFR	3.50% annually	Receive	12/18/2054	USD	4,500	(53)	403	350

Total						594	(2,311)	(1,717)

(a)	Value of floating rate index as of June 30, 2025 was as follows:

FLOATING RATE INDEX
Bank Negara Malaysia KLIBOR Interbank Offered Rate Fixing 3 Month	3.50%
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.48%
BBSW ASX Australian 6 Month	3.78%
Canadian Overnight Repo Rate Average	2.75%
CFETS China Fixing Repo Rates 7 Day	1.95%
Colombia IBR Overnight Nominal Interbank Reference Rate	8.73%
Copenhagen Interbank Offered Rates 6 Month	2.11%
Czech Interbank Offered Rates 6 Month	3.48%
ESTR Volume Weighted Trimmed Mean Rate	1.92%
GPW Benchmark WIBID/WIBOR PLN 6 Month	4.94%
KRW Certificate of Deposit 3 Month	2.56%
Mexico Interbank TIIE 1 Day	8.14%
National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index	6.50%
Norway Interbank Offered Rate Fixing 6 Month	4.37%
NZD Bank Bill 3 Month	3.29%
NZFM New Zealand Bank Bill 3 Month FRA	3.29%
Shekel Overnight Risk Free Rate	4.50%
Singapore Domestic Interbank Overnight Rate Average	1.56%
SONIA Interest Rate Benchmark	4.22%
Stockholm Interbank Offered Rates 3 Month	2.13%
Swiss Average Rate ON Intraday Value	-0.03%
Thailand Overnight Repo Rate ON	1.74%
United States SOFR	4.45%

Written Put Option Contracts on Securities as of June 30, 2025:
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT			EXERCISE PRICE		EXPIRATION DATE	VALUE
FNMA or FHLMC, Single Family, 30 years, TBA, 4.50%, 07/14/2055	Citigroup Global Markets, Inc.	(6,000)	USD	(—	)(h)	USD	92.47	07/07/2025	$(—)(h)

									(—)(h)

SEE NOTES TO FINANCIAL STATEMENTS.

136	SIX CIRCLES TRUST	JUNE 30, 2025

Written Call Option Contracts on Securities as of June 30, 2025:
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT		EXERCISE PRICE		EXPIRATION DATE	VALUE
FNMA or FHLMC, Single Family, 30 years, TBA, 4.50%, 07/14/2055	Citigroup Global Markets, Inc.	(6,000)	USD	(216)	USD	96.47	07/07/2025	(2)
FNMA or FHLMC, Single Family, 30 years, TBA, 4.5%, 09/15/2055	BofA Securities, Inc.	(5,000)	USD	(2,080)	USD	96.69	09/08/2025	(22)

								(24)

Total Written Options Contracts (Premiums Received $80)								(24)

Purchased Call Interest Rate Swaptions contracts outstanding as of June 30, 2025:
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
10-Year Swaption, United States SOFR	Bank of America, NA	1,900	691	4.10	02/06/2035	$100
10-Year Swaption, United States SOFR	Bank of America, NA	2,500	944	4.27	05/01/2035	145
10-Year Swaption, United States SOFR	Deutsche Bank AG	5,000	1,916	4.31	05/02/2035	296
10-Year Swaption, United States SOFR	Bank of America, NA	2,500	1,002	4.47	06/04/2035	161
10-Year Swaption, United States SOFR	Deutsche Bank AG	3,900	1,549	4.44	06/18/2035	248
7-Year Swaption, United States SOFR	Bank of America, NA	44,300	709	3.37	09/04/2025	278

						1,228

Purchased Put Interest Rate Swaptions contracts outstanding as of June 30, 2025:
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
10-Year Swaption, United States SOFR	Barclays Bank plc	1,000	28	5.00	10/14/2025	—(h)
10-Year Swaption, United States SOFR	Barclays Bank plc	20,000	388	5.00	07/22/2025	—(h)
10-Year Swaption, United States SOFR	Bank of America, NA	1,900	691	4.10	02/06/2035	132
10-Year Swaption, United States SOFR	Bank of America, NA	2,500	944	4.27	05/01/2035	162
10-Year Swaption, United States SOFR	Deutsche Bank AG	5,000	1,916	4.31	05/02/2035	319
10-Year Swaption, United States SOFR	Bank of America, NA	2,500	1,002	4.47	06/04/2035	150
10-Year Swaption, United States SOFR	Deutsche Bank AG	3,900	1,549	4.44	06/18/2035	237
7-Year Swaption, United States SOFR	Barclays Bank plc	125,000	938	5.00	10/08/2025	10
7-Year Swaption, United States SOFR	Bank of America, NA	200,400	391	5.00	08/29/2025	2

						1,012

Total Purchased Interest Rate Swaptions contracts (Premiums Paid $3,375)						2,240

Written Call Interest Rate Swaptions contracts outstanding as of June 30, 2025:
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
10-Year Swaption, United States SOFR	Bank of America, NA	(8,800)	(287)	3.67	08/29/2025	$(105)

						(105)

Written Put Interest Rate Swaptions contracts outstanding as of June 30, 2025:
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
7-Year Swaption, United States SOFR	Bank of America, NA	(8,200)	(95)	3.94	07/07/2025	(—)(h)
7-Year Swaption, United States SOFR	Bank of America, NA	(34,000)	(833)	3.97	09/04/2025	(58)

						(58)

Total Written Interest Rate Swaptions contracts (Premiums Received $312)						(163)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	137

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Reverse Repurchase Agreements
COUNTERPARTY	BORROWING RATE	SETTLEMENT DATE	MATURITY DATE	AMOUNT BORROWED	PAYABLE FOR REVERSE REPURCHASE AGREEMENTS($)	COLLATERAL PLEDGED/ (RECEIVED)($)	NET AMOUNT (DUE TO)/ FROM COUNTERPATRY($)
Citigroup Global Markets, Inc.	4.46%	6/26/2025	7/14/2025	(115,073)	(115,144)	115,144	—
Wells Fargo Bank NA	4.46%	6/12/2025	7/14/2025	(24,754)	(24,813)	24,813	—

					(139,957)

Accounted for as Secured Borrowings
Remaining Contractual Maturity of the Agreements
	OVERNIGHT AND CONTINUOUS	UP TO 30 DAYS	31-90 DAYS	GREATER THAN 90 DAYS	TOTAL
Reverse Repurchase Agreements
Mortgage Backed Securities	—	(139,957)	—	—	(139,957)

Payable for Reverse Repurchase Agreements					(139,957)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025

ACES	— Alternative Credit Enhancement Securities
ARM	— Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of June 30, 2025.
ASX	— Australian Stock Exchange
BAM	— Insured by Build America Mutual
BBSW	— Bank Bill Swap Rate
CFETS	— China Foreign Exchange Trade System
CLO	— Collateralized Loan Obligations
CMT	— Constant Maturity Treasury
CPI	— Consumer Price Index
EURIBOR	— Euro Interbank Offered Rate
ESTR	— Euro short-term rate
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GPW	— Polish Stock Market
IBOR	— Interbank Offered Rate
IBR	— Indicador Bancario de Referencia
ICE	— Intercontinental Exchange
IF

—  Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of June 30, 2025. The rate may be subject to a cap and floor.

IO

—  Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

KLIBOR	— Kuala Lumpur Interbank Offered Rate
LIBOR	— London Interbank Offered Rate
NZFM	— New Zealand Financial Markets

OYJ	— Public Limited Company
PO

—  Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REIT	— Real Estate Investment Trust
Reg. S

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.

REMICS	— Real Estate Mortgage Investment Conduit
Rev.	— Revenue
SOFR	— Secured Overnight Financing Rate
SONIA	— Sterling Overnight Interbank Average Rate
STRIP

—  Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of June 30, 2025.
TBA	— To Be Announced
TIIE	— Interbank Equilibrium Interest Rate
TONAR	— Tokyo Overnight Average Rate
VA	— Veterans Administration
WIBID	— Warsaw Interbank Bid Rate
WIBOR	— Warsaw Interbank Offered Rate
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

SEE NOTES TO FINANCIAL STATEMENTS.

138	SIX CIRCLES TRUST	JUNE 30, 2025

(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than 500 shares or principal/ $500.
(n)	— The rate shown is the effective yield as of June 30, 2025.
(t)	— The date shown represents the earliest of the next put date or final maturity date.
(w)	— All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(x)

—  Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2025.

(z)

—  Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of June 30, 2025.

(aa)	— Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of June 30, 2025
(bb)	— Security has been valued using significant unobservable inputs.
(ee)	— Approximately $3,020 of these investments are restricted as collateral for swaps to Citigroup Clearing.
(ff)	— Approximately $1,429 of these investments are restricted as collateral for futures to Citigroup Global Markets, Inc.
(gg)	— Position, or portion thereof, has been segregated to collateralize reverse repurchase agreements.
(ii)	— Approximately $4,167 of these investments are restricted as collateral for forwards to Bank of America NA.
(jj)	— Approximately $16,484 of these investments are restricted as collateral for bi-lateral derivatives to various brokers.

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan
CNY	— Chinese Yuan
COP	— Colombian Peso
CZK	— Czech Koruna
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli New Shekel
JPY	— Japanese Yen
KRW	— Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peruvian Nuevo Sol
PLN	— Polish Zloty
RON	— Romanian Leu
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thai Baht
USD	— United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	139

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — 97.9% (t)
Alabama — 4.4%
Alabama Economic Settlement Authority, BP Settlement, Series A, Rev., 4.00%, 09/15/2033	1,000	986
Alabama Federal Aid Highway Finance Authority, Garvee,
Series A, Rev., 5.00%, 09/01/2032 (p)	1,160	1,216
Series A, Rev., 5.00%, 09/01/2035 (p)	1,000	1,049
Series A, Rev., 5.00%, 09/01/2036 (p)	2,000	2,053
Alabama Housing Finance Authority,
Rev., GNMA/FNMA/FHLMC, 4.45%, 10/01/2044	760	728
Rev., GNMA/FNMA/FHLMC, 5.75%, 04/01/2055	3,350	3,627
Series D, Rev., GNMA/FNMA/FHLMC, 5.75%, 10/01/2055	2,565	2,784
Alabama Housing Finance Authority, Cooper Green Homes Project, Rev., 5.00%, 02/01/2029 (z)	260	272
Alabama Public School and College Authority, Social Bonds,
Series A, Rev., 5.00%, 11/01/2037	6,400	6,772
Series A, Rev., 5.00%, 11/01/2039	10,000	10,454
Alabama Special Care Facilities Financing Authority, Ascension Senior Credit Group, Series C, Rev., 5.00%, 11/15/2046	23,000	22,716
Auburn University, Series A, Rev., 4.00%, 06/01/2041	7,000	6,407
Baldwin County Industrial Development Authority, Novelis Corporation Project, Rev., AMT, 5.00%, 06/01/2055 (e) (z)	5,845	5,893
Birmingham-Jefferson Civic Center Authority, Series A, Special Tax, 5.00%, 07/01/2048	3,200	3,203
Birmingham-Jefferson Civic Center Authority, City of Birmingham, Rev., 5.00%, 05/01/2048	12,700	12,731
Black Belt Energy Gas District,
Rev., 4.00%, 06/01/2051 (z)	23,030	23,305
Rev., 5.00%, 05/01/2055 (z)	24,270	25,421
Series A, Rev., 5.25%, 05/01/2055 (z)	2,000	2,080
Series B1, Rev., 4.00%, 04/01/2053 (z)	2,000	2,007
Series B2, Rev., (SIFMA Municipal Swap Index + 0.65%), 2.57%, 04/01/2053 (aa)	9,250	9,062
Series B, Rev., 5.00%, 10/01/2055 (z)	7,100	7,475
Series B, Rev., LIQ: Royal Bank of Canada, 5.25%, 12/01/2053 (z)	3,925	4,206
Series C1, Rev., 5.25%, 02/01/2053 (z)	17,000	17,878
Series C, Rev., 5.50%, 10/01/2054 (z)	5,000	5,397
Series D1, Rev., LIQ: Royal Bank of Canada, 4.00%, 07/01/2052 (z)	1,800	1,815
Series D, Rev., 5.00%, 03/01/2055 (z)	7,000	7,406
Black Belt Energy Gas District, Gas Project,

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Alabama — continued
Series D1, Rev., 5.50%, 06/01/2049 (z)	7,100	7,489
Series F, Rev., 5.50%, 11/01/2053 (z)	10,625	11,165
Black Belt Energy Gas District, Gas Project Bonds Project No. 7, Rev., 4.00%, 10/01/2052 (z)	13,120	13,153
Black Belt Energy Gas District, Gas Project No. 8, Series A, Rev., 4.00%, 12/01/2052 (z)	4,910	4,874
Black Belt Energy Gas District, Project No. 4, Series A1, Rev., 4.00%, 12/01/2049 (z)	6,810	6,816
Black Belt Energy Gas District, Project No. 5, Series A1, Rev., 4.00%, 10/01/2049 (z)	5,000	5,013
Black Belt Energy Gas District, Project No. 6, Series B, Rev., 4.00%, 10/01/2052 (z)	9,005	9,028
City of Birmingham, Warrants, Series A, GO, 4.00%, 06/01/2032	4,075	4,151
County of Jefferson AL, Rev., 4.00%, 09/15/2036	2,590	2,576
County of Jefferson Sewer Revenue, Warrants,
Rev., 5.00%, 10/01/2035	2,285	2,462
Rev., 5.00%, 10/01/2036	1,455	1,553
Rev., 5.00%, 10/01/2037	8,685	9,222
Rev., 5.00%, 10/01/2038	2,190	2,307
Rev., 5.00%, 10/01/2039	3,285	3,437
Rev., 5.25%, 10/01/2049	3,805	3,847
Energy Southeast A Cooperative District,
Series A1, Rev., 5.50%, 11/01/2053 (z)	1,500	1,619
Series B1, Rev., 5.75%, 04/01/2054 (z)	650	710
Series B, Rev., 5.25%, 07/01/2054 (z)	7,695	8,231
Health Care Authority for Baptist Health, Affiliate of UAB Health System Community, Rev., 5.00%, 11/15/2032	10,495	11,296
Health Care Authority of the City of Huntsville, Health System,
Series B1, Rev., 4.00%, 06/01/2045	1,750	1,542
Series B1, Rev., 5.00%, 06/01/2038	1,000	1,033
Homewood Educational Building Authority, Rev., 5.50%, 10/01/2049	3,500	3,549
Hoover Industrial Development Board, Green Bonds, Rev., AMT, 6.38%, 11/01/2050 (z)	2,375	2,609
Hoover Industrial Development Board, United States Steel Corporation, Rev., AMT, 5.75%, 10/01/2049	3,500	3,529
Huntsville Public Building Authority, Rev., 5.00%, 02/01/2052	3,000	3,051

SEE NOTES TO FINANCIAL STATEMENTS.

140	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Alabama — continued
Industrial Development Board of the City of Mobile Alabama, Alabama Power Co. Barry Plant, Rev., 3.30%, 07/15/2034 (z)	4,000	4,002
Industrial Development Board of the City of Mobile, Alabama Pollution Control Revenue, Alabama Power Company Barry Plant, Rev., 3.38%, 06/01/2034 (z)	13,010	13,068
Lower Alabama Gas District (The), Gas Project Revenue Bonds, Rev., 4.00%, 12/01/2050 (z)	3,250	3,256
Madison Water & Wastewater Board, Rev., 5.25%, 12/01/2048	1,700	1,788
Mobile County Industrial Development Authority, Rev., AMT, 5.00%, 06/01/2054	5,800	5,558
Mobile County Industrial Development Authority, AM/NS Calvert LLC, Rev., AMT, 4.75%, 12/01/2054	13,985	12,866
Selma Industrial Development Board, Rev., 3.45%, 11/01/2033 (z)	2,150	2,101
Southeast Alabama Gas Supply District, Project No. 1, Series A, Rev., 5.00%, 08/01/2054 (z)	21,175	22,263
Southeast Alabama Gas Supply District, Project No. 2, Rev., 5.00%, 06/01/2049 (z)	19,485	20,541
Southeast Energy Authority A Cooperative District, Project #4, Series B1, Rev., 5.00%, 05/01/2053 (z)	4,935	5,105
Southeast Energy Authority A Cooperative District, Project #6,
Series B, Rev., LIQ: Royal Bank of Canada, 5.00%, 06/01/2030	2,225	2,347
Series B, Rev., LIQ: Royal Bank of Canada, 5.00%, 01/01/2054 (z)	10,000	10,534
Southeast Energy Authority A Cooperative District, Project 1, Series A, Rev., 4.00%, 11/01/2051 (z)	3,500	3,511
Southeast Energy Authority A Cooperative District, Project 2, Series B, Rev., 4.00%, 12/01/2051 (z)	8,830	8,727
Southeast Energy Authority A Cooperative District, Project No. 3, Series A1, Rev., 5.50%, 01/01/2053 (z)	1,820	1,942
Southeast Energy Authority A Cooperative District, Project No. 5, Series A, Rev., 5.25%, 01/01/2054 (z)	15,000	15,734
Southeast Energy Authority, A Cooperative District,
Series A, Rev., 5.00%, 11/01/2035	12,970	13,400
Series A, Rev., 5.00%, 01/01/2056 (z)	10,315	10,525
Series B, Rev., 5.25%, 03/01/2055 (z)	11,180	11,680
Series C, Rev., 5.00%, 10/01/2055 (z)	22,330	23,532

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Alabama — continued
Series F, Rev., 5.25%, 11/01/2055 (z)	35,000	37,624
State of Alabama Docks Department, Docks,
Series A, Rev., AMT, 5.00%, 10/01/2025	1,750	1,756
Series A, Rev., AMT, 5.00%, 10/01/2026	1,890	1,927
Tender Option Bond Trust, Floater Certificates, Series 2022-XF3073, Rev., LIQ: Morgan Stanley, 2.22%, 02/01/2053 (e) (z)	10,000	10,000
Tuscaloosa City Board of Education, Warrants, Rev., 5.00%, 08/01/2041 (p)	2,525	2,585
UAB Medicine Finance Authority, Series B, Rev., 5.00%, 09/01/2041	1,750	1,752
University of South Alabama,
Rev., 4.00%, 11/01/2035	2,000	1,952
Rev., BAM, 5.25%, 04/01/2054	2,845	2,919
Water Works Board of the City of Birmingham (The), Rev., 3.75%, 09/01/2026 (e)	2,690	2,687

		566,887

Alaska — 0.2%
Alaska Housing Finance Corp., General Mortgage, Series B, Rev., 3.25%, 12/01/2044	1,085	1,071
Alaska Housing Finance Corp., General Mortgage Revenue II, Series A, Rev., 4.50%, 06/01/2044	5,000	4,803
Alaska Housing Finance Corp., Social Bonds State Capital,
Rev., 5.00%, 06/01/2032	920	1,004
Rev., 5.00%, 12/01/2032	945	1,029
State of Alaska,
GO, 5.00%, 08/01/2033	2,000	2,261
GO, 5.00%, 08/01/2034	1,125	1,277
GO, 5.00%, 08/01/2035	2,000	2,249
State of Alaska International Airports System,
Series A, Rev., 5.00%, 10/01/2034	1,080	1,209
Series C, Rev., AMT, 5.00%, 10/01/2025	1,000	1,004
Series C, Rev., AMT, 5.00%, 10/01/2027	2,000	2,076
Series C, Rev., AMT, 5.00%, 10/01/2030	5,000	5,363

		23,346

Arizona — 1.2%
Arizona Board of Regents,
Series A, Rev., 5.00%, 07/01/2043	2,480	2,520
Series C, Rev., 5.00%, 07/01/2046	10,000	10,014
Arizona Industrial Development Authority,
Rev., 4.00%, 07/01/2061	3,000	2,348

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	141

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Arizona — continued
Series 2019-2, Rev., 3.63%, 05/20/2033	1,387	1,328
Series A, Rev., 4.00%, 09/01/2035	225	223
Series A, Rev., 4.00%, 09/01/2036	250	246
Arizona Industrial Development Authority, Greathearts Arizona Project, Series A, Rev., 5.00%, 07/01/2026	125	127
Arizona Industrial Development Authority, Jerome Facilities Project, Series B, Rev., 4.00%, 07/01/2051	2,000	1,646
Arizona Industrial Development Authority, Phoenix Children’s Hospital, Rev., 5.00%, 02/01/2033	2,000	2,195
Arizona Industrial Development Authority, Somerset Academy of Las Vegas, Aliante,
Rev., 3.00%, 12/15/2031 (e)	420	386
Rev., 4.00%, 12/15/2041 (e)	500	422
Rev., 4.00%, 12/15/2051 (e)	700	527
Arizona Industrial Development Authority, Sustainable Bonds Equitable, Rev., 5.00%, 11/01/2028	2,870	3,002
Arizona Industrial Development Authority, The Acacia at Youngtown, Rev., 5.00%, 11/01/2058 (z)	4,780	4,915
Arizona State University,
Series A, Rev., 5.00%, 07/01/2043	1,105	1,119
Series C, Rev., 5.00%, 07/01/2042	2,000	2,005
Arizona State University, Board of Regents,
Series B, Rev., 5.00%, 07/01/2026	100	102
Series B, Rev., 5.00%, 07/01/2042	2,000	2,021
Chandler Industrial Development Authority, Intel Corp. Project,
Rev., AMT, 5.00%, 09/01/2042 (z)	3,000	3,053
Rev., AMT, 5.00%, 09/01/2052 (z)	2,860	2,911
City of Glendale AZ, Rev., 5.00%, 07/01/2038	5,190	5,658
City of Mesa, GO, 5.00%, 07/01/2042	2,665	2,796
City of Mesa Utility System Revenue, Rev., 5.00%, 07/01/2032	1,000	1,049
City of Phoenix, Civic Improvement Corp.,
Series A, Rev., 5.00%, 07/01/2029	1,000	1,069
Series A, Rev., 5.00%, 07/01/2031	2,000	2,123
Series A, Rev., 5.00%, 07/01/2032	1,000	1,057
Series A, Rev., 5.00%, 07/01/2034	3,785	4,045
City of Phoenix, Civic Improvement Corp., Airport Revenue, Junior Lien,
Series A, Rev., 5.00%, 07/01/2044	1,000	1,006
Series B, Rev., AMT, 5.00%, 07/01/2027	1,500	1,551
Series B, Rev., AMT, 5.00%, 07/01/2033	2,000	2,081
City of Phoenix, Civic Improvement Corp., Junior Lien, Series A, Rev., 5.00%, 07/01/2029	1,515	1,647

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Arizona — continued
City of Phoenix, Civic Improvement Corp., Junior Lien Airport Special Obligation, Rev., 4.00%, 07/01/2040	3,555	3,439
County of Pima Sewer System Revenue, Rev., 5.00%, 07/01/2028	500	534
Gilbert Public Facilities Municipal Property Corp., Rev., 5.00%, 07/01/2026	1,025	1,049
Gilbert Water Resource Municipal Property Corp., Green Bond Senior Lien, Rev., 4.00%, 07/15/2047	1,000	911
Industrial Development Authority of the County of Pima (The), American Leadership Academy,
Rev., 4.00%, 06/15/2027 (e)	2,680	2,673
Rev., 4.00%, 06/15/2030 (e)	1,510	1,484
Industrial Development Authority of the County of Yavapai, Waste Management, Inc. Project, Rev., AMT, 1.30%, 06/01/2027	3,260	3,097
Maricopa County Industrial Development Authority, Rev., 4.00%, 01/01/2048	5,450	4,713
Maricopa County Industrial Development Authority, Banner Health,
Series A3, Rev., 5.00%, 01/01/2053 (z)	3,000	3,248
Series A, Rev., 4.00%, 01/01/2041	4,000	3,634
Maricopa County Pollution Control Corp., Rev., 3.88%, 01/01/2038 (z)	1,165	1,180
Maricopa County Pollution Control Corp., Southern California Edison, Rev., 2.40%, 06/01/2035	4,280	3,419
Maricopa County Special Health Care District, Series C, GO, 4.00%, 07/01/2037	21,910	21,466
Maricopa County Unified School District No. 69 Paradise Valley, GO, 4.00%, 07/01/2036	1,170	1,177
Maricopa County Unified School District No. 97-Deer Valley, Series E, GO, 5.00%, 07/01/2025	500	500
Salt River Project Agricultural Improvement & Power District, Rev., 5.00%, 05/01/2039	3,740	4,065
Salt River Project Agricultural Improvement & Power District, Salt River Project,
Series A, Rev., 5.00%, 01/01/2026	2,000	2,022
Series B, Rev., 5.00%, 01/01/2044	3,325	3,463
Salt River Project Agricultural Improvement and Power District, Series A, Rev., 5.00%, 01/01/2042	2,000	2,122
Salt Verde Financial Corp., Rev., 5.00%, 12/01/2032	420	446

SEE NOTES TO FINANCIAL STATEMENTS.

142	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Arizona — continued
Sierra Vista Industrial Development Authority, Rev., 5.00%, 06/15/2044 (e)	750	716
The Industrial Development Authority of the City of Phoenix Arizona, Memorial Towers Project, Rev., HUD, 3.35%, 12/01/2027	345	347
The Industrial Development Authority of the City of Phoenix Arizona, Republic Services, Inc., Rev., AMT, 4.10%, 12/01/2035 (z)	3,000	3,001
The University of Arizona, Stimulus Plan For Economic,
Rev., BAM, 5.00%, 08/01/2029	1,850	2,011
Rev., BAM, 5.00%, 08/01/2033	3,515	3,992
Yuma Industrial Development Authority,
Rev., 4.00%, 08/01/2049	4,420	3,864
Rev., 5.25%, 08/01/2042	1,495	1,557
Rev., 5.25%, 08/01/2044	1,915	1,973
Rev., 5.25%, 08/01/2049	7,000	7,077

		154,372

Arkansas — 0.1%
Arkansas Development Finance Authority, Rev., 5.00%, 06/01/2027	535	559
Arkansas Development Finance Authority, Big River Steel Project,
Rev., AMT, 4.50%, 09/01/2049 (e)	3,130	3,009
Rev., AMT, 4.75%, 09/01/2049 (e)	6,000	5,813
Arkansas Development Finance Authority, Green Bond United States, Rev., AMT, 5.45%, 09/01/2052	3,000	3,005

		12,386

California — 9.2%
Alameda County, Oakland Unified School District, GO, 5.00%, 08/01/2027	65	67
Anaheim City School District, Election 2016, Series A, GO, 4.00%, 08/01/2048	4,000	3,637
Anaheim Housing & Public Improvements Authority, Series A, Rev., 5.00%, 10/01/2050	1,780	1,782
Anaheim Public Financing Authority, Senior Public Improvement Project, Series A, Rev., BAM, 5.00%, 09/01/2036	2,250	2,302
Anaheim Union High School District, Capital Appreciation Election 2002, GO, NATL, Zero Coupon, 08/01/2028	2,175	1,989
Bay Area Toll Authority, San Francisco Bay Area, Series C, Rev., (SIFMA Municipal Swap Index + 0.45%), 2.37%, 04/01/2056 (aa)	2,675	2,655
Bay Area Toll Authority, San Francisco Bay Area Toll, Rev., (SIFMA Municipal Swap Index + 0.41%), 2.33%, 04/01/2056 (aa)	5,000	4,822

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

California — continued
Burbank-Glendale-Pasadena Airport Authority Brick Campaign,
Rev., AMT, 5.25%, 07/01/2040	950	1,002
Rev., AMT, 5.25%, 07/01/2049	5,870	5,968
Cabrillo Unified School District, Election 2018, Series B, GO, 5.00%, 08/01/2050	5,000	5,068
California Community Choice Financing Authority,
Rev., 5.00%, 01/01/2055 (z)	8,955	9,252
Series B1, Rev., 4.00%, 02/01/2052 (z)	17,880	17,771
California Community Choice Financing Authority, Clean Energy Project Revenue, Rev., 5.00%, 05/01/2054 (z)	17,455	18,392
California Community Choice Financing Authority, Green Bond, Series A1, Rev., 4.00%, 05/01/2053 (z)	6,860	6,919
California Community Choice Financing Authority, Green Bonds Clean Energy Project,
Rev., 5.00%, 07/01/2053 (z)	8,685	9,065
Rev., 5.00%, 12/01/2053 (z)	6,160	6,434
Rev., 5.00%, 02/01/2054 (z)	3,245	3,415
Rev., 5.25%, 01/01/2054 (z)	28,115	29,462
California Community Choice Financing Authority, Sustainability Bonds Clean Energy, Rev., 5.25%, 11/01/2054 (z)	17,825	18,891
California Community Choice Financing Authority, Sustainable Bond, Series A, Rev., 5.00%, 01/01/2056 (z)	10,560	10,899
California Community Choice Financing Authority, Sustainable Bond Clean Energy, Rev., 5.50%, 10/01/2054 (z)	2,205	2,364
California Community Choice Financing Authority, Sustainable Bonds, Series F, Rev., 5.00%, 02/01/2055 (z)	4,780	5,078
California Community Choice Financing Authority, Sustainable Bonds Clean Energy,
Rev., 5.00%, 08/01/2055 (z)	11,405	12,020
Rev., 5.00%, 01/01/2056 (z)	31,460	33,726
Rev., 5.00%, 03/01/2056 (z)	17,745	18,841
California Community Choice Financing Authority, Variable Sustainable Bond, Rev., 5.00%, 11/01/2055 (z)	26,960	27,818
California County, Tobacco Securitization Agency, Series A, Rev., 5.00%, 06/01/2027	10	10
California County, Tobacco Securitization Agency, Senior Bonds, Merced County Tobacco Funding Corporation, Rev., 5.00%, 06/01/2032	340	357

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	143

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
California County, Tobacco Securitization Agency, Sonoma County Securitization,
Rev., 5.00%, 06/01/2031	255	269
Rev., 5.00%, 06/01/2032	250	262
Rev., 5.00%, 06/01/2033	300	315
Rev., 5.00%, 06/01/2049	115	113
California Educational Facilities Authority, Loyola Marymount University, Series A, Rev., NATL, Zero Coupon, 10/01/2037	340	207
California Educational Facilities Authority, University of Southern California, Series A, Rev., 5.00%, 10/01/2035	1,270	1,487
California Health Facilities Financing Authority, Rev., 5.00%, 10/01/2039 (p) (z)	945	950
California Health Facilities Financing Authority, Children’s Hospital of Orange, Rev., 3.00%, 11/01/2039	3,765	3,299
California Health Facilities Financing Authority, City of Hope, Rev., 5.00%, 11/15/2049	3,000	2,983
California Health Facilities Financing Authority, Commonspirit Health,
Series A, Rev., 4.00%, 04/01/2037	3,000	2,950
Series A, Rev., 4.00%, 04/01/2038	3,500	3,386
Series A, Rev., 5.00%, 04/01/2033	3,000	3,247
California Health Facilities Financing Authority, Episcopal Communities & Service,
Rev., 5.00%, 11/15/2038	570	586
Rev., 5.00%, 11/15/2043	570	561
California Health Facilities Financing Authority, Initial Entrance Fees, Series A, Rev., 3.85%, 11/15/2027	40	40
California Health Facilities Financing Authority, Kaiser Permanente,
Series A2, Rev., 4.00%, 11/01/2044	3,000	2,694
Series A-1-S, Rev., 5.00%, 11/01/2027	2,500	2,637
Series A-2, Rev., 4.00%, 11/01/2038	6,270	6,120
California Health Facilities Financing Authority, PIH Health, Series A, Rev., 5.00%, 06/01/2035	3,010	3,174
California Health Facilities Financing Authority, Stanford Health Care,
Rev., 3.00%, 08/15/2054 (z)	5,000	5,000
Series A, Rev., 5.00%, 11/15/2030	2,000	2,097
California Health Facilities Financing Authority, Sutter Health,
Series A, Rev., 4.00%, 11/15/2048	2,240	1,916
Series A, Rev., 5.00%, 08/15/2043 (p)	465	466
California Health Facilities Financing Authority, Unrefunded, Rev., 5.00%, 10/01/2039 (z)	1,055	1,060

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

California — continued
California Housing Finance Agency,
Rev., 3.25%, 08/20/2036	9,101	8,481
Rev., 3.50%, 11/20/2035	2,336	2,180
Rev., 4.25%, 01/15/2035	2,268	2,298
California Housing Finance Agency, Symphony at Del Sur, Rev., 5.00%, 05/01/2054 (z)	265	270
California Infrastructure & Economic Development Bank, J. Paul Getty Trust, Rev., 3.00%, 10/01/2047 (z)	1,000	1,001
California Infrastructure & Economic Development Bank, Los Angeles County, Series B, Rev., (SIFMA Municipal Swap Index + 0.70%), 2.62%, 12/01/2050 (aa)	1,370	1,363
California Infrastructure & Economic Development Bank, Sanford Consortium Project, Series A, Rev., 5.00%, 05/15/2031	1,230	1,251
California Infrastructure & Economic Development Bank, Sustainable Bond Subordinated B, Rev., AMT, 9.50%, 01/01/2065 (e)	4,325	4,098
California Municipal Finance Authority, Rev., 0.00%, 02/20/2041 (z)	4,002	3,564
California Municipal Finance Authority, California Baptist University, Rev., 5.00%, 11/01/2035 (e)	1,000	1,020
California Municipal Finance Authority, Community Facilities No. 2023-5 Improvement, Special Tax, 5.50%, 09/01/2048	600	623
California Municipal Finance Authority, HumanGood Obligation Group, Series A, Rev., 5.00%, 10/01/2044	2,400	2,341
California Municipal Finance Authority, Open Door Community Health Center,
Rev., 4.00%, 09/15/2034	920	945
Rev., 4.00%, 09/15/2035	960	980
Rev., 4.00%, 09/15/2036	1,000	1,014
California Municipal Finance Authority, Republic Services, Rev., AMT, 4.38%, 09/01/2053 (z)	5,350	5,310
California Municipal Finance Authority, Republic Services, Inc., Rev., AMT, 3.88%, 03/01/2054 (z)	550	524
California Municipal Finance Authority, Simpson University, Series A, Rev., 6.00%, 10/01/2050 (e)	2,000	1,929
California Municipal Finance Authority, Southern California Institute, Rev., 5.00%, 12/01/2037	745	756

SEE NOTES TO FINANCIAL STATEMENTS.

144	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
California Municipal Finance Authority, Taxable Virginia Oceanside Health Care Center, Rev., 3.64%, 07/01/2030 (e)	2,955	2,649
California Municipal Finance Authority, United Airlines, Inc. Project, Rev., AMT, 4.00%, 07/15/2029	2,500	2,448
California Municipal Finance Authority, View At Sanitary Bruno, Series A1, Rev., 5.00%, 06/01/2056 (z)	835	877
California Municipal Finance Authority, Waste Management, Inc. Project,
Rev., AMT, 3.95%, 10/01/2045 (z)	13,335	13,336
Series A, Rev., AMT, 2.40%, 10/01/2044 (z)	4,960	4,684
California Pollution Control Financing Authority, Series B1, Rev., AMT, 3.00%, 11/01/2025	2,660	2,656
California Pollution Control Financing Authority, Plant Bonds,
Rev., AMT, 5.00%, 07/01/2037 (e)	1,500	1,500
Rev., AMT, 5.00%, 11/21/2045 (e)	6,000	5,689
California Pollution Control Financing Authority, Poseidon Resources, Rev., AMT, 5.00%, 07/01/2037 (e)	2,200	2,278
California Pollution Control Financing Authority, Republic Services, Inc.,
Rev., AMT, 3.70%, 07/01/2043 (e) (z)	3,500	3,498
Rev., AMT, 4.25%, 11/01/2042 (e) (z)	10,000	10,002
California Public Finance Authority, Series A, Rev., 6.20%, 06/01/2044 (e)	5,150	4,860
California Public Finance Authority, Enso Village Project, Green Bond, Rev., 5.00%, 11/15/2036 (e)	325	313
California Public Finance Authority, Henry Mayo Newhall Hospital, Rev., 5.00%, 10/15/2032	1,000	1,014
California School Finance Authority, Rev., 5.00%, 07/01/2046 (e)	1,500	1,489
California School Finance Authority, Rocketship Education Obligated, Series A, Rev., 5.00%, 06/01/2034 (e)	1,230	1,234
California State Public Works Board, Series H, Rev., 5.00%, 12/01/2026	1,000	1,011
California State Public Works Board, Various Capital Project, Rev., 5.00%, 09/01/2029	2,000	2,188
California State Public Works Board, Various Capital Projects,
Rev., 4.00%, 11/01/2030	1,245	1,256
Rev., 4.00%, 11/01/2031	1,000	1,008
Rev., 5.00%, 11/01/2026	565	582
Series D, Rev., 4.00%, 11/01/2037	1,000	994
California State University, Series A, Rev., 5.00%, 11/01/2044	2,640	2,693

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

California — continued
California State University, Systemwide, Series A, Rev., 4.00%, 11/01/2035	1,000	1,000
California Statewide Communities Development Authority,
Rev., 5.00%, 12/01/2034	1,750	1,976
Series B, Special Assessment, 4.00%, 09/02/2040	570	511
California Statewide Communities Development Authority, Enloe Medical Center, Series A, Rev., 5.13%, 08/15/2047	500	508
California Statewide Communities Development Authority, Green Bond, Marin General Hospital, Rev., 4.00%, 08/01/2045	3,000	2,511
California Statewide Communities Development Authority, Loma Linda University Medical, Rev., 5.50%, 12/01/2058 (e)	2,000	1,951
California Statewide Communities Development Authority, Loma Linda University Medical Center,
Rev., 5.25%, 12/01/2044	4,065	3,953
Rev., 5.50%, 12/01/2054	2,100	2,063
Series A, Rev., 5.00%, 12/01/2026 (e)	300	305
Series A, Rev., 5.00%, 12/01/2041 (e)	2,000	1,938
Series A, Rev., 5.25%, 12/01/2056 (e)	9,750	9,340
California Statewide Communities Development Authority, Montage Health, Series A, Rev., 4.00%, 06/01/2028	435	453
California Statewide Communities Development Authority, Southern California Edison, Rev., 4.50%, 11/01/2033	1,000	1,022
Central Valley Energy Authority, Rev., 5.00%, 12/01/2055 (z)	21,685	23,114
Chino Valley Unified School District, Election of 2016, Series C, GO, Zero Coupon, 08/01/2034	125	89
City & County of San Francisco Special Tax District No. 2020-1, Mission Rock Facilities and Services,
Special Tax, 4.00%, 09/01/2031 (e)	300	303
Special Tax, 4.00%, 09/01/2036 (e)	155	150
City & County of San Francisco Special Tax District No. 2020-1, Special Tax,
Special Tax, 5.50%, 09/01/2043 (e)	2,060	2,128
City of Dixon, Community Facilities District Improvement, Special Tax, 4.00%, 09/01/2036	200	194
City of Long Beach Airport System Revenue,
Series C, Rev., AMT, 5.00%, 06/01/2042	1,000	1,008

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	145

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
Series C, Rev., AMT, 5.25%, 06/01/2047	1,000	1,010
City of Los Angeles Department of Airports,
Rev., AMT, 5.00%, 05/15/2026	1,500	1,523
Series B, Rev., AMT, 5.00%, 05/15/2046	30,965	30,550
City of Los Angeles Department of Airports, Los Angeles International Airport, Rev., AMT, 5.00%, 05/15/2032	1,000	1,045
City of Los Angeles Department of Airports, Senior,
Series B, Rev., 5.00%, 05/15/2034	1,600	1,735
Series C, Rev., AMT, 5.00%, 05/15/2036	4,090	4,233
City of Los Angeles Department of Airports, Senior Bonds Green Bond Project,
Rev., AMT, 5.00%, 05/15/2029	4,000	4,243
Rev., AMT, 5.25%, 05/15/2047	4,000	4,043
City of Los Angeles Department of Airports, Senior Bonds Private Activity, Rev., AMT, 5.50%, 05/15/2047	4,625	4,765
City of Los Angeles Department of Airports, Subordinate,
Series B, Rev., 5.00%, 05/15/2040	900	952
Series C, Rev., AMT, 5.00%, 05/15/2033	1,330	1,365
Series D, Rev., AMT, 5.00%, 05/15/2027	2,605	2,691
Series D, Rev., AMT, 5.00%, 05/15/2028	500	524
Series D, Rev., AMT, 5.00%, 05/15/2029	4,485	4,758
Series E, Rev., 5.00%, 05/15/2039	1,510	1,557
Series E, Rev., 5.00%, 05/15/2044	1,000	1,015
City of Los Angeles Department of Airports, Subordinate Los Angeles International Airport,
Rev., AMT, 5.00%, 05/15/2027	1,235	1,276
Rev., AMT, 5.00%, 05/15/2029	1,000	1,061
Rev., 5.00%, 05/15/2036	1,000	1,052
Rev., AMT, 5.25%, 05/15/2038	1,735	1,776
City of Los Angeles Department of Airports, Subordinate P3 Project,
Series A, Rev., AMT, 5.00%, 05/15/2026	1,180	1,198
Series A, Rev., AMT, 5.00%, 05/15/2046	8,000	8,002
City of Los Angeles Department of Airports, Subordinated Los Angeles International, Rev., AMT, 5.25%, 05/15/2048	3,000	3,015
City of Los Angeles Department of Airports, Subordinated Los Angeles International Airport,
Rev., AMT, 3.25%, 05/15/2049	3,000	2,144

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

California — continued
Series D, Rev., AMT, 4.00%, 05/15/2051	3,000	2,599
City of Los Angeles Department of Airports, Subordinated Revenue Bond, Series E, Rev., 5.00%, 05/15/2044	3,000	3,157
City of Los Angeles Department of Airports, Sustainable Bond Subordinate, Rev., AMT, 5.00%, 05/15/2036	1,650	1,746
City of Los Angeles Department of Airports, Sustainable Bonds,
Rev., AMT, 5.00%, 05/15/2034	850	923
Rev., AMT, 5.00%, 05/15/2035	3,000	3,250
Rev., AMT, 5.50%, 05/15/2055	3,335	3,485
City of Los Angeles Department of Airports, Unrefunded Subordinate, Rev., AMT, 4.00%, 05/15/2038	1,995	1,935
City of Los Angeles Wastewater System Revenue, Subordinate, Series C, Rev., 5.00%, 06/01/2026	500	511
City of Los Angeles, Wastewater System Revenue,
Series A, Rev., 5.00%, 06/01/2038	5,150	5,732
Series C, Rev., 5.00%, 06/01/2040	5,960	6,492
Series C, Rev., 5.00%, 06/01/2041	5,000	5,388
City of Roseville,
Special Tax, 4.00%, 09/01/2040	1,000	923
Special Tax, 5.00%, 09/01/2035	1,160	1,203
City of San Francisco Public Utilities Commission Water Revenue, Hetch Hetchy Water,
Rev., 5.00%, 11/01/2038	5,000	5,581
Rev., 5.00%, 11/01/2039	600	682
Rev., 5.00%, 11/01/2040	750	840
City of San Francisco, Public Utilities Commission Water Revenue, Regional Water, Series B, Rev., 5.00%, 11/01/2050	4,235	4,272
City of Santa Rosa Wastewater Revenue, Series A, Rev., 5.00%, 09/01/2033	1,770	1,955
City of Victorville Electric Revenue,
Series A, Rev., 5.00%, 05/01/2038	1,055	1,133
Series A, Rev., 5.00%, 05/01/2039	1,110	1,181
City of West Sacramento Infrastructure Financing District No. 1, Bridge District Area,
Tax Allocation, 5.00%, 09/01/2040 (w)	1,635	1,622
Tax Allocation, 5.13%, 09/01/2044 (w)	2,205	2,169
City of Woodland, Facilities District Number 2004 1 Capital Project, Special Tax, 4.00%, 09/01/2041	500	455
Coast Community College District, Election of 2012, Series F, GO, Zero Coupon, 08/01/2040	3,020	1,558

SEE NOTES TO FINANCIAL STATEMENTS.

146	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
Compton Community Redevelopment Agency Successor Agency, Series A, Tax Allocation, 5.00%, 08/01/2042	750	773
Compton Unified School District, Series B, GO, BAM, Zero Coupon, 06/01/2036	1,400	890
County of Los Angeles Community Facilities District No. 2021-01, Valencia Facilities, Special Tax, 5.00%, 09/01/2033	105	112
County of Los Angeles, Community Facilities District No. 2021-01, Valencia Facilities, Special Tax, 5.00%, 09/01/2042	540	548
County of Sacramento Airport System, Series C, Rev., AMT, 5.00%, 07/01/2030	1,780	1,850
County of Sacramento, Community Facilities District #2004-1, Special Tax, 5.00%, 09/01/2035	1,335	1,356
CSCDA Community Improvement Authority, Series A, Rev., 5.00%, 01/01/2054 (e)	7,245	6,467
CSCDA Community Improvement Authority, Altana-Glendale Sustainable Bond, Rev., 4.00%, 10/01/2056 (e)	1,000	738
CSCDA Community Improvement Authority, Renaissance at City Center, Series A, Rev., 5.00%, 07/01/2051 (e)	215	195
CSCDA Community Improvement Authority, Social Bonds, Rev., 4.00%, 08/01/2056 (e)	410	351
CSCDA Community Improvement Authority, Union South Bay, Social Bonds, Rev., 4.00%, 07/01/2056 (e)	2,000	1,510
Department of Veterans Affairs, Veteran’s Farm & Home Purchase Program, Series A, Rev., 3.00%, 12/01/2050	500	494
East Bay Municipal Utility District Water System Revenue, Green Bond, Series A, Rev., 5.00%, 06/01/2035	1,200	1,240
East County Advanced Water Purification Joint Powers Authority, Rev., 5.00%, 09/01/2026	2,000	2,043
East Side Union High School District, 2014 Election Education Tech, Series D, GO, 5.00%, 08/01/2025	400	401
Elk Grove Finance Authority, Special Tax, 4.00%, 09/01/2040	1,280	1,168
FHLMC Multifamily ML Certificates,
Rev., 0.00%, 12/25/2036 (z)	1,753	1,753
Rev., 4.55%, 08/25/2040 (z)	3,578	3,617
Series 2021-ML10, Class A, Rev., 2.03%, 01/25/2038 (e)	328	262
Foothill-De Anza Community College District, Capital Appreciation, Series B, GO, AMBAC, Zero Coupon, 08/01/2032	7,930	6,379

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

California — continued
Fremont Unified School District, Series D, GO, 3.00%, 08/01/2033	1,205	1,168
Fremont Unified School District, Election 2014, Series E, GO, 4.00%, 08/01/2042	2,230	2,170
Golden State Tobacco Securitization Corp., Subordinated, Series B2, Rev., Zero Coupon, 06/01/2066	10,000	1,056
Golden State Tobacco Securitization Corp., Taxable Tobacco Settlement Asset Backed Bonds, Series C, Rev., 2.75%, 06/01/2034	1,900	1,643
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset Backed Bonds, Rev., 5.00%, 06/01/2051	3,235	3,184
Hayward Unified School District, COP, 5.25%, 08/01/2047	3,000	3,034
Los Angeles Community College District, Election 2008, Series K, GO, 3.00%, 08/01/2039	700	599
Los Angeles County Development Authority, Century and Restorative Care Village, Rev., 3.35%, 09/01/2059 (z)	9,360	9,375
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Proposition C, Series A, Rev., 5.00%, 07/01/2027	625	658
Los Angeles County Metropolitan Transportation Authority, Measure R Junior Subordinated, Green Bonds, Series A, Rev., 5.00%, 06/01/2034	7,000	7,219
Los Angeles County Sanitation Districts Financing Authority, Series A, Rev., 4.00%, 10/01/2033	1,000	1,002
Los Angeles County, Metropolitan Transportation Authority, Green Bond, Measure R Junior Subordinated, Series A, Rev., 5.00%, 06/01/2030	750	836
Los Angeles Department of Water, Series B, Rev., 5.00%, 07/01/2037	740	754
Los Angeles Department of Water & Power,
Series A, Rev., 5.00%, 07/01/2028	360	375
Series A, Rev., 5.00%, 07/01/2029	1,000	1,065
Series A, Rev., 5.00%, 07/01/2036	1,000	1,076
Series A, Rev., 5.00%, 07/01/2037	645	689
Series A, Rev., BAM, 5.00%, 07/01/2041	625	657
Series A, Rev., BAM, 5.00%, 07/01/2042	195	204
Series A, Rev., BAM, 5.25%, 07/01/2045	1,000	1,052
Series A, Rev., BAM, 5.25%, 07/01/2046	1,000	1,046
Series B, Rev., 5.00%, 07/01/2031	12,880	13,996

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	147

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
Series B, Rev., 5.00%, 07/01/2034	850	936
Series B, Rev., 5.00%, 07/01/2035	835	897
Series B, Rev., 5.00%, 07/01/2036	1,000	1,076
Series B, Rev., 5.00%, 07/01/2037	500	529
Series B, Rev., 5.00%, 07/01/2038	855	905
Series B, Rev., 5.00%, 07/01/2039	680	710
Series C, Rev., 5.00%, 07/01/2033	1,980	2,173
Series C, Rev., 5.00%, 07/01/2038	900	942
Series C, Rev., 5.00%, 07/01/2039	500	526
Series C, Rev., 5.00%, 07/01/2040	1,515	1,587
Series C, Rev., 5.00%, 07/01/2041	810	842
Series E, Rev., 5.00%, 07/01/2035	525	572
Series E, Rev., 5.00%, 07/01/2036	520	557
Series E, Rev., 5.00%, 07/01/2037	1,605	1,709
Series E, Rev., 5.00%, 07/01/2039	1,235	1,296
Series E, Rev., 5.00%, 07/01/2048	1,000	1,014
Series E, Rev., 5.00%, 07/01/2053	500	501
Los Angeles Department of Water & Power, Power System Bonds, Series C, Rev., 5.00%, 07/01/2037	1,000	1,021
Los Angeles Department of Water & Power, Power System Revenue Bonds,
Rev., 5.00%, 07/01/2033	315	339
Rev., 5.00%, 07/01/2039	500	519
Los Angeles Department of Water & Power, Water System Revenue,
Series A, Rev., 5.00%, 07/01/2036	700	760
Series A, Rev., 5.00%, 07/01/2039	1,000	1,051
Series B, Rev., 5.00%, 07/01/2030	2,785	2,909
Series B, Rev., BAM, 5.00%, 07/01/2031	10,725	11,776
Series B, Rev., 5.00%, 07/01/2037	600	646
Series B, Rev., 5.00%, 07/01/2039	1,445	1,526
Series B, Rev., 5.00%, 07/01/2042	1,100	1,146
Series B, Rev., 5.00%, 07/01/2047	500	507
Series B, Rev., 5.00%, 07/01/2048	3,000	2,991
Los Angeles Unified School District,
GO, 4.00%, 07/01/2049	2,000	1,791
Series A, GO, 3.00%, 01/01/2034	2,000	1,908
Series A, GO, 5.00%, 07/01/2040	6,000	6,544
Series C, GO, 4.00%, 07/01/2036	1,000	1,009
Series C, GO, 4.00%, 07/01/2038	1,860	1,842
Series C, GO, 5.00%, 07/01/2026	2,285	2,344
Los Angeles Unified School District, Election 2008,
Series A, GO, 5.00%, 07/01/2040	2,250	2,250
Series B1, GO, BAM, 5.00%, 07/01/2029	100	106
Los Angeles Unified School District, Sustainability Bonds, Series QRR, GO, 5.00%, 07/01/2026	550	564
Marin Municipal Water District, Subordinate, Rev., 4.00%, 06/15/2045	3,500	3,254

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

California — continued
Metropolitan Water District of Southern California,
Rev., 5.00%, 07/01/2037 (z)	550	606
Rev., 5.00%, 01/01/2038	3,015	3,142
Natomas Unified School District,
Series A, GO, 4.00%, 08/01/2045	7,740	7,094
Series A, GO, 4.00%, 08/01/2049	2,655	2,388
New Hampshire Business Finance Authority, Rev., 3.93%, 07/20/2039 (z)	7,967	7,392
Norman Y Mineta San Jose International Airport SJC,
Series A, Rev., BAM, AMT, 4.00%, 03/01/2034	3,875	3,892
Series A, Rev., AMT, 5.00%, 03/01/2027	1,480	1,520
Series A, Rev., AMT, 5.00%, 03/01/2031	1,000	1,070
Series A, Rev., AMT, 5.00%, 03/01/2032	2,000	2,126
Series A, Rev., AMT, 5.00%, 03/01/2036	1,160	1,168
Northern California Energy Authority, Rev., 5.00%, 12/01/2054 (z)	2,000	2,102
Norwalk-La Mirada Unified School District, Series D, GO, 3.00%, 08/01/2043	2,000	1,552
Norwalk-La Mirada Unified School District, Election 2014, Series E, GO, 3.00%, 08/01/2050	10,000	7,182
Oakland Unified School District, Election Of 2020,
Series A, GO, 5.00%, 08/01/2037	1,850	2,044
Series A, GO, 5.25%, 08/01/2041	1,410	1,524
Oakland Unified School District/Alameda County, Election Of 2012, Series A, GO, 4.00%, 08/01/2034	1,000	1,004
Ontario International Airport Authority, Series A, Rev., 5.00%, 05/15/2046	1,500	1,531
Orange County Community Facilities District, District No. 2021-1 Rienda, Series A, Special Tax, 5.00%, 08/15/2033	300	322
Oxnard Union High School District, Series B, GO, 5.00%, 08/01/2045	3,000	3,046
Palo Alto Unified School District, Capital Appreciation Election Of 2008, GO, Zero Coupon, 08/01/2032	15,385	12,498
Palomar Health, Rev., 5.00%, 11/01/2039	4,000	3,225
Palomar Health, Capital Appreciation, Electric of 2004,
Series A, GO, Zero Coupon, 08/01/2028	500	437
Series A, GO, Zero Coupon, 08/01/2031	330	250
Peralta Community College District,
GO, 5.00%, 08/01/2035	750	864
GO, 5.00%, 08/01/2036	1,455	1,655

SEE NOTES TO FINANCIAL STATEMENTS.

148	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
GO, 5.25%, 08/01/2037	2,000	2,230
Peralta Community College District, Election 2018, Series C1, GO, 5.00%, 08/01/2026	6,170	6,330
Pittsburg Public Financing Authority, Series A, Rev., 4.13%, 08/01/2047	1,400	1,325
Port of Oakland,
Rev., AMT, 5.00%, 05/01/2027 (p)	2,500	2,580
Rev., AMT, 5.00%, 05/01/2028 (p)	4,275	4,472
Rev., AMT, 5.00%, 05/01/2029	980	1,036
Rancho Mirage Community Facilities District, Special Tax, 5.00%, 09/01/2049	1,000	977
Regents of the University of California Medical Center Pooled Revenue, Series L, Rev., 4.00%, 05/15/2037	2,650	2,638
River Islands Public Financing Authority, Community Facilities District No. 2003-1, Special Tax, 5.25%, 09/01/2052	1,085	1,102
Sacramento City Unified School District, GO, BAM, 5.00%, 07/01/2031	525	589
Sacramento Municipal Utility District, Electric, Series H, Rev., 4.00%, 08/15/2040	2,000	1,976
Sacramento Municipal Utility District, Subordinated Bond, Series E, Rev., 5.00%, 08/15/2049 (z)	1,250	1,401
San Bernardino Community College District, Election of 2018, Series A, GO, 3.00%, 08/01/2041 (p)	2,000	2,024
San Diego Community College District, GO, 4.00%, 08/01/2032 (p)	2,910	2,958
San Diego County Regional Airport Authority, Rev., AMT, 5.00%, 07/01/2053	2,500	2,479
San Diego County Regional Airport Authority Subordinate, Series B, Rev., AMT, 4.00%, 07/01/2035	2,915	2,883
San Diego County Regional Airport Authority, Senior Private Activity,
Rev., AMT, 5.00%, 07/01/2033 (w)	4,000	4,349
Rev., AMT, 5.00%, 07/01/2034 (w)	2,165	2,351
Rev., AMT, 5.00%, 07/01/2036 (w)	2,500	2,672
Rev., AMT, 5.25%, 07/01/2041 (w)	4,300	4,538
Rev., AMT, 5.25%, 07/01/2044 (w)	9,400	9,760
Rev., AMT, 5.25%, 07/01/2045 (w)	6,200	6,408
San Diego County Regional Airport Authority, Subordinated, Series B, Rev., AMT, 5.00%, 07/01/2031	775	793
San Diego Unified School District, Series K2, GO, Zero Coupon, 07/01/2038	2,045	1,136
San Diego Unified School District, 2024 Capital, GO, Zero Coupon, 07/01/2030 (p)	1,000	856

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

California — continued
San Diego Unified School District, Election 2008, Series E, GO, Zero Coupon, 07/01/2034	1,250	909
San Diego Unified School District, Election 2012, Series I, GO, 4.00%, 07/01/2047	8,000	7,211
San Diego Unified School District, Election Of 2008,
Series SR-3A, GO, 5.00%, 07/01/2034	500	575
Series SR-3A, GO, 5.00%, 07/01/2035	500	569
San Dieguito School Facilities Financing Authority, Special Tax, 5.00%, 03/01/2031	1,030	1,088
San Francisco Bay Area Rapid Transit District Sales Tax Revenue, Series A, Rev., 4.00%, 07/01/2037	2,350	2,329
San Francisco Bay Area Rapid Transit District, Election 2004, Green Bond, GO, 5.00%, 08/01/2036	1,875	1,928
San Francisco Bay Area Rapid Transit District, Green Bonds, Series C1, GO, 4.00%, 08/01/2032	1,000	1,020
San Francisco Bay Area Rapid Transit District, Sustainable Bond Transit District, GO, 3.00%, 08/01/2037	2,495	2,233
San Francisco City & County Airport Commission - San Francisco International Airport, Rev., AMT, 5.25%, 05/01/2040	3,000	3,138
San Francisco City & County Airport Commission-San Francisco International Airport, Series H, Rev., AMT, 5.00%, 05/01/2028	3,000	3,140
San Francisco City & County Airport Commission-San Francisco International Airport, Unrefunded, Rev., AMT, 5.00%, 05/01/2027	775	801
San Francisco City & County Airport Comm-San Francisco International Airport,
Rev., AMT, 5.00%, 05/01/2041	9,075	9,071
Rev., AMT, 5.00%, 05/01/2046	5,000	4,939
Rev., AMT, 5.25%, 05/01/2042	6,895	6,943
Rev., AMT, 5.25%, 05/01/2044	5,645	5,780
Series A2, Rev., AMT, 5.00%, 05/01/2031	3,215	3,465
Series A, Rev., AMT, 5.00%, 05/01/2027	3,000	3,102
Series A, Rev., AMT, 5.00%, 05/01/2030	2,000	2,137
Series A, Rev., AMT, 5.00%, 05/01/2031	1,500	1,617
Series A, Rev., AMT, 5.00%, 05/01/2032	2,000	2,132
Series A, Rev., AMT, 5.50%, 05/01/2055	5,770	5,987

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	149

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
Series C, Rev., 5.00%, 05/01/2046	1,920	1,925
Series H, Rev., AMT, 5.00%, 05/01/2027	5,500	5,687
San Francisco City & County Public Utilities Commission Wastewater Revenue, Rev., 4.00%, 10/01/2039	1,325	1,288
San Francisco City & County Public Utilities Commission Wastewater Revenue, Green Bonds, Series C, Rev., 4.00%, 10/01/2048 (z)	2,290	2,381
San Francisco City & County Redevelopment Agency Successor Agency, Community Facilities No. 6 Mission Bay,
Special Tax, 5.00%, 08/01/2036	1,000	1,106
Special Tax, 5.25%, 08/01/2037	1,000	1,116
Special Tax, 5.25%, 08/01/2038	1,000	1,105
San Jacinto Unified School District, Election 2016, GO, 4.00%, 08/01/2042	2,580	2,507
San Joaquin Hills Transportation Corridor Agency, Junior Lien,
Series B, Rev., 5.25%, 01/15/2044	2,590	2,591
Series B, Rev., 5.25%, 01/15/2049	2,535	2,535
San Joaquin Hills Transportation Corridor Agency, Senior Lien Toll Road, Rev., 4.00%, 01/15/2034	3,000	3,070
San Joaquin Valley Clean Energy Authority, Sustainable Bonds, Rev., 5.50%, 01/01/2056 (z)	5,675	6,224
San Jose Unified School District, Taxable, GO, 1.01%, 08/01/2027	1,700	1,605
San Mateo County Community College District, Capital Appreciation Election 2005, Series B, GO, NATL, Zero Coupon, 09/01/2035	1,955	1,368
South San Francisco Public Facilities Financing Authority, Multiple Capital Projects at Orange Memorial Park, Rev., 5.25%, 06/01/2046	1,000	1,033
Southern California Public Power Authority, Rev., 5.00%, 04/01/2055 (z)	30,320	31,887
Southern California Public Power Authority, Apex Power Project, Series A, Rev., 5.00%, 07/01/2033	500	554
Southern California Public Power Authority, Canyon Power Project, Rev., 3.70%, 07/01/2040 (z)	3,000	2,999
Southern California Public Power Authority, Green Bond Milford Wind Co., Rev., 5.00%, 07/01/2025	250	250
Southern California Public Power Authority, Southern Transmission System, Rev., 5.00%, 07/01/2053	500	506
State of California,
GO, 3.00%, 11/01/2040	500	420

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

California — continued
GO, 4.00%, 09/01/2028	2,060	2,147
GO, 4.00%, 11/01/2041	1,000	947
GO, 5.00%, 04/01/2027	145	151
GO, 5.00%, 09/01/2027	2,000	2,105
GO, 5.00%, 04/01/2028	1,000	1,065
GO, 5.00%, 09/01/2028	2,105	2,260
GO, 5.00%, 04/01/2029	80	87
GO, 5.00%, 09/01/2029	1,000	1,093
GO, 5.00%, 11/01/2029	8,215	9,005
GO, 5.00%, 08/01/2032	1,225	1,386
GO, 5.00%, 09/01/2034	3,335	3,546
GO, 5.00%, 03/01/2035	1,000	1,144
GO, 5.00%, 03/01/2038	3,000	3,327
GO, 5.00%, 10/01/2047	500	502
State of California, Bidding Group A, GO, 5.00%, 09/01/2027	3,000	3,157
State of California, Taxable, GO, 4.60%, 04/01/2038 (p)	13,000	13,211
State of California, Taxable Bidding Group A, GO, 1.75%, 10/01/2028	5,000	4,648
State of California, Taxable Group B, GO, 5.50%, 10/01/2025	9,000	9,026
State of California, Various Purpose,
GO, 4.00%, 09/01/2031	1,000	1,008
GO, 4.00%, 11/01/2033	3,550	3,574
GO, 4.00%, 10/01/2035	1,885	1,921
GO, 4.00%, 10/01/2036	8,850	8,945
GO, 4.00%, 10/01/2037	6,000	5,988
GO, 5.00%, 04/01/2031	1,000	1,119
GO, 5.00%, 03/01/2034	1,455	1,575
GO, 5.00%, 04/01/2035	1,000	1,057
State of California, Veterans Bonds, GO, 5.00%, 12/01/2031	5,500	5,508
Stockton Unified School District, Series B, GO, 5.00%, 08/01/2031	5,000	5,596
Tejon Ranch Public Facilities Finance Authority,
Special Tax, 5.00%, 09/01/2038	1,000	1,046
Special Tax, 5.00%, 09/01/2042	615	623
Tobacco Securitization Authority of Southern California, San Diego County Tobacco Asset Securitization,
Rev., 5.00%, 06/01/2027	750	769
Rev., 5.00%, 06/01/2028	750	778
University of California,
Rev., 5.00%, 05/15/2031	2,000	2,242
Series BM, Rev., 5.00%, 05/15/2029	1,665	1,813
Series BN, Rev., 5.00%, 05/15/2037	1,000	1,093
Series BN, Rev., 5.00%, 05/15/2038	5,000	5,413
Series BT, Rev., 5.00%, 05/15/2026	4,000	4,083
Series CC, Rev., 5.00%, 05/15/2036	3,000	3,369
Series CC, Rev., 5.00%, 05/15/2042	2,250	2,403
Series CC, Rev., 5.00%, 05/15/2043	2,500	2,653

SEE NOTES TO FINANCIAL STATEMENTS.

150	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
University of California, Limited Project,
Series M, Rev., 4.00%, 05/15/2047	1,300	1,185
Series M, Rev., 5.00%, 05/15/2034	1,500	1,544
University of California, Limited Project Bonds, Series Q, Rev., 4.00%, 05/15/2040	1,000	978
University of California, Limited Project Revenue Bonds, Series Q, Rev., 5.00%, 05/15/2032	350	389
Upper Santa Clara Valley Joint Powers Authority,
Series A, Rev., 4.00%, 08/01/2045	1,500	1,388
Series A, Rev., 4.00%, 08/01/2050	2,000	1,794
Victor Valley Union High School District, Series B, GO, 4.00%, 08/01/2036	1,270	1,271
West Contra Costa Healthcare District, Special Tax, 5.00%, 07/01/2027	805	846
William S Hart Union High School District, Capital Appreciation Election 2001, Series B, GO, Zero Coupon, 09/01/2025	1,960	1,951

		1,175,951

Colorado — 3.3%
Adams & Weld Counties School District No. 27J Brighton, GO, 5.00%, 12/01/2042	1,000	1,018
Aerotropolis Regional Transportation Authority,
Rev., 4.25%, 12/01/2041	500	427
Rev., 5.50%, 12/01/2044 (e)	2,500	2,417
Alpine Mountain Ranch Metropolitan District Special Improvement District No. 1, Special Assessment, 4.00%, 12/01/2040	500	438
Baseline Metropolitan District No. 1,
GO, 4.00%, 12/01/2046	2,000	1,801
GO, 5.00%, 12/01/2049	1,970	2,008
Board of Water Commissioners City & County of Denver, Green Bond, Series A, Rev., 4.00%, 09/15/2042	2,180	2,023
Brighton Crossing Metropolitan District No. 6, Series A, GO, 5.00%, 12/01/2035	525	524
Castle Oaks Metropolitan District No. 3, GO, 4.00%, 12/01/2026	220	223
Centennial Water & Sanitation District, Rev., 5.00%, 12/01/2053	2,750	2,833
Centerra Metropolitan District No. 1, Rev., 6.50%, 12/01/2053	500	518
City & County of Denver Airport System Revenue,
Series A, Rev., AMT, 5.00%, 11/15/2026	3,500	3,585
Series A, Rev., AMT, 5.00%, 11/15/2027	3,000	3,120

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Colorado — continued
Series A, Rev., AMT, 5.00%, 11/15/2028	1,000	1,054
Series A, Rev., AMT, 5.00%, 11/15/2029	1,000	1,067
Series A, Rev., AMT, 5.00%, 12/01/2030	3,000	3,220
Series A, Rev., AMT, 5.00%, 12/01/2038	2,000	2,015
Series A, Rev., AMT, 5.00%, 11/15/2047	13,500	13,480
Series A, Rev., AMT, 5.50%, 11/15/2053	4,000	4,105
Series B2, Rev., AMT, 5.00%, 11/15/2031 (z)	1,000	1,005
Series B, Rev., 5.25%, 11/15/2053	4,775	4,920
Series D, Rev., AMT, 5.75%, 11/15/2040	4,750	5,132
Series D, Rev., AMT, 5.75%, 11/15/2041	3,000	3,223
Series D, Rev., AMT, 5.75%, 11/15/2045	11,050	11,701
City & County of Denver Airport System Revenue, Subordinate,
Series B, Rev., AMT, 5.00%, 11/15/2029	3,250	3,466
Series B, Rev., AMT, 5.00%, 11/15/2030	6,215	6,667
Series B, Rev., AMT, 5.00%, 11/15/2031	4,250	4,581
Series B, Rev., AMT, 5.50%, 11/15/2037	700	765
City & County of Denver Airport System Revenue, Subordinated,
Series A, Rev., AMT, 5.00%, 12/01/2027	5,840	6,076
Series A, Rev., AMT, 5.00%, 12/01/2034	2,510	2,576
Series A, Rev., AMT, 5.00%, 12/01/2043	3,000	2,991
City & County of Denver CO Airport System Revenue, Rev., AMT, 4.13%, 11/15/2053	5,000	4,296
City & County of Denver Dedicated Excise Tax Revenue, Series A, Rev., 4.00%, 08/01/2051	9,925	8,477
Colorado Bridge & Tunnel Enterprise, Rev., 5.00%, 12/01/2036	1,500	1,679
Colorado Bridge & Tunnel Enterprise, Senior Infrastructure, Series A, Rev., 5.25%, 12/01/2049	2,330	2,411
Colorado Bridge Enterprise, Rev., AMT, 4.00%, 06/30/2051	1,500	1,254

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	151

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Colorado — continued
Colorado Bridge Enterprise, Central 70 Project,
Rev., AMT, 4.00%, 12/31/2025	1,000	1,002
Rev., AMT, 4.00%, 12/31/2030	1,505	1,509
Colorado Educational & Cultural Facilities Authority, Aspen View Academy Project,
Rev., 4.00%, 05/01/2036	175	166
Rev., 4.00%, 05/01/2041	175	152
Colorado Educational & Cultural Facilities Authority, The Stanley Project, Senior Lien, Rev., 6.88%, 02/01/2059 (e)	5,525	5,627
Colorado Health Facilities Authority,
Rev., 4.00%, 11/15/2048	9,000	7,738
Rev., 4.00%, 05/15/2052	11,610	10,022
Rev., 5.00%, 05/15/2054	33,325	33,422
Rev., 5.00%, 11/15/2059 (z)	2,000	2,149
Colorado Health Facilities Authority, AdventHealth Obligated Group,
Rev., 3.00%, 11/15/2051	9,790	6,889
Rev., 4.00%, 11/15/2038	2,000	1,951
Rev., 5.00%, 11/15/2038	1,000	1,051
Colorado Health Facilities Authority, Adventist Health System, Rev., 5.00%, 11/15/2036 (z)	1,295	1,326
Colorado Health Facilities Authority, Adventist Health System Sunbelt, Rev., 5.00%, 11/15/2041	4,000	4,000
Colorado Health Facilities Authority, Children’s Hospital, Series C, Rev., 5.00%, 12/01/2030	1,000	1,015
Colorado Health Facilities Authority, Commonspirit Health,
Rev., 5.25%, 11/01/2052	2,710	2,726
Series A1, Rev., 5.00%, 08/01/2027	1,025	1,065
Series A1, Rev., 5.00%, 08/01/2034	1,240	1,294
Series A2, Rev., 5.00%, 08/01/2028	2,215	2,339
Series A2, Rev., 5.00%, 08/01/2044	20,440	20,130
Series A, Rev., 5.00%, 12/01/2034	5,680	6,202
Colorado Health Facilities Authority, Covenant Living Communities, Rev., 5.00%, 12/01/2035	750	806
Colorado Health Facilities Authority, Improvement Bonds Christian Living Communities, Rev., 4.00%, 01/01/2042	500	426
Colorado Health Facilities Authority, Intermountain Healthcare,
Rev., 5.00%, 05/15/2047	18,520	18,688
Rev., 5.00%, 05/15/2052	2,500	2,510
Colorado Health Facilities Authority, Sanford Health, Series A, Rev., 4.00%, 11/01/2039	3,400	3,181

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Colorado — continued
Colorado Health Facilities Authority, Sanford Healthcare, Series A, Rev., 5.00%, 11/01/2039	10,000	10,221
Colorado High Performance Transportation Enterprise, C-470 Express Lanes, Rev., 5.00%, 12/31/2056	1,000	954
Colorado Housing and Finance Authority, Series H, Rev., GNMA COLL, 3.00%, 05/01/2050	1,200	1,186
Colorado Housing and Finance Authority, Class III Bonds Sustainable Bond, Rev., GNMA COLL, 6.50%, 05/01/2054	625	688
Colorado Housing and Finance Authority, Social Bonds,
Series E, Rev., GNMA, 3.00%, 11/01/2051	1,835	1,806
Series H, Rev., GNMA, 3.00%, 11/01/2051	820	804
Series I, Rev., GNMA COLL, 6.00%, 05/01/2053	1,285	1,395
Series L, Rev., GNMA COLL, 3.25%, 11/01/2051	1,300	1,284
Colorado Housing and Finance Authority, Sustainable Bond, Rev., GNMA/FNMA/FHLMC, 5.75%, 11/01/2054	4,255	4,656
Colorado Housing and Finance Authority, Sustainable Bonds, Rev., GNMA/FNMA/FHLMC, 6.25%, 05/01/2055 (w)	7,560	8,404
Colorado Science and Technology Park Metropolitan District No. 1, Series B, Rev., 4.75%, 12/15/2054	1,000	940
Copperleaf Metropolitan District No. 2, GO, BAM, 4.00%, 12/01/2025	470	472
Crystal Valley, Metropolitan District No. 2,
Series A, GO, 5.00%, 12/01/2028	500	534
Series A, GO, 5.00%, 12/01/2030	360	396
Dawson Trails Metropolitan District No. 1, GO, Zero Coupon, 12/01/2031	6,740	4,170
Denver City & County, School District No. 1, GO, 5.00%, 12/01/2029	1,000	1,028
Denver Convention Center Hotel Authority, Senior, Rev., 5.00%, 12/01/2036	1,320	1,326
Denver Health & Hospital Authority, Series A, Rev., 6.00%, 12/01/2055	3,610	3,810
Denver Urban Renewal Authority, Senior Subordinated Stapleton, Series B, Tax Allocation, 5.00%, 12/01/2025	500	504
E-470 Public Highway Authority, Rev., 5.00%, 09/01/2040	1,550	1,640
E-470 Public Highway Authority, Capital Appreciation, Series A, Rev., NATL, Zero Coupon, 09/01/2027	1,250	1,170

SEE NOTES TO FINANCIAL STATEMENTS.

152	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Colorado — continued
E-470 Public Highway Authority, Capital Appreciation School Reform, Series B, Rev., NATL, Zero Coupon, 09/01/2030	290	246
E-470 Public Highway Authority, Senior,
Series A, Rev., 5.00%, 09/01/2027	1,000	1,048
Series A, Rev., 5.00%, 09/01/2028	1,000	1,067
Falcon Area Water & Wastewater Authority, Series A, Rev., 6.75%, 12/01/2034 (e)	3,000	2,920
Garfield Pitkin & Eagle Counties School District No. RE-1 Roaring Fork, GO, 4.00%, 12/15/2034 (p)	2,000	2,011
Jefferson Center Metropolitan District No. 1,
Series A2, Rev., 4.13%, 12/01/2040	575	510
Series A2, Rev., 4.38%, 12/01/2047	795	691
Jefferson County School District, Series R1, GO, 5.00%, 12/15/2031	2,000	2,127
Jefferson County School District No. R-1, GO, 4.00%, 12/15/2032	1,500	1,563
Kremmling Memorial Hospital District, COP, 6.13%, 12/01/2044 (e)	3,850	3,571
Mesa County School District No. 50, GO, 5.50%, 12/01/2049	1,835	1,935
Mesa County Valley School District No. 51 Grand Junction, GO, 5.25%, 12/01/2042	2,705	2,936
Metro Water Recovery,
Series A, Rev., 5.00%, 04/01/2028	1,200	1,276
Series A, Rev., 5.00%, 04/01/2029	830	899
Mirabelle Metropolitan District No. 2, Senior,
Series A, GO, 5.00%, 12/01/2035	600	639
Series A, GO, 5.00%, 12/01/2037	500	524
Park Creek Metropolitan District, Senior, Series A, Rev., 5.00%, 12/01/2043	1,500	1,532
Peak Metropolitan District No. 3, GO, 0.00%, 12/01/2042	3,950	2,619
Prairie Farm Metropolitan District, Series A, GO, 5.25%, 12/01/2048	1,261	1,235
Public Authority for Colorado Energy, Rev., 6.50%, 11/15/2038	6,000	7,052
Pueblo Urban Renewal Authority, EVRAZ Project Tax, Increment, Tax Allocation, 4.75%, 12/01/2045 (e)	635	550
Redtail Ridge Metropolitan District, GO, Zero Coupon, 12/01/2032	4,000	2,370
Regional Transportation District Sales Tax Revenue, Fastracks Project, Series A, Rev., 5.00%, 11/01/2033	1,000	1,140
Regional Transportation District, Denver Transit Partners Eagle,
Series A, Rev., 5.00%, 07/15/2026	575	585
Series A, Rev., 5.00%, 01/15/2027	1,000	1,025
Series A, Rev., 5.00%, 01/15/2032	1,470	1,568

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Colorado — continued
Riverpark Metropolitan District/Arapahoe County, GO, 6.00%, 12/01/2042	1,150	1,131
Siena Lake Metropolitan District, GO, 3.75%, 12/01/2041	500	380
South Suburban Park & Recreation District, COP, 4.00%, 12/15/2036	1,350	1,338
State of Colorado,
COP, 4.00%, 12/15/2040	1,600	1,507
COP, 6.00%, 12/15/2041	15,000	16,781
Series A, COP, 4.00%, 12/15/2039	1,500	1,426
Series A, COP, 5.00%, 12/15/2029	1,000	1,092
Series L, COP, 5.00%, 03/15/2028	1,000	1,057
State of Colorado, Health Sciences Facilities,
COP, 5.00%, 11/01/2042	2,365	2,496
COP, 5.00%, 11/01/2053	1,500	1,535
Sterling Ranch Community Authority Board, Senior, Rev., 6.50%, 12/01/2054	1,000	1,015
Sterling Ranch Community Authority Board, Special Improvement District No. 1, Special Assessment, 5.63%, 12/01/2043	1,254	1,256
Sterling Ranch Metropolitan District No. 1, GO, 5.00%, 12/01/2040	500	475
Sunset Parks Metropolitan District, Series A, GO, 5.13%, 12/01/2054 (e)	800	737
The Canyons Metropolitan District No. 5,
Series A, GO, BAM, 5.00%, 12/01/2035	640	691
Series A, GO, BAM, 5.00%, 12/01/2049	2,875	2,832
Series A, GO, BAM, 5.25%, 12/01/2059	7,725	7,728
Trails at Crowfoot Metropolitan District No. 3, GO, 4.25%, 12/01/2054	1,500	1,287
University of Colorado, Series B1, Rev., 4.00%, 06/01/2034 (p)	2,665	2,695
University of Colorado Hospital Authority, Rev., VRDO, 3.75%, 07/01/2025 (z)	8,000	8,000
University of Colorado, University Enterprise, Rev., 2.00%, 06/01/2051 (z)	4,000	3,960
Verve Metropolitan District No. 1, GO, 5.00%, 12/01/2036	1,500	1,413
Village Metropolitan District (The), GO, 4.15%, 12/01/2030	380	375
Villages at Johnstown Metropolitan District No. 3, Senior Bond, Series A, GO, 5.00%, 12/01/2040	585	564
Waterview II Metropolitan District, GO, 5.00%, 12/01/2041	1,250	1,203
Weld County School District No. RE-4,
GO, 5.00%, 12/01/2029	1,100	1,201
GO, 5.00%, 12/01/2031	1,000	1,123
GO, 5.25%, 12/01/2047	5,000	5,215
Windler Public Improvement Authority, Series A1, Rev., 4.00%, 12/01/2036	2,565	2,276

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	153

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Colorado — continued
Windy Gap Firming Project Water Activity Enterprise, Windy Gap Firming Project, Rev., 5.00%, 07/15/2051	5,000	5,063

		423,361

Connecticut — 1.1%
City of Bridgeport, Series A, GO, 4.00%, 06/01/2039	250	243
Connecticut Housing Finance Authority, Social Bonds,
Series A1, Rev., 3.50%, 11/15/2051	50	50
Series B, Rev., 4.50%, 11/15/2043	2,725	2,622
Connecticut Housing Finance Authority, Sustainable Bond, Housing Mortgage Finance,
Rev., 5.13%, 11/15/2043	5,000	5,090
Rev., 6.25%, 05/15/2054	4,660	5,056
Connecticut Housing Finance Authority, Sustainable Bonds, Rev., GNMA/FNMA/FHLMC, 4.45%, 11/15/2044	10,000	9,567
Connecticut State Health & Educational Facilities Authority,
Series 2017 B1, Rev., 5.00%, 07/01/2029	4,845	5,266
Series A, Rev., 2.80%, 07/01/2048 (z)	2,000	1,987
Connecticut State Health & Educational Facilities Authority, Connecticut Children’s Medical Center, Rev., 5.25%, 07/15/2048	4,575	4,666
Connecticut State Health & Educational Facilities Authority, Hartford Healthcare Project,
Series A, Rev., 5.00%, 07/01/2026	555	566
Series A, Rev., 5.00%, 07/01/2033	565	600
Connecticut State Health & Educational Facilities Authority, Quinnipiac University Issue, Rev., 5.00%, 07/01/2048	3,000	2,963
Connecticut State Health & Educational Facilities Authority, Stamford Hospital Issue,
Rev., 4.00%, 07/01/2035	1,000	998
Rev., 4.00%, 07/01/2038	2,500	2,393
Rev., 4.00%, 07/01/2041	2,250	2,043
Rev., 5.00%, 07/01/2030	865	923
Connecticut State Health & Educational Facilities Authority, Yale University, Rev., 5.00%, 07/01/2064 (z)	9,760	10,798
Connecticut State Higher Education Supplement Loan Authority, Rev., AMT, 4.13%, 11/15/2040	2,315	2,211
Connecticut State Higher Education Supplement Loan Authority, CHESLA Loan Program, Series B, Rev., AMT, 5.00%, 11/15/2030	495	521

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Connecticut — continued
Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program,
Series B, Rev., AMT, 4.88%, 11/15/2038	900	897
Series B, Rev., AMT, 5.00%, 11/15/2039	675	681
Series B, Rev., AMT, 5.00%, 11/15/2040	335	331
Series B, Rev., AMT, 5.00%, 11/15/2041	400	390
Connecticut State Special Tax Obligation Revenue Transportation Infrastructure, 4.00%, 05/01/2039	2,990	2,910
Connecticut State, Health & Educational Facilities Authority, Sacred Heart University,
Series K, Rev., 4.00%, 07/01/2045	4,625	4,013
Series K, Rev., 5.00%, 07/01/2037	950	990
Connecticut State, Health & Educational Facilities Authority, Yale University, Series C1, Rev., 5.00%, 07/01/2040 (z)	2,150	2,266
Stamford Housing Authority, Mozaic Concierge Living Project,
Rev., 4.25%, 10/01/2030	5,000	5,033
Rev., 6.00%, 10/01/2040	1,750	1,777
State of Connecticut,
GO, 5.00%, 03/15/2045	1,000	1,044
Series 2021A, GO, 3.00%, 01/15/2026	5,000	4,999
Series 2021A, GO, 3.00%, 01/15/2032	2,250	2,188
Series 2021A, GO, 3.00%, 01/15/2033	500	479
Series 2021A, GO, 4.00%, 01/15/2028	3,500	3,606
Series A, GO, 4.00%, 03/15/2032	850	851
Series B, GO, 5.00%, 08/01/2033	1,750	1,986
Series C, GO, 5.00%, 06/15/2037	40	43
Series F, GO, 5.00%, 11/15/2025	5,000	5,038
State of Connecticut Special Tax Revenue,
Series A, Rev., 5.00%, 07/01/2028	500	534
Series A, Rev., 5.00%, 05/01/2035	500	543
Series A, Rev., 5.25%, 07/01/2042	10,000	10,648
Series B, Rev., 5.00%, 07/01/2030	1,500	1,654
Series D, Rev., 4.00%, 11/01/2038	3,500	3,461
Series D, Rev., 5.00%, 11/01/2028	1,480	1,590
Series D, Rev., 5.00%, 11/01/2033	1,675	1,849
State of Connecticut Special Tax Revenue, Transportation Infrastructure Purposes, Rev., 5.00%, 07/01/2043	4,740	4,977
State of Connecticut, Social Bonds, Series F, GO, 5.00%, 11/15/2041	1,525	1,599
State of Connecticut, Special Tax Obligation Bonds, Rev., 5.00%, 05/01/2040	300	311
State of Connecticut, Sustainale Bond,
Series B, GO, 4.00%, 01/15/2041	1,000	952
Series B, GO, 5.00%, 01/15/2040	1,000	1,068

SEE NOTES TO FINANCIAL STATEMENTS.

154	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Connecticut — continued
Steel Point Infrastructure Improvement District, Steelpointe Harbor Project, Tax Allocation, 4.00%, 04/01/2036 (e)	195	187
Town of Hamden,
GO, BAM, 4.00%, 08/15/2027	535	547
GO, BAM, 5.00%, 08/15/2029	575	620
GO, BAM, 5.00%, 08/15/2031	500	552
Series A, GO, BAM, 5.00%, 08/01/2032	2,255	2,450
University of Connecticut,
Series A, Rev., 5.00%, 01/15/2037	3,000	3,052
Series A, Rev., 5.00%, 08/15/2039	650	693
Series A, Rev., 5.00%, 08/15/2040	860	911

		136,283

Delaware — 0.2%
County of Kent DE, Rev., 5.00%, 07/01/2033	1,190	1,206
Delaware State Economic Development Authority, Delmarva Power & Light Company, Rev., 3.60%, 01/01/2031 (w)	1,865	1,900
Delaware State Economic Development Authority, NRG Energy Project, Rev., 1.25%, 10/01/2045 (z)	4,065	4,026
Delaware State Health Facilities Authority, Beebe Medical Center, Rev., 5.00%, 06/01/2050	2,250	2,092
Delaware State Health Facilities Authority, Christiana Health Care System, Rev., 5.00%, 10/01/2039	5,345	5,497
Delaware Transportation Authority, Rev., 5.00%, 07/01/2033	2,265	2,470
Delaware Transportation Authority, Garvee, Rev., 5.00%, 09/01/2025	1,000	1,003
State of Delaware,
GO, 2.00%, 02/01/2036	6,910	5,400
GO, 4.00%, 02/01/2031	1,000	1,037
GO, 5.00%, 02/01/2028	5,020	5,329
GO, 5.00%, 02/01/2031	85	95

		30,055

District of Columbia — 1.6%
District of Columbia,
GO, 5.00%, 12/01/2030	1,070	1,187
GO, 5.00%, 12/01/2031	2,210	2,479
Rev., 5.00%, 06/01/2040	1,725	1,650
Series A, Rev., 4.00%, 03/01/2037	2,000	1,976
Series A, Rev., 4.00%, 03/01/2040	10,000	9,407
Series A, GO, 5.00%, 01/01/2027	475	492
Series A, Rev., 5.00%, 03/01/2031	1,500	1,620
Series A, GO, 5.00%, 01/01/2038	1,000	1,078
Series A, GO, 5.00%, 01/01/2040	2,400	2,535
Series C, Rev., 4.00%, 05/01/2039	2,500	2,395
Series C, Rev., 4.00%, 05/01/2045	5,000	4,546

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

District of Columbia — continued
Series D, GO, 5.00%, 02/01/2028	820	868
Series D, GO, 5.00%, 02/01/2029	70	76
Series E, GO, 5.00%, 02/01/2028	110	116
District of Columbia Housing Finance Agency, Rev., 5.00%, 12/01/2028 (z)	225	235
District of Columbia Housing Finance Agency, Belmont Crossing Phase II, Rev., 5.00%, 03/01/2029 (z)	330	346
District of Columbia Income Tax Revenue,
Series A, Rev., 5.00%, 10/01/2037	2,000	2,200
Series A, Rev., 5.00%, 05/01/2038	1,450	1,565
Series A, Rev., 5.00%, 05/01/2039	2,000	2,137
Series A, Rev., 5.00%, 06/01/2039	1,500	1,628
Series A, Rev., 5.00%, 06/01/2040	2,685	2,885
District of Columbia Water & Sewer Authority,
Rev., 4.00%, 10/01/2041	1,525	1,408
Rev., VRDO, 4.05%, 07/01/2025 (z)	20,000	20,000
District of Columbia Water & Sewer Authority, Green Bond Subordinate, Series A, Rev., 5.00%, 10/01/2038	1,010	1,055
District of Columbia Water & Sewer Authority, Subordinate, Series C1, Rev., 5.00%, 10/01/2031	2,000	2,241
District of Columbia, Latin American Montessori, Rev., 4.00%, 06/01/2030	555	544
District of Columbia, National Child Research Center, Rev., VRDO, LOC: Truist Bank, 2.50%, 07/07/2025 (z)	1,985	1,985
District of Columbia, National Public Radio,
Rev., 4.00%, 04/01/2032 (p)	1,500	1,512
Rev., 5.00%, 04/01/2028 (p)	270	274
Rev., 5.00%, 04/01/2029 (p)	275	279
Metropolitan Washington Airports Authority,
Rev., AMT, 5.00%, 10/01/2026	1,335	1,368
Rev., AMT, 5.00%, 10/01/2029	2,000	2,065
Series A, Rev., AMT, 5.00%, 10/01/2027	1,515	1,573
Metropolitan Washington Airports Authority Aviation Revenue,
Rev., AMT, 4.00%, 10/01/2051	2,500	2,114
Rev., AMT, 5.00%, 10/01/2027	1,000	1,038
Rev., AMT, 5.00%, 10/01/2030	3,845	4,124
Rev., AMT, 5.00%, 10/01/2044	3,500	3,504
Series A, Rev., AMT, 5.00%, 10/01/2025	450	452
Series A, Rev., AMT, 5.00%, 10/01/2028	4,880	5,138
Series A, Rev., AMT, 5.00%, 10/01/2030	1,000	1,073
Series A, Rev., AMT, 5.00%, 10/01/2032	5,000	5,310

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	155

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
District of Columbia — continued
Series A, Rev., AMT, 5.25%, 10/01/2039	1,135	1,189
Series A, Rev., AMT, 5.25%, 10/01/2048	7,000	7,099
Metropolitan Washington Airports Authority Aviation Revenue, Airport System,
Series A, Rev., AMT, 5.00%, 10/01/2033	3,000	3,134
Series A, Rev., AMT, 5.00%, 10/01/2049	5,000	4,946
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Dulles Metrorail & Capital, Rev., 4.00%, 10/01/2052	10,000	8,524
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Subordinated Dulles Metrorail, Rev., 4.00%, 10/01/2053	1,965	1,688
Metropolitan Washington Airports Authority, Aviation Revenue,
Series A, Rev., AMT, 5.00%, 10/01/2031 (w)	4,390	4,743
Series A, Rev., AMT, 5.00%, 10/01/2033	3,205	3,379
Series A, Rev., AMT, 5.00%, 10/01/2048	3,940	3,895
Series A, Rev., AMT, 5.25%, 10/01/2040 (w)	3,000	3,193
Series A, Rev., AMT, 5.25%, 10/01/2041 (w)	2,000	2,108
Metropolitan Washington Airports Authority, Dulles Toll Road Revenue Subordinated Lien Dulles Metrorail, Series B, Rev., 4.00%, 10/01/2049	2,000	1,702
Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Second Lien, Series C, Rev., 6.50%, 10/01/2041 (p)	350	366
Washington Convention & Sports Authority,
Series A, Rev., 4.00%, 10/01/2034	1,015	1,026
Series A, Rev., 5.00%, 10/01/2033	1,000	1,075
Washington Convention & Sports Authority, Senior Lien, Series B, Tax Allocation, 5.00%, 10/01/2029 (p)	1,000	1,093
Washington Convention and Sports Authority, Dedicated Tax Revenue Prerefunded Refunding Senior Lien, Tax Allocation, 5.00%, 10/01/2030 (p)	695	771
Washington Convention and Sports Authority, Dedicated Tax Revenue Unrefunded Balance Refunding Senior, Tax Allocation, 5.00%, 10/01/2030	805	881

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

District of Columbia — continued
Washington Metropolitan Area Transit Authority,
Series A, Rev., 5.00%, 07/15/2026	1,650	1,689
Series A, Rev., 5.00%, 07/15/2037	2,000	2,110
Series B, Rev., 5.00%, 07/01/2032	1,115	1,149
Washington Metropolitan Area Transit Authority Dedicated Revenue,
5.00%, 07/15/2046	1,190	1,202
Rev., 5.00%, 07/15/2054	23,750	23,957
Rev., 5.25%, 07/15/2059	17,870	18,361
Series A, Rev., 5.00%, 07/15/2025	1,990	1,991
Washington Metropolitan Area Transit Authority Dedicated Revenue, Sustainability Financed Bond, Rev., 5.00%, 07/15/2029	3,000	3,251
Washington Metropolitan Area Transit Authority, Dedicated Revenue, Sustainable Bond, Series A, Rev., BAM, 3.00%, 07/15/2036	5,925	5,306
Washington Metropolitan Area Transit Authority, Green Bond, Series A, Rev., 5.00%, 07/15/2029	1,540	1,669

		209,975

Florida — 4.8%
Alachua County Health Facilities Authority, Oak Hammock at The University of Florida, Inc. Project, Rev., 4.00%, 10/01/2031	615	614
Alachua County Health Facilities Authority, Shands Teaching Hospital & Clinics, Rev., 5.00%, 12/01/2034	2,570	2,697
Ave Maria Stewardship Community District, Phase 3 Master Improvements Project,
Special Assessment, 2.75%, 05/01/2031	420	387
Special Assessment, 3.13%, 05/01/2041	1,775	1,352
Avenir Community Development District, Master Infrastructure Project, Special Assessment, 5.63%, 05/01/2054	1,000	997
Aventura Isles Community Development District,
Special Assessment, 5.00%, 05/01/2034	720	755
Special Assessment, 5.00%, 05/01/2043	1,000	966
Babcock Ranch Community Independent Special District,
Special Assessment, 4.00%, 05/01/2052	695	544
Special Assessment, 5.00%, 05/01/2044 (e)	1,000	948

SEE NOTES TO FINANCIAL STATEMENTS.

156	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Belmond Reserve Community Development District, 202 Project, Special Assessment, 4.00%, 05/01/2040	345	323
Belmont II Community Development District, 2020 Assessment Area,
Special Assessment, 2.50%, 12/15/2025	5	5
Special Assessment, 3.13%, 12/15/2030	125	121
Boggy Branch Community Development District, Special Assessment, 2.50%, 05/01/2026	100	99
Boggy Creek Improvement District, Series 2013, Special Assessment, 5.13%, 05/01/2043 (e)	950	919
Brevard County Health Facilities Authority, Health First Obligated Group, Rev., 5.00%, 04/01/2052	8,235	7,972
Brevard County Health Facilities Authority, Health First, Inc., Rev., 4.00%, 04/01/2036	1,790	1,745
Broward County Housing Finance Authority, Pinnacle 441 Phase 2, Rev., 4.05%, 09/01/2056 (z)	990	995
Broward County Water & Sewer Utility Revenue, Series A, Rev., 4.00%, 10/01/2038	675	676
Capital Projects Finance Authority, Florida University Project, Series A1, Rev., 5.00%, 10/01/2032	1,350	1,414
Capital Projects Finance Authority, IPS Enterprises, Inc. Projects, Rev., 7.00%, 06/15/2030 (e)	4,000	4,121
Capital Projects Finance Authority/FL, Rev., 5.00%, 06/15/2044 (e)	760	703
Capital Trust Agency, Inc., Imagine School at North Manatee, Rev., 5.00%, 06/01/2041 (e)	325	295
Capital Trust Agency, Inc., Lutz Preparatory School, Inc. Project, Series A, Rev., 4.00%, 06/01/2041	300	263
Capital Trust Agency, Inc., Tallahassee Classical School, Rev., 4.00%, 07/01/2036 (e)	1,370	1,052
Capital Trust Agency, Inc., Franklin Academy Project, Rev., 5.00%, 12/15/2050 (e)	2,350	2,031
Capital Trust Authority, Ips Enterprises, Inc., Series A, Rev., 6.00%, 06/15/2043 (e)	4,350	4,419
Central Florida Expressway Authority,
Rev., 5.00%, 07/01/2032	1,500	1,688
Series D, Rev., 5.00%, 07/01/2029	565	610
Series D, Rev., 5.00%, 07/01/2034	3,000	3,259

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Florida — continued
Series D, Rev., 5.00%, 07/01/2035	10,000	10,808
Central Florida Expressway Authority, Senior Lien,
Rev., 4.00%, 07/01/2038	3,625	3,598
Rev., 4.00%, 07/01/2039	1,260	1,240
Centre Lake Community Development District, Special Assessment, 3.00%, 05/01/2042	605	457
Chapel Creek Community Development District, Special Assessment, 3.00%, 05/01/2031 (e)	160	149
Charlotte County Industrial Development Authority, Town & Country Utilities Project, Rev., AMT, 5.00%, 10/01/2049 (e)	2,985	2,766
City of Daytona Beach, Rev., 5.50%, 09/01/2049	5,000	5,323
City of Doral FL, GO, 4.00%, 07/01/2043	3,055	2,832
City of Jacksonville, Baptist Health, Rev., VRDO, 1.94%, 07/07/2025 (z)	9,955	9,955
City of Jacksonville, Baptist Health, Rev., VRDO, 1.94%, 07/07/2025 (z)	1,300	1,300
City of Jacksonville, Brooks Rehabilitation Project,
Rev., 4.00%, 11/01/2034	500	494
Rev., 4.00%, 11/01/2045	1,500	1,277
City of Miami Beach, Arts and Cultural Facilities, Series A, GO, 5.25%, 05/01/2053	5,000	5,178
City of Pompano Beach, John Knox Village Project, Series A, Rev., 4.00%, 09/01/2036	175	165
City of Port St. Lucie Stormwater Utility Revenue, Rev., 4.00%, 05/01/2039	1,075	1,054
City of Tallahassee, Energy System Revenue,
Rev., 5.00%, 10/01/2028	2,000	2,146
Rev., 5.00%, 10/01/2033 (w)	2,500	2,835
Rev., 5.00%, 10/01/2034 (w)	1,500	1,707
City of Tallahassee, Tallahassee Memorial Healthcare, Rev., 5.00%, 12/01/2040	3,000	3,000
City of Tampa, Baycare, Series A, Rev., 5.00%, 11/15/2046	10,000	10,000
City of Tampa, H. Lee Moffitt Cancer Center, Rev., 5.00%, 07/01/2050	4,000	3,973
Collier County Health Facilities Authority, The Moorings, Inc., Rev., 4.00%, 05/01/2052	145	116
County of Broward Port Facilities Revenue, Rev., AMT, 5.50%, 09/01/2052	3,675	3,746
County of Broward Tourist Development Tax Revenue, Convention Center Expansion Project, Rev., 5.00%, 09/01/2031	3,000	3,345

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	157

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
County of Broward, Airport System Revenue,
Rev., AMT, 5.00%, 10/01/2033	655	666
Series A, Rev., AMT, 5.00%, 10/01/2028	800	842
Series A, Rev., AMT, 5.00%, 10/01/2036	2,000	2,050
County of Broward, Port Facilities Revenue, Senior Bond, Series B, Rev., AMT, 4.00%, 09/01/2044	3,000	2,635
County of Broward, Tourist Development Tax Revenue, Convention Center Expansion Project, Rev., 4.00%, 09/01/2047	3,000	2,568
County of Hillsborough, Rev., 4.00%, 08/01/2034	4,370	4,494
County of Lee Airport Revenue,
Series B, Rev., AMT, 5.00%, 10/01/2029	180	191
Series B, Rev., AMT, 5.00%, 10/01/2032	2,000	2,130
County of Lee Local Option Gas Tax Revenue, Rev., 5.25%, 08/01/2049	13,000	13,193
County of Miami-Dade Aviation Revenue,
Rev., 5.00%, 10/01/2041	6,000	6,019
Series A, Rev., 5.00%, 10/01/2025	1,250	1,256
Series A, Rev., AMT, 5.00%, 10/01/2030	2,000	2,002
Series A, Rev., 5.00%, 10/01/2031	2,000	2,181
Series A, Rev., AMT, 5.00%, 10/01/2044	2,200	2,175
Series A, Rev., AMT, 5.00%, 10/01/2049	3,250	3,193
Series B, Rev., AMT, 5.00%, 10/01/2040	23,000	23,014
County of Miami-Dade FL Aviation Revenue,
Rev., AMT, 5.00%, 10/01/2027	3,700	3,833
Rev., AMT, 5.00%, 10/01/2029	4,920	5,216
Rev., AMT, 5.00%, 10/01/2035	15,000	15,996
Rev., AMT, 5.00%, 10/01/2036	3,710	3,922
County of Miami-Dade FL Transit System, Rev., 4.00%, 07/01/2035	3,405	3,412
County of Miami-Dade FL Water & Sewer System Revenue,
Rev., 5.00%, 10/01/2041	4,500	4,751
Rev., 5.00%, 10/01/2042	5,000	5,251
County of Miami-Dade Seaport Department, Senior Bonds,
Series A, Rev., AMT, 5.00%, 10/01/2030	1,970	2,098
Series A, Rev., AMT, 5.00%, 10/01/2031	2,975	3,189
Series A, Rev., AMT, 5.00%, 10/01/2033	3,500	3,761

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Florida — continued
Series A, Rev., AMT, 5.25%, 10/01/2052	2,000	1,974
County of Miami-Dade Seaport Department, Subordinate, Series A1, Rev., AMT, 4.00%, 10/01/2040	2,675	2,572
County of Miami-Dade Transit System,
Rev., 4.00%, 07/01/2048	5,000	4,346
Series A, Rev., 4.00%, 07/01/2045	2,070	1,871
County of Miami-Dade, Building Better Communities Project, Series A, GO, 4.00%, 07/01/2044	350	326
County of Miami-Dade, Public Health Trust Program, GO, 4.00%, 07/01/2042	3,000	2,820
County of Monroe Airport Revenue, Key West International Airport, Series 202, Rev., AMT, 5.00%, 10/01/2052	2,450	2,323
County of Orange Water Utility System Revenue, Rev., 5.00%, 10/01/2028	2,040	2,193
County of Palm Beach, Lynn University Housing Project, Series A, Rev., 5.00%, 06/01/2057 (e)	1,000	847
Currents Community Development District, Series A, Special Assessment, 4.00%, 05/01/2051 (e)	2,000	1,581
Cypress Mill Community Development District, 2023 Project, Special Assessment, 5.00%, 05/01/2053	1,025	964
DG Farms Community Development District, Special Assessment, 3.75%, 05/01/2040	400	347
Duval County Public Schools, Series A, COP, 5.00%, 07/01/2032	4,750	5,147
Eden Hills Community Development District, Special Assessment, 4.00%, 05/01/2040	300	277
Epperson North Community Development District, Assessment Area, Special Assessment, 2.50%, 05/01/2026	40	40
Epperson Ranch II Community Development District, Assessment Area Two Capital Improvement, Special Assessment, 4.20%, 05/01/2040	1,280	1,155
Everlands II Community Development District, Special Assessment, 5.20%, 06/15/2044	725	705
Florida Development Finance Corp.,
Rev., 5.00%, 06/01/2044 (e)	1,750	1,656
Rev., 5.25%, 06/01/2059 (e)	3,145	2,919
Series A, Rev., 4.00%, 06/01/2030	400	384
Florida Development Finance Corp., Brightline Florida Passenger,
Rev., AMT, 5.00%, 07/01/2041	7,500	6,829
Rev., AMT, 5.00%, 07/01/2044	9,930	9,857
Rev., AMT, 5.25%, 07/01/2047	6,050	6,068

SEE NOTES TO FINANCIAL STATEMENTS.

158	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Rev., AMT, 5.25%, 07/01/2053	4,000	3,990
Rev., AMT, 5.50%, 07/01/2053	7,000	6,469
Rev., AMT, 12.00%, 07/15/2032 (e)	2,900	2,885
Florida Development Finance Corp., Brightline Florida Passenger Rail, Rev., AMT, 8.25%, 07/01/2057 (e) (z)	7,290	7,493
Florida Development Finance Corp., Discovery High School Project, Series A, Rev., 4.00%, 06/01/2030 (e)	1,000	874
Florida Development Finance Corp., GFL Solid Waste Southeast, LLC, Rev., AMT, 4.38%, 10/01/2054 (e) (z)	17,000	16,933
Florida Development Finance Corp., Lakeland Regional Health System, Rev., 4.00%, 11/15/2037	2,400	2,337
Florida Development Finance Corp., Mater Academy Project, Series A, Rev., 5.00%, 06/15/2040	400	400
Florida Development Finance Corp., Tampa General Hospital Project, Rev., 5.25%, 08/01/2055 (e)	4,750	4,758
Florida Development Finance Corp., UF Health Jacksonville Project, Rev., 5.00%, 02/01/2035	1,200	1,249
Florida Development Finance Corp., Waste Pro USA, Inc., Rev., AMT, 5.00%, 05/01/2029 (e)	2,500	2,524
Florida Housing Finance Corp.,
Rev., GNMA/FNMA/FHLMC, 6.25%, 01/01/2055	2,955	3,220
Series 2, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2052	425	418
Series 3, Rev., GNMA/FNMA/FHLMC COLL, 5.75%, 01/01/2054	635	685
Florida Housing Finance Corp., Social Bond, Social Bond, Series 1, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2052	940	928
Florida Housing Finance Corp., Social Bonds,
Series 1, Rev., GNMA/FNMA/FHLMC, 3.50%, 07/01/2052	825	822
Series 2, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2051	4,105	4,057
Florida Municipal Loan Council, Shingle Creek Transit and Utility Community Development District, Special Assessment, AMT, 5.15%, 05/01/2044	655	644
Florida State Board of Governors Florida International University Dormitory Rev, Series A, Rev., BAM, 5.00%, 07/01/2029	1,900	2,053
Florida State Board of Governors University of North Florida Dormitory Revenue, Series A, Rev., BAM, 5.00%, 11/01/2053	6,375	6,428

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Florida — continued
Fort Pierce Utilities Authority, Series A, Rev., 5.00%, 10/01/2039	925	965
Grand Bay at Doral Community Development District, Assessment Area Two Phase I,
Special Assessment, 5.00%, 05/01/2035	1,000	1,050
Special Assessment, 5.00%, 05/01/2045	1,000	959
Greater Orlando Aviation Authority,
Series A, Rev., AMT, 4.00%, 10/01/2040	2,500	2,343
Series A, Rev., AMT, 5.00%, 10/01/2026 (p)	1,785	1,792
Series A, Rev., AMT, 5.00%, 10/01/2027 (p)	1,875	1,883
Series A, Rev., AMT, 5.00%, 10/01/2030 (p)	1,005	1,009
Series A, Rev., AMT, 5.00%, 10/01/2032	1,500	1,572
Series A, Rev., AMT, 5.00%, 10/01/2046 (p)	5,000	5,123
Series A, Rev., AMT, 5.00%, 10/01/2049	8,880	8,785
Greater Orlando Aviation Authority Orlando Amt Subordinated, Rev., AMT, 5.00%, 10/01/2036	1,000	1,061
Greater Orlando Aviation Authority, Priority Subordinated,
Series A, Rev., AMT, 5.00%, 10/01/2033	1,500	1,530
Series A, Rev., AMT, 5.00%, 10/01/2036	2,230	2,260
Hammock Reserve Community Development District, Assessment Area One Project, Special Assessment, 4.00%, 05/01/2040	545	495
Highlands County Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group, Series A, Rev., VRDO, 1.94%, 01/07/2025 (z)	17,000	17,000
Hillsborough County Industrial Development Authority,
Rev., 4.13%, 11/15/2051	6,965	6,098
Rev., 5.25%, 11/15/2049	1,500	1,560
Hillsborough County Industrial Development Authority, Tampa General Hospital Project,
Rev., 4.00%, 08/01/2050	5,000	4,206
Series A, Rev., 4.00%, 08/01/2045	3,275	2,859
Hillsborough County, Industrial Development Authority, Baycare Health System, Series C, Rev., VRDO, LOC: TD Bank NA, 2.00%, 07/07/2025 (z)	3,500	3,500

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	159

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Hobe-St Lucie Conservancy District, Special Assessment, 5.88%, 05/01/2055	1,000	992
JEA Electric System Revenue,
Rev., 5.00%, 10/01/2033	1,000	1,131
Series 3A, Rev., 5.00%, 10/01/2035	5,000	5,312
Series IIIB, Rev., 5.00%, 10/01/2032	1,295	1,344
JEA Electric System Revenue, Subordinate, Series A, Rev., 5.00%, 10/01/2031	1,795	1,984
JEA Water & Sewer System Revenue, Series A, Rev., 4.00%, 10/01/2037	750	753
Julington Creek Plantation Community Development District, Special Assessment, 5.50%, 05/01/2043	1,500	1,590
Lake Hideaway Community Development District, Assessment Area One, Special Assessment, 5.65%, 05/01/2044	1,000	976
Lakewood Ranch Stewardship District, Special Assessment, 5.30%, 05/01/2044	485	476
Lakewood Ranch Stewardship District, Del Webb Project, Special Assessment, 5.00%, 05/01/2037 (e)	1,655	1,669
Lakewood Ranch Stewardship District, Lorraine Lakes Project,
Special Assessment, 3.13%, 05/01/2030 (e)	315	303
Special Assessment, 3.88%, 05/01/2051 (e)	2,000	1,574
Lakewood Ranch Stewardship District, Northeast Sector Project,
Special Assessment, 3.20%, 05/01/2030 (e)	540	519
Special Assessment, 3.50%, 05/01/2040	925	772
Lakewood Ranch Stewardship District, Palm Grove Project, Special Assessment, 5.25%, 05/01/2044	580	569
Lee County Industrial Development Authority, Exchange Lee Health Systems, Rev., 4.00%, 04/01/2037	3,000	2,875
Lee County Industrial Development Authority, Shell Point/Waterside Health,
Rev., 5.00%, 11/15/2044	3,000	2,967
Rev., 5.00%, 11/15/2049	2,550	2,449
Lee County Industrial Development Authority/FL,
Rev., 4.13%, 11/15/2029	1,000	1,003
Rev., 5.25%, 11/15/2054	2,000	1,965
Miami Beach Health Facilities Authority, Mount Sinai Medical Center,
Rev., 5.00%, 11/15/2039	2,000	2,000
Rev., 5.00%, 11/15/2044	5,000	4,995

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Florida — continued
Miami Beach Redevelopment Agency, Tax, Increment Revenue, Tax Allocation, 5.00%, 02/01/2028	1,000	1,004
Miami World Center Community Development District, Special Assessment, 5.25%, 11/01/2049	4,505	4,484
Miami-Dade County Expressway Authority, Series A, Rev., 5.00%, 07/01/2040	1,625	1,625
Miami-Dade County Health Facilities Authority, Rev., 4.00%, 08/01/2046	1,790	1,601
Miami-Dade County Housing Finance Authority, Cutler Vista, Rev., 5.00%, 03/01/2027 (z)	2,445	2,450
Miami-Dade County Housing Finance Authority, Doral Academy, Inc., Rev., 5.00%, 01/15/2048	1,570	1,465
Midtown Miami Community Development District, Series A, Special Assessment, 5.00%, 05/01/2037	350	350
Mirada Community Development District, Assessment Area Five, Special Assessment, 5.00%, 05/01/2034	1,185	1,193
North Loop Community Development District, Special Assessment, 6.38%, 05/01/2043	1,000	1,044
North Miami Community Redevelopment Agency,
Rev., 5.00%, 03/01/2035	1,000	1,076
Rev., 5.00%, 03/01/2036	1,200	1,270
North Powerline Road Community Development District, Special Assessment, 3.63%, 05/01/2040	1,345	1,147
Orange County Health Facilities Authority, Orlando Health Obligated Group,
Rev., 4.00%, 10/01/2052	5,000	4,205
Rev., 4.50%, 10/01/2056	11,515	10,407
Rev., 5.25%, 10/01/2056	5,000	5,079
Orange County Health Facilities Authority, Presbyterian Retirement Communities,
Rev., 4.00%, 08/01/2036	295	283
Rev., 5.00%, 08/01/2054	3,500	3,282
Orlando Utilities Commission,
Series 2018A, Rev., 5.00%, 10/01/2035	2,480	2,562
Series A, Rev., 5.00%, 10/01/2027	500	525
Series A, Rev., 5.00%, 10/01/2043	2,300	2,412
Palm Beach County Health Facilities Authority, ACTS Retirement Life Communities, Rev., 5.00%, 11/15/2045	1,250	1,224
Palm Beach County Health Facilities Authority, Jupiter Medical Center, Rev., 5.00%, 11/01/2052	2,550	2,431

SEE NOTES TO FINANCIAL STATEMENTS.

160	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Palm Beach County Health Facilities Authority, Retirement Life Communities, Rev., 5.00%, 11/15/2032	2,270	2,306
Palm Coast Park Community Development District, Sawmill Branch at Palm Coast Park Homeowners Association, Inc., Special Assessment, 5.13%, 05/01/2051	1,500	1,395
Parkview at Long Lake Ranch Community Development District, Special Assessment, 4.00%, 05/01/2051	800	632
Parrish Lakes Community Development District, Special Assessment, 5.00%, 05/01/2031	490	494
Pasco County School Board, Series A, COP, BAM, 5.00%, 08/01/2036	1,720	1,792
Pine Island Community Development District, Special Assessment, 5.75%, 05/01/2035	3,200	3,214
Reunion East Community Development District,
Special Assessment, 2.40%, 05/01/2026 (e)	25	25
Special Assessment, 2.85%, 05/01/2031	25	23
Saddle Creek Preserve of Polk County Community Development District, Special Assessment, 4.00%, 06/15/2040	500	455
Sarasota County Health Facilities Authority, Sunnyside Village Project, Rev., 5.00%, 05/15/2048	425	387
Sarasota County Public Hospital District, Sarasota Memorial Hospital Project,
Rev., 4.00%, 07/01/2052	6,000	5,005
Rev., 5.00%, 07/01/2052	1,175	1,174
Sarasota County School Board, Series A, COP, 5.00%, 07/01/2033	1,000	1,125
Sarasota National Community Development District, Special Assessment, 4.00%, 05/01/2039	615	587
Sawyers Landing Community Development District, Special Assessment, 3.75%, 05/01/2031	400	395
School District of Broward County, Series A, COP, 5.00%, 07/01/2027	1,500	1,564
Somerset Community Development District, Special Assessment, 4.00%, 05/01/2032	845	828
South Broward Hospital District,
Rev., 4.00%, 05/01/2048	6,500	5,640
Series A, Rev., 4.00%, 05/01/2044	4,000	3,551
South Kendall Community Development District, Special Assessment, 4.25%, 11/01/2037	1,575	1,518

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Florida — continued
St. John’s County School Board,
Series A, COP, 5.25%, 07/01/2046	1,500	1,554
Series A, COP, 5.25%, 07/01/2047	3,000	3,062
State Board of Administration Finance Corp., Taxable, Series A, Rev., 1.71%, 07/01/2027	4,000	3,809
State of Florida Department of Transportation Turnpike System Revenue, Department Of Transportation, Rev., 4.00%, 07/01/2041	1,000	970
State of Florida Department of Transportation Turnpike System Revenue, Turnpike Revenue, Series B, Rev., 3.00%, 07/01/2033	2,390	2,273
State of Florida Department of Transportation Turnpike System, Revenue Refunding, Series A, Rev., 5.00%, 07/01/2026	1,000	1,023
State of Florida, Capital Outlay, Series C, GO, 5.00%, 06/01/2027	1,060	1,081
State of Florida, Department of Transportation, Turnpike System Revenue, Series A, Rev., 5.00%, 07/01/2029	500	543
Stellar North Community Development District, Special Assessment, 4.00%, 05/01/2052	1,560	1,219
Stillwater Community Development District, Project 2021, Special Assessment, 3.00%, 06/15/2031 (e)	225	209
Stonegate Preserve Community Development District, 2023 Project Area, Special Assessment, 5.88%, 12/15/2043	995	1,032
Stoneybrook South Community Development District, Fox South Assessment Area,
Special Assessment, 2.50%, 12/15/2025 (e)	140	139
Special Assessment, 3.00%, 12/15/2030 (e)	475	461
Special Assessment, 3.50%, 12/15/2040 (e)	1,030	906
Storey Park Community Development District, Assessment Area Four Project,
Special Assessment, 2.38%, 06/15/2026 (e)	10	10
Special Assessment, 2.88%, 06/15/2031 (e)	60	57
Summit View Community Development District, Assessment Area Two, Special Assessment, 5.63%, 05/01/2044	1,010	998
Tampa Bay Water, Rev., 5.25%, 10/01/2054	20,000	20,802

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	161

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Touchstone Community Development District, Senior Lien, Series A1, Special Assessment, 5.38%, 05/01/2042	1,000	1,009
Tradition Community Development District No. 9, Special Assessment, 3.00%, 05/01/2041	130	98
Turtle Run Community Development District, Series 2, Special Assessment, 5.00%, 05/01/2047	1,500	1,443
Two Lakes Community Development District, Special Assessment, 5.00%, 05/01/2044	1,500	1,492
Two Rivers West Community Development District, Special Assessment, 5.63%, 05/01/2044	580	574
V-Dana Community Development District, CDD Assessment Area One 2021, Special Assessment, 4.00%, 05/01/2052	1,000	786
Village Community Development District No. 13, Special Assessment, 2.63%, 05/01/2030 (e)	1,445	1,355
Village Community Development District No. 15,
Special Assessment, 4.00%, 05/01/2034 (e)	120	118
Special Assessment, 4.20%, 05/01/2039 (e)	500	468
Villamar Community Development District, Special Assessment, 3.75%, 05/01/2040	655	585
Volusia County Educational Facility Authority, Educational Facilities Embry Riddle, Rev., 5.00%, 10/15/2029	1,000	1,042
West Hillcrest Community Development District, Series 2023, Special Assessment, 5.50%, 06/15/2053	1,250	1,251
West Villages Improvement District, Unit Of Development #8, Special Assessment, 5.38%, 05/01/2042	1,875	1,889
Wildwood Utility Dependent District, Senior South Sumter Utilities Project,
Rev., BAM, 5.00%, 10/01/2031	1,300	1,437
Rev., BAM, 5.00%, 10/01/2033	1,150	1,254
Rev., BAM, 5.00%, 10/01/2039	1,490	1,558
Rev., BAM, 5.00%, 10/01/2040	1,610	1,675
Wildwood Utility Dependent District, Senior South Sumter Utility Project, Rev., BAM, 5.00%, 10/01/2052	1,640	1,656
Wildwood Utility Dependent District, Subordinate South Sumter Utilities Project, Rev., BAM, 5.00%, 10/01/2041	650	672

		613,847

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Georgia — 4.0%
Bartow County Development Authority, Georgia Power Co. Pollution Bowen Project, Rev., 1.80%, 09/01/2029 (z)	4,425	3,945
Board of Water Light & Sinking Fund Commissioners of The City of Dalton, Combined Utilities Revenue Bonds,
Rev., 4.00%, 03/01/2035	1,100	1,101
Rev., 4.00%, 03/01/2036	1,000	994
Rev., 4.00%, 03/01/2037	1,135	1,120
Rev., 4.00%, 03/01/2038	1,000	972
Brookhaven Development Authority, Children’s Healthcare of Atlanta,
Rev., 5.00%, 07/01/2036	2,425	2,555
Rev., 5.00%, 07/01/2037	2,400	2,516
Series A, Rev., 4.00%, 07/01/2044	3,000	2,699
Brookhaven Urban Redevelopment Agency, Series A, Rev., 4.00%, 07/01/2045	3,260	3,046
City of Atlanta Airport Passenger Facility Charge, Airport Revenue Subordinated, Rev., AMT, 4.00%, 07/01/2038	2,825	2,734
City of Atlanta Department of Aviation,
Series B, Rev., AMT, 5.00%, 07/01/2028	3,300	3,464
Series C, Rev., AMT, 5.00%, 07/01/2026	960	979
Series C, Rev., AMT, 5.00%, 07/01/2034	540	570
Series C, Rev., AMT, 5.00%, 07/01/2048	1,000	998
Series G, Rev., AMT, 5.00%, 07/01/2025	750	750
Series G, Rev., AMT, 5.00%, 07/01/2028	2,500	2,625
City of Atlanta GA Department of Aviation,
Rev., AMT, 5.25%, 07/01/2041	1,775	1,861
Rev., AMT, 5.25%, 07/01/2043	1,500	1,552
City of Atlanta Water & Wastewater Revenue, Series B, Rev., 4.00%, 11/01/2037	1,000	986
City of Atlanta, Airport Passenger Facility, Subordinated Lien, Series C, Rev., 5.00%, 07/01/2040	2,000	2,051
City of Atlanta, Department of Aviation, Airport Revenue, Series B, Rev., AMT, 5.00%, 07/01/2031	1,155	1,213
City of Atlanta, Water & Wastewater Revenue, Series B, Rev., 5.00%, 11/01/2047	4,000	4,001
Cobb County Hospital Authority, Rev., VRDO, LOC: Truist Bank, 0.00%, 07/07/2025 (z)	8,000	8,000
Cobb County Kennestone Hospital Authority, Revenue Anticipation Certificates,
Rev., VRDO, LOC: Bank of America NA, 1.95%, 07/07/2025 (z)	34,900	34,900
Rev., 5.00%, 04/01/2036	500	509

SEE NOTES TO FINANCIAL STATEMENTS.

162	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Georgia — continued
Cobb County Kennestone Hospital Authority, Wellstar Health System, Inc., Rev., 3.00%, 04/01/2037	700	618
Columbia County Hospital Authority, Anticipation Certificate Wellstar, Rev., 5.13%, 04/01/2053	3,625	3,623
DeKalb County Housing Authority, Kensington Station Project, Series A, Rev., 4.00%, 12/01/2033	10,000	10,003
Development Authority of Burke County (The), Rev., 3.30%, 12/01/2049 (z)	515	511
Development Authority of Burke County, Georgia Power Co. Plant Vogtle Project, Rev., 3.38%, 11/01/2053 (z)	1,000	998
Development Authority of Cobb County, The Northwest Classical Academy Project, Rev., 5.70%, 06/15/2038 (e)	605	599
Development Authority of Monroe County, Georgia Power Company Plant Scherer, Rev., 3.88%, 06/01/2042 (z)	1,250	1,254
Development Authority of Monroe County/The, Georgia Power Co. Plant Scherer, Rev., 1.00%, 07/01/2049 (z)	1,785	1,712
Fayette County Development Authority,
Rev., 5.00%, 10/01/2036	900	964
Rev., 5.00%, 10/01/2037	925	982
Rev., 5.00%, 10/01/2041	950	974
Rev., 5.00%, 10/01/2043	1,400	1,420
Rev., 5.00%, 10/01/2044	1,250	1,262
Gainesville & Hall County Hospital Authority,
Rev., 5.00%, 10/15/2030	3,500	3,820
Rev., 5.00%, 10/15/2034	7,545	8,352
George L Smith II Congress Center Authority, Convention Center Hotel, Series 2, Rev., 5.00%, 01/01/2054 (e)	1,000	895
George L Smith II Congress Center Authority, Convention Center Hotel First,
Rev., 4.00%, 01/01/2054	7,850	6,395
Series 1, Rev., 4.00%, 01/01/2036	2,750	2,738
Georgia Housing & Finance Authority,
Rev., 4.70%, 12/01/2054	15,000	14,417
Series A, Rev., 2.75%, 12/01/2035	500	427
Series A, Rev., 4.50%, 12/01/2045	2,000	1,943
Georgia Ports Authority, Rev., 5.25%, 07/01/2043	2,705	2,858
Georgia State Road & Tollway Authority,
Rev., 5.00%, 06/01/2027	5,250	5,487
Rev., 5.00%, 06/01/2028	5,500	5,858
Rev., 5.00%, 06/01/2030	6,205	6,819
Homerville Housing Authority, Brookwood Apartments, Rev., 3.45%, 01/01/2028 (z)	530	533

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Georgia — continued
Main Street Natural Gas, Inc.,
Rev., 5.00%, 12/01/2054 (z)	1,730	1,817
Series A, Rev., 4.00%, 07/01/2052 (z)	14,500	14,636
Series A, Rev., 5.00%, 05/15/2033	4,950	5,100
Series A, Rev., 5.00%, 05/15/2043	8,000	8,010
Series A, Rev., 5.00%, 06/01/2053 (z)	15,000	15,724
Series A, Rev., 5.00%, 05/01/2054 (z)	15,925	16,828
Series A, Rev., 5.00%, 06/01/2055 (z)	20,255	21,540
Series A, Rev., 5.50%, 09/15/2028	1,000	1,058
Series B, Rev., 5.00%, 06/01/2028	2,500	2,601
Series B, Rev., 5.00%, 06/01/2029	1,500	1,567
Series B, Rev., 5.00%, 12/01/2052 (z)	5,000	5,190
Series B, Rev., 5.00%, 07/01/2053 (z)	6,910	7,281
Series B, Rev., 5.00%, 12/01/2054 (z)	11,185	11,820
Series C, Rev., 4.00%, 03/01/2050 (z)	6,350	6,366
Series C, Rev., 4.00%, 05/01/2052 (z)	15,310	15,391
Series C, Rev., 5.00%, 09/01/2053 (z)	8,165	8,635
Series D, Rev., 5.00%, 05/01/2054 (z)	9,500	9,994
Series E1, Rev., 5.00%, 12/01/2053 (z)	3,000	3,161
Main Street Natural Gas, Inc., Gas Supply, Series C, Rev., 4.00%, 08/01/2052 (e) (z)	30,600	30,509
Main Street Natural Gas, Inc.,
Series D, Rev., 5.00%, 04/01/2054 (z)	26,545	28,147
Series E, Rev., 5.00%, 05/01/2055 (z)	25,990	27,353
Metropolitan Atlanta Rapid Transit Authority, Rev., 5.00%, 07/01/2036	8,500	9,456
Metropolitan Atlanta Rapid Transit Authority, Sustainable Bond,
Series A, Rev., 5.00%, 07/01/2043	3,000	3,183
Series A, Rev., 5.00%, 07/01/2044	3,000	3,162
Milledgeville & Baldwin County Development Authority, Georgia College & State University Projects, Rev., 4.00%, 06/15/2037	500	492
Municipal Electric Authority of Georgia,
Rev., 5.00%, 01/01/2029	1,000	1,065
5.00%, 01/01/2056	1,350	1,331
Rev., 5.00%, 01/01/2059	3,855	3,716
Municipal Electric Authority of Georgia, Combined Cycle Project,
Series A, Rev., 5.00%, 11/01/2027	250	262
Series A, Rev., 5.00%, 11/01/2029	250	271
Municipal Electric Authority of Georgia, General Resolution Project, Series A, Rev., 4.00%, 01/01/2037	1,125	1,104
Municipal Electric Authority of Georgia, Plant Vogtle Unis 3&4 Project, Rev., 5.00%, 01/01/2059	3,000	2,928
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4 Project,
Series A, Rev., 5.00%, 07/01/2033	1,610	1,777

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	163

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Georgia — continued
Series A, Rev., 5.00%, 07/01/2035	1,300	1,413
Series A, Rev., 5.00%, 07/01/2036	2,795	3,006
Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project,
Rev., 4.00%, 01/01/2036	330	330
Rev., 4.00%, 01/01/2041	1,000	946
Rev., 5.00%, 07/01/2027	500	522
Rev., 5.00%, 01/01/2039	1,310	1,328
Rev., 5.00%, 01/01/2049	2,800	2,768
Rev., BAM, 5.00%, 01/01/2049	13,455	13,428
Rev., 5.00%, 07/01/2053	3,675	3,666
Rev., 5.00%, 07/01/2055	4,615	4,600
Rev., 5.50%, 07/01/2063	2,500	2,554
Municipal Electric Authority of Georgia, Power Revenue,
Series HH, Rev., 5.00%, 01/01/2033	1,000	1,038
Series HH, Rev., 5.00%, 01/01/2034	1,000	1,036
Municipal Electric Authority of Georgia, Project One Subordinated,
Rev., 5.00%, 01/01/2029	1,110	1,182
Rev., 5.00%, 01/01/2037	1,250	1,319
Municipal Electric Authority of Georgia, Project One, Subordinated, Series B, Rev., 4.00%, 01/01/2039	1,400	1,343
Municipal Electric Authority of Georgia, Subordinate General Resolution, Rev., 5.00%, 01/01/2033	1,010	1,107
Municipal Electric Authority of Georgia, Subordinate Project One,
Series A, Rev., 5.00%, 01/01/2030	705	761
Series A, Rev., 5.00%, 01/01/2031	1,715	1,874
Paulding County Hospital Authority, Anticipation Certificates Wellstar Health,
Rev., 5.00%, 04/01/2036	325	349
Rev., 5.00%, 04/01/2038	500	527
Private Colleges & Universities Authority, Emory University,
Series A, Rev., 5.00%, 09/01/2032	2,000	2,231
Series A, Rev., 5.00%, 09/01/2033	1,605	1,804
Series A, Rev., 5.25%, 09/01/2043	2,495	2,673
Series B, Rev., 4.00%, 10/01/2038	13,500	13,297
Series B, Rev., 4.00%, 09/01/2039	1,420	1,380
Private Colleges & Universities Authority, Savannah College of Art And Design,
Rev., 4.00%, 04/01/2038	1,400	1,365
Rev., 5.00%, 04/01/2027	400	414
State of Georgia, Series E, GO, 5.00%, 12/01/2027	1,570	1,624
State of Georgia, Bidding Group 1, Series A, GO, 5.00%, 07/01/2033	2,000	2,218
State of Georgia, Bidding Group 2, Series A, GO, 4.00%, 07/01/2035	750	767

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Georgia — continued
State of Georgia, Tranche 2, Series A, GO, 5.00%, 07/01/2030	2,000	2,172

		518,120

Guam — 0.0% (g)
Antonio B. Won Pat International Airport Authority,
Rev., AMT, 5.00%, 10/01/2031	250	262
Rev., AMT, 5.25%, 10/01/2035	550	580
Antonio B. Won Pat International Airport Authority, Rev., AMT, 5.25%, 10/01/2030	750	793
Territory of Guam, Series F, Rev., 4.00%, 01/01/2042	1,000	885

		2,520

Hawaii — 0.5%
City & County Honolulu HI Wastewater System Revenue,
Rev., 5.00%, 07/01/2032	290	327
Rev., 5.00%, 07/01/2041	2,945	3,131
Rev., 5.25%, 07/01/2054	6,900	7,186
City & County Honolulu Wastewater System Revenue, Green Bonds Senior Lien, Rev., 5.00%, 07/01/2040	540	575
City & County Honolulu Wastewater System Revenue, Junior Second Bond Resolution, Rev., 5.00%, 07/01/2039	1,470	1,590
City & County Honolulu Wastewater System Revenue, Senior First Bond Resolution, Series A, Rev., 5.00%, 07/01/2035	2,110	2,190
City & County of Honolulu,
Series A, GO, 5.00%, 10/01/2025	15	15
Series A, GO, 5.00%, 09/01/2027	30	31
Series C, GO, 5.00%, 10/01/2028	1,450	1,556
Series C, GO, 5.00%, 10/01/2029	1,000	1,092
City & County of Honolulu Wastewater System Revenue Bonds, Junior Second Bond Resolution, Rev., 5.00%, 07/01/2034	1,000	1,139
City & County of Honolulu, Rail Transit Project,
GO, 3.00%, 07/01/2032	430	416
GO, 3.00%, 07/01/2035	1,000	919
State of Hawaii,
Series FG, GO, 4.00%, 10/01/2032	2,000	2,010
Series FG, GO, 4.00%, 10/01/2033	3,000	3,010
State of Hawaii Airports System Revenue,
Series A, Rev., AMT, 5.00%, 07/01/2032	1,500	1,550
Series A, Rev., AMT, 5.00%, 07/01/2033	1,630	1,675

SEE NOTES TO FINANCIAL STATEMENTS.

164	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Hawaii — continued
Series A, Rev., AMT, 5.00%, 07/01/2034	2,000	2,094
Series A, Rev., AMT, 5.00%, 07/01/2035	1,000	1,021
Series A, Rev., AMT, 5.00%, 07/01/2051	1,905	1,886
Series A, Rev., AMT, 5.25%, 07/01/2051	8,630	8,806
Series B, Rev., 5.00%, 07/01/2026	1,250	1,276
Series C, Rev., AMT, 5.00%, 07/01/2040	1,000	1,031
State of Hawaii Department of Budget & Finance,
Rev., 3.20%, 07/01/2039	6,505	5,460
Rev., 5.00%, 07/01/2034 (e)	1,350	1,351
State of Hawaii Harbor System Revenue,
Series A, Rev., AMT, 4.00%, 07/01/2031	250	252
Series A, Rev., AMT, 4.00%, 07/01/2032	500	501
Series A, Rev., AMT, 4.00%, 07/01/2033	750	747
Series A, Rev., AMT, 4.00%, 07/01/2034	3,555	3,539
Series A, Rev., AMT, 5.00%, 07/01/2027	250	259
Series A, Rev., AMT, 5.00%, 07/01/2028	500	526
Series A, Rev., AMT, 5.00%, 07/01/2029	250	266
Series C, Rev., 4.00%, 07/01/2032	200	206
State of Hawaii State Highway Fund, Rev., 5.00%, 01/01/2029	1,000	1,077
State of Hawaii, Airports System Revenue, Series D, Rev., 5.00%, 07/01/2030	1,000	1,101

		59,811

Idaho — 0.1%
Idaho Health Facilities Authority, Trinity Health Credit Group,
Rev., 4.00%, 12/01/2043	4,460	4,034
Series A, Rev., 5.00%, 12/01/2047	1,715	1,684
Idaho Housing & Finance Association,
Series A, Rev., 5.00%, 08/15/2029	1,000	1,090
Series A, Rev., 5.00%, 08/15/2034	1,130	1,277
Series A, Rev., GNMA/FNMA/FHLMC, 6.00%, 07/01/2054	3,695	4,041
Idaho Housing & Finance Association, Garvee,
Series A, Rev., 4.00%, 07/15/2039	1,440	1,375
Series A, Rev., 5.00%, 07/15/2030	1,250	1,367
Idaho Housing & Finance Association, Transportation Expansion & Mitigation, Rev., 5.00%, 08/15/2037	165	179

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Idaho — continued
Spring Valley Community Infrastructure District No. 1, Assessment Area Two, Special Assessment, 6.25%, 09/01/2053 (e)	1,120	1,123

		16,170

Illinois — 5.8%
Chicago Board of Education,
GO, 5.00%, 12/01/2032	600	608
Series A, GO, 5.00%, 12/01/2026	10	10
Series A, GO, 5.00%, 12/01/2041	1,000	966
Series A, GO, 5.00%, 12/01/2042	10,000	9,378
Series D, GO, 5.00%, 12/01/2046	7,500	6,788
Chicago Board of Education Dedicated Capital Improvement Tax,
Rev., 5.25%, 04/01/2039	3,125	3,263
Rev., 5.75%, 04/01/2048	4,000	4,137
Chicago Board of Education, Capital Appreciation School Reform,
Series A, GO, NATL, Zero Coupon, 12/01/2025	255	251
Series A, GO, NATL, Zero Coupon, 12/01/2029	1,220	1,026
Series B1, GO, NATL, Zero Coupon, 12/01/2028	500	438
Series B1, GO, NATL, Zero Coupon, 12/01/2029	1,105	929
Chicago Board of Education, Dedicated,
Series H, GO, 5.00%, 12/01/2036	2,000	1,946
Series H, GO, 5.00%, 12/01/2046	1,000	907
Chicago Midway International Airport, Series B, Rev., 5.00%, 01/01/2046	10,000	9,969
Chicago Midway International Airport, Senior,
Series C, Rev., AMT, 5.00%, 01/01/2028	2,825	2,932
Series C, Rev., AMT, 5.00%, 01/01/2034	6,000	6,436
Series C, Rev., AMT, 5.00%, 01/01/2040	2,610	2,647
Chicago Midway International Airport, Senior Lien,
Series A, Rev., BAM, AMT, 5.00%, 01/01/2033	2,400	2,597
Series A, Rev., AMT, 5.00%, 01/01/2034	1,660	1,781
Chicago O’Hare International Airport,
Rev., 5.00%, 01/01/2052	4,030	4,010
Rev., 5.25%, 01/01/2053	5,000	5,118
Series C, Rev., AMT, 5.00%, 01/01/2032	4,000	4,300
Series C, Rev., AMT, 5.00%, 01/01/2036	1,500	1,589

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	165

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
Chicago O’Hare International Airport, General Senior Lien, Series B, Rev., 5.00%, 01/01/2053	4,895	4,869
Chicago O’Hare International Airport, Senior Lien,
Series A, Rev., 4.00%, 01/01/2035	3,500	3,520
Series A, Rev., 5.00%, 01/01/2035	6,000	6,366
Series A, Rev., AMT, 5.00%, 01/01/2039	2,000	2,007
Series A, Rev., AMT, 5.00%, 01/01/2053	3,000	2,945
Series D, Rev., 5.25%, 01/01/2042	6,670	6,717
Series F, Rev., BAM, 4.25%, 01/01/2047	2,180	1,971
Chicago O’Hare International Airport, Senior Lien Customer Facility, Rev., BAM, 5.25%, 01/01/2042	1,465	1,536
Chicago O’Hare International Airport, Trips Obligated Group, Rev., AMT, 5.00%, 07/01/2048	3,000	2,876
Chicago Transit Authority Capital Grant Receipts Revenue, Section 5357, Rev., 5.00%, 06/01/2028	1,000	1,046
Chicago Transit Authority Sales Tax Receipts Fund,
Rev., 5.00%, 12/01/2046	4,780	4,785
Series A, Rev., 5.00%, 12/01/2037	2,000	2,178
Series A, Rev., 5.00%, 12/01/2045	6,500	6,525
Series A, Rev., BAM, 5.00%, 12/01/2046	4,500	4,580
Chicago Transit Authority Sales Tax Receipts Fund, Second Lien,
Rev., 5.00%, 12/01/2051	4,750	4,695
Series A, Rev., 4.00%, 12/01/2049	4,000	3,382
Series A, Rev., 5.00%, 12/01/2055	2,000	1,957
City of Aurora Waterworks & Sewerage Revenue, Series B, Rev., 4.00%, 12/01/2034	1,565	1,538
City of Berwyn, Series A, GO, 5.00%, 12/01/2029	1,000	1,003
City of Chicago,
Series A, GO, 5.00%, 01/01/2027	5,500	5,613
Series A, GO, 5.00%, 01/01/2034	4,500	4,655
Series A, GO, 5.50%, 01/01/2049	6,325	6,272
Series A, GO, 6.00%, 01/01/2050	2,000	2,063
Series B, GO, 4.00%, 01/01/2038 (e)	521	473
Series B, GO, 5.00%, 01/01/2029	1,000	1,043
Series B, GO, 5.00%, 01/01/2034	3,555	3,765
Series C, GO, Zero Coupon, 01/01/2027 (p)	500	477
Series C, GO, 5.00%, 01/01/2028	1,450	1,459
Series E, GO, 6.00%, 01/01/2045	1,500	1,566

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Illinois — continued
City of Chicago IL Wastewater Transmission Revenue,
Rev., 5.00%, 01/01/2036	1,000	1,074
Rev., BAM, 5.00%, 01/01/2041	1,000	1,044
Rev., BAM, 5.00%, 01/01/2042	785	812
Rev., BAM, 5.00%, 01/01/2043	1,125	1,156
Rev., 5.25%, 01/01/2058	1,910	1,935
City of Chicago IL Waterworks Revenue,
Rev., 5.00%, 11/01/2031	665	728
Rev., 5.00%, 11/01/2037	1,000	1,057
City of Chicago Special Assessment Revenue, Lakeshore East Project,
Special Assessment, 2.69%, 12/01/2026 (e)	210	205
Special Assessment, 3.04%, 12/01/2028 (e)	270	260
City of Chicago Wastewater Transmission Revenue, Second Lien,
Series A, Rev., 5.25%, 01/01/2042	2,300	2,317
Series B, Rev., 5.00%, 01/01/2037	1,050	1,118
Series B, Rev., 5.00%, 01/01/2039	2,000	2,099
City of Chicago Wastewater Transmission Revenue, Second Lien Wastewater Transmission Revenue Bonds, Rev., BAM, 5.00%, 01/01/2044	1,500	1,531
City of Chicago Waterworks Revenue, Second Lien,
Series 2017-2, Rev., 5.00%, 11/01/2038	3,500	3,548
Series B, Rev., 5.00%, 11/01/2032	1,000	1,100
Series B, Rev., 5.00%, 11/01/2038	1,000	1,049
Series B, Rev., 5.00%, 11/01/2039	1,000	1,043
City of Chicago, Chicago Recovery Plan, Series A, GO, 5.00%, 01/01/2044	9,415	8,954
City of Chicago, Chicago Works,
Series A, GO, 5.50%, 01/01/2039	1,180	1,214
Series A, GO, 5.50%, 01/01/2040	1,000	1,025
Series A, GO, 5.50%, 01/01/2041	1,000	1,013
Series A, GO, 5.50%, 01/01/2043	1,500	1,507
City of Chicago, Wastewater Transmission Revenue, Second Lien,
Series A, Rev., 5.25%, 01/01/2048	5,000	5,155
Series B, Rev., 5.00%, 01/01/2027	1,000	1,032
Series B, Rev., 5.00%, 01/01/2029	300	321
Series B, Rev., 5.00%, 01/01/2038	1,940	2,050
City of Chicago, Waterworks Revenue, Second Lien,
Series A, Rev., 5.25%, 11/01/2048	1,500	1,528
Series B, Rev., 4.00%, 11/01/2040	4,320	4,016
Series B, Rev., 5.00%, 11/01/2028	300	320
Series B, Rev., 5.00%, 11/01/2031	400	443
Series B, Rev., 5.00%, 11/01/2033	2,350	2,569

SEE NOTES TO FINANCIAL STATEMENTS.

166	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
City of Granite City, Waste Management, Inc., Rev., AMT, 1.25%, 05/01/2027	5,000	4,756
Cook County Community College District No. 508, City Colleges of Chicago,
GO, BAM, 5.00%, 12/01/2041	3,000	3,072
GO, BAM, 5.00%, 12/01/2042	2,000	2,032
Cook County Community Consolidated School District No. 34 Glenview, GO, 4.00%, 12/01/2029	2,000	2,098
Cook County High School District No. 214 Arlington Heights, GO, 4.00%, 12/01/2026	1,910	1,945
Cook County School District No. 87 Berkeley, GO, 3.00%, 12/01/2034	1,500	1,383
Cook County, Community School District No. 97, Oak Park, GO, 4.00%, 01/01/2034	2,000	2,026
County of Cook,
Series A, GO, 5.00%, 11/15/2025	960	966
Series A, GO, 5.00%, 11/15/2026	4,900	5,038
Series A, GO, 5.00%, 11/15/2033	250	277
County of Cook IL Sales Tax Revenue, Rev., 5.00%, 11/15/2031	2,000	2,211
County of Cook Sales Tax Revenue,
Rev., 4.00%, 11/15/2037	3,500	3,446
Rev., 4.00%, 11/15/2038	1,545	1,485
Series A, Rev., 4.00%, 11/15/2039	2,000	1,872
Series A, Rev., 4.00%, 11/15/2040	5,250	4,857
Series A, Rev., 5.00%, 11/15/2025	690	694
Series A, Rev., 5.25%, 11/15/2045	2,500	2,577
County of Cook, Sales Tax Revenue, Series A, Rev., 5.00%, 11/15/2038	1,240	1,289
County of Will, GO, 4.00%, 11/15/2047	7,000	6,202
Du Page & Will Counties Community School District No. 204 Indian Prairie School Building, GO, 5.00%, 01/15/2045 (w)	5,000	5,121
Illinois Development Finance Authority, Waste Management, Inc. Project, Rev., AMT, 4.25%, 11/01/2044 (z)	4,000	3,999
Illinois Finance Authority,
Rev., 5.00%, 04/01/2036	3,000	3,279
Rev., 5.25%, 04/01/2038	3,250	3,531
Rev., 5.25%, 04/01/2040	1,660	1,701
Rev., 5.25%, 04/01/2043	1,200	1,202
Series A, Rev., 4.00%, 07/15/2036	710	709
Series A, Rev., 4.00%, 07/15/2039	3,000	2,798
Series B2, Rev., 5.00%, 05/15/2050 (z)	2,550	2,583
Illinois Finance Authority, Acero Charter Schools, Inc., Rev., 4.00%, 10/01/2042 (e)	500	415
Illinois Finance Authority, Advocate Health Care Network Project, Rev., 4.00%, 11/01/2030	1,730	1,757

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Illinois — continued
Illinois Finance Authority, Ann & Robert H. Lurie Child, Rev., 4.00%, 08/15/2037	500	481
Illinois Finance Authority, Ann & Robert H. Lurie Children’s Hospital of Chicago, Rev., 5.00%, 08/15/2035	1,610	1,640
Illinois Finance Authority, Carle Foundation, Series A, Rev., 5.00%, 02/15/2045	20,775	20,501
Illinois Finance Authority, CenterPoint Intermodal Center, Rev., AMT, 4.13%, 12/01/2043 (e) (z)	15,000	14,542
Illinois Finance Authority, CenterPoint Joliet Terminal, Rev., AMT, 4.80%, 12/01/2043 (e) (w) (z)	14,225	14,401
Illinois Finance Authority, DePaul College Prep Foundation, Rev., 5.50%, 08/01/2043 (e)	1,360	1,399
Illinois Finance Authority, Green Bond, Rev., 4.00%, 07/01/2038	4,160	4,050
Illinois Finance Authority, Green Bonds,
Rev., 4.00%, 01/01/2033	8,190	8,420
Rev., 4.00%, 07/01/2040	1,500	1,407
Illinois Finance Authority, Health Services Facility Lease Revenue, Provident Group UIC Surgery,
Rev., 4.00%, 10/01/2040	1,750	1,572
Rev., 5.00%, 10/01/2032	750	783
Illinois Finance Authority, Illinois State Clean Water Initiative, Green Bond, Rev., 5.00%, 01/01/2028	100	106
Illinois Finance Authority, Mercy Health Corp., Rev., 5.00%, 12/01/2040	3,080	3,082
Illinois Finance Authority, Mercy Health System Corporation, Rev., 5.00%, 12/01/2046	4,000	4,000
Illinois Finance Authority, Northshore University Health System,
Rev., 4.00%, 08/15/2037	1,000	960
Rev., 5.00%, 08/15/2035	750	793
Illinois Finance Authority, Northwestern Memorial HealthCare, Rev., 4.00%, 07/15/2047	14,000	12,196
Illinois Finance Authority, OSF Healthcare System,
Rev., 4.00%, 05/15/2050	1,000	859
Series A, Rev., 5.00%, 11/15/2045	10,900	10,702
Illinois Finance Authority, Plymouth Place, Inc., Rev., 5.00%, 05/15/2041	400	372
Illinois Finance Authority, Presbyterian Homes, Series B, Rev., (SIFMA Municipal Swap Index + 0.70%), 2.62%, 05/01/2042 (aa)	180	179
Illinois Finance Authority, Rush University Medical Center,
Series A, Rev., 4.00%, 11/15/2039	1,320	1,216

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	167

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
Series A, Rev., 5.00%, 11/15/2038	2,000	2,000
Illinois Finance Authority, Silver Cross Hospital & Medical, Rev., 5.00%, 08/15/2044	7,500	7,517
Illinois Finance Authority, Southern Illinois Healthcare, Rev., 5.00%, 03/01/2031	2,135	2,166
Illinois Finance Authority, State Clean Water Initiative, Rev., 4.00%, 07/01/2026	2,100	2,110
Illinois Finance Authority, Sustainable Bond,
Rev., 5.00%, 07/01/2042	750	790
Series B, Rev., 5.00%, 07/01/2034	2,170	2,477
Illinois Finance Authority, Swedish Covenant Hospital, Rev., 5.00%, 08/15/2032 (p)	4,000	4,092
Illinois Finance Authority, The Carle Foundation,
Series A, Rev., 3.00%, 08/15/2048	2,850	2,011
Series A, Rev., 4.00%, 08/15/2038	1,615	1,512
Series A, Rev., 5.00%, 08/15/2031	2,530	2,790
Series B, Rev., 5.00%, 08/15/2053 (z)	285	309
Illinois Finance Authority, UChicago Medicine,
Rev., 5.00%, 08/15/2052 (z)	875	906
Series A, Rev., 5.00%, 08/15/2047	17,000	16,796
Illinois Finance Authority, University Chicago Medical Center, Rev., VRDO, LOC: TD Bank NA, 3.65%, 07/01/2025 (z)	6,930	6,930
Illinois Finance Authority, University of Chicago,
Series A, Rev., 5.00%, 10/01/2028	3,000	3,199
Series A, Rev., 5.00%, 10/01/2034	1,750	1,949
Series A, Rev., 5.00%, 10/01/2035	1,400	1,560
Series A, Rev., 5.25%, 05/15/2048	2,000	2,050
Illinois Housing Development Authority,
Series C, Rev., FHA, 0.80%, 07/01/2026	270	261
Series D, Rev., GNMA/FNMA/FHLMC, 3.75%, 04/01/2050	845	847
Illinois Housing Development Authority, 6900 Crandon, Rev., HUD, 5.00%, 02/01/2027 (z)	1,700	1,717
Illinois Housing Development Authority, Social Bonds,
Series A, Rev., GNMA FNMA FHLMC COLL, 3.00%, 04/01/2051	2,505	2,467
Series B, Rev., GNMA FNMA FHLMC COLL, 3.00%, 04/01/2051	270	265
Series H, Rev., GNMA FNMA FHLMC COLL, 5.75%, 10/01/2053	605	645
Illinois Housing Development Authority, South Shore HHDC, Rev., HUD, 5.00%, 02/01/2027 (z)	1,520	1,535

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Illinois — continued
Illinois Housing Development Authority, Sustainable Bond,
Series A, Rev., VRDO, FHA, 1.94%, 07/07/2025 (z)	4,000	4,000
Series A, Rev., GNMA/FNMA/FHLMC, 6.00%, 10/01/2054	775	836
Illinois Housing Development Authority, Sustainable Bonds,
Series C, Rev., GNMA/FNMA/FHLMC, 4.85%, 04/01/2049	5,000	4,964
Series I, Rev., GNMA/FNMA/FHLMC, 6.00%, 10/01/2055	4,700	5,185
Series N, Rev., GNMA/FNMA/FHLMC, 6.25%, 04/01/2054	9,340	10,137
Illinois Sports Facilities Authority (The), State Tax Supported,
Rev., 5.00%, 06/15/2030	500	523
Rev., 5.25%, 06/15/2031	225	226
Rev., 5.25%, 06/15/2032	5,000	5,009
Illinois State Toll Highway Authority,
Series A, Rev., 4.00%, 01/01/2044	1,000	890
Series A, Rev., 4.00%, 01/01/2046	14,950	13,277
Series A, Rev., 5.00%, 01/01/2028	100	105
Series A, Rev., 5.00%, 01/01/2040	4,500	4,500
Series A, Rev., 5.00%, 01/01/2041	1,000	1,036
Series A, Rev., 5.00%, 01/01/2043	4,000	4,070
Series A, Rev., 5.00%, 01/01/2044	6,580	6,627
Series B, Rev., 5.00%, 01/01/2029	100	101
Series B, Rev., 5.00%, 01/01/2040	8,480	8,438
Series C, Rev., 5.00%, 01/01/2039	6,750	6,750
Illinois State Toll Highway Authority, Senior,
Series A, Rev., 5.00%, 01/01/2029	800	859
Series A, Rev., 5.00%, 12/01/2031	5,115	5,154
Series A, Rev., 5.00%, 01/01/2036	1,300	1,431
Series A, Rev., 5.00%, 01/01/2037	800	870
Series A, Rev., 5.25%, 01/01/2043	2,315	2,444
Series B, Rev., 5.00%, 01/01/2028	4,000	4,219
Series B, Rev., 5.00%, 01/01/2041	2,190	2,177
Illinois State Toll Highway Authority, Toll Highway Revenue,
Series A, Rev., 5.00%, 01/01/2036	1,000	1,067
Series A, Rev., 5.00%, 01/01/2037	1,555	1,643
Kane & DuPage Counties Community Unit School District No. 303 St Charles,
GO, 4.00%, 01/01/2041	2,110	1,986
GO, 4.00%, 01/01/2042	2,210	2,064
Macon County School District No. 61 Decatur, Series A, GO, 4.00%, 12/01/2036	5,000	4,879
Macon County, School District No. 61 Decatur,
GO, 4.00%, 01/01/2040	1,420	1,377
GO, 4.00%, 01/01/2045	3,000	2,663

SEE NOTES TO FINANCIAL STATEMENTS.

168	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
Metropolitan Pier & Exposition Authority,
Rev., NATL, Zero Coupon, 12/15/2034	500	338
Rev., 5.00%, 12/15/2036	540	575
Rev., 5.00%, 12/15/2037	1,090	1,150
Metropolitan Pier & Exposition Authority Revenue, McCormick Place Expansion, Rev., 5.00%, 06/15/2042	5,645	5,700
Metropolitan Pier & Exposition Authority, Capital Appreciation McCormick,
Rev., NATL, Zero Coupon, 12/15/2035	500	320
Rev., NATL, Zero Coupon, 06/15/2036	6,000	3,731
Rev., NATL, Zero Coupon, 06/15/2037	500	293
Rev., Zero Coupon, 06/15/2044	500	191
Series B, Rev., Zero Coupon, 06/15/2027	4,310	4,038
Metropolitan Pier & Exposition Authority, Capital Appreciation McCormick Project, Rev., NATL, Zero Coupon, 06/15/2028	4,250	3,837
Metropolitan Pier & Exposition Authority, McCormick Expansion Project, Series B, Rev., 5.00%, 12/15/2027	125	126
Metropolitan Pier & Exposition Authority, McCormick Place,
Rev., Zero Coupon, 06/15/2037	1,175	690
Rev., Zero Coupon, 06/15/2041	1,750	782
Metropolitan Pier & Exposition Authority, McCormick Place Expansion,
Rev., Zero Coupon, 12/15/2035	3,200	2,046
Rev., 4.00%, 12/15/2042	1,000	895
Rev., 4.00%, 06/15/2050	1,000	825
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Rev., 5.00%, 06/15/2057	1,760	1,694
Metropolitan Water Reclamation District of Greater Chicago, Green Bond, Series C, GO, 5.00%, 12/01/2045	3,000	3,046
Metropolitan Water Reclamation District of Greater Chicago, Green Bonds, Series E, GO, 5.00%, 12/01/2036	2,065	2,111
Monroe & St. Clair Counties Community Unit School District No. 4 Columbia, Debt Certificates, GO, 5.50%, 07/01/2040 (w)	2,175	2,178
Northern Illinois University, Auxiliary Facilities Systems Revenue Bonds, Rev., BAM, 4.00%, 10/01/2041	825	754
Northern Illinois University, Board of Trustees Auxiliary Facilities, Rev., BAM, 4.00%, 10/01/2033	1,000	1,004
Northern Illinois University, Sustainable Bond,
COP, BAM, 4.25%, 04/01/2044	1,000	899
COP, BAM, 5.50%, 04/01/2049	1,250	1,288

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Illinois — continued
Regional Transportation Authority, Series A, Rev., NATL, 6.00%, 07/01/2025	25	25
Sales Tax Securitization Corp., Series A, Rev., 5.00%, 01/01/2048	2,000	1,994
Sales Tax Securitization Corp., Second Lien,
Series A, Rev., 4.00%, 01/01/2039	3,000	2,810
Series A, Rev., 5.00%, 01/01/2036	5,000	5,472
Series A, Rev., BAM, 5.00%, 01/01/2037	750	781
Series A, Rev., 5.00%, 01/01/2037	3,370	3,652
Series C, Rev., 5.00%, 01/01/2029	850	910
Series C, Rev., 5.00%, 01/01/2032	1,400	1,542
Southwestern Illinois Development Authority, Southwestern Il Flood Prevention, Rev., 4.00%, 10/15/2035	1,215	1,216
State of Illinois,
GO, 4.00%, 06/01/2032	1,980	1,968
GO, 4.00%, 06/01/2034	4,485	4,379
GO, 4.00%, 06/01/2035	1,000	965
GO, 4.00%, 06/01/2036	485	461
GO, 5.00%, 01/01/2028	6,810	6,868
GO, 5.00%, 02/01/2028	1,050	1,077
GO, 5.00%, 01/01/2029	2,085	2,102
GO, 5.00%, 02/01/2029	1,450	1,500
GO, 5.00%, 02/01/2030	1,460	1,558
GO, 5.00%, 05/01/2041	850	867
GO, 5.50%, 05/01/2030	2,000	2,116
Series A, GO, 4.00%, 03/01/2041	250	223
Series A, GO, 5.00%, 11/01/2026	1,360	1,392
Series A, GO, 5.00%, 03/01/2027	855	880
Series A, GO, 5.00%, 03/01/2028	1,500	1,567
Series A, GO, 5.00%, 03/01/2030	1,000	1,068
Series A, GO, 5.00%, 03/01/2046	1,000	992
Series A, GO, 5.50%, 03/01/2042	1,500	1,565
Series A, GO, 5.50%, 03/01/2047	2,690	2,746
Series B, GO, 4.00%, 10/01/2033	2,000	1,986
Series B, GO, 5.00%, 10/01/2029	1,000	1,064
Series B, GO, 5.00%, 10/01/2031	5,000	5,346
Series B, GO, 5.50%, 05/01/2039	250	262
Series B, GO, 5.50%, 05/01/2047	2,500	2,552
Series C, GO, 4.00%, 10/01/2037	2,000	1,885
Series C, GO, 5.00%, 11/01/2029	4,200	4,342
Series C, GO, 5.25%, 10/01/2047	3,000	3,011
Series D, GO, 5.00%, 11/01/2026	1,980	2,029
Series D, GO, 5.00%, 11/01/2027	6,080	6,351
Series D, GO, 5.00%, 11/01/2028	2,500	2,589
State of Illinois Sales Tax Revenue, Series A, Rev., BAM, 4.00%, 06/15/2029	2,250	2,337
State of Illinois Sales Tax Revenue, Junior Obligation,
Series A, Rev., BAM, 4.00%, 06/15/2026	505	509
Series A, Rev., BAM, 4.00%, 06/15/2031	1,500	1,572

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	169

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
Series B, Rev., 5.00%, 06/15/2040	5,000	5,238
State of Illinois, Build America Bonds,
GO, 6.90%, 03/01/2035	1,000	1,087
GO, 7.35%, 07/01/2035	3,143	3,361
State of Illinois, Rebuild Illinois Program, Series B, GO, 4.00%, 11/01/2039	1,500	1,369
University of Illinois Auxiliary Facilities System, Rev., 5.25%, 04/01/2041	4,390	4,672
University of Illinois, Auxiliary Facility, Series A, Rev., 4.00%, 04/01/2036	4,730	4,662
Village of Rosemont, Series A, GO, BAM, 5.00%, 12/01/2042	10,000	10,141
Will County Community High School District No. 210 Lincoln-Way, GO, BAM, 4.00%, 01/01/2037	13,775	13,605
Will County Community Unit School District No. 209-U Wilmington, GO, 5.50%, 02/01/2038	1,195	1,264

		746,962

Indiana — 1.5%
City of Carmel IN Waterworks Revenue, Rev., BAM, 5.25%, 05/01/2051	1,375	1,403
City of Fishers Sewage Works Revenue, Rev., BAM, 4.00%, 07/01/2047	1,000	897
City of Valparaiso, Pratt Paper (In) LLC, Rev., AMT, 4.88%, 01/01/2044 (e)	3,000	2,883
City of Whiting, BP Products North America,
Rev., AMT, 4.40%, 11/01/2045 (z)	6,000	6,094
Rev., AMT, 4.40%, 03/01/2046 (z)	4,500	4,568
Evansville Waterworks District, Series A, Rev., BAM, 5.00%, 07/01/2042	925	943
Indiana Finance Authority, Rev., 5.25%, 10/01/2044	5,000	5,303
Indiana Finance Authority, Baptist Healthcare System, Rev., 5.00%, 08/15/2051	2,500	2,443
Indiana Finance Authority, Citizens Water Westfield Project, Series A, Rev., 4.00%, 10/01/2048	1,500	1,297
Indiana Finance Authority, Community Foundation of Northwest Industry, Rev., 5.00%, 09/01/2036	1,000	1,012
Indiana Finance Authority, DePauw University Project, Series A, Rev., 5.00%, 07/01/2047	8,000	7,600
Indiana Finance Authority, Duke Energy Indian, Rev., AMT, 4.50%, 05/01/2035 (z)	3,305	3,341
Indiana Finance Authority, First Lien, Series A, Rev., 5.00%, 10/01/2025	1,625	1,627
Indiana Finance Authority, First Lien CWA Authority Project,
Rev., 5.00%, 10/01/2033	1,250	1,413

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Indiana — continued
Rev., 5.00%, 10/01/2034	955	1,084
Rev., 5.00%, 10/01/2035	1,250	1,403
Rev., 5.00%, 10/01/2040	1,250	1,329
Rev., 5.00%, 10/01/2041	500	527
Indiana Finance Authority, Green Bonds CWA Authority Project, Rev., 4.00%, 10/01/2037	1,440	1,432
Indiana Finance Authority, IN University Health Obligation Group, Rev., 4.00%, 12/01/2040	7,000	6,567
Indiana Finance Authority, Indiana University Health,
Rev., 5.00%, 10/01/2063 (w) (z)	3,250	3,538
Rev., 5.00%, 10/01/2064 (w) (z)	3,000	3,200
Series A, Rev., 5.00%, 10/01/2053	3,000	3,014
Series E, Rev., 5.00%, 10/01/2035 (w)	5,000	5,607
Series E, Rev., 5.00%, 10/01/2038 (w)	6,000	6,448
Indiana Finance Authority, Indianapolis Power,
Series A, Rev., 0.75%, 12/01/2038 (z)	4,875	4,763
Series B, Rev., AMT, 0.95%, 12/01/2038 (z)	7,025	6,875
Indiana Finance Authority, Margaret Mary Health,
Rev., 5.50%, 03/01/2044	2,650	2,724
Rev., 5.75%, 03/01/2054	4,050	4,160
Indiana Finance Authority, Marion General Hospital, Series A, Rev., 4.00%, 07/01/2040	5,060	4,623
Indiana Finance Authority, Ohio Valley Electric Corp., Rev., 3.00%, 11/01/2030	1,230	1,196
Indiana Finance Authority, Ohio Valley Electric Corp. Project,
Series A, Rev., 4.25%, 11/01/2030	2,000	2,037
Series B, Rev., 2.50%, 11/01/2030	1,000	937
Indiana Finance Authority, Second Lien, CWA Authority Project, Rev., 5.00%, 10/01/2035	3,000	3,234
Indiana Finance Authority, State Revolving Fund Program, Rev., 5.00%, 02/01/2041	725	776
Indiana Finance Authority, United States Steel Corp., Series A, Rev., 4.13%, 12/01/2026	145	145
Indiana Finance Authority, University of Evansville, Rev., 5.25%, 09/01/2037	1,150	1,173
Indiana Finance Authority, Valley Electric Corporation Project, Series B, Rev., 3.00%, 11/01/2030	1,000	972
Indiana Finance Authority, Valparaiso University Project, Rev., 4.00%, 10/01/2034	1,315	1,166

SEE NOTES TO FINANCIAL STATEMENTS.

170	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Indiana — continued
Indiana Health & Educational Facilities Financing Authority, Rev., 4.00%, 11/15/2046	3,400	2,948
Indiana Housing & Community Development Authority, Series A, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2051	525	518
Indiana Housing & Community Development Authority, Social Bonds,
Series A1, Rev., GNMA/FNMA/FHLMC COLL, 5.75%, 07/01/2053	215	227
Series A, Rev., GNMA/FNMA/FHLMC COLL, 3.00%, 07/01/2052	790	775
Series C1, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2052	40	39
Indiana Housing & Community Development Authority, Sustainable Bond, Series A1, Rev., GNMA/FNMA/FHLMC, 4.50%, 07/01/2044	4,000	3,835
Indiana Municipal Power Agency,
Series A, Rev., 5.00%, 01/01/2029	400	427
Series A, Rev., 5.00%, 01/01/2042	8,435	8,487
Indiana University, Rev., 5.00%, 06/01/2034	2,665	3,029
Indianapolis Local Public Improvement Bond Bank,
Series A, Rev., 4.00%, 06/01/2036	5,000	5,047
Series A, Rev., 4.00%, 06/01/2041	9,000	8,375
Indianapolis Local Public Improvement Bond Bank, Airport Authority, Series A1, Rev., AMT, 5.00%, 01/01/2028	200	203
Indianapolis Local Public Improvement Bond Bank, Courthouse and Jail Project, Series A, Rev., 3.84%, 02/01/2054	1,000	849
Indianapolis Local Public Improvement Bond Bank, Indianapolis Airport, Rev., AMT, 5.00%, 01/01/2029	2,855	3,015
Indianapolis Local Public Improvement Bond Bank, Indianapolis Airport Authority,
Rev., AMT, 5.00%, 01/01/2026	1,500	1,514
Rev., AMT, 5.00%, 01/01/2029	4,245	4,482
Rev., AMT, 5.00%, 01/01/2031	3,500	3,750
Rev., AMT, 5.00%, 01/01/2033	3,750	4,028
Series I, Rev., AMT, 5.00%, 01/01/2032	4,885	4,885
Series I, Rev., AMT, 5.00%, 01/01/2033	5,000	5,000
Indianapolis Local Public Improvement Bond Bank, Metropolitan Thoroughfare District, Series D, Rev., 4.00%, 01/01/2041	10,000	9,669
Indianapolis Local Public Improvement Bond Bank, Senior, Convention Center Hotel,
Rev., 5.50%, 03/01/2038	2,150	2,270
Rev., 6.00%, 03/01/2053	2,050	2,121

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Indiana — continued
Northern Indiana Commuter Transportation District, Rev., 5.25%, 01/01/2049	1,500	1,558
Northwestern School Building Corp.,
Rev., 6.00%, 07/15/2040	700	769
Rev., 6.00%, 07/15/2041	900	980
Purdue University,
Series A, Rev., 5.00%, 07/01/2027	1,500	1,570
Series A, Rev., 5.00%, 07/01/2036	405	454
Westfield-Washington Multi-School Building Corp., Series A, Rev., BAM, 5.25%, 07/15/2043	1,550	1,633

		192,211

Iowa — 0.4%
Iowa Finance Authority,
Rev., GNMA/FNMA/FHLMC, 4.00%, 07/01/2039	3,545	3,449
Rev., GNMA/FNMA/FHLMC, 4.50%, 07/01/2044	5,665	5,432
Series D, Rev., GNMA/FNMA/FHLMC, 3.50%, 01/01/2049	220	219
Iowa Finance Authority, Ahepa 192, IV Apartments Project, Rev., HUD, 5.00%, 11/01/2026 (z)	3,040	3,053
Iowa Finance Authority, Alcoa, Inc. Project, Rev., 4.75%, 08/01/2042	5,000	4,811
Iowa Finance Authority, Iowa Fertilizer Company Project,
Rev., 4.00%, 12/01/2050 (p) (z)	5,905	6,300
Rev., 5.00%, 12/01/2050 (p)	5,255	5,954
Iowa Finance Authority, Lifespace Communities, Inc., Rev., 5.00%, 05/15/2044	3,000	2,880
Iowa Finance Authority, Mortgage-Backed Securities Program, Rev., VRDO, GNMA/FNMA/FHLMC, 1.92%, 07/07/2025 (z)	2,000	2,000
Iowa Finance Authority, Social Bond, Series A, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2052	1,615	1,582
Iowa Finance Authority, Social Bonds, Series A, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2047	1,315	1,301
Iowa Finance Authority, Sustainable Bond Mortgage Backed, Rev., GNMA/FNMA/FHLMC, 4.50%, 07/01/2044	2,000	1,918
Iowa Finance Authority, Sustainable Bond Mortgage Backed Securities Program, Rev., GNMA/FNMA/FHLMC, 4.55%, 07/01/2045	1,220	1,179
Iowa Student Loan Liquidity Corp., Series B, Rev., AMT, 5.00%, 12/01/2030	1,000	1,048
PEFA, Inc., Rev., 5.00%, 09/01/2049 (z)	1,830	1,852
Sioux City Community School District, Rev., BAM, 3.00%, 10/01/2025	3,625	3,621

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	171

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Iowa — continued
Southeast Polk Community School District, Series A, GO, 5.00%, 05/01/2028	5,185	5,504

		52,103

Kansas — 0.2%
Butler County Unified School District No. 385 Andover, Refunding and School Building, GO, 5.00%, 09/01/2032 (p)	1,000	1,051
City of Lawrence KS, Rev., 4.00%, 07/01/2036	1,500	1,445
City of Manhattan, Meadowlark Hills, Series A, Rev., 4.00%, 06/01/2036	1,000	909
City of Wichita KS, Rev., 5.25%, 05/15/2039	2,460	2,383
Johnson County Unified School District No. 512 Shawnee Mission, Series A, GO, 4.00%, 10/01/2043	2,000	1,840
Kansas Development Finance Authority, Unrefunded, Rev., 5.00%, 11/15/2054 (z)	1,500	1,587
Riley County Unified School District No. 383 Manhattan-Ogden, Series A, GO, 5.00%, 09/01/2034 (p)	1,000	1,049
University of Kansas Hospital Authority, Improvement KU Health System, Rev., 5.00%, 09/01/2045	3,800	3,739
University of Kansas Hospital Authority, University Kansas Health System, Rev., 5.00%, 03/01/2047 (p)	3,865	4,006
University of Kansas Hospital Authority, Unrefunded University Kansas Health System, Rev., 5.00%, 03/01/2047	7,350	7,328
Wyandotte County Unified School District No. 203 Piper,
Series A, GO, 5.00%, 09/01/2040	900	937
Series A, GO, 5.25%, 09/01/2052	1,000	1,023

		27,297

Kentucky — 1.6%
City of Henderson, Pratt Paper LLC Project, Rev., AMT, 4.45%, 01/01/2042 (e)	1,685	1,559
County of Carroll, Utilities Company Project, Rev., AMT, 2.00%, 02/01/2032	8,620	7,359
County of Trimble, Kentucky Utilities Co., Rev., AMT, 4.70%, 06/01/2054 (z)	8,000	8,073
County of Trimble, Louisville Gas & Electric, Rev., 0.63%, 09/01/2026	605	583
County of Trimble, Louisville Gas & Electricity, Rev., AMT, 1.35%, 11/01/2027	8,100	7,677
County of Trimble, Louisville Gas and Electric, Rev., AMT, 4.70%, 06/01/2054 (z)	6,665	6,726

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Kentucky — continued
County of Trimble, Louisville Gas and Electric Company, Rev., AMT, 1.30%, 09/01/2044 (z)	4,500	4,186
County of Warren, Bowling Green Warren County, Rev., 5.25%, 04/01/2049	5,000	5,091
Fayette County School District, Series A, GO, BAM, 5.00%, 06/01/2042	10,000	10,443
Fayette County School District Finance Corp., Series A, Rev., 4.00%, 05/01/2038	3,000	2,826
Kenton County Airport Board, Rev., AMT, 5.00%, 01/01/2032	1,175	1,260
Kentucky Bond Development Corp., Baptist Healthcare System, Rev., 5.00%, 08/15/2055 (z)	1,650	1,794
Kentucky Bond Development Corp., Centre College, Rev., 4.00%, 06/01/2040	420	393
Kentucky Economic Development Finance Authority, Baptist Healthcare System, Series B, Rev., 5.00%, 08/15/2041	9,550	9,590
Kentucky Economic Development Finance Authority, Commonspirit Health, Series A, Rev., 5.00%, 08/01/2044	3,500	3,485
Kentucky Economic Development Finance Authority, Norton Healthcare, Inc.,
Series B, Rev., NATL, Zero Coupon, 10/01/2026	4,305	4,094
Series B, Rev., NATL, Zero Coupon, 10/01/2027	2,195	2,006
Kentucky Economic Development Finance Authority, Owensboro Health, Series A, Rev., 5.00%, 06/01/2045	1,000	965
Kentucky Economic Development Finance Authority, Senior Next Generation Information,
Rev., 4.25%, 07/01/2035	2,645	2,611
Rev., 5.00%, 07/01/2040	5,000	5,000
Rev., 5.00%, 01/01/2045	3,295	3,287
Kentucky Higher Education Student Loan Corporation, Series A1, Rev., AMT, 4.75%, 06/01/2040	1,170	1,177
Kentucky Housing Corp.,
Rev., GNMA/FNMA/FHLMC, 6.25%, 01/01/2055	1,070	1,166
Series A, Rev., GNMA/FNMA/FHLMC, 6.25%, 07/01/2054	2,355	2,595
Series E, Rev., GNMA/FNMA/FHLMC, 6.25%, 07/01/2055	2,490	2,735
Kentucky Housing Corp., Beecher Terrace Phase IV, Rev., HUD, 5.00%, 09/01/2043 (z)	1,015	1,027
Kentucky Public Energy Authority,
Rev., 5.00%, 01/01/2055 (z)	5,510	5,822

SEE NOTES TO FINANCIAL STATEMENTS.

172	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Kentucky — continued
Series A1, Rev., 4.00%, 08/01/2052 (z)	1,000	996
Series A1, Rev., 5.25%, 04/01/2054 (z)	24,200	25,855
Series A2, Rev., (United States SOFR * 0.67 + 1.20%), 4.14%, 08/01/2052 (aa)	2,500	2,491
Series A, Rev., 5.00%, 05/01/2055 (z)	10,285	10,794
Series C, Rev., 4.00%, 02/01/2050 (z)	10,885	10,941
Kentucky State Property & Building Commission, Project No. 131, Series A, Rev., 5.00%, 10/01/2041	1,500	1,577
Kentucky State Property & Buildings Commission, Project No. 132, Series A, Rev., 5.00%, 04/01/2044	9,000	9,272
Kentucky State University, Kentucky State University Project,
COP, BAM, 4.00%, 11/01/2033	145	149
COP, BAM, 4.00%, 11/01/2035	135	137
COP, BAM, 4.00%, 11/01/2036	155	156
COP, BAM, 4.00%, 11/01/2038	650	638
Louisville and Jefferson County Metropolitan Government, Louisville Gas And Electric Co. Project, Series A, Rev., 0.90%, 09/01/2026	2,750	2,656
Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc., Rev., 5.00%, 10/01/2031	670	681
Louisville and Jefferson County Metropolitan Government, UofL Health Project, Series A, Rev., 5.00%, 05/15/2052	8,995	8,583
Louisville/Jefferson County Metropolitan Government, Louisville Gas & Electric, Rev., 2.00%, 10/01/2033	1,000	831
Louisville/Jefferson County Metropolitan Government, Louisville Gas & Electric Co. Project, Rev., AMT, 1.35%, 11/01/2027	2,000	1,889
Louisville/Jefferson County Metropolitan Government, UofL Health Project, Series A, Rev., 5.00%, 05/15/2047	3,180	3,092
Louisville-Jefferson County Metropolitan Government, Norton Healthcare, Inc., Rev., 5.00%, 10/01/2033	2,000	2,025
Public Energy Authority of Kentucky, Series A, Rev., 5.25%, 06/01/2055 (z)	12,550	13,267
Rural Water Financing Agency, Public Projects Construction, Rev., 3.70%, 05/01/2027	4,000	4,007
University of Kentucky, Rev., 4.00%, 10/01/2036	5,000	4,963

		208,530

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Louisiana — 0.9%
City of Lafayette, Utilities Revenue Electric Project, Rev., 5.00%, 11/01/2046	5,000	5,080
City of New Orleans LA, GO, 5.00%, 12/01/2039	2,000	2,106
Consolidated Government of the City of Baton Rouge & Parish of East Baton Rouge, Sales Tax, Rev., 5.00%, 08/01/2027	1,400	1,464
East Baton Rouge Sewerage Commission, Series A, Rev., 1.30%, 02/01/2041 (z)	4,500	4,172
Ernest N Morial New Orleans Exhibition Hall Authority, Special Tax, 5.25%, 07/15/2048	6,000	6,105
Lakeshore Villages Master Community Development District, Parish of St. Tammany, Special Assessment, 3.20%, 06/01/2041 (e)	630	487
Louisiana Housing Corp., Home Ownership Program, Rev., GNMA/FNMA/FHLMC COLL, 5.75%, 06/01/2054	385	413
Louisiana Housing Corp., Social Bonds Home Ownership Project, Rev., GNMA/FNMA/FHLMC, 5.00%, 06/01/2052	975	1,008
Louisiana Local Government Environmental Facilities & Community Development Authority, Entergy Louisiana LLC Project,
Rev., 2.00%, 06/01/2030	2,755	2,508
Rev., 2.50%, 04/01/2036	1,185	959
Louisiana Local Government Environmental Facilities & Community Development Authority, Subordinate, East Baton Rouge,
Rev., 5.00%, 02/01/2036	640	686
Rev., 5.00%, 02/01/2041	1,560	1,605
Louisiana Local Government Environmental Facilities & Community Development Authority, Westlake Chemical Corp. Project, Rev., 3.50%, 11/01/2032	3,685	3,546
Louisiana Public Facilities Authority,
Rev., AMT, 5.50%, 09/01/2054	3,000	3,054
Rev., AMT, 5.75%, 09/01/2064	2,500	2,573
Louisiana Public Facilities Authority, Elementus Minerals LLC Project, Rev., AMT, 5.00%, 10/01/2043 (e) (z)	6,365	6,384
Louisiana Public Facilities Authority, I-10 Calcasieu River Bridge,
Rev., AMT, 5.00%, 09/01/2066	2,330	2,191
Rev., AMT, 5.50%, 09/01/2059	3,000	3,045
Louisiana Public Facilities Authority, Loyola University Project,
Rev., 4.00%, 10/01/2038	2,560	2,345
Rev., 5.25%, 10/01/2048	5,100	4,944

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	173

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Louisiana — continued
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Rev., 5.00%, 05/15/2047	805	804
Louisiana Stadium & Exposition District, Senior Bonds,
Series A, Rev., 5.00%, 07/01/2042	5,460	5,607
Series A, Rev., 5.00%, 07/01/2048	2,500	2,508
Series A, Rev., 5.25%, 07/01/2053	7,500	7,609
Louisiana Stadium and Exposition District, Senior Bonds, Series A, Rev., 5.00%, 07/01/2043	4,995	5,106
New Orleans Aviation Board,
Rev., AMT, 5.00%, 01/01/2032	1,440	1,548
Rev., AMT, 5.00%, 01/01/2033	1,000	1,074
Rev., AMT, 5.25%, 01/01/2041	3,500	3,643
New Orleans Aviation Board, General Airport, Series D2, Rev., AMT, 5.00%, 01/01/2033	1,100	1,114
New Orleans Aviation Board, General Airport North Terminal,
Series B, Rev., AMT, 5.00%, 01/01/2038	1,000	1,004
Series B, Rev., AMT, 5.00%, 01/01/2048	5,000	4,904
Parish of St John the Baptist, Marathon Oil Corporation Project, Rev., 4.05%, 06/01/2037 (z)	2,625	2,639
Parish of St. John the Baptist, Marathon Oil Corporation, Rev., 3.30%, 06/01/2037 (z)	10,430	10,407
Parish of St. John the Baptist, Marathon Oil Corporation Project, Rev., 2.38%, 06/01/2037 (z)	3,000	2,967
Port New Orleans Board of Commissioners, Series E, Rev., AMT, 5.00%, 04/01/2039	1,170	1,190
St. Tammany Parish Hospital Service District No. 1,
Series A, Rev., 5.00%, 07/01/2032	1,615	1,682
Series A, Rev., 5.00%, 07/01/2034	1,655	1,707
State of Louisiana, Series A, GO, 5.00%, 03/01/2037	9,555	9,928
State of Louisiana Gasoline & Fuels Tax Revenue, Second Lien, Series A, Rev., (United States SOFR * 0.70 + 0.50%), 3.57%, 05/01/2043 (aa)	1,105	1,103

		121,219

Maine — 0.3%
Finance Authority of Maine, Casella Waste Systems, Rev., AMT, 4.63%, 12/01/2047 (e) (z)	745	725

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Maine — continued
Finance Authority of Maine, Supplemental Educational Loan Program,
Series A1, Rev., AMT, 2.38%, 12/01/2033	705	594
Series A1, Rev., AMT, 5.00%, 12/01/2025	85	86
Maine Health & Higher Educational Facilities Authority,
Series A, Rev., 4.38%, 07/01/2048	2,100	1,960
Series A, Rev., 5.25%, 07/01/2049	1,930	1,985
Maine Health & Higher Educational Facilities Authority, Maine Healthcare,
Series A, Rev., 4.00%, 07/01/2046	4,000	3,042
Series A, Rev., 5.00%, 07/01/2041	6,030	5,547
Series A, Rev., 5.00%, 07/01/2046	7,645	6,835
Maine State Housing Authority, Social Bonds, Series D, Rev., 3.00%, 11/15/2051	705	694
Maine Turnpike Authority,
Rev., 4.00%, 07/01/2045	9,000	8,285
Rev., 5.00%, 07/01/2028	2,000	2,135

		31,888

Maryland — 1.5%
City of Baltimore MD, Rev., 4.88%, 06/01/2042	1,275	1,246
City of Baltimore, Wastewater Projects, Series A, Rev., 5.00%, 07/01/2049	5,000	5,060
City of Baltimore, Water Project, Series A, Rev., 5.00%, 07/01/2050	3,200	3,242
City of Brunswick, Brunswick Crossing Special Tax, Special Tax, 4.00%, 07/01/2029	500	494
County of Baltimore, GO, 4.00%, 03/01/2042	10,300	9,944
County of Baltimore, Metro District 78th Issue, GO, 5.00%, 02/01/2046	5,000	5,005
County of Howard, Series D, GO, 5.00%, 02/15/2030	3,000	3,170
County of Montgomery, Series B, GO, 4.00%, 11/01/2028	1,500	1,563
County of Montgomery MD,
GO, 2.00%, 08/01/2039	2,000	1,413
Rev., 5.00%, 12/01/2045	5,000	4,911
County of Montgomery, Trinity Health Credit Group,
Rev., 4.00%, 12/01/2044	3,000	2,647
Rev., 5.00%, 12/01/2044	1,650	1,629
County of Prince George’s, Chesapeake Lighthouse Obligations, Series A, Rev., 6.50%, 08/01/2035 (e) (p)	750	758
Maryland Community Development Administration,
Series B, Rev., 3.00%, 09/01/2051	110	108

SEE NOTES TO FINANCIAL STATEMENTS.

174	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Maryland — continued
Series D, Rev., 3.25%, 09/01/2050	1,665	1,652
Maryland Community Development Administration, Community Dev Admin Social Bonds, Rev., GNMA/FNMA/FHLMC COLL, 4.95%, 09/01/2042	1,430	1,454
Maryland Community Development Administration, Park Heights Senior, Series C, Rev., 5.25%, 11/01/2025	4,880	4,893
Maryland Community Development Administration, Residential,
Series A, Rev., 3.75%, 03/01/2050	925	926
Series B, Rev., AMT, 4.50%, 09/01/2048	875	884
Maryland Community Development Administration, Social Bonds,
Series C, Rev., 3.00%, 09/01/2051	4,286	4,219
Series C, Rev., GNMA/FNMA/FHLMC COLL, 5.75%, 09/01/2054	420	447
Maryland Community Development Administration, Sustainable Bonds, Series E, Rev., GNMA/FNMA/FHLMC, 6.25%, 03/01/2054	4,700	5,096
Maryland Economic Development Corp., Core Natural Resources, Inc., Rev., 5.00%, 07/01/2048 (e) (z)	1,510	1,527
Maryland Economic Development Corp., Green Bond Purple Line Light, Rev., AMT, 5.25%, 06/30/2052	2,000	1,954
Maryland Economic Development Corp., Green Bond, Purple Line, Rev., AMT, 5.25%, 06/30/2047	1,300	1,292
Maryland Economic Development Corp., Morgan State University Project,
Rev., 4.00%, 07/01/2040	665	608
Rev., 5.38%, 07/01/2038	1,250	1,320
Maryland Economic Development Corp., Port Covington Project,
Tax Allocation, 3.25%, 09/01/2030	1,260	1,206
Tax Allocation, 4.00%, 09/01/2040	2,280	2,032
Maryland Economic Development Corp., Transportation Facilities Project, Series A, Rev., 5.00%, 06/01/2035	1,000	1,020
Maryland Health & Higher Educational Facilities Authority, Adventist Healthcare,
Rev., 4.00%, 01/01/2038	2,020	1,898
Rev., 5.00%, 01/01/2036	4,580	4,715
Maryland Health & Higher Educational Facilities Authority, Doctors Community Hospital, Rev., 5.00%, 07/01/2034	2,000	2,028
Maryland Health & Higher Educational Facilities Authority, Lifebridge Health, Rev., 4.00%, 07/01/2041	2,315	2,146

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Maryland — continued
Maryland Health & Higher Educational Facilities Authority, Medstar Health Issue,
Series A, Rev., 5.00%, 05/15/2042	3,000	3,004
Series A, Rev., 5.00%, 05/15/2045	9,565	9,527
Series B, Rev., 5.00%, 08/15/2038	1,000	1,000
Maryland Health & Higher Educational Facilities Authority, Meritus Medical Center, Rev., 5.00%, 07/01/2028	1,300	1,300
Maryland Health & Higher Educational Facilities Authority, UPMC Health System, Series B, Rev., 4.00%, 04/15/2050	3,000	2,555
Maryland Stadium Authority, Built To Learn Act,
Rev., 5.00%, 06/01/2039	4,135	4,450
Rev., 5.00%, 06/01/2040	4,150	4,427
Maryland State Transportation Authority Passenger Facility Charge Revenue, Rev., AMT, 4.00%, 06/01/2039	5,145	4,841
Prince George’s County, Series A, GO, 5.00%, 08/01/2041	2,435	2,623
State of Maryland,
GO, 4.00%, 06/01/2030	2,575	2,580
GO, 5.00%, 06/01/2036	5,000	5,607
State of Maryland Department of Transportation,
Rev., 3.00%, 10/01/2030	1,500	1,490
4.00%, 04/01/2038	9,215	9,106
State of Maryland Department of Transportation, Baltimore Washington International,
Rev., AMT, 4.00%, 08/01/2038	965	914
Rev., AMT, 4.00%, 08/01/2039	1,160	1,093
State of Maryland, Bidding Group 2, Series A, GO, 5.00%, 06/01/2040	12,000	13,041
State of Maryland, Group 1, Series A, GO, 5.00%, 08/01/2028	1,500	1,608
State of Maryland, Local Facilities Loan, Series A, GO, 5.00%, 08/01/2028	5,000	5,360
State of Maryland, State & Local Facilities Loan of 2022, GO, 5.00%, 06/01/2033	1,000	1,121
University System of Maryland, Series A, Rev., 4.00%, 04/01/2051	1,500	1,302
Washington Suburban Sanitary Commission,
Rev., CNTY GTD, 2.13%, 06/01/2036	7,885	6,347
Rev., CNTY GTD, 3.00%, 06/01/2038	4,550	3,969
Rev., CNTY GTD, 5.00%, 06/01/2029	2,000	2,177
Rev., CNTY GTD, 5.00%, 06/01/2039	9,080	9,828
Washington Suburban Sanitary Commission, Consolidated Public Improvement,
Rev., CNTY GTD, 3.00%, 06/01/2035	3,045	2,838
Rev., CNTY GTD, 3.00%, 06/01/2037	5,180	4,636
Rev., CNTY GTD, 5.00%, 06/01/2029	1,500	1,600
Rev., CNTY GTD, 5.00%, 06/01/2038	5,000	5,501

		196,352

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	175

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Massachusetts — 2.0%
Boston Water & Sewer Commission, Senior Bonds, Series B, Rev., 4.00%, 11/01/2039	1,570	1,551
City of Brockton, GO, 4.00%, 08/01/2047	3,145	2,821
Collegiate Charter School of Lowell, Rev., 5.00%, 06/15/2049	1,250	1,164
Commonwealth of Massachusetts,
GO, 4.00%, 09/01/2036	11,765	11,743
GO, 4.00%, 07/01/2037	10,000	9,978
GO, 4.00%, 09/01/2044	13,020	11,985
GO, 4.00%, 05/01/2045	10,000	9,129
Rev., NATL, 5.50%, 01/01/2034	1,500	1,686
Series B, GO, 5.00%, 11/01/2041	9,000	9,595
Series C, GO, 5.00%, 10/01/2049	10,000	10,248
Series D, GO, 5.00%, 10/01/2053	10,000	10,192
Series E, GO, 4.00%, 09/01/2043	10,000	9,311
Series E, GO, 5.00%, 11/01/2047	5,000	5,111
Commonwealth of Massachusetts Transportation Fund Revenue, Series A, Rev., 4.00%, 06/01/2038	3,525	3,474
Commonwealth of Massachusetts, Consolidated Loan,
Series A, GO, 5.00%, 01/01/2041	1,500	1,596
Series A, GO, 5.00%, 01/01/2054	2,000	2,038
Commonwealth of Massachusetts, Consolidated Loans, Series E, GO, 5.00%, 11/01/2050	17,175	17,215
Massachusetts Bay Transportation Authority Senior Sales Tax Bond, Senior, Series A1, Rev., 4.00%, 07/01/2053	2,750	2,446
Massachusetts Bay Transportation Authority, Subordinated Sales Tax Bonds, Series A1, Rev., 4.00%, 07/01/2051	5,000	4,431
Massachusetts Clean Water Trust (The), Sustainable Bonds,
Rev., 5.00%, 02/01/2033	1,000	1,145
Rev., 5.00%, 02/01/2035	3,760	4,212
Rev., 5.00%, 02/01/2038	250	273
Massachusetts Development Finance Agency, Beth Israel Lahey Health Issue, Rev., 5.00%, 07/01/2032	4,385	4,805
Massachusetts Development Finance Agency, Boston Medical Center,
Rev., 5.25%, 07/01/2052	5,100	4,980
Series E, Rev., 5.00%, 07/01/2031	1,980	1,989
Series E, Rev., 5.00%, 07/01/2034	5,000	5,012
Massachusetts Development Finance Agency, Emerson College, Series A, Rev., 5.00%, 01/01/2047	5,075	4,919
Massachusetts Development Finance Agency, Gingercare Living, Inc., Rev., 4.75%, 12/01/2029 (e)	1,700	1,703

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Massachusetts — continued
Massachusetts Development Finance Agency, Green Bond, Boston Medical Center, Rev., 5.00%, 07/01/2044	2,840	2,725
Massachusetts Development Finance Agency, Harvard University Issuance, Series A, Rev., 5.00%, 10/15/2030	1,000	1,098
Massachusetts Development Finance Agency, Harvard University Sustainable, Rev., 5.00%, 11/15/2032	1,000	1,120
Massachusetts Development Finance Agency, Lahey Health System, Series F, Rev., 5.00%, 08/15/2045	10,000	9,771
Massachusetts Development Finance Agency, Lowell General Hospital, Series G, Rev., 5.00%, 07/01/2044	4,000	3,676
Massachusetts Development Finance Agency, Mass General Brigham,
Series D, Rev., 5.00%, 07/01/2047	8,010	8,100
Series D, Rev., 5.00%, 07/01/2054	8,000	8,006
Massachusetts Development Finance Agency, Milford Regional Medical Center, Rev., 5.00%, 07/15/2046 (p)	1,000	1,096
Massachusetts Development Finance Agency, Northeastern University Issue, Rev., 5.00%, 10/01/2044	2,000	2,044
Massachusetts Development Finance Agency, Partners Healthcare System, Rev., (SIFMA Municipal Swap Index + 0.60%), 2.52%, 07/01/2049 (e) (aa)	100	100
Massachusetts Development Finance Agency, Suffolk University Project, Rev., 4.00%, 07/01/2051	1,250	984
Massachusetts Development Finance Agency, UMass Memorial Health Care, Rev., 5.00%, 07/01/2044	1,000	982
Massachusetts Educational Financing Authority,
Rev., AMT, 4.25%, 07/01/2032	80	80
Rev., AMT, 5.00%, 07/01/2029	2,250	2,355
Rev., AMT, 5.00%, 07/01/2032	585	621
Series B, Rev., AMT, 2.63%, 07/01/2036	300	292
Massachusetts Educational Financing Authority, Educational Loan Revenue Bonds, Rev., AMT, 2.00%, 07/01/2037	130	111
Massachusetts Educational Financing Authority, Senior, Series B, Rev., AMT, 5.00%, 07/01/2029	1,400	1,465
Massachusetts Educational Financing Authority, Senior Bonds,
Series B, Rev., AMT, 4.25%, 07/01/2044	1,005	988

SEE NOTES TO FINANCIAL STATEMENTS.

176	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Massachusetts — continued
Series B, Rev., AMT, 5.00%, 07/01/2029	2,650	2,773
Massachusetts Educational Financing Authority, Senior Issue M, Series B, Rev., AMT, 3.63%, 07/01/2038	725	700
Massachusetts Health & Educational Facilities Authority, Partners Healthcare System F3, Series F3, Rev., VRDO, LOC: TD Bank NA, 1.92%, 07/07/2025 (z)	5,550	5,550
Massachusetts Housing Finance Agency, Mill Road Apartments Project, Rev., VRDO, 2.00%, 07/07/2025 (z)	5,700	5,700
Massachusetts Housing Finance Agency, Social Bond, Series 220, Rev., GNMA/FNMA/FHLMC, 3.00%, 12/01/2050	2,550	2,511
Massachusetts Housing Finance Agency, Social Bonds,
Series 223, Rev., GNMA/FNMA/FHLMC, 3.00%, 06/01/2047	835	822
Series 227, Rev., GNMA/FNMA/FHLMC COLL, 4.70%, 12/01/2043	2,250	2,202
Massachusetts Housing Finance Agency, Sustainability Bond,
Series C1, Rev., 2.65%, 12/01/2034	1,000	845
Series D3, Rev., FHA HUD, 3.35%, 06/01/2027	650	651
Massachusetts Housing Finance Agency, Sustainable Bond, Series 234, Rev., GNMA/FNMA/FHLMC, 4.50%, 12/01/2044	575	552
Massachusetts Port Authority,
Rev., AMT, 4.00%, 07/01/2046	8,000	6,972
Rev., AMT, 5.00%, 07/01/2049	2,735	2,740
Series E, Rev., AMT, 5.00%, 07/01/2031	1,495	1,624
Series E, Rev., AMT, 5.00%, 07/01/2032	2,000	2,159
Massachusetts Port Authority, Green Bonds,
Series A, Rev., AMT, 5.00%, 07/01/2031	925	1,005
Series A, Rev., AMT, 5.00%, 07/01/2038	2,580	2,703
Series A, Rev., AMT, 5.00%, 07/01/2040	3,500	3,622
Massachusetts School Building Authority, Rev., 4.00%, 02/15/2042	5,700	5,314
Massachusetts School Building Authority, Sales Tax, Series A, Rev., 5.00%, 11/15/2027	1,105	1,112
Massachusetts Water Resources Authority, Sustainable Bond, Rev., 5.00%, 08/01/2026 (p)	515	527

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Massachusetts — continued
Massachusetts Water Resources Authority, Unrefunded Sustainable Bond, Rev., 5.00%, 08/01/2026	485	497
The Massachusetts Clean Water Trust, Sustainable Bonds, Rev., 5.00%, 02/01/2042	1,000	1,072
Town of Tyngsborough, GO, 4.00%, 10/15/2045	1,955	1,799
Town of Watertown MA, GO, 4.00%, 06/15/2050	1,850	1,664
University of Massachusetts Building Authority, Series 2021, Rev., 5.00%, 11/01/2026	5,000	5,156

		260,638

Michigan — 1.9%
City of Detroit Sewage Disposal System Revenue, Floating Rate Notes Refunding System Libor D, Rev., (CME Term SOFR 3 Month * 0.67 + 0.60%), 3.66%, 07/01/2032 (aa)	1,000	986
City of Detroit, Social Bonds,
Series A, GO, 4.00%, 04/01/2041	500	446
Series A, GO, 5.00%, 04/01/2039	115	118
Series A, GO, 5.00%, 04/01/2046	35	34
Series A, GO, 5.00%, 04/01/2050	30	29
City of Grand Rapids MI, GO, 5.00%, 04/01/2054	2,700	2,750
City of Warren,
GO, 5.00%, 11/01/2043	1,430	1,490
GO, 5.00%, 11/01/2044	1,015	1,055
Detroit Downtown Development Authority, Tax Allocation, 5.00%, 07/01/2048	1,120	1,128
Gerald R Ford International Airport Authority,
Rev., CNTY GTD, AMT, 5.00%, 01/01/2026	225	227
Rev., CNTY GTD, AMT, 5.00%, 01/01/2027	350	360
Rev., CNTY GTD, AMT, 5.00%, 01/01/2028	275	289
Rev., CNTY GTD, AMT, 5.00%, 01/01/2029	600	639
Rev., CNTY GTD, AMT, 5.00%, 01/01/2034	1,140	1,225
Grand Rapids Public Schools,
GO, 5.00%, 05/01/2042	1,225	1,270
GO, 5.00%, 05/01/2043	1,700	1,749
GO, 5.00%, 05/01/2044	1,450	1,487
GO, 5.00%, 05/01/2046	4,000	4,075
Great Lakes Water Authority Sewage Disposal System Revenue, Second Lien,
Series B, Rev., 5.00%, 07/01/2031	2,085	2,309

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	177

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Michigan — continued
Series B, Rev., 5.00%, 07/01/2035	14,010	15,651
Series B, Rev., 5.00%, 07/01/2036	1,000	1,104
Great Lakes Water Authority Sewage Disposal System Revenue, Senior Lien,
Series A, Rev., 5.00%, 07/01/2038	645	697
Series B, Rev., 5.00%, 07/01/2025	1,115	1,115
Series B, Rev., 5.00%, 07/01/2028	140	149
Series C, Rev., 5.00%, 07/01/2037	850	928
Series C, Rev., 5.00%, 07/01/2038	725	783
Series C, Rev., 5.00%, 07/01/2040	1,150	1,225
Series C, Rev., 5.00%, 07/01/2041	1,140	1,203
Series C, Rev., 5.00%, 07/01/2042	1,200	1,259
Series C, Rev., 5.00%, 07/01/2043	875	913
Great Lakes Water Authority Water Supply System Revenue,
Rev., 5.00%, 07/01/2036	10,625	11,702
Rev., 5.00%, 07/01/2037	1,570	1,716
Rev., 5.25%, 07/01/2052	3,000	3,070
Great Lakes Water Authority Water Supply System Revenue, Second Lien,
Series B, Rev., 5.00%, 07/01/2034	3,500	3,937
Series B, Rev., 5.00%, 07/01/2046	8,500	8,494
Great Lakes Water Authority Water Supply System Revenue, Senior Lien, Series C, Rev., 5.25%, 07/01/2055	3,605	3,722
Great Lakes Water Authority Water Supply System Revenue, Senior Lien Bonds,
Series A, Rev., 5.00%, 07/01/2037	2,510	2,742
Series A, Rev., 5.00%, 07/01/2038	2,000	2,163
Series B, Rev., 5.00%, 07/01/2037	550	601
Series B, Rev., 5.00%, 07/01/2038	500	541
Lansing Board of Water & Light,
Series A, Rev., 5.00%, 07/01/2037	1,625	1,794
Series A, Rev., 5.00%, 07/01/2039	405	436
Series A, Rev., 5.00%, 07/01/2041	1,500	1,584
Series A, Rev., 5.00%, 07/01/2048	1,675	1,681
Series A, Rev., 5.25%, 07/01/2054	7,000	7,275
Michigan Finance Authority, Series A, Rev., 4.00%, 12/01/2049	1,000	851
Michigan Finance Authority, Aquinas College Project,
Rev., 5.00%, 05/01/2036	300	230
Rev., 5.00%, 05/01/2046	2,000	1,474
Michigan Finance Authority, Beaumont Health Credit Group, Rev., 5.00%, 11/01/2044	8,090	8,050
Michigan Finance Authority, Beaumont Spectrum,
Rev., 4.00%, 04/15/2042	2,500	2,323
Rev., 5.00%, 04/15/2030	3,000	3,258
Michigan Finance Authority, Beaumont Spectrum Consolidated, Rev., 4.00%, 04/15/2038	1,175	1,141

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Michigan — continued
Michigan Finance Authority, Che Trinity Health, Rev., 4.00%, 12/01/2040 (p)	95	99
Michigan Finance Authority, Henry Ford Health System,
Rev., 5.00%, 11/15/2041	3,145	3,146
Series A, Rev., 5.00%, 11/15/2048	7,000	6,871
Michigan Finance Authority, Higher Educational Facilities Authority,
Rev., 5.00%, 09/01/2032	690	739
Rev., 5.00%, 09/01/2033	800	850
Rev., 5.00%, 09/01/2034	570	602
Rev., 5.00%, 09/01/2035	1,200	1,259
Michigan Finance Authority, Local Government Loan Program, Rev., 5.00%, 07/01/2044	4,000	4,001
Michigan Finance Authority, Multi Modal McLaren Health Care,
Rev., 4.00%, 02/15/2044	9,625	8,686
Rev., 4.00%, 02/15/2047	3,000	2,613
Rev., 4.00%, 02/15/2050	2,500	2,156
Michigan Finance Authority, Senior Turbo, Series A2, Rev., 5.00%, 06/01/2040	1,655	1,675
Michigan Finance Authority, State Aid Note Loan Program, Rev., 5.00%, 11/01/2029	2,755	2,977
Michigan Finance Authority, State Revolving Fund Program, Rev., 5.00%, 10/01/2042	8,000	8,507
Michigan Finance Authority, Trinity Health Credit Group,
Rev., 4.00%, 12/01/2040	9,130	8,398
Rev., 4.00%, 12/01/2048	1,300	1,110
Rev., 5.00%, 12/01/2036	1,000	1,063
Michigan Finance Authority, Unrefunded Trinity Health Co., Rev., 5.00%, 12/01/2045	2,250	2,210
Michigan State Building Authority,
Series I, Rev., 5.00%, 10/15/2027	2,500	2,628
Series I, Rev., 5.00%, 04/15/2042 (w)	2,500	2,634
Michigan State Building Authority, Facilities Multi Mod Program, Rev., VRDO, 2.02%, 07/01/2025 (z)	10,955	10,955
Michigan State Building Authority, Facilities Program,
Series II, Rev., 4.00%, 10/15/2043	1,000	922
Series II, Rev., 5.00%, 10/15/2026	3,500	3,602
Series II, Rev., 5.00%, 10/15/2042	1,350	1,410
Michigan State Hospital Finance Authority, Hospital Trinity Health Credit, Series C, Rev., 5.00%, 12/01/2027	100	105
Michigan State Housing Development Authority,
Rev., HUD, 4.45%, 10/01/2044	1,500	1,455

SEE NOTES TO FINANCIAL STATEMENTS.

178	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Michigan — continued
Series A, Rev., 5.10%, 10/01/2053	5,000	5,027
Series C, Rev., 3.00%, 06/01/2051	1,405	1,384
Michigan State Housing Development Authority, Social Bond,
Series A, Rev., 3.00%, 06/01/2052	2,465	2,423
Series A, Rev., 5.00%, 06/01/2053	1,750	1,818
Michigan State Housing Development Authority, Social Bonds,
Series A, Rev., 5.50%, 12/01/2053	1,140	1,218
Series D, Rev., 5.50%, 06/01/2053	285	300
Michigan State Housing Development Authority, Sustainable Bond, Series D, Rev., 6.25%, 06/01/2055	800	878
Michigan State Housing Development Authority, Sustainable Bonds, Series A, Rev., 6.00%, 06/01/2054	2,750	2,971
Michigan State University, Series C, Rev., 4.00%, 02/15/2039	2,000	1,937
Michigan Strategic Fund, Consumers Energy Co. Project, Rev., AMT, 0.88%, 04/01/2035 (z)	1,620	1,529
Michigan Strategic Fund, Consumers Energy Company, Rev., AMT, 3.35%, 10/01/2049 (z)	1,000	986
Michigan Strategic Fund, Detroit Edison Co. Exempt, Rev., 1.35%, 08/01/2029	3,450	3,071
Michigan Strategic Fund, Detroit Edison Company, Rev., 1.45%, 09/01/2030	810	698
Michigan Strategic Fund, Green Bond Recycling, Rev., AMT, 4.00%, 10/01/2061 (z)	1,685	1,675
Michigan Strategic Fund, I-75 Improvement Project,
Rev., AMT, 5.00%, 12/31/2032	1,250	1,279
Rev., AMT, 5.00%, 12/31/2043	3,000	2,964
Okemos Public Schools, Series II, GO, Q-SBLF, 5.00%, 05/01/2046	1,200	1,233
State of Michigan Trunk Line Revenue, State Trunk Line Fund Bonds, Rev., 4.00%, 11/15/2037	2,015	1,997
State of Michigan Trunk Line Revenue, State Trunkline Fund Bonds, Series A, Rev., 4.00%, 11/15/2046	8,125	7,331
State of Michigan, Environmental Program Bonds, Series A, GO, 5.00%, 05/15/2030	400	439
State of Michigan, Gans Garvee, Rev., GAN, 5.00%, 03/15/2027	2,000	2,080
Troy School District, GO, Q-SBLF, 5.00%, 05/01/2039	1,025	1,096
Wayne County Airport Authority, Series F, Rev., AMT, 5.00%, 12/01/2034	1,470	1,473

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Michigan — continued
Wayne County Airport Authority, Detroit Metropolitan Wayne County Airport, Series B, Rev., BAM, 5.00%, 12/01/2039	3,000	3,005
Wayne County Airport Authority, Junior Lien, Series B, Rev., AMT, 5.00%, 12/01/2032	2,160	2,201

		247,164

Minnesota — 1.3%
Brainerd Independent School District No. 181, GO, 4.00%, 02/01/2039	6,760	6,625
City of Minneapolis, Allina Health System, Series B, Rev., 5.00%, 11/15/2053 (z)	2,650	2,841
City of Minneapolis, Fairview Health Services,
Series A, Rev., 4.00%, 11/15/2048	4,120	3,400
Series AA, Rev., 5.00%, 11/15/2036	3,000	3,148
City of Rochester, Mayo Clinic,
Rev., VRDO, 1.95%, 07/07/2025 (z)	35,000	35,000
Series A, Rev., 4.38%, 11/15/2053	4,485	4,167
City of St. Cloud, CentraCare Health System, Rev., 5.00%, 05/01/2048	1,500	1,498
County of Hennepin, Series C, GO, 5.00%, 12/15/2032	1,500	1,627
Duluth Economic Development Authority, Essentia Health, Rev., 5.00%, 02/15/2058	6,115	5,914
Duluth Economic Development Authority, Essentia Health Obligation Group,
Rev., 5.00%, 02/15/2048	3,000	2,996
Rev., 5.25%, 02/15/2058	1,000	994
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Fairview Health Services, Series A, Rev., 5.00%, 11/15/2047	9,000	8,809
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Hope Community Academy Project, Series A, Rev., 5.00%, 12/01/2043	1,000	762
Housing & Redevelopment Authority of The City of St. Paul Minnesota, System Fairview Health Services, Series 2015, Rev., 5.00%, 11/15/2047	4,500	4,401
Minneapolis St. Paul Metropolitan Airports Commission, Subordinate,
Series B, Rev., AMT, 5.00%, 01/01/2034	1,345	1,425
Series B, Rev., AMT, 5.25%, 01/01/2047	1,845	1,866
Minneapolis-St Paul Metropolitan Airports Commission,
Rev., AMT, 5.00%, 01/01/2035	5,000	5,364

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	179

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Minnesota — continued
Rev., AMT, 5.00%, 01/01/2038	5,000	5,239
Rev., AMT, 5.00%, 01/01/2040	1,800	1,848
Rev., AMT, 5.25%, 01/01/2049	6,000	6,096
Minnesota Agricultural & Economic Development Board, Healthpartners Obligated Group,
Rev., 5.25%, 01/01/2047	5,000	5,079
Rev., 5.25%, 01/01/2054	6,750	6,829
Minnesota Housing Finance Agency,
Rev., GNMA/FNMA/FHLMC, 6.25%, 01/01/2055	3,310	3,675
Series B, Rev., GNMA/FNMA/FHLMC, 2.63%, 01/01/2040	1,920	1,467
Series B, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2051	760	749
Series C, Rev., 5.00%, 08/01/2032	2,365	2,595
Series D, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2052	1,280	1,260
Series G, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2051	2,245	2,218
Series I, Rev., GNMA/FNMA/FHLMC, 2.80%, 12/01/2047	283	237
Series I, Rev., 3.00%, 01/01/2051	1,210	1,195
Minnesota Housing Finance Agency, Social Bond, Series H, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2052	315	310
Minnesota Housing Finance Agency, Social Bonds,
Series A, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2052	955	937
Series F, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2052	200	197
Series F, Rev., GNMA/FNMA/FHLMC, 5.75%, 07/01/2053	365	388
Minnesota Housing Finance Agency, State Appropriation Bond Housing, Rev., 5.00%, 08/01/2029	1,245	1,348
Minnesota Housing Finance Agency, Sustainable Bonds, Series R, Rev., GNMA/FNMA/FHLMC, 6.25%, 07/01/2054	4,685	5,073
Minnesota Office of Higher Education, Senior, Rev., AMT, 2.65%, 11/01/2038	1,000	910
Minnesota Office of Higher Education, Supplemental Student Loan, Rev., AMT, 4.00%, 11/01/2037	665	662
Minnesota Rural Water Finance Authority, Inc., Rev., BAN, 3.30%, 08/01/2026	2,000	2,002
St. Paul Port Authority, Solid Gerdau St. Paul Steel Mill Project, Rev., AMT, 4.50%, 10/01/2037 (e)	4,600	4,300
State of Minnesota,
Series A, GO, 4.00%, 09/01/2037	690	693
Series A, GO, 5.00%, 08/01/2026	250	257

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Minnesota — continued
Series A, GO, 5.00%, 10/01/2029	45	47
Series A, GO, 5.00%, 10/01/2032	1,000	1,044
Series A, GO, 5.00%, 08/01/2033	2,000	2,035
Series A, GO, 5.00%, 08/01/2034	2,000	2,104
Series E, GO, 3.00%, 08/01/2026	710	711
State of Minnesota, Trunk Highways, Series B, GO, 3.00%, 08/01/2030	5,000	4,954
University of Minnesota,
Series A, Rev., 5.00%, 01/01/2040	405	434
Series A, Rev., 5.00%, 01/01/2041	2,500	2,656
Series A, Rev., 5.00%, 01/01/2042	2,750	2,902

		163,288

Mississippi — 0.2%
County of Warren, International Paper Company, Rev., 4.00%, 09/01/2032	12,615	12,706
Mississippi Business Finance Corp., System Energy Resources, Inc. Project, Rev., 2.38%, 06/01/2044	175	105
Mississippi Development Bank, Hinds County School District Project, Rev., 5.00%, 03/01/2048	1,360	1,355
Mississippi Development Bank, Lamar County School District Bond Project,
Rev., 5.25%, 06/01/2042	850	892
Rev., 5.25%, 06/01/2043	1,000	1,043
Rev., 5.25%, 06/01/2044	2,180	2,261
Mississippi Hospital Equipment & Facilities Authority,
Rev., 5.00%, 09/01/2036	1,250	1,256
Rev., 5.00%, 09/01/2046	1,500	1,433
Mississippi Hospital Equipment & Facilities Authority, Baptist Memorial Health Care, Rev., 5.00%, 09/01/2044 (z)	250	250
State of Mississippi, ABC Warehouse Construction,
Rev., 4.00%, 10/01/2045	1,000	907
Rev., 5.00%, 10/01/2041	1,000	1,051
Rev., 5.00%, 10/01/2043	1,035	1,073
Rev., 5.00%, 10/01/2044	1,000	1,031

		25,363

Missouri — 0.7%
Cape Girardeau County Industrial Development Authority, Rev., 4.00%, 06/01/2043	5,305	4,817
Cape Girardeau County Industrial Development Authority, Southeasthealth, Rev., 4.00%, 03/01/2041	870	818
City of Kansas City Sanitary Sewer System Revenue, Series A, Rev., 5.00%, 01/01/2041	1,000	1,056
City of St Louis MO Airport Revenue, Rev., 5.00%, 07/01/2032	1,000	1,120

SEE NOTES TO FINANCIAL STATEMENTS.

180	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Missouri — continued
Health & Educational Facilities Authority of the State of Missouri, Lutheran Senior Service Projects, Series A, Rev., 5.00%, 02/01/2029	1,410	1,446
Health & Educational Facilities Authority of the State of Missouri, Lutheran Senior Services, Rev., 4.00%, 02/01/2034	500	481
Kansas City Industrial Development Authority, Rev., AMT, 5.00%, 03/01/2032	900	945
Kansas City Industrial Development Authority, Kansas City International Airport,
Rev., AMT, 4.00%, 03/01/2036	1,250	1,226
Rev., AMT, 5.00%, 03/01/2029	3,050	3,214
Rev., AMT, 5.00%, 03/01/2038	2,480	2,515
Kansas City Industrial Development Authority, Kansas City International Airport, Rev., AMT, 5.00%, 03/01/2044	5,000	4,956
Kansas City Planned Industrial Expansion Authority, The Depot On Old Santa Fe, Rev., 5.00%, 07/01/2045 (z)	5,722	5,883
Missouri Development Finance Board, Procter & Gamble Paper Products, Rev., AMT, 5.20%, 03/15/2029	370	392
Missouri Housing Development Commission,
Rev., GNMA/FNMA/FHLMC, 4.45%, 11/01/2044	4,445	4,296
Rev., GNMA/FNMA/FHLMC, 4.55%, 11/01/2044	995	960
Rev., GNMA/FNMA/FHLMC, 6.00%, 05/01/2055	10,005	10,984
Missouri Housing Development Commission, First Place Homeownership Loan,
Rev., GNMA/FNMA/FHLMC, 3.00%, 05/01/2052	2,915	2,866
Rev., GNMA/FNMA/FHLMC, 3.25%, 11/01/2052	315	311
Rev., GNMA/FNMA/FHLMC, 4.45%, 11/01/2044	1,725	1,654
Rev., GNMA/FNMA/FHLMC, 4.80%, 11/01/2040 (w)	3,000	3,003
Rev., GNMA/FNMA/FHLMC, 5.75%, 05/01/2055	2,740	2,978
Rev., GNMA/FNMA/FHLMC, 5.75%, 05/01/2056	6,000	6,506
Rev., GNMA/FNMA/FHLMC, 6.00%, 05/01/2056	2,900	3,165
Rev., GNMA/FNMA/FHLMC, 6.25%, 05/01/2056 (w)	7,250	8,038
Rev., GNMA/FNMA/FHLMC, 6.50%, 05/01/2054	2,535	2,826

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Missouri — continued
Series D, Rev., GNMA/FNMA/FHLMC, 3.25%, 05/01/2051	5	5
Missouri State Environmental Improvement & Energy Resources Authority, Kansas City Power & Light Company Project, Rev., AMT, 4.05%, 05/01/2038 (w) (z)	1,600	1,603
Missouri State Environmental Improvement & Energy Resources Authority, Union Electric Company Project, Series AR, Rev., 2.90%, 09/01/2033	2,000	1,804
Plaza at Noah’s Ark Community Improvement District, Rev., 3.00%, 05/01/2030	575	542
St. Louis Municipal Finance Corp., Convention Center Expansion, Rev., 5.00%, 10/01/2045	3,215	3,231

		83,641

Montana — 0.1%
City of Forsyth, Northwestern Corp. Colstrip, Rev., 3.88%, 07/01/2028	3,275	3,323
Montana Board of Housing,
Rev., 3.00%, 12/01/2050	1,775	1,751
Rev., 4.60%, 12/01/2049	2,780	2,646
Rev., 6.00%, 12/01/2054	405	438
Series A, Rev., 3.00%, 06/01/2052	260	255
Series B2, Rev., AMT, 3.50%, 12/01/2042	30	30
Series B, Rev., 3.00%, 12/01/2051	810	797
Series C, Rev., 6.25%, 06/01/2054	1,420	1,538
Montana Facility Finance Authority, Rev., 5.00%, 02/15/2033	1,000	1,018
Montana Facility Finance Authority, Bozeman Deaconess Health Services, Rev., 5.00%, 06/01/2048	2,700	2,678

		14,474

Nebraska — 0.7%
Central Plains Energy Project,
Rev., LIQ: Royal Bank of Canada, 4.00%, 12/01/2049 (z)	16,845	16,856
Series 1, Rev., 5.00%, 05/01/2053 (z)	3,915	4,089
Series A1, Rev., 5.00%, 08/01/2055 (z)	32,170	34,050
County of Washington, Cargill, Inc. Project, Rev., AMT, 0.90%, 09/01/2030 (z)	350	348
Douglas County Hospital Authority No. 2, Children’s Hospital Obligation, Rev., 4.00%, 11/15/2038	1,125	1,071
Douglas County Hospital Authority No. 2, Health Facilities Children’s Hospital, Rev., 5.00%, 11/15/2047	3,000	2,979

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	181

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Nebraska — continued
Douglas County Hospital Authority No. 2, Madonna Rehabilitation Hospital, Rev., 4.00%, 05/15/2033	2,100	2,007
Douglas County Hospital Authority No. 2, Nebraska Methodist Health System, Rev., 5.50%, 11/01/2049 (w)	4,665	4,815
Douglas County, Hospital Authority No. 2, Children’s Hospital Obligated Group, Rev., 5.00%, 11/15/2053 (z)	2,190	2,194
Nebraska Educational Health Cultural & Social Services Finance Authority, Rev., 4.00%, 01/01/2044	1,625	1,424
Nebraska Educational Health Cultural & Social Services Finance Authority, Immanuel Obligated Group, Rev., 4.00%, 01/01/2037	1,000	952
Nebraska Public Power District, Series A, Rev., 5.00%, 07/01/2028	300	316
Omaha Airport Authority, Airport Facilities, Rev., AMT, 5.00%, 12/15/2036	1,250	1,325
Omaha Public Power District, Rev., 5.00%, 02/01/2038	5,505	5,955
Omaha School District, GO, 4.00%, 12/15/2038	5,000	4,626
University of Nebraska Lincoln Student, Rev., 3.00%, 07/01/2035 (p)	1,030	1,033

		84,040

Nevada — 0.9%
City of Carson City, Carson Tahoe Regional Medical Center, Rev., 5.00%, 09/01/2047	1,000	949
City of Henderson, Series A1, GO, 4.00%, 06/01/2045	2,000	1,812
City of Las Vegas Special Improvement District No. 612 Skye Hills, Special Assessment, 3.50%, 06/01/2035	195	174
City of Las Vegas Special Improvement District No. 817 Summerlin Village 29, Special Improvement No. 817, Summerlin Village,
Special Assessment, 5.50%, 06/01/2038	400	417
Special Assessment, 5.75%, 06/01/2043	500	517
City of North Las Vegas, GO, BAM, 5.00%, 06/01/2027	2,000	2,088
Clark County School District,
Series A, GO, 4.00%, 06/15/2040	1,375	1,309
Series B, GO, 5.00%, 06/15/2030	1,445	1,582
Series C, GO, 5.00%, 06/15/2026	1,250	1,276
Clark County School District, Building,
Series A, GO, 5.00%, 06/15/2029	500	529
Series B, GO, 5.00%, 06/15/2033	3,000	3,158

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Nevada — continued
County of Clark, GO, 4.00%, 06/01/2038	4,300	4,242
County of Clark Department of Aviation, Airport Systems, Subordinate, Rev., 5.00%, 07/01/2033	1,010	1,106
County of Clark Department of Aviation, Jet Aviation Fuel Tax, Rev., AMT, 5.00%, 07/01/2025	1,625	1,625
County of Clark Department of Aviation, Subordinate, Series B, Rev., AMT, 5.00%, 07/01/2027	6,000	6,206
County of Clark Department of Aviation, System Senior, Series A, Rev., 5.00%, 07/01/2040	4,000	4,000
County of Clark Passenger Facility Charge Revenue, McCarran International,
Rev., 5.00%, 07/01/2029	5,000	5,426
Rev., 5.00%, 07/01/2031	1,950	2,092
Rev., 5.00%, 07/01/2032	2,385	2,546
County of Clark, Detention Center, GO, 4.00%, 06/01/2034	3,335	3,390
County of Clark, Passenger Facility Charge Revenue, Las Vegas McCarran International Airport, Rev., 5.00%, 07/01/2030	1,425	1,535
County of Clark, Southern CA Edison Company, Rev., 2.10%, 06/01/2031	1,000	875
County of Clark, Streets and Highway Project, Rev., 4.00%, 07/01/2043	4,465	4,123
County of Washoe, Sierra Pacific Power Company, Rev., AMT, 4.13%, 03/01/2036 (z)	9,000	9,018
Las Vegas Convention & Visitors Authority,
Series A, Rev., 5.00%, 07/01/2027	900	940
Series A, Rev., 5.00%, 07/01/2028	1,250	1,329
Series A, Rev., 5.00%, 07/01/2040	250	263
Series B, Rev., 4.00%, 07/01/2049	10,765	9,187
Series B, Rev., 5.00%, 07/01/2029	1,345	1,452
Series B, Rev., 5.00%, 07/01/2034	1,275	1,400
Series B, Rev., 5.00%, 07/01/2038	1,000	1,065
Series B, Rev., 5.00%, 07/01/2043	5,150	5,168
Las Vegas Valley Water District,
Series A, GO, 5.00%, 06/01/2026	1,500	1,532
Series A, GO, 5.00%, 06/01/2043	5,000	5,249
Series A, GO, 5.00%, 06/01/2044	5,000	5,221
Series D, GO, 5.00%, 06/01/2027	2,025	2,115
Las Vegas Valley Water District, Water Improvement, Series A, GO, 5.00%, 06/01/2046	5,000	5,003
State of Nevada, Series A, GO, 5.00%, 05/01/2042	8,400	8,797
Truckee Meadows Water Authority, Rev., 5.00%, 07/01/2034	2,000	2,278

		110,994

SEE NOTES TO FINANCIAL STATEMENTS.

182	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Hampshire — 0.6%
New Hampshire Business Finance Authority,
Rev., 3.63%, 08/20/2039	10,502	9,611
Rev., 4.06%, 11/20/2039 (z)	4,604	4,439
Rev., 4.13%, 01/20/2034	2,924	2,891
Rev., 4.25%, 07/20/2041	5,053	4,819
Rev., 4.38%, 09/20/2036	638	617
New Hampshire Business Finance Authority, Caritas Oregon Project, Series A, Rev., 4.13%, 08/15/2040 (e)	2,000	1,732
New Hampshire Business Finance Authority, Centurion Foundation, Rev., 5.05%, 06/15/2035 (e) (w)	2,055	2,058
New Hampshire Business Finance Authority, Centurion Foundation Woodway Drive, Rev., 4.53%, 10/15/2034 (e)	4,060	4,046
New Hampshire Business Finance Authority, Presbyterian Senior Living Project, Rev., 5.25%, 07/01/2048	750	753
New Hampshire Business Finance Authority, Saint Luke’s University Health, Rev., 4.00%, 08/15/2036	720	688
New Hampshire Business Finance Authority, Springpoint Senior Living,
Rev., 4.00%, 01/01/2026	270	270
Rev., 4.00%, 01/01/2027	250	250
Rev., 4.00%, 01/01/2028	290	289
Rev., 4.00%, 01/01/2029	300	298
Rev., 4.00%, 01/01/2030	280	277
Rev., 4.00%, 01/01/2031	870	856
New Hampshire Business Finance Authority, Sustainable Bond, Series B, Rev., AMT, 3.75%, 07/01/2045 (e) (z)	3,000	2,406
New Hampshire Business Finance Authority, Sustainable Bonds Municipal Certificates, Rev., 4.09%, 01/20/2041 (z)	6,586	6,253
New Hampshire Business Finance Authority, Sustainable Certificates,
Rev., HUD, 4.15%, 10/20/2040 (z)	4,965	4,797
Series 2, Rev., 3.88%, 01/20/2038	1,222	1,115
New Hampshire Business Finance Authority, Taxable Virginia Birmingham Care Center, Rev., 3.78%, 01/01/2036	2,000	1,405
New Hampshire Business Finance Authority, The Wildflower Project, Rev., Zero Coupon, 12/15/2033 (e)	1,960	1,181
New Hampshire Business Finance Authority, University of Nevada, Reno Project, Rev., BAM, 5.25%, 06/01/2051	1,875	1,921
New Hampshire Business Finance Authority, Winston-Salem Sustainable Energy,
Rev., 5.00%, 12/01/2035	4,105	4,437
Rev., 5.25%, 06/01/2043	4,000	4,066

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

New Hampshire — continued
New Hampshire Health and Education Facilities Authority Act,
Rev., 3.30%, 06/01/2040 (z)	2,500	2,507
Rev., 4.00%, 08/01/2043	5,000	4,428
Series B, Rev., AMT, 5.00%, 11/01/2043	1,220	1,242
New Hampshire Health and Education Facilities Authority Act, Dartmouth Hitchcock Obligation, Rev., BAM, 4.00%, 08/01/2033	5,000	5,006
New Hampshire Health and Education Facilities Authority Act, Granite Edvance Corporation, Rev., AMT, 4.00%, 11/01/2044	450	410
New Hampshire Housing Finance Authority, Social Bonds, Series A, Rev., GNMA/FNMA/FHLMC COLL, 6.00%, 07/01/2053	400	426
New Hampshire Housing Finance Authority, Sustainable Bonds, Series D, Rev., GNMA/FNMA/FHLMC, 6.50%, 07/01/2055	2,035	2,222

		77,716

New Jersey — 2.2%
Camden County Improvement Authority, Social Bonds, KIPP Cooper Norcross Academy,
Rev., 6.00%, 06/15/2042	530	554
Rev., 6.00%, 06/15/2047	1,000	1,036
City of Bayonne, Qualified General Improvement, GO, BAM, 5.00%, 07/01/2034 (p)	1,000	1,023
City of Newark, Series A, GO, 5.00%, 10/01/2028	750	799
Garden State Preservation Trust, Capital Appreciation, Series B, Rev., Zero Coupon, 11/01/2026	1,000	958
Gloucester County Improvement Authority, The Rowan University Fossil Park,
Rev., BAM, 4.00%, 07/01/2046	725	663
Rev., BAM, 4.00%, 07/01/2051	1,000	882
New Brunswick Parking Authority, City Guaranteed Parking, Series A, Rev., BAM, 5.00%, 09/01/2026	1,000	1,026
New Jersey Economic Development Authority,
Rev., 5.00%, 03/01/2028	785	828
Series A, Rev., 5.00%, 11/01/2027	2,500	2,620
Series AAA, Rev., 5.00%, 06/15/2036 (p)	1,000	1,034
Series AAA, Rev., 5.00%, 06/15/2041 (p)	500	517

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	183

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Jersey — continued
Series AAA, Rev., 5.50%, 06/15/2028	5,000	5,150
Series AAA, Rev., 5.50%, 06/15/2032 (p)	2,000	2,082
Series BBB, Rev., 5.50%, 06/15/2030 (p)	1,225	1,275
Series DDD, Rev., 5.00%, 06/15/2031 (p)	2,000	2,092
New Jersey Economic Development Authority, Middlesex Water Company,
Rev., AMT, 4.00%, 08/01/2059	4,200	3,413
Rev., AMT, 5.00%, 08/01/2059	3,000	2,942
New Jersey Economic Development Authority, New Jersey American Water Company, Inc.,
Rev., AMT, 1.10%, 11/01/2029 (z)	2,610	2,400
Series E, Rev., AMT, 0.85%, 12/01/2025	1,940	1,906
New Jersey Economic Development Authority, Port Newark Container, Rev., AMT, 5.00%, 10/01/2037	1,000	1,007
New Jersey Economic Development Authority, Portal North Bridge NJ Transit,
Rev., 5.00%, 11/01/2038	5,345	5,598
Rev., 5.00%, 11/01/2052	6,190	6,230
Rev., 5.25%, 11/01/2041	6,000	6,252
New Jersey Economic Development Authority, School Facilities Construction,
Series EEE, Rev., 5.00%, 06/15/2032	1,500	1,568
Series GGG, Rev., 5.25%, 09/01/2026 (e)	8,000	8,220
New Jersey Economic Development Authority, Self Designated Social Bonds,
Series QQQ, Rev., 5.00%, 06/15/2026	555	566
Series QQQ, Rev., 5.00%, 06/15/2027	410	427
Series QQQ, Rev., 5.00%, 06/15/2028	400	424
New Jersey Economic Development Authority, State House Project,
Series B, Rev., 5.00%, 06/15/2027	10,690	11,140
Series B, Rev., 5.00%, 06/15/2028	8,635	9,144
New Jersey Economic Development Authority, Sustainable Bonds, Series QQQ, Rev., 4.00%, 06/15/2037	2,400	2,303
New Jersey Educational Facilities Authority, Higher Education Capital Improvement Fund Issue,
Rev., 5.00%, 09/01/2038	1,000	1,061
Rev., 5.00%, 09/01/2040	2,200	2,297
New Jersey Educational Facilities Authority, Montclair State University, Series D, Rev., 5.00%, 07/01/2028	2,000	2,003
New Jersey Educational Facilities Authority, Princeton University,
Series A, Rev., 5.00%, 07/01/2064 (z)	1,430	1,600

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

New Jersey — continued
Series I, Rev., 5.00%, 07/01/2036	1,015	1,039
New Jersey Educational Facilities Authority, Princeton University Revenue, Rev., 5.00%, 03/01/2044	2,250	2,358
New Jersey Educational Facilities Authority, Ramapo College of New Jersey, Series A, Rev., 5.00%, 07/01/2035	200	219
New Jersey Health Care Facilities Financing Authority, Rev., 5.00%, 07/01/2036	7,500	8,259
New Jersey Health Care Facilities Financing Authority, Atlanticare Health System Obligated, Rev., 5.00%, 07/01/2032	2,070	2,252
New Jersey Health Care Facilities Financing Authority, Atlanticare Health System Obligation, Rev., 3.00%, 07/01/2051	1,715	1,186
New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group,
Rev., 4.25%, 07/01/2054	1,875	1,693
Rev., 5.25%, 07/01/2044	8,780	9,256
New Jersey Higher Education Student Assistance Authority,
Series B, Rev., AMT, 5.00%, 12/01/2027	1,340	1,381
Series B, Rev., AMT, 5.00%, 12/01/2028	1,480	1,540
Series B, Rev., AMT, 5.00%, 12/01/2029	1,440	1,511
New Jersey Higher Education Student Assistance Authority, Senior,
Series A, Rev., AMT, 3.50%, 12/01/2039	1,585	1,537
Series B, Rev., AMT, 4.00%, 12/01/2041	640	631
Series B, Rev., AMT, 4.00%, 12/01/2044	2,200	2,048
Series B, Rev., AMT, 4.25%, 12/01/2045	3,880	3,783
Series B, Rev., AMT, 5.00%, 12/01/2027	1,060	1,092
New Jersey Higher Education Student Assistance Authority, Senior Bond,
Series 1B, Rev., AMT, 4.50%, 12/01/2045	5,715	5,661
Series 1A, Rev., AMT, 5.00%, 12/01/2034	3,000	3,129
New Jersey Higher Education Student Assistance Authority, Subordinated, Series C, Rev., AMT, 4.00%, 12/01/2048	1,195	986
New Jersey Housing & Mortgage Finance Agency, Series E, Rev., 3.50%, 04/01/2051	1,570	1,564

SEE NOTES TO FINANCIAL STATEMENTS.

184	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Jersey — continued
New Jersey Housing & Mortgage Finance Agency, New Irvine Turner Apartments, Rev., HUD, 3.67%, 02/01/2026	550	551
New Jersey Housing & Mortgage Finance Agency, Social Bond, Rev., 5.00%, 10/01/2053	160	165
New Jersey Housing & Mortgage Finance Agency, Social Bonds, Series H, Rev., 3.00%, 10/01/2052	615	601
New Jersey Housing & Mortgage Finance Agency, Sustainable Bond, Series K, Rev., 4.55%, 10/01/2044	665	642
New Jersey Housing and Mortgage Finance Agency, Sustainable Bonds,
Series M, Rev., 4.75%, 10/01/2040 (w)	3,500	3,506
Series M, Rev., 6.50%, 04/01/2056 (w)	3,425	3,833
New Jersey Transportation Trust Fund Authority,
Rev., 5.25%, 06/15/2046 (p)	14,455	15,809
Series A, Rev., 5.00%, 06/15/2029	1,550	1,668
Series A, Rev., 5.00%, 06/15/2030	3,000	3,276
Series A, Rev., 5.00%, 06/15/2034	6,590	7,300
Series AA, Rev., 4.00%, 06/15/2040	3,750	3,526
Series AA, Rev., 5.00%, 06/15/2035	3,000	3,230
Series AA, Rev., 5.00%, 06/15/2045	660	666
Series AA, Rev., 5.25%, 06/15/2041	1,250	1,326
Series BB, Rev., 5.00%, 06/15/2032	2,000	2,104
New Jersey Transportation Trust Fund Authority, Capital Appreciation,
Series A, Rev., TRAN, BAM, Zero Coupon, 12/15/2038	1,000	562
Series C, Rev., TRAN, AMBAC, Zero Coupon, 12/15/2026	1,455	1,393
New Jersey Transportation Trust Fund Authority, Program B, Rev., 5.00%, 06/15/2037	2,000	2,125
New Jersey Transportation Trust Fund Authority, Transportation Program,
Series BB, Rev., 5.00%, 06/15/2036	3,000	3,239
Series BB, Rev., 5.00%, 06/15/2040	8,120	8,469
Series CC, Rev., 5.00%, 06/15/2041	3,500	3,633
Series CC, Rev., 5.25%, 06/15/2055	5,700	5,828
New Jersey Transportation Trust Fund Authority, Transportation Program Bonds, Rev., 5.00%, 06/15/2035	500	536
New Jersey Transportation Trust Fund Authority, Transportation System, Series A, Rev., 5.00%, 06/15/2038	500	528
New Jersey Transportation Trust Fund Authority, Transportation System Bond,
Rev., 4.00%, 12/15/2039	2,000	1,888
Rev., 5.00%, 12/15/2028	1,000	1,068
Rev., 5.00%, 12/15/2031	1,560	1,671

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

New Jersey — continued
New Jersey Transportation Trust Fund Authority, Unrefunded Transportation Program, Rev., 5.00%, 06/15/2046	5,000	5,001
New Jersey Turnpike Authority,
Rev., 5.00%, 01/01/2042	10,000	10,487
Series A, Rev., 5.00%, 01/01/2045	2,500	2,608
Series B, Rev., 4.50%, 01/01/2048	1,750	1,693
Series B, Rev., 5.00%, 01/01/2034	2,035	2,294
Series D, Rev., 5.00%, 01/01/2028	1,900	1,955
Newark Board of Education, Sustainability Bonds,
GO, BAM, 4.00%, 07/15/2034	400	409
GO, BAM, 4.00%, 07/15/2035	410	416
GO, BAM, 4.00%, 07/15/2036	425	428
GO, BAM, 4.00%, 07/15/2037	430	430
North Hudson Sewerage Authority, Senior Lien Lease Certificates,
Rev., 5.00%, 06/01/2039	1,100	1,203
Rev., 5.00%, 06/01/2040	1,100	1,190
Rev., 5.00%, 06/01/2041	1,000	1,067
Rev., 5.00%, 06/01/2042	1,000	1,055
South Jersey Port Corp., Marine Terminal, Series B, Rev., AMT, 5.00%, 01/01/2026	1,015	1,022
South Jersey Port Corp., Marine Terminal, Subordinated, Series B, Rev., AMT, 5.00%, 01/01/2037	1,000	1,011
South Jersey Port Corp., Subordinate Marine Term, Series B, Rev., AMT, 5.00%, 01/01/2032	2,140	2,200
South Jersey Port Corp., Subordinate, Marine Terminal,
Series B, Rev., AMT, 5.00%, 01/01/2033	1,220	1,250
Series B, Rev., AMT, 5.00%, 01/01/2034	1,250	1,274
Series B, Rev., AMT, 5.00%, 01/01/2036	1,000	1,013
South Jersey Transportation Authority,
Series A, Rev., 5.00%, 11/01/2030	500	538
Series A, Rev., 5.00%, 11/01/2033	1,215	1,285
Series A, Rev., BAM, 5.00%, 11/01/2041	2,925	2,995
South Jersey Transportation Authority, Transportation System, Rev., BAM, 5.25%, 11/01/2052	3,100	3,206
State of New Jersey, Covid-19 Emergency Bonds, General Obligations,
Series A, GO, 4.00%, 06/01/2030	2,000	2,108
Series A, GO, 5.00%, 06/01/2028	4,245	4,523
The Gloucester County Improvement Authority, Rowan University Project, Rev., BAM, 5.00%, 07/01/2044	900	926

		276,895

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	185

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Mexico — 0.3%
City of Farmington NM, Rev., 3.88%, 06/01/2040 (z)	6,750	6,850
City of Farmington, Four Corners Project, Rev., 1.80%, 04/01/2029	3,000	2,751
City of Farmington, Public Service Company, San Juan, Rev., 3.90%, 06/01/2040 (z)	1,000	1,012
City of Farmington, San Juan and Four Corners, Rev., 2.15%, 04/01/2033	4,890	4,105
New Mexico Educational Assistance Foundation, Series 1A, Rev., AMT, 2.05%, 09/01/2051	170	152
New Mexico Finance Authority, Senior Lien Public Project, Series C, Rev., 4.00%, 06/01/2028	1,070	1,082
New Mexico Hospital Equipment Loan Council,
Rev., 5.00%, 06/01/2030	1,050	1,111
Rev., 5.00%, 06/01/2032	1,000	1,042
Series A, Rev., 5.00%, 08/01/2044	3,185	3,156
New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare, Rev., 4.00%, 08/01/2037	500	478
New Mexico Mortgage Finance Authority, Series C, Rev., GNMA/FNMA/FHLMC, 4.70%, 09/01/2049	1,955	1,887
New Mexico Mortgage Finance Authority, Single Family Mortgage Program,
Rev., GNMA/FNMA/FHLMC COLL, 5.75%, 03/01/2054	575	615
Series C, Rev., GNMA/FNMA/FHLMC, 4.00%, 01/01/2049	115	115
New Mexico Municipal Energy Acquisition Authority, Rev., 5.00%, 06/01/2054 (z)	4,470	4,738
Santa Fe Public School District, GO, 5.00%, 08/01/2029	1,375	1,451
Winrock Town Center, Increment Development District No 1, Senior Lien, Tax Allocation, 4.25%, 05/01/2040 (e)	1,750	1,578

		32,123

New York — 12.9%
Battery Park City Authority, Series B, Rev., 5.00%, 11/01/2036	2,000	2,238
Broome County, Local Development Corp., United Health Services Hospital,
Rev., 4.00%, 04/01/2039	2,750	2,575
Rev., 5.00%, 04/01/2026	500	507
Build C Resource Corp., Success Academy Charter School,
Rev., 4.00%, 09/01/2042	1,200	1,084
Rev., 4.00%, 09/01/2043	1,000	896
Rev., 5.00%, 09/01/2036	1,660	1,747
Rev., 5.00%, 09/01/2037	1,475	1,542

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
Rev., 5.00%, 09/01/2039	1,125	1,159
Build NYC Resource Corp., Rev., 5.00%, 07/01/2026	325	325
Build NYC Resource Corp., Family Life Academy Charter, Series A1, Rev., 5.25%, 06/01/2040 (e)	1,220	1,138
Build NYC Resource Corp., Family Life Academy Charter Project, Rev., 7.25%, 06/01/2055 (e)	250	259
Build NYC Resource Corp., Friends of Hellenic Classical, Series A, Rev., 4.00%, 12/01/2031 (e)	700	664
Build NYC Resource Corp., Grand Concourse Academy Charter School,
Rev., 5.00%, 07/01/2042	555	540
Rev., 5.00%, 07/01/2052	700	646
City of Long Beach,
Series A, GO, 5.00%, 09/01/2025	1,990	1,994
Series A, GO, 5.00%, 09/01/2027	1,500	1,573
City of New York,
Series A1, GO, 4.00%, 08/01/2034	3,000	3,046
Series A1, GO, 4.00%, 08/01/2036	1,000	1,001
Series A1, GO, 5.00%, 08/01/2029	2,900	3,154
Series A1, GO, 5.00%, 09/01/2034	2,000	2,200
Series A1, GO, 5.00%, 08/01/2041	3,000	3,074
Series A1, GO, 5.25%, 09/01/2042	8,715	9,175
Series B1, GO, 5.00%, 08/01/2031	1,000	1,112
Series B1, GO, 5.00%, 10/01/2031	500	557
Series B1, GO, 5.00%, 08/01/2035	90	98
Series B1, GO, 5.25%, 10/01/2047	3,000	3,097
Series C1, GO, 5.00%, 08/01/2031	500	547
Series C4, GO, 5.00%, 10/01/2027	5,000	5,265
Series C, GO, 5.00%, 08/01/2027	2,000	2,097
Series C, GO, 5.00%, 03/01/2042	1,340	1,400
Series C, GO, 5.25%, 03/01/2053	15,140	15,654
Series D1, GO, 5.00%, 12/01/2031	1,380	1,461
Series D1, GO, 5.00%, 12/01/2036	11,955	12,370
Series E, GO, 5.00%, 08/01/2028	1,625	1,738
Series E, GO, 5.00%, 08/01/2033	2,000	2,110
Series F1, GO, 3.00%, 03/01/2035	2,135	1,982
Series F1, GO, 5.00%, 03/01/2043	1,000	1,026
Series G1, GO, 5.00%, 02/01/2043	1,000	1,041
City of New York NY,
GO, 5.00%, 08/01/2031	6,000	6,674
GO, 5.00%, 09/01/2041	1,000	1,056
City of New York, Fiscal 2001,
Series 2, GO, VRDO, 3.90%, 07/07/2025 (z)	120	120
Series 3, GO, VRDO, 3.90%, 07/01/2025 (z)	11,590	11,590
City of New York, Fiscal 2020, Series B1, GO, 5.00%, 10/01/2038	5,000	5,195
City of New York, Fiscal 2021,
Series C, GO, 4.00%, 08/01/2037	450	447

SEE NOTES TO FINANCIAL STATEMENTS.

186	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Series C, GO, 5.00%, 08/01/2035	4,740	5,063
City of New York, Fiscal 2022,
GO, 5.25%, 05/01/2039	200	215
GO, 5.25%, 05/01/2041	2,000	2,115
GO, 5.50%, 05/01/2044	1,000	1,061
Series D3, GO, VRDO, 4.05%, 07/01/2025 (z)	5,000	5,000
City of New York, Fiscal 2024, Series A, GO, 5.00%, 08/01/2028	360	385
City of New York, Subordinated,
Series E1, GO, 4.00%, 04/01/2050	8,500	7,403
Series F1, GO, 5.00%, 08/01/2025	390	391
Series F1, GO, 5.00%, 08/01/2027	1,750	1,835
Series F1, GO, 5.00%, 08/01/2028	350	374
City of Yonkers,
Series F, GO, BAM, 5.00%, 11/15/2038	500	538
Series F, GO, BAM, 5.00%, 11/15/2039	1,000	1,069
County of Nassau,
Series A, GO, 4.00%, 04/01/2046	1,300	1,173
Series B, GO, BAM, 5.00%, 10/01/2027	1,450	1,485
Dutchess County, Local Development Corp., Health Quest System, Inc. Project, Series B, Rev., 5.00%, 07/01/2046	6,250	5,995
Empire State Development Corp., Series A, Rev., 5.00%, 03/15/2051	4,525	4,622
Hempstead Town Local Development Corp., Evergreen Charter School Project, Series A, Rev., 5.25%, 06/15/2042	4,000	3,997
Hudson Yards Infrastructure Corp.,
Series A, Rev., 4.00%, 02/15/2047	9,335	8,246
Series A, Rev., 5.00%, 02/15/2045	2,210	2,214
Long Island Power Authority,
Rev., 5.00%, 09/01/2042	2,070	2,088
Series A, Rev., 5.00%, 09/01/2037	1,250	1,325
Series B, Rev., 1.50%, 09/01/2051 (z)	8,200	8,016
Long Island Power Authority, Green Bond, Series E, Rev., 5.00%, 09/01/2048	2,440	2,471
Long Island Power Authority, Notes, Rev., 1.00%, 09/01/2025	2,680	2,666
Metropolitan Transportation Authority,
Rev., (United States SOFR * 0.67 + 0.80%), 3.75%, 11/01/2032 (aa)	430	430
Rev., BAM, 4.00%, 11/15/2048	4,415	3,798
Rev., 5.00%, 11/15/2049	2,000	1,981
Special Tax, 5.25%, 11/15/2042	2,140	2,298
Special Tax, 5.25%, 11/15/2045	8,500	8,962
Series A2, Rev., 5.00%, 11/15/2045 (z)	4,500	4,756
Series A, Rev., 5.25%, 11/15/2030	1,475	1,516
Series A, Rev., 5.25%, 11/15/2034	8,000	8,158
Series B, Rev., 5.00%, 11/15/2025	540	544
Series C1, Rev., 5.00%, 11/15/2056	3,100	2,995
Series D, Rev., BAM, 4.00%, 11/15/2042	3,295	2,959

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
Series D, Rev., 5.00%, 11/15/2027	1,200	1,232
Series E1, Rev., VRDO, LOC: Barclays Bank plc, 3.90%, 07/01/2025 (z)	8,510	8,510
Metropolitan Transportation Authority Dedicated Tax Fund, Sustainable Bond, Series A, Special Tax, 5.25%, 11/15/2054	2,790	2,895
Metropolitan Transportation Authority, Build America Bonds, Rev., 6.67%, 11/15/2039	2,500	2,704
Metropolitan Transportation Authority, Green Bond,
Series A2, Rev., 5.00%, 11/15/2027	1,085	1,114
Series C2, Rev., Zero Coupon, 11/15/2032	500	381
Series C, Rev., 5.00%, 11/15/2040	2,465	2,519
Series E, Rev., 4.00%, 11/15/2045	60	52
Series E, Rev., 5.00%, 11/15/2029	250	270
Metropolitan Transportation Authority, Green Bonds,
Series A2, Rev., 5.00%, 11/15/2025	1,000	1,006
Series B1, Rev., 5.00%, 11/15/2046	2,000	2,006
Series D1, Rev., 5.00%, 11/15/2043	2,000	2,023
Series D3, Rev., 4.00%, 11/15/2049	1,000	846
Metropolitan Transportation Authority, Green Bonds, Subordinated, Series B1, Rev., 5.00%, 11/15/2036	10,000	10,137
Metropolitan Transportation Authority, Sustainable Bond,
Series A, Rev., 5.25%, 11/15/2049	2,000	2,043
Series C1, Rev., 4.00%, 11/15/2031	2,450	2,472
Series E, Rev., 5.00%, 11/15/2033	2,400	2,585
Metropolitan Transportation Authority, Transportation Green Bonds, Series B, Rev., 5.00%, 11/15/2026	1,720	1,768
Monroe County Industrial Development Corp., Andrews Terrace Community, Rev., HUD, 5.00%, 07/01/2028 (z)	3,915	4,065
Monroe County Industrial Development Corp., Rochester Regional Health Project,
Rev., 5.00%, 12/01/2027	1,000	1,041
Rev., 5.00%, 12/01/2028	1,700	1,795
Rev., 5.00%, 12/01/2029	1,900	2,025
Monroe County Industrial Development Corp., University of Rochester Project, Series A, Rev., 5.00%, 07/01/2053	13,650	13,743
MTA Hudson Rail Yards Trust Obligations,
Series A, Rev., 5.00%, 11/15/2051	10,000	10,000
Series A, Rev., 5.00%, 11/15/2056	2,000	1,996
New York City Health and Hospitals Corp.,
Series A, Rev., 5.00%, 02/15/2026	6,055	6,136
Series A, Rev., 5.00%, 02/15/2027	5,360	5,563
New York City Housing Development Corp.,
Rev., HUD, 3.70%, 05/01/2064 (z)	2,450	2,484

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	187

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Rev., 4.00%, 12/15/2031	205	210
Series E, Rev., 3.30%, 05/01/2055 (z)	2,930	2,930
New York City Housing Development Corp., 8 Spruce Street, Rev., 5.25%, 12/15/2031	1,000	1,024
New York City Housing Development Corp., Sustainable Bond,
Series A2, Rev., 3.25%, 11/01/2064 (z)	2,725	2,706
Series E2, Rev., 3.80%, 11/01/2063 (z)	1,300	1,315
New York City Housing Development Corp., Sustainable Development Bonds, Rev., 3.75%, 05/01/2065 (z)	15,550	15,653
New York City Industrial Development Agency, Queens Baseball Stadium Project,
Rev., 2.00%, 01/01/2038	675	487
Rev., 3.00%, 01/01/2040	250	203
Series A, Rev., 4.00%, 01/01/2032	1,000	1,024
Series A, Rev., 5.00%, 01/01/2027	625	644
Series A, Rev., 5.00%, 01/01/2029	1,000	1,066
Series A, Rev., 5.00%, 01/01/2030	1,500	1,620
New York City Industrial Development Agency, Yankee Stadium Project Pilot,
Rev., 4.00%, 03/01/2045	8,825	7,965
Rev., 5.00%, 03/01/2028	1,250	1,318
Rev., 5.00%, 03/01/2029	1,500	1,604
Rev., 5.00%, 03/01/2030	3,900	4,219
New York City Municipal Water Finance Authority,
Series AA1, Rev., 5.25%, 06/15/2052	4,610	4,746
Series AA3, Rev., 5.00%, 06/15/2047	4,065	4,132
Series CC1, Rev., 4.00%, 06/15/2052	5,000	4,317
Series DD, Rev., 5.00%, 06/15/2034	1,920	2,158
New York City Municipal Water Finance Authority, Second General Resolution,
Rev., VRDO, LIQ: State Street Bank & Trust Co., 3.60%, 07/01/2025 (z)	10,000	10,000
Rev., VRDO, 3.75%, 07/01/2025 (z)	26,010	26,010
Rev., VRDO, 3.90%, 07/01/2025 (z)	8,000	8,000
Rev., 4.00%, 06/15/2051	9,205	7,986
Rev., 5.00%, 06/15/2037	2,000	2,219
Rev., 5.00%, 06/15/2044	2,755	2,853
Rev., 5.25%, 06/15/2054	5,000	5,159
Series BB, Rev., 3.90%, 06/15/2049 (z)	29,190	29,190
Series BB, Rev., 5.00%, 06/15/2043	5,535	5,817
Series CC1, Rev., 5.00%, 06/15/2049	5,000	5,031
New York City Municipal Water Finance Authority, Subordinate Fiscal 2025, Series AA, Rev., 5.25%, 06/15/2053	15,890	16,531
New York City Municipal Water Finance Authority, Subordinated Second General Resolution, Rev., VRDO, 3.90%, 07/01/2025 (z)	4,300	4,300

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
New York City Transitional Finance Authority,
Rev., 5.00%, 11/01/2027	4,490	4,737
Rev., 5.00%, 05/01/2030	2,000	2,203
Rev., 5.00%, 05/01/2038	4,900	5,315
Rev., 5.00%, 11/01/2038	3,485	3,776
Rev., 5.00%, 05/01/2041	6,000	6,343
Rev., 5.25%, 05/01/2048	5,165	5,376
Rev., 5.25%, 05/01/2049	3,000	3,118
New York City Transitional Finance Authority Building Aid Revenue, Fiscal 2015, Subordinate, Series S, Rev., 5.00%, 07/15/2040	17,800	17,802
New York City Transitional Finance Authority Building Aid Revenue, Fiscal Year 2015, Series S1, Rev., 5.00%, 07/15/2035	585	585
New York City Transitional Finance Authority Building Aid Revenue, Subordinate,
Series S1, Rev., 4.00%, 07/15/2034	1,000	1,015
Series S1, Rev., 5.00%, 07/15/2043	1,505	1,511
New York City Transitional Finance Authority Building Aid Revenue, Subordinate Fiscal 2015, Series S, Rev., 5.00%, 07/15/2028	2,060	2,063
New York City Transitional Finance Authority Future Tax Secured, Rev., 5.00%, 08/01/2029	1,000	1,089
New York City Transitional Finance Authority Future Tax Secured Revenue,
Rev., 4.00%, 08/01/2036	11,260	11,257
Rev., 5.00%, 11/01/2028	600	645
Series A4, Rev., VRDO, 3.90%, 07/01/2025 (z)	11,200	11,200
Series B1, Rev., 4.00%, 08/01/2042	17,500	16,081
Series E1, Rev., 3.00%, 02/01/2028	730	733
Series F1, Rev., 5.00%, 02/01/2039	3,000	3,174
Series F1, Rev., 5.00%, 02/01/2041	2,000	2,110
Series F1, Rev., 5.00%, 02/01/2045	5,000	5,153
Series F1, Rev., 5.00%, 02/01/2046	3,335	3,426
New York City Transitional Finance Authority Future Tax Secured Revenue, Future Tax Secured,
Rev., 4.00%, 11/01/2035	7,000	7,038
Series A3, Rev., 4.00%, 08/01/2043	5,645	5,115
New York City Transitional Finance Authority Future Tax Secured Revenue, Future Tax Secured Subordinate, Series B1, Rev., 5.00%, 08/01/2038	1,000	1,010
New York City Transitional Finance Authority Future Tax Secured Revenue, Future Tax Subordinated,
Series A3, Rev., 4.00%, 08/01/2042	2,500	2,298

SEE NOTES TO FINANCIAL STATEMENTS.

188	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Series E1, Rev., 4.00%, 02/01/2041	12,000	11,022
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate,
Rev., 4.00%, 05/01/2038	2,000	1,965
Rev., 5.00%, 11/01/2025	255	257
Series B1, Rev., 4.00%, 08/01/2036	7,415	7,426
Series DS, Rev., 4.00%, 11/01/2038	4,000	3,902
Series E1, Rev., 4.00%, 02/01/2046	2,000	1,773
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Future Tax Secured, Rev., 4.00%, 11/01/2040	5,000	4,715
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Multi Modal, Series A, Rev., 5.00%, 05/01/2040	1,000	1,056
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate, Future Tax Secured, Rev., 3.75%, 11/01/2025	8,000	7,980
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinated,
Rev., 5.00%, 11/01/2026	1,000	1,031
Rev., 5.00%, 05/01/2031	1,000	1,097
Rev., 5.25%, 08/01/2042	3,000	3,169
Series A3, Rev., 4.00%, 05/01/2042	2,000	1,845
Series A3, Rev., 5.00%, 08/01/2040	1,720	1,744
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinated Bonds, Rev., VRDO, 3.75%, 07/01/2025 (z)	22,900	22,900
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinated Future Tax Secured,
Rev., VRDO, 3.85%, 07/01/2025 (z)	15,000	15,000
Rev., VRDO, 4.05%, 07/01/2025 (z)	7,000	7,000
New York City Transitional Finance Authority, Fiscal 2025,
Series D, Rev., 5.00%, 05/01/2035	900	1,012
Series D, Rev., 5.00%, 05/01/2036	1,540	1,711
New York City Transitional Finance Authority, Multi Modal Bonds Subordinate, Rev., 5.00%, 05/01/2039	1,500	1,603
New York City Transitional Finance Authority, Subordinate,
Series D1, Rev., 5.00%, 11/01/2034	4,410	4,965
Series D1, Rev., 5.00%, 11/01/2037	715	779
Series D1, Rev., 5.00%, 11/01/2039	3,000	3,205
New York City Transitional Finance Authority, Subordinate Fiscal 2025,
Rev., 5.00%, 11/01/2032	1,315	1,482
Rev., 5.00%, 11/01/2034	1,965	2,223

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
Rev., 5.00%, 11/01/2038	4,100	4,458
Series H, Rev., 5.00%, 11/01/2042	1,000	1,050
Series H, Rev., 5.25%, 11/01/2045	1,500	1,583
New York City Transitional Finance Authority, Subordinated Bonds,
Series E, Rev., 5.00%, 11/01/2039	6,000	6,428
Series E, Rev., 5.00%, 11/01/2042	900	944
Series E, Rev., 5.00%, 11/01/2043	2,485	2,588
Series E, Rev., 5.00%, 11/01/2053	4,500	4,568
New York City Transitional Finance Authority, Subordinated Future Tax,
Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.87%, 07/07/2025 (z)	38,215	38,215
Rev., VRDO, 3.75%, 07/01/2025 (z)	11,100	11,100
Rev., 5.00%, 11/01/2034	2,465	2,791
Rev., 5.00%, 11/01/2039	3,780	4,049
Series CS, Rev., 5.00%, 05/01/2045	5,000	5,162
New York City Trust for Cultural Resources, Refunding Lincoln Center, Series A, Rev., 5.00%, 12/01/2032	500	545
New York City Water & Sewer System,
Series BB1, Rev., 5.00%, 06/15/2049	500	503
Series FF, Rev., 5.00%, 06/15/2041	2,000	2,075
New York City Water & Sewer System, Second General Resolution,
Rev., 5.00%, 06/15/2026	1,005	1,028
Rev., 5.00%, 06/15/2029	535	584
Series CC1, Rev., 5.00%, 06/15/2048	2,730	2,740
Series CC1, Rev., 5.25%, 06/15/2037	2,345	2,403
Series DD1, Rev., 5.00%, 06/15/2048	3,115	3,129
Series DD2, Rev., 5.00%, 06/15/2040	2,000	2,035
Series DD, Rev., 5.00%, 06/15/2047	6,680	6,695
New York City Water & Sewer System, Various Second General Resolution, Series BB4, Rev., VRDO, 3.90%, 07/01/2025 (z)	12,800	12,800
New York City Water & Sewer System, Water and Sewer System Revenue Second General Resolution, Series BB2, Rev., 4.00%, 06/15/2042	1,180	1,091
New York Liberty Development Corp.,
Series 1WTC, Rev., 3.00%, 02/15/2042	1,755	1,362
Series 1WTC, Rev., 4.00%, 02/15/2043	4,985	4,562
New York Liberty Development Corp., 3 World Trade Center, Rev., 5.38%, 11/15/2040 (e)	1,945	1,945
New York Liberty Development Corp., 7 World Trade Center Project, Rev., 3.13%, 09/15/2050	3,000	2,151
New York Liberty Development Corp., Goldman Sachs Headquarters, Rev., 5.25%, 10/01/2035	19,150	21,473

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	189

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
New York Liberty Development Corp., World Trade Center Project, Series 1, Rev., 5.00%, 11/15/2044 (e)	32,100	31,369
New York Power Authority,
Rev., 4.00%, 11/15/2049	2,000	1,753
Rev., 5.00%, 11/15/2041	1,500	1,612
New York Power Authority, Green Transmission Project,
Rev., 5.00%, 11/15/2028	1,000	1,083
Rev., 5.00%, 11/15/2034	635	702
Rev., 5.00%, 11/15/2035	1,250	1,369
New York State Dormitory Authority,
Rev., 5.00%, 10/01/2025	1,350	1,357
Rev., 5.00%, 10/01/2026	875	901
Rev., 5.00%, 07/01/2035	750	851
Rev., 5.00%, 10/01/2037	1,000	1,070
Rev., 5.00%, 10/01/2039	860	905
Series A1, Rev., 5.00%, 03/15/2036	2,500	2,750
Series A, Rev., 4.00%, 03/15/2039	1,000	972
Series A, Rev., 4.00%, 03/15/2054	8,090	6,983
Series A, Rev., 5.00%, 03/15/2029 (p)	1,070	1,157
Series A, Rev., 5.00%, 03/15/2034	2,000	2,039
Series A, Rev., 5.00%, 03/15/2036	1,765	1,949
Series A, Rev., 5.00%, 03/15/2040	1,000	1,023
Series A, Rev., 5.00%, 02/15/2043	3,000	3,008
Series A, Rev., 5.00%, 03/15/2044	2,460	2,546
New York State Dormitory Authority, Bidding Group 3, Series A, Rev., 5.00%, 03/15/2054	14,205	14,351
New York State Dormitory Authority, Cornell University, Series A, Rev., 5.50%, 07/01/2054	5,000	5,269
New York State Dormitory Authority, Exchange Bonds, Series C, Rev., 5.00%, 07/01/2031	1,227	1,363
New York State Dormitory Authority, General Purpose, Series D, Rev., 5.00%, 02/15/2026 (p)	95	96
New York State Dormitory Authority, Green Bond, Cornell University, Rev., 5.00%, 07/01/2034	1,100	1,262
New York State Dormitory Authority, Group 2,
Series A, Rev., 5.00%, 03/15/2033	2,000	2,169
Series A, Rev., 5.00%, 03/15/2036	2,015	2,102
New York State Dormitory Authority, Group 3, Series A, Rev., 5.00%, 03/15/2037	5,000	5,191
New York State Dormitory Authority, Icahn School of Medicine at Mount Sinai, Rev., 5.00%, 07/01/2040	1,500	1,497
New York State Dormitory Authority, Memorial Sloan Kettering Cancer Center, Rev., 5.00%, 07/01/2042	5,000	5,054

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
New York State Dormitory Authority, Montefiore Obligated Group,
Series A, Rev., 5.00%, 08/01/2025	1,000	1,001
Series A, Rev., 5.00%, 08/01/2026	900	916
Series A, Rev., 5.00%, 08/01/2031	1,010	1,036
New York State Dormitory Authority, Northwell Health Obligated,
Rev., 5.00%, 05/01/2034	13,180	14,600
Rev., 5.25%, 05/01/2054	5,000	5,089
New York State Dormitory Authority, Northwell Health Obligated Group,
Rev., 4.00%, 05/01/2045	6,500	5,815
Rev., 4.25%, 05/01/2052	4,930	4,319
Rev., 5.00%, 05/01/2052	3,000	2,972
New York State Dormitory Authority, Refunded General Purpose, Series B, Rev., 5.00%, 02/15/2026 (p)	2,835	2,872
New York State Dormitory Authority, Second Bond Financing Program,
Rev., 5.00%, 10/01/2029	2,000	2,177
Rev., 5.00%, 10/01/2030	2,670	2,952
Rev., 5.00%, 10/01/2036	260	277
New York State Dormitory Authority, St John’s University, Series A, Rev., 4.00%, 07/01/2048	1,000	839
New York State Dormitory Authority, Unrefunded, Series A, Rev., 5.00%, 03/15/2029	1,930	2,088
New York State Dormitory Authority, Unrefunded 2024 Bidding Group, Rev., 5.00%, 03/15/2029	2,000	2,164
New York State Dormitory Authority, Unrefunded General Purpose, Series D, Rev., 5.00%, 02/15/2026 (p)	5	5
New York State Dormitory Authority, Unrefunded Group 2, Series E, Rev., 5.00%, 03/15/2028 (p)	1,000	1,066
New York State Dormitory Authority, White Plains Hospital Obligated,
Rev., 5.00%, 10/01/2039	750	801
Rev., 5.25%, 10/01/2040	500	541
Rev., 5.25%, 10/01/2041	525	563
Rev., 5.25%, 10/01/2049	2,025	2,038
New York State Dormitory Authority, Yeshiva University, Series A, Rev., 5.00%, 07/15/2037	2,500	2,576
New York State Energy Research & Development Authority, Rochester Gas & Electric,
Series A, Rev., 3.80%, 08/01/2032 (w)	6,710	6,759
Series B, Rev., 3.80%, 08/01/2032 (w)	6,240	6,286
Series C, Rev., 3.80%, 08/01/2032 (w)	6,750	6,800

SEE NOTES TO FINANCIAL STATEMENTS.

190	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
New York State Environmental Facilities Corp., Green Bond 2010 Master Financing Project,
Rev., 5.00%, 09/15/2028	575	619
Rev., 5.00%, 09/15/2031	250	283
New York State Environmental Facilities Corp., Solid Waste Disposal Revenue, Casella Waste System, Inc. Project, Rev., AMT, 2.75%, 09/01/2050 (e) (z)	250	249
New York State Housing Finance Agency, Housing 160 West 62nd Street, Rev., 3.60%, 11/01/2044 (z)	2,805	2,801
New York State Housing Finance Agency, Sustainability Bonds,
Series B, Rev., HUD, SONYMA, 3.60%, 11/01/2062 (z)	1,705	1,705
Series J, Rev., HUD, SONYMA, 1.10%, 11/01/2061 (z)	4,045	3,857
New York State Housing Finance Agency, Sustainable Bonds, Series B2, Rev., HUD, SONYMA, 3.60%, 11/01/2064 (z)	11,000	11,022
New York State Thruway Authority,
Series A1, Rev., 4.00%, 03/15/2041	500	466
Series A1, Rev., 5.00%, 03/15/2033	1,000	1,097
New York State Thruway Authority, Group 2, Series N, Rev., 4.00%, 01/01/2041	3,120	2,921
New York State Thruway Authority, Junior Lien, Series A, Rev., 5.00%, 01/01/2041	6,000	5,994
New York State Urban Development Corp.,
Series A, Rev., 4.00%, 03/15/2042	2,000	1,846
Series E, Rev., 4.00%, 03/15/2046	10,000	8,860
New York State Urban Development Corp., Bidding Group 4, Series A, Rev., 3.00%, 03/15/2050	4,000	2,822
New York State Urban Development Corp., Group 2, Series E, Rev., 4.00%, 03/15/2038	1,000	982
New York State Urban Development Corp., Personal Income Tax,
Rev., 4.00%, 03/15/2037	2,000	1,992
Rev., 4.00%, 03/15/2041	5,000	4,688
Rev., 5.00%, 03/15/2030	500	548
Series C3, Rev., 5.00%, 03/15/2038	1,860	1,904
New York State Urban Development Corp., State Personal Income Tax,
Rev., 4.00%, 03/15/2042	2,000	1,844
Series AG, Rev., 5.00%, 03/15/2038	5,000	5,092
New York State Urban Development Corp., State Personal Income Tax, General Purpose,
Series A, Rev., 5.00%, 03/15/2042	5,000	5,066
Series B, Rev., 3.54%, 03/15/2028 (p)	7,000	6,932

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
New York State Urban Development Corp., Sustainable Bond State Person, Rev., 5.00%, 03/15/2063	25,905	26,059
New York Transportation Development Corp.,
Rev., AMT, 5.00%, 06/30/2049	12,000	11,811
Rev., AMT, 5.00%, 06/30/2054	5,000	4,844
Rev., AMT, 5.25%, 06/30/2049	5,000	4,977
Rev., AMT, 5.50%, 06/30/2060	13,500	13,498
New York Transportation Development Corp., American Airlines Inc,
Rev., AMT, 2.25%, 08/01/2026	395	389
Rev., AMT, 5.00%, 08/01/2026	3,670	3,670
New York Transportation Development Corp., Delta Air Lines, Inc, LaGuardia,
Rev., AMT, 4.38%, 10/01/2045	11,130	9,925
Rev., AMT, 5.00%, 01/01/2032	3,000	3,055
New York Transportation Development Corp., Delta Air Lines, Inc. LaGuardia, Rev., AMT, 5.00%, 01/01/2036	5,405	5,448
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia, Rev., AMT, 4.00%, 10/01/2030	2,500	2,457
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia, Rev., AMT, 5.00%, 10/01/2035	11,000	11,181
New York Transportation Development Corp., John F. Kennedy International Airport, Rev., AMT, 5.38%, 08/01/2036	2,000	2,039
New York Transportation Development Corp., LaGuardia Airport Terminal,
Rev., AMT, 5.63%, 04/01/2040	15,355	15,781
Rev., AMT, 6.00%, 04/01/2035	5,000	5,439
New York Transportation Development Corp., LaGuardia Airport Terminal B,
Rev., AMT, 4.00%, 07/01/2033	2,500	2,471
Rev., AMT, 5.00%, 07/01/2046	16,280	15,762
Rev., AMT, 5.25%, 01/01/2050	15,195	14,970
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment,
Rev., AMT, 4.00%, 07/01/2031	4,500	4,495
Rev., AMT, 4.00%, 07/01/2032	11,200	11,201
Rev., AMT, 4.00%, 07/01/2035	5,080	5,032
Rev., AMT, 5.00%, 07/01/2041	1,000	1,000
New York Transportation Development Corp., New York State Thruway, Rev., AMT, 4.00%, 10/31/2034	600	584
New York Transportation Development Corp., Sustainable Bond, JFK International Airport,
Rev., AMT, 4.50%, 12/31/2054	3,000	2,702
Rev., AMT, 5.00%, 06/30/2049	14,750	14,518

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	191

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Rev., AMT, 5.38%, 06/30/2060	3,920	3,844
Rev., AMT, 5.50%, 06/30/2043	1,585	1,646
Rev., AMT, 5.50%, 06/30/2054	4,500	4,529
Rev., AMT, 5.50%, 12/31/2054	12,000	12,089
Rev., AMT, 5.50%, 12/31/2060	5,000	4,999
Rev., AMT, 6.00%, 06/30/2054	12,075	12,473
New York Transportation Development Corp., Terminal 4 JFK International,
Rev., AMT, 5.00%, 12/01/2030	1,710	1,827
Rev., AMT, 5.00%, 12/01/2032	2,005	2,148
Rev., AMT, 5.00%, 12/01/2033	1,000	1,047
Rev., AMT, 5.00%, 12/01/2037	3,500	3,587
Rev., AMT, 5.00%, 12/01/2038	1,000	1,017
New York Transportation Development Corp., Terminal 4 JFK International Airport,
Rev., AMT, 5.00%, 12/01/2030	4,170	4,454
Rev., AMT, 5.00%, 12/01/2035	1,000	1,043
Rev., AMT, 5.00%, 12/01/2036	4,000	4,134
New York Transportation Development Corp., Terminal 4 John F Kennedy International,
Rev., AMT, 4.00%, 12/01/2038	300	273
Rev., AMT, 4.00%, 12/01/2039	300	268
Rev., AMT, 4.00%, 12/01/2040	1,475	1,304
Rev., AMT, 4.00%, 12/01/2041	300	263
Rev., AMT, 4.00%, 12/01/2042	300	259
Rev., 5.00%, 12/01/2025	200	201
Rev., 5.00%, 12/01/2026	995	1,020
Rev., 5.00%, 12/01/2027	200	208
Rev., 5.00%, 12/01/2028	200	212
Rev., 5.00%, 12/01/2037	250	261
Rev., 5.00%, 12/01/2038	2,250	2,332
Onondaga Civic Development Corp., Syracuse University Project,
Rev., 5.00%, 12/01/2039	1,000	1,088
Rev., 5.25%, 12/01/2042	1,000	1,078
Port Authority of New York & New Jersey,
Series 207, Rev., AMT, 5.00%, 09/15/2027	2,210	2,295
Series 207, Rev., AMT, 5.00%, 09/15/2028	1,080	1,123
Series 207, Rev., AMT, 5.00%, 09/15/2031	5,000	5,169
Series 226, Rev., AMT, 5.00%, 10/15/2031	4,500	4,859
Series 226, Rev., AMT, 5.00%, 10/15/2032	1,250	1,346
Series 226, Rev., AMT, 5.00%, 10/15/2036	2,040	2,118
Series 242, Rev., AMT, 5.00%, 12/01/2042	7,000	7,099

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
Port Authority of New York & New Jersey, Consolidated,
Series 197, Rev., AMT, 5.00%, 11/15/2032	3,000	3,050
Series 206, Rev., AMT, 5.00%, 11/15/2032	3,000	3,077
Series 221, Rev., AMT, 5.00%, 07/15/2031	1,620	1,723
Series 221, Rev., AMT, 5.00%, 07/15/2032	2,620	2,767
Port Authority of New York & New Jersey, Consolidated 206th, Rev., AMT, 5.00%, 11/15/2042	1,500	1,500
Port Authority of New York & New Jersey, Consolidated 211, Rev., 4.00%, 09/01/2043	18,590	16,978
Port Authority of New York & New Jersey, Consolidated Bond 233, Rev., 5.00%, 08/01/2038	670	718
Port Authority of New York & New Jersey, Consolidated Bond Two, Rev., AMT, 5.50%, 08/01/2052	8,500	8,748
Port Authority of New York & New Jersey, Consolidated Bond Two Hund, Rev., AMT, 5.00%, 01/15/2039	1,250	1,284
Port Authority of New York & New Jersey, Consolidated Bonds,
Series 221, Rev., AMT, 4.00%, 07/15/2039	5,000	4,770
Series 221, Rev., AMT, 4.00%, 07/15/2040	3,715	3,498
Port Authority of New York & New Jersey, Consolidated One Hundred Eighty, Series 222, Rev., 4.00%, 07/15/2036	10,250	10,307
Port Authority of New York & New Jersey, Consolidated One Hundred Eighty Third, Rev., 4.00%, 12/15/2039	6,000	5,721
State of New York Mortgage Agency Homeowner Mortgage Revenue, Social Bonds, Series 253, Rev., SONYMA, AMT, 4.70%, 10/01/2038	2,030	1,997
State of New York Mortgage Agency, Social Bonds, Series 233, Rev., 3.00%, 10/01/2045	1,505	1,480
State of New York Mortgage Agency, Social Bonds 242, Rev., SONYMA, 3.50%, 10/01/2052	85	85
Suffolk Regional Off-Track Betting Co., Rev., 6.00%, 12/01/2053	1,000	1,021
Triborough Bridge & Tunnel Authority,
Rev., 5.25%, 05/15/2054	9,940	10,268
Series A2, Rev., 2.00%, 05/15/2045 (z)	4,250	4,038

SEE NOTES TO FINANCIAL STATEMENTS.

192	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Series A, Rev., 5.00%, 11/15/2041	1,975	1,988
Series A, Rev., 5.00%, 11/15/2047	2,500	2,530
Series A, Rev., 5.00%, 11/15/2049	3,040	3,075
Triborough Bridge & Tunnel Authority Sales Tax Revenue,
Series A1, Rev., 5.00%, 05/15/2049	2,600	2,658
Series A1, Rev., 5.00%, 05/15/2054	2,355	2,397
Series A1, Rev., 5.25%, 05/15/2059	16,710	17,284
Series A1, Rev., 5.25%, 05/15/2064	5,000	5,153
Series A2, Rev., 5.25%, 05/15/2064	24,000	24,636
Triborough Bridge & Tunnel Authority, Green Bond,
Series E1, Rev., 5.00%, 11/15/2027	1,155	1,214
Series E-2B, Rev., 5.00%, 11/15/2032	575	646
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Rev., 5.00%, 05/15/2047	5,250	5,340
Triborough Bridge & Tunnel Authority, MTA Bridges and Tunnels, Rev., 5.00%, 11/15/2026	2,440	2,520
Triborough Bridge & Tunnel Authority, MTA Bridges and Tunnels, Green Bonds, Rev., 5.00%, 11/15/2029	1,615	1,768
Triborough Bridge & Tunnel Authority, Sales Tax Revenue, MTA Bridges & Tunnels TBTA Capital Lockbox Fund, Rev., 5.25%, 05/15/2062	7,500	7,674
Triborough Bridge & Tunnel Authority, Senior, Series C, Rev., 5.00%, 05/15/2040	5,000	5,248
Triborough Bridge & Tunnel Authority, Senior Lien,
Rev., 5.00%, 05/15/2050 (z)	7,000	7,110
Series C, Rev., 5.25%, 05/15/2052	10,000	10,283
Series C1-A, Rev., 5.00%, 05/15/2038	2,000	2,126
Triborough Bridge & Tunnel Authority, Senior Lien MTA Bridges & Tunnels,
Rev., 5.00%, 05/15/2035	2,000	2,196
Rev., 5.00%, 05/15/2036	2,000	2,175
Rev., 5.00%, 05/15/2038	4,240	4,525
Triborough Bridge & Tunnel Authority, TBTA Capital Lockbox Fund,
Rev., 4.50%, 12/01/2056	4,085	3,787
Rev., 5.00%, 12/01/2036	500	563
Rev., 5.00%, 12/01/2043	1,400	1,460
Troy Capital Resource Corp., Rensselaer Polytechnic Institute, Rev., 4.00%, 09/01/2036	750	733
TSASC, Inc., Series B, Rev., 5.00%, 06/01/2048	6,780	5,910
Utility Debt Securitization Authority,
Series 1, Rev., 5.00%, 12/15/2031	3,000	3,274
Series 1, Rev., 5.00%, 12/15/2039	1,000	1,095

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
Utility Debt Securitization Authority, Restructuring Bonds,
Rev., 5.00%, 12/15/2033	1,500	1,511
Series TE, Rev., 5.00%, 12/15/2029	1,500	1,586
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc., Rev., 5.00%, 07/01/2056 (e)	2,000	1,748
Westchester County Local Development Corp., Westchester Med. Ctr. Obligated,
Rev., 5.00%, 11/01/2047	5,610	5,712
Rev., 5.75%, 11/01/2048	1,400	1,500
Rev., 5.75%, 11/01/2049	2,000	2,138
Rev., 6.25%, 11/01/2052	420	441
Westchester County Local Development Corp., Westchester Medical Center,
Rev., 5.00%, 11/01/2032	1,500	1,500
Rev., 5.00%, 11/01/2046	3,500	3,138
Western Regional Off-Track Betting Corp., Rev., 3.00%, 12/01/2026 (e)	140	138

		1,656,884

North Carolina — 1.2%
Charlotte-Mecklenburg Hospital Authority, Atrium Health, Series B, Rev., 1.95%, 01/15/2048 (z)	2,285	2,107
Charlotte-Mecklenburg Hospital Authority, The Atrium Health, Series D, Rev., 3.63%, 01/15/2048 (z)	2,200	2,216
City of Charlotte Airport Revenue, Rev., 5.00%, 07/01/2040	2,375	2,533
City of Charlotte Airport Revenue, Airport, Series A, Rev., 4.00%, 07/01/2036	1,520	1,527
City of Charlotte Airport Revenue, Charlotte Douglas International, Rev., AMT, 5.00%, 07/01/2026	1,315	1,339
City of Charlotte Airport Special Facilities Revenue, Charlotte Douglas International,
Rev., 5.00%, 07/01/2049	5,000	5,039
Rev., AMT, 5.00%, 07/01/2049	7,335	7,257
City of Charlotte NC Water & Sewer System Revenue, Rev., 5.00%, 07/01/2041	500	538
City of Charlotte, Airport Special Facilities Revenue, Series B, Rev., AMT, 5.00%, 07/01/2027	1,315	1,360
City of Mebane, Combined Utilities Revenue, Rev., 4.00%, 08/01/2044	1,175	1,086
Columbus County Industrial Facilities & Pollution Control Financing Authority, Rev., 3.45%, 11/01/2033 (z)	2,500	2,460
Columbus County Industrial Facilities & Pollution Control Financing Authority, International Paper Company, Rev., 4.20%, 05/01/2034	1,000	1,008

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	193

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
North Carolina — continued
County of Cumberland, Qualified School Construction Bonds, COP, 1.25%, 12/15/2025	4,000	3,941
County of Macon NC, Rev., 4.00%, 10/01/2043	650	607
Greater Asheville Regional Airport Authority,
Rev., AMT, 5.25%, 07/01/2040	500	520
Rev., AMT, 5.25%, 07/01/2041	415	428
Rev., AMT, 5.25%, 07/01/2048	10,900	11,053
Inlivian, Central At Old Concord, Rev., 3.30%, 11/10/2043 (z)	1,130	1,132
North Carolina Capital Facilities Finance Agency, Republic Services Project, Rev., 3.45%, 07/01/2034 (z)	8,500	8,502
North Carolina Department of Transportation, I-77 Hot Lanes Project, Rev., AMT, 5.00%, 06/30/2054	5,325	5,105
North Carolina Housing Finance Agency,
Rev., GNMA/FNMA/FHLMC, 3.20%, 07/01/2056 (z)	3,760	3,760
Rev., GNMA/FNMA/FHLMC, 4.35%, 01/01/2044	1,080	1,035
Rev., GNMA/FNMA/FHLMC, 4.55%, 07/01/2044	835	807
Rev., GNMA/FNMA/FHLMC, 6.25%, 01/01/2055	930	1,030
Rev., GNMA/FNMA/FHLMC, 6.25%, 07/01/2055	3,035	3,327
Series 37A, Rev., AMT, 3.50%, 07/01/2039	10	10
Series 44, Rev., 2.30%, 01/01/2031	1,030	943
Series 44, Rev., 4.00%, 07/01/2050	210	211
Series 45, Rev., GNMA/FNMA/FHLMC, 1.90%, 01/01/2032	1,525	1,347
North Carolina Housing Finance Agency, 1998 Trust Agreement, Series 5, Rev., GNMA/FNMA/FHLMC, 6.25%, 01/01/2056	2,120	2,371
North Carolina Housing Finance Agency, Home Ownership, Series 47, Rev., GNMA/FNMA/FHLMC COLL, 3.00%, 07/01/2051	695	685
North Carolina Housing Finance Agency, Sustainable Bond 1998 Trust Agency, Rev., GNMA/FNMA/FHLMC, 6.25%, 01/01/2055	2,115	2,293
North Carolina Housing Finance Agency, Sustainable Bonds 1998 Trust,
Rev., GNMA/FNMA/FHLMC, 4.90%, 07/01/2043	5,000	4,921
Rev., GNMA/FNMA/FHLMC, 6.25%, 01/01/2055	4,845	5,238

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

North Carolina — continued
North Carolina Medical Care Commission, CaroMont Health, Series A, Rev., 4.00%, 02/01/2036	1,875	1,857
North Carolina Medical Care Commission, Lutheran Services for the Aging, Rev., 4.00%, 03/01/2041	1,050	929
North Carolina Medical Care Commission, Penick Village Project, Series A, Rev., 5.50%, 09/01/2054	460	441
North Carolina Medical Care Commission, Presbyterian Homes Obligations,
Series A, Rev., 4.00%, 10/01/2027	600	601
Series A, Rev., 4.00%, 10/01/2040	1,600	1,432
Series A, Rev., 4.00%, 10/01/2045	2,250	1,881
North Carolina Medical Care Commission, Rex Healthcare, Series A, Rev., 5.00%, 07/01/2031	1,760	1,896
North Carolina Medical Care Commission, The Forest at Duke Project, Rev., 4.00%, 09/01/2041	830	720
North Carolina Medical Care Commission, Vidant Health, Rev., 5.00%, 06/01/2045	1,145	1,137
North Carolina State Education Assistance Authority, Senior Bond, Series A, Rev., AMT, 5.00%, 06/01/2045	4,020	4,063
North Carolina State Education Assistance Authority, Senior Bonds, Series A, Rev., AMT, 5.00%, 06/01/2043	1,355	1,376
North Carolina Turnpike Authority, Senior Lien, Rev., 5.00%, 01/01/2038	2,375	2,456
North Carolina Turnpike Authority, Triangle Expressway System,
Rev., 5.00%, 01/01/2053	2,000	2,009
Rev., 5.00%, 01/01/2058	6,995	7,004
North Carolina Turnpike Authority, Triangle Expressway System, Senior Lien, Rev., 5.00%, 01/01/2049	1,000	1,000
Raleigh Durham Airport Authority, Series A, Rev., AMT, 5.00%, 05/01/2032	505	515
State of North Carolina, Rev., 3.00%, 05/01/2028	3,000	3,000
State of North Carolina, Build Nc Programs, Series B, Rev., 5.00%, 05/01/2027	2,750	2,871
State of North Carolina, Grant Anticipation Revenue, Rev., 5.00%, 03/01/2029	1,000	1,078
The Charlotte-Mecklenburg Hospital Authority, Atrium Health, Rev., VRDO, LOC: Royal Bank of Canada, 3.85%, 07/01/2025 (z)	17,500	17,500
University of North Carolina at Chapel Hill, Series A, Rev., (United States SOFR * 0.67 + 1.05%), 3.99%, 12/01/2041 (aa)	3,000	3,012

SEE NOTES TO FINANCIAL STATEMENTS.

194	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
North Carolina — continued
University of North Carolina at Wilmington, Rev., 5.00%, 06/01/2028	1,400	1,402
Western Carolina University, Series B, Rev., 5.00%, 04/01/2031	2,120	2,298

		148,214

North Dakota — 0.4%
Cass County Joint Water Resource District, Series A, Rev., CNTY GTD, 3.45%, 04/01/2027	17,250	17,256
City of Grand Forks, Altru Health System,
Rev., 5.00%, 12/01/2031	1,500	1,585
Series A, Rev., 5.00%, 12/01/2041	1,000	1,025
City of Horace,
Series C, GO, 4.50%, 05/01/2039	1,780	1,713
Series C, GO, 4.75%, 05/01/2044	1,885	1,786
County of Ward, Trinity Obligation Group,
Series C, Rev., 5.00%, 06/01/2043	2,500	2,341
Series C, Rev., 5.00%, 06/01/2048	4,000	3,685
Series C, Rev., 5.00%, 06/01/2053	2,000	1,814
North Dakota Housing Finance Agency,
Rev., 4.65%, 07/01/2044	5,000	4,973
Series B, Rev., 3.00%, 07/01/2051	1,365	1,348
Series C, Rev., 4.00%, 01/01/2050	510	514
North Dakota Housing Finance Agency, Home Mortgage Financing Program, Series A, Rev., 3.00%, 01/01/2052	40	39
North Dakota Housing Finance Agency, Housing Finance Program, Home Mortgage Finance, Series D, Rev., 4.25%, 01/01/2049	1,615	1,622
North Dakota Housing Finance Agency, Social Bonds, Series B, Rev., 3.00%, 07/01/2052	840	823
North Dakota Housing Finance Agency, Social Bonds Home Mortgage Finance Program, Rev., 5.75%, 01/01/2054	480	510
North Dakota Housing Finance Agency, Social Bonds Home Mortgage Financing, Rev., 5.75%, 07/01/2053	1,215	1,286
North Dakota Housing Finance Agency, Sustainable Bonds Home Mortgage, Rev., 6.25%, 01/01/2054	3,660	3,964
North Dakota Public Finance Authority, Rev., 5.00%, 10/01/2038	4,840	5,303
University of North Dakota, Series A, COP, 4.00%, 06/01/2046	1,480	1,335
West Fargo Public School District No. 6, Series C, GO, 4.00%, 08/01/2026	300	304

		53,226

Ohio — 2.3%
Akron Bath Copley Joint Township Hospital District,
Rev., 5.00%, 11/15/2030	700	745

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Ohio — continued
Rev., 5.25%, 11/15/2046	6,275	6,285
Akron Bath Copley Joint Township Hospital District, Children’s Hospital Medical, Rev., 4.00%, 11/15/2042	1,265	1,139
Akron Bath Copley Joint Township Hospital District, Summa Health Obligation Group, Rev., 4.00%, 11/15/2036	1,000	987
Akron Bath Copley Joint Township Hospital District, Summa Health Obligations,
Rev., 4.00%, 11/15/2034	500	498
Rev., 4.00%, 11/15/2035	1,000	992
Rev., 4.00%, 11/15/2038	750	731
American Municipal Power, Inc., Fremont Energy Center Project,
Rev., 4.00%, 02/15/2036	1,750	1,746
Rev., 5.00%, 02/15/2026	600	608
American Municipal Power, Inc., Prairie State Energy Campus, Rev., 5.00%, 02/15/2026	2,500	2,532
Buckeye Tobacco Settlement Financing Authority,
Series B2, Rev., 5.00%, 06/01/2055	17,415	14,847
Series B, Rev., Zero Coupon, 06/01/2057	5,000	464
City of Chillicothe, Adena Health System, Rev., 5.00%, 12/01/2047	10,410	10,213
City of Cincinnati, Mercer Commons Phase 2 Project, Rev., 5.00%, 11/01/2035	1,085	1,090
Columbus Metropolitan Housing Authority, Rev., 4.00%, 06/01/2034	2,000	1,942
Columbus Regional Airport Authority, John Glenn Columbus International Airport,
Rev., AMT, 5.00%, 01/01/2033	4,275	4,597
Rev., 5.00%, 01/01/2044	2,700	2,790
Rev., AMT, 5.25%, 01/01/2041	6,500	6,806
Columbus-Franklin County Finance Authority,
Rev., 5.00%, 12/01/2029 (e)	805	835
Rev., 5.00%, 12/01/2038 (e)	1,345	1,362
Columbus-Franklin County Finance Authority, Bridge Park D Block Project, Series A, Rev., 5.00%, 12/01/2051	1,750	1,648
Columbus-Franklin County Finance Authority, Dering Family Homes Project, Rev., HUD, 5.00%, 07/01/2045 (z)	2,200	2,247
County of Allen OH Hospital Facilities Revenue, Rev., 4.00%, 12/01/2040	1,415	1,317
County of Allen, Hospital Facilities Revenue, Series A, Rev., 5.00%, 08/01/2027	50	52
County of Butler, UC Health, Rev., 5.00%, 11/15/2030	1,300	1,320
County of Franklin, Nationwide Children’s Hospital,
Rev., 4.00%, 11/01/2040	2,000	1,875

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	195

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Ohio — continued
Rev., 5.00%, 11/01/2031	1,000	1,105
County of Franklin, OhioHealth Corp., Series D, Rev., VRDO, 1.95%, 07/07/2025 (z)	33,075	33,075
County of Hamilton OH Sewer System Revenue, Rev., 5.00%, 12/01/2049	2,915	3,002
County of Hamilton, Trihealth, Inc. Obligated Group, Rev., 5.00%, 08/15/2040	1,510	1,549
County of Hamilton, Uc Health,
Series A, Rev., 5.50%, 08/01/2039	1,000	1,052
Series A, Rev., 5.50%, 08/01/2042	3,000	3,056
Series A, Rev., 5.50%, 08/01/2051	1,000	986
County of Lucas, ProMedica Healthcare Obligated Group, Rev., 5.25%, 11/15/2048	3,120	3,004
County of Miami, Improvement, Kettering Health Network, Rev., 5.00%, 08/01/2049	2,000	1,957
County of Montgomery, Dayton Children’s Hospital,
Rev., 5.00%, 08/01/2027	725	755
Rev., 5.00%, 08/01/2029	145	156
Rev., 5.00%, 08/01/2033	230	249
County of Montgomery, Kettering Health Network Obligations, Rev., 4.00%, 08/01/2041	1,200	1,124
County of Van Wert, Van Wert Health Obligated, Rev., 6.13%, 12/01/2049 (p)	1,900	2,106
County of Warren, Otterbein Homes Obligated Group,
Rev., 5.00%, 07/01/2031	845	907
Rev., 5.00%, 07/01/2032	800	862
Rev., 5.00%, 07/01/2042	1,380	1,386
Franklin County Convention Facilities Authority, Greater Columbus Convention Center, Rev., 5.00%, 12/01/2044	1,000	932
Jefferson County Port Authority, JSW Steel USA Ohio, Rev., AMT, 5.00%, 12/01/2053 (e) (z)	5,835	5,844
JobsOhio Beverage System, Series A, Rev., 2.83%, 01/01/2038	15,000	12,345
Miami University,
Series A, Rev., 5.00%, 09/01/2028	515	550
Series A, Rev., 5.00%, 09/01/2030	1,005	1,108
Series A, Rev., 5.00%, 09/01/2037	925	1,021
Northeast Ohio Medical University, Rev., BAM, 5.00%, 12/01/2043	1,475	1,476
Ohio Air Quality Development Authority,
Rev., AMT, 3.70%, 04/01/2028	3,345	3,323
Rev., AMT, 3.70%, 10/01/2028	3,345	3,315
Ohio Air Quality Development Authority, American Electric Power Co. Project, Rev., AMT, 2.50%, 08/01/2040 (z)	2,500	2,351

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Ohio — continued
Ohio Air Quality Development Authority, AMG Vanadium Project, Rev., AMT, 5.00%, 07/01/2049 (e)	9,000	7,969
Ohio Air Quality Development Authority, Dayton Power & Light, Rev., AMT, 4.25%, 11/01/2040 (z)	7,000	7,078
Ohio Air Quality Development Authority, Duke Energy, Rev., AMT, 4.25%, 11/01/2039 (z)	7,205	7,281
Ohio Air Quality Development Authority, Ohio Valley Electric Corp., Rev., AMT, 2.50%, 11/01/2042 (z)	1,000	940
Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Rev., 1.50%, 02/01/2026 (z)	120	118
Ohio Higher Educational Facility Commission, Rev., 4.00%, 10/01/2050	1,500	1,154
Ohio Higher Educational Facility Commission, Case Western Reserve, Rev., (SIFMA Municipal Swap Index + 0.23%), 2.15%, 12/01/2042 (aa)	155	153
Ohio Higher Educational Facility Commission, Case Western Reserve University, Rev., 5.00%, 12/01/2040	1,065	1,091
Ohio Higher Educational Facility Commission, Senior University Circle, Inc., Rev., 5.00%, 01/15/2050	1,000	998
Ohio Higher Educational Facility Commission, University of Dayton, Rev., 5.00%, 02/01/2034	1,125	1,197
Ohio Housing Finance Agency,
Rev., GNMA/FNMA/FHLMC, 6.25%, 03/01/2055	1,250	1,367
Series A, Rev., GNMA/FNMA/FHLMC, 4.50%, 09/01/2048	715	722
Ohio Housing Finance Agency, Mortgage Backed Securities Program, Rev., GNMA/FNMA/FHLMC, 3.25%, 09/01/2052	5,845	5,780
Ohio Housing Finance Agency, Pebble Brooke Apartments Project, Rev., 3.35%, 07/01/2043 (w) (z)	5,000	5,011
Ohio Housing Finance Agency, Thornwood Commons, Rev., FHA HUD, 5.00%, 12/01/2026 (z)	2,000	2,013
Ohio State University (The), Sustainable Bonds Multiyear Debt, Rev., 4.00%, 12/01/2041	2,060	1,979
Ohio Turnpike & Infrastructure Commission, Infrastructure Projects, Series A, Rev., 4.00%, 02/15/2038	1,500	1,493
Ohio Turnpike & Infrastructure Commission, Junior Lien Infrastructure,
Rev., 5.00%, 02/15/2028	500	530
Rev., 5.00%, 02/15/2033	365	411

SEE NOTES TO FINANCIAL STATEMENTS.

196	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Ohio — continued
Ohio Water Development Authority,
Series A, Rev., 5.00%, 06/01/2029	500	540
Series A, Rev., 5.00%, 12/01/2039 (w)	4,000	4,370
Series A, Rev., 5.00%, 12/01/2043 (w)	2,250	2,377
Ohio Water Development Authority Water Pollution Control Loan Fund,
Series A, Rev., 5.00%, 12/01/2030	3,000	3,333
Series B, Rev., 3.00%, 12/01/2034	125	117
Ohio Water Development Authority Water Pollution Control Loan Fund, Sustainable Bonds Water Pollution, Rev., 5.00%, 12/01/2033	4,420	5,026
Ohio Water Development Authority, Sustainability Bond, Series A, Rev., 5.00%, 06/01/2031	300	336
Ohio Water Development Authority, Water Pollution Control Loan Fund, Sustainable Bond, Series D, Rev., 5.00%, 12/01/2038	1,400	1,537
Port of Greater Cincinnati Development Authority,
Rev., 4.25%, 12/01/2048	4,865	4,467
Rev., 5.00%, 12/01/2053	5,985	5,863
Port of Greater Cincinnati Development Authority, Subordinated Duke Energy, Rev., 5.00%, 12/01/2063	3,000	2,891
State of Ohio,
Rev., 5.25%, 08/15/2048	3,000	3,137
Series A, GO, 5.00%, 03/01/2034	1,000	1,126
Series X, GO, 5.00%, 05/01/2035	300	331
State of Ohio, Cleveland Clinic Health System,
Rev., 5.00%, 01/01/2033	2,410	2,658
Rev., 5.00%, 01/01/2034	2,425	2,657
Rev., 5.00%, 01/01/2039	570	600
Series A, Rev., 5.00%, 01/01/2027	940	970
State of Ohio, Common Schools, Series C, GO, 5.00%, 03/15/2030	125	138
State of Ohio, Garvee,
Series 1A, Rev., 5.00%, 12/15/2025	800	807
Series 1A, Rev., 5.00%, 12/15/2028	1,000	1,078
Series 2022-1, Rev., 5.00%, 12/15/2028	1,000	1,078
Series 2022-1, Rev., 5.00%, 12/15/2031	1,000	1,104
State of Ohio, Higher Education, Series C, GO, 5.00%, 08/01/2028 (p)	350	375
State of Ohio, Infrastructure Improvement,
GO, 4.00%, 09/01/2025	1,075	1,077
GO, 5.00%, 03/01/2034	1,000	1,112
State of Ohio, Premier Health Partners,
Rev., 4.00%, 11/15/2039	1,320	1,202
Rev., 4.00%, 11/15/2041	1,450	1,273
Rev., 5.00%, 11/15/2028	680	709

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Ohio — continued
State of Ohio, University Hospital Health, Rev., VRDO, 2.20%, 07/01/2025 (z)	1,500	1,500
State of Ohio, University Hospitals Health, Rev., 4.00%, 01/15/2037	1,000	973
State of Ohio, University Hospitals Health System, Series A, Rev., 5.00%, 01/15/2041	1,000	998
State of Ohio, University Hospitals Health System, Inc., Rev., VRDO, 2.20%, 07/07/2025 (z)	10,000	10,000
Summit County Development Finance Authority, University of Akron Parking Project, Rev., 5.63%, 12/01/2048	4,645	4,782
The Ohio State University, Multiyear Debt Issuance, Rev., VRDO, 2.00%, 07/07/2025 (z)	14,750	14,750

		290,841

Oklahoma — 0.6%
Creek County Educational Facilities Authority, Sapulpa Public Schools Project, Rev., BAM, 4.13%, 09/01/2048	4,250	3,889
Grand River Dam Authority, Rev., 5.00%, 06/01/2037	1,850	2,001
Oklahoma Capitol Improvement Authority, Oklahoma Department of Transportation Project,
Rev., 5.00%, 07/01/2043	1,000	1,050
Rev., 5.00%, 07/01/2044	1,250	1,307
Oklahoma City Economic Development Trust, Increment District #8 Project,
Rev., 4.00%, 03/01/2032	1,640	1,696
Rev., 4.00%, 03/01/2033	5,000	5,127
Rev., 4.00%, 03/01/2034	4,440	4,512
Oklahoma City Water Utilities Trust, Rev., 5.25%, 07/01/2059	10,000	10,363
Oklahoma Development Finance Authority, Integris, Series A, Rev., 4.00%, 08/15/2038	2,000	1,831
Oklahoma Development Finance Authority, Integris Obligated Group, Rev., VRDO, 2.50%, 07/07/2025 (z)	1,810	1,810
Oklahoma Development Finance Authority, OU Health Project, Series A, Rev., 5.50%, 08/15/2037 (e)	1,110	1,140
Oklahoma Development Finance Authority, OU Medicine Project, Series B, Rev., 5.50%, 08/15/2057	4,000	3,915
Oklahoma Housing Finance Agency, Rev., GNMA/FNMA/FHLMC, 6.25%, 09/01/2055	770	852
Oklahoma Housing Finance Agency, Home Ownership Loan Program, Rev., GNMA/FNMA/FHLMC, 6.50%, 09/01/2054	2,605	2,897

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	197

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Oklahoma — continued
Oklahoma Turnpike Authority,
Series A, Rev., 3.75%, 01/01/2033	1,000	996
Series A, Rev., 5.00%, 01/01/2037	1,665	1,684
Oklahoma Turnpike Authority, Senior Bonds,
Series A, Rev., 5.00%, 01/01/2039	2,500	2,714
Series A, Rev., 5.25%, 01/01/2046	5,000	5,263
Series A, Rev., 5.25%, 01/01/2047	3,000	3,144
Series B, Rev., 5.00%, 01/01/2041 (w)	1,750	1,833
Oklahoma Water Resources Board,
Rev., 4.25%, 10/01/2050	4,200	3,922
Series B, Rev., 5.00%, 10/01/2026	1,255	1,291
Oklahoma Water Resources Board, Drinking Water Program 2019 Master, Rev., 4.00%, 04/01/2048	13,950	12,287
Osage County Industrial Authority, Rev., 5.75%, 09/01/2053	1,000	953
Tulsa County Independent School District No. 1 Tulsa, Series B, GO, 2.00%, 09/01/2026	1,500	1,477
University of Oklahoma, Series A, Rev., BAM, 5.00%, 07/01/2042	1,740	1,815

		79,769

Oregon — 1.0%
Astoria Hospital Facilities Authority, Rev., 5.25%, 08/01/2054	1,340	1,299
City of Portland Sewer System Revenue, Second Lien,
Series A, Rev., 5.00%, 12/01/2031	2,670	2,990
Series A, Rev., 5.00%, 10/01/2039	3,500	3,817
Series A, Rev., 5.00%, 10/01/2043	1,125	1,181
City of Portland Water System Revenue, Second Lien, Series A, Rev., 4.00%, 05/01/2039	500	492
City of Tigard, Water System Revenue, Rev., 5.00%, 08/01/2045	5,000	5,001
Jackson County School District No. 5 Ashland, GO, SCH BD GTY, 5.00%, 06/15/2030	1,000	1,078
Medford Hospital Facilities Authority, Asante Project, Series A, Rev., 4.00%, 08/15/2045	9,740	8,586
Multnomah County School District No. 1 Portland, GO, SCH BD GTY, 5.00%, 06/15/2028	1,850	1,976
Oregon Health & Science University, Series B1, Rev., 5.00%, 07/01/2046 (z)	1,500	1,604
Oregon State Facilities Authority, Samaritan Health Services, Rev., 5.00%, 10/01/2040	1,750	1,763
Oregon State Facilities Authority, Samaritan Health Services Project, Rev., 5.00%, 10/01/2031	1,740	1,754

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Oregon — continued
Oregon State Lottery, Series A, Rev., 5.00%, 04/01/2033	1,000	1,134
Port of Portland Airport Revenue,
Series 24B, Rev., AMT, 5.00%, 07/01/2037	1,000	1,005
Series 27A, Rev., AMT, 5.00%, 07/01/2028	1,595	1,671
Series 27A, Rev., AMT, 5.00%, 07/01/2034	1,455	1,523
Series 27A, Rev., AMT, 5.00%, 07/01/2036	1,000	1,037
Port of Portland Airport Revenue, Green Bonds, Rev., AMT, 5.00%, 07/01/2036	500	528
Port of Portland Airport Revenue, Portland International Air, Rev., AMT, 5.00%, 07/01/2035	1,270	1,311
Port of Portland Airport Revenue, Portland International Airport,
Rev., AMT, 5.00%, 07/01/2026	1,145	1,165
Rev., AMT, 5.00%, 07/01/2031	2,230	2,342
Series 25B, Rev., AMT, 5.00%, 07/01/2039	1,020	1,032
Port of Portland OR Airport Revenue,
Rev., AMT, 5.00%, 07/01/2047	5,000	4,941
Rev., AMT, 5.25%, 07/01/2040	2,000	2,109
Rev., AMT, 5.25%, 07/01/2041	1,895	1,980
Rev., AMT, 5.25%, 07/01/2049	23,500	23,944
Rev., AMT, 5.25%, 07/01/2054	16,250	16,542
RBC Municipal Products Trust, Inc., Series 2025-E, Rev., LOC: Royal Bank of Canada, LIQ: Royal Bank of Canada, 1.95%, 09/01/2026 (e) (z)	12,475	12,475
Salem Hospital Facility Authority, Capital Manor Project,
Rev., 4.00%, 05/15/2032	185	183
Rev., 4.00%, 05/15/2040	750	668
Salem Hospital Facility Authority, Salem Health Projects, Series A, Rev., 5.00%, 05/15/2046	3,000	2,982
State of Oregon Department of Transportation, Subordinate, Series A, Rev., 5.00%, 11/15/2036	9,095	9,569
State of Oregon Housing & Community Services Department, Series C, Rev., 3.00%, 01/01/2052	2,965	2,928
State of Oregon Housing & Community Services Department, Single Family Mortgage Program, Series A, Rev., 3.00%, 07/01/2052	445	439
State of Oregon, Article XI Q, Series F, GO, 5.00%, 05/01/2030	100	102
State of Oregon, Article XI Q State Project, GO, 5.00%, 05/01/2030	405	448

SEE NOTES TO FINANCIAL STATEMENTS.

198	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Oregon — continued
State of Oregon, Article XI-Q State Project, Series A, GO, 5.00%, 05/01/2027	1,220	1,272
State of Oregon, Article XI-Q State Projects,
GO, 5.00%, 05/01/2041	1,000	1,076
GO, 5.25%, 05/01/2042	500	544
State of Oregon, Veterans Welfare Bonds, GO, 5.50%, 12/01/2053	240	256
State of Oregon, Veterans Welfare Bonds Series, GO, 3.00%, 12/01/2051	1,010	985
Yamhill Clackamas & Washington Counties School District No. 29J Newberg, Series B, GO, SCH BD GTY, 4.00%, 06/15/2039	3,620	3,550

		131,282

Other Territory — 0.1%
FHLMC Multifamily ML Certificates,
Rev., 0.00%, 11/25/2038 (z)	11,906	11,101
Rev., 0.00%, 12/25/2038 (z)	3,978	3,480

		14,581

Pennsylvania — 4.8%
Adams County General Authority, The Brethren Home Community Project, Rev., 5.00%, 06/01/2039	1,750	1,781
Allegheny County Airport Authority,
Series A, Rev., AMT, 4.00%, 01/01/2046	11,800	10,250
Series A, Rev., AMT, 4.00%, 01/01/2056	8,920	7,303
Series B, Rev., 4.00%, 01/01/2039	2,635	2,570
Allegheny County Hospital Development Authority, Health Network Obligations,
Rev., 5.00%, 04/01/2033	1,000	1,033
Series A, Rev., 5.00%, 04/01/2047	1,560	1,522
Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center,
Rev., 4.00%, 07/15/2037	1,000	959
Rev., 4.00%, 07/15/2038	3,185	2,988
Allegheny County Sanitary Authority, Rev., 5.75%, 06/01/2047	2,250	2,395
Allegheny County, Hospital Development Authority, Pittsburg University Medical Center,
Series A, Rev., 4.00%, 07/15/2036	4,795	4,663
Series A, Rev., 5.00%, 07/15/2027	765	795
Allegheny County, Sanitary Authority,
Series B, Rev., 4.00%, 06/01/2035	400	404
Series B, Rev., 4.00%, 06/01/2036	675	681
Series B, Rev., 5.00%, 06/01/2030	500	550
Allentown Commercial and Industrial Development Authority, Executive Education Academy, Rev., 5.00%, 07/01/2040 (e)	2,000	1,978

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Pennsylvania — continued
Allentown Neighborhood Improvement Zone Development Authority, Rev., 5.25%, 05/01/2032 (e)	500	509
Allentown Neighborhood Improvement Zone Development Authority, Forward Delivery, Rev., 5.00%, 05/01/2042	1,000	1,011
Allentown Neighborhood Improvement Zone Development Authority, Neuweiler Lofts Project, Rev., 6.25%, 05/01/2042 (e)	2,010	1,938
Allentown Neighborhood Improvement Zone Development Authority, Senior Tax Revenue, Rev., 6.00%, 05/01/2042 (e)	180	184
Altoona Area School District, GO, BAM, 5.00%, 12/01/2048 (p)	1,000	1,008
Berks County Municipal Authority (The),
Rev., 0.00%, 06/30/2044	1,647	1,133
Rev., 5.00%, 06/30/2039	3,054	2,819
Rev., 6.00%, 06/30/2034	243	257
Rev., 7.00%, 06/30/2039	700	614
Rev., 8.00%, 06/30/2034	510	520
Bethlehem Area School District Authority, Bethlehem Area School District, Rev., (United States SOFR * 0.67 + 0.35%), 3.30%, 01/01/2032 (aa)	240	239
Capital Region Water, Water Revenue, Rev., 5.00%, 07/15/2032	1,000	1,052
Central Bradford Progress Authority, Guthrie Clinic, Rev., VRDO, 2.56%, 07/07/2025 (z)	400	400
Chester County Industrial Development Authority, Avon Grove Charter School, Rev., 5.00%, 03/01/2027	185	188
Chester County School Authority, Chester County Intermediate Unit,
Rev., BAM, 5.00%, 04/01/2037	1,000	1,071
Rev., BAM, 5.00%, 04/01/2039	1,000	1,056
Rev., BAM, 5.00%, 04/01/2040	1,550	1,630
Rev., BAM, 5.00%, 04/01/2043	1,000	1,038
City of Lancaster, GO, BAM, 5.00%, 11/01/2047	6,665	6,698
City of Philadelphia, Series A, GO, 5.00%, 08/01/2030	4,000	4,006
City of Philadelphia Airport Revenue,
Series A, Rev., 5.00%, 07/01/2047	5,000	4,986
Series B, Rev., AMT, 5.00%, 07/01/2034	5,680	5,744
Series B, Rev., AMT, 5.00%, 07/01/2035	2,235	2,255
Series C, Rev., AMT, 4.00%, 07/01/2050	1,500	1,253
Series C, Rev., AMT, 5.00%, 07/01/2028	10,000	10,492

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	199

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
City of Philadelphia Airport Revenue, Private Activity, Rev., AMT, 4.00%, 07/01/2041	1,100	992
City of Philadelphia PA Airport Revenue, Rev., AMT, 5.00%, 07/01/2042	4,440	4,427
City of Philadelphia Water & Wastewater Revenue,
Series A, Rev., 5.00%, 11/01/2040	2,790	2,904
Series A, Rev., 5.00%, 11/01/2045	7,000	7,130
Series C, Rev., 5.00%, 06/01/2042	4,650	4,790
Commonwealth Financing Authority, Tobacco Master Settlement Payment, Rev., 4.00%, 06/01/2039	14,340	13,397
Commonwealth of Pennsylvania,
Series 1, GO, 4.00%, 03/15/2034	5,000	5,008
Series 1, GO, 4.00%, 03/01/2035	3,650	3,680
Commonwealth of Pennsylvania, Bidding Group C First Series, Series 1, GO, 4.00%, 09/01/2040	5,000	4,798
County of Allegheny, Series C75, GO, 5.00%, 11/01/2028	2,305	2,366
County of Lehigh, Lehigh Valley Health Network, Rev., 5.00%, 07/01/2044	1,350	1,326
County of Lehigh, St. Luke’s Hospital Project, Rev., (SIFMA Municipal Swap Index + 1.10%), 3.02%, 08/15/2038 (aa)	355	350
Cumberland County Municipal Authority, Rev., 5.00%, 05/01/2030	1,000	1,013
Cumberland County Municipal Authority, Unrefunded Diakon Lutheran, Rev., 5.00%, 01/01/2038	2,035	2,022
Delaware River Port Authority,
Rev., 5.00%, 01/01/2037	3,000	3,001
Rev., 5.00%, 01/01/2040	10,000	10,005
Delaware Valley Regional Finance Authority,
Series A, Rev., AMBAC, 5.50%, 08/01/2028	3,595	3,875
Series C, Rev., (CME Term SOFR 3 Month * 0.67 + 0.75%), 3.83%, 06/01/2037 (aa)	250	233
Doylestown Pennsylvania Hospital Authority, Unrefunded Doylestown Hospital, Rev., 5.00%, 07/01/2046	11,195	10,993
DuBois Hospital Authority, Penn Highlands Healthcare Bay, Rev., BAM, 4.00%, 07/15/2043	6,450	5,735
Geisinger Authority,
Rev., 4.00%, 02/15/2039	3,150	2,967
Rev., 4.00%, 02/15/2047	2,500	2,137
Geisinger Authority, Geisinger Health System, Rev., 5.00%, 02/15/2039	2,155	2,156

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Pennsylvania — continued
Geisinger Authority, Geisinger Health System Obligated Group, Rev., 5.00%, 04/01/2050	7,000	6,916
Geisinger Authority, Geisinger Health System Obligation Group, Rev., 4.00%, 04/01/2039	7,000	6,624
Geisinger Authority, Geisinger Health System Se, Rev., 5.00%, 02/15/2045	5,560	5,487
Lancaster County Hospital Authority, Auth Masonic Villages Project, Rev., 5.13%, 11/01/2038	1,675	1,761
Lancaster County Hospital Authority, Penn State Health, Rev., 5.00%, 11/01/2037	600	619
Lancaster County Hospital Authority, University of Pennsylvania Health System, Rev., 5.00%, 08/15/2046	1,960	1,956
Lancaster Industrial Development Authority, Landis Homes Retirement Community, Rev., 4.00%, 07/01/2056	765	577
Lancaster Municipal Authority, Rev., 5.00%, 05/01/2049	900	871
Lehigh County Industrial Development Authority, PPL Electric Utilities Project, Series A, Rev., 3.00%, 09/01/2029	3,455	3,451
Monroe County Hospital Authority/PA, Rev., 5.10%, 06/15/2039 (e)	4,890	4,658
Monroeville Finance Authority,
Series B, Rev., 5.00%, 02/15/2029	1,425	1,514
Series B, Rev., 5.00%, 02/15/2038	1,200	1,251
Series B, Rev., 5.00%, 02/15/2039	2,000	2,069
Montgomery County Higher Education and Health Authority, Thomas Jefferson University, Rev., 4.00%, 05/01/2038	250	240
Montgomery County Higher Education and Health Authority, Thomas Jefferson University Project, Rev., 4.00%, 09/01/2044	1,610	1,420
Montgomery County Industrial Development Authority, ACTS Retirement-Life Communities, Rev., 5.00%, 11/15/2049	5,000	4,796
Montgomery County Industrial Development Authority, Constellation Energy, Rev., 4.10%, 04/01/2053 (z)	8,435	8,620
Montgomery County Industrial Development Authority, Retirement Life Communities,
Rev., 5.00%, 11/15/2033	1,500	1,522
Series C, Rev., 5.00%, 11/15/2045	2,585	2,531
New Castle Sanitation Authority, Series A, Rev., 3.00%, 06/01/2029	500	499
Norristown Area School District, GO, 5.00%, 09/01/2026	1,500	1,535

SEE NOTES TO FINANCIAL STATEMENTS.

200	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
Northampton County General Purpose Authority, Rev., 5.00%, 08/15/2048	1,125	1,108
Northampton County General Purpose Authority, St. Luke’s University Health Network,
Rev., 5.00%, 08/15/2046	5,030	4,892
Rev., 5.00%, 08/15/2049	4,000	3,963
Pennsylvania Economic Development Financing Authority,
Rev., 4.00%, 05/15/2048	2,055	1,759
Rev., 5.25%, 12/01/2038 (z)	1,500	1,510
Pennsylvania Economic Development Financing Authority Parking System Revenue, Senior Insured Capitol,
Rev., 4.00%, 01/01/2041	1,000	946
Rev., 4.00%, 01/01/2042	1,035	953
Rev., 4.13%, 01/01/2043	1,070	981
Rev., 5.00%, 01/01/2034	2,000	2,140
Pennsylvania Economic Development Financing Authority, Core Natural Resources, Inc., Rev., AMT, 5.45%, 01/01/2051 (e) (z)	500	510
Pennsylvania Economic Development Financing Authority, Covanta Project Sustainable, Rev., AMT, 3.25%, 08/01/2039 (e)	2,515	2,005
Pennsylvania Economic Development Financing Authority, Draw Down Republic, Inc., Rev., AMT, 4.20%, 04/01/2049 (z)	1,500	1,500
Pennsylvania Economic Development Financing Authority, Pennsylvania Bridges Finco LP P3 Project,
Rev., AMT, 5.00%, 12/31/2030	3,460	3,488
Rev., AMT, 5.00%, 12/31/2034	2,000	2,007
Rev., AMT, 5.00%, 06/30/2042	1,250	1,222
Pennsylvania Economic Development Financing Authority, Pennsylvania Rapid Bridge, Rev., AMT, 5.00%, 12/31/2038	1,890	1,883
Pennsylvania Economic Development Financing Authority, Philadelphia Biosolids Facility,
Rev., 4.00%, 01/01/2028	1,590	1,609
Rev., 4.00%, 01/01/2029	450	457
Rev., 4.00%, 01/01/2031	800	813
Pennsylvania Economic Development Financing Authority, Republic Services, Inc. Project, Series B1, Rev., AMT, 4.25%, 04/01/2049 (z)	8,000	8,001
Pennsylvania Economic Development Financing Authority, The Penndot Major Bridges,
Rev., AMT, 5.00%, 12/31/2057	6,730	6,560
Rev., AMT, 5.25%, 06/30/2035	1,500	1,611

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Pennsylvania — continued
Rev., AMT, 5.50%, 06/30/2042	5,640	5,914
Rev., AMT, 5.75%, 06/30/2048	3,750	3,865
Rev., AMT, 5.75%, 12/31/2062	2,500	2,594
Rev., AMT, 6.00%, 06/30/2061	1,150	1,204
Pennsylvania Economic Development Financing Authority, The PennDOT Major Bridges, Rev., AMT, 5.25%, 06/30/2053	2,000	2,000
Pennsylvania Economic Development Financing Authority, UPMC,
Series A1, Rev., 4.00%, 04/15/2045	5,440	4,757
Series A, Rev., 4.00%, 02/15/2042	1,330	1,203
Pennsylvania Economic Development Financing Authority, UPMC Obligated Group, Series B, Rev., 5.00%, 03/15/2050	6,000	5,841
Pennsylvania Economic Development Financing Authority, Villanova University Project, Rev., 5.00%, 08/01/2049	2,525	2,583
Pennsylvania Economic Development Financing Authority, Waste Management Project, Rev., 0.95%, 12/01/2033 (z)	2,000	1,921
Pennsylvania Economic Development Financing Authority, Waste Management, Inc., Rev., AMT, 1.10%, 06/01/2031 (z)	2,000	1,929
Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project,
Rev., AMT, 3.95%, 06/01/2049 (z)	4,000	4,000
Rev., AMT, 4.10%, 08/01/2045 (z)	4,500	4,501
Rev., AMT, 4.25%, 08/01/2038 (z)	8,000	8,002
Rev., AMT, 4.25%, 07/01/2041 (z)	8,000	8,077
Rev., AMT, 4.60%, 10/01/2046 (z)	10,000	10,074
Pennsylvania Higher Education Assistance Agency,
Series A, Rev., AMT, 2.45%, 06/01/2041	85	75
Series A, Rev., AMT, 5.00%, 06/01/2026	95	96
Pennsylvania Higher Education Assistance Agency, Senior,
Rev., AMT, 4.13%, 06/01/2045	430	411
Rev., AMT, 5.00%, 06/01/2031	1,270	1,332
Series 1A, Rev., AMT, 4.75%, 06/01/2046	1,000	984
Series 1A, Rev., AMT, 5.00%, 06/01/2030	700	735
Series 1A, Rev., AMT, 5.00%, 06/01/2031	2,130	2,237
Series 1A, Rev., AMT, 5.00%, 06/01/2032	4,150	4,380
Series 1A, Rev., AMT, 5.00%, 06/01/2033	8,810	9,277

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	201

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
Series 1A, Rev., AMT, 5.00%, 06/01/2034	3,500	3,634
Series A, Rev., AMT, 5.00%, 06/01/2028	3,775	3,883
Pennsylvania Higher Educational Facilities Authority, Trustees University, Series A, Rev., 4.00%, 02/15/2043	1,000	915
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System,
Rev., 4.00%, 08/15/2049	4,000	3,425
Rev., 5.00%, 08/15/2042	1,250	1,256
Rev., 5.00%, 08/15/2049	3,000	2,972
Rev., 5.50%, 08/15/2055 (w)	2,500	2,630
Pennsylvania Higher Educational Facilities Authority, University Pennsylvania Health System, Series A, Rev., 4.00%, 08/15/2035	1,170	1,164
Pennsylvania Higher Educational Facilities Authority, Unrefunded 2024, Series AT1, Rev., 4.00%, 06/15/2032	2,790	2,796
Pennsylvania Housing Finance Agency,
Rev., 4.50%, 10/01/2044	5,000	4,797
Rev., 4.60%, 10/01/2044	7,500	7,365
Rev., 6.00%, 10/01/2054	3,805	4,115
Rev., 6.25%, 10/01/2054	3,875	4,234
Series 133, Rev., 3.00%, 10/01/2050	2,250	2,222
Pennsylvania Housing Finance Agency, Social Bond,
Series A, Rev., 4.85%, 10/01/2043	4,000	3,942
Series A, Rev., 5.50%, 10/01/2053	1,375	1,451
Pennsylvania Housing Finance Agency, Social Bonds, Series 141A, Rev., 5.75%, 10/01/2053	2,665	2,825
Pennsylvania Housing Finance Agency, Sustainable Bond,
Series 144A, Rev., 4.45%, 10/01/2044	2,000	1,926
Series 144A, Rev., 6.00%, 10/01/2054	2,490	2,688
Pennsylvania Housing Finance Agency, Sustainable Bonds,
Series 149A, Rev., 6.50%, 10/01/2055 (w)	1,875	2,125
Series 2022, Rev., 4.25%, 10/01/2052	1,830	1,846
Pennsylvania Turnpike Commission,
Rev., 5.00%, 12/01/2037	2,100	2,314
Rev., 5.00%, 12/01/2043	715	746
Series A1, Rev., 5.00%, 12/01/2027	1,000	1,055
Series A1, Rev., 5.00%, 12/01/2034	1,000	1,033
Series A1, Rev., 5.00%, 12/01/2046	1,000	992
Series A, Rev., 4.00%, 12/01/2041	1,250	1,174
Series A, Rev., 5.25%, 12/01/2044	2,500	2,526
Series B1, Rev., 5.25%, 06/01/2047	2,465	2,480
Series B, Rev., 4.00%, 12/01/2039	3,000	2,873

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Pennsylvania — continued
Series B, Rev., 5.00%, 12/01/2026	400	413
Series B, Rev., 5.00%, 12/01/2027	500	528
Series B, Rev., 5.00%, 12/01/2039	1,305	1,388
Series B, Rev., 5.25%, 12/01/2047	3,000	3,121
Series C, Rev., 4.00%, 12/01/2040	1,400	1,354
Series C, Rev., 4.00%, 12/01/2042	1,555	1,452
Series C, Rev., 5.00%, 12/01/2027	345	364
Series C, Rev., 5.00%, 12/01/2041	1,560	1,638
Series C, Rev., 5.00%, 12/01/2046	1,350	1,377
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Subordinate, Series B, Rev., 5.00%, 12/01/2038	1,500	1,545
Pennsylvania Turnpike Commission, Motor License, Rev., 5.00%, 12/01/2040	1,000	1,019
Pennsylvania Turnpike Commission, Subordinate, Rev., 5.00%, 12/01/2030	1,750	1,832
Pennsylvania Turnpike Commission, Subordinated,
Rev., 5.00%, 06/01/2026	2,000	2,016
Series B2, Rev., 5.00%, 06/01/2027	2,480	2,582
Philadelphia Authority for Industrial Development,
Rev., 5.00%, 05/01/2033	1,250	1,302
Rev., 5.00%, 06/15/2039 (e)	740	726
Philadelphia Authority for Industrial Development, Children’s Hospital of Philadelphia, Rev., 4.00%, 07/01/2037	2,000	1,949
Philadelphia Authority for Industrial Development, String Theory Charter School, Rev., 5.00%, 06/15/2040 (e)	900	862
Philadelphia Authority for Industrial Development, Thomas Jefferson University,
Series A, Rev., 5.00%, 09/01/2032	1,110	1,132
Series A, Rev., 5.00%, 09/01/2035	1,105	1,117
Series A, Rev., 5.00%, 09/01/2047	1,000	965
Philadelphia Gas Works Co., Series A, Rev., 4.00%, 08/01/2045	5,000	4,515
Phoenixville Area School District, GO, 4.00%, 11/15/2040	695	661
Pittsburgh School District, GO, BAM, 4.00%, 09/01/2042	2,240	2,024
Pittsburgh Water & Sewer Authority,
Series B, Rev., 4.00%, 09/01/2036	500	502
Series B, Rev., 4.00%, 09/01/2038	500	497
Series B, Rev., 4.00%, 09/01/2045	2,250	2,061
Pittsburgh Water & Sewer Authority, First Lien, Series A, Rev., 5.00%, 09/01/2048	1,000	1,015
Ridley School District, GO, BAM, 5.25%, 11/15/2039	4,545	4,726
School District of Philadelphia, Series A, GO, BAM, 4.00%, 09/01/2039	7,500	7,274

SEE NOTES TO FINANCIAL STATEMENTS.

202	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
School District of Philadelphia (The),
GO, 4.00%, 09/01/2046	2,000	1,791
GO, BAM, 4.00%, 09/01/2046	6,610	5,942
Series A, GO, 5.00%, 09/01/2027	610	636
Series A, GO, 5.00%, 09/01/2031	245	268
Series A, GO, 5.00%, 09/01/2035	3,000	3,108
Series F, GO, 5.00%, 09/01/2035	5,000	5,096
Series F, GO, 5.00%, 09/01/2037	2,000	2,034
School District of Philadelphia (The), Green Bond,
Series B, GO, 5.00%, 09/01/2027	895	933
Series B, GO, 5.00%, 09/01/2028	485	513
Series B, GO, 5.00%, 09/01/2029	450	482
Scranton School District, Series E, GO, BAM, 4.00%, 12/01/2037	1,025	976
Southeastern Pennsylvania Transportation Authority, Asset Improvement Program,
Rev., 5.25%, 06/01/2041	3,000	3,187
Rev., 5.25%, 06/01/2042	1,500	1,582
Rev., 5.25%, 06/01/2047	7,750	8,033
Sports & Exhibition Authority of Pittsburgh and Allegheny County,
Rev., 5.00%, 02/01/2027	2,250	2,322
Rev., 5.00%, 02/01/2028	2,590	2,725
State College Area School District, GO, 5.00%, 03/15/2040	2,500	2,500
State Public School Building Authority, Northampton County Area Community,
Rev., BAM, 4.00%, 03/01/2029	1,000	1,026
Rev., BAM, 4.00%, 03/01/2030	640	654
Rev., BAM, 4.00%, 03/01/2031	500	510
Rev., BAM, 5.00%, 03/01/2027	715	740
Rev., BAM, 5.00%, 03/01/2028	755	792
State Public School Building Authority, Philadelphia Community College, Rev., BAM, 5.00%, 06/15/2028	5,505	5,510
State Public School Building Authority, Philadelphia School District,
Rev., 5.00%, 06/01/2030	3,480	3,538
Rev., 5.00%, 06/01/2032	4,520	4,584
Rev., 5.00%, 06/01/2033	3,320	3,362
Tender Option Bond Trust Receipts/Certificates, Series 2025-XX1404, Rev., LIQ: Barclays Bank plc, 1.95%, 10/01/2055 (e) (z)	12,380	12,380
The Hospitals & Higher Education Facilities Authority of Philadelphia, Temple University Health System,
Rev., 5.00%, 07/01/2032	1,000	1,014
Rev., 5.00%, 07/01/2033	2,950	2,984
Rev., 5.00%, 07/01/2034	1,000	1,009
The Pennsylvania State University, Rev., 5.00%, 09/01/2043	1,570	1,654

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Pennsylvania — continued
The School District of Philadelphia, Series A, GO, 5.00%, 09/01/2044	16,500	16,521
Union County Hospital Authority, Evangelical Community Hospital, Rev., 5.00%, 08/01/2048	7,500	7,286
Westmoreland County Industrial Development Authority, Excela Health Project,
Series A, Rev., 4.00%, 07/01/2025	575	575
Series A, Rev., 5.00%, 07/01/2028	1,400	1,451

		621,184

Puerto Rico — 0.6%
Commonwealth of Puerto Rico, Note Claims, 0.00%, 11/01/2051 (z)	5,865	3,138
Commonwealth of Puerto Rico, Restructured,
Series A1, GO, 4.00%, 07/01/2033	481	470
Series A1, GO, 5.38%, 07/01/2025	954	954
Series A1, GO, 5.63%, 07/01/2027	5,045	5,192
Series A1, GO, 5.63%, 07/01/2029	2,000	2,109
Series A1, GO, 5.75%, 07/01/2031	2,008	2,165
Series A, GO, Zero Coupon, 07/01/2033	7,410	5,123
Commonwealth of Puerto Rico, Subordinate, Note Claims, Series CW, 0.00%, 11/01/2043 (z)	17,010	10,461
Commonwealth of Puerto Rico, Subordinated, Note Claims, Series CL, 0.00%, 11/01/2051 (z)	4,507	2,845
Puerto Rico Electric Power Authority,
Series AAA, Rev., 5.25%, 07/01/2023 (d)	100	49
Series CCC, Rev., 4.63%, 07/01/2025 (d)	100	49
Series DDD, Rev., 5.00%, 07/01/2020 (d)	570	276
Series NN, Rev., NATL, 4.75%, 07/01/2033	30	29
Series TT, Rev., 5.00%, 07/01/2020 (d)	285	138
Series TT, Rev., 5.00%, 07/01/2021 (d)	100	48
Series TT, Rev., 5.00%, 07/01/2037 (d)	1,200	582
Series XX, Rev., 4.63%, 07/01/2025 (d)	100	49
Series XX, Rev., 4.75%, 07/01/2026 (d)	295	143
Series ZZ, Rev., 4.25%, 07/01/2020 (d)	470	228
Series ZZ, Rev., 5.25%, 07/01/2019 (d)	580	281
Series ZZ, Rev., 5.25%, 07/01/2023 (d)	500	243
Puerto Rico Electric Power Authority, Libor, Series UU, Rev., (CME Term SOFR 3 Month * 0.67 + 0.52%), 3.57%, 07/01/2029 (aa)	500	478
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured,

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	203

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Puerto Rico — continued
Series A1, Rev., Zero Coupon, 07/01/2031	2,925	2,282
Series A1, Rev., 5.00%, 07/01/2058	25,950	24,396
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Restructured,
Series A1, Rev., 4.55%, 07/01/2040	1,385	1,327
Series A2, Rev., 4.33%, 07/01/2040	11,000	10,322

		73,377

Rhode Island — 0.2%
Rhode Island Health and Educational Building Corp., Brown University, Series A, Rev., 4.00%, 09/01/2037	1,000	987
Rhode Island Health and Educational Building Corp., Lifespan Health System, Rev., 5.00%, 05/15/2039	5,500	5,443
Rhode Island Health and Educational Building Corp., Lifespan Obligated Group, Rev., 5.25%, 05/15/2054	1,000	991
Rhode Island Housing & Mortgage Finance Corp., Rev., FHA, 3.60%, 10/01/2054 (z)	1,000	1,002
Rhode Island Housing and Mortgage Finance Corp., Series 71, Rev., GNMA COLL, 3.75%, 10/01/2049	215	215
Rhode Island Housing and Mortgage Finance Corp., Homeownership Opportunity,
Series 73A, Rev., 0.95%, 04/01/2026	500	487
Series 73A, Rev., 1.10%, 04/01/2027	300	285
Series 73A, Rev., 1.65%, 10/01/2029	715	648
Series 73A, Rev., 3.00%, 10/01/2050	765	754
Rhode Island Housing and Mortgage Finance Corp., Social Bonds, Series 75A, Rev., 3.00%, 10/01/2051	1,855	1,824
Rhode Island Student Loan Authority,
Rev., AMT, 3.63%, 12/01/2037	810	780
Rev., AMT, 4.13%, 12/01/2041	1,040	985
Rev., AMT, 4.13%, 12/01/2043	1,535	1,405
Rhode Island Student Loan Authority, Senior, Series A, Rev., AMT, 5.00%, 12/01/2044	3,950	3,868
Rhode Island Student Loan Authority, Senior Bond,
Series A, Rev., AMT, 5.00%, 12/01/2029	370	388
Series B, Rev., AMT, 4.13%, 12/01/2043	1,350	1,227
Rhode Island Turnpike & Bridge Authority, Rev., 5.00%, 10/01/2040	1,000	1,005
Tobacco Settlement Financing Corp., Series B, Rev., 4.50%, 06/01/2045	1,950	1,935

		24,229

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

South Carolina — 1.0%
Charleston County Airport District, Rev., 5.00%, 07/01/2042	1,650	1,718
City of Columbia Waterworks & Sewer System Revenue,
Rev., 5.00%, 02/01/2047	2,625	2,695
Series B, Rev., 4.00%, 02/01/2041	5,000	4,759
Series B, Rev., 5.00%, 02/01/2036	1,085	1,200
Series B, Rev., 5.00%, 02/01/2037	1,500	1,646
Series B, Rev., 5.00%, 02/01/2038	1,500	1,632
Lexington County Health Services District, Inc., Lexmed Obligated Group,
Rev., 4.00%, 11/01/2030	1,000	1,013
Rev., 4.00%, 11/01/2031	1,000	1,010
Patriots Energy Group Financing Agency, Series B1, Rev., 5.25%, 02/01/2054 (z)	14,400	15,459
South Carolina Jobs-Economic Development Authority, Rev., 4.50%, 11/01/2054	2,300	2,098
South Carolina Jobs-Economic Development Authority, Beaufort Memorial Hospital & South of Broad Healthcare Projects, Rev., 5.50%, 11/15/2044	500	496
South Carolina Jobs-Economic Development Authority, Bon Secours Mercy Health, Series S, Rev., 5.00%, 12/01/2048 (z)	1,000	1,004
South Carolina Jobs-Economic Development Authority, Conway Hospitals, Inc., Rev., 5.25%, 07/01/2047 (p)	7,480	7,473
South Carolina Jobs-Economic Development Authority, McLeod Health Projects, Rev., 5.00%, 11/01/2048	1,000	990
South Carolina Jobs-Economic Development Authority, Novant Health Obligated Group, Rev., 5.50%, 11/01/2046	2,000	2,096
South Carolina Jobs-Economic Development Authority, Prisma Health Obligated Group, Series A, Rev., 5.00%, 05/01/2030	1,500	1,568
South Carolina Jobs-Economic Development Authority, Prisma Health Obligation Group, Rev., 5.00%, 05/01/2043	2,000	1,995
South Carolina Jobs-Economic Development Authority, Unrefunded AnMed Health Project, Rev., 5.00%, 02/01/2038	3,975	3,978
South Carolina Ports Authority,
Rev., AMT, 5.00%, 07/01/2043	5,680	5,685
Rev., AMT, 5.00%, 07/01/2055	2,000	1,931
South Carolina Public Service Authority,
Rev., 5.00%, 12/01/2037	3,250	3,509
Rev., 5.00%, 12/01/2039	4,000	4,131
Rev., 5.00%, 12/01/2042	3,250	3,353
Rev., 5.00%, 12/01/2043	2,800	2,863
Series A, Rev., 4.00%, 12/01/2033	1,000	1,011
Series A, Rev., 4.00%, 12/01/2034	2,000	2,010
Series A, Rev., 4.00%, 12/01/2037	2,000	1,947

SEE NOTES TO FINANCIAL STATEMENTS.

204	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
South Carolina — continued
Series A, Rev., 4.00%, 12/01/2038	520	500
Series A, Rev., 5.00%, 12/01/2027	1,525	1,602
Series A, Rev., 5.00%, 12/01/2029	85	92
Series A, Rev., 5.00%, 12/01/2031	4,500	4,899
Series A, Rev., 5.00%, 12/01/2032	1,000	1,080
Series A, Rev., 5.00%, 12/01/2037	2,025	2,186
Series A, Rev., 5.00%, 12/01/2043	1,500	1,535
Series A, Rev., 5.25%, 12/01/2050	3,000	3,068
Series B, Rev., 5.00%, 12/01/2036	2,200	2,401
Series B, Rev., 5.00%, 12/01/2040	1,000	1,028
Series B, Rev., 5.00%, 12/01/2041	2,000	2,000
South Carolina Public Service Authority, Bond Exchange, Series A, Rev., 5.00%, 12/01/2050	2,190	2,187
South Carolina Public Service Authority, Obligations, Series C, Rev., 5.00%, 12/01/2027	1,600	1,623
South Carolina Public Service Authority, Unrefunded Obligations, Series E, Rev., 5.25%, 12/01/2055	7,000	7,005
South Carolina State Housing Finance & Development Authority,
Rev., 6.00%, 01/01/2055	3,310	3,633
Series A, Rev., 3.00%, 01/01/2052	520	511
Series A, Rev., 4.00%, 01/01/2052	705	711
Series A, Rev., GNMA/FNMA/FHLMC, 6.50%, 07/01/2055	3,330	3,763
Series B, Rev., 3.25%, 01/01/2052	4,475	4,435
South Carolina Transportation Infrastructure Bank, Rev., 5.00%, 10/01/2039	5,000	5,096

		128,625

South Dakota — 0.3%
County of Lincoln, GO, 5.00%, 12/01/2048	3,000	3,020
County of Lincoln, Augustana College Association, Rev., 4.00%, 08/01/2041	250	213
South Dakota Health & Educational Facilities Authority, Rev., 5.00%, 07/01/2046	2,000	1,961
South Dakota Health & Educational Facilities Authority, Avera Health, Series A, Rev., 5.25%, 07/01/2054	10,000	10,231
South Dakota Health & Educational Facilities Authority, Sanford Obligated Group, Rev., 5.00%, 11/01/2045	4,500	4,447
South Dakota Housing Development Authority,
Rev., GNMA/FNMA/FHLMC, 6.25%, 11/01/2055	3,230	3,578
Series A, Rev., GNMA/FNMA/FHLMC, 6.50%, 11/01/2055	1,040	1,177
Series C, Rev., GNMA/FNMA/FHLMC, 3.50%, 05/01/2051	655	653
Series G, Rev., GNMA/FNMA/FHLMC, 6.25%, 05/01/2055	4,120	4,464

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

South Dakota — continued
South Dakota Housing Development Authority, Homeownership Mortgage, Series B, Rev., 3.00%, 11/01/2051	2,010	1,978

		31,722

Tennessee — 1.0%
Chattanooga Health Educational & Housing Facility Board, Commonspirit Health,
Series A1, Rev., 5.00%, 08/01/2028	305	322
Series A, Rev., 5.00%, 08/01/2044	1,000	996
City of Chattanooga Electric Revenue, Series A, Rev., 4.00%, 09/01/2033	5,000	5,007
City of Clarksville Water Sewer & Gas Revenue, Rev., 5.00%, 02/01/2041 (p)	965	977
City of Memphis Storm Water System Revenue, Rev., 5.00%, 10/01/2044	3,365	3,395
City of Memphis TN Electric System Revenue,
Rev., 5.00%, 12/01/2025	1,085	1,095
Rev., 5.00%, 12/01/2031	600	672
Rev., 5.00%, 12/01/2032	850	948
City of Memphis, Electric System Revenue, Series A, Rev., 4.00%, 12/01/2050	1,225	1,056
Cleveland Health & Educational Facilities Board, Rev., 5.25%, 08/15/2054	14,700	15,075
County of Coffee, GO, 5.00%, 06/01/2026	250	255
County of Rutherford TN, GO, 3.00%, 04/01/2033	6,625	6,281
Johnson City Health & Educational Facilities Board, Tapestry at Roan Hill, Rev., HUD, 3.60%, 12/01/2027 (z)	3,000	3,021
Knox County Health Educational & Housing Facility Board, University of Tennessee Project,
Series A1, Rev., BAM, 5.00%, 07/01/2039	500	522
Series A1, Rev., BAM, 5.25%, 07/01/2049	1,365	1,385
Knox County Health Educational & Housing Facility Board, Westview Towers Project, Rev., HUD, 3.95%, 12/01/2027 (z)	410	411
Knoxville’s Community Development Corp., Willow Place Project, Rev., HUD, 3.75%, 12/01/2027 (z)	1,800	1,809
Memphis-Shelby County Airport Authority,
Rev., AMT, 5.00%, 07/01/2032	270	279
Rev., AMT, 5.00%, 07/01/2043	2,055	2,037
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Belmont University, Rev., 5.25%, 05/01/2048	1,250	1,256
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Vanderbilt University Medical Center, Rev., 5.00%, 07/01/2046	1,285	1,260

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	205

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Tennessee — continued
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Bond, Vanderbilt University Medical Center, Series A, Rev., 5.00%, 07/01/2040	7,555	7,543
Metropolitan Government Nashville & Davidson County Sports Authority, Stadium Project Senior Lien, Series A, Rev., 5.25%, 07/01/2048	2,925	3,034
Metropolitan Government of Nashville & Davidson County Electric Revenue, Series A, Rev., 5.00%, 05/15/2043	1,500	1,575
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue Refunding and Improvement, Rev., 5.00%, 07/01/2039	2,045	2,218
Metropolitan Knoxville Airport Authority, Series A, Rev., 5.25%, 06/01/2054	4,235	4,366
Metropolitan Nashville Airport Authority (The),
Series B, Rev., AMT, 5.00%, 07/01/2026	70	71
Series B, Rev., AMT, 5.00%, 07/01/2027	170	176
Series B, Rev., AMT, 5.25%, 07/01/2033	270	296
Series B, Rev., AMT, 5.25%, 07/01/2047	3,500	3,541
Series B, Rev., AMT, 5.50%, 07/01/2038	1,625	1,744
State of Tennessee, GO, 5.00%, 05/01/2041	7,470	7,983
Tennergy Corp., Series A, Rev., 4.00%, 12/01/2051 (z)	5,500	5,531
Tennergy Corp., Gas Supply Bonds, Series A, Rev., 5.50%, 10/01/2053 (z)	5,000	5,248
Tennessee Energy Acquisition Corp.,
Rev., 4.00%, 11/01/2049 (z)	4,480	4,486
Rev., 5.00%, 05/01/2052 (z)	18,000	18,963
Tennessee Energy Acquisition Corp., Gas Project, Series A1, Rev., 5.00%, 05/01/2053 (z)	9,000	9,280
Tennessee Housing Development Agency, Residential Finance Program I, Rev., 3.75%, 01/01/2050	165	165
Tennessee Housing Development Agency, Sustainable Bonds, Series 1A, Rev., 4.50%, 07/01/2044	1,220	1,171
Williamson County Industrial Development Board, Wood Duck Court Apartments, Rev., HUD, 5.00%, 05/01/2042 (z)	1,460	1,496

		126,946

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Texas — 9.7%
Alief Independent School District, GO, PSF-GTD, 2.00%, 02/15/2038	1,890	1,392
Allen Independent School District, GO, PSF-GTD, 4.38%, 02/15/2050	2,600	2,414
Anson Education Facilities Corp., Arlington Classics Academy, Rev., 5.00%, 08/15/2045	1,370	1,296
Arlington Higher Education Finance Corp.,
Rev., 4.88%, 06/15/2054 (e)	1,050	939
Series A, Rev., PSF-GTD, 4.00%, 08/15/2025	445	446
Series A, Rev., PSF-GTD, 4.00%, 08/15/2026	265	268
Series A, Rev., PSF-GTD, 4.00%, 08/15/2030	425	435
Series A, Rev., PSF-GTD, 5.00%, 08/15/2031	555	615
Arlington Higher Education Finance Corp., Legacy Traditional Schools,
Rev., 4.13%, 02/15/2041	815	638
Rev., 6.00%, 02/15/2042 (e)	250	239
Austin Community College District,
GO, 5.00%, 08/01/2048	3,500	3,583
GO, 5.25%, 08/01/2053	1,500	1,552
Austin Convention Enterprises, Inc., First Tier Convention Center, Rev., 5.00%, 01/01/2033	1,125	1,129
Austin Independent School District,
GO, 5.00%, 08/01/2026	1,000	1,025
GO, 5.00%, 08/01/2038	500	538
Barbers Hill Independent School District,
GO, PSF-GTD, 5.00%, 02/15/2032	500	559
GO, PSF-GTD, 5.00%, 02/15/2035	3,000	3,276
Bastrop Independent School District, GO, PSF-GTD, 5.00%, 02/15/2040	2,000	2,116
Beaumont Independent School District,
GO, PSF-GTD, 3.00%, 02/15/2033	2,500	2,386
GO, PSF-GTD, 5.00%, 02/15/2028	1,535	1,556
Bells Independent School District, GO, PSF-GTD, 4.25%, 02/15/2053	2,310	2,076
Bexar County, GO, 4.00%, 06/15/2038	2,205	2,157
Bexar County Hospital District, Certificates Obligation,
GO, 4.00%, 02/15/2039	1,090	1,053
GO, 5.00%, 02/15/2043	2,750	2,800
Bexar County Hospital District, Certificates of Obligation,
GO, 5.00%, 02/15/2036	370	397
GO, 5.00%, 02/15/2037	230	245
Board of Regents of the University of Texas System,
Series A, Rev., 5.00%, 08/15/2030	1,000	1,106
Series E, Rev., 5.00%, 08/15/2027	1,000	1,049

SEE NOTES TO FINANCIAL STATEMENTS.

206	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Boerne Independent School District, GO, PSF-GTD, 3.13%, 02/01/2053 (z)	1,735	1,733
Brazoria County Toll Road Authority, Subordinated Lien, Series A, Rev., CNTY GTD, 5.00%, 03/01/2033	1,670	1,723
Brazos Higher Education Authority, Inc., Rev., AMT, 4.00%, 04/01/2045	2,630	2,278
Brazosport Independent School District, GO, PSF-GTD, 5.00%, 02/15/2030	1,925	2,067
Capital Area Housing Finance Corp., Redwood Apartments, Rev., 3.50%, 01/01/2041 (z)	2,395	2,395
Carrollton-Farmers Branch Independent School District,
GO, PSF-GTD, 4.00%, 02/15/2053	5,000	4,319
GO, PSF-GTD, 5.00%, 02/15/2026	2,500	2,533
Castleberry Independent School District, GO, PSF-GTD, 5.00%, 02/15/2041	700	739
Celina Independent School District, GO, PSF-GTD, 5.00%, 02/15/2031	500	552
Central Texas Regional Mobility Authority,
Rev., 5.00%, 01/01/2037	1,285	1,345
Series B, Rev., 4.00%, 01/01/2040	800	752
Series B, Rev., 4.00%, 01/01/2051	1,250	1,088
Series B, Rev., 5.00%, 01/01/2037	1,000	1,054
Series B, Rev., 5.00%, 01/01/2046	7,800	7,855
Series C, Rev., BAN, 5.00%, 01/01/2027	2,000	2,019
Central Texas Regional Mobility Authority, Senior Lien,
Series B, Rev., 4.00%, 01/01/2039	600	576
Series B, Rev., 4.00%, 01/01/2040	500	470
Series B, Rev., 5.00%, 01/01/2045	3,595	3,633
Series D, Rev., 5.00%, 01/01/2033	480	522
Series E, Rev., 5.00%, 01/01/2045	2,665	2,693
Central Texas Turnpike System,
Rev., 5.00%, 08/15/2031	1,490	1,640
Rev., 5.00%, 08/15/2037	10,000	10,820
Rev., 5.00%, 08/15/2038	7,690	8,241
Rev., 5.00%, 08/15/2040	2,500	2,631
Chapel Hill Independent School District/Smith County, GO, PSF-GTD, 5.00%, 02/15/2039	700	750
City Austin, Certificates Obligation,
GO, 5.00%, 09/01/2032	1,750	1,912
GO, 5.00%, 09/01/2033	1,100	1,195
GO, 5.00%, 09/01/2034	1,750	1,891
City of Arlington TX Water & Wastewater System Revenue,
Rev., 5.00%, 06/01/2037	1,445	1,576
Rev., 5.00%, 06/01/2039	1,445	1,547
City of Arlington, Tax, Increment Reinvestment Zone, Tax Allocation, 4.00%, 08/15/2041	1,000	850

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
City of Austin Electric Utility Revenue,
Rev., 5.00%, 11/15/2048	6,210	6,318
Series A, Rev., 5.00%, 11/15/2031	1,595	1,604
City of Austin TX Water & Wastewater System Revenue, Rev., 5.00%, 11/15/2041	6,500	6,835
City of Austin Water & Wastewater System Revenue,
Rev., 4.00%, 11/15/2036	185	187
Rev., 4.00%, 11/15/2041	1,510	1,418
Rev., 5.00%, 11/15/2041	7,000	7,027
Series C, Rev., 5.00%, 11/15/2025 (p)	510	514
Series C, Rev., 5.00%, 11/15/2032	1,000	1,090
City of Austin, Airport System Revenue,
Rev., AMT, 5.00%, 11/15/2029	1,400	1,493
Rev., AMT, 5.00%, 11/15/2040	1,500	1,532
Series B, Rev., AMT, 5.00%, 11/15/2030	1,000	1,058
Series B, Rev., AMT, 5.00%, 11/15/2033	1,130	1,141
Series B, Rev., AMT, 5.00%, 11/15/2036	3,335	3,383
Series B, Rev., AMT, 5.00%, 11/15/2044	1,335	1,331
City of Austin, Electric Utility Revenue,
Series A, Rev., 5.00%, 11/15/2038	1,265	1,268
Series B, Rev., 5.00%, 11/15/2037	1,505	1,570
Series B, Rev., 5.00%, 11/15/2038	1,340	1,391
City of Austin, Public Improvement,
GO, 5.00%, 09/01/2033	5,000	5,656
GO, 5.00%, 09/01/2034	2,800	3,179
City of Austin, Refunding & Public Improvement, GO, 5.00%, 09/01/2033	620	674
City of Beaumont TX Waterworks & Sewer System Revenue, Rev., BAM, 5.00%, 09/01/2049	2,000	2,034
City of Celina TX, Special Assessment, BAM, 5.00%, 09/01/2040	1,200	1,222
City of Celina, Mosaic Public Improvement District, Special Assessment, 5.13%, 09/01/2044 (e)	2,150	2,013
City of Celina, Wells North Public Improvement District, Special Assessment, 5.25%, 09/01/2046 (e)	1,120	1,120
City of Corpus Christi Utility System Revenue, Senior Lien,
Rev., 5.00%, 07/15/2041 (w)	2,110	2,223
Rev., 5.00%, 07/15/2042 (w)	2,750	2,869
City of Corpus Christi, Utility System Revenue,
Rev., 5.00%, 07/15/2028	1,885	2,007
Rev., 5.00%, 07/15/2039	1,000	1,066

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	207

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
City of Dallas Housing Finance Corp., Rev., FHA, 5.00%, 08/01/2027 (z)	350	357
City of Dallas Housing Finance Corp., Estates at Ferguson, Rev., 5.00%, 07/01/2042 (z)	1,010	1,038
City of Dallas TX, GO, 4.00%, 02/15/2043	6,000	5,499
City of Dallas Waterworks & Sewer System Revenue,
Series A, Rev., 5.00%, 10/01/2032	1,250	1,277
Series A, Rev., 5.00%, 10/01/2047	5,000	5,152
Series C, Rev., 4.00%, 10/01/2031	1,500	1,538
City of Dallas, Fair Park Venue Project Senior, Special Tax, 6.25%, 08/15/2053 (e) (z)	3,500	3,501
City of Dallas, Hutchison Convention Center, Special Tax, 6.00%, 08/15/2053 (e) (z)	9,720	9,734
City of Dallas, Waterworks & Sewer System Revenue,
Series C, Rev., 4.00%, 10/01/2039	7,470	7,171
Series C, Rev., 4.00%, 10/01/2040	1,000	944
Series C, Rev., 5.00%, 10/01/2029	1,125	1,224
City of Denton, GO, 2.00%, 02/15/2032	1,345	1,186
City of Denton, Certificates Obligation,
GO, 2.00%, 02/15/2034	2,565	2,131
GO, 2.00%, 02/15/2035	2,625	2,113
City of Eagle Pass, Certificates Obligation,
GO, 4.00%, 03/01/2039	500	476
GO, 4.00%, 03/01/2041	680	645
City of El Paso, BAM TCRS, GO, BAM, 4.00%, 08/15/2042 (p)	120	122
City of El Paso, Unrefunded BAM TCRS, GO, BAM, 4.00%, 08/15/2042	10,780	9,943
City of Fort Worth, GO, 4.00%, 03/01/2030	1,150	1,185
City of Fort Worth TX Water & Sewer System Revenue,
Rev., 5.00%, 02/15/2037	2,305	2,491
Rev., 5.00%, 02/15/2038	1,390	1,491
Rev., 5.00%, 02/15/2041	710	741
City of Galveston TX Wharves & Terminal Revenue,
Rev., AMT, 5.25%, 08/01/2039	750	770
Rev., AMT, 5.50%, 08/01/2041	1,050	1,089
Rev., AMT, 5.50%, 08/01/2042	700	723
Rev., AMT, 5.50%, 08/01/2043	1,100	1,133
Rev., AMT, 5.50%, 08/01/2044	700	715
City of Haslet, Improvement Area Second Project, Special Assessment, 3.25%, 09/01/2031 (e)	500	445
City of Houston Airport System Revenue,
Series B, Rev., AMT, 5.25%, 07/15/2033	3,000	3,097
Series C, Rev., AMT, 5.00%, 07/01/2028	470	493

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
City of Houston Airport System Revenue, Subordinated Lien,
Series A, Rev., AMT, 4.00%, 07/01/2035	1,000	989
Series A, Rev., AMT, 4.00%, 07/01/2040	3,570	3,304
Series A, Rev., AMT, 5.00%, 07/01/2028	2,440	2,559
Series A, Rev., AMT, 5.00%, 07/01/2029	1,580	1,675
Series A, Rev., AMT, 5.00%, 07/01/2034	2,500	2,617
Series A, Rev., AMT, 5.00%, 07/01/2037	2,000	2,096
Series B, Rev., 5.00%, 07/01/2026	1,000	1,021
Series B, Rev., 5.00%, 07/01/2027	1,995	2,084
City of Houston Airport System Revenue, United Airlines, Inc.,
Series B, Rev., AMT, 5.50%, 07/15/2037	8,565	8,896
Series B, Rev., AMT, 5.50%, 07/15/2039	2,000	2,045
City of Houston Airport System Revenue, United Airlines, Inc. Terminal, Rev., AMT, 4.00%, 07/15/2041	4,365	3,787
City of Houston Combined Utility System Revenue, First Lien, Series A, Rev., 4.00%, 11/15/2033	1,200	1,234
City of Houston Combined Utility System Revenue, Subordinated First Lien, Rev., 5.00%, 11/15/2025	2,500	2,521
City of Houston Hotel Occupancy Tax & Special Revenue, Convention & Entertainment,
Rev., 4.00%, 09/01/2025	45	45
Rev., 4.00%, 09/01/2029	280	288
City of Houston TX, GO, 5.25%, 03/01/2049	16,000	16,495
City of Houston, Airport System Revenue, Special Facilities, United Airlines, Inc., Rev., AMT, 5.00%, 07/15/2028	600	603
City of Houston, Combined Utility System Revenue, First Lien,
Series A, Rev., 5.00%, 11/15/2029	1,100	1,197
Series C, Rev., 5.00%, 11/15/2029	3,100	3,377
City of Hutto TX,
GO, BAM, 4.13%, 08/01/2049	2,500	2,244
GO, BAM, 5.00%, 08/01/2043	1,220	1,268
City of Justin, Timberbrook Public Improvement, Special Assessment, 3.00%, 09/01/2031 (e)	315	288
City of Kyle, 6 Creeks Public Improvement, Special Assessment, 2.63%, 09/01/2025 (e)	185	185

SEE NOTES TO FINANCIAL STATEMENTS.

208	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
City of Lavon, Elevon Public Improvement District, Special Assessment, 5.00%, 09/15/2044 (e)	500	481
City of Lubbock Electric Light & Power System Revenue,
Rev., 5.00%, 04/15/2026	800	813
Rev., 5.00%, 04/15/2027	785	817
Rev., 5.00%, 04/15/2028	900	953
Rev., 5.00%, 04/15/2035	1,345	1,481
Rev., 5.00%, 04/15/2038	1,045	1,126
Rev., 5.00%, 04/15/2040	1,200	1,267
City of McKinney Waterworks & Sewer System Revenue, Rev., 5.00%, 03/15/2026	350	355
City of Palestine, Certificates Obligation, GO, 4.00%, 02/15/2046	5,000	4,413
City of Pflugerville, Certificates of Obligation, GO, 4.00%, 08/01/2049	2,750	2,414
City of Plano, GO, 4.00%, 09/01/2043	1,000	900
City of Round Rock TX, GO, 4.13%, 08/15/2046	3,210	2,873
City of San Antonio Electric & Gas Systems Revenue,
Rev., 4.00%, 02/01/2030	1,660	1,738
Rev., 5.00%, 02/01/2033	1,795	1,840
Rev., 5.00%, 02/01/2035	1,650	1,684
Series B, Rev., 5.25%, 02/01/2040	3,000	3,223
City of San Antonio Electric & Gas Systems Revenue, Junior Lien,
Rev., (SIFMA Municipal Swap Index + 0.87%), 2.79%, 02/01/2048 (aa)	3,000	2,999
Rev., 4.00%, 02/01/2037	1,000	1,006
Series A, Rev., 5.00%, 02/01/2035	2,200	2,369
Series D, Rev., 1.13%, 12/01/2045 (z)	6,510	6,285
City of San Antonio TX Electric & Gas Systems Revenue,
Rev., 5.00%, 02/01/2036	1,680	1,859
Rev., 5.00%, 02/01/2040	1,000	1,061
Rev., 5.25%, 02/01/2044	1,660	1,750
Rev., 5.25%, 02/01/2049	4,000	4,153
City of San Antonio, Electric & Gas Systems Revenue,
Rev., 4.00%, 02/01/2027	2,000	2,043
Series D, Rev., 5.25%, 02/01/2054	4,500	4,668
City of Sugar Land, GO, 5.00%, 02/15/2037	1,060	1,148
City of Texas City, Certificates Obligation, GO, 5.00%, 02/15/2045	10,455	10,695
City of Waco TX, GO, 5.00%, 02/01/2049	3,000	3,051
Clear Creek Independent School District, Series A, GO, PSF-GTD, 5.00%, 02/15/2033	760	857

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
Cleburne Independent School District, School Building, GO, PSF-GTD, 5.00%, 02/15/2036	1,065	1,076
Clifton Higher Education Finance Corp.,
Rev., PSF-GTD, 4.00%, 08/15/2044	4,045	3,619
Rev., PSF-GTD, 5.00%, 08/15/2035	1,300	1,403
Rev., PSF-GTD, 5.00%, 08/15/2037	500	532
Clifton Higher Education Finance Corp., Idea Public School,
Rev., PSF-GTD, 5.00%, 08/15/2026	1,840	1,883
Series A, Rev., 4.00%, 08/15/2035	415	408
Series A, Rev., 4.00%, 08/15/2047	1,300	1,110
Series T, Rev., PSF-GTD, 4.00%, 08/15/2036	700	704
Series T, Rev., PSF-GTD, 4.00%, 08/15/2047	1,175	1,031
Series T, Rev., PSF-GTD, 5.00%, 08/15/2025	70	70
Series T, Rev., PSF-GTD, 5.00%, 08/15/2026	55	56
Series T, Rev., PSF-GTD, 5.00%, 08/15/2027	30	31
Series T, Rev., PSF-GTD, 5.00%, 08/15/2028	40	42
Series T, Rev., PSF-GTD, 5.00%, 08/15/2030	215	234
Clifton Higher Education Finance Corp., International Leadership of Texas,
Rev., PSF-GTD, 4.00%, 08/15/2025	145	145
Rev., PSF-GTD, 4.00%, 02/15/2055 (z)	7,000	7,128
Rev., PSF-GTD, 5.25%, 02/15/2043	3,900	4,080
Rev., PSF-GTD, 5.25%, 02/15/2044	2,000	2,086
Clifton Higher Education Finance Corp., International Leadership of Texas, Inc., Rev., PSF-GTD, 5.00%, 08/15/2028	900	951
Clifton Higher Education Finance Corp., Texas Idea Public Schools,
Rev., PSF-GTD, 5.00%, 08/15/2038	2,905	3,095
Rev., PSF-GTD, 5.00%, 08/15/2041	2,550	2,649
Rev., PSF-GTD, 5.00%, 08/15/2042	625	643
Rev., PSF-GTD, 5.00%, 08/15/2044	2,270	2,304
Collin County Community College District, Series A, GO, 4.00%, 08/15/2035	1,600	1,617
County of Bexar,
GO, 4.00%, 06/15/2040	11,085	10,466
GO, 5.00%, 06/15/2043 (p)	2,000	2,044
County of Collin, GO, 5.00%, 02/15/2029	2,000	2,150
County of Dallas, Certificates of Obligation, GO, 5.00%, 08/15/2041	2,550	2,691
County of Denton, GO, 5.00%, 07/15/2027	1,000	1,047
County of Denton TX, GO, 4.00%, 07/15/2043	2,800	2,574

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	209

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
County of El Paso, Series A, GO, 5.00%, 02/15/2027	1,430	1,448
County of Harris, Series A, GO, 5.00%, 10/01/2029	1,150	1,253
County of Harris, Subordinate, Series A, GO, 5.00%, 08/15/2026	1,750	1,797
County of Nueces, GO, 5.00%, 02/15/2029	460	492
Cypress-Fairbanks Independent School District,
Series B, GO, PSF-GTD, 5.00%, 02/15/2037	2,000	2,179
Series B, GO, PSF-GTD, 5.00%, 02/15/2038	1,330	1,435
Dallas Area Rapid Transit,
Series A, Rev., 5.00%, 12/01/2029 (p)	1,890	1,907
Series A, Rev., 5.00%, 12/01/2046 (p)	2,000	2,018
Dallas Area Rapid Transit, Senior Lien,
Rev., 5.00%, 12/01/2032	1,000	1,078
Series B, Rev., 4.00%, 12/01/2051	2,000	1,741
Dallas Fort Worth International Airport,
Series B, Rev., 5.00%, 11/01/2050	4,000	4,036
Series C, Rev., AMT, 5.00%, 11/01/2030	5,000	5,367
Dallas Fort Worth International Airport, Dallas Fort Worth International, Rev., 5.00%, 11/01/2025	1,825	1,836
Dallas Independent School District, Series B, GO, PSF-GTD, 3.00%, 02/15/2034	1,370	1,299
Del Valle Independent School District,
GO, PSF-GTD, 4.00%, 06/15/2031	3,085	3,214
GO, PSF-GTD, 4.00%, 06/15/2032	3,405	3,526
GO, PSF-GTD, 4.00%, 06/15/2033	5,740	5,908
GO, PSF-GTD, 4.00%, 06/15/2034	3,280	3,345
Denton Independent School District,
GO, PSF-GTD, 5.00%, 08/15/2027	600	629
GO, PSF-GTD, 5.00%, 08/15/2034	950	1,056
GO, PSF-GTD, 5.00%, 08/15/2038	5,000	5,451
GO, PSF-GTD, 5.00%, 08/15/2042	2,000	2,091
East Montgomery County Improvement District, Sales Tax Revenue, Rev., 5.00%, 08/15/2041	500	521
El Paso County Hospital District,
GO, 5.00%, 02/15/2034 (w)	3,205	3,525
GO, 5.00%, 02/15/2035 (w)	1,800	1,981
Forney Independent School District,
GO, PSF-GTD, 5.00%, 08/15/2040	600	634
GO, PSF-GTD, 5.00%, 08/15/2043	2,075	2,145
Series A, GO, PSF-GTD, 3.00%, 08/15/2037	3,585	3,132
Series A, GO, PSF-GTD, 3.00%, 08/15/2038	4,950	4,215
Fort Bend Grand Parkway Toll Road Authority,
Series A, Rev., CNTY GTD, 5.00%, 03/01/2026	750	760

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
Series A, Rev., CNTY GTD, 5.00%, 03/01/2027	285	296
Series A, Rev., CNTY GTD, 5.00%, 03/01/2029	390	420
Series A, Rev., CNTY GTD, 5.00%, 03/01/2030	1,000	1,090
Fort Bend Independent School District,
Series B, GO, PSF-GTD, 0.72%, 08/01/2051 (z)	610	590
Series B, GO, PSF-GTD, 0.88%, 08/01/2050 (z)	830	828
Fort Worth Independent School District, GO, PSF-GTD, 5.00%, 02/15/2040	1,750	1,851
Garland Independent School District,
GO, PSF-GTD, 5.00%, 02/15/2037	500	543
Series A, GO, PSF-GTD, 5.00%, 02/15/2037	3,500	3,804
Georgetown Independent School District, GO, PSF-GTD, 2.00%, 08/15/2034	6,155	5,071
Goose Creek Consolidated Independent School District, GO, PSF-GTD, 5.00%, 02/15/2026	900	913
Grand Parkway Transportation Corp., Grand Parkway System, Rev., 4.00%, 10/01/2045	10,125	8,970
Greater Texoma Utility Authority, City of Sherman Project,
Rev., BAM, 5.00%, 10/01/2037	3,060	3,254
Rev., BAM, 5.00%, 10/01/2038	1,450	1,526
Rev., BAM, 5.00%, 10/01/2049	10,000	10,061
Series A, Rev., BAM, 4.00%, 10/01/2043	1,940	1,735
Harris County Cultural Education Facilities Finance Corp., Texas Children’s Hospital,
Rev., 4.00%, 10/01/2041	1,000	923
Rev., 5.00%, 10/01/2051 (z)	3,000	3,280
Harris County Cultural Education Facilities Finance Corp., Texas Children’s Hospital,
Rev., LOC: TD Bank NA, 2.00%, 10/01/2045 (z)	2,400	2,400
Rev., BAM, 4.00%, 10/01/2037	1,790	1,770
Rev., 4.00%, 10/01/2038	1,000	958
Rev., BAM, 4.00%, 10/01/2038	1,000	973
Harris County Cultural Education Facilities Finance Corp., Texas Medical Center, Series A, Rev., 5.00%, 05/15/2050 (z)	8,000	8,522
Harris County Flood Control District, Series A, GO, 5.00%, 10/01/2029	1,700	1,853
Harris County Flood Control District, Sustainability Bond,
Series A, GO, 4.00%, 09/15/2041	2,500	2,310
Series A, GO, 4.00%, 09/15/2048	9,000	7,823
Harris County Industrial Development Corp., Energy Transfer, Rev., 4.05%, 11/01/2050 (z)	2,000	1,957

SEE NOTES TO FINANCIAL STATEMENTS.

210	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Harris County, Toll Road Authority, First Lien, Rev., 5.00%, 08/15/2030	1,200	1,322
Harris County-Houston Sports Authority, Senior Lien, Series A, Rev., 5.00%, 11/15/2029	3,010	3,253
Hays Consolidated Independent School District,
GO, PSF-GTD, 4.00%, 02/15/2042	18,160	16,707
GO, PSF-GTD, 5.00%, 02/15/2038	1,000	1,071
GO, PSF-GTD, 5.00%, 02/15/2040	1,305	1,376
Hidalgo County Regional Mobility Authority, Senior Lien,
Series A, Rev., 5.00%, 12/01/2032	1,000	1,061
Series A, Rev., 5.00%, 12/01/2033	575	607
Series A, Rev., 5.00%, 12/01/2034	750	789
Houston Higher Education Finance Corp., Houston Baptist University, Rev., 4.00%, 10/01/2051	1,100	871
Houston Higher Education Finance Corp., Kipp Inc, Rev., PSF-GTD, 4.00%, 08/15/2040	2,500	2,366
Hurst-Euless-Bedford Independent School District, GO, PSF-GTD, 5.00%, 08/15/2038	1,490	1,615
Hutto Independent School District, GO, PSF-GTD, 5.00%, 08/01/2048	2,400	2,439
Irving Independent School District,
GO, PSF-GTD, 5.00%, 02/15/2028	500	530
GO, PSF-GTD, 5.00%, 02/15/2035	2,300	2,524
GO, PSF-GTD, 5.00%, 02/15/2038	4,375	4,680
GO, PSF-GTD, 5.00%, 02/15/2041	250	261
Jarrell Independent School District, GO, PSF-GTD, 5.00%, 02/15/2037	725	782
Katy Independent School District,
GO, PSF-GTD, 5.00%, 02/15/2027 (w)	3,000	3,106
GO, PSF-GTD, 5.00%, 02/15/2036	1,340	1,438
GO, PSF-GTD, 5.00%, 02/15/2042 (w)	1,000	1,056
GO, PSF-GTD, 5.00%, 02/15/2043 (w)	1,505	1,577
GO, PSF-GTD, 5.00%, 02/15/2046 (w)	2,560	2,647
Series B, GO, PSF-GTD, 5.00%, 02/15/2036	2,475	2,502
Kilgore Independent School District, GO, PSF-GTD, 5.00%, 02/15/2026	450	456
Klein Independent School District,
GO, PSF-GTD, 4.00%, 08/01/2046	4,000	3,594
GO, PSF-GTD, 5.00%, 08/01/2028 (w)	4,270	4,547
GO, PSF-GTD, 5.00%, 08/01/2041 (w)	1,775	1,895
Lake Houston Redevelopment Authority, Rev., 4.00%, 09/01/2035	250	236
Lake Travis Independent School District, School Building, Series A, GO, PSF-GTD, 5.00%, 02/15/2043 (p)	1,090	1,129

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
Lamar Consolidated Independent School District,
GO, PSF-GTD, 5.00%, 02/15/2029	150	162
GO, PSF-GTD, 5.00%, 02/15/2041	1,500	1,588
GO, PSF-GTD, 5.00%, 02/15/2043	2,100	2,193
Series A, GO, PSF-GTD, 5.00%, 02/15/2058	4,335	4,381
Liberty Hill Independent School District,
GO, PSF-GTD, 5.00%, 02/01/2040	1,890	2,012
GO, PSF-GTD, 5.00%, 02/01/2041	2,020	2,132
Llano Independent School District, GO, PSF-GTD, 5.00%, 02/15/2032	1,350	1,366
Longview Independent School District, GO, PSF-GTD, 5.00%, 02/15/2043	1,750	1,827
Love Field Airport Modernization Corp., Southwest Airlines Co Project, Rev., AMT, 5.00%, 11/01/2028	1,400	1,400
Lower Colorado River Authority,
Rev., 5.00%, 05/15/2031	4,795	5,303
Rev., 5.00%, 05/15/2032	5,000	5,501
Series A, Rev., 5.00%, 05/15/2027	420	436
Series B, Rev., 5.00%, 05/15/2039 (z)	3,000	3,130
Lower Colorado River Authority, LCRA Transmission Services,
Rev., 5.00%, 05/15/2030	1,000	1,089
Rev., 5.00%, 05/15/2051	3,500	3,502
Lower Colorado, River Authority, Transmission Services Contract, Rev., 5.00%, 05/15/2029	100	107
Mansfield Independent School District, GO, PSF-GTD, 3.00%, 08/01/2036	1,000	895
Matagorda County Navigation District No. 1, Central Power & Light, Rev., AMT, 4.25%, 05/01/2030	825	847
Matagorda County Navigation District No. 1, Central Power & Light Co., Rev., 2.60%, 11/01/2029	3,500	3,336
McKinney Independent School District, GO, PSF-GTD, 5.00%, 02/15/2026	1,245	1,262
Medina Valley Independent School District,
GO, PSF-GTD, 0.82%, 02/15/2051 (z)	445	436
GO, PSF-GTD, 5.00%, 02/15/2040	3,000	3,174
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, Contractual Obligation, Series B, Rev., 5.00%, 11/01/2025	435	438
Midland County Hospital District, Rev., BAM, 5.25%, 05/15/2054	2,170	2,198
Midland Independent School District, GO, PSF-GTD, 5.00%, 02/15/2050	2,300	2,312
Mission Economic Development Corp.,
Rev., AMT, 0.00%, 06/01/2048 (z)	5,665	5,713

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	211

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Rev., AMT, 4.00%, 06/01/2054 (z)	2,475	2,377
Mission Economic Development Corp., Republic Services, Rev., AMT, 4.10%, 01/01/2026 (z)	4,000	4,001
Mission Economic Development Corp., Republic Services, Inc. Project, Series A, Rev., AMT, 4.10%, 05/01/2050 (z)	4,000	4,001
Mission Economic Development Corp., Solid Waste Disposal Revenue Graphic Packaging International, LLC Project, Rev., AMT, 5.00%, 12/01/2064 (z)	1,000	1,022
Mission Economic Development Corp., Waste Management Inc Project, Series B, Rev., AMT, 3.95%, 07/01/2040 (z)	4,000	4,000
New Caney Independent School District,
GO, PSF-GTD, 5.00%, 02/15/2037	625	677
GO, PSF-GTD, 5.00%, 02/15/2040	1,375	1,463
GO, PSF-GTD, 5.00%, 02/15/2041	2,000	2,112
GO, PSF-GTD, 5.00%, 02/15/2044	1,250	1,297
New Hope Cultural Education Facilities Finance Corp., Series A, Rev., 5.00%, 07/01/2047	2,000	1,893
New Hope Cultural Education Facilities Finance Corp., Bella Vida Facility Living,
Rev., 4.25%, 10/01/2030	2,000	2,002
Rev., 4.63%, 10/01/2030	2,000	2,002
New Hope Cultural Education Facilities Finance Corp., Children’s Health System, Series A, Rev., 5.00%, 08/15/2047	1,000	987
New Hope Cultural Education Facilities Finance Corp., NCCD College Station Project, Series A, Rev., 5.00%, 07/01/2035	9,400	9,241
New Hope Cultural Education Facilities Finance Corp., Westminster Project, Rev., 4.00%, 11/01/2049	100	82
New Hope Cultural Education Facilities Finance Corporation, Series A, Rev., 4.00%, 08/15/2040	3,000	2,741
Newark Higher Education Finance Corp., Austin Achieve Public Schools, Rev., PSF-GTD, 5.00%, 06/15/2038	1,365	1,447
North East Independent School District,
GO, PSF-GTD, 3.75%, 08/01/2049 (z)	1,570	1,588
GO, PSF-GTD, 4.00%, 08/01/2033	4,000	4,000
North Fort Bend Water Authority, Rev., BAM, 5.00%, 12/15/2026	1,520	1,570
North Texas Higher Education Authority, Inc., Rev., AMT, 4.13%, 06/01/2045	4,895	4,724
North Texas Municipal Water District Water System Revenue, Rev., 3.00%, 09/01/2041	575	445

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
North Texas Municipal Water District Water System Revenue & Improvement, Rev., 5.00%, 09/01/2032	2,875	2,882
North Texas Tollway Authority,
Rev., Zero Coupon, 01/01/2035	10,000	6,949
Rev., 5.00%, 01/01/2031	3,000	3,293
Rev., 5.00%, 01/01/2032	6,070	6,716
Rev., 5.00%, 01/01/2035	3,250	3,582
Rev., 5.25%, 01/01/2044	3,225	3,377
North Texas Tollway Authority, Capital Appreciation, First Tier, Rev., Zero Coupon, 01/01/2030	1,500	1,291
North Texas Tollway Authority, First Tier Bonds,
Series A, Rev., 4.00%, 01/01/2035	2,000	2,007
Series A, Rev., 5.00%, 01/01/2037	1,500	1,606
Series A, Rev., 5.00%, 01/01/2040	4,000	4,180
North Texas Tollway Authority, Second Tier,
Rev., 4.25%, 01/01/2049	4,000	3,421
Rev., 5.00%, 01/01/2048	2,335	2,336
Series B, Rev., 4.00%, 01/01/2035	2,100	2,084
Series B, Rev., 4.00%, 01/01/2036	1,000	984
Series B, Rev., 4.00%, 01/01/2037	1,000	963
Series B, Rev., 5.00%, 01/01/2027	215	217
Series B, Rev., 5.00%, 01/01/2033	1,000	1,021
Northside Independent School District, GO, PSF-GTD, 3.55%, 06/01/2050 (z)	4,000	4,031
Northwest Independent School District,
GO, PSF-GTD, 5.00%, 02/15/2040	1,000	1,047
GO, PSF-GTD, 5.00%, 02/15/2041 (w)	2,225	2,362
GO, PSF-GTD, 5.25%, 02/15/2055 (w)	3,820	3,974
Series A, GO, PSF-GTD, 5.00%, 02/15/2036	1,000	1,087
Northwest Independent School District, School Building, GO, PSF-GTD, 5.00%, 02/15/2042 (p)	1,505	1,525
Odessa Junior College District, Consolidated Fund, Rev., 4.00%, 07/01/2026	1,015	1,026
Pasadena Independent School District, GO, PSF-GTD, 5.00%, 02/15/2047	2,000	2,024
Pearland Independent School District, GO, PSF-GTD, 5.00%, 02/15/2026	1,075	1,089
Pecos Barstow Toyah Independent School District,
GO, PSF-GTD, 5.00%, 02/15/2027	300	311
GO, PSF-GTD, 5.00%, 02/15/2039	500	519
Permanent University Fund—Texas A&M University System, Board of Regents, Rev., 5.00%, 07/01/2042	1,695	1,764
Permanent University Fund—Texas A&M University System, Board Of Regents, Rev., 5.00%, 07/01/2039	1,500	1,594

SEE NOTES TO FINANCIAL STATEMENTS.

212	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Permanent University Fund—University of Texas System, Permanent University Fund Bonds, Rev., 5.00%, 07/01/2033	1,090	1,090
Plano Independent School District, GO, 5.00%, 02/15/2027	650	674
Port Authority of Houston of Harris County Texas,
Rev., 5.00%, 10/01/2026	850	874
Rev., 5.00%, 10/01/2028	1,250	1,333
Rev., 5.00%, 10/01/2029	1,250	1,350
Port Authority of Houston of Harris County Texas, First Lien,
Rev., 5.00%, 10/01/2025	950	954
Rev., 5.00%, 10/01/2048	8,500	8,617
Port Beaumont Navigation District, Jefferson Gulf Coast Energy,
Rev., AMT, 2.00%, 01/01/2027 (e)	550	532
Rev., AMT, 2.25%, 01/01/2029 (e)	800	746
Rev., AMT, 2.88%, 01/01/2041 (e)	120	87
Port of Beaumont Industrial Development Authority, Taxable Jefferson Gulf Coast Energy, Rev., 4.10%, 01/01/2028 (e)	8,000	7,079
Port of Beaumont Navigation District, Rev., AMT, 5.00%, 01/01/2039 (e)	3,250	3,105
Port of Beaumont Navigation District, Taxable Jefferson Gulf Coast, Rev., 10.00%, 07/01/2026 (e)	4,000	4,041
Prosper Independent School District,
Series A, GO, PSF-GTD, 5.00%, 02/15/2030	25	27
Series A, GO, PSF-GTD, 5.00%, 02/15/2038	1,000	1,085
Red River Education Finance Corp., Rev., 5.00%, 03/15/2035	1,430	1,617
Rockwall Independent School District, GO, PSF-GTD, 5.00%, 02/15/2027	1,335	1,385
Round Rock Independent School District, Series A, GO, PSF-GTD, 5.00%, 08/01/2044 (z)	10,000	10,847
Royse City Independent School District, GO, PSF-GTD, 5.00%, 02/15/2039	1,000	1,068
San Antonio Education Facilities Corp., University of The Incarnate Word,
Rev., 4.00%, 04/01/2038	2,065	1,825
Rev., 4.00%, 04/01/2041	1,000	832
San Antonio Water System,
Series 2013F, Rev., 1.00%, 05/01/2043 (z)	6,000	5,795
Series A, Rev., 5.00%, 05/15/2034	2,375	2,478
Series C, Rev., 5.00%, 05/15/2046	6,670	6,734
San Antonio Water System, Junior Lien, Series A, Rev., 5.00%, 05/15/2043	3,500	3,533

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
San Marcos Consolidated Independent School District,
GO, PSF-GTD, 5.00%, 08/15/2027	1,830	1,920
GO, PSF-GTD, 5.00%, 08/15/2040	2,000	2,122
Socorro Independent School District, GO, PSF-GTD, 4.00%, 08/15/2040	2,575	2,458
Southwest Independent School District, GO, PSF-GTD, 5.00%, 02/01/2027	410	425
Spring Independent School District, GO, 5.00%, 08/15/2030	600	660
State of Texas,
GO, 5.00%, 10/01/2042	1,170	1,228
Series B, GO, 4.00%, 08/01/2030	60	60
State of Texas, Mobility Fund, Series B, GO, 5.00%, 10/01/2032	14,655	14,696
State of Texas, Public Finance Authority, GO, 5.00%, 10/01/2026	1,000	1,030
State of Texas, Water Financial Assistance, Series B, GO, 5.00%, 08/01/2037	1,000	1,000
Tarrant County Cultural Education Facilities Finance Corp., Rev., 5.00%, 07/01/2038	5,000	5,094
Tarrant County Cultural Education Facilities Finance Corp., Baylor Health Care System, Rev., VRDO, LOC: TD Bank NA, 3.50%, 07/01/2025 (z)	13,400	13,400
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott & White Health,
Rev., 4.00%, 11/15/2042	15,000	13,815
Series A, Rev., 5.00%, 11/15/2045	4,195	4,197
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott & White Health Project, Rev., 5.50%, 11/15/2047	12,415	12,865
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott And White Health, Rev., 5.00%, 11/15/2052 (z)	1,890	2,033
Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center, Taxable, Rev., 1.39%, 09/01/2025	600	597
Tarrant County Cultural Education Facilities Finance Corp., Methodist Hospitals Dallas, Rev., VRDO, LOC: TD Bank NA, 4.00%, 07/01/2025 (z)	11,110	11,110
Tarrant County Cultural Education Facilities Finance Corp., Methodist Hospitals of Dallas,
Rev., 4.00%, 10/01/2041	1,975	1,828
Rev., 5.00%, 10/01/2030	1,000	1,094
Rev., 5.00%, 10/01/2037	1,000	1,063
Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources, Rev., 5.00%, 02/15/2041	5,000	5,016

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	213

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Tarrant Regional Water District Water Supply System Revenue, Rev., 5.00%, 03/01/2036	3,500	3,881
Tender Option Bond Trust Receipts/Certificates, Series 2024-XG0585, Rev., LOC: Barclays Bank plc, LIQ: Barclays Bank plc, 4.10%, 07/01/2064 (e) (z)	24,075	24,075
Texas A&M University,
Rev., 5.00%, 05/15/2036	5,000	5,570
Rev., 5.00%, 05/15/2037	1,000	1,104
Rev., 5.00%, 05/15/2042	4,830	5,103
Texas A&M University, Financing System, Series B, Rev., 4.00%, 05/15/2043	20,595	18,649
Texas Department of Housing & Community Affairs,
Rev., GNMA COLL, 6.00%, 07/01/2054	2,020	2,217
Series A, Rev., GNMA COLL, 4.00%, 03/01/2050	290	292
Series B, Rev., GNMA COLL, 6.00%, 03/01/2053	530	575
Series C, Rev., GNMA COLL, 6.00%, 03/01/2054	3,055	3,332
Texas Department of Housing & Community Affairs, Social Bonds, Series A, Rev., GNMA, 3.00%, 01/01/2052	1,750	1,718
Texas Department of Housing & Community Affairs, Sustainable Bond, Series B, Rev., GNMA COLL, 5.75%, 01/01/2053	910	976
Texas Department of Housing and Community Affairs, Series B, Rev., GNMA COLL, 4.90%, 07/01/2045	3,000	2,988
Texas Municipal Gas Acquisition & Supply Corp. III,
Rev., 5.00%, 12/15/2025	1,305	1,312
Rev., 5.00%, 12/15/2030	3,300	3,489
Rev., 5.00%, 12/15/2031	2,000	2,126
Texas Municipal Gas Acquisition & Supply Corp. IV,
Series A, Rev., 5.50%, 01/01/2054 (z)	15,815	16,798
Series B, Rev., 5.50%, 01/01/2054 (z)	9,795	10,744
Texas Municipal Gas Acquisition & Supply Corporation V, Rev., 5.00%, 01/01/2055 (z)	5,835	6,202
Texas Municipal Gas Acquisition and Supply Corp. I, Series D, Rev., 6.25%, 12/15/2026	5,470	5,614
Texas Municipal Power Agency, Rev., 3.00%, 09/01/2038	500	417
Texas Private Activity Bond Surface Transportation Corp., Rev., AMT, 5.00%, 06/30/2058	25,060	23,929

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Group,
Rev., 4.00%, 12/31/2030	3,970	4,037
Rev., 4.00%, 06/30/2033	1,000	1,000
Texas Private Activity Bond Surface Transportation Corp., Senior Lien Bond,
Rev., AMT, 5.38%, 06/30/2037	1,750	1,841
Rev., AMT, 5.38%, 06/30/2038	3,955	4,128
Rev., AMT, 5.50%, 06/30/2041	1,425	1,470
Rev., AMT, 5.50%, 06/30/2043	2,750	2,810
Texas Private Activity Bond Surface Transportation Corp., Senior Lien North Tarrant Express Project, Rev., AMT, 5.50%, 12/31/2058	6,000	6,151
Texas State Affordable Housing Corp., Juniper Creek Apartments, Rev., 3.75%, 07/01/2044 (z)	485	488
Texas State Affordable Housing Corp., Norman Commons, Rev., 3.63%, 01/01/2045 (z)	565	569
Texas State University System, Rev., 5.00%, 03/15/2041	2,550	2,684
Texas Transportation Commission, Transportation Commission Mobility, GO, 0.65%, 10/01/2041 (z)	4,500	4,385
Texas Water Development Board,
Rev., 4.00%, 10/15/2035	4,000	4,000
Rev., 5.00%, 08/01/2026	2,250	2,308
Series A, Rev., 5.00%, 10/15/2028	115	124
Texas Water Development Board, Master Trust,
Rev., 4.00%, 10/15/2033	1,000	1,022
Series A, Rev., 4.25%, 10/15/2051	2,890	2,624
Series A, Rev., 4.38%, 10/15/2054	3,835	3,575
Series A, Rev., 4.38%, 10/15/2059	1,610	1,485
Series A, Rev., 5.00%, 10/15/2038	1,900	2,079
Series A, Rev., 5.00%, 10/15/2039	3,000	3,255
Texas Water Development Board, Revolving Fund,
Rev., 4.00%, 08/01/2038	500	490
Rev., 5.00%, 08/01/2028	625	669
Series A, Rev., 5.00%, 10/15/2028	100	106
Texas Water Development Board, State Revolving Fund,
Rev., 4.00%, 08/01/2037	2,015	2,004
Rev., 5.00%, 08/01/2027	2,835	2,974
Texas Water Development Board, State Water Implementation Fund,
Rev., 3.00%, 10/15/2033	2,000	1,882
Series A, Rev., 4.00%, 10/15/2033	1,900	1,916
Series A, Rev., 5.00%, 04/15/2026	100	102
Series A, Rev., 5.00%, 10/15/2030	500	503

SEE NOTES TO FINANCIAL STATEMENTS.

214	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Series A, Rev., 5.00%, 10/15/2047	2,480	2,494
Series B, Rev., 5.00%, 04/15/2049	11,535	11,623
Texas Water Development Board, State Water Implementation Revenue, Rev., 5.25%, 10/15/2046	2,000	2,018
Travis County Housing Finance Corp., Airport Gateway Apartments, Rev., 4.13%, 06/01/2045 (z)	190	191
Trinity River Authority Central Regional Wastewater System Revenue, Rev., 5.00%, 08/01/2029	1,500	1,624
University of Houston,
Series A, Rev., 5.00%, 02/15/2034	2,000	2,187
Series A, Rev., 5.00%, 02/15/2041	2,000	2,074
University of Texas, Series C, Rev., 5.00%, 08/15/2028	100	107
Upper Trinity Regional Water District, Rev., BAM, 4.25%, 08/01/2049	1,500	1,365
Uptown Development Authority,
Tax Allocation, 4.00%, 09/01/2033	400	391
Tax Allocation, 4.00%, 09/01/2035	995	938
Waco Educational Finance Corp., Baylor University Issue,
Rev., 5.00%, 03/01/2035	1,500	1,618
Series A, Rev., 4.00%, 03/01/2036	750	751
Waller Consolidated Independent School District,
GO, BAM, 5.00%, 02/15/2040	2,800	2,935
GO, BAM, 5.00%, 02/15/2042	6,550	6,766
Waxahachie Independent School District,
GO, PSF-GTD, 4.00%, 02/15/2049	2,500	2,212
GO, PSF-GTD, 4.25%, 02/15/2053	1,670	1,515
GO, PSF-GTD, 5.00%, 02/15/2028	1,250	1,324
GO, PSF-GTD, 5.00%, 02/15/2029	1,370	1,479
GO, PSF-GTD, 5.00%, 02/15/2035	1,135	1,264
GO, PSF-GTD, 5.00%, 02/15/2040	1,000	1,064
GO, PSF-GTD, 5.00%, 02/15/2041	1,000	1,056
GO, PSF-GTD, 5.00%, 02/15/2042	1,000	1,048
GO, PSF-GTD, 5.00%, 02/15/2043	1,500	1,563
GO, PSF-GTD, 5.00%, 02/15/2044	900	934
Weslaco Independent School District, GO, PSF-GTD, 5.00%, 02/15/2040	500	532
Whitesboro Independent School District, GO, PSF-GTD, 5.00%, 02/15/2028	550	583

		1,240,058

Utah — 0.9%
Black Desert Public Infrastructure District, Special Assessment, 5.63%, 12/01/2053 (e)	2,135	2,111
City of Salt Lake City Airport Revenue,
Series A, Rev., AMT, 5.00%, 07/01/2028	1,875	1,963

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Utah — continued
Series A, Rev., AMT, 5.00%, 07/01/2037	5,000	5,142
Series A, Rev., AMT, 5.00%, 07/01/2046	5,000	4,940
Series A, Rev., AMT, 5.00%, 07/01/2047	2,560	2,513
Series A, Rev., AMT, 5.25%, 07/01/2040	2,400	2,502
Series A, Rev., AMT, 5.25%, 07/01/2041	1,000	1,034
Series A, Rev., AMT, 5.25%, 07/01/2042	2,750	2,823
Series A, Rev., AMT, 5.25%, 07/01/2048	2,750	2,774
County of Utah, IHC Health Services, Inc.,
Series A, Rev., 4.00%, 05/15/2045	10,020	8,926
Series B, Rev., 5.00%, 05/15/2060 (z)	625	637
Downtown East Streetcar Sewer Public Infrastructure District, Senior Lien, Series A, GO, 6.00%, 03/01/2053 (e)	1,415	1,354
Downtown Revitalization Public Infrastructure District, First Lien Seg Redevelopment Project,
Rev., 5.00%, 06/01/2036	1,650	1,723
Rev., 5.00%, 06/01/2037	1,700	1,765
Rev., 5.00%, 06/01/2038	1,650	1,702
Rev., 5.00%, 06/01/2039	2,300	2,360
Rev., 5.25%, 06/01/2041	1,425	1,530
Rev., 5.25%, 06/01/2042	1,000	1,062
Rev., 5.25%, 06/01/2043	545	575
Rev., 5.50%, 06/01/2050	9,170	9,664
Downtown Revitalization Public Infrastructure District, Subordinated Lien Seg Redevelopment Project, Rev., 5.00%, 07/15/2035 (e)	1,425	1,430
Firefly Public Infrastructure District No. 1 Assessment Area No. 1, Special Assessment, 5.63%, 12/01/2043 (e)	545	533
Intermountain Power Agency, Series A, Rev., 5.00%, 07/01/2030	500	543
Mida Cormont Public Infrastructure District,
GO, 0.00%, 06/01/2055 (e)	500	407
Series A1, GO, 6.25%, 06/01/2055 (e)	1,000	1,025
Mida Mountain Village Public Infrastructure District, Subordinate, Series 2, Tax Allocation, 5.75%, 06/15/2044 (e)	3,295	3,287
Mountain Veterans Program Public Infrastructure District, Tax Allocation, 5.20%, 06/01/2054 (e)	1,190	1,108
Point Phase 1 Public Infrastructure District No. 1, Series A1, Rev., 5.88%, 03/01/2045 (w)	1,250	1,270
Provo School District, GO, SCH BD GTY, 5.00%, 06/15/2028	2,000	2,133

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	215

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Utah — continued
Red Bridge Public Infrastructure District No. 1, Senior Infrastructure District, Series 1A, GO, 3.63%, 02/01/2035 (e)	600	502
State of Utah,
GO, 3.00%, 07/01/2034	2,000	1,888
Series B, GO, 5.00%, 07/01/2029	100	108
Timpanogos Special Service District, Rev., 5.00%, 06/01/2054	11,150	11,462
University of Utah (The), Series A, Rev., 5.00%, 08/01/2039	1,505	1,531
University of Utah, Board of Regents, Series A, Rev., 4.00%, 08/01/2040	1,750	1,667
Utah Housing Corp.,
Rev., GNMA/FNMA/FHLMC, 4.60%, 07/01/2044	2,275	2,249
Rev., GNMA/FNMA/FHLMC, 6.00%, 07/01/2054	1,755	1,924
Rev., GNMA/FNMA/FHLMC, 6.25%, 07/01/2055	2,665	2,958
Series A, Rev., GNMA/FNMA/FHLMC, 6.50%, 01/01/2054	1,385	1,510
Series C, Rev., GNMA/FNMA/FHLMC, 4.45%, 01/01/2044	1,350	1,306
Series C, Rev., GNMA/FNMA/FHLMC, 4.65%, 01/01/2049	2,000	1,917
Series C, Rev., GNMA/FNMA/FHLMC, 6.00%, 07/01/2054	1,955	2,137
Series I, Rev., GNMA/FNMA/FHLMC, 6.25%, 07/01/2055	4,755	5,297
Utah Housing Corp., Drawdown New City, Rev., FHA HUD, 3.63%, 02/01/2026	906	907
Utah Municipal Power Agency, Rev., 5.00%, 07/01/2038	8,900	8,977
Utah Telecommunication Open Infrastructure Agency,
Rev., 5.00%, 06/01/2027	130	135
Rev., 5.00%, 06/01/2031	210	233
Rev., 5.25%, 06/01/2035	700	774
Rev., 5.25%, 06/01/2037	2,250	2,446

		118,764

Vermont — 0.1%
Vermont Housing Finance Agency,
Rev., GNMA/FNMA/FHLMC, 4.45%, 11/01/2044	2,035	1,967
Series A, Rev., GNMA/FNMA/FHLMC, 4.00%, 11/01/2049	180	181
Vermont Municipal Bond Bank, Vermont State Colleges System, Series A, Rev., 4.00%, 10/01/2034	250	254
Vermont Student Assistance Corp.,
Rev., AMT, 4.13%, 06/15/2036	460	436
Rev., AMT, 4.25%, 06/15/2037	780	753
Rev., AMT, 4.38%, 06/15/2038	690	651
Rev., AMT, 4.50%, 06/15/2039	735	698

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Vermont — continued
Rev., AMT, 5.25%, 06/15/2030	600	637
Rev., AMT, 5.25%, 06/15/2031	700	748
Rev., AMT, 5.25%, 06/15/2032	950	1,017
Series A, Rev., AMT, 2.38%, 06/15/2039	390	365
Vermont Student Assistance Corporation,
Series A, Rev., AMT, 5.00%, 06/15/2037	2,225	2,229
Series A, Rev., AMT, 5.00%, 06/15/2038	1,620	1,605
Series A, Rev., AMT, 5.00%, 06/15/2039	1,540	1,510
Series A, Rev., AMT, 5.13%, 06/15/2040	1,495	1,463
Series A, Rev., AMT, 5.25%, 06/15/2041	1,355	1,323

		15,837

Virginia — 1.9%
Albemarle County Economic Development Authority, Westminster Canterbury of the Blue Ridge, Rev., 4.00%, 06/01/2035	1,365	1,370
Alexandria Redevelopment and Housing Authority, 431 S Columbus Street, Rev., HUD, 3.40%, 12/01/2054 (z)	1,000	1,000
Chesapeake Bay Bridge & Tunnel District, First Tier General Resolution, Rev., 5.00%, 07/01/2051	7,145	6,974
Commonwealth of Virginia, Series B, GO, 5.00%, 06/01/2027	1,000	1,020
County of Fairfax Sewer Revenue, Series A, Rev., 5.00%, 07/15/2037	685	766
County of Fairfax, Public Improvement, Series A, GO, 5.00%, 10/01/2031 (p)	945	961
Fairfax County Economic Development Authority, Smithsonian Institution, Series A, Rev., VRDO, 1.82%, 07/07/2025 (z)	8,395	8,395
Fairfax County Industrial Development Authority, Rev., 4.00%, 05/15/2048	20,615	18,262
Fairfax County Industrial Development Authority, Inova Health System Project,
Rev., 4.00%, 05/15/2042	3,440	3,188
Rev., 5.00%, 05/15/2029	2,000	2,161
Fairfax County Redevelopment & Housing Authority, Dominion Square North Project, Rev., 5.00%, 01/01/2045 (z)	1,700	1,760
FHLMC Multifamily VRD Certificates, Series A, Rev., 2.25%, 12/15/2037	945	744
Halifax County Industrial Development Authority, Rev., 3.80%, 12/01/2041 (z)	1,000	1,014
Hampton Roads Sanitation District,
Series A, Rev., 5.00%, 11/01/2036	1,000	1,127
Series A, Rev., 5.00%, 11/01/2037	1,600	1,782

SEE NOTES TO FINANCIAL STATEMENTS.

216	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Virginia — continued
Series A, Rev., 5.00%, 11/01/2038	1,500	1,651
Hampton Roads Transportation Accountability Commission, Series A, Rev., BAN, 5.00%, 07/01/2027	6,310	6,604
Hampton Roads Transportation Accountability Commission, Senior Lien,
Series A, Rev., BAN, 5.00%, 07/01/2026 (p)	1,130	1,156
Series A, Rev., 5.00%, 07/01/2031	1,500	1,650
Series A, Rev., TRAN, 5.00%, 07/01/2038 (p)	1,000	1,059
Series A, Rev., 5.00%, 07/01/2039	2,100	2,199
Henrico County Economic Development Authority, Bon Secours Mercy Health, Inc., Rev., 5.00%, 11/01/2035	7,105	7,824
Isle of Wight County Economic Development Authority, Riverside Health System,
Rev., 5.00%, 07/01/2036	750	819
Rev., 5.00%, 07/01/2037	500	540
Rev., 5.25%, 07/01/2043	1,620	1,693
Rev., 5.25%, 07/01/2053	5,000	5,053
James City County Economic Development Authority, Williamsburg Landing, Series A, Rev., 4.00%, 12/01/2035	150	141
Louisa Industrial Development Authority, Virginia Electric and Power Co. Project, Series B, Rev., 0.75%, 11/01/2035 (z)	2,125	2,110
Lynchburg Economic Development Authority, Centra Health Obligation Group,
Rev., 3.00%, 01/01/2051	4,750	3,236
Rev., 5.00%, 01/01/2029	700	743
Norfolk Airport Authority, Rev., 5.00%, 07/01/2038	1,175	1,217
Norfolk Redevelopment & Housing Authority, Braywood Manor Apartments Project, Rev., HUD, 5.00%, 05/01/2043 (z)	350	355
Norfolk Redevelopment & Housing Authority, Fort Norfolk Retirement Community Harbor, Rev., 4.38%, 01/01/2039	1,400	1,247
Roanoke Economic Development Authority, Carilion Clinic Obligation Group, Rev., 5.00%, 07/01/2047	2,000	2,088
Upper Occoquan Sewage Authority,
Rev., 4.00%, 07/01/2033 (p)	2,630	2,630
Rev., 5.00%, 07/01/2027 (p)	2,485	2,485
Virginia Beach Development Authority, Temps 50Sm Westminster Canterbury, Rev., 5.38%, 09/01/2029	2,000	2,019
Virginia Beach Development Authority, Westminster Canterbury, Rev., 5.00%, 09/01/2044	2,215	2,100

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Virginia — continued
Virginia Beach Development Authority, Westminster Canterbury on Chesapeake Bay, Rev., 6.50%, 09/01/2043	3,300	3,593
Virginia College Building Authority,
Series A, Rev., 3.00%, 02/01/2028	4,000	3,995
Series A, Rev., 4.00%, 02/01/2034	3,500	3,550
Virginia College Building Authority, 21st Century College & Equipment,
Rev., 4.00%, 02/01/2044	5,000	4,539
Rev., 5.00%, 02/01/2028	1,000	1,059
Virginia College Building Authority, 21st Century College and Equipment,
Rev., 4.00%, 02/01/2040	1,815	1,761
Rev., 5.00%, 02/01/2029	1,000	1,079
Rev., 5.00%, 02/01/2033	3,750	4,054
Virginia College Building Authority, 21st Century College Program, Rev., 4.00%, 02/01/2036	12,500	12,537
Virginia College Building Authority, Marymount University Project, Series A, Rev., 5.00%, 07/01/2045 (e)	1,000	765
Virginia Commonwealth University Health System Authority, Rev., VRDO, LOC: TD Bank NA, 3.75%, 07/01/2025 (z)	14,700	14,700
Virginia Housing Development Authority,
Rev., 4.40%, 10/01/2044	1,000	946
Series E1, Rev., 4.35%, 10/01/2044	685	655
Series E, Rev., 4.50%, 07/01/2045	735	706
Series G, Rev., 5.05%, 11/01/2047	1,750	1,755
Virginia Housing Development Authority, Commonwealth Mortgage Bond, Rev., 3.63%, 07/01/2055 (z)	1,890	1,890
Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Rev., 4.70%, 07/01/2040 (w)	930	931
Virginia Port Authority, Series B, Rev., AMT, 5.00%, 07/01/2045	5,000	4,906
Virginia Port Authority Commonwealth Port Fund, Rev., AMT, 5.00%, 07/01/2039 (p)	1,955	1,955
Virginia Public Building Authority, Rev., 5.00%, 08/01/2034	4,000	4,550
Virginia Public Building Authority, Bidding Group 1, Series A, Rev., 5.00%, 08/01/2033	1,000	1,119
Virginia Public School Authority, Series B, Rev., 5.00%, 08/01/2052	3,670	3,752
Virginia Resources Authority Clean Water Revolving Fund, Revolving Fund, Series B, Rev., 4.00%, 10/01/2027	5,000	5,004
Virginia Resources Authority, Virginia Pooled Financing, Rev., 5.00%, 11/01/2028	1,510	1,624

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	217

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Virginia — continued
Virginia Resources Authority, Virginia Pooled Financing Program, Rev., 5.00%, 11/01/2028	1,000	1,077
Virginia Small Business Financing Authority, National Senior Campuses, Series A, Rev., 5.00%, 01/01/2032	1,500	1,576
Virginia Small Business Financing Authority, Pure Salmon Virginia, LLC, Rev., AMT, 4.00%, 11/01/2052 (z)	3,305	3,306
Virginia Small Business Financing Authority, Senior Lien 95 Express,
Rev., AMT, 5.00%, 07/01/2032	400	422
Rev., AMT, 5.00%, 07/01/2033	2,320	2,433
Rev., AMT, 5.00%, 01/01/2036	200	206
Rev., AMT, 5.00%, 07/01/2037	1,000	1,023
Virginia Small Business Financing Authority, Senior Lien Elizabeth River, Rev., AGM-CR, AMT, 3.00%, 01/01/2041	4,000	3,151
Virginia Small Business Financing Authority, Senior Lien, 495 Hot,
Rev., AMT, 5.00%, 06/30/2040	3,735	3,783
Rev., AMT, 5.00%, 06/30/2041	3,470	3,498
Rev., AMT, 5.00%, 12/31/2047	1,000	1,000
Virginia Small Business Financing Authority, Senior Lien, Elizabeth River,
Rev., AMT, 3.00%, 01/01/2041	4,740	3,648
Rev., AMT, 4.00%, 01/01/2030	3,125	3,147
Rev., AMT, 4.00%, 01/01/2033	1,500	1,483
Rev., AMT, 4.00%, 01/01/2034	2,250	2,205
Virginia Small Business Financing Authority, Transform 66 P3 Project,
Rev., AMT, 5.00%, 12/31/2047	2,575	2,482
Rev., AMT, 5.00%, 12/31/2052	8,425	7,952
Rev., AMT, 5.00%, 12/31/2056	6,250	5,846
Williamsburg Economic Development Authority, Williamsburg Properties LLC,
Rev., 4.00%, 07/01/2048	1,245	1,104
Rev., 5.25%, 07/01/2053	5,100	5,290
Winchester Economic Development Authority, Valley Health Systems Obligation, Rev., 4.00%, 01/01/2037	2,000	1,949
Wise County Industrial Development Authority, Electric and Power Company Project, Series A, Rev., 0.75%, 10/01/2040 (z)	4,500	4,468

		243,617

Washington — 2.7%
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Revenue, Series S1, Rev., 5.00%, 11/01/2035 (p)	1,085	1,093
Chelan County Public Utility District No. 1, Series C, Rev., AMT, 5.00%, 07/01/2026	1,285	1,313

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Washington — continued
City of Seattle Municipal Light & Power Revenue,
Rev., 4.00%, 09/01/2040	1,000	939
Rev., 5.00%, 02/01/2034 (w)	1,500	1,701
Rev., 5.00%, 02/01/2035 (w)	545	618
Rev., 5.00%, 02/01/2041 (w)	1,000	1,078
Series B, Rev., (SIFMA Municipal Swap Index + 0.25%), 2.17%, 05/01/2045 (aa)	2,000	1,978
City of Seattle Municipal Light & Power Revenue, Green Bond, Series A, Rev., 4.00%, 07/01/2040	1,300	1,277
City of Seattle WA Municipal Light & Power Revenue, Series A, Rev., 4.00%, 01/01/2047	10,000	8,933
City of Seattle, Drainage & Wastewater Revenue, Rev., 4.00%, 05/01/2044	945	839
City of Tacoma, Electric System Revenue, Series A, Rev., 4.00%, 01/01/2042	5,460	4,980
Clark County Public Utility District No. 1, Rev., 4.00%, 01/01/2034	665	683
County of Grant, GO, 5.25%, 12/01/2047	1,000	1,030
County of King,
GO, 5.00%, 12/01/2042	5,155	5,404
Series A, GO, 5.00%, 12/01/2034	1,335	1,453
Energy Northwest,
Rev., 5.00%, 07/01/2025 (p)	5,000	5,000
Series A, Rev., 5.00%, 07/01/2039	1,000	1,077
Energy Northwest Washington, Project 3 Electric Revenue, Series C, Rev., 5.00%, 07/01/2027	100	105
Energy Northwest, Columbia Generating Station,
Rev., 4.00%, 07/01/2035	5,265	5,265
Rev., 4.00%, 07/01/2042	1,625	1,514
Energy Northwest, Project 1, Series A, Rev., 5.00%, 07/01/2028	4,550	4,550
Fircrest Properties, Sustainable Bonds State of Water, Rev., 5.50%, 06/01/2049	3,000	3,163
Grant County Public Hospital District No. 2, GO, 5.50%, 12/01/2044	900	913
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project,
Rev., 5.00%, 01/01/2040	1,250	1,322
Series A, Rev., 5.00%, 01/01/2043 (p)	1,555	1,571
Grant County, Public Utility District No. 2, Electric Revenue,
Series 2017-O, Rev., 5.00%, 01/01/2047	4,950	4,973
Series R, Rev., 2.00%, 01/01/2044 (z)	1,500	1,491
Jefferson County Public Hospital District No. 2, Jefferson Healthcare, Series A, Rev., 6.63%, 12/01/2043	7,500	7,571

SEE NOTES TO FINANCIAL STATEMENTS.

218	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Washington — continued
King & Snohomish Counties School District No. 417 Northshore, GO, SCH BD GTY, 5.00%, 12/01/2042	3,855	4,054
King County Housing Authority, Rev., 5.00%, 11/01/2029	1,325	1,399
King County Public Hospital District No. 4, GO, 5.00%, 12/01/2038	1,000	972
King County School District No. 401 Highline, GO, SCH BD GTY, 5.00%, 12/01/2041	5,030	5,294
King County School District No. 405 Bellevue,
GO, SCH BD GTY, 3.00%, 12/01/2037	5,385	4,737
GO, SCH BD GTY, 3.00%, 12/01/2038	1,925	1,655
Pierce County School District No. 10 Tacoma, GO, SCH BD GTY, 5.00%, 12/01/2048	4,000	4,132
Pierce County School District No. 10 Tacoma, Social Bonds, Series B, GO, SCH BD GTY, 4.00%, 12/01/2042	10,000	9,212
Pierce County, Sumner School District No. 320, GO, SCH BD GTY, 5.00%, 12/01/2040	1,600	1,718
Port of Seattle,
Series A, Rev., AMT, 5.00%, 05/01/2036	2,000	2,019
Series B, Rev., AMT, 5.00%, 05/01/2028	4,000	4,178
Port of Seattle Industrial Development Corp., Special Facilities Delta Airline, Rev., AMT, 5.00%, 04/01/2030	2,000	2,000
Port of Seattle WA,
Rev., AMT, 5.00%, 07/01/2028	2,250	2,355
GO, AMT, 5.00%, 06/01/2048	10,000	10,126
Rev., AMT, 5.25%, 07/01/2043	5,000	5,136
Rev., AMT, 5.25%, 07/01/2044	14,000	14,309
Port of Seattle, Intermediate Lien,
Rev., AMT, 5.00%, 08/01/2026	1,000	1,020
Rev., 5.00%, 02/01/2028	900	910
Rev., AMT, 5.00%, 04/01/2028	2,250	2,347
Rev., AMT, 5.00%, 08/01/2028	1,000	1,048
Rev., AMT, 5.00%, 04/01/2030	4,000	4,208
Rev., AMT, 5.00%, 07/01/2031	3,450	3,700
Rev., AMT, 5.00%, 04/01/2032	2,110	2,203
Rev., AMT, 5.00%, 04/01/2044	2,000	1,978
Rev., AMT, 5.00%, 08/01/2046	3,500	3,447
Rev., AMT, 5.00%, 08/01/2047	1,250	1,241
Rev., AMT, 5.50%, 08/01/2047	1,000	1,033
Series C, Rev., AMT, 5.00%, 05/01/2026	1,000	1,015
Series C, Rev., AMT, 5.00%, 05/01/2028	1,415	1,456
Series C, Rev., AMT, 5.00%, 05/01/2034	3,455	3,508
Series C, Rev., AMT, 5.00%, 08/01/2034	5,000	5,281
Seattle Housing Authority, Northgate Plaza Project, Rev., 1.00%, 06/01/2026	2,045	1,989

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Washington — continued
Skagit County Public Hospital District No. 1, Rev., 5.50%, 12/01/2054	4,500	4,574
Skagit County Public Hospital District No. 1, Improvement Skagit Regional Health, Rev., 5.00%, 12/01/2031	2,145	2,169
Spokane County School District No. 81 Spokane, Series C, GO, SCH BD GTY, 5.00%, 12/01/2034	2,000	2,069
State of Washington,
GO, 4.00%, 06/01/2043	2,975	2,762
Series 2020A, GO, 5.00%, 08/01/2038	1,500	1,558
Series 2021A, GO, 5.00%, 06/01/2034	1,000	1,079
Series A1, GO, 5.00%, 08/01/2040	13,645	13,666
Series A3, GO, 5.00%, 08/01/2044	1,000	1,032
Series A, GO, 5.00%, 08/01/2036	1,475	1,568
Series A, GO, 5.00%, 08/01/2040	3,890	4,042
Series B, GO, 5.00%, 07/01/2025	75	75
Series B, GO, 5.00%, 07/01/2027	1,000	1,011
Series B, GO, 5.00%, 06/01/2035	4,760	5,097
Series B, GO, 5.00%, 02/01/2042	1,000	1,046
Series B, GO, 5.00%, 06/01/2044	5,000	5,182
Series B, GO, 5.00%, 06/01/2045	2,900	2,992
Series D, GO, 4.00%, 07/01/2033	2,000	2,088
Series F, GO, AMBAC, Zero Coupon, 12/01/2029	1,000	871
Series R, GO, 5.00%, 02/01/2031	1,000	1,113
Series R, GO, 5.00%, 08/01/2031	750	840
Series R, GO, 5.00%, 08/01/2040	1,545	1,658
Series RC, GO, 5.00%, 08/01/2029	100	104
Series R-2017A, GO, 5.00%, 08/01/2027	1,000	1,023
Series R-2022B, GO, 4.00%, 02/01/2035	500	514
Series R-2022D, GO, 4.00%, 07/01/2028	3,140	3,257
Series R-2024C, GO, 5.00%, 08/01/2039	6,980	7,542
State of Washington, Bid Group 1, Series C, GO, 5.00%, 02/01/2028	1,490	1,579
State of Washington, Bid Group 2, Series C, GO, 5.00%, 02/01/2046	7,000	7,205
State of Washington, MVFT/VRF GO Bonds,
Series F, GO, 5.00%, 06/01/2034	4,080	4,462
Series F, GO, 5.00%, 06/01/2038	2,775	2,949
State of Washington, Various Purpose, Series A, GO, 5.00%, 08/01/2041	10,000	10,193
Three Rivers Regional Wastewater Authority, Sustainable Bond,
Rev., BAM, 4.00%, 09/01/2042	1,750	1,651
Rev., BAM, 4.00%, 09/01/2043	1,000	921
Thurston County School District No. 111 Olympia, GO, SCH BD GTY, 5.00%, 12/01/2026	1,275	1,316

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	219

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Washington — continued
University of Washington,
Rev., 5.00%, 04/01/2026 (p)	1,500	1,525
Washington Health Care Facilities Authority, Multicare Health System, Series B, Rev., 5.00%, 08/15/2037	1,200	1,211
Washington Health Care Facilities Authority, Seattle Cancer Care Alliance, Rev., 4.00%, 12/01/2040 (e)	1,510	1,414
Washington Health Care Facilities Authority, Seattle Children’s Hospital, Series A, Rev., 4.00%, 10/01/2045	7,500	6,780
Washington Health Care Facilities Authority, Unrefunded Providence Health, Rev., 5.00%, 10/01/2041	9,500	9,500
Washington Health Care Facilities Authority, Unrefunded Providence Health & Services, Rev., 5.00%, 10/01/2044	4,365	4,295
Washington Health Care Facilities Authority, Virginia Mason Medical Center, Rev., 5.00%, 08/15/2036	5,500	5,509
Washington State Convention Center Public Facilities District, Rev., 5.00%, 07/01/2058	3,150	3,008
Washington State Convention Center Public Facilities District, Subordinated, Rev., 4.00%, 07/01/2058	1,760	1,340
Washington State Convention Center Public Facilities District, Subordinated Sustainable Bond, Rev., 5.00%, 07/01/2032	1,540	1,641
Washington State Housing Finance Commission,
Rev., 3.38%, 04/20/2037	2,388	2,170
Rev., 3.50%, 12/20/2035	5,594	5,260
Rev., 4.09%, 03/20/2040	6,162	5,785
Washington State Housing Finance Commission, Ardea at Totem Lake Apartments, Rev., 5.00%, 12/01/2043 (z)	6,540	6,651
Washington State Housing Finance Commission, Blakeley and Laurel Villages,
Rev., BAM, 5.25%, 07/01/2055 (e)	7,500	7,488
Rev., BAM, 5.25%, 07/01/2064 (e)	4,590	4,507
Washington State Housing Finance Commission, Downtowner Apartments Project, Rev., LIQ: FHLMC, 3.70%, 07/01/2030	2,000	2,028
Washington State Housing Finance Commission, Social Bond, Series 2N, Rev., GNMA/FNMA/FHLMC, 3.00%, 06/01/2051	750	734

		351,568

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

West Virginia — 0.3%
Monongalia County Commission Excise Tax District, Series A, Rev., 4.13%, 06/01/2043 (e)	460	385
Monongalia County Commission Special District, Refunding and Improvement, University Town Center, Series A, Rev., 5.50%, 06/01/2037 (e)	1,050	1,059
Monongalia County Commission Special District, University Town Center, Series A, Rev., 5.75%, 06/01/2043 (e)	500	503
West Virginia Economic Development Authority, Appalachian Power Company Amos Project, Rev., AMT, 1.00%, 01/01/2041 (z)	2,765	2,749
West Virginia Economic Development Authority, Commercial Metals Company Project, Rev., AMT, 4.63%, 04/15/2055 (z)	2,600	2,588
West Virginia Economic Development Authority, Provident Group Marshall Properties,
Rev., 5.00%, 07/01/2035	3,150	3,400
Rev., 5.00%, 07/01/2036	3,000	3,214
Rev., 5.00%, 07/01/2037	2,250	2,391
West Virginia Hospital Finance Authority, Rev., 5.75%, 09/01/2043	5,250	5,527
West Virginia Hospital Finance Authority, Cabell Huntington Hospital, Rev., 5.00%, 01/01/2043	3,000	2,903
West Virginia Hospital Finance Authority, Improvement, University Health System Obligation, Rev., 5.00%, 06/01/2052	7,000	6,795
West Virginia Housing Development Fund, Sustainable Bonds, Series A, Rev., 4.40%, 11/01/2044	4,000	3,786
West Virginia Parkways Authority, Senior Lien, Rev., 5.00%, 06/01/2038	1,000	1,058

		36,358

Wisconsin — 2.0%
City of Milwaukee, Promissory Notes,
Series N3, GO, 5.00%, 04/01/2031	5,500	6,026
Series N4, GO, 5.00%, 04/01/2030	10,150	10,944
City of Milwaukee, Sewerage System Revenue, Series S7, Rev., 5.00%, 06/01/2026	2,665	2,709
Milwaukee Metropolitan Sewerage District, Green Bond, Series A, GO, 3.00%, 10/01/2031	1,700	1,656
Milwaukee Metropolitan Sewerage District, Green Bond Climate Bond Certificate, GO, 4.00%, 10/01/2043	6,150	5,678
Public Finance Authority, Rev., 5.20%, 12/01/2037	2,450	2,492

SEE NOTES TO FINANCIAL STATEMENTS.

220	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Wisconsin — continued
Public Finance Authority, A Challenge Foundation Academy,
Rev., 6.63%, 07/01/2043 (e)	700	709
Rev., 6.88%, 07/01/2053 (e)	1,650	1,669
Public Finance Authority, Astro Texas Land Project, Rev., 5.00%, 12/15/2036 (e)	2,808	2,767
Public Finance Authority, Carmelite System, Social Bonds, Rev., 5.00%, 01/01/2045	1,105	1,046
Public Finance Authority, Celanese Project, Series C, Rev., AMT, 4.30%, 11/01/2030	5,000	4,976
Public Finance Authority, CFP3 Eastern Michigan University,
Rev., BAM, 5.00%, 07/01/2029	500	532
Rev., BAM, 5.25%, 07/01/2034	260	285
Rev., BAM, 5.25%, 07/01/2042	5,625	5,797
Rev., BAM, 5.38%, 07/01/2047	8,025	8,140
Rev., BAM, 5.50%, 07/01/2052	6,005	6,077
Public Finance Authority, CHF Wilmington LLC University, Rev., 5.00%, 07/01/2053	3,970	3,766
Public Finance Authority, Duke Energy Progress, Rev., 3.70%, 10/01/2046 (z)	1,535	1,542
Public Finance Authority, Givens Estates, Rev., 4.00%, 12/01/2041	1,000	868
Public Finance Authority, Kahala Nui Project,
Rev., 5.00%, 11/15/2040	450	465
Rev., 5.00%, 11/15/2041	715	731
Public Finance Authority, KU Campus Development Corp. Project,
Rev., 5.00%, 03/01/2041	3,000	3,015
Rev., 5.00%, 03/01/2046	6,495	6,516
Public Finance Authority, Lake Norman Charter School, Rev., 5.00%, 06/15/2064	4,630	4,302
Public Finance Authority, Lenoir Rhyne University,
Rev., 5.00%, 04/01/2036	1,625	1,648
Rev., 5.00%, 04/01/2037	1,705	1,714
Public Finance Authority, Miami Waterworld Center Project, Tax Allocation, 5.00%, 06/01/2041 (e)	4,570	4,528
Public Finance Authority, Point College Prep Project,
Rev., 4.00%, 06/15/2030 (e)	200	181
Rev., 5.00%, 06/15/2041 (e)	250	208
Public Finance Authority, Renown Regional Medical Center Project,
Rev., 5.00%, 06/01/2026	500	506
Rev., 5.00%, 06/01/2027	425	439
Rev., 5.00%, 06/01/2028	600	628
Rev., 5.00%, 06/01/2034	1,000	1,054
Public Finance Authority, Senior Lien, Grand Hyatt San Antonio Hotel Acquisition Project, Rev., 5.00%, 02/01/2042	4,000	4,017

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Wisconsin — continued
Public Finance Authority, Two Steps Project, Rev., Zero Coupon, 12/15/2034 (e)	2,132	1,209
Public Finance Authority, United Methodist Retirement, Rev., 4.00%, 10/01/2026	60	60
Public Finance Authority, Waste Management, Inc. Project,
Rev., AMT, 1.10%, 07/01/2029 (z)	1,445	1,410
Rev., AMT, 2.63%, 11/01/2025	5,000	4,977
State of Wisconsin,
GO, 5.00%, 05/01/2026	7,000	7,136
Series 1, GO, 5.00%, 05/01/2027	2,400	2,504
Series 1, GO, 5.00%, 05/01/2030	1,000	1,106
Series 1, GO, 5.00%, 05/01/2033	770	878
Series 1, GO, 5.00%, 05/01/2035	1,375	1,579
Series 1, GO, 5.00%, 05/01/2036	1,000	1,129
Series 2, GO, 5.00%, 05/01/2034	1,000	1,123
Series 3, GO, 5.00%, 05/01/2037	3,000	3,348
Series 2024-2, GO, 5.00%, 05/01/2027	2,000	2,087
Series 20212, GO, 5.00%, 05/01/2026	5,850	5,964
Series B, GO, 4.00%, 05/01/2039	500	492
Series B, GO, 5.00%, 05/01/2035	10,580	11,245
University of Wisconsin Hospitals & Clinics, Rev., 5.00%, 04/01/2027	900	935
University of Wisconsin Hospitals & Clinics, Green Bond University of Wisconsin Hospital, Rev., 4.00%, 04/01/2035	440	442
University of Wisconsin Hospitals & Clinics, Green Bonds, Rev., 4.00%, 04/01/2046	4,120	3,688
Wisconsin Center District, Capital Appreciation Senior Dedicated,
Series C, Rev., Zero Coupon, 12/15/2036	1,550	949
Series C, Rev., Zero Coupon, 12/15/2039	1,750	893
Series C, Rev., Zero Coupon, 12/15/2040	1,650	797
Series D, Rev., Zero Coupon, 12/15/2028	545	485
Wisconsin Center District, Junior Dedicated, Series D, Rev., Zero Coupon, 12/15/2045	8,500	3,109
Wisconsin Department of Transportation, Series A, Rev., 5.00%, 07/01/2027	1,675	1,755
Wisconsin Health & Educational Facilities Authority,
Rev., 4.50%, 11/15/2039	4,000	3,881
Rev., 5.00%, 10/01/2029	5,940	6,390
Rev., 5.00%, 10/01/2030	6,355	6,923
Wisconsin Health & Educational Facilities Authority Revenue, Ascension Senior Credit Group, Rev., 5.00%, 11/15/2027	500	524
Wisconsin Health & Educational Facilities Authority, Advocate Aurora Health Care,
Rev., 4.00%, 08/15/2035	1,250	1,224
Rev., 4.00%, 08/15/2037	1,605	1,544
Rev., 4.00%, 08/15/2038	1,680	1,589

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	221

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Wisconsin — continued
Wisconsin Health & Educational Facilities Authority, Advocate Aurora Healthcare, Rev., 5.00%, 08/15/2054 (z)	2,590	2,631
Wisconsin Health & Educational Facilities Authority, Ascension Health Alliance Senor, Rev., 4.00%, 11/15/2043	2,045	1,834
Wisconsin Health & Educational Facilities Authority, Ascension Health Credit Group,
Rev., 4.00%, 11/15/2039	10,500	9,606
Rev., 5.00%, 11/15/2035	4,500	4,536
Wisconsin Health & Educational Facilities Authority, Ascension Senior Credit Group, Rev., 5.00%, 11/15/2036	1,500	1,510
Wisconsin Health & Educational Facilities Authority, Aspirus, Inc. Obligated Group, Rev., 5.00%, 08/15/2038	1,000	1,051
Wisconsin Health & Educational Facilities Authority, Bellin Memorial Hospital, Inc.,
Rev., 5.00%, 12/01/2045	2,500	2,532
Series B, Rev., 5.25%, 12/01/2048	3,000	3,061
Wisconsin Health & Educational Facilities Authority, Beloit Health System, Inc., Rev., 4.00%, 07/01/2046	1,870	1,602
Wisconsin Health & Educational Facilities Authority, Forensic Science and Protective Medicine Facility Project, Rev., 5.00%, 08/01/2027 (e)	7,000	7,105
Wisconsin Health & Educational Facilities Authority, Froedtert Health, Series A, Rev., 4.00%, 04/01/2039	2,710	2,568
Wisconsin Health & Educational Facilities Authority, Froedtert Health, Inc.,
Series A, Rev., 5.00%, 04/01/2030	1,280	1,395
Series A, Rev., 5.00%, 04/01/2033	1,010	1,110
Wisconsin Health & Educational Facilities Authority, Froedtert Health, Inc. Obligated,
Rev., 4.00%, 04/01/2039	5,000	4,692
Rev., 5.00%, 04/01/2035	1,325	1,355
Wisconsin Health & Educational Facilities Authority, Gundersen Health System,
Rev., 4.00%, 10/15/2035	545	545
Rev., 4.00%, 10/15/2036	2,100	2,078
Wisconsin Health & Educational Facilities Authority, Marshfield Clinic Health System,
Rev., 5.00%, 02/15/2047	1,955	1,927
Rev., 5.00%, 02/15/2051 (p) (z)	2,600	2,661
Series B, Rev., 5.00%, 02/15/2042	1,000	983
Series B, Rev., 5.00%, 02/15/2046	8,935	8,693
Wisconsin Health & Educational Facilities Authority, The Medical College of Wisconsin, Rev., 4.00%, 12/01/2046	3,000	2,640

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Wisconsin — continued
Wisconsin Health & Educational Facilities Authority, The Milwaukee Regional Medical Center, Rev., 5.00%, 04/01/2044	2,500	2,470
Wisconsin Health & Educational Facilities Authority, Three Pillars Senior Living Communities, Rev., 4.19%, 08/15/2055	1,000	557
Wisconsin Housing & Economic Development Authority,
Rev., 5.00%, 08/01/2058 (z)	245	250
Series D, Rev., 4.00%, 03/01/2047	50	50
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, Rev., GNMA/FNMA/FHLMC, 6.00%, 03/01/2055	1,985	2,147
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, Sustainable Bond,
Series A, Rev., GNMA/FNMA/FHLMC, 4.38%, 09/01/2044	7,000	6,730
Series C, Rev., GNMA/FNMA/FHLMC, 6.00%, 03/01/2055	695	758
Wisconsin Housing & Economic Development Authority Housing Revenue, Series E, Rev., HUD, 3.88%, 11/01/2054 (z)	830	832
Wisconsin Housing & Economic Development Authority, Social Bonds,
Series A, Rev., 3.00%, 03/01/2052	615	604
Series C, Rev., GNMA/FHLMC/FNMA COLL, 3.00%, 09/01/2052	990	972

		260,491

Wyoming — 0.1%
Consolidated Municipalities Electric Power Systems Joint Powers Board, Rev., 5.25%, 06/01/2039	1,000	1,073
County of Laramie, Cheyenne Regional Medical Center, Rev., 4.00%, 05/01/2026	615	619
County of Sweetwater, Idaho Power Company Project, Rev., 1.70%, 07/15/2026	1,045	1,022
Wyoming Community Development Authority,
Rev., 6.00%, 12/01/2054	475	514
Series 2, Rev., VRDO, LIQ: Royal Bank of Canada, 1.92%, 07/07/2025 (z)	3,000	3,000
Series 2, Rev., 3.00%, 06/01/2049	705	694
Series 3, Rev., GNMA/FHLMC/FNMA COLL, 3.00%, 06/01/2050	850	840
Series 3, Rev., GNMA/FNMA/FHLMC, 4.70%, 12/01/2043	5,000	4,865
Series 6, Rev., 3.90%, 12/01/2034	2,255	2,240

		14,867

Total Municipal Bonds (Cost $12,945,872)		12,558,422

SEE NOTES TO FINANCIAL STATEMENTS.

222	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Short-Term Investments — 2.7%
Municipal Bonds — 0.1% (t)
City of Los Angeles, Rev., TRAN, 5.00%, 06/25/2026 (w)	18,500	18,873
Katy Independent School District, GO, PSF-GTD, 5.00%, 02/15/2026 (w)	1,000	1,013

Total Municipal Bonds		19,886

Time Deposits — 2.6%
Australia & New Zealand Banking Group Ltd., 3.68%, 07/01/2025	121,217	121,217
Citibank NA, 3.68%, 07/01/2025	127,143	127,143
Royal Bank of Canada, 3.68%, 07/01/2025	8,234	8,234

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Time Deposits — continued
Sumitomo Mitsui Trust Bank Ltd., 3.68%, 07/01/2025	72,636	72,636

Total Time Deposits		329,230

Total Short-Term Investments (Cost $349,078)		349,116

Total Investments — 100.6% (Cost — $13,294,950)		12,907,538

Liabilities in Excess of Other Assets — (0.6)%		(85,124)

NET ASSETS — 100.0%		$12,822,414

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025

AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
BAM	— Insured by Build America Mutual
BAN	— Bond Anticipation Note
CNTY	— County
COLL	— Collateral
COP	— Certificate of Participation
CR	— Custodial Receipts
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GAN	— Grant Anticipation Note
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HUD	— U.S. Department of Housing and Urban Development
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
NATL	— Insured by National Public Finance Guarantee Corp.
PSF	— Permanent School Fund
Q-SBLF	— Qualified School Bond Loan Fund
Rev.	— Revenue
SCH BD GTY	— School Bond Guaranty
SIFMA	— Securities Industry and Financial Markets Association
SOFR	— Secured Overnight Financing Rate

SONYMA	— State of New York Mortgage Agency
TRAN	— Tax & Revenue Anticipation Note
VRDO	— Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of June 30, 2025.
(d)	— Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.05%.
(p)	— Security is prerefunded or escrowed to maturity.
(t)	— The date shown represents the earliest of the next put date, next demand date or final maturity date.
(w)	— All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(z)

—  Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of June 30, 2025.

(aa)	— Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of June 30, 2025.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	223

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — 1.3%
Other ABS — 0.8%
Affirm Asset Securitization Trust,
Series 2023-B, Class A, 6.82%, 09/15/2028 (e)	1,415	1,420
Series 2024-A, Class 1A, 5.61%, 02/15/2029 (e)	920	924
Affirm Master Trust, Series 2025-1A, Class A, 4.99%, 02/15/2033 (e)	450	453
AGL CLO 14 Ltd., (Cayman Islands), Series 2021-14A, Class AR, (CME Term SOFR 3 Month + 1.13%), 5.40%, 12/02/2034 (e) (aa)	1,000	999
AIMCO CLO 17 Ltd., (Jersey), Series 2022-17A, Class D1R, (CME Term SOFR 3 Month + 2.90%), 7.17%, 07/20/2037 (e) (aa)	1,000	999
AMMC CLO 23 Ltd., (Cayman Islands), Series 2020-23A, Class A1R2, (CME Term SOFR 3 Month + 1.42%), 5.70%, 04/17/2035 (e) (aa)	1,500	1,500
AMMC CLO 25 Ltd., (Cayman Islands), Series 2022-25A, Class A1R, (CME Term SOFR 3 Month + 1.35%), 5.61%, 04/15/2035 (e) (aa)	1,360	1,360
Apidos CLO XL Ltd., (Jersey), Series 2022-40A, Class D1R, (CME Term SOFR 3 Month + 2.90%), 7.16%, 07/15/2037 (e) (aa)	2,000	2,004
ARES L CLO Ltd., (Cayman Islands), Series 2018-50A, Class AR, (CME Term SOFR 3 Month + 1.31%), 5.57%, 01/15/2032 (e) (aa)	100	100
ARES LX CLO LTD, (Cayman Islands), Series 2021-60A, Class AR, (CME Term SOFR 3 Month + 1.18%), 5.71%, 07/18/2034 (e) (aa)	1,500	1,503
Bain Capital Credit CLO 2019-1, (Cayman Islands), Series 2019-1A, Class AR2, (CME Term SOFR 3 Month + 1.23%), 5.50%, 04/19/2034 (e) (aa)	1,500	1,497
Bardot CLO Ltd., (Cayman Islands), Series 2019-2A, Class ARR, (CME Term SOFR 3 Month + 0.98%), 5.25%, 10/22/2032 (e) (aa)	930	929
Carlyle Global Market Strategies CLO 2015-4 Ltd., (Cayman Islands), Series 2015-4A, Class A1JR, (CME Term SOFR 3 Month + 1.55%), 5.82%, 07/20/2032 (e) (aa)	1,500	1,503
CarVal CLO VII-C Ltd., (Jersey), Series 2023-1A, Class D1R, (CME Term SOFR 3 Month + 3.15%), 7.42%, 07/20/2037 (e) (aa)	2,000	2,005

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Other ABS — continued
CIFC Funding 2021-IV Ltd., (Cayman Islands), Series 2021-4A, Class DR, (CME Term SOFR 3 Month + 2.95%), 7.23%, 07/23/2037 (e) (aa)	1,000	986
Clover CLO 2021-3 LLC, Series 2021-3A, Class AR, (CME Term SOFR 3 Month + 1.07%), 5.35%, 01/25/2035 (e) (aa)	940	936
DLLAA LLC, Series 2023-1A, Class A2, 5.93%, 07/20/2026 (e)	52	52
Dryden 104 CLO Ltd., (Cayman Islands), Series 2022-104A, Class A1R, (CME Term SOFR 3 Month + 1.29%), 5.61%, 08/20/2034 (e) (aa)	980	980
Elmwood CLO X Ltd., (Cayman Islands), Series 2021-3A, Class A1R, (CME Term SOFR 3 Month + 1.27%), 5.54%, 04/20/2034 (e) (aa)	1,500	1,501
Galaxy XXVI CLO Ltd., (Cayman Islands), Series 2018-26A, Class AR, (CME Term SOFR 3 Month + 1.17%), 5.50%, 11/22/2031 (e) (aa)	742	742
Generate CLO 17 Ltd., (Cayman Islands), Series 2024-17A, Class D1, (CME Term SOFR 3 Month + 3.00%), 7.27%, 10/22/2037 (e) (aa)	2,000	2,004
KKR CLO 23 Ltd., (Cayman Islands), Series 23, Class BR, (CME Term SOFR 3 Month + 1.55%), 5.82%, 10/20/2031 (e) (aa)	1,190	1,183
KKR CLO 40 Ltd., (Jersey), Series 40A, Class AR, (CME Term SOFR 3 Month + 1.30%), 5.57%, 10/20/2034 (e) (aa)	1,460	1,461
KKR Financial CLO 2013-1 Ltd., (Cayman Islands), Series 2013-1A, Class A2R2, (CME Term SOFR 3 Month + 1.45%), 5.71%, 04/15/2029 (e) (aa)	1,080	1,079
Lendmark Funding Trust, Series 2021-2A, Class A, 2.00%, 04/20/2032 (e)	915	871
Madison Park Funding LVII Ltd., (Cayman Islands), Series 2022-57A, Class A1R, (CME Term SOFR 3 Month + 1.28%), 5.56%, 07/27/2034 (e) (aa)	2,270	2,266
Madison Park Funding XVIII Ltd., (Cayman Islands), Series 2015-18A, Class ARR, (CME Term SOFR 3 Month + 1.20%), 5.47%, 10/21/2030 (e) (aa)	4,966	4,968
Marathon CLO XIII Ltd., (Cayman Islands), Series 2019-1A, Class AAR2, (CME Term SOFR 3 Month + 1.20%), 5.46%, 04/15/2032 (e) (aa)	417	418
Mariner Finance Issuance Trust,
Series 2021-AA, Class A, 1.86%, 03/20/2036 (e)	910	881

SEE NOTES TO FINANCIAL STATEMENTS.

224	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Other ABS — continued
Series 2021-BA, Class A, 2.10%, 11/20/2036 (e)	1,395	1,333
Neuberger Berman Loan Advisers CLO 50 Ltd., (Jersey), Series 2022-50A, Class AR, (CME Term SOFR 3 Month + 1.25%), 5.53%, 07/23/2036 (e) (aa)	2,600	2,601
Newark BSL CLO 1 Ltd., (Cayman Islands), Series 2016-1A, Class A1R, (CME Term SOFR 3 Month + 1.36%), 5.64%, 12/21/2029 (e) (aa)	109	109
OCP CLO 2024-34 Ltd., (Jersey), Series 2024-34A, Class D1, (CME Term SOFR 3 Month + 2.90%), 7.16%, 10/15/2037 (e) (aa)	1,000	997
Octagon Investment Partners 41 Ltd., (Cayman Islands), Series 2019-2A, Class A1R2, (CME Term SOFR 3 Month + 1.09%), 5.35%, 10/15/2033 (e) (aa)	2,050	2,049
Octagon Investment Partners XVII Ltd., (Cayman Islands), Series 2013-1A, Class A1R2, (CME Term SOFR 3 Month + 1.26%), 5.54%, 01/25/2031 (e) (aa)	25	25
OFSI BSL IX Ltd., (Cayman Islands), Series 2018-1A, Class AR, (CME Term SOFR 3 Month + 1.19%), 5.45%, 07/15/2031 (e) (aa)	3,940	3,944
OHA Credit Funding 13 Ltd., (Bermuda), Series 2022-13A, Class D2R, (CME Term SOFR 3 Month + 4.10%), 8.37%, 07/20/2037 (e) (aa)	1,000	1,004
OneMain Financial Issuance Trust,
Series 2019-2A, Class A, 3.14%, 10/14/2036 (e)	535	522
Series 2021-1A, Class A1, 1.55%, 06/16/2036 (e)	290	277
Series 2022-3A, Class A, 5.94%, 05/15/2034 (e)	391	393
OZLM Funding II Ltd., (Cayman Islands), Series 2012-2A, Class A2RA, (CME Term SOFR 3 Month + 1.80%), 6.08%, 07/30/2031 (e) (aa)	1,570	1,574
Parallel Ltd., (Cayman Islands), Series 2023-1A, Class A1R, (CME Term SOFR 3 Month + 1.39%), 0.00%, 07/20/2036 (e) (aa)	1,080	1,080
SCF Equipment Leasing LLC, Series 2024-1A, Class A3, 5.52%, 01/20/2032 (e)	145	149
SCF Equipment Trust 2016-1 LLC, Series 2025-1A, Class A3, 5.11%, 11/21/2033 (e)	415	423
Silver Point CLO 5 Ltd., (Cayman Islands), Series 2024-5A, Class D1, (CME Term SOFR 3 Month + 3.25%), 7.52%, 10/20/2037 (e) (aa)	1,500	1,495

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Other ABS — continued
Sycamore Tree CLO 2024-5 Ltd., (Cayman Islands), Series 2024-5A, Class A1, (CME Term SOFR 3 Month + 1.42%), 5.69%, 04/20/2036 (e) (aa)	860	861
Trimaran Cavu Ltd., (Cayman Islands), Series 2021-1A, Class D1R, (CME Term SOFR 3 Month + 3.40%), 7.68%, 07/23/2037 (e) (aa)	1,500	1,510
Venture 28A CLO Ltd., (Cayman Islands), Series 2017-28AA, Class A1RR, (CME Term SOFR 3 Month + 1.11%), 5.38%, 10/20/2034 (e) (aa)	1,000	997
Verizon Master Trust, Series 2024-7, Class A, 4.35%, 08/20/2032 (e)	235	235
Voya CLO 2014-2 Ltd., (Cayman Islands), Series 2014-2A, Class A1RR, (CME Term SOFR 3 Month + 1.28%), 5.56%, 04/17/2030 (e) (aa)	28	28
Voya CLO 2015-3 Ltd., (Cayman Islands), Series 2015-3A, Class A1R3, (CME Term SOFR 3 Month + 1.15%), 5.42%, 10/20/2031 (e) (aa)	2,952	2,955
Voya CLO 2016-1 Ltd., (Cayman Islands), Series 2016-1A, Class A1R, (CME Term SOFR 3 Month + 1.33%), 5.60%, 01/20/2031 (e) (aa)	2,297	2,299
Wind River CLO 2022-1 Ltd., (Cayman Islands), Series 2022-1A, Class AR, (CME Term SOFR 3 Month + 1.35%), 5.62%, 07/20/2035 (e) (aa)	2,250	2,245

Total Other ABS		66,629

Automobile ABS — 0.5%
AmeriCredit Automobile Receivables Trust,
Series 2023-1, Class C, 5.80%, 12/18/2028	240	245
Series 2024-1, Class A2A, 5.75%, 02/18/2028	323	324
Series 2024-1, Class A3, 5.43%, 01/18/2029	675	681
Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.02%, 02/20/2027 (e)	1,150	1,137
Bayview Opportunity Master Fund VII LLC, Series 2024-CAR1, Class A, (United States 30 Day Average SOFR + 1.10%), 5.41%, 12/26/2031 (e) (aa)	378	379
CarMax Auto Owner Trust,
Series 2023-1, Class B, 4.98%, 01/16/2029	1,670	1,682
Series 2023-2, Class B, 5.18%, 11/15/2028	2,200	2,225
Series 2023-4, Class B, 6.39%, 05/15/2029	1,245	1,299

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	225

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Automobile ABS — continued
Series 2024-2, Class A3, 5.50%, 01/16/2029	1,002	1,016
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78%, 09/15/2027	259	260
Carvana Auto Receivables Trust, Series 2021-N1, Class A, 0.70%, 01/10/2028	41	41
Citizens Auto Receivables Trust,
Series 2023-1, Class A3, 5.84%, 01/18/2028 (e)	1,605	1,615
Series 2023-2, Class A3, 5.83%, 02/15/2028 (e)	1,175	1,184
Drive Auto Receivables Trust, Series 2025-1, Class A2, 4.87%, 08/15/2028	370	370
Exeter Automobile Receivables Trust,
Series 2024-2A, Class C, 5.74%, 05/15/2029	737	745
Series 2024-3A, Class D, 5.98%, 09/16/2030	120	123
First Investors Auto Owner Trust, Series 2022-2A, Class A, 6.26%, 07/15/2027 (e)	48	48
Flagship Credit Auto Trust,
Series 2022-3, Class A3, 4.55%, 04/15/2027 (e)	16	16
Series 2023-1, Class A3, 5.01%, 08/16/2027 (e)	210	210
Ford Credit Auto Lease Trust, Series 2024-A, Class B, 5.29%, 06/15/2027	1,230	1,237
Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class B1, 6.15%, 05/20/2032 (e)	440	448
LAD Auto Receivables Trust,
Series 2023-3A, Class C, 6.43%, 12/15/2028 (e)	1,695	1,738
Series 2024-2A, Class A3, 5.61%, 08/15/2028 (e)	1,220	1,229
Series 2024-3A, Class A2, 4.64%, 11/15/2027 (e)	408	408
M&T Bank Auto Receivables Trust, Series 2025-1A, Class A3, 4.73%, 06/17/2030 (e)	240	243
Merchants Fleet Funding LLC, Series 2024-1A, Class A, 5.82%, 04/20/2037 (e)	1,222	1,230
Navistar Financial Dealer Note Master Owner Trust, Series 2024-1, Class A, 5.59%, 04/25/2029 (e)	1,290	1,300
Nissan Auto Receivables Owner Trust,
Series 2023-B, Class A3, 5.93%, 03/15/2028	2,050	2,066
Series 2025-A, Class A3, 4.49%, 12/17/2029	275	278

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Automobile ABS — continued
Octane Receivables Trust,
Series 2024-2A, Class A2, 5.80%, 07/20/2032 (e)	378	381
Series 2024-3A, Class A2, 4.94%, 05/20/2030 (e)	1,437	1,440
Santander Drive Auto Receivables Trust,
Series 2022-7, Class C, 6.69%, 03/17/2031	1,130	1,155
Series 2023-1, Class C, 5.09%, 05/15/2030	960	965
Series 2023-3, Class C, 5.77%, 11/15/2030	380	386
Series 2024-1, Class C, 5.45%, 03/15/2030	900	910
Series 2024-2, Class B, 5.78%, 07/16/2029	1,395	1,417
Series 2024-2, Class C, 5.84%, 06/17/2030	700	716
Series 2024-3, Class B, 5.55%, 09/17/2029	325	330
Series 2025-1, Class B, 4.88%, 03/17/2031	315	318
SFS Auto Receivables Securitization Trust, Series 2024-1A, Class A3, 4.95%, 05/21/2029 (e)	1,240	1,245
Toyota Auto Loan Extended Note Trust, Series 2025-1A, Class A, 4.65%, 05/25/2038 (e)	380	385
Volkswagen Auto Lease Trust, Series 2025-A, Class A3, 4.50%, 06/20/2028	1,305	1,314
Westlake Automobile Receivables Trust,
Series 2022-2A, Class C, 4.85%, 09/15/2027 (e)	715	715
Series 2023-3A, Class C, 6.02%, 09/15/2028 (e)	995	1,009
Series 2024-1A, Class B, 5.55%, 11/15/2027 (e)	1,360	1,366
Series 2024-1A, Class C, 5.65%, 02/15/2029 (e)	1,155	1,167
Series 2024-2A, Class D, 5.91%, 04/15/2030 (e)	590	601
Westlake Flooring Master Trust, Series 2024-1A, Class A, 5.43%, 02/15/2028 (e)	1,110	1,114
Wheels Fleet Lease Funding 1 LLC, Series 2024-3A, Class A1, 4.80%, 09/19/2039 (e)	775	779

Total Automobile ABS		41,490

Credit Card ABS — 0.0% (g)
Capital One Multi-Asset Execution Trust, Series 2005-B3, Class B3, (CME Term SOFR 3 Month + 0.81%), 5.07%, 05/15/2028 (aa)	1,310	1,309

SEE NOTES TO FINANCIAL STATEMENTS.

226	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Asset-Backed Securities — continued
Credit Card ABS — continued
First National Master Note Trust, Series 2023-1, Class A, 5.13%, 04/15/2029		1,340	1,347

Total Credit Card ABS			2,656

Student Loan ABS — 0.0% (g)
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36%, 04/20/2062 (e)		324	305

Food — 0.0% (g)
Sigma Holdco BV, (Netherlands), Reg. S, 5.75%, 05/15/2026	EUR	232	273

Commercial Services — 0.0% (g)
Verisure Holding AB, (Sweden), Reg. S, 9.25%, 10/15/2027	EUR	253	310

Total Asset-Backed Securities (Cost $111,454)			111,663

Collateralized Mortgage Obligations — 0.1%
WL Collateral CMO — 0.1%
Connecticut Avenue Securities Series,
Series 2025-R01, Class 1A1, (United States 30 Day Average SOFR + 0.95%), 5.26%, 01/25/2045 (e) (aa)		422	421
Series 2025-R01, Class 1M1, (United States 30 Day Average SOFR + 1.10%), 5.41%, 01/25/2045 (e) (aa)		634	634
Connecticut Avenue Securities Trust,
Series 2021-R03, Class 1M2, (United States 30 Day Average SOFR + 1.65%), 5.96%, 12/25/2041 (e) (aa)		350	352
Series 2022-R08, Class 1M1, (United States 30 Day Average SOFR + 2.55%), 6.86%, 07/25/2042 (e) (aa)		183	187
Series 2023-R01, Class 1M1, (United States 30 Day Average SOFR + 2.40%), 6.71%, 12/25/2042 (e) (aa)		246	252
Series 2023-R03, Class 2M1, (United States 30 Day Average SOFR + 2.50%), 6.81%, 04/25/2043 (e) (aa)		74	76
Series 2024-R03, Class 2M1, (United States 30 Day Average SOFR + 1.15%), 5.46%, 03/25/2044 (e) (aa)		467	467
Series 2024-R04, Class 1A1, (United States 30 Day Average SOFR + 1.00%), 5.31%, 05/25/2044 (e) (aa)		313	313
Series 2024-R05, Class 2A1, (United States 30 Day Average SOFR + 1.00%), 5.31%, 07/25/2044 (e) (aa)		427	426
Series 2025-R02, Class 1A1, (United States 30 Day Average SOFR + 1.00%), 5.31%, 02/25/2045 (e) (aa)		246	246
FHLMC STACR REMIC Trust,
Series 2022-HQA2, Class M1A, (United States 30 Day Average SOFR + 2.65%), 6.96%, 07/25/2042 (e) (aa)		366	374

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

WL Collateral CMO — continued
Series 2022-HQA3, Class M1A, (United States 30 Day Average SOFR + 2.30%), 6.61%, 08/25/2042 (e) (aa)	140	142
Series 2023-HQA1, Class M1A, (United States 30 Day Average SOFR + 2.00%), 6.31%, 05/25/2043 (e) (aa)	263	266
Series 2024-DNA2, Class A1, (United States 30 Day Average SOFR + 1.25%), 5.56%, 05/25/2044 (e) (aa)	1,095	1,099
Series 2024-DNA3, Class A1, (United States 30 Day Average SOFR + 1.05%), 5.36%, 10/25/2044 (e) (aa)	364	364
Series 2024-DNA3, Class M1, (United States 30 Day Average SOFR + 1.00%), 5.31%, 10/25/2044 (e) (aa)	82	82
Series 2024-HQA1, Class M1, (United States 30 Day Average SOFR + 1.25%), 5.56%, 03/25/2044 (e) (aa)	563	564
Series 2024-HQA2, Class A1, (United States 30 Day Average SOFR + 1.25%), 5.56%, 08/25/2044 (e) (aa)	917	920
Towd Point Mortgage Trust, Series 2019-HY1, Class M2, (CME Term SOFR 1 Month + 2.11%), 6.43%, 10/25/2048 (e) (aa)	385	400
Verus Securitization Trust, Series 2021-1, Class A1, 0.82%, 01/25/2066 (e) (z)	125	111

Total WL Collateral CMO		7,696

Total Collateralized Mortgage Obligations (Cost $7,699)		7,696

Commercial Mortgage-Backed Securities — 0.4%
Commercial MBS — 0.4%
ACREC Ltd., (Cayman Islands), Series 2021-FL1, Class A, (CME Term SOFR 1 Month + 1.26%), 5.58%, 10/16/2036 (e) (aa)	281	280
ARDN Mortgage Trust, Series 2025-ARCP, Class A, (CME Term SOFR 1 Month + 1.75%), 6.05%, 06/15/2035 (e) (aa)	550	550
BANK5,
Series 2024-5YR11, Class A3, 5.89%, 11/15/2057	1,640	1,718
Series 2024-5YR8, Class A3, 5.88%, 08/15/2057	450	469
BBCMS Mortgage Trust,
Series 2024-5C29, Class A2, 4.74%, 09/15/2057	700	702
Series 2025-5C34, Class A3, 5.66%, 05/15/2058	550	574
Series 2025-5C33, Class A4, 5.84%, 03/15/2058	430	450
Benchmark Mortgage Trust,
Series 2018-B2, Class A5, 3.88%, 02/15/2051 (z)	90	88

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	227

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Commercial MBS — continued
Series 2019-B11, Class A5, 3.54%, 05/15/2052	410	390
Series 2024-V7, Class A3, 6.23%, 05/15/2056 (z)	690	727
BMO Mortgage Trust,
Series 2024-5C8, Class A3, 5.63%, 12/15/2057 (z)	640	664
Series 2024-5C5, Class A3, 5.86%, 02/15/2057	620	647
BSPRT Issuer Ltd., (Cayman Islands), Series 2021-FL7, Class A, (CME Term SOFR 1 Month + 1.43%), 5.75%, 12/15/2038 (e) (aa)	166	166
BX Commercial Mortgage Trust,
Series 2021-XL2, Class A, (CME Term SOFR 1 Month + 0.80%), 5.11%, 10/15/2038 (e) (aa)	268	268
Series 2024-XL4, Class A, (CME Term SOFR 1 Month + 1.44%), 5.75%, 02/15/2039 (e) (aa)	208	209
Series 2024-XL5, Class A, (CME Term SOFR 1 Month + 1.39%), 5.70%, 03/15/2041 (e) (aa)	365	365
BX Trust,
Series 2019-OC11, Class E, 4.08%, 12/09/2041 (e) (z)	3,005	2,754
Series 2022-PSB, Class A, (CME Term SOFR 1 Month + 2.45%), 6.76%, 08/15/2039 (e) (aa)	364	363
Series 2024-CNYN, Class A, (CME Term SOFR 1 Month + 1.44%), 5.75%, 04/15/2041 (e) (aa)	957	959
Series 2025-ROIC, Class A, (CME Term SOFR 1 Month + 1.14%), 5.46%, 03/15/2030 (e) (aa)	430	427
Series 2025-TAIL, Class A, (CME Term SOFR 1 Month + 1.40%), 5.71%, 06/15/2035 (e) (aa)	310	311
Cantor Commercial Real Estate Lending, Series 2019-CF3, Class A4, 3.01%, 01/15/2053	1,910	1,772
Citigroup Commercial Mortgage Trust,
Series 2016-GC36, Class A5, 3.62%, 02/10/2049	945	933
Series 2017-P7, Class A4, 3.71%, 04/14/2050	1,000	978
CONE Trust, Series 2024-DFW1, Class A, (CME Term SOFR 1 Month + 1.64%), 5.95%, 08/15/2041 (e) (aa)	300	299
DBGS Mortgage Trust, Series 2018-C1, Class A4, 4.47%, 10/15/2051	1,260	1,244
FS Rialto Issuer LLC, Series 2025-FL10, Class A, (CME Term SOFR 1 Month + 1.39%), 5.70%, 08/19/2042 (e) (aa)	1,050	1,048

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Commercial MBS — continued
GS Mortgage Securities Corp. Trust, Series 2021-ROSS, Class A, (CME Term SOFR 1 Month + 1.41%), 5.73%, 05/15/2026 (e) (aa)	720	675
GS Mortgage Securities Trust, Series 2019-GSA1, Class A4, 3.05%, 11/10/2052	250	236
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4, 3.41%, 03/15/2050	669	654
KIND Commercial Mortgage Trust, Series 2024-1, Class A, (CME Term SOFR 1 Month + 1.89%), 6.20%, 08/15/2041 (e) (aa)	310	310
LoanCore Issuer Ltd., (Cayman Islands), Series 2022-CRE7, Class A, (United States 30 Day Average SOFR + 1.55%), 5.85%, 01/17/2037 (e) (aa)	458	458
MF1 LLC, Series 2022-FL9, Class A, (CME Term SOFR 1 Month + 2.15%), 6.47%, 06/19/2037 (e) (aa)	472	472
MF1 Ltd., (Cayman Islands), Series 2021-FL7, Class A, (CME Term SOFR 1 Month + 1.19%), 5.51%, 10/16/2036 (e) (aa)	48	48
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C27, Class A4, 3.75%, 12/15/2047	180	179
Series 2016-C29, Class A4, 3.33%, 05/15/2049	900	888
Series 2025-5C1, Class A3, 5.64%, 03/15/2058	640	665
Morgan Stanley Capital I Trust, Series 2024-NSTB, Class A, 3.90%, 09/24/2057 (e) (z)	965	934
PFP Ltd., (Cayman Islands), Series 2025-12, Class A, (CME Term SOFR 1 Month + 1.49%), 0.00%, 12/18/2042 (e) (aa)	790	790
ROCK Trust,
Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (e)	1,040	1,063
Series 2024-CNTR, Class E, 8.82%, 11/13/2041 (e)	1,200	1,262
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (CME Term SOFR 1 Month + 1.44%), 5.75%, 02/15/2042 (e) (aa)	540	536
UBS Commercial Mortgage Trust, Series 2019-C18, Class A4, 3.04%, 12/15/2052	50	46
US Bank NA, Series 2025-SUP1, Class B, 5.58%, 02/25/2032 (e)	372	372

SEE NOTES TO FINANCIAL STATEMENTS.

228	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Commercial MBS — continued
Wells Fargo Commercial Mortgage Trust,
Series 2015-C31, Class A3, 3.43%, 11/15/2048	84	84
Series 2015-SG1, Class A4, 3.79%, 09/15/2048	93	92
Series 2017-C42, Class A3, 3.33%, 12/15/2050	1,270	1,239
Series 2019-C50, Class A5, 3.73%, 05/15/2052	90	86
Series 2019-C51, Class A3, 3.06%, 06/15/2052	717	680

Total Commercial MBS		31,124

Total Commercial Mortgage-Backed Securities (Cost $30,940)		31,124

Convertible Bonds — 0.2%
Communications — 0.0% (g)
Media — 0.0% (g)
Cable One, Inc.,
Zero Coupon, 03/15/2026	857	811
1.13%, 03/15/2028	2,025	1,544

Total Communications		2,355

Consumer Cyclical — 0.0% (g)
Home Builders — 0.0% (g)
Meritage Homes Corp., 1.75%, 05/15/2028	2,804	2,715

Lodging — 0.0% (g)
Wynn Macau Ltd., (Cayman Islands), 4.50%, 03/07/2029 (e)	342	339

Total Consumer Cyclical		3,054

Consumer Non-cyclical — 0.0% (g)
Commercial Services — 0.0% (g)
Block, Inc., Zero Coupon, 05/01/2026	566	540
Shift4 Payments, Inc., Zero Coupon, 12/15/2025	1,735	2,191

Total Consumer Non-cyclical		2,731

Energy — 0.1%
Energy — Alternate Sources — 0.1%
XPLR Infrastructure LP, 2.50%, 06/15/2026 (e)	4,447	4,247

Financial — 0.0% (g)
REITS — 0.0% (g)
Digital Realty Trust LP, 1.88%, 11/15/2029 (e)	800	841
Pebblebrook Hotel Trust, 1.75%, 12/15/2026	144	136

Total Financial		977

Technology — 0.1%
Semiconductors — 0.1%
MKS, Inc., 1.25%, 06/01/2030	5,915	5,829

Total Convertible Bonds (Cost $19,464)		19,193

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — 80.2%
Basic Materials — 3.7%
Chemicals — 1.7%
Ashland, Inc.,
3.38%, 09/01/2031 (e)		1,000	891
6.88%, 05/15/2043		2,425	2,513
ASK Chemicals Deutschland Holding GmbH, (Germany), Reg. S, 10.00%, 11/15/2029	EUR	650	761
Avient Corp., 6.25%, 11/01/2031 (e)		2,617	2,640
Axalta Coating Systems Dutch Holding B BV, (Netherlands), 7.25%, 02/15/2031 (e)		2,719	2,866
Axalta Coating Systems LLC, 3.38%, 02/15/2029 (e)		1,806	1,708
Celanese US Holdings LLC,
5.00%, 04/15/2031	EUR	7,499	8,789
6.42%, 07/15/2027		865	896
6.50%, 04/15/2030		506	518
6.75%, 04/15/2033		1,655	1,672
6.85%, 11/15/2028		1,050	1,103
Chemours Co. (The),
5.38%, 05/15/2027		3,602	3,570
5.75%, 11/15/2028 (e)		3,799	3,553
8.00%, 01/15/2033 (e)		3,264	3,056
Element Solutions, Inc., 3.88%, 09/01/2028 (e)		11,531	11,168
FIS Fabbrica Italiana Sintetici SpA, (Italy), Reg. S, 5.63%, 08/01/2027	EUR	700	832
Herens Holdco Sarl, (Luxembourg), 4.75%, 05/15/2028 (e)		1,303	1,168
Herens Midco Sarl, (Luxembourg), Reg. S, 5.25%, 05/15/2029	EUR	1,000	862
ICL Group Ltd., (Israel), Reg. S, 6.38%, 05/31/2038 (e)		4,000	4,026
INEOS Finance plc, (United Kingdom), 5.63%, 08/15/2030 (e)	EUR	3,888	4,451
Reg. S, 6.38%, 04/15/2029	EUR	2,100	2,507
INEOS Quattro Finance 2 Plc, (United Kingdom), Reg. S, 6.75%, 04/15/2030	EUR	3,257	3,537
International Flavors & Fragrances, Inc., 1.23%, 10/01/2025 (e)		344	341
Italmatch Chemicals SpA, (Italy), Reg. S, 10.00%, 02/06/2028	EUR	2,450	3,027
Kobe US Midco 2, Inc., 9.25% (cash), 11/01/2026 (e) (v)		1,745	1,562
Kraton Corp., 5.00%, 07/15/2027 (e)		237	240
Kronos International, Inc., Reg. S, 9.50%, 03/15/2029	EUR	297	377
Lune Holdings Sarl, (Luxembourg), Reg. S, 5.63%, 11/15/2028	EUR	3,423	1,621
LYB International Finance III LLC, 6.15%, 05/15/2035		648	673
Mativ Holdings, Inc., 8.00%, 10/01/2029 (e)		2,220	2,011
Methanex US Operations, Inc., 6.25%, 03/15/2032 (e)		2,867	2,854

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	229

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Chemicals — continued
OCP SA, (Morocco),
Reg. S, 3.75%, 06/23/2031		3,800	3,404
Reg. S, 4.50%, 10/22/2025		200	199
Reg. S, 5.13%, 06/23/2051		4,900	3,714
Olympus Water US Holding Corp.,
4.25%, 10/01/2028 (e)		1,836	1,746
Reg. S, 5.38%, 10/01/2029	EUR	200	215
6.25%, 10/01/2029 (e)		4,269	4,072
7.13%, 10/01/2027 (e)		719	732
7.25%, 06/15/2031 (e)		9,789	10,006
Reg. S, 9.63%, 11/15/2028	EUR	598	740
9.75%, 11/15/2028 (e)		15,715	16,549
Sasol Financing USA LLC, Reg. S, 8.75%, 05/03/2029		3,700	3,663
SCIL IV LLC / SCIL USA Holdings LLC,
Reg. S, (EURIBOR 3 Month + 4.38%), 6.55%, 11/01/2026 (aa)	EUR	100	118
Reg. S, 9.50%, 07/15/2028	EUR	201	249
SK Invictus Intermediate II Sarl, (Luxembourg), 5.00%, 10/30/2029 (e)		7,250	7,018
SNF Group SACA, (France), 3.38%, 03/15/2030 (e)		1,799	1,660
Synthomer plc, (United Kingdom), Reg. S, 7.38%, 05/02/2029	EUR	251	293
Tronox, Inc., 4.63%, 03/15/2029 (e)		1,640	1,415
WR Grace Holdings LLC,
4.88%, 06/15/2027 (e)		1,451	1,442
5.63%, 08/15/2029 (e)		17,434	15,767
7.38%, 03/01/2031 (e)		2,182	2,233

			151,028

Forest Products & Paper — 0.1%
Ahlstrom Holding 3 Oy, (Finland), 4.88%, 02/04/2028 (e)		371	353
Fedrigoni SpA, (Italy),
Reg. S, (EURIBOR 3 Month + 4.00%), 5.98%, 01/15/2030 (aa)	EUR	100	115
Reg. S, 6.13%, 06/15/2031	EUR	1,210	1,363
Magnera Corp., 7.25%, 11/15/2031 (e)		3,446	3,243
WEPA Hygieneprodukte GmbH, (Germany), Reg. S, 5.63%, 01/15/2031	EUR	2,000	2,454

			7,528

Iron/Steel — 0.4%
ArcelorMittal SA, (Luxembourg), 6.55%, 11/29/2027		342	356
ATI, Inc.,
4.88%, 10/01/2029		816	799
5.13%, 10/01/2031		2,067	2,018
7.25%, 08/15/2030		4,033	4,225
Big River Steel LLC / BRS Finance Corp., 6.63%, 01/31/2029 (e)		6,082	6,131
Carpenter Technology Corp., 7.63%, 03/15/2030		918	950

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Iron/Steel — continued
Champion Iron Canada, Inc., (Canada), 7.88%, 07/15/2032 (e) (w)		1,305	1,323
Cleveland-Cliffs, Inc.,
5.88%, 06/01/2027		798	797
6.75%, 04/15/2030 (e)		2,550	2,467
6.88%, 11/01/2029 (e)		2,548	2,508
7.00%, 03/15/2032 (e)		710	669
7.38%, 05/01/2033 (e)		1,370	1,287
7.50%, 09/15/2031 (e)		1,865	1,799
CSN Inova Ventures, (Cayman Islands), Reg. S, 6.75%, 01/28/2028		2,000	1,889
Mineral Resources Ltd., (Australia),
8.00%, 11/01/2027 (e)		655	657
8.13%, 05/01/2027 (e)		790	790
9.25%, 10/01/2028 (e)		2,280	2,333
Vale Overseas Ltd., (Cayman Islands), 6.40%, 06/28/2054		862	847

			31,845

Mining — 1.5%
Anglo American Capital plc, (United Kingdom), 5.63%, 04/01/2030 (e)		795	825
Antofagasta plc, (United Kingdom), Reg. S, 2.38%, 10/14/2030		4,900	4,301
Aris Mining Corp., (Canada), 8.00%, 10/31/2029 (e)		775	789
Arsenal AIC Parent LLC,
8.00%, 10/01/2030 (e)		1,199	1,280
11.50%, 10/01/2031 (e)		14,951	16,762
Capstone Copper Corp., (Canada), 6.75%, 03/31/2033 (e)		840	860
Constellium SE, (France),
3.75%, 04/15/2029 (e)		7,778	7,310
Reg. S, 5.38%, 08/15/2032	EUR	108	129
6.38%, 08/15/2032 (e)		6,266	6,368
Corp. Nacional del Cobre de Chile, (Chile),
Reg. S, 4.50%, 08/01/2047		4,300	3,343
Reg. S, 5.95%, 01/08/2034		2,200	2,242
Eldorado Gold Corp., (Canada), 6.25%, 09/01/2029 (e)		3,000	3,003
Eramet SA, (France), Reg. S, 6.50%, 11/30/2029	EUR	1,400	1,641
ERO Copper Corp., (Canada), 6.50%, 02/15/2030 (e)		1,107	1,101
First Quantum Minerals Ltd., (Canada),
6.88%, 10/15/2027 (e)		2,507	2,511
8.00%, 03/01/2033 (e)		3,670	3,764
8.63%, 06/01/2031 (e)		800	830
9.38%, 03/01/2029 (e)		9,500	10,096
Freeport Indonesia PT, (Indonesia), 4.76%, 04/14/2027 (e)		450	449
Glencore Funding LLC,
4.00%, 03/27/2027 (e)		746	740
4.91%, 04/01/2028 (e)		121	122

SEE NOTES TO FINANCIAL STATEMENTS.

230	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Mining — continued
5.19%, 04/01/2030 (e)		347	354
5.34%, 04/04/2027 (e)		335	339
5.37%, 04/04/2029 (e)		973	998
6.13%, 10/06/2028 (e)		83	87
Hecla Mining Co., 7.25%, 02/15/2028		2,293	2,311
Hudbay Minerals, Inc., (Canada),
4.50%, 04/01/2026 (e)		4,407	4,378
6.13%, 04/01/2029 (e)		3,261	3,312
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT, (Indonesia),
Reg. S, 5.45%, 05/15/2030		3,300	3,358
Reg. S, 5.80%, 05/15/2050		1,600	1,493
Ivanhoe Mines Ltd., (Canada), 7.88%, 01/23/2030 (e)		1,400	1,397
Kaiser Aluminum Corp.,
4.50%, 06/01/2031 (e)		12,065	11,282
4.63%, 03/01/2028 (e)		1,357	1,328
New Gold, Inc., (Canada),
6.88%, 04/01/2032 (e)		5,088	5,242
7.50%, 07/15/2027 (e)		1,000	1,004
Novelis Corp.,
3.88%, 08/15/2031 (e)		8,234	7,386
4.75%, 01/30/2030 (e)		4,995	4,787
6.88%, 01/30/2030 (e)		7,069	7,320
Novelis Sheet Ingot GmbH, (Germany), Reg. S, 3.38%, 04/15/2029	EUR	2,640	3,017
Rio Tinto Finance USA plc, (United Kingdom), 4.88%, 03/14/2030		169	172
Taseko Mines Ltd., (Canada), 8.25%, 05/01/2030 (e)		685	717

			128,748

Total Basic Materials			319,149

Communications — 12.7%
Advertising — 0.7%
Clear Channel Outdoor Holdings, Inc.,
5.13%, 08/15/2027 (e)		6,757	6,681
7.50%, 06/01/2029 (e)		8,785	8,125
7.75%, 04/15/2028 (e)		1,059	1,001
7.88%, 04/01/2030 (e)		8,925	9,213
9.00%, 09/15/2028 (e)		12,973	13,645
CMG Media Corp., 8.88%, 06/18/2029 (e)		845	796
Neptune Bidco US, Inc., 9.29%, 04/15/2029 (e)		7,310	7,075
Outfront Media Capital LLC / Outfront Media Capital Corp.,
4.25%, 01/15/2029 (e)		3,434	3,284
4.63%, 03/15/2030 (e)		348	333
5.00%, 08/15/2027 (e)		820	816
Summer BC Holdco A Sarl, (Luxembourg),
Reg. S, 5.88%, 02/15/2030	EUR	1,350	1,576
5.88%, 02/15/2030 (e)	EUR	2,656	3,102
Reg. S, 9.25%, 10/31/2027	EUR	1,442	1,699

			57,346

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Internet — 1.2%
Acuris Finance US, Inc. / Acuris Finance Sarl,
5.00%, 05/01/2028 (e)		3,000	2,862
9.00%, 08/01/2029 (e)		1,507	1,541
ANGI Group LLC, 3.88%, 08/15/2028 (e)		835	778
Cablevision Lightpath LLC,
3.88%, 09/15/2027 (e)		6,972	6,720
5.63%, 09/15/2028 (e)		2,775	2,681
eDreams ODIGEO SA, (Spain),
Reg. S, 4.88%, 12/30/2030	EUR	1,050	1,235
4.88%, 12/30/2030 (e)	EUR	3,540	4,163
Engineering - Ingegneria Informatica - SpA, (Italy),
Reg. S, 8.63%, 02/15/2030	EUR	1,450	1,827
8.63%, 02/15/2030 (e)	EUR	1,764	2,223
Reg. S, 11.13%, 05/15/2028	EUR	1,267	1,577
Gen Digital, Inc.,
6.25%, 04/01/2033 (e)		1,370	1,407
6.75%, 09/30/2027 (e)		575	585
Go Daddy Operating Co. LLC / GD Finance Co., Inc., 3.50%, 03/01/2029 (e)		1,401	1,324
iliad SA, (France),
Reg. S, 2.38%, 06/17/2026	EUR	6,900	8,104
Reg. S, 5.63%, 02/15/2030	EUR	2,200	2,769
ION Trading Technologies Sarl, (Luxembourg),
5.75%, 05/15/2028 (e)		200	193
9.50%, 05/30/2029 (e)		1,206	1,238
Match Group Holdings II LLC,
3.63%, 10/01/2031 (e)		425	380
4.63%, 06/01/2028 (e)		351	343
Prosus NV, (Netherlands),
3.26%, 01/19/2027 (e)		200	196
Reg. S, 3.26%, 01/19/2027		3,100	3,034
Reg. S, 4.99%, 01/19/2052		3,800	2,935
Rakuten Group, Inc., (Japan),
Reg. S, (EUR Swap Rate 5 Year + 4.49%), 4.25%, 04/22/2027 (x) (aa)	EUR	4,499	5,002
(CMT Index 5 Year + 4.25%), 8.13%, 12/15/2029 (e) (x) (aa)		849	831
9.75%, 04/15/2029 (e)		4,505	4,939
11.25%, 02/15/2027 (e)		2,506	2,721
Snap, Inc., 6.88%, 03/01/2033 (e)		11,513	11,809
Uber Technologies, Inc.,
4.50%, 08/15/2029 (e)		1,547	1,536
6.25%, 01/15/2028 (e)		411	413
7.50%, 09/15/2027 (e)		701	707
United Group BV, (Netherlands),
Reg. S, 4.00%, 11/15/2027	EUR	32	37
Reg. S, 4.63%, 08/15/2028	EUR	7,117	8,310
Reg. S, 5.25%, 02/01/2030	EUR	10,765	12,546
Reg. S, 6.50%, 10/31/2031	EUR	5,209	6,200
Reg. S, 6.75%, 02/15/2031	EUR	700	844

			104,010

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	231

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Media — 3.6%
Arqiva Broadcast Finance plc, (United Kingdom), Reg. S, 8.63%, 07/01/2030 (w)		GBP 1,500	2,086
CCO Holdings LLC / CCO Holdings Capital Corp.,
4.25%, 02/01/2031 (e)		10,184	9,512
4.25%, 01/15/2034 (e)		18,464	16,437
4.50%, 08/15/2030 (e)		528	503
4.50%, 05/01/2032		5,822	5,422
4.50%, 06/01/2033 (e)		182	166
4.75%, 03/01/2030 (e)		1,905	1,845
4.75%, 02/01/2032 (e)		3,856	3,658
5.00%, 02/01/2028 (e)		9,631	9,541
5.13%, 05/01/2027 (e)		2,285	2,279
5.38%, 06/01/2029 (e)		450	449
6.38%, 09/01/2029 (e)		6,351	6,481
7.38%, 03/01/2031 (e)		9,764	10,188
Charter Communications Operating LLC / Charter Communications Operating Capital,
4.91%, 07/23/2025		58	58
6.15%, 11/10/2026		143	146
CSC Holdings LLC,
3.38%, 02/15/2031 (e)		2,943	2,031
4.13%, 12/01/2030 (e)		5,438	3,836
4.50%, 11/15/2031 (e)		400	282
4.63%, 12/01/2030 (e)		7,510	3,498
5.00%, 11/15/2031 (e)		1,700	794
5.38%, 02/01/2028 (e)		5,175	4,738
5.50%, 04/15/2027 (e)		9,395	8,970
5.75%, 01/15/2030 (e)		2,000	991
6.50%, 02/01/2029 (e)		1,700	1,382
7.50%, 04/01/2028 (e)		500	371
11.25%, 05/15/2028 (e)		4,698	4,680
11.75%, 01/31/2029 (e)		11,575	11,014
Digi Romania SA, (Romania), Reg. S, 3.25%, 02/05/2028	EUR	1,300	1,499
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc., 5.88%, 08/15/2027 (e)		9,707	9,668
Discovery Communications LLC, 3.95%, 03/20/2028		365	349
DISH DBS Corp.,
5.13%, 06/01/2029		1,275	850
5.25%, 12/01/2026 (e)		5,733	5,223
5.75%, 12/01/2028 (e)		9,217	7,909
7.38%, 07/01/2028		4,023	2,886
7.75%, 07/01/2026		9,515	8,453
DISH Network Corp., 11.75%, 11/15/2027 (e)		17,585	18,126
FactSet Research Systems, Inc., 2.90%, 03/01/2027		86	84
Gray Media, Inc., 7.00%, 05/15/2027 (e)		2,951	2,949
10.50%, 07/15/2029 (e)		5,443	5,844
iHeartCommunications, Inc., 7.75%, 08/15/2030 (e)		1,550	1,186

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Media — continued
Lagardere SA, (France), Reg. S, 4.75%, 06/12/2030	EUR	1,300	1,548
LCPR Senior Secured Financing DAC, (Ireland), 6.75%, 10/15/2027 (e)		5,127	3,448
Midcontinent Communications, 8.00%, 08/15/2032 (e)		3,966	4,197
News Corp., 3.88%, 05/15/2029 (e)		550	527
Nexstar Media, Inc., 5.63%, 07/15/2027 (e)		317	316
Radiate Holdco LLC / Radiate Finance, Inc.,
4.50%, 09/15/2026 (e)		5,352	4,576
9.25% (Blend (cash 6.00% + PIK 3.25%)), 03/25/2030 (e) (v)		5,466	5,079
Sinclair Television Group, Inc., 8.13%, 02/15/2033 (e)		8,141	8,239
Sirius XM Radio LLC,
3.13%, 09/01/2026 (e)		1,285	1,261
4.00%, 07/15/2028 (e)		371	356
5.00%, 08/01/2027 (e)		6,587	6,542
Summer BidCo BV, (Netherlands), Reg. S, 10.00% (cash), 02/15/2029 (v)	EUR	7,444	8,835
Sunrise FinCo. I BV, (Netherlands),
4.63%, 05/15/2032 (e)	EUR	7,520	8,926
4.88%, 07/15/2031 (e)		3,245	3,069
Tele Columbus AG, (Germany), Reg. S, 10.00% (PIK), 01/01/2029 (v)	EUR	7,698	6,221
Telenet Finance Luxembourg Notes Sarl, (Luxembourg), 5.50%, 03/01/2028 (e)		2,200	2,176
Univision Communications, Inc.,
4.50%, 05/01/2029 (e)		1,850	1,681
6.63%, 06/01/2027 (e)		10,421	10,394
8.00%, 08/15/2028 (e)		10,007	10,155
8.50%, 07/31/2031 (e)		4,713	4,715
UPCB Finance VII Ltd., (Cayman Islands), Reg. S, 3.63%, 06/15/2029	EUR	5,480	6,369
Virgin Media Finance plc, (United Kingdom), Reg. S, 3.75%, 07/15/2030	EUR	2,307	2,585
Virgin Media O2 Vendor Financing Notes V DAC, (Ireland), Reg. S, 7.88%, 03/15/2032	GBP	370	518
Virgin Media Secured Finance plc, (United Kingdom),
Reg. S, 4.13%, 08/15/2030	GBP	100	124
Reg. S, 4.25%, 01/15/2030	GBP	692	868
4.50%, 08/15/2030 (e)		577	538
5.50%, 05/15/2029 (e)		2,050	2,018
Virgin Media Vendor Financing Notes III DAC, (Ireland), 4.88%, 07/15/2028 (e)	GBP	700	914
Reg. S, 4.88%, 07/15/2028	GBP	10,260	13,397
Virgin Media Vendor Financing Notes IV DAC, (Ireland), 5.00%, 07/15/2028 (e)		2,415	2,364
VZ Secured Financing BV, (Netherlands), 5.00%, 01/15/2032 (e)		3,050	2,712

SEE NOTES TO FINANCIAL STATEMENTS.

232	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Media — continued
VZ Vendor Financing II BV, (Netherlands), Reg. S, 2.88%, 01/15/2029	EUR	2,225	2,379
Ziggo Bond Co. BV, (Netherlands),
5.13%, 02/28/2030 (e)		1,072	936
6.13%, 11/15/2032 (e)	EUR	3,572	3,953
Ziggo BV, (Netherlands),
Reg. S, 2.88%, 01/15/2030	EUR	7,696	8,497
4.88%, 01/15/2030 (e)		152	142

			316,959

Telecommunications — 7.2%
Altice Financing SA, (Luxembourg),
Reg. S, 3.00%, 01/15/2028	EUR	14,256	12,380
Reg. S, 4.25%, 08/15/2029	EUR	16,714	14,467
5.00%, 01/15/2028 (e)		5,447	4,102
5.75%, 08/15/2029 (e)		9,454	6,931
9.63%, 07/15/2027 (e)		6,275	5,396
Altice Finco SA, (Luxembourg), Reg. S, 4.75%, 01/15/2028	EUR	3,131	1,272
Altice France Holding SA, (Luxembourg),
Reg. S, 4.00%, 02/15/2028	EUR	5,125	2,128
Reg. S, 8.00%, 05/15/2027	EUR	4,500	1,869
Altice France SA, (France),
Reg. S, 3.38%, 01/15/2028	EUR	1,239	1,223
Reg. S, 4.13%, 01/15/2029	EUR	1,000	990
Reg. S, 4.25%, 10/15/2029	EUR	16,755	16,529
5.13%, 01/15/2029 (e)		1,498	1,238
5.13%, 07/15/2029 (e)		6,350	5,271
5.50%, 01/15/2028 (e)		755	635
5.50%, 10/15/2029 (e)		7,655	6,360
Reg. S, 5.88%, 02/01/2027	EUR	3,500	3,714
8.13%, 02/01/2027 (e)		225	202
Reg. S, 11.50%, 02/01/2027	EUR	6,823	7,776
Axiata SPV2 Bhd., (Malaysia), Reg. S, 2.16%, 08/19/2030		7,400	6,604
CommScope LLC, 4.75%, 09/01/2029 (e)		6,910	6,746
9.50%, 12/15/2031 (e)		948	993
Connect Finco Sarl / Connect US Finco LLC, (Multinational), 9.00%, 09/15/2029 (e)		3,885	3,905
Digicel Group Holdings Ltd., (Bermuda),
Series 1B14, , Zero Coupon, 12/31/2030 (e) (bb)		95	4
Series 3B14, , Zero Coupon, 12/31/2030 (e) (bb)		64	—	(h)
Digicel Intermediate Holdings Ltd. / Digicel International Finance Ltd. / Difl US, (Multinational), 12.00% (Blend (cash 9.00% + PIK 3.00%)), 05/25/2027 (v)		1,044	1,053
Digicel Midco Ltd. / Difl US II LLC, (Saint Lucia), 10.50% (cash), 11/25/2028 (v)		3,340	3,298
EchoStar Corp.,
6.75% (cash), 11/30/2030 (v)		24,681	22,522
10.75%, 11/30/2029		12,088	12,434

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Telecommunications — continued
eircom Finance DAC, (Ireland),
Reg. S, 2.63%, 02/15/2027	EUR	2,600	3,013
Reg. S, 5.00%, 04/30/2031 (w)	EUR	343	397
Eutelsat SA, (France),
Reg. S, 1.50%, 10/13/2028	EUR	1,800	1,928
Reg. S, 2.25%, 07/13/2027	EUR	100	115
Reg. S, 9.75%, 04/13/2029	EUR	176	223
Fibercop SpA, (Italy),
1.63%, 01/18/2029	EUR	5,100	5,492
Reg. S, 2.38%, 10/12/2027	EUR	13,935	15,969
6.00%, 09/30/2034 (e)		2,520	2,358
Reg. S, 6.88%, 02/15/2028	EUR	2,697	3,388
7.20%, 07/18/2036 (e)		2,456	2,394
Reg. S, 7.88%, 07/31/2028	EUR	5,118	6,624
Frontier Communications Holdings LLC,
5.00%, 05/01/2028 (e)		13,363	13,358
5.88%, 10/15/2027 (e)		7,871	7,872
5.88%, 11/01/2029		4,669	4,716
6.00%, 01/15/2030 (e)		2,201	2,230
6.75%, 05/01/2029 (e)		2,297	2,327
8.63%, 03/15/2031 (e)		1,986	2,110
8.75%, 05/15/2030 (e)		16,528	17,347
Global Switch Finance BV, (Netherlands), Reg. S, 1.38%, 10/07/2030	EUR	107	118
Iliad Holding SASU, (France),
Reg. S, 5.38%, 04/15/2030	EUR	300	363
5.38%, 04/15/2030 (e)	EUR	17,015	20,584
Reg. S, 6.88%, 04/15/2031	EUR	11,421	14,345
7.00%, 10/15/2028 (e)		3,978	4,050
7.00%, 04/15/2032 (e)		6,085	6,235
8.50%, 04/15/2031 (e)		5,299	5,668
Intelsat Jackson Holdings SA, (Luxembourg), 6.50%, 03/15/2030 (e)		4,398	4,469
Kaixo Bondco Telecom SA, (Spain), Reg. S, 5.13%, 09/30/2029	EUR	3,931	4,694
Koninklijke KPN NV, (Netherlands), Reg. S, (EUR Swap Rate 5 Year + 3.77%), 6.00%, 09/21/2027 (x) (aa)	EUR	3,820	4,781
Level 3 Financing, Inc.,
3.63%, 01/15/2029 (e)		557	476
3.75%, 07/15/2029 (e)		2,300	1,935
3.88%, 10/15/2030 (e)		1,036	898
4.00%, 04/15/2031 (e)		1,441	1,233
4.50%, 04/01/2030 (e)		2,905	2,629
4.88%, 06/15/2029 (e)		8,130	7,591
6.88%, 06/30/2033 (e)		22,280	22,666
10.00%, 10/15/2032 (e)		725	732
10.75%, 12/15/2030 (e)		11,901	13,508
11.00%, 11/15/2029 (e)		15,220	17,461
Lorca Telecom Bondco SA, (Spain),
Reg. S, 4.00%, 09/18/2027	EUR	13,874	16,329
Reg. S, 5.75%, 04/30/2029	EUR	4,305	5,295

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	233

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Telecommunications — continued
Lumen Technologies, Inc.,
4.13%, 04/15/2030 (e)		901	878
10.00%, 10/15/2032 (e)		2,286	2,334
Matterhorn Telecom SA, (Luxembourg), Reg. S, 5.25%, 07/31/2028	CHF	1,750	2,270
Odido Group Holding BV, (Netherlands), Reg. S, 5.50%, 01/15/2030	EUR	7,316	8,609
Odido Holding BV, (Netherlands), Reg. S, 3.75%, 01/15/2029	EUR	7,300	8,502
PLT VII Finance Sarl, (Luxembourg),
Reg. S, (EURIBOR 3 Month + 3.50%), 5.48%, 06/15/2031 (aa)	EUR	2,750	3,240
6.00%, 06/15/2031 (e)	EUR	5,400	6,464
Proximus SADP, (Belgium), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.41%), 4.75%, 07/02/2031 (x) (aa)	EUR	1,300	1,530
Sable International Finance Ltd., (Cayman Islands), 7.13%, 10/15/2032 (e)		6,940	6,958
SES SA, (Luxembourg),
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.23%), 5.50%, 09/12/2054 (aa)	EUR	500	570
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.59%), 6.00%, 09/12/2054 (aa)	EUR	800	902
SoftBank Group Corp., (Japan),
Reg. S, 3.13%, 09/19/2025	EUR	282	332
Reg. S, 3.38%, 07/06/2029	EUR	7,427	8,253
Reg. S, 4.00%, 09/19/2029	EUR	600	687
Reg. S, 5.00%, 04/15/2028	EUR	13,768	16,502
Reg. S, 5.38%, 01/08/2029	EUR	1,350	1,615
Reg. S, 5.75%, 07/08/2032	EUR	2,811	3,307
Sprint Capital Corp., 6.88%, 11/15/2028		905	971
TDC Net A/S, (Denmark), Reg. S, 6.50%, 06/01/2031	EUR	1,600	2,087
Telecom Italia Capital SA, (Luxembourg), 7.72%, 06/04/2038		3,374	3,636
Telecom Italia SpA, (Italy),
Reg. S, 6.88%, 02/15/2028	EUR	628	803
Reg. S, 7.88%, 07/31/2028	EUR	4,390	5,805
Telefonica Europe BV, (Netherlands),
Reg. S, (EUR Swap Rate 8 Year + 2.62%), 2.38%, 02/12/2029 (x) (aa)	EUR	12,500	13,786
Reg. S, (EUR Swap Rate 8 Year + 3.07%), 2.88%, 06/24/2027 (x) (aa)	EUR	3,000	3,462
Reg. S, (EUR Swap Rate 6 Year + 2.87%), 2.88%, 02/24/2028 (x) (aa)	EUR	5,100	5,866
Reg. S, (ICE EURIBOR Swap Rate 8 Year + 3.12%), 5.75%, 01/15/2032 (x) (aa)	EUR	1,500	1,833
Reg. S, (EUR Swap Rate 7 Year + 3.35%), 6.14%, 02/03/2030 (x) (aa)	EUR	1,400	1,766
Reg. S, (ICE EURIBOR Swap Rate 8 Year + 3.62%), 6.75%, 06/07/2031 (x) (aa)	EUR	13,000	16,826
Viasat, Inc., 7.50%, 05/30/2031 (e)		2,025	1,752
Viavi Solutions, Inc., 3.75%, 10/01/2029 (e)		1,031	963

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Telecommunications — continued
Vmed O2 UK Financing I plc, (United Kingdom),
Reg. S, 3.25%, 01/31/2031	EUR	9,801	10,980
Reg. S, 4.00%, 01/31/2029	GBP	1,775	2,260
4.25%, 01/31/2031 (e)		3,703	3,392
Reg. S, 4.50%, 07/15/2031	GBP	11,687	14,358
Reg. S, 5.63%, 04/15/2032	EUR	10,334	12,474
7.75%, 04/15/2032 (e)		3,182	3,307
Vodafone Group plc, (United Kingdom),
(CMT Index 5 Year + 2.77%), 4.13%, 06/04/2081 (aa)		400	365
Reg. S, (GBP Swap Rate 5 Year + 3.27%), 4.88%, 10/03/2078 (aa)	GBP	200	274
Reg. S, (UK Gilts 5 Year + 3.84%), 8.00%, 08/30/2086 (aa)	GBP	9,065	13,505
Windstream Services LLC / Windstream Escrow Finance Corp., 8.25%, 10/01/2031 (e)		21,166	22,158
Zayo Group Holdings, Inc., 4.00%, 03/01/2027 (e)		4,804	4,505
6.13%, 03/01/2028 (e)		3,500	3,002
Zegona Finance plc, (United Kingdom),
Reg. S, 6.75%, 07/15/2029	EUR	600	751
8.63%, 07/15/2029 (e)		1,060	1,131

			622,934

Total Communications			1,101,249

Consumer Cyclical — 12.7%
Airlines — 0.3%
Air Canada, (Canada), 3.88%, 08/15/2026 (e)		566	560
Air France-KLM, (France), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.58%), 5.75%, 05/21/2030 (x) (aa)	EUR	1,000	1,170
American Airlines, Inc.,
7.25%, 02/15/2028 (e)		1,870	1,910
8.50%, 05/15/2029 (e)		404	423
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., (Multinational),
5.50%, 04/20/2026 (e)		76	76
5.75%, 04/20/2029 (e)		3,179	3,183
AS Mileage Plan IP Ltd., (Cayman Islands), 5.02%, 10/20/2029 (e)		159	157
JetBlue Airways Corp. / JetBlue Loyalty LP, (Multinational), 9.88%, 09/20/2031 (e)		1,908	1,856
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/2027 (e)		442	442
OneSky Flight LLC, 8.88%, 12/15/2029 (e)		2,077	2,163
Transportes Aereos Portugueses SA, (Portugal), Reg. S, 5.13%, 11/15/2029	EUR	900	1,065
United Airlines 2014-1 Class A Pass Through Trust, Series A, 4.00%, 04/11/2026		198	196

SEE NOTES TO FINANCIAL STATEMENTS.

234	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Airlines — continued
United Airlines Pass Through Trust, Series 20-1, Class A, 5.88%, 10/15/2027		286	292
United Airlines, Inc., 4.38%, 04/15/2026 (e)		3,415	3,392
4.63%, 04/15/2029 (e)		5,152	5,001
VistaJet Malta Finance plc / Vista Management Holding, Inc., (Multinational),
6.38%, 02/01/2030 (e)		2,050	1,901
7.88%, 05/01/2027 (e)		3,829	3,853
9.50%, 06/01/2028 (e)		2,390	2,457

			30,097

Apparel — 0.4%
Beach Acquisition Bidco LLC,
5.25%, 07/15/2032 (e) (w)	EUR	10,257	12,173
10.00% (cash), 07/15/2033 (e) (v) (w)		6,993	7,246
Crocs, Inc.,
4.13%, 08/15/2031 (e)		163	147
4.25%, 03/15/2029 (e)		1,111	1,060
Golden Goose SpA, (Italy), (EURIBOR 3 Month + 3.75%), 5.89%, 05/15/2031 (e) (aa)	EUR	4,813	5,739
Hanesbrands, Inc., 9.00%, 02/15/2031 (e)		100	106
Kontoor Brands, Inc., 4.13%, 11/15/2029 (e)		1,350	1,268
Levi Strauss & Co., 3.50%, 03/01/2031 (e)		1,279	1,170
PVH Corp., 4.63%, 07/10/2025		135	135
Under Armour, Inc., 7.25%, 07/15/2030 (e)		1,101	1,115
William Carter Co. (The), 5.63%, 03/15/2027 (e)		600	597
Wolverine World Wide, Inc., 4.00%, 08/15/2029 (e)		6,700	6,004

			36,760

Auto Manufacturers — 0.4%
Aston Martin Capital Holdings Ltd., (Jersey),
10.00%, 03/31/2029 (e)		1,685	1,595
Reg. S, 10.38%, 03/31/2029	GBP	325	416
Ford Motor Credit Co. LLC,
2.70%, 08/10/2026		735	716
3.38%, 11/13/2025		1,241	1,233
4.13%, 08/04/2025		200	200
4.27%, 01/09/2027		2,500	2,463
5.13%, 11/05/2026		1,374	1,370
5.30%, 09/06/2029		452	444
5.80%, 03/08/2029		267	267
5.85%, 05/17/2027		943	950
6.95%, 06/10/2026		343	348
7.35%, 11/04/2027		325	337
General Motors Financial Co., Inc.,
4.35%, 01/17/2027		58	58
5.00%, 07/15/2027		230	231

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Auto Manufacturers — continued
5.40%, 05/08/2027		491	498
(United States SOFR + 1.29%), 5.63%, 01/07/2030 (aa)		229	224
Hyundai Capital America,
2.00%, 06/15/2028 (e)		248	230
5.25%, 01/08/2027 (e)		141	142
5.30%, 01/08/2029 (e)		83	84
5.65%, 06/26/2026 (e)		482	487
5.95%, 09/21/2026 (e)		126	128
6.10%, 09/21/2028 (e)		735	764
6.50%, 01/16/2029 (e)		352	371
Jaguar Land Rover Automotive plc, (United Kingdom), 7.75%, 10/15/2025 (e)		813	813
JB Poindexter & Co., Inc., 8.75%, 12/15/2031 (e)		1,641	1,666
New Flyer Holdings, Inc., 9.25%, 07/01/2030 (e)		930	981
Nissan Motor Acceptance Co. LLC,
2.00%, 03/09/2026 (e)		138	134
6.95%, 09/15/2026 (e)		462	467
Nissan Motor Co. Ltd.,
(Japan), 3.52%, 09/17/2025 (e)		905	899
4.81%, 09/17/2030 (e)		2,600	2,383
PM General Purchaser LLC, 9.50%, 10/01/2028 (e)		4,760	3,282
RCI Banque SA, (France), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.75%), 5.50%, 10/09/2034 (aa)	EUR	300	372
Rivian Holdings LLC / Rivian LLC / Rivian Automotive LLC, 10.00%, 01/15/2031 (e)		1,428	1,405
Stellantis Finance US, Inc., 5.35%, 03/17/2028 (e)		400	403
Volkswagen Group of America Finance LLC,
4.90%, 08/14/2026 (e)		200	200
4.95%, 03/25/2027 (e)		200	201
5.40%, 03/20/2026 (e)		311	313
5.70%, 09/12/2026 (e)		222	224
6.00%, 11/16/2026 (e)		200	203
Volkswagen International Finance NV, (Netherlands),
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.17%), 5.49%, 11/15/2030 (x) (aa)	EUR	1,100	1,306
Reg. S, (ICE EURIBOR Swap Rate 8 Year + 3.49%), 5.99%, 11/15/2033 (x) (aa)	EUR	100	119
Series PNC5, Reg. S, (EUR Swap Rate 5 Year + 4.29%), 7.50%, 09/06/2028 (x) (aa)	EUR	900	1,145
Wabash National Corp., 4.50%, 10/15/2028 (e)		76	69

			30,141

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	235

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Auto Parts & Equipment — 1.9%
Adient Global Holdings Ltd., (Jersey), 7.00%, 04/15/2028 (e)		2,800	2,886
American Axle & Manufacturing, Inc., 6.50%, 04/01/2027		1,350	1,350
Aptiv Swiss Holdings Ltd., (Jersey), (CMT Index 5 Year + 3.39%), 6.88%, 12/15/2054 (aa)		5,372	5,419
Clarios Global LP / Clarios US Finance Co., (Multinational),
4.75%, 06/15/2031 (e)	EUR	13,761	16,272
6.75%, 05/15/2028 (e)		5,680	5,830
6.75%, 02/15/2030 (e)		8,750	9,078
8.50%, 05/15/2027 (e)		4,448	4,467
Dana, Inc.,
4.25%, 09/01/2030		805	794
4.50%, 02/15/2032		1,228	1,200
5.38%, 11/15/2027		275	276
5.63%, 06/15/2028		700	704
Forvia SE, (France),
Reg. S, 2.75%, 02/15/2027	EUR	2,725	3,157
Reg. S, 5.13%, 06/15/2029	EUR	924	1,097
Reg. S, 5.50%, 06/15/2031	EUR	14,898	17,312
Reg. S, 5.63%, 06/15/2030	EUR	5,122	6,040
Garrett Motion Holdings, Inc. / Garrett LX I Sarl, 7.75%, 05/31/2032 (e)		3,999	4,164
Goodyear Tire & Rubber Co. (The),
5.00%, 07/15/2029		678	662
5.25%, 04/30/2031		123	119
5.63%, 04/30/2033		406	388
6.63%, 07/15/2030		1,496	1,523
Grupo Antolin-Irausa SA, (Spain), Reg. S, 10.38%, 01/30/2030	EUR	600	500
IHO Verwaltungs GmbH, (Germany),
Reg. S, 6.75% (cash), 11/15/2029 (v)	EUR	1,200	1,476
Reg. S, 7.00% (cash), 11/15/2031 (v)	EUR	8,120	10,093
Reg. S, 8.75% (cash), 05/15/2028 (v)	EUR	6,886	8,491
Mahle GmbH, (Germany), Reg. S, 2.38%, 05/14/2028	EUR	1,000	1,119
Phinia, Inc.,
6.63%, 10/15/2032 (e)		915	929
6.75%, 04/15/2029 (e)		515	531
Schaeffler AG, (Germany),
Reg. S, 4.50%, 03/28/2030	EUR	6,700	7,891
Reg. S, 5.38%, 04/01/2031	EUR	1,000	1,203
Tenneco, Inc., 8.00%, 11/17/2028 (e)		12,842	12,699
Titan International, Inc., 7.00%, 04/30/2028		2,565	2,575
Valeo SE, (France), Reg. S, 5.13%, 05/20/2031	EUR	1,300	1,540
ZF Europe Finance BV, (Netherlands),
Reg. S, 2.00%, 02/23/2026	EUR	9,600	11,129
Reg. S, 3.00%, 10/23/2029	EUR	3,800	3,869
Reg. S, 4.75%, 01/31/2029	EUR	4,700	5,204
Reg. S, 6.13%, 03/13/2029	EUR	3,000	3,468

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Auto Parts & Equipment — continued
Reg. S, 7.00%, 06/12/2030	EUR	800	944
ZF Finance GmbH, (Germany),
Reg. S, 2.25%, 05/03/2028	EUR	1,400	1,494
Reg. S, 2.75%, 05/25/2027	EUR	2,000	2,249
Reg. S, 5.75%, 08/03/2026	EUR	100	119
ZF North America Capital, Inc., 6.88%, 04/14/2028 (e)		825	827

			161,088

Distribution/Wholesale — 0.2%
American Builders & Contractors Supply Co., Inc., 3.88%, 11/15/2029 (e)		45	43
Azelis Finance NV, (Belgium),
Reg. S, 4.75%, 09/25/2029	EUR	900	1,087
4.75%, 09/25/2029 (e)	EUR	5,730	6,924
Gates Corp., 6.88%, 07/01/2029 (e)		1,545	1,604
Resideo Funding, Inc.,
4.00%, 09/01/2029 (e)		218	206
6.50%, 07/15/2032 (e)		3,971	4,067
Telecommunications co Telekom Srbija AD Belgrade, (Serbia), Reg. S, 7.00%, 10/28/2029		1,300	1,298
Velocity Vehicle Group LLC, 8.00%, 06/01/2029 (e)		460	460
Windsor Holdings III LLC, 8.50%, 06/15/2030 (e)		2,050	2,195

			17,884

Entertainment — 2.2%
888 Acquisitions Ltd., (Gibraltar),
Reg. S, 7.56%, 07/15/2027	EUR	5,175	6,134
Reg. S, 10.75%, 05/15/2030	GBP	4,567	6,318
Allwyn Entertainment Financing UK plc, (United Kingdom), Reg. S, 7.25%, 04/30/2030	EUR	400	500
Banijay Entertainment SAS, (France),
Reg. S, 7.00%, 05/01/2029	EUR	6,925	8,525
8.13%, 05/01/2029 (e)		410	425
Boyne USA, Inc., 4.75%, 05/15/2029 (e)		2,066	2,006
Caesars Entertainment, Inc.,
4.63%, 10/15/2029 (e)		7,095	6,774
6.50%, 02/15/2032 (e)		5,198	5,332
7.00%, 02/15/2030 (e)		10,003	10,356
8.13%, 07/01/2027 (e)		370	372
CCM Merger, Inc., 6.38%, 05/01/2026 (e)		1,995	1,996
Churchill Downs, Inc.,
5.75%, 04/01/2030 (e)		8,245	8,271
6.75%, 05/01/2031 (e)		5,127	5,270
Cinemark USA, Inc., 7.00%, 08/01/2032 (e)		491	510
Cirsa Finance International Sarl, (Luxembourg),
Reg. S, 4.50%, 03/15/2027	EUR	1,100	1,295
Reg. S, 6.50%, 03/15/2029	EUR	5,611	6,913
Reg. S, (EURIBOR 3 Month + 4.50%), 6.69%, 07/31/2028 (aa)	EUR	217	257

SEE NOTES TO FINANCIAL STATEMENTS.

236	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Entertainment — continued
Reg. S, 7.88%, 07/31/2028	EUR	1,700	2,084
Flutter Treasury DAC, (Ireland),
5.88%, 06/04/2031 (e)		4,236	4,268
6.38%, 04/29/2029 (e)		799	823
Great Canadian Gaming Corp. / Raptor LLC, (Multinational), 8.75%, 11/15/2029 (e)		3,027	2,965
IGT Lottery Holdings BV, (Netherlands), Reg. S, 4.25%, 03/15/2030	EUR	525	629
Jacobs Entertainment, Inc., 6.75%, 02/15/2029 (e)		4,100	3,934
LHMC Finco 2 Sarl, (Luxembourg),
Reg. S, 8.63% (cash), 05/15/2030 (v)	EUR	1,525	1,870
8.63% (cash), 05/15/2030 (e) (v)	EUR	2,369	2,904
Light & Wonder International, Inc., 7.50%, 09/01/2031 (e)		216	226
Live Nation Entertainment, Inc., 4.75%, 10/15/2027 (e)		2,380	2,354
Loarre Investments Sarl, (Luxembourg), Reg. S, 6.50%, 05/15/2029	EUR	4,200	5,094
Lottomatica Group SpA, (Italy),
4.88%, 01/31/2031 (e)	EUR	5,220	6,305
Reg. S, 4.88%, 01/31/2031	EUR	1,600	1,932
Lottomatica SpA, (Italy), 5.38%, 06/01/2030 (e)	EUR	12,518	15,345
Merlin Entertainments Group US Holdings, Inc., 7.38%, 02/15/2031 (e)		3,805	3,400
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.88%, 05/01/2029 (e)		3,799	3,659
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC, 8.25%, 04/15/2030 (e)		2,305	2,379
Motion Finco Sarl, (Luxembourg), Reg. S, 7.38%, 06/15/2030	EUR	500	552
Odeon Finco plc, (United Kingdom), 12.75%, 11/01/2027 (e)		2,331	2,436
Penn Entertainment, Inc.,
4.13%, 07/01/2029 (e)		2,379	2,204
5.63%, 01/15/2027 (e)		2,359	2,352
Pinewood Finco plc, (United Kingdom),
Reg. S, 3.63%, 11/15/2027	GBP	244	319
Reg. S, 6.00%, 03/27/2030	GBP	5,032	6,821
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.,
5.63%, 09/01/2029 (e)		1,409	775
5.88%, 09/01/2031 (e)		2,911	1,543
Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp., 6.63%, 02/01/2033 (e)		4,577	4,580
Scientific Games Holdings LP / Scientific Games US FinCo., Inc., 6.63%, 03/01/2030 (e)		5,021	4,838
Six Flags Entertainment Corp., 7.25%, 05/15/2031 (e)		1,632	1,679

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Entertainment — continued
Six Flags Entertainment Corp. / Canada’s Wonderland Co. / Magnum Management Corp., 5.38%, 04/15/2027		720	719
Six Flags Entertainment Corp. / Six Flags Theme Parks, Inc. / Canada’s Wonderland Co., 6.63%, 05/01/2032 (e)		638	657
Starz Capital Holdings 1, Inc., 5.50%, 04/15/2029 (e)		2,507	2,179
Vail Resorts, Inc.,
5.63%, 07/15/2030 (e) (w)		1,860	1,867
6.50%, 05/15/2032 (e)		2,572	2,657
Voyager Parent LLC, 9.25%, 07/01/2032 (e)		5,856	6,089
Warnermedia Holdings, Inc.,
3.76%, 03/15/2027		582	565
4.05%, 03/15/2029		275	223
5.05%, 03/15/2042		3,272	2,192
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.,
5.13%, 10/01/2029 (e)		3,588	3,559
6.25%, 03/15/2033 (e)		4,984	5,016
7.13%, 02/15/2031 (e)		4,777	5,094

			190,341

Food Service — 0.0% (g)
Elior Group SA, (France), Reg. S, 3.75%, 07/15/2026	EUR	100	118
Sodexo, Inc., 5.15%, 08/15/2030 (e)		200	203

			321

Home Builders — 1.2%
Ashton Woods USA LLC / Ashton Woods Finance Co.,
4.63%, 08/01/2029 (e)		2,058	1,964
4.63%, 04/01/2030 (e)		1,825	1,735
6.63%, 01/15/2028 (e)		1,575	1,581
Beazer Homes USA, Inc.,
5.88%, 10/15/2027		6,352	6,364
7.25%, 10/15/2029		5,302	5,351
7.50%, 03/15/2031 (e)		1,190	1,206
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, (Canada),
4.88%, 02/15/2030 (e)		7,373	6,581
5.00%, 06/15/2029 (e)		4,211	3,826
6.25%, 09/15/2027 (e)		2,325	2,314
Dream Finders Homes, Inc., 8.25%, 08/15/2028 (e)		517	539
Empire Communities Corp., (Canada), 9.75%, 05/01/2029 (e)		1,856	1,898
Forestar Group, Inc.,
5.00%, 03/01/2028 (e)		3,150	3,102
6.50%, 03/15/2033 (e)		2,305	2,322
K Hovnanian Enterprises, Inc., 11.75%, 09/30/2029 (e)		8,220	8,919

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	237

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Home Builders — continued
KB Home,
4.00%, 06/15/2031		1,450	1,346
4.80%, 11/15/2029		2,950	2,872
6.88%, 06/15/2027		698	715
LGI Homes, Inc.,
7.00%, 11/15/2032 (e)		1,553	1,480
8.75%, 12/15/2028 (e)		585	608
M/I Homes, Inc.,
3.95%, 02/15/2030		1,400	1,308
4.95%, 02/01/2028		1,568	1,558
Mattamy Group Corp., (Canada),
4.63%, 03/01/2030 (e)		4,842	4,647
5.25%, 12/15/2027 (e)		6,109	6,079
Meritage Homes Corp., 3.88%, 04/15/2029 (e)		287	276
Miller Homes Group Finco plc, (United Kingdom),
(EURIBOR 3 Month + 4.25%), 6.53%, 10/15/2030 (e) (aa)	EUR	7,770	9,284
Reg. S, 7.00%, 05/15/2029	GBP	2,165	2,988
New Home Co., Inc. (The),
8.50%, 11/01/2030 (e)		840	856
9.25%, 10/01/2029 (e)		2,886	2,993
Shea Homes LP / Shea Homes Funding Corp.,
4.75%, 02/15/2028		3,400	3,349
4.75%, 04/01/2029		3,025	2,948
STL Holding Co. LLC, 8.75%, 02/15/2029 (e)		2,435	2,543
Taylor Morrison Communities, Inc.,
5.13%, 08/01/2030 (e)		1,600	1,594
5.75%, 01/15/2028 (e)		1,900	1,928
5.88%, 06/15/2027 (e)		3,595	3,643
Tri Pointe Homes, Inc.,
5.25%, 06/01/2027		450	451
5.70%, 06/15/2028		2,776	2,800

			103,968

Home Furnishings — 0.1%
Leggett & Platt, Inc., 3.50%, 11/15/2027		63	61
Somnigroup International, Inc.,
3.88%, 10/15/2031 (e)		135	123
4.00%, 04/15/2029 (e)		1,541	1,474
Whirlpool Corp.,
6.13%, 06/15/2030		2,163	2,180
6.50%, 06/15/2033		1,927	1,932

			5,770

Housewares — 0.2%
Newell Brands, Inc.,
6.38%, 05/15/2030		935	909
6.63%, 05/15/2032		1,745	1,658
7.00%, 04/01/2046		1,575	1,344
8.50%, 06/01/2028 (e)		2,994	3,144

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Housewares — continued
Scotts Miracle-Gro Co. (The),
4.00%, 04/01/2031		4,391	4,033
4.38%, 02/01/2032		4,043	3,712
SWF Holdings I Corp., 6.50%, 10/01/2029 (e)		7,600	2,907

			17,707

Leisure Time — 1.7%
Amer Sports Co., 6.75%, 02/16/2031 (e)		1,530	1,592
Carnival Corp., (Panama),
4.00%, 08/01/2028 (e)		7,085	6,943
5.75%, 03/01/2027 (e)		9,244	9,317
Reg. S, 5.75%, 01/15/2030	EUR	1,606	2,016
5.75%, 03/15/2030 (e)		1,650	1,678
5.88%, 06/15/2031 (e)		3,896	3,969
6.00%, 05/01/2029 (e)		3,588	3,626
6.13%, 02/15/2033 (e)		8,306	8,499
Deuce Finco Plc, (United Kingdom), Reg. S, 5.50%, 06/15/2027	GBP	2,013	2,739
Life Time, Inc., 6.00%, 11/15/2031 (e)		950	965
Lindblad Expeditions Holdings, Inc., 9.00%, 05/15/2028 (e)		2,697	2,816
Lindblad Expeditions LLC, 6.75%, 02/15/2027 (e)		2,314	2,326
MajorDrive Holdings IV LLC, 6.38%, 06/01/ 2029 (e)		2,816	2,210
NCL Corp. Ltd., (Bermuda),
5.88%, 03/15/2026 (e)		955	956
5.88%, 02/15/2027 (e)		2,300	2,309
6.25%, 03/01/2030 (e)		3,574	3,602
6.75%, 02/01/2032 (e)		4,496	4,603
7.75%, 02/15/2029 (e)		3,062	3,256
8.13%, 01/15/2029 (e)		150	158
NCL Finance Ltd., (Bermuda), 6.13%, 03/15/2028 (e)		3,883	3,946
Pinnacle Bidco plc, (United Kingdom),
Reg. S, 8.25%, 10/11/2028	EUR	14,514	17,930
Reg. S, 10.00%, 10/11/2028	GBP	7,950	11,535
Royal Caribbean Cruises Ltd., (Liberia),
3.70%, 03/15/2028		907	883
4.25%, 07/01/2026 (e)		498	496
5.38%, 07/15/2027 (e)		462	465
5.50%, 08/31/2026 (e)		231	232
5.50%, 04/01/2028 (e)		5,252	5,317
5.63%, 09/30/2031 (e)		1,155	1,164
Sabre GLBL, Inc.,
8.63%, 06/01/2027 (e)		1,996	2,046
10.75%, 11/15/2029 (e)		3,828	3,933
11.13%, 07/15/2030 (e)		3,533	3,688
TUI AG, (Germany), Reg. S, 5.88%, 03/15/2029	EUR	6,092	7,445
TUI Cruises GmbH, (Germany),
Reg. S, 5.00%, 05/15/2030	EUR	124	147
5.00%, 05/15/2030 (e)	EUR	7,412	8,780

SEE NOTES TO FINANCIAL STATEMENTS.

238	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Leisure Time — continued
Viking Cruises Ltd., (Bermuda),
5.88%, 09/15/2027 (e)		1,300	1,301
7.00%, 02/15/2029 (e)		3,025	3,052
9.13%, 07/15/2031 (e)		5,925	6,381
Viking Ocean Cruises Ship VII Ltd., (Bermuda), 5.63%, 02/15/2029 (e)		3,488	3,473
VOC Escrow Ltd., (Bermuda), 5.00%, 02/15/2028 (e)		2,890	2,875

			148,669

Lodging — 1.2%
Boyd Gaming Corp., 4.75%, 06/15/2031 (e)		3,600	3,450
Essendi SA, (Luxembourg),
Reg. S, 5.38%, 05/15/2030	EUR	100	120
5.38%, 05/15/2030 (e)	EUR	2,385	2,863
Reg. S, 5.50%, 11/15/2031	EUR	100	120
5.50%, 11/15/2031 (e)	EUR	8,574	10,270
Reg. S, 5.63%, 05/15/2032	EUR	100	119
Reg. S, (EURIBOR 3 Month + 3.75%), 5.81%, 05/15/2032 (aa)	EUR	100	119
6.38%, 10/15/2029 (e)	EUR	7,540	9,314
Reg. S, 6.38%, 10/15/2029	EUR	2,926	3,614
Fortune Star BVI Ltd., (British Virgin Islands),
Reg. S, 3.95%, 10/02/2026	EUR	1,800	2,046
Reg. S, 5.00%, 05/18/2026		1,600	1,570
Reg. S, 5.05%, 01/27/2027		4,400	4,236
Reg. S, 5.95%, 10/19/2025		700	698
Hilton Domestic Operating Co., Inc.,
3.63%, 02/15/2032 (e)		3,378	3,060
5.88%, 04/01/2029 (e)		1,200	1,226
5.88%, 03/15/2033 (e)		2,352	2,396
6.13%, 04/01/2032 (e)		1,176	1,204
Hyatt Hotels Corp., 5.25%, 06/30/2029		154	157
Las Vegas Sands Corp.,
3.50%, 08/18/2026		435	429
5.90%, 06/01/2027		25	26
6.00%, 06/14/2030		1,620	1,671
Melco Resorts Finance Ltd., (Cayman Islands),
5.38%, 12/04/2029 (e)		5,557	5,194
5.63%, 07/17/2027 (e)		200	200
5.75%, 07/21/2028 (e)		1,200	1,172
7.63%, 04/17/2032 (e)		1,952	1,973
MGM China Holdings Ltd., (Cayman Islands),
4.75%, 02/01/2027 (e)		1,186	1,177
7.13%, 06/26/2031 (e)		714	742
MGM Resorts International,
4.63%, 09/01/2026		275	275
4.75%, 10/15/2028		4,726	4,668
5.50%, 04/15/2027		4,600	4,625
6.13%, 09/15/2029		3,676	3,738
6.50%, 04/15/2032		2,955	3,003
Motel One GmbH, (Germany), Reg. S, 7.75%, 04/02/2031	EUR	3,613	4,562

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Lodging — continued
Sani/Ikos Financial Holdings 1 Sarl, (Luxembourg), 7.25%, 07/31/2030 (e)	EUR	1,575	1,911
Station Casinos LLC,
4.50%, 02/15/2028 (e)		1,169	1,146
4.63%, 12/01/2031 (e)		4,021	3,766
6.63%, 03/15/2032 (e)		1,185	1,215
Wynn Macau Ltd., (Cayman Islands),
5.13%, 12/15/2029 (e)		3,137	3,014
5.50%, 10/01/2027 (e)		1,830	1,826
5.63%, 08/26/2028 (e)		12,932	12,713

			105,628

Retail — 2.9%
1011778 BC ULC / New Red Finance, Inc., (Canada),
3.50%, 02/15/2029 (e)		2,025	1,928
3.88%, 01/15/2028 (e)		875	852
4.00%, 10/15/2030 (e)		8,257	7,694
4.38%, 01/15/2028 (e)		1,157	1,135
Afflelou SAS, (France), Reg. S, 6.00%, 07/25/2029	EUR	654	801
Agrifarma SpA, (Italy), Reg. S, 4.50%, 10/31/2028	EUR	2,455	2,892
Arko Corp., 5.13%, 11/15/2029 (e)		2,625	2,217
Asbury Automotive Group, Inc.,
4.75%, 03/01/2030		3	3
5.00%, 02/15/2032 (e)		270	257
B&M European Value Retail SA, (Luxembourg),
Reg. S, 6.50%, 11/27/2031	GBP	1,848	2,553
Reg. S, 8.13%, 11/15/2030	GBP	929	1,360
BCPE Ulysses Intermediate, Inc., 7.75% (cash), 04/01/2027 (e) (v)		2,115	2,044
Brinker International, Inc., 8.25%, 07/15/2030 (e)		2,575	2,744
Bubbles Bidco SpA, (Italy),
Reg. S, (EURIBOR 3 Month + 4.25%), 6.23%, 09/30/2031 (aa)	EUR	201	237
Reg. S, 6.50%, 09/30/2031	EUR	338	404
6.50%, 09/30/2031 (e)	EUR	5,588	6,672
Carvana Co.,
9.00% (cash), 12/01/2028 (e) (v)		1,682	1,727
9.00% (cash), 06/01/2030 (e) (v)		16,876	17,743
9.00% (cash), 06/01/2031 (e) (v)		19,413	23,001
CD&R Firefly Bidco plc, (United Kingdom), Reg. S, 8.63%, 04/30/2029	GBP	9,451	13,336
CEC Entertainment LLC, 6.75%, 05/01/2026 (e)		758	752
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032 (e)		2,294	2,444
Dufry One BV, (Netherlands),
Reg. S, 3.38%, 04/15/2028	EUR	3,120	3,659
Reg. S, 4.50%, 05/23/2032	EUR	1,825	2,157

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	239

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Retail — continued
Duomo Bidco SpA, (Italy), Reg. S, (EURIBOR 3 Month + 4.13%), 6.40%, 07/15/2031 (aa)	EUR	235	278
eG Global Finance plc, (United Kingdom), 12.00%, 11/30/2028 (e)		4,931	5,443
Eroski S Coop, (Spain), Reg. S, 10.63%, 04/30/2029	EUR	10,750	13,629
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.,
4.63%, 01/15/2029 (e)		5,430	5,197
6.75%, 01/15/2030 (e)		8,275	7,635
Foundation Building Materials, Inc., 6.00%, 03/01/2029 (e)		2,837	2,597
Fressnapf Holding SE, (Germany), Reg. S, 5.25%, 10/31/2031	EUR	9,289	11,053
Gap, Inc. (The),
3.63%, 10/01/2029 (e)		1,475	1,370
3.88%, 10/01/2031 (e)		3,080	2,760
Global Auto Holdings Ltd. / AAG FH UK Ltd., (United Kingdom), 11.50%, 08/15/2029 (e)		1,353	1,324
Goldstory SAS, (France),
Reg. S, (EURIBOR 3 Month + 4.00%), 6.18%, 02/01/2030 (aa)	EUR	300	357
Reg. S, 6.75%, 02/01/2030	EUR	1,719	2,103
Group 1 Automotive, Inc., 6.38%, 01/15/2030 (e)		1,400	1,438
GYP Holdings III Corp., 4.63%, 05/01/2029 (e)		2,293	2,300
Ken Garff Automotive LLC, 4.88%, 09/15/2028 (e)		3	3
LBM Acquisition LLC, 6.25%, 01/15/2029 (e)		3,325	2,884
LCM Investments Holdings II LLC,
4.88%, 05/01/2029 (e)		4,450	4,323
8.25%, 08/01/2031 (e)		4,667	4,962
Lithia Motors, Inc.,
3.88%, 06/01/2029 (e)		1,550	1,478
4.38%, 01/15/2031 (e)		100	95
Park River Holdings, Inc.,
5.63%, 02/01/2029 (e)		3,275	2,653
6.75%, 08/01/2029 (e)		1,625	1,325
Patrick Industries, Inc.,
4.75%, 05/01/2029 (e)		525	510
6.38%, 11/01/2032 (e)		1,760	1,764
PEU Fin plc, (United Kingdom), Reg. S, 7.25%, 07/01/2028	EUR	11,983	14,616
Punch Finance plc, (United Kingdom),
Reg. S, 7.88%, 12/30/2030	GBP	1,850	2,585
7.88%, 12/30/2030 (e)	GBP	4,112	5,744
QXO Building Products, Inc., 6.75%, 04/30/2032 (e)		11,380	11,717
Saks Global Enterprises LLC, 11.00%, 12/15/2029 (e)		400	150

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Retail — continued
Sally Holdings LLC / Sally Capital, Inc., 6.75%, 03/01/2032		3,219	3,305
Staples, Inc., 10.75%, 09/01/2029 (e)		1,730	1,645
Stonegate Pub Co. Financing 2019 plc, (United Kingdom),
Reg. S, (EURIBOR 3 Month + 6.63%), 8.77%, 07/31/2029 (aa)	EUR	1,160	1,387
Reg. S, 10.75%, 07/31/2029	GBP	1,619	2,304
Suburban Propane Partners LP / Suburban Energy Finance Corp.,
5.00%, 06/01/2031 (e)		1,130	1,069
5.88%, 03/01/2027		2,825	2,824
Superior Plus LP / Superior General Partner, Inc., (Canada), 4.50%, 03/15/2029 (e)		2,061	1,982
Walgreens Boots Alliance, Inc.,
4.80%, 11/18/2044		1,298	1,239
8.13%, 08/15/2029		1,388	1,472
White Cap Buyer LLC, 6.88%, 10/15/2028 (e)		20,704	20,670

			248,802

Toys/Games/Hobbies — 0.0% (g)
Hasbro, Inc., 3.90%, 11/19/2029		857	826
Mattel, Inc.,
3.38%, 04/01/2026 (e)		110	108
5.88%, 12/15/2027 (e)		1,898	1,905

			2,839

Total Consumer Cyclical			1,100,015

Consumer Non-cyclical — 13.9%
Agriculture — 0.1%
BAT Capital Corp., 3.56%, 08/15/2027		503	495
BAT International Finance plc, (United Kingdom), 5.93%, 02/02/2029		101	106
Darling Ingredients, Inc., 6.00%, 06/15/2030 (e)		2,920	2,959
Imperial Brands Finance plc, (United Kingdom),
4.50%, 06/30/2028 (e) (w)		405	405
5.50%, 02/01/2030 (e)		1,271	1,310
6.13%, 07/27/2027 (e)		739	763
Japan Tobacco, Inc., (Japan),
4.85%, 05/15/2028 (e)		729	740
5.25%, 06/15/2030 (e)		539	554
Roquette Freres SA, (France), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.25%), 5.49%, 11/25/2029 (x) (aa)	EUR	2,700	3,216
Tereos Finance Groupe I SA, (France),
Reg. S, 5.88%, 04/30/2030	EUR	800	948
Reg. S, 7.25%, 04/15/2028	EUR	875	1,062
Viterra Finance BV, (Netherlands),
2.00%, 04/21/2026 (e)		1,000	979
4.90%, 04/21/2027 (e)		600	601

			14,138

SEE NOTES TO FINANCIAL STATEMENTS.

240	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Beverages — 0.0% (g)
Bacardi-Martini BV, (Netherlands), 5.55%, 02/01/2030 (e)		482	495
Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL, (British Virgin Islands), 5.25%, 04/27/2029 (e)		550	535

			1,030

Biotechnology — 0.3%
Amgen, Inc., 5.51%, 03/02/2026		444	444
Cidron Aida Finco Sarl, (Luxembourg),
7.00%, 10/27/2031 (e)	EUR	11,483	13,807
9.13%, 10/27/2031 (e)	GBP	6,097	8,540
Illumina, Inc., 5.75%, 12/13/2027		108	111
Royalty Pharma plc, (United Kingdom), 5.15%, 09/02/2029		54	55

			22,957

Commercial Services — 5.7%
Adtalem Global Education, Inc., 5.50%, 03/01/2028 (e)		1,550	1,537
Albion Financing 1 Sarl / Aggreko Holdings, Inc., (Luxembourg),
Reg. S, 5.38%, 05/21/2030	EUR	708	853
5.38%, 05/21/2030 (e)	EUR	13,545	16,321
7.00%, 05/21/2030 (e)		4,273	4,359
Allied Universal Holdco LLC, 7.88%, 02/15/2031 (e)		25,144	26,280
Allied Universal Holdco LLC / Allied Universal Finance Corp.,
6.00%, 06/01/2029 (e)		14,304	13,911
6.88%, 06/15/2030 (e)		8,354	8,469
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 Sarl, (Multinational),
4.63%, 06/01/2028 (e)		18,288	17,744
Reg. S, 4.88%, 06/01/2028	GBP	500	658
Alta Equipment Group, Inc., 9.00%, 06/01/2029 (e)		1,444	1,347
Amber Finco plc, (United Kingdom),
Reg. S, 6.63%, 07/15/2029	EUR	2,354	2,901
6.63%, 07/15/2029 (e)	EUR	7,565	9,324
AMN Healthcare, Inc.,
4.00%, 04/15/2029 (e)		3,075	2,848
4.63%, 10/01/2027 (e)		3,152	3,065
APCOA Group GmbH, (Germany), Reg. S, 6.00%, 04/15/2031	EUR	324	384
APi Group DE, Inc., 4.13%, 07/15/2029 (e)		1,730	1,649
Ashtead Capital, Inc., 4.38%, 08/15/2027 (e)		488	486
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 4.75%, 04/01/2028 (e)		4,725	4,583
Avis Budget Finance Plc, (Jersey),
Reg. S, 7.00%, 02/28/2029	EUR	2,936	3,511

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Commercial Services — continued
Reg. S, 7.25%, 07/31/2030	EUR	2,199	2,629
BCP V Modular Services Finance II plc, (United Kingdom),
Reg. S, 4.75%, 11/30/2028	EUR	3,953	4,571
Reg. S, 6.13%, 11/30/2028	GBP	200	265
BCP V Modular Services Finance plc, (United Kingdom), Reg. S, 6.75%, 11/30/2029	EUR	7,887	8,288
Belron UK Finance plc, (United Kingdom),
Reg. S, 4.63%, 10/15/2029	EUR	200	240
4.63%, 10/15/2029 (e)	EUR	11,525	13,847
5.75%, 10/15/2029 (e)		4,893	4,931
Block, Inc.,
2.75%, 06/01/2026		2,571	2,520
3.50%, 06/01/2031		565	518
6.50%, 05/15/2032		15,218	15,702
Boels Topholding BV, (Netherlands),
Reg. S, 5.75%, 05/15/2030	EUR	15,115	18,469
Reg. S, 6.25%, 02/15/2029	EUR	1,238	1,510
Boost Newco Borrower LLC, 7.50%, 01/15/2031 (e)		10,101	10,723
Boost Newco Borrower LLC / GTCR W Dutch Finance Sub BV, (Multinational), Reg. S, 8.50%, 01/15/2031	GBP	2,450	3,603
Brink’s Co. (The), 6.75%, 06/15/2032 (e)		4,035	4,197
Clarivate Science Holdings Corp.,
3.88%, 07/01/2028 (e)		7,424	7,116
4.88%, 07/01/2029 (e)		11,435	10,763
Currenta Group Holdings Sarl, (Luxembourg),
5.50%, 05/15/2030 (e)	EUR	1,250	1,501
Reg. S, 5.50%, 05/15/2030	EUR	700	841
Reg. S, (EURIBOR 3 Month + 4.00%), 6.14%, 05/15/2032 (aa)	EUR	800	945
Dcli Bidco LLC, 7.75%, 11/15/2029 (e)		2,040	2,067
Deluxe Corp., 8.13%, 09/15/2029 (e)		1,083	1,117
DP World Ltd., (United Arab Emirates), Reg. S, 4.70%, 09/30/2049		1,000	820
EquipmentShare.com, Inc., 8.00%, 03/15/2033 (e)		1,428	1,496
Garda World Security Corp., (Canada),
4.63%, 02/15/2027 (e)		1,225	1,218
6.00%, 06/01/2029 (e)		355	346
7.75%, 02/15/2028 (e)		3,257	3,369
8.25%, 08/01/2032 (e)		6,674	6,848
8.38%, 11/15/2032 (e)		12,405	12,743
Global Payments, Inc., 4.45%, 06/01/2028		110	110
GXO Logistics, Inc., 6.25%, 05/06/2029		1,177	1,229
Herc Holdings, Inc.,
5.50%, 07/15/2027 (e)		1,740	1,740
6.63%, 06/15/2029 (e)		2,979	3,056
7.00%, 06/15/2030 (e)		5,987	6,250
7.25%, 06/15/2033 (e)		2,635	2,761
Hertz Corp. (The),
4.63%, 12/01/2026 (e)		400	358

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	241

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Commercial Services — continued
12.63%, 07/15/2029 (e)		1,964	2,053
House of HR Group BV, (Netherlands), Reg. S, 9.00%, 11/03/2029	EUR	2,247	2,626
Kapla Holding SAS, (France), Reg. S, 5.00%, 04/30/2031	EUR	208	248
La Financiere Atalian, (France), Reg. S, 8.50% (Blend (cash 3.50% + PIK 5.00%)), 06/30/2028 (v)	EUR	1,205	502
Loxam SAS, (France),
4.25%, 02/15/2030 (e)	EUR	2,280	2,715
Reg. S, 6.38%, 05/15/2028	EUR	200	243
Mavis Tire Express Services Topco Corp., 6.50%, 05/15/2029 (e)		7,954	7,812
Mundys SpA, (Italy), Reg. S, 1.88%, 02/12/2028	EUR	4,536	5,165
NESCO Holdings II, Inc., 5.50%, 04/15/2029 (e)		2,425	2,363
OT Midco, Inc., 10.00%, 02/15/2030 (e)		454	351
Pachelbel Bidco SpA, (Italy),
Reg. S, (EURIBOR 3 Month + 4.25%), 6.44%, 05/17/2031 (aa)	EUR	400	473
Reg. S, 7.13%, 05/17/2031	EUR	3,470	4,402
7.13%, 05/17/2031 (e)	EUR	13,849	17,568
Pelabuhan Indonesia Persero PT, (Indonesia), Reg. S, 5.38%, 05/05/2045		2,100	1,937
PeopleCert Wisdom Issuer plc, (United Kingdom), Reg. S, 5.75%, 09/15/2026	EUR	1,000	1,179
Q-Park Holding I BV, (Netherlands),
Reg. S, 4.25%, 09/01/2030	EUR	1,375	1,627
4.25%, 09/01/2030 (e)	EUR	6,120	7,243
Reg. S, 5.13%, 03/01/2029	EUR	1,986	2,413
Raven Acquisition Holdings LLC, 6.88%, 11/15/2031 (e)		3,340	3,336
Rekeep SpA, (Italy),
Reg. S, 9.00%, 09/15/2029	EUR	1,400	1,636
9.00%, 09/15/2029 (e)	EUR	1,398	1,633
RR Donnelley & Sons Co., 9.50%, 08/01/2029 (e)		2,813	2,818
Rutas 2 & 7 Finance Ltd., (Cayman Islands), Reg. S, Zero Coupon, 09/30/2036		997	719
Service Corp. International,
3.38%, 08/15/2030		1,495	1,374
4.00%, 05/15/2031		3,481	3,257
5.75%, 10/15/2032		8,801	8,891
7.50%, 04/01/2027		1,400	1,449
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc.,
5.50%, 05/15/2033 (e)	EUR	6,467	7,880
Reg. S, 5.50%, 05/15/2033	EUR	2,119	2,582
6.75%, 08/15/2032 (e)		9,078	9,431
Sotheby’s, 7.38%, 10/15/2027 (e)		8,262	8,178
Sotheby’s / Bidfair Holdings, Inc., 5.88%, 06/01/2029 (e)		1,484	1,338

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Commercial Services — continued
Techem Verwaltungsgesellschaft 674 mbH, (Germany), Reg. S, 6.00%, 07/30/2026	EUR	12,766	15,038
Techem Verwaltungsgesellschaft 675 mbH, (Germany),
4.63%, 07/15/2032 (e) (w)	EUR	1,100	1,282
Reg. S, 5.38%, 07/15/2029	EUR	5,861	7,111
Triton Container International Ltd., (Bermuda), 2.05%, 04/15/2026 (e)		1,133	1,110
United Rentals North America, Inc.,
3.75%, 01/15/2032		3,447	3,166
3.88%, 02/15/2031		1,739	1,635
4.88%, 01/15/2028		2,025	2,017
5.25%, 01/15/2030		2,806	2,813
6.13%, 03/15/2034 (e)		457	471
Valvoline, Inc., 3.63%, 06/15/2031 (e)		2,376	2,151
Verisure Holding AB, (Sweden),
Reg. S, 3.25%, 02/15/2027	EUR	8,438	9,878
Reg. S, 3.88%, 07/15/2026	EUR	14,999	17,614
Reg. S, 5.50%, 05/15/2030	EUR	7,274	8,890
Reg. S, 7.13%, 02/01/2028	EUR	4,425	5,415
Veritiv Operating Co., 10.50%, 11/30/2030 (e)		2,523	2,732
VT Topco, Inc., 8.50%, 08/15/2030 (e)		875	923
Wand NewCo. 3, Inc., 7.63%, 01/30/2032 (e)		4,367	4,590
WASH Multifamily Acquisition, Inc., 5.75%, 04/15/2026 (e)		1,110	1,106
WEX, Inc., 6.50%, 03/15/2033 (e)		5,782	5,832
Williams Scotsman, Inc.,
6.63%, 06/15/2029 (e)		2,149	2,206
6.63%, 04/15/2030 (e)		3,153	3,275
7.38%, 10/01/2031 (e)		1,136	1,196
Worldline SA, (France), Reg. S, 5.50%, 06/10/2030	EUR	1,000	1,023

			495,853

Cosmetics/Personal Care — 0.2%
Coty, Inc., 5.00%, 04/15/2026 (e)		197	197
Opal Bidco SAS, (France),
5.50%, 03/31/2032 (e)	EUR	4,739	5,694
Reg. S, 5.50%, 03/31/2032	EUR	1,202	1,444
6.50%, 03/31/2032 (e)		2,902	2,962
Perrigo Finance Unlimited Co., (Ireland), 6.13%, 09/30/2032		4,627	4,673

			14,970

Food — 2.0%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC,
3.25%, 03/15/2026 (e)		195	192
3.50%, 03/15/2029 (e)		975	924
4.63%, 01/15/2027 (e)		1,361	1,353
4.88%, 02/15/2030 (e)		1,583	1,555
6.25%, 03/15/2033 (e)		2,684	2,766

SEE NOTES TO FINANCIAL STATEMENTS.

242	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Food — continued
6.50%, 02/15/2028 (e)		1,057	1,082
B&G Foods, Inc.,
5.25%, 09/15/2027		7,896	7,190
8.00%, 09/15/2028 (e)		2,611	2,520
Bellis Acquisition Co. plc , (United Kingdom),
8.00%, 07/01/2031 (e) (w)	EUR	2,953	3,486
Reg. S, 8.13%, 05/14/2030	GBP	18,818	24,313
Bellis Finco plc, (United Kingdom), Reg. S, 4.00%, 02/16/2027	GBP	180	247
Boparan Finance plc, (United Kingdom), Reg. S, 9.38%, 11/07/2029	GBP	1,600	2,276
Chobani Holdco II LLC, 8.75% (cash), 10/01/2029 (e) (v)		14,653	15,691
Chobani LLC / Chobani Finance Corp., Inc.,
4.63%, 11/15/2028 (e)		3,397	3,334
7.63%, 07/01/2029 (e)		6,016	6,269
Darling Global Finance BV, (Netherlands), 4.50%, 07/15/2032 (e)	EUR	1,731	2,064
ELO SACA, (France),
Reg. S, 2.88%, 01/29/2026	EUR	700	813
Reg. S, 3.25%, 07/23/2027	EUR	3,800	4,311
Reg. S, 4.88%, 12/08/2028	EUR	4,400	4,691
Reg. S, 5.88%, 04/17/2028	EUR	4,900	5,513
Reg. S, 6.00%, 03/22/2029	EUR	1,900	2,084
Fiesta Purchaser, Inc.,
7.88%, 03/01/2031 (e)		123	131
9.63%, 09/15/2032 (e)		1,397	1,474
Flora Food Management BV, (Netherlands), Reg. S, 6.88%, 07/02/2029	EUR	4,000	4,781
Iceland Bondco plc, (United Kingdom), Reg. S, 4.38%, 05/15/2028	GBP	6,949	8,865
Irca SpA, (Italy), Reg. S, (EURIBOR 3 Month + 3.75%), 5.73%, 12/15/2029 (aa)	EUR	283	334
JBS USA Holding Lux Sarl / JBS USA Food Co. / JBS Lux Co. Sarl, (Luxembourg),
3.00%, 02/02/2029		346	329
5.13%, 02/01/2028		255	260
5.50%, 01/15/2030		91	93
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc., 9.00%, 02/15/2029 (e)		1,637	1,695
Koninklijke FrieslandCampina NV, (Netherlands), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.85%), 4.85%, 10/23/2029 (x) (aa)	EUR	1,550	1,836
Lamb Weston Holdings, Inc.,
4.13%, 01/31/2030 (e)		1,598	1,524
4.38%, 01/31/2032 (e)		2,807	2,628
Lion / Polaris Lux 4 SA, (Luxembourg), Reg. S, (EURIBOR 3 Month + 3.63%), 5.56%, 07/01/2029 (aa)	EUR	349	413
Market Bidco Finco plc, (United Kingdom),
Reg. S, 4.75%, 11/04/2027	EUR	3,350	3,926
Reg. S, 5.50%, 11/04/2027		GBP 10,726	14,429

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Food — continued
Mars, Inc., 4.80%, 03/01/2030 (e)		600	608
Ocado Group plc, (United Kingdom),
Reg. S, 10.50%, 08/08/2029	GBP	5,197	6,947
Reg. S, 11.00%, 06/15/2030	GBP	272	363
Performance Food Group, Inc.,
4.25%, 08/01/2029 (e)		1,020	984
6.13%, 09/15/2032 (e)		4,200	4,295
Picard Groupe SAS, (France), Reg. S, 6.38%, 07/01/2029	EUR	100	123
Pilgrim’s Pride Corp., 3.50%, 03/01/2032		2,600	2,340
4.25%, 04/15/2031		3,440	3,318
Post Holdings, Inc.,
4.50%, 09/15/2031 (e)		1,580	1,466
4.63%, 04/15/2030 (e)		3,055	2,937
5.50%, 12/15/2029 (e)		1,550	1,543
6.25%, 02/15/2032 (e)		28	29
6.25%, 10/15/2034 (e)		5,995	6,028
6.38%, 03/01/2033 (e)		2,970	2,998
Premier Foods Finance plc, (United Kingdom), Reg. S, 3.50%, 10/15/2026	GBP	1,000	1,359
Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, 4.63%, 03/01/2029 (e)		881	832
United Natural Foods, Inc., 6.75%, 10/15/2028 (e)		1,947	1,921
US Foods, Inc., 7.25%, 01/15/2032 (e)		1,065	1,121

			174,604

Healthcare — Products — 0.7%
Avantor Funding, Inc.,
Reg. S, 2.63%, 11/01/2025	EUR	1,081	1,271
Reg. S, 3.88%, 07/15/2028	EUR	100	117
4.63%, 07/15/2028 (e)		3,119	3,063
Bausch + Lomb Corp., (Canada),
(EURIBOR 3 Month + 3.88%), 5.87%, 01/15/2031 (e) (aa)	EUR	1,225	1,452
8.38%, 10/01/2028 (e)		10,933	11,411
GE HealthCare Technologies, Inc., 4.80%, 08/14/2029		80	81
Insulet Corp., 6.50%, 04/01/2033 (e)		1,868	1,941
Medline Borrower LP, 3.88%, 04/01/2029 (e)		16,584	15,907
5.25%, 10/01/2029 (e)		14,481	14,367
Medline Borrower LP / Medline Co-Issuer, Inc., 6.25%, 04/01/2029 (e)		4,095	4,206
Neogen Food Safety Corp., 8.63%, 07/20/2030 (e)		802	829
Solventum Corp., 5.40%, 03/01/2029		1,260	1,297
5.45%, 02/25/2027		299	304
Sotera Health Holdings LLC, 7.38%, 06/01/2031 (e)		2,240	2,331

			58,577

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	243

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Healthcare — Services — 2.6%
Acadia Healthcare Co., Inc., 7.38%, 03/15/2033 (e)		1,915	1,974
AHP Health Partners, Inc., 5.75%, 07/15/2029 (e)		4,196	4,092
CAB SELAS, (France), Reg. S, 3.38%, 02/01/2028	EUR	11,279	12,622
Centene Corp., 2.45%, 07/15/2028		550	511
4.25%, 12/15/2027		1,414	1,392
Cerba Healthcare SACA, (France), Reg. S, 3.50%, 05/31/2028	EUR	15,273	13,017
Charles River Laboratories International, Inc.,
4.00%, 03/15/2031 (e)		15	14
4.25%, 05/01/2028 (e)		372	361
Chrome Holdco SAS, (France), Reg. S, 5.00%, 05/31/2029	EUR	6,858	1,826
CHS / Community Health Systems, Inc.,
4.75%, 02/15/2031 (e)		4,941	4,224
5.25%, 05/15/2030 (e)		6,084	5,398
5.63%, 03/15/2027 (e)		7,998	7,878
6.00%, 01/15/2029 (e)		5,913	5,688
10.88%, 01/15/2032 (e)		6,895	7,309
Clariane SE, (France), Reg. S, 7.88%, 06/27/2030	EUR	100	119
Concentra Health Services, Inc., 6.88%, 07/15/2032 (e)		2,270	2,350
DaVita, Inc.,
3.75%, 02/15/2031 (e)		9,757	8,873
4.63%, 06/01/2030 (e)		10,425	9,995
6.75%, 07/15/2033 (e)		1,536	1,589
6.88%, 09/01/2032 (e)		1,429	1,481
Ephios Subco 3 Sarl, (Luxembourg), Reg. S, 7.88%, 01/31/2031	EUR	3,957	5,013
Eurofins Scientific SE, (Luxembourg), Reg. S, (EURIBOR 3 Month + 4.24%), 6.75%, 04/24/2028 (x) (aa)	EUR	2,450	3,081
Fortrea Holdings, Inc., 7.50%, 07/01/2030 (e)		289	262
Fresenius Medical Care US Finance III, Inc.,
1.88%, 12/01/2026 (e)		150	144
3.75%, 06/15/2029 (e)		530	509
HAH Group Holding Co. LLC, 9.75%, 10/01/2031 (e)		3,290	3,262
HCA, Inc., 5.25%, 03/01/2030		1,124	1,152
7.50%, 11/06/2033		1,100	1,255
Health Care Service Corp. A Mutual Legal Reserve Co, 5.20%, 06/15/2029 (e)		124	126
HealthEquity, Inc., 4.50%, 10/01/2029 (e)		5,777	5,616
IQVIA, Inc.,
Reg. S, 1.75%, 03/15/2026	EUR	200	233
Reg. S, 2.25%, 03/15/2029	EUR	100	113
Reg. S, 2.88%, 06/15/2028	EUR	4,630	5,379
5.00%, 10/15/2026 (e)		600	599

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Healthcare — Services — continued
5.00%, 05/15/2027 (e)		200	199
6.25%, 06/01/2032 (e)		8,117	8,334
Laboratoire Eimer Selas, (France), Reg. S, 5.00%, 02/01/2029	EUR	4,694	5,064
LifePoint Health, Inc.,
5.38%, 01/15/2029 (e)		4,510	4,204
8.38%, 02/15/2032 (e)		3,986	4,248
9.88%, 08/15/2030 (e)		134	145
10.00%, 06/01/2032 (e)		3,380	3,471
11.00%, 10/15/2030 (e)		8,932	9,851
Mehilainen Yhtiot Oy, (Finland),
Reg. S, 5.13%, 06/30/2032	EUR	1,167	1,381
5.13%, 06/30/2032 (e)	EUR	3,624	4,287
(EURIBOR 3 Month + 3.38%), 5.41%, 06/30/2032 (e) (aa)	EUR	4,775	5,640
Molina Healthcare, Inc.,
3.88%, 11/15/2030 (e)		13	12
3.88%, 05/15/2032 (e)		3,033	2,761
6.25%, 01/15/2033 (e)		1,604	1,630
MPH Acquisition Holdings LLC,
5.75%, 12/31/2030 (e)		3,384	2,788
11.50% (Blend (cash 6.50% + PIK 5.00%)), 12/31/2030 (e) (v)		2,167	2,149
Prime Healthcare Services, Inc., 9.38%, 09/01/2029 (e)		4,646	4,576
Select Medical Corp., 6.25%, 12/01/2032 (e)		680	684
Star Parent, Inc., 9.00%, 10/01/2030 (e)		8,887	9,347
Surgery Center Holdings, Inc., 7.25%, 04/15/2032 (e)		6,411	6,535
Tenet Healthcare Corp.,
4.25%, 06/01/2029		6,887	6,678
4.38%, 01/15/2030		13,077	12,671
6.75%, 05/15/2031		6,250	6,464
UnitedHealth Group, Inc., 4.65%, 01/15/2031		1,056	1,061
Universal Health Services, Inc., 4.63%, 10/15/2029		353	349
US Acute Care Solutions LLC, 9.75%, 05/15/2029 (e)		2,661	2,744

			224,730

Household Products/Wares — 0.1%
ACCO Brands Corp., 4.25%, 03/15/2029 (e)		4,054	3,573
Central Garden & Pet Co.,
4.13%, 10/15/2030		14	13
4.13%, 04/30/2031 (e)		452	420
Kronos Acquisition Holdings, Inc.,
8.25%, 06/30/2031 (e)		1,373	1,247
10.75%, 06/30/2032 (e)		4,215	3,062
Ontex Group NV, (Belgium), Reg. S, 5.25%, 04/15/2030	EUR	100	120

			8,435

SEE NOTES TO FINANCIAL STATEMENTS.

244	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Pharmaceuticals — 2.2%
1261229 BC Ltd., (Canada), 10.00%, 04/15/2032 (e)		35,654	35,975
AdaptHealth LLC,
4.63%, 08/01/2029 (e)		2,925	2,756
5.13%, 03/01/2030 (e)		3,675	3,492
6.13%, 08/01/2028 (e)		2,565	2,562
Bausch Health Cos., Inc., (Canada),
4.88%, 06/01/2028 (e)		3,075	2,594
5.00%, 01/30/2028 (e)		1,125	927
5.00%, 02/15/2029 (e)		125	87
5.25%, 01/30/2030 (e)		10,500	6,629
5.25%, 02/15/2031 (e)		2,470	1,457
6.25%, 02/15/2029 (e)		50	35
7.00%, 01/15/2028 (e)		450	380
11.00%, 09/30/2028 (e)		11,025	10,915
Bayer AG, (Germany),
Reg. S, (EUR Swap Rate 5 Year + 3.11%), 3.13%, 11/12/2079 (aa)	EUR	4,100	4,715
Reg. S, (EUR Swap Rate 5 Year + 4.46%), 5.38%, 03/25/2082 (aa)	EUR	3,000	3,552
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.27%), 5.50%, 09/13/2054 (aa)	EUR	1,600	1,934
Reg. S, (EUR Swap Rate 5 Year + 3.90%), 7.00%, 09/25/2083 (aa)	EUR	12,400	15,706
Series NC5, Reg. S, (EUR Swap Rate 5 Year + 3.43%), 6.63%, 09/25/2083 (aa)	EUR	400	499
Bayer US Finance II LLC,
4.25%, 12/15/2025 (e)		1,610	1,605
4.38%, 12/15/2028 (e)		1,267	1,255
Cheplapharm Arzneimittel GmbH, (Germany), 7.13%, 06/15/2031 (e) (w)	EUR	5,612	6,656
Dolcetto Holdco SpA, (Italy),
Reg. S, (EURIBOR 3 Month + 3.63%), 5.55%, 07/14/2032 (w) (aa)	EUR	100	118
Reg. S, 5.63%, 07/14/2032 (w)	EUR	875	1,038
Endo Finance Holdings, Inc., 8.50%, 04/15/2031 (e)		910	964
Grifols SA, (Spain),
Reg. S, 2.25%, 11/15/2027	EUR	2,561	2,940
Reg. S, 3.88%, 10/15/2028	EUR	19,606	22,063
4.75%, 10/15/2028 (e)		200	192
Reg. S, 7.13%, 05/01/2030	EUR	1,245	1,522
7.13%, 05/01/2030 (e)	EUR	4,500	5,500
Reg. S, 7.50%, 05/01/2030	EUR	2,875	3,542
Gruenenthal GmbH, (Germany),
Reg. S, 4.13%, 05/15/2028	EUR	2,860	3,379
Reg. S, 4.63%, 11/15/2031	EUR	2,866	3,397
4.63%, 11/15/2031 (e)	EUR	3,389	4,017
Herbalife Nutrition Ltd. / HLF Financing, Inc., (Multinational), 7.88%, 09/01/2025 (e)		710	710
Neopharmed Gentili SpA, (Italy), Reg. S, 7.13%, 04/08/2030	EUR	350	432

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Pharmaceuticals — continued
Nidda Healthcare Holding GmbH, (Germany),
(EURIBOR 3 Month + 3.75%), 5.90%, 10/23/2030 (e) (aa)	EUR	5,051	5,979
Reg. S, 7.00%, 02/21/2030	EUR	3,000	3,689
Option Care Health, Inc., 4.38%, 10/31/2029 (e)		699	672
Organon & Co. / Organon Foreign Debt Co-Issuer BV, 4.13%, 04/30/2028 (e)		1,969	1,894
5.13%, 04/30/2031 (e)		4,233	3,684
P&L Development LLC / PLD Finance Corp., 12.00% (cash), 05/15/2029 (e) (v)		717	724
Rossini Sarl, (Luxembourg),
Reg. S, 6.75%, 12/31/2029	EUR	815	1,014
6.75%, 12/31/2029 (e)	EUR	12,910	16,053
Teva Pharmaceutical Finance Netherlands II BV, (Netherlands), 4.38%, 05/09/2030	EUR	1,083	1,298
Teva Pharmaceutical Finance Netherlands III BV, (Netherlands),
3.15%, 10/01/2026		974	955
6.00%, 12/01/2032		1,909	1,950
6.75%, 03/01/2028		1,000	1,039
7.88%, 09/15/2029		312	340
8.13%, 09/15/2031		1,248	1,413

			194,249

Total Consumer Non-cyclical			1,209,543

Diversified — 0.2%
Holding Companies — Diversified — 0.2%
Benteler International AG, (Austria),
7.25%, 06/15/2031 (e) (w)	EUR	5,457	6,637
Reg. S, 9.38%, 05/15/2028	EUR	1,100	1,357
Clue Opco LLC, 9.50%, 10/15/2031 (e)		5,512	5,844
ProGroup AG, (Germany),
Reg. S, 5.13%, 04/15/2029	EUR	100	119
Reg. S, 5.38%, 04/15/2031	EUR	129	151
Stena International SA, (Luxembourg),
7.25%, 01/15/2031 (e)		300	301
7.63%, 02/15/2031 (e)		400	410

Total Diversified			14,819

Energy — 7.2%
Coal — 0.0% (g)
Coronado Finance Pty Ltd., (Australia), 9.25%, 10/01/2029 (e)		1,850	1,380

Energy — Alternate Sources — 0.1%
Cullinan Holdco Scsp, (Luxembourg), Reg. S, 4.63%, 10/15/2026	EUR	10,222	10,355
Greenko Dutch BV, (Netherlands), 3.85%, 03/29/2026 (e)		532	522

			10,877

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	245

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil & Gas — 4.2%
Adnoc Murban Rsc Ltd., (United Arab Emirates), 5.13%, 09/11/2054 (e)	4,100	3,735
Aethon United BR LP / Aethon United Finance Corp., 7.50%, 10/01/2029 (e)	4,679	4,908
Antero Resources Corp., 7.63%, 02/01/2029 (e)	964	990
APA Corp., 4.38%, 10/15/2028 (e)	1,670	1,606
Ascent Resources Utica Holdings LLC / ARU Finance Corp.,
5.88%, 06/30/2029 (e)	1,871	1,874
6.63%, 10/15/2032 (e)	1,270	1,292
6.63%, 07/15/2033 (e)	2,766	2,808
9.00%, 11/01/2027 (e)	2,928	3,580
California Resources Corp., 7.13%, 02/01/2026 (e)	451	451
Canadian Natural Resources Ltd., (Canada), 5.00%, 12/15/2029 (e)	126	127
Chord Energy Corp., 6.75%, 03/15/2033 (e)	1,004	1,023
CITGO Petroleum Corp.,
6.38%, 06/15/2026 (e)	1,365	1,365
8.38%, 01/15/2029 (e)	7,186	7,474
Civitas Resources, Inc.,
5.00%, 10/15/2026 (e)	1,146	1,131
8.38%, 07/01/2028 (e)	3,550	3,635
8.63%, 11/01/2030 (e)	1,225	1,243
8.75%, 07/01/2031 (e)	4,886	4,943
9.63%, 06/15/2033 (e)	1,450	1,487
CNX Resources Corp., 7.25%, 03/01/2032 (e)	1,571	1,626
Comstock Resources, Inc.,
5.88%, 01/15/2030 (e)	6,386	6,203
6.75%, 03/01/2029 (e)	7,359	7,366
Continental Resources, Inc.,
2.27%, 11/15/2026 (e)	1,838	1,776
4.38%, 01/15/2028	545	537
Coterra Energy, Inc.,
3.90%, 05/15/2027	1,129	1,115
4.38%, 03/15/2029	1,048	1,037
Crescent Energy Finance LLC,
7.38%, 01/15/2033 (e)	7,075	6,765
7.63%, 04/01/2032 (e)	6,318	6,169
8.38%, 01/15/2034 (e) (w)	4,472	4,477
9.25%, 02/15/2028 (e)	3,362	3,499
Devon Energy Corp., 5.25%, 10/15/2027	292	293
Diamond Foreign Asset Co. / Diamond Finance LLC, (Cayman Islands), 8.50%, 10/01/2030 (e)	1,160	1,208
Ecopetrol SA, (Colombia),
7.75%, 02/01/2032	2,100	2,066
8.38%, 01/19/2036	2,200	2,121
8.63%, 01/19/2029	864	913
Empresa Nacional del Petroleo, (Chile), Reg. S, 6.15%, 05/10/2033	3,500	3,583

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Oil & Gas — continued
Encino Acquisition Partners Holdings LLC,
8.50%, 05/01/2028 (e)		385	396
8.75%, 05/01/2031 (e)		2,785	3,075
Eni SpA, (Italy), Reg. S, (EUR Swap Rate 5 Year + 2.08%), 4.50%, 01/21/2031 (x) (aa)	EUR	225	267
EQT Corp.,
3.13%, 05/15/2026 (e)		881	868
3.90%, 10/01/2027		202	199
6.38%, 04/01/2029 (e)		172	177
7.00%, 02/01/2030		314	340
7.50%, 06/01/2027 (e)		2,252	2,293
7.50%, 06/01/2030 (e)		1,500	1,649
Expand Energy Corp.,
4.75%, 02/01/2032		1,901	1,847
5.38%, 02/01/2029		455	455
5.38%, 03/15/2030		1,444	1,448
5.88%, 02/01/2029 (e)		1,221	1,226
6.75%, 04/15/2029 (e)		1,431	1,448
Gulfport Energy Operating Corp., 6.75%, 09/01/2029 (e)		2,233	2,287
Helmerich & Payne, Inc.,
4.65%, 12/01/2027 (e)		243	241
4.85%, 12/01/2029 (e)		312	297
Hess Corp., 7.88%, 10/01/2029		529	595
HF Sinclair Corp., 5.00%, 02/01/2028		660	660
6.38%, 04/15/2027		506	509
Hilcorp Energy I LP / Hilcorp Finance Co.,
5.75%, 02/01/2029 (e)		6,741	6,654
6.00%, 04/15/2030 (e)		740	720
6.00%, 02/01/2031 (e)		1,518	1,464
6.25%, 11/01/2028 (e)		2,621	2,628
6.25%, 04/15/2032 (e)		852	813
6.88%, 05/15/2034 (e)		3,935	3,769
7.25%, 02/15/2035 (e)		3,993	3,904
8.38%, 11/01/2033 (e)		5,271	5,479
KazMunayGas National Co. JSC, (Kazakhstan),
Reg. S, 5.75%, 04/19/2047		5,800	5,036
Reg. S, 6.38%, 10/24/2048		2,700	2,494
Kimmeridge Texas Gas LLC, 8.50%, 02/15/2030 (e)		5,754	5,955
Kosmos Energy Ltd.,
Reg. S, 7.13%, 04/04/2026		631	609
8.75%, 10/01/2031 (e)		4,200	3,112
Leviathan Bond Ltd., (Israel),
Reg. S, 6.50%, 06/30/2027 (e)		5,074	5,031
Reg. S, 6.75%, 06/30/2030 (e)		1,000	984
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/2032 (e)		1,507	1,518
Matador Resources Co.,
6.50%, 04/15/2032 (e)		4,741	4,742
6.88%, 04/15/2028 (e)		1,661	1,694

SEE NOTES TO FINANCIAL STATEMENTS.

246	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Oil & Gas — continued
MEG Energy Corp., (Canada), 5.88%, 02/01/2029 (e)		650	649
Nabors Industries Ltd., (Bermuda), 7.50%, 01/15/2028 (e)		2,655	2,351
Nabors Industries, Inc.,
7.38%, 05/15/2027 (e)		5,580	5,510
8.88%, 08/15/2031 (e)		1,505	1,117
9.13%, 01/31/2030 (e)		2,155	2,063
Noble Finance II LLC, 8.00%, 04/15/2030 (e)		3,258	3,316
Northern Oil & Gas, Inc., 8.13%, 03/01/2028 (e)		6,817	6,877
Occidental Petroleum Corp.,
5.20%, 08/01/2029		187	188
6.38%, 09/01/2028		1,058	1,099
8.50%, 07/15/2027		1,005	1,064
8.88%, 07/15/2030		101	115
Ovintiv, Inc., 5.38%, 01/01/2026		390	390
5.65%, 05/15/2028		480	494
Parkland Corp., (Canada),
4.50%, 10/01/2029 (e)		1,850	1,779
4.63%, 05/01/2030 (e)		2,562	2,458
5.88%, 07/15/2027 (e)		1,550	1,551
6.63%, 08/15/2032 (e)		3,027	3,094
PBF Holding Co. LLC / PBF Finance Corp., 7.88%, 09/15/2030 (e)		829	744
Permian Resources Operating LLC,
5.38%, 01/15/2026 (e)		649	647
5.88%, 07/01/2029 (e)		1,950	1,958
6.25%, 02/01/2033 (e)		6,386	6,445
7.00%, 01/15/2032 (e)		2,571	2,665
8.00%, 04/15/2027 (e)		1,315	1,344
Pertamina Persero PT, (Indonesia),
Reg. S, 1.40%, 02/09/2026		600	588
Reg. S, 6.50%, 11/07/2048		1,000	1,027
Petroleos del Peru SA, (Peru),
Reg. S, 4.75%, 06/19/2032		4,200	3,244
Reg. S, 5.63%, 06/19/2047		3,900	2,455
Petroleos Mexicanos, (Mexico),
4.50%, 01/23/2026		331	326
Reg. S, 4.75%, 02/26/2029	EUR	1,200	1,350
6.35%, 02/12/2048		18,700	13,020
6.38%, 01/23/2045		3,250	2,300
6.49%, 01/23/2027		2,645	2,631
6.63%, 06/15/2035		4,400	3,693
6.70%, 02/16/2032		1,200	1,115
6.88%, 10/16/2025		250	250
6.88%, 08/04/2026		935	935
7.69%, 01/23/2050		1,600	1,259
Petronas Capital Ltd., (Malaysia),
4.55%, 04/21/2050 (e)		3,700	3,137
Reg. S, 4.55%, 04/21/2050		700	594

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Oil & Gas — continued
Petrorio Luxembourg Holding Sarl, (Luxembourg), Reg. S, 6.13%, 06/09/2026		4,600	4,608
Precision Drilling Corp., (Canada), 6.88%, 01/15/2029 (e)		3,185	3,146
QatarEnergy, (Qatar),
Reg. S, 1.38%, 09/12/2026		1,200	1,156
Reg. S, 3.13%, 07/12/2041		12,800	9,434
Reg. S, 3.30%, 07/12/2051		3,500	2,359
Range Resources Corp.,
4.75%, 02/15/2030 (e)		1,100	1,070
8.25%, 01/15/2029		360	371
Rio Oil Finance Trust Series 2014-3, Reg. S, 9.75%, 01/06/2027		543	563
Rio Oil Finance Trust Series 2018-1, 8.20%, 04/06/2028 (e)		83	86
Sitio Royalties Operating Partnership LP / Sitio Finance Corp., 7.88%, 11/01/2028 (e)		2,361	2,469
SM Energy Co.,
6.50%, 07/15/2028		416	420
6.75%, 09/15/2026		830	830
6.75%, 08/01/2029 (e)		790	787
Societatea Nationala de Gaze Naturale ROMGAZ SA, (Romania), Reg. S, 4.75%, 10/07/2029	EUR	1,500	1,789
State Oil Co. of the Azerbaijan Republic, (Azerbaijan), Reg. S, 6.95%, 03/18/2030		6,000	6,315
Suncor Energy, Inc., (Canada), 7.88%, 06/15/2026		103	106
Sunoco LP,
6.25%, 07/01/2033 (e)		2,919	2,962
7.00%, 05/01/2029 (e)		1,005	1,046
Sunoco LP / Sunoco Finance Corp.,
4.50%, 05/15/2029		3,175	3,082
4.50%, 04/30/2030		1,350	1,297
5.88%, 03/15/2028		495	496
Tengizchevroil Finance Co. International Ltd., (Bermuda),
2.63%, 08/15/2025 (e)		1,300	1,295
Reg. S, 3.25%, 08/15/2030		1,900	1,690
Reg. S, 4.00%, 08/15/2026		859	847
TGNR Intermediate Holdings LLC, 5.50%, 10/15/2029 (e)		4,020	3,895
Transocean Titan Financing Ltd., (Cayman Islands), 8.38%, 02/01/2028 (e)		447	456
Transocean, Inc., (Cayman Islands), 8.00%,
02/01/2027 (e)		3,546	3,496
8.25%, 05/15/2029 (e)		5,984	5,532
8.50%, 05/15/2031 (e)		3,092	2,760
8.75%, 02/15/2030 (e)		2,266	2,331
Valaris Ltd., (Bermuda), 8.38%, 04/30/2030 (e)		4,692	4,814

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	247

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Oil & Gas — continued
Vantage Drilling International Ltd., (Cayman Islands), 9.50%, 02/15/2028 (e)		186	185
Var Energi ASA, (Norway), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.77%), 7.86%, 11/15/2083 (aa)	EUR	10,584	13,683
Viper Energy, Inc., 5.38%, 11/01/2027 (e)		575	575
Vital Energy, Inc.,
7.75%, 07/31/2029 (e)		997	881
7.88%, 04/15/2032 (e)		4,931	4,217
9.75%, 10/15/2030		2,369	2,144
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/2029 (e)		2,402	2,386
Wintershall Dea Finance 2 BV, (Netherlands), Series NC8, Reg. S, (EUR Swap Rate 5 Year + 3.32%), 3.00%, 07/20/2028 (x) (aa)	EUR	7,100	7,853

			360,583

Oil & Gas Services — 0.4%
Archrock Partners LP / Archrock Partners Finance Corp., 6.25%, 04/01/2028 (e)		1,388	1,393
6.63%, 09/01/2032 (e)		4,525	4,610
Enerflex Ltd., (Canada), 9.00%, 10/15/2027 (e)		306	316
Guara Norte Sarl, (Luxembourg), Reg. S, 5.20%, 06/15/2034		4,072	3,859
Kodiak Gas Services LLC, 7.25%, 02/15/2029 (e)		4,682	4,846
Oceaneering International, Inc., 6.00%, 02/01/2028		295	297
OEG Finance plc, (United Kingdom), Reg. S, 7.25%, 09/27/2029	EUR	2,056	2,530
OEG Finance plc, (United Kingdom), Reg. S, 7.25%, 09/27/2029 (w) (bb)	EUR	100	121
Star Holding LLC, 8.75%, 08/01/2031 (e)		2,874	2,708
Tidewater, Inc., 9.13%, 07/15/2030 (e) (w)		2,648	2,724
USA Compression Partners LP / USA Compression Finance Corp., 7.13%, 03/15/2029 (e)		2,568	2,632
Weatherford International Ltd., (Bermuda), 8.63%, 04/30/2030 (e)		4,067	4,187
Yinson Boronia Production BV, (Netherlands),
8.95%, 07/31/2042 (e)		2,181	2,321
Reg. S, 8.95%, 07/31/2042		1,259	1,340
Yinson Production Financial Services Pte Ltd., (Singapore), Reg. S, 9.63%, 05/03/2029 (e)		3,600	3,734

			37,618

Pipelines — 2.5%
Antero Midstream Partners LP / Antero Midstream Finance Corp.,
5.38%, 06/15/2029 (e)		3,698	3,668
5.75%, 03/01/2027 (e)		1,800	1,798
5.75%, 01/15/2028 (e)		4,642	4,633

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Pipelines — continued
6.63%, 02/01/2032 (e)	1,506	1,555
Blue Racer Midstream LLC / Blue Racer Finance Corp.,
7.00%, 07/15/2029 (e)	3,483	3,629
7.25%, 07/15/2032 (e)	2,660	2,818
Buckeye Partners LP,
3.95%, 12/01/2026	88	87
5.60%, 10/15/2044	46	39
5.85%, 11/15/2043	1,770	1,561
6.75%, 02/01/2030 (e)	604	627
6.88%, 07/01/2029 (e)	131	136
Cheniere Energy, Inc., 4.63%, 10/15/2028	214	214
CNX Midstream Partners LP, 4.75%, 04/15/2030 (e)	1,230	1,162
Columbia Pipelines Holding Co. LLC,
6.04%, 08/15/2028 (e)	675	703
6.06%, 08/15/2026 (e)	352	356
CQP Holdco LP / BIP-V Chinook Holdco LLC, 5.50%, 06/15/2031 (e)	7,307	7,220
Delek Logistics Partners LP / Delek Logistics Finance Corp., 7.38%, 06/30/2033 (e)	2,656	2,644
DT Midstream, Inc., 4.13%, 06/15/2029 (e)	1,024	989
Enbridge, Inc., (Canada),
(CMT Index 5 Year + 2.97%), 7.20%, 06/27/2054 (aa)	2,888	2,960
(CMT Index 5 Year + 3.12%), 7.38%, 03/15/2055 (aa)	1,688	1,750
Energy Transfer LP,
5.63%, 05/01/2027 (e)	794	796
6.00%, 02/01/2029 (e)	653	663
(CMT Index 5 Year + 2.83%), 7.13%, 10/01/2054 (aa)	4,548	4,664
(CMT Index 5 Year + 4.02%), 8.00%, 05/15/2054 (aa)	3,608	3,837
Series G, (CMT Index 5 Year + 5.31%), 7.13%, 05/15/2030 (x) (aa)	1,877	1,912
Series H, (CMT Index 5 Year + 5.69%), 6.50%, 11/15/2026 (x) (aa)	4,655	4,684
Excelerate Energy LP, 8.00%, 05/15/2030 (e)	1,722	1,818
Genesis Energy LP / Genesis Energy Finance Corp.,
7.88%, 05/15/2032	3,440	3,577
8.00%, 05/15/2033	2,471	2,583
8.25%, 01/15/2029	1,802	1,884
8.88%, 04/15/2030	123	131
Global Partners LP / GLP Finance Corp.,
6.88%, 01/15/2029	1,300	1,320
7.13%, 07/01/2033 (e)	1,928	1,957
8.25%, 01/15/2032 (e)	1,680	1,766
Harvest Midstream I LP, 7.50%, 05/15/2032 (e)	1,072	1,132
Hess Midstream Operations LP, 6.50%, 06/01/2029 (e)	1,414	1,454

SEE NOTES TO FINANCIAL STATEMENTS.

248	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Pipelines — continued
Howard Midstream Energy Partners LLC,
7.38%, 07/15/2032 (e)	1,598	1,680
8.88%, 07/15/2028 (e)	583	611
ITT Holdings LLC, 6.50%, 08/01/2029 (e)	5,351	5,089
Kinder Morgan, Inc., 5.00%, 02/01/2029	66	67
Kinetik Holdings LP,
5.88%, 06/15/2030 (e)	93	94
6.63%, 12/15/2028 (e)	602	615
New Generation Gas, Reg. S, 0.00%, 09/30/2029 (e) (bb)	88	87
New Generation Gas Gathering LLC,
Reg. S, 0.00%, 09/30/2029 (e) (bb)	211	208
Reg. S, 0.00%, 12/31/2049 (e) (bb)	176	173
Reg. S, 10.08%, 09/30/2029 (e) (bb)	176	173
NGL Energy Operating LLC / NGL Energy Finance Corp.,
8.13%, 02/15/2029 (e)	2,189	2,212
8.38%, 02/15/2032 (e)	10,370	10,401
NGPL PipeCo. LLC, 4.88%, 08/15/2027 (e)	387	385
Northriver Midstream Finance LP, (Canada), 6.75%, 07/15/2032 (e)	1,199	1,240
ONEOK, Inc., 5.63%, 01/15/2028 (e)	346	354
Prairie Acquiror LP, 9.00%, 08/01/2029 (e)	1,197	1,245
Rockies Express Pipeline LLC,
4.80%, 05/15/2030 (e)	2,205	2,137
4.95%, 07/15/2029 (e)	183	180
6.75%, 03/15/2033 (e)	875	913
6.88%, 04/15/2040 (e)	2,600	2,600
7.50%, 07/15/2038 (e)	1,425	1,445
Sabal Trail Transmission LLC, 4.25%, 05/01/2028 (e)	787	776
Sabine Pass Liquefaction LLC, 5.88%, 06/30/2026	177	178
South Bow USA Infrastructure Holdings LLC, 4.91%, 09/01/2027 (e)	702	706
Southern Gas Corridor CJSC, (Azerbaijan), Reg. S, 6.88%, 03/24/2026	9,300	9,413
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.,
5.50%, 01/15/2028 (e)	5,206	5,175
6.00%, 03/01/2027 (e)	1,063	1,063
6.00%, 12/31/2030 (e)	748	734
6.00%, 09/01/2031 (e)	1,469	1,434
7.38%, 02/15/2029 (e)	5,339	5,487
Targa Resources Partners LP / Targa Resources Partners Finance Corp.,
5.00%, 01/15/2028	758	759
6.50%, 07/15/2027	173	173
6.88%, 01/15/2029	1,637	1,671
TransMontaigne Partners LLC, 8.50%, 06/15/2030 (e)	514	535
Venture Global Calcasieu Pass LLC,
3.88%,08/15/2029 (e)	2,085	1,965
4.13%, 08/15/2031 (e)	1,380	1,277

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Pipelines — continued
6.25%, 01/15/2030 (e)		450	464
Venture Global LNG, Inc.,
7.00%, 01/15/2030 (e)		1,715	1,733
8.38%, 06/01/2031 (e)		6,441	6,691
(CMT Index 5 Year + 5.44%), 9.00%, 09/30/2029 (e) (x) (aa)		36,300	35,319
9.50%, 02/01/2029 (e)		20,488	22,320
9.88%, 02/01/2032 (e)		8,304	8,968
Venture Global Plaquemines LNG LLC,
6.50%, 01/15/2034 (e) (w) (bb)		1,130	1,130
6.75%, 01/15/2036 (e) (w) (bb)		1,130	1,130
Western Midstream Operating LP,
4.65%, 07/01/2026		785	783
4.75%, 08/15/2028		87	87
Whistler Pipeline LLC, 5.40%, 09/30/2029 (e)		353	357
Williams Cos., Inc. (The), 4.63%, 06/30/2030		198	198

			215,162

Total Energy			625,620

Financial — 14.4%
Banks — 3.7%
ABN AMRO Bank NV, (Netherlands),
4.75%, 07/28/2025 (e)		491	491
(CMT Index 1 Year + 1.65%), 6.34%, 09/18/2027 (e) (aa)		1,700	1,737
Reg. S, (EUR Swap Rate 5 Year + 4.24%), 6.88%, 09/22/2031 (x) (aa)	EUR	4,000	5,052
AIB Group plc, (Ireland),
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.71%), 6.00%, 07/14/2031 (x) (aa)	EUR	1,000	1,171
(United States SOFR + 2.33%), 6.61%, 09/13/2029 (e) (aa)		416	440
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.39%), 7.13%, 10/30/2029 (x) (aa)	EUR	800	996
Banca Monte dei Paschi di Siena SpA, (Italy), Reg. S, (EUR Swap Rate 5 Year + 8.92%), 8.50%, 09/10/2030 (aa)	EUR	4,610	5,480
Banco Bilbao Vizcaya Argentaria SA, (Spain),
Reg. S, (EUR Swap Rate 5 Year + 4.27%), 6.88%, 12/13/2030 (x) (aa)	EUR	200	249
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 5.54%), 8.38%, 06/21/2028 (x) (aa)	EUR	600	782
Banco Comercial Portugues SA, (Portugal), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 5.78%), 8.13%, 01/18/2029 (x) (aa)	EUR	2,400	3,083
Banco Davivienda SA, (Colombia), Reg. S, (CMT Index 10 Year + 5.10%), 6.65%, 04/22/2031 (x) (aa)		1,300	1,157
Banco de Sabadell SA, (Spain), Reg. S, (EUR Swap Rate 5 Year + 6.83%), 9.38%, 07/18/2028 (x) (aa)	EUR	7,800	10,405

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	249

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Banks — continued
Banco Mercantil del Norte SA, (Mexico),
(CMT Index 5 Year + 4.07%), 8.38%, 05/20/2031 (e) (x) (aa)		2,800	2,830
(CMT Index 10 Year + 4.30%), 8.75%, 05/20/2035 (e) (x) (aa)		2,800	2,827
Banco Nacional de Comercio Exterior SNC, (Mexico),
Reg. S, 4.38%, 10/14/2025		1,128	1,127
5.88%, 05/07/2030 (e)		1,727	1,749
Banco Santander SA, (Spain), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.82%), 6.00%, 01/02/2031 (w) (x) (aa)	EUR	1,400	1,658
Bank Negara Indonesia Persero Tbk. PT, (Indonesia), Reg. S, 3.75%, 03/30/2026		950	939
Bank of America Corp.,
(CME Term SOFR 3 Month + 1.63%), 3.59%, 07/21/2028 (aa)		1,023	1,007
(CME Term SOFR 3 Month + 1.33%), 3.97%, 03/05/2029 (aa)		1,151	1,138
(United States SOFR + 2.04%), 4.95%, 07/22/2028 (aa)		163	165
(CMT Index 5 Year + 2.68%), 6.63%, 05/01/2030 (x) (aa)		9,610	9,951
Bank of Cyprus Holdings plc, (Ireland), Reg. S, (EUR Swap Rate 5 Year + 6.90%), 6.63%, 10/23/2031 (aa)	EUR	5,369	6,478
Bank of Ireland Group plc, (Ireland),
(CMT Index 1 Year + 1.10%), 2.03%, 09/30/2027 (e) (aa)		922	893
(United States SOFR + 1.62%), 5.60%, 03/20/2030 (e) (aa)		334	344
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.03%), 6.38%, 03/10/2030 (x) (aa)	EUR	1,300	1,566
Bankinter SA, (Spain), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.71%), 7.38%, 08/15/2028 (x) (aa)	EUR	600	758
BankUnited, Inc., 4.88%, 11/17/2025		383	383
Barclays plc, (United Kingdom),
(CMT Index 1 Year + 1.05%), 2.28%, 11/24/2027 (aa)		249	242
(CMT Index 5 Year + 3.41%), 4.38%, 03/15/2028 (x) (aa)		465	433
(United States SOFR + 0.96%), 5.09%, 02/25/2029 (aa)		272	276
(United States SOFR + 1.23%), 5.37%, 02/25/2031 (aa)		283	289
(United States SOFR + 1.88%), 6.50%, 09/13/2027 (aa)		462	472
(USD SOFR ICE Swap Rate 5 Year + 3.69%), 7.63%, 03/15/2035 (x) (aa)		2,000	2,008
(CMT Index 5 Year + 5.43%), 8.00%, 03/15/2029 (x) (aa)		600	629
(GBP Swap Rate 5 Year + 5.64%), 9.25%, 09/15/2028 (x) (aa)	GBP	9,050	13,359

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
(USD SOFR ICE Swap Rate 5 Year + 5.78%), 9.63%, 12/15/2029 (x) (aa)		10,305	11,446
BNP Paribas SA, (France),
(United States SOFR + 1.61%), 1.90%, 09/30/2028 (e) (aa)		400	378
(United States SOFR + 1.23%), 2.59%, 01/20/2028 (e) (aa)		1,286	1,248
BOI Finance BV, (Netherlands), Reg. S, 7.50%, 02/16/2027	EUR	1,400	1,676
BPCE SA, (France),
(United States SOFR + 1.09%), 2.05%, 10/19/2027 (e) (aa)		305	295
4.88%, 04/01/2026 (e)		200	200
BPER Banca SpA, (Italy), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.35%), 6.50%, 03/20/2030 (x) (aa)	EUR	200	242
CaixaBank SA, (Spain),
(United States SOFR + 1.14%), 4.63%, 07/03/2029 (e) (w) (aa)		401	402
Reg. S, (EUR Swap Rate 5 Year + 4.50%), 5.25%, 03/23/2026 (x) (aa)	EUR	400	475
Reg. S, (EUR Swap Rate 5 Year + 6.35%), 5.88%, 10/09/2027 (x) (aa)	EUR	400	488
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.94%), 6.25%, 07/24/2032 (x) (aa)	EUR	200	240
Capital One NA, (USD SOFR Spread-Adjusted ICE Swap Rate 5 Year + 1.73%), 5.97%, 08/09/2028 (aa)		282	289
Citibank NA, 4.91%, 05/29/2030		403	411
Citigroup, Inc.,
(CME Term SOFR 3 Month + 1.82%), 3.89%, 01/10/2028 (aa)		805	798
(United States SOFR + 0.87%), 4.79%, 03/04/2029 (aa)		1,001	1,008
(United States SOFR + 1.36%), 5.17%, 02/13/2030 (aa)		1,099	1,121
Series CC, (CMT Index 5 Year + 2.69%), 7.13%, 08/15/2029 (x) (aa)		8,870	9,142
Series DD, (CMT Index 10 Year + 2.76%), 7.00%, 08/15/2034 (x) (aa)		1,380	1,449
Series EE, (CMT Index 5 Year + 2.57%), 6.75%, 02/15/2030 (x) (aa)		3,611	3,638
Series FF, (CMT Index 5 Year + 2.73%), 6.95%, 02/15/2030 (x) (aa)		2,629	2,687
Series X, (CMT Index 5 Year + 3.42%), 3.88%, 02/18/2026 (x) (aa)		4,871	4,816
Citizens Financial Group, Inc., (United States SOFR + 1.26%), 5.25%, 03/05/2031 (aa)		825	836
Commerzbank AG, (Germany),
Reg. S, (EUR Swap Rate 5 Year + 4.39%), 4.25%, 10/09/2027 (x) (aa)	EUR	200	230
Reg. S, (EUR Swap Rate 5 Year + 6.74%), 6.50%, 10/09/2029 (x) (aa)	EUR	400	496

SEE NOTES TO FINANCIAL STATEMENTS.

250	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Banks — continued
Cooperatieve Rabobank UA, (Netherlands), Reg. S, (EUR Swap Rate 5 Year + 3.72%), 4.88%, 06/29/2029 (x) (aa)	EUR	11,000	12,943
Credit Agricole SA, (France), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.64%), 5.88%, 03/23/2035 (x) (aa)	EUR	200	234
Danske Bank A/S, (Denmark),
(CMT Index 1 Year + 1.35%), 1.62%, 09/11/2026 (e) (aa)		1,197	1,189
(CMT Index 1 Year + 1.75%), 4.30%, 04/01/2028 (e) (aa)		630	628
Deutsche Bank AG, (Germany),
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.55%), 4.50%, 11/30/2026 (x) (aa)	EUR	3,000	3,441
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.75%), 4.63%, 10/30/2027 (x) (aa)	EUR	200	227
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 5.69%), 6.75%, 10/30/2028 (x) (aa)	EUR	8,000	9,713
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.60%), 7.13%, 10/30/2030 (x) (aa)	EUR	200	240
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 5.11%), 7.38%, 10/30/2031 (x) (aa)	EUR	200	245
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 5.26%), 8.13%, 10/30/2029 (x) (aa)	EUR	8,600	10,816
Erste Group Bank AG, (Austria), Reg. S, (EUR Swap Rate 5 Year + 4.65%), 4.25%, 10/15/2027 (x) (aa)	EUR	8,800	10,193
Eurobank SA, (Greece), Reg. S, (ICE EURIBOR Swap Rate 1 Year + 1.70%), 4.00%, 02/07/2036 (aa)	EUR	383	443
Federation des Caisses Desjardins du Quebec, (Canada), 5.70%, 03/14/2028 (e)		200	207
First Citizens BancShares, Inc., (United States SOFR + 1.41%), 5.23%, 03/12/2031 (aa)		601	604
First Horizon Corp., (United States SOFR + 1.77%), 5.51%, 03/07/2031 (aa)		328	333
Freedom Mortgage Corp.,
6.63%, 01/15/2027 (e)		1,975	1,980
7.63%, 05/01/2026 (e)		2,683	2,684
12.00%, 10/01/2028 (e)		2,094	2,248
12.25%, 10/01/2030 (e)		575	638
Goldman Sachs Group, Inc. (The),
(United States SOFR + 0.91%), 1.95%, 10/21/2027 (aa)		142	138
(United States SOFR + 1.11%), 2.64%, 02/24/2028 (aa)		1,481	1,438
(CME Term SOFR 3 Month + 1.56%), 4.22%, 05/01/2029 (aa)		1,657	1,647
(United States SOFR + 1.32%), 4.94%, 04/23/2028 (aa)		598	603
(United States SOFR + 1.58%), 5.22%, 04/23/2031 (aa)		395	405

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
(CMT Index 5 Year + 2.46%), 6.85%, 02/10/2030 (x) (aa)		4,735	4,887
Series Y, (CMT Index 10 Year + 2.40%), 6.13%, 11/10/2034 (x) (aa)		8,008	8,022
HSBC Holdings plc, (United Kingdom),
(CME Term SOFR 3 Month + 1.61%), 4.29%, 09/12/2026 (aa)		385	385
(United States SOFR + 1.03%), 4.90%, 03/03/2029 (aa)		434	438
(United States SOFR + 1.06%), 5.60%, 05/17/2028 (aa)		286	291
(United States SOFR + 1.57%), 5.89%, 08/14/2027 (aa)		212	215
HSBC USA, Inc., 4.65%, 06/03/2028		345	348
Huntington Bancshares, Inc., (United States SOFR + 1.97%), 4.44%, 08/04/2028 (aa)		36	36
ING Groep NV, (Netherlands), (United States SOFR + 1.56%), 6.08%, 09/11/2027 (aa)		332	338
Intesa Sanpaolo SpA, (Italy),
Reg. S, 2.93%, 10/14/2030	EUR	7,879	9,015
(CMT Index 1 Year + 2.60%), 4.20%, 06/01/2032 (e) (aa)		3,570	3,283
(CMT Index 1 Year + 2.75%), 4.95%, 06/01/2042 (e) (aa)		450	364
Reg. S, 5.15%, 06/10/2030	GBP	393	535
Reg. S, (EUR Swap Rate 5 Year + 5.85%), 5.50%, 03/01/2028 (x) (aa)	EUR	350	421
5.71%, 01/15/2026 (e)		410	411
Reg. S, (EUR Swap Rate 5 Year + 6.09%), 5.88%, 09/01/2031 (x) (aa)	EUR	7,110	8,652
KBC Group NV, (Belgium),
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.81%), 6.00%, 11/27/2030 (x) (aa)	EUR	1,200	1,423
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.99%), 6.25%, 09/17/2031 (x) (aa)	EUR	800	968
KeyCorp., (SOFR Compounded Index + 1.23%), 5.12%, 04/04/2031 (aa)		80	81
Lloyds Banking Group plc, (United Kingdom), 4.58%, 12/10/2025		200	200
(CMT Index 1 Year + 0.83%), 4.82%, 06/13/2029 (aa)		314	317
(CMT Index 1 Year + 1.38%), 5.46%, 01/05/2028 (aa)		200	202
(CMT Index 1 Year + 1.48%), 5.99%, 08/07/2027 (aa)		200	203
(UK Gilts 5 Year + 3.44%), 7.50%, 06/27/2030 (x) (aa)	GBP	253	349
Macquarie Group Ltd., (Australia), (CME Term SOFR 3 Month + 1.63%), 3.76%, 11/28/2028 (e) (aa)		506	497

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	251

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Banks — continued
Morgan Stanley,
(United States SOFR + 1.67%), 4.68%, 07/17/2026 (aa)		27	27
(United States SOFR + 1.38%), 4.99%, 04/12/2029 (aa)		394	400
(United States SOFR + 1.22%), 5.04%, 07/19/2030 (aa)		155	157
(United States SOFR + 1.73%), 5.12%, 02/01/2029 (aa)		476	484
(United States SOFR + 1.63%), 5.45%, 07/20/2029 (aa)		98	101
National Bank of Greece SA, (Greece),
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.15%), 5.88%, 06/28/2035 (aa)	EUR	9,550	11,996
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.65%), 8.00%, 01/03/2034 (aa)	EUR	4,636	6,152
NatWest Group plc, (United Kingdom),
(ICE LIBOR USD 3 Month + 1.75%), 4.89%, 05/18/2029 (aa)		575	581
(CMT Index 1 Year + 1.22%), 4.96%, 08/15/2030 (aa)		296	299
(CMT Index 5 Year + 3.75%), 8.13%, 11/10/2033 (x) (aa)		2,382	2,568
Nova Ljubljanska Banka dd, (Slovenia), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.23%), 6.88%, 01/24/2034 (aa)	EUR	1,800	2,265
Piraeus Bank SA, (Greece), Reg. S, (EUR Swap Rate 1 Year + 3.84%), 6.75%, 12/05/2029 (aa)	EUR	6,052	7,911
PNC Financial Services Group, Inc. (The),
(United States SOFR + 1.33%), 4.90%, 05/13/2031 (aa)		326	330
(United States SOFR + 1.20%), 5.49%, 05/14/2030 (aa)		702	727
Series W, (CMT Index 7 Year + 2.81%), 6.25%, 03/15/2030 (x) (aa)		1,683	1,724
Popular, Inc., (Puerto Rico), 7.25%, 03/13/2028		500	531
Santander Holdings USA, Inc., (United States SOFR + 2.33%), 5.81%, 09/09/2026 (aa)		42	42
Santander UK Group Holdings plc, (United Kingdom),
4.75%, 09/15/2025 (e)		200	200
(United States SOFR + 2.60%), 6.53%, 01/10/2029 (aa)		990	1,033
(United States SOFR + 2.75%), 6.83%, 11/21/2026 (aa)		617	622
Societe Generale SA, (France),
(CMT Index 5 Year + 3.79%), 8.13%, 11/21/2029 (e) (x) (aa)		1,523	1,554
Reg. S, (CMT Index 5 Year + 5.45%), 10.00%, 11/14/2028 (x) (aa)		3,380	3,688

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
Standard Chartered plc, (United Kingdom),
(CMT Index 1 Year + 1.05%), 5.69%, 05/14/2028 (e) (aa)		256	261
(CMT Index 1 Year + 1.85%), 6.75%, 02/08/2028 (e) (aa)		400	413
Synchrony Bank, 5.63%, 08/23/2027		1,056	1,077
Toronto-Dominion Bank (The), (Canada), (CMT Index 5 Year + 2.98%), 7.25%, 07/31/2084 (aa)		2,441	2,505
UBS Group AG, (Switzerland),
(CMT Index 1 Year + 0.85%), 1.49%, 08/10/2027 (e) (aa)		1,067	1,032
(ICE LIBOR USD 3 Month + 1.41%), 3.87%, 01/12/2029 (e) (aa)		806	793
Reg. S, (CMT Index 5 Year + 3.31%), 4.38%, 02/10/2031 (x) (aa)		520	460
(CMT Index 1 Year + 2.05%), 4.70%, 08/05/2027 (e) (aa)		1,194	1,196
(CMT Index 1 Year + 1.52%), 5.43%, 02/08/2030 (e) (aa)		200	205
(USD SOFR ICE Swap Rate 5 Year + 3.63%), 6.85%, 09/10/2029 (e) (x) (aa)		2,065	2,074
(USD SOFR ICE Swap Rate 5 Year + 3.08%), 7.00%, 02/10/2030 (e) (x) (aa)		2,427	2,414
(USD SOFR ICE Swap Rate 5 Year + 3.18%), 7.13%, 08/10/2034 (e) (x) (aa)		2,746	2,735
(USD SOFR ICE Swap Rate 5 Year + 4.16%), 7.75%, 04/12/2031 (e) (x) (aa)		7,396	7,787
(CMT Index 5 Year + 4.75%), 9.25%, 11/13/2028 (e) (x) (aa)		4,217	4,603
(CMT Index 5 Year + 4.76%), 9.25%, 11/13/2033 (e) (x) (aa)		5,351	6,189
Unicaja Banco SA, (Spain), Reg. S, (EUR Swap Rate 5 Year + 2.80%), 5.50%, 06/22/2034 (aa)	EUR	1,300	1,622
UniCredit SpA, (Italy),
(CMT Index 1 Year + 2.30%), 2.57%, 09/22/2026 (e) (aa)		528	525
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.30%), 5.63%, 12/03/2032 (x) (aa)	EUR	800	924
US Bancorp,
(United States SOFR + 1.06%), 5.05%, 02/12/2031 (aa)		1,007	1,025
(United States SOFR + 2.02%), 5.78%, 06/12/2029 (aa)		474	492
(United States SOFR + 1.88%), 6.79%, 10/26/2027 (aa)		157	162

SEE NOTES TO FINANCIAL STATEMENTS.

252	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Banks — continued
Uzbek Industrial and Construction Bank ATB, (Uzbekistan),
8.95%, 07/24/2029 (e)		1,000	1,052
Reg. S, 8.95%, 07/24/2029		200	210
Vakifbank DPR, 6.83%, 03/15/2035 (f) (bb)		2,200	2,200
Volksbank Wien AG, (Austria), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.05%), 5.50%, 12/04/2035 (aa)	EUR	600	722
Walker & Dunlop, Inc., 6.63%, 04/01/2033 (e)		1,319	1,354
Wells Fargo & Co.,
(United States SOFR + 1.98%), 4.81%, 07/25/2028 (aa)		164	165
(United States SOFR + 1.37%), 4.97%, 04/23/2029 (aa)		319	323
(United States SOFR + 1.50%), 5.20%, 01/23/2030 (aa)		244	250
(United States SOFR + 1.74%), 5.57%, 07/25/2029 (aa)		178	184
(United States SOFR + 1.07%), 5.71%, 04/22/2028 (aa)		241	246
(United States SOFR + 1.79%), 6.30%, 10/23/2029 (aa)		786	831
(CMT Index 5 Year + 2.77%), 6.85%, 09/15/2029 (x) (aa)		2,015	2,114

			323,230

Diversified Financial Services — 3.3%
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/2027 (e)		392	406
Air Lease Corp., 3.38%, 07/01/2025		494	494
Aircastle Ltd. / Aircastle Ireland DAC, (Bermuda), 5.25%, 03/15/2030 (e)		150	151
Aircastle Ltd., (Bermuda),
5.25%, 08/11/2025 (e)		426	426
5.95%, 02/15/2029 (e)		187	193
Ally Financial, Inc.,
(SOFR Compounded Index + 1.96%), 5.74%, 05/15/2029 (aa)		510	519
5.75%, 11/20/2025		329	330
American Express Co.,
(United States SOFR + 1.26%), 4.73%, 04/25/2029 (aa)		433	438
(United States SOFR + 1.44%), 5.02%, 04/25/2031 (aa)		365	372
(SOFR Compounded Index + 1.28%), 5.28%, 07/27/2029 (aa)		44	45
(United States SOFR + 1.33%), 6.34%, 10/30/2026 (aa)		294	296
Atlas Warehouse Lending Co. LP, 6.05%, 01/15/2028 (e)		600	607
Aviation Capital Group LLC,
1.95%, 01/30/2026 (e)		462	455
1.95%, 09/20/2026 (e)		614	594

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Diversified Financial Services — continued
3.50%, 11/01/2027 (e)		337	328
4.88%, 10/01/2025 (e)		908	908
5.38%, 07/15/2029 (e)		630	641
Avolon Holdings Funding Ltd., (Cayman Islands),
2.13%, 02/21/2026 (e)		305	299
2.53%, 11/18/2027 (e)		903	858
2.75%, 02/21/2028 (e)		81	77
3.25%, 02/15/2027 (e)		251	245
5.50%, 01/15/2026 (e)		352	353
5.75%, 03/01/2029 (e)		226	232
5.75%, 11/15/2029 (e)		182	187
Azorra Finance Ltd., (Cayman Islands),
7.25%, 01/15/2031 (e) (w)		2,044	2,086
7.75%, 04/15/2030 (e)		3,190	3,327
Bracken MidCo1 plc, (United Kingdom), Reg. S, 6.75% (cash), 11/01/2027 (v)	GBP	3,269	4,439
Bread Financial Holdings, Inc.,
(CMT Index 5 Year + 4.30%), 8.38%, 06/15/2035 (e) (aa)		1,210	1,218
9.75%, 03/15/2029 (e)		583	628
CIMA Finance DAC, (Ireland), Reg. S, 2.95%, 09/05/2029		4,052	3,707
Credicorp Capital Sociedad Titulizadora SA, (Peru),
Reg. S, 9.70%, 03/05/2045 (e)	PEN	6,800	1,982
Reg. S, 10.10%, 12/15/2043 (e)	PEN	6,300	1,876
Encore Capital Group, Inc.,
Reg. S, 4.25%, 06/01/2028	GBP	8,008	10,442
8.50%, 05/15/2030 (e)		885	949
Focus Financial Partners LLC, 6.75%, 09/15/2031 (e)		4,858	4,959
Freedom Mortgage Holdings LLC,
8.38%, 04/01/2032 (e)		1,859	1,869
9.13%, 05/15/2031 (e)		3,830	3,953
9.25%, 02/01/2029 (e)		5,611	5,828
Garfunkelux Holdco 3 SA, (Luxembourg),
Reg. S, 9.00%, 09/01/2028	EUR	187	222
Reg. S, 9.50%, 11/01/2028 (bb)	EUR	148	188
Garfunkelux Holdco 4 SA, (Luxembourg), Reg. S, 10.50% (Blend (cash 0.02% + PIK 10.48%)), 05/01/2030 (v)	EUR	25	6
GGAM Finance Ltd., (Cayman Islands),
5.88%, 03/15/2030 (e)		2,268	2,284
6.88%, 04/15/2029 (e)		3,273	3,386
7.75%, 05/15/2026 (e)		653	660
8.00%, 02/15/2027 (e)		1,917	1,977
8.00%, 06/15/2028 (e)		2,753	2,914
Global Aircraft Leasing Co. Ltd., (Cayman Islands), 8.75%, 09/01/2027 (e)		2,794	2,864
goeasy Ltd., (Canada),
7.38%, 10/01/2030 (e)		2,800	2,856
7.63%, 07/01/2029 (e)		1,140	1,175
9.25%, 12/01/2028 (e)		920	974

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	253

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Diversified Financial Services — continued
Interoceanica IV Finance Ltd., (Cayman Islands), Reg. S, Zero Coupon, 11/30/2025		590	574
Intrum AB, (Sweden),
Reg. S, 3.00%, 09/15/2027 (d)	EUR	294	293
Reg. S, 9.25%, 03/15/2028 (d)	EUR	200	209
Jane Street Group / JSG Finance, Inc.,
4.50%, 11/15/2029 (e)		497	482
6.75%, 05/01/2033 (e)		1,935	1,990
Jefferies Finance LLC / JFIN Co-Issuer Corp.,
5.00%, 08/15/2028 (e)		2,949	2,850
6.63%, 10/15/2031 (e)		1,971	1,964
Jefferson Capital Holdings LLC, 6.00%, 08/15/2026 (e)		635	632
Jerrold Finco plc, (United Kingdom),
Reg. S, 7.50%, 06/15/2031	GBP	2,000	2,775
7.50%, 06/15/2031 (e)	GBP	6,024	8,359
Reg. S, 7.88%, 04/15/2030	GBP	11,736	16,554
Kane Bidco Ltd., (Jersey), Reg. S, 6.50%, 02/15/2027	GBP	2,200	3,051
Kuwait Projects Co. SPC Ltd., (United Arab Emirates), Reg. S, 4.50%, 02/23/2027		2,200	2,085
LD Holdings Group LLC, 6.13%, 04/01/2028 (e)		1,453	1,191
LPL Holdings, Inc.,
4.00%, 03/15/2029 (e)		596	579
4.63%, 11/15/2027 (e)		1,147	1,144
4.90%, 04/03/2028		311	313
5.15%, 06/15/2030		287	291
Macquarie Airfinance Holdings Ltd., (United Kingdom),
5.15%, 03/17/2030 (e)		938	937
6.40%, 03/26/2029 (e)		392	409
6.50%, 03/26/2031 (e)		2,585	2,736
8.13%, 03/30/2029 (e)		1,018	1,065
Midcap Financial Issuer Trust,
5.63%, 01/15/2030 (e)		775	718
6.50%, 05/01/2028 (e)		593	586
Nationstar Mortgage Holdings, Inc.,
5.00%, 02/01/2026 (e)		554	552
5.13%, 12/15/2030 (e)		2,935	2,977
5.50%, 08/15/2028 (e)		2,651	2,633
5.75%, 11/15/2031 (e)		6,847	6,956
6.50%, 08/01/2029 (e)		4,715	4,816
7.13%, 02/01/2032 (e)		7,371	7,656
Navient Corp.,
4.88%, 03/15/2028		1,650	1,626
5.00%, 03/15/2027		2,350	2,340
6.75%, 06/15/2026		2,978	3,014
7.88%, 06/15/2032		3,743	3,911
9.38%, 07/25/2030		2,885	3,182
Nuveen LLC, 5.55%, 01/15/2030 (e)		353	368
OneMain Finance Corp.,
3.50%, 01/15/2027		391	383

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Diversified Financial Services — continued
3.88%, 09/15/2028		1,700	1,629
4.00%, 09/15/2030		3,597	3,318
5.38%, 11/15/2029		1,148	1,128
6.63%, 05/15/2029		2,512	2,580
6.75%, 03/15/2032		7,650	7,797
7.13%, 03/15/2026		1,316	1,335
7.13%, 11/15/2031		1,223	1,273
7.13%, 09/15/2032		4,266	4,415
7.50%, 05/15/2031		2,677	2,796
7.88%, 03/15/2030		1,831	1,944
Osaic Holdings, Inc., 10.75%, 08/01/2027 (e)		911	913
Panama Infrastructure Receivable Purchaser plc, (United Kingdom), Zero Coupon, 04/05/2032 (e)		10,200	7,242
PennyMac Financial Services, Inc.,
4.25%, 02/15/2029 (e)		3,530	3,393
6.88%, 05/15/2032 (e)		5,765	5,880
6.88%, 02/15/2033 (e)		2,420	2,480
7.13%, 11/15/2030 (e)		2,976	3,084
7.88%, 12/15/2029 (e)		1,113	1,182
PHH Escrow Issuer LLC / PHH Corp., 9.88%, 11/01/2029 (e)		1,750	1,728
Phoenix Aviation Capital Ltd., (Ireland), 9.25%, 07/15/2030 (e)		3,935	4,077
PRA Group, Inc.,
5.00%, 10/01/2029 (e)		350	322
8.88%, 01/31/2030 (e)		2,585	2,666
Radian Group, Inc., 6.20%, 05/15/2029		37	38
Rocket Cos., Inc.,
6.13%, 08/01/2030 (e)		12,313	12,541
6.38%, 08/01/2033 (e)		11,270	11,521
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc.,
2.88%, 10/15/2026 (e)		4,416	4,307
3.63%, 03/01/2029 (e)		1,795	1,705
3.88%, 03/01/2031 (e)		4,751	4,400
4.00%, 10/15/2033 (e)		2,701	2,412
SLM Corp., 6.50%, 01/31/2030		1,142	1,198
SOCAR Turkey Enerji AS via Steas Funding 1 DAC, (Ireland), Reg. S, 7.23%, 03/17/2026		4,600	4,560
Synchrony Financial,
3.70%, 08/04/2026		163	161
3.95%, 12/01/2027		141	139
4.50%, 07/23/2025		536	536
TIB Diversified Payment Rights Finance Company, Series 2024-H, 7.96%, 11/15/2034 (f) (bb)		3,900	3,900
Titanium 2l Bondco Sarl, (Luxembourg), 6.25% (PIK), 01/14/2031 (v)	EUR	11,284	3,883
United Wholesale Mortgage LLC,
5.50%, 11/15/2025 (e)		1,490	1,490
5.50%, 04/15/2029 (e)		375	364

SEE NOTES TO FINANCIAL STATEMENTS.

254	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Diversified Financial Services — continued
UWM Holdings LLC, 6.63%, 02/01/2030 (e)		5,517	5,520

			288,281

Insurance — 2.9%
Acrisure LLC / Acrisure Finance, Inc.,
6.75%, 07/01/2032 (e)		1,082	1,097
8.25%, 02/01/2029 (e)		8,460	8,755
8.50%, 06/15/2029 (e)		2,865	2,988
AEGON Funding Co. LLC, 5.50%, 04/16/2027 (e)		476	482
AIA Group Ltd., (Hong Kong),
Reg. S, 3.20%, 09/16/2040		1,650	1,270
5.40%, 09/30/2054 (e)		4,800	4,498
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer,
4.25%, 10/15/2027 (e)		3,556	3,490
5.88%, 11/01/2029 (e)		11,707	11,536
6.75%, 10/15/2027 (e)		5,592	5,589
6.75%, 04/15/2028 (e)		64	65
7.00%, 01/15/2031 (e)		13,035	13,482
7.38%, 10/01/2032 (e)		8,483	8,746
Allianz SE, (Germany), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.58%), 2.60%, 10/30/2031 (x) (aa)	EUR	1,000	993
American National Global Funding, 5.55%, 01/28/2030 (e)		149	152
AmWINS Group, Inc.,
4.88%, 06/30/2029 (e)		3,033	2,946
6.38%, 02/15/2029 (e)		1,417	1,444
Aon Corp., 8.21%, 01/01/2027		2,163	2,273
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Investor, 7.88%, 11/01/2029 (e)		2,381	2,436
Ardonagh Finco Ltd., (Jersey),
Reg. S, 6.88%, 02/15/2031	EUR	4,573	5,535
6.88%, 02/15/2031 (e)	EUR	4,760	5,761
7.75%, 02/15/2031 (e)		14,695	15,363
Ardonagh Group Finance Ltd., (Jersey), 8.88%, 02/15/2032 (e)		11,800	12,401
Assurant, Inc., 4.90%, 03/27/2028		202	204
AssuredPartners, Inc.,
5.63%, 01/15/2029 (e)		1,700	1,695
7.50%, 02/15/2032 (e)		4,279	4,585
Athene Global Funding,
1.99%, 08/19/2028 (e)		948	875
4.95%, 01/07/2027 (e)		283	285
5.38%, 01/07/2030 (e)		500	511
5.58%, 01/09/2029 (e)		145	149
Brighthouse Financial Global Funding,
1.55%, 05/24/2026 (e)		231	224
2.00%, 06/28/2028 (e)		1,136	1,046
5.55%, 04/09/2027 (e)		354	360
5.65%, 06/10/2029 (e)		390	400

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Insurance — continued
BroadStreet Partners, Inc., 5.88%, 04/15/2029 (e)	1,558	1,539
Brown & Brown, Inc., 4.90%, 06/23/2030	844	852
CNO Global Funding,
1.75%, 10/07/2026 (e)	256	247
4.88%, 12/10/2027 (e)	315	318
4.95%, 09/09/2029 (e)	117	118
5.88%, 06/04/2027 (e)	1,190	1,222
Corebridge Financial, Inc., (CMT Index 5 Year + 2.65%), 6.38%, 09/15/2054 (aa)	1,584	1,578
Corebridge Global Funding, 5.20%, 01/12/2029 (e)	316	324
Equitable America Global Funding, 4.65%, 06/09/2028 (e)	234	235
Equitable Financial Life Global Funding,
1.40%, 07/07/2025 (e)	130	130
5.45%, 03/03/2028 (e)	129	132
F&G Global Funding,
1.75%, 06/30/2026 (e)	178	173
2.00%, 09/20/2028 (e)	1,208	1,109
2.30%, 04/11/2027 (e)	632	606
5.15%, 07/07/2025 (e)	467	467
GA Global Funding Trust,
4.40%, 09/23/2027 (e)	467	466
5.50%, 01/08/2029 (e)	275	282
Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC, (United Kingdom),
7.25%, 02/15/2031 (e)	13,374	13,847
8.13%, 02/15/2032 (e)	6,236	6,485
HUB International Ltd.,
7.25%, 06/15/2030 (e)	23,829	24,892
7.38%, 01/31/2032 (e)	33,974	35,548
Jackson National Life Global Funding, 3.05%, 04/29/2026 (e)	800	790
Jones Deslauriers Insurance Management, Inc., (Canada),
8.50%, 03/15/2030 (e)	3,705	3,927
10.50%, 12/15/2030 (e)	3,505	3,736
Lincoln Financial Global Funding, 5.30%, 01/13/2030 (e)	331	340
MGIC Investment Corp., 5.25%, 08/15/2028	475	475
Mutual of Omaha Cos. Global Funding, 5.45%, 12/12/2028 (e)	551	566
Panther Escrow Issuer LLC, 7.13%, 06/01/2031 (e)	22,750	23,632
Ryan Specialty LLC, 5.88%, 08/01/2032 (e)	2,871	2,894
Sammons Financial Group Global Funding,
5.05%, 01/10/2028 (e)	202	205
5.10%, 12/10/2029 (e)	215	219
USI, Inc., 7.50%, 01/15/2032 (e)	3,841	4,052

		253,042

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	255

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Investment Companies — 0.9%
Abu Dhabi Developmental Holding Co. PJSC, (United Arab Emirates),
5.38%, 05/08/2029 (e)		1,000	1,029
5.50%, 05/08/2034 (e)		1,500	1,559
Reg. S, 5.50%, 05/08/2034		1,000	1,040
Apollo Debt Solutions BDC,
6.55%, 03/15/2032 (e)		346	353
6.70%, 07/29/2031		649	674
Ares Capital Corp., 5.50%, 09/01/2030		1,871	1,865
Ares Strategic, Income Fund,
5.60%, 02/15/2030		2,262	2,255
5.80%, 09/09/2030 (e)		1,670	1,676
Bain Capital Specialty Finance, Inc., 5.95%, 03/15/2030		528	522
Blackstone Private Credit Fund,
2.63%, 12/15/2026		202	195
4.95%, 09/26/2027		116	116
6.00%, 11/22/2034		5,980	5,847
Blackstone Secured Lending Fund,
2.13%, 02/15/2027		126	120
3.63%, 01/15/2026		647	643
Blue Owl Capital Corp., 6.20%, 07/15/2030		3,781	3,820
Blue Owl Credit Income Corp., 7.75%, 09/16/2027		702	736
Compass Group Diversified Holdings LLC, 5.25%, 04/15/2029 (e)		1,450	1,302
Gaci First Investment Co., (Cayman Islands),
Reg. S, 4.75%, 02/14/2030		2,700	2,708
Reg. S, 4.88%, 02/14/2035		8,000	7,834
Reg. S, 5.25%, 10/13/2032		17,600	17,910
HA Sustainable Infrastructure Capital, Inc., 6.38%, 07/01/2034		1,823	1,823
HAT Holdings I LLC / HAT Holdings II LLC,
3.38%, 06/15/2026 (e)		127	124
8.00%, 06/15/2027 (e)		230	240
Icahn Enterprises LP / Icahn Enterprises Finance Corp.,
4.38%, 02/01/2029		2,040	1,714
5.25%, 05/15/2027		6,709	6,500
9.75%, 01/15/2029		2,539	2,466
10.00%, 11/15/2029 (e)		2,436	2,412
Khazanah Capital Ltd., (Malaysia), Reg. S, 4.88%, 06/01/2033		4,700	4,713

			72,196

Private Equity — 0.1%
Brookfield Finance, Inc., (Canada), (CMT Index 5 Year + 2.08%), 6.30%, 01/15/2055 (aa)		5,935	5,679

Real Estate — 1.9%
Adler Financing Sarl, (Luxembourg),
Series 1.5L, 10.00% (PIK), 12/31/2029 (v)	EUR	74	92
Series 1L, 8.25% (PIK), 12/31/2028 (v)	EUR	16,982	20,953

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Real Estate — continued
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp.,
7.00%, 04/15/2030 (e)		2,388	2,230
Series AI, 7.00%, 04/15/2030		720	672
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp., 9.75%, 04/15/2030 (e)		1,001	1,016
Aroundtown Finance Sarl, (Luxembourg),
(ICE EURIBOR Swap Rate 5 Year + 2.35%), 5.00%, 04/16/2029 (x) (aa)	EUR	3,429	3,758
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.51%), 7.13%, 01/16/2030 (x) (aa)	EUR	1,162	1,439
(UK Gilts 5 Year + 4.49%), 8.63%, 05/07/2029 (x) (aa)	GBP	706	978
Aroundtown SA, (Luxembourg), Reg. S, (EUR Swap Rate 5 Year + 2.42%), 1.63%, 04/15/2026 (x) (aa)	EUR	1,300	1,445
BRANICKS Group AG, (Germany), Reg. S, 2.25%, 09/22/2026	EUR	11,800	7,786
Citycon Treasury BV, (Netherlands), Reg. S, 5.38%, 07/08/2031	EUR	100	121
CoreLogic, Inc., 4.50%, 05/01/2028 (e)		11,506	10,990
CPI Property Group SA, (Luxembourg),
Reg. S, 6.00%, 01/27/2032	EUR	1,850	2,218
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 5.23%), 7.50%, 03/26/2031 (x) (aa)	EUR	1,533	1,757
Cushman & Wakefield US Borrower LLC, 8.88%, 09/01/2031 (e)		3,257	3,510
DEMIRE Deutsche Mittelstand Real Estate AG, (Germany), Reg. S, SUB, 5.00%, 12/31/2027	EUR	180	199
Emeria SASU, (France),
Reg. S, 3.38%, 03/31/2028	EUR	1,235	1,263
Reg. S, 7.75%, 03/31/2028	EUR	3,790	4,150
Fastighets AB Balder, (Sweden),
Reg. S, 1.13%, 01/29/2027	EUR	150	172
Reg. S, (EUR Swap Rate 5 Year + 3.19%), 2.87%, 06/02/2081 (aa)	EUR	1,168	1,348
Five Point Operating Co. LP / Five Point Capital Corp., SUB, 10.50%, 01/15/2028 (e)		3,514	3,576
GLP China Holdings Ltd., (Hong Kong), Reg. S, 2.95%, 03/29/2026		2,600	2,451
Greystar Real Estate Partners LLC, 7.75%, 09/01/2030 (e)		150	159
Heimstaden Bostad AB, (Sweden),
Reg. S, (EUR Swap Rate 5 Year + 3.15%), 2.63%, 02/01/2027 (x) (aa)	EUR	5,709	6,389
Reg. S, (EUR Swap Rate 5 Year + 3.27%), 3.00%, 10/29/2027 (x) (aa)	EUR	6,854	7,527
Reg. S, (EUR Swap Rate 5 Year + 3.91%), 3.38%, 01/15/2026 (x) (aa)	EUR	2,150	2,504
Reg. S, (EUR Swap Rate 5 Year + 3.90%), 3.63%, 10/13/2026 (x) (aa)	EUR	2,000	2,300

SEE NOTES TO FINANCIAL STATEMENTS.

256	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Real Estate — continued
Heimstaden Bostad Treasury BV, (Netherlands), Reg. S, 0.63%, 07/24/2025	EUR	100	117
Howard Hughes Corp. (The),
4.13%, 02/01/2029 (e)		5,131	4,886
4.38%, 02/01/2031 (e)		4,353	4,017
5.38%, 08/01/2028 (e)		2,525	2,511
Hunt Cos., Inc., 5.25%, 04/15/2029 (e)		4,190	4,038
MLP Group SA, (Poland), Reg. S, 6.13%, 10/15/2029	EUR	900	1,093
New Immo Holding SA, (France), Reg. S, 2.75%, 11/26/2026	EUR	800	927
Public Property Invest A/S, (Norway), Reg. S, 4.63%, 03/12/2030	EUR	1,750	2,107
Samhallsbyggnadsbolaget i Norden AB, (Sweden),
Reg. S, (EUR Swap Rate 5 Year + 3.23%), 2.63%, 12/14/2025 (x)	EUR	1,849	1,507
Reg. S, (EUR Swap Rate 5 Year + 3.22%), 2.88%, 10/30/2026 (x)	EUR	5,983	4,846
Samhallsbyggnadsbolaget I Norden Holding AB, (Sweden),
Reg. S, 0.75%, 11/14/2028	EUR	7,700	7,154
Reg. S, 1.13%, 09/26/2029	EUR	6,546	5,927
Reg. S, 2.25%, 07/12/2027	EUR	12,505	13,110
Reg. S, 2.38%, 08/04/2026	EUR	7,864	8,846
Reg. S, 5.00%, 10/20/2029	EUR	4,100	4,253
Unique Pub Finance Co. plc (The) , (United Kingdom), Series N, Reg. S, 6.46%, 03/30/2032	GBP	237	340
VGP NV, (Belgium), Reg. S, 2.25%, 01/17/2030	EUR	1,400	1,532
Vivion Investments Sarl, (Luxembourg),
Reg. S, 6.50% (cash), 08/31/2028 (v)	EUR	451	522
Reg. S, 6.50% (PIK), 02/28/2029 (v)	EUR	3,571	4,098

			162,834

REITS — 1.6%
Alexandrite Monnet UK Holdco plc, (United Kingdom), Reg. S, 10.50%, 05/15/2029	EUR	400	518
Alstria Office AG, (Germany), Reg. S, 5.50%, 03/20/2031	EUR	100	120
American Tower Corp., 1.50%, 01/31/2028		314	292
Blackstone Mortgage Trust, Inc.,
3.75%, 01/15/2027 (e)		1,315	1,276
7.75%, 12/01/2029 (e)		466	495
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 4.50%, 04/01/2027 (e)		2,525	2,454
Crown Castle, Inc.,
3.65%, 09/01/2027		213	209
4.80%, 09/01/2028		63	64
Diversified Healthcare Trust,
4.38%, 03/01/2031		1,600	1,351

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

REITS — continued
4.75%, 02/15/2028		3,020	2,798
EPR Properties, 4.75%, 12/15/2026		700	699
Globalworth Real Estate Investments Ltd., (Guernsey), Reg. S, 6.25%, 03/31/2030	EUR	1,598	1,911
GLP Capital LP / GLP Financing II, Inc.,
5.30%, 01/15/2029		194	196
5.38%, 04/15/2026		816	816
5.75%, 06/01/2028		717	734
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032 (e)		5,147	4,936
Iron Mountain, Inc.,
4.88%, 09/15/2027 (e)		948	943
5.25%, 07/15/2030 (e)		155	153
5.63%, 07/15/2032 (e)		1,959	1,943
6.25%, 01/15/2033 (e)		3,226	3,317
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.,
4.75%, 06/15/2029 (e)		412	401
5.25%, 10/01/2025 (e)		1,046	1,046
MPT Operating Partnership LP / MPT Finance Corp.,
0.99%, 10/15/2026	EUR	4,160	4,526
3.50%, 03/15/2031		6,158	4,353
4.63%, 08/01/2029		1,000	788
Reg. S, 7.00%, 02/15/2032	EUR	600	724
7.00%, 02/15/2032 (e)	EUR	2,543	3,069
8.50%, 02/15/2032 (e)		7,420	7,760
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer,
4.88%, 05/15/2029 (e)		400	387
5.88%, 10/01/2028 (e)		750	749
7.00%, 02/01/2030 (e)		4,196	4,314
Pebblebrook Hotel LP / PEB Finance Corp., 6.38%, 10/15/2029 (e)		1,276	1,283
RHP Hotel Properties LP / RHP Finance Corp.,
4.50%, 02/15/2029 (e)		1,450	1,417
4.75%, 10/15/2027		375	373
6.50%, 04/01/2032 (e)		10,113	10,391
6.50%, 06/15/2033 (e)		2,478	2,549
7.25%, 07/15/2028 (e)		325	337
Rithm Capital Corp., 8.00%, 07/15/2030 (e)		680	690
RLJ Lodging Trust LP, 4.00%, 09/15/2029 (e)		159	148
SBA Communications Corp., 3.13%, 02/01/2029		3,791	3,581
Service Properties Trust,
8.63%, 11/15/2031 (e)		12,338	13,245
8.88%, 06/15/2032		5,455	5,611
Starwood Property Trust, Inc.,
4.38%, 01/15/2027 (e)		325	322
6.00%, 04/15/2030 (e)		1,179	1,192
6.50%, 07/01/2030 (e)		2,696	2,785
6.50%, 10/15/2030 (e)		5,524	5,703

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	257

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
REITS — continued
7.25%, 04/01/2029 (e)		4,438	4,667
Tanger Properties LP, 3.88%, 07/15/2027		764	754
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC,
4.75%, 04/15/2028 (e)		2,175	2,132
6.50%, 02/15/2029 (e)		2,700	2,610
10.50%, 02/15/2028 (e)		18,956	20,108
VICI Properties LP / VICI Note Co., Inc.,
3.75%, 02/15/2027 (e)		500	492
3.88%, 02/15/2029 (e)		510	493
4.25%, 12/01/2026 (e)		621	617
4.50%, 09/01/2026 (e)		332	331
5.75%, 02/01/2027 (e)		2,082	2,111
Vornado Realty LP, 2.15%, 06/01/2026		550	534
XHR LP, 6.63%, 05/15/2030 (e)		1,212	1,235

			139,053

Savings & Loans — 0.0% (g)
Nationwide Building Society, (United Kingdom), Reg. S, (UK Gilts 5 Year + 5.63%), 5.75%, 06/20/2027 (x) (aa)	GBP	500	676

Total Financial			1,244,991

Government — 0.0% (g)
Multi-National — 0.0% (g)
Africa Finance Corp., (Supranational), Reg. S, 2.87%, 08/13/2031		200	170

Industrial — 8.7%
Aerospace/Defense — 1.8%
AAR Escrow Issuer LLC, 6.75%, 03/15/2029 (e)		1,817	1,883
Boeing Co. (The),
2.20%, 02/04/2026		2,443	2,405
2.25%, 06/15/2026		133	130
2.70%, 02/01/2027		69	67
3.10%, 05/01/2026		350	345
3.20%, 03/01/2029		220	209
3.25%, 02/01/2028		307	298
5.04%, 05/01/2027		296	298
5.81%, 05/01/2050		555	534
5.93%, 05/01/2060		655	624
6.26%, 05/01/2027		598	615
6.30%, 05/01/2029		385	407
Bombardier, Inc., (Canada),
6.00%, 02/15/2028 (e)		4,073	4,096
6.75%, 06/15/2033 (e)		3,350	3,471
7.00%, 06/01/2032 (e)		5,239	5,457
7.13%, 06/15/2026 (e)		682	683
7.25%, 07/01/2031 (e)		6,770	7,111
7.45%, 05/01/2034 (e)		400	435
7.50%, 02/01/2029 (e)		714	749
7.88%, 04/15/2027 (e)		596	599
8.75%, 11/15/2030 (e)		5,968	6,460

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Aerospace/Defense — continued
Czechoslovak Group A/S, (Czech Republic), 5.25%, 01/10/2031 (e) (w)	EUR	1,165	1,395
Efesto Bidco SpA Efesto US LLC, (Italy), Series XR, 7.50%, 02/15/2032 (e)		12,499	12,719
Goat Holdco LLC, 6.75%, 02/01/2032 (e)		2,004	2,037
Rolls-Royce plc, (United Kingdom), 3.63%, 10/14/2025 (e)		1,322	1,315
Spirit AeroSystems, Inc.,
3.85%, 06/15/2026		550	540
9.38%, 11/30/2029 (e)		5,081	5,391
9.75%, 11/15/2030 (e)		5,429	5,987
TransDigm, Inc.,
4.63%, 01/15/2029		3,223	3,160
6.00%, 01/15/2033 (e)		10,508	10,554
6.38%, 03/01/2029 (e)		12,794	13,112
6.38%, 05/31/2033 (e)		24,552	24,609
6.63%, 03/01/2032 (e)		14,197	14,703
6.75%, 08/15/2028 (e)		2,802	2,862
7.13%, 12/01/2031 (e)		7,531	7,889
Triumph Group, Inc., 9.00%, 03/15/2028 (e)		8,026	8,387

			151,536

Building Materials — 1.5%
Amrize Finance US LLC,
4.60%, 04/07/2027 (e)		223	224
4.95%, 04/07/2030 (e)		204	207
Builders FirstSource, Inc.,
5.00%, 03/01/2030 (e)		430	422
6.38%, 03/01/2034 (e)		959	977
6.75%, 05/15/2035 (e)		1,560	1,608
Camelot Return Merger Sub, Inc., 8.75%, 08/01/2028 (e)		2,025	1,867
Cornerstone Building Brands, Inc., 6.13%, 01/15/2029 (e)		3,575	2,592
EMRLD Borrower LP / Emerald Co-Issuer, Inc.,
Reg. S, 6.38%, 12/15/2030	EUR	5,495	6,799
6.38%, 12/15/2030 (e)	EUR	731	904
6.63%, 12/15/2030 (e)		21,808	22,298
6.75%, 07/15/2031 (e)		3,267	3,380
Griffon Corp., 5.75%, 03/01/2028		1,380	1,380
HT Troplast GmbH, (Germany), Reg. S, 9.38%, 07/15/2028	EUR	1,550	1,922
JELD-WEN, Inc.,
4.88%, 12/15/2027 (e)		3,970	3,680
7.00%, 09/01/2032 (e)		3,382	2,648
JH North America Holdings, Inc.,
5.88%, 01/31/2031 (e)		2,517	2,538
6.13%, 07/31/2032 (e)		2,858	2,905
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC, 6.75%, 04/01/2032 (e)		906	929
MIWD Holdco II LLC / MIWD Finance Corp., 5.50%, 02/01/2030 (e)		1,950	1,854

SEE NOTES TO FINANCIAL STATEMENTS.

258	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Building Materials — continued
New Enterprise Stone & Lime Co., Inc.,
5.25%, 07/15/2028 (e)		2,603	2,609
9.75%, 07/15/2028 (e)		1,087	1,090
PCF GmbH, (Germany), Reg. S, 4.75%, 04/15/2029	EUR	1,974	1,918
Project Grand UK plc, (United Kingdom), Reg. S, 9.00%, 06/01/2029	EUR	1,625	2,034
Quikrete Holdings, Inc.,
6.38%, 03/01/2032 (e)		17,507	18,029
6.75%, 03/01/2033 (e)		4,637	4,785
Smyrna Ready Mix Concrete LLC,
6.00%, 11/01/2028 (e)		3,196	3,188
8.88%, 11/15/2031 (e)		4,056	4,253
Standard Building Solutions, Inc., 6.50%, 08/15/2032 (e)		10,518	10,778
Standard Industries, Inc.,
Reg. S, 2.25%, 11/21/2026	EUR	9,526	11,083
3.38%, 01/15/2031 (e)		3,355	3,008
4.38%, 07/15/2030 (e)		4,212	3,988
4.75%, 01/15/2028 (e)		850	841
5.00%, 02/15/2027 (e)		1,685	1,681
Wilsonart LLC, 11.00%, 08/15/2032 (e)		3,962	3,599

			132,018

Electrical Components & Equipment — 0.2%
Belden, Inc.,
Reg. S, 3.38%, 07/15/2027	EUR	3,100	3,638
Reg. S, 3.38%, 07/15/2031	EUR	404	455
Energizer Holdings, Inc.,
4.38%, 03/31/2029 (e)		625	592
6.50%, 12/31/2027 (e)		1,375	1,391
EnerSys, 6.63%, 01/15/2032 (e)		235	240
Molex Electronic Technologies LLC, 4.75%, 04/30/2028 (e)		393	395
WESCO Distribution, Inc.,
6.38%, 03/15/2029 (e)		855	880
6.38%, 03/15/2033 (e)		3,081	3,185
6.63%, 03/15/2032 (e)		3,237	3,350
7.25%, 06/15/2028 (e)		1,325	1,342

			15,468

Electronics — 0.2%
Castello BC Bidco SpA, (Italy), Reg. S, (EURIBOR 3 Month + 4.50%), 6.48%, 11/14/2031 (aa)	EUR	700	829
Coherent Corp., 5.00%, 12/15/2029 (e)		1,919	1,884
Imola Merger Corp., 4.75%, 05/15/2029 (e)		1,375	1,327
Sensata Technologies BV, (Netherlands), 4.00%, 04/15/2029 (e)		74	70
Sensata Technologies, Inc.,
3.75%, 02/15/2031 (e)		1,275	1,162
4.38%, 02/15/2030 (e)		4,243	4,051
6.63%, 07/15/2032 (e)		5,665	5,830

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Electronics — continued
Vontier Corp.,
1.80%, 04/01/2026		483	472
2.40%, 04/01/2028		1,875	1,762

			17,387

Engineering & Construction — 0.8%
Abertis Infraestructuras Finance BV, (Netherlands),
Reg. S, (EUR Swap Rate 5 Year + 3.27%), 2.63%, 01/26/2027 (x) (aa)	EUR	9,600	11,150
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.62%), 4.87%, 11/28/2029 (x) (aa)	EUR	1,700	2,048
Arcosa, Inc.,
4.38%, 04/15/2029 (e)		782	756
6.88%, 08/15/2032 (e)		2,683	2,785
Assemblin Caverion Group AB, (Sweden),
Reg. S, 6.25%, 07/01/2030	EUR	850	1,030
6.25%, 07/01/2030 (e)	EUR	4,640	5,623
Bioceanico Sovereign Certificate Ltd., (Cayman Islands), Reg. S, Zero Coupon, 06/05/2034		2,664	2,107
Brand Industrial Services, Inc., 10.38%, 08/01/2030 (e)		10,075	9,346
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/2032 (e)		615	610
Dycom Industries, Inc., 4.50%, 04/15/2029 (e)		343	334
Gatwick Airport Finance plc, (United Kingdom), Reg. S, 4.38%, 04/07/2026	GBP	10,940	14,904
GMR Hyderabad International Airport Ltd., (India), Reg. S, 4.25%, 10/27/2027		629	608
Heathrow Finance plc, (United Kingdom),
Reg. S, SUB, 3.88%, 03/01/2027	GBP	2,000	2,661
Reg. S, 6.63%, 03/01/2031	GBP	9,052	12,351
Jacobs Engineering Group, Inc., 6.35%, 08/18/2028		218	229
Kier Group plc, (United Kingdom), Reg. S, 9.00%, 02/15/2029	GBP	1,300	1,896
Kingston Airport Revenue Finance Ltd., (Cayman Islands), 6.75%, 12/15/2036 (e)		800	804
MasTec, Inc., 4.50%, 08/15/2028 (e)		1,021	1,007
TopBuild Corp., 3.63%, 03/15/2029 (e)		690	653
4.13%, 02/15/2032 (e)		1,125	1,043

			71,945

Environmental Control — 0.6%
Clean Harbors, Inc., 5.13%, 07/15/2029 (e)		41	41
GFL Environmental, Inc., (Canada),
4.00%, 08/01/2028 (e)		2,927	2,843
4.38%, 08/15/2029 (e)		2,730	2,650
4.75%, 06/15/2029 (e)		2,719	2,683
6.75%, 01/15/2031 (e)		5,370	5,619

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	259

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Environmental Control — continued
Luna 2 5SARL, (Luxembourg),
Reg. S, 5.50%, 07/01/2032 (w)	EUR	100	120
5.50%, 07/01/2032 (e) (w)	EUR	5,269	6,324
Madison IAQ LLC,
4.13%, 06/30/2028 (e)		858	834
5.88%, 06/30/2029 (e)		7,754	7,628
Reworld Holding Corp.,
4.88%, 12/01/2029 (e)		4,285	4,077
5.00%, 09/01/2030		1,390	1,314
Seche Environnement SACA, (France), Reg. S, 4.50%, 03/25/2030	EUR	475	565
Waste Pro USA, Inc., 7.00%, 02/01/2033 (e)		10,752	11,159
Wrangler Holdco Corp., 6.63%, 04/01/2032 (e)		5,624	5,845

			51,702

Machinery — Construction & Mining — 0.1%
Manitowoc Co., Inc. (The), 9.25%, 10/01/2031 (e)		1,430	1,505
Terex Corp.,
5.00%, 05/15/2029 (e)		4,024	3,909
6.25%, 10/15/2032 (e)		2,623	2,628
Vertiv Group Corp., 4.13%, 11/15/2028 (e)		3,568	3,478

			11,520

Machinery — Diversified — 0.6%
ATS Corp., (Canada), 4.13%, 12/15/2028 (e)		114	109
Chart Industries, Inc.,
7.50%, 01/01/2030 (e)		4,748	4,971
9.50%, 01/01/2031 (e)		1,678	1,791
Esab Corp., 6.25%, 04/15/2029 (e)		1,309	1,340
GrafTech Finance, Inc., 4.63%, 12/23/2029 (e)		3,250	2,226
GrafTech Global Enterprises, Inc., 9.88%, 12/23/2029 (e)		580	458
Husky Injection Molding Systems Ltd. / Titan Co-Borrower LLC, (Canada), 9.00%, 02/15/2029 (e)		9,890	10,323
Maxim Crane Works Holdings Capital LLC, 11.50%, 09/01/2028 (e)		3,190	3,378
Mueller Water Products, Inc., 4.00%, 06/15/2029 (e)		97	93
Nova Alexandre III SAS, (France), Reg. S, (EURIBOR 3 Month + 5.25%), 7.53%, 07/15/2029 (aa)	EUR	555	662
Regal Rexnord Corp.,
6.05%, 02/15/2026		82	82
6.05%, 04/15/2028		1,469	1,514
6.30%, 02/15/2030		691	724
TK Elevator Holdco GmbH, (Germany),
Reg. S, 6.63%, 07/15/2028	EUR	667	788
7.63%, 07/15/2028 (e)		5,177	5,182

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Machinery — Diversified — continued
TK Elevator Midco GmbH, (Germany), Reg. S, 4.38%, 07/15/2027	EUR	1,053	1,240
TK Elevator US Newco, Inc., 5.25%, 07/15/2027 (e)		11,835	11,824

			46,705

Metal Fabricate/Hardware — 0.1%
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029 (e)		2,645	2,559
Vallourec SACA, (France), 7.50%, 04/15/2032 (e)		3,381	3,544

			6,103

Miscellaneous Manufacturers — 0.2%
Amsted Industries, Inc.,
4.63%, 05/15/2030 (e)		2,966	2,855
6.38%, 03/15/2033 (e)		3,959	4,025
Axon Enterprise, Inc.,
6.13%, 03/15/2030 (e)		1,797	1,848
6.25%, 03/15/2033 (e)		2,270	2,339
Enpro, Inc., 6.13%, 06/01/2033 (e)		1,454	1,487
Maxam Prill Sarl, (Luxembourg), 6.00%, 07/15/2030 (e) (w)	EUR	1,000	1,171
Trinity Industries, Inc., 7.75%, 07/15/2028 (e)		3,070	3,198

			16,923

Packaging & Containers — 1.9%
ARD Finance SA, (Luxembourg), 6.50% (cash), 06/30/2027 (e) (v)		2,388	102
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc, (Multinational),
Reg. S, 3.00%, 09/01/2029	EUR	300	316
4.00%, 09/01/2029 (e)		15,371	14,034
6.00%, 06/15/2027 (e)		2,884	2,893
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., (Multinational),
Reg. S, 2.13%, 08/15/2026	EUR	11,195	12,622
4.13%, 08/15/2026 (e)		10,007	9,395
Ball Corp., 4.25%, 07/01/2032	EUR	1,483	1,770
Clydesdale Acquisition Holdings, Inc.,
6.63%, 04/15/2029 (e)		4,153	4,210
6.75%, 04/15/2032 (e)		10,698	10,970
6.88%, 01/15/2030 (e)		5,318	5,437
8.75%, 04/15/2030 (e)		5,410	5,533
Crown Americas LLC, 5.88%, 06/01/2033 (e)		4,940	4,973
Crown European Holdings SACA, (France),
Reg. S, 4.75%, 03/15/2029	EUR	2,570	3,153
Reg. S, 5.00%, 05/15/2028	EUR	2,389	2,958
Fiber Midco SpA, (Italy), Reg. S, 10.75% (PIK), 06/15/2029 (v)	EUR	100	107

SEE NOTES TO FINANCIAL STATEMENTS.

260	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Packaging & Containers — continued
Graham Packaging Co., Inc., 7.13%, 08/15/2028 (e)		1,600	1,597
Graphic Packaging International LLC,
Reg. S, 2.63%, 02/01/2029	EUR	400	451
3.50%, 03/15/2028 (e)		975	934
3.50%, 03/01/2029 (e)		425	401
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, (Canada), 6.00%, 09/15/2028 (e)		3,564	3,564
Iris Holding, Inc., 10.00%, 12/15/2028 (e)		1,574	1,442
Kleopatra Finco Sarl, (Luxembourg),
Reg. S, 4.25%, 03/01/2026	EUR	365	403
Reg. S, 9.00% (Blend (cash 6.50% + PIK 2.50%)), 09/01/2029 (v)	EUR	101	90
LABL, Inc.,
5.88%, 11/01/2028 (e)		1,840	1,609
8.63%, 10/01/2031 (e)		5,692	4,868
9.50%, 11/01/2028 (e)		4,629	4,280
10.50%, 07/15/2027 (e)		3,080	2,949
Mauser Packaging Solutions Holding Co.,
7.88%, 04/15/2027 (e)		32,448	32,986
9.25%, 04/15/2027 (e)		780	774
OI European Group BV, (Netherlands),
4.75%, 02/15/2030 (e)		250	240
6.25%, 05/15/2028 (e)	EUR	274	333
Owens-Brockway Glass Container, Inc.,
6.63%, 05/13/2027 (e)		354	354
7.25%, 05/15/2031 (e)		295	302
Reno de Medici SpA, (Italy), Reg. S, (EURIBOR 3 Month + 5.00%), 6.98%, 04/15/2029 (aa)	EUR	5,806	5,574
Sealed Air Corp.,
4.00%, 12/01/2027 (e)		757	739
6.50%, 07/15/2032 (e)		2,045	2,120
Sealed Air Corp. / Sealed Air Corp. US,
6.13%, 02/01/2028 (e)		375	381
7.25%, 02/15/2031 (e)		822	865
Toucan FinCo. Ltd. / Toucan FinCo Can, Inc. / Toucan FinCo US LLC, (Multinational),
Reg. S, 8.25%, 05/15/2030	EUR	1,325	1,559
8.25%, 05/15/2030 (e)	EUR	5,214	6,084
9.50%, 05/15/2030 (e)		2,050	2,097
Trident TPI Holdings, Inc., 12.75%, 12/31/2028 (e)		8,338	8,845
TriMas Corp., 4.13%, 04/15/2029 (e)		1,075	1,021
Trivium Packaging Finance BV, (Netherlands),
8.25%, 07/15/2030 (e)		1,274	1,347
12.25%, 01/15/2031 (e)		1,000	1,072

			167,754

Shipbuilding — 0.0% (g)
Huntington Ingalls Industries, Inc., 2.04%, 08/16/2028		540	503

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Transportation — 0.3%
CMA CGM SA, (France),
Reg. S, 5.00%, 01/15/2031	EUR	1,075	1,266
5.00%, 01/15/2031 (e)	EUR	2,853	3,359
Edge Finco plc, (United Kingdom), Reg. S, 8.13%, 08/15/2031	GBP	5,881	8,408
Empresa de los Ferrocarriles del Estado, (Chile), Reg. S, 3.83%, 09/14/2061		1,700	1,076
gategroup Finance Luxembourg SA, (Luxembourg), Reg. S, 3.00%, 02/28/2027	CHF	450	558
Genesee & Wyoming, Inc., 6.25%, 04/15/2032 (e)		2,590	2,643
Mobico Group plc, (United Kingdom),
Reg. S, 3.63%, 11/20/2028	GBP	175	205
Reg. S, 4.88%, 09/26/2031	EUR	100	95
Rand Parent LLC, 8.50%, 02/15/2030 (e)		1,911	1,919
RXO, Inc., 7.50%, 11/15/2027 (e)		1,644	1,686
SGL Group ApS, (Denmark), (EURIBOR 3 Month + 4.75%), 7.01%, 04/22/2030 (aa)	EUR	875	1,033
Star Leasing Co. LLC, 7.63%, 02/15/2030 (e)		2,280	2,261
Stonepeak Nile Parent LLC, 7.25%, 03/15/2032 (e)		618	655
Watco Cos. LLC / Watco Finance Corp, 7.13%, 08/01/2032 (e)		898	939
XPO, Inc.,
6.25%, 06/01/2028 (e)		1,700	1,725
7.13%, 06/01/2031 (e)		150	157
7.13%, 02/01/2032 (e)		475	497

			28,482

Trucking & Leasing — 0.4%
Fortress Transportation and Infrastructure Investors LLC,
5.50%, 05/01/2028 (e)		3,722	3,702
5.88%, 04/15/2033 (e)		4,308	4,253
7.00%, 05/01/2031 (e)		13,782	14,270
7.00%, 06/15/2032 (e)		6,311	6,519
7.88%, 12/01/2030 (e)		5,869	6,225
GATX Corp., 5.40%, 03/15/2027		100	101
Penske Truck Leasing Co. LP / PTL Finance Corp.,
3.40%, 11/15/2026 (e)		81	80
4.20%, 04/01/2027 (e)		489	487
5.35%, 01/12/2027 (e)		316	319

			35,956

Total Industrial			754,002

Technology — 3.4%
Computers — 0.9%
Almaviva-The Italian Innovation Co. SpA, (Italy),
5.00%, 10/30/2030 (e)	EUR	1,500	1,774

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	261

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Computers — continued
Reg. S, 5.00%, 10/30/2030	EUR	2,470	2,920
Amentum Holdings, Inc., 7.25%, 08/01/2032 (e)		4,305	4,431
Atos SE, (France),
Reg. S, SUB, 1.00%, 12/18/2032	EUR	340	170
Reg. S, SUB, 5.00%, 12/18/2030	EUR	6,875	6,881
Reg. S, SUB, 9.00%, 12/18/2029	EUR	10,502	13,796
Booz Allen Hamilton, Inc., 3.88%, 09/01/2028 (e)		123	119
CA Magnum Holdings, (Mauritius), 5.38%, 10/31/2026 (e)		4,637	4,603
CACI International, Inc., 6.38%, 06/15/2033 (e)		3,099	3,195
Cedacri SpA, (Italy), Reg. S, (EURIBOR 3 Month + 4.63%), 6.77%, 05/15/2028 (aa)	EUR	500	589
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029		550	519
Dell International LLC / EMC Corp.,
4.75%, 04/01/2028		197	199
5.00%, 04/01/2030		197	200
Diebold Nixdorf, Inc., 7.75%, 03/31/2030 (e)		1,205	1,280
Fortress Intermediate 3, Inc., 7.50%, 06/01/2031 (e)		6,704	7,022
Gartner, Inc.,
3.75%, 10/01/2030 (e)		500	468
4.50%, 07/01/2028 (e)		623	616
Insight Enterprises, Inc., 6.63%, 05/15/2032 (e)		1,736	1,789
KBR, Inc., 4.75%, 09/30/2028 (e)		438	419
McAfee Corp., 7.38%, 02/15/2030 (e)		10,455	9,878
NCR Atleos Corp., 9.50%, 04/01/2029 (e)		2,475	2,712
NCR Voyix Corp.,
5.00%, 10/01/2028 (e)		3,125	3,093
5.13%, 04/15/2029 (e)		924	910
OVH Groupe SA, (France), Reg. S, 4.75%, 02/05/2031	EUR	1,200	1,428
Seagate Data Storage Technology Pte Ltd., (Singapore),
5.88%, 07/15/2030 (e)		3,065	3,111
8.25%, 12/15/2029 (e) (bb)		1,480	1,576
8.50%, 07/15/2031 (e) (bb)		1,140	1,223

			74,921

Office/Business & Equipment — 0.0% (g)
Xerox Corp., 10.25%, 10/15/2030 (e)		1,078	1,129
Zebra Technologies Corp., 6.50%, 06/01/2032 (e)		1,637	1,683

			2,812

Semiconductors — 0.1%
ams-OSRAM AG, (Austria), Reg. S, 10.50%, 03/30/2029	EUR	700	863

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Semiconductors — continued
Entegris, Inc.,
4.38%, 04/15/2028 (e)		1,100	1,071
4.75%, 04/15/2029 (e)		1,625	1,604
Foundry JV Holdco LLC, 5.90%, 01/25/2030 (e)		1,646	1,720
Intel Corp.,
2.45%, 11/15/2029		156	143
3.15%, 05/11/2027		65	64
3.75%, 08/05/2027		563	555
SK Hynix, Inc., (South Korea), 6.50%, 01/17/2033 (e)		2,500	2,702
Reg. S, 6.50%, 01/17/2033		400	432

			9,154

Software — 2.4%
AppLovin Corp., 5.13%, 12/01/2029		1,854	1,878
AthenaHealth Group, Inc., 6.50%, 02/15/2030 (e)		32,931	32,400
Atlassian Corp., 5.25%, 05/15/2029		710	729
Camelot Finance SA, (Luxembourg), 4.50%, 11/01/2026 (e)		617	608
Capstone Borrower, Inc.,
8.00%, 06/15/2030 (e)		9,966	10,391
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc., 8.00%, 06/15/2029 (e)		1,041	861
Central Parent, Inc. / CDK Global, Inc., 7.25%, 06/15/2029 (e)		4,744	3,858
Cloud Software Group, Inc.,
6.50%, 03/31/2029 (e)		16,963	17,121
8.25%, 06/30/2032 (e)		18,028	19,179
9.00%, 09/30/2029 (e)		25,613	26,520
Constellation Software, Inc., (Canada), 5.16%, 02/16/2029 (e)		443	451
CoreWeave, Inc., 9.25%, 06/01/2030 (e)		5,088	5,200
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029 (e)		3,329	3,412
Elastic NV, (Netherlands), 4.13%, 07/15/2029 (e)		3,514	3,354
Ellucian Holdings, Inc., 6.50%, 12/01/2029 (e)		8,071	8,254
Fair Isaac Corp.,
4.00%, 06/15/2028 (e)		1,912	1,861
6.00%, 05/15/2033 (e)		11,972	12,091
Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl,
Reg. S, 7.88%, 05/01/2029	EUR	594	724
8.75%, 05/01/2029 (e)		914	940
IPD 3 BV, (Netherlands),
Reg. S, 5.50%, 06/15/2031	EUR	1,350	1,612
5.50%, 06/15/2031 (e)	EUR	4,943	5,903
Open Text Corp., (Canada), 6.90%, 12/01/2027 (e)		425	440

SEE NOTES TO FINANCIAL STATEMENTS.

262	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Software — continued
Paychex, Inc., 5.10%, 04/15/2030		292	299
Playtika Holding Corp., 4.25%, 03/15/2029 (e)		348	316
SS&C Technologies, Inc.,
5.50%, 09/30/2027 (e)		2,225	2,224
6.50%, 06/01/2032 (e)		5,622	5,837
TeamSystem SpA, (Italy),
Reg. S, (EURIBOR 3 Month + 3.50%), 5.78%, 07/31/2031 (aa)	EUR	600	708
(EURIBOR 3 Month + 3.50%), 5.78%, 07/31/2031 (e) (aa)	EUR	6,665	7,863
Twilio, Inc.,
3.63%, 03/15/2029		228	217
3.88%, 03/15/2031		1,809	1,692
UKG, Inc., 6.88%, 02/01/2031 (e)		26,218	27,203
ZoomInfo Technologies LLC / ZoomInfo Finance Corp., 3.88%, 02/01/2029 (e)		4,401	4,137

			208,283

Total Technology			295,170

Utilities — 3.3%
Electric — 2.8%
A2A SpA, (Italy), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.26%), 5.00%, 06/11/2029 (x) (aa)	EUR	100	122
AES Corp. (The),
5.45%, 06/01/2028		1,231	1,256
(CMT Index 5 Year + 3.20%), 7.60%, 01/15/2055 (aa)		3,112	3,211
Alexander Funding Trust II, 7.47%, 07/31/2028 (e)		819	876
Algonquin Power & Utilities Corp., (Canada), SUB, 5.37%, 06/15/2026		753	758
Alliant Energy Finance LLC,
5.40%, 06/06/2027 (e)		97	98
5.95%, 03/30/2029 (e)		712	746
Alpha Generation LLC, 6.75%, 10/15/2032 (e)		3,533	3,640
American Electric Power Co., Inc., 5.70%, 08/15/2025		352	352
Black Hills Corp., 5.95%, 03/15/2028		98	102
California Buyer Ltd. / Atlantica Sustainable Infrastructure plc, (United Kingdom),
Reg. S, 5.63%, 02/15/2032	EUR	3,678	4,456
5.63%, 02/15/2032 (e)	EUR	8,405	10,169
6.38%, 02/15/2032 (e)		2,253	2,256
Calpine Corp.,
3.75%, 03/01/2031 (e)		390	370
4.50%, 02/15/2028 (e)		448	445
4.63%, 02/01/2029 (e)		5,335	5,268
5.00%, 02/01/2031 (e)		7,698	7,615
5.13%, 03/15/2028 (e)		6,968	6,959
Capital Power US Holdings, Inc., 5.26%, 06/01/2028 (e)		367	372

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Electric — continued
CenterPoint Energy, Inc., Series B, (CMT Index 5 Year + 2.95%), 6.85%, 02/15/2055 (aa)		1,476	1,527
Centrais Eletricas Brasileiras SA, (Brazil), 6.50%, 01/11/2035 (e)		1,200	1,214
Chile Electricity Lux MPC Sarl, (Luxembourg), Reg. S, 6.01%, 01/20/2033		2,511	2,598
Clearway Energy Operating LLC,
3.75%, 01/15/2032 (e)		5,253	4,714
4.75%, 03/15/2028 (e)		421	416
Cleco Corporate Holdings LLC, 3.74%, 05/01/2026		167	166
Comision Federal de Electricidad, (Mexico),
4.69%, 05/15/2029 (e)		400	391
Reg. S, 5.70%, 01/24/2030		400	399
6.26%, 02/15/2052 (e)		1,000	869
Reg. S, 6.26%, 02/15/2052		400	347
ContourGlobal Power Holdings SA, (Luxembourg),
Reg. S, 3.13%, 01/01/2028	EUR	3,370	3,915
Reg. S, 5.00%, 02/28/2030	EUR	2,119	2,515
5.00%, 02/28/2030 (e)	EUR	9,744	11,564
6.75%, 02/28/2030 (e)		5,094	5,248
Dominion Energy, Inc., (CMT Index 5 Year + 2.21%), 6.63%, 05/15/2055 (aa)		915	929
Duke Energy Corp., (CMT Index 5 Year + 2.59%), 6.45%, 09/01/2054 (aa)		1,097	1,130
Edison International,
(CMT Index 5 Year + 3.86%), 8.13%, 06/15/2053 (aa)		250	242
Series A, (CMT Index 5 Year + 4.70%), 5.38%, 03/09/2026 (x) (aa)		4,920	4,632
EDP SA, (Portugal),
Reg. S, (EUR Swap Rate 5 Year + 2.38%), 1.88%, 08/02/2081 (aa)	EUR	200	232
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.05%), 4.75%, 05/29/2054 (aa)	EUR	1,700	2,051
Reg. S, (EUR Swap Rate 5 Year + 3.18%), 5.94%, 04/23/2083 (aa)	EUR	4,300	5,379
Series NC8, Reg. S, (EUR Swap Rate 5 Year + 2.08%), 1.88%, 03/14/2082 (aa)	EUR	8,600	9,282
Eesti Energia A/S, (Estonia), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 5.17%), 7.88%, 07/15/2029 (x) (aa)	EUR	2,550	3,110
Electricite de France SA, (France),
5.70%, 05/23/2028 (e)		260	268
Reg. S, (GBP Swap Rate 13 Year + 4.23%), 6.00%, 01/29/2026 (x) (aa)	GBP	1,100	1,508
Reg. S, (UK Gilts 5 Year + 3.78%), 7.38%, 06/17/2035 (x) (aa)	GBP	300	416
Enel SpA, (Italy), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.01%), 4.25%, 01/14/2030 (x) (aa)	EUR	1,750	2,081

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	263

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Electric — continued
Engie SA, (France), 5.25%, 04/10/2029 (e)		200	205
EPH Financing International A/S, (Czech Republic), Reg. S, 6.65%, 11/13/2028	EUR	3,200	4,087
Eskom Holdings SOC Ltd., (South Africa),
Reg. S, 6.35%, 08/10/2028		3,800	3,838
Reg. S, 8.45%, 08/10/2028		5,200	5,464
Evergy Missouri West, Inc., 5.15%, 12/15/2027 (e)		166	169
Eversource Energy, 5.95%, 02/01/2029		211	220
Fells Point Funding Trust, 3.05%, 01/31/2027 (e)		726	710
Israel Electric Corp. Ltd., (Israel), Reg. S, 4.25%, 08/14/2028 (e)		3,600	3,496
Liberty Utilities Co., 5.58%, 01/31/2029 (e)		392	403
MVM Energetika Zrt, (Hungary), Reg. S, 7.50%, 06/09/2028		3,400	3,579
National Grid plc, (United Kingdom), 5.60%, 06/12/2028		65	67
NextEra Energy Capital Holdings, Inc.,
(CMT Index 5 Year + 2.05%), 6.38%, 08/15/2055 (aa)		2,128	2,169
(CMT Index 5 Year + 2.46%), 6.75%, 06/15/2054 (aa)		1,501	1,557
Niagara Mohawk Power Corp., 4.65%, 10/03/2030 (e) (w) (bb)		274	274
NRG Energy, Inc.,
3.38%, 02/15/2029 (e)		750	707
3.63%, 02/15/2031 (e)		4,185	3,851
3.88%, 02/15/2032 (e)		2,800	2,571
5.25%, 06/15/2029 (e)		1,204	1,197
5.75%, 01/15/2028		1,085	1,091
5.75%, 07/15/2029 (e)		2,090	2,095
6.00%, 02/01/2033 (e)		6,610	6,676
6.25%, 11/01/2034 (e)		6,689	6,826
(CMT Index 5 Year + 5.92%), 10.25%, 03/15/2028 (e) (x) (aa)		6,745	7,497
NSTAR Electric Co., 4.85%, 03/01/2030		99	101
OGE Energy Corp., 5.45%, 05/15/2029		101	105
Orsted A/S, (Denmark), Reg. S, (UK Gilts 5 Year + 2.14%), 2.50%, 02/18/3021 (aa)	GBP	134	136
Pacific Gas and Electric Co.,
3.15%, 01/01/2026		910	902
3.30%, 12/01/2027		889	860
5.45%, 06/15/2027		7	7
Pattern Energy Operations LP / Pattern Energy Operations, Inc., 4.50%, 08/15/2028 (e)		128	124
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, (Indonesia),
Reg. S, 4.00%, 06/30/2050		3,400	2,389
Reg. S, 4.13%, 05/15/2027		1,200	1,188
Reg. S, 4.38%, 02/05/2050		600	453
Reg. S, 5.25%, 10/24/2042		2,800	2,490
Reg. S, 5.25%, 05/15/2047		1,400	1,212

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Electric — continued
Reg. S, 6.15%, 05/21/2048		3,000	2,920
PG&E Corp.,
5.00%, 07/01/2028		1,600	1,558
5.25%, 07/01/2030		700	668
(CMT Index 5 Year + 3.88%), 7.38%, 03/15/2055 (aa)		1,825	1,727
Pike Corp., 8.63%, 01/31/2031 (e)		402	437
Public Power Corp. SA, (Greece), Reg. S, 4.63%, 10/31/2031	EUR	4,100	4,926
System Energy Resources, Inc., 6.00%, 04/15/2028		584	608
Trinidad Generation UnLtd, (Trinidad and Tobago), 7.75%, 06/16/2033 (e)		800	827
Vistra Corp.,
(CMT Index 5 Year + 5.74%), 7.00%, 12/15/2026 (e) (x) (aa)		11,887	12,030
(CMT Index 5 Year + 6.93%), 8.00%, 10/15/2026 (e) (x) (aa)		2,550	2,612
Series C, (CMT Index 5 Year + 5.05%), 8.88%, 01/15/2029 (e) (x) (aa)		680	739
Vistra Operations Co. LLC,
3.70%, 01/30/2027 (e)		343	338
4.38%, 05/01/2029 (e)		6,629	6,462
5.00%, 07/31/2027 (e)		8,490	8,482
5.50%, 09/01/2026 (e)		1,063	1,064
5.63%, 02/15/2027 (e)		2,615	2,617
6.88%, 04/15/2032 (e)		3,632	3,797
XPLR Infrastructure Operating Partners LP,
3.88%, 10/15/2026 (e)		291	284
8.38%, 01/15/2031 (e)		6,873	7,331

			244,357

Gas — 0.3%
AltaGas Ltd., (Canada), (CMT Index 5 Year + 3.57%), 7.20%, 10/15/2054 (e) (aa)		2,267	2,267
AmeriGas Partners LP / AmeriGas Finance Corp.,
5.75%, 05/20/2027		1,650	1,637
9.50%, 06/01/2030 (e)		1,436	1,490
Brooklyn Union Gas Co. (The), 4.63%, 08/05/2027 (e)		488	489
National Fuel Gas Co.,
5.50%, 10/01/2026		476	481
5.50%, 03/15/2030		965	992
National Gas Co. of Trinidad & Tobago Ltd, (Trinidad and Tobago), Reg. S, 6.05%, 01/15/2036		1,600	1,441
Snam SpA, (Italy), 5.00%, 05/28/2030 (e)		236	238
Southwest Gas Corp., 5.45%, 03/23/2028		72	74
Spire, Inc., 5.30%, 03/01/2026		671	673
Venture Global Plaquemines LNG LLC,
7.50%, 05/01/2033 (e)		5,020	5,376
7.75%, 05/01/2035 (e)		4,479	4,848

			20,006

SEE NOTES TO FINANCIAL STATEMENTS.

264	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Water — 0.2%
Thames Water Utilities Ltd., (United Kingdom), Zero Coupon, 03/22/2027 (e)	GBP	1	1
Veolia Environnement SA, (France),
Reg. S, (EUR Swap Rate 5 Year + 2.84%), 2.50%, 01/20/2029 (x) (aa)	EUR	8,100	9,126
Reg. S, (EUR Swap Rate 5 Year + 2.82%), 5.99%, 11/22/2028 (x) (aa)	EUR	7,700	9,717

			18,844

Total Utilities			283,207

Total Corporate Bonds (Cost $6,643,455)			6,947,935

Foreign Government Securities — 8.2%
Sovereign — 8.0%
Abu Dhabi Government International Bond, (United Arab Emirates), Reg. S, 3.88%, 04/16/2050		1,300	1,009
Angolan Government International Bond, (Angola),
Reg. S, 8.00%, 11/26/2029		8,500	7,698
Reg. S, 9.38%, 05/08/2048		5,500	4,371
Reg. S, 9.50%, 11/12/2025		2,400	2,404
Argentine Republic Government International Bond, (Argentina),
1.00%, 07/09/2029		5,472	4,580
SUB, 3.50%, 07/09/2041		35,800	22,056
Avenir Issuer III Ireland DAC, (Ireland), Series 3Y, Reg. S, 6.00%, 03/22/2027		3,736	3,616
Bahrain Government International Bond, (Bahrain),
Reg. S, 4.25%, 01/25/2028		8,900	8,530
Reg. S, 5.63%, 09/30/2031		3,700	3,516
Benin Government International Bond, (Benin), Reg. S, 6.88%, 01/19/2052	EUR	400	393
Bermuda Government International Bond, (Bermuda),
Reg. S, 2.38%, 08/20/2030		1,575	1,397
Reg. S, 3.72%, 01/25/2027		850	837
Brazilian Government International Bond, (Brazil),
4.75%, 01/14/2050		800	564
6.13%, 01/22/2032		500	511
6.13%, 03/15/2034		950	943
7.13%, 05/13/2054		8,550	8,173
Bulgaria Government International Bond, (Bulgaria),
Series 8Y, Reg. S, 3.63%, 09/05/2032	EUR	7,800	9,517
Series 13Y, Reg. S, 5.00%, 03/05/2037		3,300	3,222
Chile Government International Bond, (Chile),
3.50%, 04/15/2053		1,500	1,049
4.85%, 01/22/2029		6,400	6,491
4.95%, 01/05/2036		8,000	7,845

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Sovereign — continued
Colombia Government International Bond, (Colombia),
3.88%, 04/25/2027		1,280	1,255
4.13%, 05/15/2051		4,700	2,668
5.00%, 06/15/2045		6,300	4,245
5.63%, 02/26/2044		8,100	5,976
7.50%, 02/02/2034		6,900	6,857
8.00%, 11/14/2035		1,500	1,506
8.38%, 11/07/2054		1,400	1,329
8.75%, 11/14/2053		700	692
Costa Rica Government International Bond, (Costa Rica),
Reg. S, 5.63%, 04/30/2043		1,700	1,522
Reg. S, 7.30%, 11/13/2054		3,500	3,623
Dominican Republic International Bond, (Dominican Republic),
Reg. S, 4.50%, 01/30/2030		3,300	3,129
Reg. S, 5.30%, 01/21/2041		5,000	4,305
Reg. S, 5.95%, 01/25/2027		5,800	5,847
Reg. S, 6.00%, 02/22/2033		8,100	7,989
Reg. S, 6.85%, 01/27/2045		5,200	5,138
Reg. S, 6.88%, 01/29/2026		100	101
Reg. S, 8.63%, 04/20/2027		175	182
Ecuador Government International Bond, (Ecuador),
Reg. S, Zero Coupon, 07/31/2030		1,236	892
Reg. S, SUB, 5.00%, 07/31/2040		5,200	3,267
Reg. S, SUB, 5.50%, 07/31/2035		12,247	8,873
Reg. S, SUB, 6.90%, 07/31/2030		9,110	7,903
Egypt Government International Bond, (Egypt),
Reg. S, 3.88%, 02/16/2026		2,600	2,559
Reg. S, 4.75%, 04/16/2026	EUR	11,000	13,027
Reg. S, 5.88%, 02/16/2031		4,000	3,536
Reg. S, 6.38%, 04/11/2031	EUR	12,500	13,638
Reg. S, 7.30%, 09/30/2033		800	711
Reg. S, 7.50%, 02/16/2061		5,600	4,079
Reg. S, 7.63%, 05/29/2032		2,000	1,844
El Salvador Government International Bond, (El Salvador),
Reg. S, 7.12%, 01/20/2050		800	658
Reg. S, 7.65%, 06/15/2035		4,800	4,608
Reg. S, 8.25%, 04/10/2032		1,900	1,918
9.65%, 11/21/2054 (e)		5,100	5,228
Gabon Blue Bond Master Trust Series 2, Reg. S, 6.10%, 08/01/2038		300	300
Gabon Government International Bond, (Gabon), Reg. S, 6.63%, 02/06/2031		1,200	954
Ghana Government International Bond, (Ghana),
Zero Coupon, 07/03/2026 (e)		482	467
Reg. S, 1.50%, 01/03/2037		1,400	640
SUB, 5.00%, 07/03/2029 (e)		1,964	1,842
Reg. S, SUB, 5.00%, 07/03/2029		5,600	5,251

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	265

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Foreign Government Securities — continued
Sovereign — continued
Guatemala Government Bond, (Guatemala),
Reg. S, 4.38%, 06/05/2027		9,900	9,727
Reg. S, 5.38%, 04/24/2032		3,000	2,926
6.05%, 08/06/2031 (e)		1,300	1,322
Reg. S, 6.05%, 08/06/2031		200	203
6.55%, 02/06/2037 (e)		2,600	2,616
Reg. S, 6.55%, 02/06/2037		2,100	2,113
Reg. S, 6.60%, 06/13/2036		3,200	3,244
Hazine Mustesarligi Varlik Kiralama A/S, (Turkey),
Reg. S, 5.13%, 06/22/2026		204	203
6.75%, 09/01/2030 (e) (w)		2,200	2,198
Honduras Government International Bond, (Honduras), 8.63%, 11/27/2034 (e)		1,400	1,469
Hungary Government International Bond, (Hungary),
Reg. S, 5.25%, 06/16/2029		2,400	2,420
5.38%, 09/26/2030 (e)		424	428
Reg. S, 5.50%, 03/26/2036		2,100	2,024
Reg. S, 6.75%, 09/25/2052		2,600	2,652
Series 30Y, 7.63%, 03/29/2041		6,600	7,436
Indonesia Government International Bond, (Indonesia), Reg. S, 6.63%, 02/17/2037		3,900	4,346
Iraq International Bond, (Iraq), Reg. S, 5.80%, 01/15/2028		900	889
Israel Government International Bond, (Israel),
Series 5Y, 5.38%, 03/12/2029		1,000	1,019
Series 30Y, 4.50%, 01/30/2043		400	331
Series 30Y, 5.75%, 03/12/2054		500	463
Ivory Coast Government International Bond, (Ivory Coast),
Reg. S, 4.88%, 01/30/2032	EUR	2,600	2,743
Reg. S, 5.25%, 03/22/2030	EUR	3,500	3,937
Reg. S, SUB, 5.75%, 12/31/2032		184	175
Reg. S, 6.88%, 10/17/2040	EUR	4,300	4,305
Reg. S, 8.25%, 01/30/2037		7,700	7,415
Jordan Government International Bond, (Jordan),
Reg. S, 5.75%, 01/31/2027		7,200	7,153
Reg. S, 7.38%, 10/10/2047		800	709
Latvia Government International Bond, (Latvia), Reg. S, 5.13%, 07/30/2034		1,200	1,200
Magyar Export-Import Bank Zrt, (Hungary), Reg. S, 6.13%, 12/04/2027		4,900	5,007
Mexican Udibonos, (Mexico),
Series S, 2.75%, 11/27/2031	MXN	29,755	1,402
Series S, 3.00%, 12/03/2026	MXN	358,761	18,705
Mexico Government International Bond, (Mexico),
4.50%, 04/22/2029		200	197

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Sovereign — continued
5.75%, 10/12/2110		3,800	2,989
5.85%, 07/02/2032 (w)		3,516	3,557
6.00%, 05/13/2030		813	841
6.00%, 05/07/2036		2,100	2,072
6.40%, 05/07/2054		1,100	1,011
6.63%, 01/29/2038 (w)		1,600	1,624
Mongolia Government International Bond, (Mongolia),
Reg. S, 3.50%, 07/07/2027		1,600	1,498
Reg. S, 4.45%, 07/07/2031		2,300	2,001
7.88%, 06/05/2029 (e)		300	313
Reg. S, 7.88%, 06/05/2029		100	104
8.65%, 01/19/2028 (e)		300	314
Reg. S, 8.65%, 01/19/2028		300	314
Montenegro Government International Bond, (Montenegro), 7.25%, 03/12/2031 (e)		1,700	1,759
Morocco Government International Bond, (Morocco), Reg. S, 5.50%, 12/11/2042		1,700	1,518
Nigeria Government International Bond, (Nigeria),
Reg. S, 7.38%, 09/28/2033		14,409	12,880
Reg. S, 7.63%, 11/21/2025		6,400	6,422
North Macedonia Government International Bond, (North Macedonia), Reg. S, 6.96%, 03/13/2027	EUR	3,300	4,072
Oman Government International Bond, (Oman),
Reg. S, 4.75%, 06/15/2026		1,000	997
Reg. S, 6.25%, 01/25/2031		15,900	16,898
Reg. S, 6.75%, 01/17/2048		2,700	2,790
Oriental Republic of Uruguay, (Uruguay), 5.25%, 09/10/2060		5,800	5,244
Pakistan Global Sukuk Programme Co. Ltd. (The), (Pakistan), Reg. S, 7.95%, 01/31/2029		500	484
Pakistan Government International Bond, (Pakistan),
Reg. S, 6.00%, 04/08/2026		2,000	1,967
Reg. S, 6.88%, 12/05/2027		3,700	3,493
Reg. S, 8.25%, 09/30/2025		3,600	3,588
Reg. S, 8.88%, 04/08/2051		5,000	4,110
Panama Government International Bond, (Panama),
3.16%, 01/23/2030		4,400	3,964
4.50%, 04/01/2056		5,200	3,355
6.85%, 03/28/2054		1,800	1,643
7.13%, 01/29/2026		500	507
7.50%, 03/01/2031		7,200	7,658
7.88%, 03/01/2057		4,000	4,060
8.00%, 03/01/2038		4,000	4,280
8.88%, 09/30/2027		12,600	13,667
Paraguay Government International Bond, (Paraguay),
Reg. S, 5.40%, 03/30/2050		2,300	1,967

SEE NOTES TO FINANCIAL STATEMENTS.

266	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Foreign Government Securities — continued
Sovereign — continued
Reg. S, 5.85%, 08/21/2033		4,900	4,999
6.00%, 02/09/2036 (e)		400	406
Reg. S, 6.00%, 02/09/2036		600	609
6.65%, 03/04/2055 (e)		1,200	1,198
7.90%, 02/09/2031 (e)	PYG	9,789,000	1,179
8.50%, 03/04/2035 (e)	PYG	15,550,000	1,886
Perusahaan Penerbit SBSN Indonesia III, (Indonesia), Reg. S, 5.65%, 11/25/2054		1,000	980
Peruvian Government International Bond,(Peru),
3.23%, 07/28/2121		9,800	5,230
3.60%, 01/15/2072		3,900	2,390
5.50%, 03/30/2036		1,600	1,601
5.88%, 08/08/2054		1,690	1,631
6.20%, 06/30/2055		1,600	1,606
6.55%, 03/14/2037		5,600	6,069
6.90%, 08/12/2037 (e)	PEN	6,300	1,804
Reg. S, 6.95%, 08/12/2031	PEN	3,800	1,163
Philippine Government International Bond, (Philippines),
2.95%, 05/05/2045		2,400	1,647
3.70%, 03/01/2041		2,500	2,032
5.18%, 09/05/2049		1,200	1,110
6.38%, 10/23/2034		1,200	1,319
Qatar Government International Bond, (Qatar),
Reg. S, 4.82%, 03/14/2049		5,000	4,484
Reg. S, 4.88%, 02/27/2035		1,600	1,630
Reg. S, 5.10%, 04/23/2048		5,200	4,901
Reg. S, 6.40%, 01/20/2040		1,400	1,586
Republic of Armenia International Bond, (Armenia),
Reg. S, 3.60%, 02/02/2031		1,500	1,297
Reg. S, 3.95%, 09/26/2029		2,200	2,019
Republic of Cameroon International Bond, (Cameroon),
Reg. S, 5.95%, 07/07/2032	EUR	3,700	3,405
Reg. S, 9.50%, 11/19/2025		267	264
Republic of Kenya Government International Bond, (Kenya),
Reg. S, 7.25%, 02/28/2028		1,600	1,569
Reg. S, 8.00%, 05/22/2032		2,100	1,961
9.50%, 03/05/2036 (e)		3,700	3,483
9.75%, 02/16/2031 (e)		2,800	2,839
Reg. S, 9.75%, 02/16/2031		4,600	4,664
Republic of Poland Government International Bond, (Poland),
Series 5Y, 4.88%, 02/12/2030		1,100	1,121
Series 10Y, 5.38%, 02/12/2035		2,100	2,138
Series 30Y, 5.50%, 04/04/2053		8,100	7,545
Republic of South Africa Government Bond, (South Africa),
Series 2035, 8.88%, 02/28/2035	ZAR	86,400	4,562

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Sovereign — continued
Series 2037, 8.50%, 01/31/2037	ZAR	59,900	2,944
Republic of South Africa Government International Bond, (South Africa), 7.10%, 11/19/2036 (e)		2,700	2,680
7.95%, 11/19/2054 (e)		2,700	2,576
Series 10Y, 4.85%, 09/30/2029		3,000	2,891
Series 12Y, 5.88%, 09/16/2025		838	837
Series 30Y, 5.75%, 09/30/2049		2,800	2,105
Series 30Y, 7.30%, 04/20/2052		3,500	3,162
Republic of Uzbekistan International Bond, (Uzbekistan), Reg. S, 3.90%, 10/19/2031		3,300	2,909
Romanian Government International Bond, (Romania),
Reg. S, 2.12%, 07/16/2031	EUR	2,700	2,648
Reg. S, 2.13%, 03/07/2028	EUR	1,100	1,251
Reg. S, 2.63%, 12/02/2040	EUR	5,100	3,732
Reg. S, 5.13%, 09/24/2031	EUR	1,400	1,626
Reg. S, 5.25%, 11/25/2027		578	579
5.75%, 03/24/2035 (e)		1,000	923
Reg. S, 5.75%, 03/24/2035		300	277
5.88%, 01/30/2029 (e)		2,414	2,431
Reg. S, 5.88%, 01/30/2029		4,150	4,178
Reg. S, 6.13%, 01/22/2044		900	812
Reg. S, 6.38%, 09/18/2033	EUR	1,700	2,062
6.38%, 01/30/2034 (e)		1,800	1,763
Reg. S, 6.38%, 01/30/2034		1,800	1,763
Saudi Government International Bond, (Saudi Arabia),
Reg. S, 3.45%, 02/02/2061		5,700	3,525
Reg. S, 3.75%, 01/21/2055		1,400	953
Reg. S, 4.38%, 04/16/2029		5,100	5,085
Reg. S, 5.00%, 01/16/2034		2,000	2,002
5.13%, 01/13/2028 (e)		570	579
Reg. S, 5.75%, 01/16/2054		1,800	1,718
Senegal Government International Bond, (Senegal),
Reg. S, 4.75%, 03/13/2028	EUR	2,900	2,696
Reg. S, 5.38%, 06/08/2037	EUR	5,500	3,990
Reg. S, 6.25%, 05/23/2033		3,500	2,300
Series 7Y, Reg. S, 7.75%, 06/10/2031		700	512
Serbia International Bond, (Serbia),
Reg. S, 2.05%, 09/23/2036	EUR	2,500	2,237
6.00%, 06/12/2034 (e)		1,400	1,411
Reg. S, 6.00%, 06/12/2034		1,700	1,713
Reg. S, 6.25%, 05/26/2028		5,600	5,786
Reg. S, 6.50%, 09/26/2033		1,000	1,054
Slovenia Government International Bond, (Slovenia), Reg. S, 5.00%, 09/19/2033		2,500	2,530
Sri Lanka Government International Bond, (Sri Lanka),
Reg. S, SUB, 3.60%, 06/15/2035		5,500	3,776
Reg. S, SUB, 3.60%, 02/15/2038		3,200	2,594

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	267

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Foreign Government Securities — continued
Sovereign — continued
Trinidad & Tobago Government International Bond, (Trinidad and Tobago), 5.95%, 01/14/2031 (e)		700	697
Reg. S, 5.95%, 01/14/2031		200	199
Turkiye Government Bond, (Turkey),
Series 4Y, (Turkish Lira Overnight Reference Rate + 0.00%), 49.05%, 05/17/2028 (aa)	TRY	67,300	1,640
Series 4Y, (Turkish Lira Overnight Reference Rate + 0.00%), 49.06%, 05/20/2026 (aa)	TRY	9,600	243
Series 5Y, (Turkish Lira Overnight Reference Rate + 0.00%), 49.06%, 08/19/2026 (aa)	TRY	45,900	1,158
Turkiye Government International Bond, (Turkey),
Series 5Y, 6.38%, 10/14/2025		825	828
Series 6Y, 9.38%, 03/14/2029		3,200	3,526
Series 10Y, 7.63%, 05/15/2034		6,900	7,075
Series 30Y, 5.75%, 05/11/2047		9,100	6,836
Series 30Y, 6.88%, 03/17/2036		7,900	7,640
Turkiye Ihracat Kredi Bankasi A/S, (Turkey), 6.88%, 07/03/2028 (e)		1,100	1,101
7.50%, 02/06/2028 (e)		500	510
Reg. S, 7.50%, 02/06/2028		200	204
Ukraine Government International Bond, (Ukraine),
Reg. S, SUB, 0.00%, 02/01/2030		900	428
Reg. S, SUB, 0.00%, 02/01/2034		8,500	3,212
Reg. S, SUB, 0.00%, 02/01/2035		2,400	1,106
Reg. S, SUB, 0.00%, 02/01/2036		200	94
Reg. S, SUB, 1.75%, 02/01/2029		2,200	1,347
Reg. S, SUB, 1.75%, 02/01/2034		10,800	5,547
Reg. S, SUB, 1.75%, 02/01/2035		2,600	1,312
Reg. S, SUB, 1.75%, 02/01/2036		2,600	1,268
Uruguay Government International Bond, (Uruguay),
5.10%, 06/18/2050		4,100	3,784
5.75%, 10/28/2034		2,500	2,637

Total Sovereign			691,548

Banks — 0.2%
Bank Gospodarstwa Krajowego, (Poland),
Reg. S, 3.88%, 03/13/2035	EUR	3,800	4,477
Reg. S, 6.25%, 10/31/2028		2,500	2,631
6.25%, 07/09/2054 (e)		2,700	2,671
MFB Magyar Fejlesztesi Bank Zrt, (Hungary), Reg. S, 6.50%, 06/29/2028		6,200	6,415
National Bank of Uzbekistan, (Uzbekistan), Reg. S, 4.85%, 10/21/2025		500	497

Total Banks			16,691

Oil & Gas — 0.0% (g)
Korea National Oil Corp., (South Korea),
4.88%, 04/03/2029 (e)		1,500	1,526

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Oil & Gas — continued
Reg. S, 4.88%, 04/03/2029	200	203
Uzbekneftegaz JSC, (Uzbekistan), Reg. S, 4.75%, 11/16/2028	3,200	2,937

Total Oil & Gas		4,666

Total Foreign Government Securities (Cost $689,226)		712,905

U.S. Treasury Obligations — 1.1%
Sovereign — 1.1%
U.S. Treasury Notes,
2.75%, 04/30/2027 (ff)	740	727
3.75%, 04/30/2027	1,573	1,573
3.75%, 04/15/2028	3,077	3,081
3.75%, 12/31/2028 (ee) (ii)	6,020	6,024
4.13%, 10/31/2026	23,225	23,289
4.13%, 02/28/2027	7,276	7,313
4.25%, 01/31/2026 (ee) (ff)	22,650	22,648
4.25%, 11/30/2026	18,965	19,061
4.25%, 12/31/2026	9,600	9,655

Total U.S. Treasury Obligations (Cost $92,944)		93,371

	SHARES
Common Stocks — 0.1%
Basic Materials — 0.0% (g)
Chemicals — 0.0% (g)
Venator Materials plc, (United Kingdom) (a) (bb)	4	704

Communications — 0.1%
Internet — 0.0% (g)
Xplore, Inc., (Canada) (a)	51	150

		150

Media — 0.0% (g)
Diamond Sports Group LLC (a)	137	1,881

Telecommunications — 0.1%
Digicel Holdings Bermuda Ltd. / Digicel International Finance Ltd., (Jamaica) (a)	856	5,993
Intelsat SA, (Luxembourg) (a)	87	3,705

		9,698

Total Communications		11,729

Financial — –%
Real Estate — –%
ADLER Group SA, (Luxembourg) (a) (bb)	1,268	—

Utilities — 0.0% (g)
Electric — 0.0% (g)
Heritage Power LLC, (a) (bb)	47	1,260

Total Utilities		1,260

Total Common Stocks (Cost $11,035)		13,693

SEE NOTES TO FINANCIAL STATEMENTS.

268	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	SHARES	VALUE($)
Preferred Stocks — 0.1%
Communications — 0.0% (g)
Telecommunications — 0.0% (g)
Digicel Holdings Bermuda Ltd., expiring, (Bermuda) (a) (bb)	56	656
Qwest Corp., 6.75%, 06/15/2057	40	721

Total Communications		1,377

Consumer Cyclical — 0.1%
Retail — 0.1%
Ferrellgas Escrow LLC, expiring (a) (bb)	6	6,467

Total Preferred Stocks
(Cost $7,427)		7,844

	PRINCIPAL AMOUNT($)
Loan Assignments — 4.5% (o)
Basic Materials — 0.2%
Chemicals — 0.2%
Consolidated Energy Finance S.A., 2024 Incremental Term Loan, (Luxembourg), (CME Term SOFR 3 Month + 4.50%), 8.83%, 11/15/2030 (u) (aa)	2,297	2,165
Discovery Purchaser Corp., Initial Term Loan (First Lien), (CME Term SOFR 3 Month + 3.75%), 8.02%, 10/04/2029 (aa)	3,338	3,331
Ecovyst Catalyst Technologies LLC, Second Amendment Term Loan, (CME Term SOFR 3 Month + 2.00%), 6.28%, 06/12/2031 (aa)	993	985
Herens Holdco S.a r.l., Facility B (USD), (Switzerland), (CME Term SOFR 3 Month + 3.93%), 8.32%, 07/03/2028 (aa)	2,182	1,984
Olympus Water US Holding Corp., Term B-6 Dollar Loan, (CME Term SOFR 3 Month + 3.00%), 4.30%, 06/20/2031 (u) (aa)	1,072	1,058
TPC Group, Inc., Initial Term Loan, (CME Term SOFR 6 Month + 5.75%), 9.95%, 12/16/2031 (aa)	5,107	4,903
Venator Materials LLC, First-Out B Term Loan, (CME Term SOFR 3 Month + 2.00%), 6.30%, 07/16/2026 (aa)	967	958
Venator Materials LLC, First-Out Term Loan, (CME Term SOFR 3 Month + 2.00%), 6.26%, 01/16/2026 (aa)	943	934
Venator Materials LLC, Initial Term Loan, (CME Term SOFR 3 Month + 2.00%), 6.32%, 10/12/2028 (aa)	1,344	1,092

		17,410

Forest Products & Paper — 0.0% (g)
Glatfelter Corp., Term Loan, (CME Term SOFR 3 Month + 4.25%), 8.58%, 11/04/2031 (aa)	945	925

Total Basic Materials		18,335

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Communications — 1.3%
Advertising — 0.1%
Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan, (CME Term SOFR 1 Month + 4.00%), 8.44%, 08/21/2028 (aa)		2,710	2,682
Neptune BidCo US, Inc., Dollar Term B Loan (First Lien), (CME Term SOFR 3 Month + 5.00%), 9.33%, 04/11/2029 (aa)		4,056	3,826

			6,508

Internet — 0.1%
AVIV Group GmbH, Facility B, (Germany), (EURIBOR 3 Month + 4.00%), 6.10%, 04/23/2032 (aa)	EUR	3,824	4,505
Cablevision Lightpath LLC, 2025 Refinancing Term Loan, (CME Term SOFR 1 Month + 3.00%), 7.31%, 11/30/2027 (aa)		1,360	1,363
Gen Digital, Inc., Initial Tranche A Term Loan, (CME Term SOFR 1 Month + 1.50%), 5.93%, 09/10/2027 (aa)		1,507	1,505
MH Sub I LLC, 2023 May Incremental Term Loan (First Lien), (CME Term SOFR 1 Month + 4.25%), 8.58%, 05/03/2028 (aa)		2,724	2,552
MH SUB I LLC, 2024 December New Term Loan (First Lien), (CME Term SOFR 1 Month + 4.25%), 8.58%, 12/31/2031 (aa)		1,843	1,598
Proofpoint, Inc., Term Loan, (CME Term SOFR 3 Month + 3.00%), 7.31%, 08/31/2028 (aa)		480	480

			12,003

Media — 0.4%
CSC Holdings LLC, 2022 Refinancing Term Loan, (CME Term SOFR 1 Month + 4.50%), 8.81%, 01/18/2028 (aa)		14,940	14,716
CSC Holdings LLC, September 2019 Initial Term Loan, (PRIME 3 Month + 1.50%), 9.00%, 04/15/2027		1,328	1,292
Diamond Sports Net LLC, Term Loan (First Lien), 15.00%, 01/02/2028		942	851
DIRECTV Financing LLC, 2025 Incremental Term B Loan, (CME Term SOFR 1 Month + 5.50%), 9.83%, 02/17/2031 (aa)		6,522	6,206
DIRECTV Financing LLC, Closing Date Term Loan, (CME Term SOFR 3 Month + 5.00%), 9.54%, 08/02/2027 (aa)		290	291
Gray Television, Inc., Term D Loan, (CME Term SOFR 1 Month + 3.00%), 7.44%, 12/01/2028 (aa)		2,476	2,391
Gray Television, Inc., Term F Loan, (CME Term SOFR 1 Month + 5.25%), 9.57%, 06/04/2029 (aa)		487	486

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	269

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Loan Assignments — continued
Media — continued
iHeartCommunications, Inc., Initial Term Loan, (CME Term SOFR 1 Month + 5.78%), 10.22%, 05/01/2029 (aa)		1,070	869
Radiate Holdco LLC, Amendment No. 6 Term B Loan, (CME Term SOFR 1 Month + 3.25%), 7.69%, 09/25/2026 (aa)		7,351	6,384
Summer, Extended Facility B (USD), (CME Term SOFR 3 Month + 5.00%), 9.56%, 02/15/2029 (aa)		762	764
Virgin Media Bristol LLC, Facility Q, (CME Term SOFR 1 Month + 3.25%), 7.68%, 01/31/2029 (aa)		1,225	1,213
Virgin Media Bristol LLC, N Facility, (CME Term SOFR 1 Month + 2.50%), 6.93%, 01/31/2028 (aa)		867	855

			36,318

Telecommunications — 0.7%
Altice Financing S.A., 2022 Refinancing Dollar Commitments, (Luxembourg), (CME Term SOFR 3 Month + 5.00%), 9.26%, 10/31/2027 (aa)		2,728	2,185
Altice France S.A., EUR TLB-[14] Loan, (France), (EURIBOR 3 Month + 5.50%), 7.78%, 08/15/2028 (aa)	EUR	6,124	6,462
CommScope LLC, Initial Term Loan, (CME Term SOFR 1 Month + 5.25%), 9.83%, 12/17/2029 (aa)		2,508	2,536
Connect Finco Sarl, Amendment No. 1 Refinancing Term Loan (2024), (Luxembourg), (CME Term SOFR 1 Month + 3.50%), 7.83%, 12/11/2026 (aa)		253	252
Digicel International Finance Ltd., Initial Term Loan (First Lien), (Saint Lucia), (CME Term SOFR 3 Month + 5.15%), 9.53%, 05/25/2027 (aa)		5,528	5,505
Eircom Finco S.a r.l., Term Loan, (Luxembourg), (EURIBOR 3 Month + 2.75%), 1.96%, 05/15/2029 (u) (aa)	EUR	3,000	3,519
Level 3 Financing, Inc., Term B-3 Refinancing Loan, (CME Term SOFR 3 Month + 4.25%), 8.58%, 03/29/2032 (aa)		9,019	9,111
Lorca Telecom Bidco, S.A., Facility B5, (United Kingdom), (EURIBOR 3 Month + 2.75%), 2.06% 03/25/2031 (u) (aa)	EUR	2,000	2,336
Lumen Technologies, Inc., Term A Loan, (CME Term SOFR 1 Month + 6.00%), 10.33%, 06/01/2028 (aa)		263	270
Lumen Technologies, Inc., Term B-1 Loan, (CME Term SOFR 1 Month + 2.35%), 6.79%, 04/16/2029 (u) (aa)		6,700	6,610
Lumen Technologies, Inc., Term B-2 Loan, (CME Term SOFR 1 Month + 2.35%), 6.79%, 04/15/2030 (u) (aa)		3,719	3,668

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Telecommunications — continued
Odido Holding BV, Facility B2, (Netherlands), (EURIBOR 3 Month + 3.15%), 5.13%, 03/30/2029 (u) (aa)	EUR	6,277	7,361
ViaSat, Inc., Initial Term Loan, (CME Term SOFR 1 Month + 4.50%), 8.93%, 05/30/2030 (aa)		1,741	1,660
Xplore, Inc., Initial Term Loan (First Lien), (Canada), (CME Term SOFR 3 Month + 1.50%), 6.09%, 10/24/2029 (aa)		226	213
Xplore, Inc., Second Out Term Loan (First Lien), (Canada), (CME Term SOFR 3 Month + 1.50%), 6.09%, 10/24/2031 (aa)		780	576
Zayo Group Holdings, Inc., Initial Dollar Term Loan, (CME Term SOFR 1 Month + 3.00%), 7.44%, 03/09/2027 (aa)		10,357	9,831

			62,095

Total Communications			116,924

Consumer Cyclical — 0.6%
Airlines — 0.0% (g)
AAdvantage Loyalty IP Ltd., 2025 Replacement Term Loan, (Cayman Islands), (CME Term SOFR 3 Month + 2.25%), 6.52%, 04/20/2028 (aa)		320	317
VistaJet Malta Finance Plc, Initial Term Loan, (CME Term SOFR 3 Month + 3.75%), 8.05%, 04/01/2031 (aa)		450	451

			768

Auto Parts & Equipment — 0.1%
First Brands Group LLC, 2021 Term Loan (Second Lien), (CME Term SOFR 3 Month + 8.50%), 13.04%, 03/30/2028 (aa)		6,382	5,712
Tenneco, Inc., Term A Loan (First Lien), (CME Term SOFR 3 Month + 4.75%), 9.17%, 11/17/2028 (u) (aa)		2,659	2,586
Tenneco, Inc., Term B Loan (First Lien), (CME Term SOFR 3 Month + 5.00%), 9.42%, 11/17/2028 (aa)		1,161	1,131

			9,429

Entertainment — 0.0% (g)
Great Canadian Gaming Corp., 2024 Refinancing Term Loan (First Lien), (Canada), (CME Term SOFR 3 Month + 4.75%), 9.07%, 11/01/2029 (aa)		1,119	1,091

Housewares — 0.0% (g)
SWF Holdings I Corp., Tranche A-1 Term Loan, (CME Term SOFR 1 Month + 4.50%), 8.83%, 12/19/2029 (aa)		364	363

SEE NOTES TO FINANCIAL STATEMENTS.

270	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Loan Assignments — continued
Housewares — continued
SWF Holdings I Corp., Tranche A-2 Term Loan, (CME Term SOFR 1 Month + 4.00%), 8.44%, 10/06/2028 (aa)		332	253

			616

Leisure Time — 0.0% (g)
City Football Group Ltd., Term B-1 Loan, (United Kingdom), (CME Term SOFR 3 Month + 3.50%), 8.04%, 07/21/2030 (aa)		1,163	1,155

Lodging — 0.1%
Wyndham Hotels & Resorts, Inc., 2022 Term A Loan, (CME Term SOFR 1 Month + 1.75%), 6.18%, 04/08/2027 (aa)		1,220	1,219

Retail — 0.4%
Breitling Holdings S.a r.l., Facility B, (Luxembourg), (EURIBOR 6 Month + 3.90%), 5.94%, 10/25/2028 (u) (aa)	EUR	3,441	3,713
CD&R Firefly Bidco Ltd., Facility B10, (United Kingdom), (SONIA 3 Month + 4.75%), 9.21%, 04/29/2029	GBP	2,800	3,819
Foundation Building Materials, Inc., 2024 Incremental Term Loan, (CME Term SOFR 3 Month + 4.00%), 8.28%, 01/29/2031 (aa)		6,313	6,168
Foundation Building Materials, Inc., 2025 Incremental Term Loan (First Lien), (CME Term SOFR 3 Month + 5.25%), 9.55%, 01/29/2031 (aa)		1,093	1,076
Foundation Building Materials, Inc., Initial Term Loan (First Lien), (CME Term SOFR 3 Month + 3.25%), 7.79%, 01/31/2028 (aa)		1,343	1,324
Great Outdoors Group LLC, Term B-3 Loan, (CME Term SOFR 1 Month + 3.25%), 7.58%, 01/23/2032 (u) (aa)		1,426	1,422
LBM Acquisition LLC, Initial Term Loan (First Lien), (CME Term SOFR 1 Month + 3.75%), 8.18%, 12/17/2027 (aa)		744	733
Marshall Group Holding, Facility B, (Luxembourg), (EURIBOR 3 Month + 4.50%), 6.82%, 04/01/2032 (aa)	EUR	3,615	4,152
PetSmart LLC, Initial Term Loan, (CME Term SOFR 1 Month + 3.75%), 8.18%, 02/11/2028 (aa)		1,216	1,201
Sabre GLBL, Inc., 2021 Other Term B-1 Loan, (CME Term SOFR 1 Month + 3.50%), 7.94%, 12/17/2027 (aa)		104	102
Sabre GLBL, Inc., 2021 Other Term B-2 Loan, (CME Term SOFR 1 Month + 3.50%), 7.94%, 12/17/2027 (aa)		60	59

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Retail — 0.4%
Sabre GLBL, Inc., 2024 Term B-2 Loan, (CME Term SOFR 1 Month + 6.00%), 10.43%, 11/15/2029 (aa)		144	136
Sabre GLBL Inc., 2022 Other Term B Loan, (CME Term SOFR 1 Month + 4.25%), 8.68%, 06/30/2028 (aa)		65	64
Sabre GLBL Inc., 2024 Term B-1 Loan, (CME Term SOFR 1 Month + 6.00%), 10.43%, 11/15/2029 (aa)		695	691
White Cap Supply Holdings LLC, Tranche C Term Loan, (CME Term SOFR 1 Month + 3.25%), 7.58%, 10/19/2029 (aa)		9,017	8,953

			33,613

Total Consumer Cyclical			47,891

Consumer Non-cyclical — 0.8%
Beverages — 0.0% (g)
Sazerac Co., Inc., Term Loan B, (CME Term SOFR 3 Month + 2.50%), 2.70%, 06/26/2032 (aa)		2,898	2,894

Commercial Services — 0.2%
Allied Universal Holdco LLC, Initial U.S. Dollar Term Loan, (CME Term SOFR 1 Month + 3.75%), 8.18%, 05/12/2028 (u) (aa)		2,739	2,751
Amber Finco PLC, Facility B3, (United Kingdom), (EURIBOR 3 Month + 3.25%), 1.98%, 06/11/2029 (u) (aa)	EUR	300	353
Camelot U.S. Acquisition LLC, Amendment No. 7 Incremental Term Loan, (CME Term SOFR 3 Month + 3.25%), 7.58%, 01/31/2031 (aa)		2,439	2,439
Champions Holdco, Inc., Initial Term Loan, (CME Term SOFR 3 Month + 4.75%), 9.08%, 02/23/2029 (aa)		1,980	1,845
Jupiter Buyer, Inc., Initial Term Loan, (CME Term SOFR 3 Month + 4.75%), 9.05%, 11/01/2031 (aa)		735	740
Lernen Bidco Ltd., Facility B2 (USD), (United Kingdom), (CME Term SOFR 6 Month + 4.00%), 8.29%, 10/27/2031 (aa)		3,731	3,753
Obol France 2.5 SAS, Facility B3, (France), (EURIBOR 6 Month + 5.00%), 7.19%, 12/31/2028 (aa)	EUR	4,250	4,909
Shift4 Payments LLC, Term Loan, (CME Term SOFR 3 Month + 2.75%), 3.00%, 05/10/2032 (aa)		1,111	1,120
Vortex Opco LLC, Second-Out New Money Term Loan, (Cayman Islands), (CME Term SOFR 3 Month + 4.25%), 8.66%, 12/17/2028 (aa)		357	155

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	271

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Loan Assignments — continued
Commercial Services — continued
Wand Newco 3, Inc., Tranche B-2 Term Loan (First Lien), (CME Term SOFR 1 Month + 2.50%), 6.83%, 01/30/2031 (aa)		2,564	2,550

			20,615

Food — 0.1%
8th Avenue Food & Provisions, Inc., Term Loan (First Lien), (CME Term SOFR 3 Month + 3.75%), 7.33%, 10/01/2025 (u) (aa)		722	721
Market Bidco Ltd., Facility B4 (GBP), (United Kingdom), (SONIA 3 Month + 5.25%), 9.57%, 11/04/2030 (u)	GBP	750	1,000

			1,721

Healthcare — Products — 0.1%
Bausch + Lomb Corp., Term Loan B, (Canada), (CME Term SOFR 1 Month + 4.25%), 8.57%, 12/17/2030 (aa)		4,858	4,861

Healthcare — Services — 0.2%
Cidron Atrium SE, Facility B1 (First Lien), (Germany), 05/22/2028 (u)	EUR	2,500	2,947
LifePoint Health, Inc., 2024-1 Refinancing Term Loan (First Lien), (CME Term SOFR 3 Month + 3.75%), 8.01%, 05/17/2031 (aa)		2,971	2,936
LifePoint Health, Inc., 2024-2 Refinancing Term Loan (First Lien), (CME Term SOFR 3 Month + 3.50%), 7.82%, 05/19/2031 (aa)		1,020	1,002
MPH Acquisition Holdings LLC, Exchange First Out Term Loan, (CME Term SOFR 3 Month + 3.75%), 8.03%, 12/31/2030 (u) (aa)		1,560	1,533
MPH Acquisition Holdings LLC, Second Out Term Loan, (CME Term SOFR 3 Month + 4.60%), 9.14%, 12/31/2030 (u) (aa)		1,182	1,057
Quorum Health Corp., Term Loan (Exit), (CME Term SOFR 3 Month + 6.50%), 10.81%, 01/31/2028 (aa)		673	482
Star Parent, Inc., Term Loan, (CME Term SOFR 3 Month + 4.00%), 8.30%, 09/27/2030 (aa)		5,241	5,187

			15,144

Pharmaceuticals — 0.2%
Cooper Consumer Health, Facility B3, (France), (EURIBOR 3 Month + 4.00%), 5.98%, 11/06/2028 (aa)	EUR	3,775	4,448

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Pharmaceuticals — continued
Elanco Animal Health, Inc., Term Loan, (CME Term SOFR 1 Month + 1.75%), 6.17%, 08/01/2027 (aa)		1,518	1,516
Endo Finance Holdings, Inc., 2024 Refinancing Term Loan, (CME Term SOFR 1 Month + 4.00%), 8.33%, 04/23/2031 (aa)		976	973
Gainwell Acquisition Corp., Term B Loan (First Lien), (CME Term SOFR 3 Month + 4.00%), 8.40%, 10/01/2027 (aa)		2,642	2,541
Skio Bidco BV, Facility B, (Netherlands), 06/14/2032 (u)	EUR	4,426	5,209

			14,687

Total Consumer Non-cyclical			59,922

Diversified — 0.0% (g)
Holding Companies — Diversified — 0.0% (g)
GN Loanco LLC, Term B Loan, (CME Term SOFR 3 Month + 4.50%), 8.78%, 12/19/2030 (aa)		1,569	1,556

Energy — 0.0% (g)
Oil & Gas Services — 0.0% (g)
Star Holding LLC, Term B Loan (First Lien), (CME Term SOFR 1 Month + 4.50%), 8.83%, 07/31/2031 (aa)		1,721	1,639

Pipelines — 0.0% (g)
Buckeye Partners LP, 2024 Tranche B-5 Term Loan, (CME Term SOFR 1 Month + 1.75%), 6.08%, 11/01/2026 (aa)		750	750

Total Energy			2,389

Financial — 0.4%
Banks — 0.0% (g)
Ziraat Katilim Bankasi Anonim Sirketi, Tranche B, (CME Term SOFR 3 Month + 3.00%), 7.32%, 06/15/2034 (aa) (bb)		2,400	2,400

Diversified Financial Services — 0.1%
Corpay Technologies Operating Co. LLC, Term B-5 Loan, (CME Term SOFR 1 Month + 1.75%), 6.08%, 04/28/2028 (aa)		1,481	1,481
CPI Holdco B LLC, Initial Term Loan, (CME Term SOFR 1 Month + 2.00%), 6.33%, 05/17/2031 (aa)		1	—	(h)
Deerfield Dakota Holding LLC, 2021 Replacement Term Loan (Second Lien), (CME Term SOFR 3 Month + 6.75%), 11.31%, 04/07/2028 (aa)		653	622
Deerfield Dakota Holding LLC, Initial Dollar Term Loan (First Lien), (CME Term SOFR 3 Month + 3.75%), 8.05%, 04/09/2027 (aa)		892	866

SEE NOTES TO FINANCIAL STATEMENTS.

272	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Loan Assignments — continued
Diversified Financial Services — continued
Focus Financial Partners LLC, Tranche B Incremental Term Loan, (CME Term SOFR 1 Month + 2.75%), 7.08%, 09/15/2031 (aa)		682	681
Osttra Group Ltd., Term Loan (First Lien), (United Kingdom), (CME Term SOFR 3 Month + 3.50%), 7.83%, 05/20/2032 (aa)		760	762
Setanta Aircraft Leasing Designated Activity Co., New Loan, (Ireland), (CME Term SOFR 3 Month + 1.75%), 6.05%, 11/05/2028 (aa)		119	119

			4,531

Insurance — 0.2%
Acrisure LLC, 2024 Repricing Term B-6 Loan (First Lien), (CME Term SOFR 1 Month + 3.00%), 7.33%, 11/06/2030 (aa)		1,489	1,483
AssuredPartners, Inc., 2024 Term Loan, (CME Term SOFR 1 Month + 3.50%), 7.83%, 02/14/2031 (u) (aa)		2,965	2,972
Asurion LLC, New B-12 Term Loan (First Lien), (CME Term SOFR 1 Month + 4.25%), 8.58%, 09/19/2030 (aa)		5,056	4,925
Asurion LLC, New B-4 Term Loan (Second Lien), (CME Term SOFR 1 Month + 5.25%), 9.69%, 01/20/2029 (aa)		2,910	2,694
Asurion LLC, New B-9 Term Loan (First Lien), (CME Term SOFR 1 Month + 3.25%), 7.69%, 07/31/2027 (aa)		1,825	1,822
Asurion LLC, New Term B-13 Loan (First Lien), (CME Term SOFR 3 Month + 4.25%), 4.25%, 09/19/2030 (aa)		1,528	1,483
Truist Insurance Holdings LLC, Amendment No.1 Replacement Term Loan (First Lien), (CME Term SOFR 3 Month + 2.75%), 7.05%, 05/06/2031 (aa)		538	537
Truist Insurance Holdings LLC, Initial Term Loan (Second Lien), (CME Term SOFR 3 Month + 4.75%), 9.05%, 05/06/2032 (aa)		2,094	2,117

			18,033

Investment Companies — 0.1%
Artemis Bidco Ltd.,Term Loan B, (United Kingdom), 05/28/2032 (u) (aa)	EUR	4,535	5,337

Real Estate — 0.0% (g)
CoreLogic, Inc., Initial Term Loan (First Lien), (CME Term SOFR 1 Month + 3.50%), 7.94%, 06/02/2028 (aa)		737	728

Total Financial			31,029

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Government — 0.1%
Sovereign — 0.1%
Republic of Cote d’Ivoire, Term Loan, (EURIBOR 6 Month + 3.05%), 5.40%, 02/11/2034 (aa) (bb)	EUR	4,000	4,696
Republic of Tanzania, Term Loan, (CME Term SOFR 6 Month + 5.47%), 9.71%, 06/20/2030 (aa) (bb)		5,000	4,981

Total Government			9,677

Industrial — 0.3%
Building Materials — 0.0% (g)
Cornerstone Building Brands, Inc., Tranche C Term Loan, (CME Term SOFR 1 Month + 4.50%), 8.81%, 05/15/2031 (aa)		339	287
ECO Material Technologies, Inc., Initial Term Loan, (CME Term SOFR 6 Month + 3.25%), 7.47%, 02/12/2032 (aa)		1,333	1,340
Quikrete Holdings, Inc., Tranche B-3 Term Loan (First Lien), (CME Term SOFR 1 Month + 2.25%), 6.58%, 02/10/2032 (aa)		873	871
Wilsonart LLC, Initial Term Loan, (CME Term SOFR 3 Month + 4.25%), 8.55%, 08/05/2031 (aa)		1,621	1,595

			4,093

Electronics — 0.1%
LIKEWIZE Corp., Closing Date Term Loan, (CME Term SOFR 3 Month + 5.75%), 10.03%, 08/27/2029 (aa)		1,791	1,719
LSF12 Crown US Commercial Bidco LLC, Term Loan, (CME Term SOFR 1 Month + 4.25%), 8.57%, 12/02/2031 (aa)		2,434	2,445

			4,164

Engineering & Construction — 0.1%
Brand Industrial Services, Inc., Tranche C Term Loan, (CME Term SOFR 3 Month + 4.50%), 8.78%, 08/01/2030 (aa)		7,796	6,494

Machinery — Construction & Mining — 0.0% (g)
Vertiv Group Corp., Term B-3 Loan, (CME Term SOFR 1 Month + 1.75%), 6.07%, 03/02/2027 (u) (aa)		454	454

Machinery — Diversified — 0.1%
GrafTech Global Enterprises, Inc., Term Loan, (CME Term SOFR 1 Month + 6.00%), 10.32%, 12/21/2029 (aa)		1,263	1,266
Husky Injection Molding Systems Ltd., Amendment No. 5 Refinancing Term Loan, (Canada), (CME Term SOFR 6 Month + 4.50%), 8.67%, 02/15/2029 (aa)		3,763	3,770

			5,036

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	273

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Loan Assignments — continued
Metal Fabricate/Hardware — 0.0% (g)
Crosby US Acquisition Corp., Amendment No. 4 Replacement Term Loan, (CME Term SOFR 1 Month + 3.50%), 7.83%, 08/16/2029 (aa)	554	556
Doncasters US Finance LLC, Initial Term Loan, (CME Term SOFR 3 Month + 6.50%), 10.80%, 04/23/2030 (aa)	2,202	2,228

		2,784

Packaging & Containers — 0.0% (g)
Iris Holding, Inc., Initial Term Loan (First Lien), (CME Term SOFR 3 Month + 4.75%), 9.13%, 06/28/2028 (aa)	1,452	1,410
LABL, Inc., Initial Dollar Term Loan, (CME Term SOFR 1 Month + 5.00%), 9.43%, 10/30/2028 (aa)	2,219	1,994

		3,404

Total Industrial		26,429

Technology — 0.8%
Computers — 0.2%
Atlas CC Acquisition Corp., Term B Loan (First Lien), (CME Term SOFR 3 Month + 4.25%), 8.84%, 05/25/2028 (aa)	1,201	622
Atlas CC Acquisition Corp., Term C Loan (First Lien), (CME Term SOFR 3 Month + 4.25%), 8.84%, 05/25/2028 (aa)	244	126
Bingo Holdings I LLC, Term Loan, (CME Term SOFR 3 Month + 4.50%), 4.30%, 06/11/2032 (u) (aa)	1,550	1,525
Clover Holdings 2 LLC, Initial Floating Rate Term Loan, (CME Term SOFR 3 Month + 4.00%), 8.31%, 12/09/2031 (aa)	5,000	5,002
McAfee Corp., Second Amendment Tranche B-1 Term Loan, (CME Term SOFR 1 Month + 3.00%), 7.32%, 03/01/2029 (aa)	1,724	1,671
NCR Atleos Corp., New Term B Loan, (CME Term SOFR 3 Month + 3.75%), 8.03%, 04/16/2029 (aa)	683	687
X Corp., Tranche B-3 Term Loan (First Lien), 9.50%, 10/26/2029	5,045	4,902

		14,535

Semiconductors — 0.0% (g)
Altera Corp., Term Loan B, (CME Term SOFR 3 Month + 3.00%), 3.00%, 06/21/2032 (aa)	2,663	2,661

Software — 0.6%
Ascend Learning LLC, Initial Term Loan (Second Lien), (CME Term SOFR 1 Month + 5.75%), 10.18%, 12/10/2029 (aa)	215	215
athenahealth Group, Inc., Initial Term Loan, (CME Term SOFR 1 Month + 2.75%), 7.08%, 02/15/2029 (aa)	6,296	6,286

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Software — continued
Boxer Parent Co. Inc., 2031 Replacement Dollar Term Loan, (CME Term SOFR 3 Month + 3.00%), 7.33%, 07/30/2031 (aa)	623	619
Boxer Parent Co. Inc., Initial Term Loan (Second Lien), (CME Term SOFR 3 Month + 5.75%), 10.08%, 07/30/2032 (aa)	1,366	1,326
Central Parent LLC, 2024 Refinancing Term Loan (First Lien), (CME Term SOFR 3 Month + 3.25%), 7.55%, 07/06/2029 (aa)	1,798	1,497
Cloud Software Group, Inc., Seventh Amendment Tranche B-1 Term Loan, (CME Term SOFR 3 Month + 3.50%), 7.80%, 03/29/2029 (aa)	3,979	3,981
Cloud Software Group, Inc., Sixth Amendment Term Loan, (CME Term SOFR 3 Month + 3.75%), 8.05%, 03/21/2031 (aa)	4,810	4,817
Cotiviti, Inc., Initial Fixed Rate Term Loan, 7.63%, 05/01/2031	14,063	14,116
Cotiviti, Inc., Initial Floating Rate Term Loan, (CME Term SOFR 1 Month + 2.75%), 7.07%, 05/01/2031 (aa)	3,960	3,938
Ellucian Holdings, Inc., Initial Term Loan (Second Lien), (CME Term SOFR 1 Month + 4.75%), 9.08%, 11/22/2032 (aa)	5,738	5,853
Polaris Newco LLC, Dollar Term Loan (First Lien), (CME Term SOFR 3 Month + 3.75%), 8.29%, 06/02/2028 (aa)	1,828	1,779
RealPage, Inc., 2024-1 Incremental Term Loan (First Lien), (CME Term SOFR 3 Month + 3.75%), 8.05%, 04/24/2028 (aa)	1,315	1,315
RealPage, Inc., Initial Term Loan (First Lien), (CME Term SOFR 3 Month + 3.00%), 7.56%, 04/24/2028 (aa)	2,869	2,847
Skillsoft Finance II, Inc., Initial Term Loan, (CME Term SOFR 1 Month + 5.25%), 9.69%, 07/14/2028 (aa)	1,806	1,645

		50,234

Total Technology		67,430

Utilities — 0.0% (g)
Electric — 0.0% (g)
Calpine Corp., 2024 Term Loan, (CME Term SOFR 1 Month + 1.75%), 4.33%, 01/31/2031 (u) (aa)	450	450
Calpine Corp., 2024-2 Term Loan, (CME Term SOFR 1 Month + 1.75%), 6.08%, 02/15/2032 (u) (aa)	1,624	1,623
Edgewater Generation LLC,2025 Refinancing Term Loan, (CME Term SOFR 1 Month + 3.00%), 10.25%, 08/01/2030 (u) (aa)	624	626

SEE NOTES TO FINANCIAL STATEMENTS.

274	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)			VALUE($)
Loan Assignments — continued
Electric — continued
Heritage Power LLC, Term Loan, (CME Term SOFR 3 Month + 5.50%), 9.80%, 07/20/2028 (aa)		160		158

Total Utilities				2,857

Total Loan Assignments (Cost $383,734)				384,439

	NUMBER OF WARRANTS
Warrant — 0.0% (g)
Communications — 0.0% (g)
Media — 0.0% (g)
Diamond Sports Group LLC, expiring, expiring 06/30/2026 (a) (bb)		256		100

(Cost $—)

	PRINCIPAL AMOUNT($)
Short-Term Investments — 2.8%
Corporate Bond — 0.0% (g)
Pacific Gas and Electric Co., (SOFR Compounded Index + 0.95%), 5.34%, 09/04/2025 (aa)		343		343

Time Deposits — 2.2%
Brown Brothers Harriman & Co., 0.02%, 07/02/2025	HKD	—	(h)	—	(h)
5.16%, 07/01/2025	ZAR	1		—	(h)
Citibank NA, 0.86%, 07/01/2025	EUR	33,514		39,478
3.17%, 07/01/2025	GBP	14,051		19,287
3.68%, 07/01/2025		111		111
Royal Bank of Canada, 1.55%, 07/02/2025		CAD 1		1
Skandinaviska Enskilda Banken AB,
(0.31%), 07/01/2025	CHF	82		103
3.68%, 07/01/2025		91,850		91,850
Sumitomo Mitsui Banking Corp., 0.12%, 07/01/2025	JPY	6,899		48
3.68%, 07/01/2025		5,176		5,176
Sumitomo Mitsui Trust Bank Ltd., 3.68%, 07/01/2025		30,284		30,284

Total Time Deposits				186,338

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

U.S. Government Agency Securities — 0.1%
Federal Agricultural Mortgage Corp. Discount Notes, 4.10%, 07/01/2025 (n)	100	100
FHLB Discount Notes, 4.10%, 07/01/2025 (n)	5,600	5,599

Total U.S. Government Agency Securities		5,699

U.S. Treasury Obligations — 0.5%
U.S. Treasury Bills, 4.10%, 07/01/2025 (n)	800	800
4.21%, 07/03/2025 (n)	5,600	5,599
4.24%, 09/25/2025 (n)	2,000	1,980
4.24%, 07/29/2025 (n)	6,200	6,180
4.25%, 07/08/2025 (n)	6,300	6,295
4.25%, 07/22/2025 (n) (ii)	1,350	1,347
4.26%, 08/07/2025 (n) (ee)	3,400	3,385
4.26%, 10/21/2025 (n) (ii)	1,350	1,332
4.28%, 10/07/2025 (n)	2,600	2,570
4.28%, 09/16/2025 (n) (ii)	600	595
4.28%, 10/14/2025 (n)	17,400	17,187

Total U.S. Treasury Obligations		47,270

Total Short-Term Investments (Cost $239,648)		239,650

Total Investments — 99.0% (Cost — $8,237,026)		8,569,613

Other Assets in Excess of Liabilities — 1.0%		92,591

NET ASSETS — 100.0%		$8,662,204

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	275

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of June 30, 2025:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
Long Contracts
Euro BOBL	850	09/2025	EUR	118,110	(282)
Euro BTP Italian Government Bonds	13	09/2025	EUR	1,849	4
Euro Bund	123	09/2025	EUR	19,000	(143)
Euro Schatz	1,127	09/2025	EUR	142,593	(213)
U.S. Treasury 2 Year Note	1,077	09/2025	USD	223,216	825
U.S. Treasury 5 Year Note	667	09/2025	USD	71,993	710
U.S. Treasury 10 Year Note	1,013	09/2025	USD	111,759	1,824
U.S. Treasury Long Bond	43	09/2025	USD	4,833	132
U.S. Treasury Ultra Bond	66	09/2025	USD	7,631	231

					3,088

Short Contracts
Euro BOBL	(1)	09/2025	EUR	(139)	— (h)
Euro-Oat French Government Bonds	(139)	09/2025	EUR	(20,402)	125
U.S. Treasury 5 Year Note	(296)	09/2025	USD	(31,919)	(345)

					(220)

Total unrealized appreciation (depreciation)					2,868

Forward foreign currency exchange contracts outstanding as of June 30, 2025:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
TRY	6,549	USD	162	Barclays Bank plc	07/01/2025	3
BRL	4,160	USD	700	Citibank, NA*	07/02/2025	65
EUR	470	USD	544	Morgan Stanley & Co.	07/02/2025	10
GBP	1,824	USD	2,481	Goldman Sachs International	07/02/2025	22
EUR	6,471	USD	7,136	Citibank, NA	07/09/2025	490
EUR	317,000	USD	368,380	Citibank, NA	07/09/2025	5,202
EUR	3,781	USD	4,313	Citibank, NA	07/09/2025	142
EUR	3,879	USD	4,439	Citibank, NA	07/09/2025	133
EUR	1,758	USD	1,939	Citibank, NA	07/09/2025	133
EUR	17,665	USD	19,379	Citibank, NA	07/09/2025	1,438
EUR	7,347	USD	8,184	Citibank, NA	07/09/2025	474
EUR	2,300	USD	2,598	Citibank, NA	07/09/2025	113
EUR	50,000	USD	56,443	Citibank, NA	07/09/2025	2,481
EUR	4,942	USD	5,553	Citibank, NA	07/09/2025	271
EUR	7,715	USD	8,713	Citibank, NA	07/09/2025	379
EUR	25,000	USD	28,656	Citibank, NA	07/09/2025	807
EUR	318,000	USD	369,551	Citibank, NA	07/09/2025	5,209
EUR	316,000	USD	367,225	Citibank, NA	07/09/2025	5,179
EUR	5,090	USD	5,658	Citibank, NA	07/09/2025	341
EUR	5,500	USD	6,298	Citibank, NA	07/09/2025	183
EUR	5,377	USD	5,833	Citibank, NA	07/09/2025	504
EUR	90,000	USD	99,968	Citibank, NA	07/09/2025	6,097
EUR	319,899	USD	371,768	Citibank, NA	07/09/2025	5,230
EUR	25,000	USD	28,853	Citibank, NA	07/09/2025	610
EUR	5,431	USD	6,219	Citibank, NA	07/09/2025	181
GBP	174,906	USD	237,989	Citibank, NA	07/09/2025	2,103
TRY	14,142	USD	347	Barclays Bank plc	07/10/2025	6

SEE NOTES TO FINANCIAL STATEMENTS.

276	SIX CIRCLES TRUST	JUNE 30, 2025

Forward foreign currency exchange contracts outstanding as of June 30, 2025:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
TRY	14,114	USD	346	Barclays Bank plc	07/11/2025	6
TRY	13,609	USD	332	Barclays Bank plc	07/14/2025	6
EGP	104,659	USD	1,928	Citibank, NA*	07/21/2025	166
EGP	456,288	USD	8,400	Citibank, NA*	07/21/2025	729
TRY	14,264	USD	346	Barclays Bank plc	07/21/2025	6
TRY	13,222	USD	320	Barclays Bank plc	07/23/2025	6
TRY	38,415	USD	933	Barclays Bank plc	07/24/2025	13
TRY	66,452	USD	1,625	Barclays Bank plc	07/25/2025	10
TRY	66,877	USD	1,625	Barclays Bank plc	07/29/2025	15
TRY	88,281	USD	2,140	Barclays Bank plc	08/04/2025	13
TRY	3,211	USD	77	Barclays Bank plc	08/07/2025	1
TRY	66,589	USD	1,598	Barclays Bank plc	08/11/2025	15
TRY	6,624	USD	159	Barclays Bank plc	08/13/2025	1
TRY	14,063	USD	337	Barclays Bank plc	08/14/2025	3
TRY	6,829	USD	164	Barclays Bank plc	08/15/2025	1
INR	1,401	USD	16	Citibank, NA*	08/20/2025	—	(h)
INR	1,063	USD	12	Citibank, NA*	08/20/2025	—	(h)
INR	465	USD	5	Citibank, NA*	08/20/2025	—	(h)
INR	439	USD	5	Citibank, NA*	08/20/2025	—	(h)
INR	328	USD	4	Citibank, NA*	08/20/2025	—	(h)
CZK	7,772	USD	363	Barclays Bank plc	08/22/2025	8
EGP	36,314	USD	660	Citibank, NA*	08/26/2025	57
BRL	4,250	USD	754	Citibank, NA*	10/02/2025	10

Total unrealized appreciation						38,872

USD	754	BRL	4,154	Citibank, NA*	07/02/2025	(11)
USD	1	BRL	5	Citibank, NA*	07/02/2025	—	(h)
USD	90,257	EUR	79,378	Bank of America, NA	07/02/2025	(3,247)
USD	2,169	EUR	1,894	Morgan Stanley & Co.	07/02/2025	(63)
USD	2,462	GBP	1,824	Bank of America, NA	07/02/2025	(42)
USD	9,479	EUR	8,281	Citibank, NA	07/09/2025	(281)
USD	8,569	EUR	7,515	Citibank, NA	07/09/2025	(287)
USD	6,054	EUR	5,328	Citibank, NA	07/09/2025	(225)
USD	26,929	EUR	24,000	Citibank, NA	07/09/2025	(1,355)
USD	5,805	EUR	5,150	Citibank, NA	07/09/2025	(265)
USD	217,603	EUR	200,163	Citibank, NA	07/09/2025	(18,287)
USD	6,681	EUR	6,000	Citibank, NA	07/09/2025	(390)
USD	6,921	EUR	6,215	Citibank, NA	07/09/2025	(404)
USD	219,005	EUR	201,450	Citibank, NA	07/09/2025	(18,402)
USD	4,464	EUR	3,900	Citibank, NA	07/09/2025	(132)
USD	222,102	EUR	204,216	Citibank, NA	07/09/2025	(18,565)
USD	5,824	EUR	5,167	Citibank, NA	07/09/2025	(265)
USD	2,292	EUR	2,000	Citibank, NA	07/09/2025	(65)
USD	8,316	EUR	7,301	Citibank, NA	07/09/2025	(288)
USD	5,665	EUR	5,103	Citibank, NA	07/09/2025	(349)
USD	219,794	EUR	202,094	Citibank, NA	07/09/2025	(18,372)
USD	3,642	EUR	3,200	Citibank, NA	07/09/2025	(129)
USD	3,645	EUR	3,200	Citibank, NA	07/09/2025	(126)
USD	3,999	EUR	3,500	Citibank, NA	07/09/2025	(126)
USD	9,322	EUR	8,162	Citibank, NA	07/09/2025	(297)
USD	7,334	EUR	6,353	Citibank, NA	07/09/2025	(153)
USD	4,275	EUR	3,743	Citibank, NA	07/09/2025	(137)
USD	6,144	EUR	5,379	Citibank, NA	07/09/2025	(195)
USD	216,899	EUR	199,519	Citibank, NA	07/09/2025	(18,233)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	277

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of June 30, 2025:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
USD	220,492	EUR	202,737	Citibank, NA	07/09/2025	(18,432)
USD	218,313	EUR	200,807	Citibank, NA	07/09/2025	(18,336)
USD	2,820	EUR	2,472	Citibank, NA	07/09/2025	(93)
USD	5,939	EUR	5,200	Citibank, NA	07/09/2025	(189)
USD	6,672	GBP	5,000	Citibank, NA	07/09/2025	(191)
USD	3,895	GBP	2,948	Citibank, NA	07/09/2025	(151)
USD	5,409	GBP	4,000	Citibank, NA	07/09/2025	(82)
USD	3,763	GBP	2,786	Citibank, NA	07/09/2025	(61)
USD	207,449	GBP	160,173	Citibank, NA	07/09/2025	(12,419)
USD	1,872	PEN	6,800	Bank of America, NA*	07/11/2025	(47)
USD	2,273	EUR	2,000	Brown Brothers Harriman & Co.	07/15/2025	(85)
USD	1,134	EUR	1,000	Brown Brothers Harriman & Co.	07/15/2025	(45)
USD	4,340	EUR	3,800	Brown Brothers Harriman & Co.	07/15/2025	(140)
USD	10,111	EUR	9,000	Brown Brothers Harriman & Co.	07/15/2025	(500)
USD	4,499	EUR	4,000	Brown Brothers Harriman & Co.	07/15/2025	(217)
USD	574	EUR	500	Brown Brothers Harriman & Co.	07/15/2025	(15)
USD	18,344	EUR	16,000	Brown Brothers Harriman & Co.	07/15/2025	(520)
USD	3,389	EUR	3,000	Brown Brothers Harriman & Co.	07/15/2025	(148)
USD	2,284	EUR	2,000	Brown Brothers Harriman & Co.	07/15/2025	(74)
USD	5,426	EUR	4,700	Brown Brothers Harriman & Co.	07/15/2025	(115)
USD	2,858	EUR	2,500	Brown Brothers Harriman & Co.	07/15/2025	(89)
USD	4,570	EUR	4,000	Brown Brothers Harriman & Co.	07/15/2025	(146)
USD	91,098	EUR	82,000	Brown Brothers Harriman & Co.	07/15/2025	(5,582)
USD	5,139	EUR	4,500	Brown Brothers Harriman & Co.	07/15/2025	(167)
USD	1,635	ZAR	29,630	Barclays Bank plc	07/23/2025	(36)
USD	3,405	ZAR	61,381	Barclays Bank plc	07/23/2025	(57)
USD	1,635	ZAR	29,630	Barclays Bank plc	07/23/2025	(36)
USD	1,640	PEN	5,957	Citibank, NA*	07/24/2025	(41)
USD	33	TRY	1,336	Barclays Bank plc	07/29/2025	– (h)
USD	94,887	EUR	80,802	Barclays Bank plc	08/04/2025	(519)
USD	2,482	GBP	1,824	Goldman Sachs International	08/04/2025	(22)
INR	386	USD	5	Citibank, NA*	08/20/2025	– (h)
INR	387	USD	5	Citibank, NA*	08/20/2025	– (h)
USD	656	CZK	14,582	Barclays Bank plc	08/22/2025	(40)
USD	66	CZK	1,462	Morgan Stanley & Co.	08/22/2025	(4)
KZT	1,063,871	USD	2,053	Morgan Stanley & Co.	09/11/2025	(50)
KZT	85,018	USD	165	Citibank, NA	09/12/2025	(5)
USD	2,337	CHF	1,900	Brown Brothers Harriman & Co.	09/17/2025	(81)
USD	532	CHF	431	Morgan Stanley & Co.	09/17/2025	(16)
USD	19	CHF	15	UBS AG London	09/17/2025	(1)
USD	70,157	EUR	60,105	BNP Paribas	09/17/2025	(1,013)
USD	6,135	EUR	5,300	Brown Brothers Harriman & Co.	09/17/2025	(140)
USD	117,229	EUR	102,000	Brown Brothers Harriman & Co.	09/17/2025	(3,549)
USD	5,886	EUR	5,000	Brown Brothers Harriman & Co.	09/17/2025	(35)
USD	2,318	EUR	2,000	Brown Brothers Harriman & Co.	09/17/2025	(51)
USD	2,334	EUR	2,000	Brown Brothers Harriman & Co.	09/17/2025	(34)
USD	1,169	EUR	1,000	Brown Brothers Harriman & Co.	09/17/2025	(15)
USD	37	EUR	32	Morgan Stanley & Co.	09/17/2025	(1)
USD	47,174	GBP	34,900	Brown Brothers Harriman & Co.	09/17/2025	(755)
USD	2,882	GBP	2,100	Brown Brothers Harriman & Co.	09/17/2025	(2)
USD	12,456	GBP	9,203	Morgan Stanley & Co.	09/17/2025	(183)
USD	18,585	MXN	358,004	Citibank, NA	09/17/2025	(335)
USD	2,124	PEN	7,760	Barclays Bank plc*	09/17/2025	(61)
USD	371,969	EUR	318,000	Citibank, NA	10/16/2025	(5,267)

SEE NOTES TO FINANCIAL STATEMENTS.

278	SIX CIRCLES TRUST	JUNE 30, 2025

Forward foreign currency exchange contracts outstanding as of June 30, 2025:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
USD	374,199	EUR	319,899	Citibank, NA	10/16/2025	(5,290)
USD	370,792	EUR	317,000	Citibank, NA	10/16/2025	(5,257)
USD	369,628	EUR	316,000	Citibank, NA	10/16/2025	(5,235)
USD	238,186	GBP	174,906	Citibank, NA	10/16/2025	(2,056)
USD	202	PEN	748	Citibank, NA*	12/05/2025	(8)
USD	404	PEN	1,495	Citibank, NA*	12/05/2025	(16)

Total unrealized depreciation						(188,746)

Net unrealized appreciation (depreciation)						(149,874)

*	Non-deliverable forward.

Centrally Cleared Interest Rate Swap contracts outstanding as of June 30, 2025:
FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS)($)	UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
Brazil Cetip DI Interbank Deposite 1 Year	14.90% maturity	Receive	01/04/2027	BRL	69,400	—	(85)	(85)
Brazil Cetip DI Interbank Deposite 1 Year	14.90% maturity	Pay	01/04/2027	BRL	69,400	—	(1,156)	(1,156)
Brazil Cetip DI Interbank Deposite 1 Year	14.90% maturity	Pay	01/04/2027	BRL	45,000	—	(358)	(358)
Brazil Cetip DI Interbank Deposite 1 Year	14.90% maturity	Pay	01/04/2027	BRL	3,500	—	(28)	(28)
Brazil Cetip DI Interbank Deposite 1 Year	14.90% maturity	Receive	01/04/2027	BRL	50,600	—	481	481
Brazil Cetip DI Interbank Deposite 1 Year	14.90% maturity	Pay	01/02/2029	BRL	28,300	—	98	98
Brazil Cetip DI Interbank Deposite 1 Year	14.90% maturity	Pay	01/02/2029	BRL	28,300	—	113	113
Czech Interbank Offered Rates 6 Month	4.25% annually	Pay	04/18/2029	CZK	199,400	246	(8)	238
Czech Interbank Offered Rates 6 Month	3.53% annually	Pay	07/15/2029	CZK	426,900	35	259	294
Czech Interbank Offered Rates 6 Month	3.08% annually	Pay	10/03/2029	CZK	56,700	47	(28)	19
Czech Interbank Offered Rates 6 Month	3.49% annually	Pay	10/30/2029	CZK	222,300	(66)	201	135
Czech Interbank Offered Rates 6 Month	3.36% annually	Receive	05/29/2030	CZK	703,200	321	78	399
EURIBOR 6 Month	2.82% annually	Receive	06/26/2029	EUR	24,900	803	(92)	711
EURIBOR 6 Month	2.25% annually	Pay	09/17/2030	EUR	30,100	506	(435)	71
EURIBOR 6 Month	2.25% annually	Pay	09/17/2035	EUR	13,500	(653)	125	(528)
EURIBOR 6 Month	2.25% annually	Receive	09/17/2055	EUR	11,100	948	434	1,382
United States SOFR	3.75% annually	Receive	06/20/2029	USD	25,300	74	(400)	(326)
United States SOFR	3.75% annually	Receive	12/18/2029	USD	17,300	14	167	181
United States SOFR	3.75% annually	Pay	12/18/2029	USD	21,100	46	175	221
United States SOFR	3.00% annually	Pay	03/19/2030	USD	14,100	(763)	451	(312)
United States SOFR	3.25% annually	Pay	06/18/2030	USD	34,800	(773)	479	(294)
United States SOFR	3.75% annually	Pay	06/20/2034	USD	4,100	— (h)	(34)	(34)
United States SOFR	3.75% annually	Pay	06/20/2034	USD	29,800	(312)	560	248
United States SOFR	3.75% annually	Receive	12/18/2034	USD	7,100	294	(271)	23
United States SOFR	3.75% annually	Receive	06/20/2039	USD	700	39	(31)	8
United States SOFR	3.50% annually	Pay	06/20/2054	USD	18,600	(374)	(990)	(1,364)
United States SOFR	3.25% annually	Receive	06/18/2055	USD	9,900	1,357	(200)	1,157

Total						1,789	(495)	1,294

(a)	Value of floating rate index as of June 30, 2025 was as follows:

FLOATING RATE INDEX
Brazil Cetip DI Interbank Deposite 1 Year	14.90%
Czech Interbank Offered Rates 6 Month	3.48%
EURIBOR 6 Month	2.05%
United States SOFR	4.45%

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	279

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

OTC Credit Default Swaps contracts outstanding — sell protection (1) as of June 30, 2025:
REFERENCE OBLIGATION/INDEX	FINANCING RATE RECEIVED BY THE FUND(%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (3)	NOTIONAL AMOUNT (4)		UPFRONT PAYMENTS (RECEIPTS)($) (5)		UNREALIZED APPRECIATION (DEPRECIATION)($)		VALUE($)
CMA CGM SA, 7.50%, 01/15/2026	5.00	Quarterly	Goldman Sachs	06/20/2026	0.76	EUR	10	1		(—	)(h)	1
Ivory Coast, 6.13%, 06/15/2033	1.00	Quarterly	Citibank, NA	06/20/2026	2.20	USD	325	(11)		7		(4)
Benin Government International Bond, 6.88%, 01/19/2052	1.00	Quarterly	Citibank, NA	06/20/2026	1.84	USD	175	(6)		5		(1)
Benin Government International Bond, 6.88%, 01/19/2052	1.00	Quarterly	Barclays Bank Plc Wholesale	06/20/2026	1.84	USD	1,000	(34)		26		(8)
Ivory Coast, 6.13%, 06/15/2033	1.00	Quarterly	Citibank, NA	06/20/2026	2.20	USD	600	(20)		13		(7)
Ivory Coast, 6.13%, 06/15/2033	1.00	Quarterly	Barclays Bank Plc Wholesale	06/20/2026	2.20	USD	300	(9)		6		(3)
Adler Real Estate, 3.00%, 04/27/2026	5.00	Quarterly	Goldman Sachs	06/20/2026	3.15	EUR	100	(3)		5		2
State of Israel, 2.88%, 03/16/2026	1.00	Quarterly	Citibank, NA	06/20/2027	0.60	USD	4,600	(26)		63		37
CMA CGM SA, 7.50%, 01/15/2026	5.00	Quarterly	Goldman Sachs	06/20/2027	1.01	EUR	70	2		4		6
CMA CGM SA, 7.50%, 01/15/2026	5.00	Quarterly	Barclays Bank plc	06/20/2027	1.01	EUR	49	2		3		5
Adler Real Estate AG, 2.13%, 02/06/2024	5.00	Quarterly	Bank of America, NA	12/20/2027	2.21	EUR	200	(50)		65		15
Benin Government International Bond, 6.88%, 01/19/2052	1.00	Quarterly	Citibank, NA	06/20/2028	3.05	USD	400	(27)		5		(22)
Forvia SA, Reg. S, 3.13%, 06/15/2026	5.00	Quarterly	Barclays Bank plc	06/20/2029	3.17	EUR	127	16		(6)		10
Forvia SA, Reg. S, 3.13%, 06/15/2026	5.00	Quarterly	Goldman Sachs	06/20/2029	3.17	EUR	100	12		(4)		8
ITRX EUR XOVER 12/29	5.00	Quarterly	BNP Paribas	12/20/2029	2.70	EUR	307	39		(6)		33
Forvia SA, Reg. S, 3.13%, 06/15/2026	5.00	Quarterly	Goldman Sachs	12/20/2029	3.72	EUR	419	31		(5)		26
SES SA, 0.88%, 11/04/2027	1.00	Quarterly	Barclays Bank plc	12/20/2029	1.86	EUR	75	(5)		2		(3)
Romanian Government International Bond, 2.75%, 02/26/2026	1.00	Quarterly	Barclays Bank Plc Wholesale	12/20/2029	1.76	USD	1,800	(79)		24		(55)
SES SA, 0.88%, 11/04/2027	1.00	Quarterly	Bank of America, NA	12/20/2029	1.86	EUR	72	(6)		3		(3)
SES SA, 0.88%, 11/04/2027	1.00	Quarterly	Barclays Bank plc	06/20/2030	2.05	EUR	67	(4)		—	(h)	(4)
Republic of Indonesia, 2.15%, 07/28/2031	1.00	Quarterly	Bank of America, NA	06/20/2030	0.78	USD	1,400	5		10		15
Saudi International Bond, 4.75%, 01/16/2030	1.00	Quarterly	Barclays Bank Plc Wholesale	06/20/2030	0.68	USD	19,600	273		14		287
Ivory Coast, 6.13%, 06/15/2033	1.00	Quarterly	Morgan Stanley Capital Service	06/20/2030	3.89	USD	325	(41)		2		(39)
Republic of Indonesia, 2.15%, 07/28/2031	1.00	Quarterly	Barclays Bank Plc Wholesale	06/20/2030	0.78	USD	3,300	8		26		34
Ivory Coast, 6.13%, 06/15/2033	1.00	Quarterly	Citibank, NA	06/20/2030	3.89	USD	575	(73)		4		(69)
Republic of Indonesia, 2.15%, 07/28/2031	1.00	Quarterly	Bank of America, NA	06/20/2030	0.78	USD	3,600	(—	)(h)	37		37

SEE NOTES TO FINANCIAL STATEMENTS.

280	SIX CIRCLES TRUST	JUNE 30, 2025

OTC Credit Default Swaps contracts outstanding — sell protection (1) as of June 30, 2025:
REFERENCE OBLIGATION/INDEX	FINANCING RATE RECEIVED BY THE FUND(%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (3)	NOTIONAL AMOUNT (4)		UPFRONT PAYMENTS (RECEIPTS)($) (5)	UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
Republic o Nigeria, 6.13%, 09/28/2028	1.00	Quarterly	Morgan Stanley Capital Service	06/20/2030	4.98	USD	120	(32)	13	(19)
Republic of Brazil, 3.75%, 09/12/2031	1.00	Quarterly	Citibank, NA	06/20/2035	2.47	USD	600	(83)	16	(67)
Republic of Brazil, 3.75%, 09/12/2031	1.00	Quarterly	Bank of America, NA	06/20/2035	2.47	USD	200	(27)	5	(22)

Total								(147)	337	190

OTC Credit Default Swaps contracts outstanding — buy protection (2) as of June 30, 2025:
REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND(%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (3)	NOTIONAL AMOUNT (4)		UPFRONT PAYMENTS (RECEIPTS)($) (5)	UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
Morocco Government International Bond, 3.00%, 12/15/2032	1.00	Quarterly	Barclays Bank Plc Wholesale	06/20/2029	0.75	USD	2,700	—	(26)	(26)
United Mexican States, 4.14%, 03/28/2027	1.00	Quarterly	Morgan Stanley Capital Service	06/20/2029	0.87	USD	3,400	25	(43)	(18)
Republic of Panama, 8.88%, 09/30/2027	1.00	Quarterly	Barclays Bank Plc Wholesale	06/20/2029	1.56	USD	50	2	(1)	1
Republic of Panama, 8.88%, 09/30/2027	1.00	Quarterly	Bank of America, NA	06/20/2029	1.56	USD	1,100	26	(4)	22
Republic of Panama, 8.88%, 09/30/2027	1.00	Quarterly	Bank of America, NA	12/20/2029	1.74	USD	1,000	35	(5)	30
Republic of Panama, 8.88%, 09/30/2027	1.00	Quarterly	Barclays Bank Plc Wholesale	12/20/2029	1.74	USD	400	12	(1)	11
Saudi Government International Bond, 4.00%, 04/17/2025	1.00	Quarterly	Barclays Bank Plc Wholesale	06/20/2034	1.02	USD	8,500	(94)	105	11
Saudi Government International Bond, 4.00%, 04/17/2025	1.00	Quarterly	Morgan Stanley Capital Service	06/20/2034	1.02	USD	5,200	(58)	65	7

Total								(52)	90	38

Centrally Cleared Credit Default Swaps contracts outstanding — sell protection (1) as of June 30, 2025:
REFERENCE OBLIGATION/INDEX	FINANCING RATE RECEIVED BY THE FUND(%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (3)	NOTIONAL AMOUNT (4)		UPFRONT PAYMENTS (RECEIPTS)($) (5)	UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
CDX.EM.40 12/28	1.00	Quarterly	12/20/2028	1.14	USD	2,200	(73)	64	(9)
CDX.NA.IG.41-V1	1.00	Quarterly	12/20/2028	0.34	USD	820	8	10	18
CDX.EM HY.40 12/28	1.00	Quarterly	12/20/2028	1.95	USD	15,600	(1,417)	953	(464)
CDX.EM.41 06/29	1.00	Quarterly	06/20/2029	1.27	USD	700	(27)	20	(7)
CDX.NA.IG.42-V1	1.00	Quarterly	06/20/2029	0.40	USD	10,801	227	16	243
CDX.EM HY.42 12/29	1.00	Quarterly	12/20/2029	2.28	USD	25,000	(1,913)	663	(1,250)
CDX.NA.IG.43	1.00	Quarterly	12/20/2029	0.46	USD	4,175	86	9	95
CDX.NA.HY.44 06/30	5.00	Quarterly	06/20/2030	3.19	USD	99,952	5,870	1,778	7,648
CDX.NA.HY.44 06/30	5.00	Quarterly	06/20/2030	3.19	USD	59,315	2,319	2,219	4,538

Total							5,080	5,732	10,812

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	281

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Credit Default Swaps contracts outstanding — buy protection (2) as of June 30, 2025:
REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND(%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (3)	NOTIONAL AMOUNT (4)		UPFRONT PAYMENTS (RECEIPTS)($) (5)	UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
CDX.EM.42 12/29	1.00	Quarterly	12/20/2029	1.38	USD	10,000	238	(89)	149
ITRX EUR XOVER 06/30	5.00	Quarterly	06/20/2030	2.80	EUR	16,165	(1,237)	(565)	(1,802)
ITRX EUR XOVER 06/30	5.00	Quarterly	06/20/2030	2.80	EUR	23,720	(2,536)	(108)	(2,644)

Total							(3,535)	(762)	(4,297)

(1)

The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(2)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(3)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(4)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(5)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025

CDX	— Credit Default Swap Index
CLO	— Collateralized Loan Obligations
CMT	— Constant Maturity Treasury
EURIBOR	— Euro Interbank Offered Rate
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
ICE	— Intercontinental Exchange
ITRX	— Markit iTraxx index
LIBOR	— London Interbank Offered Rate
PIK	— Payment in Kind
Reg. S

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.

REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate
SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of June 30, 2025.
(a)	— Non-income producing security.
(d)	— Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.

(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)	— Security is exempt from registration under Rule 144A or Section 4 (a) (2) of the Securities Act of 1933, as amended.
(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than 500 shares/principal or $500.
(n)	— The rate shown is the effective yield as of June 30, 2025.
(o)	— Loan assignments are presented by obligor. Each Series or loan tranche underlying each obligor may have varying terms.
(u)	— All or a portion of the security is unsettled as of June 30, 2025. Unless otherwise indicated, the coupon rate is undetermined.
(v)	— Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(w)	— All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(x)

—  Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2025.

SEE NOTES TO FINANCIAL STATEMENTS.

282	SIX CIRCLES TRUST	JUNE 30, 2025

(z)

—  Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of June 30, 2025.

(aa)	— Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of June 30, 2025.
(bb)	— Security has been valued using significant unobservable inputs.
(ee)	— Approximately $756 of these investments are restricted as collateral for swaps to various brokers.
(ff)	— Approximately $210 of these investments are restricted as collateral for futures to Citigroup Global Markets, Inc.
(ii)	— Approximately $2,933 of these investments are restricted as collateral for forwards to to various brokers.
BRL	— Brazilian Real
CAD	— Canadian Dollar

CHF	— Swiss Franc
CZK	— Czech Koruna
EGP	— Egyptian Pound
EUR	— Euro
GBP	— British Pound
INR	— Indian Rupee
JPY	— Japanese Yen
KZT	— Kazakhstan tenge
MXN	— Mexican Peso
PEN	— Peruvian Nuevo Sol
TRY	— Turkish Lira
USD	— United States Dollar
ZAR	— South African Rand

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	283

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Long Positions — 127.4%
Asset-Backed Securities — 8.9%
Other ABS — 6.4%
522 Funding CLO 2020-6 Ltd., (Cayman Islands), Series 2020-6A, Class A1R2, (CME Term SOFR 3 Month + 1.20%), 5.48%, 10/23/2034 (e) (aa)		3,200	3,197
AMMC CLO 24 Ltd., (Cayman Islands), Series 2021-24A, Class AR, (CME Term SOFR 3 Month + 1.20%), 5.47%, 01/20/2035 (e) (aa)		3,200	3,197
Anchorage Capital CLO 20 Ltd., (Cayman Islands), Series 2021-20A, Class A1R, (CME Term SOFR 3 Month + 1.10%), 5.37%, 01/20/2035 (e) (aa)		3,300	3,288
Anchorage Credit Funding 12 Ltd., (Cayman Islands), Series 2020-12A, Class A1, 3.18%, 10/25/2038 (e)		1,000	958
Anchorage Credit Funding 4 Ltd., (Cayman Islands), Series 2016-4A, Class AR, 2.72%, 04/27/2039 (e)		1,000	951
Arbour CLO VII DAC, (Ireland), Series 7A, Class BR, (EURIBOR 3 Month + 2.05%), 4.03%, 12/15/2038 (e) (aa)	EUR	1,000	1,178
Ares XXVII CLO Ltd., (Cayman Islands), Series 2013-2A, Class AR3, (CME Term SOFR 3 Month + 1.15%), 5.43%, 10/28/2034 (e) (aa)		3,100	3,100
Bain Capital Credit CLO 2021-3 Ltd., (Cayman Islands), Series 2021-3A, Class AR, (CME Term SOFR 3 Month + 1.06%), 5.34%, 07/24/2034 (e) (aa)		1,500	1,492
Bain Capital Credit CLO 2021-5 Ltd., (Cayman Islands), Series 2021-5A, Class A1R, (CME Term SOFR 3 Month + 1.15%), 5.42%, 10/23/2034 (e) (aa)		3,000	2,989
BBAM European CLO I DAC, (Ireland), Series 1A, Class AR, (EURIBOR 3 Month + 0.87%), 3.11%, 07/22/2034 (e) (aa)	EUR	250	293
Canyon CLO 2020-1 Ltd., (Cayman Islands), Series 2020-1A, Class AR2, (CME Term SOFR 3 Month + 1.08%), 5.34%, 07/15/2034 (e) (aa)		3,200	3,200
CQS US CLO 2021-1 Ltd., (Cayman Islands), Series 2021-1A, Class AR, (CME Term SOFR 3 Month + 1.20%), 5.47%, 01/20/2035 (e) (aa)		3,200	3,197
Dryden Euro CLO, (Ireland), Series 2020-74A, Class A, (EURIBOR 3 Month + 1.00%), 3.24%, 04/18/2033 (e) (aa)	EUR	244	287
Elmwood CLO 15 Ltd., (Jersey), Series 2022-2A, Class A1R, (CME Term SOFR 3 Month + 1.15%), 5.41%, 04/22/2035 (e) (w) (aa)		900	900
GoodLeap Home Improvement Solutions Trust, Series 2025-2A, Class A, 5.32%, 06/20/2049 (e)		3,700	3,750

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Other ABS — continued
Greywolf CLO III Ltd., (Cayman Islands),
Series 2020-3RA, Class A1R2, (CME Term SOFR 3 Month + 1.23%), 5.50%, 04/22/2033 (e) (aa)		500	501
Series 2020-3RA, Class A2R2, (CME Term SOFR 3 Month + 1.85%), 6.12%, 04/22/2033 (e) (aa)		500	500
ICG US CLO 2021-3 Ltd., (Cayman Islands), Series 2021-3A, Class AR, (CME Term SOFR 3 Month + 1.15%), 5.42%, 10/20/2034 (e) (aa)		3,300	3,301
LCM Ltd., (Cayman Islands), Series 31A, Class AR, (CME Term SOFR 3 Month + 1.28%), 5.55%, 07/20/2034 (e) (aa)		250	250
Lyra Music Assets Delaware LP, Series 2024-2A, Class A2, 5.76%, 12/22/2064 (e)		3,096	3,106
Mountain View CLO XIV Ltd., (Cayman Islands), Series 2019-1A, Class A1R, (CME Term SOFR 3 Month + 1.16%), 5.42%, 10/15/2034 (e) (aa)		3,200	3,193
OFSI BSL X Ltd., (Cayman Islands), Series 2021-10A, Class AR, (CME Term SOFR 3 Month + 1.27%), 5.54%, 04/20/2034 (e) (aa)		3,000	3,002
Pagaya AI Debt Grantor Trust,
Series 2024-10, Class A, 5.18%, 06/15/2032 (e)		688	691
Series 2024-10, Class B, 5.75%, 06/15/2032 (e)		1,281	1,287
Series 2024-10, Class C, 5.99%, 06/15/2032 (e)		1,600	1,603
Series 2024-11, Class A, 5.09%, 07/15/2032 (e)		1,226	1,228
Series 2024-11, Class B, 5.64%, 07/15/2032 (e)		500	501
Series 2024-11, Class C, 5.87%, 07/15/2032 (e)		500	502
PK ALIFT Loan Funding 4 LP, Series 2024-2, Class A, 5.05%, 10/15/2039 (e)		190	189
PK ALIFT Loan Funding 6 LP, Series 2025-1, Class A, 5.37%, 11/15/2042 (e)		3,000	3,009
Providus CLO II DAC, (Ireland), Series 2A, Class ARR, (EURIBOR 3 Month + 1.16%), 3.44%, 10/15/2038 (e) (aa)	EUR	250	294
Sagard-Halseypoint CLO 8 Ltd., (Cayman Islands), Series 2024-8A, Class A1, (CME Term SOFR 3 Month + 1.39%), 5.70%, 01/30/2038 (e) (aa)		1,000	1,006
Trinitas CLO XIX Ltd., (Bermuda), Series 2022-19A, Class A1R, (CME Term SOFR 3 Month + 1.11%), 5.38%, 10/20/2033 (e) (aa)		3,200	3,200

SEE NOTES TO FINANCIAL STATEMENTS.

284	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Asset-Backed Securities — continued
Other ABS — continued
Venture 44 CLO Ltd., (Cayman Islands), Series 2021-44A, Class A1NR, (CME Term SOFR 3 Month + 1.14%), 5.41%, 10/20/2034 (e) (aa)	3,200	3,192

Total Other ABS		62,532

Automobile ABS — 1.1%
American Heritage Auto Receivables Trust, Series 2024-1A, Class A2, 4.83%, 03/15/2028 (e)	2,578	2,580
Carvana Auto Receivables Trust,
Series 2021-N1, Class F, 4.55%, 01/10/2028 (e)	364	362
Series 2021-N2, Class E, 2.90%, 03/10/2028 (e)	577	563
Series 2024-N3, Class A2, 4.84%, 12/10/2027 (e)	135	134
Series 2024-N3, Class A3, 4.53%, 01/10/2029 (e)	240	240
Series 2024-N3, Class B, 4.67%, 12/10/2030 (e)	240	240
Series 2024-N3, Class C, 4.90%, 12/10/2030 (e)	240	241
Series 2024-P4, Class A2, 4.62%, 02/10/2028	1,169	1,169
Series 2024-P4, Class A3, 4.64%, 01/10/2030	1,600	1,609
Series 2024-P4, Class A4, 4.74%, 12/10/2030	1,600	1,618
Flagship Credit Auto Trust, Series 2024-3, Class A, 4.88%, 11/15/2028 (e)	1,468	1,470
GM Financial Automobile Leasing Trust, Series 2024-3, Class A2A, 4.29%, 01/20/2027	96	96

Total Automobile ABS		10,322

Home Equity ABS — 1.0%
Citigroup Mortgage Loan Trust, Series 2006-FX1, Class A3, (CME Term SOFR 1 Month + 0.71%), 5.03%, 10/25/2036 (aa)	2,890	1,690
Finance of America HECM Buyout, Series 2024-HB1, Class A1A, 4.00%, 10/01/2034 (e) (z)	234	232
GE-WMC Mortgage Securities Trust, Series 2006-1, Class A2B, (CME Term SOFR 1 Month + 0.41%), 4.73%, 08/25/2036 (aa)	7,783	3,264
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC4, Class M6, (CME Term SOFR 1 Month + 1.16%), 5.48%, 04/25/2035 (aa)	1,634	1,528
Renaissance Home Equity Loan Trust, Series 2005-1, Class AF5, SUB, 5.95%, 05/25/2035	232	232

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Home Equity ABS — continued
Rocket Mortgage, Series 2025-CES3, Class A1A, SUB, 5.55%, 03/25/2055 (e)	3,166	3,185

Total Home Equity ABS		10,131

Student Loan ABS — 0.4%
SMB Private Education Loan Trust, Series 2018-A, Class B, 3.96%, 07/15/2042 (e)	3,400	3,321

Total Asset-Backed Securities (Cost $86,430)		86,306

Collateralized Mortgage Obligations — 25.9%
WL Collateral CMO — 9.8%
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00%, 10/25/2054 (e) (z)	1,939	1,896
CIM TRUST, Series 2025-R1, Class A1, SUB, 5.00%, 02/25/2099 (e)	3,130	3,094
CSMC Trust,
Series 2017-RPL1, Class A2, 2.97%, 07/25/2057 (e) (z)	3,300	3,075
Series 2021-RPL2, Class A1, 2.00%, 01/25/2060 (e)	1,965	1,725
Series 2021-RPL3, Class A1, 2.00%, 01/25/2060 (e) (z)	1,121	988
EFMT,
Series 2024-CES1, Class A1, SUB, 5.52%, 01/26/2060 (e)	5,882	5,915
Series 2025-CES1, Class A1A, SUB, 5.73%, 01/25/2060 (e)	3,731	3,763
Series 2025-CES2, Class A1A, SUB, 5.66%, 02/25/2060 (e)	3,194	3,218
GS Mortgage-Backed Securities Trust, Series 2025-RPL3, Class A1, SUB, 4.10%, 07/25/2065 (e)	3,800	3,658
Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR5, Class 1A1, 3.69%, 10/25/2047 (z)	2,508	679
MFA Trust, Series 2022-RPL1, Class A1, 3.30%, 08/25/2061 (e) (z)	1,853	1,743
Morgan Stanley Mortgage Loan Trust, Series 2007-6XS, Class 2A6S, SUB, 6.20%, 02/25/2047	81	28
Morgan Stanley Residential Mortgage Loan Trust,
Series 2024-NQM3, Class A1, 5.04%, 07/25/2069 (e) (z)	190	190
Series 2024-RPL1, Class A1, SUB, 4.00%, 06/25/2064	3,921	3,791
New Residential Mortgage Loan Trust, Series 2021-INV2, Class A11, (United States 30 Day Average SOFR + 0.95%), 5.00%, 09/25/2051 (e) (aa)	368	345
OBX Trust,
Series 2022-NQM7, Class A1, SUB, 5.11%, 08/25/2062 (e)	484	482
Series 2025-NQM4, Class A1, SUB, 5.40%, 02/25/2055 (e)	4,392	4,393

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	285

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Collateralized Mortgage Obligations — continued
WL Collateral CMO — continued
Oceanview Mortgage Trust, Series 2025-3, Class AF1, (United States 30 Day Average SOFR + 0.95%), 5.26%, 05/25/2055 (e) (aa)	3,800	3,800
PRET LLC,
Series 2022-RN1, Class A1, SUB, 6.72%, 07/25/2051 (e)	335	335
Series 2022-RN2, Class A1, SUB, 5.00%, 06/25/2052 (e)	240	240
Series 2024-NPL8, Class A1, SUB, 5.96%, 11/25/2054 (e)	2,938	2,939
Series 2025-NPL5, Class A1, SUB, 6.24%, 05/25/2055 (e)	5,556	5,577
Series 2025-NPL6, Class A1, SUB, 5.74%, 06/25/2055 (e) (w)	1,600	1,600
PRET Trust,
Series 2025-RPL1, Class A1, SUB, 4.00%, 07/25/2069 (e)	954	924
Series 2025-RPL3, Class A1, SUB, 4.15%, 04/25/2065 (e)	3,700	3,556
PRPM, Series 2024-NQM3, Class A1, SUB, 5.23%, 08/25/2069 (e)	105	105
PRPM LLC,
Series 2024-6, Class A1, SUB, 5.70%, 11/25/2029 (e)	1,762	1,766
Series 2024-7, Class A1, SUB, 5.87%, 11/25/2029 (e)	2,740	2,739
Series 2024-RPL3, Class A1, SUB, 4.00%, 11/25/2054 (e)	3,083	2,991
Series 2025-4, Class A1, SUB, 6.18%, 06/25/2030 (e)	3,700	3,726
Series 2025-RPL2, Class A1, SUB, 3.75%, 04/25/2055 (e)	3,337	3,223
RALI Series Trust, Series 2007-QS1, Class 1A5, (CME Term SOFR 1 Month + 0.66%), 4.98%, 01/25/2037 (aa)	2,035	1,505
RCKT Mortgage Trust,
Series 2024-CES7, Class A1A, SUB, 5.16%, 10/25/2044 (e)	102	101
Series 2025-CES1, Class A1A, SUB, 5.65%, 01/25/2045 (e)	2,982	3,000
Sequoia Mortgage Trust, Series 2024-HYB1, Class A1A, 4.47%, 11/25/2063 (e) (z)	2,738	2,765
Towd Point Mortgage Trust, Series 2017-6, Class A2, 3.00%, 10/25/2057 (e) (z)	2,000	1,909
VCAT LLC,
Series 2025-NPL1, Class A1, SUB, 5.88%, 01/25/2055 (e)	2,710	2,715
Series 2025-NPL2, Class A1, SUB, 5.98%, 01/25/2055 (e)	5,717	5,728
Series 2025-NPL3, Class A1, SUB, 5.89%, 02/25/2055 (e)	2,541	2,543
Verus Securitization Trust, Series 2022-INV1, Class A1, SUB, 5.04%, 08/25/2067 (e)	2,358	2,346

Total WL Collateral CMO		95,116

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Agency Collateral CMO — 16.0%
FHLMC REMICS,
Series 4136, Class QS, IF, IO, (6.14%-United States 30 Day Average SOFR), 1.83%, 07/15/2042 (aa)	838	79
Series 4851, Class PF, (United States 30 Day Average SOFR + 0.51%), 4.82%, 08/15/2057 (aa)	762	719
Series 5008, Class DI, IO, 3.00%, 09/25/2050	613	81
Series 5010, Class IK, IO, 2.50%, 09/25/2050	60	9
Series 5010, Class JI, IO, 2.50%, 09/25/2050	216	36
Series 5013, Class IN, IO, 2.50%, 09/25/2050	75	13
Series 5038, Class MI, IO, 4.00%, 11/25/2050	4,415	929
Series 5040, Class CI, IO, 4.00%, 11/25/2050	6,833	1,474
Series 5059, Class IB, IO, 2.50%, 01/25/2051	682	119
Series 5069, Class MI, IO, 2.50%, 02/25/2051	5,613	855
Series 5070, Class CI, IO, 2.00%, 02/25/2051	68,251	9,290
Series 5071, Class IH, IO, 2.50%, 02/25/2051	588	77
Series 5152, Class IC, IO, 3.00%, 10/25/2051	15,562	2,686
Series 5196, Class DI, IO, 3.00%, 02/25/2052	17,299	3,019
Series 5229, Class KI, IO, 4.50%, 08/25/2049	2,444	398
Series 5273, Class FA, (United States 30 Day Average SOFR + 1.25%), 5.56%, 11/25/2052 (aa)	1,511	1,508
Series 5274, Class IO, IO, 2.50%, 01/25/2051	595	100
Series 5426, Class BI, IO, 1.60%, 04/15/2049 (z)	36,529	1,443
Series 5471, Class FH, (United States 30 Day Average SOFR + 1.30%), 5.61%, 11/25/2054 (aa)	12,696	12,712
Series 5479, Class FA, (United States 30 Day Average SOFR + 1.20%), 5.51%, 12/25/2054 (aa)	12,375	12,380
Series 5526, Class DI, IO, 4.50%, 02/15/2051	42,474	9,618
FHLMC Strips,
Series 358, Class PO, PO, Zero Coupon, 10/15/2047	1,447	1,085
Series 362, Class C4, IO, 3.00%, 12/15/2047	8,355	1,396
Series 397, Class C52, IO, 5.00%, 01/25/2053	435	100

SEE NOTES TO FINANCIAL STATEMENTS.

286	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Collateralized Mortgage Obligations — continued
Agency Collateral CMO — continued
Series 408, Class C64, IO, 5.00%, 09/25/2053	2,384	590
FNMA Interest Strip,
Series 427, Class C21, IO, 2.00%, 03/25/2050	1,492	192
Series 428, Class C14, IO, 2.50%, 01/25/2048	782	90
Series 429, Class C10, IO, 1.50%, 04/25/2037	3,237	178
Series 438, Class C28, IO, 5.00%, 08/25/2053	1,996	488
Series 439, Class C25, IO, 5.00%, 09/25/2053	894	207
Series 440, Class C50, IO, 4.50%, 10/25/2053	5,388	1,246
FNMA REMICS,
Series 2014-2, Class PO, PO, Zero Coupon, 01/25/2041	1,853	1,447
Series 2020-89, Class DI, IO, 2.50%, 12/25/2050	1,721	271
Series 2020-89, Class IG, IO, 3.00%, 12/25/2050	8,936	1,593
Series 2021-3, Class NI, IO, 2.50%, 02/25/2051	646	95
Series 2022-78, Class FC, (United States 30 Day Average SOFR + 1.25%), 5.56%, 11/25/2052 (aa)	2,444	2,422
Series 2023-2, Class DI, IO, 2.00%, 05/25/2051	87,382	11,488
Series 2024-6, Class IO, IO, 3.50%, 11/25/2051	688	127
Series 2024-18, Class IO, IO, 4.00%, 11/25/2049	2,630	476
Series 2024-67, Class FA, (United States 30 Day Average SOFR + 1.17%), 5.48%, 09/25/2054 (aa)	12,719	12,664
Series 2024-100, Class FB, (United States 30 Day Average SOFR + 1.35%), 5.66%, 01/25/2055 (aa)	26,192	26,280
Series 2024-100, Class FD, (United States 30 Day Average SOFR + 1.45%), 5.76%, 06/25/2054 (aa)	17,693	17,797
Series 2025-35, Class FB, (United States 30 Day Average SOFR + 1.00%), 5.31%, 05/25/2055 (aa)	9,655	9,644
Series 2025-49, Class FA, (United States 30 Day Average SOFR + 0.80%), 5.11%, 06/25/2055 (aa)	1,295	1,264
GNMA,
Series 2016-H24, Class KF, (CME Term SOFR 1 Year + 0.97%), 4.78%, 11/20/2066 (aa)	234	235
Series 2017-H16, Class F, (CME Term SOFR 1 Year + 0.77%), 5.82%, 08/20/2067 (aa)	171	172

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Agency Collateral CMO — continued
Series 2018-H09, Class FA, (CME Term SOFR 1 Year + 1.22%), 4.98%, 04/20/2068 (aa)	442	448
Series 2021-H05, Class AF, (United States 30 Day Average SOFR + 1.50%), 5.80%, 03/20/2071 (aa)	990	1,011
Series 2022-H11, Class FE, (United States 30 Day Average SOFR + 0.78%), 5.08%, 05/20/2072 (aa)	890	885
Series 2022-H16, Class FB, (United States 30 Day Average SOFR + 0.90%), 5.20%, 08/20/2072 (aa)	937	935
Series 2025-105, Class WF, (United States 30 Day Average SOFR + 1.00%), 5.30%, 06/20/2055 (aa)	3,000	3,000

Total Agency Collateral CMO		155,371

Agency Collateral PAC CMO — 0.1%
FHLMC REMICS, Series 5018, Class IO, IO, 3.50%, 10/25/2050	6,839	1,189

Total Collateralized Mortgage Obligations (Cost $252,221)		251,676

Commercial Mortgage-Backed Security — 0.1%
Commercial MBS — 0.1%
Multifamily Housing Mortgage Loan Trust 2025-Q034, Series Q034, Class APT2, 2.86%, 07/25/2054 (z) (Cost $1,053)	1,100	1,060

Corporate Bonds — 2.2%
Basic Materials — 0.0% (g)
Chemicals — 0.0% (g)
Vibrantz Technologies, Inc., 9.00%, 02/15/2030 (e)	85	57

Mining — 0.0% (g)
Arsenal AIC Parent LLC, 11.50%, 10/01/2031 (e)	165	185

Total Basic Materials		242

Communications — 0.5%
Advertising — 0.1%
Neptune Bidco US, Inc., 9.29%, 04/15/2029 (e)	450	435

Media — 0.2%
CSC Holdings LLC,
11.25%, 05/15/2028 (e)	515	513
11.75%, 01/31/2029 (e)	1,070	1,018
Univision Communications, Inc., 8.00%, 08/15/2028 (e)	645	655

		2,186

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	287

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Corporate Bonds — continued
Telecommunications — 0.2%
Level 3 Financing, Inc.,
4.88%, 06/15/2029 (e)	295	276
10.00%, 10/15/2032 (e)	735	742
10.75%, 12/15/2030 (e)	265	301
11.00%, 11/15/2029 (e)	380	436

		1,755

Total Communications		4,376

Consumer Cyclical — 0.5%
Auto Manufacturers — 0.3%
Ford Motor Credit Co. LLC, (United States SOFR + 2.95%), 7.34%, 03/06/2026 (aa)	905	913
Rivian Holdings LLC / Rivian LLC / Rivian Automotive LLC, 10.00%, 01/15/2031 (e)	1,895	1,865

		2,778

Leisure Time — 0.1%
NCL Corp. Ltd., (Bermuda), 8.13%, 01/15/2029 (e)	200	211
Sabre GLBL, Inc.,
10.75%, 11/15/2029 (e)	317	325
11.13%, 07/15/2030 (e)	430	449

		985

Retail — 0.1%
eG Global Finance plc, (United Kingdom), 12.00%, 11/30/2028 (e)	640	707

Total Consumer Cyclical		4,470

Consumer Non-cyclical — 0.3%
Commercial Services — 0.0% (g)
Allied Universal Holdco LLC, 7.88%, 02/15/2031 (e)	215	225

Healthcare—Services — 0.2%
CHS/Community Health Systems, Inc., 10.88%, 01/15/2032 (e)	690	731
LifePoint Health, Inc.,
10.00%, 06/01/2032 (e)	215	221
11.00%, 10/15/2030 (e)	1,035	1,141

		2,093

Pharmaceuticals — 0.1%
1261229 BC Ltd., (Canada), 10.00%, 04/15/2032 (e)	665	671

Total Consumer Non-cyclical		2,989

Energy — 0.1%
Pipelines — 0.1%
NGL Energy Operating LLC / NGL Energy Finance Corp., 8.13%, 02/15/2029 (e)	155	156
Venture Global LNG, Inc.,
(CMT Index 5 Year + 5.44%), 9.00%, 09/30/2029 (e) (x) (aa)	475	462
9.50%, 02/01/2029 (e)	195	213

Total Energy		831

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Financial — 0.4%
Diversified Financial Services — 0.2%
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/2027 (e)	200	207
Aretec Group, Inc., 10.00%, 08/15/2030 (e)	250	275
Hightower Holding LLC, 9.13%, 01/31/2030 (e)	665	705
Navient Corp., 9.38%, 07/25/2030	400	441

		1,628

Insurance — 0.2%
Acrisure LLC / Acrisure Finance, Inc.,
8.25%, 02/01/2029 (e)	205	212
8.50%, 06/15/2029 (e)	300	313
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer,
6.75%, 10/15/2027 (e)	245	245
6.75%, 04/15/2028 (e)	105	107
HUB International Ltd., 7.25%, 06/15/2030 (e)	295	308
Jones Deslauriers Insurance Management, Inc., (Canada),
8.50%, 03/15/2030 (e)	520	551
10.50%, 12/15/2030 (e)	390	416

		2,152

Total Financial		3,780

Industrial — 0.0% (g)
Aerospace/Defense — 0.0% (g)
TransDigm, Inc., 6.75%, 08/15/2028 (e)	170	174

Technology — 0.3%
Software — 0.3%
Cloud Software Group, Inc.,
8.25%, 06/30/2032 (e)	380	404
9.00%, 09/30/2029 (e)	1,791	1,855
Dye & Durham Ltd., (Canada), 8.63%, 04/15/2029 (e)	230	241
UKG, Inc., 6.88%, 02/01/2031 (e)	115	119
X.AI LLC / X.AI Co.-Issuer Corp., 12.50%, 06/30/2030	315	318

Total Technology		2,937

Utilities — 0.1%
Electric — 0.1%
Talen Energy Supply LLC, 8.63%, 06/01/2030 (e)	415	444
Vistra Corp.,
(CMT Index 5 Year + 6.93%), 8.00%, 10/15/2026 (e) (x) (aa)	130	133
Series C, (CMT Index 5 Year + 5.05%), 8.88%, 01/15/2029 (e) (x) (aa)	745	810

Total Utilities		1,387

Total Corporate Bonds (Cost $20,945)		21,186

SEE NOTES TO FINANCIAL STATEMENTS.

288	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Mortgage-Backed Securities — 36.3%
UMBS Collateral — 26.9%
FHLMC Pool, Single Family, 30 years,
5.00%, 07/01/2053	1,715	1,684
6.00%, 07/01/2054	5,777	5,914
6.00%, 09/01/2054	57	59
6.00%, 11/01/2054	53	54
6.00%, 12/01/2054	54	55
6.00%, 01/01/2055	177	182
6.00%, 02/01/2055	60	62
7.00%, 12/01/2053	481	507
7.00%, 01/01/2054	383	404
FNMA or FHLMC, Single Family, 30 years,
TBA, 2.50%, 08/01/2055 (w)	1,700	1,410
TBA, 3.50%, 07/01/2055 (w)	4,250	3,827
TBA, 3.50%, 08/01/2055 (w)	7,000	6,303
TBA, 4.00%, 07/01/2055 (w)	4,300	3,997
TBA, 4.50%, 08/01/2055 (w)	22,000	21,030
TBA, 5.50%, 08/01/2055 (w)	25,000	24,977
TBA, 6.00%, 08/01/2055 (w)	48,880	49,643
TBA, 6.50%, 08/01/2055 (w)	85,200	87,818
TBA, 7.00%, 07/01/2055 (w)	14,500	15,259
TBA, 7.00%, 08/13/2055 (w)	7,800	8,179
TBA, 7.00%, 09/01/2055 (w)	18,000	18,852
FNMA Pool, Single Family, 30 years, 5.00%, 11/01/2052	1,831	1,797
5.00%, 12/01/2054	5,301	5,227
6.00%, 11/01/2053	1,288	1,321
6.00%, 11/01/2054	49	50
6.00%, 01/01/2055	2,108	2,174
6.50%, 11/01/2053	414	429
6.50%, 07/01/2054	135	140
6.50%, 08/01/2054	95	98
6.50%, 11/01/2054	210	218

Total UMBS Collateral		261,670

GNMA II Collateral — 6.8%
GNMA II Pool, Single Family, 30 years,
3.00%, 02/20/2055	29	26
5.00%, 01/20/2055	2,949	2,899
GNMA, Single Family, 30 years,
TBA, 2.00%, 07/01/2055 (w)	8,000	6,520
TBA, 3.00%, 08/15/2042 (w)	18,220	16,100
TBA, 4.00%, 08/01/2055 (w)	13,350	12,408
TBA, 4.50%, 07/01/2055 (w)	20,250	19,378
TBA, 5.00%, 07/01/2042 (w)	700	688
TBA, 5.00%, 08/01/2055 (w)	1,300	1,276
TBA, 5.50%, 07/01/2055 (w)	1,000	1,001
TBA, 6.00%, 08/01/2055 (w)	1,000	1,013
TBA, 6.50%, 08/01/2055 (w)	5,000	5,122

Total GNMA II Collateral		66,431

FNMA Collateral — 2.6%
FNMA Pool,
4.30%, 12/01/2029	5,011	5,042
5.03%, 11/01/2032	12,231	12,537
5.08%, 10/01/2032	355	365
5.17%, 01/01/2030	1,000	1,031
5.21%, 04/01/2029	2,291	2,365

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

FNMA Collateral — continued
5.21%, 01/01/2032	1,433	1,490
5.24%, 01/01/2030	1,913	1,980
5.55%, 11/01/2031	250	263

Total FNMA Collateral		25,073

Total Mortgage-Backed Securities (Cost $349,762)		353,174

	SHARES
Open End Fund — 4.5%
Fund — 4.5%
Equity Fund — 4.5%
BlackRock Global Equity Market Neutral Fund (Cost $41,780)	2,948	43,254

Preferred Stock — 0.0% (g)
Financial — 0.0% (g)
Insurance — 0.0% (g)
Acruise Holdings, Inc. (a) (f) (bb) (Cost $300)	12	300

	PRINCIPAL AMOUNT($)
Loan Assignments — 19.5% (o)
Basic Materials — 0.2%
Chemicals — 0.1%
Nouryon Finance BV, November 2024 B-2 Dollar Term Loan, (Netherlands), (CME Term SOFR 3 Month + 3.25%), 7.55%, 04/03/2028 (aa)	348	349
Vibrantz Technologies, Inc., Initial Term Loan, (CME Term SOFR 3 Month + 4.25%), 8.64%, 04/23/2029 (aa)	489	426
W. R. Grace Holdings LLC, Initial Term Loan, (CME Term SOFR 3 Month + 3.25%), 7.55%, 09/22/2028 (aa)	456	457

		1,232

Mining — 0.1%
Arsenal AIC Parent LLC, 2025 Refinancing Term B Loan, (CME Term SOFR 1 Month + 2.75%), 7.08%, 08/18/2030 (aa)	1,101	1,099

Total Basic Materials		2,331

Communications — 1.9%
Advertising — 0.3%
Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan, (CME Term SOFR 1 Month + 4.00%), 8.44%, 08/21/2028 (u) (aa)	855	846
CMG Media Corp., Term B-2 Loan (First Lien), (CME Term SOFR 3 Month + 3.50%), 7.90%, 06/18/2029 (aa)	1,427	1,379
Neptune BidCo US, Inc., Dollar Term B Loan (First Lien), (CME Term SOFR 3 Month + 5.00%), 9.33%, 04/11/2029 (aa)	1,358	1,281

		3,506

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	289

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Loan Assignments — continued
Internet — 0.4%
Arches Buyer, Inc., Refinancing Term Loan, (CME Term SOFR 1 Month + 3.25%), 7.68%, 12/06/2027 (aa)	752	742
Delivery Hero SE, Extended Dollar Term Loan, (Germany), 12/12/2029 (u)	249	251
MH Sub I LLC, 2021 Replacement Term Loan (Second Lien), (CME Term SOFR 1 Month + 6.25%), 10.58%, 02/23/2029 (aa)	830	725
MH Sub I LLC, 2023 May Incremental Term Loan (First Lien), (CME Term SOFR 1 Month + 4.25%), 8.58%, 05/03/2028 (aa)	770	721
MH SUB I LLC, 2024 December New Term Loan (First Lien), (CME Term SOFR 1 Month + 4.25%), 8.58%, 12/31/2031 (aa)	717	621
Proofpoint, Inc., 2024 Refinancing Term Loan (First Lien), (CME Term SOFR 1 Month + 3.00%), 7.33%, 08/31/2028 (aa)	666	666

		3,726

Media — 0.3%
CSC Holdings LLC, 2022 Refinancing Term Loan, (CME Term SOFR 1 Month + 4.50%), 8.81%, 01/18/2028 (aa)	637	627
CSC Holdings LLC, September 2019 Initial Term Loan, (PRIME 3 Month + 1.50%), 9.00%, 04/15/2027 (aa)	298	291
DIRECTV Financing LLC, 2024 Refinancing Term B Loan, (CME Term SOFR 3 Month + 5.25%), 9.79%, 08/02/2029 (aa)	527	522
DIRECTV Financing LLC, Closing Date Term Loan, (CME Term SOFR 3 Month + 5.00%), 9.54%, 08/02/2027 (aa)	64	64
Gray Television, Inc., Term D Loan,12/01/2028 (u)	337	326
Gray Television, Inc., Term F Loan, (CME Term SOFR 1 Month + 5.25%), 9.57%, 06/04/2029 (aa)	213	213
Radiate Holdco LLC, PIK First Out Term Loan, (CME Term SOFR 1 Month + 3.50%), 7.83%, 09/25/2029 (aa) (bb)	617	532

		2,575

Telecommunications — 0.9%
CommScope LLC, Initial Term Loan, 12/17/2029 (u)	530	536
Connect Finco Sarl, Amendment No. 4 Term Loan, (Luxembourg), (CME Term SOFR 1 Month + 4.50%), 8.83%, 09/27/2029 (u) (aa)	562	532

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Telecommunications — continued
Crown Subsea Communications Holding, Inc., 2024 Term Loan, (CME Term SOFR 3 Month + 4.00%), 8.33%, 01/30/2031 (aa)	447	449
Delta Topco, Inc., Fourth Amendment Refinancing Term Loan (First Lien), (CME Term SOFR 3 Month + 2.75%), 7.07%, 11/30/2029 (aa)	873	867
Delta Topco, Inc., Second Amendment Refinancing Term Loan (Second Lien), (CME Term SOFR 3 Month + 5.25%), 9.57%, 11/29/2030 (aa)	1,595	1,597
Frontier Communications Holdings LLC, Initial Term Loan, (CME Term SOFR 6 Month + 2.50%), 6.79%, 07/01/2031 (aa)	821	820
Iridium Communications, Inc., Term B-4 Loan, (CME Term SOFR 1 Month + 2.25%), 6.58%, 09/20/2030 (u) (aa)	431	431
Level 3 Financing, Inc., Term B-3 Refinancing Loan, (CME Term SOFR 1 Month + 4.25%), 8.58%, 03/29/2032 (aa)	1,425	1,439
Lumen Technologies, Inc., Term A Loan, (CME Term SOFR 1 Month + 6.00%), 10.33%, 06/01/2028 (aa)	469	480
Lumen Technologies, Inc., Term B-1 Loan, (CME Term SOFR 1 Month + 2.35%), 6.79%, 04/16/2029 (aa)	378	372
QualityTech LP, Term Loan, (CME Term SOFR 1 Month + 3.50%), 7.81%, 11/04/2031 (aa)	349	350
Zayo Group Holdings, Inc., Initial Dollar Term Loan, (CME Term SOFR 1 Month + 3.00%), 7.44%, 03/09/2027 (aa)	675	641

		8,514

Total Communications		18,321

Consumer Cyclical — 1.9%
Airlines — 0.3%
AAdvantage loyalty IP Ltd., 2025 Replacement Term Loan, (Cayman Islands), (CME Term SOFR 3 Month + 2.25%), 6.52%, 04/20/2028 (aa)	1,786	1,773
BCPE Pequod Buyer, Inc., Initial Term Loan, (CME Term SOFR 1 Month + 3.25%), 7.58%, 11/25/2031 (aa)	1,227	1,228
SkyMiles IP Ltd., Initial Term Loan, (Cayman Islands), (CME Term SOFR 3 Month + 3.75%), 8.02%, 10/20/2027 (aa)	211	212

		3,213

Apparel — 0.0% (g)
ABG Intermediate Holdings 2 LLC, 2024 Refinancing Term Loan (First Lien), (CME Term SOFR 1 Month + 2.25%), 6.58%, 12/21/2028 (aa)	637	636

SEE NOTES TO FINANCIAL STATEMENTS.

290	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Loan Assignments — continued
Entertainment — 0.9%
AMC Entertainment Holdings, Inc., Term Loan, (CME Term SOFR 1 Month + 7.00%), 11.32%, 01/04/2029 (aa)	1,104	1,113
Caesars Entertainment, Inc., 2023 Incremental Term B Loan, (CME Term SOFR 1 Month + 2.25%), 6.58%, 02/06/2030 (aa)	558	557
Caesars Entertainment, Inc., Incremental Term B-1 Loan, (CME Term SOFR 1 Month + 2.25%), 6.58%, 02/06/2031 (aa)	874	872
Cinemark USA, Inc., Term Loan B, (CME Term SOFR 3 Month + 2.25%), 6.55%, 05/24/2030 (aa)	279	280
Crown Finance US, Inc., Initial Term Loan, (CME Term SOFR 1 Month + 5.25%), 9.57%, 12/02/2031 (aa)	1,180	1,179
Crown Finance US, Inc., Term Loan B, 12/02/2031 (u)	215	215
Formula One Management Ltd., Facility B, (United Kingdom), (CME Term SOFR 3 Month + 2.00%), 6.30%, 09/30/2031 (u) (aa)	518	518
Formula One Management Ltd., Incremental Term Facility, (United Kingdom), 09/30/2031 (u)	17	17
Light and Wonder International, Inc., Term B-2 Loan, (CME Term SOFR 1 Month + 2.25%), 6.56%, 04/16/2029 (aa)	278	278
Ontario Gaming GTA LP, Term B Loan (First Lien), (Canada), (CME Term SOFR 3 Month + 4.25%), 8.55%, 08/01/2030 (aa)	728	720
UFC Holdings LLC, Incremental Term B-4 Loan (First Lien), (CME Term SOFR 3 Month + 2.25%), 6.57%, 11/21/2031 (aa)	2,611	2,619
Voyager Parent LLC, Term Loan B, 05/09/2032 (u)	530	524

		8,892

Leisure Time — 0.1%
Life Time, Inc., 2024 New Term Loan, (CME Term SOFR 3 Month + 2.25%), 6.53%, 11/05/2031 (aa)	723	725

Lodging — 0.1%
HRNI Holdings LLC, Term B Loan, (CME Term SOFR 3 Month + 4.25%), 8.70%, 12/11/2028 (aa)	754	733

Retail — 0.5%
Dave & Buster’s, Inc., 2024 Refinancing Term B Loan, (CME Term SOFR 3 Month + 3.25%), 7.56%, 06/29/2029 (aa)	143	138

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Retail — continued
EG Group Ltd., New Facility B2 (USD), (United Kingdom), (CME Term SOFR 3 Month + 4.25%), 8.58%, 02/07/2028 (aa)	895	898
Insulet Corp., 2025 Incremental Term Loan, (CME Term SOFR 1 Month + 2.00%), 6.33%, 08/04/2031 (aa)	312	314
IRB Holding Corp., 2024 Second Replacement Term B Loan, (CME Term SOFR 1 Month + 2.50%), 6.83%, 12/15/2027 (aa)	1,602	1,602
QXO Building Products, Inc., Term B Loan, (CME Term SOFR 3 Month + 3.00%), 7.30%, 04/30/2032 (aa)	111	112
Sabre GLBL, Inc., 2022 Other Term B Loan, 06/30/2028 (u)	450	443
Sabre GLBL, Inc., 2024 Term B-1 Loan, (CME Term SOFR 1 Month + 6.00%), 10.43%, 11/15/2029 (u) (aa)	647	644
Victra Holdings LLC, Fourth Amendment Incremental Term Loan, (CME Term SOFR 3 Month + 4.25%), 8.55%, 03/31/2029 (aa)	626	625

		4,776

Total Consumer Cyclical		18,975

Consumer Non-cyclical — 2.8%
Beverages — 0.1%
Celsius, Inc., Initial Term Loan, (CME Term SOFR 3 Month + 3.25%), 7.55%, 04/01/2032 (aa)	620	623
Primo Brands Corp., 2025 Refinancing Term Loan (First Lien), (CME Term SOFR 3 Month + 2.25%), 6.55%, 03/31/2028 (aa)	641	643

		1,266

Commercial Services — 1.0%
Albion Financing 3 SARL, 2025 Amended U.S. Dollar Term Loan Retired 07/01/2025, (Luxembourg), (CME Term SOFR 3 Month + 3.00%), 7.32%, 08/16/2029 (aa)	1,177	1,178
Allied Universal Holdco LLC, Initial U.S. Dollar Term Loan, (CME Term SOFR 1 Month + 3.75%), 8.18%, 05/12/2028 (aa)	2,017	2,026
Anticimex Global AB, Facility B1, (Sweden), (CME Term SOFR 3 Month + 3.40%), 7.66%, 11/16/2028 (aa)	445	446
Anticimex Global AB, Facility B6, (Sweden), (CME Term SOFR 3 Month + 3.40%), 7.66%, 11/16/2028 (aa)	84	85
Bach Finance Ltd., Eleventh Amendment Dollar Term Loan (First Lien), (Cayman Islands), (CME Term SOFR 3 Month + 3.25%), 7.58%, 01/09/2032 (aa)	324	325

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	291

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Loan Assignments — continued
Commercial Services — continued
Belron Finance 2019 LLC, 2031 Dollar Incremental Term Loan, (CME Term SOFR 3 Month + 2.75%), 7.05%, 10/16/2031 (aa)	1,399	1,404
Boost Newco Borrower LLC, USD Term B-2 Loan, (CME Term SOFR 3 Month + 2.00%), 6.30%, 01/31/2031 (aa)	852	854
Conservice Midco LLC, Initial Term Loan, (CME Term SOFR 1 Month + 3.00%), 7.33%, 05/13/2030 (aa)	169	169
Homeserve USA Holding Corp., Amendment No.1 Refinancing Term Loan, (CME Term SOFR 1 Month + 2.00%), 6.32%, 10/21/2030 (u) (aa)	348	348
Mavis Tire Express Services Topco Corp., Initial Term Loan, (CME Term SOFR 3 Month + 3.00%), 7.33%, 05/04/2028 (u) (aa)	860	859
Peloton Interactive, Inc., Initial Term Loan, (CME Term SOFR 3 Month + 5.50%), 9.83%, 05/30/2029 (aa)	269	272
Shift4 Payments LLC, Amendment No. 2 Term Loan, 06/30/2032 (u)	180	181
Soliant Lower Intermediate LLC, Initial Term Loan, (CME Term SOFR 6 Month + 3.75%), 8.00%, 07/18/2031 (aa)	290	287
Townsquare Media, Inc., Initial Term Loan, (CME Term SOFR 3 Month + 5.00%), 9.32%, 02/19/2030 (aa)	363	323
Wand Newco 3, Inc., Tranche B-2 Term Loan (First Lien), (CME Term SOFR 1 Month + 2.50%), 6.83%, 01/30/2031 (aa)	761	757

		9,514

Cosmetics/Personal Care — 0.3%
Opal Bidco SAS, Facility B2, (France), (CME Term SOFR 6 Month + 3.25%), 7.44%, 04/28/2032 (u) (aa)	2,345	2,353

Food — 0.1%
1440 Foods Topco LLC, Initial Term Loan, (CME Term SOFR 1 Month + 5.00%), 9.33%, 10/31/2031 (aa)	234	225
Chobani LLC, 2025 New Term Loan, (CME Term SOFR 1 Month + 2.50%), 6.83%, 10/25/2027 (aa)	750	752

		977

Healthcare — Products — 0.4%
Auris Luxembourg III S.a r.l., Facility B6, (Luxembourg), (CME Term SOFR 6 Month + 3.75%), 7.88%, 02/28/2029 (aa)	351	352
Bausch + Lomb Corp., Third Amendment Term Loan, (Canada), (CME Term SOFR 1 Month + 4.25%), 8.57%, 01/15/2031 (aa)	509	509

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Healthcare — Products — continued
Medline Borrower LP, Third Amendment Incremental Term Loan, (CME Term SOFR 1 Month + 2.25%), 6.58%, 10/23/2028 (aa)	3,188		3,190

			4,051

Healthcare — Services — 0.8%
Heartland Dental LLC, 2024 New Term Loan, (CME Term SOFR 1 Month + 4.50%), 8.83%, 04/28/2028 (aa)	948		948
Inception Finco S.a r.l., Facility B6, (Luxembourg), (CME Term SOFR 3 Month + 3.75%), 8.05%, 04/18/2031 (u) (aa)	726		731
LGC Science Group Holdings Ltd., Facility B3 (USD), (United Kingdom), (CME Term SOFR 1 Month + 4.00%), 8.33%, 01/21/2030 (aa)	643		645
LifePoint Health, Inc., 2024-1 Refinancing Term Loan (First Lien), (CME Term SOFR 3 Month + 3.75%), 8.01%, 05/17/2031 (aa)	1,010		998
LifePoint Health, Inc., 2024-2 Refinancing Term Loan (First Lien), (CME Term SOFR 3 Month + 3.50%), 7.82%, 05/19/2031 (aa)	1,191		1,171
Radiology Partners, Inc., Term B Loan, (CME Term SOFR 3 Month + 3.50%), 8.09%, 01/31/2029 (aa)	—	(h)	—	(h)
Star Parent, Inc., Term Loan, (CME Term SOFR 3 Month + 4.00%), 8.30%, 09/27/2030 (aa)	362		358
Surgery Center Holdings, Inc., 2024 Refinancing Term Loan, (CME Term SOFR 1 Month + 2.75%), 7.08%, 12/19/2030 (u) (aa)	2,493		2,500
U.S. Renal Care, Inc., Closing Date Term Loan, (CME Term SOFR 1 Month + 5.00%), 9.44%, 06/20/2028 (aa)	463		437

			7,788

Pharmaceuticals — 0.1%
1261229 B.C. Ltd., Term Loan B, (Canada), 10/08/2030 (u)	250		241
Dechra Pharmaceuticals Holdings Ltd., Facility B1, (United Kingdom), (CME Term SOFR 6 Month + 3.25%), 7.51%, 01/27/2032 (u) (aa)	424		425
IVC Acquisition Ltd, Facility B12, (United Kingdom), (CME Term SOFR 3 Month + 3.75%), 8.05%, 12/12/2028 (aa)	283		284

			950

Total Consumer Non-cyclical			26,899

SEE NOTES TO FINANCIAL STATEMENTS.

292	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Loan Assignments — continued
Energy — 0.5%
Energy—Alternate Sources — 0.1%
TerraForm Power Operating LLC, Specified Refinancing Term Loan, (CME Term SOFR 3 Month + 2.00%), 6.30%, 05/21/2029 (aa)	546	545

Oil & Gas Services — 0.0% (g)
Goodnight Water Solutions Holdings LLC, Initial Term Loan, (CME Term SOFR 1 Month + 4.50%), 8.83%, 06/04/2029 (aa)	451	452

Pipelines — 0.4%
Brazos Delaware II LLC, 2025 Refinancing Term Loan, (CME Term SOFR 1 Month + 3.00%), 7.31%, 02/11/2030 (aa)	453	453
CPPIB OVM Member U.S. LLC, Initial Term Loan, (CME Term SOFR 3 Month + 2.75%), 7.05%, 08/20/2031 (aa)	218	217
Epic Crude Services, LP, Term Loan, (CME Term SOFR 3 Month + 3.00%), 7.26%, 10/15/2031 (aa)	868	870
NGL Energy Operating LLC, Initial Term Loan, (CME Term SOFR 1 Month + 3.75%), 8.08%, 02/03/2031 (aa)	1,197	1,186
NorthRiver Midstream Finance LP, Initial Term B Loan (First Lien), (Canada), (CME Term SOFR 3 Month + 2.25%), 6.55%, 08/16/2030 (aa)	323	324
Prairie Acquiror LP, Initial Term B-3 Loan, (CME Term SOFR 1 Month + 4.25%), 8.58%, 08/01/2029 (aa)	259	260
Waterbridge NDB Operating LLC, Initial Term Loan, (CME Term SOFR 3 Month + 4.00%), 8.30%, 05/10/2029 (aa)	273	272

		3,582

Total Energy		4,579

Financial — 4.3%
Banks — 0.0% (g)
Orbit Private Holdings I Ltd, 2025 Incremental Term Loan (First Lien), (United Kingdom), (CME Term SOFR 6 Month + 3.75%), 7.92%, 12/11/2028 (aa)	374	376

Diversified Financial Services — 0.9%
Citadel Securities LP, 2024-1 Term Loan, (CME Term SOFR 1 Month + 2.00%), 6.33%, 10/31/2031 (aa)	194	195

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Diversified Financial Services — continued
Edelman Financial Engines Center LLC (The), 2024-2 Refinancing Term Loan, (CME Term SOFR 1 Month + 3.00%), 7.33%, 04/07/2028 (aa)	1,175	1,176
Focus Financial Partners LLC, Tranche B Incremental Term Loan, (CME Term SOFR 1 Month + 2.75%), 7.08%, 09/15/2031 (aa)	2,662	2,655
GTCR Everest Borrower LLC, Initial Term Loan, (CME Term SOFR 3 Month + 2.75%), 7.05%, 09/05/2031 (u) (aa)	642	643
HighTower Holding LLC, Initial Term Loan (First Lien), (CME Term SOFR 3 Month + 3.00%), 7.26%, 02/03/2032 (aa)	100	99
Jane Street Group LLC, Seventh Amendment Extended Term Loan, (CME Term SOFR 3 Month + 2.00%), 6.33%, 12/15/2031 (aa)	1,312	1,311
Mermaid Bidco, Inc., Facility B (USD), (CME Term SOFR 3 Month + 3.25%), 7.51%, 07/03/2031 (aa)	457	457
Osaic Holdings, Inc., Term B-4 Loan, (CME Term SOFR 1 Month + 3.50%), 7.83%, 08/17/2028 (aa)	843	844
Osttra Group Ltd., Term Loan (First Lien), (United Kingdom), 05/20/2032 (u)	355	356
Osttra Group Ltd., Term Loan (Second Lien), 05/20/2033 (u)	230	230
PEX Holdings LLC, Term Loan, (CME Term SOFR 6 Month + 2.75%), 6.97%, 11/26/2031 (aa)	324	324
RFS Opco LLC, Amendment No.1 Delayed Draw Term Loan, (CME Term SOFR 3 Month + 4.75%), 9.03%, 04/04/2031 (aa) (bb) (u)	309	307
RFS Opco LLC, Amendment No.2 Delayed Draw Term Loan, 04/04/2031 (bb) (u)	130	129

		8,726

Insurance — 3.3%
Acrisure LLC, 2024 Repricing Term B-6 Loan (First Lien), (CME Term SOFR 1 Month + 3.00%), 7.33%, 11/06/2030 (aa)	1,214	1,210
Alera Group, Inc., Initial Term Loan (Second Lien), 05/30/2033 (u)	3,210	3,269
Alera Group, Inc., Term Loan (First Lien), 05/30/2032 (u)	2,140	2,146
Alliant Holdings Intermediate LLC, Initial Term Loan, (CME Term SOFR 1 Month + 2.75%), 7.07%, 09/19/2031 (aa)	3,233	3,233
AssuredPartners, Inc., 2024 Term Loan, (CME Term SOFR 1 Month + 3.50%), 7.83%, 02/14/2031 (aa)	4,529	4,539

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	293

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Loan Assignments — continued
Insurance — continued
Asurion LLC, New B-11 Term Loan (First Lien), (CME Term SOFR 1 Month + 4.25%), 8.68%, 08/19/2028 (aa)	1,022	1,010
Asurion LLC, New B-3 Term Loan (Second Lien), (CME Term SOFR 1 Month + 5.25%), 9.69%, 01/31/2028 (aa)	785	749
Asurion LLC, New B-4 Term Loan (Second Lien), (CME Term SOFR 1 Month + 5.25%), 9.69%, 01/20/2029 (aa)	1,689	1,564
Asurion LLC, New Term B-13 Term Loan (First Lien), (CME Term SOFR 1 Month + 4.25%), 8.58%, 09/19/2030 (aa)	523	508
Hub International Ltd., 2025 Incremental Term Loan, (CME Term SOFR 3 Month + 2.50%), 6.77%, 06/20/2030 (aa)	3,255	3,264
Jones DesLauriers Insurance Management, Inc., 2025-1 Repricing Term Loan (First Lien), (Canada), (CME Term SOFR 3 Month + 2.75%), 7.03%, 03/15/2030 (u) (aa)	913	907
OneDigital Borrower LLC, 2025 Refinancing Term Loan (First Lien), (CME Term SOFR 1 Month + 3.00%), 7.33%, 07/02/2031 (aa)	551	549
OneDigital Borrower LLC, Initial Loan (Second Lien), (CME Term SOFR 1 Month + 5.25%), 9.58%, 07/02/2032 (aa)	1,330	1,328
Ryan Specialty LLC, 2024 Term Loan, (CME Term SOFR 1 Month + 2.25%), 6.58%, 09/15/2031 (aa)	239	238
Sedgwick Claims Management Services, Inc., 2024 Term Loan, (CME Term SOFR 1 Month + 3.00%), 7.33%, 07/31/2031 (aa)	2,822	2,831
Truist Insurance Holdings LLC, Amendment No.1 Replacement Term Loan (First Lien), (CME Term SOFR 3 Month + 2.75%), 7.05%, 05/06/2031 (aa)	908	908
Truist Insurance Holdings LLC, Initial Term Loan (Second Lien), (CME Term SOFR 3 Month + 4.75%), 9.05%, 05/06/2032 (aa)	3,309	3,344
USI, Inc., 2024-D Term Loan, (CME Term SOFR 3 Month + 2.25%), 6.55%, 11/21/2029 (aa)	315	315

		31,912

Investment Companies — 0.0% (g)
Acuren Delaware Holdco, Inc., Amendment No. 1 Term Loan, (CME Term SOFR 1 Month + 2.75%), 7.08%, 07/30/2031 (aa)	283	283

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

REITS — 0.1%
Blackstone Mortgage Trust, Inc., Term B-6 Loan, 12/10/2030 (u)	430	430
KREF Holdings X LLC, Initial Term Loan, (CME Term SOFR 1 Month + 3.25%), 7.56%, 03/05/2032 (aa)	319	321

		751

Total Financial		42,048

Industrial — 2.6%
Aerospace/Defense — 0.4%
Bleriot US Bidco, Inc., 2024 Term Loan, (CME Term SOFR 3 Month + 2.75%), 7.05%, 10/31/2030 (aa)	427	428
Kaman Corp., Initial Term Loan, (CME Term SOFR 3 Month + 2.75%), 7.08%, 02/26/2032 (aa)	434	433
TransDigm, Inc., New Tranche J Term Loan, (CME Term SOFR 3 Month + 2.50%), 6.80%, 02/28/2031 (aa)	1,401	1,403
TransDigm, Inc., Tranche I Term Loan, (CME Term SOFR 3 Month + 2.75%), 7.05%, 08/24/2028 (aa)	854	857
TransDigm, Inc., Tranche L Term Loan, (CME Term SOFR 3 Month + 2.50%), 6.83%, 01/19/2032 (aa)	318	318
TransDigm Inc., Tranche K Term Loan, (CME Term SOFR 3 Month + 2.75%), 7.05%, 03/22/2030 (aa)	308	309

		3,748

Building Materials — 0.4%
Chariot Buyer LLC, Initial Term Loan (First Lien), (CME Term SOFR 1 Month + 3.25%), 7.68%, 11/03/2028 (aa)	736	737
MI Windows and Doors LLC, Term B-2 Loan, (CME Term SOFR 1 Month + 3.00%), 7.33%, 03/28/2031 (aa)	437	438
Quikrete Holdings, Inc., Tranche B-3 Term Loan (First Lien), (CME Term SOFR 1 Month + 2.25%), 6.58%, 02/10/2032 (aa)	2,131	2,127
Watlow Electric Manufacturing Co., Initial Term Loan, (CME Term SOFR 3 Month + 3.00%), 7.28%, 03/02/2028 (aa)	285	285

		3,587

Engineering & Construction — 0.1%
Brown Group Holding LLC, Incremental Term B-2 Facility, (CME Term SOFR 3 Month + 2.50%), 6.78%, 07/01/2031 (aa)	622	622

Environmental Control — 0.4%
Filtration Group Corp., 2025 Incremental Dollar Term Loan, (CME Term SOFR 1 Month + 3.00%), 7.33%, 10/21/2028 (aa)	3,105	3,116

SEE NOTES TO FINANCIAL STATEMENTS.

294	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Loan Assignments — continued
Environmental Control — continued
Madison IAQ LLC, 2025 Incremental Term Loan, (CME Term SOFR 3 Month + 3.25%), 7.51%, 05/06/2032 (aa)	395		396
Madison IAQ LLC, Initial Term Loan, (CME Term SOFR 6 Month + 2.50%), 6.76%, 06/21/2028 (u) (aa)	522		522

			4,034

Hand/Machine Tools — 0.0% (g)
Alliance Laundry Systems LLC, Initial Term B Loan, (CME Term SOFR 1 Month + 2.50%), 6.83%, 08/19/2031 (aa)	325		326

Hand/MachineTools — 0.0% (g)
Madison Safety & Flow LLC, 2025 Incremental Term Loan (First Lien), (CME Term SOFR 1 Month + 2.75%), 7.08%, 09/26/2031 (aa)	213		213

Machinery—Construction & Mining — 0.0% (g)
WEC US Holdings Ltd., Initial Term Loan, (CME Term SOFR 1 Month + 2.25%), 6.57%, 01/27/2031 (u) (aa)	—	(h)	—	(h)

Machinery — Diversified — 0.6%
CPM Holdings, Inc., Initial Term Loan, (CME Term SOFR 1 Month + 4.50%), 8.82%, 09/28/2028 (u) (aa)	450		439
Engineered Machinery Holdings, Inc., Incremental Amendment No. 2 Term Loan (Second Lien), (CME Term SOFR 3 Month + 6.50%), 11.06%, 05/21/2029 (aa)	589		590
Engineered Machinery Holdings, Inc., Incremental Amendment No. 3 Term Loan (Second Lien), (CME Term SOFR 3 Month + 6.00%), 10.56%, 05/21/2029 (aa)	1,012		1,013
Engineered Machinery Holdings, Inc., Incremental Amendment No. 5 Term Loan (First Lien), (CME Term SOFR 3 Month + 3.50%), 8.06%, 05/19/2028 (aa)	1,177		1,183
Husky Injection Molding Systems Ltd., Amendment No. 5 Refinancing Term Loan, (Canada), (CME Term SOFR 6 Month + 4.50%), 8.67%, 02/15/2029 (aa)	866		868
INNIO Group Holding GmbH, 2025 Amended Facility B (USD) Loan, (Austria), (CME Term SOFR 3 Month + 2.50%), 6.76%, 11/02/2028 (aa)	169		169
Pro Mach Group, Inc., Amendment No.5 Term Loan (First Lien), (CME Term SOFR 1 Month + 2.75%), 7.08%, 08/31/2028 (aa)	946		947
TK Elevator Midco GmbH, Facility B (USD), (Germany), (CME Term SOFR 3 Month + 3.00%), 7.24%, 04/30/2030 (u) (aa)	652		654

			5,863

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Miscellaneous Manufactur — 0.3%
JBT Marel Corp., Initial Term Loan, (CME Term SOFR 1 Month + 2.00%), 6.43%, 01/02/2032 (aa)	374	375
LTI Holdings, Inc., 2024 Term Loan (First Lien), (CME Term SOFR 1 Month + 4.25%), 8.58%, 07/29/2029 (u) (aa)	2,775	2,772

		3,147

Packaging & Containers — 0.4%
Charter Next Generation, Inc., 2024 Replacement Term Loan (First Lien), (CME Term SOFR 1 Month + 2.75%), 7.06%, 11/29/2030 (aa)	3,132	3,142
ProAmpac PG Borrower LLC, 2024-1 Refinancing Term Loan, (CME Term SOFR 3 Month + 4.00%), 8.26%, 09/15/2028 (aa)	363	364

		3,506

Total Industrial		25,046

Technology — 4.4%
Computers — 0.7%
Kaseya, Inc., Initial Term Loan (First Lien), (CME Term SOFR 1 Month + 3.25%), 7.58%, 03/20/2032 (aa)	653	656
Kaseya, Inc., Initial Term Loan (Second Lien), (CME Term SOFR 1 Month + 5.00%), 9.33%, 03/20/2033 (u) (aa)	1,616	1,617
McAfee Corp., Second Amendment Tranche B-1 Term Loan, (CME Term SOFR 1 Month + 3.00%), 7.32%, 03/01/2029 (aa)	2,124	2,060
X Corp., Tranche B-1 Loan (First Lien), (CME Term SOFR 1 Month + 6.50%), 10.93%, 10/26/2029 (aa)	1,324	1,292
X Corp., Tranche B-3 Term Loan (First Lien), 9.50%, 10/26/2029	1,210	1,176

		6,801

Semiconductors — 0.3%
Altar BidCo, Inc., Initial Term Loan (First Lien), (CME Term SOFR 12 Month + 3.10%), 7.25%, 02/01/2029 (aa)	319	318
Icon Parent I, Inc., Initial Term Loan (First Lien), (CME Term SOFR 6 Month + 3.00%), 7.21%, 11/13/2031 (aa)	1,187	1,188
Icon Parent I, Inc., Initial Term Loan (Second Lien), (CME Term SOFR 6 Month + 5.00%), 9.21%, 11/12/2032 (aa)	960	967

		2,473

Software — 3.4%
Applied Systems, Inc., Initial Term Loan (2024) (Second Lien), (CME Term SOFR 3 Month + 4.50%), 8.80%, 02/23/2032 (aa)	2,558	2,618

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	295

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Loan Assignments — continued
Software — continued
Applied Systems, Inc., Tranche B-1 Term Loan (First Lien), (CME Term SOFR 3 Month + 2.50%), 6.80%, 02/24/2031 (aa)	3,176	3,188
Ascend Learning LLC, Amendment No. 5 Incremental Term Loan, (CME Term SOFR 1 Month + 3.00%), 7.33%, 12/11/2028 (aa)	876	876
Ascend Learning LLC, Initial Term Loan (Second Lien), (CME Term SOFR 1 Month + 5.75%), 10.18%, 12/10/2029 (aa)	396	396
athenahealth Group, Inc., Initial Term Loan, (CME Term SOFR 1 Month + 2.75%), 7.08%, 02/15/2029 (aa)	1,454	1,451
Boxer Parent Co., Inc., 2031 Replacement Dollar Term Loan, (CME Term SOFR 3 Month + 3.00%), 7.33%, 07/30/2031 (aa)	209	208
Boxer Parent Co., Inc., Initial Term Loan (Second Lien), (CME Term SOFR 3 Month + 5.75%), 10.08%, 07/30/2032 (u) (aa)	330	320
Central Parent LLC, 2024 Refinancing Term Loan (First Lien), (CME Term SOFR 3 Month + 3.25%), 7.55%, 07/06/2029 (u) (aa)	324	270
Cloud Software Group, Inc., Seventh Amendment Tranche B-1 Term Loan, (CME Term SOFR 3 Month + 3.50%), 7.80%, 03/29/2029 (aa)	1,867	1,869
Cloud Software Group, Inc., Sixth Amendment Term Loan, (CME Term SOFR 3 Month + 3.75%), 8.05%, 03/21/2031 (aa)	815	816
ConnectWise LLC, Initial Term Loan, (CME Term SOFR 3 Month + 3.50%), 8.06%, 09/29/2028 (aa)	317	319
Dye & Durham Corp., Term Loan B, (Canada), (CME Term SOFR 3 Month + 4.25%), 8.65%, 04/11/2031 (aa)	1,063	1,070
ECi Macola/MAX Holding LLC, 2024 Repricing Term Loan (First Lien), (CME Term SOFR 3 Month + 3.25%), 7.55%, 05/09/2030 (aa)	317	319
Ellucian Holdings, Inc., Initial Term Loan (First Lien), (CME Term SOFR 1 Month + 3.00%), 7.33%, 10/09/2029 (aa)	2,773	2,778
Ellucian Holdings, Inc., Initial Term Loan (Second Lien), (CME Term SOFR 1 Month + 4.75%), 9.08%, 11/22/2032 (aa)	1,131	1,153
Epicor Software Corp., Term F Loan, (CME Term SOFR 1 Month + 2.75%), 7.08%, 05/30/2031 (aa)	3,994	4,002
Genuine Financial Holdings LLC, 2025 Replacement Term Loan (First Lien), (CME Term SOFR 1 Month + 3.25%), 7.58%, 09/27/2030 (aa)	665	630

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Software — continued
Javelin Buyer, Inc., Term Loan, (CME Term SOFR 3 Month + 3.00%), 7.33%, 12/05/2031 (aa)		584	586
Javelin Buyer, Inc., Term Loan (Second Lien), (CME Term SOFR 3 Month + 5.25%), 9.58%, 12/06/2032 (aa)		640	632
Playtika Holding Corp., Term B-1 Loan, (CME Term SOFR 1 Month + 2.75%), 7.19%, 03/13/2028 (u) (aa)		129	127
Polaris Newco LLC, Dollar Term Loan (First Lien), (CME Term SOFR 3 Month + 3.75%), 8.29%, 06/02/2028 (aa)		781	760
Polaris Newco LLC, Euro Term Loan (First Lien), (EURIBOR 1 Month + 3.75%), 5.68%, 06/02/2028 (aa)	EUR	685	768
Project Alpha Intermediate Holding, Inc., Initial Loan (Second Lien), (CME Term SOFR 3 Month + 5.00%), 9.30%, 05/09/2033 (u) (aa)		1,765	1,752
Project Alpha Intermediate Holding, Inc., Second Amendment Refinancing Term Loan (First Lien), (CME Term SOFR 3 Month + 3.25%), 7.55%, 10/26/2030 (u) (aa)		673	676
Project Boost Purchaser LLC, Initial Loan (Second Lien), (CME Term SOFR 3 Month + 5.25%), 9.55%, 07/16/2032 (aa)		320	322
Project Boost Purchaser LLC, Initial Term Loan (First Lien), (CME Term SOFR 3 Month + 3.00%), 7.30%, 07/16/2031 (aa)		533	533
RealPage, Inc., 2024-1 Incremental Term Loan (First Lien), (CME Term SOFR 3 Month + 3.75%), 8.05%, 04/24/2028 (u) (aa)		314	314
RealPage, Inc., Initial Term Loan (First Lien), (CME Term SOFR 3 Month + 3.00%), 7.56%, 04/24/2028 (aa)		89	88
Renaissance Holding Corp., 2024-2 Term Loan (First Lien), (CME Term SOFR 3 Month + 4.00%), 8.28%, 04/05/2030 (aa)		457	413
UKG, Inc., 2024 Refinancing Term Loan (First Lien), (CME Term SOFR 1 Month + 3.00%), 7.31%, 02/10/2031 (aa)		3,642	3,654
Waystar Technologies, Inc., New Term Loan Facility (First Lien), (CME Term SOFR 1 Month + 2.25%), 6.58%, 10/22/2029 (aa)		551	552

			33,460

Total Technology			42,734

SEE NOTES TO FINANCIAL STATEMENTS.

296	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Loan Assignments — continued
Utilities — 0.9%
Electric — 0.9%
Alpha Generation LLC, Initial Term B Loan, (CME Term SOFR 1 Month + 2.00%), 6.33%, 09/30/2031 (aa)	1,580	1,577
Compass Power Generation LLC, Tranche B-4 Term Loan, (CME Term SOFR 1 Month + 3.25%), 7.58%, 04/14/2029 (aa)	197	198
Constellation Renewables LLC, Loan, (CME Term SOFR 3 Month + 2.25%), 6.58%, 12/15/2027 (aa)	1,198	1,201
Cornerstone Generation LLC, Term Loan B, 10/28/2031 (u)	1,385	1,391
Edgewater Generation LLC, 2025 Refinancing Term Loan, (CME Term SOFR 1 Month + 3.00%), 7.33%, 08/01/2030 (aa)	865	867
Hamilton Projects Acquiror LLC, Term Loan, (CME Term SOFR 1 Month + 3.00%), 7.33%, 05/30/2031 (aa)	524	526
MRP Buyer LLC, Closing Date Term Loan, (CME Term SOFR 3 Month + 3.25%), 7.57%, 06/04/2032 (aa)	373	367
Pike Corp., 2028 Initial Term Loan, (CME Term SOFR 1 Month + 3.00%), 7.44%, 01/21/2028 (aa)	524	527
Talen Energy Supply LLC, 2024-1 Incremental Term B Loan, (CME Term SOFR 3 Month + 2.50%), 6.81%, 12/13/2031 (aa)	955	956
Talen Energy Supply LLC, Initial Term B Loan, (CME Term SOFR 3 Month + 2.50%), 6.81%, 05/17/2030 (aa)	1,141	1,142

Total Utilities		8,752

Total Loan Assignments (Cost $190,030)		189,685

Purchased Option Contracts — 0.0% (g)
Call Option Contracts — 0.0% (g)
FNMA or FHLMC, Single Family, 30 Years, Maturity Date 08/06/2025, Strike Price 97.64	2,600	20
FNMA or FHLMC, Single Family, 30 Years, Maturity Date 08/06/2025, Strike Price 97.73	13,100	95
Put Option Contracts — 0.00% (g)
FNMA or FHLMC, Single Family, 30 Years, Maturity Date 07/07/2025, Strike Price 95.36	6,000	—	(h)
FNMA or FHLMC, Single Family, 30 Years, Maturity Date 07/07/2025, Strike Price 70.00	30,000	—	(h)

Total Purchased Option Contracts (Cost $64)		115

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Short-Term Investments — 30.0%
Time Deposits — 2.9%
Australia & New Zealand Banking Group Ltd.,
2.61%, 07/01/2025	AUD	164	108
3.68%, 07/01/2025 (c)		508	508
Brown Brothers Harriman & Co.,
0.02%, 07/02/2025	HKD	976	124
0.46%, 07/01/2025	SGD	135	106
Citibank NA,
0.86%, 07/01/2025 (c)	EUR	483	569
3.17%, 07/01/2025 (c)	GBP	166	227
3.68%, 07/01/2025 (c)		21,936	21,936
Royal Bank of Canada, 1.55%, 07/02/2025 (c)	CAD	322	237
Skandinaviska Enskilda Banken AB, 0.80%, 07/01/2025	SEK	1,360	144
Sumitomo Mitsui Banking Corp.,
0.12%, 07/01/2025	JPY	17,963	125
3.68%, 07/01/2025		325	325
Sumitomo Mitsui Trust Bank Ltd., 3.68%, 07/01/2025		3,723	3,723

Total Time Deposits			28,132

U.S. Treasury Obligations — 27.1%
U.S. Treasury Bills,
4.00%, 10/23/2025 (c) (n)		18,500	18,255
4.07%, 09/25/2025 (c) (n)		24,500	24,254
4.13%, 10/09/2025 (c) (n)		21,500	21,251
4.17%, 10/16/2025 (n)		17,000	16,788
4.20%, 08/28/2025 (c) (n)		3,500	3,476
4.23%, 08/14/2025 (c) (n)		134,000	133,294
4.24%, 08/05/2025 (n)		30,000	29,876
4.27%, 08/21/2025 (n) (gg)		86	85
4.30%, 09/11/2025 (n) (gg)		370	367
4.33%, 08/12/2025 (n)		16,000	15,920

Total U.S. Treasury Obligations			263,566

Total Short-Term Investments (Cost $291,756)			291,698

Total Investments, Before Short Positions — 127.4% (Cost—$1,234,341)			1,238,454
Liabilities in Excess of Other Assets — (27.4)%			(266,490)

NET ASSETS — 100.0%			$971,964

Short Positions — 5.2%
Mortgage-Backed Securities — 5.2%
FNMA or FHLMC, Single Family, 30 years,
TBA, 2.00%, 07/01/2055 (w)		4,500	3,561
TBA, 3.00%, 05/25/2044 (w)		7,700	6,658
TBA, 5.00%, 07/01/2055 (w)		20,800	20,383
TBA, 7.00%, 07/01/2055 (w)		13,635	14,348
GNMA, Single Family, 30 years, TBA, 2.50%, 07/01/2055 (w)		7,000	5,954

Total Mortgage-Backed Securities (Cost $50,305)			50,904

Total Securities Sold Short — 5.2% (Proceeds $50,305)			50,904

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	297

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of June 30, 2025:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
Long Contracts
3MO Euro EURIBOR	50	09/2026	EUR	14,453	1
3MO Euro EURIBOR	336	06/2027	EUR	96,968	(44)
3MO Euro EURIBOR	304	12/2027	EUR	87,599	(40)
ASX SPI 200 Index	65	09/2025	AUD	9,124	6
Australia 3-Year Bond	88	09/2025	AUD	6,226	14
Australia 10-Year Bond	86	09/2025	AUD	6,468	20
Australian Dollar	132	09/2025	USD	8,610	88
Brent Crude Oil	34	07/2025	USD	2,544	(275	)(c)
British Pound	235	09/2025	USD	19,873	285
CAC40 10 Euro	17	07/2025	EUR	1,535	1
Canadian Dollar	166	09/2025	USD	12,209	22
Canadian Government 10 Year Bond	20	09/2025	CAD	1,788	4
Canola	66	11/2025	CAD	677	11	(c)
Cocoa	6	09/2025	USD	556	(16	)(c)
Copper	69	09/2025	USD	8,492	275	(c)
Crude Oil	37	07/2025	USD	2,634	(225	)(c)
Crude Oil	23	08/2025	USD	1,654	(186	)(c)
Dax Index	6	09/2025	EUR	4,164	85
E-mini Russell 2000 Index	33	09/2025	USD	3,585	32
Euro BOBL	37	09/2025	EUR	5,151	(22)
Euro BTP Italian Government Bonds	165	09/2025	EUR	23,505	13
Euro Bund	33	09/2025	EUR	5,098	(39)
Euro Fx	222	09/2025	USD	32,147	697
Euro STOXX 50 Index	51	09/2025	EUR	3,190	10
Euro-Oat French Government Bonds	44	09/2025	EUR	6,469	(50)
FTSE 100 Index	67	09/2025	GBP	8,147	(64)
FTSE MIB Index	14	09/2025	EUR	3,256	31
Gas Oil	36	07/2025	USD	2,611	(173	)(c)
Gasoline RBOB	31	07/2025	USD	2,960	(262	)(c)
Gold 100 oz	38	08/2025	USD	12,572	(3	)(c)
Hang Seng China Enterprise Index	67	07/2025	HKD	3,702	(3)
Hang Seng Index	32	07/2025	HKD	4,887	22
ICE 3 Month SONIA	276	12/2026	GBP	91,428	83
ICE 3 Month SONIA	256	09/2027	GBP	84,740	79
IFSC NIFTY 50 Index	104	07/2025	USD	5,254	71
Lean Hogs	51	08/2025	USD	2,121	72	(c)
Lean Hogs	19	10/2025	USD	704	(2	)(c)
Long Gilt	26	09/2025	GBP	3,320	1
Mexican Peso	1,150	09/2025	USD	29,713	704
Mini MSCI EAFE Index	201	09/2025	USD	26,683	268
MSCI Emerging Markets Index	369	09/2025	USD	22,366	392
NASDAQ 100 E-mini Index	43	09/2025	USD	19,022	666
New York Harbor ULSD	30	07/2025	USD	2,970	(102	)(c)
New Zealand Dollar	131	09/2025	USD	7,931	74
OMXS 30 Index	12	07/2025	SEK	315	1
Palladium	10	09/2025	USD	1,039	68	(c)
Platinum	48	10/2025	USD	3,116	107	(c)
Rapeseed Euro	3	10/2025	EUR	91	(5	)(c)
S&P 500 E-mini Index	32	09/2025	USD	9,767	239
S&P Mid 400 E-mini Index	11	09/2025	USD	3,404	34
S&P Toronto Stock Exchange 60 Index	37	09/2025	CAD	8,606	88

SEE NOTES TO FINANCIAL STATEMENTS.

298	SIX CIRCLES TRUST	JUNE 30, 2025

Futures contracts outstanding as of June 30, 2025:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
SGX FTSE China A50 Index	375	07/2025	USD	5,025	(4)
SGX FTSE Taiwan Index	44	07/2025	USD	3,159	51
SGX MSCI Singapore Index	148	07/2025	SGD	4,697	89
SGX Nikkei	29	09/2025	JPY	3,932	141
Short Euro-BTP	139	09/2025	EUR	17,708	(34)
Silver	68	09/2025	USD	12,296	2	(c)
SOFR 3 Month	31	03/2026	USD	7,499	(34)
SOFR 3 Month	75	09/2026	USD	18,142	12
SOFR 3 Month	135	12/2026	USD	32,672	43
SOFR 3 Month	503	03/2027	USD	121,623	317
SOFR 3 Month	196	09/2027	USD	47,371	113
SOFR 3 Month	308	06/2028	USD	74,427	55
Soybean Oil	112	12/2025	USD	3,444	101	(c)
Swiss Franc	65	09/2025	USD	10,062	278
TOPIX Index	27	09/2025	JPY	5,232	122
U.S. Treasury 2 Year Note	174	09/2025	USD	36,040	156
U.S. Treasury 5 Year Note	11	09/2025	USD	1,198	1
U.S. Treasury 10 Year Note	131	09/2025	USD	14,489	200

					4,662

Short Contracts
10YR Japan Government Bond	(13)	09/2025	JPY	(12,526)	(24)
Coff Robusta 10 Tonne	(10)	09/2025	USD	(445)	83	(c)
Coffee	(8)	09/2025	USD	(995)	95	(c)
Corn	(335)	12/2025	USD	(7,453)	325	(c)
Cotton	(46)	12/2025	USD	(1,535)	(32	)(c)
Dollar Index	(14)	09/2025	USD	(1,381)	30
Euro Buxl	(3)	09/2025	EUR	(421)	2
Euro Schatz	(272)	09/2025	EUR	(34,368)	5
Euro STOXX BANK	(179)	09/2025	EUR	(2,293)	238	(c)
Euro STOXX BANK	(47)	12/2025	EUR	(582)	10	(c)
Hard Red Winter Wheat	(187)	09/2025	USD	(5,142)	217	(c)
Japanese Yen	(179)	09/2025	USD	(15,469)	(181)
London Cocoa	(1)	09/2025	GBP	(80)	(2	)(c)
London Cocoa	(3)	12/2025	GBP	(226)	(8	)(c)
Natural Gas	(201)	07/2025	USD	(7,332)	386	(c)
Red Spring Wheat	(10)	09/2025	USD	(316)	5	(c)
SOFR 3 Month	(331)	06/2026	USD	(80,214)	277
Soybean	(13)	11/2025	USD	(665)	(3	)(c)
Soybean Meal	(242)	12/2025	USD	(7,460)	459	(c)
Sugar	(324)	09/2025	USD	(6,155)	276	(c)
U.S. Treasury 2 Year Note	(7)	09/2025	USD	(1,450)	(6)
U.S. Treasury Long Bond	(341)	09/2025	USD	(38,236)	(1,139)
U.S. Treasury Ultra Bond	(27)	09/2025	USD	(3,113)	(103)

					910

Total unrealized appreciation (depreciation)					5,572

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	299

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of June 30, 2025:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
AUD	252	USD	164	Brown Brothers Harriman & Co.	07/17/2025	2
AUD	85	USD	56	Brown Brothers Harriman & Co.	07/17/2025	—	(h)
CAD	80	USD	58	Brown Brothers Harriman & Co.	07/17/2025	1	(c)
CAD	37	USD	27	Brown Brothers Harriman & Co.	07/17/2025	—	(c)(h)
CAD	130	USD	95	Brown Brothers Harriman & Co.	07/17/2025	2
USD	36	CAD	49	Brown Brothers Harriman & Co.	07/17/2025	—	(h)
EUR	167	USD	191	Brown Brothers Harriman & Co.	07/17/2025	6
EUR	27	USD	32	Brown Brothers Harriman & Co.	07/17/2025	—	(c)(h)
EUR	764	USD	878	Brown Brothers Harriman & Co.	07/17/2025	23
EUR	41	USD	48	Brown Brothers Harriman & Co.	07/17/2025	1	(c)
EUR	34	USD	40	Brown Brothers Harriman & Co.	07/17/2025	1	(c)
EUR	39	USD	45	Brown Brothers Harriman & Co.	07/17/2025	2	(c)
EUR	50	USD	58	Brown Brothers Harriman & Co.	07/17/2025	2	(c)
EUR	63	USD	73	Brown Brothers Harriman & Co.	07/17/2025	—	(h)
EUR	70	USD	81	Brown Brothers Harriman & Co.	07/17/2025	2	(c)
EUR	195	USD	226	Brown Brothers Harriman & Co.	07/17/2025	3
EUR	325	USD	378	Brown Brothers Harriman & Co.	07/17/2025	6
EUR	110	USD	129	Brown Brothers Harriman & Co.	07/17/2025	1
EUR	267	USD	310	Brown Brothers Harriman & Co.	07/17/2025	5
EUR	80	USD	93	Brown Brothers Harriman & Co.	07/17/2025	2
EUR	46	USD	53	Brown Brothers Harriman & Co.	07/17/2025	1
EUR	68	USD	78	Brown Brothers Harriman & Co.	07/17/2025	2
EUR	40	USD	47	Brown Brothers Harriman & Co.	07/17/2025	1
EUR	100	USD	115	Brown Brothers Harriman & Co.	07/17/2025	3
EUR	34	USD	39	Brown Brothers Harriman & Co.	07/17/2025	1	(c)
USD	82	GBP	60	Brown Brothers Harriman & Co.	07/17/2025	—	(h)
GBP	238	USD	324	Brown Brothers Harriman & Co.	07/17/2025	4
GBP	71	USD	95	Brown Brothers Harriman & Co.	07/17/2025	2
GBP	36	USD	49	Brown Brothers Harriman & Co.	07/17/2025	—	(h)
GBP	31	USD	42	Brown Brothers Harriman & Co.	07/17/2025	1	(c)
GBP	28	USD	37	Brown Brothers Harriman & Co.	07/17/2025	1
USD	57	HKD	447	Brown Brothers Harriman & Co.	07/17/2025	—	(h)
USD	80	HKD	623	Brown Brothers Harriman & Co.	07/17/2025	—	(h)
USD	184	HKD	1,441	Brown Brothers Harriman & Co.	07/17/2025	—	(h)
USD	127	HKD	994	Brown Brothers Harriman & Co.	07/17/2025	—	(h)
USD	193	HKD	1,508	Brown Brothers Harriman & Co.	07/17/2025	—	(h)
USD	65	HKD	505	Brown Brothers Harriman & Co.	07/17/2025	—	(h)
USD	107	HKD	841	Brown Brothers Harriman & Co.	07/17/2025	—	(h)
USD	52	HKD	403	Brown Brothers Harriman & Co.	07/17/2025	—	(h)
USD	867	HKD	6,776	Brown Brothers Harriman & Co.	07/17/2025	2
JPY	5,133	USD	36	Brown Brothers Harriman & Co.	07/17/2025	—	(h)
JPY	22,587	USD	157	Brown Brothers Harriman & Co.	07/17/2025	—	(h)
JPY	7,984	USD	55	Brown Brothers Harriman & Co.	07/17/2025	—	(h)
JPY	7,291	USD	50	Brown Brothers Harriman & Co.	07/17/2025	—	(h)
JPY	11,274	USD	78	Brown Brothers Harriman & Co.	07/17/2025	1
JPY	9,749	USD	68	Brown Brothers Harriman & Co.	07/17/2025	—	(h)
USD	121	JPY	17,433	Brown Brothers Harriman & Co.	07/17/2025	—	(h)
JPY	18,775	USD	130	Brown Brothers Harriman & Co.	07/17/2025	—	(h)
USD	63	JPY	9,023	Brown Brothers Harriman & Co.	07/17/2025	—	(h)
USD	107	JPY	15,300	Brown Brothers Harriman & Co.	07/17/2025	—	(h)
SGD	72	USD	56	Brown Brothers Harriman & Co.	07/17/2025	1
SGD	47	USD	37	Brown Brothers Harriman & Co.	07/17/2025	—	(h)
SGD	93	USD	73	Brown Brothers Harriman & Co.	07/17/2025	—	(h)

Total unrealized appreciation						79

SEE NOTES TO FINANCIAL STATEMENTS.

300	SIX CIRCLES TRUST	JUNE 30, 2025

Forward foreign currency exchange contracts outstanding as of June 30, 2025:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
USD	2,002	EUR	1,761	Bank of America, NA	07/02/2025	(72)
USD	254	AUD	389	Brown Brothers Harriman & Co.	07/17/2025	(2)
USD	62	AUD	95	Brown Brothers Harriman & Co.	07/17/2025	(1)
USD	35	AUD	53	Brown Brothers Harriman & Co.	07/17/2025	—	(h)
USD	89	AUD	137	Brown Brothers Harriman & Co.	07/17/2025	(2)
USD	46	AUD	72	Brown Brothers Harriman & Co.	07/17/2025	(1)
USD	56	AUD	87	Brown Brothers Harriman & Co.	07/17/2025	(1)
USD	48	AUD	73	Brown Brothers Harriman & Co.	07/17/2025	—	(h)
USD	81	CAD	111	Brown Brothers Harriman & Co.	07/17/2025	—	(c)(h)
CAD	53	USD	39	Brown Brothers Harriman & Co.	07/17/2025	—	(c)(h)
CAD	52	USD	38	Brown Brothers Harriman & Co.	07/17/2025	—	(c)(h)
CAD	62	USD	46	Brown Brothers Harriman & Co.	07/17/2025	—	(h)
CAD	59	USD	44	Brown Brothers Harriman & Co.	07/17/2025	—	(h)
USD	191	CAD	261	Brown Brothers Harriman & Co.	07/17/2025	—	(c)(h)
USD	44	CAD	60	Brown Brothers Harriman & Co.	07/17/2025	—	(h)
USD	30	CAD	41	Brown Brothers Harriman & Co.	07/17/2025	—	(c)(h)
USD	61	CAD	84	Brown Brothers Harriman & Co.	07/17/2025	(1)	(c)
USD	206	EUR	177	Brown Brothers Harriman & Co.	07/17/2025	(3)
USD	163	EUR	141	Brown Brothers Harriman & Co.	07/17/2025	(4)
USD	55	EUR	48	Brown Brothers Harriman & Co.	07/17/2025	(1)
USD	241	EUR	209	Brown Brothers Harriman & Co.	07/17/2025	(6)
USD	34	EUR	29	Brown Brothers Harriman & Co.	07/17/2025	—	(h)
USD	55	EUR	47	Brown Brothers Harriman & Co.	07/17/2025	—	(c)(h)
USD	30	EUR	26	Brown Brothers Harriman & Co.	07/17/2025	(1)	(c)
USD	55	EUR	47	Brown Brothers Harriman & Co.	07/17/2025	(1)
USD	466	EUR	408	Brown Brothers Harriman & Co.	07/17/2025	(15)	(c)
USD	17	EUR	15	Brown Brothers Harriman & Co.	07/17/2025	(1)	(c)
USD	96	EUR	84	Brown Brothers Harriman & Co.	07/17/2025	(3)	(c)
USD	155	EUR	133	Brown Brothers Harriman & Co.	07/17/2025	(3)
USD	3,299	EUR	2,886	Brown Brothers Harriman & Co.	07/17/2025	(104)
USD	271	EUR	236	Brown Brothers Harriman & Co.	07/17/2025	(8)
USD	36	EUR	32	Brown Brothers Harriman & Co.	07/17/2025	(1)
USD	217	EUR	189	Brown Brothers Harriman & Co.	07/17/2025	(7)
USD	41	GBP	30	Brown Brothers Harriman & Co.	07/17/2025	(1)
USD	33	GBP	24	Brown Brothers Harriman & Co.	07/17/2025	—	(c)(h)
USD	317	GBP	235	Brown Brothers Harriman & Co.	07/17/2025	(6)
USD	149	GBP	110	Brown Brothers Harriman & Co.	07/17/2025	(2)
USD	52	GBP	38	Brown Brothers Harriman & Co.	07/17/2025	(1)
USD	41	GBP	30	Brown Brothers Harriman & Co.	07/17/2025	(1)
USD	1,505	GBP	1,115	Brown Brothers Harriman & Co.	07/17/2025	(26)
USD	251	GBP	186	Brown Brothers Harriman & Co.	07/17/2025	(5)	(c)
USD	83	GBP	62	Brown Brothers Harriman & Co.	07/17/2025	(2)
USD	27	GBP	20	Brown Brothers Harriman & Co.	07/17/2025	—	(h)
USD	131	GBP	97	Brown Brothers Harriman & Co.	07/17/2025	(2)
GBP	68	USD	94	Brown Brothers Harriman & Co.	07/17/2025	—	(h)
HKD	484	USD	62	Brown Brothers Harriman & Co.	07/17/2025	—	(h)
HKD	1,331	USD	170	Brown Brothers Harriman & Co.	07/17/2025	—	(h)
HKD	900	USD	115	Brown Brothers Harriman & Co.	07/17/2025	—	(h)
HKD	693	USD	89	Brown Brothers Harriman & Co.	07/17/2025	—	(h)
HKD	352	USD	45	Brown Brothers Harriman & Co.	07/17/2025	—	(h)
HKD	861	USD	110	Brown Brothers Harriman & Co.	07/17/2025	—	(h)
HKD	2,014	USD	257	Brown Brothers Harriman & Co.	07/17/2025	—	(h)
USD	885	JPY	127,612	Brown Brothers Harriman & Co.	07/17/2025	(3)
USD	119	JPY	17,455	Brown Brothers Harriman & Co.	07/17/2025	(3)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	301

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of June 30, 2025:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
USD	73	JPY	10,556	Brown Brothers Harriman & Co.	07/17/2025	(1)
USD	59	JPY	8,516	Brown Brothers Harriman & Co.	07/17/2025	—	(h)
USD	76	SEK	732	Brown Brothers Harriman & Co.	07/17/2025	(1)
USD	69	SGD	89	Brown Brothers Harriman & Co.	07/17/2025	(1)
USD	51	SGD	65	Brown Brothers Harriman & Co.	07/17/2025	—	(h)
USD	94	SGD	121	Brown Brothers Harriman & Co.	07/17/2025	(1)
USD	61	SGD	78	Brown Brothers Harriman & Co.	07/17/2025	—	(h)
USD	2,068	EUR	1,761	Barclays Bank plc	08/04/2025	(11)
USD	119	EUR	105	Barclays Bank plc	08/22/2025	(5)
USD	310	EUR	271	Barclays Bank plc	08/22/2025	(10)
USD	749	EUR	666	Barclays Bank plc	08/22/2025	(38)
USD	73	EUR	64	Morgan Stanley & Co.	08/22/2025	(3)

Total unrealized depreciation						(361)

Net unrealized appreciation (depreciation)						(282)

Centrally Cleared Interest Rate Swap contracts outstanding as of June 30, 2025:
FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS)($)	UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
United States SOFR	3.75% annually	Pay	12/18/2034	USD	3,300	(7)	18	11
United States SOFR	3.25% annually	Pay	03/19/2035	USD	4,200	275	(115)	160
United States SOFR	3.25% annually	Receive	06/18/2035	USD	4,200	123	33	156

Total						391	(64)	327

(a)	Value of floating rate index as of June 30, 2025 was as follows:

FLOATING RATE INDEX
United States SOFR	4.45%

OTC Total Return Swap contracts outstanding as of June 30, 2025:
REFERENCE INDEX	FLOATING RATE PAID BY THE FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS)($)		UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
iBoxx USD Liquid Leveraged Loans Total Return Index	United States SOFR	quarterly	Morgan Stanley & Co.	03/20/2026	USD	1,040	(—	)(h)	6	6
iBoxx USD Liquid Leveraged Loans Total Return Index	United States SOFR	quarterly	Morgan Stanley & Co.	09/20/2025	USD	1,350	(—	)(h)	29	29
iBoxx USD Liquid Leveraged Loans Total Return Index	United States SOFR	quarterly	Morgan Stanley & Co.	12/20/2025	USD	1,040	(—	)(h)	6	6

Total							(—	)(h)	41	41

SEE NOTES TO FINANCIAL STATEMENTS.

302	SIX CIRCLES TRUST	JUNE 30, 2025

Written Call Option Contracts on Securities as of June 30, 2025:
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT		EXERCISE PRICE		EXPIRATION DATE	VALUE
FNMA or FHLMC, Single Family, 30 years, TBA, 4.50%, 09/15/2055	BofA Securities, Inc.	(2,000)	USD	(813)	USD	96.72	09/08/2025	$(8)
FNMA or FHLMC, Single Family, 30 years, TBA, 5.00%, 08/13/2055	BofA Securities, Inc.	(12,000)	USD	(14,478)	USD	96.98	08/06/2025	(149)
FNMA or FHLMC, Single Family, 30 years, TBA, 5.00%, 08/13/2055	Citigroup Global Markets, Inc.	(12,000)	USD	(11,180)	USD	97.38	08/06/2025	(115)
FNMA or FHLMC, Single Family, 30 years, TBA, 6.00%, 08/13/2055	BofA Securities, Inc.	(2,500)	USD	(1,021)	USD	101.42	08/06/2025	(10)
FNMA or FHLMC, Single Family, 30 years, TBA, 6.00%, 08/13/2055	BofA Securities, Inc.	(2,500)	USD	(684)	USD	101.66	08/06/2025	(7)
FNMA or FHLMC, Single Family, 30 years, TBA, 6.00%, 08/13/2055	Citigroup Global Markets, Inc.	(2,500)	USD	(501)	USD	101.83	08/06/2025	(5)

								(294)

Total Written Options Contracts (Premiums Received $159)								(294)

Purchased Call Interest Rate Swaptions contracts outstanding as of June 30, 2025:
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
10-Year Swaption, United States SOFR	Bank of America, NA	1,700	633	4.26	02/13/2035	$98
10-Year Swaption, United States SOFR	Bank of America, NA	1,700	622	4.25	02/20/2035	97
10-Year Swaption, United States SOFR	Bank of America, NA	1,100	415	4.27	05/01/2035	64
10-Year Swaption, United States SOFR	Bank of America, NA	1,000	401	4.47	06/04/2035	64
7-Year Swaption, United States SOFR	Wells Fargo Bank NA	6,200	61	2.50	05/29/2026	28
7-Year Swaption, United States SOFR	Bank of America, NA	16,900	270	3.37	09/04/2025	106

						457

Purchased Put Interest Rate Swaptions contracts outstanding as of June 30, 2025:
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
10-Year Swaption, United States SOFR	Barclays Bank plc	30,000	581	5.00	07/22/2025	—	(h)
10-Year Swaption, United States SOFR	Bank of America, NA	3,000	69	5.50	01/30/2026	2
10-Year Swaption, United States SOFR	Bank of America, NA	1,700	633	4.26	02/13/2035	111
10-Year Swaption, United States SOFR	Bank of America, NA	1,700	622	4.25	02/20/2035	111
10-Year Swaption, United States SOFR	Bank of America, NA	1,100	415	4.27	05/01/2035	71
10-Year Swaption, United States SOFR	Bank of America, NA	1,000	401	4.47	06/04/2035	60
7-Year Swaption, United States SOFR	Bank of America, NA	3,200	58	5.00	03/20/2026	5
7-Year Swaption, United States SOFR	Wells Fargo Bank NA	2,400	47	5.00	03/30/2026	4
7-Year Swaption, United States SOFR	Wells Fargo Bank NA	2,900	54	5.00	03/31/2026	5
7-Year Swaption, United States SOFR	Wells Fargo Bank NA	3,900	64	5.00	04/03/2026	6
7-Year Swaption, United States SOFR	Barclays Bank plc	5,100	77	5.00	04/06/2026	8
7-Year Swaption, United States SOFR	Bank of America, NA	29,700	220	5.00	10/08/2025	2
7-Year Swaption, United States SOFR	Wells Fargo Bank NA	19,000	120	5.00	07/11/2025	—	(h)
7-Year Swaption, United States SOFR	Bank of America, NA	84,300	164	5.00	08/29/2025	1
7-Year Swaption, United States SOFR	Wells Fargo Bank NA	52,000	150	5.00	09/30/2025	3
7-Year Swaption, United States SOFR	Wells Fargo Bank NA	37,500	38	5.00	09/18/2025	1

						390

Total Purchased Interest Rate Swaptions contracts (Premiums Paid $1,396)						847

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	303

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Written Call Interest Rate Swaptions contracts outstanding as of June 30, 2025:
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
10-Year Swaption, United States SOFR	Bank of America, NA	(3,700)	(121)	3.67	08/29/2025	$(44)
7-Year Swaption, United States SOFR	Wells Fargo Bank NA	(3,000)	(38)	2.98	07/03/2025	(—	)(h)
7-Year Swaption, United States SOFR	Barclays Bank plc	(3,000)	(42)	2.75	07/07/2025	(—	)(h)
7-Year Swaption, United States SOFR	Bank of America, NA	(3,300)	(147)	3.33	10/08/2025	(26)
7-Year Swaption, United States SOFR	Wells Fargo Bank NA	(3,000)	(85)	3.55	07/11/2025	(15)
7-Year Swaption, United States SOFR	Wells Fargo Bank NA	(3,800)	(104)	3.45	09/30/2025	(38)
7-Year Swaption, United States SOFR	Wells Fargo Bank NA	(2,000)	(25)	3.30	09/18/2025	(12)

						(135)

Written Put Interest Rate Swaptions contracts outstanding as of June 30, 2025:
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
7-Year Swaption, United States SOFR	Bank of America, NA	(6,200)	(72)	3.94	07/07/2025	(—	)(h)
7-Year Swaption, United States SOFR	Bank of America, NA	(13,000)	(318)	3.97	09/04/2025	(23)

						(23)

Total Written Interest Rate Swaptions contracts (Premiums Received $265)						(158)

SEE NOTES TO FINANCIAL STATEMENTS.

304	SIX CIRCLES TRUST	JUNE 30, 2025

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025

CLO	— Collateralized Loan Obligations
CMT	— Constant Maturity Treasury
EURIBOR	— Euro Interbank Offered Rate
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
ICE	— Intercontinental Exchange
IF

—  Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of June 30, 2025. The rate may be subject to a cap and floor.

IO

—  Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO

—  Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMICS	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of June 30, 2025.
TBA	— To Be Announced
(a)	— Non-income producing security.
(c)	— All or a portion of this security is held by a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than 500 shares/principal or $500.
(n)	— The rate shown is the effective yield as of June 30, 2025.
(o)	— Loan assignments are presented by obligor. Each Series or loan tranche underlying each obligor may have varying terms.
(u)	— All or a portion of the security is unsettled as of June 30, 2025. Unless otherwise indicated, the coupon rate is undetermined.
(w)	— All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(x)

—  Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2025.

(z)

—  Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of June 30, 2025.

(aa)	— Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of June 30, 2025
(bb)	— Security has been valued using significant unobservable inputs.
(gg)	— Position, or portion thereof, has been segregated to collateralize repurchase and/or reverse repurchase agreements.
AUD	— Australian Dollar
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	305

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2025 (Unaudited)

(Amounts in thousands)

Six Circles Ultra Short Duration Fund
ASSETS:
Investments in non-affiliates, at value	$716,848
Foreign currency, at value	6
Deposits at broker for futures contracts	2,033
Deposits at broker for centrally cleared swaps	2,012
Receivables:
Investment securities sold	9
Investment securities sold — delayed delivery securities	4,379
Fund shares sold	485
Interest and dividends from non-affiliates	5,402
Variation margin on futures contracts	101
Unrealized appreciation on forward foreign currency exchange contracts	297
Other assets	2

Total Assets	731,574

LIABILITIES:
Payables:
Investment securities purchased	1,693
Investment securities purchased — delayed delivery securities	8,742
Fund shares redeemed	247
Variation margin on centrally cleared swaps (net upfront payments of $33)	25
Unrealized depreciation on forward foreign currency exchange contracts	718
Accrued liabilities:
Investment advisory fees	68
Administration fees	14
Custodian and accounting fees	36
Other	107

Total Liabilities	11,650

Commitments and contingent liabilities*	—

Net Assets	$719,924

NET ASSETS:
Paid-in capital	$723,690
Total distributable earnings (loss)	(3,766)

Total Net Assets	$719,924

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	72,047
Net Asset Value, offering and redemption price per share (a):	$9.99
Cost of investments in non-affiliates	$712,990
Cost of foreign currency	6

*	See Note 3.
(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

306	SIX CIRCLES TRUST	JUNE 30, 2025

Six Circles Tax Aware Ultra Short Duration Fund
ASSETS:
Investments in non-affiliates, at value	$953,246
Foreign currency, at value	1
Deposits at broker for futures contracts	1,670
Deposits at broker for centrally cleared swaps	2,591
Receivables:
Investment securities sold	9
Investment securities sold — delayed delivery securities	4,969
Fund shares sold	905
Interest and dividends from non-affiliates	6,785
Variation margin on futures contracts	184
Unrealized appreciation on forward foreign currency exchange contracts	53
Other assets	3

Total Assets	970,416

LIABILITIES:
Payables:
Investment securities purchased	4,608
Investment securities purchased — delayed delivery securities	9,895
Fund shares redeemed	556
Variation margin on centrally cleared swaps (net upfront payments of $30)	34
Unrealized depreciation on forward foreign currency exchange contracts	408
Accrued liabilities:
Investment advisory fees	71
Administration fees	14
Custodian and accounting fees	25
Registration and filing fees	3
Other	72

Total Liabilities	15,686

Commitments and contingent liabilities*	—

Net Assets	$954,730

NET ASSETS:
Paid-in capital	$961,157
Total distributable earnings (loss)	(6,427)

Total Net Assets	$954,730

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	96,344
Net Asset Value, offering and redemption price per share (a):	$9.91
Cost of investments in non-affiliates	$952,145
Cost of foreign currency	1

*	See Note 3.
(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	307

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in thousands)

Six Circles U.S. Unconstrained Equity Fund
ASSETS:
Investments in non-affiliates, at value	$28,033,765
Deposits at broker for futures contracts	5,383
Receivables:
Fund shares sold	14,383
Interest and dividends from non-affiliates	15,114
Tax reclaims	1
Variation margin on futures contracts	435
Other assets	52

Total Assets	28,069,133

LIABILITIES:
Payables:
Investment securities purchased	13,551
Fund shares redeemed	8,087
Accrued liabilities:
Investment advisory fees	888
Administration fees	95
Custodian and accounting fees	107
Registration and filing fees	60
Other	419

Total Liabilities	23,207

Commitments and contingent liabilities*	—

Net Assets	$28,045,926

NET ASSETS:
Paid-in capital	$17,365,762
Total distributable earnings (loss)	10,680,164

Total Net Assets	$28,045,926

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	1,507,602
Net Asset Value, offering and redemption price per share (a):	$18.60
Cost of investments in non-affiliates	$19,183,884

*	See Note 3.
(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

308	SIX CIRCLES TRUST	JUNE 30, 2025

	Six Circles International Unconstrained Equity Fund
ASSETS:
Investments in non-affiliates, at value	$17,046,956
Foreign currency, at value	120
Deposits at broker for futures contracts	6,187
Receivables:
Investment securities sold	64,389
Fund shares sold	7,973
Interest and dividends from non-affiliates	13,379
Tax reclaims	109,128
Variation margin on futures contracts	41
Unrealized appreciation on forward foreign currency exchange contracts	—	(a)
Other assets	129

Total Assets	17,248,302

LIABILITIES:
Payables:
Due to custodian — cash	680
Investment securities purchased	63,992
Fund shares redeemed	9,293
Unrealized depreciation on forward foreign currency exchange contracts	200
Accrued liabilities:
Investment advisory fees	714
Administration fees	97
Custodian and accounting fees	448
Other	231

Total Liabilities	75,655

Commitments and contingent liabilities*	—

Net Assets	$17,172,647

NET ASSETS:
Paid-in capital	$13,138,346
Total distributable earnings (loss)	4,034,301

Total Net Assets	$17,172,647

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	1,314,427
Net Asset Value, offering and redemption price per share (b):	$13.06
Cost of investments in non-affiliates	$12,325,988
Cost of foreign currency	120

*	See Note 3.
(a)	Amount rounds to less than $500.
(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	309

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in thousands)

Six Circles Global Bond Fund
ASSETS:
Investments in non-affiliates, at value	$15,395,812
Repurchase agreements, at value	20,600
Options contracts purchased, at value	— (a)
Swaptions contracts purchased, at value	2,240
Foreign currency, at value	5,705
Deposits at broker for futures contracts	2,450
Deposits at broker for centrally cleared swaps	5,088
Deposits at broker for OTC contracts	1,300
Receivables:
Investment securities sold	238,526
Investment securities sold — delayed delivery securities	1,013,573
Fund shares sold	15,090
Interest and dividends from non-affiliates	116,548
Variation margin on futures contracts	438
Variation margin on centrally cleared swaps (net upfront payments of $594)	84
Unrealized appreciation on forward foreign currency exchange contracts	49,722
Outstanding OTC swap contracts, at value (net upfront payments of $—)	68
Other assets	106

Total Assets	16,867,350

LIABILITIES:
Payable for reverse repurchase agreements	139,957
Payables:
Securities sold short, at value	237,979
Due to custodian — cash	39
Deposits from broker for OTC contracts	780
Deposits from broker for delayed delivery securities	5,354
Deposits from broker for repurchase agreements	1,028
Interest expense	7
Investment securities purchased	144,985
Investment securities purchased — delayed delivery securities	1,515,836
Fund shares redeemed	4,189
Outstanding options written, at value	24
Outstanding swaptions written, at value	163
Unrealized depreciation on forward foreign currency exchange contracts	259,938
Outstanding OTC swap contracts, at value (net upfront payments of $—)	47
Accrued liabilities:
Investment advisory fees	620
Administration fees	110
Custodian and accounting fees	952
Other	265

Total Liabilities	2,312,273

Commitments and contingent liabilities*	—

Net Assets	$14,555,077

NET ASSETS:
Paid-in capital	$15,082,486
Total distributable earnings (loss)	(527,409)

Total Net Assets	$14,555,077

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	1,703,176
Net Asset Value, offering and redemption price per share (b):	$8.55
Cost of investments in non-affiliates	$15,088,496
Cost of repurchase agreements	20,600
Cost of options purchased	24
Cost of swaptions purchased	3,375
Cost of foreign currency	5,705
Proceeds from securities sold short	(234,776)
Premiums received from options written	(80)
Premiums received from swaptions written	(312)

*	See Note 3.
(a)	Amount rounds to less than $500.
(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

310	SIX CIRCLES TRUST	JUNE 30, 2025

Six Circles Tax Aware Bond Fund
ASSETS:
Investments in non-affiliates, at value	$12,907,538
Receivables:
Investment securities sold	4,502
Fund shares sold	11,549
Interest and dividends from non-affiliates	147,798
Other assets	97

Total Assets	13,071,484

LIABILITIES:
Payables:
Investment securities purchased	243,650
Fund shares redeemed	3,860
Accrued liabilities:
Investment advisory fees	1,062
Administration fees	92
Custodian and accounting fees	235
Other	171

Total Liabilities	249,070

Commitments and contingent liabilities*	—

Net Assets	$12,822,414

NET ASSETS:
Paid-in capital	$13,387,612
Total distributable earnings (loss)	(565,198)

Total Net Assets	$12,822,414

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	1,339,193
Net Asset Value, offering and redemption price per share (a):	$9.57
Cost of investments in non-affiliates	$13,294,950

*	See Note 3.
(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	311

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in thousands)

	Six Circles Credit Opportunities Fund
ASSETS:
Investments in non-affiliates, at value	$8,569,613
Cash	—	(a)
Foreign currency, at value	13
Deposits at broker for futures contracts	2,031
Deposits at broker for centrally cleared swaps	13,488
Deposits at broker for OTC contracts	199,650
Receivables:
Investment securities sold	68,385
Fund shares sold	5,929
Interest and dividends from non-affiliates	136,173
Variation margin on futures contracts	3,527
Variation margin on centrally cleared swaps (net upfront payments of $3,334)	3,670
Unrealized appreciation on forward foreign currency exchange contracts	38,872
Outstanding OTC swap contracts, at value (net upfront payments of $199)	598
Unrealized appreciation on unfunded commitments	1

Total Assets	9,041,950

LIABILITIES:
Payables:
Deposits from broker for centrally cleared swaps	110
Deposits from broker for OTC contracts	700
Interest expense	3
Investment securities purchased	185,573
Fund shares redeemed	1,815
Unrealized depreciation on forward foreign currency exchange contracts	188,746
Outstanding OTC swap contracts, at value (net upfront receipts of $398)	370
Accrued liabilities:
Investment advisory fees	1,465
Administration fees	99
Custodian and accounting fees	314
Trustees’ fees	3
Registration and filing fees	11
Other	537

Total Liabilities	379,746

Commitments and contingent liabilities*

Net Assets	$8,662,204

NET ASSETS:
Paid-in capital	$8,800,184
Total distributable earnings (loss)	(137,980)

Total Net Assets	$8,662,204

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	966,039
Net Asset Value, offering and redemption price per share (b):	$8.97
Cost of investments in non-affiliates	$8,237,026
Cost of foreign currency	13

*	See Note 3.
(a)	Amount rounds to less than $500.
(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

312	SIX CIRCLES TRUST	JUNE 30, 2025

Six Circles Multi-Strategy Fund
ASSETS:
Investments in non-affiliates, at value	$1,238,339
Options contracts purchased, at value	115
Swaptions contracts purchased, at value	847
Foreign currency, at value	1
Deposits at broker for futures contracts	298
Deposits at broker for centrally cleared swaps	325
Deferred offering costs	91
Receivables:
Investment securities sold	3,687
Investment securities sold — delayed delivery securities	437,806
Fund shares sold	340
Interest and dividends from non-affiliates	3,149
Variation margin on futures contracts	54,164
Variation margin on centrally cleared swaps (net upfront payments of $391)	327
Unrealized appreciation on forward foreign currency exchange contracts	79
Outstanding OTC swap contracts, at value (net upfront payments of $—)	41
Unrealized appreciation on unfunded commitments	— (a)
Other assets	31

Total Assets	1,739,640

LIABILITIES:
Payables:
Securities sold short, at value	50,904
Due to custodian — cash	42
Deposits from broker for repurchase agreements	3,081
Interest expense	2
Investment securities purchased	23,328
Investment securities purchased — delayed delivery securities	688,617
Fund shares redeemed	161
Outstanding options written, at value	294
Outstanding swaptions written, at value	158
Unrealized depreciation on forward foreign currency exchange contracts	361
Accrued liabilities:
Investment advisory fees	348
Administration fees	6
Registration and filing fees	30
Other	344

Total Liabilities	767,676

Commitments and contingent liabilities*	—

Net Assets	$971,964

NET ASSETS:
Paid-in capital	$954,932
Total distributable earnings (loss)	17,032

Total Net Assets	$971,964

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	96,082
Net Asset Value, offering and redemption price per share (b):	$10.12
Cost of investments in non-affiliates	$1,234,277
Cost of options purchased	64
Cost of swaptions purchased	1,396
Cost of foreign currency	1
Proceeds from securities sold short	(50,305)
Premiums received from options written	(159)
Premiums received from swaptions written	(265)

*	See Note 3.
(a)	Amount rounds to less than $500.
(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	313

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2025 (Unaudited)

(Amounts in thousands)

Six Circles Ultra Short Duration Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$16,444
Other Income	14

Total investment income	16,458

EXPENSES:
Investment advisory fees	867
Administration fees	31
Custodian and accounting fees	83
Professional fees	40
Trustees’ fees	16
Printing and mailing costs	41
Registration and filing fees	2
Transfer agency fees	17
Interest expense	1
Other	16

Total expenses	1,114

Less advisory fees waived	(467)

Net expenses	647

Net investment income (loss)	15,811

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	2,301
Futures contracts	(547)
Foreign currency transactions	864
Forward foreign currency exchange contracts	(4,505)
Swaps	(515)

Net realized gain (loss)	(2,402)

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	5,584
Futures contracts	494
Foreign currency translations	30
Forward foreign currency exchange contracts	(2,341)
Swaps	(957)

Change in net unrealized appreciation (depreciation)	2,810

Net realized/unrealized gains (losses)	408

Change in net assets resulting from operations	$16,219

SEE NOTES TO FINANCIAL STATEMENTS.

314	SIX CIRCLES TRUST	JUNE 30, 2025

Six Circles Tax Aware Ultra Short Duration Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$15,616
Foreign taxes withheld	1

Total investment income	15,617

EXPENSES:
Investment advisory fees	1,105
Administration fees	34
Custodian and accounting fees	62
Professional fees	38
Trustees’ fees	17
Printing and mailing costs	12
Registration and filing fees	8
Transfer agency fees	14
Interest expense	2
Other	15

Total expenses	1,307

Less advisory fees waived	(688)

Net expenses	619

Net investment income (loss)	14,998

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	(12)
Futures contracts	(244)
Foreign currency transactions	298
Forward foreign currency exchange contracts	(471)
Swaps	(654)

Net realized gain (loss)	(1,083)

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	3,325
Futures contracts	1,794
Foreign currency translations	19
Forward foreign currency exchange contracts	(1,153)
Swaps	(1,221)

Change in net unrealized appreciation (depreciation)	2,764

Net realized/unrealized gains (losses)	1,681

Change in net assets resulting from operations	$16,679

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	315

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2025 (Unaudited) (continued)

(Amounts in thousands)

Six Circles U.S. Unconstrained Equity Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$1,470
Dividend income from non-affiliates	159,498
Foreign taxes withheld	(20)

Total investment income	160,948

EXPENSES:
Investment advisory fees	31,749
Administration fees	193
Custodian and accounting fees	287
Professional fees	121
Trustees’ fees	239
Printing and mailing costs	148
Registration and filing fees	131
Transfer agency fees	21
Interest expense	8
Other	249

Total expenses	33,146

Less advisory fees waived	(26,672)

Net expenses	6,474

Net investment income (loss)	154,474

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	1,423,924
Futures contracts	(6,052)

Net realized gain (loss)	1,417,872

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	224,101
Futures contracts	4,004

Change in net unrealized appreciation (depreciation)	228,105

Net realized/unrealized gains (losses)	1,645,977

Change in net assets resulting from operations	$1,800,451

SEE NOTES TO FINANCIAL STATEMENTS.

316	SIX CIRCLES TRUST	JUNE 30, 2025

Six Circles International Unconstrained Equity Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$2,124
Dividend income from non-affiliates	410,992
Foreign taxes withheld	(48,287)
Other Income	5

Total investment income	364,834

EXPENSES:
Investment advisory fees	20,744
Administration fees	196
Custodian and accounting fees	1,019
Professional fees	105
Trustees’ fees	148
Printing and mailing costs	118
Registration and filing fees	115
Transfer agency fees	21
Interest expense	487
Other	230

Total expenses	23,183

Less advisory fees waived	(16,599)

Net expenses	6,584

Net investment income (loss)	358,250

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	265,744
Futures contracts	12,583
Foreign currency transactions	10,886
Forward foreign currency exchange contracts	(1,045)

Net realized gain (loss)	288,168

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	2,732,445
Futures contracts	968
Foreign currency translations	14,777
Forward foreign currency exchange contracts	(200)

Change in net unrealized appreciation (depreciation)	2,747,990

Net realized/unrealized gains (losses)	3,036,158

Change in net assets resulting from operations	$3,394,408

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	317

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2025 (Unaudited) (continued)

(Amounts in thousands)

Six Circles Global Bond Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$227,666
Foreign taxes withheld	(398)
Other Income	3

Total investment income	227,271

EXPENSES:
Investment advisory fees	17,275
Administration fees	227
Custodian and accounting fees	1,979
Professional fees	94
Trustees’ fees	126
Printing and mailing costs	99
Registration and filing fees	200
Transfer agency fees	20
Interest expense	2,662
Other	70

Total expenses	22,752

Less advisory fees waived	(13,324)

Net expenses	9,428

Net investment income (loss)	217,843

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	165,140
Options purchased	(105)
Options written	292
Swaptions purchased	(147)
Swaptions written	250
Futures contracts	(3,473)
Foreign currency transactions	9,673
Forward foreign currency exchange contracts	(530,255)
Securities sold short	2,250
Swaps	(363)

Net realized gain (loss)	(356,738)

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	876,591
Options purchased	(24)
Options written	164
Swaptions purchased	(1,137)
Swaptions written	149
Futures contracts	418
Foreign currency translations	7,799
Forward foreign currency exchange contracts	(409,363)
Securities sold short	(5,032)
Swaps	(1,498)

Change in net unrealized appreciation (depreciation)	468,067

Net realized/unrealized gains (losses)	111,329

Change in net assets resulting from operations	$329,172

SEE NOTES TO FINANCIAL STATEMENTS.

318	SIX CIRCLES TRUST	JUNE 30, 2025

Six Circles Tax Aware Bond Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$216,123

Total investment income	216,123

EXPENSES:
Investment advisory fees	14,749
Administration fees	187
Custodian and accounting fees	497
Professional fees	74
Trustees’ fees	107
Printing and mailing costs	51
Registration and filing fees	227
Transfer agency fees	17
Interest expense	1
Other	22

Total expenses	15,932

Less advisory fees waived	(8,576)

Net expenses	7,356

Net investment income (loss)	208,767

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	(23,347)

Net realized gain (loss)	(23,347)

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	(201,485)

Change in net unrealized appreciation (depreciation)	(201,485)

Net realized/unrealized gains (losses)	(224,832)

Change in net assets resulting from operations	$(16,065)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	319

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2025 (Unaudited) (continued)

(Amounts in thousands)

Six Circles Credit Opportunities Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$298,236
Dividend income from non-affiliates	843
Foreign taxes withheld	351
Other Income	36

Total investment income	299,466

EXPENSES:
Investment advisory fees	31,442
Administration fees	206
Custodian and accounting fees	604
Professional fees	110
Trustees’ fees	102
Printing and mailing costs	139
Registration and filing fees	195
Transfer agency fees	21
Interest expense	31
Other	29

Total expenses	32,879

Less advisory fees waived	(22,744)

Net expenses	10,135

Net investment income (loss)	289,331

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	9,817
Futures contracts	(2,826)
Foreign currency transactions	2,274
Forward foreign currency exchange contracts	4,267
Swaps	886

Net realized gain (loss)	14,418

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	312,681
Futures contracts	6,047
Foreign currency translations	1,996
Forward foreign currency exchange contracts	(258,860)
Swaps	7,629
Unfunded commitments	(1)

Change in net unrealized appreciation (depreciation)	69,492

Net realized/unrealized gains (losses)	83,910

Change in net assets resulting from operations	$373,241

SEE NOTES TO FINANCIAL STATEMENTS.

320	SIX CIRCLES TRUST	JUNE 30, 2025

Six Circles Multi-Strategy Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$25,633

Total investment income	25,633

EXPENSES:
Investment advisory fees	5,383
Administration fees	36
Custodian and accounting fees	262
Professional fees	184
Trustees’ fees	13
Printing and mailing costs	6
Registration and filing fees	94
Transfer agency fees	13
Offering costs	208
Interest expense	159
Other	11

Total expenses	6,369

Less advisory fees waived	(3,401)

Net expenses	2,968

Net investment income (loss)	22,665

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	304
Options purchased	(56)
Options written	91
Swaptions purchased	(58)
Swaptions written	143
Futures contracts	(12,881)
Foreign currency transactions	426
Forward foreign currency exchange contracts	(606)
Securities sold short	643
Swaps	(39)

Net realized gain (loss)	(12,033)

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	4,242
Options purchased	51
Options written	(154)
Swaptions purchased	(549)
Swaptions written	107
Futures contracts	539
Foreign currency translations	194
Forward foreign currency exchange contracts	(449)
Securities sold short	(722)
Swaps	57
Unfunded commitments	1

Change in net unrealized appreciation (depreciation)	3,317

Net realized/unrealized gains (losses)	(8,716)

Change in net assets resulting from operations	$13,949

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	321

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Six Circles Ultra Short Duration Fund
	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$15,811	$31,547
Net realized gain (loss)	(2,402)	3,401
Change in net unrealized appreciation (depreciation)	2,810	1,409

Change in net assets resulting from operations	16,219	36,357

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(15,740)	(30,386)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	36,484	83,280

NET ASSETS:
Change in net assets	36,963	89,251
Beginning of period	682,961	593,710

End of period	$719,924	$682,961

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$73,820	$139,018
Distributions reinvested	15,736	30,378
Cost of shares redeemed	(53,072)	(86,116)

Total change in net assets resulting from capital transactions	$36,484	$83,280

SHARE TRANSACTIONS:
Issued	7,385	13,972
Reinvested	1,576	3,059
Redeemed	(5,310)	(8,658)

Change in Shares	3,651	8,373

SEE NOTES TO FINANCIAL STATEMENTS.

322	SIX CIRCLES TRUST	JUNE 30, 2025

	Six Circles Tax Aware Ultra Short Duration Fund
	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$14,998	$26,470
Net realized gain (loss)	(1,083)	492
Change in net unrealized appreciation (depreciation)	2,764	(163)

Change in net assets resulting from operations	16,679	26,799

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(15,016)	(25,649)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	157,967	95,764

NET ASSETS:
Change in net assets	159,630	96,914
Beginning of period	795,100	698,186

End of period	$954,730	$795,100

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$228,074	$185,462
Distributions reinvested	14,998	25,632
Cost of shares redeemed	(85,105)	(115,330)

Total change in net assets resulting from capital transactions	$157,967	$95,764

SHARE TRANSACTIONS:
Issued	23,008	18,750
Reinvested	1,515	2,596
Redeemed	(8,591)	(11,669)

Change in Shares	15,932	9,677

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	323

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Six Circles U.S. Unconstrained Equity Fund
	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$154,474	$316,150
Net realized gain (loss)	1,417,872	1,706,383
Change in net unrealized appreciation (depreciation)	228,105	3,344,567

Change in net assets resulting from operations	1,800,451	5,367,100

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	—	(1,618,001)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	946,143	(474,536)

NET ASSETS:
Change in net assets	2,746,594	3,274,563
Beginning of period	25,299,332	22,024,769

End of period	$28,045,926	$25,299,332

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$2,289,707	$3,367,836
Distributions reinvested	—	1,614,405
Cost of shares redeemed	(1,343,564)	(5,456,777)

Total change in net assets resulting from capital transactions	$946,143	$(474,536)

SHARE TRANSACTIONS:
Issued	132,883	198,566
Reinvested	—	89,839
Redeemed	(78,490)	(319,653)

Change in Shares	54,393	(31,248)

SEE NOTES TO FINANCIAL STATEMENTS.

324	SIX CIRCLES TRUST	JUNE 30, 2025

	Six Circles International Unconstrained Equity Fund
	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$358,250	$415,542
Net realized gain (loss)	288,168	(36,433)
Change in net unrealized appreciation (depreciation)	2,747,990	(94,716)

Change in net assets resulting from operations	3,394,408	284,393

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	—	(466,722)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(1,174,327)	1,370,466

NET ASSETS:
Change in net assets	2,220,081	1,188,137
Beginning of period	14,952,566	13,764,429

End of period	$17,172,647	$14,952,566

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$1,267,197	$2,817,998
Distributions reinvested	—	466,044
Cost of shares redeemed	(2,441,524)	(1,913,576)

Total change in net assets resulting from capital transactions	$(1,174,327)	$1,370,466

SHARE TRANSACTIONS:
Issued	108,619	248,669
Reinvested	—	42,291
Redeemed	(196,750)	(168,399)

Change in Shares	(88,131)	122,561

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	325

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Six Circles Global Bond Fund
	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$217,843	$405,210
Net realized gain (loss)	(356,738)	305,222
Change in net unrealized appreciation (depreciation)	468,067	(194,682)

Change in net assets resulting from operations	329,172	515,750

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(217,626)	(488,731)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	818,323	3,405,099

NET ASSETS:
Change in net assets	929,869	3,432,118
Beginning of period	13,625,208	10,193,090

End of period	$14,555,077	$13,625,208

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$1,659,799	$4,567,418
Distributions reinvested	217,553	488,647
Cost of shares redeemed	(1,059,029)	(1,650,966)

Total change in net assets resulting from capital transactions	$818,323	$3,405,099

SHARE TRANSACTIONS:
Issued	195,478	541,374
Reinvested	25,580	57,827
Redeemed	(124,768)	(194,952)

Change in Shares	96,290	404,249

SEE NOTES TO FINANCIAL STATEMENTS.

326	SIX CIRCLES TRUST	JUNE 30, 2025

	Six Circles Tax Aware Bond Fund
	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$208,767	$332,953
Net realized gain (loss)	(23,347)	(7,590)
Change in net unrealized appreciation (depreciation)	(201,485)	(85,200)

Change in net assets resulting from operations	(16,065)	240,163

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(208,952)	(333,936)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,465,159	3,610,415

NET ASSETS:
Change in net assets	1,240,142	3,516,642
Beginning of period	11,582,272	8,065,630

End of period	$12,822,414	$11,582,272

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$2,110,550	$4,579,503
Distributions reinvested	208,761	333,762
Cost of shares redeemed	(854,152)	(1,302,850)

Total change in net assets resulting from capital transactions	$1,465,159	$3,610,415

SHARE TRANSACTIONS:
Issued	219,107	466,687
Reinvested	21,651	34,105
Redeemed	(88,531)	(132,825)

Change in Shares	152,227	367,967

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	327

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Six Circles Credit Opportunities Fund
	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$289,331	$557,689
Net realized gain (loss)	14,418	(9,498)
Change in net unrealized appreciation (depreciation)	69,492	146,179

Change in net assets resulting from operations	373,241	694,370

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(293,650)	(578,645)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	198,279	4,896,923

NET ASSETS:
Change in net assets	277,870	5,012,648
Beginning of period	8,384,334	3,371,686

End of period	$8,662,204	$8,384,334

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$649,060	$7,155,625
Distributions reinvested	293,420	578,451
Cost of shares redeemed	(744,201)	(2,837,153)

Total change in net assets resulting from capital transactions	$198,279	$4,896,923

SHARE TRANSACTIONS:
Issued	73,019	810,838
Reinvested	32,996	65,263
Redeemed	(83,850)	(317,010)

Change in Shares	22,165	559,091

SEE NOTES TO FINANCIAL STATEMENTS.

328	SIX CIRCLES TRUST	JUNE 30, 2025

	Six Circles Multi-Strategy Fund*
	Period Ended June 30, 2025	Year Ended December 31, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$22,665	$7,112
Net realized gain (loss)	(12,033)	(7,012)
Change in net unrealized appreciation (depreciation)	3,317	5,006

Change in net assets resulting from operations	13,949	5,106

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	—	(7,220)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	149,133	810,996

NET ASSETS:
Change in net assets	163,082	808,882
Beginning of period	808,882	–

End of period	$971,964	$808,882

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$194,571	$906,933
Distributions reinvested	—	7,220
Cost of shares redeemed	(45,438)	(103,157)

Total change in net assets resulting from capital transactions	$149,133	$810,996

SHARE TRANSACTIONS:
Issued	19,936	90,249
Reinvested	—	721
Redeemed	(4,566)	(10,258)

Change in Shares	15,370	80,712

*	Six Circles Multi-Strategy Fund was launched on September 18, 2024.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	329

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance:
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments and foreign currency transactions	Total from investment operations	Net investment income	Net realized gain	Return of capital	Total distributions

Six Circles Ultra Short Duration Fund
Six Months Ended June 30, 2025 (Unaudited)	$9.99	$0.23	$0.01	$0.22	$(0.22)	$—	$—	$(0.22)
Year Ended December 31, 2024	9.89	0.49	0.09	0.58	(0.48)	—	—	(0.48)
Year Ended December 31, 2023	9.73	0.42	0.13	0.55	(0.38)	—	(0.01)	(0.39)
Year Ended December 31, 2022	9.95	0.14	(0.13)	0.01	(0.23)	—	—	(0.23)
Year Ended December 31, 2021	10.03	0.07	(0.06)	0.01	(0.09)	—	—	(0.09)
Year Ended December 31, 2020	9.99	0.15	0.05	0.20	(0.16)	—	—	(0.16)

(a)	Certain expenses incurred by the Fund were not annualized for the period.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

SEE NOTES TO FINANCIAL STATEMENTS.

330	SIX CIRCLES TRUST	JUNE 30, 2025

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period (000’s)	Net expenses with interest expense		Net expenses, without interest expense	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$9.99	2.27%	$719,924	0.19	(e)%	0.19%	4.56%	0.32%	41.66%
9.99	5.96	682,961	0.20	(e)	0.20	4.97	0.33	77.83
9.89	5.82	593,710	0.19	(e)	0.19	4.24	0.32	60.63
9.73	0.06	567,422	0.19		0.19	1.43	0.32	33.24
9.95	0.15	620,423	0.18	(e)	0.18	0.69	0.31	66.58
10.03	2.05	516,528	0.17	(e)	0.17	1.47	0.31	121.23

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	331

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance:
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments and foreign currency transactions	Total from investment operations	Net investment income	Total distributions

Six Circles Tax Aware Ultra Short Duration Fund
Six Months Ended June 30, 2025 (Unaudited)	$9.89	$0.17	$0.01	$0.18	$(0.16)	$(0.16)
Year Ended December 31, 2024	9.87	0.36	—	0.36	(0.34)	(0.34)
Year Ended December 31, 2023	9.78	0.30	0.07	0.37	(0.28)	(0.28)
Year Ended December 31, 2022	9.97	0.10	(0.14)	(0.04)	(0.15)	(0.15)
Year Ended December 31, 2021	10.02	0.06	(0.05)	0.01	(0.06)	(0.06)
Year Ended December 31, 2020	9.98	0.12	0.06	0.18	(0.14)	(0.14)

(a)	Certain expenses incurred by the Fund were not annualized for the period.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

SEE NOTES TO FINANCIAL STATEMENTS.

332	SIX CIRCLES TRUST	JUNE 30, 2025

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period (000’s)	Net expenses with interest expense		Net expenses, without interest expense	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$9.91	1.87%	$954,730	0.14	(e)%	0.14%	3.39%	0.30%	23.70%
9.89	3.74	795,100	0.15	(e)	0.15	3.59	0.31	51.20
9.87	3.84	698,186	0.15	(e)	0.15	3.09	0.30	62.66
9.78	(0.36)	564,290	0.15		0.15	1.06	0.31	58.13
9.97	0.08	643,067	0.15	(e)	0.15	0.63	0.30	49.05
10.02	1.81	568,826	0.14	(e)	0.14	1.22	0.30	89.21

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	333

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance:
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments and foreign currency transactions	Total from investment operations	Net investment income	Net realized gain	Total distributions

Six Circles U.S. Unconstrained Equity Fund
Six Months Ended June 30, 2025 (Unaudited)	$17.41	$0.10	$1.09	$1.19	$—	$—	$—
Year Ended December 31, 2024	14.84	0.22	3.51	3.73	(0.23)	(0.93)	(1.16)
Year Ended December 31, 2023	11.52	0.19	3.31	3.50	(0.17)	(0.01)	(0.18)
Year Ended December 31, 2022	15.01	0.16	(3.34)	(3.18)	(0.16)	(0.15)	(0.31)
Year Ended December 31, 2021	13.44	0.20	3.84	4.04	(0.19)	(2.28)	(2.47)
Year Ended December 31, 2020	11.12	0.20	2.87	3.07	(0.21)	(0.54)	(0.75)

(a)	Certain expenses incurred by the Fund were not annualized for the period.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

SEE NOTES TO FINANCIAL STATEMENTS.

334	SIX CIRCLES TRUST	JUNE 30, 2025

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$18.60	6.84%	$28,045,926	0.05%	1.22%	0.26%	33.35%
17.41	24.87	25,299,332	0.05	1.29	0.26	38.08
14.84	30.43	22,024,769	0.06	1.40	0.27	62.51
11.52	(21.22)	14,690,706	0.06	1.26	0.27	48.77
15.01	30.48	18,337,953	0.05	1.26	0.26	70.88
13.44	27.64	13,064,418	0.06	1.71	0.27	71.32

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	335

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance:
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments and foreign currency transactions	Total from investment operations	Net investment income	Net realized gain	Total distributions

Six Circles International Unconstrained Equity Fund
Six Months Ended June 30, 2025 (Unaudited)	$10.66	$0.25		$2.15	$2.40	$—	$—	$—
Year Ended December 31, 2024	10.75	0.32		(0.06)	0.26	(0.35)	—	(0.35)
Year Ended December 31, 2023	9.30	0.28		1.48	1.76	(0.31)	—	(0.31)
Year Ended December 31, 2022	11.10	0.28		(1.79)	(1.51)	(0.29)	—	(0.29)
Year Ended December 31, 2021	9.98	0.28	(g)	1.11	1.39	(0.27)	—	(0.27)
Year Ended December 31, 2020	9.59	0.22		0.37	0.59	(0.16)	(0.04)	(0.20)

(a)	Certain expenses incurred by the Fund were not annualized for the period.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Includes interest expense, which was 0.003% for the period ended June 30, 2025.
(g)	Includes income recognized from non-cash dividends which amounted to $0.02 per share and 0.152% of average net assets for the year ended December 31, 2021.
(h)	Includes interest expense, which was 0.009% for the year ended December 31, 2021.
(i)	Includes interest expense, which was 0.009% for the year ended December 31, 2020.

SEE NOTES TO FINANCIAL STATEMENTS.

336	SIX CIRCLES TRUST	JUNE 30, 2025

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period (000’s)	Net expenses (e)		Net investment income (loss)		Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$13.06	22.51%	$17,172,647	0.08	(f)%	4.32%		0.28%	16.53%
10.66	2.28	14,952,566	0.08		2.77		0.28	38.63
10.75	18.96	13,764,429	0.08		2.77		0.28	77.31
9.30	(13.60)	11,380,626	0.08		2.95		0.28	69.15
11.10	14.04	14,228,563	0.10	(h)	2.61	(g)	0.30	61.71
9.98	6.17	8,621,638	0.10	(i)	2.52		0.30	104.24

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	337

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance:
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments and foreign currency transactions	Total from investment operations	Net investment income	Net realized gain		Return of capital	Total distributions

Six Circles Global Bond Fund
Six Months Ended June 30, 2025 (Unaudited)	$8.48	$0.13	$0.07	$0.20	$(0.13)	$—		$—	$(0.13)
Year Ended December 31, 2024	8.48	0.28	0.05	0.33	(0.33)	—		—	(0.33)
Year Ended December 31, 2023	8.10	0.26	0.38	0.64	—	—		(0.26)	(0.26)
Year Ended December 31, 2022	9.87	0.15	(1.02)	(0.87)	(0.90)	—		—	(0.90)
Year Ended December 31, 2021	10.20	0.09	(0.17)	(0.08)	(0.25)	—	(j)	—	(0.25)
Period Ended December 31, 2020*	10.00	0.05	0.22	0.27	(0.07)	—		—	(0.07)

*	Six Circles Global Bond Fund was launched on May 19, 2020.
(a)	Certain expenses incurred by the Fund were not annualized for the period.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Includes interest expense, which was 0.019% for the six months ended June 30, 2025.
(g)	Includes interest expense, which was 0.053% for the year ended December 31, 2024.
(h)	Includes interest expense, which was 0.058% for the year ended December 31, 2023.
(i)	Includes interest expense, which was 0.006% for the year ended December 31, 2022.
(j)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

338	SIX CIRCLES TRUST	JUNE 30, 2025

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period (000’s)	Net expenses with interest expense (e)		Net expenses, without interest expense	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$8.55	2.40%	$14,555,077	0.12	(f)%	0.10%	3.17%	0.31%	88.19%
8.48	3.95	13,625,208	0.16	(g)	0.11	3.29	0.35	189.59
8.48	8.02	10,193,090	0.18	(h)	0.12	3.21	0.36	167.69
8.10	(8.84)	7,909,895	0.12	(i)	0.12	1.60	0.31	227.27
9.87	(0.74)	7,804,063	0.11		0.11	0.86	0.30	308.56
10.20	2.67	6,619,708	0.16		0.16	0.74	0.36	198.77

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	339

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance:
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments and foreign currency transactions	Total from investment operations	Net investment income	Net realized gain		Total distributions

Six Circles Tax Aware Bond Fund
Six Months Ended June 30, 2025 (Unaudited)	$9.76	$0.17	$(0.19)	$(0.02)	$(0.17)	$—		$(0.17)
Year Ended December 31, 2024	9.85	0.32	(0.09)	0.23	(0.32)	—		(0.32)
Year Ended December 31, 2023	9.52	0.27	0.33	0.60	(0.27)	—		(0.27)
Year Ended December 31, 2022	10.46	0.17	(0.94)	(0.77)	(0.17)	—		(0.17)
Year Ended December 31, 2021	10.45	0.11	0.01	0.12	(0.11)	—	(f)	(0.11)
Period Ended December 31, 2020*	10.00	0.05	0.45	0.50	(0.05)	—		(0.05)

*	Six Circles Tax Aware Bond Fund was launched on May 19, 2020.
(a)	Certain expenses incurred by the Fund were not annualized for the period.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

340	SIX CIRCLES TRUST	JUNE 30, 2025

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$9.57	(0.22)%	$12,822,414	0.12%	3.54%	0.27%	8.87%
9.76	2.37	11,582,272	0.13	3.30	0.27	12.29
9.85	6.37	8,065,630	0.14	2.79	0.28	12.31
9.52	(7.41)	5,860,578	0.14	1.71	0.28	49.51
10.46	1.15	6,392,319	0.13	1.04	0.28	13.54
10.45	5.03	5,029,650	0.18	0.85	0.35	35.13

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	341

FINANCIAL HIGHLIGHTS†

FOR THE PERIODS INDICATED (continued)

	Per share operating performance:
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments and foreign currency transactions		Total from investment operations	Net investment income	Net realized gain	Total distributions

Six Circles Credit Opportunities Fund
Six Months Ended June 30, 2025 (Unaudited)	$8.88	$0.30	$0.10		$0.40	$(0.31)	$—	$(0.31)
Year Ended December 31, 2024	8.76	0.62	0.12		0.74	(0.62)	—	(0.62)
Year Ended December 31, 2023	8.69	0.70	0.09		0.79	(0.72)	—	(0.72)
Year Ended December 31, 2022	10.28	0.58	(1.61)		(1.03)	(0.56)	—	(0.56)
Year Ended December 31, 2021	10.29	0.34	0.01	(f)	0.35	(0.35)	(0.01)	(0.36)
Period Ended December 31, 2020*	10.00	0.13	0.28		0.41	(0.12)	—	(0.12)

†	Consolidated for years ended December 31, 2023 and December 31, 2024.
*	Six Circles Credit Opportunities Fund was launched on August 19, 2020.
(a)	Certain expenses incurred by the Fund were not annualized for the period.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)

Calculation of the net realized and unrealized gains (losses) per share do not correlate with the Fund’s net realized and unrealized gains (losses) presented on the Statements of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.

SEE NOTES TO FINANCIAL STATEMENTS.

342	SIX CIRCLES TRUST	JUNE 30, 2025

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period (000’s)	Net expenses with interest expense (e)	Net expenses, without interest expense	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$8.97	4.57%	$8,662,204	0.24%	0.24%	6.90%	0.78%	28.94%
8.88	8.65	8,384,334	0.26	0.26	6.91	0.79	68.92
8.76	9.56	3,371,686	0.29	0.29	8.08	0.79	51.47
8.69	(10.02)	4,461,834	0.29	0.29	6.45	0.80	123.84
10.28	3.42	3,579,429	0.25	0.25	3.26	0.81	51.33
10.29	4.11	1,076,525	0.44	0.44	3.40	1.11	11.35

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	343

CONSOLIDATED FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance:
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments and foreign currency transactions	Total from investment operations	Net investment income	Total distributions

Six Circles Multi-Strategy Fund
Six Months Ended June 30, 2025 (Unaudited)	$10.02	$0.26	$(0.16)	$0.10	$—	$—
Period Ended December 31, 2024*	10.00	0.13	(0.02)	0.11	(0.09)	(0.09)

*	Six Circles Multi-Strategy Fund was launched on September 18, 2024.
(a)	Certain expenses incurred by the Fund were not annualized for the period.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, which was 0.018% for the six months ended June 30, 2025.
(f)	Includes interest expense, which was 0.013% for the year ended December 31, 2024.

SEE NOTES TO FINANCIAL STATEMENTS.

344	SIX CIRCLES TRUST	JUNE 30, 2025

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period (000’s)	Net expenses with interest expense		Net expenses, without interest expense	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$10.12	1.00%	$971,964	0.65	(e)%	0.63%	5.31%	1.44%	327.87%
10.02	1.10	808,882	0.69	(f)	0.68	4.69	1.45	162.07

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	345

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2025 (Unaudited)

1. Organization

Six Circles Trust (the “Trust”) was formed on November 8, 2017, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 8, 2017, as amended and restated June 12, 2018, and further amended to add fund series on September 21, 2018, November 19, 2019, April 13, 2020, March 20, 2024, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are eight separate series of the Trust (each, a “Fund” and collectively, the “Funds”) covered by this report. Each Fund currently offers one class of shares.

Fund	Commencement of Operations	Diversification Status
Six Circles Ultra Short Duration Fund	July 9, 2018	Diversified
Six Circles Tax Aware Ultra Short Duration Fund	July 9, 2018	Diversified
Six Circles U.S. Unconstrained Equity Fund	July 9, 2018	Non-Diversified
Six Circles International Unconstrained Equity Fund	July 9, 2018	Non-Diversified
Six Circles Global Bond Fund	May 19, 2020	Non-Diversified
Six Circles Tax Aware Bond Fund	May 19, 2020	Diversified
Six Circles Credit Opportunities Fund	August 19, 2020	Diversified
Six Circles Multi-Strategy Fund	September 18, 2024	Non-Diversified

The investment objective of each of the Six Circles Ultra Short Duration Fund and the Six Circles Tax Aware Ultra Short Duration Fund is to generate current income consistent with capital preservation.

The investment objective of each of the Six Circles U.S. Unconstrained Equity Fund and the Six Circles International Unconstrained Equity Fund is to provide capital appreciation.

The investment objective of the Six Circles Global Bond Fund, the Six Circles Credit Opportunities Fund and the Six Circles Multi-Strategy Fund is to provide total return.

The investment objective of the Six Circles Tax Aware Bond Fund is to provide after-tax total return.

The investment objective of the Six Circles Multi-Strategy Fund is to provide long-term capital appreciation.

J.P. Morgan Private Investments Inc. (“JPMPI”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as the Funds’ investment adviser (the “Adviser”). The Adviser has engaged certain Sub-Advisers (as defined below) to manage the assets of the Funds.

Effective November 8, 2023, the Six Circles Credit Opportunities Fund launched the Six Circles Credit Opportunities Fund (Cayman) Ltd., a whollyowned subsidiary of the Fund organized under the laws of the Cayman Islands. The subsidiary is advised by JPMPI and sub-advised by Pacific Investment Management Company LLC (“PIMCO”).

Effective October 8, 2024, the Six Circles Multi-Strategy Fund launched the Six Circles Multi-Strategy Sub-Fund I Ltd. and the Six Circles Multi-Strategy Sub-Fund II Ltd., both which are wholly-owned subsidiaries of the Six Circles Multi-Strategy Fund and organized under the laws of the Cayman Islands. The subsidiaries are advised by JPMPI and sub-advised by AHL Partners LLP and Dynamic Beta Investments LLC, respectively.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Basis of Consolidation

The subsidiaries’ investments, as well as any other assets and liabilities of the subsidiaries, where applicable, are reflected in the Six Circles Credit Opportunities Fund and the Six Circles Multi-Strategy Fund’s Consolidated Schedule of Portfolio Investments and Consolidated Statement of Assets and Liabilities. All intercompany accounts and transactions have been eliminated in consolidation.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Board has designated the Adviser as the Valuation Designee, and the Adviser uses the Six Circles Funds Valuation Committee (“VC”), comprised of officers of the Funds and other personnel of the Adviser, to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments with respect to Rule 2a-5 under the 1940 Act. The VC oversees and carries out policies and procedures for the valuation of investments

346	SIX CIRCLES TRUST	JUNE 30, 2025

held by the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor due diligence. The VC, through the Adviser, is responsible for assessing the potential impacts to the fair values on an ongoing basis, and discussing this on at least a quarterly basis with the Board.

A market-based approach is primarily used to value the Funds’ investments for which market quotations are readily available and which are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available; securities for which market quotations are determined not to be reliable; or, securities in which their value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before a Fund’s net asset value (“NAV”) is calculated, may be valued at fair value in accordance with policies and procedures adopted by the Board. The valuation may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment in order to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based on current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equity securities listed on a North American, Central American, South American or Caribbean (“Americas”) securities exchange are generally valued at the last sale price or official market closing price on the primary exchange on which the security is principally traded that is reported before the time when the NAV of the Funds are calculated on a valuation date. The Funds calculate their NAV as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading.

Foreign equity securities are valued as of the close of trading on the stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Generally foreign equity securities, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated. The fair valued securities are converted at the exchange rates available at 4 p.m. Eastern time.

Fixed income securities are valued based on prices received from pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, pricing services may consider a variety of inputs and factors, including, but not limited to proprietary models that may take into account market transactions in securities with comparable characteristics, yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, underlying collateral and estimated cash flows. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.

Exchange-traded futures contracts and options are generally valued on the basis of available market quotations. Swaps, forward foreign currency exchange contracts and over the counter options are valued utilizing market quotations from approved pricing services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JUNE 30, 2025	SIX CIRCLES TRUST	347

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Six Circles Ultra Short Duration Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities
Credit Card ABS	$—	$18,865	$—	$18,865
Automobile ABS	—	78,727	—	78,727
Other ABS	—	17,271	—	17,271
Student Loan ABS	—	9,387	—	9,387
Home Equity ABS	—	8	—	8

Total Asset-Backed Securities	—	124,258	—	124,258

Certificates of Deposit
Financial	—	2,442	—	2,442
Collateralized Mortgage Obligations
WL Collateral CMO	—	11,654	—	11,654
Agency Collateral CMO	—	39,298	—	39,298
Agency Collateral PAC CMO	—	381	—	381

Total Collateralized Mortgage Obligations	—	51,333	—	51,333

Commercial Mortgage-Backed Securities
Commercial MBS	—	21,386	—	21,386
Corporate Bonds
Basic Materials	—	10,272	—	10,272
Communications	—	39,160	—	39,160
Consumer Cyclical	—	23,060	—	23,060
Consumer Non-cyclical	—	40,520	—	40,520
Energy	—	27,344	—	27,344
Financial	—	149,172	—	149,172
Industrial	—	19,350	—	19,350
Technology	—	21,741	—	21,741
Utilities	—	37,005	—	37,005

Total Corporate Bonds	—	367,624	—	367,624

Foreign Government Security
Sovereign	—	2,031	—	2,031
Mortgage-Backed Security
UMBS Collateral	—	4,396	—	4,396
U.S. Treasury Obligations
Sovereign	—	11,185	—	11,185
Short-Term Investments
Certificates of Deposit	—	39,510	—	39,510
Commercial Papers	—	24,423	—	24,423
Corporate Bond	—	300	—	300
Foreign Government Securities	—	42,440	—	42,440
Time Deposits	—	2,323	—	2,323
U.S. Treasury Obligations	—	23,197	—	23,197

Total Short-Term Investments	—	132,193	—	132,193

Total Investments in Securities	$—	$716,848	$—	$716,848

Appreciation in Other Financial Instruments
Futures contracts	$1,454	$—	$—	$1,454
Forward Foreign Currency Exchange contracts	—	297	—	297
Centrally Cleared Interest Rate Swap contract	—	34	—	34

Total Appreciation in Other Financial Instruments	$1,454	$331	$—	$1,785

348	SIX CIRCLES TRUST	JUNE 30, 2025

Six Circles Ultra Short Duration Fund (Continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Depreciation in Other Financial Instruments
Futures contracts	$(1,187)	$—	$—	$(1,187)
Forward Foreign Currency Exchange contracts	—	(718)	—	(718)
Centrally Cleared Interest Rate Swap contracts	—	(864)	—	(864)

Total Depreciation in Other Financial Instruments	$(1,187)	$(1,582)	$—	$(2,769)

Six Circles Tax Aware Ultra Short Duration Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities
Automobile ABS	$—	$51,540	$—	$51,540
Other ABS	—	8,411	—	8,411
Credit Card ABS	—	12,949	—	12,949
Student Loan ABS	—	2,491	—	2,491
Home Equity ABS	—	10	—	10

Total Asset-Backed Securities	—	75,401	—	75,401

Certificates of Deposit
Financial	—	3,103	—	3,103
Collateralized Mortgage Obligations
WL Collateral CMO	—	5,723	—	5,723
Agency Collateral CMO	—	48,948	—	48,948
Agency Collateral PAC CMO	—	595	—	595

Total Collateralized Mortgage Obligations	—	55,266	—	55,266

Commercial Mortgage-Backed Securities
Commercial MBS	—	3,762	—	3,762
Corporate Bonds
Communications	—	4,060	—	4,060
Consumer Cyclical	—	14,037	—	14,037
Consumer Non-cyclical	—	7,658	—	7,658
Energy	—	1,101	—	1,101
Financial	—	75,921	—	75,921
Industrial	—	4,083	—	4,083
Technology	—	1,212	—	1,212
Utilities	—	9,598	—	9,598

Total Corporate Bonds	—	117,670	—	117,670

Foreign Government Securities
Banks	—	3,011	—	3,011
Sovereign	—	2,336	—	2,336

Total Foreign Government Securities	—	5,347	—	5,347

Mortgage-Backed Security
UMBS Collateral	—	4,995	—	4,995
Municipal Bonds	—	632,179	—	632,179
U.S. Government Agency Security
Sovereign	—	2,299	—	2,299
U.S. Treasury Obligation
Sovereign	—	1,448	—	1,448

JUNE 30, 2025	SIX CIRCLES TRUST	349

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

Six Circles Tax Aware Ultra Short Duration Fund (Continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Commercial Papers	$—	$15,970	$—	$15,970
Corporate Bond	—	1,200	—	1,200
Municipal Bonds	—	17,029	—	17,029
Time Deposits	—	17,577	—	17,577

Total Short-Term Investments	—	51,776	—	51,776

Total Investments in Securities	$—	$953,246	$—	$953,246

Appreciation in Other Financial Instruments
Futures contracts	$1,879	$—	$—	$1,879
Forward Foreign Currency Exchange contracts	—	53	—	53
Centrally Cleared Interest Rate Swap contract	—	40	—	40

Total Appreciation in Other Financial Instruments	$1,879	$93	$—	$1,972

Depreciation in Other Financial Instruments
Futures contracts	$(587)	$—	$—	$(587)
Forward Foreign Currency Exchange contracts	—	(408)	—	(408)
Centrally Cleared Interest Rate Swap contracts	—	(1,116)	—	(1,116)

Total Depreciation in Other Financial Instruments	$(587)	$(1,524)	$—	$(2,111)

Six Circles U.S. Unconstrained Equity Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Communications	$5,561,036	$—	$—	$5,561,036
Consumer Cyclical	2,180,173	—	—	2,180,173
Consumer Non-cyclical	4,619,703	—	—	4,619,703
Energy	890,318	—	—	890,318
Financial	4,660,896	—	—	4,660,896
Industrial	1,532,858	—	—	1,532,858
Technology	8,153,242	—	—	8,153,242
Utilities	337,970	—	—	337,970

Total Common Stocks	27,936,196	—	—	27,936,196

Short-Term Investments
Time Deposits	—	97,569	—	97,569

Total Investments in Securities	$27,936,196	$97,569	$—	$28,033,765

Appreciation in Other Financial Instruments
Futures contracts	$2,331	$—	$—	$2,331

Depreciation in Other Financial Instruments
Futures contracts	$(65)	$—	$—	$(65)

Six Circles International Unconstrained Equity Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Austria	$—	$46,270	$—	$46,270
Belgium	—	99,035	—	99,035
Canada	314,673	—	—	314,673

350	SIX CIRCLES TRUST	JUNE 30, 2025

Six Circles International Unconstrained Equity Fund (Continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs	Total
Chile	$—	$9,102		$—	$9,102
China	—	1,255		—	1,255
Denmark	—	795,962		—	795,962
Finland	—	174,296		—	174,296
France	—	2,164,576		—	2,164,576
Germany	8,096	2,927,202		—	2,935,298
Hong Kong	—	53,509		—	53,509
Ireland	20,210	146,913		—	167,123
Italy	—	595,057		—	595,057
Japan	—	860,693		—	860,693
Luxembourg	—	17,772		—	17,772
Netherlands	—	1,029,260		—	1,029,260
Norway	16,498	80,430		—	96,928
Poland	—	3,466		—	3,466
Portugal	—	17,644		—	17,644
Spain	6,733	545,626		—	552,359
Sweden	89,619	511,561		—	601,180
Switzerland	—	2,451,726		—	2,451,726
Taiwan	—	429,155		—	429,155
United Arab Emirates	—	—		—	—
United Kingdom	3,470	3,459,736		—	3,463,206
United States	22,817	—		—	22,817

Total Common Stocks	482,116	16,420,246		—	16,902,362

Preferred Stocks
Germany	—	29,346		—	29,346
Short-Term Investments
Time Deposits	—	115,248		—	115,248

Total Investments in Securities	$482,116	$16,564,840		$—	$17,046,956

Appreciation in Other Financial Instruments
Futures contracts	$458	$—		$—	$458
Forward Foreign Currency Exchange contracts	—	—	(a)	—	— (a)

Total Appreciation in Other Financial Instruments	$458	$—	(a)	$—	$458

Depreciation in Other Financial Instruments
Futures contracts	$(387)	$—3		$—	$(387)
Forward Foreign Currency Exchange contracts	—	(200)		—	(200)

Total Depreciation in Other Financial Instruments	$(387)	$(200)		$—	$(587)

(a)	Amount rounds to less than $500.

Six Circles Global Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities
Other ABS	$—	$45,987	$1,400	$47,387
Automobile ABS	—	16,299	—	16,299

Total Asset-Backed Securities	—	62,286	1,400	63,686

Collateralized Mortgage Obligations
WL Collateral CMO	—	25,469	—	25,469
Agency Collateral CMO	—	235,689	—	235,689
Agency Collateral Supp CMO	—	59	—	59
Agency Collateral PAC CMO	—	5,870	—	5,870

Total Collateralized Mortgage Obligations	—	267,087	—	267,087

JUNE 30, 2025	SIX CIRCLES TRUST	351

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

Six Circles Global Bond Fund (Continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs	Total
Commercial Mortgage-Backed Securities
Commercial MBS	$—	$57,121		$—	$57,121
Corporate Bonds
Basic Materials	—	44,181		—	44,181
Communications	—	119,460		—	119,460
Consumer Cyclical	—	112,698		—	112,698
Consumer Non-cyclical	—	288,065		—	288,065
Energy	—	95,406		—	95,406
Financial	—	979,470		—	979,470
Government	—	83,189		—	83,189
Industrial	—	148,329		—	148,329
Technology	—	34,457		—	34,457
Utilities	—	179,830		—	179,830

Total Corporate Bonds	—	2,085,085		—	2,085,085

Foreign Government Securities
Sovereign	—	7,931,509		—	7,931,509
Banks	—	810,538		—	810,538
Regional (State/Province)	—	271,394		—	271,394
Diversified Financial Services	—	11,723		—	11,723
Electric	—	1,885		—	1,885
Multi-National	—	16,218		—	16,218
Transportation	—	18,956		—	18,956
Municipal	—	34,084		—	34,084
Commercial Services	—	7,862		—	7,862
Pipelines	—	3,784		—	3,784
Oil&Gas	—	377		—	377

Total Foreign Government Securities	—	9,108,330		—	9,108,330

Mortgage-Backed Securities
UMBS Collateral	—	1,301,444		5,784	1,307,228
GNMA II Collateral	—	445,777		—	445,777
FHLMC Collateral	—	2,054		—	2,054
FGLMC Collateral	—	12,025		—	12,025
FNMA Collateral	—	148,522		—	148,522
GNMA Collateral	—	2,494		—	2,494

Total Mortgage-Backed Securities	—	1,912,316		5,784	1,918,100

Municipal Bonds	—	6,631		—	6,631
U.S. Government Agency Securities
Sovereign	—	13,819		—	13,819
U.S. Treasury Obligations
Sovereign	—	1,601,476		—	1,601,476
Purchased Option Contract
Put Option Contract	—	—	(a)	—	—	(a)
Short-Term Investments
Repurchase Agreement	—	20,600		—	20,600
Time Deposits	—	117,861		—	117,861
U.S. Government Agency Security	—	4,305		—	4,305
U.S. Treasury Obligations	—	152,311		—	152,311

Total Short-Term Investments	—	295,077		—	295,077

Total Investments in Securities	$—	$15,409,228		$7,184	$15,416,412

Liabilities
Debt Securities
Mortgage-Backed Securities	$—	$237,979		$—	$237,979

352	SIX CIRCLES TRUST	JUNE 30, 2025

Six Circles Global Bond Fund (Continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Futures contracts	$1,523	$—	$—	$1,523
Forward Foreign Currency Exchange contracts	—	49,722	—	49,722
OTC Interest Rate Swaps contracts	—	68	—	68
Centrally Cleared Interest Rate Swap contracts	—	5,255	—	5,255
Purchased Interest Rate Swaptions contracts
Purchased Put Interest Rate Swaption contracts	—	1,012	—	1,012
Purchased Call Interest Rate Swaption contracts	—	1,228	—	1,228

Total Purchased Interest Rate Swaptions contracts	—	2,240	—	2,240

Total Appreciation in Other Financial Instruments	$1,523	$57,285	$—	$58,808

Depreciation in Other Financial Instruments
Futures contracts	$(1,212)	$—	$—	$(1,212)
Forward Foreign Currency Exchange contracts	—	(259,938)	—	(259,938)
OTC Interest Rate Swap contract	—	(47)	—	(47)
Centrally Cleared Interest Rate Swap contracts	—	(7,566)	—	(7,566)
Written Option contracts
Written Call Option contracts	—	(24)	—	(24)
Written Interest Rate Swaptions contracts
Written Call Interest Rate Swaption contracts	—	(105)	—	(105)
Written Put Interest Rate Swaption contracts	—	(58)	—	(58)

Total Written Interest Rate Swaptions contracts	—	(163)	—	(163)

Total Depreciation in Other Financial Instruments	$(1,212)	$(267,738)	$—	$(268,950)

(a)	Amount rounds to less than $500.

Six Circles Tax Aware Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds	$—	$12,558,422	$—	$12,558,422
Short-Term Investments
Municipal Bonds	—	19,886	—	19,886
Time Deposits	—	329,230	—	329,230

Total Short-Term Investments	—	349,116	—	349,116

Total Investments in Securities	$—	$12,907,538	$—	$12,907,538

Six Circles Credit Opportunities Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities
Other ABS	$—	$66,629	$—	$66,629
Automobile ABS	—	41,490	—	41,490
Credit Card ABS	—	2,656	—	2,656
Student Loan ABS	—	305	—	305
Food	—	273	—	273
Commercial Services	—	310	—	310

Total Asset-Backed Securities	—	111,663	—	111,663

JUNE 30, 2025	SIX CIRCLES TRUST	353

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

Six Circles Credit Opportunities Fund (Continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Collateralized Mortgage Obligations
WL Collateral CMO	$—	$7,696	$—	$7,696
Commercial Mortgage-Backed Securities
Commercial MBS	—	31,124	—	31,124
Convertible Bonds
Communications	—	2,355	—	2,355
Consumer Cyclical	—	3,054	—	3,054
Consumer Non-cyclical	—	2,731	—	2,731
Energy	—	4,247	—	4,247
Financial	—	977	—	977
Technology	—	5,829	—	5,829

Total Convertible Bonds	—	19,193	—	19,193

Corporate Bonds
Basic Materials	—	319,149	—	319,149
Communications	—	1,101,245	4	1,101,249
Consumer Cyclical	—	1,100,015	—	1,100,015
Consumer Non-cyclical	—	1,209,543	—	1,209,543
Diversified	—	14,819	—	14,819
Energy	—	622,598	3,022	625,620
Financial	—	1,238,703	6,288	1,244,991
Government	—	170	—	170
Industrial	—	754,002	—	754,002
Technology	—	292,371	2,799	295,170
Utilities	—	282,933	274	283,207

Total Corporate Bonds	—	6,935,548	12,387	6,947,935

Foreign Government Securities
Sovereign	—	691,548	—	691,548
Banks	—	16,691	—	16,691
Oil & Gas	—	4,666	—	4,666

Total Foreign Government Securities	—	712,905	—	712,905

U.S. Treasury Obligations
Sovereign	—	93,371	—	93,371
Common Stocks
Basic Materials	—	—	704	704
Communications	11,729	—	—	11,729
Utilities	1,260	—	—	1,260

Total Common Stocks	12,989	—	704	13,693

Preferred Stocks
Communications	721	—	656	1,377
Consumer Cyclical	—	—	6,467	6,467

Total Preferred Stocks	721	—	7,123	7,844

Loan Assignments
Basic Materials	—	18,335	—	18,335
Communications	—	116,924	—	116,924
Consumer Cyclical	—	47,891	—	47,891
Consumer Non-cyclical	—	59,922	—	59,922
Diversified	—	1,556	—	1,556
Energy	—	2,389	—	2,389
Financial	—	28,629	2,400	31,029
Government	—	—	9,677	9,677
Industrial	—	26,429	—	26,429
Technology	—	67,430	—	67,430
Utilities	—	2,857	—	2,857

Total Loan Assignments	—	372,362	12,077	384,439

354	SIX CIRCLES TRUST	JUNE 30, 2025

Six Circles Credit Opportunities Fund (Continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Warrant
Communications	$—	$—	$100	$100
Short-Term Investments
Corporate Bond	—	343	—	343
Time Deposits	—	186,338	—	186,338
U.S. Government Agency Securities	—	5,699	—	5,699
U.S. Treasury Obligations	—	47,270	—	47,270

Total Short-Term Investments	—	239,650	—	239,650

Total Investments in Securities	$13,710	$8,523,512	$32,391	$8,569,613

Appreciation in Other Financial Instruments
Futures contracts	$3,851	$—	$—	$3,851
Forward Foreign Currency Exchange contracts	—	38,872	—	38,872
Centrally Cleared Interest Rate Swap contracts	—	3,621	—	3,621
OTC Credit Default Swaps contracts	—	528	—	528
Centrally Cleared Credit Default Swaps contracts	—	5,732	—	5,732

Total Appreciation in Other Financial Instruments	$3,851	$48,753	$—	$52,604

Depreciation in Other Financial Instruments
Futures contracts	$(983)	$—	$—	$(983)
Forward Foreign Currency Exchange contracts	—	(188,746)	—	(188,746)
Centrally Cleared Interest Rate Swap contracts	—	(4,116)	—	(4,116)
OTC Credit Default Swaps contracts	—	(101)	—	(101)
Centrally Cleared Credit Default Swaps contracts	—	(762)	—	(762)

Total Depreciation in Other Financial Instruments	$(983)	$(193,725)	$—	$(194,708)

Six Circles Multi-Strategy Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities
Other ABS	$—	$62,532	$—	$62,532
Automobile ABS	—	10,322	—	10,322
Home Equity ABS	—	10,131	—	10,131
Student Loan ABS	—	3,321	—	3,321

Total Asset-Backed Securities	—	86,306	—	86,306

Collateralized Mortgage Obligations
WL Collateral CMO	—	95,116	—	95,116
Agency Collateral CMO	—	155,371	—	155,371
Agency Collateral PAC CMO	—	1,189	—	1,189

Total Collateralized Mortgage Obligations	—	251,676	—	251,676

Commercial Mortgage-Backed Security
Commercial MBS	—	1,060	—	1,060
Corporate Bonds
Basic Materials	—	242	—	242
Communications	—	4,376	—	4,376
Consumer Cyclical	—	4,470	—	4,470
Consumer Non-cyclical	—	2,989	—	2,989
Energy	—	831	—	831
Financial	—	3,780	—	3,780

JUNE 30, 2025	SIX CIRCLES TRUST	355

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

Six Circles Multi-Strategy Fund (Continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs	Total
Industrial	$—	$174		$—	$174
Technology	—	2,937		—	2,937
Utilities	—	1,387		—	1,387

Total Corporate Bonds	—	21,186		—	21,186

Mortgage-Backed Securities
UMBS Collateral	—	261,670		—	261,670
GNMA II Collateral	—	66,431		—	66,431
FNMA Collateral	—	25,073		—	25,073

Total Mortgage-Backed Securities	—	353,174		—	353,174

Open End Fund
Funds	43,254	—		—	43,254
Preferred Stock
Financial	—	—		300	300
Loan Assignments
Basic Materials	—	2,331		—	2,331
Communications	—	17,789		532	18,321
Consumer Cyclical	—	18,975		—	18,975
Consumer Non-cyclical	—	26,899		—	26,899
Energy	—	4,579		—	4,579
Financial	—	41,612		436	42,048
Industrial	—	25,046		—	25,046
Technology	—	42,734		—	42,734
Utilities	—	8,752		—	8,752

Total Loan Assignments	—	188,717		968	189,685

Purchased Option Contract
Call Option Contract	—	115		—	115
Put Option Contract	—	—	(a)	—	—	(a)

Total Purchased Option Contacts	—	115		—	115

Short-Term Investments
Time Deposits	—	28,132		—	28,132
U.S. Treasury Obligations	—	263,566		—	263,566

Total Short-Term Investments	—	291,698		—	291,698

Total Investments in Securities	$43,254	$1,193,932		$1,268	$1,238,454

Liabilities
Debt Securities
Mortgage-Backed Securities
GNMA II Collateral	$—	$5,954		$—	$5,954
UMBS Collateral	—	44,950		—	44,950

Total Mortgage-Backed Securities	—	50,904		—	50,904

Appreciation in Other Financial Instruments
Futures contracts	$8,653	$—		$—	$8,653
Forward Foreign Currency Exchange contracts	—	79		—	79
Centrally Cleared Interest Rate Swap contracts	—	51		—	51
OTC Total Return Swap contracts	—	41		—	41
Purchased Interest Rate Swaptions contracts
Purchased Put Interest Rate Swaption contracts	—	390		—	390
Purchased Call Interest Rate Swaption contracts	—	457		—	457

Total Purchased Interest Rate Swaptions contracts	—	847		—	847

Total Appreciation in Other Financial Instruments	$8,653	$1,133		$—	$9,786

356	SIX CIRCLES TRUST	JUNE 30, 2025

Six Circles Multi-Strategy Fund (Continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Depreciation in Other Financial Instruments
Futures contracts	$(3,081)	$—	$—	$(3,081)
Forward Foreign Currency Exchange contracts	—	(361)	—	(361)
Centrally Cleared Interest Rate Swap contract	—	(115)	—	(115)
Written Option contracts
Written Call Option contracts	—	(294)	—	(294)

Total Written Option contracts	—	(294)	—	(294)

Written Interest Rate Swaptions contracts
Written Call Interest Rate Swaption contracts	—	(135)	—	(135)
Written Put Interest Rate Swaption contracts	—	(23)	—	(23)

Total Written Interest Rate Swaptions contracts	—	(158)	—	(158)

Total Depreciation in Other Financial Instruments	$(3,081)	$(928)	$—	$(4,009)

(a)	Amount rounds to less than $500.

There were no significant transfers into or out of level 3 for the period ended June 30, 2025 for the Funds.

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAV of the Funds.

C. When-Issued Securities, Delayed Delivery Securities and Forward Commitments — The Funds may purchase when-issued securities, including To Be Announced (“TBA”) securities, and enter into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchase delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date. Rollover strategies can be employed by the Funds which involves extending the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and starting a new position with a comparable underlying asset that has a later expiration date.

The Funds may be required to post or receive collateral for delayed delivery securities in the form of cash or securities under a Master Securities Forward Transaction Agreement with the counterparties (each, an “MSFTA”). The collateral requirements are generally calculated by netting the mark-to-market amount for a Fund’s transactions under the MSFTA and comparing that amount to the value of the collateral pledged by a Fund and the counterparty. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by a Fund is held in a segregated account at the Fund’s custodian bank and is included on the Statements of Assets and Liabilities as Deposit at broker for delayed delivery securities, if applicable.

The Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles Global Bond Fund, Six Circles Tax Aware Bond Fund, Six Circles Credit Opportunities Fund and Six Circles Multi-Strategy Fund had when-issued securities, delayed delivery securities or forward commitments outstanding as of June 30, 2025, which are shown as a Receivable for Investment securities sold — delayed delivery securities and/or a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statements of Assets and Liabilities.

D. Investments in Cayman Subsidiaries — As part of its principal investment strategy, the Six Circles Multi-Strategy Fund seeks to gain exposure to the commodity markets by investing up to 25% of its total assets in wholly-owned subsidiaries, which are organized under the laws of the Cayman Islands, as described in Note 1. Generally, the subsidiaries will invest primarily in commodity futures, but may also invest in financial futures and forwards and swap contracts, fixed income securities, pooled investment vehicles, including open-end investment companies, and other investments intended to serve as margin or collateral for such subsidiary’s derivative positions. The Fund invests in the subsidiaries in order to gain exposure to the commodities markets within the limitations of the federal tax law, rules and regulations that apply to “regulated investment companies.” Unlike the Funds, the subsidiaries may invest without limitation in commodity-linked derivatives; however, the subsidiaries and the Fund, in the aggregate, will comply with applicable requirements for derivatives transactions set forth in Rule 18f-4 under the 1940 Act.

JUNE 30, 2025	SIX CIRCLES TRUST	357

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

As part of its principal investment strategy, the Six Circles Credit Opportunities Fund will seek to purchase certain newly-issued Regulation S securities in its Asia High Yield sleeve through investments in a Cayman subsidiary, as described in Note 1.

In addition, the Six Circles Multi-Strategy and Credit Opportunities Funds and each of their subsidiaries will comply with the same fundamental investment restrictions on an aggregate basis, and follow the same compliance policies and procedures to the extent those restrictions, policies and procedures are applicable to the investment activities of each of the subsidiaries. The subsidiaries are treated as corporations for U.S. federal income tax purposes. Unlike the Funds, the subsidiaries do not, and will not, seek to qualify as “regulated investment companies” under Subchapter M of Chapter 1 of Subtitle A of the Internal Revenue Code of 1986, as amended (the "Code"). The Six Circles Multi-Strategy and Credit Opportunities Funds are each the sole shareholders of their respective subsidiaries and do not expect shares of the subsidiaries to be offered or sold to other investors. The Funds do not intend to create or acquire primary control of any entity that primarily engages in investment activities, in securities or other assets, other than the entities that are wholly-owned by the Funds. As of June 30, 2025, the net assets of the subsidiaries were $0 representing 0.00% and $35,265,911 representing 3.63% of the Six Circles Credit Opportunities and Six Circles Multi-Strategy Fund’s consolidated net assets, respectively.

E. Loan Assignments — The Six Circles Credit Opportunities Fund and Six Circles Multi-Strategy Fund invest in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental or other borrowers (a “Borrower”). A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent administers the terms of the loan, as specified in the loan agreement. When a Fund purchases a loan assignment, the Fund has direct rights against the Borrower on a loan, provided, however, the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through the Agent. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest. The Adviser or Sub-Advisers may have access to material non-public information regarding the Borrower.

Certain loan assignments are also subject to the associated risks described under Note 5.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. The unrealized appreciation/depreciation from unfunded commitments is reported on the Statements of Assets and Liabilities, if any. As of June 30, 2025 the Six Circles Credit Opportunities Fund and Six Circles Multi-Strategy Fund had the

following loan commitments outstanding in which all or a portion of the commitment was unfunded (amounts in thousands):

Six Circles Credit Opportunities Fund

					Unfunded Commitment		Funded Commitment		Total Commitment
Security Description	Term	Maturity Date	Commitment Fee Rate	Rate if Funded	Par	Value	Par	Value	Par	Value
Chrysaor Bidco S.a r.l.	DDTL Facility (USD)	10/30/2031	3.50%	3.50%	$5	$5	$—	$—	$5	$5
GrafTech Global Enterprises, Inc.	Delayed Draw Term Loan	12/21/2029	3.75%	3.75%	722	724	—	—	722	724
Jupiter Buyer, Inc.	Initial Delayed Draw Term Loan	11/1/2031	4.75%	4.75%	85	86	—	—	85	86
SWF Holdings I Corp.	Delayed Draw Term Loan	12/19/2029	2.25%	2.25%	486	484	—	—	486	484

					$1,298	$1,299	$—	$—	$1,298	$1,299

Six Circles Multi-Strategy Fund
					Unfunded Commitment		Funded Commitment		Total Commitment
Security Description	Term	Maturity Date	Commitment Fee Rate	Rate if Funded	Par	Value	Par	Value	Par	Value
Kaman Corp.	Delayed Draw Term Loan	2/26/2032	1.00%	1.00%	$41	$41	$—	$—	$41	$41
MRP Buyer LLC	Delayed Draw Term Loan	6/4/2032	1.00%	1.00%	47	47	—	—	47	47

					$88	$88	$—	$—	$88	$88

F. Derivatives — The Funds used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures as well as credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk

358	SIX CIRCLES TRUST	JUNE 30, 2025

relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated by the Sub-Advisers, with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark-to-market gains to a Fund.

Notes F(1) — F(4) below describe the various derivatives used by the Funds.

(1) Options — The Six Circles Global Bond Fund and Six Circles Multi-Strategy Fund purchased and sold (“wrote”) put and call options on securities to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller.

Options Purchased — Premiums paid by the Funds for options purchased are included on the Statements of Assets and Liabilities as Options purchased. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in net unrealized appreciation/depreciation on options purchased on the Statements of Operations. If the option is allowed to expire, the Funds will lose the entire premium they paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

Options Written — Premiums received by the Funds for options written are included on the Statements of Assets and Liabilities as a liability. The amount of the liability is adjusted daily to reflect the current market value of the option written and the change in market value is recorded as Change in net unrealized appreciation/depreciation on options written on the Statements of Operations. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Funds record a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Funds is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Funds to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Funds to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Funds are not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Funds’ option contracts are subject to master netting arrangements.

(2) Futures Contracts — The Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles U.S. Unconstrained Equity Fund, Six Circles International Unconstrained Equity Fund, Six Circles Global Bond Fund, Six Circles Credit Opportunities Fund and Six Circles Multi-Strategy Fund used interest rate futures to manage interest rate risks associated with portfolio investments. The Six Circles U.S. Unconstrained Equity Fund, Six Circles International Unconstrained Equity Fund and Six Circles Multi-Strategy Fund used index futures to gain or reduce exposure to certain countries or regions, to maintain liquidity or minimize transaction costs.

Futures contracts may provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities. Futures contracts outstanding at period end, if any, are listed after each Fund’s SOI.

The use of futures contracts may expose the Funds to interest rate and equity price risks. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk

JUNE 30, 2025	SIX CIRCLES TRUST	359

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent the liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3) Forward Foreign Currency Exchange Contracts — The Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles International Unconstrained Equity Fund, Six Circles Global Bond Fund, Six Circles Credit Opportunities Fund and Six Circles Multi-Strategy Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Funds also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward contracts outstanding at period end, if any, are listed after each Fund’s SOI.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation/depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. Such Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Funds’ forward foreign currency exchange contracts may be subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(4) Swaps — The Six Circles Global Bond Fund, Six Circles Credit Opportunities Fund and Six Circles Multi-Strategy Fund engaged in various swap transactions, including interest swaps, to manage interest rate (e.g., duration, yield curve) risks within their respective portfolios. The Funds also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC swaps”) between a fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap contracts outstanding at period end, if any, are listed after each Fund’s SOI.

Upfront payments made and/or received are recorded as assets or liabilities, respectively on the Statements of Assets and Liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period.

Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as Change in net unrealized appreciation/depreciation on the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearing house.

The Funds may be required to post or receive collateral in the form of cash or securities based on the net value of the Funds’ outstanding OTC swap contracts with the counterparty. Daily movement of collateral is subject to minimum threshold amounts. Collateral posted by the Funds is held in a segregated account at the Funds’ custodian bank. Collateral received by the Funds is held in escrow in segregated accounts maintained by Brown Brothers Harriman & Co.

The Funds’ swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Six Circles Credit Opportunities Fund entered into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

360	SIX CIRCLES TRUST	JUNE 30, 2025

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Funds, as protection sellers, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the Statements of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Interest Rate Swaps

The Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles Global Bond Fund, Six Circles Credit Opportunities Fund and Six Circles Multi-Strategy Fund entered into interest rate swap contracts to manage fund exposure to interest rates and/or to preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

Total Return Swaps

The Six Circles Multi-Strategy Fund entered into total return index swaps to gain exposure to specific indices and manage portfolio risk. These instruments can provide the Fund with the ability to gain or reduce exposure to certain market segments without directly investing in underlying securities.

A total return index swap is a contract in which one party agrees to pay the other the total return of a specified index, including both capital gains and income, in exchange for periodic payments based on a fixed or floating interest rate.

(5) Summary of Derivatives Information

The following tables present the value of derivatives held as of June 30, 2025, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Six Circles Ultra Short Duration Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Centrally Cleared Swaps (b)	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$1,454	$—	$—	$1,454
Foreign exchange contracts	Receivables	—	297	—	297

Total		$1,454	$297	$—	$1,751

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(1,187)	$—	$(863)	$(2,050)
Foreign exchange contracts	Payables	—	(718)	—	(718)

Total		$(1,187)	$(718)	$(863)	$(2,768)

(a)

This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

(b)

This amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

JUNE 30, 2025	SIX CIRCLES TRUST	361

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

Six Circles Tax Aware Ultra Short Duration Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Centrally Cleared Swaps (b)	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$1,879	$—	$—	$1,879
Foreign exchange contracts	Receivables	—	53	—	53

Total		$1,879	$53	$—	$1,932

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(587)	$—	$(1,106)	$(1,693)
Foreign exchange contracts	Payables	—	(408)	—	(408)

Total		$(587)	$(408)	$(1,106)	$(2,101)

(a)

This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

(b)

This amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

Six Circles U.S. Unconstrained Equity Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)
Equity contracts	Receivables, Net Assets — Unrealized Appreciation	$2,331

Gross Liabilities:
Equity contracts	Payables, Net Assets — Unrealized Depreciation	$(65)

(a)

This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

Six Circles International Unconstrained Equity Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Total
Equity contracts	Receivables, Net Assets — Unrealized Appreciation	$458	$—	$458

Gross Liabilities:
Equity contracts	Payables, Net Assets — Unrealized Depreciation	$(387)	$—	$(387)
Foreign exchange contracts	Payables	—	(200)	(200)

Total		$(387)	$(200)	$(587)

(a)

This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

362	SIX CIRCLES TRUST	JUNE 30, 2025

Six Circles Global Bond Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Centrally Cleared Swaps (b)	OTC Swaps	OTC Options Written	OTC Options Purchased		Swaptions Written	Swaptions Purchased	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$1,523	$—	$8,495	$68	$—	$—	(c)	$—	$2,240	$12,326
Foreign exchange contracts	Receivables	—	49,722	—	—	—	—		—	—	49,722

Total		$1,523	$49,722	$8,495	$68	$—	$—	(c)	$—	$2,240	$62,048

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(1,212)	$—	$(10,212)	$(47)	$(24)	$—		$(163)	$—	$(11,658)
Foreign exchange contracts	Payables	—	(259,938)	—	—	—	—		—	—	(259,938)

Total		$(1,212)	$(259,938)	$(10,212)	$(47)	$(24)	$—		$(163)	$—	$(271,596)

(a)

This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

(b)

This amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

(c)	Amount rounds to less than $500.

Six Circles Credit Opportunities Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Centrally Cleared Swaps (b)	OTC Swaps	Total
Credit contracts	Receivables	$—	$—	$12,691	$598	$13,289
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	3,851	—	5,779	—	9,630
Foreign exchange contracts	Receivables	—	38,872	—	—	38,872

Total		$3,851	$38,872	$18,470	$598	$61,791

Gross Liabilities:
Credit contracts	Payables	$—	$—	$(6,176)	$(370)	$(6,546)
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	(983)	—	(4,485)	—	(5,468)
Foreign exchange contracts	Payables	—	(188,746)	—	—	(188,746)

Total		$(983)	$(188,746)	$(10,661)	$(370)	$(200,760)

(a)

This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

(b)

This amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

JUNE 30, 2025	SIX CIRCLES TRUST	363

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

Six Circles Multi-Strategy Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Centrally Cleared Swaps (b)	OTC Swaps	OTC Options Written	Options Purchased	Swaptions Written	Swaptions Purchased	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$1,396	$ —	$ 327	$—	$—	$115	$—	$847	$2,685
Equity contracts	Receivables, Net Assets — Unrealized Appreciation	7,257	—	—	41	—	—	—	—	7,298
Foreign exchange contracts	Receivables	—	79	—	—	—	—	—	—	79

Total		$8,653	$79	$327	$41	$—	$115	$—	$847	$10,062

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(1,535)	$—	$—	$—	$(294)	$—	$(158)	$—	$(1,987)
Equity contracts	Payables, Net Assets — Unrealized Depreciation	(1,546)	—	—	—	—	—	—	—	(1,546)
Foreign exchange contracts	Payables	—	(361)	—	—	—	—	—	—	(361)

Total		$(3,081)	$(361)	$—	$—	$(294)	$—	$(158)	$—	$(3,894)

(a)

This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

(b)

This amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

The following tables present the Funds’ gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of June 30, 2025 (amounts in thousands):

Six Circles Ultra Short Duration Fund

	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)		Derivatives Available for offset	Collateral Received	Net Amount Due From Counterparty (Not less than zero)
Bank of America, NA	$12		$(12)	$—	$—
Barclays Bank plc	31		(31)	—	—
BNP Paribas	134		(134)	—	—
Standard Chartered Bank	—	(b)	—	—	—	(b)
UBS AG LONDON	120		(120)	—	—

	$297		$(297)	$—	$—	(b)

364	SIX CIRCLES TRUST	JUNE 30, 2025

	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Posted	Net Amount Due From Counterparty (Not less than zero)
Bank of America, NA	$20	$(12)	$—	$8
Barclays Bank plc	303	(31)	(206)	66
BNP Paribas	234	(134)	—	100
UBS AG LONDON	161	(120)	—	41

	$718	$(297)	$(206)	$215

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.
(b)	Amount rounds to less than $500.

Six Circles Tax Aware Ultra Short Duration Fund

	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Received	Net Amount Due From Counterparty (Not less than zero)
Bank of America, NA	$13	$(13)	$—	$—
Barclays Bank plc	37	(37)	—	—
Deutsche Bank AG	3	(3)	—	—

	$53	$(53)	$—	$—

	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Posted	Net Amount Due From Counterparty (Not less than zero)
Bank of America, NA	$30	$(13)	$—	$17
Barclays Bank plc	375	(37)	(256)	82
Deutsche Bank AG	3	(3)	—	—

Total	$408	$(53)	$(256)	$99

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.

JUNE 30, 2025	SIX CIRCLES TRUST	365

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

Six Circles International Unconstrained Equity Fund

	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)		Derivatives Available for offset			Collateral Received	Net Amount Due From Counterparty (Not less than zero)
UBS AG LONDON	$—	(b)	$	(—	)(b)	$—	$—

	$—	(b)	$	(—	)(b)	$—	$—

	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)	Derivatives Available for offset			Collateral Posted	Net Amount Due From Counterparty (Not less than zero)
Bank of America, NA	$137		$—		$—	$137
Citibank, NA	1		—		—	1
UBS AG LONDON	62		(—	)(b)	—	62

	$200	$	(—	)(b)	$—	$200

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.
(b)	Amount rounds to less than $500.

Six Circles Global Bond Fund

	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)		Derivatives Available for offset		Collateral Received	Net Amount Due From Counterparty (Not less than zero)
Bank of America, NA	$1,823		$(1,823)		$—	$—
Bank of New York Mellon	66		(66)		—	—
Barclays Bank plc	994		(994)		—	—
BNP Paribas	304		(304)		—	—
BofA Securities, Inc.	—	(b)	(—	)(b)	—	—
Citibank, NA	5,823		(5,823)		—	—
Deutsche Bank AG	12,102		(6,420)		—	5,682
Goldman Sachs	17		(—	)(b)	—	17
Goldman Sachs International	23,985		(23,985)		—	—
HSBC Bank plc	521		(521)		—	—
Morgan Stanley & Co.	1,792		(1,792)		—	—
Royal Bank of Canada	1,553		(1,553)		—	—
Standard Chartered Bank	84		(84)		—	—
UBS AG London	2,752		(2,752)		—	—
Westpac Banking Corp.	214		(214)		—	—

	$52,030		$(46,331)		$—	$5,699

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.
(b)	Amount rounds to less than $500.

366	SIX CIRCLES TRUST	JUNE 30, 2025

	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)		Derivatives Available for offset		Collateral Received	Net Amount Due From Counterparty (Not less than zero)
Bank of America, NA	$32,083		$(1,823)		$(5,146)	$25,114
Bank of New York Mellon	241		(66)		—	175
Barclays Bank plc	6,644		(994)		(5,586)	64
BNP Paribas	3,623		(304)		—	3,319
BofA Securities, Inc.	22		—		—	22
Citibank, NA	16,277		(5,823)		(7,479)	2,975
Citigroup Global Markets, Inc.	2		—		—	2
Deutsche Bank AG	6,420		(6,420)		—	—
Goldman Sachs	—	(b)	(—	)(b)	—	—
Goldman Sachs International	148,117		(23,985)		(1,300)	122,832
HSBC Bank plc	8,029		(521)		(2,357)	5,151
Morgan Stanley & Co.	16,555		(1,792)		(83)	14,680
Royal Bank of Canada	1,577		(1,553)		—	24
Standard Chartered Bank	139		(84)		—	55
Toronto-Dominion Bank (The)	8		—		—	8
UBS AG London	12,305		(2,752)		—	9,553
Westpac Banking Corp.	8,130		(214)		—	7,916

	$260,172		$(46,331)		$(21,951)	$191,890

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.
(b)	Amount rounds to less than $500.

Six Circles Credit Opportunities Fund

	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Received	Net Amount Due From Counterparty (Not less than zero)
Bank of America, NA	$120	$(120)	$—	$—
Barclays Bank plc	118	(118)	—	—
Barclays Bank Plc Wholesale	201	(28)	—	173
Citibank, NA	38,840	(38,840)	—	—
Goldman Sachs	9	(9)	—	—
Goldman Sachs International	22	(22)	—	—
Morgan Stanley & Co.	10	(10)	—	—
Morgan Stanley Capital Service	80	(43)	—	37

	$39,400	$(39,190)	$—	$210

JUNE 30, 2025	SIX CIRCLES TRUST	367

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Posted	Net Amount Due From Counterparty (Not less than zero)
Bank of America, NA	$3,345	$(120)	$(2,771)	$454
Barclays Bank plc	755	(118)	—	637
Barclays Bank Plc Wholesale	28	(28)	—	—
BNP Paribas	1,019	—	—	1,019
Brown Brothers Harriman & Co.	12,505	—	—	12,505
Citibank, NA	170,803	(38,840)	(131,963)	—
Goldman Sachs	9	(9)	—	—
Goldman Sachs International	22	(22)	—	—
Morgan Stanley & Co.	317	(10)	(81)	226
Morgan Stanley Capital Service	43	(43)	—	—
UBS AG LONDON	1	—	—	1

	$188,847	$(39,190)	$134,815	$14,842

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.

Six Circles Multi-Strategy Fund

	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Received	Net Amount Due From Counterparty (Not less than zero)
Bank of America, NA	$792	$(164)	$—	$628
Barclays Bank plc	8	(8)	—	—
Bofa Securities, Inc.	95	(95)	—	—
Brown Brothers Harriman & Co.	79	(79)	—	—
Citigroup Global Markets, Inc.	20	(20)	—	—
Morgan Stanley & Co.	41	(3)	—	38
Wells Fargo Bank NA	47	(47)	—	—

	$1,082	$(416)	$—	$666

	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Posted	Net Amount Due From Counterparty (Not less than zero)
Bank of America, NA	$164	$(164)	$—	$—
Barclays Bank plc	64	(8)	—	56
Bofa Securities, Inc.	174	(95)	—	79
Brown Brothers Harriman & Co.	222	(79)	—	143
Citigroup Global Markets, Inc.	120	(20)	—	100
Morgan Stanley & Co.	3	(3)	—	—
Wells Fargo Bank NA	65	(47)	—	18

	$812	$(416)	$—	$396

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.

368	SIX CIRCLES TRUST	JUNE 30, 2025

The following tables present the effect of derivatives on the Statements of Operations for the period ended June 30, 2025, by primary underlying risk exposure (amounts in thousands):

Six Circles Ultra Short Duration Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Credit contracts	$—	$—	$1	$1
Interest rate contracts	(547)	—	(516)	(1,063)
Foreign exchange contracts	—	(4,505)	—	(4,505)

Total	$(547)	$(4,505)	$(515)	$(5,567)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Credit contracts	$—	$—	$1	$1
Interest rate contracts	494	—	(958)	(464)
Foreign exchange contracts	—	(2,341)	—	(2,341)

Total	$494	$(2,341)	$(957)	$(2,804)

Six Circles Tax Aware Ultra Short Duration Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Credit contracts	$—	$—	$2	$2
Interest rate contracts	(244)	—	(656)	(900)
Foreign exchange contracts	—	(471)	—	(471)

Total	$(244)	$(471)	$(654)	$(1,369)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Credit contracts	$—	$—	$2	$2
Interest rate contracts	1,794	—	(1,223)	571
Foreign exchange contracts	—	(1,153)	—	(1,153)

Total	$1,794	$(1,153)	$(1,221)	$(580)

Six Circles U.S. Unconstrained Equity Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Total
Equity contracts	$(6,052)	$(6,052)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Total
Equity contracts	$4,004	$4,004

JUNE 30, 2025	SIX CIRCLES TRUST	369

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

Six Circles International Unconstrained Equity Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Equity contracts	$12,583	$—	$12,583
Foreign exchange contracts	—	(1,045)	(1,045)

Total	$12,583	$(1,045)	$11,538

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Equity contracts	$968	$—	$968
Foreign exchange contracts	—	(200)	(200)

Total	$968	$(200)	$768

Six Circles Global Bond Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Options written	Options purchased	Swaptions written	Swaptions purchased	Total
Credit contracts	$—	$—	$2	$—	$—	$—	$—	$2
Interest rate contracts	(3,473)	—	(365)	292	(105)	250	(147)	(3,548)
Foreign exchange contracts	—	(530,255)	—	—	—	—	—	(530,255)

Total	$(3,473)	$(530,255)	$(363)	$292	$(105)	$250	$(147)	$(533,801)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Options written	Options purchased	Swaptions written	Swaptions purchased	Total
Credit contracts	$—	$—	$(2)	$—	$—	$—	$—	$(2)
Interest rate contracts	418	—	(1,496)	164	(24)	149	(1,137)	(1,926)
Foreign exchange contracts	—	(409,363)	—	—				(409,363)

Total	$418	$(409,363)	$(1,498)	$164	$(24)	$149	$(1,137)	$(411,291)

Six Circles Credit Opportunities Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Credit contracts	$—	$—	$868	$868
Interest rate contracts	(2,826)	—	18	(2,808)
Foreign exchange contracts	—	4,267	—	4,267

Total	$(2,826)	$4,267	$886	$2,327

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Credit contracts	$—	$—	$4,036	$4,036
Interest rate contracts	6,047	—	3,593	9,640
Foreign exchange contracts	—	(258,860)	—	(258,860)

Total	$6,047	$(258,860)	$7,629	$(245,184)

370	SIX CIRCLES TRUST	JUNE 30, 2025

Six Circles Multi-Strategy Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Options written	Options purchased	Swaptions written	Swaptions purchased	Total
Interest rate contracts	$(12,881)	$—	$(39)	$91	$(56)	$143	$(58)	$(12,800)
Foreign exchange contracts	—	(606)	—	—	—	—	—	(606)

Total	$(12,881)	$(606)	$(39)	$91	$(56)	$143	$(58)	$(13,406)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Options written	Options purchased	Swaptions written	Swaptions purchased	Total
Equity contracts	$2,494	$—	$—	$—	$—	$—	$—	$2,494
Interest rate contracts	(1,955)	—	57	(154)	51	107	(549)	(2,443)
Foreign exchange contracts	—	(449)	—	—	—	—	—	(449)

Total	$539	$(449)	$57	$(154)	$51	$107	$(549)	$(398)

Derivatives Volume

The table below discloses the volume of the Funds’ options, futures contracts, forward foreign currency exchange contracts and swaps activity during the period ended June 30, 2025 (amounts in thousands, except number of contracts). Please refer to the tables in the Summary of Derivative Information for derivative-related gains and losses associated with volume activity (amounts in thousands).

	Six Circles Ultra Short Duration Fund		Six Circles Tax Aware Ultra Short Duration Fund		Six Circles U.S. Unconstrained Equity Fund	Six Circles International Unconstrained Equity Fund		Six Circles Global Bond Fund		Six Circles Credit Opportunities Fund	Six Circles Multi-Strategy Fund
Futures Contracts:
Average Notional Amount Long	$178,786		$219,301		$64,421	$134,588		$124,894		$609,609	$804,326
Average Notional Amount Short	146,287		36,988		—	—		306,642		35,965	559,331
Forward Foreign Currency Exchange:
Average Principal Amount Purchased	10,148		10,406		—	17,407	(a)	5,717,128		727,236	5,701
Average Principal Amount Sold	84,735		31,650		—	26,087	(a)	16,174,777		2,825,805	16,190
Credit Default Swaps:
Average Notional Amount — Buy Protection	—		—		—	—		5,223	(b)	55,881	—
Average Notional Amount — Sell Protection	650	(c)	1,200	(c)	—	—		—		378,501	—
Interest Rate Swaps:
Average Notional Amount	61,708		77,864		—	—		392,518		352,505	8,700
Total Return Swaps:
Average Notional Amount	—		—		—	—		—		—	2,804
Over the Counter Options:
Average Number of Contracts Written	—		—		—	—		30,550	(c)	—	10,214
Average Number of Contracts Purchased	—		—		—	—		25,917		—	33,783
Over the Counter Swaptions:
Average Number of Contracts Written	—		—		—	—		34,567		—	29,100
Average Number of Contracts Purchased	—		—		—	—		158,700		—	128,650

(a)	Positions were open for 1 month during the period.
(b)	Positions were open for 3 months during the period.
(c)	Positions were open for 5 months during the period.

JUNE 30, 2025	SIX CIRCLES TRUST	371

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

G. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within the Change in net unrealized appreciation/depreciation on investments on the Statements of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency. Currency gains or losses may be realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

H. Short Sales — The Funds may engage in short sales as part of their normal investment activities. In a short sale, the Funds sell securities they do not own in anticipation of a decline in the market value of those securities. In order to deliver securities to the purchaser, the Funds borrow securities from a broker. To close out a short position, the Funds deliver the same securities to the broker.

The Funds are required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash collateral deposited with the custodian is recorded as Restricted cash on the Statements of Assets and Liabilities. Securities segregated as collateral are denoted on the SOIs. The Funds may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities (calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on availability of the security); and (iii) a financing charge for the difference between the market value of the short position and cash collateral deposited with the broker. The net income or fee is reported as Interest income or Interest expense, respectively, on securities sold short on the Statements of Operations. The Funds are obligated to pay the broker dividends declared on short positions when a position is open on the record date. Dividends on short positions are reported on ex-dividend date on the Statements of Operations as Dividend expense on securities sold short.

Liabilities for securities sold short are reported at market value on the Statements of Assets and Liabilities and the change in market value is recorded as Change in net unrealized appreciation (depreciation) on the Statements of Operations. Short sale transactions may result in unlimited losses as the security’s price increases and the short position loses value. There is no upward limit on the price a borrowed security could attain. The Funds are also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms. The Funds will record a realized loss if the price of the borrowed security increases between the date of the short sale and the date on which the Funds replace the borrowed security. The Funds will record a realized gain if the price of the borrowed security declines between those dates.

I. Security Transactions, Investment Income and Expense Allocation — Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on an identified cost basis for financial reporting and federal income tax purposes. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend. Non-cash dividends, if any, are recorded on the ex-dividend date or corporate action date at fair value. Six Circles Credit Opportunities Fund may receive income from investments in loan assignments and/or unfunded commitments, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest income on the Statements of Operations.

Distributions received from certain investments held by the Funds may be comprised of dividends, realized gains and returns of capital. The Funds originally estimate the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of information from the issuer.

The Funds are charged for those expenses of the Trust that are directly attributable to each Fund. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

J. Repurchase Agreements — The Funds may invest in repurchase agreements, which are short term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral securities, the market value of which, at all times, shall equal at least 100% of the principal amount of the repurchase transaction. The repurchase agreements further authorize the Funds to demand additional collateral in the event that the dollar value of the collateral falls below 100%. The Funds will make payments for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian.

Repurchase Agreements outstanding at period end, if any, are listed after each Fund’s SOI.

The Funds’ repurchase agreements are not subject to master netting arrangements.

372	SIX CIRCLES TRUST	JUNE 30, 2025

K. Reverse Repurchase Agreements — In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

Reverse repurchase agreements outstanding at period end, if any, are listed after each Fund’s SOI.

The Six Circles Global Bond Fund and Six Circles The Multi-Strategy Fund had an average amount of borrowings outstanding during the period ended June 30, 2025 of $115,302,629 at a weighted average interest rate of 4.460% and $6,105,444 at a weighted average interest rate of 4.451%, accordingly.

L. Segment Reporting — During the reporting period, the Funds adopted the FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The adoption of this new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. The Chief Operating Decision Maker (CODM) is identified as the Fund management team, which comprises the Chief Investment Officer team, the named portfolio managers of the Adviser, and the officers of the Trust, including the Principal Executive Officer and the Principal Financial Officer. Each Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The CODM utilizes performance indicators such as profit, loss, income, expenses, and performance returns. These operating measures are reflected in the financial reporting, including, but not limited to, the Statement of Assets and Liabilities, the Statement of Operations, and the Financial Highlights. These reports are among the many inputs used by the CODM to assess performance and make strategic decisions.

M. Federal Income Tax — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of Subchapter M of the Code applicable to regulated investment companies. Each Fund intends to distribute to shareholders, substantially all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary.

The Funds follow the provisions of FASB Codification Section 740 (“ASC Section 740”) “Accounting for Uncertainty in Income Taxes” which clarifies the accounting for uncertainty in tax positions taken or expected to be taken on a tax return. ASC Section 740 sets forth a threshold for financial statement recognition, measurement and disclosure of tax positions taken or expected to be taken on a tax return. The Funds are required to recognize the tax effects of certain tax positions under a “more likely than not” standard, that based on their technical merits, have more than 50 percent likelihood of being sustained upon examination. Management has analyzed the tax positions taken on the Funds’ federal income tax returns for all open years, and has concluded that no provision for federal income tax is required in the Funds’ financial statements. At June 30, 2025 the Funds did not have any uncertain tax benefits that require recognition, de-recognition or disclosure. The Funds’ federal, state and local income and federal excise tax returns for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

N. Foreign Tax — The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests. When capital gain tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

O. Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized capital gains are generally declared and paid according to the following schedule:

Fund Name	Net Investment Income	Net Realized Capital Gains
Six Circles Ultra Short Duration Fund	Monthly	Annual
Six Circles Tax Aware Ultra Short Duration Fund	Monthly	Annual
Six Circles U.S. Unconstrained Equity Fund	Annual	Annual
Six Circles International Unconstrained Equity Fund	Annual	Annual
Six Circles Global Bond Fund	Monthly	Annual
Six Circles Tax Aware Bond Fund	Monthly	Annual
Six Circles Credit Opportunities Fund	Monthly	Annual
Six Circles Multi-Strategy Fund	Monthly	Annual

Income and capital gain distributions will be determined in accordance with federal income tax regulations which may differ from GAAP. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character.

JUNE 30, 2025	SIX CIRCLES TRUST	373

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gain (loss) reported on the Fund financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statement of Changes in Net Assets and have been recorded to paid-in capital.

P. Sale-buyback Transactions — A sale-buyback financing transaction consists of a sale of a security by a Fund to a counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected in the payable for investments purchased on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Sub-adviser or will otherwise cover its obligations under sale-buyback transactions. Sale-buyback transactions are governed by Master Securities Forward Transaction Agreements (“Master Forward Agreements”), which are agreements between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of sale-buyback transactions as of period end, if any, is disclosed in a Fund’s Schedule of Investments.

For the period ended June 30, 2025, there were no sale-buyback transactions.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fees — The Adviser serves as the Funds’ investment adviser pursuant to an investment advisory agreement (the “Investment Advisory Agreement”). Under the terms of the Investment Advisory Agreement, the Adviser generally manages the Funds’ investments in accordance with the stated policies of each Fund, subject to the supervision of the Board. For the services provided to the Funds, the Adviser is entitled to a fee, accrued daily and paid monthly, at the annual rate of 0.25% of the average daily net assets of each Fund except the Six Circles Credit Opportunities Fund and the Six Circles Multi-Strategy Fund. The fee for the Six Circles Credit Opportunities Fund is 0.75% of the average daily net assets and 1.25% of the average daily net assets for the Multi-Strategy Fund.

The Adviser selects and oversees professional money managers (the “Sub-Advisers”) who are responsible for investing the assets of the Funds under sub-advisory agreements (the “Sub-Advisory Agreements”). Pursuant to each respective Sub-Advisory Agreement, the Adviser agrees to pay each Sub-Adviser a sub-advisory fee from its investment advisory fees. BlackRock Investment Management, LLC (“BlackRock”), Royal Bank of Canada Global Asset Management (UK) (“RBC GAM (UK)”), Insight North America LLC (“Insight”), Capital International, Inc. (“Capital Group”), Goldman Sachs Asset Management, L.P. (“Goldman”), Muzinich & Co. (“Muzinich”), Nuveen Asset Management, LLC (“Nuveen”) , Pacific Investment Management Company LLC (“PIMCO”), PGIM, Inc. (“PGIM”), Allspring Global Investments, LLC (“Allspring”), Lord Abbett & Co. LLC (“Lord Abbett”) AHL Partners LLP (“AHL”), T. Rowe Price Associates Inc. (“T. Rowe Price”) and Dynamic Beta Investments LLC (“DBi”) currently serve as the Sub-Advisers to the Funds. The Sub-Advisers are paid a management fee by the Adviser pursuant to their individually negotiated Sub-Advisory Agreements.

On October 5, 2018, the Adviser entered into an agreement to allow Russell Investments Implementation Services, LLC (“Russell”) to provide stand-by interim sub-advisory services, as well as transition management services, for each Fund, to be utilized as needed in certain transitional circumstances involving a Fund Sub-Adviser. Russell is paid a minimum per fund annual flat fee and/or a monthly fee equal to a percentage of daily net assets to the extent assets are allocated to Russell as interim Sub-Adviser. During the reporting period, the Funds have not allocated assets to Russell.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3F and reflected on the Statement of Operations.

B. Administration and Accounting Fees — Pursuant to an Administrative Agency Agreement, Brown Brothers Harriman & Co. (the “Administrator”) provides certain administration and fund accounting services to the Funds.

C. Distribution Fees — Pursuant to a Distribution Agreement, Foreside Fund Services, LLC (the “Distributor”), will serve as the Funds’ principal underwriter and acts as the agent of the Funds in connection with the continuous offering of shares of each Fund. The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Funds. The Distributor does not receive compensation from the Funds, but instead is compensated by the Adviser for certain distribution-related expenses.

D. Custodian — Pursuant to a Custodian Agreement, Brown Brothers Harriman & Co. serves as the custodian (the “Custodian”) for each of the Funds and is responsible for holding portfolio securities and cash and maintaining the books of account and records of portfolio transactions.

E. Transfer Agent — Pursuant to a Transfer Agency and Service Agreement, DST Asset Manager Solutions, Inc. (the “Transfer Agent”) serves as each Fund’s transfer and dividend disbursing agent. The Transfer Agent is responsible for maintaining account records, detailing the ownership of Fund shares and for crediting income, capital gains and other changes in share ownership to shareholder accounts.

374	SIX CIRCLES TRUST	JUNE 30, 2025

F. Waivers and Reimbursements — The Adviser has contractually agreed through at least April 30, 2026, to waive any management fees that exceed the aggregate management fees the Adviser is contractually required to pay each Fund’s Sub-Advisers. Thereafter, this waiver will continue for subsequent one year terms unless terminated in accordance with its terms. Such waivers are not subject to reimbursement by the Funds. The Adviser has also contractually agreed through at least April 30, 2026 to reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, if any, dividend and interest expenses related to short sales, brokerage fees, interest on borrowings, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed the following percentages of the average daily net assets of each Fund (the “Expense Cap”):

Fund Name	Expense Cap
Six Circles Ultra Short Duration Fund	0.40%
Six Circles Tax Aware Ultra Short Duration Fund	0.40%
Six Circles U.S. Unconstrained Equity Fund	0.45%
Six Circles International Unconstrained Equity Fund	0.50%
Six Circles Global Bond Fund	0.40%
Six Circles Tax Aware Bond Fund	0.40%
Six Circles Credit Opportunities Fund	0.95%
Six Circles Multi-Strategy Fund	1.45%

An expense reimbursement by a Fund’s Adviser is subject to repayment by the Fund only to the extent it can be made within thirty-six months following the date of such reimbursement by the Adviser. Repayment must be limited to amounts that would not cause a Fund’s operating expenses (taking into account any reimbursements or waiver by the Adviser and repayments by the Fund) to exceed the Expense Cap in effect at the time of the reimbursement by the Adviser or at the time of repayment by the Fund. This expense reimbursement is in effect through April 30, 2026, at which time the Adviser and/or its affiliates will determine whether to renew or revise it.

For the period ended June 30, 2025, there were no amounts reimbursed by the Adviser, nor were there amounts available for potential future recoupment by the Adviser.

G. Cross Trades — The Funds may participate in purchase and sale transactions with other Six Circles Funds. These cross trades are executed in accordance with procedures adopted by the Trust’s Board and comply with Rule 17a-7 of the 1940 Act, which require, among other things, that such cross trades be effected at the independent current market price of the security. During the period ended June 30, 2025 the aggregate value of purchases and sale cross trades with other Six Circles Funds were as follows (amounts in thousands):

Fund Name	Purchases	Sales	Realized gain/loss
Six Circles U.S. Unconstrained Equity Fund	$383	$89	$3
Six Circles International Unconstrained Equity Fund	10	3,724	(325)

4. Investment Transactions

During the period ended June 30, 2025 purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Six Circles Ultra Short Duration Fund	$175,328	$101,498	$79,560	$118,328
Six Circles Tax Aware Ultra Short Duration Fund	321,183	151,510	44,495	45,906
Six Circles U.S. Unconstrained Equity Fund	9,684,631	8,604,722	—	—
Six Circles International Unconstrained Equity Fund	2,721,310	3,487,349	—	—
Six Circles Global Bond Fund	3,720,685	4,348,005	9,028,631	8,345,816
Six Circles Tax Aware Bond Fund	2,919,236	1,037,353	—	22
Six Circles Credit Opportunities Fund	2,601,161	2,257,568	73,338	88,248
Six Circles Multi-Strategy Fund	228,441	74,256	2,672,609	2,595,309

5. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Since Six Circles U.S. Unconstrained Equity Fund, Six Circles International Unconstrained Equity Fund, Six Circles Global Bond Fund, and Six Circles Multi-Strategy Fund are non-diversified, they may invest a greater percentage of their assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in Funds’ shares being more sensitive to economic results among those issuing the securities.

JUNE 30, 2025	SIX CIRCLES TRUST	375

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

The Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles International Unconstrained Equity Fund, Six Circles Global Bond Fund and Six Circles Credit Opportunities Fund invest in foreign issuers and foreign securities (including depositary receipts) which are subject to additional risks, including political and economic risks, unstable governments, civil conflicts and war, greater volatility, decreased market liquidity, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of a Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. In certain markets where securities and other instruments are not traded “delivery versus payment,” a Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit a Fund’s ability to buy and sell securities.

Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers. Additionally, investors may have substantial difficulties bringing legal actions to enforce or protect investors’ rights, which can increase the risks of loss.

Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable. In addition, a Fund is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular, in emerging markets countries.

The Six Circles International Unconstrained Equity Fund, Six Circles Global Bond Fund and Six Circles Credit Opportunities Fund invest a portion of their assets in the Asia Pacific region. The small size of securities markets and the low trading volume in some countries in the Asia Pacific Region may lead to a lack of liquidity. Also, some Asia Pacific economies and financial markets have been extremely volatile in recent years. Many of the countries in the region are developing, both politically and economically. They may have relatively unstable governments and economies based on only a few commodities or industries. The share prices of companies in the region tend to be volatile and there is a significant possibility of loss. Also, some companies in the region may have less established product markets or a small management group and they may be more vulnerable to political or economic conditions, like nationalization. In addition, some countries have restricted the flow of money in and out of the country.

Certain of the currencies in the Asia Pacific region have experienced extreme volatility relative to the U.S. dollar. For example, Thailand, Indonesia, the Philippines and South Korea have had currency crises and have sought help from the International Monetary Fund. Holding securities in currencies that are devalued (or in companies whose revenues are substantially in currencies that are devalued) will likely decrease the value of a Fund’s holdings.

The trading volume on some Asia Pacific region stock exchanges is much lower than in the United States, and Asia Pacific region securities of some companies are less liquid and more volatile than similar U.S. securities. In addition, brokerage commissions on regional stock exchanges are fixed and are generally higher than the negotiated commissions in the United States. The imposition of tariffs or other trade barriers, or a downturn in the economy of a significant trading partner could adversely impact Asia Pacific companies. If a Fund concentrates in the Asia Pacific region, such Fund’s performance may be more volatile than that of a fund that invests globally. If Asia Pacific securities fall out of favor, it may cause a fund that concentrates in the Asia Pacific region to underperform funds that do not concentrate in the Asia Pacific region.

The Six Circles International Unconstrained Equity Fund performance may be affected by political, social and economic conditions in Europe, such as growth of the economic output (the gross national product), the rate of inflation, the rate at which capital is reinvested into European economies, the success of governmental actions to reduce budget deficits, the resource self sufficiency of European countries and interest and monetary exchange rates between European countries. European financial markets may experience volatility due to concerns about high government debt levels, credit rating downgrades, rising unemployment, the future of the euro as a common currency, possible restructuring of government debt and other government measures responding to those concerns, and fiscal and monetary controls imposed on member countries of the European Union.

The Six Circles International Unconstrained Equity Fund and Six Circles Credit Opportunities Fund may have investments in Mainland China, Hong Kong and Taiwan that are subject to significant legal, regulatory, monetary and economic risks, as well as the potential for regional and global conflicts, including actions that are contrary to the interests of the U.S.

As of June 30, 2025, the Six Circles International Unconstrained Equity Fund had non-U.S. country allocations representing greater than 10% of Net Assets allocated as follows:

France	Germany	Switzerland	United Kingdom
12.6%	17.3%	14.3%	20.2%

376	SIX CIRCLES TRUST	JUNE 30, 2025

As of June 30, 2025, the Six Circles Global Bond Fund had non-U.S. country allocations representing greater than 10% of Net Assets allocated as follows:

China	Japan
13.8%	11.5%

As of June 30, 2025 a significant portion of the Six Circles International Unconstrained Equity and Six Circles Global Bond Funds’ net assets consisted of securities that were denominated in foreign currencies. Changes in foreign currency exchange rates will affect the value of a Fund’s securities and the price of a Fund’s shares. Generally, when the value of the U.S. dollar rises relative to a foreign currency, an investment impacted by that currency loses value because that currency is worth less in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Overnight bank deposits of foreign currency can result in negative interest rates based on monetary policies in that respective country. Currency markets generally are not as regulated as securities markets, may be riskier than other types of investments and may increase the volatility of a Fund. Although a Fund may attempt to hedge its currency exposure into the U.S. dollar, it may not be successful in reducing the effects of currency fluctuations. A Fund may also hedge from one foreign currency to another. In addition, a Fund’s use of currency hedging may not be successful, including due to delays in placing trades and other operational limitations, and the use of such strategies may lower a Fund’s potential returns.

The Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles Global Bond Fund, Six Circles Tax Aware Bond Fund, Six Circles Credit Opportunities Fund and Six Circles Multi-Strategy Fund are subject to risks associated with mortgage-related and asset backed securities, including certain municipal housing authority obligations, collateralized loan obligations and collateralized debt obligations, are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market or other assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to prepayment and call risk. In periods of declining interest rates, the Funds may be subject to contraction risk which is the risk that borrowers will increase the rate at which they prepay the maturity value of mortgages and other obligations. When mortgages and other obligations are prepaid and when securities are called, the Funds may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of either rising or declining interest rates, the Funds may be subject to extension risk which is the risk that the expected maturity of an obligation will lengthen in duration due to a decrease in prepayments. As a result, in certain interest rate environments, the Funds may exhibit additional volatility. Mortgage-related and other asset backed securities may be issued by private issuers or issued, or guaranteed, by government or government-sponsored entities. The mortgage loans underlying privately issued mortgage-related securities may not be subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have government or government-sponsored entity guarantees. There is no government or government-sponsored entity guarantee for such privately issued investments and thus a Fund faces an increased risk of loss with respect to such privately issued investments.

The Funds may be subject to the risks associated with investments in derivatives, including futures, options, swaps and forward contracts, which may be riskier than other types of investments and may increase the volatility of a Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed a Fund’s original investment. The Funds may be more volatile than if a Fund had not been leveraged because the leverage tends to exaggerate any effect on the value of a Fund’s portfolio securities. Certain derivatives expose a Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, a Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so a Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose a Fund to risks of mispricing or improper valuation. Derivatives also can expose a Fund to derivative liquidity risk, which includes the risks involving the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties, legal risk, which includes the risk of loss resulting from insufficient or unenforceable contractual documentation, insufficient capacity or authority of a Fund’s counterparty and operational risk, which includes documentation or settlement issues, system failures, inadequate controls and human error. Derivatives also subject a Fund to liquidity risk because the liquidity of derivatives is often based on the liquidity of the underlying instruments. In addition, the possible lack of a liquid secondary market for derivatives and the resulting inability of a Fund to sell or otherwise close a derivatives position could expose a Fund to losses and could make derivatives more difficult for a Fund to value accurately.

The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds such as swap and option contracts and forward foreign currency exchange contracts.

The Funds may be subject to the risks associated with investments in instruments including junk bonds, loans and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments are considered to be speculative and are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties and potential illiquidity. Such investments may be subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, extended settlement periods, liquidity risks, prepayment risks, potentially less protection under the federal securities laws and lack of publicly available information. A Fund will not have direct recourse against the borrower when a Fund invests in a loan participation. High yield securities and loans that are deemed to be liquid at the time of purchase may become illiquid.

JUNE 30, 2025	SIX CIRCLES TRUST	377

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/ or under unfavorable conditions, can increase the volatility of a Fund’s NAV per share. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs, and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability and infectious disease epidemics or pandemics. The effects that any future pandemic or other global event can have upon public health and business and market conditions may have a significant negative impact on the performance of a Fund’s investments, increase a Fund’s volatility, negatively impact a Fund’s arbitrage and pricing mechanisms, exacerbate preexisting political, social and economic risks to a Fund, and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self regulatory organizations have taken or may take actions in response to a pandemic or other global event that affect the instruments in which a Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on a Fund’s investment performance. The ultimate impact of any pandemic or other global event and the extent to which the associated conditions and governmental response impact a Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.

The Funds may also invest in shares of other investment companies and ETFs. ETFs are ownership interests in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks many of which are designed to track the price performance and dividend yield of a particular broad-based, sector or international index. ETFs include a wide range of investments. Shareholders bear both their proportionate share of a Fund’s expenses and similar expenses of the underlying investment company or ETF when a Fund invests in shares of another investment company or ETF. A Fund is subject to the risks associated with the ETF’s or investment company’s investments. ETFs, investment companies and other investment vehicles that invest in commodities or currencies are subject to the risks associated with direct investments in commodities or currencies. The price and movement of an ETF or closed-end fund designed to track an index may not track the index and may result in a loss. In addition, closed-end funds that trade on an exchange often trade at a price below their NAV (also known as a discount). Certain ETFs or closed-end funds traded on exchanges may be thinly-traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer.

The Six Circles U.S. Unconstrained Equity Fund may invest in companies in the healthcare sector which may be subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines and an increased emphasis on the delivery of healthcare through outpatient services. Companies in the healthcare sector are heavily dependent on obtaining and defending patents, which may be time consuming and costly, and the expiration of patents may also adversely affect the profitability of these companies. Healthcare companies are also subject to extensive litigation based on product liability and similar claims. In addition, their products can become obsolete due to industry innovation, changes in technologies or other market developments. Many new products in the healthcare sector require significant research and development and may be subject to regulatory approvals, all of which may be time consuming and costly with no guarantee that any product will come to market. Several legislative proposals concerning healthcare have been considered by the U.S. Congress in recent years and it is unclear what proposals will ultimately be enacted, if any, and what effect they may have on companies in the healthcare sector.

The Six Circles U.S. Unconstrained Equity Fund may invest in technology companies which may face intense competition, both domestically and internationally, which may have an adverse effect on their profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

The Six Circles Ultra Short Duration Fund, Six Circles U.S. Unconstrained Equity Fund, Six Circles International Unconstrained Equity Fund, Six Circles Global Bond Fund and Six Circles Credit Opportunities Fund may invest in financial services companies that are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and

378	SIX CIRCLES TRUST	JUNE 30, 2025

interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Certain events in the financials sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Securities of financial services companies may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition. Adverse economic, business or political developments could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.

The Funds’ investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. A Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. A Fund may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to predict the pace at which central banks or monetary authorities may increase or decrease interest rates or the timing, frequency, or magnitude of such increases or decreases. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments. A Fund’s investments may be subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. If an issuer’s or a counterparty’s financial condition worsens, their credit quality may deteriorate. Prices of a Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of a Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.

The Six Circles Tax Aware Ultra Short Duration Fund and Six Circles Tax Aware Bond Fund are subject to municipal obligations risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease a Fund’s income or hurt the ability to preserve capital and liquidity. Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. For example, the current COVID-19 pandemic has significantly stressed the financial resources of many municipalities, which may impair their ability to meet their financial obligations and harm the value of a Fund’s investments. In addition, since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to a Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the bonds and thus the value of a Fund’s investments. In addition to being downgraded, an insolvent municipality may file for bankruptcy. The reorganization of a municipality’s debts may significantly affect the rights of creditors and the value of the securities issued by the municipality and the value of a Fund’s investments.

The Six Circles Credit Opportunities Fund and the Six Circles Multi-Strategy Fund are indirectly exposed to the risks associated with the subsidiaries’ investments. There can be no assurance that the investment objective of the Funds’ or the subsidiaries will be achieved. The subsidiaries are not registered under the 1940 Act, and are not subject to all the investor protections of the 1940 Act.

6. Income Taxes and Distributions to Shareholders

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. Temporary differences do not require reclassification. Temporary differences and permanent reclassifications have no effect on net assets. For the fiscal year ended December 31, 2024, the Funds made permanent book-to-tax reclassifications primarily related to investments partnerships, real estate investment trusts (“REITs”), taxable overdistributions, non-deductible offering costs, income and gains or losses derived from Cayman funds, investments in passive foreign investment companies (“PFICs”), investments in swap contracts, foreign currency contracts, callable bonds, debt to equity perpetual bond investments, defaulted bonds, and distribution reclasses.

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at June 30, 2025 were as follows (amounts in thousands):

	Aggregate Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Six Circles Ultra Short Duration Fund	$712,957	$7,008	$(4,134)	$2,874
Six Circles Tax Aware Ultra Short Duration Fund	952,115	4,509	(3,547)	962
Six Circles U.S. Unconstrained Equity Fund	19,183,884	9,306,920	(454,773)	8,852,147
Six Circles International Unconstrained Equity Fund	12,325,988	5,497,841	(777,002)	4,720,839
Six Circles Global Bond Fund	14,877,920	839,024	(748,059)	90,965
Six Circles Tax Aware Bond Fund	13,294,950	52,823	(440,235)	(387,412)
Six Circles Credit Opportunities Fund	8,240,161	479,170	(288,687)	190,483
Six Circles Multi-Strategy Fund	1,185,399	16,400	(8,196)	8,204

JUNE 30, 2025	SIX CIRCLES TRUST	379

As of December 31, 2024, the following Funds had the following post-enactment net capital loss carryforwards (amounts in thousands):

	Capital Loss Carryforward Character
	Short-Term	Long-Term
Six Circles Ultra Short Duration Fund	$3,418	$1,653
Six Circles Tax Aware Ultra Short Duration Fund	2,049	4,864
Six Circles International Unconstrained Equity Fund	251,709	670,388
Six Circles Global Bond Fund	395,422	83,280
Six Circles Tax Aware Bond Fund	50,002	100,997
Six Circles Credit Opportunities Fund	119,945	195,337

During the year ended December 31, 2024, the following Funds utilized capital loss carryforwards as follows (amounts in thousands):

	Capital Loss Utilized
	Short-Term	Long-Term
Six Circles Ultra Short Duration Fund	$1,318	$621
Six Circles Tax Aware Ultra Short Duration Fund	464	—
Six Circles International Unconstrained Equity Fund	88,504	—
Six Circles Tax Aware Bond Fund	2,947	—
Six Circles Credit Opportunities Fund	22,221	—

Specified ordinary losses incurred after October 31 within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended December 31, 2024, the Funds deferred to January 1, 2025 the following specified ordinary losses (amounts in thousands):

Specified Ordinary Loss
Six Circles Multi-Strategy Fund	$118

7. Ownership Concentration

As of June 30, 2025, the Funds each had one affiliated omnibus account for the benefit of its clients which owned approximately 99% of its outstanding shares.

8. New Accounting Pronouncement

In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The Funds evaluated the impact of this ASU and concluded that “contractual restrictions” are not considered when measuring the fair value of the securities; therefore, these amendments did not have any impact on the Funds’ financial statements.

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. Management is currently evaluating the implications of these changes on the financial statements.

9. Subsequent Events

The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events that require disclosure.

380	SIX CIRCLES TRUST	JUNE 30, 2025

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited)

ANNUAL APPROVAL OF THE CONTINUATION OF THE ADVISORY, SUB-ADVISORY AND SUB-SUB-ADVISORY AGREEMENTS

Materials Requested Prior to the Meeting. Prior to the Meeting, Ropes & Gray LLP (“Ropes & Gray” or “Independent Legal Counsel”), counsel to the Independent Trustees, had prepared letters on behalf of the Independent Trustees requesting information from J.P. Morgan Private Investments Inc. (“JPMPI” or the “Adviser”) and each Sub-Adviser and Sub-Sub-Adviser (each as defined below) in connection with the proposed continuance for an additional one-year term of (i) the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and JPMPI for the Six Circles U.S. Unconstrained Equity Fund (the “U.S. Equity Fund”), the Six Circles International Unconstrained Equity Fund (the “International Equity Fund”), the Six Circles Tax Aware Ultra Short Duration Fund (the “Tax Aware Fund”), the Six Circles Ultra Short Duration Fund (the “Ultra Short Fund”), the Six Circles Managed Equity Portfolio U.S. Unconstrained Fund (the “MEP U.S. Fund”), the Six Circles Managed Equity Portfolio International Unconstrained Fund (the “MEP International Fund”), the Six Circles Global Bond Fund (the “Global Bond Fund”), the Six Circles Tax Aware Bond Fund (the “Tax Aware Bond Fund”), the Six Circles Credit Opportunities Fund (the “Credit Opportunities Fund”) and the Six Circles Multi-Strategy Fund (the “Multi-Strategy Fund”) (collectively the “Funds”), (ii) the Sub-Advisory Agreements in respect of the Funds between JPMPI and each of AHL Partners LLP (“AHL”), Allspring Global Investments, LLC (“Allspring”), BlackRock Investment Management, LLC (“BlackRock”), Capital International Inc. (“Capital”), Dynamic Beta Investments LLC (“DBI”), Goldman Sachs Asset Management, L.P. (“GSAM”), Insight North America LLC (“Insight”), Lord, Abbett & Co. LLC (“Lord Abbett”), Muzinich & Co., Inc. (“Muzinich”), Nuveen Asset Management, LLC (“Nuveen”), PGIM, Inc. (“PGIM”), Pacific Investment Management Company LLC (“PIMCO”), RBC Global Asset Management (UK) Limited (“RBC GAM (UK)”), Russell Investments Implementation Services LLC (“RIIS”) (in the case of RIIS, as a stand-by, interim Sub-Adviser) and T. Rowe Price Associates, Inc. (“TRowePrice”) (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) and (iii) the Sub-Sub-Advisory Agreements between BlackRock and BlackRock International Limited (“BIL”), Blackrock and BlackRock (Singapore) Limited (“BSL”), PGIM and PGIM Limited (“PGIML”) and RBC GAM(UK) and RBC Global Asset Management (US) Inc. (“RBC GAM(US)”) (each of BIL, BSL, PGIML and RBC GAM(US), a “Sub-Sub-Adviser” and collectively, the “Sub-Sub-Advisers; each Sub-Adviser and its affiliated Sub-Sub-Adviser(s), as applicable, are sometimes collectively referred to herein as a single Sub-Adviser) (each of the Advisory Agreement, the Sub-Advisory Agreements and the Sub-Sub-Advisory Agreements, an “Agreement” and, collectively, the “Agreements”).

The requests were designed to address the requirement under Section 15(c) of the 1940 Act that the Trustees request and evaluate, and that the Adviser and each Sub-Adviser furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements. JPMPI and each Sub-Adviser (on behalf of itself and its affiliated Sub-Sub-Advisers, as applicable) responded to the information requests and provided memoranda and related materials and exhibits for consideration by the Trustees, which were provided to the Trustees in advance of the Meeting and included in the Meeting Materials (together, the “15(c) Materials”).

Set forth below is a summary of the material factors evaluated by the Trustees that formed the basis for the Board’s approval of the continuation of the Agreements. The Trustees’ conclusions as to the approval of the continuation of the Agreements were based on a comprehensive consideration of all information provided to the Trustees. In deciding whether to approve the continuation of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors.

Materials Reviewed. In considering the approval of the continuation of the Agreements, the Trustees reviewed the 15(c) Materials and related exhibits and other information which included, among other items, (i) the terms of the Agreements, (ii) comparative fee and expense information and comparative performance information of comparable 1940 Act funds developed by Broadridge Financial Solutions/Lipper (“Broadridge”) and of any comparable funds or accounts managed by the Adviser or a Sub-Adviser, (iii) performance of the Funds compared to applicable benchmarks/indices, (iv) fee schedules and composite performance information with respect to the J.P. Morgan managed accounts and related strategies that invest in the Funds, (v) descriptions of various services and functions performed by the Adviser for the Funds, such as portfolio management, compliance monitoring, risk management, valuation and administrative, accounting, legal and other services, and descriptions of the portfolio management services provided by each Sub-Adviser to the Funds, (vi) the estimated costs to the Adviser of providing such services, (vii) information regarding the Adviser’s and each Sub-Adviser’s compliance policies and procedures applicable to the Funds, (viii) balance sheet and/or other financial information regarding the Adviser and each Sub-Adviser, (ix) information regarding the Adviser’s corporate organizational structure and biographical information of key personnel of the Adviser and its affiliates who provide services to the Funds and similar information for each Sub-Adviser, (x) information regarding estimated profitability to the Adviser from its relationship with the Funds, (xi) information regarding potential economies of scale, and

JUNE 30, 2025	SIX CIRCLES TRUST	381

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

(xii) information regarding potential ancillary or “fall out” benefits to the Adviser and its affiliates or a Sub-Adviser and its affiliates from their relationships with the Funds. The Trustees also reviewed a memorandum prepared by Independent Legal Counsel regarding the responsibilities of the Trustees in considering the approval of the continuation of the Agreements under applicable law.

Review Process. Following the Independent Trustees’ receipt and review of the 15(c) Materials, they held an initial meeting via video conference on May 20, 2025, during which representatives from the Adviser (sometimes referred to herein as “management”) presented to the Trustees regarding the 15(c) Materials and the related proposed continuance of the Agreements, as well the Funds’ administration- and distribution-related contracts, and responded to various questions from the Independent Trustees. The Independent Trustees held a subsequent video meeting on May 24, 2025 with Independent Legal Counsel to consider the 15(c) Materials and management’s presentations and related deliberations during the initial meeting with management held on May 20. The Independent Trustees formulated a number of questions and requests for follow-up information from management, which Independent Legal Counsel subsequently communicated to the Adviser in writing. The Adviser responded to each of the various follow-up questions and requests either in writing or orally at the Meeting. The Independent Trustees and Independent Legal Counsel held additional executive sessions in connection with the Meeting, one of which included the interested Chair of the Board and other representatives of the Adviser. The Trustees also received written and oral presentations during the Board’s regular meetings throughout the year on matters related to the Agreements. As indicated, at several points during the review process, Independent Trustees discussed the proposed continuation of the Agreements during executive sessions held with Independent Legal Counsel at which no representatives of management were present.

Nature, Extent and Quality of Services. The Trustees considered the depth and quality of the investment management processes of JPMPI and the Sub-Advisers and Sub-Sub-Advisers, including the experience and capabilities of each entity’s senior management, investment and other personnel, and the overall financial strength and stability of the organizations. The Trustees also considered the nature, extent and quality of the various services JPMPI provides under the Advisory Agreement, including with respect to its selection, evaluation and oversight of each Sub-Adviser and Sub-Sub-Adviser, as well as the administrative and other services JPMPI provides to the Funds, including oversight of the Fund’s administrator and other service providers. In this regard, the Trustees noted JPMPI’s continuing investments in technology and other resources to support its investment management, compliance, accounting, risk management and other services on behalf of the Funds, as well as JPMPI’s continuing efforts to attract and retain qualified personnel to provide services to the Funds and maintain and enhance its related resources and systems. The Trustees also considered JPMPI’s policies, procedures and systems designed to promote the Funds’ compliance with applicable laws and regulations and to conduct effective oversight of each Sub-Adviser, Sub-Sub-Adviser and other Fund service providers, and its processes and communications to keep the Trustees informed about matters relevant to the Funds and their shareholders.

The Trustees also considered the sub-advisory services provided by each Sub-Adviser and Sub-Sub-Adviser to the Funds under the applicable Agreements, including information about the investment personnel of each entity who are responsible for providing services under the applicable Sub-Advisory Agreement or Sub-Sub-Advisory Agreement. The Trustees reviewed the nature and quality of the investment management, research, trading, risk management, compliance and other capabilities of each Sub-Adviser and Sub-Sub-Adviser and the experience and capabilities of the entity’s portfolio management and other personnel who provide services to the Funds. Among other information, the Trustees also took into account certifications received from JPMPI and each Sub-Adviser confirming the adequacy of its compliance program and code of ethics.

Among other information, the Trustees noted that, to date, RIIS had not been called upon to act as an interim Sub-Adviser to any Fund under its Sub- Advisory Agreement (the “RIIS Interim Sub-Advisory Agreement”). In considering the proposed continuance of the RIIS Interim Sub-Advisory Agreement, the Trustees noted that, in September 2024, the Board approved an amendment to the RIIS Interim Sub-Advisory Agreement pursuant to which RIIS is paid a minimum annual flat fee per Fund for agreeing to maintain capacity to potentially serve as an interim Sub-Adviser. It was further noted that to the extent a Fund pays RIIS fees for actual portfolio or transition management services provided by RIIS to a Fund during a year in excess of the minimum fee, the minimum fee would not be billed for that Fund for that year. Prior to this amendment, RIIS was paid a sub-advisory fee with respect to a Fund only if it actually served as an interim Sub-Adviser to the Fund. The Trustees also considered that the arrangement with RIIS was beneficial to the Funds as RIIS has the ability to cover both fixed income and equity strategies and the capacity to handle a large volume of assets in the event there was a disruption in services from sub-advisers such as BlackRock managing a large portion of assets.

Investment Performance. As part of their review of the services provided by JPMPI and each Sub-Adviser, the Trustees reviewed the performance of each of the Funds, including in reference to a Broadridge report which contained, among other information, comparisons of each Fund’s total return invest-

382	SIX CIRCLES TRUST	JUNE 30, 2025

ment performance for 1-, 3- and 5-year (as applicable) and since inception periods ended December 31, 2024 to a performance group and performance universe of peer funds selected by Broadridge and to the Fund’s benchmark index. In reviewing the comparative information, the Trustees took into account JPMPI’s explanation that the peer funds selected by Broadridge, and the applicable benchmarks, do not provide particularly apt comparisons, given each Fund’s intended role as a completion portfolio for the broader J.P. Morgan managed account portfolios and the bespoke and highly tailored structures of the Funds’ portfolios. The Trustees considered JPMPI’s view that since the role of the Funds is to enhance the relative performance of the total managed account portfolios in which they are held, the Trustees should also take into account and evaluate the performance of the Funds in the context of the broader portfolios they are intended to complete and on the basis of whether the Funds serve their intended purposes. In this regard, the Board received representations from JPMPI’s Chief Investment Officer (“CIO”) team regarding the utility of the Funds in serving their intended purposes, including how they have served to enhance access to investment ideas and have increased portfolio efficiency for the managed account strategies that invest in the Funds.

The Trustees also considered information provided with the 15(c) Materials and throughout the year by JPMPI with respect to its diligence, selection process and monitoring of the performance of the Funds’ Sub-Advisers and Sub-Sub-Advisers on behalf of the applicable Funds. In this regard, the Trustees received and took into account supplemental information regarding the performance of individual sleeves of the Funds’ portfolios managed by a Sub-Adviser or Sub-Sub-Adviser in comparison to performance benchmark(s), which included customized benchmarks in certain cases. In addition, the Trustees received and reviewed composite performance information for J.P. Morgan managed account portfolios that invest in the Funds, along with related performance attribution information. The Trustees also considered the results of reviews of the performance of the Sub-Advisers and Sub-Sub-Advisers by the J.P. Morgan Investment Performance Governance Committee (“IPGC”), a separate committee within JPMorgan responsible for providing ongoing oversight of third-party investment strategies, and related reports provided by IPGC to the Board throughout the year. The Trustees took into account indications from IPGC that it has been satisfied with the performance of each Sub-Adviser, and that the Funds have to date served and continue to serve their intended purposes as completion portfolios for JPMorgan separate account strategies.

Fees and Total Expenses. In considering the fees and expenses of each Fund, the Trustees took into account a number of factors, including the type and complexity of the services provided to the Funds under the Agreements, the estimated cost of providing such services, the risks assumed by JPMPI in serving as investment adviser to the Funds and providing such services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential returns to investors in the Funds. The Trustees noted that the advisory fee rate payable to JPMPI under the Advisory Agreement is the same for all Funds, with the exception of the Credit Opportunities Fund and the Multi-Strategy Fund, each of which has a higher advisory fee rate to account for the higher cost sub-advisers and strategies within the Fund. They also took into account JPMPI’s explanation that each Fund receives substantially similar investment management services from JPMPI, including asset allocation, investment oversight and other management services. In addition, the Trustees took into account that the Adviser had contractually agreed to (i) reimburse expenses for the Funds to the extent the total expense ratio for each Fund exceeds a certain specified limit and (ii) waive any advisory fees that exceed the aggregate sub-advisory fees JPMPI is contractually required to pay to the Sub-Advisers, and that JPMPI was proposing to continue those arrangements for an additional year. In this regard, the Trustees took into account that, all other things being equal, the amendment to the RIIS Interim Sub-Advisory Agreement adopted in September 2024 results in JPMPI paying higher amounts of sub-advisory fees, and therefore waiving correspondingly lesser amounts of its advisory fees, for each Fund than it did prior to the amendment. The Trustees also took into account that the per Fund annual minimum fee paid is relatively small in comparison to each Fund’s total expenses and would be credited to offset any fees paid by a Fund to RIIS for actual portfolio or transition management services provided by RIIS to the Fund during a calendar year.

The Trustees reviewed the advisory fees and total expenses of each Fund (each as a percentage of average net assets) in comparison to the average and median fees and expenses of peer funds within two peer expense groups and an expense universe identified by Broadridge. They noted that two expense groups were identified by Broadridge for each Fund, one of which included institutional 1940 Act funds, and the other only pure index exchange-traded funds (“ETFs”) in light of the Funds’ index-based strategies, and that the expense universe identified by Broadridge included a broader group of institutional 1940 Act funds. The Trustees took into account that each Fund was in the 1st quintile (i.e., having among the lowest fees/expenses) for actual management fees and total expenses in comparison to the Broadridge expense group and expense universe for institutional 1940 Act funds as well as the expense group including only ETFs, with the exception of (i) the Ultra Short Fund, which was in the 2nd quintile in the expense group for institutional 1940 Act funds and in the 3rd and 4th quintiles for actual management fees and total expenses, respectively, in the expense group including only ETFs, (ii) the Tax Aware Bond Fund, which was in the 2nd quintile for both actual management fees and total expenses in the expense group including only

JUNE 30, 2025	SIX CIRCLES TRUST	383

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

ETFs and (iii) the Multi-Strategy Fund, which ranked second among only one other fund for total expenses in the expense group including only ETFs. The Trustees noted that all Funds were in the 1st quintile for contractual management fees in comparison to the Broadridge expense group and universe for institutional 1940 Act funds and the expense group including only ETFs, with the exception of the Credit Opportunities Fund, which was in the 5th quintile of both expense groups and the expense universe, and the Multi-Strategy Fund, which was in the 3rd quintile of the expense group for institutional 1940 Act funds and ranked second among only one other fund in the expense group including only ETFs. They took into account, however, that with respect to actual management fees, the Credit Opportunities Fund and the Multi-Strategy Fund were each in the 1st quintile of both the expense groups and the expense universe after taking into account the fee waivers observed for the Fund.

The Trustees also considered information regarding the sub-advisory fee rates paid to each Sub-Adviser under the Sub-Advisory Agreements and found them to be reasonable. In this regard, the Trustees took into account that the Adviser, and not the Funds, pays each Sub-Adviser for its services to the Funds out of the advisory fees that the Adviser receives from the Funds under the Advisory Agreement, and further that the Adviser does not retain any such advisory fees. The Trustees also considered that the fees paid to each Sub-Sub-Adviser are paid by the applicable Sub-Adviser out of the sub-advisory fees it receives from the Adviser.

The Trustees also reviewed the fee rates of funds or accounts, if any, managed by a Sub-Adviser with comparable investment objectives and strategies to those of a Fund or portfolio sleeve of a Fund sub-advised by the Sub-Adviser. In doing so, the Trustees took into account the Adviser’s views regarding the limitations of fee comparisons to other funds and separately managed accounts that are not registered under the 1940 Act and/or are not publicly offered, in light of the differences in the types and scope of services provided to the Funds compared to those provided to such other funds and accounts. Further, the Trustees took into account the differing levels of services provided and resulting limitations of fee comparisons with respect to other funds or accounts for which a Sub-Adviser serves as primary investment adviser, as opposed to fees charged where a Sub-Adviser serves only in a sub-advisory capacity, as in the case of the Funds. The Trustees also noted management’s representation that JPMPI does not manage any funds or accounts with comparable investment objectives and strategies as those of the Funds, and similar representations from applicable Sub-Advisers indicating that such Sub-Adviser does not manage any comparable funds or accounts with respect to a Fund or portfolio sleeve it sub-advises. Additionally, the Trustees noted the most-favored nation fee provisions agreed to in the applicable Sub-Advisory Agreements by AHL, Allspring,

BlackRock, Capital, DBI, GSAM, Insight, Lord Abbett, Muzinich, Nuveen, PGIM, PIMCO, RBC GAM (UK), RIIS and TRowePrice, which help ensure that sub-advisory fee rates charged by each such Sub-Adviser with respect to the Funds are no higher than the fees the Sub-Adviser charges to similar clients.

Adviser Costs, Level of Profits and Economies of Scale. The Trustees considered the estimated profits realized by the Adviser from the Advisory Agreement and in connection with the operation of the Funds based on profitability information included in the 15(c) Materials. Among other information, the Trustees considered the Funds’ operating expenses and estimated costs to the Adviser of providing services to the Funds. They also considered the impact of the expense limitation agreement and fee waiver agreement observed by JPMPI with respect to each Fund on the Adviser’s estimated profitability. The Trustees took into account that JPMPI’s estimates indicated that the Adviser has been unprofitable with respect to each of the Funds from inception through December 31, 2024. The Trustees also took into account that, although the Adviser has not realized direct profits with respect to the Funds, J.P. Morgan and its affiliates could be profitable with respect to the managed accounts that invest in the Funds and received related information and input from the Adviser in this regard.

The Trustees further noted that the advisory fee rates paid to the Adviser do not have break points, but due to the Funds’ fee waiver arrangements, the Adviser does not retain any portion of the advisory fees paid by the Funds and also observes expense limitation arrangements for each Fund, which may allow the Funds to benefit from economies of scale. The Trustees took into account that the Sub-Advisory Agreements with AHL, Allspring, BlackRock, GSAM, Insight, Lord Abbett, Muzinich, Nuveen, PGIM, PIMCO, RBC GAM (UK), RIIS and TRowePrice each include breakpoints to their sub-advisory fee rates at certain assets levels.

Ancillary Benefits. The Trustees also considered whether the Adviser and/or the Sub-Advisers or any of their affiliates may receive other ancillary or “fall out” benefits as a result of their relationships with the Funds. The Trustees considered that the Funds benefit the Adviser and its affiliates by enhancing the current discretionary product offering to J.P. Morgan Private Bank, J.P. Morgan Securities and Chase Wealth Management clients. The Trustees considered that the Funds serve to expand JPMPI’s CIO investment opportunities, expand their capacity to invest, and reduce unintended portfolio dispersion. The Trustees also considered that, apart from the Adviser, which does not retain any fees under the Advisory Agreement for managing the Funds, the Funds do not engage any JPMPI affiliates as Fund service providers. The Trustees noted that the Funds utilize unaffiliated/third-party service providers for administration, custody, audit and other services. In this regard, the Trustees took into account the Adviser’s representation that no JPMPI affiliate directly profits financially from the Funds them-

384	SIX CIRCLES TRUST	JUNE 30, 2025

selves. The Trustees considered that the Adviser and/or its affiliates do receive portfolio management fees (“PMFs”) outside of the Funds based on funds held in the Adviser’s discretionary client accounts, including with respect to assets attributable to shares of the Funds held in such accounts. The Trustees took into account, however, the Adviser’s representation that it or its affiliates would receive these PMFs independent of whether the discretionary accounts allocated investments to the Funds or allocated the same assets to a third-party fund or other investment.

The Trustees also took into account that none of the Sub-Advisers are affiliated with any of the Funds’ other service providers, and therefore do not benefit from those contractual relationships. The Trustees also considered portfolio trading practices of RIIS, noting the relatively low trading costs that RIIS expects to incur in completing portfolio transactions for the Funds, should the services be used. Additionally, the Trustees considered that RIIS may receive ancillary benefits of receiving fees from serving as transition manager to the Funds under the Implementation Services Agreement between the Adviser and RIIS. In this regard, the Trustees noted that those transition management fees are not contingent on RIIS serving as an interim Sub-Adviser for the Funds and would be for services that are distinct from any actual sub-advisory services RIIS provides or its agreement to standby to serve as interim sub-adviser, and further that RIIS has not to date actually served as an interim Sub-Adviser for any Fund. The Trustees also considered the proprietary nature of the Funds and whether any benefits result to the Adviser by placing assets of J.P. Morgan managed account clients into the Funds. In addition, the Trustees considered whether the Adviser or its affiliates benefit from the Funds’ portfolio trading practices, noting that while the Adviser is affiliated with broker-dealers, no broker-dealer affiliate ordinarily executes portfolio transactions on behalf of the Funds.

The Trustees also took into account that, although the Adviser does not retain any of the advisory fees it receives from the Funds and has to date been unprofitable with respect to its management of the Funds themselves, that the Adviser and its affiliates receive fees for managing the J.P. Morgan managed accounts that invest in the Funds. In this regard, the Trustees discussed with management possible approaches to estimating any imputed profitability to the Adviser or J.P. Morgan from their operation of the Funds taking into account the managed account fees they receive that are attributable to assets invested in the Funds and related expenses, and reviewed related information provided by the Adviser. In this regard, the Trustees took into account the Adviser’s representation that J.P. Morgan would continue to receive the same level of fees from its managed accounts whether the accounts invested in the Funds or in other funds and/or individual securities.

Conclusions. After reviewing and considering these and other factors described herein, the Trustees concluded, in their reasonable business judgment, within the context of their overall conclusions regarding the Agreements and based on information provided and related representations made by the Adviser and Sub-Advisers, that they were satisfied that the fees payable under the Agreements represent reasonable compensation in light of the nature, extent and quality of services provided by the Adviser or Sub-Adviser/Sub-Sub-Adviser, as applicable, and that based on the information provided and taking into account the various assumptions made, the estimated profitability of the Adviser (if any) did not appear to be excessive. Based on their evaluation of factors that they deemed to be material, including, but not limited to, those factors described above, the Trustees, including the Independent Trustees, unanimously concluded that the terms of the Agreements are fair and reasonable to each Fund, and approved the continuance of each Agreement for an additional one-year term.

JUNE 30, 2025	SIX CIRCLES TRUST	385

APPROVAL OF NEW SUB-ADVISORY AGREEMENT WITH MELLON INVESTMENTS CORPORATION FOR SIX CIRCLES CREDIT OPPORTUNITIES FUND

Materials Requested Prior to the Meeting. Prior to the Meeting, Ropes & Gray LLP (“Ropes & Gray” or “Independent Legal Counsel”), counsel to the Independent Trustees, had prepared letters on behalf of the Independent Trustees requesting information from J.P. Morgan Private Investments Inc. (“JPMPI” or the “Adviser”) and Mellon Investments Corporation (“Mellon”) in connection with a proposed new Sub-Advisory Agreement (the “Proposed Mellon Sub-Advisory Agreement” or the “Proposed Agreement”) between the Adviser and Mellon with respect to the Six Circles Credit Opportunities Fund (the “Fund”) series of the Trust. Pursuant to the Proposed Agreement, Mellon would serve as sub-adviser to a sleeve of the Fund’s portfolio designed to replicate the overall risk characteristics (i.e., beta) of a select group of U.S. investment grade corporate bond indices (the “Mellon Sleeve”). It was noted that the Proposed Mellon Sub-Advisory Agreement would have an initial term of two years.

The requests were designed to address the requirement under Section 15(c) of the 1940 Act that the Trustees request and evaluate, and that the Adviser and Mellon furnish, such information as may be reasonably necessary to evaluate the terms of the Proposed Mellon Sub-Advisory Agreement. The Adviser and Mellon responded to the information requests and provided memoranda and related materials and exhibits for consideration by the Trustees, which were provided to the Trustees in advance of the Meeting and included in the Meeting Materials (together, the “15(c) Materials”). As applicable, certain of the 15(c) Materials were provided by the Adviser in connection with the Board’s contemporaneous 2025 annual review and approval of the continuance of the Adviser’s investment advisory agreement with the Trust (the “Advisory Agreement”) and other sub-advisory agreements for the Fund and other series of the Trust, which also took place at the Meeting.

Set forth below is a summary of the material factors evaluated by the Trustees that formed the basis for the Board’s approval of the Proposed Mellon Sub-Advisory Agreement relating to the Fund and the Mellon Sleeve. The Trustees’ conclusions as to the approval of the Proposed Agreement were based on a comprehensive consideration of all information provided to the Trustees. In deciding whether to approve the Proposed Agreement, the Trustees did not identify any single factor or particular information that, in isolation, was controlling. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors.

Materials Reviewed. In considering the Proposed Mellon Sub-Advisory Agreement for approval, the Trustees reviewed the 15(c) Materials and related exhibits and other information which included, among other items, the terms of the Proposed Agreement, comparative fee and expense information, comparative performance information, fee schedules and compo-

site performance information with respect to the J.P. Morgan managed accounts and related strategies that may invest in the Fund, descriptions of various portfolio management and other services and functions to be performed by the Adviser and Mellon for the Mellon Sleeve of the Fund, information regarding the Adviser’s and Mellon’s compliance policies and procedures applicable to the Fund and the Mellon Sleeve, balance sheet and/or other financial information regarding JPMPI and Mellon, information regarding estimated profitability to JPMPI from its relationship with the Fund taking into account the Mellon Sleeve, information regarding potential economies of scale, and information regarding potential ancillary or “fall out” benefits to the Adviser and its affiliates or Mellon and its affiliates from their relationships with the Fund and the Mellon Sleeve. The Trustees also reviewed a memorandum prepared by Independent Legal Counsel regarding the responsibilities of the Trustees in considering the approval of advisory and sub-advisory agreements under applicable law.

Review Process. Following receipt and review of the 15(c) Materials, the Independent Trustees and Ropes & Gray held a video call, during which the 15(c) Materials and the related Proposed Agreement were considered and discussed. The Trustees also received presentations from representatives of the Adviser and Mellon regarding the Mellon Sleeve and the Proposed Agreement at the Meeting, during which management representatives responded to questions and any outstanding follow-up requests regarding the 15(c) Materials. As part of the review process, the Independent Trustees discussed the Proposed Mellon Sub-Advisory Agreement during executive sessions held with Independent Legal Counsel at which no representatives of management were present.

Nature, Extent and Quality of Services. The Trustees considered the depth and quality of the investment management process of Mellon to be used for the Mellon Sleeve of the Fund, including the experience and capabilities of Mellon’s senior management, investment and other personnel, and the overall financial strength and stability of Mellon. The Trustees reviewed the nature and quality of Mellon’s investment management, trading, risk management, compliance capabilities and resources, research capabilities, and the experience and capabilities of its portfolio management personnel who would be responsible for the Mellon Sleeve of the Fund. The Trustees also considered and approved the compliance program and code of ethics of Mellon based on the review and input from the Fund’s Chief Compliance Officer. The Board noted the certificates received from Mellon regarding its compliance program and code of ethics, which represented that Mellon has compliance policies and procedures in place that are reasonably designed to prevent violations of the U.S. federal securities laws and that Mellon has adopted a code of ethics that includes provisions reasonably necessary to prevent access persons from engaging in certain specified conduct and violating the code of ethics.

386	SIX CIRCLES TRUST	JUNE 30, 2025

Investment Performance. The Mellon Sleeve had no performance history to be reviewed by the Trustees. In considering the Proposed Agreement, the Trustees did, however, consider performance information regarding relevant funds and/or client accounts managed by Mellon that have comparable investment objectives, strategies and risks to those of the Mellon Sleeve. The Trustees also considered information provided with the 15(c) Materials by the Adviser with respect to its diligence and selection process of Mellon as a proposed sub-adviser to the Fund for the Mellon Sleeve.

Fees and Total Expenses. The Trustees considered comparative fee and expense information relating to the Fund provided in connection with the Board’s approval of the Advisory Agreement and other sub-advisory agreements for the Fund at the Meeting. In doing so, the Trustees took into account a number of factors, including the type and complexity of the services to be provided to the Fund and the Mellon Sleeve, the estimated cost of providing such services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential returns to investors in the Fund. The Trustees considered, as further noted below, that JPMPI has agreed to waive any advisory fees that exceed the aggregate sub-advisory fees JPMPI is contractually required to pay to the Fund’s sub-advisers, such that the level of actual management fees payable by the Fund to JPMPI will vary over time based on the blended rate of the differing sub-advisory fee rates payable to the sub-advisers and how the Fund’s assets are allocated from time to time for investment among the sub-advisers. Taking this and other information into account, the Trustees noted that the Fund’s estimated actual management fees and total expenses (net of waivers), assuming and taking into account the addition of the Mellon Sleeve, would continue to be significantly below the average and median fees and expenses of peer funds in both the Broadridge peer group and peer universe provided in connection with the Board’s approval of the Advisory Agreement at the Meeting.

The Trustees considered various other information regarding the proposed sub-advisory fee rate to be paid to Mellon under the Proposed Mellon Sub-Advisory Agreement with respect to the Mellon Sleeve and found the proposed rate to be reasonable, taking into account the complexity of investment program and strategies to be used for the Mellon Sleeve, among other information. In this regard, the Trustees noted that the Adviser, and not the Fund, will pay Mellon for its services to the Fund out of the advisory fees the Adviser receives from the Fund under the Advisory Agreement. The Trustees also took into account that the Adviser has contractually agreed to (i) reimburse expenses to the Fund to the extent its total expense ratio exceeds 0.95% of the Fund’s average daily net assets and (ii) waive any advisory fees that exceed the aggregate sub-advisory fees the Adviser is contractually required to pay to the sub-advisers to the Fund (such that the

Adviser does not retain any advisory fees it receives from the Fund), and that these arrangements would remain in place and continue to apply following approval of the Proposed Agreement and the addition of the Mellon Sleeve. In addition, the Trustees reviewed the fee rates charged by Mellon to funds or accounts with comparable investment objectives and strategies as those of the Mellon Sleeve identified by Mellon, noting the Adviser’s views regarding the limitations of fee comparisons to other funds and separately managed accounts that are not registered under the 1940 Act and/or are not publicly offered, in light of the differences in the types and scope of services provided to the Fund compared to those provided to such other funds and accounts. Additionally, the Trustees noted the most-favored nations fee provision to be observed by Mellon included in the Proposed Agreement, which will help to ensure that sub-advisory fee rates paid to Mellon with respect to the Fund are no higher than the rates Mellon charges to similar clients.

Adviser Costs, Level of Profits and Economies of Scale. The Trustees considered the estimated profits to be realized by the Adviser with respect to the Mellon Sleeve of the Fund based on profitability information included in the 15(c) Materials and related materials discussed during the Meeting. Among other information, the Trustees considered the Fund’s operating expenses and the estimated cost to the Adviser of providing services to the Fund. They also considered the impact of the expense limitation agreement and fee waiver agreement observed by the Adviser with respect to the Fund on its estimated profitability and that such arrangements would apply to the Mellon Sleeve. The Trustees took into account that JPMPI’s estimates indicate that it has been unprofitable to date with respect to the Fund and will continue to be unprofitable for at least the upcoming year following the addition of the Mellon Sleeve. The Trustees also took into account that, although JPMPI has not realized direct profits with respect to the Fund, J.P. Morgan and its affiliates could be profitable with respect to the managed accounts that invest in the Fund and the Trustees received related information and input from JPMPI in this regard.

The Trustees also took into account that the Adviser does not retain any of the advisory fees it receives from the Fund and has to date been unprofitable with respect to its management of the Fund itself, and that this is expected to continue following the addition of the Mellon Sleeve. The Trustee noted, however, that the Adviser and its affiliates receive fees for managing the J.P. Morgan managed accounts that invest in the Fund. In this regard, the Trustees discussed with management possible approaches to estimating any imputed profitability to the Adviser or J.P. Morgan from their operation of the Fund taking into account the managed account fees they receive that are attributable to assets invested in the Fund and related expenses, and reviewed related information provided by the Adviser. In this regard, the Trustees took into account the

JUNE 30, 2025	SIX CIRCLES TRUST	387

APPROVAL OF NEW SUB-ADVISORY AGREEMENT WITH MELLON INVESTMENTS CORPORATION FOR SIX CIRCLES CREDIT OPPORTUNITIES FUND

(Unaudited) (continued)

Adviser’s representation that J.P. Morgan would continue to receive the same level of fees from its managed accounts whether the accounts invested in the Fund or in other funds and/or individual securities.

The Trustees further noted that the advisory fee rates paid by the Fund to the Adviser do not have breakpoints, but due to the Fund’s fee waiver arrangements, JPMPI does not retain any portion of the advisory fees paid by the Fund and also observes expense limitation arrangements for the Fund, which may allow the Fund to benefit from economies of scale. The Trustees also took into account that the sub-advisory fee rate to be paid to Mellon under the Proposed Agreement does not include breakpoints.

Ancillary Benefits. The Trustees also considered whether the Adviser and/or Mellon or any of their affiliates may receive other ancillary or “fall out” benefits as a result of their relationships with the Fund and the Mellon Sleeve. The Trustees considered that the Fund (including with the addition of the Mellon Sleeve) benefits the Adviser and its affiliates by enhancing the current discretionary product offerings to J.P. Morgan Private Bank, J.P. Morgan Securities and Chase Wealth Management clients. The Trustees considered that the Fund and the Mellon Sleeve serves to expand JPMPI’s CIO investment opportunities, expand their capacity to invest, and reduce unintended portfolio dispersion. The Trustees also considered that, apart from the Adviser, which does not retain any fees under the Advisory Agreement for managing the Fund, the Fund does not engage any JPMPI affiliates as Fund service providers. The Trustees noted that the Fund utilizes unaffiliated/third-party service providers for administration, custody, audit and other services. In this regard, the Trustees took into account the Adviser’s representation that no JPMPI affiliate directly profits financially from the Fund itself.

The Trustees also considered that the Adviser and/or its affiliates do receive portfolio management fees (“PMFs”) outside of the Fund based on funds held in the Adviser’s discretionary client accounts, including with respect to assets attributable to shares of the Fund held in such accounts. The Trustees took into account, however, the Adviser’s representation that it or its affiliates would receive these PMFs independent of whether the discretionary accounts allocated investments to the Fund or allocated the same assets to a third-party fund or other investments.

The Trustees additionally considered that Mellon is not affiliated with any of the Fund’s service providers, and therefore does not benefit from those contractual relationships. The Trustees also considered the proprietary nature of the Fund and whether any benefits result to the Adviser by placing assets of J.P. Morgan managed account clients into the Fund. In addition, the Trustees considered whether the Adviser or its affiliates benefit from the Fund’s portfolio trading practices, noting that while the Adviser is affiliated with broker-dealers, no broker-dealer affiliate ordinarily executes portfolio transactions on behalf of the Fund.

Conclusions. After reviewing and considering these and other factors described herein, the Trustees concluded, in their reasonable business judgment, within the context of their overall conclusions regarding the Proposed Mellon Sub-Advisory Agreement and based on information provided and related representations made by the Adviser and Mellon, that they were satisfied that the fees payable to Mellon under the Proposed Agreement with respect to the Mellon Sleeve of the Fund represent reasonable compensation in light of the nature, extent and quality of services to be provided by Mellon and that based on the information provided and taking into account the various assumptions made, the estimated profitability of the Adviser with respect to the Mellon Sleeve (if any) did not appear to be excessive. Based on their evaluation of factors that they deemed to be material, including, but not limited to, those factors described above, the Trustees, including the Independent Trustees, unanimously concluded that the terms of the Proposed Mellon Sub-Advisory Agreement are fair and reasonable to the Fund, and approved the Proposed Agreement.

388	SIX CIRCLES TRUST	JUNE 30, 2025

APPROVAL OF AMENDMENT TO SUB-ADVISORY AGREEMENT WITH INSIGHT INVESTMENTS CORPORATION FOR SIX CIRCLES CREDIT OPPORTUNITIES FUND

(Unaudited)

Materials Requested Prior to the Meeting. Prior to the Meeting, Ropes & Gray LLP (“Ropes & Gray” or “Independent Legal Counsel”), counsel to the Independent Trustees, had prepared letters on behalf of the Independent Trustees requesting information from J.P. Morgan Private Investments Inc. (“JPMPI” or the “Adviser”) and Insight North America, LLC (“Insight”) in connection with a proposed amendment (the “Proposed Insight Amendment” or “Proposed Amendment”) to the Sub-Advisory Agreement between the Adviser and Insight (the “Insight Sub-Advisory Agreement”) to add the Six Circles Credit Opportunities Fund (the “Fund”) series of the Trust and retain Insight as sub-adviser to a new sleeve of the Fund’s portfolio that will invest in global aggregate investment grade and global high yield debt strategies (the “Insight Sleeve”).

The requests were designed to address the requirement under Section 15(c) of the 1940 Act that the Trustees request and evaluate, and that the Adviser and Insight furnish, such information as may be reasonably necessary to evaluate the terms of the Proposed Insight Amendment. The Adviser and Insight responded to the information requests and provided memoranda and related materials and exhibits for consideration by the Trustees, which were provided to the Trustees in advance of the Meeting and included in the Meeting Materials (together, the “15(c) Materials”). As applicable, certain of the 15(c) Materials were provided by the Adviser and Insight in connection with the Board’s contemporaneous 2025 annual review and approval of the continuance of the Adviser’s investment advisory agreement with the Trust (the “Advisory Agreement”) and the Insight Sub-Advisory Agreement with respect to other series of the Trust, as well as which also took place at the Meeting.

Set forth below is a summary of the material factors evaluated by the Trustees that formed the basis for the Board’s approval of the Proposed Insight Amendment relating to the Fund and the Insight Sleeve. The Trustees’ conclusions as to the approval of the Proposed Amendment were based on a comprehensive consideration of all information provided to the Trustees. In deciding whether to approve the Proposed Insight Amendment, the Trustees did not identify any single factor or particular information that, in isolation, was controlling. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors.

Materials Reviewed. In considering the Proposed Insight Amendment for approval, the Trustees reviewed the 15(c) Materials and related exhibits and other information which included, among other items, the terms of the Proposed Insight Amendment, comparative fee and expense information, comparative performance information, fee schedules and composite performance information with respect to the J.P. Morgan managed accounts and related strategies that invest in the

Fund, descriptions of various portfolio management and other services and functions to be performed by the Adviser and Insight for the Insight Sleeve, information regarding the Adviser’s and Insight’s compliance policies and procedures applicable to the Fund and the Insight Sleeve, balance sheet and/or other financial information regarding JPMPI and Insight, information regarding estimated profitability to JPMPI from its relationship with the Fund taking into account the Insight Sleeve of the Fund, information regarding potential economies of scale, and information regarding potential ancillary or “fall out” benefits to the Adviser and its affiliates or Insight and its affiliates from their relationships with the Fund and the Insight Sleeve. The Trustees also reviewed a memorandum prepared by Independent Legal Counsel regarding the responsibilities of the Trustees in considering the approval of advisory and sub-advisory agreements under applicable law.

Review Process. Following receipt and review of the 15(c) Materials, the Independent Trustees and Ropes & Gray held a video call, during which the 15(c) Materials and the related Proposed Insight Amendment were considered and discussed. The Trustees also received presentations from representatives of the Adviser and Insight regarding the Insight Sleeve and the Proposed Insight Amendment at the Meeting, during which management representatives responded to questions and any outstanding follow-up requests regarding the 15(c) Materials. As part of the review process, the Independent Trustees discussed the Proposed Insight Amendment during executive sessions held with Independent Legal Counsel at which no representatives of management were present.

Nature, Extent and Quality of Services. The Trustees considered the depth and quality of the investment management process of Insight to be used for the Insight Sleeve of the Fund, including the experience and capabilities of Insight’s senior management, investment and other personnel, and the overall financial strength and stability of Insight. The Trustees reviewed the nature and quality of Insight’s investment management, trading, risk management, compliance capabilities and resources, research capabilities, and the experience and capabilities of its portfolio management personnel who would be responsible for the Insight Sleeve of the Fund. The Trustees noted that they previously reviewed and approved the compliance program and code of ethics of Insight based on the review and input from the Fund’s Chief Compliance Officer, who had represented that no material changes had been made to the firm’s program as it would be applied to services for the Insight Sleeve under the Proposed Agreement. The Board noted the certificates previously received from Insight regarding its compliance program and code of ethics, which represented that Insight has compliance policies and procedures in place that are reasonably designed to prevent violations of the U.S. federal securities laws and that Insight has adopted a code of ethics that includes provisions reasonably necessary to prevent access persons from engaging in certain specified conduct and violating the code of ethics.

JUNE 30, 2025	SIX CIRCLES TRUST	389

APPROVAL OF AMENDMENT TO SUB-ADVISORY AGREEMENT WITH INSIGHT INVESTMENTS CORPORATION FOR SIX CIRCLES CREDIT OPPORTUNITIES FUND

(Unaudited) (continued)

Investment Performance. The Insight Sleeve had no performance history to be reviewed by the Trustees. In considering the Proposed Insight Amendment, the Trustees did, however, consider performance information regarding relevant funds and client accounts managed by Insight that have comparable investment objectives, strategies and risks to those of the Insight Sleeve. The Trustees also considered information provided with the 15(c) Materials and throughout the year by the Adviser with respect to its diligence, selection and monitoring of the performance of Insight, as an existing sub-adviser for another series of the Trust. The Trustees also considered the results of the reviews of the performance of Insight by the J.P. Morgan Investment Performance Governance Committee (“IPGC”), a separate committee within JPM responsible for providing ongoing oversight of third party investment strategies, and related reports provided by IPGC to the Board throughout the year. The Board took into account indications from IPGC that it has been satisfied with the performance of Insight as sub-adviser for another series of the Trust.

Fees and Total Expenses. The Trustees considered comparative fee and expense information relating to the Fund provided in connection with the Board’s approval of the Advisory Agreement and other sub-advisory agreements for the Fund at the Meeting. In doing so, the Trustees took into account a number of factors, including the type and complexity of the services to be provided to the Fund and the Insight Sleeve, the estimated cost of providing such services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential returns to investors in the Fund. The Trustees considered, as further noted below, that JPMPI has agreed to waive any advisory fees that exceed the aggregate sub-advisory fees JPMPI is contractually required to pay to the Fund’s sub-advisers, such that the level of actual management fees payable by the Fund to JPMPI will vary over time based on the blended rate of the differing sub-advisory fee rates payable to the sub-advisers and how the Fund’s assets are allocated from time to time for investment among the sub-advisers. Taking this and other information into account, the Trustees noted that the Fund’s estimated actual management fees and total expenses (net of waivers), assuming and taking into account the addition of Insight Mellon Sleeve, would continue to be significantly below the average and median fees and expenses of peer funds in both the Broadridge peer group and peer universe provided in connection with the Board’s approval of the Advisory Agreement at the Meeting.

The Trustees considered various other information regarding the proposed sub-advisory fee rate to be paid to Insight under the Proposed Insight Amendment with respect to the Insight Sleeve and found the proposed rate to be reasonable, taking into account the complexity of investment program and strategies to be used for the Insight Sleeve, among other information. In this regard, the Trustees noted that the Adviser, and not the Fund, will pay Insight for its services to the Fund out of the advisory fees the Adviser receives from the Fund under the Advisory Agreement. The Trustees also took into account that the Adviser has contractually agreed to (i) reimburse expenses to the Fund to the extent its total expense ratio exceeds 0.95% of the Fund’s average daily net assets and (ii) waive any advisory fees that exceed the aggregate sub-advisory fees the Adviser is contractually required to pay to the sub-advisers to the Fund (such that the Adviser does not retain any advisory fees it receives from the Fund), and that these arrangements would continue to remain in place and apply following approval of the Proposed Amendment and the addition of the Insight Sleeve. In addition, the Trustees reviewed the fee rates charged by Insight to funds or accounts with comparable investment objectives and strategies as those of the Insight Sleeve identified by Insight, noting the Adviser’s views regarding the limitations of fee comparisons to other funds and separately managed accounts that are not registered under the 1940 Act and/or are not publicly offered, in light of the differences in the types and scope of services provided to the Fund compared to those provided to such other funds and accounts. Additionally, the Trustees noted the most-favored nations fee provision to be observed by Insight included in the Insight Sub-Advisory Amendment and the Proposed Insight Amendment, which will help to ensure that sub-advisory fee rates paid to Insight with respect to the Fund are no higher than the rates Insight charges to similar clients.

Adviser Costs, Level of Profits and Economies of Scale. The Trustees considered the estimated profits to be realized by the Adviser with respect to the Insight Sleeve of the Fund based on profitability information included in the 15(c) Materials and related materials discussed during the Meeting. Among other information, the Trustees considered the Fund’s operating expenses and the estimated cost to the Adviser of providing services to the Fund. They also considered the impact of the expense limitation agreement and fee waiver agreement observed by the Adviser with respect to the Fund on its estimated profitability and that such arrangements would apply to the Insight Sleeve. The Trustees took into account that JPMPI’s estimates indicate that it has been unprofitable to date with respect to the Fund and will continue to be unprofitable for at least the upcoming year following the addition of the Insight Sleeve. The Trustees also took into account that, although JPMPI has not realized direct profits with respect to the Fund, J.P. Morgan and its affiliates could be profitable with respect to the managed accounts that invest in the Fund and the Trustees received related information and input from JPMPI in this regard.

The Trustees also took into account that the Adviser does not retain any of the advisory fees it receives from the Fund and has to date been unprofitable with respect to its management of the Fund itself, and that this is expected to continue follow-

390	SIX CIRCLES TRUST	JUNE 30, 2025

ing the addition of the Insight Sleeve. The Trustee noted, however, that the Adviser and its affiliates receive fees for managing the J.P. Morgan managed accounts that invest in the Fund. In this regard, the Trustees discussed with management possible approaches to estimating any imputed profitability to the Adviser or J.P. Morgan from their operation of the Fund taking into account the managed account fees they receive that are attributable to assets invested in the Fund and related expenses, and reviewed related information provided by the Adviser. In this regard, the Trustees took into account the Adviser’s representation that J.P. Morgan would continue to receive the same level of fees from its managed accounts whether the accounts invested in the Fund or in other funds and/or individual securities.

The Trustees further noted that the advisory fee rates paid by the Fund to the Adviser do not have breakpoints, but due to the Fund’s fee waiver arrangements, JPMPI does not retain any portion of the advisory fees paid by the Fund and also observes expense limitation arrangements for the Fund, which may allow the Fund to benefit from economies of scale. The Trustees also took into account that the sub-advisory fee rate to be paid to Insight under the Proposed Insight Amendment does not include breakpoints.

Ancillary Benefits. The Trustees also considered whether the Adviser and/or Insight or any of their affiliates may receive other ancillary or “fall out” benefits as a result of their relationships with the Fund and the Insight Sleeve. The Trustees considered that the Fund (including with the addition of the Insight Sleeve) benefits the Adviser and its affiliates by enhancing the current discretionary product offerings to J.P. Morgan Private Bank, J.P. Morgan Securities and Chase Wealth Management clients. The Trustees considered that the Fund and the Insight Sleeve serves to expand JPMPI’s CIO investment opportunities, expand their capacity to invest, and reduce unintended portfolio dispersion. The Trustees also considered that, apart from the Adviser, which does not retain any fees under the Advisory Agreement for managing the Fund, the Fund does not engage any JPMPI affiliates as Fund service providers. The Trustees noted that the Fund utilizes unaffiliated/third-party service providers for administration, custody, audit and other services. In this regard, the Trustees took into account the Adviser’s representation that no JPMPI affiliate directly profits financially from the Fund itself.

The Trustees also considered that the Adviser and/or its affiliates do receive portfolio management fees (“PMFs”) outside of the Fund based on funds held in the Adviser’s discretionary client accounts, including with respect to assets attributable to shares of the Fund held in such accounts. The Trustees took into account, however, the Adviser’s representation that it or its affiliates would receive these PMFs independent of whether the discretionary accounts allocated investments to the Fund or allocated the same assets to a third-party fund or other investments.

The Trustees additionally considered that Insight is not affiliated with any of the Fund’s service providers, and therefore does not benefit from those contractual relationships. The Trustees also considered the proprietary nature of the Fund and whether any benefits result to the Adviser by placing assets of J.P. Morgan managed account clients into the Fund. In addition, the Trustees considered whether the Adviser or its affiliates benefit from the Fund’s portfolio trading practices, noting that while the Adviser is affiliated with broker-dealers, no broker-dealer affiliate ordinarily executes portfolio transactions on behalf of the Fund.

Conclusions. After reviewing and considering these and other factors described herein, the Trustees concluded, in their reasonable business judgment, within the context of their overall conclusions regarding the Proposed Insight Amendment and based on information provided and related representations made by the Adviser and Insight, that they were satisfied that the fees payable to Insight under the Proposed Amendment with respect to the Insight Sleeve of the Fund represent reasonable compensation in light of the nature, extent and quality of services to be provided by Insight and that based on the information provided and taking into account the various assumptions made, the estimated profitability of the Adviser with respect to the Insight Sleeve (if any) did not appear to be excessive. Based on their evaluation of factors that they deemed to be material, including, but not limited to, those factors described above, the Trustees, including the Independent Trustees, unanimously concluded that the terms of the Proposed Insight Amendment are fair and reasonable to the Fund, and approved the Proposed Insight Amendment.

JUNE 30, 2025	SIX CIRCLES TRUST	391

APPROVAL OF NEW SUB-ADVISORY AGREEMENT WITH CAPITAL FUND MANAGEMENT S.A. FOR SIX CIRCLES MULTI-STRATEGY FUND

(Unaudited)

Materials Requested Prior to the Meeting. Prior to the Meeting, Ropes & Gray LLP (“Ropes & Gray” or “Independent Legal Counsel”), counsel to the Independent Trustees, had prepared letters on behalf of the Independent Trustees requesting information from J.P. Morgan Private Investments Inc. (“JPMPI” or the “Adviser”) and Capital Fund Management S.A. (“CFM”) in connection with a proposed new Sub-Advisory Agreement (the “Proposed CFM Sub-Advisory Agreement” or the “Proposed Agreement”) between the Adviser and CFM with respect to the Six Circles Multi-Strategy Fund (the “Fund”) series of the Trust. Pursuant to the Proposed Agreement, CFM would serve as sub-adviser to a new sleeve of the Fund’s portfolio managed in accordance with CFM’s multi-strategy absolute return investment program known as “Cumulus” (the “CFM Sleeve”). It was noted that the Proposed CFM Sub-Advisory Agreement would have an initial term of two years.

The requests were designed to address the requirement under Section 15(c) of the 1940 Act that the Trustees request and evaluate, and that the Adviser and CFM furnish, such information as may be reasonably necessary to evaluate the terms of the Proposed CFM Sub-Advisory Agreement. The Adviser and CFM responded to the information requests and provided memoranda and related materials and exhibits for consideration by the Trustees, which were provided to the Trustees in advance of the Meeting and included in the Meeting Materials (together, the “15(c) Materials”). As applicable, certain of the 15(c) Materials were provided by the Adviser in connection with the Board’s contemporaneous 2025 annual review and approval of the continuance of the advisory agreement between the Adviser and the Trust (the “Advisory Agreement”) and other sub-advisory agreements for the Fund and other series of the Trust, which also took place at the Meeting.

Set forth below is a summary of the material factors evaluated by the Trustees that formed the basis for the Board’s approval of the Proposed CFM Sub-Advisory Agreement relating to the Fund and the CFM Sleeve. The Trustees’ conclusions as to the approval of the Proposed Agreement were based on a comprehensive consideration of all information provided to the Trustees. In deciding whether to approve the Proposed Agreement, the Trustees did not identify any single factor or particular information that, in isolation, was controlling. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors.

Materials Reviewed. In considering the Proposed CFM Sub-Advisory Agreement for approval, the Trustees reviewed the 15(c) Materials and related exhibits and other information which included, among other items, the terms of the Proposed Agreement, comparative fee and expense information, comparative performance information, fee schedules and compo-

site performance information with respect to the J.P. Morgan managed accounts and related strategies that may invest in the Fund, descriptions of various portfolio management and other services and functions to be performed by the Adviser and CFM for the CFM Sleeve of the Fund, information regarding the Adviser’s and CFM’s compliance policies and procedures applicable to the Fund and the CFM Sleeve, balance sheet and/or other financial information regarding JPMPI and CFM, information regarding estimated profitability to JPMPI from its relationship with the Fund taking into account the CFM Sleeve, information regarding potential economies of scale, and information regarding potential ancillary or “fall out” benefits to the Adviser and its affiliates or CFM and its affiliates from their relationships with the Fund and the CFM Sleeve. The Trustees also reviewed a memorandum prepared by Independent Legal Counsel regarding the responsibilities of the Trustees in considering the approval of advisory and sub-advisory agreements under applicable law.

Review Process. Following receipt and review of the 15(c) Materials, the Independent Trustees and Ropes & Gray held a video call, during which the 15(c) Materials and the related Proposed CFM Sub-Advisory Agreement were considered and discussed. The Trustees also received presentations from representatives of the Adviser and CFM regarding the CFM Sleeve and the Proposed Agreement at the Meeting, during which management representatives responded to questions and any outstanding follow-up requests regarding the 15(c) Materials. As part of the review process, the Independent Trustees discussed the Proposed Agreement during executive sessions held with Independent Legal Counsel at which no representatives of management were present.

Nature, Extent and Quality of Services. The Trustees considered the depth and quality of the investment management process of CFM to be used for the CFM Sleeve of the Fund, including the experience and capabilities of CFM’s senior management, investment and other personnel, and the overall financial strength and stability of CFM. The Trustees reviewed the nature and quality of CFM’s investment management, trading, risk management, compliance capabilities and resources, research capabilities, and the experience and capabilities of its portfolio management personnel who would be responsible for the CFM Sleeve of the Fund. The Trustees also considered and approved the compliance program and code of ethics of CFM based on the review and input from the Fund’s Chief Compliance Officer. The Board noted the certificates received from CFM regarding its compliance program and code of ethics, which represented that CFM has compliance policies and procedures in place that are reasonably designed to prevent violations of the U.S. federal securities laws and that CFM has adopted a code of ethics that includes provisions reasonably necessary to prevent access persons from engaging in certain specified conduct and violating the code of ethics.

392	SIX CIRCLES TRUST	JUNE 30, 2025

Investment Performance. The CFM Sleeve had no performance history to be reviewed by the Trustees. In considering the Proposed Agreement, the Trustees did, however, consider performance information regarding relevant funds and/or client accounts managed by CFM that have comparable investment objectives, strategies and risks to those of the CFM Sleeve. In doing so, the Trustees considered that CFM’s Cumulus strategy to be used for the CFM Sleeve began live trading as of January 1, 2025 and thus had a relatively short actual performance history. The Trustees also considered hypothetical performance of the Cumulous strategy provided by CFM for the period January 1, 2014 through December 31, 2024, taking into account that this information represented back-tested returns based on CFM’s internal models and were not based on actual trading results.

The Trustees also considered information provided with the 15(c) Materials by the Adviser with respect to its diligence and selection process of CFM as a proposed sub-adviser to the Fund for the CFM Sleeve.

Fees and Total Expenses. In considering the Proposed Agreement, the Trustees took into account that the contractual advisory fee rate payable to the Adviser with respect to the Fund under the Advisory Agreement of 1.25% of the Fund’s average daily net assets is higher than the contractual advisory fee rates of other series of the Trust, taking into account that the Fund has complex investment strategies and correspondingly higher sub-advisory fee rates than that of the other series of the Trust. They also took into account JPMPI’s indication at the time of the Board’s initial approval of the Advisory Agreement for the Fund in June 2024, that the Fund would look to add more complex and potentially higher cost investment strategies and possible additional sub-advisers, such as the CFM Sleeve and CFM, over the course of the Fund’s initial year of operations and thereafter.

Additionally, the Trustees considered comparative fee and expense information relating to the Fund provided in connection with the Board’s approval of the Advisory Agreement and other sub-advisory agreements for the Fund at the Meeting. In doing so, the Trustees took into account a number of factors, including the type and complexity of the services to be provided to the Fund and the CFM Sleeve, the estimated cost of providing such services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential returns to investors in the Fund. The Trustees considered, as further noted below, that JPMPI has agreed to waive any advisory fees that exceed the aggregate sub-advisory fees JPMPI is contractually required to pay to the Fund’s sub-advisers, such that the level of actual management fees payable by the Fund to JPMPI will vary over time based on the blended rate of the differing sub-advisory fee rates payable to the sub-advisers and how the Fund’s assets are allocated from time to time for investment among the sub-advisers. Taking this and other information into account, the Trustees noted that the Fund’s estimated actual management fees and total expenses (net of waivers), assuming and taking into account the addition of the CFM Sleeve, would continue to be significantly below the average and median fees and expenses of peer funds in both the Broadridge peer group and peer universe provided in connection with the Board’s approval of the Advisory Agreement at the Meeting.

The Trustees considered various other information regarding the proposed sub-advisory fee rate to be paid to CFM under the Proposed CFM Sub-Advisory Agreement with respect to the CFM Sleeve and found the proposed rate to be reasonable, taking into account the complexity of investment program and strategies to be used for the CFM Sleeve, among other information. In this regard, the Trustees noted that the Adviser, and not the Fund, will pay CFM for its services to the Fund out of the advisory fees the Adviser receives from the Fund under the Advisory Agreement. The Trustees also took into account that the Adviser has contractually agreed to (i) reimburse expenses to the Fund to the extent its total expense ratio exceeds 1.45% of the Fund’s average daily net assets and (ii) waive any advisory fees that exceed the aggregate sub-advisory fees the Adviser is contractually required to pay to the sub-advisers to the Fund (such that the Adviser does not retain any advisory fees it receives from the Fund), and that these arrangements would remain in place and continue to apply following approval of the Proposed Agreement and the addition of the CFM Sleeve. In addition, the Trustees reviewed the fee rates charged by CFM to funds or accounts with comparable investment objectives and strategies as those of the CFM Sleeve identified by CFM, noting the Adviser’s views regarding the limitations of fee comparisons to other funds and separately managed accounts that are not registered under the 1940 Act and/or are not publicly offered, in light of the differences in the types and scope of services provided to the Fund compared to those provided to such other funds and accounts. Additionally, the Trustees noted the most-favored nations fee provision to be observed by CFM included in the Proposed Agreement, which will help to ensure that sub-advisory fee rates paid to CFM with respect to the Fund are no higher than the rates CFM charges to similar clients.

Adviser Costs, Level of Profits and Economies of Scale. The Trustees considered the estimated profits to be realized by the Adviser with respect to the CFM Sleeve of the Fund based on profitability information included in the 15(c) Materials and related materials discussed during the Meeting. Among other information, the Trustees considered the Fund’s operating expenses and the estimated cost to the Adviser of providing services to the Fund. They also considered the impact of the expense limitation agreement and fee waiver agreement observed by the Adviser with respect to the Fund on its estimated profitability and that such arrangements would apply to

JUNE 30, 2025	SIX CIRCLES TRUST	393

APPROVAL OF NEW SUB-ADVISORY AGREEMENT WITH CAPITAL FUND MANAGEMENT S.A. FOR SIX CIRCLES MULTI-STRATEGY FUND

(Unaudited) (continued)

the CFM Sleeve. The Trustees took into account that JPMPI’s estimates indicate that it has been unprofitable to date with respect to the Fund and will continue to be unprofitable for at least the upcoming year following the addition of the CFM Sleeve. The Trustees also took into account that, although JPMPI has not realized direct profits with respect to the Fund, J.P. Morgan and its affiliates could be profitable with respect to the managed accounts that invest in the Fund and the Trustees received related information and input from JPMPI in this regard.

The Trustees also took into account that the Adviser does not retain any of the advisory fees it receives from the Fund and has to date been unprofitable with respect to its management of the Fund itself, and that this is expected to continue following the addition of the CFM Sleeve. The Trustee noted, however, that the Adviser and its affiliates receive fees for managing the J.P. Morgan managed accounts that invest in the Fund. In this regard, the Trustees discussed with management possible approaches to estimating any imputed profitability to the Adviser or J.P. Morgan from their operation of the Fund taking into account the managed account fees they receive that are attributable to assets invested in the Fund and related expenses, and reviewed related information provided by the Adviser. In this regard, the Trustees took into account the Adviser’s representation that J.P. Morgan would continue to receive the same level of fees from its managed accounts whether the accounts invested in the Fund or in other funds and/or individual securities.

The Trustees further noted that the advisory fee rates paid by the Fund to the Adviser do not have breakpoints, but due to the Fund’s fee waiver arrangements, JPMPI does not retain any portion of the advisory fees paid by the Fund and also observes expense limitation arrangements for the Fund, which may allow the Fund to benefit from economies of scale. The Trustees also took into account that the sub-advisory fee rate to be paid to CFM under the Proposed Agreement includes breakpoints at certain asset levels.

Ancillary Benefits. The Trustees also considered whether the Adviser and/or CFM or any of their affiliates may receive other ancillary or “fall out” benefits as a result of their relationships with the Fund and the CFM Sleeve. The Trustees considered that the Fund (including with the addition of the CFM Sleeve) benefits the Adviser and its affiliates by enhancing the current discretionary product offerings to J.P. Morgan Private Bank, J.P. Morgan Securities and Chase Wealth Management clients. The Trustees considered that the Fund and the CFM Sleeve serves to expand JPMPI’s CIO investment opportunities, expand their capacity to invest, and reduce unintended portfolio dispersion. The Trustees also considered that, apart from the Adviser, which does not retain any fees under the Advisory Agreement for managing the Fund, the Fund does not engage any JPMPI affiliates as Fund service providers. The Trustees noted that the Fund utilizes unaffiliated/third-party service providers for administration, custody, audit and other services. In this regard, the Trustees took into account the Adviser’s representation that no JPMPI affiliate directly profits financially from the Fund itself.

The Trustees also considered that the Adviser and/or its affiliates do receive portfolio management fees (“PMFs”) outside of the Fund based on funds held in the Adviser’s discretionary client accounts, including with respect to assets attributable to shares of the Fund held in such accounts. The Trustees took into account, however, the Adviser’s representation that it or its affiliates would receive these PMFs independent of whether the discretionary accounts allocated investments to the Fund or allocated the same assets to a third-party fund or other investments.

The Trustees additionally considered that CFM is not affiliated with any of the Fund’s service providers, and therefore does not benefit from those contractual relationships. The Trustees also considered the proprietary nature of the Fund and whether any benefits result to the Adviser by placing assets of J.P. Morgan managed account clients into the Fund. In addition, the Trustees considered whether the Adviser or its affiliates benefit from the Fund’s portfolio trading practices, noting that while the Adviser is affiliated with broker-dealers, no broker-dealer affiliate ordinarily executes portfolio transactions on behalf of the Fund.

Conclusions. After reviewing and considering these and other factors described herein, the Trustees concluded, in their reasonable business judgment, within the context of their overall conclusions regarding the Proposed CFM Sub-Advisory Agreement and based on information provided and related representations made by the Adviser and CFM, that they were satisfied that the fees payable to CFM under the Proposed Agreement with respect to the CFM Sleeve of the Fund represent reasonable compensation in light of the nature, extent and quality of services to be provided by CFM and that based on the information provided and taking into account the various assumptions made, the estimated profitability of the Adviser with respect to the CFM Sleeve (if any) did not appear to be excessive. Based on their evaluation of factors that they deemed to be material, including, but not limited to, those factors described above, the Trustees, including the Independent Trustees, unanimously concluded that the terms of the Proposed CFM Sub-Advisory Agreement are fair and reasonable to the Fund, and approved the Proposed Agreement.

394	SIX CIRCLES TRUST	JUNE 30, 2025

Feb 2019

FACTS	WHAT DOES SIX CIRCLES TRUST* DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we may collect and share depend on the product or service you have with us. This information can include:

◾  Social Security number

◾  account balances and transaction history

◾  investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Six Circles Trust, chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Six Circles Trust share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

*

Six Circles Trust and its fund series do not currently, nor are they expected to, collect personal non-public information from individuals, since holdings are held on the books of each fund on an omnibus basis by financial intermediaries. To the extent Six Circles Trust does get access to personal information through its affiliates or otherwise, this statement would apply.

Questions?	Call 212-464-2070 to speak with a Managed Solutions & Strategies Investor Relations representative. We accept operator relay calls.

Who we are
Who is providing this notice?	Six Circles Trust

What we do
How does Six Circles Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We only authorize our personnel to access information about you when they need it to do their work for us. We require companies working for us to protect your information.
How does Six Circles Trust collect my personal information?

We may collect your personal information, for example, when you

◾  open an account or make a wire transfer

◾  direct us to buy securities or direct us to sell your securities

◾  provide your account information

Why can’t I limit all sharing?

Federal law gives you the right to limit only

◾  sharing for affiliates’ everyday business purposes – information about your creditworthiness

◾  affiliates from using your information to market to you

◾  sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

◾  Our affiliates include companies with the Chase or J.P. Morgan name including J.P. Morgan Private Investments Inc., our investment adviser.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ◾ We do not share with nonaffiliates so they can market to you
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ◾ We don’t jointly market

For more complete information about the Funds, including the Funds’ objectives, risks, charges and expenses, call your J.P. Morgan team or call 1-212-464-2070 or go to www.sixcirclesfunds.com for a prospectus. Read the prospectus carefully. The Six Circles Funds are specifically designed to be completion portfolios within an overall discretionary portfolio. The Six Circles Funds are not intended to be standalone investments. J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.

The Six Circles Funds are distributed by Foreside Fund Services, LLC a member of FINRA.

Contact Six Circles Funds collect at 1-212-464-2070 for a fund prospectus. You can also visit us at www.sixcirclesfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the Six Circles Funds before investing. The prospectus contains this and other information about the Six Circles Funds. Read the prospectus carefully before investing.

The Six Circles Funds file complete schedules of their fund holdings for the first and third quarters of their fiscal year with the SEC on Form N-PORT. The Six Circles Funds’ Forms N-PORT are available on the SEC’s website at http://www.sec.gov. Each Fund’s quarterly holdings can be found by visiting the Six Circles Funds’ website at www.sixcirclesfunds.com/literature.

A description of the Six Circles Funds’ policies and procedures with respect to the disclosure of the Six Circles Funds’ holdings is available in the prospectuses and Statements of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling collect 1-212-464-2070 or on the Six Circles Funds’ website at www.sixcirclesfunds.com. A description of such policies and procedures is in the Statement of Additional Information available on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser, and the Adviser in turn has delegated such authority to the Sub-Advisers. A copy of the Six Circles Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Six Circles Funds’ website at www.sixcirclesfunds.com no later than August 31 of each year. The Six Circles Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

©JPMorgan Chase & Co. 2025. All rights reserved. June 30, 2025.

Semi-Annual Report

SIX CIRCLES® FUNDS

June 30, 2025

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

Six Circles Managed Equity Portfolio International Unconstrained Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

For more complete information about the Funds, including the Funds’ objectives, risks, charges and expenses, call your J.P. Morgan representative or call 1-212-464-2070 or go to www.sixcirclesfunds.com for a prospectus. Read the prospectus carefully. The Six Circles Funds are specifically designed to be completion portfolios within an overall discretionary portfolio. The Six Circles Funds are not intended to be standalone investments.

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — 99.7%
Basic Materials — 0.5%
Chemicals — 0.3%
Air Products & Chemicals, Inc.	24	6,834
CF Industries Holdings, Inc.	19	1,712
Dow, Inc.	89	2,358
DuPont de Nemours, Inc.	51	3,509
Ecolab, Inc.	26	6,912
International Flavors & Fragrances, Inc.	23	1,717
Linde plc	54	25,558
LyondellBasell Industries NV, Class A	46	2,661
Nutrien Ltd., (Canada)	47	2,735
PPG Industries, Inc.	18	2,038
RPM International, Inc.	7	807
Sherwin-Williams Co. (The)	26	8,807

		65,648

Forest Products & Paper — 0.0% (g)
International Paper Co.	68	3,199

Iron/Steel — 0.0% (g)
Nucor Corp.	30	3,902
Reliance, Inc.	4	1,327
Steel Dynamics, Inc.	14	1,834

		7,063

Mining — 0.2%
Agnico Eagle Mines Ltd., (Canada)	48	5,747
Alamos Gold, Inc., (Canada), Class A	40	1,064
Barrick Mining Corp., (Canada)	165	3,425
Cameco Corp., (Canada)	42	3,096
First Quantum Minerals Ltd., (Canada) (a)	68	1,211
Franco-Nevada Corp., (Canada)	18	3,036
Freeport-McMoRan, Inc.	145	6,272
Ivanhoe Mines Ltd., (Canada), Class A (a)	72	537
Kinross Gold Corp., (Canada)	118	1,837
Lundin Gold, Inc., (Canada)	10	550
Lundin Mining Corp., (Canada), Class Common S	67	700
Newmont Corp.	115	6,674
Pan American Silver Corp., (Canada)	34	977
Teck Resources Ltd., (Canada), Class B	45	1,816
Wheaton Precious Metals Corp., (Canada)	43	3,911

		40,853

Total Basic Materials		116,763

Communications — 19.7%
Advertising — 0.1%
Omnicom Group, Inc.	53	3,819
Trade Desk, Inc. (The), Class A (a)	227	16,320

		20,139

Internet — 16.9%
Airbnb, Inc., Class A (a)	229	30,298

SECURITY DESCRIPTION	SHARES	VALUE ($)

Internet — continued
Alphabet, Inc., Class A	2,669	470,371
Alphabet, Inc., Class C	2,271	402,806
Amazon.com, Inc. (a)	5,684	1,246,951
Booking Holdings, Inc.	59	341,588
CDW Corp.	54	9,609
DoorDash, Inc., Class A (a)	183	45,197
eBay, Inc.	256	19,086
Expedia Group, Inc.	54	9,120
F5, Inc. (a)	24	6,937
Gen Digital, Inc.	217	6,373
GoDaddy, Inc., Class A (a)	45	8,044
MercadoLibre, Inc., (Uruguay) (a)	26	67,829
Meta Platforms, Inc., Class A	1,004	741,306
Netflix, Inc. (a)	186	249,377
Palo Alto Networks, Inc. (a)	279	57,119
Pinterest, Inc., Class A (a)	263	9,443
Reddit, Inc., Class A (a)	33	4,902
Robinhood Markets, Inc., Class A (a)	84	7,898
Shopify, Inc., (Canada), Class A (a)	117	13,459
Snap, Inc., Class A (a)	482	4,185
Uber Technologies, Inc. (a)	659	61,525
VeriSign, Inc.	24	6,879
Zillow Group, Inc., Class C (a)	16	1,135

		3,821,437

Media — 0.5%
Charter Communications, Inc., Class A (a)	22	8,858
Comcast Corp., Class A	915	32,669
FactSet Research Systems, Inc.	6	2,472
Fox Corp., Class A	56	3,143
Fox Corp., Class B	53	2,730
Liberty Media Corp-Liberty Formula One, Class C (a)	58	6,019
News Corp., Class A	143	4,243
Quebecor, Inc., (Canada), Class B	15	453
Thomson Reuters Corp., (Canada)	15	3,034
Walt Disney Co. (The)	453	56,168
Warner Bros Discovery, Inc. (a)	633	7,250

		127,039

Telecommunications — 2.2%
Arista Networks, Inc. (a)	434	44,443
AT&T, Inc.	1,771	51,253
BCE, Inc., (Canada)	7	157
Cisco Systems, Inc.	3,655	253,579
Corning, Inc.	354	18,640
Juniper Networks, Inc.	140	5,591
Motorola Solutions, Inc.	68	28,452
Rogers Communications, Inc., (Canada), Class B	34	1,023
TELUS Corp., (Canada)	48	772
T-Mobile US, Inc.	244	58,140
Verizon Communications, Inc.	1,025	44,363

		506,413

Total Communications		4,475,028

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	1

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Consumer Cyclical — 8.4%
Airlines — 0.0% (g)
Delta Air Lines, Inc.	25	1,211
United Airlines Holdings, Inc. (a)	13	1,024

		2,235

Apparel — 0.1%
Deckers Outdoor Corp. (a)	26	2,725
Gildan Activewear, Inc., (Canada), Class A	14	683
NIKE, Inc., Class B	250	17,782

		21,190

Auto Manufacturers — 1.6%
Cummins, Inc.	23	7,648
Ford Motor Co.	1,359	14,749
General Motors Co.	335	16,483
PACCAR, Inc.	94	8,926
Rivian Automotive, Inc., Class A (a)	257	3,537
Tesla, Inc. (a)	979	310,972

		362,315

Auto Parts & Equipment — 0.0% (g)
Aptiv plc, (Ireland) (a)	52	3,532
Magna International, Inc., (Canada)	26	995
Titan International, Inc. (a)	83	849

		5,376

Distribution/Wholesale — 0.1%
Copart, Inc. (a)	125	6,126
Fastenal Co.	174	7,308
LKQ Corp.	47	1,722
Pool Corp.	5	1,551
Toromont Industries Ltd., (Canada)	8	702
Watsco, Inc.	5	2,023
WW Grainger, Inc.	7	6,775

		26,207

Entertainment — 0.1%
DraftKings, Inc., Class A (a)	87	3,715
Flutter Entertainment plc (a)	36	10,404
Live Nation Entertainment, Inc. (a)	44	6,727

		20,846

Home Builders — 1.4%
DR Horton, Inc.	828	106,702
Lennar Corp., Class A	692	76,547
NVR, Inc. (a)	9	63,399
PulteGroup, Inc.	591	62,300

		308,948

Leisure Time — 0.2%
Carnival Corp. (a)	511	14,366
Norwegian Cruise Line Holdings Ltd. (a)	91	1,838
Royal Caribbean Cruises Ltd.	112	35,148

		51,352

SECURITY DESCRIPTION	SHARES	VALUE ($)

Lodging — 0.3%
Hilton Worldwide Holdings, Inc.	106	28,292
Hyatt Hotels Corp., Class A	20	2,772
Las Vegas Sands Corp.	59	2,564
Marriott International, Inc., Class A	104	28,423

		62,051

Retail — 4.6%
Alimentation Couche-Tard, Inc., (Canada)	73	3,614
AutoZone, Inc. (a)	4	12,996
Best Buy Co., Inc.	44	2,922
Burlington Stores, Inc. (a)	13	3,112
Canadian Tire Corp. Ltd., (Canada), Class A	5	676
Carvana Co., Class A (a)	27	9,040
Chipotle Mexican Grill, Inc., Class A (a)	291	16,355
Costco Wholesale Corp.	81	80,298
Darden Restaurants, Inc.	28	6,007
Dick’s Sporting Goods, Inc.	12	2,420
Dollar General Corp.	27	3,053
Dollar Tree, Inc. (a)	23	2,266
Dollarama, Inc., (Canada)	27	3,734
Domino’s Pizza, Inc.	6	2,563
Ferguson Enterprises, Inc.	30	6,501
Genuine Parts Co.	30	3,686
Home Depot, Inc. (The)	219	80,201
Lowe’s Cos., Inc.	121	26,902
Lululemon Athletica, Inc., (Canada) (a)	23	5,504
McDonald’s Corp.	158	46,114
O’Reilly Automotive, Inc. (a)	182	16,364
Restaurant Brands International, Inc., (Canada)	30	1,973
Ross Stores, Inc.	69	8,843
Starbucks Corp.	251	22,964
Target Corp.	53	5,224
TJX Cos., Inc. (The)	492	60,705
Tractor Supply Co.	106	5,598
Ulta Beauty, Inc. (a)	9	4,390
Walmart, Inc.	5,892	576,168
Williams-Sonoma, Inc.	27	4,351
Yum! Brands, Inc.	57	8,483

		1,033,027

Total Consumer Cyclical		1,893,547

Consumer Non-cyclical — 16.0%
Agriculture — 0.6%
Altria Group, Inc.	177	10,374
Archer-Daniels-Midland Co.	69	3,622
Bunge Global SA	20	1,580
Philip Morris International, Inc.	679	123,585

		139,161

SEE NOTES TO FINANCIAL STATEMENTS.

2	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Beverages — 1.3%
Brown-Forman Corp., Class B	42	1,130
Coca-Cola Co. (The)	2,693	190,560
Constellation Brands, Inc., Class A	50	8,113
Keurig Dr Pepper, Inc.	406	13,432
Molson Coors Beverage Co., Class B	49	2,363
Monster Beverage Corp. (a)	231	14,452
PepsiCo., Inc.	452	59,638

		289,688

Biotechnology — 1.0%
Alnylam Pharmaceuticals, Inc. (a)	48	15,500
Amgen, Inc.	204	56,875
Biogen, Inc. (a)	57	7,107
BioMarin Pharmaceutical, Inc. (a)	69	3,817
Corteva, Inc.	82	6,128
Gilead Sciences, Inc.	462	51,237
Illumina, Inc. (a)	47	4,532
Incyte Corp. (a)	60	4,086
Regeneron Pharmaceuticals, Inc.	40	20,856
Royalty Pharma plc, Class A	29	1,039
United Therapeutics Corp. (a)	14	4,127
Vertex Pharmaceuticals, Inc. (a)	95	42,149

		217,453

Commercial Services — 0.6%
Automatic Data Processing, Inc.	65	20,095
Block, Inc., Class A (a)	65	4,400
Booz Allen Hamilton Holding Corp., Class A	18	1,913
Cadiz, Inc. (a)	19	58
Cintas Corp.	61	13,684
Corpay, Inc. (a)	8	2,531
Element Fleet Management Corp., (Canada)	39	971
Equifax, Inc.	20	5,227
Global Payments, Inc.	28	2,228
Moody’s Corp.	22	10,842
PayPal Holdings, Inc. (a)	113	8,412
Quanta Services, Inc.	23	8,719
RB Global, Inc.	18	1,879
Rollins, Inc.	68	3,821
S&P Global, Inc.	38	20,021
Toast, Inc., Class A (a)	56	2,465
TransUnion	35	3,123
U-Haul Holding Co., Class B	21	1,120
United Rentals, Inc.	11	7,972
Verisk Analytics, Inc., Class A	21	6,641

		126,122

Cosmetics/Personal Care — 0.8%
Colgate-Palmolive Co.	80	7,309
Estee Lauder Cos., Inc. (The), Class A	25	2,042
Kenvue, Inc.	215	4,499
Procter & Gamble Co. (The)	1,023	162,985

		176,835

SECURITY DESCRIPTION	SHARES	VALUE ($)

Food — 0.2%
Albertsons Cos., Inc., Class A	62	1,331
Conagra Brands, Inc.	40	822
Empire Co. Ltd., (Canada), Class A	12	512
General Mills, Inc.	52	2,717
George Weston Ltd., (Canada)	6	1,125
Hershey Co. (The)	13	2,146
Hormel Foods Corp.	36	1,074
J M Smucker Co. (The)	5	494
Kellanova	37	2,970
Kraft Heinz Co. (The)	139	3,599
Kroger Co. (The)	85	6,133
Loblaw Cos. Ltd., (Canada)	14	2,377
McCormick & Co., Inc.	16	1,225
Metro, Inc., (Canada)	20	1,574
Mondelez International, Inc., Class A	160	10,764
Saputo, Inc., (Canada)	24	494
Sysco Corp.	54	4,111
The Campbell’s Company	1	45
Tyson Foods, Inc., Class A	46	2,559

		46,072

Healthcare — Products — 4.4%
Abbott Laboratories	782	106,300
Agilent Technologies, Inc.	89	10,476
Align Technology, Inc. (a)	7	1,366
Avantor, Inc. (a)	214	2,875
Baxter International, Inc.	68	2,069
Boston Scientific Corp. (a)	2,455	263,680
Cooper Cos., Inc. (The) (a)	17	1,221
Danaher Corp.	1,457	287,736
Edwards Lifesciences Corp. (a)	89	6,998
GE HealthCare Technologies, Inc.	69	5,101
Hologic, Inc. (a)	29	1,908
IDEXX Laboratories, Inc. (a)	12	6,310
Insulet Corp. (a)	11	3,401
Intuitive Surgical, Inc. (a)	137	74,437
Medtronic plc, (Ireland)	215	18,714
Natera, Inc. (a)	47	7,967
ResMed, Inc.	22	5,600
Revvity, Inc.	38	3,713
Solventum Corp. (a)	16	1,214
STERIS plc	12	2,907
Stryker Corp.	237	93,803
Thermo Fisher Scientific, Inc.	176	71,410
Waters Corp. (a)	16	5,679
West Pharmaceutical Services, Inc.	21	4,593
Zimmer Biomet Holdings, Inc.	26	2,415

		991,893

Healthcare — Services — 1.7%
Centene Corp. (a)	184	10,008
Cigna Group (The)	32	10,444
DaVita, Inc. (a)	2	340
Elevance Health, Inc.	88	34,177

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	3

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Healthcare — Services — continued
HCA Healthcare, Inc.	21	8,133
Humana, Inc.	47	11,438
IQVIA Holdings, Inc. (a)	56	8,837
Labcorp Holdings, Inc.	7	1,824
Molina Healthcare, Inc. (a)	20	6,106
Quest Diagnostics, Inc.	12	2,131
UnitedHealth Group, Inc.	953	297,259
Universal Health Services, Inc., Class B	5	970

		391,667

Household Products/Wares — 0.0% (g)
Avery Dennison Corp.	10	1,771
Church & Dwight Co., Inc.	20	1,965
Clorox Co. (The)	6	728
Kimberly-Clark Corp.	33	4,279

		8,743

Pharmaceuticals — 5.4%
AbbVie, Inc.	655	121,662
Becton Dickinson & Co.	46	7,987
Bristol-Myers Squibb Co.	1,112	51,463
Cardinal Health, Inc.	29	4,826
Cencora, Inc.	23	6,810
CVS Health Corp.	3,573	246,482
Dexcom, Inc. (a)	58	5,069
Eli Lilly & Co.	434	338,664
Johnson & Johnson	1,323	202,027
McKesson Corp.	14	10,449
Merck & Co., Inc.	1,372	108,576
Neurocrine Biosciences, Inc. (a)	34	4,316
Pfizer, Inc.	3,135	75,994
Viatris, Inc.	509	4,545
Zoetis, Inc., Class A	240	37,449

		1,226,319

Total Consumer Non-cyclical		3,613,953

Energy — 4.0%
Coal — 0.0% (g)
Hallador Energy Co. (a)	9	138

Energy — Alternate Sources — 0.0% (g)
First Solar, Inc. (a)	44	7,248
Montauk Renewables, Inc. (a)	18	41
Spruce Power Holding Corp. (a)	2	4
XPLR Infrastructure LP	27	221

		7,514

Oil & Gas — 3.0%
ARC Resources Ltd., (Canada)	56	1,188
Canadian Natural Resources Ltd., (Canada)	201	6,323
Cenovus Energy, Inc., (Canada)	131	1,778
Chevron Corp.	898	128,517
ConocoPhillips	693	62,149
Coterra Energy, Inc.	398	10,102

SECURITY DESCRIPTION	SHARES	VALUE ($)

Oil & Gas — continued
Devon Energy Corp.	336	10,691
Diamondback Energy, Inc.	102	14,074
EOG Resources, Inc.	299	35,708
EQT Corp.	311	18,123
Expand Energy Corp.	116	13,531
Exxon Mobil Corp.	2,349	253,245
Hess Corp.	154	21,362
Imperial Oil Ltd., (Canada)	17	1,361
Marathon Petroleum Corp.	167	27,678
Occidental Petroleum Corp.	377	15,851
Phillips 66	215	25,671
Suncor Energy, Inc., (Canada)	119	4,444
Texas Pacific Land Corp.	10	10,931
Tourmaline Oil Corp., (Canada)	34	1,638
Valero Energy Corp.	167	22,424
Whitecap Resources, Inc., (Canada), Class Common S	119	797

		687,586

Oil & Gas Services — 0.3%
Baker Hughes Co., Class A	542	20,762
Halliburton Co.	494	10,059
Schlumberger NV	743	25,118

		55,939

Pipelines — 0.7%
Cheniere Energy, Inc.	117	28,600
Enbridge, Inc., (Canada)	209	9,469
Keyera Corp., (Canada)	22	721
Kinder Morgan, Inc.	1,061	31,185
ONEOK, Inc.	324	26,485
Pembina Pipeline Corp., (Canada), Class Common S	56	2,084
Targa Resources Corp.	112	19,474
TC Energy Corp., (Canada)	100	4,865
Williams Cos., Inc. (The)	646	40,605

		163,488

Total Energy		914,665

Financial — 9.1%
Banks — 3.2%
Bank of America Corp.	2,908	137,623
Bank of Montreal, (Canada)	69	7,689
Bank of New York Mellon Corp. (The)	95	8,676
Bank of Nova Scotia (The), (Canada)	119	6,600
Canadian Imperial Bank of Commerce, (Canada)	90	6,395
Citigroup, Inc.	389	33,109
Citizens Financial Group, Inc.	124	5,539
Fifth Third Bancorp	358	14,720
First Citizens BancShares, Inc., Class A	3	5,406
Goldman Sachs Group, Inc. (The)	38	27,150
Huntington Bancshares, Inc.	342	5,737

SEE NOTES TO FINANCIAL STATEMENTS.

4	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Banks — continued
KeyCorp.	490	8,535
M&T Bank Corp.	34	6,686
Morgan Stanley	148	20,893
National Bank of Canada, (Canada)	37	3,862
Northern Trust Corp.	37	4,647
PNC Financial Services Group, Inc. (The)	172	32,098
Regions Financial Corp.	230	5,417
Royal Bank of Canada, (Canada)	136	17,870
State Street Corp.	47	4,987
Toronto-Dominion Bank (The), (Canada)	168	12,346
Truist Financial Corp.	220	9,455
US Bancorp	646	29,248
Wells Fargo & Co.	3,745	300,063

		714,751

Diversified Financial Services — 3.2%
American Express Co.	70	22,401
Ameriprise Financial, Inc.	13	6,672
Apollo Global Management, Inc.	1,569	222,546
Ares Management Corp., Class A	29	4,941
Blackrock, Inc.	2	1,983
Brookfield Asset Management Ltd., Class A	39	2,167
Capital One Financial Corp.	810	172,240
Cboe Global Markets, Inc.	12	2,778
Charles Schwab Corp. (The)	213	19,428
CME Group, Inc., Class A	47	12,978
Coinbase Global, Inc., Class A (a)	82	28,737
IGM Financial, Inc., (Canada)	8	252
Interactive Brokers Group, Inc., Class A	49	2,728
Intercontinental Exchange, Inc.	76	13,989
LPL Financial Holdings, Inc.	10	3,640
Mastercard, Inc., Class A	151	84,941
Nasdaq, Inc.	79	7,106
Raymond James Financial, Inc.	32	4,940
Synchrony Financial	70	4,691
T Rowe Price Group, Inc.	34	3,247
TMX Group Ltd., (Canada)	27	1,133
Tradeweb Markets, Inc., Class A	16	2,353
Visa, Inc., Class A	258	91,711

		717,602

Insurance — 1.1%
Aflac, Inc.	87	9,149
Allstate Corp. (The)	38	7,584
American Financial Group, Inc.	9	1,180
American International Group, Inc.	82	7,027
Aon plc, (United Kingdom), Class A	21	7,471
Arch Capital Group Ltd., (Bermuda)	50	4,550
Arthur J Gallagher & Co.	31	9,925
Berkshire Hathaway, Inc., Class B (a)	156	75,835
Brown & Brown, Inc.	31	3,485
Chubb Ltd., (Switzerland)	43	12,422
Cincinnati Financial Corp.	20	2,959

SECURITY DESCRIPTION	SHARES	VALUE ($)

Insurance — continued
Equitable Holdings, Inc.	35	1,974
Erie Indemnity Co., Class A	2	568
Everest Group Ltd., (Bermuda)	6	2,165
Fairfax Financial Holdings Ltd., (Canada)	2	3,417
Fidelity National Financial, Inc.	39	2,202
Great-West Lifeco, Inc., (Canada)	27	1,009
Hartford Insurance Group, Inc. (The)	43	5,498
iA Financial Corp., Inc., (Canada)	9	983
Intact Financial Corp., (Canada)	17	3,967
Loews Corp.	36	3,309
Manulife Financial Corp., (Canada)	165	5,282
Markel Group, Inc. (a)	2	3,531
Marsh & McLennan Cos., Inc.	54	11,853
MetLife, Inc.	107	8,590
Power Corp. of Canada, (Canada)	53	2,086
Principal Financial Group, Inc.	44	3,464
Progressive Corp. (The)	105	28,116
Prudential Financial, Inc.	41	4,436
Sun Life Financial, Inc., (Canada)	55	3,658
Travelers Cos., Inc. (The)	32	8,428
Willis Towers Watson plc, (United Kingdom)	12	3,525
WR Berkley Corp.	45	3,276

		252,924

Private Equity — 0.2%
Blackstone, Inc.	142	21,276
Brookfield Corp., (Canada)	131	8,082
Carlyle Group, Inc. (The)	41	2,105
KKR & Co., Inc.	74	9,778

		41,241

Real Estate — 0.0% (g)
CBRE Group, Inc., Class A (a)	38	5,365
CoStar Group, Inc. (a)	39	3,157
FirstService Corp., (Canada)	4	686

		9,208

REITS — 1.4%
Alexandria Real Estate Equities, Inc.	18	1,313
American Homes 4 Rent, Class A	33	1,176
American Tower Corp.	863	190,830
Annaly Capital Management, Inc.	143	2,690
AvalonBay Communities, Inc.	14	2,881
BXP, Inc.	19	1,286
Camden Property Trust	10	1,120
Crown Castle, Inc.	47	4,799
Digital Realty Trust, Inc.	39	6,811
Equinix, Inc.	42	33,718
Equity LifeStyle Properties, Inc.	4	261
Equity Residential	36	2,412
Essex Property Trust, Inc.	6	1,601
Extra Space Storage, Inc.	24	3,522

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	5

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
REITS — continued
Gaming and Leisure Properties, Inc.	27	1,254
Healthpeak Properties, Inc.	86	1,502
Invitation Homes, Inc.	55	1,812
Iron Mountain, Inc.	32	3,324
Kimco Realty Corp.	100	2,109
Mid-America Apartment Communities, Inc.	12	1,741
Prologis, Inc.	108	11,391
Public Storage	17	4,904
Realty Income Corp.	121	6,947
Regency Centers Corp.	13	955
SBA Communications Corp., Class A	9	2,153
Simon Property Group, Inc.	39	6,217
Sun Communities, Inc.	9	1,159
UDR, Inc.	26	1,050
Ventas, Inc.	49	3,078
VICI Properties, Inc., Class A	157	5,109
Welltower, Inc.	78	12,018
Weyerhaeuser Co.	81	2,080
WP Carey, Inc.	29	1,790

		325,013

Total Financial		2,060,739

Industrial — 5.9%
Aerospace/Defense — 1.2%
Boeing Co. (The) (a)	184	38,477
CAE, Inc., (Canada) (a)	29	856
General Dynamics Corp.	58	16,967
General Electric Co.	261	67,180
HEICO Corp.	8	2,583
HEICO Corp., Class A	9	2,340
Howmet Aerospace, Inc.	94	17,570
L3Harris Technologies, Inc.	45	11,390
Lockheed Martin Corp.	51	23,524
Northrop Grumman Corp.	33	16,685
RTX Corp.	333	48,619
TransDigm Group, Inc.	13	20,039

		266,230

Building Materials — 0.3%
Builders FirstSource, Inc. (a)	17	1,969
Carrier Global Corp.	126	9,243
CRH plc	85	7,842
Johnson Controls International plc	103	10,861
Lennox International, Inc.	4	2,337
Martin Marietta Materials, Inc.	8	4,292
Masco Corp.	22	1,423
Owens Corning	12	1,667
Trane Technologies plc, (Ireland)	35	15,140
Vulcan Materials Co.	17	4,517
West Fraser Timber Co. Ltd., (Canada)	5	381

		59,672

SECURITY DESCRIPTION	SHARES	VALUE ($)

Electrical Components & Equipment — 0.2%
AMETEK, Inc.	33	5,919
Eaton Corp. plc, (Ireland)	60	21,543
Emerson Electric Co.	89	11,879

		39,341

Electronics — 1.6%
Allegion plc, (Ireland)	9	1,253
Amphenol Corp., Class A	498	49,175
Celestica, Inc., (Canada) (a)	11	1,730
Fortive Corp.	55	2,852
Garmin Ltd., (Switzerland)	33	6,831
Honeywell International, Inc.	1,005	233,956
Hubbell, Inc., Class B	7	2,885
Jabil, Inc.	46	9,934
Keysight Technologies, Inc. (a)	65	10,721
Mettler-Toledo International, Inc. (a)	6	6,513
Ralliant Corp. (a)	14	665
TE Connectivity plc, (Ireland)	125	21,073
Trimble, Inc. (a)	97	7,373

		354,961

Engineering & Construction — 0.0% (g)
AECOM	21	2,370
EMCOR Group, Inc.	7	3,675
Jacobs Solutions, Inc.	31	4,024
Stantec, Inc., (Canada)	11	1,193
Star Group LP	8	99
WSP Global, Inc., (Canada)	12	2,547

		13,908

Environmental Control — 0.2%
GFL Environmental, Inc., (Canada)	20	1,010
Pentair plc, (United Kingdom)	22	2,283
Pure Cycle Corp. (a)	6	62
Republic Services, Inc., Class A	39	9,566
Veralto Corp.	43	4,312
Waste Connections, Inc., (Canada)	47	8,813
Waste Management, Inc.	68	15,515

		41,561

Hand/Machine Tools — 0.0% (g)
Snap-on, Inc.	7	2,307

Machinery — Construction & Mining — 0.2%
Caterpillar, Inc.	76	29,470
GE Vernova, Inc.	43	22,537
Vertiv Holdings Co., Class A	55	7,035

		59,042

Machinery — Diversified — 1.4%
AGCO Corp.	104	10,711
Alamo Group, Inc.	17	3,675
CNH Industrial NV, (United Kingdom)	1,592	20,635
Deere & Co.	483	245,647
Dover Corp.	19	3,470

SEE NOTES TO FINANCIAL STATEMENTS.

6	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Machinery — Diversified — continued
Graco, Inc.	16	1,344
IDEX Corp.	7	1,261
Ingersoll Rand, Inc.	62	5,119
Lindsay Corp.	18	2,563
Nordson Corp.	6	1,389
Otis Worldwide Corp.	53	5,223
Rockwell Automation, Inc.	17	5,497
Toro Co. (The)	163	11,556
Westinghouse Air Brake Technologies Corp.	31	6,385
Xylem, Inc.	38	4,907

		329,382

Miscellaneous Manufacturers — 0.3%
3M Co.	84	12,825
Axon Enterprise, Inc. (a)	18	14,907
Carlisle Cos., Inc.	6	2,264
Illinois Tool Works, Inc.	40	9,899
Parker-Hannifin Corp.	21	14,742
Teledyne Technologies, Inc. (a)	18	9,159
Textron, Inc.	35	2,811

		66,607

Packaging & Containers — 0.1%
Amcor plc, (Switzerland)	377	3,461
Ball Corp.	47	2,626
CCL Industries, Inc., (Canada), Class B	14	827
Crown Holdings, Inc.	16	1,669
Packaging Corp. of America	14	2,640
Smurfit WestRock plc, (Ireland)	69	2,957

		14,180

Shipbuilding — 0.0% (g)
Huntington Ingalls Industries, Inc.	4	849

Transportation — 0.4%
Canadian National Railway Co., (Canada)	51	5,336
Canadian Pacific Kansas City Ltd., (Canada)	89	7,082
CH Robinson Worldwide, Inc.	21	2,023
CSX Corp.	330	10,769
Expeditors International of Washington, Inc.	25	2,862
FedEx Corp.	41	9,410
JB Hunt Transport Services, Inc.	21	3,018
Norfolk Southern Corp.	41	10,473
Old Dominion Freight Line, Inc.	28	4,580
TFI International, Inc., (Canada)	8	689
Union Pacific Corp.	99	22,810
United Parcel Service, Inc., Class B	127	12,822

		91,874

Total Industrial		1,339,914

Technology — 33.7%
Computers — 7.2%
Accenture plc, (Ireland), Class A	200	59,906
Apple, Inc.	6,125	1,256,599
CGI, Inc., (Canada), Class A	19	2,020

SECURITY DESCRIPTION	SHARES	VALUE ($)

Computers — continued
Cognizant Technology Solutions Corp., Class A	165	12,914
Crowdstrike Holdings, Inc., Class A (a)	104	53,198
Dell Technologies, Inc., Class C	132	16,194
Fortinet, Inc. (a)	271	28,676
Gartner, Inc. (a)	24	9,582
Hewlett Packard Enterprise Co.	558	11,403
HP, Inc.	392	9,599
International Business Machines Corp.	300	88,385
Leidos Holdings, Inc.	20	3,128
NetApp, Inc.	82	8,693
Okta, Inc., Class A (a)	50	4,981
Pure Storage, Inc., Class A (a)	124	7,164
Seagate Technology Holdings plc	88	12,649
Super Micro Computer, Inc. (a)	206	10,115
Western Digital Corp.	149	9,538
Zscaler, Inc. (a)	43	13,542

		1,618,286

Office/Business Equip — 0.0% (g)
Zebra Technologies Corp., Class A (a)	21	6,411

Semiconductors — 13.2%
Advanced Micro Devices, Inc. (a)	716	101,563
Analog Devices, Inc.	220	52,284
Applied Materials, Inc.	356	65,170
Broadcom, Inc.	1,970	543,142
Entegris, Inc.	59	4,767
Intel Corp.	1,915	42,901
KLA Corp.	58	52,218
Lam Research Corp.	561	54,650
Marvell Technology, Inc.	545	42,159
Microchip Technology, Inc.	231	16,269
Micron Technology, Inc.	495	61,019
Monolithic Power Systems, Inc.	21	15,017
NVIDIA Corp.	11,054	1,746,415
NXP Semiconductors NV, (Netherlands)	110	24,136
ON Semiconductor Corp. (a)	182	9,538
QUALCOMM, Inc.	486	77,473
Teradyne, Inc.	65	5,863
Texas Instruments, Inc.	401	83,187

		2,997,771

Software — 13.3%
Adobe, Inc. (a)	178	68,948
Akamai Technologies, Inc. (a)	49	3,883
ANSYS, Inc. (a)	36	12,565
AppLovin Corp., Class A (a)	151	52,967
Atlassian Corp., (Australia), Class A (a)	69	13,917
Autodesk, Inc. (a)	89	27,577
Bentley Systems, Inc., Class B	52	2,805
Broadridge Financial Solutions, Inc.	24	5,942
Cadence Design Systems, Inc. (a)	114	35,209
Cloudflare, Inc., Class A (a)	101	19,688
Constellation Software, Inc., (Canada)	2	7,077

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	7

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Software — continued
Datadog, Inc., Class A (a)	119	15,922
Descartes Systems Group, Inc. (The), (Canada) (a)	8	836
DocuSign, Inc., Class A (a)	79	6,176
Dynatrace, Inc. (a)	125	6,897
Electronic Arts, Inc.	62	9,922
Fair Isaac Corp. (a)	10	18,466
Fidelity National Information Services, Inc.	67	5,482
Fiserv, Inc. (a)	64	11,052
HubSpot, Inc. (a)	20	11,192
Intuit, Inc.	118	93,073
Jack Henry & Associates, Inc.	6	1,092
Microsoft Corp.	3,745	1,862,768
MicroStrategy, Inc., Class A (a)	104	42,091
MongoDB, Inc., Class A (a)	25	5,310
MSCI, Inc., Class A	10	5,657
Nutanix, Inc., Class A (a)	103	7,878
Open Text Corp., (Canada)	25	729
Oracle Corp.	709	155,072
Palantir Technologies, Inc., Class A (a)	901	122,759
Paychex, Inc.	47	6,872
Paycom Software, Inc.	7	1,588
PTC, Inc. (a)	47	8,052
ROBLOX Corp., Class A (a)	133	14,034
Roper Technologies, Inc.	46	25,934
Salesforce, Inc.	405	110,392
Samsara, Inc., Class A (a)	108	4,309
ServiceNow, Inc. (a)	87	89,600
Snowflake, Inc., Class A (a)	102	22,827
SS&C Technologies Holdings, Inc.	42	3,473
Synopsys, Inc. (a)	64	32,832
Take-Two Interactive Software, Inc. (a)	45	10,930
Twilio, Inc., Class A (a)	49	6,035
Tyler Technologies, Inc. (a)	18	10,840
Veeva Systems, Inc., Class A (a)	19	5,510
Workday, Inc., Class A (a)	98	23,577
Zoom Communications, Inc., Class A (a)	103	8,062

		3,017,819

Total Technology		7,640,287

Utilities — 2.4%
Electric — 2.2%
AES Corp. (The)	206	2,168
ALLETE, Inc.	17	1,077
Alliant Energy Corp.	91	5,523
Ameren Corp.	106	10,221
American Electric Power Co., Inc.	221	22,886
Avista Corp.	23	882
Black Hills Corp.	21	1,183
Brookfield Renewable Corp.	13	434
CenterPoint Energy, Inc.	262	9,630
Clearway Energy, Inc., Class A	10	317
Clearway Energy, Inc., Class C	24	762

SECURITY DESCRIPTION	SHARES	VALUE ($)

Electric — continued
CMS Energy Corp.	108	7,512
Consolidated Edison, Inc.	149	14,987
Constellation Energy Corp.	126	40,593
Dominion Energy, Inc.	344	19,459
DTE Energy Co.	84	11,109
Duke Energy Corp.	322	38,021
Edison International	155	7,988
Emera, Inc., (Canada)	29	1,311
Entergy Corp.	178	14,828
Evergy, Inc.	87	6,011
Eversource Energy	148	9,397
Exelon Corp.	416	18,078
FirstEnergy Corp.	226	9,115
Fortis, Inc., (Canada)	48	2,291
Genie Energy Ltd., Class B	4	102
Hawaiian Electric Industries, Inc. (a)	50	535
Hydro One Ltd., (Canada) (e)	32	1,142
IDACORP, Inc., Class Rights	16	1,811
MGE Energy, Inc.	10	928
NextEra Energy, Inc.	826	57,320
Northwestern Energy Group, Inc.	18	908
NRG Energy, Inc.	83	13,332
OGE Energy Corp.	58	2,588
Oklo, Inc., Class A (a)	18	1,020
Ormat Technologies, Inc.	17	1,385
Otter Tail Corp.	11	841
PG&E Corp.	889	12,399
Pinnacle West Capital Corp.	34	3,069
Portland General Electric Co.	32	1,286
PPL Corp.	304	10,292
Public Service Enterprise Group, Inc.	197	16,606
Sempra	264	20,015
Southern Co. (The)	455	41,764
Talen Energy Corp. (a)	11	3,054
TXNM Energy, Inc.	27	1,513
Unitil Corp.	5	250
Vistra Corp.	137	26,486
WEC Energy Group, Inc.	125	12,992
Xcel Energy, Inc.	233	15,894

		503,315

Gas — 0.1%
AltaGas Ltd., (Canada)	29	832
Atmos Energy Corp.	59	9,065
Canadian Utilities Ltd., (Canada), Class A	13	354
Chesapeake Utilities Corp.	7	803
MDU Resources Group, Inc.	56	938
National Fuel Gas Co.	25	2,104
New Jersey Resources Corp.	29	1,301
NiSource, Inc.	174	7,015
Northwest Natural Holding Co.	11	457
ONE Gas, Inc.	17	1,248
RGC Resources, Inc.	2	41
Southwest Gas Holdings, Inc.	17	1,237
Spire, Inc.	17	1,222
UGI Corp.	62	2,269

		28,886

SEE NOTES TO FINANCIAL STATEMENTS.

8	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Water — 0.1%
American States Water Co.	11	862
American Water Works Co., Inc.	75	10,461
Artesian Resources Corp., Class A	3	89
California Water Service Group	17	783
Consolidated Water Co. Ltd., (Cayman Islands)	4	125
Essential Utilities, Inc.	89	3,298
H2O America	9	488
Middlesex Water Co.	5	271
York Water Co. (The)	4	134

		16,511

Total Utilities		548,712

Total Common Stocks (Cost $16,495,645)		22,603,608

	NUMBER OF WARRANTS
Warrant — 0.0% (g)
Technology — 0.0% (g)
Software — 0.0% (g)
Constellation Software, Inc. (Canada), expiring 03/31/2040 (a) (Cost $0)	1	—

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Short-Term Investments — 0.3%
Time Deposits — 0.3%
Australia & New Zealand Banking Group Ltd., 3.68%, 07/01/2025		9,296	9,296
Brown Brothers Harriman, 3.68%, 07/01/2025		— (h)	— (h)
Citibank NA, 3.68%, 07/01/2025		19,219	19,219
Royal Bank of Canada,
1.55%, 07/02/2025	CAD	98	72
3.68%, 07/01/2025		8,401	8,401
Skandinaviska Enskilda Banken AB, 3.68%, 07/01/2025		325	325
Sumitomo Mitsui Banking Corp., 3.68%, 07/01/2025		7,456	7,456
Sumitomo Mitsui Trust Bank Ltd., 3.68%, 07/01/2025		30,415	30,415

Total Short-Term Investments (Cost $75,184)			75,184

Total Investments — 100.0% (Cost — $16,570,829)			22,678,792

Liabilities in Excess of Other Assets — (0.0)% (g)			(15,364)

NET ASSETS — 100.0%			$22,663,428

Percentages indicated are based on net assets.

Futures contracts outstanding as of June 30, 2025:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
CME Micro E-mini Russell 2000 Index	37	09/2025	USD	404	2
E-mini Consumer Discretionary Select Sector Index	9	09/2025	USD	1,979	16
E-mini Consumer Staples Select Sector Index	3	09/2025	USD	247	—	(h)
E-mini Energy Select Sector Index	14	09/2025	USD	1,277	(23)
E-mini Financial Select Sector Index	2	09/2025	USD	320	6
E-mini Health Care Select Sector Index	13	09/2025	USD	1,780	4
E-mini Industrial Select Sector Index	10	09/2025	USD	1,478	23
E-mini Russell 1000 Value Index	1	09/2025	USD	96	—	(h)
E-mini Russell 2000 Index	2	09/2025	USD	217	2
E-mini Technology Select Sector Index	17	09/2025	USD	4,300	81
E-mini Utilities Select Sector Index	14	09/2025	USD	1,153	10
Micro E-mini NASDAQ 100 Index	122	09/2025	USD	5,501	85
Micro E-mini S&P 500 Index	27	09/2025	USD	832	12
S&P 500 E-mini Index	60	09/2025	USD	18,489	273
S&P Mid 400 E-mini Index	1	09/2025	USD	304	8
S&P Toronto Stock Exchange 60 Index	4	09/2025	CAD	933	7

Total unrealized appreciation (depreciation)					506

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	9

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025

REIT	— Real Estate Investment Trust
(a)	— Non-income producing security.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than 500 shares or principal/ $500.
CAD	— Canadian Dollar
USD	— United States Dollar

Summary of Investments by Industry, June 30, 2025

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Internet	16.9%

Software	13.3%

Semiconductors	13.2%

Computers	7.2%

Pharmaceuticals	5.4%

Retail	4.6%

Healthcare — Products	4.4%

Banks	3.2%

Diversified Financial Services	3.2%

Oil & Gas	3.0%

Telecommunications	2.2%

Electric	2.2%

Healthcare — Services	1.7%

Auto Manufacturers	1.6%

Electronics	1.6%

Machinery — Diversified	1.4%

REITS	1.4%

Home Builders	1.4%

Beverages	1.3%

Aerospace/Defense	1.2%

Insurance	1.1%

Biotechnology	1.0%

Others (Each less than 1.0%)	7.2%

Short-Term Investments	0.3%

SEE NOTES TO FINANCIAL STATEMENTS.

10	SIX CIRCLES TRUST	JUNE 30, 2025

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — 98.1%
Australia — 1.7%
ANZ Group Holdings Ltd.	365	6,995
APA Group	161	867
Aristocrat Leisure Ltd.	69	2,977
ASX Ltd.	24	1,101
BHP Group Ltd.	627	15,078
BlueScope Steel Ltd.	54	815
Brambles Ltd.	169	2,614
CAR Group Ltd.	47	1,158
Cochlear Ltd.	8	1,601
Coles Group Ltd.	166	2,274
Commonwealth Bank of Australia	206	25,100
Computershare Ltd.	65	1,701
CSL Ltd.	60	9,449
Evolution Mining Ltd.	246	1,279
Fortescue Ltd.	208	2,089
Goodman Group REIT	251	5,653
Insurance Australia Group Ltd.	290	1,725
Lottery Corp. Ltd. (The)	277	973
Macquarie Group Ltd.	45	6,722
Medibank Pvt Ltd.	337	1,119
National Australia Bank Ltd.	377	9,769
Northern Star Resources Ltd.	167	2,066
Origin Energy Ltd.	213	1,512
Pro Medicus Ltd.	7	1,330
Qantas Airways Ltd.	92	649
QBE Insurance Group Ltd.	185	2,853
REA Group Ltd.	7	1,041
Reece Ltd.	28	260
Rio Tinto Ltd.	46	3,268
Santos Ltd.	407	2,050
Scentre Group REIT	638	1,500
SGH Ltd.	25	886
Sigma Healthcare Ltd.	571	1,124
Sonic Healthcare Ltd.	57	998
South32 Ltd.	552	1,055
Stockland REIT	295	1,041
Suncorp Group Ltd.	133	1,898
Telstra Group Ltd.	498	1,588
Transurban Group	384	3,537
Vicinity Ltd. REIT	476	778
Washington H Soul Pattinson & Co. Ltd.	29	805
Wesfarmers Ltd.	140	7,816
Westpac Banking Corp.	421	9,389
WiseTech Global Ltd.	25	1,777
Woodside Energy Group Ltd.	235	3,630
Woolworths Group Ltd.	151	3,091

		157,001

Austria — 0.3%
Erste Group Bank AG	208	17,747
OMV AG	55	3,013
Verbund AG	41	3,176

		23,936

SECURITY DESCRIPTION	SHARES	VALUE ($)

Belgium — 0.5%
Ageas SA	100	6,798
Elia Group SA, Class B	30	3,415
Groupe Bruxelles Lambert NV	56	4,806
KBC Group NV	156	16,060
Sofina SA	11	3,488
Syensqo SA	22	1,720
UCB SA	54	10,539

		46,826

Brazil — 0.2%
Ambev SA	257	631
B3 SA — Brasil Bolsa Balcao	284	763
Banco Bradesco SA	82	219
Banco BTG Pactual SA	65	507
Banco do Brasil SA	97	395
BB Seguridade Participacoes SA	36	238
BRF SA	26	96
Caixa Seguridade Participacoes S/A	31	84
Centrais Eletricas Brasileiras SA	62	462
Cia de Saneamento Basico do Estado de Sao Paulo SABESP (Registered)	25	540
CPFL Energia SA	15	110
Embraer SA	39	549
Energisa SA	16	142
Eneva SA (a)	40	100
Engie Brasil Energia SA	9	74
Equatorial Energia SA	67	441
JBS NV, Class A (a)	22	325
Klabin SA	42	144
Localiza Rent a Car SA	52	388
Motiva Infraestrutura de Mobilidade SA	57	145
Natura & Co. Holding SA (a)	56	114
NU Holdings Ltd./Cayman Islands, Class A (a)	172	2,358
Petroleo Brasileiro SA — Petrobras	200	1,253
PRIO SA (a)	44	342
Raia Drogasil SA	67	188
Rede D’Or Sao Luiz SA (e)	41	269
Rumo SA	67	228
Suzano SA	39	371
Telefonica Brasil SA	42	239
TIM SA	44	177
TOTVS SA	28	216
Ultrapar Participacoes SA	42	136
Vale SA (Registered)	195	1,888
Vibra Energia SA	52	207
WEG SA	91	715
XP, Inc., Class A	21	420

		15,474

Chile — 0.1%
Antofagasta plc	329	8,185
Banco de Chile	2,414	365

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	11

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Chile — continued
Banco de Credito e Inversiones SA	5	190
Banco Santander Chile	3,397	213
Cencosud SA	69	233
Empresas CMPC SA	58	89
Empresas Copec SA	20	137
Enel Americas SA	1,281	125
Enel Chile SA	1,425	105
Falabella SA	32	172
Latam Airlines Group SA	12,579	255

		10,069

China — 0.0% (g)
Silergy Corp.	17	207
Yangzijiang Shipbuilding Holdings Ltd.	326	569

		776

Colombia — 0.0% (g)
Grupo Cibest SA	13	164
Interconexion Electrica SA ESP	23	110

		274

Czech Republic — 0.0% (g)
CEZ A/S	9	523
Komercni Banka A/S	4	193
Moneta Money Bank A/S (e)	16	109

		825

Denmark — 4.2%
AP Moller — Maersk A/S, Class A	1	2,480
AP Moller — Maersk A/S, Class B	2	3,740
Coloplast A/S, Class B	8	724
Danske Bank A/S	467	19,069
Demant A/S (a)	5	216
DSV A/S	95	22,871
Genmab A/S (a)	60	12,476
Novo Nordisk A/S, Class B	4,188	290,203
Novonesis (Novozymes) B, Class B	107	7,683
Orsted A/S (a) (e)	101	4,354
Pandora A/S	44	7,680
ROCKWOOL A/S, Class B	44	2,063
Tryg A/S	228	5,902
Vestas Wind Systems A/S	471	7,078

		386,539

Egypt — 0.0% (g)
Commercial International Bank — Egypt (CIB)	122	208
Eastern Co. SAE	29	18
Talaat Moustafa Group	15	17

		243

Finland — 1.0%
Elisa OYJ	52	2,878
Fortum OYJ	273	5,116
Kone OYJ, Class B	159	10,456
Metso OYJ	288	3,734

SECURITY DESCRIPTION	SHARES	VALUE ($)

Finland — continued
Neste OYJ	124	1,678
Nordea Bank Abp	2,127	31,554
Orion OYJ, Class B	46	3,464
Sampo OYJ, Class A	1,640	17,646
Stora Enso OYJ, Class R	177	1,924
UPM-Kymmene OYJ	162	4,426
Wartsila OYJ Abp	236	5,567

		88,443

France — 13.1%
Aeroports de Paris SA	16	2,035
Air Liquide SA	366	75,483
Airbus SE	277	57,988
Alstom SA (a)	160	3,740
Amundi SA (e)	42	3,408
Arkema SA	17	1,273
AXA SA	1,199	58,892
BioMerieux	3	346
BNP Paribas SA	689	61,793
Bollore SE	258	1,621
Bouygues SA	89	4,020
Bureau Veritas SA	149	5,075
Cie de Saint-Gobain SA, Class A	209	24,609
Credit Agricole SA	718	13,591
Dassault Aviation SA	9	3,210
Edenred SE	163	5,078
Eiffage SA	32	4,516
Engie SA	1,100	25,849
EssilorLuxottica SA	18	4,914
Eurazeo SE	27	1,912
Getlink SE	140	2,710
Hermes International SCA	17	45,637
Ipsen SA	16	1,894
Kering SA	40	8,621
Legrand SA	122	16,390
L’Oreal SA	585	250,499
LVMH Moet Hennessy Louis Vuitton SE	146	76,529
Orange SA	7,333	111,673
Publicis Groupe SA	83	9,410
Renault SA	70	3,219
Rexel SA	104	3,192
Safran SA	168	54,786
Sanofi SA	470	45,535
Sartorius Stedim Biotech	2	423
Schneider Electric SE	255	68,481
Societe Generale SA	488	27,889
Teleperformance SE	25	2,439
Thales SA	43	12,766
TotalEnergies SE	769	46,982
Veolia Environnement SA	380	13,552
Vinci SA	231	34,035

		1,196,015

Germany — 16.5%
adidas AG	91	21,218
Allianz SE	261	106,079

SEE NOTES TO FINANCIAL STATEMENTS.

12	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Germany — continued
BASF SE	271	13,406
Bayer AG	416	12,539
Bayerische Motoren Werke AG	105	9,369
Beiersdorf AG	241	30,327
Brenntag SE	110	7,259
Commerzbank AG	601	18,952
Covestro AG (a)	55	3,879
CTS Eventim AG & Co. KGaA	23	2,825
Daimler Truck Holding AG	422	20,039
Deutsche Bank AG (Registered)	1,253	37,139
Deutsche Boerse AG	127	41,638
Deutsche Lufthansa AG (Registered)	531	4,510
Deutsche Post AG	853	39,523
Deutsche Telekom AG	5,103	186,780
E.ON SE	1,351	24,902
Evonik Industries AG	78	1,610
Fresenius Medical Care AG	13	762
Fresenius SE & Co. KGaA	25	1,280
GEA Group AG	131	9,161
Hannover Rueck SE	41	12,893
Heidelberg Materials AG	41	9,571
KION Group AG	— (h)	— (h)
Knorr-Bremse AG	64	6,237
Mercedes-Benz Group AG	262	15,267
Merck KGaA	55	7,100
MTU Aero Engines AG	48	21,249
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	91	58,790
Nemetschek SE	64	9,244
Rational AG	5	3,833
Rheinmetall AG	40	84,138
RWE AG	381	15,914
SAP SE	1,153	352,497
Scout24 SE (e)	27	3,769
Siemens AG	675	173,503
Siemens Energy AG (a)	1,094	127,837
Siemens Healthineers AG (e)	20	1,131
Symrise AG, Class A	40	4,229
Talanx AG	44	5,649

		1,506,048

Greece — 0.0% (g)
Alpha Bank SA	46	161
Eurobank Ergasias Services and Holdings SA	162	557
Hellenic Telecommunications Organization SA	9	169
JUMBO SA	7	241
Metlen Energy & Metals SA	6	302
National Bank of Greece SA	47	604
OPAP SA	11	248
Piraeus Financial Holdings SA	55	379
Public Power Corp. SA	10	164

		2,825

SECURITY DESCRIPTION	SHARES	VALUE ($)

Hong Kong — 0.8%
AIA Group Ltd.	1,320	11,955
BOC Hong Kong Holdings Ltd.	465	2,022
CK Asset Holdings Ltd.	241	1,063
CK Hutchison Holdings Ltd.	334	2,054
CK Infrastructure Holdings Ltd.	77	507
CLP Holdings Ltd.	201	1,693
Futu Holdings Ltd., ADR	8	938
Galaxy Entertainment Group Ltd.	266	1,186
Hang Seng Bank Ltd.	93	1,396
Henderson Land Development Co. Ltd.	183	643
HKT Trust & HKT Ltd.	459	686
Hong Kong & China Gas Co. Ltd.	1,362	1,145
Hong Kong Exchanges & Clearing Ltd.	148	7,960
Hongkong Land Holdings Ltd.	139	799
Jardine Matheson Holdings Ltd.	20	957
Link REIT	323	1,729
MTR Corp. Ltd.	183	656
Power Assets Holdings Ltd.	170	1,093
Prudential plc	1,766	22,105
Sino Land Co. Ltd.	448	477
SITC International Holdings Co. Ltd.	164	525
Sun Hung Kai Properties Ltd.	180	2,074
Swire Pacific Ltd., Class A	44	373
Techtronic Industries Co. Ltd.	180	1,986
WH Group Ltd. (Registered) (e)	1,038	1,000
Wharf Holdings Ltd. (The)	130	396
Wharf Real Estate Investment Co. Ltd.	209	593

		68,011

Hungary — 0.0% (g)
MOL Hungarian Oil & Gas plc	22	188
OTP Bank Nyrt	12	961
Richter Gedeon Nyrt	7	212

		1,361

India — 0.9%
ABB India Ltd.	3	196
Adani Enterprises Ltd.	8	255
Adani Ports & Special Economic Zone Ltd.	28	468
Adani Power Ltd. (a)	31	212
Alkem Laboratories Ltd.	2	138
Ambuja Cements Ltd.	32	214
APL Apollo Tubes Ltd.	9	190
Apollo Hospitals Enterprise Ltd.	6	472
Ashok Leyland Ltd.	76	220
Asian Paints Ltd.	21	574
Astral Ltd.	7	126
AU Small Finance Bank Ltd. (e)	19	184
Aurobindo Pharma Ltd. (a)	14	183
Avenue Supermarts Ltd. (a) (e)	9	461
Axis Bank Ltd.	123	1,720
Bajaj Auto Ltd.	3	337
Bajaj Finance Ltd.	150	1,636
Bajaj Finserv Ltd.	21	507
Bajaj Holdings & Investment Ltd.	2	264
Balkrishna Industries Ltd.	5	130

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	13

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
India — continued
Bank of Baroda	57	164
Bharat Electronics Ltd.	196	967
Bharat Forge Ltd.	14	208
Bharat Heavy Electricals Ltd.	56	174
Bharat Petroleum Corp. Ltd.	78	302
Bharti Airtel Ltd.	138	3,228
Bosch Ltd.	—(h)	156
Britannia Industries Ltd.	6	415
Canara Bank	104	138
CG Power & Industrial Solutions Ltd.	31	251
Cholamandalam Investment and Finance Co. Ltd.	24	456
Cipla Ltd./India	31	544
Coal India Ltd.	103	469
Colgate-Palmolive India Ltd.	7	198
Container Corp. Of India Ltd	14	126
Coromandel International Ltd.	6	183
Cummins India Ltd.	8	317
Dabur India Ltd.	29	163
Divi’s Laboratories Ltd.	6	490
Dixon Technologies India Ltd.	2	326
DLF Ltd.	42	407
Dr Reddy’s Laboratories Ltd.	30	452
Eicher Motors Ltd.	7	464
Eternal Ltd. (a)	259	797
FSN E-Commerce Ventures Ltd. (a)	63	153
GAIL India Ltd.	119	263
GMR Airports Ltd. (a)	148	147
Godrej Consumer Products Ltd.	24	323
Godrej Properties Ltd. (a)	8	212
Grasim Industries Ltd.	15	498
Havells India Ltd.	13	234
HCL Technologies Ltd.	51	1,028
HDFC Asset Management Co. Ltd. (e)	5	300
HDFC Bank Ltd.	304	7,082
HDFC Life Insurance Co. Ltd. (e)	50	474
Hero MotoCorp. Ltd.	6	305
Hindalco Industries Ltd.	74	596
Hindustan Aeronautics Ltd.	11	622
Hindustan Petroleum Corp. Ltd.	49	252
Hindustan Unilever Ltd.	44	1,182
Hyundai Motor India Ltd. (a)	8	216
ICICI Bank Ltd.	283	4,780
ICICI Lombard General Insurance Co. Ltd. (e)	13	298
ICICI Prudential Life Insurance Co. Ltd. (e)	16	120
IDFC First Bank Ltd. (a)	194	165
Indian Hotels Co. Ltd./The, Class A	48	423
Indian Oil Corp. Ltd.	145	249
Indian Railway Catering & Tourism Corp. Ltd.	14	129
Indus Towers Ltd. (a)	75	368
IndusInd Bank Ltd. (a)	30	302
Info Edge India Ltd.	18	318
Infosys Ltd.	178	3,331

SECURITY DESCRIPTION	SHARES	VALUE ($)

India — continued
InterGlobe Aviation Ltd. (a) (e)	10	714
ITC Ltd.	162	785
Jindal Stainless Ltd.	18	152
Jindal Steel & Power Ltd.	21	230
Jio Financial Services Ltd. (a)	156	598
JSW Energy Ltd.	24	149
JSW Steel Ltd.	34	408
Jubilant Foodworks Ltd.	20	161
Kalyan Jewellers India Ltd.	23	149
Kotak Mahindra Bank Ltd.	59	1,479
Larsen & Toubro Ltd.	36	1,549
LTIMindtree Ltd. (e)	4	236
Lupin Ltd.	12	266
Macrotech Developers Ltd. (e)	17	282
Mahindra & Mahindra Ltd.	50	1,853
Mankind Pharma Ltd. (a)	7	178
Marico Ltd.	27	225
Maruti Suzuki India Ltd.	7	977
Max Healthcare Institute Ltd.	42	629
Mphasis Ltd.	6	184
MRF Ltd.	— (h)	200
Muthoot Finance Ltd.	6	193
Nestle India Ltd.	19	533
NHPC Ltd.	163	164
NMDC Ltd.	174	142
NTPC Ltd.	234	914
Oberoi Realty Ltd.	7	155
Oil & Natural Gas Corp. Ltd.	174	495
Oil India Ltd.	29	149
Oracle Financial Services Software Ltd.	1	130
Page Industries Ltd.	—(h)	187
PB Fintech Ltd. (a)	19	410
Persistent Systems Ltd.	6	430
Petronet LNG Ltd.	44	157
Phoenix Mills Ltd./The	10	187
PI Industries Ltd.	4	190
Pidilite Industries Ltd.	9	313
Polycab India Ltd.	3	207
Power Finance Corp. Ltd.	85	422
Power Grid Corp. of India Ltd	250	872
Prestige Estates Projects Ltd.	9	176
Punjab National Bank	126	162
Rail Vikas Nigam Ltd. (Registered)	23	105
REC Ltd.	76	355
Reliance Industries Ltd.	327	5,717
Samvardhana Motherson International Ltd.	182	328
SBI Cards & Payment Services Ltd.	16	173
SBI Life Insurance Co. Ltd. (e)	25	531
Shree Cement Ltd.	— (h)	176
Shriram Finance Ltd.	77	633
Siemens Ltd.	5	180
Solar Industries India Ltd.	2	321
Sona Blw Precision Forgings Ltd. (e)	25	138
SRF Ltd.	7	260

SEE NOTES TO FINANCIAL STATEMENTS.

14	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
India — continued
State Bank of India	96	916
Sun Pharmaceutical Industries Ltd.	52	1,007
Sundaram Finance Ltd.	3	207
Supreme Industries Ltd.	3	172
Suzlon Energy Ltd. (a)	537	423
Tata Communications Ltd.	7	130
Tata Consultancy Services Ltd.	49	1,960
Tata Consumer Products Ltd.	33	424
Tata Elxsi Ltd.	2	142
Tata Motors Ltd.	109	872
Tata Power Co. Ltd./The	89	423
Tata Steel Ltd.	404	753
Tech Mahindra Ltd.	29	579
Thermax Ltd.	3	106
Titan Co. Ltd. (a)	19	821
Torrent Pharmaceuticals Ltd.	6	243
Torrent Power Ltd.	10	163
Trent Ltd.	10	710
Tube Investments of India Ltd.	6	203
TVS Motor Co. Ltd.	13	450
UltraTech Cement Ltd.	6	892
Union Bank of India Ltd.	85	153
United Spirits Ltd.	15	250
UPL Ltd.	24	184
Varun Beverages Ltd.	76	405
Vedanta Ltd.	77	414
Vodafone Idea Ltd. (a)	1,564	136
Voltas Ltd.	12	187
Wipro Ltd.	146	452
Yes Bank Ltd. (a)	750	178
Zydus Lifesciences Ltd.	14	159

		85,275

Indonesia — 0.1%
Alamtri Resources Indonesia Tbk. PT	535	60
Amman Mineral Internasional PT (a)	350	183
Astra International Tbk. PT	1,086	301
Bank Central Asia Tbk. PT	2,977	1,591
Bank Mandiri Persero Tbk. PT	2,003	602
Bank Negara Indonesia Persero Tbk. PT	801	203
Bank Rakyat Indonesia Persero Tbk. PT	3,660	844
Barito Pacific Tbk. PT (a)	1,019	104
Chandra Asri Pacific Tbk. PT	464	282
Charoen Pokphand Indonesia Tbk. PT	438	127
GoTo Gojek Tokopedia Tbk. PT, Class A (a)	47,938	171
Indofood CBP Sukses Makmur Tbk. PT	101	66
Indofood Sukses Makmur Tbk. PT	259	130
Kalbe Farma Tbk. PT	1,277	120
Sumber Alfaria Trijaya Tbk. PT	1,048	154
Telkom Indonesia Persero Tbk. PT	2,658	455
United Tractors Tbk. PT	91	120

		5,513

Ireland — 0.8%
AerCap Holdings NV	86	10,055
AIB Group plc	1,411	11,648

SECURITY DESCRIPTION	SHARES	VALUE ($)

Ireland — continued
Bank of Ireland Group plc	663	9,454
DCC plc	46	2,985
Experian plc	428	22,062
James Hardie Industries plc, CDI (a)	71	1,917
Kingspan Group plc	72	6,127
Ryanair Holdings plc	395	11,201

		75,449

Italy — 3.6%
Banca Mediolanum SpA	151	2,595
Banco BPM SpA	774	9,029
Bio On Spa (a) (bb)	1	—
BPER Banca SPA	670	6,083
DiaSorin SpA	1	144
Enel SpA	4,895	46,454
Eni SpA	829	13,388
Ferrari NV	46	22,409
FinecoBank Banca Fineco SpA	412	9,137
Generali	584	20,783
Infrastrutture Wireless Italiane SpA (e)	101	1,238
Intesa Sanpaolo SpA	10,243	59,005
Leonardo SpA	189	10,655
Mediobanca Banca di Credito Finanziario SpA	337	7,836
Moncler SpA	124	7,083
Nexi SpA (e)	329	1,965
Poste Italiane SpA (e)	312	6,712
Prysmian SpA	131	9,281
Recordati Industria Chimica e Farmaceutica SpA	49	3,069
Snam SpA	1,213	7,342
Telecom Italia SpA (a)	3,906	1,930
Terna — Rete Elettrica Nazionale	854	8,782
UniCredit SpA	949	63,656
Unipol Assicurazioni SpA	243	4,804

		323,380

Japan — 6.2%
Advantest Corp.	106	7,873
Aeon Co. Ltd.	103	3,160
AGC, Inc.	27	780
Aisin Corp.	72	920
Ajinomoto Co., Inc.	126	3,409
ANA Holdings, Inc.	22	437
Asahi Group Holdings Ltd.	199	2,656
Asahi Kasei Corp.	171	1,215
Asics Corp.	92	2,349
Astellas Pharma, Inc.	249	2,440
Bandai Namco Holdings, Inc.	83	2,960
Bridgestone Corp.	79	3,218
Canon, Inc.	130	3,759
Capcom Co. Ltd.	48	1,632
Central Japan Railway Co.	108	2,408
Chiba Bank Ltd. (The)	79	727
Chubu Electric Power Co., Inc.	90	1,109
Chugai Pharmaceutical Co. Ltd.	93	4,861

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	15

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Japan — continued
Concordia Financial Group Ltd.	140	909
Dai Nippon Printing Co. Ltd.	54	824
Daifuku Co. Ltd.	45	1,153
Dai-ichi Life Holdings, Inc.	488	3,707
Daiichi Sankyo Co. Ltd.	238	5,514
Daikin Industries Ltd.	37	4,296
Daito Trust Construction Co. Ltd.	8	893
Daiwa House Industry Co. Ltd.	77	2,649
Daiwa Securities Group, Inc.	185	1,311
Denso Corp.	263	3,547
Dentsu Group, Inc.	28	627
Disco Corp.	13	3,762
East Japan Railway Co.	126	2,719
Eisai Co. Ltd.	36	1,034
ENEOS Holdings, Inc.	376	1,862
FANUC Corp.	131	3,564
Fast Retailing Co. Ltd.	26	9,052
Fuji Electric Co. Ltd.	19	852
FUJIFILM Holdings Corp.	155	3,365
Fujikura Ltd.	35	1,852
Fujitsu Ltd.	244	5,912
Hankyu Hanshin Holdings, Inc.	31	837
Hikari Tsushin, Inc.	2	709
Hitachi Ltd.	635	18,447
Honda Motor Co. Ltd.	585	5,645
Hoshizaki Corp.	15	510
Hoya Corp.	48	5,689
Hulic Co. Ltd.	63	632
Idemitsu Kosan Co. Ltd.	117	707
IHI Corp.	21	2,217
Inpex Corp.	123	1,731
Isuzu Motors Ltd.	75	946
ITOCHU Corp.	165	8,625
Japan Airlines Co. Ltd.	21	426
Japan Exchange Group, Inc.	137	1,387
Japan Post Bank Co. Ltd.	248	2,675
Japan Post Holdings Co. Ltd.	248	2,300
Japan Post Insurance Co. Ltd.	27	605
Japan Tobacco, Inc.	166	4,896
JFE Holdings, Inc.	79	917
Kajima Corp.	58	1,521
Kansai Electric Power Co., Inc. (The)	133	1,580
KAO Corp.	65	2,903
Kawasaki Kisen Kaisha Ltd.	48	681
KDDI Corp.	425	7,299
Keyence Corp.	27	10,795
Kikkoman Corp.	95	880
Kirin Holdings Co. Ltd.	107	1,501
Kobe Bussan Co. Ltd.	21	662
Komatsu Ltd.	124	4,104
Konami Group Corp.	14	2,213
Kubota Corp.	137	1,548
Kyocera Corp.	177	2,125
Kyowa Kirin Co. Ltd.	33	568
Lasertec Corp.	11	1,475

SECURITY DESCRIPTION	SHARES	VALUE ($)

Japan — continued
LY Corp.	395	1,454
M3, Inc.	61	831
Makita Corp.	34	1,032
Marubeni Corp.	196	3,951
MatsukiyoCocokara & Co.	47	969
MEIJI Holdings Co. Ltd.	34	745
MINEBEA MITSUMI, Inc.	52	755
Mitsubishi Chemical Group Corp.	189	992
Mitsubishi Corp.	474	9,463
Mitsubishi Electric Corp.	263	5,665
Mitsubishi Estate Co. Ltd.	148	2,773
Mitsubishi HC Capital, Inc.	123	905
Mitsubishi Heavy Industries Ltd.	444	11,113
Mitsubishi UFJ Financial Group, Inc.	1,589	21,658
Mitsui & Co. Ltd.	342	6,970
Mitsui Fudosan Co. Ltd.	367	3,551
Mitsui OSK Lines Ltd.	48	1,617
Mizuho Financial Group, Inc.	331	9,186
MonotaRO Co. Ltd.	34	675
MS&AD Insurance Group Holdings, Inc.	178	3,988
Murata Manufacturing Co. Ltd.	232	3,428
NEC Corp.	170	4,963
Nexon Co. Ltd.	46	925
NIDEC Corp.,	116	2,260
Nintendo Co. Ltd.	153	14,693
Nippon Building Fund, Inc. REIT	1	983
Nippon Paint Holdings Co. Ltd.	132	1,061
Nippon Sanso Holdings Corp.	24	889
Nippon Steel Corp.	133	2,519
Nippon Telegraph & Telephone Corp.	4,142	4,428
Nippon Yusen KK	60	2,169
Nissan Motor Co. Ltd. (a)	308	746
Nissin Foods Holdings Co. Ltd.	28	580
Nitori Holdings Co. Ltd.	11	1,068
Nitto Denko Corp.	97	1,877
Nomura Holdings, Inc.	414	2,725
Nomura Research Institute Ltd.	53	2,108
NTT Data Group Corp.	39	1,077
Obayashi Corp.	90	1,358
Obic Co. Ltd.	45	1,734
Olympus Corp.	159	1,890
Omron Corp.	24	639
Ono Pharmaceutical Co. Ltd.	51	554
Oracle Corp. Japan	5	644
Oriental Land Co. Ltd.	150	3,455
ORIX Corp.	161	3,640
Osaka Gas Co. Ltd.	50	1,290
Otsuka Corp.	32	658
Otsuka Holdings Co. Ltd.	61	3,044
Pan Pacific International Holdings Corp.	53	1,806
Panasonic Holdings Corp.	324	3,463
Rakuten Group, Inc. (a)	210	1,157
Recruit Holdings Co. Ltd.	195	11,467
Renesas Electronics Corp.	234	2,894
Resona Holdings, Inc.	289	2,668
Ricoh Co. Ltd.	74	699

SEE NOTES TO FINANCIAL STATEMENTS.

16	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Japan — continued
Sanrio Co. Ltd.	25	1,199
SBI Holdings, Inc.	38	1,314
SCREEN Holdings Co. Ltd.	11	911
SCSK Corp.	22	654
Secom Co. Ltd.	59	2,105
Sekisui Chemical Co. Ltd.	53	956
Sekisui House Ltd.	82	1,807
Seven & i Holdings Co. Ltd.	307	4,935
SG Holdings Co. Ltd.	45	499
Shimadzu Corp.	32	794
Shimano, Inc.	11	1,537
Shin-Etsu Chemical Co. Ltd.	250	8,242
Shionogi & Co. Ltd.	104	1,874
Shiseido Co. Ltd.	56	995
SMC Corp.	8	2,831
SoftBank Corp.	3,963	6,138
SoftBank Group Corp.	132	9,626
Sompo Holdings, Inc.	124	3,728
Sony Group Corp.	852	22,157
Subaru Corp.	81	1,404
Sumitomo Corp.	151	3,905
Sumitomo Electric Industries Ltd.	100	2,140
Sumitomo Metal Mining Co. Ltd.	34	845
Sumitomo Mitsui Financial Group, Inc.	511	12,875
Sumitomo Mitsui Trust Group, Inc.	90	2,380
Sumitomo Realty & Development Co. Ltd.	43	1,649
Suntory Beverage & Food Ltd.	19	617
Suzuki Motor Corp.	216	2,609
Sysmex Corp.	70	1,220
T&D Holdings, Inc.	68	1,482
Taisei Corp.	22	1,258
Takeda Pharmaceutical Co. Ltd.	221	6,811
TDK Corp.	270	3,155
Terumo Corp.	185	3,391
TIS, Inc.	29	972
Toho Co. Ltd.	15	909
Tokio Marine Holdings, Inc.	255	10,786
Tokyo Electron Ltd.	62	11,893
Tokyo Gas Co. Ltd.	46	1,517
Tokyo Metro Co. Ltd.	40	464
Tokyu Corp.	69	815
TOPPAN Holdings, Inc.	33	907
Toray Industries, Inc.	192	1,312
Toyota Industries Corp.	23	2,562
Toyota Motor Corp.	1,313	22,617
Toyota Tsusho Corp.	88	1,987
Trend Micro, Inc./Japan	18	1,224
Unicharm Corp.	155	1,120
West Japan Railway Co.	62	1,413
Yakult Honsha Co. Ltd.	36	672
Yamaha Motor Co. Ltd.	129	963
Yokogawa Electric Corp.	32	860
Zensho Holdings Co. Ltd.	13	805
ZOZO, Inc.	56	601

		567,367

SECURITY DESCRIPTION	SHARES	VALUE ($)

Kuwait — 0.0% (g)
Boubyan Bank KSCP	83	195
Gulf Bank KSCP	116	136
Kuwait Finance House KSCP	595	1,561
Mabanee Co. KPSC	29	83
Mobile Telecommunications Co. KSCP	106	168
National Bank of Kuwait SAKP	446	1,457

		3,600

Luxembourg — 0.2%
ArcelorMittal SA	392	12,435
CVC Capital Partners plc (e)	142	2,918
Eurofins Scientific SE	7	510
Reinet Investments SCA	7	231
Tenaris SA	119	2,233
Zabka Group SA (a)	13	78

		18,405

Macau — 0.0% (g)
Sands China Ltd. (a)	295	616

Malaysia — 0.1%
AMMB Holdings Bhd.	136	165
Axiata Group Bhd.	120	66
CelcomDigi Bhd.	190	177
CIMB Group Holdings Bhd.	432	697
Gamuda Bhd.	248	282
Genting Bhd.	93	67
Hong Leong Bank Bhd.	36	165
IHH Healthcare Bhd.	118	192
IOI Corp. Bhd.	148	131
Kuala Lumpur Kepong Bhd.	29	141
Malayan Banking Bhd.	292	672
Maxis Bhd.	142	121
MISC Bhd.	77	139
MR DIY Group M Bhd. (e)	144	56
Nestle Malaysia Bhd.	3	56
Petronas Chemicals Group Bhd.	163	135
Petronas Dagangan Bhd.	13	66
Petronas Gas Bhd.	43	178
PPB Group Bhd.	28	68
Press Metal Aluminium Holdings Bhd.	199	245
Public Bank Bhd.	781	800
QL Resources Bhd.	71	78
RHB Bank Bhd.	98	147
SD Guthrie Bhd.	121	134
Sime Darby Bhd.	127	50
Sunway Bhd.	139	155
Telekom Malaysia Bhd.	72	112
Tenaga Nasional Bhd.	140	480
YTL Corp. Bhd.	145	80
YTL Power International Bhd.	145	137

		5,992

Mexico — 0.1%
Alfa SAB de CV, Class A	201	148
America Movil SAB de CV	978	875
Arca Continental SAB de CV	29	312

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	17

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Mexico — continued
Cemex SAB de CV	781	540
Coca-Cola Femsa SAB de CV	27	262
Fibra Uno Administracion SA de CV REIT	148	204
Fomento Economico Mexicano SAB de CV	94	963
Gruma SAB de CV, Class B	9	153
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	15	196
Grupo Aeroportuario del Pacifico SAB de CV, Class B	21	490
Grupo Aeroportuario del Sureste SAB de CV, Class B	10	330
Grupo Bimbo SAB de CV	68	189
Grupo Carso SAB de CV	29	207
Grupo Comercial Chedraui SA de CV	17	131
Grupo Financiero Banorte SAB de CV, Class O	136	1,247
Grupo Financiero Inbursa SAB de CV, Class O	94	244
Grupo Mexico SAB de CV	167	1,009
Industrias Penoles SAB de CV (a)	12	322
Kimberly-Clark de Mexico SAB de CV, Class A	84	154
Prologis Property Mexico SA de CV REIT	54	204
Promotora y Operadora de Infraestructura SAB de CV	11	126
Qualitas Controladora SAB de CV	12	123
Wal-Mart de Mexico SAB de CV	281	929

		9,358

Netherlands — 5.4%
ABN AMRO Bank NV, CVA GDR (e)	312	8,522
Adyen NV (a) (e)	17	31,320
Aegon Ltd.	891	6,453
Akzo Nobel NV	52	3,639
Argenx SE (a)	4	2,034
ASM International NV	38	24,389
ASML Holding NV	320	256,041
ASR Nederland NV	101	6,717
BE Semiconductor Industries NV	66	9,846
Euronext NV (e)	53	9,118
EXOR NV	60	6,013
Ferrovial SE	238	12,696
IMCD NV	28	3,745
ING Groep NV	2,130	46,693
Koninklijke KPN NV	1,416	6,906
Koninklijke Philips NV	50	1,203
NEPI Rockcastle NV (a)	29	224
NN Group NV	181	12,055
QIAGEN NV (a)	13	629
Randstad NV	51	2,374
Stellantis NV	732	7,328
Universal Music Group NV	400	12,992
Wolters Kluwer NV	111	18,606

		489,543

SECURITY DESCRIPTION	SHARES	VALUE ($)

New Zealand — 0.1%
Auckland International Airport Ltd.	208	981
Contact Energy Ltd.	99	543
Fisher & Paykel Healthcare Corp. Ltd.	72	1,586
Infratil Ltd.	113	731
Meridian Energy Ltd.	161	579
Xero Ltd. (a)	18	2,133

		6,553

Norway — 0.6%
Aker BP ASA	92	2,364
DNB Bank ASA	607	16,775
Equinor ASA	315	7,961
Gjensidige Forsikring ASA	137	3,469
Kongsberg Gruppen ASA	205	7,962
Norsk Hydro ASA	1,174	6,723
Telenor ASA	224	3,490
Yara International ASA	50	1,856

		50,600

Peru — 0.0% (g)
Cia de Minas Buenaventura SAA, ADR	8	140
Credicorp Ltd.	4	811

		951

Philippines — 0.0% (g)
Ayala Corp.	14	143
Ayala Land, Inc.	363	174
Bank of the Philippine Islands	123	283
BDO Unibank, Inc.	136	368
International Container Terminal Services, Inc.	53	390
Jollibee Foods Corp.	22	84
Manila Electric Co.	16	149
Metropolitan Bank & Trust Co.	103	133
PLDT, Inc.	3	71
SM Investments Corp.	12	182
SM Prime Holdings, Inc.	521	217

		2,194

Poland — 0.1%
Allegro.eu SA (a) (e)	35	341
Bank Millennium SA (a)	35	139
Bank Polska Kasa Opieki SA	10	522
Budimex SA	1	120
CCC SA (a)	3	169
CD Projekt SA	3	261
Dino Polska SA (a) (e)	3	380
InPost SA (a)	106	1,770
KGHM Polska Miedz SA (a)	7	258
LPP SA	—(h)	232
mBank SA (a)	1	177
ORLEN SA	31	715
PGE Polska Grupa Energetyczna SA (a)	49	157
Powszechna Kasa Oszczednosci Bank Polski SA	47	981
Powszechny Zaklad Ubezpieczen SA	33	578

SEE NOTES TO FINANCIAL STATEMENTS.

18	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Poland — continued
Santander Bank Polska SA	2	325

		7,125

Portugal — 0.1%
EDP SA	1,908	8,291
Galp Energia SGPS SA	157	2,874

		11,165

Qatar — 0.0% (g)
Al Rayan Bank	324	207
Barwa Real Estate Co.	105	80
Commercial Bank PSQC (The)	174	217
Dukhan Bank	114	114
Industries Qatar QSC	81	275
Mesaieed Petrochemical Holding Co.	246	91
Ooredoo QPSC	44	156
Qatar Electricity & Water Co. QSC	19	85
Qatar Fuel QSC	26	107
Qatar Gas Transport Co. Ltd.	148	201
Qatar International Islamic Bank QSC	57	171
Qatar Islamic Bank QPSC	95	579
Qatar National Bank QPSC	248	1,181

		3,464

Saudi Arabia — 0.2%
ACWA Power Co. (a)	8	536
Ades Holding Co.	15	56
Al Rajhi Bank	105	2,653
Al Rajhi Co. for Co-operative Insurance (a)	3	95
Alinma Bank	66	470
Almarai Co. JSC	26	355
Arab National Bank	48	280
Arabian Internet & Communications Services Co.	1	74
Bank AlBilad	39	277
Bank Al-Jazira (a)	37	127
Banque Saudi Fransi	66	313
Bupa Arabia for Cooperative Insurance Co.	4	210
Co. for Cooperative Insurance/The	4	169
Dallah Healthcare Co.	2	55
Dar Al Arkan Real Estate Development Co. (a)	30	152
Dr Sulaiman Al Habib Medical Services Group Co.	5	339
Elm Co.	1	344
Etihad Etisalat Co.	20	320
Jabal Omar Development Co. (a)	31	168
Jarir Marketing Co.	36	119
Makkah Construction & Development Co.	6	139
Mouwasat Medical Services Co.	6	120
Nahdi Medical Co.	2	58
Riyad Bank	79	604
SABIC Agri-Nutrients Co.	13	358
Sahara International Petrochemical Co.	22	117
SAL Saudi Logistics Services	2	78
Saudi Arabian Mining Co. (a)	71	1,020

SECURITY DESCRIPTION	SHARES	VALUE ($)

Saudi Arabia — continued
Saudi Arabian Oil Co. (e)	325	2,105
Saudi Aramco Base Oil Co.	2	61
Saudi Awwal Bank	54	485
Saudi Basic Industries Corp.	48	704
Saudi Electricity Co.	45	175
Saudi Industrial Investment Group	14	65
Saudi Investment Bank (The)	35	137
Saudi Kayan Petrochemical Co. (a)	38	52
Saudi National Bank (The)	158	1,519
Saudi Research & Media Group (a)	2	81
Saudi Tadawul Group Holding Co.	3	132
Saudi Telecom Co.	107	1,217
Yanbu National Petrochemical Co.	16	131

		16,470

Singapore — 0.4%
CapitaLand Ascendas REIT	450	950
CapitaLand Integrated Commercial Trust REIT	713	1,217
CapitaLand Investment Ltd.	289	602
DBS Group Holdings Ltd.	264	9,306
Genting Singapore Ltd.	724	407
Grab Holdings Ltd., Class A (a)	293	1,472
Keppel Ltd.	175	1,024
Oversea-Chinese Banking Corp. Ltd.	421	5,392
Sea Ltd., ADR (a)	47	7,545
Sembcorp Industries Ltd.	110	594
Singapore Airlines Ltd.	181	990
Singapore Exchange Ltd.	102	1,196
Singapore Technologies Engineering Ltd.	197	1,209
Singapore Telecommunications Ltd.	915	2,759
United Overseas Bank Ltd.	156	4,415
Wilmar International Ltd.	235	530

		39,608

South Africa — 0.2%
Absa Group Ltd.	47	470
Aspen Pharmacare Holdings Ltd.	21	144
Bid Corp. Ltd.	19	493
Bidvest Group Ltd.	17	220
Capitec Bank Holdings Ltd.	5	934
Clicks Group Ltd.	12	256
Discovery Ltd.	31	375
FirstRand Ltd.	271	1,158
Gold Fields Ltd.	48	1,137
Harmony Gold Mining Co. Ltd.	32	443
Impala Platinum Holdings Ltd. (a)	50	451
Kumba Iron Ore Ltd.	3	48
MTN Group Ltd.	92	729
Naspers Ltd., Class N	9	2,753
Nedbank Group Ltd.	26	362
Old Mutual Ltd.	232	158
OUTsurance Group Ltd.	44	196
Pepkor Holdings Ltd. (e)	125	193
Remgro Ltd.	30	266
Sanlam Ltd.	100	499

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	19

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
South Africa — continued
Sasol Ltd. (a)	32	144
Shoprite Holdings Ltd.	26	405
Standard Bank Group Ltd.	71	909
Valterra Platinum Ltd.	11	487
Vodacom Group Ltd.	32	248
Woolworths Holdings Ltd./South Africa	52	152

		13,630

South Korea — 0.5%
Alteogen, Inc. (a)	2	600
Amorepacific Corp.	2	160
Celltrion, Inc.	9	1,029
CJ CheilJedang Corp.	— (h)	66
Coway Co. Ltd.	3	202
DB Insurance Co. Ltd.	2	216
Doosan Bobcat, Inc.	3	129
Doosan Enerbility Co. Ltd. (a)	24	1,219
Ecopro BM Co. Ltd. (a)	3	189
Ecopro Co. Ltd.	5	178
Hana Financial Group, Inc.	15	982
Hanjin Kal Corp.	1	121
Hankook Tire & Technology Co. Ltd.	4	128
Hanmi Semiconductor Co. Ltd.	2	176
Hanwha Aerospace Co. Ltd.	2	1,152
Hanwha Ocean Co. Ltd. (a)	6	324
Hanwha Systems Co. Ltd.	4	173
HD Hyundai Co. Ltd.	2	214
HD Hyundai Electric Co. Ltd.	1	488
HD Hyundai Heavy Industries Co. Ltd.	1	361
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	2	625
HLB, Inc. (a)	6	221
HMM Co. Ltd.	14	227
HYBE Co. Ltd. (a)	1	270
Hyundai Glovis Co. Ltd.	2	194
Hyundai Mobis Co. Ltd.	3	694
Hyundai Motor Co.	7	1,097
Hyundai Rotem Co. Ltd.	4	605
Industrial Bank of Korea	14	195
Kakao Corp.	16	710
KakaoBank Corp.	9	191
KB Financial Group, Inc.	20	1,649
Kia Corp.	13	916
Korea Aerospace Industries Ltd.	4	250
Korea Electric Power Corp.	13	382
Korea Investment Holdings Co. Ltd.	2	255
Korea Zinc Co. Ltd.	— (h)	143
Korean Air Lines Co. Ltd.	10	166
Krafton, Inc. (a)	2	432
KT&G Corp.	5	475
LG Chem Ltd.	3	431
LG Corp.	4	262
LG Display Co. Ltd. (a)	18	119
LG Electronics, Inc.	5	299
LG Energy Solution Ltd. (a)	2	529
LG H&H Co. Ltd.	1	126

SECURITY DESCRIPTION	SHARES	VALUE ($)

South Korea — continued
LG Innotek Co. Ltd.	1	67
LG Uplus Corp.	12	132
LS Electric Co. Ltd.	1	177
Meritz Financial Group, Inc.	5	398
Mirae Asset Securities Co. Ltd.	12	187
NAVER Corp.	8	1,486
NH Investment & Securities Co. Ltd.	9	135
Orion Corp	1	117
POSCO Future M Co. Ltd. (a)	2	172
POSCO Holdings, Inc.	4	756
Posco International Corp.	3	119
Samsung Biologics Co. Ltd. (a) (e)	1	706
Samsung C&T Corp.	4	522
Samsung Electro-Mechanics Co. Ltd.	3	319
Samsung Electronics Co. Ltd.	254	11,238
Samsung Fire & Marine Insurance Co. Ltd.	2	509
Samsung Heavy Industries Co. Ltd. (a)	39	483
Samsung Life Insurance Co. Ltd.	4	422
Samsung SDI Co. Ltd.	3	446
Samsung SDS Co. Ltd.	2	308
Samyang Foods Co. Ltd.	— (h)	221
Shinhan Financial Group Co. Ltd.	23	1,041
SK Biopharmaceuticals Co. Ltd. (a)	2	127
SK Hynix, Inc.	29	6,313
SK Innovation Co. Ltd.	4	317
SK Square Co. Ltd. (a)	5	680
SK Telecom Co. Ltd.	3	130
SK, Inc.	2	316
SKC Co. Ltd. (a)	1	98
S-Oil Corp.	3	120
Woori Financial Group, Inc.	36	606
Yuhan Corp.	3	223

		48,461

Spain — 3.3%
Acciona SA	15	2,710
ACS Actividades de Construccion y Servicios SA	83	5,741
Aena SME SA (e)	350	9,333
Banco Bilbao Vizcaya Argentaria SA	3,901	60,069
Banco de Sabadell SA	3,659	11,649
Banco Santander SA	10,256	84,931
Bankinter SA	454	5,927
CaixaBank SA	2,671	23,144
Cellnex Telecom SA (e)	180	7,009
EDP Renovaveis SA	190	2,122
Endesa SA	196	6,195
Grifols SA (a)	18	220
Iberdrola SA	3,495	67,246
Redeia Corp. SA	205	4,387
Repsol SA	435	6,369
Telefonica SA	1,342	7,061

		304,113

SEE NOTES TO FINANCIAL STATEMENTS.

20	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Sweden — 3.2%
AddTech AB, Class B	122	4,159
Alfa Laval AB	135	5,705
Assa Abloy AB, Class B	468	14,636
Atlas Copco AB, Class A	1,255	20,292
Atlas Copco AB, Class B	725	10,325
Beijer Ref AB, Class B	179	2,820
Boliden AB (a)	237	7,415
Epiroc AB, Class A	309	6,721
Epiroc AB, Class B	180	3,457
EQT AB	251	8,412
Holmen AB, Class B	23	910
Industrivarden AB, Class A	82	2,967
Industrivarden AB, Class C	104	3,776
Indutrade AB	126	3,452
Investment AB Latour, Class B	70	1,846
Investor AB, Class B	1,172	34,717
L E Lundbergforetagen AB, Class B	51	2,543
Lifco AB, Class B	109	4,433
Nibe Industrier AB, Class B	704	3,005
Saab AB, Class B	149	8,358
Sandvik AB	498	11,433
Securitas AB, Class B	228	3,421
Skandinaviska Enskilda Banken AB, Class A	1,074	18,724
Skanska AB, Class B	158	3,678
SKF AB, Class B	158	3,635
Spotify Technology SA (a)	56	42,884
Svenska Cellulosa AB SCA, Class B	184	2,399
Svenska Handelsbanken AB, Class A	989	13,246
Swedbank AB, Class A	575	15,240
Swedish Orphan Biovitrum AB (a)	12	359
Tele2 AB, Class B	199	2,909
Telia Co. AB	859	3,089
Trelleborg AB, Class B	94	3,492
Volvo AB, Class B	741	20,862

		295,320

Switzerland — 13.5%
ABB Ltd. (Registered)	738	44,214
Alcon AG	30	2,669
Baloise Holding AG (Registered)	28	6,644
Banque Cantonale Vaudoise (Registered)	20	2,359
Barry Callebaut AG (Registered)	6	6,562
BKW AG	13	2,850
Chocoladefabriken Lindt & Spruengli AG	2	26,983
Chocoladefabriken Lindt & Spruengli AG (Registered)	— (h)	30,011
Cie Financiere Richemont SA, Class A	286	54,075
Coca-Cola HBC AG (a)	543	28,352
DSM-Firmenich AG	56	6,008
EMS-Chemie Holding AG (Registered)	2	1,613
Galderma Group AG	50	7,320
Geberit AG (Registered)	16	12,286
Givaudan SA (Registered)	3	13,598
Glencore plc (a)	8,560	33,357
Helvetia Holding AG (Registered)	25	5,871

SECURITY DESCRIPTION	SHARES	VALUE ($)

Switzerland — continued
Holcim AG (a)	158	11,754
Julius Baer Group Ltd.	140	9,510
Kuehne + Nagel International AG (Registered)	23	4,909
Lonza Group AG (Registered)	4	3,109
Nestle SA	4,408	438,316
Novartis AG	805	97,768
Partners Group Holding AG	15	20,098
Roche Holding AG	311	101,875
Sandoz Group AG	177	9,706
Schindler Holding AG	19	7,063
Schindler Holding AG (Registered)	11	3,987
SGS SA (Registered)	75	7,641
SIG Group AG (a)	93	1,719
Sika AG (Registered)	46	12,597
Sonova Holding AG (Registered)	3	905
Straumann Holding AG	7	880
Swatch Group AG (The)	15	2,511
Swiss Life Holding AG (Registered)	19	19,685
Swiss Re AG	204	35,317
Swisscom AG (Registered)	9	6,695
UBS Group AG (Registered)	2,226	75,584
VAT Group AG (e)	13	5,358
Zurich Insurance Group AG	99	69,317

		1,231,076

Taiwan — 2.2%
Accton Technology Corp.	26	650
Acer, Inc.	156	162
Advantech Co. Ltd.	27	313
Airtac International Group	8	238
Alchip Technologies Ltd.	4	424
ASE Technology Holding Co. Ltd.	171	858
Asia Cement Corp.	123	180
Asia Vital Components Co. Ltd.	17	434
Asustek Computer, Inc.	38	840
AUO Corp. (a)	360	152
Catcher Technology Co. Ltd.	32	232
Cathay Financial Holding Co. Ltd.	512	1,102
Chailease Holding Co. Ltd.	86	372
Chang Hwa Commercial Bank Ltd.	318	204
Cheng Shin Rubber Industry Co. Ltd.	103	133
China Airlines Ltd.	172	127
China Steel Corp.	608	391
Chunghwa Telecom Co. Ltd.	204	944
Compal Electronics, Inc.	216	215
CTBC Financial Holding Co. Ltd.	896	1,341
Delta Electronics, Inc.	105	1,486
E Ink Holdings, Inc.	44	333
E.Sun Financial Holding Co. Ltd.	773	869
Eclat Textile Co. Ltd. (a)	11	155
Elite Material Co. Ltd.	17	514
eMemory Technology, Inc.	4	324
Eva Airways Corp.	141	192
Evergreen Marine Corp. Taiwan Ltd	56	381
Far Eastern New Century Corp.	157	177

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	21

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Taiwan — continued
Far EasTone Telecommunications Co. Ltd.	103	316
Feng TAY Enterprise Co. Ltd.	30	126
First Financial Holding Co. Ltd.	613	610
Formosa Chemicals & Fibre Corp.	195	153
Formosa Plastics Corp.	213	254
Fortune Electric Co. Ltd.	8	154
Fubon Financial Holding Co. Ltd.	440	1,318
Gigabyte Technology Co. Ltd.	28	272
Global Unichip Corp.	5	224
Globalwafers Co. Ltd.	15	155
Hon Hai Precision Industry Co. Ltd.	671	3,702
Hotai Motor Co. Ltd. (a)	16	308
Hua Nan Financial Holdings Co. Ltd.	498	463
Innolux Corp.	413	165
International Games System Co. Ltd.	15	440
Inventec Corp.	140	203
Jentech Precision Industrial Co. Ltd.	5	259
KGI Financial Holding Co. Ltd.	822	422
Largan Precision Co. Ltd.	6	490
Lite-On Technology Corp.	109	413
Lotes Co. Ltd.	5	231
MediaTek, Inc.	82	3,514
Mega Financial Holding Co. Ltd.	637	895
Micro-Star International Co. Ltd.	38	187
Nan Ya Plastics Corp.	266	249
Nien Made Enterprise Co. Ltd.	8	112
Novatek Microelectronics Corp.	30	560
Pegatron Corp.	103	271
PharmaEssentia Corp. (a)	15	281
Pou Chen Corp. (a)	128	136
President Chain Store Corp.	33	289
Quanta Computer, Inc.	145	1,364
Realtek Semiconductor Corp.	25	486
Ruentex Development Co. Ltd.	68	69
Shanghai Commercial & Savings Bank Ltd./The	200	317
Shin Kong Financial Holding Co. Ltd. (a)	775	300
SinoPac Financial Holdings Co. Ltd.	596	494
Synnex Technology International Corp.	69	152
Taishin Financial Holding Co. Ltd.	602	325
Taiwan Business Bank	361	190
Taiwan Cooperative Financial Holding Co. Ltd.	549	465
Taiwan High Speed Rail Corp.	86	83
Taiwan Mobile Co. Ltd.	90	354
Taiwan Semiconductor Manufacturing Co. Ltd.	4,477	163,718
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2	409
TCC Group Holdings Co. Ltd.	350	305
Unimicron Technology Corp.	67	261
Uni-President Enterprises Corp.	249	690
United Microelectronics Corp.	606	914
Vanguard International Semiconductor Corp.	55	189

SECURITY DESCRIPTION	SHARES	VALUE ($)

Taiwan — continued
Voltronic Power Technology Corp.	4	173
Wan Hai Lines Ltd.	42	128
Wistron Corp.	142	597
Wiwynn Corp.	6	521
WPG Holdings Ltd.	83	199
Yageo Corp.	24	398
Yang Ming Marine Transport Corp.	90	219
Yuanta Financial Holding Co. Ltd. (a)	562	658
Zhen Ding Technology Holding Ltd.	39	134

		205,027

Thailand — 0.1%
Advanced Info Service PCL, NVDR	54	459
Airports of Thailand PCL, NVDR	221	206
Bangkok Dusit Medical Services PCL, NVDR	573	367
Bumrungrad Hospital PCL, NVDR	34	144
Central Pattana PCL, NVDR	110	157
Charoen Pokphand Foods PCL, NVDR	211	149
CP ALL PCL, NVDR	302	409
CP AXTRA PCL, NVDR	98	54
Delta Electronics Thailand PCL, NVDR	161	477
Gulf Development PCL, NVDR (a)	257	307
Home Product Center PCL, NVDR	274	55
Kasikornbank PCL, NVDR	33	154
Krung Thai Bank PCL, NVDR	200	131
Minor International PCL, NVDR	192	138
PTT Exploration & Production PCL, NVDR	81	274
PTT Oil & Retail Business PCL, NVDR	151	52
PTT PCL, NVDR	551	508
SCB X PCL, NVDR	46	165
Siam Cement PCL (The), NVDR	40	208
TMBThanachart Bank PCL, NVDR	1,629	95
True Corp. PCL (a), NVDR	546	187

		4,696

Turkey — 0.0% (g)
Akbank TAS	161	275
Aselsan Elektronik Sanayi Ve Ticaret A/S	70	267
BIM Birlesik Magazalar A/S	23	291
Coca-Cola Icecek A/S	44	55
Eregli Demir ve Celik Fabrikalari TAS (a)	152	102
Ford Otomotiv Sanayi A/S	31	68
Haci Omer Sabanci Holding A/S	50	113
KOC Holding A/S	43	165
Pegasus Hava Tasimaciligi A/S (a)	12	81
Sasa Polyester Sanayi A/S (a)	690	53
Turk Hava Yollari AO	29	204
Turkcell Iletisim Hizmetleri A/S	68	163
Turkiye Is Bankasi A/S, Class C	380	128
Turkiye Petrol Rafinerileri A/S	51	181
Turkiye Sise ve Cam Fabrikalari A/S	64	58
Yapi ve Kredi Bankasi A/S (a)	147	117

		2,321

SEE NOTES TO FINANCIAL STATEMENTS.

22	SIX CIRCLES TRUST	JUNE 30, 2025

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
United Arab Emirates — 0.1%
Abu Dhabi Commercial Bank PJSC	157	577
Abu Dhabi Islamic Bank PJSC	78	456
Abu Dhabi National Oil Co. for Distribution PJSC	169	169
ADNOC Drilling Co. PJSC	172	266
Adnoc Gas plc	329	307
Aldar Properties PJSC	207	502
Americana Restaurants International PLC — Foreign Co.	128	78
Dubai Electricity & Water Authority PJSC	322	247
Dubai Islamic Bank PJSC	155	384
Emaar Development PJSC	54	198
Emaar Properties PJSC	356	1,320
Emirates NBD Bank PJSC	102	631
Emirates Telecommunications Group Co. PJSC	187	895
First Abu Dhabi Bank PJSC	237	1,072
Multiply Group PJSC (a)	199	131
NMC Health plc (a) (bb)	16	—
Salik Co. PJSC	102	168

		7,401

United Kingdom — 17.6%
3i Group plc	659	37,287
Admiral Group plc	177	7,968
Anglo American plc	934	27,542
Anglogold Ashanti Plc	27	1,234
Ashtead Group plc	201	12,906
AstraZeneca plc	657	91,424
Auto Trader Group plc (e)	320	3,625
Aviva plc	1,804	15,333
BAE Systems plc	3,895	101,095
Barclays plc	9,680	44,730
BP plc	6,026	30,024
BT Group plc, Class A	2,175	5,790
Bunzl plc	153	4,884
Centrica plc	3,445	7,643
Croda International plc	40	1,619
Diageo plc	5,540	139,689
GSK plc	1,744	33,248
Haleon plc	23,025	118,339
Hikma Pharmaceuticals plc	70	1,912
HSBC Holdings plc	11,962	144,700
Informa plc	480	5,316
International Consolidated Airlines Group SA	580	2,732
Intertek Group plc	75	4,874
Legal & General Group plc	3,955	13,838
Lloyds Banking Group plc	40,712	42,809
London Stock Exchange Group plc	323	47,180
M&G plc	1,541	5,447
Melrose Industries plc	1,652	12,028
Mondi plc	134	2,190
National Grid plc	3,356	49,262
NatWest Group plc	5,468	38,400

SECURITY DESCRIPTION	SHARES	VALUE ($)

United Kingdom — continued
Phoenix Group Holdings plc	473	4,279
RELX plc	861	46,652
Rentokil Initial plc	1,180	5,693
Rio Tinto plc	942	54,841
Rolls-Royce Holdings plc	10,963	145,292
Schroders plc	485	2,413
Severn Trent plc	185	6,957
Shell plc	3,635	126,814
Smith & Nephew plc	50	766
Smiths Group plc	157	4,842
Spirax Group plc	34	2,789
SSE plc	758	19,091
Standard Chartered plc	1,366	22,612
Unilever plc	1,517	92,553
United Utilities Group plc	467	7,326
Vodafone Group plc	7,261	7,772
Wise plc, Class A (a)	455	6,502
WPP plc	393	2,765

		1,615,027

United States — 0.1%
Amrize Ltd. (a)	158	7,896
Southern Copper Corp.	5	472

		8,368

Total Common Stocks (Cost $6,986,638)		8,962,734

Preferred Stocks — 0.2%
Brazil — 0.1%
Banco Bradesco SA	284	879
Centrais Eletricas Brasileiras SA	14	118
Cia Energetica de Minas Gerais	88	176
Cia Paranaense de Energia — Copel, Class B	56	129
Gerdau SA	69	202
Itau Unibanco Holding SA	286	1,945
Itausa SA	315	634
Petroleo Brasileiro SA — Petrobras	248	1,435

		5,518

Chile — 0.0% (g)
Sociedad Quimica y Minera de Chile SA, Class B (a)	8	296

Colombia — 0.0% (g)
Grupo Cibest SA	23	263

Germany — 0.1%
Bayerische Motoren Werke AG	20	1,687
Dr Ing hc F Porsche AG (e)	41	2,042
Porsche Automobil Holding SE	56	2,206
Sartorius AG	2	400
Volkswagen AG	75	7,910

		14,245

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	23

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Preferred Stocks — continued
South Korea — 0.0% (g)
Hyundai Motor Co.		3	360
Samsung Electronics Co. Ltd.		44	1,606

			1,966

Total Preferred Stocks (Cost $20,923)			22,288

	NUMBER OF WARRANTS
Warrant — 0.0% (g)
Canada — 0.0% (g)
Constellation Software, Inc. (Canada), expiring 03/31/2040 (a) (bb) (Cost $0)		— (h)	—

	PRINCIPAL AMOUNT ($)
Short-Term Investments — 1.9%
Time Deposits — 1.9%
Australia & New Zealand Banking Group Ltd.,
2.61%, 07/01/2025	AUD	1,763	1,161
3.68%, 07/01/2025		13,954	13,954
BNP Paribas SA, 0.67%, 07/01/2025	DKK	18,167	2,868
Brown Brothers Harriman,
(0.31%), 07/01/2025	CHF	— (h)	— (h)
0.02%, 07/02/2025	HKD	3,602	459
0.46%, 07/01/2025	SGD	554	435
0.67%, 07/01/2025	DKK	1,110	175
0.86%, 07/01/2025	EUR	— (h)	— (h)
2.00%, 07/01/2025	NZD	17	10

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)

Time Deposits — continued
2.94%, 07/01/2025	NOK	2,136	212
3.17%, 07/01/2025	GBP	— (h)	— (h)
3.68%, 07/01/2025		— (h)	— (h)
5.16%, 07/01/2025	ZAR	1,678	95
Citibank NA,
0.86%, 07/01/2025	EUR	44,318	52,204
3.17%, 07/01/2025	GBP	12,585	17,275
3.68%, 07/01/2025		14,173	14,173
Royal Bank of Canada,
1.55%, 07/02/2025	CAD	133	98
3.68%, 07/01/2025		2,065	2,065
Skandinaviska Enskilda Banken AB,
(0.31%), 07/01/2025	CHF	7,792	9,820
0.80%, 07/01/2025	SEK	9,318	985
3.68%, 07/01/2025		312	312
Sumitomo Mitsui Banking Corp.,
0.12%, 07/01/2025	JPY	1,093,599	7,594
3.68%, 07/01/2025		390	390
Sumitomo Mitsui Trust Bank Ltd., 3.68%, 07/01/2025		53,876	53,876

Total Short-Term Investments (Cost $178,161)			178,161

Total Investments — 100.2% (Cost — $7,185,722)			9,163,183

Liabilities in Excess of Other Assets — (0.2)%			(14,322)

NET ASSETS — 100.0%			$9,148,861

Percentages indicated are based on net assets.

Futures contracts outstanding as of June 30, 2025:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)

Long Contracts
ASX SPI 200 Index	17	09/2025	AUD	2,389	(1)
Euro STOXX 50 Index	579	09/2025	EUR	35,992	340
FTSE 100 Index	129	09/2025	GBP	15,505	59
Mini-DAX	4	09/2025	EUR	559	8
MSCI Emerging Markets Index	246	09/2025	USD	15,211	(40)
OMX Copenhagen 25 Index	63	07/2025	DKK	1,713	(14)
SGX MSCI Singapore Index	27	07/2025	SGD	859	14
STOXX Europe 600 Index	320	09/2025	EUR	10,155	71
TOPIX Index	32	09/2025	JPY	6,218	128

Total unrealized appreciation (depreciation)					565

SEE NOTES TO FINANCIAL STATEMENTS.

24	SIX CIRCLES TRUST	JUNE 30, 2025

Forward foreign currency exchange contracts outstanding as of June 30, 2025:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
CHF	161	USD	202	UBS AG London	07/01/2025	2
DKK	517	USD	81	UBS AG London	07/01/2025	—	(h)
GBP	328	USD	449	BNP Paribas	07/01/2025	1
NOK	511	USD	51	UBS AG London	07/01/2025	—	(h)

Total unrealized appreciation						3

USD	149	EUR	127	BNP Paribas	07/01/2025	(1)

Total unrealized depreciation						(1)

Net unrealized appreciation						2

Summary of Investments by Industry, June 30, 2025

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Banks	14.2%

Pharmaceuticals	8.2%

Insurance	6.4%

Food	5.8%

Aerospace/Defense	5.7%

Semiconductors	5.6%

Cosmetics/Personal Care	5.4%

Telecommunications	4.3%

Software	4.1%

Electric	3.4%

Oil & Gas	3.0%

Miscellaneous Manufacturers	2.2%

Commercial Services	2.2%

Machinery — Construction & Mining	2.1%

Beverages	1.9%

Mining	1.8%

Chemicals	1.8%

Apparel	1.7%

Diversified Financial Services	1.8%

Auto Manufacturers	1.7%

Building Materials	1.1%

Retail	1.1%

Transportation	1.1%

Electrical Components & Equipment	1.1%

Engineering & Construction	1.1%

Others (Each less than 1.0%)	9.3%

Short-Term Investments	1.9%

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2025

ADR	— American Depositary Receipt
ASX	— Australian Stock Exchange
CDI	— CHESS Depository Interests
CVA	— Dutch Certification
GDR	— Global Depositary Receipt
NVDR	— Non-Voting Depository Receipt
OYJ	— Public Limited Company
REIT	— Real Estate Investment Trust
(a)	— Non-income producing security.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than 500 shares or principal/ $500.
(bb)	— Security has been valued using significant unobservable inputs.
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar
ZAR	— South African Rand

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	25

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2025 (Unaudited)

(Amounts in thousands)

	Six Circles Managed Equity Portfolio U.S. Unconstrained Fund
ASSETS:
Investments in non-affiliates, at value	$22,678,792
Foreign currency, at value	—	(a)
Deposits at broker for futures contracts	4,279
Receivables:
Investment securities sold	219
Fund shares sold	20,935
Interest and dividends from non-affiliates	11,637
Tax reclaims	10
Variation margin on futures contracts	243
Other assets	203

Total Assets	22,716,318

LIABILITIES:
Payables:
Due to custodian — cash	31
Investment securities purchased	40,436
Fund shares redeemed	11,164
Accrued liabilities:
Investment advisory fees	728
Administration fees	97
Custodian and accounting fees	186
Other	248

Total Liabilities	52,890

Commitments and contingent liabilities*	—

Net Assets	$22,663,428

NET ASSETS:
Paid-in capital	$16,951,715
Total distributable earnings (loss)	5,711,713

Total Net Assets	$22,663,428

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	1,034,627
Net Asset Value, offering and redemption price per share (b):	$21.90
Cost of investments in non-affiliates	$16,570,829
Cost of foreign currency	—	(a)

*	See Note 3.
(a)	Amount rounds to less than $500.
(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

26	SIX CIRCLES TRUST	JUNE 30, 2025

Six Circles Managed Equity Portfolio International Unconstrained Fund
ASSETS:
Investments in non-affiliates, at value	$9,163,183
Foreign currency, at value	16,561
Deposits at broker for futures contracts	6,375
Receivables:
Investment securities sold	236
Fund shares sold	25,418
Interest and dividends from non-affiliates	7,010
Tax reclaims	33,161
Unrealized appreciation on forward foreign currency exchange contracts	3
Other assets	25

Total Assets	9,251,972

LIABILITIES:
Payables:
Due to custodian — cash	224
Investment securities purchased	99,914
Fund shares redeemed	1,844
Variation margin on futures contracts	117
Unrealized depreciation on forward foreign currency exchange contracts	1
Accrued liabilities:
Investment advisory fees	346
Administration fees	96
Custodian and accounting fees	434
Other	135

Total Liabilities	103,111

Commitments and contingent liabilities*	—

Net Assets	$9,148,861

NET ASSETS:
Paid-in capital	$7,323,547
Total distributable earnings (loss)	1,825,314

Total Net Assets	$9,148,861

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	586,314
Net Asset Value, offering and redemption price per share (a):	$15.60
Cost of investments in non-affiliates	$7,185,722
Cost of foreign currency	16,561

*	See Note 3.
(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	27

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2025 (Unaudited)

(Amounts in thousands)

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$1,340
Dividend income from non-affiliates	129,054
Foreign taxes withheld	(548)
Other Income	— (a)

Total investment income	129,846

EXPENSES:
Investment advisory fees	25,020
Administration fees	198
Custodian and accounting fees	431
Professional fees	92
Trustees’ fees	169
Printing and mailing costs	76
Registration and filing fees	375
Transfer agency fees	14
Interest expense	49
Other	208

Total expenses	26,632

Less advisory fees waived	(21,018)

Net expenses	5,614

Net investment income (loss)	124,232

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	31,306
Futures contracts	(7,113)
Foreign currency transactions	417
Forward foreign currency exchange contracts	(354)

Net realized gain (loss)	24,256

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	1,113,599
Futures contracts	927
Foreign currency translations	2

Change in net unrealized appreciation (depreciation)	1,114,528

Net realized/unrealized gains (losses)	1,138,784

Change in net assets resulting from operations	$1,263,016

(a)	Amount rounds to less than $500.

SEE NOTES TO FINANCIAL STATEMENTS.

28	SIX CIRCLES TRUST	JUNE 30, 2025

Six Circles Managed Equity Portfolio International Unconstrained Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$1,140
Dividend income from non-affiliates	183,232
Foreign taxes withheld	(21,091)
Other Income	2,669

Total investment income	165,950

EXPENSES:
Investment advisory fees	9,211
Administration fees	194
Custodian and accounting fees	881
Professional fees	57
Trustees’ fees	68
Printing and mailing costs	33
Registration and filing fees	121
Transfer agency fees	14
Interest expense	20
Other	113

Total expenses	10,712

Less advisory fees waived	(7,371)

Net expenses	3,341

Net investment income (loss)	162,609

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	5,547
Futures contracts	(1,468)
Foreign currency transactions	7,035
Forward foreign currency exchange contracts	5,895

Net realized gain (loss)	17,009

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	1,231,043
Futures contracts	918
Foreign currency translations	4,925
Forward foreign currency exchange contracts	2

Change in net unrealized appreciation (depreciation)	1,236,888

Net realized/unrealized gains (losses)	1,253,897

Change in net assets resulting from operations	$1,416,506

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	29

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Six Circles Managed Equity Portfolio U.S. Unconstrained Fund
	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$124,232	$191,770
Net realized gain (loss)	24,256	123,524
Change in net unrealized appreciation (depreciation)	1,114,528	2,811,270

Change in net assets resulting from operations	1,263,016	3,126,564

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	—	(191,282)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	2,368,774	5,919,920

NET ASSETS:
Change in net assets	3,631,790	8,855,202
Beginning of period	19,031,638	10,176,436

End of period	$22,663,428	$19,031,638

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$3,739,104	$6,874,857
Distributions reinvested	—	190,586
Cost of shares redeemed	(1,370,330)	(1,145,523)

Total change in net assets resulting from capital transactions	$2,368,774	$5,919,920

SHARE TRANSACTIONS:
Issued	183,963	360,557
Reinvested	—	8,927
Redeemed	(68,420)	(58,381)

Change in Shares	115,543	311,103

SEE NOTES TO FINANCIAL STATEMENTS.

30	SIX CIRCLES TRUST	JUNE 30, 2025

	Six Circles Managed Equity Portfolio International Unconstrained Fund
	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$162,609	$162,963
Net realized gain (loss)	17,009	(87,419)
Change in net unrealized appreciation (depreciation)	1,236,888	4,319

Change in net assets resulting from operations	1,416,506	79,863

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	—	(181,887)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,455,788	1,536,304

NET ASSETS:
Change in net assets	2,872,294	1,434,280
Beginning of period	6,276,567	4,842,287

End of period	$9,148,861	$6,276,567

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$1,874,845	$2,202,227
Distributions reinvested	—	181,220
Cost of shares redeemed	(419,057)	(847,143)

Total change in net assets resulting from capital transactions	$1,455,788	$1,536,304

SHARE TRANSACTIONS:
Issued	128,832	161,289
Reinvested	—	13,615
Redeemed	(29,968)	(62,575)

Change in Shares	98,864	112,329

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	31

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance:
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments and foreign currency transactions	Total from investment operations	Net investment income	Net realized gain	Total distributions

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund
Six Months Ended June 30, 2025 (Unaudited)	$20.71	$0.13	$1.06	$1.19	$—	$—	$—
Year Ended December 31, 2024	16.74	0.25	3.93	4.18	(0.21)	—	(0.21)
Year Ended December 31, 2023	13.12	0.22	3.59	3.81	(0.19)	—	(0.19)
Year Ended December 31, 2022	16.70	0.20	(3.58)	(3.38)	(0.18)	(0.02)	(0.20)
Year Ended December 31, 2021	13.74	0.19	3.46	3.65	(0.15)	(0.54)	(0.69)
Year Ended December 31, 2020	11.00	0.21	2.99	3.20	(0.20)	(0.26)	(0.46)

(a)	Certain expenses incurred by the Fund were not annualized for the period.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

SEE NOTES TO FINANCIAL STATEMENTS.

32	SIX CIRCLES TRUST	JUNE 30, 2025

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$21.90	5.75%	$22,663,428	0.06%	1.24%	0.27%	12.88%
20.71	24.94	19,031,638	0.06	1.27	0.27	24.36
16.74	29.09	10,176,436	0.06	1.48	0.27	32.74
13.12	(20.26)	6,201,022	0.07	1.38	0.28	49.13
16.70	26.68	5,113,135	0.07	1.19	0.28	26.74
13.74	29.09	2,081,512	0.09	1.79	0.30	54.88

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	33

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance:
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments and foreign currency transactions	Total from investment operations	Net investment income	Net realized gain	Total distributions

Six Circles Managed Equity Portfolio International Unconstrained Fund
Six Months Ended June 30, 2025 (Unaudited)	$12.88	$0.31		$2.41	$2.72	$—	$—	$—
Year Ended December 31, 2024	12.91	0.37		(0.02)	0.35	(0.38)	—	(0.38)
Year Ended December 31, 2023	11.00	0.32		1.88	2.20	(0.29)	—	(0.29)
Year Ended December 31, 2022	12.95	0.34		(1.96)	(1.62)	(0.33)	—	(0.33)
Year Ended December 31, 2021	11.03	0.34	(g)	1.83	2.17	(0.25)	—	(0.25)
Year Ended December 31, 2020	10.28	0.21		0.74	0.95	(0.20)	—	(0.20)

(a)	Certain expenses incurred by the Fund were not annualized for the period.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Includes interest expense, which was 0.006% for the year ended December 31, 2022.
(g)	Includes income recognized from non-cash dividends which amounted to $0.007 per share and 0.051% of average net assets for the period ended June 30, 2025.
(h)	Includes interest expense, which was 0.009% for the year ended December 31, 2021.
(i)	Includes income recognized from non-cash dividends which amounted to $0.02 per share and 0.134% of average net assets for the year ended December 31, 2021.

SEE NOTES TO FINANCIAL STATEMENTS.

34	SIX CIRCLES TRUST	JUNE 30, 2025

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period (000’s)	Net expenses, with interest expense		Net expenses, without interest expense	Net investment income (loss)		Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$15.60	21.12%	$9,148,861	0.09	%(e)	0.09%	4.41	%(g)	0.29%	27.24%
12.88	2.62	6,276,567	0.10	(e)	0.10	2.73		0.30	26.38
12.91	20.05	4,842,287	0.11	(e)	0.11	2.62		0.31	42.84
11.00	(12.54)	3,191,667	0.14	(f)	0.13	3.08		0.34	81.90
12.95	19.76	2,990,488	0.12	(h)	0.11	2.70	(i)	0.32	32.44
11.03	9.25	1,388,623	0.20		0.19	2.22		0.40	91.56

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2025	SIX CIRCLES TRUST	35

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2025 (Unaudited)

1. Organization

Six Circles Trust (the “Trust”) was formed on November 8, 2017, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 8, 2017, as amended and restated June 12, 2018, and further amended to add fund series on September 21, 2018, November 19, 2019, April 13, 2020 and March 20, 2024, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund and Six Circles Managed Equity Portfolio International Unconstrained Fund are two separate series of the Trust (each, a “Fund” and collectively, the “Funds”) covered by this report. The Funds are classified as “non-diversified” funds. Each Fund currently offers one class of shares. The Funds commenced operations on April 10, 2019.

The investment objective of each of the Six Circles Managed Equity Portfolio U.S. Unconstrained Fund and Six Circles Managed Equity Portfolio International Unconstrained Fund is to provide capital appreciation.

J.P. Morgan Private Investments Inc. (“JPMPI”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as the Funds’ investment adviser (the “Adviser”). The Adviser has engaged a Sub-Adviser (as defined below) to manage the assets of the Funds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Board has designated the Adviser as the Valuation Designee, and the Adviser uses the Six Circles Funds Valuation Committee (“VC”), comprised of officers of the Funds and other personnel of the Adviser, to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments with respect to Rule 2a-5 under the 1940 Act. The VC oversees and carries out policies and procedures for the valuation of investments held by the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor due diligence. The VC, through the Adviser, is responsible for assessing the potential impacts to the fair values on an ongoing basis, and discussing this on at least a quarterly basis with the Board.

A market-based approach is primarily used to value the Funds’ investments for which market quotations are readily available and which are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available; securities for which market quotations are determined not to be reliable; or, securities in which their value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before a Fund’s net asset value (“NAV”) is calculated, may be valued at fair value in accordance with policies and procedures adopted by the Board. The valuation may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment in order to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based on current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equity securities listed on a North American, Central American, South American or Caribbean (“Americas”) securities exchange are generally valued at the last sale price or official market closing price on the primary exchange on which the security is principally traded that is reported before the time when the NAV of the Funds are calculated on a valuation date. The Funds calculate their NAV as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading.

Foreign equity securities are valued as of the close of trading on the stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Generally, foreign equity securities, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated. The fair valued securities are converted at the exchange rates available at 4 p.m. Eastern time.

36	SIX CIRCLES TRUST	JUNE 30, 2025

Fixed income securities are valued based on prices received from pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, pricing services may consider a variety of inputs and factors, including, but not limited to proprietary models that may take into account market transactions in securities with comparable characteristics, yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, underlying collateral and estimated cash flows. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.

Exchange-traded futures contracts and options are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts and over the counter options are valued utilizing market quotations from approved pricing services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Basic Materials	$116,763	$—	$—	$116,763
Communications	4,475,028	—	—	4,475,028
Consumer Cyclical	1,893,547	—	—	1,893,547
Consumer Non-cyclical	3,613,953	—	—	3,613,953
Energy	914,665	—	—	914,665
Financial	2,060,739	—	—	2,060,739
Industrial	1,339,914	—	—	1,339,914
Technology	7,640,287	—	—	7,640,287
Utilities	548,712	—	—	548,712

Total Common Stocks	22,603,608	—	—	22,603,608

Warrant
Technology	—	—	—	—
Short-Term Investments
Time Deposits	—	75,184	—	75,184

Total Investments in Securities	$22,603,608	$75,184	$—	$22,678,792

Appreciation in Other Financial Instruments
Futures contracts	$529	$—	$—	$529

Depreciation in Other Financial Instruments
Future contract	$(23)	$—	$—	$(23)

JUNE 30, 2025	SIX CIRCLES TRUST	37

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

Six Circles Managed Equity Portfolio International Unconstrained Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$157,001	$—	$157,001
Austria	—	23,936	—	23,936
Belgium	—	46,826	—	46,826
Brazil	15,474	—	—	15,474
Chile	1,884	8,185	—	10,069
China	—	776	—	776
Colombia	110	164	—	274
Czech Republic	523	302	—	825
Denmark	—	386,539	—	386,539
Egypt	18	225	—	243
Finland	—	88,443	—	88,443
France	—	1,196,015	—	1,196,015
Germany	3,879	1,502,169	—	1,506,048
Greece	819	2,006	—	2,825
Hong Kong	2,658	65,353	—	68,011
Hungary	212	1,149	—	1,361
India	1,018	84,257	—	85,275
Indonesia	—	5,513	—	5,513
Ireland	10,055	65,394	—	75,449
Italy	—	323,380	—	323,380
Japan	—	567,367	—	567,367
Kuwait	83	3,517	—	3,600
Luxembourg	231	18,174	—	18,405
Macau	—	616	—	616
Malaysia	511	5,481	—	5,992
Mexico	9,358	—	—	9,358
Netherlands	224	489,319	—	489,543
New Zealand	1,560	4,993	—	6,553
Norway	7,962	42,638	—	50,600
Peru	951	—	—	951
Philippines	831	1,363	—	2,194
Poland	—	7,125	—	7,125
Portugal	—	11,165	—	11,165
Qatar	1,361	2,103	—	3,464
Saudi Arabia	1,292	15,178	—	16,470
Singapore	9,017	30,591	—	39,608
South Africa	3,181	10,449	—	13,630
South Korea	—	48,461	—	48,461
Spain	6,195	297,918	—	304,113
Sweden	42,884	252,436	—	295,320
Switzerland	—	1,231,076	—	1,231,076
Taiwan	409	204,618	—	205,027
Thailand	307	4,389	—	4,696
Turkey	291	2,030	—	2,321
United Arab Emirates	2,039	5,362	—	7,401
United Kingdom	—	1,615,027	—	1,615,027
United States	8,368	—	—	8,368

Total Common Stocks	133,705	8,829,029	—	8,962,734

38	SIX CIRCLES TRUST	JUNE 30, 2025

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Preferred Stocks
Brazil	$5,518	$—	$—	$5,518
Chile	296	—	—	296
Colombia	—	263	—	263
Germany	—	14,245	—	14,245
South Korea	—	1,966	—	1,966

Total Preferred Stocks	5,814	16,474	—	22,288

Warrant
Canada	—	—	—	—
Short-Term Investments
Time Deposits	—	178,161	—	178,161

Total Investments in Securities	$139,519	$9,023,664	$—	$9,163,183

Appreciation in Other Financial Instruments
Futures contracts	$620	$—	$—	$620
Forward Foreign Currency Exchange contracts	—	3	—	3

Total Appreciation in Other Financial Instruments	$620	$3	$—	$623

Depreciation in Other Financial Instruments
Futures contracts	$(55)	$—	$—	$(55)
Forward Foreign Currency contract	—	(1)	—	(1)

Total Depreciation in Other Financial Instruments	$(55)	$(1)	$—	$(56)

There were no significant transfers into or out of level 3 for the period ended June 30, 2025 for the Funds.

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAV of the Funds.

As of June 30, 2025 the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A or Regulation S under the Securities Act.

C. Derivatives — The Funds used derivative instruments including futures, in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures as well as credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated by the Sub-Advisers, with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark-to-market gains to a Fund.

Notes C(1) — C(2) below describe the various derivatives used by the Funds.

(1) Futures Contracts — The Funds used index futures to gain or reduce exposure to certain countries or regions, to maintain liquidity or minimize transaction costs.

JUNE 30, 2025	SIX CIRCLES TRUST	39

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

Futures contracts may provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities. Futures contracts outstanding at period end, if any, are listed after each Fund’s SOI.

The use of futures contracts may expose the Funds to equity price risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent the liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2) Forward Foreign Currency Exchange Contracts — The Funds may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Funds also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward contracts outstanding at period end, if any, are listed after each Fund’s SOI.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation/depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. Such Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Funds’ forward foreign currency exchange contracts may be subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts. As of June 30, 2025, the Funds did not receive or post collateral for forward foreign currency exchange contracts.

(3) Summary of Derivatives Information

The following tables present the value of derivatives held as of June 30, 2025, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)
Equity contracts	Receivables, Net Assets — Unrealized Appreciation	$529

Gross Liabilities:
Equity contracts	Payables, Net Assets — Unrealized Depreciation	$(23)

(a)

This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

40	SIX CIRCLES TRUST	JUNE 30, 2025

Six Circles Managed Equity Portfolio International Unconstrained Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Total
Equity contracts	Receivables, Net Assets — Unrealized Appreciation	$620	$—	$620
Foreign exchange contracts	Receivables	—	3	3

Total		$620	$3	$623

Gross Liabilities:
Equity contracts	Payables, Net Assets — Unrealized Depreciation	$(55)	$—	$(55)
Foreign exchange contracts	Payables	—	(1)	(1)

Total		$(55)	$(1)	$(56)

(a)

This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

The following tables present the Funds’ gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of June 30, 2025 (amounts in thousands):

Six Circles Managed Equity Portfolio International Unconstrained Fund

	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Received	Net Amount Due From Counterparty (Not less than zero)
BNP Paribas	$1	$(1)	$—	$—
UBS AG LONDON	2	—	—	2

	$3	$(1)	$—	$2

	Gross Amount of Derivative Liabilities Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Posted	Net Amount Due From Counterparty (Not less than zero)
BNP Paribas	$1	$(1)	$—	$—

	$1	$(1)	$—	$—

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.

The following tables present the effect of derivatives on the Statements of Operations for the period ended June 30, 2025, by primary underlying risk exposure (amounts in thousands):

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Equity contracts	$(7,113)	$—	$(7,113)
Foreign exchange contracts	—	(354)	(354)

Total	$(7,113)	$(354)	$(7,467)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$927

JUNE 30, 2025	SIX CIRCLES TRUST	41

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

Six Circles Managed Equity Portfolio International Unconstrained Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Equity contracts	$(1,468)	$—	$(1,468)
Foreign exchange contracts	—	5,895	5,895

Total	$(1,468)	$5,895	$4,427

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Equity contracts	$918	$—	$918
Foreign exchange contracts	—	2	2

Total	$918	$2	$920

Derivatives Volume

The table below discloses the volume of the Funds’ futures contracts and forward foreign currency exchange contracts activity during the period ended June 30, 2025 (amounts in thousands, except number of contracts). Please refer to the tables in the Summary of Derivative Information for derivative-related gains and losses associated with volume activity (amounts in thousands).

	Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	Six Circles Managed Equity Portfolio International Unconstrained Fund
Futures Contracts:
Average Notional Amount Long	$50,766	$78,295
Average Notional Amount Short	—	—
Forward Foreign Currency Exchange:
Average Principal Amount Purchased	—	610	(a)
Average Principal Amount Sold	—	149	(b)

(a)	Positions were open for 2 months during the period.
(b)	Positions were open for 1 month during the period.

D. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within the Change in net unrealized appreciation/depreciation on investments on the Statements of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency. Currency gains or losses may be realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

E. Security Transactions, Investment Income and Expense Allocation — Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on an identified cost basis for financial reporting and federal income tax purposes. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the

42	SIX CIRCLES TRUST	JUNE 30, 2025

dividend. Non-cash dividends, if any, are recorded on the ex-dividend date or corporate action date at fair value. Distributions received from certain investments held by the Funds may be comprised of dividends, realized gains and returns of capital. The Funds originally estimate the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of information from the issuer.

The Funds are charged for those expenses of the Trust that are directly attributable to each Fund. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

F. Segment Reporting — The Chief Operating Decision Maker (CODM) is identified as the Fund management team, which comprises the Chief Investment Officer team, the named portfolio managers of the Adviser, and the officers of the Trust, including the Principal Executive Officer and the Principal Financial Officer. Each Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The CODM utilizes performance indicators such as profit, loss, income, expenses, and performance returns. These operating measures are reflected in the financial reporting, including, but not limited to, the Statement of Assets and Liabilities, the Statement of Operations, and the Financial Highlights. These reports are among the many inputs used by the CODM to assess performance and make strategic decisions.

G. Federal Income Tax — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) applicable to regulated investment companies. Each Fund intends to distribute to shareholders, substantially all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary.

The Funds follow the provisions of FASB Codification Section 740 (“ASC Section 740”) “Accounting for Uncertainty in Income Taxes” which clarifies the accounting for uncertainty in tax positions taken or expected to be taken on a tax return. ASC Section 740 sets forth a threshold for financial statement recognition, measurement and disclosure of tax positions taken or expected to be taken on a tax return. The Funds are required to recognize the tax effects of certain tax positions under a “more likely than not” standard, that based on their technical merits, have more than 50 percent likelihood of being sustained upon examination. Management has analyzed the tax positions taken on the Funds’ federal income tax returns for all open periods, and has concluded that no provision for federal income tax is required in the Funds’ financial statements. At June 30, 2025 the Funds did not have any uncertain tax benefits that require recognition, de-recognition or disclosure. The Funds’ federal, state and local income and federal excise tax returns for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

H. Foreign Tax — The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests. When capital gain tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

I. Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized capital gains are generally declared and paid according to the following schedule:

Fund Name	Net Investment Income	Net Realized Capital Gains
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	Annual	Annual
Six Circles Managed Equity Portfolio International Unconstrained Fund	Annual	Annual

Income and capital gain distributions will be determined in accordance with federal income tax regulations which may differ from GAAP. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character.

Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gain (loss) reported on the Fund financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statement of Changes in Net Assets and have been recorded to paid-in capital.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fees — The Adviser serves as the Funds’ investment adviser pursuant to an investment advisory agreement (the “Investment Advisory Agreement”). Under the terms of the Investment Advisory Agreement, the Adviser generally manages the Funds’ investments in accordance with the stated policies of each Fund, subject to the supervision of the Funds’ Board of Trustees. For the services provided to the Funds, the Adviser is entitled to a fee, accrued daily and paid monthly, at the annual rate of 0.25% of the average daily net assets of each Fund.

The Adviser selects and oversees professional money managers (the “Sub-Advisers”) who are responsible for investing the assets of the Funds under sub-advisory agreements (the “Sub-Advisory Agreements”). Pursuant to each respective Sub-Advisory Agreement, the Adviser agrees to pay each Sub-Adviser a sub-advisory fee from its investment advisory fees. BlackRock Investment Management, LLC (“BlackRock”) currently serves as the Sub-Adviser to the Funds. The Sub-Adviser is paid a management fee by the Adviser pursuant to their individually negotiated Sub-Advisory Agreement.

JUNE 30, 2025	SIX CIRCLES TRUST	43

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

The Adviser engaged Russell Investments Implementation Services, LLC (“Russell”) to provide stand-by interim sub-advisory services, as well as transition management services, for each Fund, to be utilized as needed in certain transitional circumstances involving a Fund Sub-Adviser. Russell is paid a minimum per fund annual flat fee and/or a monthly fee equal to a percentage of daily net assets to the extent assets are allocated to Russell as interim Sub-Adviser. During the reporting period, the Funds have not allocated assets to Russell.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3F and reflected on the Statement of Operations.

B. Administration and Accounting Fees — Pursuant to an Administrative Agency Agreement, Brown Brothers Harriman & Co. (the “Administrator”) provides certain administration and fund accounting services to the Funds.

C. Distribution Fees — Pursuant to a Distribution Agreement, Foreside Fund Services, LLC (the “Distributor”), will serve as the Funds’ principal underwriter and acts as the agent of the Funds in connection with the continuous offering of shares of each Fund. The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Funds. The Distributor does not receive compensation from the Funds, but instead is compensated by the Adviser for certain distribution-related expenses.

D. Custodian — Pursuant to a Custodian Agreement, Brown Brothers Harriman & Co. serves as the custodian (the “Custodian”) for each of the Funds and is responsible for holding portfolio securities and cash and maintaining the books of account and records of portfolio transactions.

E. Transfer Agent — Pursuant to a Transfer Agency and Service Agreement, DST Asset Manager Solutions, Inc. (the “Transfer Agent”) serves as each Fund’s transfer and dividend disbursing agent. The Transfer Agent is responsible for maintaining account records, detailing the ownership of Fund shares and for crediting income, capital gains and other changes in share ownership to shareholder accounts.

F. Waivers and Reimbursements — The Adviser has contractually agreed through at least April 30, 2026, to waive any management fees that exceed the aggregate management fees the Adviser is contractually required to pay each Fund’s Sub-Adviser. Thereafter, this waiver will continue for subsequent one year terms unless terminated in accordance with its terms. Such waivers are not subject to reimbursement by the Funds. The Adviser has also contractually agreed through at least April 30, 2026, to reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, if any, dividend and interest expenses related to short sales, brokerage fees, interest on borrowings, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed the following percentages of the average daily net assets of each Fund (the “Expense Cap”):

Fund	Expense Cap
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	0.45%
Six Circles Managed Equity Portfolio International Unconstrained Fund	0.50%

An expense reimbursement by a Fund’s Adviser is subject to repayment by the Fund only to the extent it can be made within thirty-six months following the date of such reimbursement by the Adviser. Repayment must be limited to amounts that would not cause a Fund’s operating expenses (taking into account any reimbursements or waiver by the Adviser and repayments by the Fund) to exceed the Expense Cap in effect at the time of the reimbursement by the Adviser or at the time of repayment by the Fund. This expense reimbursement is in effect through April 30, 2026, at which time the Adviser and/or its affiliates will determine whether to renew or revise it.

For the period ended June 30, 2025, there were no amounts reimbursed by the Adviser, nor were there amounts available for potential future recoupment by the Adviser.

G. Cross Trades — The Funds may participate in purchase and sale transactions with other Six Circles Funds. These cross trades are executed in accordance with procedures adopted by the Trust’s Board and comply with Rule 17a-7 of the 1940 Act, which require, among other things, that such cross trades be effected at the independent current market price of the security.

During the period ended June 30, 2025, the aggregate value of purchase and sale cross trades with other Six Circles Funds were as follows (amounts in thousands):

Fund Name	Purchases	Sales	Realized gain/loss
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	$89	$383	$(28)
Six Circles Managed Equity Portfolio International Unconstrained Fund	3,724	10	—

4. Investment Transactions

During the period ended June 30, 2025, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	$5,097,836	$2,609,627	$—	$—
Six Circles Managed Equity Portfolio International Unconstrained Fund	3,584,787	2,010,126	—	—

44	SIX CIRCLES TRUST	JUNE 30, 2025

5. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Since the Funds are non-diversified, they may invest a greater percentage of their assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in a Funds’ shares being more sensitive to economic results among those issuing the securities.

The Six Circles Managed Equity Portfolio International Unconstrained Fund invests in foreign issuers and foreign securities (including depositary receipts) which are subject to additional risks, including political and economic risks, unstable governments, civil conflicts and war, greater volatility, decreased market liquidity, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit the Fund’s ability to buy and sell securities.

Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers. Additionally, investors may have substantial difficulties bringing legal actions to enforce or protect investors’ rights, which can increase the risks of loss.

Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable. In addition, the Fund is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular, in emerging markets countries.

The Six Circles Managed Equity Portfolio International Unconstrained Fund performance may be affected by political, social and economic conditions in Europe, such as growth of the economic output (the gross national product), the rate of inflation, the rate at which capital is reinvested into European economies, the success of governmental actions to reduce budget deficits, the resource self sufficiency of European countries and interest and monetary exchange rates between European countries. European financial markets may experience volatility due to concerns about high government debt levels, credit rating downgrades, rising unemployment, the future of the euro as a common currency, possible restructuring of government debt and other government measures responding to those concerns, and fiscal and monetary controls imposed on member countries of the European Union.

As of June 30, 2025, the Six Circles Managed Equity Portfolio International Unconstrained Fund had non-U.S. country allocations representing greater than 10% of Net Assets allocated as follows:

France	Germany	Switzerland	United Kingdom
13.1%	16.6%	13.5%	17.6%

As of June 30, 2025, a significant portion of the Six Circles Managed Equity Portfolio International Unconstrained Fund net assets consisted of securities that were denominated in foreign currencies. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises relative to a foreign currency, an investment impacted by that currency loses value because that currency is worth less in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Overnight bank deposits of foreign currency can result in negative interest rates based on monetary policies in that respective country. Currency markets generally are not as regulated as securities markets, may be riskier than other types of investments and may increase the volatility of the Fund. Although the Fund may attempt to hedge its currency exposure into the U.S. dollar, it may not be successful in reducing the effects of currency fluctuations. The Fund may also hedge from one foreign currency to another. In addition, the Fund’s use of currency hedging may not be successful, including due to delays in placing trades and other operational limitations, and the use of such strategies may lower the Fund’s potential returns.

The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or

JUNE 30, 2025	SIX CIRCLES TRUST	45

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

more portfolio positions, or selling such positions at an unfavorable time and/ or under unfavorable conditions, can increase the volatility of a Fund’s NAV per share. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs, and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability and infectious disease epidemics or pandemics. For example, the outbreak of COVID-19 negatively affected economies, markets and individual companies throughout the world, including those in which a Fund invests. The effects that any future pandemic or other global event can have upon public health and business and market conditions may have a significant negative impact on the performance of a Fund’s investments, increase a Fund’s volatility, negatively impact a Fund’s arbitrage and pricing mechanisms, exacerbate preexisting political, social and economic risks to a Fund, and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self regulatory organizations have taken or may take actions in response to a pandemic or other global event that affect the instruments in which a Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on a Fund’s investment performance. The ultimate impact of any pandemic or other global event and the extent to which the associated conditions and governmental response impact a Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.

The Funds may also invest in shares of other investment companies and ETFs. ETFs are ownership interests in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks many of which are designed to track the price performance and dividend yield of a particular broad-based, sector or international index. ETFs include a wide range of investments. Shareholders bear both their proportionate share of a Fund’s expenses and similar expenses of the underlying investment company or ETF when a Fund invests in shares of another investment company or ETF. A Fund is subject to the risks associated with the ETF’s or investment company’s investments. ETFs, investment companies and other investment vehicles that invest in commodities or currencies are subject to the risks associated with direct investments in commodities or currencies. The price and movement of an ETF or closed-end fund designed to track an index may not track the index and may result in a loss. In addition, closed-end funds that trade on an exchange often trade at a price below their NAV (also known as a discount). Certain ETFs or closed-end funds traded on exchanges may be thinly-traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer.

The Funds may be subject to risks associated with investments in derivatives, including futures, options, swaps and forward contracts, which may be riskier than other types of investments and may increase the volatility of a Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed a Fund’s original investment. The Funds may be more volatile than if a Fund had not been leveraged because the leverage tends to exaggerate any effect on the value of a Fund’s portfolio securities. Certain derivatives expose a Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, a Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so a Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose a Fund to risks of mispricing or improper valuation. Derivatives also can expose a Fund to derivative liquidity risk, which includes the risks involving the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties, legal risk, which includes the risk of loss resulting from insufficient or unenforceable contractual documentation, insufficient capacity or authority of a Fund’s counterparty and operational risk, which includes documentation or settlement issues, system failures, inadequate controls and human error. Derivatives also subject a Fund to liquidity risk because the liquidity of derivatives is often based on the liquidity of the underlying instruments. In addition, the possible lack of a liquid secondary market for derivatives and the resulting inability of a Fund to sell or otherwise close a derivatives position could expose a Fund to losses and could make derivatives more difficult for a Fund to value accurately.

The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds such as swap contracts and forward foreign currency exchange contracts.

The Six Circles Managed Equity Portfolio U.S. Unconstrained Fund may invest in companies in the healthcare sector which may be subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines and an increased emphasis on the delivery of healthcare through outpatient services. Companies in the healthcare sector are heavily dependent on obtaining and defending patents, which may be time consuming and costly, and the expiration of patents may also adversely affect the profitability of these companies. Healthcare companies are also subject to extensive litigation based on product liability and similar claims. In addition, their products can

46	SIX CIRCLES TRUST	JUNE 30, 2025

become obsolete due to industry innovation, changes in technologies or other market developments. Many new products in the healthcare sector require significant research and development and may be subject to regulatory approvals, all of which may be time consuming and costly with no guarantee that any product will come to market. Several legislative proposals concerning healthcare have been considered by the U.S. Congress in recent years and it is unclear what proposals will ultimately be enacted, if any, and what effect they may have on companies in the healthcare sector.

The Six Circles Managed Equity Portfolio U.S. Unconstrained Fund may invest in technology companies which may face intense competition, both domestically and internationally, which may have an adverse effect on their profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

The Six Circles Managed Equity Portfolio International Unconstrained Fund may invest in financial services companies that are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Certain events in the financials sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Securities of financial services companies may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition. Adverse economic, business or political developments could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.

6. Income Taxes and Distributions to Shareholders

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. Temporary differences do not require reclassification. Temporary differences and permanent reclassifications have no effect on net assets. For the fiscal year ended December 31, 2024, the Funds made permanent book-to-tax reclassifications primarily related to investments in passive foreign investment companies (“PFICs”), real estate investment trusts (“REITs”), foreign currency gain/loss, and taxable overdistributions.

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at June 30, 2025 were as follows (amounts in thousands):

	Aggregate Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	$16,570,829	$6,537,587	$(429,118)	$6,108,469
Six Circles Managed Equity Portfolio International Unconstrained Fund	7,185,722	2,327,181	(349,153)	1,978,028

As of December 31, 2024, the following Funds had the following post-enactment net capital loss carryforwards (amounts in thousands):

	Capital Loss Carryforward Character
	Short-Term	Long-Term
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	$—	$89,620
Six Circles Managed Equity Portfolio International Unconstrained Fund	47,198	101,734

During the year ended December 31, 2024, the following Funds utilized capital loss carryforwards as follows (amounts in thousands):

	Capital Loss Utilized
	Short-Term	Long-Term
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	$156,595	$50,984
Six Circles Managed Equity Portfolio International Unconstrained Fund	31,742	—

JUNE 30, 2025	SIX CIRCLES TRUST	47

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2025 (Unaudited) (continued)

Specified ordinary losses incurred after October 31 within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended December 31, 2024, the Funds deferred to January 1, 2025 the following specified ordinary losses (amounts in thousands):

Specified Ordinary Loss
Six Circles Managed Equity Portfolio International Unconstrained Fund	$2,979

7. Ownership Concentration

As of June 30, 2025, the Six Circles Managed Equity Portfolio U.S. Unconstrained Fund and Six Circles Managed Equity Portfolio International Unconstrained Fund each had one affiliated omnibus account for the benefit of its clients which owned approximately 99% of its outstanding shares.

8. New Accounting Pronouncement

In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The Funds evaluated the impact of this ASU and concluded that “contractual restrictions” are not considered when measuring the fair value of the securities; therefore, these amendments did not have any impact on the Funds’ financial statements.

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. Management is currently evaluating the implications of these changes on the financial statements.

9. Subsequent Events

The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events that require disclosure.

48	SIX CIRCLES TRUST	JUNE 30, 2025

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(unaudited)

ANNUAL APPROVAL OF THE CONTINUATION OF THE ADVISORY, SUB-ADVISORY AND SUB-SUB-ADVISORY AGREEMENTS

Materials Requested Prior to the Meeting. Prior to the Meeting, Ropes & Gray LLP (“Ropes & Gray” or “Independent Legal Counsel”), counsel to the Independent Trustees, had prepared letters on behalf of the Independent Trustees requesting information from J.P. Morgan Private Investments Inc. (“JPMPI” or the “Adviser”) and each Sub-Adviser and Sub-Sub-Adviser (each as defined below) in connection with the proposed continuance for an additional one-year term of (i) the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and JPMPI for the Six Circles U.S. Unconstrained Equity Fund (the “U.S. Equity Fund”), the Six Circles International Unconstrained Equity Fund (the “International Equity Fund”), the Six Circles Tax Aware Ultra Short Duration Fund (the “Tax Aware Fund”), the Six Circles Ultra Short Duration Fund (the “Ultra Short Fund”), the Six Circles Managed Equity Portfolio U.S. Unconstrained Fund (the “MEP U.S. Fund”), the Six Circles Managed Equity Portfolio International Unconstrained Fund (the “MEP International Fund”), the Six Circles Global Bond Fund (the “Global Bond Fund”), the Six Circles Tax Aware Bond Fund (the “Tax Aware Bond Fund”), the Six Circles Credit Opportunities Fund (the “Credit Opportunities Fund”) and the Six Circles Multi-Strategy Fund (the “Multi-Strategy Fund”) (collectively the “Funds”), (ii) the Sub-Advisory Agreements in respect of the Funds between JPMPI and each of AHL Partners LLP (“AHL”), Allspring Global Investments, LLC (“Allspring”), BlackRock Investment Management, LLC (“BlackRock”), Capital International Inc. (“Capital”), Dynamic Beta Investments LLC (“DBI”), Goldman Sachs Asset Management, L.P. (“GSAM”), Insight North America LLC (“Insight”), Lord, Abbett & Co. LLC (“Lord Abbett”), Muzinich & Co., Inc. (“Muzinich”), Nuveen Asset Management, LLC (“Nuveen”), PGIM, Inc. (“PGIM”), Pacific Investment Management Company LLC (“PIMCO”), RBC Global Asset Management (UK) Limited (“RBC GAM (UK)”), Russell Investments Implementation Services LLC (“RIIS”) (in the case of RIIS, as a stand-by, interim Sub-Adviser) and T. Rowe Price Associates, Inc. (“TRowePrice”) (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) and (iii) the Sub-Sub-Advisory Agreements between BlackRock and BlackRock International Limited (“BIL”), Blackrock and BlackRock (Singapore) Limited (“BSL”), PGIM and PGIM Limited (“PGIML”) and RBC GAM(UK) and RBC Global Asset Management (US) Inc. (“RBC GAM(US)”) (each of BIL, BSL, PGIML and RBC GAM(US), a “Sub-Sub-Adviser” and collectively, the “Sub-Sub-Advisers; each Sub-Adviser and its affiliated Sub-Sub-Adviser(s), as applicable, are sometimes collectively referred to herein as a single Sub-Adviser) (each of the Advisory Agreement, the Sub-Advisory Agreements and the Sub-Sub-Advisory Agreements, an “Agreement” and, collectively, the “Agreements”).

The requests were designed to address the requirement under Section 15(c) of the 1940 Act that the Trustees request and evaluate, and that the Adviser and each Sub-Adviser furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements. JPMPI and each Sub-Adviser (on behalf of itself and its affiliated Sub-Sub-Advisers, as applicable) responded to the information requests and provided memoranda and related materials and exhibits for consideration by the Trustees, which were provided to the Trustees in advance of the Meeting and included in the Meeting Materials (together, the “15(c) Materials”).

Set forth below is a summary of the material factors evaluated by the Trustees that formed the basis for the Board’s approval of the continuation of the Agreements. The Trustees’ conclusions as to the approval of the continuation of the Agreements were based on a comprehensive consideration of all information provided to the Trustees. In deciding whether to approve the continuation of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors.

Materials Reviewed. In considering the approval of the continuation of the Agreements, the Trustees reviewed the 15(c) Materials and related exhibits and other information which included, among other items, (i) the terms of the Agreements, (ii) comparative fee and expense information and comparative performance information of comparable 1940 Act funds developed by Broadridge Financial Solutions/Lipper (“Broadridge”) and of any comparable funds or accounts managed by the Adviser or a Sub-Adviser, (iii) performance of the Funds compared to applicable benchmarks/indices, (iv) fee schedules and composite performance information with respect to the J.P. Morgan managed accounts and related strategies that invest in the Funds, (v) descriptions of various services and functions performed by the Adviser for the Funds, such as portfolio management, compliance monitoring, risk management, valuation and administrative, accounting, legal and other services, and descriptions of the portfolio management services provided by each Sub-Adviser to the Funds, (vi) the estimated costs to the Adviser of providing such services, (vii) information regarding the Adviser’s and each Sub-Adviser’s compliance policies and procedures applicable to the Funds, (viii) balance sheet and/or other financial information regarding the Adviser and each Sub-Adviser, (ix) information regarding the Adviser’s corporate organizational structure and biographical information of key personnel of the Adviser and its affiliates who provide services to the Funds and similar information for each Sub-Adviser, (x) information regarding estimated profitability to the Adviser from its relationship with the Funds, (xi) information regarding potential economies of scale, and (xii) information regarding potential ancillary or “fall out” benefits to the Adviser and its affiliates or a Sub-Adviser and its

JUNE 30, 2025	SIX CIRCLES TRUST	49

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

affiliates from their relationships with the Funds. The Trustees also reviewed a memorandum prepared by Independent Legal Counsel regarding the responsibilities of the Trustees in considering the approval of the continuation of the Agreements under applicable law.

Review Process. Following the Independent Trustees’ receipt and review of the 15(c) Materials, they held an initial meeting via video conference on May 20, 2025, during which representatives from the Adviser (sometimes referred to herein as “management”) presented to the Trustees regarding the 15(c) Materials and the related proposed continuance of the Agreements, as well the Funds’ administration- and distribution-related contracts, and responded to various questions from the Independent Trustees. The Independent Trustees held a subsequent video meeting on May 24, 2025 with Independent Legal Counsel to consider the 15(c) Materials and management’s presentations and related deliberations during the initial meeting with management held on May 20. The Independent Trustees formulated a number of questions and requests for follow-up information from management, which Independent Legal Counsel subsequently communicated to the Adviser in writing. The Adviser responded to each of the various follow-up questions and requests either in writing or orally at the Meeting. The Independent Trustees and Independent Legal Counsel held additional executive sessions in connection with the Meeting, one of which included the interested Chair of the Board and other representatives of the Adviser. The Trustees also received written and oral presentations during the Board’s regular meetings throughout the year on matters related to the Agreements. As indicated, at several points during the review process, Independent Trustees discussed the proposed continuation of the Agreements during executive sessions held with Independent Legal Counsel at which no representatives of management were present.

Nature, Extent and Quality of Services. The Trustees considered the depth and quality of the investment management processes of JPMPI and the Sub-Advisers and Sub-Sub-Advisers, including the experience and capabilities of each entity’s senior management, investment and other personnel, and the overall financial strength and stability of the organizations. The Trustees also considered the nature, extent and quality of the various services JPMPI provides under the Advisory Agreement, including with respect to its selection, evaluation and oversight of each Sub-Adviser and Sub-Sub-Adviser, as well as the administrative and other services JPMPI provides to the Funds, including oversight of the Fund’s administrator and other service providers. In this regard, the Trustees noted JPMPI’s continuing investments in technology and other resources to support its investment management, compliance, accounting, risk management and other services on behalf of the Funds, as well as JPMPI’s continuing efforts to attract and retain qualified personnel to provide services to the Funds and maintain and enhance its related resources and systems. The Trustees also considered JPMPI’s policies, procedures and systems designed to promote the Funds’ compliance with applicable laws and regulations and to conduct effective oversight of each Sub-Adviser, Sub-Sub-Adviser and other Fund service providers, and its processes and communications to keep the Trustees informed about matters relevant to the Funds and their shareholders.

The Trustees also considered the sub-advisory services provided by each Sub-Adviser and Sub-Sub-Adviser to the Funds under the applicable Agreements, including information about the investment personnel of each entity who are responsible for providing services under the applicable Sub-Advisory Agreement or Sub-Sub-Advisory Agreement. The Trustees reviewed the nature and quality of the investment management, research, trading, risk management, compliance and other capabilities of each Sub-Adviser and Sub-Sub-Adviser and the experience and capabilities of the entity’s portfolio management and other personnel who provide services to the Funds. Among other information, the Trustees also took into account certifications received from JPMPI and each Sub-Adviser confirming the adequacy of its compliance program and code of ethics.

Among other information, the Trustees noted that, to date, RIIS had not been called upon to act as an interim Sub-Adviser to any Fund under its Sub-Advisory Agreement (the “RIIS Interim Sub-Advisory Agreement”). In considering the proposed continuance of the RIIS Interim Sub-Advisory Agreement, the Trustees noted that, in September 2024, the Board approved an amendment to the RIIS Interim Sub-Advisory Agreement pursuant to which RIIS is paid a minimum annual flat fee per Fund for agreeing to maintain capacity to potentially serve as an interim Sub-Adviser. It was further noted that to the extent a Fund pays RIIS fees for actual portfolio or transition management services provided by RIIS to a Fund during a year in excess of the minimum fee, the minimum fee would not be billed for that Fund for that year. Prior to this amendment, RIIS was paid a sub-advisory fee with respect to a Fund only if it actually served as an interim Sub-Adviser to the Fund. The Trustees also considered that the arrangement with RIIS was beneficial to the Funds as RIIS has the ability to cover both fixed income and equity strategies and the capacity to handle a large volume of assets in the event there was a disruption in services from sub-advisers such as BlackRock managing a large portion of assets.

Investment Performance. As part of their review of the services provided by JPMPI and each Sub-Adviser, the Trustees reviewed the performance of each of the Funds, including in reference to a Broadridge report which contained, among other information, comparisons of each Fund’s total return investment performance for 1-, 3- and 5-year (as applicable) and since inception periods ended December 31, 2024 to a

50	SIX CIRCLES TRUST	JUNE 30, 2025

performance group and performance universe of peer funds selected by Broadridge and to the Fund’s benchmark index. In reviewing the comparative information, the Trustees took into account JPMPI’s explanation that the peer funds selected by Broadridge, and the applicable benchmarks, do not provide particularly apt comparisons, given each Fund’s intended role as a completion portfolio for the broader J.P. Morgan managed account portfolios and the bespoke and highly tailored structures of the Funds’ portfolios. The Trustees considered JPMPI’s view that since the role of the Funds is to enhance the relative performance of the total managed account portfolios in which they are held, the Trustees should also take into account and evaluate the performance of the Funds in the context of the broader portfolios they are intended to complete and on the basis of whether the Funds serve their intended purposes. In this regard, the Board received representations from JPMPI’s Chief Investment Officer (“CIO”) team regarding the utility of the Funds in serving their intended purposes, including how they have served to enhance access to investment ideas and have increased portfolio efficiency for the managed account strategies that invest in the Funds.

The Trustees also considered information provided with the 15(c) Materials and throughout the year by JPMPI with respect to its diligence, selection process and monitoring of the performance of the Funds’ Sub-Advisers and Sub-Sub-Advisers on behalf of the applicable Funds. In this regard, the Trustees received and took into account supplemental information regarding the performance of individual sleeves of the Funds’ portfolios managed by a Sub-Adviser or Sub-Sub-Adviser in comparison to performance benchmark(s), which included customized benchmarks in certain cases. In addition, the Trustees received and reviewed composite performance information for J.P. Morgan managed account portfolios that invest in the Funds, along with related performance attribution information. The Trustees also considered the results of reviews of the performance of the Sub-Advisers and Sub-Sub-Advisers by the J.P. Morgan Investment Performance Governance Committee (“IPGC”), a separate committee within JPMorgan responsible for providing ongoing oversight of third-party investment strategies, and related reports provided by IPGC to the Board throughout the year. The Trustees took into account indications from IPGC that it has been satisfied with the performance of each Sub-Adviser, and that the Funds have to date served and continue to serve their intended purposes as completion portfolios for JPMorgan separate account strategies.

Fees and Total Expenses. In considering the fees and expenses of each Fund, the Trustees took into account a number of factors, including the type and complexity of the services provided to the Funds under the Agreements, the estimated cost of providing such services, the risks assumed by JPMPI in serving as investment adviser to the Funds and providing such services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential returns to investors in the Funds. The Trustees noted that the advisory fee rate payable to JPMPI under the Advisory Agreement is the same for all Funds, with the exception of the Credit Opportunities Fund and the Multi-Strategy Fund, each of which has a higher advisory fee rate to account for the higher cost sub-advisers and strategies within the Fund. They also took into account JPMPI’s explanation that each Fund receives substantially similar investment management services from JPMPI, including asset allocation, investment oversight and other management services. In addition, the Trustees took into account that the Adviser had contractually agreed to (i) reimburse expenses for the Funds to the extent the total expense ratio for each Fund exceeds a certain specified limit and (ii) waive any advisory fees that exceed the aggregate sub-advisory fees JPMPI is contractually required to pay to the Sub-Advisers, and that JPMPI was proposing to continue those arrangements for an additional year. In this regard, the Trustees took into account that, all other things being equal, the amendment to the RIIS Interim Sub-Advisory Agreement adopted in September 2024 results in JPMPI paying higher amounts of sub-advisory fees, and therefore waiving correspondingly lesser amounts of its advisory fees, for each Fund than it did prior to the amendment. The Trustees also took into account that the per Fund annual minimum fee paid is relatively small in comparison to each Fund’s total expenses and would be credited to offset any fees paid by a Fund to RIIS for actual portfolio or transition management services provided by RIIS to the Fund during a calendar year.

The Trustees reviewed the advisory fees and total expenses of each Fund (each as a percentage of average net assets) in comparison to the average and median fees and expenses of peer funds within two peer expense groups and an expense universe identified by Broadridge. They noted that two expense groups were identified by Broadridge for each Fund, one of which included institutional 1940 Act funds, and the other only pure index exchange-traded funds (“ETFs”) in light of the Funds’ index-based strategies, and that the expense universe identified by Broadridge included a broader group of institutional 1940 Act funds. The Trustees took into account that each Fund was in the 1st quintile (i.e., having among the lowest fees/expenses) for actual management fees and total expenses in comparison to the Broadridge expense group and expense universe for institutional 1940 Act funds as well as the expense group including only ETFs, with the exception of (i) the Ultra Short Fund, which was in the 2nd quintile in the expense group for institutional 1940 Act funds and in the 3rd and 4th quintiles for actual management fees and total expenses, respectively, in the expense group including only ETFs, (ii) the Tax Aware Bond Fund, which was in the 2nd quintile for both actual management fees and total expenses in the expense group including only ETFs and (iii) the Multi-Strategy Fund, which ranked second among only one other fund for total expenses in the expense

JUNE 30, 2025	SIX CIRCLES TRUST	51

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

group including only ETFs. The Trustees noted that all Funds were in the 1st quintile for contractual management fees in comparison to the Broadridge expense group and universe for institutional 1940 Act funds and the expense group including only ETFs, with the exception of the Credit Opportunities Fund, which was in the 5th quintile of both expense groups and the expense universe, and the Multi-Strategy Fund, which was in the 3rd quintile of the expense group for institutional 1940 Act funds and ranked second among only one other fund in the expense group including only ETFs. They took into account, however, that with respect to actual management fees, the Credit Opportunities Fund and the Multi-Strategy Fund were each in the 1st quintile of both the expense groups and the expense universe after taking into account the fee waivers observed for the Fund.

The Trustees also considered information regarding the sub-advisory fee rates paid to each Sub-Adviser under the Sub-Advisory Agreements and found them to be reasonable. In this regard, the Trustees took into account that the Adviser, and not the Funds, pays each Sub-Adviser for its services to the Funds out of the advisory fees that the Adviser receives from the Funds under the Advisory Agreement, and further that the Adviser does not retain any such advisory fees. The Trustees also considered that the fees paid to each Sub-Sub-Adviser are paid by the applicable Sub-Adviser out of the sub-advisory fees it receives from the Adviser.

The Trustees also reviewed the fee rates of funds or accounts, if any, managed by a Sub-Adviser with comparable investment objectives and strategies to those of a Fund or portfolio sleeve of a Fund sub-advised by the Sub-Adviser. In doing so, the Trustees took into account the Adviser’s views regarding the limitations of fee comparisons to other funds and separately managed accounts that are not registered under the 1940 Act and/or are not publicly offered, in light of the differences in the types and scope of services provided to the Funds compared to those provided to such other funds and accounts. Further, the Trustees took into account the differing levels of services provided and resulting limitations of fee comparisons with respect to other funds or accounts for which a Sub-Adviser serves as primary investment adviser, as opposed to fees charged where a Sub-Adviser serves only in a sub-advisory capacity, as in the case of the Funds. The Trustees also noted management’s representation that JPMPI does not manage any funds or accounts with comparable investment objectives and strategies as those of the Funds, and similar representations from applicable Sub-Advisers indicating that such Sub-Adviser does not manage any comparable funds or accounts with respect to a Fund or portfolio sleeve it sub-advises. Additionally, the Trustees noted the most-favored nation fee provisions agreed to in the applicable Sub-Advisory Agreements by AHL, Allspring, BlackRock, Capital, DBI, GSAM, Insight, Lord Abbett, Muzinich, Nuveen, PGIM, PIMCO, RBC GAM (UK), RIIS and TRowePrice, which help ensure that sub- advisory fee rates charged by each such Sub-Adviser with respect to the Funds are no higher than the fees the Sub-Adviser charges to similar clients.

Adviser Costs, Level of Profits and Economies of Scale. The Trustees considered the estimated profits realized by the Adviser from the Advisory Agreement and in connection with the operation of the Funds based on profitability information included in the 15(c) Materials. Among other information, the Trustees considered the Funds’ operating expenses and estimated costs to the Adviser of providing services to the Funds. They also considered the impact of the expense limitation agreement and fee waiver agreement observed by JPMPI with respect to each Fund on the Adviser’s estimated profitability. The Trustees took into account that JPMPI’s estimates indicated that the Adviser has been unprofitable with respect to each of the Funds from inception through December 31, 2024. The Trustees also took into account that, although the Adviser has not realized direct profits with respect to the Funds, J.P. Morgan and its affiliates could be profitable with respect to the managed accounts that invest in the Funds and received related information and input from the Adviser in this regard.

The Trustees further noted that the advisory fee rates paid to the Adviser do not have break points, but due to the Funds’ fee waiver arrangements, the Adviser does not retain any portion of the advisory fees paid by the Funds and also observes expense limitation arrangements for each Fund, which may allow the Funds to benefit from economies of scale. The Trustees took into account that the Sub-Advisory Agreements with AHL, Allspring, BlackRock, GSAM, Insight, Lord Abbett, Muzinich, Nuveen, PGIM, PIMCO, RBC GAM (UK), RIIS and TRowePrice each include breakpoints to their sub-advisory fee rates at certain assets levels.

Ancillary Benefits. The Trustees also considered whether the Adviser and/or the Sub-Advisers or any of their affiliates may receive other ancillary or “fall out” benefits as a result of their relationships with the Funds. The Trustees considered that the Funds benefit the Adviser and its affiliates by enhancing the current discretionary product offering to J.P. Morgan Private Bank, J.P. Morgan Securities and Chase Wealth Management clients. The Trustees considered that the Funds serve to expand JPMPI’s CIO investment opportunities, expand their capacity to invest, and reduce unintended portfolio dispersion. The Trustees also considered that, apart from the Adviser, which does not retain any fees under the Advisory Agreement for managing the Funds, the Funds do not engage any JPMPI affiliates as Fund service providers. The Trustees noted that the Funds utilize unaffiliated/third-party service providers for administration, custody, audit and other services. In this regard, the Trustees took into account the Adviser’s representation that no JPMPI affiliate directly profits financially from the Funds themselves. The Trustees considered that the Adviser and/or its affiliates do receive portfolio management fees (“PMFs”) outside of the Funds

52	SIX CIRCLES TRUST	JUNE 30, 2025

based on funds held in the Adviser’s discretionary client accounts, including with respect to assets attributable to shares of the Funds held in such accounts. The Trustees took into account, however, the Adviser’s representation that it or its affiliates would receive these PMFs independent of whether the discretionary accounts allocated investments to the Funds or allocated the same assets to a third-party fund or other investment.

The Trustees also took into account that none of the Sub-Advisers are affiliated with any of the Funds’ other service providers, and therefore do not benefit from those contractual relationships. The Trustees also considered portfolio trading practices of RIIS, noting the relatively low trading costs that RIIS expects to incur in completing portfolio transactions for the Funds, should the services be used. Additionally, the Trustees considered that RIIS may receive ancillary benefits of receiving fees from serving as transition manager to the Funds under the Implementation Services Agreement between the Adviser and RIIS. In this regard, the Trustees noted that those transition management fees are not contingent on RIIS serving as an interim Sub-Adviser for the Funds and would be for services that are distinct from any actual sub-advisory services RIIS provides or its agreement to standby to serve as interim sub-adviser, and further that RIIS has not to date actually served as an interim Sub-Adviser for any Fund. The Trustees also considered the proprietary nature of the Funds and whether any benefits result to the Adviser by placing assets of J.P. Morgan managed account clients into the Funds. In addition, the Trustees considered whether the Adviser or its affiliates benefit from the Funds’ portfolio trading practices, noting that while the Adviser is affiliated with broker-dealers, no broker-dealer affiliate ordinarily executes portfolio transactions on behalf of the Funds.

The Trustees also took into account that, although the Adviser does not retain any of the advisory fees it receives from the Funds and has to date been unprofitable with respect to its management of the Funds themselves, that the Adviser and its affiliates receive fees for managing the J.P. Morgan managed accounts that invest in the Funds. In this regard, the Trustees discussed with management possible approaches to estimating any imputed profitability to the Adviser or J.P. Morgan from their operation of the Funds taking into account the managed account fees they receive that are attributable to assets invested in the Funds and related expenses, and reviewed related information provided by the Adviser. In this regard, the Trustees took into account the Adviser’s representation that J.P. Morgan would continue to receive the same level of fees from its managed accounts whether the accounts invested in the Funds or in other funds and/or individual securities.

Conclusions. After reviewing and considering these and other factors described herein, the Trustees concluded, in their reasonable business judgment, within the context of their overall conclusions regarding the Agreements and based on information provided and related representations made by the Adviser and Sub-Advisers, that they were satisfied that the fees payable under the Agreements represent reasonable compensation in light of the nature, extent and quality of services provided by the Adviser or Sub-Adviser/Sub-Sub-Adviser, as applicable, and that based on the information provided and taking into account the various assumptions made, the estimated profitability of the Adviser (if any) did not appear to be excessive. Based on their evaluation of factors that they deemed to be material, including, but not limited to, those factors described above, the Trustees, including the Independent Trustees, unanimously concluded that the terms of the Agreements are fair and reasonable to each Fund, and approved the continuance of each Agreement for an additional one-year term.

JUNE 30, 2025	SIX CIRCLES TRUST	53

Feb 2019

FACTS	WHAT DOES SIX CIRCLES TRUST* DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we may collect and share depend on the product or service you have with us. This information can include:

◾  Social Security number

◾  account balances and transaction history

◾  investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Six Circles Trust, chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Six Circles Trust share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

*

Six Circles Trust and its fund series do not currently, nor are they expected to, collect personal non-public information from individuals, since holdings are held on the books of each fund on an omnibus basis by financial intermediaries. To the extent Six Circles Trust does get access to personal information through its affiliates or otherwise, this statement would apply.

Questions?	Call 212-464-2070 to speak with a Managed Solutions & Strategies Investor Relations representative. We accept operator relay calls.

Who we are
Who is providing this notice?	Six Circles Trust

What we do
How does Six Circles Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We only authorize our personnel to access information about you when they need it to do their work for us. We require companies working for us to protect your information.
How does Six Circles Trust collect my personal information?

We may collect your personal information, for example, when you

◾  open an account or make a wire transfer

◾  direct us to buy securities or direct us to sell your securities

◾  provide your account information

Why can’t I limit all sharing?

Federal law gives you the right to limit only

◾  sharing for affiliates’ everyday business purposes – information about your creditworthiness

◾  affiliates from using your information to market to you

◾  sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

◾  Our affiliates include companies with the Chase or J.P. Morgan name including J.P. Morgan Private Investments Inc., our investment adviser.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ◾ We do not share with nonaffiliates so they can market to you
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ◾ We don’t jointly market

For more complete information about the Funds, including the Funds’ objectives, risks, charges and expenses, call your J.P. Morgan team or call 1-212-464-2070 or go to www.sixcirclesfunds.com for a prospectus. Read the prospectus carefully. The Six Circles Funds are specifically designed to be completion portfolios within an overall discretionary portfolio. The Six Circles Funds are not intended to be standalone investments. J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.

The Six Circles Funds are distributed by Foreside Fund Services, LLC a member of FINRA.

Contact Six Circles Funds collect at 1-212-464-2070 for a fund prospectus. You can also visit us at www.sixcirclesfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the Six Circles Funds before investing. The prospectus contains this and other information about the Six Circles Funds. Read the prospectus carefully before investing.

The Six Circles Funds file complete schedules of their fund holdings for the first and third quarters of their fiscal year with the SEC on Form N-PORT. The Six Circles Funds’ Forms N-PORT are available on the SEC’s website at http://www.sec.gov. Each Fund’s quarterly holdings can be found by visiting the Six Circles Funds’ website at www.sixcirclesfunds.com/literature.

A description of the Six Circles Funds’ policies and procedures with respect to the disclosure of the Six Circles Funds’ holdings is available in the prospectuses and Statements of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling collect 1-212-464-2070 or on the Six Circles Funds’ website at www.sixcirclesfunds.com. A description of such policies and procedures is in the Statement of Additional Information available on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser, and the Adviser in turn has delegated such authority to the Sub-Advisers. A copy of the Six Circles Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Six Circles Funds’ website at www.sixcirclesfunds.com no later than August 31 of each year. The Six Circles Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

©JPMorgan Chase & Co. 2025. All rights reserved. June 30, 2025.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in and/or disagreements with Accountants during the period covered by this report.

Item 9. Proxy Disclosures for Open-End Management Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Companies.

The aggregate renumeration paid to all Trustees is included within the financial statements under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The basis for approval of the Investment Advisory Contracts is included within the financial statements under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures.

(a)

The Registrant’s principal executive and financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s period covered by this report, that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(4)	Not applicable.

(a)(5)	There has been no change to the Registrant’s independent public accountant during the reporting period.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Six Circles Trust

By:	(Signature and Title)

/s/ Gregory McNeil
Gregory McNeil
Title:	President - Principal Executive Officer
Date:	September 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	(Signature and Title)

/s/ Gregory McNeil
Gregory McNeil
Title:	President - Principal Executive Officer
Date:	September 3, 2025

By:	(Signature and Title)

/s/ Tricia Larkin
Tricia Larkin
Title:	Treasurer – Principal Financial Officer
Date:	September 3, 2025